Due to size constraints, this filing is being made in two related submissions. This submission is the first of the two related submissions.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2014
Date of reporting period:	April 30, 2014

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2014

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.	We may share personal information about you or about former
This Notice applies to:	customers, plan participants or beneficiaries within the
x people who own or apply for our products or services	Principal Financial Group for several reasons, including:
for personal use.	x to assist us in providing service;
x employee benefit plan participants and beneficiaries.	x to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

WE PROTECT INFORMATION WE COLLECT ABOUT	In the course of doing business we may share data with others.
YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
information. These standards include limiting access to	reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Table of Contents

Financial Statements	1
Notes to Financial Statements	90
Schedules of Investments	130
Financial Highlights (Includes performance information)	398
Shareholder Expense Example	504
Supplemental Information	512

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Bond & Mortgage		Core Plus	Diversified
Amounts in thousands, except per share amounts	Securities Fund		Bond Fund I	International Fund
Investment in securities--at cost	$2,874,160		$3,644,738	$4,340,591
Foreign currency--at cost	$90		$1,581	$2,238
Assets
Investment in securities--at value	$2,911,968		$3,715,488	$5,276,735
Foreign currency--at value	91		1,585	2,238
Cash	–		3,141	–
Receivables:
Dividends and interest	16,339		19,624	25,224
Expense reimbursement from Manager	15		–	4
Expense reimbursement from Distributor	1		–	2
Foreign currency contracts	2		1,742	–
Fund shares sold	6,008		625	1,648
Investment securities sold	26,795		190,270	89,709
Swap premiums paid	–		180	–
Unrealized gain on OTC swap agreements	–		2,891	–
Variation margin on financial derivative instruments	–		4,066	–
Other assets	7		2	5
Total Assets	2,961,226		3,939,614	5,395,565
Liabilities
Accrued management and investment advisory fees	1,063		1,554	3,603
Accrued administrative service fees	6		3	8
Accrued distribution fees	76		5	130
Accrued service fees	25		12	41
Accrued transfer agent fees	160		32	339
Accrued directors' expenses	3		5	5
Accrued other expenses	69		55	561
Cash overdraft	1,178		–	–
Payables:
Dividends payable	5,238		–	–
Foreign currency contracts	36		5,354	–
Fund shares redeemed	909		10,498	505
Investment securities purchased	335,099		454,226	82,201
Options and swaptions contracts written (premiums received $0, $4,244 and $0)	–		2,054	–
Swap premiums received	4,500		1,876	–
Unrealized loss on OTC swap agreements	113		517	–
Variation margin on financial derivative instruments	113		1,516	–
Total Liabilities	348,588		477,707	87,393
Net Assets Applicable to Outstanding Shares	$2,612,638		$3,461,907	$5,308,172
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,724,088		$3,370,542	$4,922,620
Accumulated undistributed (overdistributed) net investment income (loss)	3,994		18,363	8,195
Accumulated undistributed (overdistributed) net realized gain (loss)	(153,170)		(20,202)	(559,087)
Net unrealized appreciation (depreciation) of investments	37,759		96,482	936,144
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(33)		(3,278)	300
Total Net Assets	$2,612,638		$3,461,907	$5,308,172
Capital Stock (par value: $.01 per share):
Shares authorized	1,060,000		800,000	1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$104,002		N/A	$265,073
Shares Issued and Outstanding	9,528			22,033
Net Asset Value per share	$10.92			$12.03
Maximum Offering Price	$11.35			$12.73
Class B: Net Assets	$1,250		N/A	$4,271
Shares Issued and Outstanding	114			352
Net Asset Value per share	$10.94	(a)		$12.13	(a)
Class C: Net Assets	$6,375		N/A	$13,364
Shares Issued and Outstanding	584			1,111
Net Asset Value per share	$10.92	(a)		$12.03	(a)
Class J: Net Assets	$168,131		N/A	$206,375
Shares Issued and Outstanding	15,311			17,346
Net AssetValue per share	$10.98	(a)		$11.90	(a)
Class P: Net Assets	N/A		N/A	$2,820
Shares Issued and Outstanding				236
Net Asset Value per share				$11.95
Institutional: Net Assets	$2,210,280		$3,405,941	$4,613,829
Shares Issued and Outstanding	202,599		308,901	385,083
Net Asset Value per share	$10.91		$11.03	$11.98
R-1: Net Assets	$5,835		$3,166	$6,897
Shares Issued and Outstanding	535		289	576
Net Asset Value per share	$10.91		$10.94	$11.97
R-2: Net Assets	$12,371		$4,915	$10,367
Shares Issued and Outstanding	1,144		448	870
Net Asset Value per share	$10.81		$10.97	$11.92
R-3: Net Assets	$31,026		$12,138	$54,870
Shares Issued and Outstanding	2,859		1,103	4,586
Net Asset Value per share	$10.85		$11.00	$11.96
R-4: Net Assets	$27,815		$7,073	$44,358
Shares Issued and Outstanding	2,519		641	3,656
Net Asset Value per share	$11.04		$11.03	$12.13
R-5: Net Assets	$45,553		$28,674	$85,948
Shares Issued and Outstanding	4,194		2,605	7,099
Net Asset Value per share	$10.86		$11.01	$12.11

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Equity		Global Diversified		Global Real Estate
Amounts in thousands, except per share amounts	Income Fund		Income Fund		Securities Fund
Investment in securities--at cost	$3,826,781		$8,168,380		$1,691,400
Foreign currency--at cost	$–		$13,683		$29
Assets
Investment in securities--at value	$5,713,513		$8,692,685		$1,890,434
Foreign currency--at value	–		13,712		27
Cash	–		22,059		–
Deposits with counterparty	–		249		–
Receivables:
Dividends and interest	6,984		80,866		3,657
Foreign currency contracts	–		348		–
Fund shares sold	3,134		62,347		9,323
Investment securities sold	6,176		88,026		3,919
Other assets	1		–		–
Total Assets	5,729,808		8,960,292		1,907,360
Liabilities
Accrued management and investment advisory fees	2,349		5,075		1,334
Accrued administrative service fees	9		–		–
Accrued distribution fees	406		2,595		49
Accrued service fees	62		–		–
Accrued transfer agent fees	327		1,044		43
Accrued directors' expenses	6		12		1
Accrued other expenses	99		171		112
Payables:
Dividends payable	–		27,267		–
Foreign currency contracts	–		1,454		–
Fund shares redeemed	1,126		17,497		371
Investment securities purchased	1,982		190,070		5,372
Options and swaptions contracts written (premiums received $0, $11,250 and $0)	–		14,467		–
Unrealized loss on unfunded loan commitments	–		2		–
Total Liabilities	6,366		259,654		7,282
Net Assets Applicable to Outstanding Shares	$5,723,442		$8,700,638		$1,900,078
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,229,791		$8,070,555		$1,713,569
Accumulated undistributed (overdistributed) net investment income (loss)	39,895		37,514		(26,765)
Accumulated undistributed (overdistributed) net realized gain (loss)	(432,978)		72,560		14,226
Net unrealized appreciation (depreciation) of investments	1,886,732		521,088		199,034
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	2		(1,079)		14
Total Net Assets	$5,723,442		$8,700,638		$1,900,078
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000		1,850,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	$989,777		$2,693,890		$93,416
Shares Issued and Outstanding	39,331		182,933		11,437
Net Asset Value per share	$25.17		$14.73		$8.17
Maximum Offering Price	$26.63		$15.30		$8.65
Class B: Net Assets	$40,504		N/A		N/A
Shares Issued and Outstanding	1,622
Net Asset Value per share	$24.97	(a)
Class C: Net Assets	$181,200		$2,522,848		$37,889
Shares Issued and Outstanding	7,361		172,152		4,757
Net Asset Value per share	$24.62	(a)	$14.65	(a)	$7.96	(a)
Class P: Net Assets	$98,150		$2,388,938		$76,497
Shares Issued and Outstanding	3,899		162,931		8,827
Net Asset Value per share	$25.17		$14.66		$8.67
Institutional: Net Assets	$4,105,504		$1,094,962		$1,692,276
Shares Issued and Outstanding	162,951		74,615		195,099
Net Asset Value per share	$25.19		$14.67		$8.67
R-1: Net Assets	$3,756		N/A		N/A
Shares Issued and Outstanding	150
Net Asset Value per share	$25.07
R-2: Net Assets	$9,166		N/A		N/A
Shares Issued and Outstanding	364
Net Asset Value per share	$25.15
R-3: Net Assets	$80,165		N/A		N/A
Shares Issued and Outstanding	3,195
Net Asset Value per share	$25.09
R-4: Net Assets	$57,363		N/A		N/A
Shares Issued and Outstanding	2,283
Net Asset Value per share	$25.13
R-5: Net Assets	$157,857		N/A		N/A
Shares Issued and Outstanding	6,272
Net Asset Value per share	$25.17

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Government &
	High Quality
Amounts in thousands, except per share amounts	Bond Fund		High Yield Fund		High Yield Fund I
Investment in securities--at cost	$1,706,222		$4,108,515		$1,706,690
Assets
Investment in securities--at value	$1,708,237		$4,216,731		$1,756,542
Cash	6,408		–		–
Receivables:
Dividends and interest	7,891		65,526		26,621
Expense reimbursement from Manager	8		–		8
Expense reimbursement from Distributor	29		–		–
Foreign currency contracts	–		747		–
Fund shares sold	4,474		39,329		8,044
Investment securities sold	2,627		11,126		5,226
Other assets	19		–		–
Total Assets	1,729,693		4,333,459		1,796,441
Liabilities
Accrued management and investment advisory fees	704		1,760		884
Accrued administrative service fees	3		–		–
Accrued distribution fees	160		869		7
Accrued service fees	11		–		–
Accrued transfer agent fees	242		1,363		4
Accrued directors' expenses	3		4		2
Accrued other expenses	73		193		47
Cash overdraft	–		1,144		524
Payables:
Dividends payable	4,275		20,083		7,549
Fund shares redeemed	1,143		9,876		7,815
Investment securities purchased	7,605		61,903		40,737
Total Liabilities	14,219		97,195		57,569
Net Assets Applicable to Outstanding Shares	$1,715,474		$4,236,264		$1,738,872
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,784,861		$4,100,136		$1,681,733
Accumulated undistributed (overdistributed) net investment income (loss)	(8,065)		(8,454)		1,158
Accumulated undistributed (overdistributed) net realized gain (loss)	(63,337)		35,596		6,129
Net unrealized appreciation (depreciation) of investments	2,015		108,216		49,852
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		770		–
Total Net Assets	$1,715,474		$4,236,264		$1,738,872
Capital Stock (par value: $.01 per share):
Shares authorized	1,175,000		1,600,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$334,193		$1,932,295		$36,036
Shares Issued and Outstanding	30,475		244,976		3,376
Net Asset Value per share	$10.97		$7.89		$10.67
Maximum Offering Price	$11.22		$8.20		$11.09
Class B: Net Assets	$4,631		$29,786		N/A
Shares Issued and Outstanding	423		3,754
Net Asset Value per share	$10.95	(a)	$7.93	(a)
Class C: Net Assets	$64,646		$542,403		N/A
Shares Issued and Outstanding	5,902		68,166
Net Asset Value per share	$10.95	(a)	$7.96	(a)
Class J: Net Assets	$134,197		N/A		N/A
Shares Issued and Outstanding	12,223
Net Asset Value per share	$10.98	(a)
Class P: Net Assets	$6,581		$710,943		N/A
Shares Issued and Outstanding	599		90,082
Net Asset Value per share	$10.99		$7.89
Institutional: Net Assets	$1,118,786		$1,020,837		$1,702,836
Shares Issued and Outstanding	101,989		130,120		159,518
Net Asset Value per share	$10.97		$7.85		$10.67
R-1: Net Assets	$2,658		N/A		N/A
Shares Issued and Outstanding	242
Net Asset Value per share	$10.98
R-2: Net Assets	$4,976		N/A		N/A
Shares Issued and Outstanding	453
Net Asset Value per share	$10.98
R-3: Net Assets	$16,200		N/A		N/A
Shares Issued and Outstanding	1,476
Net Asset Value per share	$10.98
R-4: Net Assets	$10,594		N/A		N/A
Shares Issued and Outstanding	965
Net Asset Value per share	$10.98
R-5: Net Assets	$18,012		N/A		N/A
Shares Issued and Outstanding	1,640
Net Asset Value per share	$10.98

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

				International
			Inflation	Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund	Markets Fund
Investment in securities--at cost	$2,474,402		$1,036,978	$1,801,223
Foreign currency--at cost	$–		$8	$638
Assets
Investment in securities--at value	$2,585,907		$1,027,818	$1,923,042
Foreign currency--at value	–		8	640
Cash	1,094		–	–
Deposits with counterparty	–		805	–
Receivables:
Dividends and interest	24,650		2,133	4,336
Expense reimbursement from Manager	–		3	2
Expense reimbursement from Distributor	1		–	1
Foreign currency contracts	–		53	–
Fund shares sold	10,273		216	781
Investment securities sold	–		–	3,393
Unrealized gain on OTC swap agreements	–		152	–
Variation margin on financial derivative instruments	–		221	–
Total Assets	2,621,925		1,031,409	1,932,195
Liabilities
Accrued management and investment advisory fees	1,027		306	1,838
Accrued administrative service fees	4		1	4
Accrued distribution fees	142		10	65
Accrued service fees	17		4	15
Accrued transfer agent fees	190		32	234
Accrued directors' expenses	4		2	2
Accrued other expenses	62		21	469
Cash overdraft	–		207	–
Payables:
Dividends payable	8,085		–	–
Foreign currency contracts	–		188	–
Fund shares redeemed	635		3,396	725
Investment securities purchased	15,863		17	11,171
Unrealized loss on OTC swap agreements	–		338	–
Variation margin on financial derivative instruments	–		602	–
Total Liabilities	26,029		5,124	14,523
Net Assets Applicable to Outstanding Shares	$2,595,896		$1,026,285	$1,917,672
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,533,942		$1,051,037	$1,938,611
Accumulated undistributed (overdistributed) net investment income (loss)	(11,430)		965	2,763
Accumulated undistributed (overdistributed) net realized gain (loss)	(38,121)		(14,153)	(145,524)
Net unrealized appreciation (depreciation) of investments	111,505		(11,428)	121,819
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(136)	3
Total Net Assets	$2,595,896		$1,026,285	$1,917,672
Capital Stock (par value: $.01 per share):
Shares authorized	1,100,000		900,000	900,000
Net Asset Value Per Share:
Class A: Net Assets	$273,175		$14,776	$92,057
Shares Issued and Outstanding	28,017		1,726	3,826
Net Asset Value per share	$9.75		$8.56	$24.06
Maximum Offering Price	$9.97		$8.89	$25.46
Class B: Net Assets	$7,130		N/A	$3,760
Shares Issued and Outstanding	728			166
Net Asset Value per share	$9.79	(a)		$22.71	(a)
Class C: Net Assets	$65,464		$4,333	$10,732
Shares Issued and Outstanding	6,679		520	463
Net Asset Value per share	$9.80	(a)	$8.33 (a)	$23.16	(a)
Class J: Net Assets	$86,410		$8,859	$129,447
Shares Issued and Outstanding	8,844		1,054	5,578
Net Asset Value per share	$9.77	(a)	$8.41 (a)	$23.21	(a)
Class P: Net Assets	$11,993		N/A	$2,303
Shares Issued and Outstanding	1,227			97
Net Asset Value per share	$9.77			$23.85
Institutional: Net Assets	$2,068,976		$978,316	$1,605,877
Shares Issued and Outstanding	211,655		114,091	67,263
Net Asset Value per share	$9.78		$8.57	$23.87
R-1: Net Assets	$7,329		$897	$3,808
Shares Issued and Outstanding	750		108	160
Net Asset Value per share	$9.78		$8.31	$23.76
R-2: Net Assets	$1,611		$620	$5,683
Shares Issued and Outstanding	165		74	241
Net Asset Value per share	$9.79		$8.34	$23.62
R-3: Net Assets	$23,525		$5,309	$17,081
Shares Issued and Outstanding	2,403		632	719
Net Asset Value per share	$9.79		$8.40	$23.75
R-4: Net Assets	$18,411		$1,909	$16,615
Shares Issued and Outstanding	1,881		226	696
Net Asset Value per share	$9.79		$8.45	$23.86
R-5: Net Assets	$31,872		$11,266	$30,309
Shares Issued and Outstanding	3,262		1,325	1,268
Net Asset Value per share	$9.77		$8.50	$23.91

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	International	LargeCap		LargeCap
Amounts in thousands, except per share amounts	Fund I	Blend Fund II		Growth Fund
Investment in securities--at cost	$332,108	$511,649		$2,408,053
Foreign currency--at cost	$1,077	$–		$–
Assets
Investment in securities--at value	$385,943	$648,449		$3,076,035
Foreign currency--at value	1,081	–		–
Deposits with counterparty	651	800		–
Receivables:
Dividends and interest	3,715	725		1,414
Expense reimbursement from Manager	15	9		–
Expense reimbursement from Distributor	–	1		1
Fund shares sold	177	69		1,686
Investment securities sold	3,013	2,686		23,044
Variation margin on financial derivative instruments	28	41		–
Other assets	–	–		12
Total Assets	394,623	652,780		3,102,192
Liabilities
Accrued management and investment advisory fees	307	397		1,578
Accrued administrative service fees	2	3		5
Accrued distribution fees	4	30		110
Accrued service fees	6	13		25
Accrued transfer agent fees	33	62		453
Accrued directors' expenses	1	4		2
Accrued other expenses	172	34		121
Payables:
Fund shares redeemed	8,818	1,108		356
Investment securities purchased	4,192	2,909		8,340
Total Liabilities	13,535	4,560		10,990
Net Assets Applicable to Outstanding Shares	$381,088	$648,220		$3,091,202
Net Assets Consist of:
Capital shares and additional paid-in-capital	$661,007	$471,290		$2,253,591
Accumulated undistributed (overdistributed) net investment income (loss)	2,172	1,689		2,445
Accumulated undistributed (overdistributed) net realized gain (loss)	(336,197)	38,207		167,184
Net unrealized appreciation (depreciation) of investments	54,012	137,034		667,982
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	94	–		–
Total Net Assets	$381,088	$648,220		$3,091,202
Capital Stock (par value: $.01 per share):
Shares authorized	500,000	535,000		1,335,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A		$348,374
Shares Issued and Outstanding				33,740
Net Asset Value per share				$10.33
Maximum Offering Price				$10.93
Class B: Net Assets	N/A	N/A		$5,866
Shares Issued and Outstanding				624
Net Asset Value per share				$9.40	(a)
Class C: Net Assets	N/A	N/A		$15,008
Shares Issued and Outstanding				1,549
Net Asset Value per share				$9.69	(a)
Class J: Net Assets	N/A	$111,361		$58,273
Shares Issued and Outstanding		10,995		5,925
Net Asset Value per share		$10.13	(a)	$9.84	(a)
Class P: Net Assets	N/A	N/A		$10,050
Shares Issued and Outstanding				948
Net Asset Value per share				$10.60
Institutional: Net Assets	$352,439	$473,958		$2,532,469
Shares Issued and Outstanding	26,409	45,069		237,937
Net Asset Value per share	$13.35	$10.52		$10.64
R-1: Net Assets	$4,514	$2,681		$6,768
Shares Issued and Outstanding	340	256		675
Net Asset Value per share	$13.29	$10.46		$10.03
R-2: Net Assets	$3,587	$4,923		$6,842
Shares Issued and Outstanding	269	472		674
Net Asset Value per share	$13.31	$10.43		$10.15
R-3: Net Assets	$6,098	$20,307		$20,199
Shares Issued and Outstanding	458	1,950		1,851
Net Asset Value per share	$13.30	$10.41		$10.91
R-4: Net Assets	$6,487	$10,526		$17,751
Shares Issued and Outstanding	487	1,002		1,638
Net Asset Value per share	$13.32	$10.50		$10.84
R-5: Net Assets	$7,963	$24,464		$69,602
Shares Issued and Outstanding	598	2,337		6,490
Net Asset Value per share	$13.32	$10.47		$10.72

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	LargeCap		LargeCap		LargeCap S&P 500
Amounts in thousands, except per share amounts	Growth Fund I		Growth Fund II		Index Fund
Investment in securities--at cost	$5,382,888		$988,575		$2,533,854
Assets
Investment in securities--at value	$7,122,100		$1,205,856		$3,949,456
Deposits with counterparty	8,404		2,500		–
Receivables:
Dividends and interest	2,937		893		3,551
Expense reimbursement from Manager	95		14		2
Expense reimbursement from Distributor	1		–		4
Fund shares sold	1,365		57		1,907
Investment securities sold	43,556		6,645		–
Variation margin on financial derivative instruments	508		159		269
Other assets	1		–		3
Total Assets	7,178,967		1,216,124		3,955,192
Liabilities
Accrued management and investment advisory fees	3,565		874		480
Accrued administrative service fees	20		2		32
Accrued distribution fees	71		11		220
Accrued service fees	119		7		180
Accrued transfer agent fees	210		9		267
Accrued directors' expenses	5		3		4
Accrued other expenses	63		21		87
Payables:
Fund shares redeemed	2,828		2,904		22,846
Investment securities purchased	48,911		2,477		–
Total Liabilities	55,792		6,308		24,116
Net Assets Applicable to Outstanding Shares	$7,123,175		$1,209,816		$3,931,076
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,001,048		$940,146		$2,635,668
Accumulated undistributed (overdistributed) net investment income (loss)	3,190		1,499		18,319
Accumulated undistributed (overdistributed) net realized gain (loss)	377,242		50,315		(139,152)
Net unrealized appreciation (depreciation) of investments	1,741,695		217,856		1,416,241
Total Net Assets	$7,123,175		$1,209,816		$3,931,076
Capital Stock (par value: $.01 per share):
Shares authorized	945,000		540,000		950,000
Net Asset Value Per Share:
Class A: Net Assets	$5,522		N/A		$226,599
Shares Issued and Outstanding	446				17,048
Net Asset Value per share	$12.38				$13.29
Maximum Offering Price	$13.10				$13.49
Class C: Net Assets	N/A		N/A		$21,725
Shares Issued and Outstanding					1,658
Net Asset Value per share					$13.10	(a)
Class J: Net Assets	$101,994		$33,442		$467,580
Shares Issued and Outstanding	9,282		3,712		35,508
Net Asset Value per share	$10.99	(a)	$9.01	(a)	$13.17	(a)
Institutional: Net Assets	$6,434,532		$1,141,357		$2,348,473
Shares Issued and Outstanding	516,600		112,565		176,875
Net Asset Value per share	$12.46		$10.14		$13.28
R-1: Net Assets	$8,340		$1,239		$18,695
Shares Issued and Outstanding	725		129		1,411
Net Asset Value per share	$11.51		$9.62		$13.25
R-2: Net Assets	$21,649		$2,229		$37,592
Shares Issued and Outstanding	1,921		240		2,822
Net Asset Value per share	$11.27		$9.30		$13.32
R-3: Net Assets	$162,590		$11,391		$243,483
Shares Issued and Outstanding	13,733		1,198		18,319
Net Asset Value per share	$11.84		$9.51		$13.29
R-4: Net Assets	$97,774		$5,784		$196,850
Shares Issued and Outstanding	8,209		591		14,766
Net Asset Value per share	$11.91		$9.78		$13.33
R-5: Net Assets	$290,774		$14,374		$370,079
Shares Issued and Outstanding	23,875		1,455		27,554
Net Asset Value per share	$12.18		$9.88		$13.43

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	LargeCap		LargeCap	LargeCap
Amounts in thousands, except per share amounts	Value Fund		Value Fund I	Value Fund III
Investment in securities--at cost	$3,060,098		$165,588	$2,318,352
Assets
Investment in securities--at value	$3,501,368		$198,432	$2,600,880
Deposits with counterparty	–		603	4,700
Receivables:
Dividends and interest	2,581		112	3,074
Expense reimbursement from Manager	3		2	26
Expense reimbursement from Distributor	–		–	1
Fund shares sold	995		9	776
Investment securities sold	49,330		–	–
Variation margin on financial derivative instruments	–		24	283
Other assets	28		–	–
Total Assets	3,554,305		199,182	2,609,740
Liabilities
Accrued management and investment advisory fees	1,176		130	1,632
Accrued administrative service fees	1		1	2
Accrued distribution fees	68		2	20
Accrued service fees	4		3	6
Accrued transfer agent fees	184		–	27
Accrued directors' expenses	–		3	1
Accrued other expenses	97		20	22
Cash overdraft	–		–	41
Payables:
Fund shares redeemed	435		151	3,350
Investment securities purchased	21,502		–	–
Total Liabilities	23,467		310	5,101
Net Assets Applicable to Outstanding Shares	$3,530,838		$198,872	$2,604,639
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,903,920		$(267,243)	$2,533,213
Accumulated undistributed (overdistributed) net investment income (loss)	14,107		671	12,312
Accumulated undistributed (overdistributed) net realized gain (loss)	171,541		432,468	(224,546)
Net unrealized appreciation (depreciation) of investments	441,270		32,976	283,660
Total Net Assets	$3,530,838		$198,872	$2,604,639
Capital Stock (par value: $.01 per share):
Shares authorized	900,000		600,000	520,000
Net Asset Value Per Share:
Class A: Net Assets	$209,459		N/A	N/A
Shares Issued and Outstanding	15,798
Net Asset Value per share	$13.26
Maximum Offering Price	$14.03
Class B: Net Assets	$1,566		N/A	N/A
Shares Issued and Outstanding	119
Net Asset Value per share	$13.21	(a)
Class C: Net Assets	$7,986		N/A	N/A
Shares Issued and Outstanding	614
Net Asset Value per share	$13.01	(a)
Class J: Net Assets	$73,158		N/A	$77,308
Shares Issued and Outstanding	5,605			5,270
Net Asset Value per share	$13.05	(a)		$14.67	(a)
Institutional: Net Assets	$3,217,240		$185,835	$2,495,685
Shares Issued and Outstanding	243,146		22,593	168,246
Net Asset Value per share	$13.23		$8.23	$14.83
R-1: Net Assets	$1,597		$2,720	$2,477
Shares Issued and Outstanding	122		328	167
Net Asset Value per share	$13.15		$8.29	$14.83
R-2: Net Assets	$3,866		$2,387	$3,854
Shares Issued and Outstanding	293		290	260
Net Asset Value per share	$13.19		$8.23	$14.79
R-3: Net Assets	$4,020		$3,030	$11,946
Shares Issued and Outstanding	305		369	778
Net Asset Value per share	$13.17		$8.20	$15.35
R-4: Net Assets	$2,796		$3,352	$5,617
Shares Issued and Outstanding	213		410	380
Net Asset Value per share	$13.14		$8.18	$14.83
R-5: Net Assets	$9,150		$1,548	$7,752
Shares Issued and Outstanding	690		185	519
Net Asset Value per share	$13.25		$8.37	$14.92

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			MidCap		MidCap
Amounts in thousands, except per share amounts	MidCap Fund		Growth Fund		Growth Fund III
Investment in securities--at cost	$6,135,316		$107,534		$1,377,843
Assets
Investment in securities--at value	$8,116,532		$112,491		$1,455,175
Cash	28		8		–
Deposits with counterparty	–		–		3,400
Receivables:
Dividends and interest	3,540		75		391
Expense reimbursement from Manager	–		2		27
Expense reimbursement from Distributor	2		–		–
Fund shares sold	20,564		13		258
Investment securities sold	9,151		2,646		5,246
Variation margin on financial derivative instruments	–		–		305
Other assets	6		–		–
Total Assets	8,149,823		115,235		1,464,802
Liabilities
Accrued management and investment advisory fees	3,927		61		1,174
Accrued administrative service fees	27		1		3
Accrued distribution fees	831		9		16
Accrued service fees	126		5		13
Accrued transfer agent fees	389		11		12
Accrued directors' expenses	6		3		4
Accrued other expenses	352		8		22
Payables:
Borrowing	–		170		–
Fund shares redeemed	10,254		204		3,735
Investment securities purchased	13,756		215		4,066
Total Liabilities	29,668		687		9,045
Net Assets Applicable to Outstanding Shares	$8,120,155		$114,548		$1,455,757
Net Assets Consist of:
Capital shares and additional paid-in-capital	$6,006,840		$95,496		$1,111,186
Accumulated undistributed (overdistributed) net investment income (loss)	(5,107)		(247)		(808)
Accumulated undistributed (overdistributed) net realized gain (loss)	137,206		14,342		268,034
Net unrealized appreciation (depreciation) of investments	1,981,216		4,957		77,345
Total Net Assets	$8,120,155		$114,548		$1,455,757
Capital Stock (par value: $.01 per share):
Shares authorized	1,675,000		325,000		625,000
Net Asset Value Per Share:
Class A: Net Assets	$2,002,076		N/A		N/A
Shares Issued and Outstanding	99,114
Net Asset Value per share	$20.20
Maximum Offering Price	$21.38
Class B: Net Assets	$13,561		N/A		N/A
Shares Issued and Outstanding	702
Net Asset Value per share	$19.31	(a)
Class C: Net Assets	$346,482		N/A		N/A
Shares Issued and Outstanding	18,117
Net Asset Value per share	$19.12	(a)
Class J: Net Assets	$280,994		$37,119		$38,119
Shares Issued and Outstanding	14,393		5,797		3,581
Net Asset Value per share	$19.52	(a)	$6.40	(a)	$10.64	(a)
Class P: Net Assets	$1,556,782		N/A		N/A
Shares Issued and Outstanding	76,189
Net Asset Value per share	$20.43
Institutional: Net Assets	$3,309,551		$54,849		$1,354,210
Shares Issued and Outstanding	161,580		7,268		112,850
Net Asset Value per share	$20.48		$7.55		$12.00
R-1: Net Assets	$25,483		$1,298		$3,466
Shares Issued and Outstanding	1,317		195		319
Net Asset Value per share	$19.35		$6.67		$10.85
R-2: Net Assets	$42,439		$2,370		$5,325
Shares Issued and Outstanding	2,175		338		479
Net Asset Value per share	$19.51		$7.02		$11.12
R-3: Net Assets	$151,745		$2,901		$18,961
Shares Issued and Outstanding	7,606		397		1,622
Net Asset Value per share	$19.95		$7.31		$11.69
R-4: Net Assets	$158,084		$2,633		$22,251
Shares Issued and Outstanding	7,724		348		1,877
Net Asset Value per share	$20.47		$7.57		$11.85
R-5: Net Assets	$232,958		$13,378		$13,425
Shares Issued and Outstanding	11,471		1,722		1,105
Net Asset Value per share	$20.31		$7.77		$12.15

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	MidCap S&P 400		MidCap		MidCap
Amounts in thousands, except per share amounts	Index Fund		Value Fund I		Value Fund III
Investment in securities--at cost	$781,127		$1,365,795		$716,459
Assets
Investment in securities--at value	$1,041,113		$1,578,673		$848,044
Deposits with counterparty	1,302		3,000		1,700
Receivables:
Dividends and interest	452		439		381
Expense reimbursement from Manager	–		77		10
Expense reimbursement from Distributor	1		–		1
Fund shares sold	523		564		613
Investment securities sold	–		18,067		1,170
Variation margin on financial derivative instruments	150		319		199
Total Assets	1,043,541		1,601,139		852,118
Liabilities
Accrued management and investment advisory fees	128		1,257		452
Accrued administrative service fees	20		8		1
Accrued distribution fees	62		31		25
Accrued service fees	99		36		6
Accrued transfer agent fees	50		64		31
Accrued directors' expenses	1		2		1
Accrued other expenses	4		36		57
Cash overdraft	–		76		–
Payables:
Fund shares redeemed	5,464		435		102
Investment securities purchased	94		15,855		–
Total Liabilities	5,922		17,800		675
Net Assets Applicable to Outstanding Shares	$1,037,619		$1,583,339		$851,443
Net Assets Consist of:
Capital shares and additional paid-in-capital	$760,350		$1,251,655		$684,547
Accumulated undistributed (overdistributed) net investment income (loss)	2,810		1,037		2,680
Accumulated undistributed (overdistributed) net realized gain (loss)	14,478		117,915		32,443
Net unrealized appreciation (depreciation) of investments	259,981		212,732		131,773
Total Net Assets	$1,037,619		$1,583,339		$851,443
Capital Stock (par value: $.01 per share):
Shares authorized	425,000		525,000		325,000
Net Asset Value Per Share:
Class J: Net Assets	$80,969		$70,805		$110,291
Shares Issued and Outstanding	4,345		4,557		5,908
Net Asset Value per share	$18.63	(a)	$15.54	(a)	$18.67	(a)
Institutional: Net Assets	$479,468		$1,336,321		$709,583
Shares Issued and Outstanding	25,205		85,387		36,085
Net Asset Value per share	$19.02		$15.65		$19.66
R-1: Net Assets	$20,103		$7,089		$679
Shares Issued and Outstanding	1,066		465		36
Net Asset Value per share	$18.86		$15.25		$18.84
R-2: Net Assets	$21,147		$14,732		$1,271
Shares Issued and Outstanding	1,094		962		67
Net Asset Value per share	$19.33		$15.31		$18.93
R-3: Net Assets	$124,962		$40,084		$5,977
Shares Issued and Outstanding	6,482		2,591		318
Net Asset Value per share	$19.28		$15.47		$18.80
R-4: Net Assets	$113,787		$34,904		$9,203
Shares Issued and Outstanding	5,893		2,250		494
Net Asset Value per share	$19.31		$15.51		$18.63
R-5: Net Assets	$197,183		$79,404		$14,439
Shares Issued and Outstanding	10,142		5,100		769
Net Asset Value per share	$19.44		$15.57		$18.78

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Money			Principal Capital
Amounts in thousands, except per share amounts	Market Fund		Overseas Fund	Appreciation Fund
Investment in securities--at cost	$1,060,561		$2,213,588	$1,301,579
Foreign currency--at cost	$–		$1,019	$–
Assets
Investment in securities--at value	$1,060,561		$2,619,839	$2,380,689
Foreign currency--at value	–		1,018	–
Cash	16		529	–
Deposits with counterparty	–		6,602	–
Receivables:
Dividends and interest	56		15,458	1,916
Expense reimbursement from Manager	368		64	–
Expense reimbursement from Distributor	17		–	–
Fund shares sold	1,937		937	406
Investment securities sold	–		2,949	1,246
Variation margin on financial derivative instruments	–		410	–
Other assets	26		–	5
Total Assets	1,062,981		2,647,806	2,384,262
Liabilities
Accrued management and investment advisory fees	346		2,275	880
Accrued administrative service fees	–		–	2
Accrued distribution fees	71		–	219
Accrued service fees	–		–	15
Accrued transfer agent fees	306		48	346
Accrued directors' expenses	2		2	2
Accrued other expenses	54		205	76
Payables:
Fund shares redeemed	5,114		77	2,264
Investment securities purchased	–		861	1,365
Total Liabilities	5,893		3,468	5,169
Net Assets Applicable to Outstanding Shares	$1,057,088		$2,644,338	$2,379,093
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,098,332		$2,141,984	$1,291,765
Accumulated undistributed (overdistributed) net investment income (loss)	–		22,538	8,708
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,244)		70,038	(490)
Net unrealized appreciation (depreciation) of investments	–		409,500	1,079,110
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		278	–
Total Net Assets	$1,057,088		$2,644,338	$2,379,093
Capital Stock (par value: $.01 per share):
Shares authorized	8,400,000		600,000	1,000,000
Net Asset Value Per Share:
Class A: Net Assets	$438,346		N/A	$778,859
Shares Issued and Outstanding	438,256			14,164
Net Asset Value per share	$1.00			$54.99
Maximum Offering Price	$1.00			$58.19
Class B: Net Assets	$4,290		N/A	$24,259
Shares Issued and Outstanding	4,289			527
Net Asset Value per share	$1.00	(a)		$46.03	(a)
Class C: Net Assets	$15,712		N/A	$39,703
Shares Issued and Outstanding	15,709			865
Net Asset Value per share	$1.00	(a)		$45.91	(a)
Class J: Net Assets	$257,554		N/A	N/A
Shares Issued and Outstanding	257,502
Net Asset Value per share	$1.00	(a)
Class P: Net Assets	N/A		N/A	$24,159
Shares Issued and Outstanding				435
Net Asset Value per share				$55.57
Institutional: Net Assets	$341,186		$2,642,894	$1,435,979
Shares Issued and Outstanding	341,117		219,406	25,776
Net Asset Value per share	$1.00		$12.05	$55.71
R-1: Net Assets	N/A		$13	$1,712
Shares Issued and Outstanding			1	31
Net Asset Value per share			$11.98	$55.03
R-2: Net Assets	N/A		$13	$2,378
Shares Issued and Outstanding			1	43
Net Asset Value per share			$11.99	$55.09
R-3: Net Assets	N/A		$247	$21,367
Shares Issued and Outstanding			20	389
Net Asset Value per share			$11.98	$55.03
R-4: Net Assets	N/A		$552	$14,209
Shares Issued and Outstanding			46	257
Net Asset Value per share			$12.00	$55.35
R-5: Net Assets	N/A		$619	$36,468
Shares Issued and Outstanding			51	657
Net Asset Value per share			$12.01	$55.47

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund		2015 Fund	2020 Fund
Investment in affiliated Funds--at cost	$1,479,530		$870,728	$5,812,640
Assets
Investment in affiliated Funds--at value	$1,665,558		$1,038,754	$6,670,160
Receivables:
Dividends and interest	1,083		526	2,419
Expense reimbursement from Manager	1		–	3
Expense reimbursement from Distributor	2		–	7
Fund shares sold	209		1,287	2,449
Prepaid expenses	–		2	–
Total Assets	1,666,853		1,040,569	6,675,038
Liabilities
Accrued management and investment advisory fees	41		25	162
Accrued administrative service fees	14		13	53
Accrued distribution fees	89		31	316
Accrued service fees	59		56	236
Accrued transfer agent fees	34		–	115
Accrued directors' expenses	5		2	5
Accrued other expenses	2		–	4
Payables:
Fund shares redeemed	1,051		2	1,331
Total Liabilities	1,295		129	2,222
Net Assets Applicable to Outstanding Shares	$1,665,558		$1,040,440	$6,672,816
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,535,102		$844,196	$5,607,799
Accumulated undistributed (overdistributed) net investment income (loss)	3,546		1,582	6,346
Accumulated undistributed (overdistributed) net realized gain (loss)	(59,118)		26,636	201,151
Net unrealized appreciation (depreciation) of investments	186,028		168,026	857,520
Total Net Assets	$1,665,558		$1,040,440	$6,672,816
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		400,000	1,125,000
Net Asset Value Per Share:
Class A: Net Assets	$43,841		N/A	$121,600
Shares Issued and Outstanding	3,265			8,371
Net Asset Value per share	$13.43			$14.53
Maximum Offering Price	$13.95			$15.38
Class B: Net Assets	N/A		N/A	$3,507
Shares Issued and Outstanding				239
Net Asset Value per share				$14.67	(a)
Class J: Net Assets	$244,118		N/A	$836,066
Shares Issued and Outstanding	18,342			58,107
Net Asset Value per share	$13.31	(a)		$14.39	(a)
Institutional: Net Assets	$1,089,297		$765,720	$4,558,387
Shares Issued and Outstanding	81,567		69,693	315,475
Net Asset Value per share	$13.35		$10.99	$14.45
R-1: Net Assets	$16,468		$14,490	$55,166
Shares Issued and Outstanding	1,240		1,348	3,840
Net Asset Value per share	$13.28		$10.75	$14.37
R-2: Net Assets	$18,212		$15,056	$76,887
Shares Issued and Outstanding	1,372		1,394	5,365
Net Asset Value per share	$13.27		$10.80	$14.33
R-3: Net Assets	$77,237		$89,994	$309,417
Shares Issued and Outstanding	5,831		8,333	21,590
Net Asset Value per share	$13.25		$10.80	$14.33
R-4: Net Assets	$66,261		$66,606	$255,220
Shares Issued and Outstanding	4,994		6,137	17,784
Net Asset Value per share	$13.27		$10.85	$14.35
R-5: Net Assets	$110,124		$88,574	$456,566
Shares Issued and Outstanding	8,281		8,144	31,731
Net Asset Value per share	$13.30		$10.88	$14.39

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Principal LifeTime	Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2025 Fund	2030 Fund		2035 Fund
Investment in affiliated Funds--at cost	$1,353,952	$5,601,348		$928,032
Assets
Investment in affiliated Funds--at value	$1,604,529	$6,593,500		$1,118,591
Receivables:
Dividends and interest	600	1,868		272
Expense reimbursement from Manager	–	4		–
Expense reimbursement from Distributor	–	8		–
Fund shares sold	1,018	2,520		1,151
Prepaid transfer agent fees	1	–		1
Total Assets	1,606,148	6,597,900		1,120,015
Liabilities
Accrued management and investment advisory fees	39	161		27
Accrued administrative service fees	19	48		14
Accrued distribution fees	47	322		33
Accrued service fees	84	217		59
Accrued transfer agent fees	–	158		–
Accrued directors' expenses	2	4		1
Accrued other expenses	4	3		2
Payables:
Fund shares redeemed	87	1,309		325
Total Liabilities	282	2,222		461
Net Assets Applicable to Outstanding Shares	$1,605,866	$6,595,678		$1,119,554
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,307,290	$5,363,148		$887,531
Accumulated undistributed (overdistributed) net investment income (loss)	1,364	3,627		462
Accumulated undistributed (overdistributed) net realized gain (loss)	46,635	236,751		41,002
Net unrealized appreciation (depreciation) of investments	250,577	992,152		190,559
Total Net Assets	$1,605,866	$6,595,678		$1,119,554
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	1,225,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$109,576		N/A
Shares Issued and Outstanding		7,462
Net Asset Value per share		$14.68
Maximum Offering Price		$15.53
Class B: Net Assets	N/A	$3,723		N/A
Shares Issued and Outstanding		250
Net Asset Value per share		$14.87	(a)
Class J: Net Assets	N/A	$937,277		N/A
Shares Issued and Outstanding		64,144
Net Asset Value per share		$14.61	(a)
Institutional: Net Assets	$1,191,395	$4,479,351		$831,307
Shares Issued and Outstanding	105,050	305,876		71,348
Net Asset Value per share	$11.34	$14.64		$11.65
R-1: Net Assets	$17,261	$45,658		$13,967
Shares Issued and Outstanding	1,548	3,136		1,216
Net Asset Value per share	$11.15	$14.56		$11.49
R-2: Net Assets	$23,169	$73,094		$14,479
Shares Issued and Outstanding	2,076	5,019		1,262
Net Asset Value per share	$11.16	$14.56		$11.47
R-3: Net Assets	$148,881	$274,345		$101,098
Shares Issued and Outstanding	13,317	18,801		8,778
Net Asset Value per share	$11.18	$14.59		$11.52
R-4: Net Assets	$81,893	$234,550		$59,987
Shares Issued and Outstanding	7,279	15,661		5,183
Net Asset Value per share	$11.25	$14.98		$11.57
R-5: Net Assets	$143,267	$438,104		$98,716
Shares Issued and Outstanding	12,696	29,945		8,506
Net Asset Value per share	$11.28	$14.63		$11.61

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2040 Fund		2045 Fund	2050 Fund
Investment in affiliated Funds--at cost	$3,498,897		$540,083	$1,703,603
Assets
Investment in affiliated Funds--at value	$4,205,329		$643,773	$2,038,909
Receivables:
Dividends and interest	903		138	421
Expense reimbursement from Manager	5		–	6
Expense reimbursement from Distributor	4		–	1
Fund shares sold	1,569		957	1,656
Prepaid transfer agent fees	–		1	–
Prepaid expenses	–		1	–
Total Assets	4,207,810		644,870	2,040,993
Liabilities
Accrued management and investment advisory fees	103		15	49
Accrued administrative service fees	31		8	16
Accrued distribution fees	194		18	75
Accrued service fees	138		37	70
Accrued transfer agent fees	114		–	57
Accrued directors' expenses	5		1	2
Accrued other expenses	14		–	12
Payables:
Fund shares redeemed	854		127	337
Total Liabilities	1,453		206	618
Net Assets Applicable to Outstanding Shares	$4,206,357		$644,664	$2,040,375
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,331,870		$516,233	$1,620,387
Accumulated undistributed (overdistributed) net investment income (loss)	1,144		174	558
Accumulated undistributed (overdistributed) net realized gain (loss)	166,911		24,567	84,124
Net unrealized appreciation (depreciation) of investments	706,432		103,690	335,306
Total Net Assets	$4,206,357		$644,664	$2,040,375
Capital Stock (par value: $.01 per share):
Shares authorized	1,050,000		400,000	825,000
Net Asset Value Per Share:
Class A: Net Assets	$76,432		N/A	$57,268
Shares Issued and Outstanding	5,136			3,900
Net Asset Value per share	$14.88			$14.68
Maximum Offering Price	$15.75			$15.53
Class B: Net Assets	$3,121		N/A	$939
Shares Issued and Outstanding	210			64
Net Asset Value per share	$14.89	(a)		$14.67	(a)
Class J: Net Assets	$528,423		N/A	$142,529
Shares Issued and Outstanding	35,261			9,963
Net Asset Value per share	$14.99	(a)		$14.31	(a)
Institutional: Net Assets	$2,922,612		$463,469	$1,495,724
Shares Issued and Outstanding	193,762		39,031	102,333
Net Asset Value per share	$15.08		$11.87	$14.62
R-1: Net Assets	$33,414		$8,895	$16,745
Shares Issued and Outstanding	2,233		767	1,155
Net Asset Value per share	$14.96		$11.60	$14.50
R-2: Net Assets	$52,694		$10,390	$30,807
Shares Issued and Outstanding	3,525		896	2,128
Net Asset Value per share	$14.95		$11.60	$14.48
R-3: Net Assets	$159,606		$52,909	$74,722
Shares Issued and Outstanding	10,685		4,534	5,155
Net Asset Value per share	$14.94		$11.67	$14.50
R-4: Net Assets	$154,636		$31,968	$73,103
Shares Issued and Outstanding	10,345		2,725	5,027
Net Asset Value per share	$14.95		$11.73	$14.54
R-5: Net Assets	$275,419		$77,033	$148,538
Shares Issued and Outstanding	18,329		6,558	10,195
Net Asset Value per share	$15.03		$11.75	$14.57

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

				Principal LifeTime
	Principal LifeTime	Principal LifeTime		Strategic
Amounts in thousands, except per share amounts	2055 Fund	2060 Fund		Income Fund
Investment in affiliated Funds--at cost	$122,980	$17,916		$727,113
Assets
Investment in affiliated Funds--at value	$141,443	$18,184		$798,073
Receivables:
Dividends and interest	28	3		695
Expense reimbursement from Manager	–	5		3
Expense reimbursement from Distributor	–	–		1
Fund shares sold	360	70		79
Prepaid expenses	1	1		–
Total Assets	141,832	18,263		798,851
Liabilities
Accrued management and investment advisory fees	4	–		19
Accrued administrative service fees	2	–		7
Accrued distribution fees	3	1		37
Accrued service fees	7	–		26
Accrued transfer agent fees	–	–		17
Accrued directors' expenses	1	2		2
Accrued other expenses	–	–		1
Payables:
Fund shares redeemed	50	53		1,052
Total Liabilities	67	56		1,161
Net Assets Applicable to Outstanding Shares	$141,765	$18,207		$797,690
Net Assets Consist of:
Capital shares and additional paid-in-capital	$118,354	$17,905		$759,665
Accumulated undistributed (overdistributed) net investment income (loss)	25	4		2,456
Accumulated undistributed (overdistributed) net realized gain (loss)	4,923	30		(35,391)
Net unrealized appreciation (depreciation) of investments	18,463	268		70,960
Total Net Assets	$141,765	$18,207		$797,690
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	500,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A		$31,684
Shares Issued and Outstanding				2,627
Net Asset Value per share				$12.06
Maximum Offering Price				$12.53
Class B: Net Assets	N/A	N/A		$344
Shares Issued and Outstanding				29
Net Asset Value per share				$12.04	(a)
Class J: Net Assets	N/A	$1,287		$74,551
Shares Issued and Outstanding		109		6,247
Net Asset Value per share		$11.85	(a)	$11.93	(a)
Institutional: Net Assets	$106,138	$14,858		$565,292
Shares Issued and Outstanding	8,830	1,251		47,146
Net Asset Value per share	$12.02	$11.88		$11.99
R-1: Net Assets	$1,544	$74		$8,653
Shares Issued and Outstanding	132	6		723
Net Asset Value per share	$11.73	$11.76		$11.96
R-2: Net Assets	$1,408	$86		$9,863
Shares Issued and Outstanding	120	7		824
Net Asset Value per share	$11.75	$11.78		$11.97
R-3: Net Assets	$9,747	$782		$38,850
Shares Issued and Outstanding	825	66		3,269
Net Asset Value per share	$11.81	$11.84		$11.88
R-4: Net Assets	$8,339	$416		$20,441
Shares Issued and Outstanding	702	35		1,717
Net Asset Value per share	$11.88	$11.83		$11.91
R-5: Net Assets	$14,589	$704		$48,012
Shares Issued and Outstanding	1,226	59		4,009
Net Asset Value per share	$11.90	$11.85		$11.98

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Real Estate		SAM Balanced		SAM Conservative
Amounts in thousands, except per share amounts	Securities Fund		Portfolio		Balanced Portfolio
Investment in securities--at cost	$1,165,815		$–		$–
Investment in affiliated Funds--at cost	$–		$3,773,729		$1,359,199
Assets
Investment in securities--at value	$1,612,347		$–		$–
Investment in affiliated Funds--at value	–		4,725,839		1,574,871
Receivables:
Dividends and interest	166		4,461		2,456
Expense reimbursement from Manager	2		–		13
Expense reimbursement from Distributor	1		8		4
Fund shares sold	6,337		3,262		1,653
Investment securities sold	675		–		–
Total Assets	1,619,528		4,733,570		1,578,997
Liabilities
Accrued management and investment advisory fees	1,058		1,190		396
Accrued administrative service fees	9		8		3
Accrued distribution fees	112		1,261		405
Accrued service fees	55		49		17
Accrued transfer agent fees	220		695		193
Accrued directors' expenses	4		4		2
Accrued other expenses	24		54		22
Payables:
Fund shares redeemed	1,021		2,742		1,654
Investment securities purchased	729		–		–
Total Liabilities	3,232		6,003		2,692
Net Assets Applicable to Outstanding Shares	$1,616,296		$4,727,567		$1,576,305
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,174,480		$3,737,860		$1,348,110
Accumulated undistributed (overdistributed) net investment income (loss)	3,987		2,010		1,912
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,703)		35,587		10,611
Net unrealized appreciation (depreciation) of investments	446,532		952,110		215,672
Total Net Assets	$1,616,296		$4,727,567		$1,576,305
Capital Stock (par value: $.01 per share):
Shares authorized	950,000		1,825,000		1,625,000
Net Asset Value Per Share:
Class A: Net Assets	$178,739		$2,009,678		$468,131
Shares Issued and Outstanding	8,895		126,898		38,662
Net Asset Value per share	$20.09		$15.84		$12.11
Maximum Offering Price	$21.26		$16.76		$12.81
Class B: Net Assets	$3,403		$90,157		$15,876
Shares Issued and Outstanding	171		5,697		1,309
Net Asset Value per share	$19.84	(a)	$15.83	(a)	$12.13	(a)
Class C: Net Assets	$28,584		$693,734		$230,346
Shares Issued and Outstanding	1,442		44,305		19,193
Net Asset Value per share	$19.82	(a)	$15.66	(a)	$12.00	(a)
Class J: Net Assets	$154,991		$918,784		$499,425
Shares Issued and Outstanding	7,907		59,564		41,696
Net Asset Value per share	$19.60	(a)	$15.43	(a)	$11.98	(a)
Class P: Net Assets	$31,920		N/A		N/A
Shares Issued and Outstanding	1,589
Net Asset Value per share	$20.09
Institutional: Net Assets	$941,759		$777,482		$282,433
Shares Issued and Outstanding	46,844		49,709		23,513
Net Asset Value per share	$20.10		$15.64		$12.01
R-1: Net Assets	$6,473		$4,044		$2,926
Shares Issued and Outstanding	326		259		244
Net Asset Value per share	$19.88		$15.61		$11.97
R-2: Net Assets	$15,696		$9,593		$3,131
Shares Issued and Outstanding	814		616		260
Net Asset Value per share	$19.28		$15.56		$12.03
R-3: Net Assets	$51,308		$65,999		$22,293
Shares Issued and Outstanding	2,607		4,233		1,859
Net Asset Value per share	$19.68		$15.59		$11.99
R-4: Net Assets	$54,248		$51,839		$15,799
Shares Issued and Outstanding	2,783		3,318		1,317
Net Asset Value per share	$19.49		$15.62		$12.00
R-5: Net Assets	$149,175		$106,257		$35,945
Shares Issued and Outstanding	7,638		6,801		2,995
Net Asset Value per share	$19.53		$15.62		$12.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	SAM Conservative		SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio		Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$2,414,140		$1,726,714		$1,470,987
Assets
Investment in affiliated Funds--at value	$3,173,814		$1,919,511		$1,962,753
Receivables:
Dividends and interest	971		4,000		–
Expense reimbursement from Distributor	4		5		2
Fund shares sold	1,963		6,250		822
Total Assets	3,176,752		1,929,766		1,963,577
Liabilities
Accrued management and investment advisory fees	799		483		495
Accrued administrative service fees	5		1		3
Accrued distribution fees	896		534		572
Accrued service fees	29		9		16
Accrued transfer agent fees	585		225		483
Accrued directors' expenses	3		2		3
Accrued other expenses	42		28		53
Payables:
Dividends payable	–		3,505		–
Fund shares redeemed	2,512		1,254		1,035
Total Liabilities	4,871		6,041		2,660
Net Assets Applicable to Outstanding Shares	$3,171,881		$1,923,725		$1,960,917
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,359,172		$1,724,481		$1,413,490
Accumulated undistributed (overdistributed) net investment income (loss)	2,263		716		8,386
Accumulated undistributed (overdistributed) net realized gain (loss)	50,772		5,731		47,275
Net unrealized appreciation (depreciation) of investments	759,674		192,797		491,766
Total Net Assets	$3,171,881		$1,923,725		$1,960,917
Capital Stock (par value: $.01 per share):
Shares authorized	1,825,000		1,725,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets	$1,447,077		$748,788		$964,314
Shares Issued and Outstanding	80,255		60,171		46,786
Net Asset Value per share	$18.03		$12.44		$20.61
Maximum Offering Price	$19.08		$12.92		$21.81
Class B: Net Assets	$68,627		$19,043		$53,663
Shares Issued and Outstanding	3,919		1,528		2,763
Net Asset Value per share	$17.51	(a)	$12.46	(a)	$19.42	(a)
Class C: Net Assets	$533,692		$281,482		$326,050
Shares Issued and Outstanding	31,226		22,812		16,899
Net Asset Value per share	$17.09	(a)	$12.34	(a)	$19.29	(a)
Class J: Net Assets	$465,969		$653,631		$268,488
Shares Issued and Outstanding	26,548		52,905		13,356
Net Asset Value per share	$17.55	(a)	$12.35	(a)	$20.10	(a)
Institutional: Net Assets	$511,740		$177,095		$271,190
Shares Issued and Outstanding	28,869		14,271		13,386
Net Asset Value per share	$17.73		$12.41		$20.26
R-1: Net Assets	$4,289		$788		$4,028
Shares Issued and Outstanding	245		64		201
Net Asset Value per share	$17.51		$12.37		$20.00
R-2: Net Assets	$8,211		$1,370		$4,926
Shares Issued and Outstanding	469		111		246
Net Asset Value per share	$17.51		$12.39		$20.04
R-3: Net Assets	$27,808		$11,060		$18,021
Shares Issued and Outstanding	1,586		893		898
Net Asset Value per share	$17.53		$12.39		$20.06
R-4: Net Assets	$22,163		$10,986		$17,401
Shares Issued and Outstanding	1,254		887		863
Net Asset Value per share	$17.67		$12.39		$20.17
R-5: Net Assets	$82,305		$19,482		$32,836
Shares Issued and Outstanding	4,670		1,572		1,632
Net Asset Value per share	$17.62		$12.39		$20.12

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Short-Term		SmallCap		SmallCap
Amounts in thousands, except per share amounts	Income Fund		Blend Fund		Growth Fund I
Investment in securities--at cost	$2,135,572		$397,351		$1,679,069
Assets
Investment in securities--at value	$2,156,086		$511,550		$2,024,145	(a)
Cash	–		–		11,401
Deposits with counterparty	–		66		5,003
Receivables:
Dividends and interest	12,933		147		134
Expense reimbursement from Manager	–		1		110
Expense reimbursement from Distributor	1		2		–
Fund shares sold	4,370		299		261
Investment securities sold	1		11,402		14,475
Variation margin on financial derivative instruments	–		10		615
Other assets	–		1		–
Total Assets	2,173,391		523,478		2,056,144
Liabilities
Accrued management and investment advisory fees	728		322		1,640
Accrued administrative service fees	1		2		3
Accrued distribution fees	146		101		15
Accrued service fees	5		6		16
Accrued transfer agent fees	241		196		46
Accrued directors' expenses	2		1		1
Accrued other expenses	97		76		51
Cash overdraft	142		–		–
Payables:
Dividends payable	2,531		–		–
Fund shares redeemed	2,484		327		5,361
Investment securities purchased	8,500		5,762		12,095
Collateral obligation on securities loaned, at value	–		–		71,247
Total Liabilities	14,877		6,793		90,475
Net Assets Applicable to Outstanding Shares	$2,158,514		$516,685		$1,965,669
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,160,829		$382,733		$1,475,935
Accumulated undistributed (overdistributed) net investment income (loss)	1,954		(236)		(6,302)
Accumulated undistributed (overdistributed) net realized gain (loss)	(24,783)		20,009		153,263
Net unrealized appreciation (depreciation) of investments	20,514		114,179		342,773
Total Net Assets	$2,158,514		$516,685		$1,965,669
Capital Stock (par value: $.01 per share):
Shares authorized	820,000		625,000		620,000
Net Asset Value Per Share:
Class A: Net Assets	$323,438		$191,844		N/A
Shares Issued and Outstanding	26,396		8,923
Net Asset Value per share	$12.25		$21.50
Maximum Offering Price	$12.53		$22.75
Class B: Net Assets	N/A		$3,027		N/A
Shares Issued and Outstanding			155
Net Asset Value per share			$19.63	(b)
Class C: Net Assets	$94,104		$15,450		N/A
Shares Issued and Outstanding	7,675		758
Net Asset Value per share	$12.26	(b)	$20.40	(b)
Class J: Net Assets	$119,618		$208,369		$62,518
Shares Issued and Outstanding	9,766		10,050		5,613
Net Asset Value per share	$12.25	(b)	$20.73	(b)	$11.14	(b)
Class P: Net Assets	$57,014		N/A		N/A
Shares Issued and Outstanding	4,654
Net Asset Value per share	$12.25
Institutional: Net Assets	$1,540,341		$69,128		$1,810,782
Shares Issued and Outstanding	125,771		3,077		135,737
Net Asset Value per share	$12.25		$22.47		$13.34
R-1: Net Assets	$1,440		$2,318		$3,722
Shares Issued and Outstanding	118		111		310
Net Asset Value per share	$12.25		$20.94		$12.01
R-2: Net Assets	$1,764		$3,034		$6,758
Shares Issued and Outstanding	144		144		576
Net Asset Value per share	$12.25		$21.07		$11.74
R-3: Net Assets	$10,760		$6,673		$24,009
Shares Issued and Outstanding	878		310		1,978
Net Asset Value per share	$12.26		$21.54		$12.14
R-4: Net Assets	$3,772		$4,030		$18,355
Shares Issued and Outstanding	308		183		1,462
Net Asset Value per share	$12.25		$22.08		$12.55
R-5: Net Assets	$6,263		$12,812		$39,525
Shares Issued and Outstanding	511		572		3,068
Net Asset Value per share	$12.26		$22.39		$12.88

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2014 (unaudited)

	SmallCap S&P 600		SmallCap Value
Amounts in thousands, except per share amounts	Index Fund		Fund II
Investment in securities--at cost	$843,136		$1,272,612
Assets
Investment in securities--at value	$1,092,280	(a)	$1,565,896
Cash	–		84
Deposits with counterparty	734		3,900
Receivables:
Dividends and interest	567		529
Expense reimbursement from Manager	–		31
Expense reimbursement from Distributor	1		–
Fund shares sold	567		453
Investment securities sold	–		7,878
Variation margin on financial derivative instruments	109		438
Total Assets	1,094,258		1,579,209
Liabilities
Accrued management and investment advisory fees	132		1,280
Accrued administrative service fees	18		3
Accrued distribution fees	74		10
Accrued service fees	97		11
Accrued transfer agent fees	75		19
Accrued directors' expenses	1		1
Accrued other expenses	25		38
Cash overdraft	1,233		–
Payables:
Fund shares redeemed	6,016		1,990
Investment securities purchased	75		8,359
Variation margin on financial derivative instruments	–		2
Collateral obligation on securities loaned, at value	30,562		–
Total Liabilities	38,308		11,713
Net Assets Applicable to Outstanding Shares	$1,055,950		$1,567,496
Net Assets Consist of:
Capital shares and additional paid-in-capital	$786,174		$1,192,526
Accumulated undistributed (overdistributed) net investment income (loss)	2,521		(1,089)
Accumulated undistributed (overdistributed) net realized gain (loss)	18,208		83,677
Net unrealized appreciation (depreciation) of investments	249,047		292,382
Total Net Assets	$1,055,950		$1,567,496
Capital Stock (par value: $.01 per share):
Shares authorized	325,000		525,000
Net Asset Value Per Share:
Class J: Net Assets	$145,821		$19,639
Shares Issued and Outstanding	6,261		1,458
Net Asset Value per share	$23.29	(b)	$13.47	(b)
Institutional: Net Assets	$450,001		$1,491,174
Shares Issued and Outstanding	18,584		108,958
Net Asset Value per share	$24.21		$13.69
R-1: Net Assets	$14,726		$1,897
Shares Issued and Outstanding	615		147
Net Asset Value per share	$23.96		$12.96
R-2: Net Assets	$19,787		$5,871
Shares Issued and Outstanding	810		450
Net Asset Value per share	$24.43		$13.05
R-3: Net Assets	$130,437		$12,211
Shares Issued and Outstanding	5,307		915
Net Asset Value per share	$24.58		$13.35
R-4: Net Assets	$87,383		$13,485
Shares Issued and Outstanding	3,531		1,003
Net Asset Value per share	$24.75		$13.44
R-5: Net Assets	$207,795		$23,219
Shares Issued and Outstanding	8,366		1,715
Net Asset Value per share	$24.84		$13.54

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Bond & Mortgage	Core Plus	Diversified
Amounts in thousands	Securities Fund	Bond Fund I	International Fund
Net Investment Income (Loss)
Income:
Dividends	$293	$518	$74,691
Withholding tax	–	–	(8,964)
Interest	36,245	37,190	11
Total Income	36,538	37,708	65,738
Expenses:
Management and investment advisory fees	6,088	9,109	21,114
Distribution fees - Class A	130	N/A	328
Distribution fees - Class B	7	N/A	24
Distribution fees - Class C	33	N/A	65
Distribution fees - Class J	266	N/A	319
Distribution fees - R-1	10	5	12
Distribution fees - R-2	19	7	16
Distribution fees - R-3	39	16	69
Distribution fees - R-4	14	4	23
Administrative service fees - R-1	8	4	9
Administrative service fees - R-2	13	5	11
Administrative service fees - R-3	11	4	20
Administrative service fees - R-4	4	1	7
Administrative service fees - R-5	3	2	4
Registration fees - Class A	9	N/A	10
Registration fees - Class B	8	N/A	8
Registration fees - Class C	8	N/A	8
Registration fees - Class J	8	N/A	9
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	13	29	56
Service fees - R-1	7	4	8
Service fees - R-2	16	6	13
Service fees - R-3	40	16	69
Service fees - R-4	35	9	59
Service fees - R-5	56	36	107
Shareholder reports - Class A	15	N/A	38
Shareholder reports - Class B	1	N/A	2
Shareholder reports - Class C	1	N/A	2
Shareholder reports - Class J	33	N/A	36
Shareholder reports - Institutional	1	8	9
Transfer agent fees - Class A	116	N/A	293
Transfer agent fees - Class B	8	N/A	17
Transfer agent fees - Class C	10	N/A	16
Transfer agent fees - Class J	110	N/A	150
Transfer agent fees - Class P	N/A	N/A	1
Transfer agent fees - Institutional	1	58	63
Custodian fees	12	40	330
Directors' expenses	20	27	39
Professional fees	13	22	26
Other expenses	7	35	16
Total Gross Expenses	7,193	9,447	23,414
Less: Reimbursement from Manager - Class A	83	N/A	–
Less: Reimbursement from Manager - Class B	16	N/A	13
Less: Reimbursement from Manager - Class C	11	N/A	11
Less: Reimbursement from Manager - Class P	N/A	N/A	7
Less: Reimbursement from Manager - Institutional	10	–	–
Less: Reimbursement from Distributor - Class J	61	N/A	73
Total Net Expenses	7,012	9,447	23,310
Net Investment Income (Loss)	29,526	28,261	42,428

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4,142	989	110,418
Foreign currency transactions	(48)	(6,507)	(1,251)
Futures contracts	(199)	6,480	–
Options and swaptions	–	3,575	–
Short sales	–	(14)	–
Swap agreements	(2,776)	(4,369)	–
Change in unrealized appreciation/depreciation of:
Investments	25,170	12,879	37,801
Futures contracts	260	(8,528)	–
Options and swaptions	–	507	–
Swap agreements	912	(7,523)	–
Translation of assets and liabilities in foreign currencies	30	2,418	185
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	27,491	(93)	147,153
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,017	$28,168	$189,581

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

		Global Diversified	Global Real Estate
Amounts in thousands	Equity Income Fund	Income Fund	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$98,670	$60,507	$23,777
Withholding tax	(3,097)	(2,038)	(1,249)
Interest	17	169,140	2
Total Income	95,590	227,609	22,530
Expenses:
Management and investment advisory fees	13,767	29,370	7,368
Distribution fees - Class A	1,178	3,247	98
Distribution fees - Class B	238	N/A	N/A
Distribution fees - Class C	843	11,884	154
Distribution fees - R-1	6	N/A	N/A
Distribution fees - R-2	13	N/A	N/A
Distribution fees - R-3	93	N/A	N/A
Distribution fees - R-4	27	N/A	N/A
Administrative service fees - R-1	5	N/A	N/A
Administrative service fees - R-2	9	N/A	N/A
Administrative service fees - R-3	26	N/A	N/A
Administrative service fees - R-4	8	N/A	N/A
Administrative service fees - R-5	7	N/A	N/A
Registration fees - Class A	17	43	13
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	10	38	13
Registration fees - Class P	11	36	14
Registration fees - Institutional	13	18	53
Service fees - R-1	5	N/A	N/A
Service fees - R-2	11	N/A	N/A
Service fees - R-3	93	N/A	N/A
Service fees - R-4	67	N/A	N/A
Service fees - R-5	184	N/A	N/A
Shareholder reports - Class A	57	174	6
Shareholder reports - Class B	8	N/A	N/A
Shareholder reports - Class C	8	140	2
Shareholder reports - Class P	3	100	2
Shareholder reports - Institutional	3	24	14
Transfer agent fees - Class A	580	1,109	51
Transfer agent fees - Class B	53	N/A	N/A
Transfer agent fees - Class C	82	1,055	20
Transfer agent fees - Class P	32	876	27
Transfer agent fees - Institutional	90	150	75
Custodian fees	13	107	49
Directors' expenses	42	63	13
Dividends and interest on securities sold short	–	1,997	–
Professional fees	11	14	11
Other expenses	21	51	4
Total Expenses	17,642	50,496	7,987
Net Investment Income (Loss)	77,948	177,113	14,543

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	93,318	101,490	19,459
Foreign currency transactions	(7)	(7,357)	1
Options and swaptions	–	(6,763)	–
Change in unrealized appreciation/depreciation of:
Investments	352,812	211,564	34,084
Options and swaptions	–	634	–
Translation of assets and liabilities in foreign currencies	1	(570)	13
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	446,124	298,998	53,557
Net Increase (Decrease) in Net Assets Resulting from Operations	$524,072	$476,111	$68,100

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$1,368	$824
Interest	26,494	135,526	49,119
Total Income	26,494	136,894	49,943
Expenses:
Management and investment advisory fees	4,315	10,463	5,000
Distribution fees - Class A	440	2,419	42
Distribution fees - Class B	26	155	N/A
Distribution fees - Class C	357	2,706	N/A
Distribution fees - Class J	217	N/A	N/A
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	8	N/A	N/A
Distribution fees - R-3	21	N/A	N/A
Distribution fees - R-4	5	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	5	N/A	N/A
Administrative service fees - R-3	6	N/A	N/A
Administrative service fees - R-4	1	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	23	38	16
Registration fees - Class B	8	9	N/A
Registration fees - Class C	9	14	N/A
Registration fees - Class J	10	N/A	N/A
Registration fees - Class P	7	31	N/A
Registration fees - Institutional	11	40	35
Service fees - R-1	4	N/A	N/A
Service fees - R-2	6	N/A	N/A
Service fees - R-3	21	N/A	N/A
Service fees - R-4	13	N/A	N/A
Service fees - R-5	23	N/A	N/A
Shareholder reports - Class A	30	118	–
Shareholder reports - Class B	1	4	N/A
Shareholder reports - Class C	5	38	N/A
Shareholder reports - Class J	22	N/A	N/A
Shareholder reports - Class P	–	40	N/A
Shareholder reports - Institutional	1	37	5
Transfer agent fees - Class A	237	1,326	27
Transfer agent fees - Class B	12	26	N/A
Transfer agent fees - Class C	44	268	N/A
Transfer agent fees - Class J	87	N/A	N/A
Transfer agent fees - Class P	4	321	N/A
Transfer agent fees - Institutional	13	270	33
Custodian fees	4	9	11
Directors' expenses	15	34	13
Professional fees	12	14	12
Other expenses	8	25	8
Total Gross Expenses	6,041	18,405	5,202
Less: Reimbursement from Manager - Class A	–	–	15
Less: Reimbursement from Manager - Class B	18	–	N/A
Less: Reimbursement from Manager - Class C	14	–	N/A
Less: Reimbursement from Manager - Class P	4	–	N/A
Less: Reimbursement from Manager - R-1	1	N/A	N/A
Less: Reimbursement from Manager - R-2	2	N/A	N/A
Less: Reimbursement from Manager - R-3	8	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	9	N/A	N/A
Less: Reimbursement from Distributor - Class A	176	–	–
Less: Reimbursement from Distributor - Class J	50	N/A	N/A
Total Net Expenses	5,754	18,405	5,187
Net Investment Income (Loss)	20,740	118,489	44,756

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3,829	39,253	9,177
Foreign currency transactions	–	(289)	(14)
Change in unrealized appreciation/depreciation of:
Investments	(656)	25,127	9,346
Translation of assets and liabilities in foreign currencies	–	298	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,173	64,389	18,507
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,913	$182,878	$63,263

(a) Class A shares commenced operations on March 1, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

			International
		Inflation	Emerging
Amounts in thousands	Income Fund	Protection Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$ –	$18,270
Withholding tax	–	–	(2,465)
Interest	53,347	3,164	6
Total Income	53,347	3,164	15,811
Expenses:
Management and investment advisory fees	6,030	1,617	10,712
Distribution fees - Class A	346	20	116
Distribution fees - Class B	41	N/A	20
Distribution fees - Class C	339	23	52
Distribution fees - Class J	135	14	212
Distribution fees - R-1	11	2	7
Distribution fees - R-2	2	1	9
Distribution fees - R-3	27	7	22
Distribution fees - R-4	9	1	9
Administrative service fees - R-1	9	1	5
Administrative service fees - R-2	1	1	6
Administrative service fees - R-3	8	2	6
Administrative service fees - R-4	3	–	3
Administrative service fees - R-5	1	1	2
Registration fees - Class A	17	9	9
Registration fees - Class B	8	N/A	8
Registration fees - Class C	9	8	8
Registration fees - Class J	11	9	9
Registration fees - Class P	8	N/A	7
Registration fees - Institutional	17	13	21
Service fees - R-1	8	1	5
Service fees - R-2	2	1	7
Service fees - R-3	27	7	22
Service fees - R-4	21	2	22
Service fees - R-5	38	9	40
Shareholder reports - Class A	20	3	23
Shareholder reports - Class B	1	N/A	3
Shareholder reports - Class C	6	1	3
Shareholder reports - Class J	8	2	34
Shareholder reports - Institutional	9	–	15
Transfer agent fees - Class A	171	16	135
Transfer agent fees - Class B	11	N/A	13
Transfer agent fees - Class C	52	7	19
Transfer agent fees - Class J	58	11	115
Transfer agent fees - Class P	6	N/A	2
Transfer agent fees - Institutional	56	1	65
Custodian fees	3	3	314
Directors' expenses	20	7	15
Professional fees	12	12	30
Other expenses	8	4	9
Total Gross Expenses	7,569	1,816	12,134
Less: Reimbursement from Manager - Class A	–	8	20
Less: Reimbursement from Manager - Class B	3	N/A	12
Less: Reimbursement from Manager - Class C	–	10	–
Less: Reimbursement from Manager - Class P	3	N/A	8
Less: Reimbursement from Distributor - Class J	31	3	50
Total Net Expenses	7,532	1,795	12,044
Net Investment Income (Loss)	45,815	1,369	3,767

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	8,073	(1,719)	(42,776)
Foreign currency transactions	–	(913)	(720)
Futures contracts	–	(1,563)	–
Options and swaptions	–	125	–
Swap agreements	–	(462)	–
Change in unrealized appreciation/depreciation of:
Investments	21,385	11,304	(30,339)
Futures contracts	–	(1,831)	–
Options and swaptions	–	(104)	–
Swap agreements	–	253	–
Translation of assets and liabilities in foreign currencies	–	(529)	79
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	29,458	4,561	(73,756)
Net Increase (Decrease) in Net Assets Resulting from Operations	$75,273	$5,930	$(69,989)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	International Fund I	Blend Fund II	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$6,726	$6,441	$16,401
Withholding tax	(583)	(31)	(95)
Interest	–	2	10
Total Income	6,143	6,412	16,316
Expenses:
Management and investment advisory fees	2,552	2,481	9,747
Distribution fees - Class A	N/A	N/A	446
Distribution fees - Class B	N/A	N/A	33
Distribution fees - Class C	N/A	N/A	75
Distribution fees - Class J	N/A	174	93
Distribution fees - R-1	8	5	12
Distribution fees - R-2	5	7	10
Distribution fees - R-3	8	27	27
Distribution fees - R-4	4	6	9
Administrative service fees - R-1	6	4	10
Administrative service fees - R-2	4	5	7
Administrative service fees - R-3	2	8	8
Administrative service fees - R-4	1	2	3
Administrative service fees - R-5	1	1	3
Registration fees - Class A	N/A	N/A	13
Registration fees - Class B	N/A	N/A	8
Registration fees - Class C	N/A	N/A	8
Registration fees - Class J	N/A	12	9
Registration fees - Class P	N/A	N/A	7
Registration fees - Institutional	13	20	38
Service fees - R-1	6	4	9
Service fees - R-2	4	6	9
Service fees - R-3	8	27	27
Service fees - R-4	9	14	22
Service fees - R-5	10	32	88
Shareholder reports - Class A	N/A	N/A	50
Shareholder reports - Class B	N/A	N/A	2
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	N/A	13	9
Shareholder reports - Institutional	14	10	5
Transfer agent fees - Class A	N/A	N/A	355
Transfer agent fees - Class B	N/A	N/A	16
Transfer agent fees - Class C	N/A	N/A	14
Transfer agent fees - Class J	N/A	49	39
Transfer agent fees - Class P	N/A	N/A	4
Transfer agent fees - Institutional	60	61	268
Custodian fees	124	12	2
Directors' expenses	6	7	24
Professional fees	16	9	10
Other expenses	4	9	9
Total Gross Expenses	2,865	3,005	11,529
Less: Reimbursement from Manager	121	60	–
Less: Reimbursement from Manager - Class B	N/A	N/A	5
Less: Reimbursement from Manager - Class P	N/A	N/A	1
Less: Reimbursement from Distributor - Class J	N/A	39	21
Total Net Expenses	2,744	2,906	11,502
Net Investment Income (Loss)	3,399	3,506	4,814

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	70,644	46,990	167,806
Foreign currency transactions	(130)	–	–
Futures contracts	2,099	1,074	–
Change in unrealized appreciation/depreciation of:
Investments	(56,045)	(5,485)	(91,065)
Futures contracts	(313)	(392)	–
Translation of assets and liabilities in foreign currencies	72	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	16,327	42,187	76,741
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,726	$45,693	$81,555

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Growth Fund I	Growth Fund II	S&P 500 Index Fund
Net Investment Income (Loss)
Income:
Dividends	$30,500	$8,971	$38,474
Withholding tax	(127)	(16)	(15)
Interest	32	6	14
Total Income	30,405	8,961	38,473
Expenses:
Management and investment advisory fees	21,573	5,461	2,874
Distribution fees - Class A	4	N/A	164
Distribution fees - Class C	N/A	N/A	98
Distribution fees - Class J	158	52	707
Distribution fees - R-1	15	2	32
Distribution fees - R-2	31	4	61
Distribution fees - R-3	199	15	288
Distribution fees - R-4	50	3	94
Administrative service fees - R-1	12	2	26
Administrative service fees - R-2	20	2	41
Administrative service fees - R-3	56	4	81
Administrative service fees - R-4	15	1	28
Administrative service fees - R-5	13	1	18
Registration fees - Class A	9	N/A	11
Registration fees - Class C	N/A	N/A	9
Registration fees - Class J	11	9	12
Registration fees - Institutional	54	14	21
Service fees - R-1	10	1	23
Service fees - R-2	26	3	51
Service fees - R-3	199	15	288
Service fees - R-4	124	7	236
Service fees - R-5	341	21	466
Shareholder reports - Class A	–	N/A	25
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	11	4	46
Shareholder reports - Institutional	12	–	10
Transfer agent fees - Class A	4	N/A	190
Transfer agent fees - Class C	N/A	N/A	12
Transfer agent fees - Class J	78	22	208
Transfer agent fees - Institutional	444	–	63
Custodian fees	11	11	6
Directors' expenses	53	11	30
Professional fees	11	9	10
Other expenses	26	6	30
Total Gross Expenses	23,570	5,680	6,260
Less: Reimbursement from Manager	572	88	–
Less: Reimbursement from Manager - Class A	6	N/A	–
Less: Reimbursement from Manager - Class C	N/A	N/A	8
Less: Reimbursement from Distributor - Class J	35	12	159
Total Net Expenses	22,957	5,580	6,093
Net Investment Income (Loss)	7,448	3,381	32,380

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	390,697	112,042	56,463
Futures contracts	18,755	3,780	8,677
Change in unrealized appreciation/depreciation of:
Investments	(148,883)	(44,547)	208,056
Futures contracts	(4,160)	(483)	(2,687)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	256,409	70,792	270,509
Net Increase (Decrease) in Net Assets Resulting from Operations	$263,857	$74,173	$302,889

(a) Class A shares commenced operations on March 1, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Value Fund	Value Fund I	Value Fund III
Net Investment Income (Loss)
Income:
Dividends	$33,813	$3,405	$28,493
Withholding tax	(43)	(9)	(43)
Interest	7	2	17
Total Income	33,777	3,398	28,467
Expenses:
Management and investment advisory fees	6,939	1,090	9,404
Distribution fees - Class A	256	N/A	N/A
Distribution fees - Class B	8	N/A	N/A
Distribution fees - Class C	38	N/A	N/A
Distribution fees - Class J	110	N/A	117
Distribution fees - R-1	3	5	4
Distribution fees - R-2	6	4	7
Distribution fees - R-3	5	4	14
Distribution fees - R-4	1	1	3
Administrative service fees - R-1	2	4	3
Administrative service fees - R-2	4	2	4
Administrative service fees - R-3	1	1	4
Administrative service fees - R-4	–	1	1
Administrative service fees - R-5	1	–	1
Registration fees - Class A	11	N/A	N/A
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	8	N/A	N/A
Registration fees - Class J	9	N/A	9
Registration fees - Institutional	37	10	47
Service fees - R-1	2	4	3
Service fees - R-2	5	3	5
Service fees - R-3	5	4	14
Service fees - R-4	3	4	7
Service fees - R-5	11	2	11
Shareholder reports - Class A	11	N/A	N/A
Shareholder reports - Class B	1	N/A	N/A
Shareholder reports - Class J	9	N/A	12
Shareholder reports - Institutional	10	–	–
Transfer agent fees - Class A	178	N/A	N/A
Transfer agent fees - Class B	8	N/A	N/A
Transfer agent fees - Class C	9	N/A	N/A
Transfer agent fees - Class J	50	N/A	45
Transfer agent fees - Institutional	61	1	1
Custodian fees	4	12	12
Directors' expenses	26	4	17
Professional fees	9	15	9
Other expenses	6	5	4
Total Gross Expenses	7,855	1,176	9,758
Less: Reimbursement from Manager	–	19	148
Less: Reimbursement from Manager - Class B	11	N/A	N/A
Less: Reimbursement from Manager - Class C	6	N/A	N/A
Less: Reimbursement from Distributor - Class J	25	N/A	27
Total Net Expenses	7,813	1,157	9,583
Net Investment Income (Loss)	25,964	2,241	18,884

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	172,344	111,244	76,785
Futures contracts	3,267	(173)	7,566
Change in unrealized appreciation/depreciation of:
Investments	54,371	(87,772)	99,115
Futures contracts	(1,436)	70	(1,691)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	228,546	23,369	181,775
Net Increase (Decrease) in Net Assets Resulting from Operations	$254,510	$25,610	$200,659

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

		MidCap	MidCap
Amounts in thousands	MidCap Fund	Growth Fund	Growth Fund III
Net Investment Income (Loss)
Income:
Dividends	$45,018	$317	$6,640
Withholding tax	(488)	(1)	(3)
Interest	4	–	7
Securities lending - net	–	2	–
Total Income	44,534	318	6,644
Expenses:
Management and investment advisory fees	22,901	386	7,296
Distribution fees - Class A	2,505	N/A	N/A
Distribution fees - Class B	74	N/A	N/A
Distribution fees - Class C	1,746	N/A	N/A
Distribution fees - Class J	450	55	61
Distribution fees - R-1	39	3	6
Distribution fees - R-2	63	4	9
Distribution fees - R-3	191	4	26
Distribution fees - R-4	81	1	12
Administrative service fees - R-1	31	2	5
Administrative service fees - R-2	42	3	6
Administrative service fees - R-3	54	1	7
Administrative service fees - R-4	24	–	3
Administrative service fees - R-5	11	1	1
Registration fees - Class A	33	N/A	N/A
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	18	N/A	N/A
Registration fees - Class J	11	9	9
Registration fees - Class P	48	N/A	N/A
Registration fees - Institutional	98	10	22
Service fees - R-1	28	2	4
Service fees - R-2	52	4	7
Service fees - R-3	191	4	26
Service fees - R-4	203	3	31
Service fees - R-5	277	18	22
Shareholder reports - Class A	170	N/A	N/A
Shareholder reports - Class B	5	N/A	N/A
Shareholder reports - Class C	25	N/A	N/A
Shareholder reports - Class J	31	5	6
Shareholder reports - Class P	87	N/A	N/A
Shareholder reports - Institutional	75	1	–
Transfer agent fees - Class A	1,353	N/A	N/A
Transfer agent fees - Class B	26	N/A	N/A
Transfer agent fees - Class C	202	N/A	N/A
Transfer agent fees - Class J	105	35	29
Transfer agent fees - Class P	542	N/A	N/A
Transfer agent fees - Institutional	811	14	1
Custodian fees	17	2	10
Directors' expenses	57	2	13
Professional fees	10	8	9
Other expenses	34	3	15
Total Gross Expenses	32,729	580	7,636
Less: Reimbursement from Manager	–	–	166
Less: Reimbursement from Manager - Class B	3	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	3	–
Less: Reimbursement from Distributor - Class J	103	12	14
Total Net Expenses	32,623	565	7,456
Net Investment Income (Loss)	11,911	(247)	(812)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	141,417	14,573	271,434
Foreign currency transactions	30	–	–
Futures contracts	–	–	2,621
Change in unrealized appreciation/depreciation of:
Investments	141,066	(10,418)	(214,932)
Futures contracts	–	–	(1,017)
Translation of assets and liabilities in foreign currencies	(1)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	282,512	4,155	58,106
Net Increase (Decrease) in Net Assets Resulting from Operations	$294,423	$3,908	$57,294

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	MidCap S&P 400	MidCap	MidCap
Amounts in thousands	Index Fund	Value Fund I	Value Fund III
Net Investment Income (Loss)
Income:
Dividends	$6,991	$11,633	$8,244
Withholding tax	–	(4)	(2)
Interest	3	7	5
Total Income	6,994	11,636	8,247
Expenses:
Management and investment advisory fees	736	7,460	2,631
Distribution fees - Class J	121	106	168
Distribution fees - R-1	33	12	1
Distribution fees - R-2	31	22	2
Distribution fees - R-3	155	50	6
Distribution fees - R-4	54	18	3
Administrative service fees - R-1	26	9	1
Administrative service fees - R-2	21	15	1
Administrative service fees - R-3	43	14	2
Administrative service fees - R-4	16	5	1
Administrative service fees - R-5	10	4	–
Registration fees - Class J	11	10	9
Registration fees - Institutional	22	28	15
Service fees - R-1	23	8	1
Service fees - R-2	26	18	2
Service fees - R-3	155	50	6
Service fees - R-4	134	45	7
Service fees - R-5	240	98	16
Shareholder reports - Class J	7	11	14
Shareholder reports - Institutional	12	13	–
Transfer agent fees - Class J	69	48	65
Transfer agent fees - Institutional	67	78	3
Custodian fees	7	18	10
Directors' expenses	8	13	7
Professional fees	8	9	8
Other expenses	9	9	2
Total Gross Expenses	2,044	8,171	2,981
Less: Reimbursement from Manager	–	457	57
Less: Reimbursement from Distributor - Class J	27	24	38
Total Net Expenses	2,017	7,690	2,886
Net Investment Income (Loss)	4,977	3,946	5,361

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	19,749	123,408	30,887
Futures contracts	(166)	4,518	3,135
Change in unrealized appreciation/depreciation of:
Investments	28,985	4,208	26,026
Futures contracts	(434)	(1,725)	(735)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	48,134	130,409	59,313
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,111	$134,355	$64,674

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

			Principal Capital
Amounts in thousands	Money Market Fund	Overseas Fund	Appreciation Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$44,045	$20,772
Withholding tax	–	(4,305)	(101)
Interest	913	10	6
Total Income	913	39,750	20,677
Expenses:
Management and investment advisory fees	2,138	12,699	5,241
Distribution fees - Class A	N/A	N/A	935
Distribution fees - Class B	27	N/A	146
Distribution fees - Class C	94	N/A	188
Distribution fees - Class J	330	N/A	N/A
Distribution fees - R-1	N/A	–	3
Distribution fees - R-2	N/A	–	3
Distribution fees - R-3	N/A	–	26
Distribution fees - R-4	N/A	1	7
Administrative service fees - R-1	N/A	–	2
Administrative service fees - R-2	N/A	–	2
Administrative service fees - R-3	N/A	–	7
Administrative service fees - R-4	N/A	–	2
Administrative service fees - R-5	N/A	–	2
Registration fees - Class A	44	N/A	11
Registration fees - Class B	9	N/A	9
Registration fees - Class C	10	N/A	9
Registration fees - Class J	19	N/A	N/A
Registration fees - Class P	N/A	N/A	10
Registration fees - Institutional	16	25	15
Service fees - R-1	N/A	–	2
Service fees - R-2	N/A	–	3
Service fees - R-3	N/A	–	26
Service fees - R-4	N/A	1	18
Service fees - R-5	N/A	1	42
Shareholder reports - Class A	31	N/A	54
Shareholder reports - Class B	1	N/A	7
Shareholder reports - Class C	1	N/A	3
Shareholder reports - Class J	52	N/A	N/A
Shareholder reports - Class P	N/A	N/A	1
Shareholder reports - Institutional	1	8	3
Transfer agent fees - Class A	281	N/A	428
Transfer agent fees - Class B	9	N/A	39
Transfer agent fees - Class C	13	N/A	26
Transfer agent fees - Class J	181	N/A	N/A
Transfer agent fees - Class P	N/A	N/A	9
Transfer agent fees - Institutional	7	51	15
Custodian fees	4	144	5
Directors' expenses	10	18	18
Professional fees	12	14	9
Other expenses	7	9	8
Total Gross Expenses	3,297	12,971	7,334
Less: Reimbursement from Manager	–	357	–
Less: Reimbursement from Manager - Class A	885	N/A	–
Less: Reimbursement from Manager - Class B	46	N/A	–
Less: Reimbursement from Manager - Class C	46	N/A	–
Less: Reimbursement from Manager - Class J	880	N/A	N/A
Less: Reimbursement from Manager - Institutional	419	–	–
Less: Reimbursement from Distributor - Class B	7	N/A	–
Less: Reimbursement from Distributor - Class C	94	N/A	–
Less: Reimbursement from Distributor - Class J	9	N/A	N/A
Total Net Expenses	911	12,614	7,334
Net Investment Income (Loss)	2	27,136	13,343

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	215	82,202	37,593
Foreign currency transactions	–	(15)	–
Futures contracts	–	3,573	–
Change in unrealized appreciation/depreciation of:
Investments	–	32,566	124,102
Futures contracts	–	885	–
Translation of assets and liabilities in foreign currencies	–	143	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	215	119,354	161,695
Net Increase (Decrease) in Net Assets Resulting from Operations	$217	$146,490	$175,038

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2015 Fund	2020 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$26,315	$16,613	$111,731
Total Income	26,315	16,613	111,731
Expenses:
Management and investment advisory fees	248	151	969
Distribution fees - Class A	54	N/A	149
Distribution fees - Class B	N/A	N/A	18
Distribution fees - Class J	373	N/A	1,259
Distribution fees - R-1	30	27	97
Distribution fees - R-2	29	21	113
Distribution fees - R-3	96	106	372
Distribution fees - R-4	34	32	131
Administrative service fees - R-1	24	21	78
Administrative service fees - R-2	19	14	76
Administrative service fees - R-3	27	30	104
Administrative service fees - R-4	10	10	39
Administrative service fees - R-5	6	4	22
Registration fees - Class A	9	N/A	11
Registration fees - Class B	N/A	N/A	8
Registration fees - Class J	10	N/A	21
Registration fees - Institutional	11	12	23
Service fees - R-1	22	19	69
Service fees - R-2	24	17	95
Service fees - R-3	96	107	372
Service fees - R-4	84	80	326
Service fees - R-5	137	107	555
Shareholder reports - Class A	2	N/A	4
Shareholder reports - Class J	7	N/A	25
Shareholder reports - Institutional	1	1	1
Transfer agent fees - Class A	25	N/A	70
Transfer agent fees - Class B	N/A	N/A	6
Transfer agent fees - Class J	51	N/A	175
Transfer agent fees - Institutional	4	1	11
Directors' expenses	14	9	52
Professional fees	9	7	12
Other expenses	10	5	35
Total Gross Expenses	1,466	781	5,298
Less: Reimbursement from Manager - Class A	9	N/A	10
Less: Reimbursement from Manager - Class B	N/A	N/A	12
Less: Reimbursement from Distributor - Class J	84	N/A	283
Total Net Expenses	1,373	781	4,993
Net Investment Income (Loss)	24,942	15,832	106,738

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	24,262	12,233	92,532
Capital gain distribution received from affiliated Funds	19,052	14,746	116,757
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(8,089)	(2,888)	(45,908)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	35,225	24,091	163,381
Net Increase (Decrease) in Net Assets Resulting from Operations	$60,167	$39,923	$270,119

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2025 Fund	2030 Fund	2035 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$26,217	$112,307	$18,123
Total Income	26,217	112,307	18,123
Expenses:
Management and investment advisory fees	226	951	157
Distribution fees - Class A	N/A	133	N/A
Distribution fees - Class B	N/A	19	N/A
Distribution fees - Class J	N/A	1,404	N/A
Distribution fees - R-1	30	80	24
Distribution fees - R-2	32	109	20
Distribution fees - R-3	169	334	117
Distribution fees - R-4	39	120	29
Administrative service fees - R-1	24	64	19
Administrative service fees - R-2	21	73	13
Administrative service fees - R-3	47	93	33
Administrative service fees - R-4	12	36	9
Administrative service fees - R-5	7	21	5
Registration fees - Class A	N/A	11	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class J	N/A	22	N/A
Registration fees - Institutional	18	30	16
Service fees - R-1	22	57	18
Service fees - R-2	26	91	16
Service fees - R-3	169	334	117
Service fees - R-4	96	299	72
Service fees - R-5	169	525	117
Shareholder reports - Class A	N/A	5	N/A
Shareholder reports - Class J	N/A	34	N/A
Shareholder reports - Institutional	1	2	2
Transfer agent fees - Class A	N/A	71	N/A
Transfer agent fees - Class B	N/A	6	N/A
Transfer agent fees - Class J	N/A	252	N/A
Transfer agent fees - Institutional	1	5	1
Directors' expenses	12	50	9
Professional fees	7	12	7
Other expenses	8	34	5
Total Gross Expenses	1,136	5,285	806
Less: Reimbursement from Manager - Class A	N/A	18	N/A
Less: Reimbursement from Manager - Class B	N/A	13	N/A
Less: Reimbursement from Distributor - Class J	N/A	315	N/A
Total Net Expenses	1,136	4,939	806
Net Investment Income (Loss)	25,081	107,368	17,317

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	13,841	78,912	13,494
Capital gain distribution received from affiliated Funds	33,050	162,907	27,633
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(7,524)	(65,857)	(10,539)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	39,367	175,962	30,588
Net Increase (Decrease) in Net Assets Resulting from Operations	$64,448	$283,330	$47,905

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2040 Fund	2045 Fund	2050 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$69,854	$10,228	$33,459
Total Income	69,854	10,228	33,459
Expenses:
Management and investment advisory fees	605	89	290
Distribution fees - Class A	91	N/A	67
Distribution fees - Class B	16	N/A	5
Distribution fees - Class J	788	N/A	207
Distribution fees - R-1	58	15	29
Distribution fees - R-2	80	15	45
Distribution fees - R-3	193	61	88
Distribution fees - R-4	78	15	36
Administrative service fees - R-1	47	12	23
Administrative service fees - R-2	54	10	30
Administrative service fees - R-3	54	17	24
Administrative service fees - R-4	23	4	11
Administrative service fees - R-5	13	4	7
Registration fees - Class A	10	N/A	11
Registration fees - Class B	8	N/A	8
Registration fees - Class J	18	N/A	11
Registration fees - Institutional	29	14	21
Service fees - R-1	42	11	20
Service fees - R-2	67	12	37
Service fees - R-3	193	61	89
Service fees - R-4	194	38	90
Service fees - R-5	328	89	174
Shareholder reports - Class A	5	N/A	4
Shareholder reports - Class J	25	N/A	9
Shareholder reports - Institutional	3	3	3
Transfer agent fees - Class A	54	N/A	46
Transfer agent fees - Class B	6	N/A	4
Transfer agent fees - Class J	206	N/A	106
Transfer agent fees - Institutional	3	1	2
Directors' expenses	31	6	15
Professional fees	10	7	9
Other expenses	21	3	10
Total Gross Expenses	3,353	487	1,531
Less: Reimbursement from Manager - Class A	23	N/A	27
Less: Reimbursement from Manager - Class B	13	N/A	12
Less: Reimbursement from Distributor - Class J	176	N/A	46
Total Net Expenses	3,141	487	1,446
Net Investment Income (Loss)	66,713	9,741	32,013

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	56,723	7,858	28,763
Capital gain distribution received from affiliated Funds	112,372	16,752	56,531
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(46,908)	(5,393)	(21,926)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	122,187	19,217	63,368
Net Increase (Decrease) in Net Assets Resulting from Operations	$188,900	$28,958	$95,381

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic
Amounts in thousands	2055 Fund	2060 Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$2,116	$25	$12,521
Total Income	2,116	25	12,521
Expenses:
Management and investment advisory fees	19	1	116
Distribution fees - Class A	N/A	N/A	39
Distribution fees - Class B	N/A	N/A	2
Distribution fees - Class J	N/A	1	114
Distribution fees - R-1	2	–	15
Distribution fees - R-2	2	–	14
Distribution fees - R-3	11	1	48
Distribution fees - R-4	4	–	11
Administrative service fees - R-1	2	–	13
Administrative service fees - R-2	1	–	10
Administrative service fees - R-3	3	–	13
Administrative service fees - R-4	1	–	3
Administrative service fees - R-5	1	–	2
Registration fees - Class A	N/A	N/A	9
Registration fees - Class B	N/A	N/A	8
Registration fees - Class J	N/A	8	9
Registration fees - Institutional	11	8	12
Service fees - R-1	2	–	11
Service fees - R-2	2	–	12
Service fees - R-3	11	1	48
Service fees - R-4	9	–	27
Service fees - R-5	16	–	57
Shareholder reports - Class A	N/A	N/A	1
Shareholder reports - Class J	N/A	1	3
Shareholder reports - Institutional	1	–	1
Transfer agent fees - Class A	N/A	N/A	21
Transfer agent fees - Class B	N/A	N/A	3
Transfer agent fees - Class J	N/A	6	21
Transfer agent fees - Institutional	1	–	1
Directors' expenses	2	1	7
Professional fees	7	8	8
Other expenses	1	–	4
Total Gross Expenses	109	36	663
Less: Reimbursement from Manager - Class A	N/A	N/A	11
Less: Reimbursement from Manager - Class B	N/A	N/A	11
Less: Reimbursement from Manager - Class J	N/A	16	–
Less: Reimbursement from Manager - Institutional	–	12	–
Less: Reimbursement from Distributor - Class J	N/A	–	26
Total Net Expenses	109	8	615
Net Investment Income (Loss)	2,007	17	11,906

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	1,388	5	3,841
Capital gain distribution received from affiliated Funds	3,575	26	4,988
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(805)	218	2,803
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	4,158	249	11,632
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,165	$266	$23,538

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Real Estate	SAM	SAM Conservative
Amounts in thousands	Securities Fund	Balanced Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$72,723	$25,446
Dividends	15,739	–	–
Interest	1	–	–
Total Income	15,740	72,723	25,446
Expenses:
Management and investment advisory fees	5,791	7,063	2,328
Distribution fees - Class A	197	2,431	562
Distribution fees - Class B	17	525	91
Distribution fees - Class C	133	3,339	1,083
Distribution fees - Class J	219	1,386	736
Distribution fees - R-1	10	7	6
Distribution fees - R-2	21	14	5
Distribution fees - R-3	58	80	26
Distribution fees - R-4	24	26	8
Administrative service fees - R-1	8	6	5
Administrative service fees - R-2	14	9	3
Administrative service fees - R-3	17	22	7
Administrative service fees - R-4	7	8	3
Administrative service fees - R-5	6	5	2
Registration fees - Class A	13	26	17
Registration fees - Class B	8	8	8
Registration fees - Class C	8	15	11
Registration fees - Class J	10	24	18
Registration fees - Class P	9	N/A	N/A
Registration fees - Institutional	40	11	9
Service fees - R-1	7	5	5
Service fees - R-2	18	11	4
Service fees - R-3	58	80	26
Service fees - R-4	60	65	21
Service fees - R-5	154	117	39
Shareholder reports - Class A	19	90	21
Shareholder reports - Class B	1	16	3
Shareholder reports - Class C	2	26	9
Shareholder reports - Class J	31	22	10
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	29	1	–
Transfer agent fees - Class A	159	762	174
Transfer agent fees - Class B	10	87	17
Transfer agent fees - Class C	26	231	76
Transfer agent fees - Class J	104	192	107
Transfer agent fees - Class P	18	N/A	N/A
Transfer agent fees - Institutional	201	2	1
Custodian fees	2	–	–
Directors' expenses	12	37	12
Professional fees	9	8	7
Other expenses	10	25	8
Total Gross Expenses	7,541	16,782	5,468
Less: Reimbursement from Manager - Class A	–	–	61
Less: Reimbursement from Manager - Class B	14	–	22
Less: Reimbursement from Manager - Class C	–	–	24
Less: Reimbursement from Distributor - Class J	49	312	164
Total Net Expenses	7,478	16,470	5,197
Net Investment Income (Loss)	8,262	56,253	20,249

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	14,596	–	–
Investment transactions in affiliated Funds	–	828	(502)
Capital gain distribution received from affiliated Funds	–	106,901	25,198
Change in unrealized appreciation/depreciation of:
Investments	105,348	–	–
Investments in affiliated Funds	–	32,592	11,309
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	119,944	140,321	36,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$128,206	$196,574	$56,254

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$45,794	$33,883	$28,265
Total Income	45,794	33,883	28,265
Expenses:
Management and investment advisory fees	4,756	2,840	2,968
Distribution fees - Class A	1,752	903	1,173
Distribution fees - Class B	402	109	313
Distribution fees - Class C	2,593	1,321	1,605
Distribution fees - Class J	691	954	410
Distribution fees - R-1	7	1	7
Distribution fees - R-2	12	2	7
Distribution fees - R-3	34	14	24
Distribution fees - R-4	11	6	8
Administrative service fees - R-1	6	1	6
Administrative service fees - R-2	8	1	5
Administrative service fees - R-3	9	4	7
Administrative service fees - R-4	3	2	2
Administrative service fees - R-5	4	1	1
Registration fees - Class A	19	25	14
Registration fees - Class B	8	8	8
Registration fees - Class C	11	12	10
Registration fees - Class J	18	23	12
Registration fees - Institutional	10	8	9
Service fees - R-1	5	1	5
Service fees - R-2	10	2	6
Service fees - R-3	34	14	24
Service fees - R-4	27	15	20
Service fees - R-5	91	22	37
Shareholder reports - Class A	73	27	61
Shareholder reports - Class B	13	3	11
Shareholder reports - Class C	26	11	20
Shareholder reports - Class J	11	11	9
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	592	233	477
Transfer agent fees - Class B	72	20	61
Transfer agent fees - Class C	209	92	155
Transfer agent fees - Class J	114	124	82
Transfer agent fees - Institutional	1	2	1
Directors' expenses	25	15	15
Professional fees	8	8	7
Other expenses	17	10	10
Total Gross Expenses	11,682	6,846	7,590
Less: Reimbursement from Distributor - Class J	154	213	92
Total Net Expenses	11,528	6,633	7,498
Net Investment Income (Loss)	34,266	27,250	20,767

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	785	(295)	654
Capital gain distribution received from affiliated Funds	92,152	20,885	78,701
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	23,668	18,031	(735)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	116,605	38,621	78,620
Net Increase (Decrease) in Net Assets Resulting from Operations	$150,871	$65,871	$99,387

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Fund	Blend Fund	Growth Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$2,837	$3,306
Withholding tax	–	–	(1)
Interest	20,274	2	15
Securities lending - net	–	–	376
Total Income	20,274	2,839	3,696
Expenses:
Management and investment advisory fees	4,026	1,927	10,279
Distribution fees - Class A	247	237	N/A
Distribution fees - Class B	N/A	16	N/A
Distribution fees - Class C	497	71	N/A
Distribution fees - Class J	191	328	52
Distribution fees - R-1	3	4	5
Distribution fees - R-2	3	5	6
Distribution fees - R-3	14	8	26
Distribution fees - R-4	2	2	8
Administrative service fees - R-1	2	3	4
Administrative service fees - R-2	2	3	4
Administrative service fees - R-3	4	2	7
Administrative service fees - R-4	1	1	2
Administrative service fees - R-5	–	1	2
Registration fees - Class A	21	11	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	10	8	N/A
Registration fees - Class J	12	10	11
Registration fees - Class P	8	N/A	N/A
Registration fees - Institutional	27	8	25
Service fees - R-1	2	3	4
Service fees - R-2	2	4	5
Service fees - R-3	14	8	25
Service fees - R-4	6	5	20
Service fees - R-5	6	16	44
Shareholder reports - Class A	28	26	N/A
Shareholder reports - Class B	N/A	2	N/A
Shareholder reports - Class C	5	1	N/A
Shareholder reports - Class J	12	29	3
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	12	1	9
Transfer agent fees - Class A	229	188	N/A
Transfer agent fees - Class B	N/A	10	N/A
Transfer agent fees - Class C	57	14	N/A
Transfer agent fees - Class J	69	116	29
Transfer agent fees - Class P	19	N/A	N/A
Transfer agent fees - Institutional	93	2	47
Custodian fees	3	3	23
Directors' expenses	16	5	16
Professional fees	12	10	9
Other expenses	9	3	6
Total Gross Expenses	5,665	3,099	10,671
Less: Reimbursement from Manager	–	–	690
Less: Reimbursement from Manager - Class B	N/A	11	N/A
Less: Reimbursement from Distributor - Class J	44	74	11
Total Net Expenses	5,621	3,014	9,970
Net Investment Income (Loss)	14,653	(175)	(6,274)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,632	37,141	157,064
Futures contracts	–	1,054	6,916
Change in unrealized appreciation/depreciation of:
Investments	(2,798)	(3,914)	(147,887)
Futures contracts	–	(383)	(4,729)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(166)	33,898	11,364
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,487	$33,723	$5,090

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	SmallCap S&P 600	SmallCap
Amounts in thousands	Index Fund	Value Fund II
Net Investment Income (Loss)
Income:
Dividends	$6,343	$9,846
Withholding tax	–	(3)
Interest	3	10
Securities lending - net	312	–
Total Income	6,658	9,853
Expenses:
Management and investment advisory fees	770	7,732
Distribution fees - Class J	229	30
Distribution fees - R-1	25	3
Distribution fees - R-2	30	9
Distribution fees - R-3	151	16
Distribution fees - R-4	45	6
Administrative service fees - R-1	20	3
Administrative service fees - R-2	20	6
Administrative service fees - R-3	42	4
Administrative service fees - R-4	14	2
Administrative service fees - R-5	11	1
Registration fees - Class J	10	9
Registration fees - Institutional	26	17
Service fees - R-1	18	2
Service fees - R-2	25	7
Service fees - R-3	151	16
Service fees - R-4	112	16
Service fees - R-5	265	28
Shareholder reports - Class J	17	3
Shareholder reports - Institutional	11	7
Transfer agent fees - Class J	98	18
Transfer agent fees - Institutional	63	43
Custodian fees	10	31
Directors' expenses	9	13
Professional fees	8	9
Other expenses	9	5
Total Gross Expenses	2,189	8,036
Less: Reimbursement from Manager	–	190
Less: Reimbursement from Distributor - Class J	52	7
Total Net Expenses	2,137	7,839
Net Investment Income (Loss)	4,521	2,014

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	34,971	89,970
Futures contracts	(348)	4,885
Change in unrealized appreciation/depreciation of:
Investments	(1,247)	2,199
Futures contracts	61	(2,800)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	33,437	94,254
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,958	$96,268

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Bond & Mortgage Securities Fund

															Period Ended				Year Ended
															April 30, 2014				October 31, 2013
Operations
Net investment income (loss)															$		29,526		$58,461
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																	1,119		7,099
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																	26,372		(72,773)
			Net Increase (Decrease) in Net Assets Resulting from Operations														57,017		(7,213)

Dividends and Distributions to Shareholders
From net investment income															(30,979)				(57,577)
									Total Dividends and Distributions						(30,979)				(57,577)

Capital Share Transactions
Net increase (decrease) in capital share transactions															243,213				60,118
							Total Increase (Decrease) in Net Assets								269,251				(4,672)

Net Assets
Beginning of period															2,343,387				2,348,059
End of period (including undistributed net investment income as set forth below)															$2,612,638				$2,343,387
Undistributed (overdistributed) net investment income (loss)															$		3,994		$5,447

	Class A		Class B		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$6,654	$	– $		332		$5,851		$292,157		$553		$605		$2,861		$2,159		$5,980
Reinvested	1,158		11		45		1,889		26,411		52		129		339		322		547
Redeemed	(11,587)		(399)		(1,036)		(15,341)		(55,955)		(800)		(3,462)		(5,250)		(5,269)		(5,743)
Net Increase (Decrease)	$(3,775	) $	(388	) $	(659	) $	(7,601	) $	262,613		$(195	) $	(2,728	) $	(2,050)		$(2,788	) $	784
Shares:
Sold	616		–		31		538		26,912		51		57		267		198		557
Reinvested	107		1		4		174		2,443		5		12		31		29		51
Redeemed	(1,073)		(37)		(96)		(1,413)		(5,193)		(74)		(325)		(489)		(483)		(535)
Net Increase (Decrease)	(350)		(36)		(61)		(701)		24,162		(18)		(256)		(191)		(256)		73
Year Ended October 31, 2013
Dollars:
Sold	$9,361		$129		$2,197		$15,375		$276,745		$1,034		$3,498		$6,326		$5,640		$10,847
Reinvested	2,413		37		100		3,938		47,838		142		308		699		741		1,207
Redeemed	(29,381)		(2,215)		(3,946)		(41,392)		(175,397)		(6,614)		(7,729)		(12,211)		(12,276)		(37,296)
Net Increase (Decrease)	$(17,607	) $	(2,049	) $	(1,649)		$ (22,079)		$149,186		$(5,438	) $	(3,923	) $	(5,186)		$(5,895)		$ (25,242)
Shares:
Sold	853		12		199		1,391		25,228		94		320		581		506		997
Reinvested	221		3		9		359		4,390		13		29		64		67		111
Redeemed	(2,699)		(201)		(362)		(3,772)		(16,100)		(604)		(713)		(1,121)		(1,113)		(3,411)
Net Increase (Decrease)	(1,625)		(186)		(154)		(2,022)		13,518		(497)		(364)		(476)		(540)		(2,303)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,216	) $	(11	) $	(48	) $	(1,901	) $	(26,414	) $	(52	) $	(129	) $	(339	) $	(322	) $	(547)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions	$(1,216	) $	(11	) $	(48	) $	(1,901	) $	(26,414	) $	(52	) $	(129	) $	(339	) $	(322	) $	(547)
Year Ended October 31, 2013
From net investment
income	$(2,516	) $	(38	) $	(110	) $	(3,974	) $	(47,842	) $	(142	) $	(308	) $	(699	) $	(741	) $	(1,207)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions	$(2,516	) $	(38	) $	(110	) $	(3,974	) $	(47,842	) $	(142	) $	(308	) $	(699	) $	(741	) $	(1,207)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Core Plus Bond Fund I

										Period Ended	Year Ended
										April 30, 2014	October 31, 2013
Operations
Net investment income (loss)										$28,261	$62,710
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										154	20,321
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(247)	(96,412)
		Net Increase (Decrease) in Net Assets Resulting from Operations								28,168	(13,381)

Dividends and Distributions to Shareholders
From net investment income										(78,342)	(104,290)
From net realized gain on investments										–	(47,228)
							Total Dividends and Distributions			(78,342)	(151,518)

Capital Share Transactions
Net increase (decrease) in capital share transactions										215,528	(14,537)
					Total Increase (Decrease) in Net Assets					165,354	(179,436)

Net Assets
Beginning of period										3,296,553	3,475,989
End of period (including undistributed net investment income as set forth below)										$3,461,907	$3,296,553
Undistributed (overdistributed) net investment income (loss)										$18,363	$68,444

	Institutional	R-1		R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$316,476	$424		$825	$1,077		$1,288		$3,161
Reinvested	77,237	44		76	224		156		605
Redeemed	(175,221)	(574)		(483)	(2,021)		(2,218)		(5,548)
Net Increase (Decrease)	$218,492	$(106	) $	418	$(720	) $	(774	) $	(1,782)
Shares:
Sold	28,836	38		75	98		117		288
Reinvested	7,112	4		7	21		14		55
Redeemed	(15,893)	(52)		(44)	(184)		(201)		(502)
Net Increase (Decrease)	20,055	(10)		38	(65)		(70)		(159)
Year Ended October 31, 2013
Dollars:
Sold	$381,470	$1,019		$916	$2,845		$2,624		$12,128
Reinvested	148,368	135		197	680		542		1,596
Redeemed	(528,899)	(1,202)		(2,205)	(9,929)		(8,448)		(16,374)
Net Increase (Decrease)	$939	$(48	) $	(1,092)	$(6,404	) $	(5,282	) $	(2,650)
Shares:
Sold	33,747	91		81	252		231		1,069
Reinvested	13,025	12		17	60		48		141
Redeemed	(46,918)	(109)		(195)	(883)		(750)		(1,476)
Net Increase (Decrease)	(146)	(6)		(97)	(571)		(471)		(266)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(77,237)	$(44	) $	(76)	$(224	) $	(156	) $	(605)
From net realized gain on
investments	–	–		–	–		–		–
Total Dividends and Distributions	$(77,237)	$(44	) $	(76)	$(224	) $	(156	) $	(605)
Year Ended October 31, 2013
From net investment
income	$(102,226)	$(84	) $	(121)	$(425	) $	(358	) $	(1,076)
From net realized gain on
investments	(46,142)	(51)		(76)	(255)		(184)		(520)
Total Dividends and Distributions	$ (148,368)	$(135	) $	(197)	$(680	) $	(542	) $	(1,596)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Diversified International Fund

													Period Ended				Year Ended
													April 30, 2014				October 31, 2013
Operations
Net investment income (loss)															$42,428		$	76,677
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													109,167					159,483
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															37,986			582,735
			Net Increase (Decrease) in Net Assets Resulting from Operations										189,581					818,895

Dividends and Distributions to Shareholders
From net investment income													(95,806)					(73,597)
									Total Dividends and Distributions				(95,806)					(73,597)

Capital Share Transactions
Net increase (decrease) in capital share transactions													309,600					692,021
							Total Increase (Decrease) in Net Assets						403,375				1,437,319

Net Assets
Beginning of period													4,904,797				3,467,478
End of period (including undistributed net investment income as set forth below)													$5,308,172				$4,904,797
Undistributed (overdistributed) net investment income (loss)															$8,195		$	61,573

	Class A		Class B		Class C		Class J		Class P	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$12,202		$33		$1,850		$8,980		$1,635	$382,854	$505		$855		$2,730		$3,295	$11,112
Reinvested	3,534		3		111		3,246		29	85,163	69		144		808		821	1,444
Redeemed	(19,412)		(1,078)		(1,330)		(14,061)		(547)	(142,970)	(850)		(3,194)		(5,995)		(12,210)	(10,176)
Net Increase (Decrease)	$(3,676	) $	(1,042	) $	631		$(1,835	) $	1,117	$325,047	$(276	) $	(2,195	) $	(2,457	) $	(8,094)	$2,380
Shares:
Sold	1,031		3		157		766		138	32,452	43		73		232		276	938
Reinvested	297		–		9		276		3	7,205	6		12		68		68	121
Redeemed	(1,633)		(90)		(112)		(1,201)		(46)	(12,076)	(73)		(271)		(510)		(1,025)	(844)
Net Increase (Decrease)	(305)		(87)		54		(159)		95	27,581	(24)		(186)		(210)		(681)	215
Year Ended October 31, 2013
Dollars:
Sold	$19,679		$50		$2,649		$15,285		$1,439	$1,021,842	$1,169		$1,631		$7,398		$8,700	$12,163
Reinvested	3,308		9		88		3,020		13	63,363	94		172		903		758	1,501
Redeemed	(38,997)		(2,798)		(2,006)		(31,892)		(864)	(338,536)	(3,521)		(5,251)		(15,122)		(8,104)	(26,122)
Net Increase (Decrease)	$(16,010	) $	(2,739	) $	731	$(13,587		) $	588	$746,669	$(2,258	) $	(3,448	) $	(6,821	) $	1,354	$(12,458)
Shares:
Sold	1,822		4		241		1,423		134	95,501	111		154		707		806	1,128
Reinvested	323		1		9		298		1	6,218	9		17		89		73	146
Redeemed	(3,661)		(260)		(186)		(3,023)		(82)	(31,380)	(331)		(504)		(1,412)		(743)	(2,460)
Net Increase (Decrease)	(1,516)		(255)		64		(1,302)		53	70,339	(211)		(333)		(616)		136	(1,186)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(3,910	) $	(3	) $	(116	) $	(3,248	) $	(36)	$(85,207)	$(69	) $	(144	) $	(808	) $	(821)	$(1,444)
From net realized gain on
investments	–		–		–		–		–	–	–		–		–		–	–
Total Dividends and Distributions	$(3,910	) $	(3	) $	(116	) $	(3,248	) $	(36)	$(85,207)	$(69	) $	(144	) $	(808	) $	(821)	$(1,444)
Year Ended October 31, 2013
From net investment
income	$(3,622	) $	(9	) $	(93	) $	(3,023	) $	(19)	$(63,403)	$(94	) $	(172	) $	(903	) $	(758)	$(1,501)
From net realized gain on
investments	–		–		–		–		–	–	–		–		–		–	–
Total Dividends and Distributions	$(3,622	) $	(9	) $	(93	) $	(3,023	) $	(19)	$(63,403)	$(94	) $	(172	) $	(903	) $	(758)	$(1,501)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Equity Income Fund

											Period Ended		Year Ended
											April 30, 2014		October 31, 2013
Operations
Net investment income (loss)											$	77,948		$137,876
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												93,311		88,916
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												352,813		737,128
			Net Increase (Decrease) in Net Assets Resulting from Operations									524,072		963,920

Dividends and Distributions to Shareholders
From net investment income												(64,624)		(131,857)
						Total Dividends and Distributions						(64,624)		(131,857)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(16,590)		209,818
					Total Increase (Decrease) in Net Assets							442,858		1,041,881

Net Assets
Beginning of period												5,280,584		4,238,703
End of period (including undistributed net investment income as set forth below)												$5,723,442		$5,280,584
Undistributed (overdistributed) net investment income (loss)											$	39,895		$26,571

	Class A	Class B		Class C	Class P	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$85,496	$202		$17,087	$17,921	$113,755	$308		$787		$6,259	$5,081	$12,051
Reinvested	9,675	257		1,032	895	48,642	29		66		733	583	1,676
Redeemed	(101,214)		(16,096)	(11,723)	(11,111)	(177,463)	(543)		(1,039)		(5,425)	(3,821)	(10,690)
Net Increase (Decrease)	$(6,043)	$(15,637)		$6,396	$7,705	$(15,066)	$(206)		$(186	) $	1,567	$1,843	$3,037
Shares:
Sold	3,561	8		728	746	4,722	13		33		259	213	500
Reinvested	395	11		43	37	1,986	1		3		30	24	69
Redeemed	(4,214)		(667)	(499)	(462)	(7,373)	(23)		(44)		(226)	(158)	(445)
Net Increase (Decrease)	(258)		(648)	272	321	(665)	(9)		(8)		63	79	124
Year Ended October 31, 2013
Dollars:
Sold	$213,618	$753		$45,688	$38,635	$428,350	$1,397		$2,370		$23,765	$18,544	$31,614
Reinvested	19,264	927		1,955	1,454	99,904	66		156		1,388	1,118	3,317
Redeemed	(164,866)		(29,112)	(21,260)	(18,684)	(450,676)	(1,131)		(2,669)		(7,293)	(8,148)	(20,626)
Net Increase (Decrease)	$68,016	$(27,432	) $	26,383	$21,405	$77,578	$332		$(143	) $	17,860	$11,514	$14,305
Shares:
Sold	9,987	36		2,140	1,811	20,305	67		114		1,126	903	1,493
Reinvested	915	45		95	69	4,740	3		7		66	53	157
Redeemed	(7,759)		(1,373)	(1,024)	(872)	(20,798)	(55)		(125)		(343)	(382)	(983)
Net Increase (Decrease)	3,143		(1,292)	1,211	1,008	4,247	15		(4)		849	574	667

Distributions:
Period Ended April 30, 2014
From net investment
income	$(10,006)	$(263	) $	(1,246)	$(1,107)	$(48,902)	$(29	) $	(79	) $	(733)	$(583)	$(1,676)
From net realized gain on
investments	–	–		–	–	–	–		–		–	–	–
Total Dividends and Distributions	$(10,006)	$(263	) $	(1,246)	$(1,107)	$(48,902)	$(29	) $	(79	) $	(733)	$(583)	$(1,676)
Year Ended October 31, 2013
From net investment
income	$(19,995)	$(951	) $	(2,373)	$(1,835) $	(100,637)	$(66	) $	(177	) $	(1,388)	$(1,118)	$(3,317)
From net realized gain on
investments	–	–		–	–	–	–		–		–	–	–
Total Dividends and Distributions	$(19,995)	$(951	) $	(2,373)	$(1,835) $	(100,637)	$(66	) $	(177	) $	(1,388)	$(1,118)	$(3,317)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended	Year Ended
					April 30, 2014	October 31, 2013
Operations
Net investment income (loss)					$177,113	$334,497
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					87,370	10,186
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					211,628	61,531
		Net Increase (Decrease) in Net Assets Resulting from Operations			476,111	406,214

Dividends and Distributions to Shareholders
From net investment income					(193,305)	(329,143)
From net realized gain on investments					–	(51,304)
				Total Dividends and Distributions	(193,305)	(380,447)

Capital Share Transactions
Net increase (decrease) in capital share transactions					225,202	2,734,922
				Total Increase (Decrease) in Net Assets	508,008	2,760,689

Net Assets
Beginning of period					8,192,630	5,431,941
End of period (including undistributed net investment income as set forth below)					$8,700,638	$8,192,630
Undistributed (overdistributed) net investment income (loss)					$37,514	$53,706

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$360,434	$269,172	$472,535	$263,051
Reinvested	55,203	36,258	38,734	23,340
Redeemed	(469,046)	(237,809)	(485,262)	(101,408)
Net Increase (Decrease)	$(53,409)	$67,621	$26,007	$184,983
Shares:
Sold	25,128	18,842	33,075	18,343
Reinvested	3,861	2,549	2,720	1,636
Redeemed	(32,802)	(16,712)	(34,134)	(7,138)
Net Increase (Decrease)	(3,813)	4,679	1,661	12,841
Year Ended October 31, 2013
Dollars:
Sold	$1,677,170	$1,092,053	$1,746,491	$253,054
Reinvested	122,647	68,956	60,366	46,062
Redeemed	(1,159,172)	(331,824)	(661,608)	(179,273)
Net Increase (Decrease)	$640,645	$829,185	$1,145,249	$119,843
Shares:
Sold	118,055	77,197	124,277	17,936
Reinvested	8,697	4,916	4,306	3,279
Redeemed	(82,763)	(23,682)	(47,183)	(12,763)
Net Increase (Decrease)	43,989	58,431	81,400	8,452

Distributions:
Period Ended April 30, 2014
From net investment
income	$(62,811)	$(48,934)	$(57,497)	$(24,063)
From net realized gain
on investments	–	–	–	–
Total Dividends and
Distributions	$(62,811)	$(48,934)	$(57,497)	$(24,063)
Year Ended October 31, 2013
From net investment
income	$(119,569)	$(80,510)	$(87,494)	$(41,570)
From net realized gain
on investments	(18,897)	(14,535)	(11,126)	(6,746)
Total Dividends and
Distributions	$(138,466)	$(95,045)	$(98,620)	$(48,316)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Global Real Estate Securities Fund

						Period Ended	Year Ended
						April 30, 2014	October 31, 2013
Operations
Net investment income (loss)						$14,543	$24,616
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						19,460	75,494
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						34,097	78,134
		Net Increase (Decrease) in Net Assets Resulting from Operations				68,100	178,244

Dividends and Distributions to Shareholders
From net investment income						(25,916)	(66,419)
From net realized gain on investments						(52,789)	(20,475)
					Total Dividends and Distributions	(78,705)	(86,894)

Capital Share Transactions
Net increase (decrease) in capital share transactions						294,384	414,241
					Total Increase (Decrease) in Net Assets	283,779	505,591

Net Assets
Beginning of period						1,616,299	1,110,708
End of period (including undistributed net investment income as set forth below)						$1,900,078	$1,616,299
Undistributed (overdistributed) net investment income (loss)						$(26,765)	$(15,392)

	Class A	Class C		Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$35,089	$14,198		$42,554	$237,948
Reinvested	3,493	1,233		2,177	68,106
Redeemed	(15,388)	(2,291)		(18,955)	(73,780)
Net Increase (Decrease)	$23,194	$13,140		$25,776	$232,274
Shares:
Sold	4,449	1,832		5,045	28,309
Reinvested	453	165		266	8,328
Redeemed	(1,947)	(297)		(2,290)	(8,748)
Net Increase (Decrease)	2,955	1,700		3,021	27,889
Year Ended October 31, 2013
Dollars:
Sold	$68,522	$21,830		$52,059	$476,932
Reinvested	2,558	358		548	82,305
Redeemed	(23,288)	(3,006)		(10,009)	(254,568)
Net Increase (Decrease)	$47,792	$19,182		$42,598	$304,669
Shares:
Sold	8,430	2,735		6,073	56,216
Reinvested	326	47		66	9,937
Redeemed	(2,944)	(380)		(1,179)	(29,658)
Net Increase (Decrease)	5,812	2,402		4,960	36,495

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,101)	$(349	) $	(897)	$(23,569)
From net realized gain on
investments	(2,514)	(994)		(1,879)	(47,402)
Total Dividends and
Distributions	$(3,615)	$(1,343	) $	(2,776)	$(70,971)
Year Ended October 31, 2013
From net investment
income	$(2,027)	$(345	) $	(738)	$(63,309)
From net realized gain on
investments	(599)	(112)		(142)	(19,622)
Total Dividends and
Distributions	$(2,626)	$(457	) $	(880)	$(82,931)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

															Government & High Quality Bond Fund
Amounts in thousands

														Period Ended			Year Ended
														April 30, 2014			October 31, 2013
Operations
Net investment income (loss)															$20,740		$	42,852
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															3,829			13,776
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																(656)		(68,336)
			Net Increase (Decrease) in Net Assets Resulting from Operations												23,913			(11,708)

Dividends and Distributions to Shareholders
From net investment income															(26,518)			(56,413)
									Total Dividends and Distributions						(26,518)			(56,413)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(68,201)			(67,328)
							Total Increase (Decrease) in Net Assets								(70,806)			(135,449)

Net Assets
Beginning of period															1,786,280		1,921,729
End of period (including undistributed net investment income as set forth below)															$1,715,474		$1,786,280
Undistributed (overdistributed) net investment income (loss)														$		(8,065)	$	(2,287)

	Class A		Class B		Class C		Class J		Class P		Institutional	R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$9,708		$27		$2,541		$6,313		$413		$28,896	$359		$579	$1,784		$1,845	$2,166
Reinvested	4,929		52		729		1,901		113		17,705	34		65	232		155	277
Redeemed	(67,532)		(1,259)		(20,920)		(18,591)		(4,767)		(24,745)	(879)		(864)		(3,734)	(2,096)	(3,637)
Net Increase (Decrease)	$(52,895	) $	(1,180)		$ (17,650)		$(10,377)		$(4,241	) $	21,856	$(486	) $	(220)	$(1,718	) $	(96)	$(1,194)
Shares:
Sold	890		2		233		577		38		2,650	33		53	163		169	198
Reinvested	451		5		67		174		10		1,620	3		6	21		14	25
Redeemed	(6,186)		(115)		(1,918)		(1,700)		(436)		(2,266)	(81)		(80)		(342)	(192)	(333)
Net Increase (Decrease)	(4,845)		(108)		(1,618)		(949)		(388)		2,004	(45)		(21)		(158)	(9)	(110)
Year Ended October 31, 2013
Dollars:
Sold	$98,382		$319		$28,339		$37,690		$11,780		$163,086	$788		$1,082	$5,614		$4,376	$6,117
Reinvested	13,044		168		2,113		4,272		420		33,716	84		145	534		332	591
Redeemed	(219,025)		(5,076)		(57,618)		(47,996)		(18,495)		(105,626)	(1,322)		(2,284)		(9,417)	(4,680)	(8,781)
Net Increase (Decrease)	$(107,599	) $	(4,589)		$ (27,166)		$(6,034	) $	(6,295	) $	91,176	$(450	) $	(1,057)	$(3,269	) $	28	$(2,073)
Shares:
Sold	8,735		28		2,518		3,345		1,046		14,672	70		97	500		389	546
Reinvested	1,169		15		189		383		38		3,024	8		13	48		30	53
Redeemed	(19,719)		(456)		(5,206)		(4,305)		(1,660)		(9,539)	(118)		(204)		(841)	(420)	(781)
Net Increase (Decrease)	(9,815)		(413)		(2,499)		(577)		(576)		8,157	(40)		(94)		(293)	(1)	(182)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(5,154	) $	(54	) $	(759	) $	(1,927	) $	(137	) $	(17,723)	$(34	) $	(66)	$(232	) $	(155)	$(277)
From net realized gain on
investments	–		–		–		–		–		–	–		–	–		–	–
Total Dividends and
Distributions	$(5,154	) $	(54	) $	(759	) $	(1,927	) $	(137	) $	(17,723)	$(34	) $	(66)	$(232	) $	(155)	$(277)
Year Ended October 31, 2013
From net investment
income	$(13,763	) $	(176	) $	(2,221	) $	(4,331	) $	(497	) $	(33,733)	$(84	) $	(147)	$(538	) $	(332)	$(591)
From net realized gain on
investments	–		–		–		–		–		–	–		–	–		–	–
Total Dividends and
Distributions	$(13,763	) $	(176	) $	(2,221	) $	(4,331	) $	(497	) $	(33,733)	$(84	) $	(147)	$(538	) $	(332)	$(591)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								High Yield Fund

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$118,489	$239,594
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								38,964	87,591
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								25,425	5,054
		Net Increase (Decrease) in Net Assets Resulting from Operations						182,878	332,239

Dividends and Distributions to Shareholders
From net investment income								(123,256)	(247,907)
From net realized gain on investments								(85,620)	(32,621)
							Total Dividends and Distributions	(208,876)	(280,528)

Capital Share Transactions
Net increase (decrease) in capital share transactions								138,632	298,273
						Total Increase (Decrease) in Net Assets		112,634	349,984

Net Assets
Beginning of period								4,123,630	3,773,646
End of period (including undistributed net investment income as set forth below)								$4,236,264	$4,123,630
Undistributed (overdistributed) net investment income (loss)								$(8,454)	$(3,687)

	Class A	Class B		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$290,645	$169		$31,901		$ 156,144	$143,844
Reinvested	93,990	1,250		21,288		25,187	46,287
Redeemed	(403,953)	(4,432)		(59,608)		(120,435)	(83,645)
Net Increase (Decrease)	$(19,318)	$(3,013	) $	(6,419	) $	60,896	$106,486
Shares:
Sold	37,047	21		4,028		19,902	18,441
Reinvested	12,034	159		2,704		3,223	5,979
Redeemed	(51,522)	(561)		(7,534)		(15,357)	(10,713)
Net Increase (Decrease)	(2,441)	(381)		(802)		7,768	13,707
Year Ended October 31, 2013
Dollars:
Sold	$1,029,482	$1,161		$85,689		$ 340,667	$811,392
Reinvested	119,620	2,094		31,072		34,474	58,084
Redeemed	(1,039,467)	(12,943)		(168,758)		(313,310)	(680,984)
Net Increase (Decrease)	$109,635	$(9,688) $		(51,997)		$61,831	$188,492
Shares:
Sold	130,670	147		10,740		43,159	103,439
Reinvested	15,146	264		3,904		4,363	7,444
Redeemed	(131,743)	(1,630)		(21,199)		(39,665)	(86,992)
Net Increase (Decrease)	14,073	(1,219)		(6,555)		7,857	23,891

Distributions:
Period Ended April 30, 2014
From net investment
income	$(57,750)	$(789)		$ (14,081)		$(20,754)	$(29,882)
From net realized gain
on investments	(40,697)	(659)		(11,297)		(13,638)	(19,329)
Total Dividends and
Distributions	$(98,447)	$(1,448)		$(25,378) )		$ (34,392	$(49,211)
Year Ended October 31, 2013
From net investment
income	$(116,527)	$(2,130)		$(33,249)		$ (39,973)	$(56,028)
From net realized gain
on investments	(15,596)	(344)		(4,985)		(4,930)	(6,766)
Total Dividends and
Distributions	$(132,123)	$(2,474)		$(38,234) )		$ (44,903	$(62,794)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

			Period Ended	Year Ended
			April 30, 2014	October 31, 2013
Operations
Net investment income (loss)			$44,756	$83,690
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			9,163	30,391
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			9,344	97
		Net Increase (Decrease) in Net Assets Resulting from Operations	63,263	114,178

Dividends and Distributions to Shareholders
From net investment income			(43,749)	(150,072)
From net realized gain on investments			(29,944)	(34,647)
		Total Dividends and Distributions	(73,693)	(184,719)

Capital Share Transactions
Net increase (decrease) in capital share transactions			221,096	409,234
		Total Increase (Decrease) in Net Assets	210,666	338,693

Net Assets
Beginning of period			1,528,206	1,189,513
End of period (including undistributed net investment income as set forth below)			$1,738,872	$1,528,206
Undistributed (overdistributed) net investment income (loss)			$1,158	$151

	Class A	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$17,041	$225,149
Reinvested	1,502	71,406
Redeemed	(15,279)	(78,723)
Net Increase (Decrease)	$3,264	$217,832
Shares:
Sold	1,602	21,144
Reinvested	142	6,743
Redeemed	(1,436)	(7,389)
Net Increase (Decrease)	308	20,498
Year Ended October 31, 2013 (a)
Dollars:
Sold	$33,149	$596,357
Reinvested	57	181,856
Redeemed	(346)	(401,839)
Net Increase (Decrease)	$32,860	$376,374
Shares:
Sold	3,095	55,137
Reinvested	5	16,908
Redeemed	(32)	(37,634)
Net Increase (Decrease)	3,068	34,411

Distributions:
Period Ended April 30, 2014
From net investment
income	$(858)	$(42,891)
From net realized gain on
investments	(644)	(29,300)
Total Dividends and
Distributions	$(1,502)	$(72,191)
Year Ended October 31, 2013 (a)
From net investment
income	$(57)	$(150,015)
From net realized gain on
investments	–	(34,647)
Total Dividends and
Distributions	$(57)	$(184,662)

(a)	Period from March 1, 2013, date operations commenced for Class A, through October 31, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Income Fund

												Period Ended		Year Ended
												April 30, 2014		October 31, 2013
Operations
Net investment income (loss)												$	45,815	$	90,264
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													8,073		15,805
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													21,385		(92,222)
			Net Increase (Decrease) in Net Assets Resulting from Operations										75,273		13,847

Dividends and Distributions to Shareholders
From net investment income													(48,470)		(97,119)
								Total Dividends and Distributions					(48,470)		(97,119)

Capital Share Transactions
Net increase (decrease) in capital share transactions													124,452		177,976
							Total Increase (Decrease) in Net Assets						151,255		94,704

Net Assets
Beginning of period													2,444,641		2,349,937
End of period (including undistributed net investment income as set forth below)													$2,595,896		$2,444,641
Undistributed (overdistributed) net investment income (loss)													$(11,430)	$	(8,775)

	Class A		Class B		Class C		Class J	Class P		Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$18,907		$61		$4,385		$10,202	$2,693		$137,430	$2,209	$475	$3,586	$3,708	$22,448
Reinvested	4,880		99		907		1,510	200		39,170	102	21	380	316	566
Redeemed	(46,771)		(2,476)		(13,818)		(14,338)	(3,979)		(36,303)	(654)	(109)	(2,313)	(1,602)	(7,440)
Net Increase (Decrease)	$(22,984	) $	(2,316	) $	(8,526	) $	(2,626)	$(1,086	) $	140,297	$1,657	$387	$1,653	$2,422	$15,574
Shares:
Sold	1,960		7		452		1,054	278		14,196	229	49	369	384	2,334
Reinvested	505		10		94		156	21		4,043	11	2	39	32	58
Redeemed	(4,855)		(257)		(1,427)		(1,485)	(412)		(3,762)	(68)	(11)	(239)	(165)	(770)
Net Increase (Decrease)	(2,390)		(240)		(881)		(275)	(113)		14,477	172	40	169	251	1,622
Year Ended October 31, 2013
Dollars:
Sold	$87,956		$428		$23,255		$35,929	$9,684		$283,180	$5,479	$733	$11,020	$11,060	$12,633
Reinvested	11,940		300		2,322		3,409	538		75,694	97	43	704	471	690
Redeemed	(133,492)		(5,873)		(35,544)		(38,066)	(11,827)		(153,228)	(971)	(678)	(5,938)	(3,455)	(10,517)
Net Increase (Decrease)	$(33,596	) $	(5,145	) $	(9,967	) $	1,272	$(1,605	) $	205,646	$4,605	$98	$5,786	$8,076	$2,806
Shares:
Sold	8,918		43		2,347		3,636	980		28,797	559	74	1,120	1,121	1,280
Reinvested	1,220		31		236		348	55		7,722	10	4	71	48	70
Redeemed	(13,711)		(598)		(3,642)		(3,895)	(1,215)		(15,692)	(99)	(69)	(606)	(354)	(1,089)
Net Increase (Decrease)	(3,573)		(524)		(1,059)		89	(180)		20,827	470	9	585	815	261

Distributions:
Period Ended April 30, 2014
From net investment income	$(5,065	) $	(108	) $	(963	) $	(1,542)	$(231	) $	(39,174)	$(102)	$(23)	$(380)	$(316)	$(566)
From net realized gain on
investments	–		–		–		–	–		–	–	–	–	–	–
Total Dividends and Distributions	$(5,065	) $	(108	) $	(963	) $	(1,542)	$(231	) $	(39,174)	$(102)	$(23)	$(380)	$(316)	$(566)
Year Ended October 31, 2013
From net investment income	$(12,468	) $	(329	) $	(2,488	) $	(3,476)	$(647	) $	(75,706)	$(97)	$(43)	$(704)	$(471)	$(690)
From net realized gain on
investments	–		–		–		–	–		–	–	–	–	–	–
Total Dividends and Distributions	$(12,468	) $	(329	) $	(2,488	) $	(3,476)	$(647	) $	(75,706)	$(97)	$(43)	$(704)	$(471)	$(690)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Inflation Protection Fund

													Period Ended		Year Ended
													April 30, 2014		October 31, 2013
Operations
Net investment income (loss)													$	1,369	$6,242
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														(4,532)	813
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														9,093	(59,825)
			Net Increase (Decrease) in Net Assets Resulting from Operations											5,930	(52,770)

Dividends and Distributions to Shareholders
From net investment income														–	(3,836)
From net realized gain on investments														(14,478)	–
								Total Dividends and Distributions						(14,478)	(3,836)

Capital Share Transactions
Net increase (decrease) in capital share transactions														216,135	66,337
							Total Increase (Decrease) in Net Assets							207,587	9,731

Net Assets
Beginning of period														818,698	808,967
End of period (including undistributed net investment income as set forth below)														$1,026,285	$818,698
Undistributed (overdistributed) net investment income (loss)													$	965	$(404)

	Class A		Class C		Class J		Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$721		$175		$669		$268,846	$322		$117		$622	$525	$9,224
Reinvested	290		78		174		13,685	17		15		112	30	48
Redeemed	(4,026)		(1,073)		(1,704)		(69,551)	(339)		(248)		(1,666)	(282)	(646)
Net Increase (Decrease)	$(3,015	) $	(820)		$(861	) $	212,980	$–		$(116	) $	(932)	$273	$8,626
Shares:
Sold	85		21		80		31,610	39		14		75	63	1,104
Reinvested	35		10		21		1,639	2		2		14	4	6
Redeemed	(476)		(130)		(204)		(8,159)	(41)		(31)		(201)	(34)	(77)
Net Increase (Decrease)	(356)		(99)		(103)		25,090	–		(15)		(112)	33	1,033
Year Ended October 31, 2013
Dollars:
Sold	$5,922		$1,296		$3,257		$287,149	$498		$342		$3,763	$1,856	$2,353
Reinvested	73		–		17		3,699	2		1		16	8	16
Redeemed	(15,526)		(4,714)		(7,639)		(205,285)	(1,319)		(791)		(2,420)	(2,026)	(4,211)
Net Increase (Decrease)	$(9,531	) $	(3,418)		$(4,365	) $	85,563	$(819)		$(448	) $	1,359	$(162)	$(1,842)
Shares:
Sold	644		143		364		32,260	56		39		423	207	264
Reinvested	8		–		2		398	–		–		2	1	1
Redeemed	(1,728)		(540)		(863)		(23,299)	(148)		(89)		(276)	(232)	(464)
Net Increase (Decrease)	(1,076)		(397)		(497)		9,359	(92)		(50)		149	(24)	(199)

Distributions:
Period Ended April 30, 2014
From net investment income	$–		$–	$	– $		–	$–	$	– $		–	$–	$–
From net realized gain on
investments	(307)		(90)		(174)		(13,685)	(17)		(15)		(112)	(30)	(48)
Total Dividends and Distributions	$(307	) $	(90)		$(174	) $	(13,685)	$(17)		$(15	) $	(112)	$(30)	$(48)
Year Ended October 31, 2013
From net investment income	$(77	) $	–		$(17	) $	(3,699)	$(2)		$(1	) $	(16)	$(8)	$(16)
From net realized gain on
investments	–		–		–		–	–		–		–	–	–
Total Dividends and Distributions	$(77	) $	–		$(17	) $	(3,699)	$(2)		$(1	) $	(16)	$(8)	$(16)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										International Emerging Markets Fund

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	3,767	$	20,068
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(43,496)		9,546
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(30,260)		48,017
			Net Increase (Decrease) in Net Assets Resulting from Operations								(69,989)		77,631

Dividends and Distributions to Shareholders
From net investment income											(14,005)		(21,495)
							Total Dividends and Distributions				(14,005)		(21,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions											114,259		205,542
					Total Increase (Decrease) in Net Assets						30,265		261,678

Net Assets
Beginning of period											1,887,407		1,625,729
End of period (including undistributed net investment income as set forth below)											$1,917,672		$1,887,407
Undistributed (overdistributed) net investment income (loss)										$	2,763	$	13,001

	Class A		Class B	Class C	Class J		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$8,515		$37	$1,628	$5,633		$305	$163,896	$390	$689	$1,364	$1,360	$4,943
Reinvested	214		–	–	515		14	12,959	–	2	–	84	200
Redeemed	(12,933)		(636)	(1,311)	(16,670)		(410)	(39,489)	(865)	(1,331)	(2,850)	(4,917)	(7,077)
Net Increase (Decrease)	$(4,204	) $	(599)	$317	$(10,522	) $	(91)	$137,366	$(475)	$(640)	$(1,486)	$(3,473)	$(1,934)
Shares:
Sold	351		2	70	244		14	6,913	16	30	58	57	205
Reinvested	9		–	–	22		–	534	–	–	–	3	8
Redeemed	(539)		(28)	(57)	(724)		(17)	(1,653)	(36)	(57)	(121)	(204)	(297)
Net Increase (Decrease)	(179)		(26)	13	(458)		(3)	5,794	(20)	(27)	(63)	(144)	(84)
Year Ended October 31, 2013
Dollars:
Sold	$21,173		$84	$2,831	$19,274		$1,435	$497,117	$1,067	$1,324	$6,750	$5,612	$10,180
Reinvested	1,012		–	–	1,862		21	17,352	36	59	363	268	478
Redeemed	(33,460)		(2,813)	(4,366)	(42,628)		(1,343)	(244,017)	(2,085)	(4,025)	(26,148)	(6,816)	(15,055)
Net Increase (Decrease)	$(11,275	) $	(2,729)	$(1,535)	$ (21,492)		$113	$270,452	$(982)	$(2,642)	$ (19,035)	$(936)	$(4,397)
Shares:
Sold	835		4	116	789		58	20,591	41	54	279	226	407
Reinvested	39		–	–	75		1	680	2	2	14	11	19
Redeemed	(1,327)		(118)	(179)	(1,764)		(54)	(9,746)	(85)	(163)	(1,081)	(278)	(606)
Net Increase (Decrease)	(453)		(114)	(63)	(900)		5	11,525	(42)	(107)	(788)	(41)	(180)

Distributions:
Period Ended April 30, 2014
From net investment income	$(217	) $	–	$–	$(516	) $	(18)	$(12,968)	$–	$(2)	$–	$(84)	$(200)
From net realized gain on
investments	–		–	–	–		–	–	–	–	–	–	–
Total Dividends and Distributions	$(217	) $	–	$–	$(516	) $	(18)	$(12,968)	$–	$(2)	$–	$(84)	$(200)
Year Ended October 31, 2013
From net investment income	$(1,027	) $	–	$–	$(1,864	) $	(32)	$(17,368)	$(36)	$(59)	$(363)	$(268)	$(478)
From net realized gain on
investments	–		–	–	–		–	–	–	–	–	–	–
Total Dividends and Distributions	$(1,027	) $	–	$–	$(1,864	) $	(32)	$(17,368)	$(36)	$(59)	$(363)	$(268)	$(478)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												International Fund I

												Period Ended	Year Ended
												April 30, 2014	October 31, 2013
Operations
Net investment income (loss)												$3,399	$10,504
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												72,613	120,943
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(56,286)	55,019
			Net Increase (Decrease) in Net Assets Resulting from Operations									19,726	186,466

Dividends and Distributions to Shareholders
From net investment income												(9,947)	(21,369)
									Total Dividends and Distributions			(9,947)	(21,369)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(271,295)	(619,990)
							Total Increase (Decrease) in Net Assets					(261,516)	(454,893)

Net Assets
Beginning of period												642,604	1,097,497
End of period (including undistributed net investment income as set forth below)												$381,088	$642,604
Undistributed (overdistributed) net investment income (loss)												$2,172	$8,720

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$16,651		$270		$357		$469		$677		$568
Reinvested	9,590		36		31		71		96		123
Redeemed	(293,628)		(668)		(1,008)		(1,104)		(2,617)		(1,209)
Net Increase (Decrease)	$(267,387	) $	(362	) $	(620	) $	(564	) $	(1,844	) $	(518)
Shares:
Sold	1,275		21		27		36		52		44
Reinvested	728		3		2		5		7		9
Redeemed	(22,399)		(52)		(77)		(84)		(201)		(92)
Net Increase (Decrease)	(20,396)		(28)		(48)		(43)		(142)		(39)
Year Ended October 31, 2013
Dollars:
Sold	$63,921		$743		$767		$1,793		$2,707		$2,010
Reinvested	20,990		44		48		75		104		108
Redeemed	(702,875)		(1,162)		(1,664)		(3,822)		(2,352)		(1,425)
Net Increase (Decrease)	$(617,964	) $	(375	) $	(849	) $	(1,954	) $	459		$693
Shares:
Sold	5,477		63		66		153		238		168
Reinvested	1,871		4		4		7		9		9
Redeemed	(59,615)		(100)		(143)		(333)		(201)		(122)
Net Increase (Decrease)	(52,267)		(33)		(73)		(173)		46		55

Distributions:
Period Ended April 30, 2014
From net investment income	$(9,590	) $	(36	) $	(31	) $	(71	) $	(96	) $	(123)
From net realized gain on
investments	–		–		–		–		–		–
Total Dividends and Distributions	$(9,590	) $	(36	) $	(31	) $	(71	) $	(96	) $	(123)
Year Ended October 31, 2013
From net investment income	$(20,990	) $	(44	) $	(48	) $	(75	) $	(104	) $	(108)
From net realized gain on
investments	–		–		–		–		–		–
Total Dividends and Distributions	$(20,990	) $	(44	) $	(48	) $	(75	) $	(104	) $	(108)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													LargeCap Blend Fund II

													Period Ended	Year Ended
													April 30, 2014	October 31, 2013
Operations
Net investment income (loss)													$3,506	$13,353
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													48,064	236,963
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(5,877)	(20,895)
			Net Increase (Decrease) in Net Assets Resulting from Operations										45,693	229,421

Dividends and Distributions to Shareholders
From net investment income													(8,633)	(16,554)
From net realized gain on investments													(171,075)	–
								Total Dividends and Distributions					(179,708)	(16,554)

Capital Share Transactions
Net increase (decrease) in capital share transactions													86,024	(571,092)
						Total Increase (Decrease) in Net Assets							(47,991)	(358,225)

Net Assets
Beginning of period													696,211	1,054,436
End of period (including undistributed net investment income as set forth below)													$648,220	$696,211
Undistributed (overdistributed) net investment income (loss)													$1,689	$6,816

	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$2,641		$8,024	$229		$170		$1,033		$723		$1,958
Reinvested	29,483		132,334	796		1,310		5,788		2,986		6,987
Redeemed	(6,772)		(88,700)	(1,062)		(711)		(3,924)		(1,877)		(5,392)
Net Increase (Decrease)	$25,352		$51,658	$(37	) $	769		$2,897		$1,832		$3,553
Shares:
Sold	251		731	21		15		95		63		186
Reinvested	2,982		12,866	78		129		570		291		683
Redeemed	(646)		(7,934)	(96)		(64)		(373)		(182)		(513)
Net Increase (Decrease)	2,587		5,663	3		80		292		172		356
Year Ended October 31, 2013
Dollars:
Sold	$7,525		$33,446	$356		$615		$2,966		$2,201		$3,969
Reinvested	1,169		14,658	21		43		212		153		296
Redeemed	(16,699)		(602,843)	(792)		(3,043)		(4,922)		(6,267)		(4,156)
Net Increase (Decrease)	$(8,005)		$ (554,739)	$(415	) $	(2,385	) $	(1,744	) $	(3,913	) $	109
Shares:
Sold	658		2,824	30		53		254		185		338
Reinvested	112		1,371	2		4		20		14		28
Redeemed	(1,471)		(48,465)	(70)		(267)		(419)		(524)		(348)
Net Increase (Decrease)	(701)		(44,270)	(38)		(210)		(145)		(325)		18

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,182	) $	(6,798)	$(16	) $	(31	) $	(189	) $	(112	) $	(305)
From net realized gain on
investments	(28,316)		(125,545)	(780)		(1,279)		(5,599)		(2,874)		(6,682)
Total Dividends and Distributions	$ (29,498)		$ (132,343)	$(796	) $	(1,310	) $	(5,788	) $	(2,986	) $	(6,987)
Year Ended October 31, 2013
From net investment
income	$(1,171	) $	(14,658)	$(21	) $	(43	) $	(212	) $	(153	) $	(296)
From net realized gain on
investments	–		–	–		–		–		–		–
Total Dividends and Distributions	$(1,171	) $	(14,658)	$(21	) $	(43	) $	(212	) $	(153	) $	(296)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									LargeCap Growth Fund

								Period Ended			Year Ended
								April 30, 2014			October 31, 2013
Operations
Net investment income (loss)								$	4,814		$	15,720
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									167,806			422,449
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(91,065)			261,969
		Net Increase (Decrease) in Net Assets Resulting from Operations							81,555			700,138

Dividends and Distributions to Shareholders
From net investment income										(8,242)		(14,845)
From net realized gain on investments									(321,764)			–
					Total Dividends and Distributions				(330,006)			(14,845)

Capital Share Transactions
Net increase (decrease) in capital share transactions									263,652			(9,176)
				Total Increase (Decrease) in Net Assets					15,201			676,117

Net Assets
Beginning of period									3,076,001			2,399,884
End of period (including undistributed net investment income as set forth below)									$3,091,202			$3,076,001
Undistributed (overdistributed) net investment income (loss)								$	2,445		$	5,873

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$12,735	$129	$1,793	$8,947	$868	$84,472	$831	$863	$1,225		$3,275	$4,676
Reinvested	36,950	767	1,404	6,348	966	269,390	734	793	2,238		1,869	6,975
Redeemed	(23,923)	(1,352)	(1,216)	(8,878)	(1,748)	(132,244)	(745)	(1,556)		(4,162)	(4,401)	(4,371)
Net Increase (Decrease)	$25,762	$(456)	$1,981	$6,417	$86	$221,618	$820	$100	$(699	) $	743	$7,280
Shares:
Sold	1,182	13	178	872	79	7,590	79	79	108		291	423
Reinvested	3,560	81	144	642	91	25,130	73	78	204		172	648
Redeemed	(2,223)	(137)	(120)	(865)	(156)	(12,113)	(72)	(149)		(367)	(399)	(394)
Net Increase (Decrease)	2,519	(43)	202	649	14	20,607	80	8		(55)	64	677
Year Ended October 31, 2013
Dollars:
Sold	$20,145	$82	$2,858	$8,594	$10,762	$697,281	$1,071	$1,947	$2,432		$5,731	$18,858
Reinvested	344	–	–	113	57	13,604	–	–	12		38	587
Redeemed	(46,388)	(3,518)	(2,183)	(10,861)	(3,912)	(593,230)	(4,861)	(5,131)		(11,630)	(5,166)	(106,812)
Net Increase (Decrease)	$(25,899)	$(3,436)	$675	$(2,154)	$6,907	$117,655	$(3,790)	$(3,184)	$(9,186	) $	603	$(87,367)
Shares:
Sold	2,063	10	303	908	1,168	67,195	113	202	235		565	1,849
Reinvested	39	–	–	13	6	1,505	–	–	1		4	65
Redeemed	(4,800)	(392)	(240)	(1,158)	(406)	(58,772)	(519)	(541)		(1,138)	(498)	(10,556)
Net Increase (Decrease)	(2,698)	(382)	63	(237)	768	9,928	(406)	(339)		(902)	71	(8,642)

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$–	$–	$–	$(16)	$(8,226)	$–	$–	$ – $		–	$–
From net realized gain on
investments	(37,387)	(773)	(1,627)	(6,349)	(1,092)	(261,921)	(734)	(799)		(2,238)	(1,869)	(6,975)
Total Dividends and Distributions	$ (37,387)	$(773)	$(1,627)	$(6,349)	$(1,108)	$(270,147)	$(734)	$(799)	$(2,238	) $	(1,869)	$(6,975)
Year Ended October 31, 2013
From net investment
income	$(350)	$–	$–	$(113)	$(67)	$(13,678)	$–	$–	$(12	) $	(38)	$(587)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–		–	–
Total Dividends and Distributions	$(350)	$–	$–	$(113)	$(67)	$(13,678)	$–	$–	$(12	) $	(38)	$(587)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund I

								Period Ended		Year Ended
								April 30, 2014		October 31, 2013
Operations
Net investment income (loss)									$7,448	$22,059
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									409,452	406,373
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(153,043)	1,262,445
		Net Increase (Decrease) in Net Assets Resulting from Operations							263,857	1,690,877

Dividends and Distributions to Shareholders
From net investment income									(10,198)	(25,087)
From net realized gain on investments									(419,282)	(214,462)
					Total Dividends and Distributions				(429,480)	(239,549)

Capital Share Transactions
Net increase (decrease) in capital share transactions									428,051	465,703
				Total Increase (Decrease) in Net Assets					262,428	1,917,031

Net Assets
Beginning of period									6,860,747	4,943,716
End of period (including undistributed net investment income as set forth below)									$7,123,175	$6,860,747
Undistributed (overdistributed) net investment income (loss)									$3,190	$5,940

	Class A	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$4,110	$13,225	$434,077	$899	$7,301	$13,564	$11,900	$46,864
Reinvested	157	6,610	388,891	525	1,349	9,776	6,356	15,808
Redeemed	(329)	(9,740)	(481,564)	(1,357)	(2,352)	(8,793)	(13,336)	(15,890)
Net Increase (Decrease)	$3,938	$10,095	$341,404	$67	$6,298	$14,547	$4,920	$46,782
Shares:
Sold	323	1,173	34,093	77	623	1,121	972	3,776
Reinvested	13	603	31,307	46	120	828	535	1,302
Redeemed	(26)	(867)	(38,025)	(115)	(202)	(730)	(1,104)	(1,287)
Net Increase (Decrease)	310	909	27,375	8	541	1,219	403	3,791
Year Ended October 31, 2013 (a)
Dollars:
Sold	$1,643	$18,887	$723,800	$2,216	$3,151	$45,350	$29,956	$63,541
Reinvested	–	3,303	219,287	280	616	4,562	3,019	8,478
Redeemed	(56)	(15,610)	(552,830)	(1,311)	(4,599)	(19,108)	(15,340)	(53,532)
Net Increase (Decrease)	$1,587	$6,580	$390,257	$1,185	$(832)	$30,804	$17,635	$18,487
Shares:
Sold	141	1,901	66,519	212	319	4,404	2,877	5,770
Reinvested	–	372	21,973	30	68	478	315	867
Redeemed	(5)	(1,606)	(49,888)	(132)	(462)	(1,841)	(1,449)	(5,133)
Net Increase (Decrease)	136	667	38,604	110	(75)	3,041	1,743	1,504

Distributions:
Period Ended April 30, 2014
From net investment income	$–	$–	$(10,198)	$–	$–	$–	$–	$–
From net realized gain on
investments	(159)	(6,612)	(378,697)	(525)	(1,349)	(9,776)	(6,356)	(15,808)
Total Dividends and Distributions	$(159)	$(6,612) $	(388,895)	$(525)	$(1,349)	$(9,776)	$(6,356) $	(15,808)
Year Ended October 31, 2013 (a)
From net investment income	$–	$(56)	$(24,207)	$–	$–	$(83)	$(171)	$(570)
From net realized gain on
investments	–	(3,251)	(195,080)	(280)	(616)	(4,479)	(2,848)	(7,908)
Total Dividends and Distributions	$–	$(3,307) $	(219,287)	$(280)	$(616)	$(4,562)	$(3,019)	$(8,478)

(a)	Period from March 1, 2013, date operations commenced for Class A, through October 31, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														LargeCap Growth Fund II

														Period Ended	Year Ended
														April 30, 2014	October 31, 2013
Operations
Net investment income (loss)														$3,381	$10,964
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														115,822	167,659
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(45,030)	103,065
			Net Increase (Decrease) in Net Assets Resulting from Operations											74,173	281,688

Dividends and Distributions to Shareholders
From net investment income														(8,291)	(10,856)
From net realized gain on investments														(101,948)	(16,846)
									Total Dividends and Distributions					(110,239)	(27,702)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(16,498)	(172,156)
							Total Increase (Decrease) in Net Assets							(52,564)	81,830

Net Assets
Beginning of period														1,262,380	1,180,550
End of period (including undistributed net investment income as set forth below)														$1,209,816	$1,262,380
Undistributed (overdistributed) net investment income (loss)														$1,499	$6,409

	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$1,315		$7,966		$136		$163		$777		$609		$1,006
Reinvested	3,051		103,854		108		261		1,038		469		1,452
Redeemed	(2,300)		(127,786)		(257)		(1,344)		(1,478)		(573)		(4,965)
Net Increase (Decrease)	$2,066		$(15,966	) $	(13	) $	(920	) $	337		$505		$(2,507)
Shares:
Sold	146		779		14		17		82		62		101
Reinvested	346		10,459		11		29		111		49		150
Redeemed	(254)		(12,599)		(26)		(144)		(157)		(58)		(498)
Net Increase (Decrease)	238		(1,361)		(1)		(98)		36		53		(247)
Year Ended October 31, 2013
Dollars:
Sold	$2,897		$26,241		$218		$462		$1,461		$1,303		$9,983
Reinvested	610		26,367		21		50		190		105		355
Redeemed	(5,873)		(208,740)		(1,032)		(930)		(4,029)		(2,414)		(19,401)
Net Increase (Decrease)	$(2,366)		$(156,132)		$(793	) $	(418	) $	(2,378	) $	(1,006	) $	(9,063)
Shares:
Sold	345		2,802		25		54		166		145		1,065
Reinvested	79		3,078		2		6		24		12		42
Redeemed	(707)		(21,848)		(120)		(109)		(465)		(262)		(2,129)
Net Increase (Decrease)	(283)		(15,968)		(93)		(49)		(275)		(105)		(1,022)

Distributions:
Period Ended April 30, 2014
From net investment income	$(112	) $	(8,070	) $	– $		– $		(23	) $	(17	) $	(69)
From net realized gain on
investments	(2,940)		(95,789)		(108)		(261)		(1,015)		(452)		(1,383)
Total Dividends and Distributions	$(3,052) $		(103,859)		$(108	) $	(261	) $	(1,038	) $	(469	) $	(1,452)
Year Ended October 31, 2013
From net investment income	$(154	) $	(10,522	) $	– $		(5	) $	(37	) $	(25	) $	(113)
From net realized gain on
investments	(457)		(15,848)		(21)		(45)		(153)		(80)		(242)
Total Dividends and Distributions	$(611	) $	(26,370	) $	(21	) $	(50	) $	(190	) $	(105	) $	(355)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap S&P 500 Index Fund

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	32,380	$60,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											65,140	35,515
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											205,369	670,382
		Net Increase (Decrease) in Net Assets Resulting from Operations									302,889	766,273

Dividends and Distributions to Shareholders
From net investment income											(58,505)	(52,369)
					Total Dividends and Distributions						(58,505)	(52,369)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(24,525)	180,781
				Total Increase (Decrease) in Net Assets							219,859	894,685

Net Assets
Beginning of period											3,711,217	2,816,532
End of period (including undistributed net investment income as set forth below)											$3,931,076	$3,711,217
Undistributed (overdistributed) net investment income (loss)										$	18,319	$44,444

	Class A	Class C	Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$18,977	$4,724	$29,602	$156,828	$2,003		$3,214		$24,346	$19,653	$44,382
Reinvested	2,829	165	6,021	38,392	145		420		2,629	2,536	5,308
Redeemed	(20,022)	(1,776)	(32,815)	(223,237)	(3,478)		(12,346)		(18,276)	(16,530)	(58,219)
Net Increase (Decrease)	$1,784	$3,113	$2,808	$(28,017)	$(1,330	) $	(8,712	) $	8,699	$5,659	$(8,529)
Shares:
Sold	1,475	373	2,318	12,207	156		249		1,886	1,524	3,409
Reinvested	222	13	476	3,014	11		33		206	198	411
Redeemed	(1,557)	(140)	(2,572)	(17,291)	(270)		(953)		(1,413)	(1,276)	(4,430)
Net Increase (Decrease)	140	246	222	(2,070)	(103)		(671)		679	446	(610)
Year Ended October 31, 2013
Dollars:
Sold	$33,712	$8,063	$54,570	$312,955	$3,366		$7,456		$48,545	$44,948	$90,170
Reinvested	2,443	86	5,619	34,383	188		443		2,673	2,019	4,470
Redeemed	(29,919)	(2,454)	(59,727)	(233,262)	(5,684)		(10,686)		(45,175)	(21,588)	(66,833)
Net Increase (Decrease)	$6,236	$5,695	$462	$114,076	$(2,130	) $	(2,787	) $	6,043	$25,379	$27,807
Shares:
Sold	2,983	708	4,927	28,167	304		667		4,454	4,041	8,094
Reinvested	244	9	566	3,442	19		44		267	201	442
Redeemed	(2,719)	(226)	(5,451)	(20,951)	(510)		(992)		(4,073)	(1,953)	(6,092)
Net Increase (Decrease)	508	491	42	10,658	(187)		(281)		648	2,289	2,444

Distributions:
Period Ended April 30, 2014
From net investment
income	$(2,878)	$(173)	$(6,024)	$(38,392)	$(145	) $	(420	) $	(2,629)	$(2,536)	$(5,308)
From net realized gain on
investments	–	–	–	–	–		–		–	–	–
Total Dividends and Distributions	$(2,878)	$(173)	$(6,024)	$(38,392)	$(145	) $	(420	) $	(2,629)	$(2,536)	$(5,308)
Year Ended October 31, 2013
From net investment
income	$(2,480)	$(88)	$(5,624)	$(34,384)	$(188	) $	(443	) $	(2,673)	$(2,019)	$(4,470)
From net realized gain on
investments	–	–	–	–	–		–		–	–	–
Total Dividends and Distributions	$(2,480)	$(88)	$(5,624)	$(34,384)	$(188	) $	(443	) $	(2,673)	$(2,019)	$(4,470)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap Value Fund

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	25,964		$45,181
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											175,611		337,209
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											52,935		162,013
			Net Increase (Decrease) in Net Assets Resulting from Operations								254,510		544,403

Dividends and Distributions to Shareholders
From net investment income											(43,181)		(38,399)
From net realized gain on investments											(284,484)		–
							Total Dividends and Distributions				(327,665)		(38,399)

Capital Share Transactions
Net increase (decrease) in capital share transactions											304,546		943,708
						Total Increase (Decrease) in Net Assets					231,391		1,449,712

Net Assets
Beginning of period										3,299,447			1,849,735
End of period (including undistributed net investment income as set forth below)										$3,530,838			$3,299,447
Undistributed (overdistributed) net investment income (loss)										$	14,107		$31,324

	Class A		Class B		Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$5,862		$5		$968	$5,021	$112,795	$204	$442	$467	$588	$892
Reinvested	18,636		143		653	6,611	299,062	141	258	359	256	921
Redeemed	(13,132)		(469)		(578)	(5,637)	(126,575)	(233)	(252)	(448)	(700)	(1,714)
Net Increase (Decrease)	$11,366		$(321	) $	1,043	$5,995	$285,282	$112	$448	$378	$144	$99
Shares:
Sold	444		1		74	389	8,622	16	34	36	45	67
Reinvested	1,457		11		52	525	23,402	11	20	28	20	72
Redeemed	(1,000)		(35)		(45)	(437)	(9,692)	(18)	(19)	(35)	(54)	(133)
Net Increase (Decrease)	901		(23)		81	477	22,332	9	35	29	11	6
Year Ended October 31, 2013
Dollars:
Sold	$14,716		$166		$5,077	$16,036	$1,082,848	$299	$1,372	$839	$2,299	$10,903
Reinvested	2,556		4		21	847	34,555	14	25	46	34	234
Redeemed	(23,203)		(1,141)		(1,085)	(12,827)	(177,337)	(199)	(470)	(621)	(2,310)	(9,990)
Net Increase (Decrease)	$(5,931)		$(971	) $	4,013	$4,056	$940,066	$114	$927	$264	$23	$1,147
Shares:
Sold	1,205		13		419	1,348	84,103	26	109	70	190	963
Reinvested	235		–		2	79	3,185	1	2	4	3	21
Redeemed	(1,918)		(94)		(86)	(1,075)	(14,477)	(17)	(40)	(52)	(187)	(804)
Net Increase (Decrease)	(478)		(81)		335	352	72,811	10	71	22	6	180

Distributions:
Period Ended April 30, 2014
From net investment income	$(1,842)	$	– $		(39)	$(638)	$(40,471)	$(9)	$(27)	$(32)	$(26)	$(97)
From net realized gain on
investments	(17,308)		(147)		(648)	(5,974)	(258,591)	(132)	(303)	(327)	(230)	(824)
Total Dividends and Distributions	$ (19,150)		$(147	) $	(687)	$(6,612)	$(299,062)	$(141)	$(330)	$(359)	$(256)	$(921)
Year Ended October 31, 2013
From net investment income	$(2,617)		$(4	) $	(22)	$(848)	$(34,555)	$(14)	$(25)	$(46)	$(34)	$(234)
From net realized gain on
investments	–		–		–	–	–	–	–	–	–	–
Total Dividends and Distributions	$(2,617)		$(4	) $	(22)	$(848)	$(34,555)	$(14)	$(25)	$(46)	$(34)	$(234)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap Value Fund I

											Period Ended	Year Ended
											April 30, 2014	October 31, 2013
Operations
Net investment income (loss)											$2,241	$40,430
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											111,071	471,664
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(87,702)	(38,481)
		Net Increase (Decrease) in Net Assets Resulting from Operations									25,610	473,613

Dividends and Distributions to Shareholders
From net investment income											(26,001)	(45,391)
From net realized gain on investments											(74,744)	–
								Total Dividends and Distributions			(100,745)	(45,391)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(638,063)	(1,711,343)
						Total Increase (Decrease) in Net Assets					(713,198)	(1,283,121)

Net Assets
Beginning of period											912,070	2,195,191
End of period (including undistributed net investment income as set forth below)											$198,872	$912,070
Undistributed (overdistributed) net investment income (loss)											$671	$24,431

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$4,819	$189		$261		$472		$115		$207
Reinvested	94,225	1,383		1,127		1,560		1,535		912
Redeemed	(741,911)	(640)		(741)		(703)		(157)		(716)
Net Increase (Decrease)	$(642,867)	$932		$647		$1,329		$1,493		$403
Shares:
Sold	558	20		30		44		13		24
Reinvested	11,764	171		140		195		193		112
Redeemed	(52,047)	(70)		(68)		(81)		(16)		(83)
Net Increase (Decrease)	(39,725)	121		102		158		190		53
Year Ended October 31, 2013
Dollars:
Sold	$175,632	$677		$467		$497		$332		$7,777
Reinvested	45,071	44		27		41		55		153
Redeemed	(1,927,628)	(2,575)		(632)		(949)		(1,082)		(9,250)
Net Increase (Decrease)	$(1,706,925)	$(1,854	) $	(138	) $	(411	) $	(695	) $	(1,320)
Shares:
Sold	13,806	53		36		39		26		658
Reinvested	3,859	4		2		3		5		13
Redeemed	(141,264)	(194)		(50)		(75)		(89)		(692)
Net Increase (Decrease)	(123,599)	(137)		(12)		(33)		(58)		(21)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(24,387)	$(331	) $	(278	) $	(392	) $	(390	) $	(223)
From net realized gain on
investments	(69,838)	(1,052)		(849)		(1,168)		(1,148)		(689)
Total Dividends and
Distributions	$(94,225)	$(1,383	) $	(1,127	) $	(1,560	) $	(1,538	) $	(912)
Year Ended October 31, 2013
From net investment
income	$(45,071)	$(44	) $	(27	) $	(41	) $	(55	) $	(153)
From net realized gain on
investments	–	–		–		–		–		–
Total Dividends and
Distributions	$(45,071)	$(44	) $	(27	) $	(41	) $	(55	) $	(153)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										LargeCap Value Fund III

										Period Ended	Year Ended
										April 30, 2014	October 31, 2013
Operations
Net investment income (loss)										$18,884	$13,121
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										84,351	90,801
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										97,424	111,501
			Net Increase (Decrease) in Net Assets Resulting from Operations							200,659	215,423

Dividends and Distributions to Shareholders
From net investment income										(15,570)	(17,208)
						Total Dividends and Distributions				(15,570)	(17,208)

Capital Share Transactions
Net increase (decrease) in capital share transactions										656,455	792,176
					Total Increase (Decrease) in Net Assets					841,544	990,391

Net Assets
Beginning of period										1,763,095	772,704
End of period (including undistributed net investment income as set forth below)										$2,604,639	$1,763,095
Undistributed (overdistributed) net investment income (loss)										$12,312	$8,998

	Class J		Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$2,819		$801,185	$243	$214	$1,969	$300		$1,142
Reinvested	185		15,342	–	–	10	16		17
Redeemed	(4,709)		(154,940)	(119)	(2,331)	(1,235)	(914)		(2,739)
Net Increase (Decrease)	$(1,705)		$661,587	$124	$(2,117)	$744	$(598)		$(1,580)
Shares:
Sold	198		57,250	17	15	133	21		79
Reinvested	14		1,086	–	–	1	1		1
Redeemed	(333)		(10,732)	(9)	(165)	(83)	(64)		(188)
Net Increase (Decrease)	(121)		47,604	8	(150)	51	(42)		(108)
Year Ended October 31, 2013
Dollars:
Sold	$5,674		$ 1,371,056	$203	$639	$1,422	$1,427		$10,449
Reinvested	1,161		15,350	29	85	148	97		335
Redeemed	(11,259)		(581,462)	(914)	(2,630)	(3,138)	(2,200)		(14,296)
Net Increase (Decrease)	$(4,424	) $	804,944	$(682)	$(1,906)	$(1,568)	$(676	) $	(3,512)
Shares:
Sold	460		102,904	16	51	111	118		912
Reinvested	106		1,389	3	7	13	9		30
Redeemed	(935)		(44,852)	(75)	(220)	(257)	(174)		(1,116)
Net Increase (Decrease)	(369)		59,441	(56)	(162)	(133)	(47)		(174)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(185	) $	(15,342)	$–	$–	$(10)	$(16	) $	(17)
From net realized gain on
investments	–		–	–	–	–	–		–
Total Dividends and Distributions	$(185	) $	(15,342)	$–	$–	$(10)	$(16	) $	(17)
Year Ended October 31, 2013
From net investment
income	$(1,164	) $	(15,350)	$(29)	$(85)	$(148)	$(97	) $	(335)
From net realized gain on
investments	–		–	–	–	–	–		–
Total Dividends and Distributions	$(1,164	) $	(15,350)	$(29)	$(85)	$(148)	$(97	) $	(335)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											MidCap Fund

											Period Ended			Year Ended
											April 30, 2014			October 31, 2013
Operations
Net investment income (loss)											$		11,911	$	20,318
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											141,447				164,411
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											141,065				1,292,913
				Net Increase (Decrease) in Net Assets Resulting from Operations							294,423				1,477,642

Dividends and Distributions to Shareholders
From net investment income											(10,518)				(40,041)
From net realized gain on investments											(159,328)				(57,420)
								Total Dividends and Distributions			(169,846)				(97,461)

Capital Share Transactions
Net increase (decrease) in capital share transactions											684,405				2,260,384
							Total Increase (Decrease) in Net Assets				808,982				3,640,565

Net Assets
Beginning of period											7,311,173				3,670,608
End of period (including undistributed net investment income as set forth below)											$8,120,155				$7,311,173
Undistributed (overdistributed) net investment income (loss)											$		(5,107)	$	(6,500)

	Class A			Class B		Class C	Class J	Class P	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$202,936			$144		$12,772	$1,615	$395,144	$682,307	$6,930	$5,903		$20,221	$29,238	$55,045
Reinvested	39,608			337		6,130	6,288	25,793	51,356	470	667		3,362	3,588	4,569
Redeemed	(265,081)			(3,078)		(23,671)	(18,920)	(151,531)	(301,819)	(3,001)	(5,497)		(29,747)	(40,732)	(26,941)
Net Increase (Decrease)	$(22,537)			$(2,597)		$(4,769) $	(11,017)	$269,406	$431,844	$4,399	$1,073		$(6,164)	$(7,906)	$32,673
Shares:
Sold	10,091			7		671	83	19,437	33,490	359	304		1,017	1,434	2,725
Reinvested	2,002			18		326	329	1,288	2,556	25	35		172	179	230
Redeemed	(13,199)			(159)		(1,239)	(974)	(7,460)	(14,817)	(156)	(283)		(1,499)	(1,992)	(1,327)
Net Increase (Decrease)	(1,106)			(134)		(242)	(562)	13,265	21,229	228	56		(310)	(379)	1,628
Year Ended October 31, 2013
Dollars:
Sold	$863,981			$579		$178,517	$35,361	$707,274	$1,438,002	$12,913	$23,384		$77,548	$68,211	$114,519
Reinvested	25,868			286		2,350	5,348	12,709	33,991	202	395		1,976	2,310	2,162
Redeemed	(413,722)			(8,757)		(22,310)	(41,363)	(186,332)	(566,559)	(3,537)	(12,167)		(30,323)	(29,950)	(32,482)
Net Increase (Decrease)	$476,127			$(7,892)		$158,557	$(654)	$533,651	$905,434	$9,578	$11,612		$49,201	$40,571	$84,199
Shares:
Sold	49,698			35		10,928	2,172	39,614	81,129	764	1,390		4,494	3,881	6,541
Reinvested	1,655			19		157	354	805	2,148	14	26		128	146	137
Redeemed	(23,698)			(528)		(1,328)	(2,487)	(10,472)	(31,551)	(210)	(709)		(1,761)	(1,687)	(1,841)
Net Increase (Decrease)	27,655			(474)		9,757	39	29,947	51,726	568	707		2,861	2,340	4,837

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$		– $		–	$–	$(2,790)	$(7,502)	$–	$–		$–	$–	$(226)
From net realized gain on
investments	(42,407)			(342)		(7,771)	(6,290)	(27,586)	(62,266)	(470)	(900)		(3,362)	(3,588)	(4,346)
Total Dividends and
Distributions	$(42,407)			$(342	) $	(7,771)	$(6,290)	$(30,376)	$(69,768)	$(470)	$(900	) $	(3,362)	$(3,588)	$(4,572)
Year Ended October 31, 2013
From net investment
income	$(10,317)		$	– $		(869)	$(1,896)	$(5,990)	$(18,191)	$(69)	$(161	) $	(749)	$(907)	$(892)
From net realized gain on
investments	(17,330)			(292)		(2,230)	(3,460)	(7,863)	(21,867)	(133)	(343)		(1,227))	(1,403)	(1,272)
Total Dividends and
Distributions	$(27,647)			$(292	) $	(3,099)	$(5,356) $	(13,853)	$(40,058)	$(202)	$(504	) $	(1,976)	$(2,310)	$(2,164)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													MidCap Growth Fund

													Period Ended	Year Ended
													April 30, 2014	October 31, 2013
Operations
Net investment income (loss)													$(247)	$(259)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													14,573	26,399
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(10,418)	2,126
		Net Increase (Decrease) in Net Assets Resulting from Operations											3,908	28,266

Dividends and Distributions to Shareholders
From net realized gain on investments													(25,928)	(5,431)
								Total Dividends and Distributions					(25,928)	(5,431)

Capital Share Transactions
Net increase (decrease) in capital share transactions													13,772	(5,173)
						Total Increase (Decrease) in Net Assets							(8,248)	17,662

Net Assets
Beginning of period													122,796	105,134
End of period (including undistributed net investment income as set forth below)													$114,548	$122,796
Undistributed (overdistributed) net investment income (loss)													$(247)	$–

	Class J	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$11,084	$30,451		$159		$723		$458		$712		$1,719
Reinvested	7,455	8,929		334		551		739		457		2,980
Redeemed	(6,670)	(38,498)		(429)		(1,159)		(1,531)		(372)		(4,320)
Net Increase (Decrease)	$11,869	$882		$64		$115		$(334	) $	797		$379
Shares:
Sold	1,628	3,690		22		98		57		89		207
Reinvested	1,181	1,202		51		80		103		61		389
Redeemed	(988)	(4,815)		(62)		(154)		(195)		(47)		(527)
Net Increase (Decrease)	1,821	77		11		24		(35)		103		69
Year Ended October 31, 2013
Dollars:
Sold	$7,418	$48,579		$267		$662		$639		$959		$11,034
Reinvested	1,509	1,451		94		137		308		151		762
Redeemed	(6,630)	(45,291)		(670)		(1,228)		(3,326)		(2,056)		(19,942)
Net Increase (Decrease)	$2,297	$4,739		$(309	) $	(429	) $	(2,379	) $	(946	) $	(8,146)
Shares:
Sold	1,020	6,004		38		88		84		119		1,315
Reinvested	242	205		15		20		44		21		105
Redeemed	(944)	(5,777)		(92)		(168)		(435)		(250)		(2,428)
Net Increase (Decrease)	318	432		(39)		(60)		(307)		(110)		(1,008)

Distributions:
Period Ended April 30, 2014
From net investment income	$–	$–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(7,461)	(13,371)		(334)		(586)		(739)		(457)		(2,980)
Total Dividends and Distributions	$(7,461)	$(13,371)		$(334	) $	(586	) $	(739	) $	(457	) $	(2,980)
Year Ended October 31, 2013
From net investment income	$–	$–	$	– $		– $		– $		– $		–
From net realized gain on
investments	(1,510)	(2,466)		(94)		(140)		(308)		(151)		(762)
Total Dividends and Distributions	$(1,510)	$(2,466)		$(94	) $	(140	) $	(308	) $	(151	) $	(762)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											MidCap Growth Fund III

											Period Ended	Year Ended
											April 30, 2014	October 31, 2013
Operations
Net investment income (loss)											$(812)	$(1,091)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											274,055	271,936
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(215,949)	145,364
		Net Increase (Decrease) in Net Assets Resulting from Operations									57,294	416,209

Dividends and Distributions to Shareholders
From net investment income											–	(4,487)
From net realized gain on investments											(265,877)	(30,823)
						Total Dividends and Distributions					(265,877)	(35,310)

Capital Share Transactions
Net increase (decrease) in capital share transactions											140,400	(292,053)
				Total Increase (Decrease) in Net Assets							(68,183)	88,846

Net Assets
Beginning of period											1,523,940	1,435,094
End of period (including undistributed net investment income as set forth below)											$1,455,757	$1,523,940
Undistributed (overdistributed) net investment income (loss)											$(808)	$4

	Class J	Institutional	R-1	R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$3,369	$34,508	$307	$379		$751		$1,098		$1,849
Reinvested	7,400	244,892	629	1,114		3,804		4,572		3,464
Redeemed	(3,924)	(140,209)	(393)	(1,477)		(4,644)		(6,911)		(10,178)
Net Increase (Decrease)	$6,845	$139,191	$543	$16		$(89	) $	(1,241	) $	(4,865)
Shares:
Sold	295	2,745	27	31		62		90		147
Reinvested	702	20,648	58	101		328		390		288
Redeemed	(357)	(11,269)	(33)	(124)		(376)		(559)		(808)
Net Increase (Decrease)	640	12,124	52	8		14		(79)		(373)
Year Ended October 31, 2013
Dollars:
Sold	$5,061	$130,416	$634	$1,182		$1,923		$3,947		$11,059
Reinvested	697	32,757	82	137		507		501		629
Redeemed	(6,107)	(418,603)	(1,807)	(2,867)		(9,157)		(8,198)		(34,846)
Net Increase (Decrease)	$(349)	$ (255,430)	$(1,091)	$(1,548)		$(6,727	) $	(3,750)		$ (23,158)
Shares:
Sold	447	10,893	55	106		163		318		849
Reinvested	70	3,000	8	13		47		46		57
Redeemed	(557)	(33,684)	(165)	(253)		(783)		(685)		(2,830)
Net Increase (Decrease)	(40)	(19,791)	(102)	(134)		(573)		(321)		(1,924)

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$–	$–	$–	$	– $		– $		–
From net realized gain on
investments	(7,402)	(244,892)	(629)	(1,114)		(3,804)		(4,572)		(3,464)
Total Dividends and Distributions	$(7,402)	$(244,892)	$(629)	$(1,114)		$(3,804	) $	(4,572	) $	(3,464)
Year Ended October 31, 2013
From net investment
income	$–	$(4,481)	$–	$–	$	– $		– $		(6)
From net realized gain on
investments	(697)	(28,276)	(82)	(137)		(507)		(501)		(623)
Total Dividends and Distributions	$(697)	$(32,757)	$(82)	$(137)		$(507	) $	(501	) $	(629)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap S&P 400 Index Fund

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$4,977	$8,118
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								19,583	29,205
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								28,551	169,499
		Net Increase (Decrease) in Net Assets Resulting from Operations						53,111	206,822

Dividends and Distributions to Shareholders
From net investment income								(7,694)	(6,534)
From net realized gain on investments								(29,858)	(19,392)
					Total Dividends and Distributions			(37,552)	(25,926)

Capital Share Transactions
Net increase (decrease) in capital share transactions								109,059	155,679
				Total Increase (Decrease) in Net Assets				124,618	336,575

Net Assets
Beginning of period								913,001	576,426
End of period (including undistributed net investment income as set forth below)								$1,037,619	$913,001
Undistributed (overdistributed) net investment income (loss)								$2,810	$5,527

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$11,172	$95,888	$9,654	$2,875	$14,272	$30,006	$36,065
Reinvested	2,941	16,467	739	721	4,315	4,191	7,256
Redeemed	(7,521)	(42,611)	(3,211)	(3,495)	(28,986)	(11,312)	(30,367)
Net Increase (Decrease)	$6,592	$69,744	$7,182	$101	$(10,399)	$22,885	$12,954
Shares:
Sold	604	5,086	516	150	746	1,576	1,865
Reinvested	162	889	40	38	230	223	383
Redeemed	(408)	(2,268)	(172)	(183)	(1,526)	(593)	(1,582)
Net Increase (Decrease)	358	3,707	384	5	(550)	1,206	666
Year Ended October 31, 2013
Dollars:
Sold	$23,318	$133,313	$4,484	$5,427	$48,078	$32,635	$58,439
Reinvested	2,031	11,401	372	620	3,518	2,425	4,913
Redeemed	(14,125)	(73,072)	(4,812)	(8,026)	(27,287)	(17,012)	(30,961)
Net Increase (Decrease)	$11,224	$71,642	$44	$(1,979)	$24,309	$18,048	$32,391
Shares:
Sold	1,399	8,088	273	329	2,823	1,962	3,462
Reinvested	139	767	25	42	234	161	324
Redeemed	(866)	(4,376)	(296)	(485)	(1,627)	(1,012)	(1,855)
Net Increase (Decrease)	672	4,479	2	(114)	1,430	1,111	1,931

Distributions:
Period Ended April 30, 2014
From net investment
income	$(501)	$(4,154)	$(95)	$(65)	$(582)	$(811)	$(1,486)
From net realized gain on
investments	(2,442)	(13,233)	(644)	(656)	(3,733)	(3,380)	(5,770)
Total Dividends and Distributions	$(2,943)	$(17,387)	$(739)	$(721)	$(4,315)	$(4,191)	$(7,256)
Year Ended October 31, 2013
From net investment
income	$(431)	$(3,464)	$(47)	$(83)	$(692)	$(574)	$(1,243)
From net realized gain on
investments	(1,600)	(8,583)	(325)	(537)	(2,826)	(1,851)	(3,670)
Total Dividends and Distributions	$(2,031)	$(12,047)	$(372)	$(620)	$(3,518)	$(2,425)	$(4,913)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund I

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$3,946	$13,430
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								127,926	354,326
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								2,483	76,675
		Net Increase (Decrease) in Net Assets Resulting from Operations						134,355	444,431

Dividends and Distributions to Shareholders
From net investment income								(8,952)	(20,031)
From net realized gain on investments								(333,291)	–
					Total Dividends and Distributions			(342,243)	(20,031)

Capital Share Transactions
Net increase (decrease) in capital share transactions								280,913	(535,616)
				Total Increase (Decrease) in Net Assets				73,025	(111,216)

Net Assets
Beginning of period								1,510,314	1,621,530
End of period (including undistributed net investment income as set forth below)								$1,583,339	$1,510,314
Undistributed (overdistributed) net investment income (loss)								$1,037	$6,043

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$4,029	$41,997	$768	$888	$3,018	$3,315	$15,482
Reinvested	14,949	287,049	1,485	3,229	8,853	8,235	18,117
Redeemed	(4,975)	(97,646)	(893)	(2,601)	(5,626)	(6,996)	(11,764)
Net Increase (Decrease)	$14,003	$231,400	$1,360	$1,516	$6,245	$4,554	$21,835
Shares:
Sold	260	2,674	51	58	197	210	896
Reinvested	1,019	19,370	103	224	606	562	1,231
Redeemed	(318)	(5,978)	(57)	(160)	(363)	(458)	(774)
Net Increase (Decrease)	961	16,066	97	122	440	314	1,353
Year Ended October 31, 2013
Dollars:
Sold	$6,659	$143,537	$1,696	$3,151	$7,686	$9,011	$25,138
Reinvested	389	18,425	22	70	215	257	638
Redeemed	(9,096)	(682,638)	(3,050)	(6,558)	(10,342)	(9,434)	(31,392)
Net Increase (Decrease)	$(2,048)	$(520,676)	$(1,332)	$(3,337)	$(2,441)	$(166)	$(5,616)
Shares:
Sold	404	9,076	106	198	481	567	1,619
Reinvested	27	1,270	2	5	15	17	44
Redeemed	(567)	(42,274)	(190)	(421)	(642)	(589)	(1,967)
Net Increase (Decrease)	(136)	(31,928)	(82)	(218)	(146)	(5)	(304)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(170)	$(8,261)	$–	$–	$(51)	$(117)	$(353)
From net realized gain on
investments	(14,785)	(279,080)	(1,485)	(3,257)	(8,802)	(8,118)	(17,764)
Total Dividends and Distributions	$ (14,955)	$ (287,341)	$(1,485)	$(3,257)	$(8,853)	$(8,235)	$(18,117)
Year Ended October 31, 2013
From net investment
income	$(390)	$(18,439)	$(22)	$(70)	$(215)	$(257)	$(638)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$(390)	$(18,439)	$(22)	$(70)	$(215)	$(257)	$(638)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund III

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$5,361	$6,404
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								34,022	29,578
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								25,291	93,123
		Net Increase (Decrease) in Net Assets Resulting from Operations						64,674	129,105

Dividends and Distributions to Shareholders
From net investment income								(8,655)	(1,226)
From net realized gain on investments								(22,025)	–
					Total Dividends and Distributions			(30,680)	(1,226)

Capital Share Transactions
Net increase (decrease) in capital share transactions								52,187	542,115
				Total Increase (Decrease) in Net Assets				86,181	669,994

Net Assets
Beginning of period								765,262	95,268
End of period (including undistributed net investment income as set forth below)								$851,443	$765,262
Undistributed (overdistributed) net investment income (loss)								$2,680	$5,974

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$5,034	$62,578	$284	$434	$2,186	$5,083	$4,159
Reinvested	3,967	25,826	16	51	170	166	466
Redeemed	(7,047)	(47,640)	(97)	(427)	(885)	(329)	(1,808)
Net Increase (Decrease)	$1,954	$40,764	$203	$58	$1,471	$4,920	$2,817
Shares:
Sold	276	3,273	15	23	118	276	226
Reinvested	222	1,370	1	3	9	9	26
Redeemed	(387)	(2,465)	(5)	(24)	(48)	(18)	(98)
Net Increase (Decrease)	111	2,178	11	2	79	267	154
Year Ended October 31, 2013
Dollars:
Sold	$6,810	$563,716	$93	$330	$2,233	$2,460	$11,167
Reinvested	945	30	2	7	29	21	186
Redeemed	(11,563)	(21,990)	(65)	(315)	(964)	(292)	(10,725)
Net Increase (Decrease)	$(3,808)	$541,756	$30	$22	$1,298	$2,189	$628
Shares:
Sold	432	35,063	6	22	144	161	774
Reinvested	68	2	–	1	2	2	13
Redeemed	(751)	(1,290)	(4)	(21)	(66)	(19)	(655)
Net Increase (Decrease)	(251)	33,775	2	2	80	144	132

Distributions:
Period Ended April 30, 2014
From net investment income	$(879)	$(7,581)	$(2)	$(9)	$(35)	$(40)	$(109)
From net realized gain on
investments	(3,089)	(18,262)	(14)	(42)	(135)	(126)	(357)
Total Dividends and Distributions	$(3,968)	$(25,843)	$(16)	$(51)	$(170)	$(166)	$(466)
Year Ended October 31, 2013
From net investment income	$(945)	$(36)	$(2)	$(7)	$(29)	$(21)	$(186)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$(945)	$(36)	$(2)	$(7)	$(29)	$(21)	$(186)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Money Market Fund

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$2	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								215	149
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations					217	149

Capital Share Transactions
Net increase (decrease) in capital share transactions								(79,712)	12,653
						Total Increase (Decrease) in Net Assets		(79,495)	12,802

Net Assets
Beginning of period								1,136,583	1,123,781
End of period (including undistributed net investment income as set forth below)								$1,057,088	$1,136,583
Undistributed (overdistributed) net investment income (loss)								$–	$(2)

	Class A		Class B		Class C	Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$223,024		$352		$5,617	$55,009	$114,251
Redeemed	(257,273)		(2,448)		(11,140)	(76,043)	(131,061)
Net Increase (Decrease)	$(34,249)		$(2,096	) $	(5,523)	$(21,034)	$(16,810)
Shares:
Sold	223,026		351		5,617	55,009	114,252
Redeemed	(257,274)		(2,448)		(11,140)	(76,043)	(131,061)
Net Increase (Decrease)	(34,248)		(2,097)		(5,523)	(21,034)	(16,809)
Year Ended October 31, 2013
Dollars:
Sold	$598,551		$2,350		$26,882	$180,552	$578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	$14,406		$(5,880	) $	3,910	$(4,078)	$4,295
Shares:
Sold	598,551		2,350		26,881	180,552	578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	14,406		(5,880)		3,909	(4,078)	4,295

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$	– $		–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and
Distributions	$–	$	– $		–	$–	$–
Year Ended October 31, 2013
From net investment
income	$–	$	– $		–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and
Distributions	$–	$	– $		–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Overseas Fund

							Period Ended	Year Ended
							April 30, 2014	October 31, 2013
Operations
Net investment income (loss)							$27,136	$44,833
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							85,760	103,465
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							33,594	284,732
		Net Increase (Decrease) in Net Assets Resulting from Operations					146,490	433,030

Dividends and Distributions to Shareholders
From net investment income							(43,828)	(37,311)
From net realized gain on investments							(103,817)	–
					Total Dividends and Distributions		(147,645)	(37,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions							363,519	178,278
				Total Increase (Decrease) in Net Assets			362,364	573,997

Net Assets
Beginning of period							2,281,974	1,707,977
End of period (including undistributed net investment income as set forth below)							$2,644,338	$2,281,974
Undistributed (overdistributed) net investment income (loss)							$22,538	$39,230

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$321,275	$–	$–	$71	$53	$40
Reinvested	147,566	1	1	11	30	36
Redeemed	(105,493)	–	–	(8)	(1)	(63)
Net Increase (Decrease)	$363,348	$1	$1	$74	$82	$13
Shares:
Sold	27,233	–	–	6	4	3
Reinvested	12,747	–	–	1	3	3
Redeemed	(8,941)	–	–	(1)	–	(5)
Net Increase (Decrease)	31,039	–	–	6	7	1
Year Ended October 31, 2013
Dollars:
Sold	$390,888	$–	$–	$159	$410	$651
Reinvested	37,298	–	–	–	–	12
Redeemed	(250,936)	–	–	(14)	(5)	(185)
Net Increase (Decrease)	$177,250	$–	$–	$145	$405	$478
Shares:
Sold	36,379	–	–	14	38	66
Reinvested	3,621	–	–	–	–	1
Redeemed	(23,064)	–	–	(1)	–	(18)
Net Increase (Decrease)	16,936	–	–	13	38	49

Distributions:
Period Ended April 30, 2014
From net investment income	$(43,807)	$–	$–	$(3)	$(8)	$(10)
From net realized gain on
investments	(103,759)	(1)	(1)	(8)	(22)	(26)
Total Dividends and Distributions	$ (147,566)	$(1)	$(1)	$(11)	$(30)	$(36)
Year Ended October 31, 2013
From net investment income	$(37,299)	$–	$–	$–	$–	$(12)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions	$(37,299)	$–	$–	$–	$–	$(12)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal Capital Appreciation Fund

											Period Ended		Year Ended
											April 30, 2014		October 31, 2013
Operations
Net investment income (loss)											$	13,343		$28,199
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												37,593		58,459
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												124,102		414,442
			Net Increase (Decrease) in Net Assets Resulting from Operations									175,038		501,100

Dividends and Distributions to Shareholders
From net investment income												(22,458)		(26,749)
From net realized gain on investments												(48,623)		(20,351)
								Total Dividends and Distributions				(71,081)		(47,100)

Capital Share Transactions
Net increase (decrease) in capital share transactions												25,708		32,293
							Total Increase (Decrease) in Net Assets					129,665		486,293

Net Assets
Beginning of period											2,249,428			1,763,135
End of period (including undistributed net investment income as set forth below)											$2,379,093			$2,249,428
Undistributed (overdistributed) net investment income (loss)											$	8,708		$17,823

	Class A		Class B		Class C		Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$40,108		$62		$6,018		$3,588	$28,804	$571	$348	$1,319	$1,163	$7,306
Reinvested	21,096		777		1,009		626	44,739	37	60	572	479	961
Redeemed	(50,909)		(9,702)		(4,261)		(2,400)	(57,566)	(399)	(364)	(1,161)	(4,687)	(2,486)
Net Increase (Decrease)	$10,295		$(8,863	) $	2,766		$1,814	$15,977	$209	$44	$730	$(3,045)	$5,781
Shares:
Sold	745		1		134		66	537	11	7	25	22	136
Reinvested	399		18		23		12	834	1	1	11	9	18
Redeemed	(951)		(214)		(96)		(44)	(1,063)	(8)	(7)	(22)	(88)	(47)
Net Increase (Decrease)	193		(195)		61		34	308	4	1	14	(57)	107
Year Ended October 31, 2013
Dollars:
Sold	$63,018		$275		$9,262		$6,233	$190,747	$479	$766	$9,118	$5,544	$10,798
Reinvested	13,903		610		499		344	30,059	37	43	347	256	481
Redeemed	(86,635)		(15,747)		(5,887)		(3,772)	(187,204)	(1,279)	(877)	(3,283)	(2,060)	(3,782)
Net Increase (Decrease)	$(9,714)		$(14,862)		$3,874		$2,805	$33,602	$(763)	$(68)	$6,182	$3,740	$7,497
Shares:
Sold	1,349		7		233		132	3,863	11	17	204	117	228
Reinvested	329		17		14		8	704	1	1	8	6	11
Redeemed	(1,878)		(405)		(152)		(82)	(3,992)	(28)	(19)	(71)	(43)	(82)
Net Increase (Decrease)	(200)		(381)		95		58	575	(16)	(1)	141	80	157

Distributions:
Period Ended April 30, 2014
From net investment income	$(5,774)	$	– $		(133)		$(227)	$(15,740)	$(3)	$(10)	$(137)	$(134)	$(300)
From net realized gain on
investments	(15,865)		(795)		(933)		(477)	(29,028)	(34)	(50)	(435)	(345)	(661)
Total Dividends and Distributions	$ (21,639)		$(795	) $	(1,066)		$(704)	$(44,768)	$(37)	$(60)	$(572)	$(479)	$(961)
Year Ended October 31, 2013
From net investment income	$(7,478)		$(107	) $	(193	) $	(221)	$(18,112)	$(16)	$(20)	$(188)	$(142)	$(272)
From net realized gain on
investments	(6,837)		(520)		(339)		(163)	(11,966)	(21)	(23)	(159)	(114)	(209)
Total Dividends and Distributions	$ (14,315)		$(627	) $	(532)		$(384)	$(30,078)	$(37)	$(43)	$(347)	$(256)	$(481)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Principal LifeTime 2010 Fund

															Period Ended		Year Ended
															April 30, 2014		October 31, 2013
Operations
Net investment income (loss)																$24,942	$38,308
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																43,314	24,080
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																(8,089)	109,666
			Net Increase (Decrease) in Net Assets Resulting from Operations													60,167	172,054

Dividends and Distributions to Shareholders
From net investment income																(31,301)	(39,103)
									Total Dividends and Distributions							(31,301)	(39,103)

Capital Share Transactions
Net increase (decrease) in capital share transactions																(30,999)	(175,926)
							Total Increase (Decrease) in Net Assets									(2,133)	(42,975)

Net Assets
Beginning of period																1,667,691	1,710,666
End of period (including undistributed net investment income as set forth below)																$1,665,558	$1,667,691
Undistributed (overdistributed) net investment income (loss)																$3,546	$9,905

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$4,096		$21,374		$31,318		$646		$1,036		$10,678		$5,269		$7,692
Reinvested	725		4,074		21,842		196		246		1,143		1,121		1,925
Redeemed	(3,764)		(21,189)		(75,310)		(3,139)		(4,223)		(12,334)		(9,658)		(14,763)
Net Increase (Decrease)	$1,057		$4,259		$(22,150	) $	(2,297	) $	(2,941	) $	(513	) $	(3,268	) $	(5,146)
Shares:
Sold	310		1,627		2,371		49		79		817		402		587
Reinvested	55		312		1,668		15		19		88		86		148
Redeemed	(285)		(1,611)		(5,713)		(240)		(323)		(942)		(735)		(1,124)
Net Increase (Decrease)	80		328		(1,674)		(176)		(225)		(37)		(247)		(389)
Year Ended October 31, 2013
Dollars:
Sold	$8,710		$41,639		$55,620		$1,405		$2,443		$17,398		$13,737		$25,035
Reinvested	765		4,571		27,792		300		392		1,442		1,310		2,520
Redeemed	(8,818)		(42,973)		(227,056)		(5,323)		(9,829)		(28,575)		(20,597)		(37,834)
Net Increase (Decrease)	$657		$3,237		$ (143,644)		$(3,618	) $	(6,994	) $	(9,735	) $	(5,550)		$(10,279)
Shares:
Sold	692		3,352		4,466		114		197		1,397		1,111		2,014
Reinvested	63		381		2,309		25		33		121		109		210
Redeemed	(701)		(3,443)		(18,203)		(430)		(798)		(2,313)		(1,667)		(3,041)
Net Increase (Decrease)	54		290		(11,428)		(291)		(568)		(795)		(447)		(817)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(729	) $	(4,076	) $	(21,865	) $	(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions	$(729	) $	(4,076	) $	(21,865	) $	(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
Year Ended October 31, 2013
From net investment
income	$(770	) $	(4,576	) $	(27,793	) $	(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions	$(770	) $	(4,576	) $	(27,793	) $	(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2015 Fund

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$15,832	$18,326
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								26,979	33,689
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(2,888)	58,938
		Net Increase (Decrease) in Net Assets Resulting from Operations						39,923	110,953

Dividends and Distributions to Shareholders
From net investment income								(18,204)	(17,745)
From net realized gain on investments								(33,635)	(17,433)
						Total Dividends and Distributions		(51,839)	(35,178)

Capital Share Transactions
Net increase (decrease) in capital share transactions								54,814	127,723
					Total Increase (Decrease) in Net Assets			42,898	203,498

Net Assets
Beginning of period								997,542	794,044
End of period (including undistributed net investment income as set forth below)								$1,040,440	$997,542
Undistributed (overdistributed) net investment income (loss)								$1,582	$3,954

	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$52,543	$954		$2,445	$15,200	$7,732	$10,436
Reinvested	38,924	749		591	4,026	3,163	4,386
Redeemed	(52,493)	(3,380)		(2,028)	(10,845)	(4,612)	(12,977)
Net Increase (Decrease)	$38,974	$(1,677	) $	1,008	$8,381	$6,283	$1,845
Shares:
Sold	4,789	89		227	1,416	712	970
Reinvested	3,595	71		56	379	296	409
Redeemed	(4,813)	(318)		(187)	(1,016)	(428)	(1,202)
Net Increase (Decrease)	3,571	(158)		96	779	580	177
Year Ended October 31, 2013
Dollars:
Sold	$134,844	$2,027		$2,901	$30,201	$13,497	$29,078
Reinvested	26,451	577		532	2,645	2,151	2,822
Redeemed	(62,491)	(3,237)		(4,291)	(23,137)	(9,991)	(16,856)
Net Increase (Decrease)	$98,804	$(633	) $	(858)	$9,709	$5,657	$15,044
Shares:
Sold	12,898	198		279	2,919	1,303	2,784
Reinvested	2,611	58		54	265	214	281
Redeemed	(5,925)	(314)		(416)	(2,233)	(959)	(1,613)
Net Increase (Decrease)	9,584	(58)		(83)	951	558	1,452

Distributions:
Period Ended April 30, 2014
From net investment
income	$(14,206)	$(183	) $	(151)	$(1,182)	$(1,013)	$(1,469)
From net realized gain on
investments	(24,718)	(566)		(440)	(2,844)	(2,150)	(2,917)
Total Dividends and Distributions	$(38,924)	$(749	) $	(591)	$(4,026)	$(3,163)	$(4,386)
Year Ended October 31, 2013
From net investment
income	$(13,702)	$(230	) $	(228)	$(1,177)	$(1,018)	$(1,390)
From net realized gain on
investments	(12,749)	(347)		(304)	(1,468)	(1,133)	(1,432)
Total Dividends and Distributions	$(26,451)	$(577	) $	(532)	$(2,645)	$(2,151)	$(2,822)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2020 Fund

												Period Ended		Year Ended
												April 30, 2014		October 31, 2013
Operations
Net investment income (loss)													$106,738	$124,655
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													209,289	211,144
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(45,908)	531,150
		Net Increase (Decrease) in Net Assets Resulting from Operations											270,119	866,949

Dividends and Distributions to Shareholders
From net investment income													(118,013)	(124,847)
From net realized gain on investments													(65,974)	–
						Total Dividends and Distributions							(183,987)	(124,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions													202,296	23,505
					Total Increase (Decrease) in Net Assets								288,428	765,607

Net Assets
Beginning of period													6,384,388	5,618,781
End of period (including undistributed net investment income as set forth below)													$6,672,816	$6,384,388
Undistributed (overdistributed) net investment income (loss)												$	6,346	$17,621

	Class A	Class B		Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$14,583	$50		$70,633	$168,197	$3,102		$4,918		$28,383		$14,258	$36,007
Reinvested	3,114	58		21,430	129,850	1,165		1,740		7,295		7,117	12,001
Redeemed	(16,049)	(812)		(50,153)	(144,405)	(7,906)		(9,791)		(21,947)		(33,153)	(37,389)
Net Increase (Decrease)	$1,648	$(704	) $	41,910	$153,642	$(3,639	) $	(3,133	) $	13,731	$	(11,778)	$10,619
Shares:
Sold	1,012	4		4,962	11,739	218		346		2,006		1,005	2,540
Reinvested	218	4		1,513	9,131	83		123		517		504	847
Redeemed	(1,119)	(56)		(3,525)	(10,105)	(557)		(692)		(1,554)		(2,344)	(2,620)
Net Increase (Decrease)	111	(48)		2,950	10,765	(256)		(223)		969		(835)	767
Year Ended October 31, 2013
Dollars:
Sold	$20,090	$156		$130,182	$306,456	$5,211		$10,207		$50,883		$53,603	$67,390
Reinvested	1,987	49		13,476	90,374	910		1,211		4,674		4,112	8,043
Redeemed	(17,185)	(2,706)		(106,907)	(411,481)	(18,281)		(19,882)		(61,714)		(36,750)	(70,603)
Net Increase (Decrease)	$4,892	$(2,501	) $	36,751	$(14,651)	$(12,160)		$(8,464	) $	(6,157)		$20,965	$4,830
Shares:
Sold	1,501	11		9,857	23,058	396		778		3,842		4,064	5,049
Reinvested	157	4		1,071	7,161	72		96		373		328	639
Redeemed	(1,282)	(202)		(8,044)	(31,230)	(1,382)		(1,511)		(4,687)		(2,772)	(5,365)
Net Increase (Decrease)	376	(187)		2,884	(1,011)	(914)		(637)		(472)		1,620	323

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,908)	$(19)		$(13,256)	$(85,225)	$(573	) $	(939	) $	(4,230)		$(4,347)	$(7,516)
From net realized gain on
investments	(1,219)	(39)		(8,179)	(44,824)	(592)		(801)		(3,065)		(2,770)	(4,485)
Total Dividends and
Distributions	$(3,127)	$(58	) $	(21,435)	$(130,049)	$(1,165	) $	(1,740	) $	(7,295)		$(7,117)	$(12,001)
Year Ended October 31, 2013
From net investment
income	$(1,989)	$(50)		$(13,484)	$(90,374)	$(910	) $	(1,211	) $	(4,674)		$(4,112)	$(8,043)
From net realized gain on
investments	–	–		–	–	–		–		–		–	–
Total Dividends and
Distributions	$(1,989)	$(50)		$(13,484)	$(90,374)	$(910	) $	(1,211	) $	(4,674)		$(4,112)	$(8,043)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2025 Fund

							Period Ended	Year Ended
							April 30, 2014	October 31, 2013
Operations
Net investment income (loss)							$25,081	$23,835
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							46,891	55,542
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(7,524)	115,976
		Net Increase (Decrease) in Net Assets Resulting from Operations					64,448	195,353

Dividends and Distributions to Shareholders
From net investment income							(27,138)	(22,398)
From net realized gain on investments							(55,477)	(21,726)
					Total Dividends and Distributions		(82,615)	(44,124)

Capital Share Transactions
Net increase (decrease) in capital share transactions							184,159	270,437
				Total Increase (Decrease) in Net Assets			165,992	421,666

Net Assets
Beginning of period							1,439,874	1,018,208
End of period (including undistributed net investment income as set forth below)							$1,605,866	$1,439,874
Undistributed (overdistributed) net investment income (loss)							$1,364	$3,421

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$110,082	$1,752	$4,348	$25,501	$12,842	$16,333
Reinvested	62,167	931	1,009	6,943	4,151	7,414
Redeemed	(34,982)	(3,706)	(1,428)	(9,898)	(6,496)	(12,804)
Net Increase (Decrease)	$137,267	$(1,023)	$3,929	$22,546	$10,497	$10,943
Shares:
Sold	9,723	158	392	2,290	1,143	1,460
Reinvested	5,563	85	92	631	375	667
Redeemed	(3,095)	(337)	(129)	(895)	(585)	(1,145)
Net Increase (Decrease)	12,191	(94)	355	2,026	933	982
Year Ended October 31, 2013
Dollars:
Sold	$221,306	$2,666	$4,811	$38,050	$21,475	$34,540
Reinvested	33,348	585	650	3,508	2,115	3,918
Redeemed	(50,515)	(3,175)	(5,341)	(17,332)	(9,911)	(10,261)
Net Increase (Decrease)	$204,139	$76	$120	$24,226	$13,679	$28,197
Shares:
Sold	20,834	252	454	3,609	2,026	3,244
Reinvested	3,284	59	65	349	210	387
Redeemed	(4,720)	(301)	(506)	(1,631)	(933)	(965)
Net Increase (Decrease)	19,398	10	13	2,327	1,303	2,666

Distributions:
Period Ended April 30, 2014
From net investment
income	$(21,147)	$(215)	$(252)	$(1,945)	$(1,252)	$(2,327)
From net realized gain on
investments	(41,020)	(716)	(757)	(4,998)	(2,899)	(5,087)
Total Dividends and Distributions	$(62,167)	$(931)	$(1,009)	$(6,943)	$(4,151)	$(7,414)
Year Ended October 31, 2013
From net investment
income	$(17,343)	$(235)	$(280)	$(1,597)	$(1,005)	$(1,938)
From net realized gain on
investments	(16,005)	(350)	(370)	(1,911)	(1,110)	(1,980)
Total Dividends and Distributions	$(33,348)	$(585)	$(650)	$(3,508)	$(2,115)	$(3,918)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2030 Fund

												Period Ended		Year Ended
												April 30, 2014		October 31, 2013
Operations
Net investment income (loss)													$107,368	$116,057
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													241,819	198,649
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(65,857)	664,474
		Net Increase (Decrease) in Net Assets Resulting from Operations											283,330	979,180

Dividends and Distributions to Shareholders
From net investment income													(116,319)	(112,077)
From net realized gain on investments													(82,514)	–
						Total Dividends and Distributions							(198,833)	(112,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions													285,772	113,024
					Total Increase (Decrease) in Net Assets								370,269	980,127

Net Assets
Beginning of period													6,225,409	5,245,282
End of period (including undistributed net investment income as set forth below)													$6,595,678	$6,225,409
Undistributed (overdistributed) net investment income (loss)												$	3,627	$12,578

	Class A	Class B		Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$13,754	$2		$75,557	$212,214	$2,512		$5,534		$20,288		$13,699	$38,088
Reinvested	3,119	75		26,421	138,868	1,116		1,907		7,360		7,168	12,515
Redeemed	(13,734)	(442)		(45,111)	(125,428)	(5,942)		(11,505)		(21,101)		(35,889)	(35,273)
Net Increase (Decrease)	$3,139	$(365	) $	56,867	$225,654	$(2,314	) $	(4,064	) $	6,547	$	(15,022)	$15,330
Shares:
Sold	944	–		5,217	14,595	174		384		1,405		924	2,643
Reinvested	215	5		1,834	9,618	78		133		512		486	868
Redeemed	(946)	(30)		(3,121)	(8,639)	(414)		(798)		(1,470)		(2,438)	(2,424)
Net Increase (Decrease)	213	(25)		3,930	15,574	(162)		(281)		447		(1,028)	1,087
Year Ended October 31, 2013
Dollars:
Sold	$17,439	$69		$ 152,796	$347,660	$5,594		$11,118		$47,155		$44,555	$70,067
Reinvested	1,619	43		13,246	81,046	706		1,108		3,878		3,520	6,890
Redeemed	(12,701)	(2,135)		(93,821)	(390,217)	(19,779)		(24,161)		(55,082)		(33,813)	(63,776)
Net Increase (Decrease)	$6,357	$(2,023	) $	72,221	$38,489	$(13,479)		$(11,935)		$(4,049)		$14,262	$13,181
Shares:
Sold	1,310	5		11,546	26,209	422		846		3,556		3,297	5,222
Reinvested	129	3		1,061	6,484	57		89		311		275	551
Redeemed	(950)	(159)		(7,050)	(29,706)	(1,494)		(1,849)		(4,176)		(2,477)	(4,845)
Net Increase (Decrease)	489	(151)		5,557	2,987	(1,015)		(914)		(309)		1,095	928

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,728)	$(24)		$(14,799)	$(83,448)	$(489	) $	(911	) $	(3,842)		$(3,955)	$(7,123)
From net realized gain on
investments	(1,398)	(51)		(11,625)	(55,692)	(627)		(998)		(3,518)		(3,213)	(5,392)
Total Dividends and
Distributions	$(3,126)	$(75)		$(26,424)	$(139,140)	$(1,116	) $	(1,909	) $	(7,360)		$(7,168)	$(12,515)
Year Ended October 31, 2013
From net investment
income	$(1,625)	$(43)		$(13,261)	$(81,046)	$(706	) $	(1,108	) $	(3,878)		$(3,520)	$(6,890)
From net realized gain on
investments	–	–		–	–	–		–		–		–	–
Total Dividends and
Distributions	$(1,625)	$(43)		$(13,261)	$(81,046)	$(706	) $	(1,108	) $	(3,878)		$(3,520)	$(6,890)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2035 Fund

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$17,317	$15,325
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								41,127	36,251
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(10,539)	104,319
		Net Increase (Decrease) in Net Assets Resulting from Operations						47,905	155,895

Dividends and Distributions to Shareholders
From net investment income								(18,362)	(14,556)
From net realized gain on investments								(36,213)	(12,300)
						Total Dividends and Distributions		(54,575)	(26,856)

Capital Share Transactions
Net increase (decrease) in capital share transactions								124,233	198,218
					Total Increase (Decrease) in Net Assets			117,563	327,257

Net Assets
Beginning of period								1,001,991	674,734
End of period (including undistributed net investment income as set forth below)								$1,119,554	$1,001,991
Undistributed (overdistributed) net investment income (loss)								$462	$1,507

	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$86,475	$1,457		$2,478	$14,057	$10,388	$13,898
Reinvested	40,820	692		599	4,562	3,008	4,894
Redeemed	(25,628)	(2,804)		(543)	(8,531)	(6,658)	(14,931)
Net Increase (Decrease)	$101,667	$(655	) $	2,534	$10,088	$6,738	$3,861
Shares:
Sold	7,443	128		216	1,228	898	1,212
Reinvested	3,553	61		53	402	264	428
Redeemed	(2,196)	(247)		(47)	(745)	(582)	(1,293)
Net Increase (Decrease)	8,800	(58)		222	885	580	347
Year Ended October 31, 2013
Dollars:
Sold	$150,684	$2,707		$4,008	$26,470	$16,779	$31,052
Reinvested	20,134	457		335	2,177	1,529	2,222
Redeemed	(21,842)	(5,296)		(3,563)	(11,076)	(12,395)	(6,164)
Net Increase (Decrease)	$148,976	$(2,132	) $	780	$17,571	$5,913	$27,110
Shares:
Sold	14,080	257		379	2,476	1,570	2,855
Reinvested	1,988	46		33	217	152	220
Redeemed	(2,013)	(496)		(331)	(1,036)	(1,128)	(569)
Net Increase (Decrease)	14,055	(193)		81	1,657	594	2,506

Distributions:
Period Ended April 30, 2014
From net investment
income	$(14,248)	$(154	) $	(154)	$(1,300)	$(925)	$(1,581)
From net realized gain on
investments	(26,572)	(538)		(445)	(3,262)	(2,083)	(3,313)
Total Dividends and Distributions	$(40,820)	$(692	) $	(599)	$(4,562)	$(3,008)	$(4,894)
Year Ended October 31, 2013
From net investment
income	$(11,175)	$(194	) $	(158)	$(1,065)	$(785)	$(1,179)
From net realized gain on
investments	(8,961)	(263)		(177)	(1,112)	(744)	(1,043)
Total Dividends and Distributions	$(20,136)	$(457	) $	(335)	$(2,177)	$(1,529)	$(2,222)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2040 Fund

											Period Ended		Year Ended
											April 30, 2014		October 31, 2013
Operations
Net investment income (loss)											$	66,713	$68,562
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												169,095	128,711
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(46,908)	496,563
		Net Increase (Decrease) in Net Assets Resulting from Operations										188,900	693,836

Dividends and Distributions to Shareholders
From net investment income												(70,619)	(66,204)
From net realized gain on investments												(96,482)	–
							Total Dividends and Distributions					(167,101)	(66,204)

Capital Share Transactions
Net increase (decrease) in capital share transactions												252,901	101,141
					Total Increase (Decrease) in Net Assets							274,700	728,773

Net Assets
Beginning of period												3,931,657	3,202,884
End of period (including undistributed net investment income as set forth below)												$4,206,357	$3,931,657
Undistributed (overdistributed) net investment income (loss)											$	1,144	$5,050

	Class A	Class B		Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$9,213	$16		$50,505	$154,061	$1,952		$4,116		$15,524	$15,389	$27,745
Reinvested	2,884	100		19,807	118,374	1,166		2,005		5,843	6,455	10,456
Redeemed	(6,047)	(331)		(29,465)	(82,178)		(3,748)	(9,762)		(14,432)	(21,675)	(25,072)
Net Increase (Decrease)	$6,050	$(215	) $	40,847	$190,257	$(630	) $	(3,641	) $	6,935	$169	$13,129
Shares:
Sold	623	1		3,399	10,268	131		278		1,047	1,035	1,873
Reinvested	196	7		1,340	7,954	79		136		397	438	706
Redeemed	(410)	(22)		(1,982)	(5,475)		(253)	(658)		(978)	(1,477)	(1,671)
Net Increase (Decrease)	409	(14)		2,757	12,747		(43)	(244)		466	(4)	908
Year Ended October 31, 2013
Dollars:
Sold	$12,739	$86		$92,643	$266,865	$4,814		$11,500		$29,183	$30,935	$58,164
Reinvested	1,018	35		6,751	48,977	451		730		2,121	2,214	3,900
Redeemed	(9,164)	(1,437)		(51,485)	(269,047)		(15,877)	(13,356)		(37,414)	(28,030)	(46,175)
Net Increase (Decrease)	$4,593	$(1,316	) $	47,909	$46,795	$(10,612	) $	(1,126	) $	(6,110)	$5,119	$15,889
Shares:
Sold	943	6		6,850	19,598	360		862		2,158	2,296	4,209
Reinvested	81	3		533	3,854	36		58		168	175	308
Redeemed	(679)	(107)		(3,778)	(19,975)		(1,175)	(1,001)		(2,770)	(2,042)	(3,435)
Net Increase (Decrease)	345	(98)		3,605	3,477		(779)	(81)		(444)	429	1,082

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,133)	$(20	) $	(7,790)	$(51,815)	$(329	) $	(643	) $	(2,098)	$(2,535)	$(4,256)
From net realized gain on
investments	(1,757)	(80)		(12,019)	(66,559)		(837)	(1,365)		(3,745)	(3,920)	(6,200)
Total Dividends and Distributions	$(2,890)	$(100)		$ (19,809)	$(118,374)	$(1,166	) $	(2,008	) $	(5,843)	$(6,455)	$(10,456)
Year Ended October 31, 2013
From net investment
income	$(1,019)	$(35	) $	(6,757)	$(48,977)	$(451	) $	(730	) $	(2,121)	$(2,214)	$(3,900)
From net realized gain on
investments	–	–		–	–	–		–		–	–	–
Total Dividends and Distributions	$(1,019)	$(35	) $	(6,757)	$(48,977)	$(451	) $	(730	) $	(2,121)	$(2,214)	$(3,900)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2045 Fund

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$9,741	$7,935
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								24,610	19,118
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(5,393)	63,802
		Net Increase (Decrease) in Net Assets Resulting from Operations						28,958	90,855

Dividends and Distributions to Shareholders
From net investment income								(10,241)	(7,459)
From net realized gain on investments								(19,105)	(5,387)
						Total Dividends and Distributions		(29,346)	(12,846)

Capital Share Transactions
Net increase (decrease) in capital share transactions								83,568	134,711
					Total Increase (Decrease) in Net Assets			83,180	212,720

Net Assets
Beginning of period								561,484	348,764
End of period (including undistributed net investment income as set forth below)								$644,664	$561,484
Undistributed (overdistributed) net investment income (loss)								$174	$674

	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$56,141	$908		$1,585	$8,967	$6,955	$9,918
Reinvested	21,253	417		445	2,252	1,459	3,519
Redeemed	(13,063)	(1,628)		(851)	(4,804)	(3,695)	(6,210)
Net Increase (Decrease)	$64,331	$(303	) $	1,179	$6,415	$4,719	$7,227
Shares:
Sold	4,745	79		138	773	594	855
Reinvested	1,818	37		39	196	127	304
Redeemed	(1,102)	(143)		(74)	(416)	(320)	(533)
Net Increase (Decrease)	5,461	(27)		103	553	401	626
Year Ended October 31, 2013
Dollars:
Sold	$100,715	$2,222		$2,792	$14,901	$11,579	$35,265
Reinvested	9,275	269		215	986	1,055	1,046
Redeemed	(10,520)	(3,920)		(1,812)	(6,486)	(20,194)	(2,677)
Net Increase (Decrease)	$99,470	$(1,429	) $	1,195	$9,401	$(7,560)	$33,634
Shares:
Sold	9,332	212		263	1,396	1,089	3,172
Reinvested	917	27		22	99	106	104
Redeemed	(970)	(364)		(170)	(608)	(1,797)	(244)
Net Increase (Decrease)	9,279	(125)		115	887	(602)	3,032

Distributions:
Period Ended April 30, 2014
From net investment
income	$(7,703)	$(97	) $	(123)	$(670)	$(448)	$(1,200)
From net realized gain on
investments	(13,551)	(320)		(322)	(1,582)	(1,011)	(2,319)
Total Dividends and Distributions	$(21,254)	$(417	) $	(445)	$(2,252)	$(1,459)	$(3,519)
Year Ended October 31, 2013
From net investment
income	$(5,518)	$(129	) $	(111)	$(512)	$(592)	$(597)
From net realized gain on
investments	(3,757)	(140)		(104)	(474)	(463)	(449)
Total Dividends and Distributions	$(9,275)	$(269	) $	(215)	$(986)	$(1,055)	$(1,046)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Principal LifeTime 2050 Fund

									Period Ended		Year Ended
									April 30, 2014		October 31, 2013
Operations
Net investment income (loss)									$	32,013	$30,571
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										85,294	61,888
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(21,926)	243,201
		Net Increase (Decrease) in Net Assets Resulting from Operations								95,381	335,660

Dividends and Distributions to Shareholders
From net investment income										(34,006)	(28,890)
From net realized gain on investments										(53,246)	–
						Total Dividends and Distributions				(87,252)	(28,890)

Capital Share Transactions
Net increase (decrease) in capital share transactions										168,241	164,551
					Total Increase (Decrease) in Net Assets					176,370	471,321

Net Assets
Beginning of period										1,864,005	1,392,684
End of period (including undistributed net investment income as set forth below)										$2,040,375	$1,864,005
Undistributed (overdistributed) net investment income (loss)									$	558	$2,551

	Class A	Class B		Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$8,246	$1		$19,658	$104,958	$1,558	$3,335	$10,116	$8,824	$17,334
Reinvested	2,267	33		5,627	65,324	634	1,212	2,893	3,200	6,010
Redeemed	(3,912)	(118)		(8,038)	(50,354)	(1,856)	(3,261)	(7,130)	(8,813)	(9,507)
Net Increase (Decrease)	$6,601	$(84	) $	17,247	$119,928	$336	$1,286	$5,879	$3,211	$13,837
Shares:
Sold	565	–		1,383	7,215	108	232	706	611	1,203
Reinvested	157	2		400	4,534	45	85	203	223	419
Redeemed	(269)	(8)		(568)	(3,475)	(130)	(228)	(497)	(616)	(654)
Net Increase (Decrease)	453	(6)		1,215	8,274	23	89	412	218	968
Year Ended October 31, 2013
Dollars:
Sold	$16,775	$27		$30,074	$199,931	$4,096	$8,191	$17,398	$18,146	$41,499
Reinvested	570	12		1,580	22,575	200	358	842	1,049	1,701
Redeemed	(6,255)	(517)		(15,576)	(109,753)	(9,149)	(5,987)	(13,634)	(20,345)	(19,257)
Net Increase (Decrease)	$11,090	$(478	) $	16,078	$112,753	$(4,853)	$2,562	$4,606	$(1,150)	$23,943
Shares:
Sold	1,279	2		2,335	15,218	317	637	1,324	1,395	3,072
Reinvested	47	1		132	1,849	17	30	69	86	140
Redeemed	(469)	(38)		(1,212)	(8,454)	(702)	(464)	(1,039)	(1,506)	(1,486)
Net Increase (Decrease)	857	(35)		1,255	8,613	(368)	203	354	(25)	1,726

Distributions:
Period Ended April 30, 2014
From net investment income	$(825)	$(5	) $	(1,962)	$(26,336)	$(163)	$(365)	$(956)	$(1,135)	$(2,259)
From net realized gain on
investments	(1,447)	(28)		(3,670)	(39,028)	(471)	(849)	(1,937)	(2,065)	(3,751)
Total Dividends and Distributions	$(2,272)	$(33	) $	(5,632)	$(65,364)	$(634)	$(1,214)	$(2,893)	$(3,200)	$(6,010)
Year Ended October 31, 2013
From net investment income	$(572)	$(12	) $	(1,581)	$(22,575)	$(200)	$(358)	$(842)	$(1,049)	$(1,701)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–
Total Dividends and Distributions	$(572)	$(12	) $	(1,581)	$(22,575)	$(200)	$(358)	$(842)	$(1,049)	$(1,701)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Principal LifeTime 2055 Fund

											Period Ended	Year Ended
											April 30, 2014	October 31, 2013
Operations
Net investment income (loss)											$2,007	$1,420
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											4,963	3,470
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(805)	12,963
		Net Increase (Decrease) in Net Assets Resulting from Operations									6,165	17,853

Dividends and Distributions to Shareholders
From net investment income											(2,093)	(1,334)
From net realized gain on investments											(3,450)	(699)
								Total Dividends and Distributions			(5,543)	(2,033)

Capital Share Transactions
Net increase (decrease) in capital share transactions											27,977	36,160
						Total Increase (Decrease) in Net Assets					28,599	51,980

Net Assets
Beginning of period											113,166	61,186
End of period (including undistributed net investment income as set forth below)											$141,765	$113,166
Undistributed (overdistributed) net investment income (loss)											$25	$111

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$22,742	$379		$442		$2,328		$2,119		$3,467
Reinvested	4,201	63		46		359		325		549
Redeemed	(5,758)	(355)		(234)		(772)		(726)		(1,198)
Net Increase (Decrease)	$21,185	$87		$254		$1,915		$1,718		$2,818
Shares:
Sold	1,902	33		38		198		179		294
Reinvested	355	5		4		31		28		47
Redeemed	(483)	(31)		(20)		(66)		(62)		(101)
Net Increase (Decrease)	1,774	7		22		163		145		240
Year Ended October 31, 2013
Dollars:
Sold	$31,055	$711		$633		$3,694		$3,524		$6,555
Reinvested	1,604	32		21		112		117		147
Redeemed	(7,766)	(677)		(388)		(811)		(1,534)		(869)
Net Increase (Decrease)	$24,893	$66		$266		$2,995		$2,107		$5,833
Shares:
Sold	2,874	68		60		345		329		595
Reinvested	159	3		2		11		12		15
Redeemed	(721)	(63)		(37)		(76)		(138)		(79)
Net Increase (Decrease)	2,312	8		25		280		203		531

Distributions:
Period Ended April 30, 2014
From net investment income	$(1,626)	$(17	) $	(14	) $	(120	) $	(114	) $	(202)
From net realized gain on
investments	(2,575)	(46)		(32)		(239)		(211)		(347)
Total Dividends and Distributions	$(4,201)	$(63	) $	(46	) $	(359	) $	(325	) $	(549)
Year Ended October 31, 2013
From net investment income	$(1,066)	$(18	) $	(13	) $	(68	) $	(74	) $	(95)
From net realized gain on
investments	(538)	(14)		(8)		(44)		(43)		(52)
Total Dividends and Distributions	$(1,604)	$(32	) $	(21	) $	(112	) $	(117	) $	(147)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2060 Fund

								Period Ended	Period Ended
								April 30, 2014	October 31, 2013(a)
Operations
Net investment income (loss)								$17	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								31	1
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								218	50
		Net Increase (Decrease) in Net Assets Resulting from Operations						266	51

Dividends and Distributions to Shareholders
From net investment income								(13)	–
From net realized gain on investments								(2)	–
					Total Dividends and Distributions			(15)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								17,167	738
				Total Increase (Decrease) in Net Assets				17,418	789

Net Assets
Beginning of period								789	–
End of period (including undistributed net investment income as set forth below)								$18,207	$789
Undistributed (overdistributed) net investment income (loss)								$4	$–

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$715	$16,390	$66	$75	$702	$489	$704
Reinvested	13	–	–	–	1	–	–
Redeemed	(129)	(1,743)	(5)	(2)	–	(90)	(19)
Net Increase (Decrease)	$599	$14,647	$61	$73	$703	$399	$685
Shares:
Sold	61	1,398	6	6	60	42	60
Reinvested	1	–	–	–	–	–	–
Redeemed	(11)	(148)	(1)	–	–	(8)	(2)
Net Increase (Decrease)	51	1,250	5	6	60	34	58

Period Ended October 31, 2013(a)
Dollars:
Sold	$655	$11	$10	$10	$68	$10	$10
Redeemed	(33)	–	–	–	(3)	–	–
Net Increase (Decrease)	$622	$11	$10	$10	$65	$10	$10
Shares:
Sold	61	1	1	1	6	1	1
Redeemed	(3)	–	–	–	–	–	–
Net Increase (Decrease)	58	1	1	1	6	1	1

Distributions:
Period Ended April 30, 2014
From net investment income	$(12)	$–	$–	$–	$(1)	$–	$–
From net realized gain on
investments	(2)	–	–	–	–	–	–
Total Dividends and Distributions	$(14)	$–	$–	$–	$(1)	$–	$–

Period Ended October 31, 2013(a)
From net investment income	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$–	$–	$–	$–	$–	$–	$–

(a)	Period from March 1, 2013, date operations commenced, through October 31, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

														Principal LifeTime Strategic Income Fund
Amounts in thousands

														Period Ended			Year Ended
														April 30, 2014			October 31, 2013
Operations
Net investment income (loss)																$11,906	$19,418
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																8,829	5,920
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																2,803	16,756
			Net Increase (Decrease) in Net Assets Resulting from Operations													23,538	42,094

Dividends and Distributions to Shareholders
From net investment income														(16,102)			(19,423)
								Total Dividends and Distributions						(16,102)			(19,423)

Capital Share Transactions
Net increase (decrease) in capital share transactions																15,858	(29,478)
							Total Increase (Decrease) in Net Assets									23,294	(6,807)

Net Assets
Beginning of period														774,396			781,203
End of period (including undistributed net investment income as set forth below)														$797,690			$774,396
Undistributed (overdistributed) net investment income (loss)																$2,456	$6,652

	Class A		Class B		Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$2,989		$36		$6,743		$40,211	$691		$1,319		$6,565		$2,401		$6,739
Reinvested	567		3		1,366		11,970	123		136		625		431		879
Redeemed	(3,056)		(77)		(7,407)		(35,390)	(1,742)		(1,292)		(7,781)		(5,434)		(5,757)
Net Increase (Decrease)	$500		$(38	) $	702		$16,791	$(928	) $	163		$(591	) $	(2,602	) $	1,861
Shares:
Sold	252		3		572		3,398	58		112		558		204		571
Reinvested	48		–		117		1,022	11		12		54		37		75
Redeemed	(256)		(6)		(629)		(2,992)	(148)		(110)		(662)		(464)		(487)
Net Increase (Decrease)	44		(3)		60		1,428	(79)		14		(50)		(223)		159
Year Ended October 31, 2013
Dollars:
Sold	$4,567		$79		$12,581		$69,455	$1,061		$1,711		$11,942		$6,189		$19,222
Reinvested	676		6		1,586		14,483	169		196		789		510		1,004
Redeemed	(4,774)		(184)		(13,746)		(107,828)	(2,790)		(3,776)		(14,051)		(8,744)		(19,811)
Net Increase (Decrease)	$469		$(99	) $	421		$(23,890)	$(1,560	) $	(1,869	) $	(1,320	) $	(2,045	) $	415
Shares:
Sold	392		7		1,090		5,991	91		148		1,043		536		1,663
Reinvested	59		1		140		1,275	15		17		70		45		88
Redeemed	(409)		(16)		(1,194)		(9,313)	(241)		(327)		(1,227)		(758)		(1,710)
Net Increase (Decrease)	42		(8)		36		(2,047)	(135)		(162)		(114)		(177)		41

Distributions:
Period Ended April 30, 2014
From net investment income	$(569	) $	(3	) $	(1,366	) $	(11,970)	$(123	) $	(136	) $	(625	) $	(431	) $	(879)
From net realized gain on
investments	–		–		–		–	–		–		–		–		–
Total Dividends and Distributions	$(569	) $	(3	) $	(1,366	) $	(11,970)	$(123	) $	(136	) $	(625	) $	(431	) $	(879)
Year Ended October 31, 2013
From net investment income	$(678	) $	(6	) $	(1,588	) $	(14,483)	$(169	) $	(196	) $	(789	) $	(510	) $	(1,004)
From net realized gain on
investments	–		–		–		–	–		–		–		–		–
Total Dividends and Distributions	$(678	) $	(6	) $	(1,588	) $	(14,483)	$(169	) $	(196	) $	(789	) $	(510	) $	(1,004)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Real Estate Securities Fund

										Period Ended			Year Ended
										April 30, 2014			October 31, 2013
Operations
Net investment income (loss)										$		8,262	$	26,048
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												14,596		216,748
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										105,348				(69,792)
		Net Increase (Decrease) in Net Assets Resulting from Operations								128,206				173,004

Dividends and Distributions to Shareholders
From net investment income										(15,239)				(19,817)
From net realized gain on investments										(184,920)				–
						Total Dividends and Distributions				(200,159)				(19,817)

Capital Share Transactions
Net increase (decrease) in capital share transactions										288,941				(222,462)
					Total Increase (Decrease) in Net Assets					216,988				(69,275)

Net Assets
Beginning of period										1,399,308				1,468,583
End of period (including undistributed net investment income as set forth below)										$1,616,296				$1,399,308
Undistributed (overdistributed) net investment income (loss)										$		3,987	$	10,964

	Class A	Class B		Class C	Class J	Class P	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$33,540	$28		$3,343	$12,337	$10,932	$193,345	$1,291		$2,350		$6,877	$7,883	$44,400
Reinvested	21,916	507		3,510	20,696	3,129	102,289	824		1,953		6,830	7,112	15,851
Redeemed	(27,203)	(833)		(4,690)	(13,463)	(14,335)	(119,541)	(2,012)		(2,096)		(7,553)	(6,223)	(14,053)
Net Increase (Decrease)	$28,253	$(298	) $	2,163	$19,570	$(274)	$176,093	$103		$2,207		$6,154	$8,772	$46,198
Shares:
Sold	1,753	1		177	655	581	10,029	68		127		365	424	2,470
Reinvested	1,218	29		198	1,179	174	5,680	46		113		388	408	906
Redeemed	(1,412)	(44)		(247)	(713)	(752)	(6,187)	(102)		(114)		(401)	(336)	(751)
Net Increase (Decrease)	1,559	(14)		128	1,121	3	9,522	12		126		352	496	2,625
Year Ended October 31, 2013
Dollars:
Sold	$45,502	$223		$10,158	$20,058	$27,011	$390,566	$1,682		$3,860		$14,013	$17,997	$21,751
Reinvested	1,537	2		66	1,573	283	12,413	48		114		492	540	1,407
Redeemed	(61,172)	(2,691)		(6,013)	(35,554)	(19,123)	(589,167)	(3,448)		(6,505)		(20,093)	(14,956)	(35,036)
Net Increase (Decrease)	$(14,133)	$(2,466	) $	4,211	$(13,923)	$8,171	$(186,188)	$(1,718	) $	(2,531)		$(5,588)	$3,581	$(11,878)
Shares:
Sold	2,146	10		480	962	1,289	18,517	80		188		666	865	1,038
Reinvested	73	–		3	77	13	594	2		6		24	27	69
Redeemed	(2,943)	(129)		(288)	(1,731)	(892)	(27,725)	(165)		(319)		(983)	(731)	(1,716)
Net Increase (Decrease)	(724)	(119)		195	(692)	410	(8,614)	(83)		(125)		(293)	161	(609)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,499)	$(18	) $	(155)	$(1,432)	$(331)	$(9,367)	$(43	) $	(128	) $	(447)	$(513)	$(1,306)
From net realized gain on
investments	(20,923)	(504)		(3,732)	(19,272)	(4,454)	(105,748)	(781)		(1,979)		(6,383)	(6,599)	(14,545)
Total Dividends and Distributions	$(22,422)	$(522	) $	(3,887) $	(20,704)	$(4,785)	$(115,115)	$(824	) $	(2,107	) $	(6,830)	$(7,112)	$(15,851)
Year Ended October 31, 2013
From net investment
income	$(1,566)	$(2	) $	(72)	$(1,575)	$(440)	$(13,555)	$(48	) $	(119	) $	(493)	$(540)	$(1,407)
From net realized gain on
investments	–	–		–	–	–	–	–		–		–	–	–
Total Dividends and Distributions	$(1,566)	$(2	) $	(72)	$(1,575)	$(440)	$(13,555)	$(48	) $	(119	) $	(493)	$(540)	$(1,407)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Balanced Portfolio

											Period Ended			Year Ended
											April 30, 2014			October 31, 2013
Operations
Net investment income (loss)											$		56,253		$70,249
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											107,729				165,449
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													32,592		376,117
			Net Increase (Decrease) in Net Assets Resulting from Operations								196,574				611,815

Dividends and Distributions to Shareholders
From net investment income											(55,971)				(70,865)
From net realized gain on investments											(72,822)				–
						Total Dividends and Distributions					(128,793)				(70,865)

Capital Share Transactions
Net increase (decrease) in capital share transactions											169,154				100,530
					Total Increase (Decrease) in Net Assets						236,935				641,480

Net Assets
Beginning of period											4,490,632				3,849,152
End of period (including undistributed net investment income as set forth below)											$4,727,567				$4,490,632
Undistributed (overdistributed) net investment income (loss)											$		2,010		$1,728

	Class A	Class B		Class C	Class J	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$143,432	$886		$64,197	$82,612	$48,874	$427		$1,062		$5,245		$8,421	$21,729
Reinvested	54,425	2,654		16,250	25,812	22,243	115		253		1,782		1,541	2,603
Redeemed	(140,859)		(31,346)	(50,830)	(66,471)	(23,799)	(849)		(1,326)		(6,391)		(7,605)	(5,933)
Net Increase (Decrease)	$56,998	$(27,806	) $	29,617	$41,953	$47,318	$(307	) $	(11	) $	636		$2,357	$18,399
Shares:
Sold	9,144	56		4,144	5,407	3,158	28		69		341		544	1,399
Reinvested	3,491	171		1,055	1,699	1,443	7		16		116		100	169
Redeemed	(8,995)		(1,993)	(3,279)	(4,358)	(1,539)	(56)		(87)		(415)		(494)	(385)
Net Increase (Decrease)	3,640		(1,766)	1,920	2,748	3,062	(21)		(2)		42		150	1,183
Year Ended October 31, 2013
Dollars:
Sold	$276,266	$2,618		$107,154	$ 189,416	$55,691	$793		$4,088		$22,463		$20,921	$20,789
Reinvested	30,923	1,471		6,119	14,155	14,227	58		144		800		674	1,475
Redeemed	(291,390)		(79,592)	(91,204)	(115,537)	(50,552)	(1,294)		(5,125)		(9,371)		(9,889)	(15,761)
Net Increase (Decrease)	$15,799	$(75,503	) $	22,069	$88,034	$19,366	$(443	) $	(893	) $	13,892		$11,706	$6,503
Shares:
Sold	18,866	180		7,369	13,355	3,899	56		287		1,563		1,468	1,445
Reinvested	2,186	107		445	1,024	1,014	4		10		58		48	105
Redeemed	(20,076)		(5,494)	(6,346)	(8,112)	(3,503)	(88)		(357)		(657)		(698)	(1,085)
Net Increase (Decrease)	976		(5,207)	1,468	6,267	1,410	(28)		(60)		964		818	465

Distributions:
Period Ended April 30, 2014
From net investment
income	$(24,234)	$(899	) $	(5,956)	$(11,535)	$(10,614)	$(44	) $	(97	) $	(745	) $	(673)	$(1,174)
From net realized gain on
investments	(30,837)		(1,798)	(10,663)	(14,328)	(11,635)	(71)		(156)		(1,037)		(868)	(1,429)
Total Dividends and
Distributions	$(55,071)	$(2,697))		$(16,619	$(25,863)	$(22,249)	$(115	) $	(253	) $	(1,782	) $	(1,541)	$(2,603)
Year Ended October 31, 2013
From net investment
income	$(31,477)	$(1,504	) $	(6,319)	$(14,184)	$(14,230)	$(58	) $	(144	) $	(800	) $	(674)	$(1,475)
From net realized gain on
investments	–	–		–	–	–	–		–		–		–	–
Total Dividends and
Distributions	$(31,477)	$(1,504	) $	(6,319)	$(14,184)	$(14,230)	$(58	) $	(144	) $	(800	) $	(674)	$(1,475)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Conservative Balanced Portfolio

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	20,249		$28,116
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											24,696		28,358
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											11,309		75,939
			Net Increase (Decrease) in Net Assets Resulting from Operations								56,254		132,413

Dividends and Distributions to Shareholders
From net investment income											(20,042)		(28,358)
From net realized gain on investments											(28,291)		(6,918)
							Total Dividends and Distributions				(48,333)		(35,276)

Capital Share Transactions
Net increase (decrease) in capital share transactions											104,228		135,874
						Total Increase (Decrease) in Net Assets					112,149		233,011

Net Assets
Beginning of period										1,464,156			1,231,145
End of period (including undistributed net investment income as set forth below)										$1,576,305			$1,464,156
Undistributed (overdistributed) net investment income (loss)										$	1,912		$1,705

	Class A	Class B		Class C	Class J		Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$53,990	$329		$30,050	$60,743		$19,690	$444	$337	$3,621	$2,194	$10,504
Reinvested	14,318	523		6,074	15,259		9,354	129	97	655	583	989
Redeemed	(42,455)		(4,963)	(16,932)		(30,313)	(16,868)	(2,061)	(334)	(2,269)	(4,635)	(4,825)
Net Increase (Decrease)	$25,853	$(4,111	) $	19,192	$45,689		$12,176	$(1,488)	$100	$2,007	$(1,858)	$6,668
Shares:
Sold	4,497	27		2,523	5,111		1,655	37	28	306	185	880
Reinvested	1,200	44		514	1,293		790	11	8	56	49	84
Redeemed	(3,536)		(412)	(1,422)		(2,553)	(1,423)	(176)	(28)	(192)	(390)	(408)
Net Increase (Decrease)	2,161		(341)	1,615	3,851		1,022	(128)	8	170	(156)	556
Year Ended October 31, 2013
Dollars:
Sold	$99,657	$834		$43,480	$136,081		$30,645	$991	$1,574	$5,957	$8,210	$13,512
Reinvested	10,691	540		3,646	10,659		7,636	95	59	530	358	623
Redeemed	(82,533)		(15,893)	(30,963)		(65,221)	(24,432)	(720)	(1,327)	(9,939)	(3,655)	(5,221)
Net Increase (Decrease)	$27,815	$(14,519	) $	16,163	$81,519		$13,849	$366	$306	$(3,452)	$4,913	$8,914
Shares:
Sold	8,600	73		3,781	11,900		2,675	88	137	519	721	1,175
Reinvested	939	48		324	945		675	8	5	47	32	55
Redeemed	(7,133)		(1,376)	(2,698)		(5,696)	(2,126)	(62)	(117)	(875)	(321)	(451)
Net Increase (Decrease)	2,406		(1,255)	1,407	7,149		1,224	34	25	(309)	432	779

Distributions:
Period Ended April 30, 2014
From net investment
income	$(6,087)	$(174	) $	(2,150)	$(6,471	) $	(4,162)	$(44)	$(37)	$(262)	$(237)	$(418)
From net realized gain on
investments	(8,431)		(367)	(4,049)		(8,797)	(5,192)	(85)	(60)	(393)	(346)	(571)
Total Dividends and Distributions	$(14,518)	$(541	) $	(6,199)	$(15,268)		$(9,354)	$(129)	$(97)	$(655)	$(583)	$(989)
Year Ended October 31, 2013
From net investment
income	$(8,836)	$(386	) $	(2,792)	$(8,690	) $	(6,316)	$(72)	$(47)	$(409)	$(294)	$(516)
From net realized gain on
investments	(2,115)		(173)	(1,002)		(1,981)	(1,320)	(23)	(12)	(121)	(64)	(107)
Total Dividends and Distributions	$(10,951)	$(559	) $	(3,794)	$(10,671)		$(7,636)	$(95)	$(59)	$(530)	$(358)	$(623)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Conservative Growth Portfolio

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	34,266		$34,212
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											92,937		128,546
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											23,668		357,370
		Net Increase (Decrease) in Net Assets Resulting from Operations									150,871		520,128

Dividends and Distributions to Shareholders
From net investment income											(37,744)		(37,712)
From net realized gain on investments											(26,302)		–
						Total Dividends and Distributions					(64,046)		(37,712)

Capital Share Transactions
Net increase (decrease) in capital share transactions											74,667		(28,259)
					Total Increase (Decrease) in Net Assets						161,492		454,157

Net Assets
Beginning of period										3,010,389			2,556,232
End of period (including undistributed net investment income as set forth below)										$3,171,881			$3,010,389
Undistributed (overdistributed) net investment income (loss)										$	2,263		$5,741

	Class A	Class B		Class C	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$97,285	$571		$33,745	$50,098	$22,116	$766		$683	$3,221	$3,622	$14,759
Reinvested	29,395	887		7,886	9,814	12,404	68		147	577	514	1,605
Redeemed	(91,746)	(24,928)		(34,098)	(28,283)	(23,713)	(864)		(1,239)	(3,420)	(3,960)	(3,245)
Net Increase (Decrease)	$34,934	$(23,470	) $	7,533	$31,629	$10,807	$(30	) $	(409)	$378	$176	$13,119
Shares:
Sold	5,467	33		2,000	2,893	1,256	44		39	186	208	843
Reinvested	1,656	52		470	568	710	4		9	33	29	92
Redeemed	(5,157)	(1,436)		(2,024)	(1,635)	(1,357)	(50)		(72)	(197)	(228)	(187)
Net Increase (Decrease)	1,966	(1,351)		446	1,826	609	(2)		(24)	22	9	748
Year Ended October 31, 2013
Dollars:
Sold	$161,724	$1,779		$51,327	$93,614	$36,844	$712		$2,988	$9,448	$7,669	$14,438
Reinvested	17,968	542		3,838	5,397	7,934	44		70	263	246	872
Redeemed	(202,515)	(65,140)		(70,455)	(53,848)	(36,049)	(909)		(1,840)	(4,652)	(5,020)	(5,548)
Net Increase (Decrease)	$(22,823)	$(62,819)		$(15,290)	$45,163	$8,729	$(153	) $	1,218	$5,059	$2,895	$9,762
Shares:
Sold	10,074	117		3,354	6,008	2,345	46		192	603	487	917
Reinvested	1,212	38		272	374	545	3		5	18	17	60
Redeemed	(12,749)	(4,236)		(4,664)	(3,464)	(2,287)	(58)		(118)	(302)	(327)	(356)
Net Increase (Decrease)	(1,463)	(4,081)		(1,038)	2,918	603	(9)		79	319	177	621

Distributions:
Period Ended April 30, 2014
From net investment
income	$(18,085)	$(145	) $	(3,539)	$(6,053)	$(8,160)	$(32	) $	(78)	$(333)	$(315)	$(1,004)
From net realized gain on
investments	(11,765)	(755)		(4,616)	(3,769)	(4,248)	(36)		(69)	(244)	(199)	(601)
Total Dividends and Distributions	$(29,850)	$(900	) $	(8,155)	$(9,822)	$(12,408	$(68	) $	(147)	$(577)	$(514)	$(1,605)
Year Ended October 31, 2013
From net investment
income	$(18,292)	$(553	) $	(4,028)	$(5,407)	$(7,937)	$(44	) $	(70)	$(263)	$(246)	$(872)
From net realized gain on
investments	–	–		–	–	–	–		–	–	–	–
Total Dividends and Distributions	$(18,292)	$(553	) $	(4,028)	$(5,407)	$(7,937)	$(44	) $	(70)	$(263)	$(246)	$(872)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Flexible Income Portfolio

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	27,250		$43,694
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											20,590		28,471
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											18,031		39,722
			Net Increase (Decrease) in Net Assets Resulting from Operations								65,871		111,887

Dividends and Distributions to Shareholders
From net investment income											(26,534)		(44,976)
From net realized gain on investments											(27,718)		(14,282)
						Total Dividends and Distributions					(54,252)		(59,258)

Capital Share Transactions
Net increase (decrease) in capital share transactions											102,499		257,434
					Total Increase (Decrease) in Net Assets						114,118		310,063

Net Assets
Beginning of period										1,809,607			1,499,544
End of period (including undistributed net investment income as set forth below)										$1,923,725			$1,809,607
Undistributed (overdistributed) net investment income (loss)										$	716		$–

	Class A	Class B		Class C	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$84,454	$255		$42,659	$91,614	$9,238	$175	$140		$1,974	$1,334	$3,451
Reinvested	21,378	554		6,804	18,263	5,508	23	38		310	370	537
Redeemed	(80,497)		(6,279)	(29,111)	(49,594)	(13,196)	(456)	(497)		(1,838)	(3,193)	(1,919)
Net Increase (Decrease)	$25,335	$(5,470	) $	20,352	$60,283	$1,550	$(258)	$(319	) $	446	$(1,489)	$2,069
Shares:
Sold	6,847	21		3,489	7,489	752	14	11		162	109	281
Reinvested	1,745	45		561	1,501	450	2	3		25	30	44
Redeemed	(6,533)		(508)	(2,382)	(4,057)	(1,074)	(37)	(40)		(150)	(260)	(157)
Net Increase (Decrease)	2,059		(442)	1,668	4,933	128	(21)	(26)		37	(121)	168
Year Ended October 31, 2013
Dollars:
Sold	$213,657	$1,870		$75,620	$215,263	$27,076	$438	$867		$3,652	$7,675	$5,829
Reinvested	24,033	920		6,898	18,394	6,955	32	60		334	363	560
Redeemed	(152,730)		(18,382)	(55,283)	(84,117)	(33,138)	(278)	(1,063)		(2,577)	(2,941)	(2,553)
Net Increase (Decrease)	$84,960	$(15,592	) $	27,235	$149,540	$893	$192	$(136	) $	1,409	$5,097	$3,836
Shares:
Sold	17,627	155		6,287	17,883	2,236	36	72		303	640	483
Reinvested	1,996	77		578	1,537	579	3	5		28	30	47
Redeemed	(12,609)		(1,517)	(4,598)	(6,989)	(2,743)	(23)	(88)		(214)	(245)	(212)
Net Increase (Decrease)	7,014		(1,285)	2,267	12,431	72	16	(11)		117	425	318

Distributions:
Period Ended April 30, 2014
From net investment
income	$(10,699)	$(213	) $	(2,944)	$(9,202)	$(2,855)	$(10)	$(17	) $	(146)	$(177)	$(271)
From net realized gain on
investments	(10,979)		(350)	(3,972)	(9,107)	(2,653)	(13)	(21)		(164)	(193)	(266)
Total Dividends and Distributions	$(21,678)	$(563	) $	(6,916)	$(18,309)	$(5,508)	$(23)	$(38	) $	(310)	$(370)	$(537)
Year Ended October 31, 2013
From net investment
income	$(18,678)	$(591	) $	(4,957)	$(14,321)	$(5,388)	$(23)	$(44	) $	(250)	$(292)	$(432)
From net realized gain on
investments	(5,809)		(349)	(2,134)	(4,113)	(1,569)	(9)	(16)		(84)	(71)	(128)
Total Dividends and Distributions	$(24,487)	$(940	) $	(7,091)	$(18,434)	$(6,957)	$(32)	$(60	) $	(334)	$(363)	$(560)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Strategic Growth Portfolio

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	20,767		$16,510
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											79,355		121,311
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(735)		240,577
			Net Increase (Decrease) in Net Assets Resulting from Operations								99,387		378,398

Dividends and Distributions to Shareholders
From net investment income											(19,180)		(17,084)
From net realized gain on investments											(13,887)		–
							Total Dividends and Distributions				(33,067)		(17,084)

Capital Share Transactions
Net increase (decrease) in capital share transactions											8,525		(42,941)
						Total Increase (Decrease) in Net Assets					74,845		318,373

Net Assets
Beginning of period										1,886,072			1,567,699
End of period (including undistributed net investment income as set forth below)										$1,960,917			$1,886,072
Undistributed (overdistributed) net investment income (loss)										$	8,386		$6,799

	Class A	Class B		Class C		Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$57,788	$415		$17,783		$20,551	$13,869	$667	$662	$1,489	$2,899	$6,372
Reinvested	16,489	521		3,857		4,922	5,586	57	69	342	295	567
Redeemed	(63,752)		(18,427)	(24,675)		(19,016)	(11,760)	(1,056)	(251)	(3,805)	(1,398)	(2,535)
Net Increase (Decrease)	$10,525	$(17,491	) $	(3,035	) $	6,457	$7,695	$(332)	$480	$(1,974)	$1,796	$4,404
Shares:
Sold	2,834	21		935		1,039	687	34	34	74	147	318
Reinvested	811	28		203		248	280	3	3	18	15	29
Redeemed	(3,137)		(957)	(1,297)		(957)	(591)	(54)	(13)	(193)	(71)	(128)
Net Increase (Decrease)	508		(908)	(159)		330	376	(17)	24	(101)	91	219
Year Ended October 31, 2013
Dollars:
Sold	$102,373	$764		$27,899		$51,820	$27,102	$825	$1,630	$6,389	$10,698	$7,115
Reinvested	9,063	106		1,426		2,452	3,223	26	23	153	90	281
Redeemed	(134,287)		(47,107)	(47,102)		(31,949)	(22,315)	(304)	(688)	(4,335)	(4,977)	(3,335)
Net Increase (Decrease)	$(22,851)	$(46,237)		$(17,777)		$22,323	$8,010	$547	$965	$2,207	$5,811	$4,061
Shares:
Sold	5,716	45		1,648		2,961	1,531	49	95	369	628	402
Reinvested	554	7		93		154	201	2	1	10	6	18
Redeemed	(7,574)		(2,825)	(2,823)		(1,837)	(1,281)	(18)	(40)	(256)	(282)	(196)
Net Increase (Decrease)	(1,304)		(2,773)	(1,082)		1,278	451	33	56	123	352	224

Distributions:
Period Ended April 30, 2014
From net investment
income	$(10,062)	$(21	) $	(1,523	) $	(3,040)	$(3,734)	$(27)	$(37)	$(197)	$(180)	$(359)
From net realized gain on
investments	(6,646)		(507)	(2,450)		(1,884)	(1,870)	(30)	(32)	(145)	(115)	(208)
Total Dividends and Distributions	$(16,708)	$(528	) $	(3,973	) $	(4,924)	$(5,604)	$(57)	$(69)	$(342)	$(295)	$(567)
Year Ended October 31, 2013
From net investment
income	$(9,213)	$(108	) $	(1,508	) $	(2,452)	$(3,230)	$(26)	$(23)	$(153)	$(90)	$(281)
From net realized gain on
investments	–	–		–		–	–	–	–	–	–	–
Total Dividends and Distributions	$(9,213)	$(108	) $	(1,508	) $	(2,452)	$(3,230)	$(26)	$(23)	$(153)	$(90)	$(281)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Short-Term Income Fund

										Period Ended			Year Ended
										April 30, 2014			October 31, 2013
Operations
Net investment income (loss)										$		14,653	$25,287
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												2,632	9,035
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(2,798)	(12,401)
			Net Increase (Decrease) in Net Assets Resulting from Operations									14,487	21,921

Dividends and Distributions to Shareholders
From net investment income										(15,558)			(23,658)
From net realized gain on investments												(979)	–
						Total Dividends and Distributions				(16,537)			(23,658)

Capital Share Transactions
Net increase (decrease) in capital share transactions										378,442			258,029
					Total Increase (Decrease) in Net Assets					376,392			256,292

Net Assets
Beginning of period										1,782,122			1,525,830
End of period (including undistributed net investment income as set forth below)										$2,158,514			$1,782,122
Undistributed (overdistributed) net investment income (loss)										$		1,954	$2,859

	Class A		Class C	Class J	Class P	Institutional	R-1		R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$54,233		$10,415	$19,332	$32,243	$474,088	$218		$224	$7,544		$1,164	$2,193
Reinvested	2,377		327	898	284	11,693	9		9	77		34	42
Redeemed	(69,087)		(22,039)	(25,206)	(32,801)	(79,002)	(635)		(107)	(7,587)		(1,798)	(700)
Net Increase (Decrease)	$(12,477)		$(11,297)	$(4,976)	$(274)	$406,779	$(408	) $	126	$34		$(600)	$1,535
Shares:
Sold	4,428		849	1,579	2,635	38,735	18		18	615		95	179
Reinvested	194		27	73	23	954	1		1	6		3	3
Redeemed	(5,640)		(1,798)	(2,059)	(2,678)	(6,452)	(52)		(9)	(619)		(147)	(57)
Net Increase (Decrease)	(1,018)		(922)	(407)	(20)	33,237	(33)		10	2		(49)	125
Year Ended October 31, 2013
Dollars:
Sold	$232,786		$47,597	$65,046	$97,641	$389,920	$673		$1,238	$10,743		$3,385	$16,078
Reinvested	4,583		413	1,414	421	15,800	15		14	91		45	86
Redeemed	(259,894)		(41,878)	(48,961)	(82,531)	(167,397)	(1,083)		(802)	(10,420)		(2,157)	(14,837)
Net Increase (Decrease)	$(22,525	) $	6,132	$17,499	$15,531	$238,323	$(395	) $	450	$414		$1,273	$1,327
Shares:
Sold	18,983		3,880	5,304	7,964	31,819	55		101	876		276	1,316
Reinvested	373		33	115	35	1,288	1		1	7		4	7
Redeemed	(21,218)		(3,413)	(3,997)	(6,729)	(13,659)	(88)		(65)	(849)		(176)	(1,212)
Net Increase (Decrease)	(1,862)		500	1,422	1,270	19,448	(32)		37	34		104	111

Distributions:
Period Ended April 30, 2014
From net investment
income	$(2,420	) $	(325)	$(843)	$(454)	$(11,360)	$(8	) $	(9)	$(68	) $	(32)	$(39)
From net realized gain on
investments	(179)		(56)	(66)	(28)	(634)	(1)		(1)	(9)		(2)	(3)
Total Dividends and Distributions	$(2,599	) $	(381)	$(909)	$(482)	$(11,994)	$(9	) $	(10)	$(77	) $	(34)	$(42)
Year Ended October 31, 2013
From net investment
income	$(4,873	) $	(471)	$(1,434)	$(724)	$(15,899)	$(15	) $	(14)	$(91	) $	(45)	$(92)
From net realized gain on
investments	–		–	–	–	–	–		–	–		–	–
Total Dividends and Distributions	$(4,873	) $	(471)	$(1,434)	$(724)	$(15,899)	$(15	) $	(14)	$(91	) $	(45)	$(92)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													SmallCap Blend Fund

													Period Ended			Year Ended
													April 30, 2014			October 31, 2013
Operations
Net investment income (loss)															$(175)		$1,171
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															38,195		56,606
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(4,297)		83,602
			Net Increase (Decrease) in Net Assets Resulting from Operations												33,723		141,379

Dividends and Distributions to Shareholders
From net investment income															(159)		(1,547)
From net realized gain on investments													(35,643)				(2,003)
								Total Dividends and Distributions					(35,802)				(3,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions															31,670		(9,224)
						Total Increase (Decrease) in Net Assets									29,591		128,605

Net Assets
Beginning of period													487,094				358,489
End of period (including undistributed net investment income as set forth below)													$516,685				$487,094
Undistributed (overdistributed) net investment income (loss)															$(236)		$98

	Class A		Class B		Class C	Class J		Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$17,141		$67		$3,446	$9,991		$2,718	$392		$580		$1,172		$457	$1,739
Reinvested	12,875		260		937	14,946		4,677	180		218		438		303	809
Redeemed	(15,851)		(803)		(1,081)	(15,790)		(3,372)	(627)		(761)		(1,046)		(927)	(1,418)
Net Increase (Decrease)	$14,165		$(476	) $	3,302	$9,147		$4,023	$(55	) $	37		$564		$(167)	$1,130
Shares:
Sold	787		3		167	475		120	18		27		54		22	76
Reinvested	608		14		47	732		211	9		11		21		14	37
Redeemed	(727)		(40)		(53)	(754)		(145)	(30)		(36)		(49)		(42)	(62)
Net Increase (Decrease)	668		(23)		161	453		186	(3)		2		26		(6)	51
Year Ended October 31, 2013
Dollars:
Sold	$22,398		$229		$3,615	$18,811		$1,364	$537		$646		$1,178		$1,825	$3,210
Reinvested	1,124		26		45	1,489		639	14		14		47		32	107
Redeemed	(25,623)		(2,349)		(2,248)	(25,665)		(898)	(898)		(1,359)		(1,780)		(1,809)	(3,945)
Net Increase (Decrease)	$(2,101	) $	(2,094	) $	1,412	$(5,365	) $	1,105	$(347	) $	(699	) $	(555	) $	48	$(628)
Shares:
Sold	1,189		13		199	1,042		71	31		36		64		95	171
Reinvested	70		2		3	97		39	1		1		3		2	7
Redeemed	(1,411)		(141)		(128)	(1,477)		(46)	(50)		(82)		(99)		(93)	(213)
Net Increase (Decrease)	(152)		(126)		74	(338)		64	(18)		(45)		(32)		4	(35)

Distributions:
Period Ended April 30, 2014
From net investment income	$–		$–		$–	$–		$(155)	$–		$–		$–		$–	$(4)
From net realized gain on
investments	(12,988)		(263)		(973)	(14,950)		(4,523)	(180)		(220)		(438)		(303)	(805)
Total Dividends and Distributions	$(12,988)		$(263	) $	(973)	$(14,950)		$(4,678)	$(180	) $	(220	) $	(438	) $	(303)	$(809)
Year Ended October 31, 2013
From net investment income	$(414	) $	(1	) $	(2)	$(642	) $	(392)	$(2	) $	(1	) $	(20	) $	(15)	$(58)
From net realized gain on
investments	(719)		(26)		(45)	(848)		(247)	(12)		(13)		(27)		(17)	(49)
Total Dividends and Distributions	$(1,133	) $	(27	) $	(47)	$(1,490	) $	(639)	$(14	) $	(14	) $	(47	) $	(32)	$(107)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Growth Fund I

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$(6,274)	$(11,439)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								163,980	204,025
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(152,616)	333,035
		Net Increase (Decrease) in Net Assets Resulting from Operations						5,090	525,621

Dividends and Distributions to Shareholders
From net realized gain on investments								(191,666)	(87,990)
					Total Dividends and Distributions			(191,666)	(87,990)

Capital Share Transactions
Net increase (decrease) in capital share transactions								318,206	(8,787)
				Total Increase (Decrease) in Net Assets				131,630	428,844

Net Assets
Beginning of period								1,834,039	1,405,195
End of period (including undistributed net investment income as set forth below)								$1,965,669	$1,834,039
Undistributed (overdistributed) net investment income (loss)								$(6,302)	$(28)

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$5,564	$91,855	$404	$780	$4,191	$2,263	$7,568
Issued in acquisitions	31,107	156,046	1,125	2,825	3,857	3,653	6,616
Reinvested	3,819	179,715	301	467	2,165	1,740	3,443
Redeemed	(4,851)	(171,795)	(587)	(920)	(2,752)	(4,215)	(6,178)
Net Increase (Decrease)	$35,639	$255,821	$1,243	$3,152	$7,461	$3,441	$11,449
Shares:
Sold	459	6,322	31	61	317	165	546
Issued in acquisitions	2,807	11,756	94	242	319	292	516
Reinvested	331	13,032	24	38	173	134	258
Redeemed	(410)	(12,230)	(45)	(72)	(214)	(310)	(456)
Net Increase (Decrease)	3,187	18,880	104	269	595	281	864
Year Ended October 31, 2013
Dollars:
Sold	$7,386	$185,173	$923	$1,433	$7,077	$4,563	$18,643
Reinvested	1,618	82,875	175	203	783	792	1,540
Redeemed	(7,668)	(283,561)	(1,551)	(1,541)	(4,337)	(5,004)	(18,309)
Net Increase (Decrease)	$1,336	$(15,513)	$(453)	$95	$3,523	$351	$1,874
Shares:
Sold	664	14,923	79	126	607	379	1,473
Reinvested	171	7,507	17	21	76	75	143
Redeemed	(720)	(21,438)	(128)	(138)	(387)	(400)	(1,488)
Net Increase (Decrease)	115	992	(32)	9	296	54	128

Distributions:
Period Ended April 30, 2014
From net investment income	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(3,821)	(179,716)	(301)	(480)	(2,165)	(1,740)	(3,443)
Total Dividends and Distributions	$(3,821)	$(179,716)	$(301)	$(480)	$(2,165)	$(1,740)	$(3,443)
Year Ended October 31, 2013
From net investment income	$–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(1,618)	(82,875)	(175)	(207)	(783)	(792)	(1,540)
Total Dividends and Distributions	$(1,618)	$(82,875)	$(175)	$(207)	$(783)	$(792)	$(1,540)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap S&P 600 Index Fund

								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$4,521	$7,247
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								34,623	37,930
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(1,186)	185,005
		Net Increase (Decrease) in Net Assets Resulting from Operations						37,958	230,182

Dividends and Distributions to Shareholders
From net investment income								(5,982)	(6,771)
From net realized gain on investments								(24,464)	–
					Total Dividends and Distributions			(30,446)	(6,771)

Capital Share Transactions
Net increase (decrease) in capital share transactions								100,047	185,014
				Total Increase (Decrease) in Net Assets				107,559	408,425

Net Assets
Beginning of period								948,391	539,966
End of period (including undistributed net investment income as set forth below)								$1,055,950	$948,391
Undistributed (overdistributed) net investment income (loss)								$2,521	$3,982

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$12,030	$78,119	$2,783	$3,718	$31,576	$10,479	$33,445
Reinvested	4,349	13,034	363	541	3,199	2,572	6,353
Redeemed	(11,789)	(28,763)	(3,132)	(4,197)	(12,119)	(11,327)	(31,187)
Net Increase (Decrease)	$4,590	$62,390	$14	$62	$22,656	$1,724	$8,611
Shares:
Sold	511	3,203	115	151	1,274	420	1,336
Reinvested	187	536	15	22	130	104	255
Redeemed	(503)	(1,174)	(129)	(171)	(489)	(457)	(1,252)
Net Increase (Decrease)	195	2,565	1	2	915	67	339
Year Ended October 31, 2013
Dollars:
Sold	$25,484	$151,481	$5,966	$6,135	$38,864	$28,856	$65,181
Reinvested	1,040	3,063	58	95	619	557	1,329
Redeemed	(21,108)	(60,364)	(4,302)	(6,861)	(16,763)	(12,559)	(21,757)
Net Increase (Decrease)	$5,416	$94,180	$1,722	$(631)	$22,720	$16,854	$44,753
Shares:
Sold	1,273	7,198	295	301	1,863	1,369	3,015
Reinvested	60	170	3	5	34	30	72
Redeemed	(1,070)	(2,902)	(213)	(341)	(797)	(608)	(1,069)
Net Increase (Decrease)	263	4,466	85	(35)	1,100	791	2,018

Distributions:
Period Ended April 30, 2014
From net investment
income	$(671)	$(3,133)	$(8)	$(34)	$(419)	$(441)	$(1,276)
From net realized gain on
investments	(3,679)	(9,935)	(355)	(507)	(2,780)	(2,131)	(5,077)
Total Dividends and Distributions	$(4,350)	$(13,068)	$(363)	$(541)	$(3,199)	$(2,572)	$(6,353)
Year Ended October 31, 2013
From net investment
income	$(1,041)	$(3,072)	$(58)	$(95)	$(619)	$(557)	$(1,329)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$(1,041)	$(3,072)	$(58)	$(95)	$(619)	$(557)	$(1,329)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SmallCap Value Fund II

										Period Ended	Year Ended
										April 30, 2014	October 31, 2013
Operations
Net investment income (loss)										$2,014	$11,501
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										94,855	155,004
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(601)	232,102
		Net Increase (Decrease) in Net Assets Resulting from Operations								96,268	398,607

Dividends and Distributions to Shareholders
From net investment income										(7,270)	(14,153)
From net realized gain on investments										(98,503)	–
							Total Dividends and Distributions			(105,773)	(14,153)

Capital Share Transactions
Net increase (decrease) in capital share transactions										29,789	59,682
					Total Increase (Decrease) in Net Assets					20,284	444,136

Net Assets
Beginning of period										1,547,212	1,103,076
End of period (including undistributed net investment income as set forth below)										$1,567,496	$1,547,212
Undistributed (overdistributed) net investment income (loss)										$(1,089)	$4,167

	Class J	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$1,944	$44,313	$209		$559		$1,862	$2,312	$4,373
Reinvested	1,219	100,947	141		390		813	767	1,496
Redeemed	(1,978)	(120,216)	(530)		(1,178)		(2,206)	(958)	(4,490)
Net Increase (Decrease)	$1,185	$25,044	$(180	) $	(229	) $	469	$2,121	$1,379
Shares:
Sold	144	3,236	16		43		139	173	323
Reinvested	93	7,515	11		31		62	58	113
Redeemed	(147)	(8,767)	(41)		(90)		(165)	(72)	(331)
Net Increase (Decrease)	90	1,984	(14)		(16)		36	159	105
Year Ended October 31, 2013
Dollars:
Sold	$5,315	$225,126	$458		$2,123		$2,463	$2,043	$8,833
Reinvested	77	13,687	9		32		51	85	212
Redeemed	(2,978)	(174,421)	(902)		(3,419)		(2,231)	(3,143)	(13,738)
Net Increase (Decrease)	$2,414	$64,392	$(435	) $	(1,264	) $	283	$(1,015)	$(4,693)
Shares:
Sold	453	17,844	41		182		213	177	768
Reinvested	8	1,302	1		3		5	8	20
Redeemed	(256)	(14,837)	(77)		(302)		(205)	(267)	(1,158)
Net Increase (Decrease)	205	4,309	(35)		(117)		13	(82)	(370)

Distributions:
Period Ended April 30, 2014
From net investment income	$–	$(7,196)	$–		$–		$(4)	$(17)	$(53)
From net realized gain on
investments	(1,219)	(93,751)	(141)		(390)		(809)	(750)	(1,443)
Total Dividends and Distributions	$(1,219)	$(100,947)	$(141	) $	(390	) $	(813)	$(767)	$(1,496)
Year Ended October 31, 2013
From net investment income	$(77)	$(13,687)	$(9	) $	(32	) $	(51)	$(85)	$(212)
From net realized gain on
investments	–	–	–		–		–	–	–
Total Dividends and Distributions	$(77)	$(13,687)	$(9	) $	(32	) $	(51)	$(85)	$(212)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund and SmallCap Value Fund II (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, and R-5. Class B shares of the Funds are no longer available for purchase. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class P shares is provided separately.

Effective March 1, 2013, the initial purchase of $10,000 of Class A shares of High Yield Fund I was made by Principal Management Corporation (the "Manager")

Effective March 1, 2013, the initial purchases of $10,000 of Class A classes of shares of LargeCap Growth Fund I was made by the Manager.

Effective March 1, 2013, the initial purchase of $10,000 of Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 shares of Principal Lifetime 2060 Fund was made by the Manager.

Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

On April 25, 2013, the Manager made a payment to Money Market Fund to cover certain realized losses related to prior year’s security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

Effective April 25, 2014, SmallCap Growth Fund I acquired all the assets and assumed all the liabilities of SmallCap Growth Fund II pursuant to a plan of acquisition approved by shareholders on April 18, 2014. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 19,785,000 shares from SmallCap Growth Fund II for 16,026,000 shares valued at $205,229,000 of SmallCap Growth Fund I at an approximate exchange rate of .80, .81, .81, .80, .81, .81, and .81 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund II, with a fair value of approximately $205,017,000 and a cost of $174,133,000, were the primary assets acquired by SmallCap Growth Fund I. For financial reporting purposes, assets received and shares issued by SmallCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund II was carried forward to align ongoing reporting of SmallCap Growth Fund I’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund II and SmallCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $205,511,000 ($589,000 of accumulated realized gains and $30,884,000 of unrealized appreciation), and $1,762,494,000, respectively. The aggregate net assets of SmallCap Growth Fund I immediately following the acquisition were $1,968,005,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2013, the beginning of the fiscal year for SmallCap Growth Fund I, SmallCap Growth Fund I’s pro forma results of operations for the period ended April 30, 2014, would have been $7,083,000 of net investment loss, $8,592,000 of net realized and unrealized gain on investments, and $1,509,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Fund I that have been included in the SmallCap Growth Fund I’s statement of operations since April 25, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates fair value. Money Market Fund values its securities, other than holdings of other publically traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publically traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Core Plus		Diversified		Global Diversified		Global Real Estate
Bond Fund I		International Fund		Income Fund		Securities Fund
Euro	9.8%	Euro	19.3%	Euro	5.3%	Japanese Yen	13.4%
		British Pound	16.8			British Pound	7.7
		Japanese Yen	13.6			Hong Kong Dollar	7.1
		Canadian Dollar	12.6			Euro	6.8
		Swiss Franc	5.7			Australian Dollar	6.0

International
Emerging
Markets Fund		International Fund I		Overseas Fund
Hong Kong Dollar	15.8%	Euro	30.3%	Euro	31.4%
South Korean Won	15.2	British Pound	22.3	British Pound	19.6
Taiwan Dollar	14.2	Japanese Yen	17.4	Swiss Franc	12.3
Brazilian Real	7.5	Swiss Franc	10.3	Japanese Yen	11.8
South African Rand	6.8
Indian Rupee	5.7

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2014, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $239,000 and International Emerging Markets Fund had no foreign tax refund receivable and no deferred tax liability relating to foreign securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2014, Global Diversified Income Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Value Fund I, MidCap Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, Real Estate Securities Fund, and Short-Term Income Fund each borrowed from the Facility. Bond & Mortgage Securities Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Fund, Midcap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, and SmallCap Value Fund II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2014, Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Diversified International Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, MidCap Growth Fund, MidCap Growth Fund III, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Short-Term Income Fund, SmallCap Growth Fund I, SmallCap Value Fund II, and Tax-Exempt Bond Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of April 30, 2014, financial assets subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Fund	Asset Type	recognized assets	instruments*	received**	Net amount
Bond & Mortgage Securities Fund	Foreign Currency Contracts	$2	$(2)	$—	$—

Core Plus Bond Fund I	Credit Default Swaps	1,878	(1,878)	—	—
	Foreign Currency Contracts	1,742	(1,742)	—	—
	Interest Rate Swaps	1,013	(1,013)	—	—

Global Diversified Income Fund	Foreign Currency Contracts	116	(116)	—	—

High Yield Fund	Foreign Currency Contracts	747	—	—	747

Inflation Protection Fund	Foreign Currency Contracts	53	—	—	53
	Interest Rate Floor	10	—	(10)	—
	Interest Rate Swaps	152	(152)	—	—
	Interest Rate Swaptions	400	—	(400)	—

As of April 30, 2014, financial liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Fund	Liability Type	recognized liability	instruments*	Pledged**	Net amount
Bond & Mortgage Securities Fund	Credit Default Swaps	$113	$(113)	$—	$—
	Foreign Currency Contracts	34	(2)	—	32

Core Plus Bond Fund I	Credit Default Swaps	9	(9)	—	—
	Foreign Currency Contracts	5,354	(2,176)	(2,549)	629
	Interest Rate Swaps	508	(508)	—	—
	Written Interest Rate Swaption	1,922	(1,922)	—	—
	Written Credit Default Swaption	4	(4)	—	—
	Written Inflation Floor	14	(14)	—	—

Global Diversified Income Fund	Foreign Currency Contracts	1,086	(116)	(80)	890

Inflation Protection Fund	Foreign Currency Contracts	188	—	—	188
	Interest Rate Swaps	338	(338)	—	—

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at thetimeit wasclosed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Core Plus Bond Fund I, Global Diversified Income Fund, and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2014, were as follows:

Core Plus Bond Fund I		Notional Amount
	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	344	725,800	$2,978
Options written	1,600,178	794,300	4,905
Options expired	(344)	(884,500)	(3,552)
Options closed	—	(9,600)	(14)
Options exercised	—	(59,200)	(73)
Balance at end of period	1,600,178	566,800	4,244

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	129,517	$19,446
Options written	761,408	102,338
Options expired	—	—
Options closed	(717,003)	(102,186)
Options exercised	(74,307)	(8,348)
Balance at end of period	99,615	11,250

Inflation Protection Fund		Notional Amount
	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	400	37,200	$212
Options written	883	—	47
Options expired	(497)	—	(72)
Options closed	(786)	(37,200)	(187)
Options exercised	—	—	—
Balance at end of period	—	—	—

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income is shown in each fund's statement of operations. As of April 30, 2014, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Fund I	$69,449	$71,247
SmallCap S&P 600 Index Fund	29,805	30,562

Sell-buyback arrangements. During the period Core Plus Bond Fund I entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a component of other expenses in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Bond & Mortgage Securities Fund	$2,000	$—
Global Diversified Income Fund	18,990	(2)
High Yield Fund	39,800	—

Short Sales. Core Plus Bond Fund I and Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Fund, Core Plus Bond Fund I, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2013 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of April 30, 2014, counterparties had pledged collateral for swap agreements of $1,020,000 for Core Plus Bond Fund I, and $614,179 for the Inflation Protection Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of April 30, 2014, the SAM Portfolios, Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Bond & Mortgage Securities Fund	76.18%	LargeCap Growth Fund II	29.14%
Core Plus Bond Fund I	49.73	LargeCap S&P 500 Index Fund	44.82
Diversified International Fund	56.25	LargeCap Value Fund	85.40
Equity Income Fund	38.01	LargeCap Value Fund III	85.60
Global Diversified Income Fund	6.70	MidCap Fund	6.21
Global Real Estate Securities Fund	60.23	MidCap Growth Fund III	45.94
Government & High Quality Bond Fund	62.41	MidCap S&P 400 Index Fund	15.88
High Yield Fund	7.29	MidCap Value Fund III	78.36
High Yield Fund I	31.85	Overseas Fund	74.97
Income Fund	65.26	Principal Capital Appreciation Fund	43.16
Inflation Protection Fund	60.36	Short-Term Income Fund	36.56
International Emerging Markets Fund	61.12	SmallCap Growth Fund I	44.02
LargeCap Growth Fund	58.42	SmallCap S&P 600 Index Fund	15.40
LargeCap Growth Fund I	38.38	SmallCap Value Fund II	58.54

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2014			Liability Derivatives April 30, 2014
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$102	Payables, Net Assets Consist of Net unrealized	$204
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$2	Payables	$36
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$53*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	157		$240
Core Plus Bond Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$1,965	Payables, Net Assets Consist of Net unrealized	$13
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$1,742	Payables, Net Assets Consist of Net unrealized	$5,432
				appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$25,805*	Payables, Net Assets Consist of Net unrealized	$6,191	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $ 29,512			$11,636
Global Diversified Income Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$14,467
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$348	Payables	$1,454
		Total $	348		$15,921
High Yield Fund
Foreign exchange contracts	Receivables		$747	Payables	$—
Inflation Protection Fund
Foreign exchange contracts	Receivables		$53	Payables	$188
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,390	Payables, Net Assets Consist of Net unrealized	$2,941
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	1,443		$3,129
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$177*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Blend Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$234*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,483*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$575*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$639*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$132*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,132*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$13*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$5	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

	Asset Derivatives April 30, 2014		Liability Derivatives April 30, 2014
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$146	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$188*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$3,249*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$20	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$2,303	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$97	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ —	Payables, Net Assets Consist of Net unrealized	$902	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(4,115)	$2,108
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(86)	$37
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$1,140	$(936)
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(3,061)	$1,209

Core Plus Bond Fund I
Credit contracts	Net realized gain (loss) from Options and	$1,899	$(215)
	swaptions, Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(5,788)	$2,080
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions and Translation of assets and
	liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$3,787	$(15,341)
	contracts, Options and swaptions, and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions, and Swap
	agreements
	Total	$(102)	$(13,476)

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2014 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Global Diversified Income Fund
Equity contracts	Net realized gain (loss) from Options and	$(6,763)	$634
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(7,164)	$(568)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(13,927)	$66

High Yield Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(297)	$747
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies

High Yield Fund I
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(24)	$(2)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(470)	$(537)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,777)	$(1,474)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions and Swap agreements
	Total	$(3,247)	$(2,011)

International Fund I
Equity contracts	Net realized gain (loss) from Futures	$2,099	$(313)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Blend Fund II
Equity contracts	Net realized gain (loss) from Futures	$1,074	$(392)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$18,755	$(4,160)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$3,780	$(483)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$8,677	$(2,687)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$3,267	$(1,436)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
LargeCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$(173)	$70
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$7,566	$(1,691)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$2,621	$(1,017)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(166)	$(434)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$4,518	$(1,725)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$3,135	$(735)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$3,573	$885
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$1,054	$(383)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$6,916	$(4,729)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(348)	$61
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$4,885	$(2,800)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Bond & Mortgage Securities Fund, Core Plus Bond Fund I, and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchase/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 as of April 30, 2014 due to thinly traded securities:

Core Plus Bond Fund I	$6,606,200
Global Diversified Income Fund	2,270,396
SmallCap S&P 600 Index Fund	1,212,666
SmallCap Value Fund II	592,162

The table below shows the amounts that were transferred from Level 2 to Level 1 as of April 30, 2014 due to the resumption of trading for previously thinly traded securities:

Global Diversified Income Fund	$4,051,575
High Yield Fund	700
SmallCap Value Fund II	7,384

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of April 30, 2014, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant	Totals (Level 1,2,3)
Fund	Prices	Inputs	Unobservable Inputs

Bond & Mortgage Securities Fund
Bonds	$—	$1,589,318	$20,152	$1,609,470
Common Stocks*	—	—	—	—
Convertible Bonds	—	2,193	—	2,193
Investment Companies	154,189	—	—	154,189
Preferred Stocks
Communications	2,883	—	—	2,883
Financial	10,102	1,238	—	11,340
Utilities	1,936	—	—	1,936
Senior Floating Rate Interests	—	83,618	—	83,618
U.S. Government & Government Agency Obligations	—	1,046,339	—	1,046,339
Total investments in securities $	169,110	$2,722,706	$20,152	$2,911,968
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$102	$—	$102
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1	$—	$1
Interest Rate Contracts**
Futures	$53	$—	$—	$53
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(113)	$—	$(113)
Exchange Cleared Credit Default Swaps	—	(91)	—	(91)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(35)	$—	$(35)

Core Plus Bond Fund I
Bonds	$—	$1,485,395	$—	$1,485,395
Commercial Paper	—	87,286	—	87,286
Convertible Preferred Stocks
Financial	—	6,931	—	6,931
Municipal Bonds	—	170,490	—	170,490
Preferred Stocks
Financial	—	6,264	—	6,264
Repurchase Agreements	—	470,600	—	470,600
U.S. Government & Government Agency Obligations	—	1,488,522	—	1,488,522
Total investments in securities $	—	$3,715,488	$—	$3,715,488
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,878	$—	$1,878
Exchange Cleared Credit Default Swaps	—	87	—	87
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,743	$—	$1,743
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$21,540	$—	$21,540
Futures	3,252	—	—	3,252
Interest Rate Swaps	—	1,013	—	1,013
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(9)	$—	$(9)
Credit Default Swaptions	—	(4)	—	(4)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,355)	$—	$(5,355)
Options	—	(78)	—	(78)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(2,030)	$—	$(2,030)
Futures	(1,681)	—	—	(1,681)
Interest Rate Floor	—	(14)	—	(14)
Interest Rate Swaps	—	(508)	—	(508)
Interest Rate Swaptions	—	(1,922)	—	(1,922)
Options	(36)	—	—	(36)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other Significant Observable Inputs
		Level 1 - Quoted		Level 3 - Significant
Fund		Prices		Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$6,236	$331,990	$—	$338,226
Communications		56,856	379,410	—	436,266
Consumer, Cyclical		134,760	594,541	—	729,301
Consumer, Non-cyclical		117,918	811,936	—	929,854
Diversified		—	20,284	—	20,284
Energy		179,191	134,641	—	313,832
Financial		246,387	1,104,208	—	1,350,595
Industrial		120,313	495,512	—	615,825
Technology		10,835	258,997	—	269,832
Utilities		10,955	124,423	—	135,378
Investment Companies		113,788	—	—	113,788
Preferred Stocks
Consumer, Non-cyclical		—	23,554	—	23,554
	Total investments in securities $	997,239	$4,279,496	$—	$5,276,735

Equity Income Fund
Common Stocks*		$5,577,015	$—	$—	$5,577,015
Investment Companies		136,498	—	—	136,498
	Total investments in securities $	5,713,513	$—	$—	$5,713,513

Global Diversified Income Fund
Bonds		$—	$4,674,931	$43,123	$4,718,054
Common Stocks
Basic Materials		15,846	47,946	—	63,792
Communications		104,174	55,046	28	159,248
Consumer, Cyclical		28,595	30,348	4,511	63,454
Consumer, Non-cyclical		136,970	93,583	—	230,553
Diversified		1,254	10,085	—	11,339
Energy		732,156	37,857	—	770,013
Financial		321,066	245,261	—	566,327
Industrial		81,371	108,763	159	190,293
Technology		42,492	11,414	—	53,906
Utilities		460,730	162,284	—	623,014
Credit Linked Structured Notes		—	16,848	4,409	21,257
Investment Companies		219,540	—	—	219,540
Preferred Stocks
Communications		22,038	12,428	—	34,466
Financial		198,049	31,773	—	229,822
Industrial		17,924	—	345	18,269
Utilities		24,841	—	—	24,841
Senior Floating Rate Interests		—	691,497	3,000	694,497
	Total investments in securities $	2,407,046	$6,230,064	$55,575	$8,692,685
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$348	$—	$348
Liabilities
Equity Contracts**
Options		$(14,467)	$—	$—	$(14,467)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(1,454)	$—	$(1,454)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$33,087	$—	$33,087
Consumer, Non-cyclical		16,434	—	—	16,434
Diversified		—	12,404	—	12,404
Financial		1,016,168	795,320	—	1,811,488
Investment Companies		17,021	—	—	17,021
	Total investments in securities $	1,049,623	$840,811	$—	$1,890,434

Government & High Quality Bond Fund
Bonds		$—	$473,537	$27,057	$500,594
Investment Companies		16,030	—	—	16,030
U.S. Government & Government Agency Obligations		—	1,191,613	—	1,191,613
	Total investments in securities $	16,030	$1,665,150	$27,057	$1,708,237

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other Significant Observable Inputs
	Level 1 - Quoted		Level 3 - Significant	Totals (Level 1,2,3)
Fund	Prices		Unobservable Inputs

High Yield Fund
Bonds	$—	$3,540,492	$25,461	$3,565,953
Common Stocks*	—	—	—	—
Convertible Bonds	—	33,979	—	33,979
Investment Companies	193,953	—	—	193,953
Preferred Stocks
Financial	—	38,625	—	38,625
Senior Floating Rate Interests	—	384,221	—	384,221
Total investments in securities $	193,953	$3,997,317	$25,461	$4,216,731
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$747	$—	$747

High Yield Fund I
Bonds	$—	$1,516,436	$4,160	$1,520,596
Common Stocks
Basic Materials	2	—	1,245	1,247
Consumer, Cyclical	—	145	—	145
Financial	—	—	248	248
Industrial	539	—	14	553
Technology	—	—	—	—
Utilities	1,223	—	—	1,223
Convertible Bonds	—	—	869	869
Investment Companies	80,658	—	—	80,658
Preferred Stocks
Financial	580	8,559	—	9,139
Industrial	—	—	—	—
Technology	—	—	—	—
Senior Floating Rate Interests	—	141,864	—	141,864
Total investments in securities $	83,002	$1,667,004	$6,536	$1,756,542

Income Fund
Bonds	$—	$1,726,573	$11,160	$1,737,733
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	37,121	—	37,121
Investment Companies	143,393	—	—	143,393
Senior Floating Rate Interests	—	15,145	—	15,145
U.S. Government & Government Agency Obligations	—	652,510	—	652,510
Total investments in securities $	143,393	$2,431,349	$11,165	$2,585,907

Inflation Protection Fund
Bonds	$—	$67,450	$—	$67,450
Common Stocks*	319	—	—	319
Investment Companies	22,877	—	—	22,877
U.S. Government & Government Agency Obligations	—	936,455	—	936,455
Purchased Interest Rate Swaptions	—	400	—	400
Purchased Interest Rate Floor	—	10	—	10
Purchased Options	307	—	—	307
Total investments in securities $	23,503	$1,004,315	$—	$1,027,818
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$53	$—	$53
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$391	$—	$391
Futures	130	—	—	130
Interest Rate Swaps	—	152	—	152
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(188)	$—	$(188)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(743)	$—	$(743)
Futures	(1,860)	—	—	(1,860)
Interest Rate Swaps	—	(338)	—	(338)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other Significant Observable Inputs
		Level 1 - Quoted		Level 3 - Significant	Totals (Level 1,2,3)
Fund		Prices		Unobservable Inputs

International Emerging Markets Fund
Common Stocks
Basic Materials		$43,867	$87,884	$—	$131,751
Communications		38,166	182,657	—	220,823
Consumer, Cyclical		29,681	155,142	—	184,823
Consumer, Non-cyclical		116,098	72,117	—	188,215
Diversified		—	—	—	—
Energy		58,957	76,003	—	134,960
Financial		66,132	353,414	—	419,546
Industrial		23,455	167,884	—	191,339
Technology		—	244,063	—	244,063
Utilities		—	52,447	—	52,447
Investment Companies		70,899	—	—	70,899
Preferred Stocks
Basic Materials		—	12,685	—	12,685
Communications		—	689	—	689
Consumer, Non-cyclical		—	7,151	—	7,151
Financial		—	63,651	—	63,651
	Total investments in securities $	447,255	$1,475,787	$—	$1,923,042

International Fund I
Common Stocks
Basic Materials		$—	$26,392	$—	$26,392
Communications		4,024	27,970	—	31,994
Consumer, Cyclical		—	44,156	—	44,156
Consumer, Non-cyclical		725	84,574	—	85,299
Diversified		4,209	4,134	—	8,343
Energy		—	27,613	—	27,613
Financial		8,223	82,945	—	91,168
Industrial		1,876	47,306	—	49,182
Technology		2,928	6,766	—	9,694
Utilities		—	4,240	—	4,240
Investment Companies		6,463	—	—	6,463
Preferred Stocks
Consumer, Cyclical		—	1,313	—	1,313
Consumer, Non-cyclical		—	86	—	86
	Total investments in securities $	28,448	$357,495	$—	$385,943
Assets
Equity Contracts**
Futures		$177	$—	$—	$177

LargeCap Blend Fund II
Common Stocks*		$637,053	$—	$—	$637,053
Investment Companies		11,396	—	—	11,396
	Total investments in securities $	648,449	$—	$—	$648,449
Assets
Equity Contracts**
Futures		$234	$—	$—	$234

LargeCap Growth Fund
Common Stocks*		$2,969,025	$—	$—	$2,969,025
Investment Companies		107,010	—	—	107,010
	Total investments in securities $	3,076,035	$—	$—	$3,076,035

LargeCap Growth Fund I
Common Stocks*		$6,954,898	$—	$—	$6,954,898
Convertible Preferred Stocks
Communications		—	4,853	—	4,853
Investment Companies		157,401	—	—	157,401
Preferred Stocks
Communications		—	4,948	—	4,948
	Total investments in securities $	7,112,299	$9,801	$—	$7,122,100
Assets
Equity Contracts**
Futures		$2,483	$—	$—	$2,483

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other Significant Observable Inputs
		Level 1 - Quoted		Level 3 - Significant
Fund		Prices		Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund II
Common Stocks*		$1,163,832	$—	$—	$1,163,832
Investment Companies		42,024	—	—	42,024
	Total investments in securities $	1,205,856	$—	$—	$1,205,856
Assets
Equity Contracts**
Futures		$575	$—	$—	$575

LargeCap S&P 500 Index Fund
Common Stocks*		$3,863,534	$—	$—	$3,863,534
Investment Companies		85,922	—	—	85,922
	Total investments in securities $	3,949,456	$—	$—	$3,949,456
Assets
Equity Contracts**
Futures		$639	$—	$—	$639

LargeCap Value Fund
Common Stocks*		$3,490,693	$—	$—	$3,490,693
Investment Companies		10,675	—	—	10,675
	Total investments in securities $	3,501,368	$—	$—	$3,501,368

LargeCap Value Fund I
Common Stocks*		$191,802	$—	$—	$191,802
Investment Companies		6,630	—	—	6,630
	Total investments in securities $	198,432	$—	$—	$198,432
Assets
Equity Contracts**
Futures		$132	$—	$—	$132

LargeCap Value Fund III
Common Stocks*		$2,518,735	$—	$—	$2,518,735
Investment Companies		82,145	—	—	82,145
	Total investments in securities $	2,600,880	$—	$—	$2,600,880
Assets
Equity Contracts**
Futures		$1,132	$—	$—	$1,132

MidCap Fund
Common Stocks*		$8,076,891	$—	$—	$8,076,891
Investment Companies		39,641	—	—	39,641
	Total investments in securities $	8,116,532	$—	$—	$8,116,532

MidCap Growth Fund
Common Stocks*		$112,491	$—	$—	$112,491
	Total investments in securities $	112,491	$—	$—	$112,491

MidCap Growth Fund III
Common Stocks*		$1,406,456	$—	$—	$1,406,456
Investment Companies		48,719	—	—	48,719
	Total investments in securities $	1,455,175	$—	$—	$1,455,175
Assets
Equity Contracts**
Futures		$13	$—	$—	$13

MidCap S&P 400 Index Fund
Common Stocks*		$1,015,493	$—	$—	$1,015,493
Investment Companies		25,620	—	—	25,620
	Total investments in securities $	1,041,113	$—	$—	$1,041,113
Liabilities
Equity Contracts**
Futures		$(5)	$—	$—	$(5)

MidCap Value Fund I
Common Stocks*		$1,526,447	$—	$—	$1,526,447
Investment Companies		52,226	—	—	52,226
	Total investments in securities $	1,578,673	$—	$—	$1,578,673
Liabilities
Equity Contracts**
Futures		$(146)	$—	$—	$(146)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other Significant Observable Inputs
		Level 1 - Quoted		Level 3 - Significant
Fund		Prices		Unobservable Inputs	Totals (Level 1,2,3)

MidCap Value Fund III
Common Stocks*		$816,474	$—	$—	$816,474
Investment Companies		31,570	—	—	31,570
	Total investments in securities $	848,044	$—	$—	$848,044
Assets
Equity Contracts**
Futures		$188	$—	$—	$188

Money Market Fund
Bonds		$—	$154,102	$—	$154,102
Certificate of Deposit		—	31,400	—	31,400
Commercial Paper		—	704,314	—	704,314
Investment Companies		55,550	—	—	55,550
Municipal Bonds		—	64,135	—	64,135
Repurchase Agreements		—	51,060	—	51,060
	Total investments in securities $	55,550	$1,005,011	$—	$1,060,561

Overseas Fund
Common Stocks
Basic Materials		$—	$193,442	$—	$193,442
Communications		—	185,088	—	185,088
Consumer, Cyclical		18,755	251,879	—	270,634
Consumer, Non-cyclical		24,356	389,613	—	413,969
Diversified		—	11,267	—	11,267
Energy		16,885	224,725	—	241,610
Financial		—	670,341	—	670,341
Industrial		31,685	358,095	—	389,780
Technology		—	39,624	—	39,624
Utilities		—	94,394	—	94,394
Investment Companies		106,982	—	—	106,982
Preferred Stocks
Consumer, Cyclical		—	2,708	—	2,708
	Total investments in securities $	198,663	$2,421,176	$—	$2,619,839
Assets
Equity Contracts**
Futures		$3,249	$—	$—	$3,249

Principal Capital Appreciation Fund
Common Stocks*		$2,327,401	$—	$—	$2,327,401
Investment Companies		53,288	—	—	53,288
	Total investments in securities $	2,380,689	$—	$—	$2,380,689

Principal LifeTime 2010 Fund
Investment Companies		$1,665,558	$—	$—	$1,665,558
	Total investments in securities $	1,665,558	$—	$—	$1,665,558

Principal LifeTime 2015 Fund
Investment Companies		$1,038,754	$—	$—	$1,038,754
	Total investments in securities $	1,038,754	$—	$—	$1,038,754

Principal LifeTime 2020 Fund
Investment Companies		$6,670,160	$—	$—	$6,670,160
	Total investments in securities $	6,670,160	$—	$—	$6,670,160

Principal LifeTime 2025 Fund
Investment Companies		$1,604,529	$—	$—	$1,604,529
	Total investments in securities $	1,604,529	$—	$—	$1,604,529

Principal LifeTime 2030 Fund
Investment Companies		$6,593,500	$—	$—	$6,593,500
	Total investments in securities $	6,593,500	$—	$—	$6,593,500

Principal LifeTime 2035 Fund
Investment Companies		$1,118,591	$—	$—	$1,118,591
	Total investments in securities $	1,118,591	$—	$—	$1,118,591

Principal LifeTime 2040 Fund
Investment Companies		$4,205,329	$—	$—	$4,205,329
	Total investments in securities $	4,205,329	$—	$—	$4,205,329

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other Significant Observable Inputs		Totals (Level 1,2,3)
		Level 1 - Quoted		Level 3 - Significant
Fund		Prices		Unobservable Inputs

Principal LifeTime 2045 Fund
Investment Companies		$643,773	$—	$—	$643,773
	Total investments in securities $	643,773	$—	$—	$643,773

Principal LifeTime 2050 Fund
Investment Companies		$2,038,909	$—	$—	$2,038,909
	Total investments in securities $	2,038,909	$—	$—	$2,038,909

Principal LifeTime 2055 Fund
Investment Companies		$141,443	$—	$—	$141,443
	Total investments in securities $	141,443	$—	$—	$141,443

Principal LifeTime 2060 Fund
Investment Companies		$18,184	$—	$—	$18,184
	Total investments in securities $	18,184	$—	$—	$18,184

Principal LifeTime Strategic Income Fund
Investment Companies		$798,073	$—	$—	$798,073
	Total investments in securities $	798,073	$—	$—	$798,073

Real Estate Securities Fund
Common Stocks*		$1,592,843	$—	$—	$1,592,843
Investment Companies		19,504	—	—	19,504
	Total investments in securities $	1,612,347	$—	$—	$1,612,347

SAM Balanced Portfolio
Investment Companies		$4,725,839	$—	$—	$4,725,839
	Total investments in securities $	4,725,839	$—	$—	$4,725,839

SAM Conservative Balanced Portfolio
Investment Companies		$1,574,871	$—	$—	$1,574,871
	Total investments in securities $	1,574,871	$—	$—	$1,574,871

SAM Conservative Growth Portfolio
Investment Companies		$3,173,814	$—	$—	$3,173,814
	Total investments in securities $	3,173,814	$—	$—	$3,173,814

SAM Flexible Income Portfolio
Investment Companies		$1,919,511	$—	$—	$1,919,511
	Total investments in securities $	1,919,511	$—	$—	$1,919,511

SAM Strategic Growth Portfolio
Investment Companies		$1,962,753	$—	$—	$1,962,753
	Total investments in securities $	1,962,753	$—	$—	$1,962,753

Short-Term Income Fund
Bonds		$—	$2,102,685	$14,000	$2,116,685
Investment Companies		2,639	—	—	2,639
U.S. Government & Government Agency Obligations		—	36,762	—	36,762
	Total investments in securities $	2,639	$2,139,447	$14,000	$2,156,086

SmallCap Blend Fund
Common Stocks*		$509,995	$—	$—	$509,995
Investment Companies		1,555	—	—	1,555
	Total investments in securities $	511,550	$—	$—	$511,550
Liabilities
Equity Contracts**
Futures		$(20)	$—	$—	$(20)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other Significant Observable Inputs
		Level 1 - Quoted		Level 3 - Significant
Fund		Prices		Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$42,554	$—	$—	$42,554
Communications		150,617	15	—	150,632
Consumer, Cyclical		241,386	—	—	241,386
Consumer, Non-cyclical		547,314	—	—	547,314
Diversified		2,055	—	—	2,055
Energy		83,541	—	—	83,541
Financial		125,253	—	—	125,253
Industrial		321,909	—	—	321,909
Technology		350,716	—	—	350,716
Utilities		356	—	—	356
Investment Companies		158,429	—	—	158,429
	Total investments in securities $	2,024,130	$15	$—	$2,024,145

Liabilities
Equity Contracts**
Futures		$(2,303)	$—	$—	$(2,303)

SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials		$51,843	$—	$—	$51,843
Communications		43,718	—	—	43,718
Consumer, Cyclical		163,544	—	—	163,544
Consumer, Non-cyclical		171,721	—	—	171,721
Energy		50,349	—	—	50,349
Exchange Traded Funds		12,231	—	—	12,231
Financial		215,688	—	—	215,688
Industrial		188,983	—	—	188,983
Technology		105,377	1,747	—	107,124
Utilities		38,892	—	—	38,892
Investment Companies		48,187	—	—	48,187
	Total investments in securities $	1,090,533	$1,747	$—	$1,092,280
Liabilities
Equity Contracts**
Futures		$(97)	$—	$—	$(97)

SmallCap Value Fund II
Common Stocks
Basic Materials		$56,460	$—	$—	$56,460
Communications		59,859	167	—	60,026
Consumer, Cyclical		197,198	66	—	197,264
Consumer, Non-cyclical		191,337	—	64	191,401
Diversified		1,170	—	—	1,170
Energy		120,325	—	—	120,325
Financial		421,862	113	3	421,978
Government		153	—	—	153
Industrial		261,569	6	—	261,575
Technology		162,795	387	—	163,182
Utilities		26,370	—	—	26,370
Investment Companies		65,992	—	—	65,992
	Total investments in securities $	1,565,090	$739	$67	$1,565,896
Liabilities
Equity Contracts**
Futures		$(902)	$—	$—	$(902)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

	Asset	Fair Value as of	Valuation
Fund	Type	April 30, 2014	Technique	Unobservable input	Input Values(s)
Government & High Quality Bond	Bonds	$7,066	Third Party	Broker Quote	$104.58
Fund			Vendor
	Bonds	19,991	Indicative Market	Broker Quote	99.98-101.82
			Quotations
		27,057

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts showninthousands):

			Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)

										Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2014
	Value	Realized			Proceeds	Transfers	Transfers		Value
	October 31,	Gain/			from	into Level	Out of		April 30,
Fund	2013	(Loss)		Purchases	Sales	3*	Level 3**		2014
Government & High Quality Bond Fund
Bonds	$19,893	$ —	$223	$20,084	$(108)	$—	$(13,035	) $	27,057	$226
	Total $19,893	$ —	$223	$20,084	$(108)	$—	$(13,035	) $	27,057	$226

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

During the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

m

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Funds					Net Assets of Funds
	First	Next	Next	Over		First	Next	Next	Over
	$500	$500	$500	$1.5		$500	$500	$500	$1.5
	million	million	million	billion		million	million	million	billion
Global Real Estate Securities Fund	.90%	.88%	.86%	.85%	MidCap Value Fund III	.65%	.63%	.61%	.60%
Inflation Protection Fund	.40	.38	.36	.35	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Value Fund II	1.00	.98	.96	.95
MidCap Growth Fund	.65	.63	.61	.60
MidCap Growth Fund III	1.00	.96	.94	.92

			Net Assets of Funds
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Over $3
	million	million	million	million	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
High Yield Fund I	.65	.63	.61	.60	.59	.58
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.97	.95	.93	.92	.91	.90
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Growth Fund II	.89	.87	.85	.84	.83	.82
LargeCap Value Fund	.45	.43	.41	.40	.39	.38
LargeCap Value Fund I	.80	.78	.76	.75	.74	.73
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Fund	.65	.63	.61	.60	.59	.58
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Overseas Fund	1.10	1.08	1.06	1.05	1.04	1.03
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78
SmallCap Growth Fund I	1.10	1.08	1.06	1.05	1.04	1.03

	Net Assets of Fund (in millions)					Net Assets of Fund (in billions)
	First $250	Over $	250			First $2	Next $	1	Over $3
High Yield Fund	.625%		.50%		Income Fund	.50%		.44%	.43%

	Net Assets of Fund (in millions)							Net Assets of Fund
						First		Next
	First		Next	Over		$500		$500	Over
	$200		$300	$500		million		million	$1 billion
Short-Term Income Fund	.50%		.45%	.40%	Principal Capital Appreciation Fund	.625%		.50%	.375%

	Net Assets of Fund (in billions)					Net Assets of Fund (in millions)
						First	Next	Over
	First $2	Over $2				$250	$250	$500
Government & High Quality Bond Fund	.50%	.45%		Equity Income Fund		.60%	.55%	.50%

Net Assets of Fund

	First	Next	Next	Next	Over
	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

		All Net Assets
LargeCap S&P 500 Index Fund			.15%
MidCap S&P 400 Index Fund			.15
SmallCap S&P 600 Index Fund			.15

		Net Assets of Fund (in millions)
	First	Next	Next	Next	Next
	$500	$500	$500	$500	$500	Over
	million	million	million	million	million	$2.5 billion
Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2013 through April 30,2014
	Class A		Class B	Class C		Class J	Institutional	Expiration
Bond & Mortgage Securities Fund	.88%		1.60%	1.75%		N/A	N/A	February 28, 2015
Diversified International Fund	N/A		2.47	2.08		N/A	N/A	February 28, 2015
Equity Income Fund	N/A		1.97	N/A		N/A	N/A	February 28, 2015
Global Diversified Income Fund	1.25	*	N/A	2.00	*	N/A	N/A	February 28, 2015
Global Real Estate Securities Fund	1.45		N/A	2.20		N/A	1.00%	February 28, 2015
Government & High Quality Bond Fund	.88		1.65	1.63		1.00%	N/A	February 28, 2015
High Yield Fund	N/A		1.92	N/A		N/A	.61	February 28, 2015
High Yield Fund I	1.05		N/A	N/A		N/A	N/A	February 28, 2015
Income Fund	N/A		1.90	N/A		1.10	N/A	February 28, 2015
Inflation Protection Fund	.90		N/A	1.65		1.15	N/A	February 28, 2015
International Emerging Markets Fund	1.78		2.78	2.80		N/A	N/A	February 28, 2015
LargeCap Growth Fund	N/A		2.25	N/A		N/A	N/A	February 28, 2015
LargeCap Growth Fund I	1.25		N/A	N/A		N/A	N/A	February 28, 2015
LargeCap S&P 500 Index Fund	.70	*	N/A	1.30		N/A	N/A	February 28, 2015
LargeCap Value Fund	N/A		2.00	1.70		N/A	N/A	February 28, 2015
MidCap Fund	N/A		2.09	1.95	*	N/A	N/A	February 28, 2015
MidCap Growth Fund	N/A		N/A	N/A		N/A	.75	February 28, 2015
MidCap S&P 400 Index Fund	N/A		N/A	N/A		N/A	.25	February 28, 2015
MidCap Value Fund III	N/A		N/A	N/A		N/A	.736	February 28, 2015
Money Market Fund	N/A		1.55	1.79		N/A	N/A	February 28, 2015
Principal Capital Appreciation Fund	N/A		1.99	1.82		N/A	N/A	February 28, 2015
Principal LifeTime 2010 Fund	.41		N/A	N/A		N/A	N/A	February 28, 2015
Principal LifeTime 2020 Fund	.41		1.16	N/A		N/A	N/A	February 28, 2015
Principal LifeTime 2030 Fund	.41		1.16	N/A		N/A	N/A	February 28, 2015
Principal LifeTime 2040 Fund	.41		1.16	N/A		N/A	N/A	February 28, 2015
Principal LifeTime 2050 Fund	.41		1.16	N/A		N/A	N/A	February 28, 2015
Principal LifeTime 2055 Fund	N/A		N/A	N/A		N/A	.13	February 28, 2015
Principal LifeTime 2060 Fund	N/A		N/A	N/A		.41	.13	February 28, 2015
Principal LifeTime Strategic Income Fund	.41		1.16	N/A		N/A	N/A	February 28, 2015
Real Estate Securities Fund	1.45	*	2.20	2.20		N/A	N/A	February 28, 2015
SAM Balanced Portfolio	N/A		1.70	N/A		N/A	N/A	February 28, 2015

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Period from November 1, 2013 through April 30,2014
	Class A	Class B	Class C		Class J		Institutional		Expiration
SAM Conservative Balanced Portfolio	.63%	1.38%	1.38%		.63%		N/A		February 28, 2015
SAM Conservative Growth Portfolio	N/A	1.71	N/A		N/A		N/A		February 28, 2015
SAM Flexible Income Portfolio	N/A	1.69	N/A		N/A		N/A		February 28, 2015
SAM Strategic Growth Portfolio	N/A	1.75	N/A		N/A		N/A		February 28, 2015
Short-Term Income Fund	N/A	N/A	1.67	*	N/A		N/A		February 28, 2015
SmallCap Blend Fund	1.35	2.29	2.08		N/A		.80%		February 28, 2015
SmallCap Growth Fund I	N/A	N/A	N/A		1.50	**	1.02	**	February 28, 2016
SmallCap S&P 600 Index Fund	N/A	N/A	N/A		N/A		.25		February 28, 2015
SmallCap Value Fund II	N/A	N/A	N/A		1.926	*	N/A		February 28, 2015

*	Expired February 28, 2014.
**	Period from April 28, 2014 to April 30, 2014.

			Period from November 1, 2013 through April 30,2014
	R-1		R-2		R-3		R-4		R-5		Expiration
Government & High Quality Bond Fund	1.29%		1.16%		.98%		.79%		.67%		February 28, 2015
Principal LifeTime 2055 Fund	.96		.83		.65		.46		.34		February 28, 2015
Principal LifeTime 2060 Fund	.96		.83		.65		.46		.34		February 28, 2015
Short-Term Income Fund	1.30		1.18		.99		.79		.68		February 28, 2015
SmallCap Growth Fund I	1.88	*	1.75	*	1.57	*	1.38	*	1.26	*	February 28, 2016

* Period from April 28, 2014 to April 30, 2014.

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2015. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

International Fund I	.046%	MidCap Growth Fund III	.022%
LargeCap Blend Fund II	.018	MidCap Value Fund I	.060	*
LargeCap Growth Fund II	.014	Overseas Fund	.030
LargeCap Value Fund I	.014	SmallCap Growth Fund I	.072	**
LargeCap Value Fund III	.012

*	Prior to March 1, 2014, the expense limit was .020%.
**	Prior to March 1, 2014, the expense limit was .022%

In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees through the period ending February 28, 2016. The expense limit will reduce the Fund's management and investment advisory fees by the following amounts:

LargeCap Growth Fund I	.016%
MidCap Value Fund III	.014
SmallCap Value Fund II	.024

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2015. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has voluntarily agreed to limit certain of the Fund’s expenses attributable to Class J shares of Bond & Mortgage Securities Fund and Short-Term Income Fund by paying, if necessary, expenses normally payable by the Fund, excluding interest expense. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .99% and 1.00%, respectively. The expense limit may be terminated at any time.

The Manager had contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2014.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .25%*, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

* Prior to January 1, 2014, the annual rate for Class J was .45% (with the exception of Money Market Fund whose annual rate for Class J was .25%).

Effective December 30, 2013, the Distributor has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares through February 28, 2015. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. Prior to December 30, 2013, the limit was .25% (with the exception of Money Market Fund).

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C shares, respectively. The expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2014, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$27	$–	$–	$5
Diversified International Fund	88	–	1	4
Equity Income Fund	184	–	6	N/A
Global Diversified Income Fund	555	N/A	285	N/A
Global Real Estate Securities Fund	31	N/A	8	N/A
Government & High Quality Bond Fund	50	1	13	17
High Yield Fund	101	4	20	N/A
High Yield Fund I	9	N/A	N/A	N/A
Income Fund	42	1	7	10
Inflation Protection Fund	2	N/A	–	–
International Emerging Markets Fund	67	–	1	8
LargeCap Blend Fund II	N/A	N/A	N/A	1
LargeCap Growth Fund	123	–	1	1
LargeCap Growth Fund I	22	N/A	N/A	5
LargeCap Growth Fund II	N/A	N/A	N/A	–
LargeCap S&P 500 Index Fund	88	N/A	2	16
LargeCap Value Fund	60	–	–	3
LargeCap Value Fund III	N/A	N/A	N/A	–
MidCap Fund	227	–	42	10
MidCap Growth Fund	N/A	N/A	N/A	–
MidCap Growth Fund III	N/A	N/A	N/A	1
MidCap S&P 400 Index Fund	N/A	N/A	N/A	5
MidCap Value Fund I	N/A	N/A	N/A	1
MidCap Value Fund III	N/A	N/A	N/A	2
Money Market Fund	1	1	5	47
Principal Capital Appreciation Fund	147	1	2	N/A
Principal LifeTime 2010 Fund	20	N/A	N/A	25
Principal LifeTime 2020 Fund	97	–	N/A	77
Principal LifeTime 2030 Fund	148	–	N/A	88
Principal LifeTime 2040 Fund	131	–	N/A	61
Principal LifeTime 2050 Fund	93	–	N/A	13
Principal LifeTime 2060 Fund	N/A	N/A	N/A	–
Principal LifeTime Strategic Income Fund	13	N/A	N/A	6
Real Estate Securities Fund	76	1	2	3
SAM Balanced Portfolio	983	5	29	111
SAM Conservative Balanced Portfolio	419	1	17	46
SAM Conservative Growth Portfolio	711	4	11	44
SAM Flexible Income Portfolio	439	1	25	106
SAM Strategic Growth Portfolio	484	3	9	32
Short-Term Income Fund	113	N/A	15	36
SmallCap Blend Fund	96	–	1	2
SmallCap Growth Fund I	N/A	N/A	N/A	1
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	6
SmallCap Value Fund II	N/A	N/A	N/A	2

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

Affiliated Ownership. At April 30, 2014, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insur40ance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Bond & Mortgage Securities Fund	–	–	16,495	–	–	–	–	–
Core Plus Bond Fund I	N/A	N/A	142,981	–	–	–	–	–
Diversified International Fund	–	–	121,028	–	–	–	–	–
Equity Income Fund	–	N/A	59,203	–	–	–	–	–
Global Diversified Income Fund	–	N/A	2	N/A	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	–	N/A	42,740	N/A	N/A	N/A	N/A	N/A
Government & High Quality Bond Fund	–	–	14	–	–	–	–	–
High Yield Fund	–	N/A	325	N/A	N/A	N/A	N/A	N/A
High Yield Fund I	1	N/A	94,341	N/A	N/A	N/A	N/A	N/A
Income Fund	46	–	22,908	–	–	–	–	–
Inflation Protection Fund	–	–	41,134	–	–	–	–	–
International Emerging Markets Fund	–	–	15,179	–	–	–	–	–
International Fund I	N/A	N/A	21,948	–	–	–	–	–
LargeCap Blend Fund II	N/A	–	41,954	–	–	–	–	–
LargeCap Growth Fund	–	–	10,078	–	–	–	–	–
LargeCap Growth Fund I	1	–	189,029	–	–	–	–	–
LargeCap Growth Fund II	N/A	–	74,122	–	–	–	–	–
LargeCap S&P 500 Index Fund	–	–	83	–	–	–	–	–
LargeCap Value Fund	–	–	8,631	–	–	–	–	–
LargeCap Value Fund I	N/A	N/A	22,575	–	–	–	–	–
LargeCap Value Fund III	N/A	–	17,603	–	–	–	–	–
MidCap Fund	–	–	5	–	–	–	–	–
MidCap Growth Fund III	N/A	–	56,153	–	–	–	–	–
MidCap S&P 400 Index Fund	N/A	–	2	–	–	–	–	–
MidCap Value Fund I	N/A	–	74,769	–	–	–	–	–
Money Market Fund	669	–	3,511	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	N/A	52,141	1	1	1	1	1
Principal Capital Appreciation Fund	–	N/A	4,625	–	–	–	–	–
Principal LifeTime 2010 Fund	–	–	67,291	–	–	–	–	–
Principal LifeTime 2015 Fund	N/A	N/A	40,571	–	–	–	–	–
Principal LifeTime 2020 Fund	–	–	250,320	–	–	–	–	–
Principal LifeTime 2025 Fund	N/A	N/A	63,121	–	–	–	–	–
Principal LifeTime 2030 Fund	–	–	251,815	–	–	–	–	–
Principal LifeTime 2035 Fund	N/A	N/A	44,567	–	–	–	–	–
Principal LifeTime 2040 Fund	–	–	159,377	–	–	–	–	–
Principal LifeTime 2045 Fund	N/A	N/A	25,491	–	–	–	–	–
Principal LifeTime 2050 Fund	–	–	88,267	–	–	–	–	–
Principal LifeTime 2055 Fund	N/A	N/A	7,050	–	–	–	–	–
Principal LifeTime 2060 Fund	N/A	1	1,056	1	1	1	1	1
Principal LifeTime Strategic Income Fund	–	–	41,529	–	–	–	–	–
SAM Balanced Portfolio	–	–	46,960	–	–	–	–	–
SAM Conservative Balanced Portfolio	–	–	22,788	–	–	–	–	–
SAM Conservative Growth Portfolio	–	–	27,771	–	–	–	–	–
SAM Flexible Income Portfolio	–	–	13,286	–	–	–	–	–
SAM Strategic Growth Portfolio	–	–	12,641	–	–	–	–	–
Short-Term Income Fund	–	–	41,675	–	–	–	–	–
SmallCap Blend Fund	–	–	2,895	–	–	–	–	–
SmallCap Growth Fund I	N/A	–	61,787	–	–	–	–	–
SmallCap S&P 600 Index Fund	N/A	–	4	–	–	–	–	–
SmallCap Value Fund II	N/A	–	39,735	–	–	–	–	–

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $173,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2014. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

Period Ended
April 30, 2014
MidCap Value Fund I	$8

6. Investment Transactions

For the period ended April, 30, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$1,998,253	$1,810,583	Overseas Fund	$670,853	$459,296
Core Plus Bond Fund I	4,460,963	4,651,115	Principal Capital Appreciation Fund	79,688	117,676
Diversified International Fund	2,227,930	1,984,984	Principal LifeTime 2010 Fund	159,683	179,924
Equity Income Fund	334,782	385,059	Principal LifeTime 2015 Fund	133,287	101,758
Global Diversified Income Fund	3,720,957	3,397,714	Principal LifeTime 2020 Fund	797,127	563,424
Global Real Estate Securities Fund	498,362	272,442	Principal LifeTime 2025 Fund	268,522	109,118
Government & High Quality Bond Fund	235,098	322,752	Principal LifeTime 2030 Fund	846,755	497,579
High Yield Fund	1,233,722	1,164,301	Principal LifeTime 2035 Fund	193,539	79,317
High Yield Fund I	545,999	341,996	Principal LifeTime 2040 Fund	543,010	282,616
Income Fund	129,164	142,148	Principal LifeTime 2045 Fund	118,493	38,230
Inflation Protection Fund	1,757	1,321	Principal LifeTime 2050 Fund	321,677	153,519
International Emerging Markets Fund	1,211,068	1,133,636	Principal LifeTime 2055 Fund	37,207	9,183
International Fund I	140,519	396,216	Principal LifeTime 2060 Fund	18,142	993
LargeCap Blend Fund II	123,213	207,884	Principal LifeTime Strategic Income Fund	72,423	55,030
LargeCap Growth Fund	1,010,915	1,123,225	Real Estate Securities Fund	224,854	135,552
LargeCap Growth Fund I	1,474,628	1,425,769	SAM Balanced Portfolio	266,922	66,323
LargeCap Growth Fund II	452,484	564,263	SAM Conservative Balanced Portfolio	122,902	21,220
LargeCap S&P 500 Index Fund	168,615	162,239	SAM Conservative Growth Portfolio	186,100	50,109
LargeCap Value Fund	2,117,094	2,093,571	SAM Flexible Income Portfolio	123,833	27,952
LargeCap Value Fund I	46,564	637,309	SAM Strategic Growth Portfolio	123,406	48,840
LargeCap Value Fund III	1,143,512	489,478	Short-Term Income Fund	762,846	378,360
MidCap Fund	1,109,663	589,832	SmallCap Blend Fund	194,863	192,170
MidCap Growth Fund	124,533	135,489	SmallCap Growth Fund I	569,762	659,601
MidCap Growth Fund III	1,395,127	1,509,726	SmallCap S&P 600 Index Fund	153,809	76,580
MidCap S&P 400 Index Fund	144,618	56,171	SmallCap Value Fund II	298,002	371,069
MidCap Value Fund I	602,470	674,206
MidCap Value Fund III	310,348	286,361

In addition Core Plus Bond Fund I and Global Diversified Income Fund had $420,523,000 and $602,733,000 of covers on securities sold short and $420,508,000 and $588,617,000 of securities sold short, respectively.

For the period ended April 30, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$785,674	$760,404
Core Plus Bond Fund I	1,965,049	1,773,517
Government & High Quality Bond Fund	113,617	83,695
Income Fund	81,284	88
Inflation Protection Fund	518,952	323,798
Short-Term Income Fund	60,036	41,761

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended Aoril 30, 2014 and October 31, 2013 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2014	2013		2014	2013	*
Bond & Mortgage Securities Fund	$30,979	$57,577	$	— $	—
Core Plus Bond Fund I	78,342	111,514		—	40,004
Diversified International Fund	95,806	73,597		—	—
Equity Income Fund	64,624	131,857		—	—
Global Diversified Income Fund	193,305	347,714		—	32,733
Global Real Estate Securities Fund	57,286	86,894		21,419	—
Government & High Quality Bond Fund	26,518	56,413		—	—
High Yield Fund	150,077	274,152		58,799	6,376
High Yield Fund I	53,328	163,077		20,365	21,642
Income Fund	48,470	97,119		—	—
Inflation Protection Fund	1,727	3,836		12,751	—
International Emerging Markets Fund	14,005	21,495		—	—
International Fund I	9,947	21,369		—	—
LargeCap Blend Fund II	8,643	16,554		171,065	—
LargeCap Growth Fund	8,242	14,845		321,764	—
LargeCap Growth Fund I	38,663	26,487		390,816	213,062
LargeCap Growth Fund II	8,291	10,801		101,948	16,901
LargeCap S&P 500 Index Fund	58,505	52,369		—	—
LargeCap Value Fund	116,880	38,399		210,785	—
LargeCap Value Fund I	100,745	45,391		—	—
LargeCap Value Fund III	15,570	17,208		—	—
MidCap Fund	35,728	43,351		134,118	54,110
MidCap Growth Fund	15,534	—		10,394	5,431
MidCap Growth Fund III	84,836	8		181,041	35,302
MidCap S&P 400 Index Fund	12,037	8,569		25,514	17,357
MidCap Value Fund I	135,663	20,031		206,580	—
MidCap Value Fund III	14,320	1,226		16,360	—
Overseas Fund	62,306	37,311		85,340	—
Principal Capital Appreciation Fund	22,458	26,732		48,623	20,368
Principal LifeTime 2010 Fund	31,301	39,103		—	—
Principal LifeTime 2015 Fund	22,031	20,116		29,808	15,062
Principal LifeTime 2020 Fund	118,013	124,847		65,974	—
Principal LifeTime 2025 Fund	34,152	23,023		48,463	21,101
Principal LifeTime 2030 Fund	116,319	112,077		82,514	—
Principal LifeTime 2035 Fund	23,974	14,556		30,601	12,300
Principal LifeTime 2040 Fund	70,619	66,204		96,482	—
Principal LifeTime 2045 Fund	13,518	7,567		15,828	5,279
Principal LifeTime 2050 Fund	34,006	28,890		53,246	—
Principal LifeTime 2055 Fund	2,899	1,343		2,645	690
Principal LifeTime 2060 Fund	15	—		—	—
Principal LifeTime Strategic Income Fund	16,102	19,423		—	—
Real Estate Securities Fund	15,474	19,817		184,685	—
SAM Balanced Portfolio	55,971	70,865		72,822	—
SAM Conservative Balanced Portfolio	20,178	28,780		28,155	6,496
SAM Conservative Growth Portfolio	37,744	37,712		26,302	—
SAM Flexible Income Portfolio	26,726	44,989		27,526	14,269
SAM Strategic Growth Portfolio	19,180	17,084		13,887	—
Short-Term Income Fund	15,558	23,658		979	—
SmallCap Blend Fund	3,046	1,547		32,756	2,003
SmallCap Growth Fund I	28,502	—		163,164	87,990
SmallCap S&P 600 Index Fund	5,999	6,771		24,447	—
SmallCap Value Fund II	7,270	14,153		98,503	—

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2013, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

				Net		Total
	Undistributed	Undistributed		Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Bond & Mortgage Securities Fund	$3,517	$—	$(153,538)	$13,045	$(512)	$(137,488)
Core Plus Bond Fund I	64,903	—	(6,357)	85,827	(2,835)	141,538
Diversified International Fund	90,734	—	(652,568)	853,611	—	291,777
Equity Income Fund	1,811	—	(513,612)	1,546,004	—	1,034,203
Global Diversified Income Fund	25,195	—	(7,363)	329,701	(256)	347,277
Global Real Estate Securities Fund	46,657	21,404	(917)	129,970	—	197,114
Government & High Quality Bond Fund	1,253	—	(67,166)	(869)	—	(66,782)
High Yield Fund	30,648	58,787	—	74,019	(1,328)	162,126
High Yield Fund I	10,033	20,355	—	37,496	(315)	67,569
Income Fund	1,599	—	(46,044)	79,596	—	35,151
Inflation Protection Fund	1,686	12,743	—	(30,611)	(22)	(16,204)
International Emerging Markets Fund	13,592	—	(88,404)	137,867	—	63,055
International Fund I	9,656	—	(398,637)	99,283	—	(289,698)
LargeCap Blend Fund II	6,787	171,059	—	133,099	—	310,945
LargeCap Growth Fund	5,367	321,752	—	758,943	—	1,086,062
LargeCap Growth Fund I	34,391	390,804	—	1,862,555	—	2,287,750
LargeCap Growth Fund II	6,410	101,945	(56,904)	254,285	—	305,736
LargeCap S&P 500 Index Fund	44,124	—	(156,135)	1,163,035	—	1,051,024
LargeCap Value Fund	104,793	210,786	—	384,494	—	700,073
LargeCap Value Fund I	99,173	334,362	—	110,469	(2,754)	541,250
LargeCap Value Fund III	8,998	—	(293,692)	171,031	—	(113,663)
MidCap Fund	31,535	134,095	—	1,823,108	—	1,988,738
MidCap Growth Fund	15,532	10,396	—	15,144	—	41,072
MidCap Growth Fund III	84,829	181,031	—	287,294	—	553,154
MidCap S&P 400 Index Fund	9,825	25,511	—	226,374	—	261,710
MidCap Value Fund I	132,650	206,466	—	200,456	—	539,572
MidCap Value Fund III	11,634	16,354	—	104,914	—	132,902
Money Market Fund	—	—	(41,459)	—	(2)	(41,461)
Overseas Fund	60,234	85,333	—	357,942	—	503,509
Principal Capital Appreciation Fund	17,396	48,619	(27,312)	944,668	—	983,371
Principal LifeTime 2010 Fund	9,905	—	(98,595)	190,280	—	101,590
Principal LifeTime 2015 Fund	7,772	29,806	—	170,582	—	208,160
Principal LifeTime 2020 Fund	17,621	65,945	—	895,319	—	978,885
Principal LifeTime 2025 Fund	10,427	48,454	—	257,862	—	316,743
Principal LifeTime 2030 Fund	12,578	82,504	—	1,052,951	—	1,148,033
Principal LifeTime 2035 Fund	7,114	30,594	—	200,985	—	238,693
Principal LifeTime 2040 Fund	5,050	96,457	—	751,181	—	852,688
Principal LifeTime 2045 Fund	3,949	15,826	—	109,044	—	128,819
Principal LifeTime 2050 Fund	2,551	53,240	—	356,068	—	411,859
Principal LifeTime 2055 Fund	916	2,645	—	19,228	—	22,789
Principal LifeTime 2060 Fund	1	—	—	50	—	51
Principal LifeTime Strategic Income Fund	6,652	—	(43,508)	67,445	—	30,589
Real Estate Securities Fund	10,962	184,234	—	318,573	—	513,769
SAM Balanced Portfolio	1,728	72,810	—	847,388	—	921,926
SAM Conservative Balanced Portfolio	1,839	28,147	—	190,288	—	220,274
SAM Conservative Growth Portfolio	5,742	26,287	—	693,855	—	725,884
SAM Flexible Income Portfolio	180	27,512	—	159,933	—	187,625
SAM Strategic Growth Portfolio	6,799	13,886	—	460,422	—	481,107
Short-Term Income Fund	2,859	975	(26,507)	23,312	(904)	(265)
SmallCap Blend Fund	2,895	32,757	(17,727)	118,106	—	136,031
SmallCap Growth Fund I	28,490	163,161	—	453,775	—	645,426
SmallCap S&P 600 Index Fund	3,845	24,441	—	233,978	—	262,264
SmallCap Value Fund II	5,206	98,436	—	280,833	—	384,475

* Represents book-to-tax accounting differences.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2013, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:					No Expiration
								Short-	Long-		Annual
	2014		2015	2016	2017	2018	2019	Term	Term	Total	Limitations*
Bond & Mortgage Securities Fund	$—	$	— $	—	$133,521	$—	$20,017	$—	$—	$153,538	$—
Core Plus Bond Fund I	—		—	—	—	—	—	6,357	—	6,357	—
Diversified International Fund	—		79,119	104,394	469,054	—	—	—	—	652,567	38,411
Equity Income Fund	—		—	99,617	407,289	—	6,706	—	—	513,612	—
Global Diversified Income Fund	—		—	—	—	—	—	7,363	—	7,363	—
Global Real Estate Securities Fund	—		—	—	800	117	—	—	—	917	200
Government & High Quality Bond Fund	6,007		3,147	55,498	2,385	—	—	129	—	67,166	—
Income Fund	1,046		2,036	—	18,489	8,587	13,420	2,467	—	46,045	—
International Emerging Markets Fund	—		—	—	68,739	—	—	19,664	—	88,403	—
International Fund I	—		—	126,186	272,451	—	—	—	—	398,637	—
LargeCap Growth Fund II	—		—	—	56,904	—	—	—	—	56,904	—
LargeCap S&P 500 Index Fund	—		—	137,804	18,331	—	—	—	—	156,135	75,683
LargeCap Value Fund III	—		—	—	293,692	—	—	—	—	293,692	—
Money Market Fund	13		3,000	35,477	2,969	—	—	—	—	41,459	5,612
Principal Capital Appreciation Fund	—		18,208	9,104	—	—	—	—	—	27,312	9,104
Principal LifeTime 2010 Fund	—		—	—	—	98,595	—	—	—	98,595	—
Principal LifeTime Strategic Income Fund	—		—	—	11,374	32,134	—	—	—	43,508	—
Short-Term Income Fund	—		—	10,959	15,548	—	—	—	—	26,507	5,314
SmallCap Blend Fund	—		—	17,727	—	—	—	—	—	17,727	5,909

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

As of October 31, 2013, the following funds had utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Bond & Mortgage Securities Fund	$4,041
Diversified International Fund	151,149
Equity Income Fund	85,068
Global Real Estate Securities Fund	200
Income Fund	11,310
Inflation Protection Fund	312
International Emerging Markets Fund	10,392
International Fund I	108,226
LargeCap Blend Fund II	57,293
LargeCap Growth Fund	99,611
LargeCap Growth Fund II	62,861
LargeCap S&P 500 Index Fund	41,546
LargeCap Value Fund	45,560
LargeCap Value Fund I	42,198
LargeCap Value Fund III	89,480
MidCap Value Fund I	11,855
MidCap Value Fund III	8,635
Money Market Fund	11
Overseas Fund	5,904
Principal Capital Appreciation Fund	9,104
Principal LifeTime 2010 Fund	23,783
Principal LifeTime 2020 Fund	144,100
Principal LifeTime 2030 Fund	114,800
Principal LifeTime 2040 Fund	31,799
Principal LifeTime 2050 Fund	8,387
Principal LifeTime Strategic Income Fund	5,854
Real Estate Securities Fund	22,680
SAM Balanced Portfolio	90,361
SAM Conservative Growth Portfolio	99,696
SAM Strategic Growth Portfolio	105,076
Short-Term Income Fund	8,121
SmallCap Blend Fund	20,945
SmallCap S&P 600 Index Fund	14,141
SmallCap Value Fund II	56,958

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2013, Money Market Fund had a late-year loss of $2,000 that it intends to defer to the next fiscal year.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain
	Investment Income	on Investments	Paid in Capital
Bond & Mortgage Securities Fund	$2,820	$(2,820)	$—
Core Plus Bond Fund I	35,836	(35,835)	(1)
Diversified International Fund	4,924	(4,924)	—
Equity Income Fund	3,859	(1,864)	(1,995)
Global Diversified Income Fund	23,189	(20,232)	(2,957)
Global Real Estate Securities Fund	22,543	(22,543)	—
Government & High Quality Bond Fund	13,887	(13,887)	—
High Yield Fund	4,444	(4,444)	—
High Yield Fund I	(767)	767	—
Income Fund	6,917	(6,917)	—
Inflation Protection Fund	(4,562)	4,562	—
International Emerging Markets Fund	(2,389)	2,389	—
International Fund I	1,347	(1,347)	—
LargeCap Blend Fund II	(132)	132	—
LargeCap Growth Fund	(358)	358	—
LargeCap Growth Fund II	(5)	5	—
LargeCap S&P 500 Index Fund	(11)	11	—
LargeCap Value Fund	(309)	309	—
MidCap Fund	4,303	(4,303)	—
MidCap Growth Fund	482	(482)	—
MidCap Growth Fund III	5,255	(5,255)	—
MidCap S&P 400 Index Fund	135	(135)	—
MidCap Value Fund I	(3)	3	—
Money Market Fund	(2)	2	—
Overseas Fund	(2,155)	2,155	—
Principal Capital Appreciation Fund	(29)	29	—
Principal LifeTime 2015 Fund	3	(3)	—
SAM Flexible Income Portfolio	7	17	(24)
Short-Term Income Fund	1	(1)	—
SmallCap Blend Fund	(86)	2,818	(2,732)
SmallCap Growth Fund I	13,845	(13,845)	—
SmallCap S&P 600 Index Fund	(3)	3	—
SmallCap Value Fund II	681	(681)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

7. Federal Tax Information (Continued)

FederalIncomeTaxBasis. At April 30, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Bond & Mortgage Securities Fund	$52,818	$(15,804)	$37,014	$2,874,954
Core Plus Bond Fund I	88,360	(18,660)	69,700	3,645,788
Diversified International Fund	954,933	(63,636)	891,297	4,385,438
Equity Income Fund	1,987,489	(88,672)	1,898,817	3,814,696
Global Diversified Income Fund	645,503	(100,957)	544,546	8,148,139
Global Real Estate Securities Fund	196,689	(32,868)	163,821	1,726,613
Government & High Quality Bond Fund	26,939	(28,730)	(1,791)	1,710,028
High Yield Fund	193,814	(94,656)	99,158	4,117,573
High Yield Fund I	59,492	(12,663)	46,829	1,709,713
Income Fund	126,438	(26,502)	99,936	2,485,971
Inflation Protection Fund	5,452	(23,899)	(18,447)	1,046,265
International Emerging Markets Fund	178,431	(70,829)	107,602	1,815,440
International Fund I	49,985	(6,768)	43,217	342,726
LargeCap Blend Fund II	131,963	(4,345)	127,618	520,831
LargeCap Growth Fund	728,986	(61,107)	667,879	2,408,156
LargeCap Growth Fund I	1,789,252	(75,587)	1,713,665	5,408,435
LargeCap Growth Fund II	219,323	(9,588)	209,735	996,121
LargeCap S&P 500 Index Fund	1,426,906	(55,848)	1,371,058	2,578,398
LargeCap Value Fund	457,574	(18,821)	438,753	3,062,615
LargeCap Value Fund I	25,150	(2,444)	22,706	175,726
LargeCap Value Fund III	286,948	(16,837)	270,111	2,330,769
MidCap Fund	2,018,103	(53,930)	1,964,173	6,152,359
MidCap Growth Fund	10,190	(5,465)	4,725	107,766
MidCap Growth Fund III	139,156	(66,793)	72,363	1,382,812
MidCap S&P 400 Index Fund	286,538	(31,313)	255,225	785,888
MidCap Value Fund I	225,569	(20,738)	204,831	1,373,842
MidCap Value Fund III	139,756	(8,843)	130,913	717,131
Money Market Fund	—	—	—	1,060,561
Overseas Fund	451,898	(61,525)	390,373	2,229,466
Principal Capital Appreciation Fund	1,080,831	(12,075)	1,068,756	1,311,933
Principal LifeTime 2010 Fund	212,023	(25,995)	186,028	1,479,530
Principal LifeTime 2015 Fund	171,865	(3,839)	168,026	870,728
Principal LifeTime 2020 Fund	959,728	(102,207)	857,521	5,812,639
Principal LifeTime 2025 Fund	257,012	(6,434)	250,578	1,353,951
Principal LifeTime 2030 Fund	1,091,726	(99,574)	992,152	5,601,348
Principal LifeTime 2035 Fund	194,119	(3,561)	190,558	928,033
Principal LifeTime 2040 Fund	762,477	(56,045)	706,432	3,498,897
Principal LifeTime 2045 Fund	105,588	(1,898)	103,690	540,083
Principal LifeTime 2050 Fund	359,956	(24,650)	335,306	1,703,603
Principal LifeTime 2055 Fund	19,102	(639)	18,463	122,980
Principal LifeTime 2060 Fund	379	(111)	268	17,916
Principal LifeTime Strategic Income Fund	77,683	(6,723)	70,960	727,113
Real Estate Securities Fund	432,523	(8,743)	423,780	1,188,567
SAM Balanced Portfolio	955,439	(3,329)	952,110	3,773,729
SAM Conservative Balanced Portfolio	217,401	(1,728)	215,673	1,359,198
SAM Conservative Growth Portfolio	762,541	(2,867)	759,674	2,414,140
SAM Flexible Income Portfolio	197,129	(4,332)	192,797	1,726,714
SAM Strategic Growth Portfolio	495,929	(4,164)	491,765	1,470,988
Short-Term Income Fund	28,443	(7,929)	20,514	2,135,572
SmallCap Blend Fund	122,438	(8,216)	114,222	397,328
SmallCap Growth Fund I	424,690	(87,905)	336,785	1,687,360
SmallCap S&P 600 Index Fund	274,237	(41,792)	232,445	859,835
SmallCap Value Fund II	336,980	(53,948)	283,032	1,282,864

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal

Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803	$—	Apparel - 0.01%
			Quiksilver Inc / QS Wholesale Inc
TOTAL COMMON STOCKS		$—	7.88%, 08/01/2018(d)	$45	$49
INVESTMENT COMPANIES - 5.90%	Shares Held	Value (000's)	10.00%, 08/01/2020	290	329
					$378
Publicly Traded Investment Fund - 5.90%
Cash Account Trust - Government & Agency	154,188,529	154,189	Automobile Asset Backed Securities - 3.99%
Portfolio - DWS Government Cash			Ally Auto Receivables Trust 2011-5
			0.99%, 11/16/2015(e)	1,229	1,230
TOTAL INVESTMENT COMPANIES		$154,189	Ally Auto Receivables Trust 2013-SN1
PREFERRED STOCKS - 0.62%	Shares Held	Value (000's)	0.72%, 05/20/2016(e)	2,500	2,503
			Ally Auto Receivables Trust 2014-SN1
Banks- 0.39%			0.35%, 10/20/2016(e)	3,500	3,500
City National Corp/CA	90,000	2,489	0.52%, 10/20/2016(e)	3,400	3,401
Goldman Sachs Group Inc/The	75,000	1,772	AmeriCredit Automobile Receivables Trust
State Street Corp 5.90%; Series D	225,000	5,841	2012-5
		$10,102	0.51%, 01/08/2016	1,178	1,178
Diversified Financial Services - 0.05%			AmeriCredit Automobile Receivables Trust
Ally Financial Inc (d)	1,250	1,238	2013-1
			0.49%, 06/08/2016	1,143	1,144
			AmeriCredit Automobile Receivables Trust
Electric - 0.07%			2013-5
SCE Trust III (a)	75,000	1,936	0.53%, 03/08/2017(e)	4,150	4,155
			AmeriCredit Automobile Receivables Trust
Telecommunications - 0.11%			2014-1
			0.57%, 07/10/2017(e)	2,850	2,852
Verizon Communications Inc	115,000	2,883
			ARI Fleet Lease Trust 2012-B
			0.45%, 01/15/2021(d),(e)	3,180	3,177
TOTAL PREFERRED STOCKS		$16,159
	Principal		Capital Auto Receivables Asset Trust / Ally
BONDS- 61.60%	Amount (000's) )	Value (000's	0.62%, 07/20/2016	2,000	2,001
			0.79%, 06/20/2017	4,500	4,510
Advertising - 0.02%			1.26%, 05/21/2018(e)	9,500	9,500
Interpublic Group of Cos Inc/The			Carmax Auto Owner Trust 2013-2
6.25%, 11/15/2014	$585	$603	0.42%, 06/15/2016(e)	4,741	4,742
			Chesapeake Funding LLC
			0.57%, 03/07/2026(d),(e)	16,000	16,001
Aerospace & Defense - 0.12%			Ford Credit Auto Lease Trust 2012-B
Air 2 US			0.57%, 09/15/2015 (e)	872	872
8.03%, 10/01/2020(c),(d)	337	357
8.63%, 10/01/2020(c),(d)	344	363	Hertz Fleet Lease Funding LP
			0.57%, 04/10/2028(d),(e)	3,200	3,200
Rockwell Collins Inc			0.70%, 12/10/2027(d),(e)	5,500	5,511
0.58%, 12/15/2016(e)	2,350	2,354
			Nissan Auto Receivables 2013-A Owner
		$3,074	Trust
Agriculture - 0.40%			0.37%, 09/15/2015	1,390	1,390
Altria Group Inc			Santander Drive Auto Receivables Trust
2.85%, 08/09/2022	1,205	1,147	0.47%, 08/15/2017(e)	13,575	13,576
4.00%, 01/31/2024	825	840	0.80%, 04/16/2018(e)	8,175	8,178
5.38%, 01/31/2044	2,981	3,196	Santander Drive Auto Receivables Trust 2010-
Japan Tobacco Inc			1
2.10%, 07/23/2018(d)	180	181	1.48%, 05/15/2017(d)	304	304
Philip Morris International Inc			Santander Drive Auto Receivables Trust 2013-
4.88%, 11/15/2043	3,755	3,996	1
6.38%, 05/16/2038	30	38	0.48%, 02/16/2016	535	535
Pinnacle Operating Corp			Santander Drive Auto Receivables Trust 2013-
9.00%, 11/15/2020(d)	940	1,010	2
		$10,408	0.47%, 03/15/2016(e)	138	138
			World Omni Auto Receivables Trust
Airlines - 0.30%			0.94%, 04/15/2019(e)	10,725	10,735
American Airlines 2013-2 Class A Pass					$104,333
Through Trust
4.95%, 07/15/2024(d)	2,246	2,409	Automobile Floor Plan Asset Backed Securities - 2.04%
United Airlines 2014-1 Class A Pass Through			Ally Master Owner Trust
Trust			0.78%, 05/15/2016(e)	9,900	9,902
4.00%, 04/11/2026(c)	3,710	3,747	0.95%, 09/15/2016(e)	5,710	5,719
US Airways 2001-1G Pass Through Trust			BMW Floorplan Master Owner Trust
7.08%, 09/20/2022(c)	298	332	0.55%, 09/15/2017(d),(e)	20,262	20,328
US Airways 2013-1 Class A Pass Through			GE Dealer Floorplan Master Note Trust
Trust			0.59%, 10/20/2017(e)	3,500	3,508
3.95%, 11/15/2025(c)	1,445	1,449	0.75%, 07/20/2016(e)	10,000	10,009
		$7,937

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Floor Plan Asset Backed Securities (continued)				Banks (continued)
Nissan Master Owner Trust Receivables				Bank of America Corp (continued)
0.62%, 05/15/2017(e)	$3,890	$3,900		4.13%, 01/22/2024	$3,770	$3,823
		$53,366		4.88%, 04/01/2044	955	971
				Barclays PLC
Automobile Manufacturers - 1.16%				8.25%, 12/29/2049(e)	700	745
Chrysler Group LLC / CG Co-Issuer Inc				BBVA Banco Continental SA
8.00%, 06/15/2019	495	542		5.00%, 08/26/2022(d)	1,100	1,133
8.00%, 06/15/2019(d)	450	493
				BBVA Bancomer SA/Texas
Daimler Finance North America LLC				6.75%, 09/30/2022(d)	4,115	4,588
1.25%, 01/11/2016(d)	2,120	2,137
1.30%, 07/31/2015(d)	3,205	3,235		BBVA US Senior SAU
1.45%, 08/01/2016(d)	2,005	2,024		4.66%, 10/09/2015	1,465	1,538
2.38%, 08/01/2018(d)	5,475	5,558		BNZ International Funding Ltd
				2.35%, 03/04/2019(d)	1,900	1,890
Ford Motor Co				BPCE SA
6.63%, 10/01/2028	650	783		1.63%, 02/10/2017	2,325	2,337
7.40%, 11/01/2046	1,130	1,502		4.00%, 04/15/2024	1,940	1,940
General Motors Co				5.70%, 10/22/2023(d)	6,400	6,777
3.50%, 10/02/2018(d)	2,095	2,139
4.88%, 10/02/2023(d)	220	227		CIT Group Inc
6.25%, 10/02/2043(d)	1,875	2,053		3.88%, 02/19/2019	1,045	1,057
				4.75%, 02/15/2015(d)	300	308
Hyundai Capital America				5.50%, 02/15/2019(d)	5,215	5,619
2.55%, 02/06/2019(d)	500	501
				City National Corp/CA
Jaguar Land Rover Automotive PLC				5.25%, 09/15/2020	3,100	3,467
4.13%, 12/15/2018(d)	540	558
5.63%, 02/01/2023(d)	200	209		Cooperatieve Centrale Raiffeisen-
8.13%, 05/15/2021(d)	390	441		Boerenleenbank BA/Netherlands
				4.63%, 12/01/2023	330	344
Navistar International Corp				11.00%, 12/29/2049(d),(e)	1,560	2,079
8.25%, 11/01/2021	1,025	1,043		Credit Agricole SA
Nissan Motor Acceptance Corp				6.64%, 05/29/2049(d),(e)	150	158
0.79%, 03/03/2017(d),(e)	3,000	3,007
				Credit Suisse Group AG
Toyota Motor Credit Corp				7.50%, 12/11/2049(d),(e)	3,125	3,394
0.62%, 01/17/2019(e)	1,320	1,321
				Goldman Sachs Group Inc/The
2.10%, 01/17/2019	910	916		3.63%, 02/07/2016	3,220	3,367
Volkswagen International Finance NV				5.38%, 03/15/2020	2,415	2,710
1.13%, 11/18/2016(d)	1,625	1,627
				5.70%, 12/29/2049(e)	4,995	5,101
		$30,316		HBOS Capital Funding LP
Automobile Parts & Equipment - 0.12%				6.07%, 06/29/2049(d),(e)	420	420
Dana Holding Corp				Huntington National Bank/The
5.38%, 09/15/2021	195	201		0.65%, 04/24/2017(e)	12,100	12,091
6.00%, 09/15/2023	395	416		2.20%, 04/01/2019	4,000	3,970
Gajah Tunggal Tbk PT				ING Bank NV
7.75%, 02/06/2018(d)	1,650	1,699		5.80%, 09/25/2023(d)	6,130	6,721
Gestamp Funding Luxembourg SA				Intesa Sanpaolo SpA
5.63%, 05/31/2020(d)	200	206		2.38%, 01/13/2017	3,815	3,854
Lear Corp				3.13%, 01/15/2016	5,585	5,747
5.38%, 03/15/2024	475	487		JP Morgan Chase & Co
		$3,009		3.20%, 01/25/2023	8,565	8,356
				6.13%, 12/29/2049(e)	2,330	2,330
Banks- 7.24%				JP Morgan Chase Capital XIII
Abbey National Treasury Services				1.18%, 09/30/2034(e)	300	255
PLC/London				Lloyds Bank PLC
3.05%, 08/23/2018	3,200	3,333		2.30%, 11/27/2018	2,130	2,145
Abbey National Treasury Services				M&T Bank Corp
PLC/Stamford CT				6.45%, 12/29/2049(e)	2,220	2,320
4.00%, 03/13/2024	2,305	2,362		Manufacturers & Traders Trust Co
Associated Banc-Corp				1.25%, 01/30/2017	670	671
5.13%, 03/28/2016	5,055	5,388		Morgan Stanley
Australia & New Zealand Banking Group Ltd				1.75%, 02/25/2016	2,600	2,635
4.50%, 03/19/2024(d)	9,045	9,075		3.75%, 02/25/2023	2,880	2,882
Banco de Credito e Inversiones				5.00%, 11/24/2025	2,650	2,749
4.00%, 02/11/2023(d)	600	588		5.45%, 12/29/2049(e)	7,880	7,949
Banco Santander Mexico SA Institucion de				5.50%, 07/24/2020	7,100	8,056
Banca Multiple Grupo Financiero Santander				PNC Bank NA
4.13%, 11/09/2022(d)	1,100	1,094		6.00%, 12/07/2017	7,400	8,477
Bancolombia SA				RBS Capital Trust III
5.95%, 06/03/2021	835	904		5.51%, 09/29/2049	911	902
Bank of America Corp				Regions Financial Corp
2.00%, 01/11/2018	4,400	4,408		5.75%, 06/15/2015	1,070	1,126
4.00%, 04/01/2024	3,735	3,754
4.10%, 07/24/2023	2,845	2,907

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Building Materials (continued)
Royal Bank of Scotland Group PLC				Cemex SAB de CV
6.00%, 12/19/2023	$265	$277		7.25%, 01/15/2021(d)	$1,985	$2,134
7.64%, 03/29/2049(e)	390	406		CRH America Inc
Skandinaviska Enskilda Banken AB				4.13%, 01/15/2016	1,630	1,714
2.38%, 03/25/2019(d)	855	854		6.00%, 09/30/2016	1,935	2,152
Standard Chartered PLC				8.13%, 07/15/2018	3,425	4,209
5.70%, 03/26/2044(d)	2,790	2,807		Norbord Inc
Toronto-Dominion Bank/The				5.38%, 12/01/2020(d)	560	568
1.13%, 05/02/2017(f)	3,065	3,060		Owens Corning
UBS AG/Jersey				4.20%, 12/15/2022	620	618
7.25%, 02/22/2022(e)	1,665	1,836				$12,884
UBS AG/Stamford CT
7.63%, 08/17/2022	450	535		Chemicals - 0.60%
Wells Fargo & Co				Axiall Corp
				4.88%, 05/15/2023(d)	370	362
5.90%, 12/15/2049(e)	8,330	8,531
Zions Bancorporation				CF Industries Inc
6.00%, 09/15/2015	1	1		4.95%, 06/01/2043	650	650
		$189,122		5.15%, 03/15/2034	2,430	2,544
				Cornerstone Chemical Co
Beverages - 1.08%				9.38%, 03/15/2018(d)	275	291
Ajecorp BV				9.38%, 03/15/2018	195	207
6.50%, 05/14/2022	1,100	1,034		Dow Chemical Co/The
Anheuser-Busch Cos LLC				4.38%, 11/15/2042	1,135	1,072
5.60%, 03/01/2017	1,090	1,220		Eagle Spinco Inc
Anheuser-Busch InBev Worldwide Inc				4.63%, 02/15/2021(d)	670	666
1.38%, 07/15/2017	1,345	1,356		INEOS Group Holdings SA
2.50%, 07/15/2022	3,085	2,927		5.88%, 02/15/2019(d)	200	204
7.75%, 01/15/2019	1,030	1,278		6.13%, 08/15/2018(d)	200	207
Coca-Cola Icecek AS				LYB International Finance BV
4.75%, 10/01/2018(d)	2,050	2,155		4.88%, 03/15/2044	2,325	2,386
Constellation Brands Inc				Mexichem SAB de CV
3.75%, 05/01/2021	750	733		4.88%, 09/19/2022(d)	1,000	1,009
4.25%, 05/01/2023	855	840		4.88%, 09/19/2022	1,000	1,009
Corp Lindley SA				Mosaic Co/The
6.75%, 11/23/2021(d)	700	756		5.45%, 11/15/2033	1,840	2,015
6.75%, 11/23/2021	865	934		NOVA Chemicals Corp
Pernod Ricard SA				5.25%, 08/01/2023(d)	505	540
4.45%, 01/15/2022(d)	4,695	4,952		Taminco Global Chemical Corp
5.75%, 04/07/2021(d)	1,045	1,193		9.75%, 03/31/2020(d)	2,195	2,472
SABMiller Holdings Inc						$15,634
3.75%, 01/15/2022(d)	7,480	7,723
4.95%, 01/15/2042(d)	1,030	1,103		Commercial Services - 0.24%
		$28,204		DP World Ltd
				6.85%, 07/02/2037	500	544
Biotechnology - 0.86%				Envision Healthcare Corp
Amgen Inc				8.13%, 06/01/2019	134	142
5.15%, 11/15/2041	1,435	1,515		ERAC USA Finance LLC
5.38%, 05/15/2043	1,665	1,816		2.75%, 03/15/2017(d)	1,015	1,047
Celgene Corp				3.30%, 10/15/2022(d)	345	335
1.90%, 08/15/2017	1,195	1,212		MasterCard Inc
3.25%, 08/15/2022	2,135	2,105		3.38%, 04/01/2024	3,480	3,491
4.00%, 08/15/2023	3,570	3,668		TMS International Corp
5.25%, 08/15/2043	115	126		7.63%, 10/15/2021(d)	450	480
Genzyme Corp				United Rentals North America Inc
5.00%, 06/15/2020	810	908		5.75%, 07/15/2018	100	107
Gilead Sciences Inc						$6,146
2.05%, 04/01/2019	2,975	2,960
3.05%, 12/01/2016	840	883		Computers - 2.47%
3.70%, 04/01/2024	3,740	3,795		Affiliated Computer Services Inc
4.80%, 04/01/2044	3,270	3,439		5.20%, 06/01/2015	1,850	1,935
		$22,427		Apple Inc
				0.00%, 05/05/2017(a),(e),(f)	7,475	7,475
Building Materials - 0.49%				0.00%, 05/06/2019(a),(e),(f)	7,380	7,387
Boise Cascade Co				0.49%, 05/03/2018(e)	5,473	5,475
6.38%, 11/01/2020	390	419		2.10%, 05/06/2019(f)	6,300	6,320
Cemex Espana Luxembourg				2.40%, 05/03/2023	1,590	1,486
9.25%, 05/12/2020(d)	150	163		2.85%, 05/06/2021(f)	10,290	10,336
9.25%, 05/12/2020(e)	650	707		3.45%, 05/06/2024(f)	4,775	4,783
Cemex Finance LLC				3.85%, 05/04/2043	2,675	2,431
6.00%, 04/01/2024(d)	200	200		Compiler Finance Sub Inc
				7.00%, 05/01/2021(d)	850	858

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Computers (continued)				Diversified Financial Services (continued)
Hewlett-Packard Co				Icahn Enterprises LP / Icahn Enterprises
3.00%, 09/15/2016	$425	$444		Finance Corp (continued)
4.30%, 06/01/2021	2,435	2,563		4.88%, 03/15/2019(d)	$540	$547
iGATE Corp				6.00%, 08/01/2020(d)	1,830	1,931
4.75%, 04/15/2019(d)	155	157		ILFC E-Capital Trust II
International Business Machines Corp				6.25%, 12/21/2065(d),(e)	155	150
0.60%, 02/12/2019(e)	7,100	7,137		International Lease Finance Corp
NCR Corp				2.18%, 06/15/2016(e)	30	30
4.63%, 02/15/2021	1,147	1,156		5.65%, 06/01/2014	200	201
5.88%, 12/15/2021(d)	375	398		6.25%, 05/15/2019	955	1,054
Seagate HDD Cayman				8.62%, 09/15/2015(e)	970	1,065
4.75%, 06/01/2023(d)	2,500	2,503		National Rural Utilities Cooperative Finance
6.88%, 05/01/2020	1,600	1,740		Corp
		$64,584		4.75%, 04/30/2043(e)	855	810
				SquareTwo Financial Corp
Consumer Products - 0.09%				11.63%, 04/01/2017	390	389
Reynolds Group Issuer Inc / Reynolds Group				SUAM Finance BV
Issuer LLC / Reynolds Group Issuer				4.88%, 04/17/2024(d)	1,250	1,250
(Luxembourg) S.A.				Vesey Street Investment Trust I
7.13%, 04/15/2019	1,550	1,635		4.40%, 09/01/2016(e)	2,000	2,141
7.88%, 08/15/2019	260	286				$38,274
9.00%, 04/15/2019	400	427
9.88%, 08/15/2019	3	3		Electric - 2.21%
		$2,351		Abu Dhabi National Energy Co
				3.63%, 01/12/2023(d)	200	197
Credit Card Asset Backed Securities - 1.70%				Alabama Power Co
Barclays Dryrock Issuance Trust 2014-1				3.85%, 12/01/2042	850	797
0.51%, 12/16/2019(e)	4,000	4,002
				CMS Energy Corp
Citibank Omni Master Trust				4.70%, 03/31/2043	910	920
2.90%, 08/15/2018(d),(e)	20,190	20,342
				Commonwealth Edison Co
Dryrock Issuance Trust				3.80%, 10/01/2042	790	732
0.30%, 08/15/2017(c),(e)	1,350	1,350
0.49%, 07/16/2018(e)	18,755	18,776		4.60%, 08/15/2043	1,380	1,448
				Dominion Gas Holdings LLC
		$44,470		4.80%, 11/01/2043(d)	110	114
Distribution & Wholesale - 0.04%				DTE Energy Co
HD Supply Inc				6.38%, 04/15/2033	1,605	2,002
7.50%, 07/15/2020	725	785		Duke Energy Carolinas LLC
11.00%, 04/15/2020	285	336		4.00%, 09/30/2042	1,865	1,800
		$1,121		Duke Energy Corp
				3.75%, 04/15/2024	1,740	1,765
Diversified Financial Services - 1.47%				Duke Energy Progress Inc
Aircastle Ltd				4.38%, 03/30/2044	450	462
4.63%, 12/15/2018	380	389		Edison International
5.13%, 03/15/2021	865	869		3.75%, 09/15/2017	1,420	1,515
7.63%, 04/15/2020	240	275		Electricite de France
Ally Financial Inc				2.15%, 01/22/2019(d)	1,000	1,004
4.75%, 09/10/2018	220	233		4.88%, 01/22/2044(d)	1,140	1,175
American Honda Finance Corp				5.63%, 12/29/2049(d),(e)	3,805	3,919
2.13%, 10/10/2018	700	708		Elwood Energy LLC
Capital One Bank USA NA				8.16%, 07/05/2026	696	765
2.25%, 02/13/2019	1,250	1,250		Energy Future Intermediate Holding Co LLC /
Countrywide Financial Corp				EFIH Finance Inc
6.25%, 05/15/2016	5,290	5,792		11.75%, 03/01/2022(d),(e)	800	952
Credit Acceptance Corp				10.00%, 12/01/2020	780	826
6.13%, 02/15/2021(d)	1,540	1,602		FirstEnergy Corp
Denali Borrower LLC / Denali Finance Corp				7.38%, 11/15/2031	1,730	2,008
5.63%, 10/15/2020(d)	1,610	1,654		Florida Power & Light Co
Ford Motor Credit Co LLC				4.05%, 06/01/2042	1,600	1,566
1.70%, 05/09/2016	1,375	1,392		4.13%, 02/01/2042	755	749
4.38%, 08/06/2023	2,225	2,331		Indiantown Cogeneration LP
5.88%, 08/02/2021	1,125	1,304		9.77%, 12/15/2020	311	355
8.00%, 12/15/2016	2,315	2,700		MidAmerican Energy Co
General Electric Capital Corp				3.50%, 10/15/2024	2,660	2,691
5.25%, 06/29/2049(e)	2,690	2,653		Miran Mid-Atlantic Series C Pass Through
6.25%, 12/31/2049(e)	3,000	3,259		Trust
General Motors Financial Co Inc				10.06%, 12/30/2028	2,294	2,553
3.25%, 05/15/2018	860	869		Northern States Power Co/MN
Icahn Enterprises LP / Icahn Enterprises				3.40%, 08/15/2042	265	231
Finance Corp				NRG Energy Inc
3.50%, 03/15/2017(d)	1,415	1,426		6.25%, 05/01/2024(d)	335	336

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Entertainment (continued)
NRG Energy Inc (continued)				WMG Acquisition Corp (continued)
8.25%, 09/01/2020	$820	$905		6.75%, 04/15/2022(d)	$610	$615
Oncor Electric Delivery Co LLC				WMG Holdings Corp
5.25%, 09/30/2040	950	1,069		13.75%, 10/01/2019	885	1,066
Pacific Gas & Electric Co						$8,398
4.45%, 04/15/2042	645	642
5.13%, 11/15/2043	1,600	1,745		Environmental Control - 0.12%
PacifiCorp				Darling International Inc
				5.38%, 01/15/2022(d)	275	282
3.85%, 06/15/2021	1,137	1,212
4.10%, 02/01/2042	735	719		Republic Services Inc
Perusahaan Listrik Negara PT				3.80%, 05/15/2018	1,215	1,295
5.50%, 11/22/2021(d)	650	661		Waste Management Inc
PPL Electric Utilities Corp				7.75%, 05/15/2032	1,200	1,678
3.00%, 09/15/2021	465	470				$3,255
4.75%, 07/15/2043	790	856		Food- 0.60%
PPL WEM Holdings Ltd				ConAgra Foods Inc
3.90%, 05/01/2016(d)	2,370	2,487		1.30%, 01/25/2016	375	378
5.38%, 05/01/2021(d)	950	1,047		Cosan Luxembourg SA
Public Service Co of Colorado				5.00%, 03/14/2023(d)	900	855
4.30%, 03/15/2044	560	569		Ingles Markets Inc
4.75%, 08/15/2041	1,400	1,524		5.75%, 06/15/2023	805	803
Public Service Electric & Gas Co				Kraft Foods Group Inc
2.30%, 09/15/2018	2,700	2,744		1.63%, 06/04/2015	590	597
3.65%, 09/01/2042	365	332		6.13%, 08/23/2018	3,110	3,639
Puget Energy Inc				6.50%, 02/09/2040	1,450	1,832
5.63%, 07/15/2022	400	462		Kroger Co/The
6.00%, 09/01/2021	2,785	3,255		5.00%, 04/15/2042	450	462
San Diego Gas & Electric Co				5.15%, 08/01/2043	170	179
4.30%, 04/01/2042	230	235		Mondelez International Inc
Southern California Edison Co				4.00%, 02/01/2024	1,170	1,198
3.90%, 12/01/2041	390	370		6.50%, 11/01/2031	430	532
4.05%, 03/15/2042	1,610	1,575		Smithfield Foods Inc
Virginia Electric and Power Co				5.25%, 08/01/2018(d)	250	260
4.00%, 01/15/2043	445	428		5.88%, 08/01/2021(d)	395	415
4.45%, 02/15/2044	1,790	1,850		Wm Wrigley Jr Co
4.65%, 08/15/2043	1,620	1,725		2.40%, 10/21/2018(d)	1,650	1,672
		$57,764		3.38%, 10/21/2020(d)	2,745	2,823
Electronics - 0.08%						$15,645
Thermo Fisher Scientific Inc				Forest Products & Paper - 0.24%
5.30%, 02/01/2044	405	446		Domtar Corp
Viasystems Inc				6.25%, 09/01/2042	2,155	2,289
7.88%, 05/01/2019(d)	1,525	1,624		6.75%, 02/15/2044	405	459
		$2,070		Exopack Holdings SA
				7.88%, 11/01/2019(d)	490	519
Engineering & Construction - 0.16%
Aguila 3 SA				Resolute Forest Products Inc
				5.88%, 05/15/2023(d)	745	724
7.88%, 01/31/2018(d)	390	413
Odebrecht Finance Ltd				Sappi Papier Holding GmbH
				7.50%, 06/15/2032(d)	905	756
5.13%, 06/26/2022(d)	2,200	2,244
				8.38%, 06/15/2019(d)	865	958
Odebrecht Offshore Drilling Finance Ltd
6.63%, 10/01/2022(d)	800	836		Verso Paper Holdings LLC / Verso Paper Inc
6.75%, 10/01/2022(d)	584	611		11.75%, 01/15/2019	555	599
		$4,104				$6,304

Entertainment - 0.32%				Gas- 0.04%
CCM Merger Inc				Korea Gas Corp
				3.88%, 02/12/2024(d)	450	460
9.13%, 05/01/2019(d)	2,330	2,499
Cinemark USA Inc				Nakilat Inc
4.88%, 06/01/2023	855	829		6.07%, 12/31/2033	200	211
DreamWorks Animation SKG Inc				Sempra Energy
6.88%, 08/15/2020(d)	775	841		2.88%, 10/01/2022	300	290
Peninsula Gaming LLC / Peninsula Gaming						$961
Corp				Healthcare - Products - 0.15%
8.38%, 02/15/2018(d)	1,030	1,107		ConvaTec Finance International SA
Regal Entertainment Group				8.25%, PIK 9.00%, 01/15/2019(d),(g)	1,250	1,278
5.75%, 03/15/2022	590	608		Medtronic Inc
5.75%, 02/01/2025	370	366		4.63%, 03/15/2044	1,050	1,094
WMG Acquisition Corp
5.63%, 04/15/2022(d)	160	162
6.00%, 01/15/2021(d)	291	305

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Healthcare - Products (continued)				Home Equity Asset Backed Securities (continued)
Universal Hospital Services Inc				Saxon Asset Securities Trust 2004-1
7.63%, 08/15/2020	$1,350	$1,444		1.85%, 03/25/2035(e)	$282	$145
		$3,816		Specialty Underwriting & Residential Finance
				Trust Series 2004-BC1
Healthcare - Services - 0.71%				0.92%, 02/25/2035(e)	303	286
Centene Corp						$1,702
4.75%, 05/15/2022	3,465	3,482
5.75%, 06/01/2017	2,385	2,606		Insurance - 2.17%
CHS/Community Health Systems Inc				American International Group Inc
5.13%, 08/01/2021(d)	95	97		3.38%, 08/15/2020	3,910	4,047
Fresenius Medical Care US Finance II Inc				3.80%, 03/22/2017	3,135	3,354
5.88%, 01/31/2022(d)	485	517		6.40%, 12/15/2020	4,975	6,005
Fresenius Medical Care US Finance Inc				8.18%, 05/15/2068	755	1,010
6.50%, 09/15/2018(d)	330	370		Five Corners Funding Trust
HCA Holdings Inc				4.42%, 11/15/2023(d)	8,960	9,358
6.25%, 02/15/2021	115	121		Liberty Mutual Group Inc
HCA Inc				4.25%, 06/15/2023(d)	1,720	1,766
4.75%, 05/01/2023	1,685	1,656		5.00%, 06/01/2021(d)	2,500	2,742
5.00%, 03/15/2024	670	665		7.00%, 03/07/2067(d),(e)	1,260	1,342
5.88%, 03/15/2022	580	622		7.80%, 03/07/2087(d)	2,795	3,179
7.25%, 09/15/2020	690	744		MetLife Capital Trust IV
HealthSouth Corp				7.88%, 12/15/2067(d)	1,665	2,023
7.25%, 10/01/2018	82	87		MetLife Inc
MPH Acquisition Holdings LLC				4.88%, 11/13/2043	2,590	2,747
6.63%, 04/01/2022(d)	785	813		Metropolitan Life Global Funding I
Ventas Realty LP				1.30%, 04/10/2017(d)	1,370	1,368
1.25%, 04/17/2017	790	787		1.88%, 06/22/2018(d)	1,350	1,337
1.55%, 09/26/2016	2,260	2,284		2.30%, 04/10/2019(d)	1,920	1,920
WellCare Health Plans Inc				Reliance Standard Life Global Funding II
5.75%, 11/15/2020	3,515	3,752		2.50%, 04/24/2019(d)	2,445	2,445
		$18,603		Voya Financial Inc
				2.90%, 02/15/2018	3,800	3,921
Holding Companies - Diversified - 0.14%				5.50%, 07/15/2022	2,600	2,946
Alfa SAB de CV				5.65%, 05/15/2053(e)	4,615	4,615
5.25%, 03/25/2024(d)	1,200	1,220
				XL Group PLC
Alphabet Holding Co Inc				6.50%, 12/31/2049(e)	470	463
7.75%, 11/01/2017	430	445				$56,588
Nielsen Co Luxembourg SARL/The
5.50%, 10/01/2021(d)	770	803		Internet - 0.10%
Tenedora Nemak SA de CV				Equinix Inc
5.50%, 02/28/2023(d)	1,300	1,316		4.88%, 04/01/2020	230	234
		$3,784		5.38%, 04/01/2023	730	743
				Zayo Group LLC / Zayo Capital Inc
Home Builders - 0.22%				8.13%, 01/01/2020	400	439
Ashton Woods USA LLC / Ashton Woods				10.13%, 07/01/2020	1,110	1,285
Finance Co						$2,701
6.88%, 02/15/2021(d)	370	376
Beazer Homes USA Inc				Iron & Steel - 0.61%
6.63%, 04/15/2018	685	731		ArcelorMittal
Lennar Corp				7.50%, 10/15/2039	2,580	2,703
4.13%, 12/01/2018	840	848		BlueScope Steel Finance Ltd/BlueScope Steel
4.75%, 11/15/2022(e)	1,035	1,009		Finance USA LLC
MDC Holdings Inc				7.13%, 05/01/2018(d)	360	387
6.00%, 01/15/2043	1,070	963		Commercial Metals Co
WCI Communities Inc				4.88%, 05/15/2023	905	869
6.88%, 08/15/2021(d)	790	814		Glencore Funding LLC
Woodside Homes Co LLC / Woodside Homes				1.70%, 05/27/2016(d)	4,365	4,389
Finance Inc				3.13%, 04/29/2019(d)	4,950	4,950
6.75%, 12/15/2021(d)	980	1,000		Samarco Mineracao SA
		$5,741		4.13%, 11/01/2022(d)	2,000	1,857
				Signode Industrial Group Lux SA/Signode
Home Equity Asset Backed Securities - 0.07%				Industrial Group US Inc
First NLC Trust 2005-1				6.38%, 05/01/2022(d)	720	727
0.65%, 05/25/2035(e)	357	241
JP Morgan Mortgage Acquisition Trust 2006-						$15,882
CW2				Lodging - 0.19%
0.30%, 08/25/2036(e)	1,069	946		Caesars Entertainment Operating Co Inc
New Century Home Equity Loan Trust 2005-				11.25%, 06/01/2017	170	162
1				MGM Resorts International
0.73%, 03/25/2035(e)	85	84		6.63%, 12/15/2021	365	402
				10.00%, 11/01/2016	1,205	1,431

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Lodging (continued)				Media (continued)
Wyndham Worldwide Corp				Univision Communications Inc
2.50%, 03/01/2018	$2,920	$2,946		6.88%, 05/15/2019(d)	$265	$283
		$4,941		8.50%, 05/15/2021(d)	1,355	1,491
				Viacom Inc
Machinery - Construction & Mining - 0.06%				4.38%, 03/15/2043	3,446	3,163
Ferreycorp SAA				5.25%, 04/01/2044	850	889
4.88%, 04/26/2020(d)	1,150	1,116
				5.85%, 09/01/2043	565	635
Vander Intermediate Holding II Corp				VTR Finance BV
9.75%, PIK 10.50%, 02/01/2019(d),(g)	385	406
				6.88%, 01/15/2024(d)	2,455	2,558
		$1,522		WideOpenWest Finance LLC /
Machinery - Diversified - 0.01%				WideOpenWest Capital Corp
CNH America LLC				13.38%, 10/15/2019	1,745	2,050
7.25%, 01/15/2016	150	164		10.25%, 07/15/2019(d)	350	396
						$66,416

Media- 2.54%				Metal Fabrication & Hardware - 0.02%
21st Century Fox America Inc				Wise Metals Intermediate Holdings LLC/Wise
5.40%, 10/01/2043	1,945	2,141		Holdings Finance Corp
6.15%, 02/15/2041	470	567		9.75%, PIK 10.50%, 06/15/2019(d),(g)	485	483
Cablevision Systems Corp
8.00%, 04/15/2020	990	1,143		Mining - 1.08%
CBS Corp				Anglo American Capital PLC
5.75%, 04/15/2020	1,640	1,888		1.18%, 04/15/2016(d),(e)	5,290	5,306
7.88%, 07/30/2030	60	80		Barrick Gold Corp
Columbus International Inc				3.85%, 04/01/2022	1,095	1,055
7.38%, 03/30/2021(d)	1,000	1,045
				BHP Billiton Finance USA Ltd
Comcast Corp				2.05%, 09/30/2018	4,600	4,635
4.75%, 03/01/2044	3,105	3,236		Corp Nacional del Cobre de Chile
5.65%, 06/15/2035	560	645		5.63%, 10/18/2043(d)	1,500	1,600
6.40%, 05/15/2038	305	381		FMG Resources August 2006 Pty Ltd
CSC Holdings LLC				6.88%, 02/01/2018(d)	495	522
6.75%, 11/15/2021	280	312		6.88%, 04/01/2022(d)	385	412
Cumulus Media Holdings Inc				8.25%, 11/01/2019(d)	730	807
7.75%, 05/01/2019	780	831		Freeport-McMoRan Copper & Gold Inc
DIRECTV Holdings LLC / DIRECTV				3.10%, 03/15/2020	2,540	2,516
Financing Co Inc				5.45%, 03/15/2043	405	413
4.45%, 04/01/2024	2,510	2,546		MMC Norilsk Nickel OJSC via MMC Finance
5.00%, 03/01/2021	2,035	2,205		Ltd
5.15%, 03/15/2042	850	831		5.55%, 10/28/2020(d)	900	868
6.00%, 08/15/2040	790	842		Newmont Mining Corp
DISH DBS Corp				4.88%, 03/15/2042	1,895	1,638
4.25%, 04/01/2018	785	820		Rio Tinto Finance USA PLC
5.88%, 07/15/2022	950	1,025		2.00%, 03/22/2017	2,350	2,399
6.75%, 06/01/2021	1,605	1,814		St Barbara Ltd
7.88%, 09/01/2019	1,517	1,800		8.88%, 04/15/2018(d)	680	564
Globo Comunicacao e Participacoes SA				Teck Resources Ltd
4.88%, 04/11/2022(d)	800	807
				3.75%, 02/01/2023	950	906
NBCUniversal Enterprise Inc				5.20%, 03/01/2042	380	351
0.91%, 04/15/2018(d),(e)	5,490	5,549
				Volcan Cia Minera SAA
NBCUniversal Media LLC				5.38%, 02/02/2022(d)	350	346
2.88%, 01/15/2023	30	29		5.38%, 02/02/2022	600	592
4.45%, 01/15/2043	1	1		Xstrata Finance Canada Ltd
5.15%, 04/30/2020	4,093	4,673		2.05%, 10/23/2015(d),(e)	1,910	1,933
6.40%, 04/30/2040	800	1,004		2.70%, 10/25/2017(d),(e)	1,315	1,334
Nielsen Finance LLC / Nielsen Finance Co						$28,197
5.00%, 04/15/2022(d)	655	657
Numericable Group SA				Miscellaneous Manufacturing - 0.69%
6.00%, 05/15/2022(d),(f)	490	502		Eaton Corp
RCN Telecom Services LLC / RCN Capital				2.75%, 11/02/2022	4,155	3,997
Corp				General Electric Co
8.50%, 08/15/2020(d)	625	662		4.50%, 03/11/2044	3,660	3,769
Time Warner Cable Inc				Ingersoll-Rand Global Holding Co Ltd
4.13%, 02/15/2021	3,280	3,518		2.88%, 01/15/2019(d)	1,065	1,083
5.88%, 11/15/2040	660	761		Textron Inc
6.55%, 05/01/2037	3,590	4,401		6.20%, 03/15/2015	1,835	1,922
6.75%, 07/01/2018	920	1,090		Tyco Electronics Group SA
8.75%, 02/14/2019	1,635	2,094		1.60%, 02/03/2015	1,265	1,275
Time Warner Inc				2.38%, 12/17/2018	2,150	2,139
6.25%, 03/29/2041	3,025	3,621		3.50%, 02/03/2022	3,695	3,718
7.63%, 04/15/2031	1,050	1,430

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Miscellaneous Manufacturing (continued)					Mortgage Backed Securities (continued)
Tyco Electronics Group SA	(continued)				Freddie Mac REMICS (continued)
7.13%, 10/01/2037		$105	$136		3.00%, 10/15/2027(e)	$2,045	$280
			$18,039		3.50%, 10/15/2027(e)	3,802	497
					4.00%, 09/15/2021	396	405
Mortgage Backed Securities - 6.37%					4.00%, 11/15/2025(e)	15,232	1,849
Adjustable Rate Mortgage Trust 2004-2					4.50%, 02/15/2029(e)	10,400	1,176
1.29%, 02/25/2035(e)		97	97
					6.05%, 06/15/2042(e)	4,299	680
Banc of America Commercial Mortgage Trust					6.45%, 04/15/2040(e)	4,689	736
2006-3					6.48%, 03/15/2036(e)	3,942	702
5.89%, 07/10/2044		595	644		6.50%, 05/15/2026(e)	3,701	597
Banc of America Commercial Mortgage Trust					6.55%, 07/15/2026(e)	4,604	763
2007-3					6.55%, 09/15/2026(e)	4,995	782
0.43%, 06/10/2049(d),(e)		1,000	957
					6.55%, 09/15/2026(e)	6,550	1,204
Banc of America Commercial Mortgage Trust					6.55%, 04/15/2040(e)	4,358	827
2008-1					6.60%, 09/15/2034(e)	1,698	204
6.46%, 02/10/2051(e)		3,255	3,713
					Freddie Mac Structured Agency Credit Risk
BB-UBS Trust					Debt Notes
2.89%, 06/05/2030(d),(e)		2,100	2,013
					1.00%, 04/25/2024(e)	7,325	7,335
BCRR Trust 2009-1					GE Commercial Mortgage Corp Series 2007-
5.86%, 07/17/2040(d)		1,945	2,154
					C1 Trust
CD 2006-CD3 Mortgage Trust					0.35%, 12/10/2049(e)	8,559	—
5.62%, 10/15/2048		2,440	2,638		5.61%, 12/10/2049(e)	5,875	6,171
COMM 2010-RR1					Ginnie Mae
5.54%, 12/11/2049(d),(e)		900	966
					1.75%, 10/16/2037	1,361	1,378
COMM 2013-CCRE6 Mortgage Trust					3.00%, 09/20/2028(e)	5,335	635
3.10%, 03/10/2046(e)		425	417
					4.00%, 11/16/2028(e)	12,490	1,621
Commercial Mortgage Pass Through					4.50%, 05/16/2043(e)	4,879	977
Certificates					5.00%, 10/16/2022(e)	4,514	246
4.93%, 10/15/2045(d),(e)		700	708
					GS Mortgage Securities Trust 2012-GCJ7
Credit Suisse Commercial Mortgage Trust					2.77%, 05/10/2045(e)	19,470	2,447
Series 2006-C3					GS Mortgage Securities Trust 2013-GCJ12
5.98%, 06/15/2038(e)		97	104
					3.78%, 06/10/2046(e)	780	774
Credit Suisse Commercial Mortgage Trust					Impac CMB Trust Series 2007-A
Series 2006-C5					0.40%, 05/25/2037(e)	2,185	2,124
0.92%, 12/15/2039(e)		13,772	220
					JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust					Securities Corp
Series 2007-C3					2.09%, 12/15/2047(e)	22,285	2,252
5.87%, 06/15/2039(e)		1,703	1,854
					3.35%, 12/15/2047(d),(e)	500	494
Credit Suisse First Boston Mortgage Securities					JP Morgan Chase Commercial Mortgage
Corp					Securities Trust 2004-LN2
0.93%, 11/15/2037(d),(e)		14,647	43
					5.12%, 07/15/2041	105	105
4.77%, 07/15/2037		2,025	2,076		JP Morgan Chase Commercial Mortgage
CSMC Series 2009-RR1					Securities Trust 2005-CIBC12
5.38%, 02/15/2040(d)		3,165	3,447
					5.26%, 09/12/2037(e)	300	180
CSMC Series 2009-RR3					JP Morgan Chase Commercial Mortgage
5.34%, 12/15/2043(d),(e)		1,545	1,672
					Securities Trust 2006-CIBC17
Fannie Mae REMIC Trust 2005-W2					5.43%, 12/12/2043	2,200	2,379
0.35%, 05/25/2035(e)		795	785
					JP Morgan Chase Commercial Mortgage
Fannie Mae REMICS					Securities Trust 2006-LDP9
2.25%, 07/25/2040		537	525		5.34%, 05/15/2047	225	245
3.50%, 05/25/2027(e)		9,087	1,204
3.50%, 11/25/2027(e)		3,356	449		JP Morgan Chase Commercial Mortgage
3.50%, 04/25/2028(e)		10,167	1,379		Securities Trust 2007-C1
					0.56%, 02/15/2051(e)	29,227	86
3.50%, 07/25/2040		4,955	5,033		JP Morgan Chase Commercial Mortgage
4.00%, 12/25/2028(e)		6,518	924
6.35%, 12/25/2021(e)		1,959	230		Securities Trust 2011-C5
6.35%, 03/25/2022(e)		1,105	133		3.15%, 08/15/2046	2,097	2,186
					5.50%, 08/15/2046(d),(e)	800	880
6.60%, 11/25/2036(e)		3,037	449
38.48%, 08/25/2035(e)		58	17		JP Morgan Chase Commercial Mortgage
					Securities Trust 2013-C16
FHLMC Multifamily Structured Pass Through					1.55%, 12/15/2046(e)	13,447	981
Certificates					JPMBB Commercial Mortgage Securities
1.88%, 05/25/2019		6,375	6,342		Trust 2013-C15
2.22%, 12/25/2018(e)		1,650	1,675
					1.78%, 11/15/2045(e)	50,235	4,004
2.70%, 05/25/2018		2,500	2,595		JPMBB Commercial Mortgage Securities
Freddie Mac REMICS					Trust 2014-C18
0.60%, 06/15/2023(e)		85	86
					4.97%, 02/15/2047(e)	2,700	2,786
0.75%, 08/15/2018(e)		733	740
					LB-UBS Commercial Mortgage Trust 2005-
1.25%, 09/15/2033		14,100	14,152		C3
2.00%, 02/15/2036(e)		1,804	1,805
					0.94%, 07/15/2040(d),(e)	43,034	364
2.75%, 03/15/2041		2,974	2,995

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)					Office & Business Equipment - 0.11%
LB-UBS Commercial Mortgage Trust 2005-					Xerox Corp
C3 (continued)					2.95%, 03/15/2017	$555	$579
4.74%, 07/15/2030		$2,416	$2,482		6.75%, 02/01/2017	550	628
LB-UBS Commercial Mortgage Trust 2005-					6.75%, 12/15/2039	1,360	1,611
C7							$2,818
5.32%, 11/15/2040		2,200	2,325
LB-UBS Commercial Mortgage Trust 2007-					Oil & Gas - 4.39%
C1					Afren PLC
					6.63%, 12/09/2020(d)	1,300	1,306
0.60%, 02/15/2040(e)		10,954	128
LB-UBS Commercial Mortgage Trust 2007-					Anadarko Petroleum Corp
C2					5.95%, 09/15/2016	3,190	3,555
5.43%, 02/15/2040		1,935	2,130		6.45%, 09/15/2036	30	37
LB-UBS Commercial Mortgage Trust 2007-					BP Capital Markets PLC
					0.78%, 05/10/2019(e)	6,585	6,598
C6
6.11%, 07/15/2040		7,350	8,144		2.24%, 09/26/2018	1,600	1,622
MASTR Asset Securitization Trust 2005-2					Canadian Natural Resources Ltd
5.25%, 11/25/2035		2,000	2,028		3.80%, 04/15/2024	1,010	1,029
Merrill Lynch Mortgage Investors Trust Series					Carrizo Oil & Gas Inc
2005	-A8				7.50%, 09/15/2020	815	892
0.50%, 08/25/2036(e)		202	173		8.63%, 10/15/2018	765	819
Merrill Lynch Mortgage Trust 2005-CIP1					Chaparral Energy Inc
5.05%, 07/12/2038		855	890		7.63%, 11/15/2022	60	64
ML-CFC Commercial Mortgage Trust 2006-					9.88%, 10/01/2020	655	742
4					Chesapeake Energy Corp
0.81%, 12/12/2049(e)		69,602	287		3.25%, 03/15/2016	180	182
					3.47%, 04/15/2019(e)	2,700	2,727
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11					4.88%, 04/15/2022	1,380	1,382
0.90%, 08/15/2046(e)		29,740	979		6.13%, 02/15/2021	615	673
Morgan Stanley Capital I Trust 2007-HQ12					Chevron Corp
5.78%, 04/12/2049(e)		1,360	1,480		1.10%, 12/05/2017	205	204
5.78%, 04/12/2049(e)		6,719	6,939		1.72%, 06/24/2018	1,650	1,654
Morgan Stanley Capital I Trust 2007-IQ13					CNOOC Finance 2013 Ltd
5.36%, 03/15/2044(e)		700	769		3.00%, 05/09/2023	600	550
Morgan Stanley Reremic Trust					CNOOC Nexen Finance 2014 ULC
4.97%, 04/16/2040(d)		3,235	3,270		4.25%, 04/30/2024	2,150	2,150
Morgan Stanley Re-REMIC Trust 2011-IO					Concho Resources Inc
2.50%, 03/23/2051(c),(d)		1,018	1,018		7.00%, 01/15/2021	730	810
MSBAM Commercial Mortgage Securities					ConocoPhillips
Trust 2012-CKSV					5.75%, 02/01/2019	500	584
1.29%, 10/15/2022(d),(e)		23,610	1,780		Continental Resources Inc/OK
3.28%, 10/15/2022(d)		3,075	2,934		4.50%, 04/15/2023	1,465	1,539
RBSCF Trust 2009-RR1					Denbury Resources Inc
6.05%, 09/17/2039(d),(e)		253	253		5.50%, 05/01/2022	1,055	1,067
Residential Asset Securitization Trust 2004-					Devon Energy Corp
A10					2.25%, 12/15/2018	4,935	4,945
5.50%, 02/25/2035		428	436		Diamond Offshore Drilling Inc
UBS Commercial Mortgage Trust 2012-C1					4.88%, 11/01/2043	55	54
3.40%, 05/10/2045(e)		550	556		Ecopetrol SA
UBS-Barclays Commercial Mortgage Trust					5.88%, 09/18/2023	3,950	4,320
2012	-C3				Encana Corp
3.09%, 08/10/2049(e)		2,125	2,093		5.15%, 11/15/2041	1,035	1,093
UBS-Barclays Commercial Mortgage Trust					EP Energy LLC / EP Energy Finance Inc
2012	-C4				9.38%, 05/01/2020	710	818
2.02%, 12/10/2045(d),(e)		20,485	2,277		GeoPark Latin America Ltd Agencia en Chile
					7.50%, 02/11/2020(d)	1,550	1,628
UBS-Barclays Commercial Mortgage Trust
2013	-C5				GS Caltex Corp
					3.25%, 10/01/2018(d)	800	812
3.18%, 03/10/2046(e)		2,025	1,993
4.23%, 03/10/2046(d),(e)		1,090	968		Halcon Resources Corp
Wachovia Bank Commercial Mortgage Trust					8.88%, 05/15/2021	450	466
					9.25%, 02/15/2022(d)	325	341
Series 2007-C30					9.75%, 07/15/2020(d)	60	64
0.35%, 12/15/2043(d),(e)		1,350	1,285
5.25%, 12/15/2043		1,367	1,369		KazMunayGas National Co JSC
					4.40%, 04/30/2023(d)	2,250	2,123
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34					7.00%, 05/05/2020	770	865
5.68%, 05/15/2046(e)		250	277		Kerr-McGee Corp
Wells Fargo Mortgage Backed Securities					6.95%, 07/01/2024	1,000	1,256
2005-AR16 Trust					7.88%, 09/15/2031	2,025	2,782
2.62%, 03/25/2035(e)		513	503		Kodiak Oil & Gas Corp
			$166,359		5.50%, 01/15/2021	760	783
					5.50%, 02/01/2022	260	267

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Oil & Gas Services - 0.28%
Kodiak Oil & Gas Corp (continued)				Cameron International Corp
8.13%, 12/01/2019	$570	$633		1.15%, 12/15/2016	$1,790	$1,790
Linn Energy LLC / Linn Energy Finance				CGG SA
Corp				6.88%, 01/15/2022(d),(f)	275	277
7.25%, 11/01/2019(d),(e)	520	538		9.50%, 05/15/2016	75	77
Nabors Industries Inc				Exterran Partners LP / EXLP Finance Corp
2.35%, 09/15/2016(d)	1,400	1,431		6.00%, 10/01/2022(d)	395	393
Newfield Exploration Co				FTS International Inc
6.88%, 02/01/2020	300	320		6.25%, 05/01/2022(d)	150	152
Northern Blizzard Resources Inc				Hornbeck Offshore Services Inc
7.25%, 02/01/2022(d)	890	914		5.00%, 03/01/2021	440	427
Oasis Petroleum Inc				Key Energy Services Inc
6.50%, 11/01/2021	455	487		6.75%, 03/01/2021	695	733
6.88%, 03/15/2022(d)	290	315		Weatherford International LLC
6.88%, 01/15/2023	820	888		6.35%, 06/15/2017	850	969
Ocean Rig UDW Inc				Weatherford International Ltd/Bermuda
7.25%, 04/01/2019(d)	1,205	1,151		5.95%, 04/15/2042	1,100	1,237
Pacific Drilling SA				6.50%, 08/01/2036	1,125	1,313
5.38%, 06/01/2020(d)	1,190	1,157				$7,368
Pacific Rubiales Energy Corp
5.13%, 03/28/2023(d)	1,700	1,643		Other Asset Backed Securities - 2.46%
7.25%, 12/12/2021(d)	2,865	3,130		Carrington Mortgage Loan Trust Series 2005-
PDC Energy Inc				FRE1
				0.43%, 12/25/2035(e)	1,092	1,089
7.75%, 10/15/2022	1,150	1,262
Petrobras Global Finance BV				Chase Funding Trust Series 2003-5
				0.75%, 07/25/2033(e)	1,193	1,139
3.25%, 03/17/2017	3,400	3,449
Petrobras International Finance Co				Chase Funding Trust Series 2004-1
				0.61%, 12/25/2033(e)	23	21
5.38%, 01/27/2021	2,350	2,407
Petroleos de Venezuela SA				CIT Equipment Collateral 2013-VT1
				0.65%, 03/21/2016(d)	5,000	5,002
5.25%, 04/12/2017	1,890	1,521
Petroleos Mexicanos				Countrywide Asset-Backed Certificates
				0.31%, 10/25/2047(e)	3,847	3,773
4.88%, 01/24/2022	3,750	3,937		0.93%, 06/25/2035(e)	324	323
4.88%, 01/18/2024(d)	2,000	2,070
				1.76%, 01/25/2034(e)	16	14
QEP Resources Inc
5.25%, 05/01/2023	795	787		GE Equipment Transportation LLC Series
6.80%, 04/01/2018	200	218		2013-2
				0.61%, 06/24/2016(e)	9,000	9,010
QGOG Constellation SA
6.25%, 11/09/2019(d)	2,100	2,116		GreatAmerica Leasing Receivables
				0.61%, 05/15/2016(d),(e)	5,187	5,188
RKI Exploration & Production LLC / RKI
Finance Corp				GreatAmerica Leasing Receivables Funding
8.50%, 08/01/2021(d)	874	948		LLC
				1.66%, 04/17/2017(d)	2,000	2,023
Rosneft Oil Co via Rosneft International
Finance Ltd				John Deere Owner Trust 2013-B
				0.55%, 01/15/2016(e)	1,543	1,544
4.20%, 03/06/2022(d)	1,550	1,292
Rowan Cos Inc				JP Morgan Mortgage Acquisition Trust 2007-
4.75%, 01/15/2024	2,690	2,754		CH3
				0.30%, 03/25/2037(e)	2,983	2,849
5.00%, 09/01/2017	1,875	2,039
Seadrill Ltd				Long Beach Mortgage Loan Trust 2005-1
				0.90%, 02/25/2035(e)	86	86
5.63%, 09/15/2017(d)	1,740	1,799
Sibur Securities Ltd				MSDWCC Heloc Trust 2005-1
				0.53%, 07/25/2017(e)	143	141
3.91%, 01/31/2018(d)	2,000	1,755
Statoil ASA				Nationstar Mortgage Advance Receivables
1.20%, 01/17/2018	1,700	1,677		Trust 2013-T2
				1.68%, 06/20/2046(d),(e)	11,000	10,947
1.80%, 11/23/2016	2,535	2,598
Talisman Energy Inc				Popular ABS Mortgage Pass-Through Trust
3.75%, 02/01/2021	2,580	2,599		2005-1
				0.42%, 05/25/2035(e)	1,319	1,048
5.50%, 05/15/2042	1,095	1,128
7.75%, 06/01/2019	2,355	2,878		Trade MAPS 1 Ltd
				0.85%, 12/10/2018(c),(d),(e)	11,500	11,536
Total Capital International SA
1.50%, 02/17/2017	1,495	1,518		Volvo Financial Equipment LLC Series 2013-
1.55%, 06/28/2017	1,240	1,254		1
				0.53%, 11/16/2015(d),(e)	4,470	4,471
Total Capital SA
2.13%, 08/10/2018	1,620	1,646		Volvo Financial Equipment LLC Series 2014-
Transocean Inc				1
				0.54%, 11/15/2016(d),(e)	4,000	4,001
6.38%, 12/15/2021	2,580	2,916
YPF SA						$64,205
8.75%, 04/04/2024(d)	2,625	2,641		Packaging & Containers - 0.40%
		$114,619		ARD Finance SA
				11.13%, PIK 11.13%, 06/01/2018(d),(g)	400	440

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Packaging & Containers (continued)				Pipelines (continued)
Ardagh Packaging Finance PLC / Ardagh				Enterprise Products Operating LLC
Holdings USA Inc				3.90%, 02/15/2024	$90	$91
7.00%, 11/15/2020(d)	$46	$48		Kinder Morgan Energy Partners LP
Beverage Packaging Holdings Luxembourg II				2.65%, 02/01/2019	2,030	2,041
SA / Beverage Packaging Holdings II				5.63%, 09/01/2041	1,130	1,186
5.63%, 12/15/2016(d)	240	245		Kinder Morgan Inc/DE
6.00%, 06/15/2017(d)	210	216		5.00%, 02/15/2021(d)	270	270
Crown Cork & Seal Co Inc				5.63%, 11/15/2023(d)	500	500
7.38%, 12/15/2026	780	866		ONEOK Partners LP
Exopack Holding Corp				3.25%, 02/01/2016	2,380	2,476
10.00%, 06/01/2018(d)	840	903		Sabine Pass Liquefaction LLC
Packaging Corp of America				5.63%, 02/01/2021(e)	490	506
4.50%, 11/01/2023	2,375	2,494		6.25%, 03/15/2022(d)	745	781
Rock-Tenn Co				Spectra Energy Partners LP
3.50%, 03/01/2020	4,330	4,438		4.75%, 03/15/2024	2,175	2,328
4.90%, 03/01/2022	860	929		TransCanada PipeLines Ltd
		$10,579		4.63%, 03/01/2034	1,270	1,330
				Transportadora de Gas Internacional SA ESP
Pharmaceuticals - 1.23%				5.70%, 03/20/2022(d)	300	319
Actavis Inc				5.70%, 03/20/2022	1,500	1,596
3.25%, 10/01/2022	3,135	3,039		Western Gas Partners LP
Express Scripts Holding Co				2.60%, 08/15/2018	3,540	3,583
2.75%, 11/21/2014	2,305	2,334		5.45%, 04/01/2044	3,045	3,229
4.75%, 11/15/2021	1,405	1,540		Williams Partners LP
6.13%, 11/15/2041	2,875	3,478		4.30%, 03/04/2024	2,655	2,711
Forest Laboratories Inc						$30,213
4.38%, 02/01/2019(d)	10,555	11,228
4.88%, 02/15/2021(d)	385	410		Real Estate - 0.40%
5.00%, 12/15/2021(d)	220	235		Crescent Resources LLC / Crescent Ventures
GlaxoSmithKline Capital Inc				Inc
5.38%, 04/15/2034	255	295		10.25%, 08/15/2017(d)	1,025	1,145
GlaxoSmithKline Capital PLC				Regency Centers LP
1.50%, 05/08/2017	1,385	1,399		5.88%, 06/15/2017	8,275	9,322
Grifols Worldwide Operations Ltd						$10,467
5.25%, 04/01/2022(d)	1,000	1,015
McKesson Corp				REITS- 0.59%
3.80%, 03/15/2024	830	839		ARC Properties Operating Partnership
Novartis Capital Corp				LP/Clark Acquisition LLC
				3.00%, 02/06/2019(d)	2,500	2,505
4.40%, 05/06/2044	50	51
Par Pharmaceutical Cos Inc				DDR Corp
7.38%, 10/15/2020	430	467		4.63%, 07/15/2022	2,250	2,396
Perrigo Co PLC				DuPont Fabros Technology LP
1.30%, 11/08/2016(d)	690	689		5.88%, 09/15/2021	415	433
5.30%, 11/15/2043(d)	885	947		HCP Inc
Salix Pharmaceuticals Ltd				2.63%, 02/01/2020	2,140	2,131
6.00%, 01/15/2021(d)	570	611		iStar Financial Inc
Sanofi				3.88%, 07/01/2016	185	190
4.00%, 03/29/2021	855	922		4.88%, 07/01/2018	390	402
Valeant Pharmaceuticals International				9.00%, 06/01/2017	490	576
5.63%, 12/01/2021(d)	105	109		Prologis LP
7.50%, 07/15/2021(d)	1,310	1,461		4.25%, 08/15/2023	1,445	1,492
Wyeth LLC				6.88%, 03/15/2020	743	878
6.00%, 02/15/2036	565	698		Ventas Realty LP / Ventas Capital Corp
Zoetis Inc				2.70%, 04/01/2020	4,570	4,528
1.15%, 02/01/2016	490	493				$15,531
		$32,260		Retail - 1.16%
Pipelines - 1.16%				Building Materials Holding Corp
				9.00%, 09/15/2018(d)	775	843
Buckeye Partners LP
2.65%, 11/15/2018	520	517		CVS Caremark Corp
DCP Midstream LLC				2.25%, 12/05/2018	2,830	2,850
5.85%, 05/21/2043(d),(e)	880	832		3.25%, 05/18/2015	1,105	1,134
El Paso Pipeline Partners Operating Co LLC				4.13%, 05/15/2021	895	961
4.70%, 11/01/2042	1,540	1,415		5.30%, 12/05/2043	295	330
5.00%, 10/01/2021	1,575	1,693		5.75%, 05/15/2041	665	789
Energy Transfer Partners LP				CVS Pass-Through Trust
				5.93%, 01/10/2034(d)	1,131	1,275
3.60%, 02/01/2023	445	433		7.51%, 01/10/2032(d)	309	383
5.95%, 10/01/2043	1,770	1,939
6.70%, 07/01/2018	377	437		Landry's Holdings II Inc
				10.25%, 01/01/2018(d)	835	893

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Retail (continued)					Sovereign (continued)
Landry's Inc					France Government Bond OAT
9.38%, 05/01/2020(d)		$555	$612		3.00%, 04/25/2022	EUR	50	$77
Macy's Retail Holdings Inc					3.50%, 04/25/2026		30	47
5.75%, 07/15/2014		875	884		3.75%, 04/25/2021		85	137
5.90%, 12/01/2016		3,694	4,097		4.50%, 04/25/2041		25	45
6.38%, 03/15/2037		1,245	1,529		French Treasury Note BTAN
6.90%, 04/01/2029		145	178		1.75%, 02/25/2017		40	58
Michaels FinCo Holdings LLC / Michaels					Hungary Government International Bond
FinCo Inc					5.38%, 03/25/2024		$1,950	2,021
7.50%, PIK 8.25%, 08/01/2018(d),(g)		630	649		5.75%, 11/22/2023		1,066	1,135
Michaels Stores Inc					IPIC GMTN Ltd
5.88%, 12/15/2020(d)		472	479		5.00%, 11/15/2020(d)		250	276
Neiman Marcus Group LTD LLC					Ireland Government Bond
8.75%, 10/15/2021(d)		940	1,039		5.90%, 10/18/2019	EUR	150	256
New Academy Finance Co LLC / New					Italy Buoni Poliennali Del Tesoro
Academy Finance Corp					2.75%, 12/01/2015		100	143
8.00%, PIK 8.75%, 06/15/2018(d),(g)		1,305	1,338		3.50%, 11/01/2017		100	149
Petco Holdings Inc					4.25%, 09/01/2019		75	116
8.50%, PIK 9.25%, 10/15/2017(d),(g)		955	974		4.75%, 06/01/2017		75	115
Suburban Propane Partners LP/Suburban					5.00%, 09/01/2040		15	24
Energy Finance Corp					5.50%, 11/01/2022		75	125
7.38%, 03/15/2020		715	763		6.00%, 05/01/2031		20	36
7.50%, 10/01/2018		330	350		Japan Government Ten Year Bond
Wal-Mart Stores Inc					0.60%, 03/20/2023	JPY	24,000	236
1.00%, 04/21/2017		7,500	7,504		0.80%, 09/20/2020		7,000	71
4.75%, 10/02/2043		505	537		1.30%, 03/20/2021		37,000	385
			$30,391		1.40%, 06/20/2019		16,000	166
					Japan Government Twenty Year Bond
Savings & Loans - 0.21%					1.90%, 03/20/2024		21,200	233
Santander Holdings USA Inc/PA					Mexican Bonos
3.00%, 09/24/2015		5,430	5,585		6.50%, 06/10/2021(e)	MXN	550	44
					7.75%, 12/14/2017(e)		600	50
Semiconductors - 0.03%					Netherlands Government Bond
Intel Corp					2.25%, 07/15/2022(d)	EUR	65	96
4.25%, 12/15/2042		825	798		4.00%, 07/15/2018(d)		15	24
					Poland Government Bond
					5.25%, 10/25/2020	PLN	90	32
Software - 0.19%					Romanian Government International Bond
Activision Blizzard Inc					4.88%, 01/22/2024(d)		$850	892
5.63%, 09/15/2021(d)		805	858
6.13%, 09/15/2023(d)		970	1,055		Spain Government Bond
					4.25%, 10/31/2016	EUR	60	90
Oracle Corp					4.65%, 07/30/2025		10	16
2.38%, 01/15/2019		2,655	2,699		4.85%, 10/31/2020		30	48
Serena Software Inc					5.50%, 04/30/2021		100	167
10.38%, 03/15/2016		318	319		Sweden Government Bond
			$4,931		4.25%, 03/12/2019	SEK	120	21
Sovereign - 0.48%					6.75%, 05/05/2014		70	11
Australia Government Bond					Switzerland Government Bond
3.25%, 04/21/2029	AUD	25	20		3.75%, 06/10/2015	CHF	12	14
4.50%, 04/15/2020		35	34		Turkey Government International Bond
5.25%, 03/15/2019		10	10		3.25%, 03/23/2023		$2,500	2,254
Belgium Government Bond					United Kingdom Gilt
3.00%, 09/28/2019	EUR	95	145		1.75%, 09/07/2022	GBP	40	64
4.25%, 09/28/2021(d)		35	58		4.25%, 12/07/2040		60	116
Brazilian Government International Bond					4.75%, 12/07/2030		25	51
4.25%, 01/07/2025		$2,050	2,035					$12,649
Bundesrepublik Deutschland					Student Loan Asset Backed Securities - 1.10%
3.50%, 07/04/2019	EUR	20	32		SLM Private Education Loan Trust 2012-A
4.75%, 07/04/2028		15	28		1.55%, 08/15/2025(d),(e)		$1,401	1,419
Canadian Government Bond					SLM Private Education Loan Trust 2012-B
0.75%, 05/01/2014	CAD	150	137		1.25%, 12/15/2021(d),(e)		4,184	4,202
1.25%, 03/01/2018		160	145		SLM Private Education Loan Trust 2012-C
2.00%, 12/01/2014		50	46		1.25%, 08/15/2023(d),(e)		6,046	6,080
Denmark Government Bond					SLM Private Education Loan Trust 2012-E
3.00%, 11/15/2021	DKK	80	17		0.90%, 06/15/2016(d),(e)		2,116	2,121
4.00%, 11/15/2017		80	17		SLM Private Education Loan Trust 2013-A
Finland Government Bond					0.75%, 08/15/2022(d),(e)		2,289	2,293
1.63%, 09/15/2022(d)	EUR	60	84
					SLM Private Education Loan Trust 2013-B
					0.80%, 07/15/2022(d),(e)		4,814	4,823

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Student Loan Asset Backed Securities (continued)				Telecommunications (continued)
SLM Student Loan Trust 2008-6				NII Capital Corp
0.78%, 10/25/2017(e)	$1,083	$1,085		7.63%, 04/01/2021	$920	$274
SLM Student Loan Trust 2008-8				NII International Telecom SCA
1.13%, 10/25/2017(e)	379	381		7.88%, 08/15/2019(d)	195	137
SLM Student Loan Trust 2012-6				11.38%, 08/15/2019(d)	195	141
0.31%, 02/27/2017(e)	342	342		Ooredoo International Finance Ltd
SLM Student Loan Trust 2012-7				3.25%, 02/21/2023	600	564
0.31%, 02/27/2017(e)	3,033	3,032		SBA Tower Trust
SLM Student Loan Trust 2013-6				4.25%, 04/15/2040(d),(e)	2,490	2,569
0.43%, 02/25/2019(e)	3,065	3,066		SoftBank Corp
		$28,844		4.50%, 04/15/2020(d)	3,150	3,158
				Sprint Capital Corp
Telecommunications - 3.50%				6.88%, 11/15/2028	565	558
Altice Financing SA				Sprint Communications Inc
6.50%, 01/15/2022(d)	275	288
7.88%, 12/15/2019(d)	1,200	1,310		6.00%, 12/01/2016	100	110
				6.00%, 11/15/2022	770	776
Altice Finco SA				7.00%, 08/15/2020	1,565	1,702
8.13%, 01/15/2024(d)	200	216
				9.00%, 11/15/2018(d)	175	213
9.88%, 12/15/2020(d)	250	287
				9.13%, 03/01/2017	236	279
Altice SA				Sprint Corp
7.75%, 05/15/2022(d),(f)	760	792
				7.13%, 06/15/2024(d)	305	320
America Movil SAB de CV				7.88%, 09/15/2023(d)	680	750
5.00%, 10/16/2019	400	450		Telefonica Emisiones SAU
AT&T Inc				3.19%, 04/27/2018	1,450	1,503
2.38%, 11/27/2018	3,190	3,231		4.57%, 04/27/2023	940	983
4.35%, 06/15/2045	2,995	2,698		5.13%, 04/27/2020	4,495	4,970
5.80%, 02/15/2019	390	453		5.46%, 02/16/2021	3,680	4,144
B Communications Ltd				6.42%, 06/20/2016	595	660
7.38%, 02/15/2021(d)	230	243
				T-Mobile USA Inc
Bharti Airtel International Netherlands BV				6.13%, 01/15/2022	185	194
5.13%, 03/11/2023(d)	1,000	978
				6.25%, 04/01/2021	960	1,022
British Telecommunications PLC				6.50%, 01/15/2024	190	199
1.63%, 06/28/2016	1,490	1,511		6.63%, 04/28/2021	585	632
CC Holdings GS V LLC / Crown Castle GS III				UPCB Finance VI Ltd
Corp				6.88%, 01/15/2022(d)	890	970
3.85%, 04/15/2023	2,890	2,837		Verizon Communications Inc
Cisco Systems Inc				0.70%, 11/02/2015	240	240
0.73%, 03/01/2019(e)	655	658
				1.98%, 09/14/2018(e)	7,303	7,711
3.63%, 03/04/2024	1,870	1,901		3.45%, 03/15/2021	2,290	2,341
Digicel Group Ltd				3.50%, 11/01/2021	2,635	2,679
7.13%, 04/01/2022(d)	1,050	1,055
8.25%, 09/30/2020(d)	475	506		3.65%, 09/14/2018	805	859
				5.05%, 03/15/2034	1,540	1,615
Digicel Ltd				5.15%, 09/15/2023	460	507
6.00%, 04/15/2021(d)	2,650	2,683
8.25%, 09/01/2017(d)	670	695		6.25%, 04/01/2037	425	502
				6.40%, 09/15/2033	2,845	3,430
8.25%, 09/01/2017	1,700	1,764		6.55%, 09/15/2043	2,315	2,856
Eileme 1 AB				6.90%, 04/15/2038	1,195	1,504
14.25%, PIK 14.25%, 08/15/2020(d),(g)	721	750
				VimpelCom Holdings BV
Eileme 2 AB				5.20%, 02/13/2019(d)	1,495	1,390
11.63%, 01/31/2020(d)	830	992
				Wind Acquisition Finance SA
Embarq Corp				7.38%, 04/23/2021(d)	2,245	2,307
8.00%, 06/01/2036	695	743				$91,406
Goodman Networks Inc
12.13%, 07/01/2018(d)	645	713		Transportation - 0.55%
12.13%, 07/01/2018	365	403		Burlington Northern Santa Fe LLC
Inmarsat Finance PLC				4.45%, 03/15/2043	795	781
7.38%, 12/01/2017(d)	350	364		CSX Corp
Intelsat Jackson Holdings SA				5.50%, 04/15/2041	1,805	2,073
5.50%, 08/01/2023(d)	1,390	1,360		6.25%, 03/15/2018	740	854
7.25%, 10/15/2020	710	767		7.38%, 02/01/2019	964	1,180
Intelsat Luxembourg SA				Eletson Holdings
6.75%, 06/01/2018	125	132		9.63%, 01/15/2022(d)	725	772
7.75%, 06/01/2021	3,300	3,440		FedEx Corp
8.13%, 06/01/2023	630	661		5.10%, 01/15/2044	1,440	1,531
Level 3 Communications Inc				Navios Maritime Acquisition Corp / Navios
11.88%, 02/01/2019	384	433		Acquisition Finance US Inc
Level 3 Financing Inc				8.13%, 11/15/2021(d)	1,810	1,887
3.85%, 01/15/2018(d),(e)	195	198		Navios Maritime Holdings Inc / Navios
6.13%, 01/15/2021(d)	270	283		Maritime Finance II US Inc
8.13%, 07/01/2019	770	842		7.38%, 01/15/2022(d)	760	768

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Transportation (continued)				Coal- 0.07%
Navios Maritime Holdings Inc / Navios				Arch Coal Inc, Term Loan
Maritime Finance II US Inc (continued)				6.25%, 05/16/2018(e)	$713	$693
8.13%, 02/15/2019	$115	$117		Patriot Coal Corp, Term Loan EXIT
Navios South American Logistics Inc / Navios				9.00%, 12/18/2018(e)	1,011	1,008
Logistics Finance US Inc						$1,701
7.25%, 05/01/2022(d)	600	602
PHI Inc				Commercial Services - 0.05%
5.25%, 03/15/2019(d)	380	386		Envision Healthcare Corp, Term Loan B
				4.00%, 05/25/2018(e)	212	212
Swift Services Holdings Inc
10.00%, 11/15/2018	1,690	1,844		Interactive Data Corp, Term Loan B
				3.75%, 02/11/2018(e)	706	705
Topaz Marine SA
8.63%, 11/01/2018(d)	400	420		TMS International Corp, Term Loan B
				4.50%, 10/04/2020(e)	309	310
Transnet SOC Ltd
4.00%, 07/26/2022(d)	1,200	1,113				$1,227
		$14,328		Computers - 0.09%
Trucking & Leasing - 0.02%				Oberthur Technologies of America Corp, Term
Jurassic Holdings III Inc				Loan B2
				4.50%, 10/18/2019(e)	1,576	1,579
6.88%, 02/15/2021(d)	385	398
				Spansion LLC, Term Loan B
				3.75%, 12/18/2019(e)	656	655
TOTAL BONDS		$1,609,470
	Principal					$2,234
CONVERTIBLE BONDS - 0.08%	Amount (000's)	Value(000	's)	Consumer Products - 0.06%
				Dell International LLC, Term Loan B
Semiconductors - 0.08%				4.50%, 03/24/2020(e)	1,607	1,603
Jazz Technologies Inc
8.00%, 12/31/2018(d)	2,085	2,193
				Diversified Financial Services - 0.04%
TOTAL CONVERTIBLE BONDS		$2,193		Delos Finance Sarl, Term Loan B
SENIOR FLOATING RATE INTERESTS -	Principal			3.50%, 02/26/2021(e)	665	662
3.21%	Amount (000's)	Value(000	's)	INA Beteiligungsgesellschaft mbH, Term
				Loan C
Apparel - 0.06%				4.25%, 01/20/2017(e)	485	486
Calceus Acquisition Inc, Term Loan B1						$1,148
5.00%, 09/24/2020(e)	$1,455	$1,454
				Electric - 0.10%
				Dynegy Inc, Term Loan B2
Automobile Manufacturers - 0.04%				4.00%, 04/16/2020(e)	735	734
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017(e)	1,143	1,141		EFS Cogen Holdings I LLC, Term Loan B
				3.75%, 11/17/2020(e)	470	471
				Texas Competitive Electric Holdings Co LLC,
Automobile Parts & Equipment - 0.10%				Term Loan NONEXT
Federal-Mogul Holdings Corp, Term Loan C				3.74%, 10/10/2014(e)	1,803	1,356
0.00%, 04/02/2021(e),(h)	1,500	1,487				$2,561
Visteon Corp, Delay-Draw Term Loan B-DD
0.00%, 04/09/2021(e),(h)	1,140	1,130		Electronics - 0.07%
		$2,617		Isola USA Corp, Term Loan B
				9.25%, 11/29/2018(e)	1,829	1,865
Building Materials - 0.09%
CPG International Inc, Term Loan B
4.75%, 09/30/2020(e)	731	731		Entertainment - 0.35%
				CCM Merger Inc, Term Loan
GYP Holdings III Corp, Term Loan B				5.00%, 03/01/2017(e)	2,801	2,790
4.75%, 03/26/2021(e)	815	799
7.75%, 03/25/2022(e)	945	951		Lions Gate Entertainment Corp, Term Loan
				5.00%, 07/17/2020(e)	925	939
		$2,481		NEP/NCP Holdco Inc, Term Loan B
Chemicals - 0.21%				4.25%, 01/22/2020(e)	2,178	2,170
Allnex Luxembourg & CY SCA, Term Loan				Peninsula Gaming LLC, Term Loan B
8.25%, 03/12/2020(e)	1,900	1,938		4.25%, 11/30/2017(e)	925	924
AZ Chem US Inc, Term Loan B				WMG Acquisition Corp, Term Loan B
5.25%, 02/21/2017(e)	452	453		3.75%, 07/07/2020(e)	2,222	2,200
Eagle Spinco Inc, Term Loan B						$9,023
3.50%, 01/28/2017(e)	776	772
Ineos US Finance LLC, Term Loan B				Food- 0.03%
3.75%, 05/04/2018(e)	1,092	1,082		HJ Heinz Co, Term Loan B2
				3.50%, 03/27/2020(e)	868	870
Taminco Global Chemical Corp, Term Loan
B
3.25%, 02/15/2019(e)	1,299	1,286		Forest Products & Paper - 0.20%
		$5,531		Caraustar Industries Inc, Term Loan B
				7.50%, 04/26/2019(e)	2,427	2,457

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Forest Products & Paper (continued)			Media (continued)
Exopack Holdings SA, Term Loan B			Numericable US LLC, Term Loan B1
5.25%, 04/24/2019(e)	$1,706	$1,718	0.00%, 04/23/2020(e),(h)	$460	$460
NewPage Corp, Term Loan			Numericable US LLC, Term Loan B2
9.50%, 02/05/2021(e)	925	933	0.00%, 04/23/2020(e),(h)	399	398
		$5,108	Univision Communications Inc, Term Loan
			C3
Healthcare - Products - 0.08%			4.00%, 03/01/2020(e)	158	157
Accellent Inc, Term Loan			Univision Communications Inc, Term Loan
0.00%, 02/19/2021(e),(h)	1,210	1,199
			C4
Kinetic Concepts Inc, Term Loan E1			4.00%, 03/01/2020(e)	3,202	3,188
4.00%, 05/04/2018(e)	823	821
			WideOpenWest Finance LLC, Term Loan B
		$2,020	4.75%, 03/27/2019(e)	845	846
Healthcare - Services - 0.14%			WideOpenWest Finance LLC, Term Loan B1
CHS/Community Health Systems Inc, Term			3.75%, 07/17/2017(e)	816	814
Loan D					$8,178
4.25%, 01/27/2021(e)	384	385
			Mining - 0.03%
CHS/Community Health Systems Inc, Term			FMG Resources August 2006 Pty Ltd, Term
Loan E			Loan B
3.47%, 01/25/2017(e)	1,182	1,181
			4.25%, 06/30/2019(e)	742	741
MPH Acquisition Holdings LLC, Term Loan
B
3.05%, 03/19/2021(e)	713	709	Oil & Gas - 0.03%
Radnet Management Inc, Term Loan B			Seadrill Operating LP, Term Loan B
8.00%, 03/25/2021(e)	1,395	1,383	4.00%, 02/12/2021(e)	858	852
		$3,658

Insurance - 0.18%			Oil & Gas Services - 0.02%
Asurion LLC, Term Loan			FTS International Inc, Term Loan
8.50%, 02/19/2021(e)	2,375	2,437	0.00%, 04/09/2021(e),(h)	595	597
Asurion LLC, Term Loan B1
5.00%, 05/24/2019(e)	1,185	1,185
			Pharmaceuticals - 0.17%
Asurion LLC, Term Loan B2			Grifols Worldwide Operations USA Inc, Term
4.25%, 06/19/2020(e)	433	428
			Loan B
CNO Financial Group Inc, Term Loan B2			0.00%, 03/05/2021(e),(h)	750	746
3.75%, 09/28/2018(e)	529	527
			JLL/Delta Dutch Newco BV, Term Loan B
		$4,577	0.00%, 01/22/2021(e),(h)	680	670
Internet - 0.05%			Par Pharmaceutical Cos Inc, Term Loan B
			4.00%, 09/30/2019(e)	1,700	1,690
Zayo Group LLC, Term Loan B
4.00%, 07/02/2019(e)	1,426	1,421	Valeant Pharmaceuticals International Inc,
			Term Loan D2
			3.75%, 02/13/2019(e)	1,209	1,208
Iron & Steel - 0.03%					$4,314
Signode Industrial Group US Inc, Term Loan
B			Pipelines - 0.01%
0.00%, 04/08/2021(e),(h)	730	725	NGPL PipeCo LLC, Term Loan B
			6.75%, 05/04/2017(e)	313	308

Lodging - 0.17%
Caesars Entertainment Operating Co Inc, Term			REITS- 0.07%
Loan B4			iStar Financial Inc, Term Loan
9.50%, 10/31/2016(e)	384	380	4.50%, 10/15/2017(e)	241	241
Caesars Entertainment Operating Co Inc, Term			iStar Financial Inc, Term Loan A2
Loan B6			7.00%, 06/30/2014(e)	1,492	1,562
5.40%, 01/28/2018(e)	2,976	2,777			$1,803
CityCenter Holdings LLC, Term Loan B			Retail - 0.17%
5.00%, 10/09/2020(e)	883	886
			Academy Ltd, Term Loan B
Hilton Worldwide Finance LLC, Term Loan			4.50%, 08/03/2018(e)	1,044	1,043
B			Michaels Stores Inc, Term Loan B
3.50%, 09/23/2020(e)	328	327
			3.75%, 01/24/2020(e)	1,718	1,716
		$4,370	Neiman Marcus Group LTD LLC, Term
Media- 0.31%			Loan
Charter Communications Operating LLC,			4.76%, 10/25/2020(e)	1,696	1,690
Term Loan E					$4,449
3.00%, 04/10/2020(e)	347	342
			Semiconductors - 0.02%
Clear Channel Communications Inc, Term			Entegris Inc, Term Loan B
Loan D-EXT			0.00%, 03/25/2021(e),(h)	585	580
6.90%, 01/30/2019(e)	1,125	1,115
Cumulus Media Holdings Inc, Term Loan B
4.25%, 12/23/2020(e)	859	858

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Software - 0.04%				(continued)
Activision Blizzard Inc, Term Loan B
3.25%, 07/26/2020(e)	$941	$940		6.50%, 03/01/2029	$1	$1
				6.50%, 03/01/2029	13	15
				6.50%, 05/01/2029	21	23
Telecommunications - 0.13%				6.50%, 04/01/2031	9	10
Altice Financing SA, Delay-Draw Term Loan				6.50%, 06/01/2031	2	2
DD				6.50%, 09/01/2031	4	5
5.50%, 07/03/2019(e)	981	998		6.50%, 02/01/2032	6	7
Integra Telecom Holdings Inc, Term Loan				6.50%, 02/01/2032	2	2
5.25%, 02/19/2020(e)	467	477		6.50%, 05/01/2032	25	29
9.75%, 02/19/2020(e)	988	1,008		6.50%, 04/01/2035	251	282
NTELOS Inc, Term Loan B				6.50%, 10/01/2035	137	156
5.75%, 11/09/2019(e)	1,037	1,038		7.00%, 12/01/2029	12	13
		$3,521		7.00%, 06/01/2030	15	17
TOTAL SENIOR FLOATING RATE INTERESTS		$83,618		7.00%, 12/01/2030	12	13
U.S. GOVERNMENT & GOVERNMENT	Principal			7.00%, 09/01/2031	3	4
AGENCY OBLIGATIONS - 40.05%	Amount (000's)	Value(000	's)	7.50%, 09/01/2030	4	4
				7.50%, 09/01/2030	3	4
Federal Home Loan Mortgage Corporation (FHLMC) -2.95%				7.50%, 01/01/2031	19	21
2.20%, 12/01/2035(e)	$56	$59		7.50%, 03/01/2031	5	5
2.44%, 05/01/2037(e)	335	357		7.50%, 02/01/2032	11	13
2.49%, 01/01/2034(e)	74	78		8.00%, 09/01/2030	114	127
3.00%, 01/01/2043	4,758	4,653				$76,957
3.50%, 12/01/2042	11,069	11,257		Federal National Mortgage Association (FNMA) - 13.47%
3.50%, 04/01/2044	5,314	5,408		1.68%, 10/01/2034(e)	238	248
4.00%, 11/01/2043	1,682	1,765		1.94%, 10/01/2036(e)	107	114
4.00%, 05/01/2044(i)	2,100	2,197
				1.97%, 09/01/2038(e)	2,246	2,341
4.50%, 04/01/2031	2,401	2,632		2.23%, 02/01/2036(e)	40	40
4.50%, 06/01/2040	2,011	2,182		2.26%, 12/01/2032(e)	174	184
4.50%, 08/01/2040	161	174		2.26%, 04/01/2036(e)	362	383
4.50%, 04/01/2041	13,627	14,717		2.26%, 06/01/2043(e)	5,744	5,685
4.50%, 05/01/2044(i)	2,000	2,148
				2.28%, 07/01/2033(e)	1,236	1,318
5.00%, 03/01/2018	524	556		2.32%, 01/01/2033(e)	126	133
5.00%, 05/01/2018	374	396		2.32%, 03/01/2035(e)	337	355
5.00%, 10/01/2018	289	306		2.34%, 12/01/2036(e)	521	562
5.00%, 01/01/2019	367	389		2.35%, 07/01/2034(e)	441	470
5.00%, 06/01/2031	2,100	2,319		2.49%, 08/01/2035(e)	319	341
5.00%, 12/01/2038	369	403		2.50%, 05/01/2029(i)	12,600	12,679
5.00%, 02/01/2039	2,384	2,606		2.63%, 04/01/2033(e)	200	213
5.00%, 08/01/2040	4,480	4,936		2.74%, 03/01/2035(e)	4,871	5,220
5.01%, 07/01/2034(e)	26	27
				3.00%, 05/01/2028(i)	8,000	8,256
5.50%, 03/01/2018	166	176		3.00%, 12/01/2040	244	238
5.50%, 08/01/2023	1,268	1,380		3.00%, 11/01/2042	865	847
5.50%, 06/01/2024	158	175		3.00%, 04/01/2043	951	928
5.50%, 04/01/2033	55	60		3.00%, 05/01/2043(i)	51,900	50,570
5.50%, 05/01/2033	170	189		3.33%, 04/01/2041(e)	1,867	1,972
5.50%, 10/01/2033	129	142		3.50%, 12/01/2025	2,926	3,085
5.50%, 12/01/2033	1,426	1,595		3.50%, 04/01/2027	1,537	1,620
5.50%, 11/01/2036	1,587	1,758		3.50%, 05/01/2029(i)	9,450	9,952
5.50%, 04/01/2038	338	374		3.50%, 10/01/2033	6,352	6,597
5.50%, 04/01/2038	469	521		3.50%, 01/01/2041	475	482
5.50%, 08/01/2038	1,014	1,136		3.50%, 03/01/2042	4,721	4,803
5.50%, 03/01/2040	1,677	1,859		3.50%, 02/01/2043	7,409	7,458
6.00%, 07/01/2017	21	22		3.50%, 04/01/2043	4,578	4,608
6.00%, 03/01/2022	38	42		3.50%, 05/01/2043(i)	18,000	18,269
6.00%, 07/01/2023	520	579		3.50%, 05/01/2043	689	700
6.00%, 06/01/2028	7	7		3.50%, 07/01/2043	3,636	3,698
6.00%, 01/01/2029	3	3		4.00%, 08/01/2020	2,685	2,851
6.00%, 03/01/2031	17	19		4.00%, 06/01/2026	4,173	4,439
6.00%, 04/01/2031	1	1		4.00%, 05/01/2029(i)	3,350	3,554
6.00%, 12/01/2031	82	93		4.00%, 02/01/2031	858	913
6.00%, 12/01/2032	83	93		4.00%, 02/01/2031	749	797
6.00%, 02/01/2033	202	227		4.00%, 05/01/2031	1,657	1,763
6.00%, 12/01/2033	88	100		4.00%, 06/01/2031	2,576	2,742
6.00%, 10/01/2036(e)	724	812
6.00%, 12/01/2037(e)	504	560		4.00%, 04/01/2034	7,963	8,613
6.00%, 01/01/2038(e)	144	161		4.00%, 12/01/2040	4,912	5,169
				4.00%, 12/01/2040	10,270	10,794
6.00%, 01/01/2038	808	910		4.00%, 01/01/2041	7,687	8,078
6.00%, 07/01/2038	3,186	3,585		4.00%, 03/01/2043	4,380	4,590
6.50%, 06/01/2017	58	60

See accompanying notes

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)				(continued)
4.00%, 05/01/2043	$942	$990		3.50%, 08/15/2043	$7,841	$8,077
4.00%, 09/01/2043	447	469		3.50%, 05/01/2044(i)	24,200	24,881
4.00%, 02/01/2044	14,822	15,615
4.00%, 05/01/2044(i)	10,000	10,477		4.00%, 10/15/2041	6,154	6,525
				4.00%, 02/15/2042	2,315	2,455
4.50%, 12/01/2039	110	118		4.00%, 05/01/2043(i)	25,000	26,457
4.50%, 05/01/2040	2,271	2,467
4.50%, 05/01/2040	2,547	2,751		4.00%, 05/01/2043	6,700	7,090
				4.00%, 05/20/2043	607	643
4.50%, 07/01/2040	1,574	1,702		4.50%, 06/20/2025	8,813	9,392
4.50%, 01/01/2041	2,217	2,396
4.50%, 09/01/2041	1,310	1,406		4.50%, 09/15/2039	839	915
				4.50%, 01/20/2040	3,758	4,087
4.50%, 04/01/2044	27,230	29,283
4.50%, 05/01/2044 (i)	13,000	13,957		4.50%, 08/20/2040	7,682	8,362
5.00%, 03/01/2018	163	173		4.50%, 10/20/2040	2,877	3,132
				4.50%, 04/15/2041	6,425	7,062
5.00%, 12/01/2039	221	245		4.50%, 07/15/2041	3,117	3,426
5.00%, 02/01/2040	574	631		4.50%, 05/01/2043	12,000	13,007
5.00%, 04/01/2040	1,059	1,165
5.00%, 05/01/2041	5,628	6,223		4.50%, 01/20/2044	9,879	10,721
5.00%, 05/01/2044(i)	20,000	21,931		5.00%, 11/15/2033	4,351	4,819
5.50%, 09/01/2017	26	28		5.00%, 06/15/2034	96	107
5.50%, 10/01/2017	43	45		5.00%, 10/20/2039	524	579
				5.00%, 07/20/2040	903	991
5.50%, 06/01/2020	451	479		5.00%, 09/20/2041	1,380	1,519
5.50%, 09/01/2020	1,190	1,299
5.50%, 02/01/2023	96	106		5.00%, 05/01/2043	10,000	10,963
				5.50%, 10/15/2033	1,494	1,689
5.50%, 06/01/2023	285	314		5.50%, 05/20/2035	183	205
5.50%, 07/01/2023	7	8
5.50%, 07/01/2033	347	387		5.50%, 02/15/2038	2,073	2,303
				6.00%, 07/20/2028	77	86
5.50%, 09/01/2033	417	464		6.00%, 11/20/2028	64	72
5.50%, 08/01/2036	3,487	3,866
5.50%, 02/01/2037	189	210		6.00%, 01/20/2029	71	82
				6.00%, 07/20/2029	15	17
5.50%, 04/01/2038	6,850	7,606		6.00%, 08/15/2031	42	48
5.50%, 12/01/2038	2,287	2,527
5.50%, 05/01/2040	1,699	1,878		6.00%, 01/15/2032	8	9
				6.00%, 02/15/2032	68	78
5.50%, 05/01/2040	1,600	1,786		6.00%, 02/15/2033	53	61
6.00%, 02/01/2023	37	41
6.00%, 02/01/2038(e)	1,514	1,688		6.00%, 12/15/2033	75	86
				6.50%, 03/20/2028	13	15
6.00%, 05/01/2038	212	236		6.50%, 05/20/2029	11	13
6.00%, 08/01/2038	1,405	1,581
6.00%, 08/01/2038	580	657		6.50%, 02/20/2032	6	7
				6.50%, 10/15/2032	31	36
6.50%, 07/01/2016	1	1		6.50%, 12/15/2032	146	165
6.50%, 02/01/2017	8	8
6.50%, 03/01/2017	5	5		7.00%, 04/15/2031	1	1
6.50%, 04/01/2017	2	2		7.00%, 06/15/2031	23	27
				7.00%, 07/15/2031	2	2
6.50%, 08/01/2017	53	55		7.00%, 06/15/2032	154	175
6.50%, 05/01/2022	12	13
6.50%, 12/01/2031	8	9		8.00%, 01/20/2031	8	10
6.50%, 02/01/2032	5	6				$185,803
6.50%, 02/01/2032	5	6		U.S. Treasury - 16.52%
6.50%, 04/01/2032	8	9		0.25%, 01/31/2015	16,000	16,021
6.50%, 06/01/2032	3	3		0.25%, 05/15/2015	700	701
6.50%, 08/01/2032	23	26		0.63%, 11/15/2016(j)	25,000	24,971
6.50%, 07/01/2037	823	926		0.63%, 02/15/2017	125	124
6.50%, 07/01/2037	635	714		0.63%, 05/31/2017	22,480	22,276
6.50%, 12/01/2037	1,044	1,174		0.75%, 06/30/2017	22,000	21,850
6.50%, 02/01/2038	627	705		0.75%, 10/31/2017	250	247
6.50%, 03/01/2038	439	493		0.88%, 04/15/2017	50	50
6.50%, 09/01/2038	1,510	1,697		1.00%, 08/31/2016(j)	22,770	22,992
7.00%, 02/01/2032	18	20		1.00%, 10/31/2016(j)	13,000	13,112
7.00%, 03/01/2032	60	67		1.00%, 03/31/2017	24,450	24,557
7.50%, 08/01/2032	19	21		1.00%, 05/31/2018(k)	25,525	25,152
		$351,837		1.25%, 10/31/2015	35,165	35,701
Government National Mortgage Association (GNMA) -7.11%				1.25%, 10/31/2018	12,000	11,853
				1.38%, 12/31/2018	10,000	9,906
1.50%, 07/20/2043(e)	1,989	2,030		1.50%, 07/31/2016	20,465	20,910
2.00%, 04/20/2043(e)	2,655	2,755		1.50%, 12/31/2018	50	50
3.00%, 05/01/2043	6,000	5,965		1.88%, 08/31/2017(j)	22,925	23,552
3.00%, 05/01/2043(i)	6,600	6,562		2.25%, 03/31/2021	20,000	20,039
3.50%, 03/15/2042	2,603	2,683		2.38%, 05/31/2018	75	78
3.50%, 04/15/2042	2,523	2,599		2.38%, 12/31/2020	20,000	20,264
3.50%, 10/15/2042	2,730	2,812		2.63%, 04/30/2016	350	365

See accompanying notes

		Schedule of Investments
		Bond & Mortgage Securities Fund
		April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)
2.63%, 01/31/2018	$10,000	$10,513
2.75%, 02/15/2024	20,455	20,634
3.13%, 05/15/2019	500	535
3.13%, 02/15/2042	2,535	2,396
3.25%, 12/31/2016	150	160
3.75%, 11/15/2043	10,275	10,842
3.88%, 08/15/2040	11,000	11,945
4.00%, 02/15/2015	85	88
4.38%, 05/15/2040	14,500	17,033
4.50%, 02/15/2036	32,250	38,443
4.75%, 02/15/2041	70	87
5.38%, 02/15/2031	25	32
6.13%, 08/15/2029	25	34
6.75%, 08/15/2026	3,000	4,229
		$431,742
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,046,339
Total Investments		$2,911,968
Liabilities in Excess of Other Assets, Net - (11.46)%		$(299,330)
TOTAL NET ASSETS - 100.00%		$2,612,638

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $20,152 or 0.77% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $493,651 or 18.89% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
(f)	Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after April 30, 2014, at which time the interest rate will be determined.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,878 or 0.30% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $192 or 0.01% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	29.90%
Government	17.00%
Financial	12.81%
Asset Backed Securities	11.36%
Communications	6 .76%
Energy	5 .96%
Exchange Traded Funds	5 .90%
Consumer, Non-cyclical	5 .89%
Consumer, Cyclical	4 .41%
Technology	3 .03%
Basic Materials	3 .00%
Industrial	2 .88%
Utilities	2 .42%
Diversified	0 .14%
Liabilities in Excess of Other Assets, Net	(11.46)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/					Upfront		Unrealized
		Receive	Expiration	Notional			Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Fair Value	Paid/(Received)		(Depreciation)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019		$11,000	$(1,115)		$(1,109)	$(6)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019		10,500	(1,065)		(1,021)	(44)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019		13,000	(1,318)		(1,301)	(17)
Morgan Stanley & Co	CDX.EM.21	(5.00)%	06/20/2019		11,000	(1,115)		(1,069)	(46)
Total						$(4,613)		$(4,500)	$(113)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/
		Receive	Expiration	Notional			Unrealized Appreciation/
	Reference Entity	Fixed Rate	Date	Amount		Fair Value		(Depreciation)
	CDX.NA.HY.22	(5.00)%	06/20/2019		$24,000	$(1,681)	$		(91)
	CDX.NA.HY.22	(5.00)%	06/20/2019		37,500	(2,627)			102
Total						$(4,308)	$		11

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase									Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value		Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	06/10/2014		25,000		$23	$23		$—
British Pound Sterling	Brown Brothers Harriman & Co	06/10/2014		45,132		75	76		1
Euro	Brown Brothers Harriman & Co	06/10/2014		54,127		75	75		—
Japanese Yen	Brown Brothers Harriman & Co	06/10/2014	40,344,047			395	395		—
Total									$1

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value		Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	06/10/2014	101,409			$91	$94		$(3)
British Pound Sterling	Brown Brothers Harriman & Co	06/10/2014	185,075			309	312		(3)
Canadian Dollar	Brown Brothers Harriman & Co	06/10/2014	390,969			352	356		(4)
Danish Krone	Brown Brothers Harriman & Co	06/10/2014	207,740			39	39		—
Euro	Brown Brothers Harriman & Co	06/10/2014	1,565,513			2,151	2,172		(21)
Japanese Yen	Brown Brothers Harriman & Co	06/10/2014	152,712,653			1,492	1,494		(2)
Mexican Peso	Brown Brothers Harriman & Co	06/10/2014	1,334,790			100	102		(2)
Polish Zloty	Brown Brothers Harriman & Co	06/10/2014	101,373			33	33		—
Swedish Krona	Brown Brothers Harriman & Co	06/10/2014	222,370			34	34		—
Swiss Franc	Brown Brothers Harriman & Co	06/10/2014		14,217		16	16		—
Total									$(35)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 5 Year Note; June 2014	Short	184		$22,032	$		21,979		$53
Total									$53

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2014 (unaudited)

CONVERTIBLE PREFERRED STOCKS -					Principal
0.20%	Shares Held	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Banks- 0.20%				Banks (continued)
Wells Fargo & Co	5,800	$6,931		Credit Suisse/New York NY
				0.46%, 03/17/2015(c)		$2,200	$2,200
TOTAL CONVERTIBLE PREFERRED STOCKS		$6,931		Eksportfinans ASA
PREFERRED STOCKS - 0.18%	Shares Held	Value(000	's)	5.50%, 05/25/2016		1,700	1,802
				5.50%, 06/26/2017		1,400	1,498
REITS- 0.18%				Export-Import Bank of Korea
Sovereign Real Estate Investment Trust (a),(b)	5,000	6,264
				5.13%, 06/29/2020		800	894
				5.88%, 01/14/2015		8,000	8,284
TOTAL PREFERRED STOCKS		$6,264		Fifth Third Bancorp
	Principal			0.65%, 12/20/2016(c)		1,000	991
BONDS- 42.91%	Amount (000's)	Value(000	's)	Goldman Sachs Group Inc/The
				0.73%, 01/12/2015(c)		1,100	1,101
Airlines - 0.01%
UAL 2009-1 Pass Through Trust				HSBC USA Inc
10.40%, 05/01/2018	$416	$474		2.38%, 02/13/2015		4,600	4,673
				JP Morgan Chase & Co
				0.78%, 04/25/2018(c)		5,800	5,796
Automobile Manufacturers - 0.39%				3.15%, 07/05/2016		800	836
Daimler Finance North America LLC				3.70%, 01/20/2015		1,300	1,330
1.45%, 08/01/2016(b)	6,405	6,465		6.30%, 04/23/2019		14,500	17,147
Nissan Motor Acceptance Corp				JP Morgan Chase Bank NA
2.65%, 09/26/2018(b)	6,900	7,023		0.56%, 06/13/2016(c)		3,500	3,483
		$13,488		Korea Development Bank/The
Banks- 11.22%				4.38%, 08/10/2015		7,400	7,723
American Express Bank FSB				LBG Capital No.2 PLC
6.00%, 09/13/2017	4,700	5,397		15.00%, 12/21/2019	GBP	7,200	17,627
Banco Santander Brasil SA/Cayman Islands				Lloyds Bank PLC
				12.00%, 12/29/2049(b)		$12,100	17,091
4.25%, 01/14/2016(b)	2,900	2,998
4.50%, 04/06/2015(b)	500	513		National Bank of Canada
				2.20%, 10/19/2016(b)		700	722
Banco Santander Chile
1.13%, 04/11/2017(b),(c)	12,100	12,100		Russian Agricultural Bank OJSC Via RSHB
1.83%, 01/19/2016(a),(b),(c)	2,100	2,121		Capital SA
				9.00%, 06/11/2014(b)		2,200	2,211
Bank of America Corp
1.30%, 03/22/2018(c)	2,700	2,731		Santander Issuances SAU
				7.30%, 07/27/2019(c)	GBP	9,050	15,586
2.00%, 01/11/2018	17,300	17,330
3.63%, 03/17/2016	1,100	1,152		Sberbank of Russia Via SB Capital SA
4.50%, 04/01/2015	10,000	10,350		5.50%, 07/07/2015		$3,800	3,874
6.50%, 08/01/2016	10,100	11,267		Turkiye Garanti Bankasi AS
				2.73%, 04/20/2016(b),(c)		1,100	1,097
6.88%, 04/25/2018	7,500	8,836

Bank of America NA				VTB Bank OJSC Via VTB Capital SA
0.71%, 11/14/2016(c)	6,300	6,314		6.47%, 03/04/2015 (b)		6,400	6,424
6.00%, 10/15/2036	1,800	2,164		Wells Fargo & Co
				7.98%, 12/31/2049(c)		12,800	14,528
Bank of Montreal
2.85%, 06/09/2015(b)	1,800	1,849					$388,328
Bank of Nova Scotia				Commercial Services - 0.29%
0.54%, 04/11/2017(c)	26,900	26,885		President and Fellows of Harvard College
1.25%, 04/11/2017	2,000	2,004		6.50%, 01/15/2039(a),(b)		7,400	9,929
1.65%, 10/29/2015(b)	1,400	1,425
1.95%, 01/30/2017(b)	200	205
Barclays Bank PLC				Computers - 0.12%
5.20%, 07/10/2014	400	404		Apple Inc
Barclays Bank PLC/NY				2.85%, 05/06/2021(d)		1,800	1,808
0.53%, 05/01/2015 (c)	62,500	62,482		3.45%, 05/06/2024(d)		2,400	2,404
BB&T Corp							$4,212
1.09%, 06/15/2018(c)	17,000	17,255
				Diversified Financial Services - 3.78%
BBVA Bancomer SA/Texas				Ally Financial Inc
4.50%, 03/10/2016(b)	1,100	1,161
6.50%, 03/10/2021(b)	2,500	2,750		2.75%, 01/30/2017		8,300	8,404
				4.63%, 06/26/2015		1,100	1,141
BPCE SA				5.50%, 02/15/2017		10,600	11,528
12.50%, 08/29/2049(b)	8,000	10,640
				6.75%, 12/01/2014		300	309
Citigroup Inc				6.75%, 12/01/2014		4,280	4,419
2.25%, 08/07/2015	18,000	18,333		7.50%, 09/15/2020		1,100	1,303
3.95%, 06/15/2016	1,000	1,059		8.30%, 02/12/2015		6,000	6,322
4.45%, 01/10/2017	500	540		Bear Stearns Cos LLC/The
4.88%, 05/07/2015	2,200	2,287		7.25%, 02/01/2018		1,900	2,260
5.00%, 09/15/2014	11,400	11,583		Ford Motor Credit Co LLC
5.50%, 10/15/2014	4,620	4,723		1.50%, 01/17/2017		5,546	5,567
Credit Agricole SA				3.98%, 06/15/2016		200	212
8.38%, 12/31/2049(b),(c)	2,200	2,552
				7.00%, 04/15/2015		700	741
				8.70%, 10/01/2014		4,100	4,233

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value(000	's)		BONDS (continued)	Amount (000's)		Value(000	's)

Diversified Financial Services (continued)						Healthcare - Services - 0.42%
General Electric Capital Corp						New York Society for the Relief of the
0.42%, 10/06/2015(c)		$7,500	$7,504			Ruptured & Crippled Maintaining the
GMAC International Finance BV						Hospital
7.50%, 04/21/2015	EUR	2,100	3,072			3.50%, 01/01/2023(b)		$13,935	$14,436
International Lease Finance Corp
4.88%, 04/01/2015		$500	516
5.65%, 06/01/2014		4,400	4,415			Home Equity Asset Backed Securities - 1.28%
						Aegis Asset Backed Securities Trust 2005-1
5.75%, 05/15/2016		700	753			0.85%, 03/25/2035(c)		6,300	4,743
6.50%, 09/01/2014(b)		400	408
6.75%, 09/01/2016(b)		1,700	1,891			Argent Securities Inc Asset-Backed Pass-
8.62%, 09/15/2015(c)		500	549			Through Certificates Series 2005-W2
						0.51%, 10/25/2035(c)		2,400	2,174
Macquarie Group Ltd
7.30%, 08/01/2014(b)		7,400	7,517			Bear Stearns Asset Backed Securities I Trust
						2004-FR1
Northern Rock Asset Management PLC						1.95%, 07/25/2034(c)		2,971	2,560
5.63%, 06/22/2017(a),(b)		12,200	13,668
SLM Corp						Bear Stearns Asset Backed Securities I Trust
						2006-HE10
3.88%, 09/10/2015		600	618			0.35%, 12/25/2036(c)		3,553	3,295
5.00%, 04/15/2015		5,800	5,989			Bear Stearns Asset Backed Securities I Trust
5.05%, 11/14/2014		4,000	4,070

6.25%, 01/25/2016		2,500	2,697			2006-PC1 0.57%, 12/25/2035(c)		5,500	4,211
8.78%, 09/15/2016(c)	MXN	118,400	9,238
Springleaf Finance Corp						Bear Stearns Asset Backed Securities I Trust
						2007-HE3
5.40%, 12/01/2015		$5,300	5,539			0.40%, 04/25/2037(c)		5,000	2,742
6.50%, 09/15/2017		11,600	12,485			IXIS Real Estate Capital Trust 2005-HE1
6.90%, 12/15/2017		1,200	1,317			0.93%, 06/25/2035(c)		1,575	1,528
SteelRiver Transmission Co LLC
4.71%, 06/30/2017(a),(b)		2,241	2,361			JP Morgan Mortgage Acquisition Trust 2006-
						CW1
			$131,046			0.39%, 05/25/2036(c)		6,100	5,017
Electric - 0.25%						Nomura Home Equity Loan Inc Home Equity
Centrais Eletricas Brasileiras SA						Loan Trust Series 2005-HE1
6.88%, 07/30/2019(b)		1,600	1,730			0.74%, 09/25/2035(c)		3,500	2,757
Entergy Corp						Option One Mortgage Loan Trust 2005-4
3.63%, 09/15/2015		4,500	4,655		Asset	-Backed Certificates Series 2005-4
Korea Hydro & Nuclear Power Co Ltd						0.59%, 11/25/2035(c)		4,700	4,212
6.25%, 06/17/2014		900	906			RASC Series 2005-AHL2 Trust
Majapahit Holding BV						0.57%, 10/25/2035(c)		2,500	2,041
7.75%, 01/20/2020		1,300	1,492			RASC Series 2005-KS11 Trust
			$8,783			0.55%, 12/25/2035(c)		10,300	9,201
									$44,481
Finance - Mortgage Loan/Banker - 4.72%
Fannie Mae						Insurance - 0.68%
0.75%, 04/20/2017		600	597			American International Group Inc
0.88%, 08/28/2017		8,400	8,340			5.45%, 05/18/2017		2,000	2,237
0.88%, 02/08/2018		4,800	4,715			8.18%, 05/15/2068		6,300	8,426
0.88%, 05/21/2018		900	879			8.25%, 08/15/2018		1,200	1,499
1.13%, 04/27/2017		13,700	13,778			Metropolitan Life Global Funding I
1.25%, 01/30/2017		7,100	7,186			1.70%, 06/29/2015(b)		4,870	4,933
1.88%, 09/18/2018		900	910			Stone Street Trust
5.00%, 02/13/2017		2,200	2,451			5.90%, 12/15/2015(b)		6,000	6,434
5.00%, 05/11/2017		8,000	8,975						$23,529
5.38%, 06/12/2017		700	793
Freddie Mac						Iron & Steel - 0.08%
						CSN Resources SA
0.88%, 03/07/2018		1,100	1,079			6.50%, 07/21/2020(b)		1,100	1,125
1.00%, 03/08/2017		15,700	15,765			Gerdau Holdings Inc
1.00%, 06/29/2017		20,000	20,005			7.00%, 01/20/2020(b)		1,400	1,577
1.00%, 07/28/2017		13,200	13,179
1.00%, 09/29/2017		16,800	16,731						$2,702
1.25%, 05/12/2017		6,200	6,262			Media- 0.05%
1.25%, 08/01/2019		12,400	12,042			DISH DBS Corp
1.25%, 10/02/2019		18,200	17,548			6.63%, 10/01/2014		500	512
1.75%, 05/30/2019		1,100	1,098			7.75%, 05/31/2015		1,000	1,067
2.38%, 01/13/2022		1,400	1,379						$1,579
3.75%, 03/27/2019		6,700	7,334
5.50%, 08/23/2017		2,000	2,286			Mortgage Backed Securities - 4.06%
			$163,332			Arran Residential Mortgages Funding 2010-1
						PLC
						1.69%, 05/16/2047(b),(c)	EUR	2,815	3,949
						Banc of America Funding 2004-D Trust
						2.56%, 06/25/2034(c)		$136	139

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value(000	's)		BONDS (continued)	Amount (000's)		Value(000	's)

Mortgage Backed Securities (continued)						Mortgage Backed Securities (continued)
Banc of America Mortgage 2004-H Trust						Merrill Lynch Mortgage Investors Trust
2.75%, 09/25/2034(c)		$2,820	$2,824			MLMI Series 2005-A5
Banc of America Mortgage Trust 2005-11						2.46%, 06/25/2035(c)		$947	$929
5.50%, 12/25/2020		665	683			Merrill Lynch Mortgage Investors Trust Series
Banc of America Re-REMIC Trust 2009-						2005-2
UBER2						1.60%, 10/25/2035(c)		6,160	6,030
5.79%, 02/24/2051(b),(c)		14,351	16,082			Merrill Lynch Mortgage Investors Trust Series
BCAP LLC 2011-RR4-I Trust						MLCC 2005-3
5.25%, 02/26/2036(b)		2,065	1,883			2.14%, 11/25/2035(c)		1,056	1,039
BCAP LLC 2011-RR5-I Trust						Morgan Stanley Capital I Trust 2004-IQ8
5.18%, 03/26/2037(b),(c)		440	436			5.11%, 06/15/2040(c)		37	37
5.25%, 08/26/2037(b),(c)		4,467	4,652			Morgan Stanley Mortgage Loan Trust 2005-4
Bear Stearns ALT-A Trust 2005-4						5.50%, 08/25/2035		707	721
2.53%, 05/25/2035(c)		331	323			Opteum Mortgage Acceptance Corp Asset
Bear Stearns ALT-A Trust 2005-7						Backed Pass-Through Certificates 2005-5
2.66%, 09/25/2035(c)		31	27			5.64%, 12/25/2035(c)		101	103
Bear Stearns ARM Trust 2004-1						RBSCF Trust 2010-RR3
2.67%, 04/25/2034(c)		347	349			5.47%, 09/16/2039(b)		18,297	19,719
Bear Stearns ARM Trust 2005-11						RBSSP Resecuritization Trust 2011-3
3.07%, 12/25/2035(c)		207	209			0.40%, 02/26/2037(b),(c)		2,918	2,726
Bear Stearns Commercial Mortgage Securities						Silenus European Loan Conduit NO 25 Ltd
Trust 2007-PWR16						0.44%, 05/15/2019(c)	EUR	86	118
5.90%, 06/11/2040(c)		11,583	12,989			STARM Mortgage Loan Trust 2007-4
Bear Stearns Commercial Mortgage Securities						5.58%, 10/25/2037(c)		$8,499	7,828
Trust 2007-PWR17						Structured Adjustable Rate Mortgage Loan
5.70%, 06/11/2050		134	136			Trust
Chase Mortgage Finance Trust Series 2005-						2.42%, 04/25/2035(c)		3,313	3,223
A1						Structured Asset Securities Corp Mortgage
4.92%, 12/25/2035(c)		2,962	2,893		Pass	-Through Ctfs Ser 2004-20
Chase Mortgage Finance Trust Series 2006-						6.00%, 11/25/2034		6,054	6,164
A1						Wachovia Bank Commercial Mortgage Trust
5.64%, 09/25/2036(c)		1,789	1,626			Series 2006-C23
CHL Mortgage Pass-Through Trust 2005-24						5.42%, 01/15/2045		200	214
5.50%, 11/25/2035		1,789	1,706			WaMu Mortgage Pass-Through Certificates
Citicorp Mortgage Securities Trust Series						Series 2007-HY1 Trust
2006-4						4.67%, 02/25/2037(c)		4,835	4,467
5.50%, 08/25/2036		915	932			Wells Fargo Mortgage Backed Securities
Citicorp Mortgage Securities Trust Series						2004-DD Trust
2007-8						2.62%, 01/25/2035(c)		2,688	2,660
6.00%, 09/25/2037		4,625	4,840			Wells Fargo Mortgage Backed Securities
Citigroup Mortgage Loan Trust Inc						2006-AR2 Trust
5.50%, 09/25/2035		7,653	7,797			2.61%, 03/25/2036(c)		3,997	3,825
Credit Suisse Commercial Mortgage Trust									$140,429
Series 2006-C5
5.30%, 12/15/2039		2,417	2,636			Municipals - 0.02%
Credit Suisse Commercial Mortgage Trust						Autonomous Community of Valencia Spain
Series 2008-C1						4.38%, 07/16/2015	EUR	600	859
6.18%, 02/15/2041(c)		1,300	1,462
Fannie Mae Grantor Trust 2000-T6						Oil & Gas - 1.05%
7.50%, 06/25/2030		18	21			Gazprom OAO Via Gaz Capital SA
Fannie Mae Grantor Trust 2002-T16						8.13%, 07/31/2014(b)		$11,100	11,211
7.50%, 07/25/2042		28	32			Odebrecht Drilling Norbe VIII/IX Ltd
Fannie Mae REMICS						6.35%, 06/30/2021(b)		630	663
0.46%, 04/25/2037(c)		871	869			Petrobras International Finance Co
0.60%, 09/25/2035(c)		2,176	2,180			3.88%, 01/27/2016		7,600	7,825
GSMPS Mortgage Loan Trust 2001-2						5.88%, 03/01/2018		4,700	5,078
7.50%, 06/19/2032(b)		139	146			7.88%, 03/15/2019		9,600	11,131
Holmes Master Issuer PLC						Petroleos Mexicanos
1.68%, 10/15/2054(b),(c)	EUR	816	1,134			8.00%, 05/03/2019		500	611
HomeBanc Mortgage Trust 2005-4									$36,519
0.42%, 10/25/2035(c)		$5,140	4,552
JP Morgan Mortgage Trust 2005-S3						Other Asset Backed Securities - 2.13%
5.75%, 01/25/2036		325	301			Aames Mortgage Investment Trust 2005-2
						1.10%, 07/25/2035(c)		4,091	3,640
JP Morgan Mortgage Trust 2006-A6
5.53%, 10/25/2036(c)		1,649	1,511			ACA CLO 2006-1 Ltd
						0.48%, 07/25/2018(b),(c)		291	289
JP Morgan Mortgage Trust 2007-A1
2.72%, 07/25/2035(c)		1,129	1,124			Citigroup Mortgage Loan Trust Inc
						0.39%, 10/25/2036(c)		5,600	5,200
MASTR Reperforming Loan Trust 2005-1
7.00%, 08/25/2034(b)		178	183			Countrywide Asset-Backed Certificates
						0.27%, 06/25/2047(c)		1,454	1,419

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Other Asset Backed Securities (continued)					Sovereign (continued)
Countrywide Asset-Backed Certificates					Italy Buoni Poliennali Del Tesoro
(continued)					(continued)
0.50%, 04/25/2036(c)		$3,266	$3,196		3.00%, 11/01/2015	EUR	15,600	$22,362
FFMLT Trust 2005-FF2					3.75%, 08/01/2015		16,500	23,745
1.04%, 03/25/2035(c)		559	502		3.75%, 04/15/2016		18,000	26,379
GSAMP Trust 2006-HE1					3.75%, 08/01/2016		36,400	53,684
0.54%, 01/25/2036(c)		10,000	7,527		4.50%, 07/15/2015		15,100	21,886
Halcyon Structured Asset Management Long					4.75%, 05/01/2017		400	613
Secured/Short Unsecured 2007-1 Ltd					Italy Certificati di Credito del Tesoro Zero
0.46%, 08/07/2021(b),(c)		6,925	6,883		Coupon
Hillmark Funding					0.00%, 06/30/2015(e)		8,500	11,693
0.48%, 05/21/2021(b),(c)		8,273	8,143		0.00%, 12/31/2015(e)		1,000	1,369
JP Morgan Mortgage Acquisition Trust 2006-					Korea Housing Finance Corp
ACC1					4.13%, 12/15/2015(b)		$900	946
0.42%, 05/25/2036(c)		5,400	4,402		Mexican Bonos
Merrill Lynch Mortgage Investors Trust Series					10.00%, 12/05/2024(c)	MXN	85,000	8,374
2005-FM1					Spain Government Bond
0.63%, 05/25/2036(c)		4,300	3,786		2.10%, 04/30/2017	EUR	1,200	1,714
Park Place Securities Inc Asset-Backed Pass-					3.00%, 04/30/2015		4,500	6,389
Through Ctfs Ser 2004-WCW2					3.15%, 01/31/2016		3,900	5,640
1.20%, 10/25/2034(c)		8,800	7,118		3.30%, 07/30/2016		36,300	53,091
RAAC Series 2006-SP3 Trust					3.75%, 10/31/2015		13,400	19,439
0.49%, 08/25/2036(c)		3,000	2,544		4.00%, 07/30/2015		14,200	20,509
RAMP Series 2004-RS8 Trust					4.25%, 10/31/2016		3,300	4,953
1.05%, 08/25/2034(c)		2,620	2,440					$351,685
RAMP Series 2006-RZ5 Trust
0.40%, 08/25/2046(c)		6,159	5,051		Student Loan Asset Backed Securities - 0.03%
Small Business Administration Participation					SLM Private Education Loan Trust 2010-C
					2.80%, 12/16/2019(b),(c)		$887	904
Certificates
4.43%, 05/01/2029(c)		4,236	4,558		SLM Student Loan Trust 2008-7
					0.73%, 10/25/2017(c)		37	37
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust								$941
0.30%, 01/25/2037(c)		7,618	6,924		Telecommunications - 1.18%
			$73,622		BellSouth Corp
					4.18%, 04/26/2021(b),(c)		31,600	32,710
Regional Authority - 0.85%
Province of Ontario Canada					Verizon Communications Inc
					1.98%, 09/14/2018(c)		1,400	1,478
1.00%, 07/22/2016		1,100	1,108
1.60%, 09/21/2016		100	102		2.50%, 09/15/2016		1,700	1,760
1.65%, 09/27/2019		300	293		3.65%, 09/14/2018		4,500	4,804
3.00%, 07/16/2018		1,200	1,265					$40,752
3.15%, 06/02/2022	CAD	4,300	3,984		TOTAL BONDS			$1,485,395
4.00%, 06/02/2021		6,800	6,713			Principal
4.20%, 06/02/2020		3,000	3,003		MUNICIPAL BONDS - 4.92%	Amount (000's)		Value(000	's)
4.40%, 06/02/2019		2,100	2,117		California - 2.23%
5.50%, 06/02/2018		800	833		Bay Area Toll Authority
Province of Quebec Canada					7.04%, 04/01/2050		$6,000	$8,399
2.75%, 08/25/2021		$1,700	1,696		California Infrastructure & Economic
3.50%, 07/29/2020		800	847		Development Bank
3.50%, 12/01/2022	CAD	1,400	1,321		6.49%, 05/15/2049		1,000	1,223
4.25%, 12/01/2021		5,600	5,589		California State University
4.50%, 12/01/2020		700	710		6.43%, 11/01/2030		1,500	1,719
			$29,581		City of Los Angeles CA Wastewater System
Savings & Loans - 0.14%					Revenue
Nationwide Building Society					5.71%, 06/01/2039		1,000	1,152
6.25%, 02/25/2020(b)		$4,000	4,688		Los Angeles County Metropolitan
					Transportation Authority
					5.74%, 06/01/2039		12,000	13,924
Sovereign - 10.16%					Los Angeles Unified School District/CA
Banco Nacional de Desenvolvimento					6.76%, 07/01/2034		22,000	29,021
Economico e Social					Regents of the University of California
3.38%, 09/26/2016(a),(b)		1,000	1,019		Medical Center Pooled Revenue
4.13%, 09/15/2017(b)	EUR	800	1,176		6.55%, 05/15/2048		4,500	5,711
Brazil Letras do Tesouro Nacional					State of California
0.00%, 04/01/2015(e)	BRL	28,000	11,364		7.60%, 11/01/2040		2,100	3,013
Italy Buoni Poliennali Del Tesoro					7.63%, 03/01/2040		4,700	6,645
1.50%, 12/15/2016	EUR	1,700	2,386		7.95%, 03/01/2036		600	719
2.25%, 05/15/2016		9,500	13,552
2.75%, 12/01/2015		19,400	27,739
3.00%, 06/15/2015		8,200	11,663

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS - 43.00%	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC) -
California (continued)				0.14%
University of California				2.46%, 06/01/2035(c)	$236	$252
6.27%, 05/15/2031	$5,400	$5,937		4.50%, 12/01/2040	64	69
		$77,463		4.50%, 12/01/2040	439	473
Florida - 0.16%				4.50%, 12/01/2040	253	274
County of Seminole FL Water & Sewer				4.50%, 05/01/2044(g)	3,000	3,222
Revenue				5.50%, 07/01/2038	441	485
6.44%, 10/01/2040	5,000	5,501				$4,775

				Federal National Mortgage Association (FNMA) - 12.49%
Georgia - 0.12%				2.31%, 08/01/2022	300	290
Municipal Electric Authority of Georgia				2.35%, 08/01/2035(c)	206	221
6.66%, 04/01/2057	3,500	4,026		2.37%, 09/01/2035(c)	217	234
				2.64%, 06/01/2022	2,900	2,865
				2.87%, 09/01/2027(c)	2,300	2,154
Illinois - 0.36%				3.00%, 05/01/2028(g)	46,000	47,470
Chicago Transit Authority				3.16%, 05/01/2022(c)	9,356	9,669
6.20%, 12/01/2040	11,000	12,370		3.33%, 11/01/2021	192	199
				3.50%, 01/01/2026	112	118
Louisiana - 0.11%				3.50%, 11/01/2026	1,263	1,330
State of Louisiana Gasoline & Fuels Tax				3.50%, 01/01/2027	680	717
Revenue				3.50%, 02/01/2027	810	854
2.65%, 05/01/2043	3,900	3,900		3.50%, 05/01/2029(g)	28,000	29,487
				3.89%, 07/01/2021(c)	2,500	2,676
				4.00%, 07/01/2024	39	41
Nebraska - 0.01%				4.00%, 10/01/2024	26	28
Public Power Generation Agency				4.00%, 02/01/2025	59	62
7.24%, 01/01/2041	200	223		4.00%, 10/01/2025	26	27
				4.00%, 01/01/2026	11	12
Nevada - 0.07%				4.00%, 02/01/2026	52	55
County of Clark Department of Aviation				4.00%, 02/01/2026	1	1
6.82%, 07/01/2045	1,700	2,262		4.00%, 04/01/2026	186	197
				4.00%, 06/01/2026	13	14
				4.00%, 06/01/2026	218	232
New Jersey - 0.06%				4.00%, 11/01/2030	47	50
New Jersey State Turnpike Authority				4.00%, 08/01/2031	206	219
7.10%, 01/01/2041	1,600	2,202		4.00%, 09/01/2031	125	133
				4.00%, 10/01/2031	411	437
New York - 0.64%				4.00%, 12/01/2040	2,777	2,910
Metropolitan Transportation Authority				4.00%, 09/01/2041	47	50
6.69%, 11/15/2040	10,540	13,661		4.00%, 07/01/2042	183	192
New York City Water & Sewer System				4.50%, 02/01/2024	100	108
5.00%, 06/15/2037	3,500	3,646		4.50%, 01/01/2025	459	492
5.00%, 06/15/2037	1,100	1,177		4.50%, 02/01/2025	99	106
New York State Dormitory Authority				4.50%, 04/01/2028	115	124
5.00%, 03/15/2029	3,500	3,922		4.50%, 06/01/2028	108	116
		$22,406		4.50%, 03/01/2029	43	46
				4.50%, 04/01/2029	15	17
Ohio- 0.09%				4.50%, 05/01/2029	119	128
American Municipal Power Inc				4.50%, 05/01/2029	138	148
8.08%, 02/15/2050	2,100	3,088		4.50%, 06/01/2029	582	629
				4.50%, 06/01/2029	711	763
Pennsylvania - 0.18%				4.50%, 08/01/2029	272	298
Pennsylvania Economic Development				4.50%, 09/01/2029	11	11
Financing Authority				4.50%, 10/01/2029	206	223
5.00%, 01/01/2023	5,700	6,112		4.50%, 11/01/2029	467	504
				4.50%, 02/01/2030	84	91
				4.50%, 06/01/2030	120	129
Texas- 0.86%				4.50%, 01/01/2039	252	272
City of San Antonio TX Water System				4.50%, 03/01/2039	18	19
Revenue (credit support from NATL-RE)				4.50%, 03/01/2039	231	250
5.00%, 05/15/2040(f)	28,600	29,793
				4.50%, 04/01/2039	64	69
				4.50%, 05/01/2039	342	369
Wisconsin - 0.03%				4.50%, 05/01/2039	319	343
State of Wisconsin (credit support from				4.50%, 05/01/2039	129	139
AGM)				4.50%, 07/01/2039	3,180	3,439
5.05%, 05/01/2018(f)	1,000	1,144		4.50%, 01/01/2040	38	41
				4.50%, 02/01/2040	74	80
TOTAL MUNICIPAL BONDS		$170,490		4.50%, 02/01/2040	126	137
				4.50%, 02/01/2040	1,829	1,965

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 06/01/2040	$179	$193		5.00%, 02/01/2038	$638	$702
4.50%, 10/01/2040	37	39		5.00%, 03/01/2038	1,869	2,046
4.50%, 10/01/2040	71	76		5.00%, 05/01/2038	191	209
4.50%, 10/01/2040	104	111		5.00%, 12/01/2038	37	41
4.50%, 11/01/2040	774	831		5.00%, 04/01/2039	18	20
4.50%, 05/01/2041	31	33		5.00%, 04/01/2039	779	859
4.50%, 06/01/2041	60	65		5.00%, 07/01/2039	93	102
4.50%, 06/01/2041	246	264		5.00%, 10/01/2039	42	46
4.50%, 06/01/2041	20	21		5.00%, 11/01/2039	56	62
4.50%, 09/01/2041	101	108		5.00%, 11/01/2039	46	51
4.50%, 12/01/2041	51	55		5.00%, 02/01/2040	38	42
4.50%, 04/01/2042	42	45		5.00%, 02/01/2040	42	46
4.50%, 09/01/2043	96	103		5.00%, 05/01/2040	25	28
4.50%, 09/01/2043	97	104		5.00%, 05/01/2040	363	398
4.50%, 09/01/2043	95	103		5.00%, 06/01/2040	61	67
4.50%, 11/01/2043	101	109		5.00%, 07/01/2040	49	54
4.50%, 12/01/2043	2,503	2,689		5.00%, 07/01/2040	318	349
4.50%, 05/01/2044(g)	95,800	102,850		5.00%, 08/01/2040	38	41
5.00%, 07/01/2024	185	202		5.00%, 08/01/2040	29	32
5.00%, 09/01/2024	195	214		5.00%, 08/01/2040	32	35
5.00%, 08/01/2025	5	6		5.00%, 08/01/2040	53	58
5.00%, 11/01/2025	394	431		5.00%, 11/01/2040	327	359
5.00%, 05/01/2026	103	113		5.00%, 02/01/2041	165	182
5.00%, 08/01/2027	7	7		5.00%, 03/01/2041	521	572
5.00%, 03/01/2028	7	8		5.00%, 04/01/2041	219	240
5.00%, 05/01/2028	180	198		5.00%, 05/01/2041	311	342
5.00%, 06/01/2028	232	255		5.00%, 06/01/2041	197	217
5.00%, 07/01/2028	4	4		5.00%, 01/01/2042	25	28
5.00%, 03/01/2029	205	228		5.00%, 06/01/2043(g)	9,000	9,845
5.00%, 10/01/2029	156	174		5.00%, 05/01/2044(g)	48,000	52,635
5.00%, 01/01/2030	629	693		5.50%, 11/01/2023	180	199
5.00%, 07/01/2030	463	513		5.50%, 04/01/2026	195	217
5.00%, 08/01/2030	247	274		5.50%, 02/01/2027	4	4
5.00%, 05/01/2033	406	446		5.50%, 08/01/2027	32	36
5.00%, 05/01/2033	261	287		5.50%, 09/01/2027	76	85
5.00%, 06/01/2033	429	473		5.50%, 03/01/2028	78	87
5.00%, 06/01/2033	252	278		5.50%, 04/01/2028	3,188	3,539
5.00%, 06/01/2033	200	220		5.50%, 05/01/2028	24	27
5.00%, 06/01/2033	252	277		5.50%, 06/01/2028	18	20
5.00%, 07/01/2033	26	28		5.50%, 01/01/2030	138	153
5.00%, 08/01/2033	9	10		5.50%, 12/01/2032	21	23
5.00%, 08/01/2033	17	19		5.50%, 03/01/2033	244	271
5.00%, 08/01/2033	508	560		5.50%, 04/01/2033	258	286
5.00%, 09/01/2033	1,787	1,970		5.50%, 05/01/2033	129	143
5.00%, 09/01/2033	626	690		5.50%, 06/01/2033	74	82
5.00%, 11/01/2033	179	197		5.50%, 07/01/2033	612	681
5.00%, 12/01/2033	317	350		5.50%, 08/01/2033	142	158
5.00%, 05/01/2034	661	728		5.50%, 09/01/2033	30	33
5.00%, 01/01/2035	439	481		5.50%, 12/01/2033	462	514
5.00%, 03/01/2035	408	448		5.50%, 12/01/2033	12	13
5.00%, 06/01/2035	1,114	1,226		5.50%, 12/01/2033	3	3
5.00%, 06/01/2035	230	253		5.50%, 12/01/2033	131	145
5.00%, 07/01/2035	1,072	1,186		5.50%, 01/01/2034	15	16
5.00%, 07/01/2035	19	21		5.50%, 01/01/2034	131	145
5.00%, 07/01/2035	273	301		5.50%, 04/01/2034	28	32
5.00%, 07/01/2035	23	25		5.50%, 05/01/2034	185	206
5.00%, 08/01/2035	238	262		5.50%, 08/01/2034	5	5
5.00%, 08/01/2035	246	270		5.50%, 09/01/2034	10	11
5.00%, 09/01/2035	16	18		5.50%, 01/01/2035	37	41
5.00%, 10/01/2035	19	21		5.50%, 03/01/2035	11	13
5.00%, 10/01/2035	59	64		5.50%, 07/01/2035	62	69
5.00%, 10/01/2035	953	1,048		5.50%, 08/01/2035	120	133
5.00%, 10/01/2035	1,550	1,704		5.50%, 08/01/2035	10	11
5.00%, 11/01/2035	70	77		5.50%, 10/01/2035	99	110
5.00%, 02/01/2036	28	31		5.50%, 11/01/2035	10	11
5.00%, 12/01/2036	15	17		5.50%, 12/01/2035	11	12
5.00%, 07/01/2037	912	1,003		5.50%, 01/01/2036	52	58
5.00%, 08/01/2037	2,691	2,959		5.50%, 01/01/2036	6	6
5.00%, 02/01/2038	263	288		5.50%, 02/01/2036	329	363

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2036	$962	$1,063		6.00%, 05/01/2036	$113	$126
5.50%, 09/01/2036	319	355		6.00%, 05/01/2036	105	118
5.50%, 10/01/2036	537	593		6.00%, 06/01/2036	6	6
5.50%, 10/01/2036	160	177		6.00%, 06/01/2036	10	11
5.50%, 11/01/2036	108	119		6.00%, 07/01/2036	190	212
5.50%, 11/01/2036	445	491		6.00%, 07/01/2036	48	53
5.50%, 12/01/2036	396	437		6.00%, 07/01/2036	10	11
5.50%, 12/01/2036	176	195		6.00%, 07/01/2036	106	118
5.50%, 12/01/2036	95	105		6.00%, 08/01/2036	20	23
5.50%, 12/01/2036	189	209		6.00%, 08/01/2036	141	157
5.50%, 12/01/2036	84	93		6.00%, 08/01/2036	38	43
5.50%, 01/01/2037	95	105		6.00%, 08/01/2036	6	6
5.50%, 02/01/2037	668	738		6.00%, 08/01/2036	3	3
5.50%, 02/01/2037	1,663	1,839		6.00%, 09/01/2036	11	13
5.50%, 07/01/2037	203	224		6.00%, 09/01/2036	343	384
5.50%, 07/01/2037	641	707		6.00%, 09/01/2036	91	101
5.50%, 08/01/2037	28	31		6.00%, 09/01/2036	115	129
5.50%, 08/01/2037	43	48		6.00%, 09/01/2036	132	147
5.50%, 01/01/2038	451	498		6.00%, 09/01/2036	8	9
5.50%, 03/01/2038	4	5		6.00%, 09/01/2036	115	129
5.50%, 04/01/2038	3,672	4,055		6.00%, 09/01/2036	4	4
5.50%, 04/01/2038	7	8		6.00%, 09/01/2036	123	137
5.50%, 04/01/2038	234	258		6.00%, 10/01/2036	8	9
5.50%, 04/01/2038	210	232		6.00%, 10/01/2036	120	134
5.50%, 04/01/2038	185	205		6.00%, 10/01/2036	41	46
5.50%, 04/01/2038	214	236		6.00%, 10/01/2036	6	6
5.50%, 04/01/2038	241	266		6.00%, 10/01/2036	589	659
5.50%, 04/01/2038	4	5		6.00%, 10/01/2036	2	2
5.50%, 05/01/2038	371	410		6.00%, 10/01/2036	4	4
5.50%, 05/01/2038	566	624		6.00%, 10/01/2036	2	2
5.50%, 06/01/2038	91	101		6.00%, 10/01/2036	1,264	1,414
5.50%, 06/01/2038	214	236		6.00%, 11/01/2036	68	76
5.50%, 06/01/2038	29	31		6.00%, 11/01/2036	2	2
5.50%, 06/01/2038	26,389	29,141		6.00%, 11/01/2036	1	2
5.50%, 06/01/2038	410	453		6.00%, 11/01/2036	77	87
5.50%, 06/01/2038	20	22		6.00%, 11/01/2036	2	2
5.50%, 06/01/2038	657	725		6.00%, 12/01/2036	87	98
5.50%, 07/01/2038	2	2		6.00%, 12/01/2036	209	234
5.50%, 07/01/2038	2	3		6.00%, 12/01/2036	27	30
5.50%, 08/01/2038	2	2		6.00%, 12/01/2036	123	138
5.50%, 09/01/2038	219	241		6.00%, 12/01/2036	244	274
5.50%, 10/01/2038	101	111		6.00%, 12/01/2036	111	124
5.50%, 12/01/2038	8	9		6.00%, 12/01/2036	7	8
5.50%, 12/01/2038	195	216		6.00%, 12/01/2036	109	122
5.50%, 02/01/2039	132	146		6.00%, 12/01/2036	8	9
5.50%, 08/01/2039	7,501	8,290		6.00%, 01/01/2037	138	153
5.50%, 09/01/2040	713	787		6.00%, 01/01/2037	65	73
5.50%, 04/01/2041	114	127		6.00%, 01/01/2037	3	3
5.50%, 05/01/2044(g)	11,000	12,162		6.00%, 01/01/2037	197	221
6.00%, 12/01/2031	10	11		6.00%, 01/01/2037	232	259
6.00%, 04/01/2033	11	12		6.00%, 02/01/2037	693	775
6.00%, 07/01/2033	4	5		6.00%, 03/01/2037	339	378
6.00%, 06/01/2034	10	11		6.00%, 04/01/2037	77	87
6.00%, 07/01/2034	4	5		6.00%, 04/01/2037	43	48
6.00%, 08/01/2034	18	21		6.00%, 05/01/2037	103	115
6.00%, 11/01/2034	17	19		6.00%, 06/01/2037	219	244
6.00%, 04/01/2035	3	4		6.00%, 06/01/2037	98	110
6.00%, 05/01/2035	16	18		6.00%, 06/01/2037	10	12
6.00%, 06/01/2035	217	242		6.00%, 07/01/2037	20	23
6.00%, 06/01/2035	33	37		6.00%, 07/01/2037	20	23
6.00%, 07/01/2035	277	311		6.00%, 07/01/2037	219	244
6.00%, 09/01/2035	11	13		6.00%, 07/01/2037	15	16
6.00%, 09/01/2035	44	49		6.00%, 07/01/2037	40	45
6.00%, 10/01/2035	258	291		6.00%, 07/01/2037	3	3
6.00%, 10/01/2035	7	8		6.00%, 08/01/2037	2,128	2,378
6.00%, 02/01/2036	121	136		6.00%, 08/01/2037	23	25
6.00%, 02/01/2036	81	90		6.00%, 08/01/2037	71	79
6.00%, 04/01/2036	124	139		6.00%, 09/01/2037	2	2
6.00%, 04/01/2036	229	257		6.00%, 09/01/2037	411	461

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)				(continued)
6.00%, 09/01/2037	$121	$135		5.00%, 02/15/2039	$14	$15
6.00%, 09/01/2037	6	6		5.00%, 02/15/2039	4,385	4,819
6.00%, 09/01/2037	227	253
6.00%, 09/01/2037	53	59		5.00%, 03/15/2039	1,798	1,974
				5.00%, 03/15/2039	271	298
6.00%, 09/01/2037	33	37		5.00%, 03/15/2039	731	803
6.00%, 09/01/2037	191	213
6.00%, 09/01/2037	166	185		5.00%, 03/15/2039	134	147
				5.00%, 04/15/2039	252	277
6.00%, 09/01/2037	5	5		5.00%, 04/15/2039	209	230
6.00%, 10/01/2037	39	44
6.00%, 10/01/2037	111	123		5.00%, 09/15/2039	925	1,017
				5.00%, 10/15/2039	141	155
6.00%, 10/01/2037	819	916		5.00%, 11/15/2039	3,286	3,610
6.00%, 10/01/2037	209	234
6.00%, 10/01/2037	241	268		5.00%, 02/15/2040	66	73
				5.00%, 08/15/2040	327	359
6.00%, 10/01/2037	46	51		5.00%, 09/15/2040	65	71
6.00%, 10/01/2037	84	94		5.00%, 09/15/2040	826	911
6.00%, 10/01/2037	451	503
6.00%, 10/01/2037	121	135		5.00%, 03/15/2041	483	530
6.00%, 10/01/2037	3	4				$24,644
6.00%, 11/01/2037	125	139		U.S. Treasury - 20.14%
6.00%, 11/01/2037	31	35		0.10%, 04/30/2016(c),(h)	114,100	114,089
6.00%, 11/01/2037	73	82		0.50%, 07/31/2017	10,600	10,428
6.00%, 11/01/2037	32	35		0.63%, 11/15/2016(h),(i)	64,400	64,324
6.00%, 11/01/2037	75	83		0.63%, 05/31/2017	18,040	17,876
6.00%, 11/01/2037	157	175		0.63%, 08/31/2017	5,000	4,930
6.00%, 11/01/2037	106	118		0.75%, 06/30/2017	1,600	1,589
6.00%, 11/01/2037	170	190		0.88%, 09/15/2016(h),(i)	5,500	5,537
6.00%, 11/01/2037	42	47		0.88%, 04/15/2017	13,000	13,008
6.00%, 11/01/2037	11	12		0.88%, 04/30/2017(i)	21,600	21,600
6.00%, 11/01/2037	6	7		1.00%, 03/31/2017	8,000	8,035
6.00%, 12/01/2037	166	185		1.25%, 11/30/2018	101,400	99,974
6.00%, 12/01/2037	94	105		1.38%, 07/31/2018	600	599
6.00%, 12/01/2037	200	222		1.50%, 08/31/2018(h),(i)	40,400	40,447
6.00%, 01/01/2038	2	2		1.50%, 01/31/2019	61,800	61,467
6.00%, 01/01/2038	188	210		1.50%, 02/28/2019	77,900	77,401
6.00%, 01/01/2038	36	41		1.63%, 03/31/2019	143,900	143,641
6.00%, 01/01/2038	297	332		1.63%, 04/30/2019	12,100	12,068
6.00%, 01/01/2038	359	401				$697,013
6.00%, 02/01/2038	6	7
6.00%, 02/01/2038	333	373		U.S. Treasury Bill - 0.00%
				0.05%, 10/09/2014(i),(j)	22	22
6.00%, 03/01/2038	26	29
6.00%, 03/01/2038	85	95
6.00%, 03/01/2038	80	90		U.S. Treasury Inflation-Indexed Obligations - 9.52%
6.00%, 03/01/2038	131	146		0.13%, 04/15/2017(i)	930	960
6.00%, 05/01/2038	4,521	5,056		0.13%, 04/15/2018(h),(i)	1,422	1,461
6.00%, 07/01/2038	301	337		0.13%, 04/15/2019(h)	301	307
6.00%, 08/01/2038	135	151		0.13%, 01/15/2022	16,597	16,410
6.00%, 09/01/2038	2,235	2,490		0.13%, 07/15/2022	9,801	9,690
6.00%, 09/01/2038	1,394	1,556		0.13%, 01/15/2023	1,627	1,591
6.00%, 10/01/2038	381	425		0.38%, 07/15/2023	2,724	2,724
6.00%, 10/01/2038	534	595		0.63%, 07/15/2021	9,688	10,055
6.00%, 10/01/2038	70	78		0.63%, 01/15/2024	52,625	53,402
6.00%, 11/01/2038	21	24		1.13%, 01/15/2021	6,010	6,425
6.00%, 12/01/2038	180	201		1.25%, 07/15/2020	8,182	8,877
6.00%, 12/01/2038	195	217		1.38%, 01/15/2020	6,080	6,609
6.00%, 06/01/2040	4,599	5,142		1.75%, 01/15/2028	15,129	17,043
6.00%, 10/01/2040	3,948	4,410		2.00%, 01/15/2026	18,453	21,311
6.00%, 05/01/2041	776	868		2.38%, 01/15/2025	35,996	42,861
6.00%, 05/01/2044(g)	3,000	3,352		2.38%, 01/15/2027	74,161	89,370
		$432,366		2.50%, 01/15/2029	30,728	37,949
Government National Mortgage Association (GNMA) -				3.63%, 04/15/2028	145	200
0.71%				3.88%, 04/15/2029	1,714	2,457
5.00%, 03/15/2038	17	18				$329,702
5.00%, 05/15/2038	434	477		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 08/15/2038	689	758		OBLIGATIONS		$1,488,522
5.00%, 10/15/2038	4,278	4,694
5.00%, 11/15/2038	1,278	1,405
5.00%, 12/15/2038	644	706
5.00%, 01/15/2039	700	770
5.00%, 02/15/2039	479	527

See accompanying notes

Schedule of Investments Core Plus Bond Fund I

April 30, 2014 (unaudited)

	Principal				REPURCHASE AGREEMENTS	Maturity
COMMERCIAL PAPER - 2.52%	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value (000's)

Banks- 0.63%					Banks (continued)
Macquarie Bank Ltd					TD Securities Repurchase Agreement; 0.06%	$17,900	$17,900
0.56%, 05/01/2015(b),(c),(k)	$21,900		$21,900		dated 04/30/2014 maturing 05/01/2014
					(collateralized by US Government Security; $18,285,755 ; 1.50%; dated 07/31/16)

Electric - 0.36%
Entergy Corp Discount Note							$470,600
0.95%, 08/05/2014	12,600		12,584		TOTAL REPURCHASE AGREEMENTS		$470,600
					Total Investments		$3,715,488
					Liabilities in Excess of Other Assets, Net - (7.32)%		$(253,581)
Telecommunications - 1.03%					TOTAL NET ASSETS - 100.00%		$3,461,907
Vodafone Group PLC
0.55%, 04/01/2015(k)	35,700		35,517
					(a) Security is Illiquid
					(b)		Security exempt from registration under Rule 144A of the Securities Act of
Textiles - 0.50%					1933. These securities may be resold in transactions exempt from
Mohawk Industries Inc Discount Note
0.72%, 07/07/2014	13,700		13,688		registration, normally to qualified institutional buyers. Unless otherwise
0.72%, 07/08/2014	3,600		3,597		indicated, these securities are not considered illiquid. At the end of the
					period, the value of these securities totaled $293,062 or 8.47% of net
			$17,285		assets.
TOTAL COMMERCIAL PAPER			$87,286		(c) Variable Rate. Rate shown is in effect at April 30, 2014.
	Maturity				(d) Security purchased on a when-issued basis.
REPURCHASE AGREEMENTS - 13.59%	Amount (000's)	Value	(000	's)	(e) Non-Income Producing Security
Banks- 13.59%					(f)		Credit support indicates investments that benefit from credit enhancement
Bank of Montreal Repurchase Agreement;	$17,600		$17,600		or liquidity support provided by a third party bank, institution, or
0.06% dated 04/30/2014 maturing					government agency.
05/01/2014 (collateralized by US					(g)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
Government Security; $17,946,460; 0.25%;					Notes to Financial Statements for additional information.
dated 09/15/15)					(h)		Security or a portion of the security was pledged to cover margin
Barclays Bank PLC Repurchase Agreement;	37,400		37,400		requirements for futures contracts. At the end of the period, the value of
0.04% dated 04/30/2014 maturing					these securities totaled $11,746 or 0.34% of net assets.
05/05/2014 (collateralized by US					(i)		Security or a portion of the security was pledged to cover margin
Government Security; $37,831,573; 2.63%;					requirements for swap and/or swaption contracts. At the end of the period,
dated 11/15/20)					the value of these securities totaled $21,594 or 0.62% of net assets.
Barclays Bank PLC Repurchase Agreement;	42,500		42,500		(j) Rate shown is the discount rate of the original purchase.
0.04% dated 04/30/2014 maturing					(k)		Fair value of these investments is determined in good faith by the
05/06/2014 (collateralized by US					Manager under procedures established and periodically reviewed by the
Government Security; $43,306,023; 1.00%;					Board of Directors. At the end of the period, the fair value of these
dated 06/30/19)					securities totaled $57,417 or 1.66% of net assets.
BNP Paribas Repurchase Agreement; 0.06%	40,000		40,000
dated 04/30/2014 maturing 05/01/2014
(collateralized by US Government Security;					Portfolio Summary (unaudited)
$40,483,049; 4.25%; dated 08/15/15)					Sector		Percent
Citigroup Inc Repurchase Agreement; 0.06%	22,200		22,200		Government		45.41%
dated 04/30/2014 maturing 05/01/2014					Financial		30.42%
(collateralized by US Government Security;					Mortgage Securities		17.40%
$22,676,737; 0.88%; dated 07/31/19)					Asset Backed Securities		3 .44%
Merrill Lynch Repurchase Agreement; 0.06%	67,900		67,900		Revenue Bonds		2 .89%
dated 04/30/2014 maturing 05/01/2014					Communications		2 .26%
(collateralized by US Government Security;					General Obligation Unlimited		1 .14%
$69,623,874; 4.63%; dated 02/15/40)					Energy		1 .05%
Royal Bank of Scotland PLC Repurchase	74,700		74,700		Consumer, Cyclical		0 .90%
Agreement; 0.04% dated 04/30/2014					Insured		0 .89%
maturing 05/02/2014 (collateralized by US					Consumer, Non-cyclical		0 .71%
Government Security; $76,264,137; 0.13%;					Utilities		0 .61%
dated 04/15/18)					Technology		0 .12%
Royal Bank of Scotland PLC Repurchase	81,200		81,200		Basic Materials		0 .08%
Agreement; 0.04% dated 04/30/2014					Liabilities in Excess of Other Assets, Net		(7.32)%
maturing 05/05/2014 (collateralized by US					TOTAL NET ASSETS		100.00%
Government Security; $82,843,449; 0.13%;
dated 04/15/17)
Royal Bank of Scotland PLC Repurchase	69,200		69,200
Agreement; 0.06% dated 04/30/2014
maturing 05/01/2014 (collateralized by US
Government Security; $70,613,156; 1.50%;
dated 08/31/18)

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

Credit Default Swaps

Sell Protection
		Implied
		Credit
		Spread as of	(Pay)/					Upfront		Unrealized
		April 30,	Receive	Expiration	Notional		Fair Value	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	2014(c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received)		(Depreciation)
Bank of America NA	Berkshire Hathaway	0.10%	1.00%	03/20/2015		$2,200	$18	$(7	) $	25
	Finance Corp; 4.63%;
	10/15/2013
Bank of America NA	General Electric Capital	0.30%	1.00%	12/20/2015		1,100	13	(7)		20
	Corp; 5.63%; 09/15/2017
Bank of America NA	MetLife Inc; 5.00%;	0.17%	1.00%	12/20/2015		3,900	54	(69)		123
	06/15/2015
Bank of America NA	MetLife Inc; 5.00%;	0.15%	1.00%	09/20/2015		9,500	112	(170)		282
	06/15/2015
Bank of America NA	Mexico Government Global	0.24%	1.00%	09/20/2015		600	6	—		6
	Bond; 7.50%; 04/08/2033
Bank of America NA	Russian Foreign Bond -	2.53%	1.00%	03/20/2019		9,000	(627)	(641)		14
	Eurobond; 7.5%;
	03/31/2030
Barclays Bank PLC	Citigroup Inc; 6.125%;	0.37%	1.00%	09/20/2016		2,000	31	19		12
	05/15/2018
Barclays Bank PLC	General Electric Capital	0.33%	1.00%	09/20/2016		2,300	38	20		18
	Corp; 5.625%; 09/15/2017
Barclays Bank PLC	Italy Government	0.81%	1.00%	06/20/2017		1,000	6	4		2
	International Bond; 6.88%;
	09/27/2023
Barclays Bank PLC	Italy Government	1.14%	1.00%	06/20/2019		1,000	(7)	(7)		—
	International Bond; 6.88%;
	09/27/2023
Barclays Bank PLC	Italy Government	1.14%	1.00%	06/20/2019		1,000	(6)	(6)		—
	International Bond; 6.88%;
	09/27/2023
Barclays Bank PLC	Republic of Brazil Global	0.43%	1.00%	12/20/2015		11,600	97	(22)		119
	Bond;1 2.25%; 03/06/2030
Barclays Bank PLC	Republic of Brazil Global	0.30%	1.00%	06/20/2015		500	4	(2)		6
	Bond; 12.25%; 03/06/2030
Barclays Bank PLC	Republic of Indonesia 144A	0.70%	1.00%	06/20/2016		1,500	10	(10)		20
	Note; 7.25%; 04/20/2015
Barclays Bank PLC	Republic of Indonesia 144A	0.70%	1.00%	06/20/2016		1,500	10	(10)		20
	Note; 7.25%; 04/20/2015
BNP Paribas	Russian Foreign Bond -	2.53%	1.00%	03/20/2019		700	(49)	(49)		—
	Eurobond; 7.5%;
	03/31/2030
BNP Paribas	US Treasury Note; 4.88%;	0.12%	0.25%	03/20/2016	EUR	6,200	18	(35)		53
	08/15/2016
Citibank NA	Mexico Government Global	0.20%	1.00%	03/20/2015		$1,100	8	(4)		12
	Bond; 7.50%; 04/08/2033
Citibank NA	Mexico Government Global	0.28%	1.00%	06/20/2016		2,900	41	(3)		44
	Bond; 7.50%; 04/08/2033
Citibank NA	Mexico Government Global	0.24%	1.00%	09/20/2015		700	7	(3)		10
	Bond; 7.50%; 04/08/2033
Citibank NA	Republic of Brazil Global	0.30%	1.00%	06/20/2015		1,000	9	(6)		15
	Bond; 12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global	0.55%	1.00%	06/20/2016		5,400	45	(8)		53
	Bond; 12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global	0.37%	1.00%	09/20/2015		1,000	9	(4)		13
	Bond; 12.25%; 03/06/2030
Deutsche Bank AG	Berkshire Hathaway Inc;	0.21%	1.00%	09/20/2016		1,100	21	14		7
	1.9%; 01/31/2017
Deutsche Bank AG	Brazilian Government	1.38%	1.00%	03/20/2019		400	(8)	(17)		9
	International Bond; 12.25%;
	03/06/2030
Deutsche Bank AG	General Electric Capital	0.29%	1.00%	09/20/2015		1,500	16	13		3
	Corp; 5.625%; 09/15/2017
Deutsche Bank AG	Italy Government	1.14%	1.00%	06/20/2019		700	(5)	(5)		—
	International Bond; 6.88%;
	09/27/2023
Deutsche Bank AG	JP Morgan Chase & Co;	0.31%	1.00%	09/20/2016		2,300	38	23		15
	4.75%; 03/01/2015
Deutsche Bank AG	Mexico Government Global	0.27%	1.00%	03/20/2016		5,600	73	(15)		88
	Bond; 7.50%; 04/08/2033

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit
		Spread as of	(Pay)/				Upfront		Unrealized
		April 30,	Receive	Expiration	Notional	Fair Value	Premiums		Appreciation/
Counterparty (Issuer)	Reference Entity	2014 (c)	Fixed Rate	Date	Amount (a)	(b)	Paid/(Received) )		(Depreciation
Deutsche Bank AG	Mexico Government Global	0.20%	1.00%	03/20/2015	$800	$6	$(3	) $	9
	Bond;7.50%; 04/08/2033
Deutsche Bank AG	Republic of Brazil Global	0.30%	1.00%	06/20/2015	600	5	(1)		6
	Bond;12.25%; 03/06/2030
Deutsche Bank AG	Republic of Indonesia;	0.45%	1.00%	09/20/2015	500	4	(3)		7
	6.75%; 03/10/2014
Deutsche Bank AG	Russian Foreign Bond -	2.53%	1.00%	03/20/2019	1,900	(132)	(139)		7
	Eurobond; 7.5%;
	03/31/2030
Goldman Sachs & Co	Berkshire Hathaway	0.10%	1.00%	03/20/2015	1,100	9	(3)		12
	Finance Corp; 4.63%;
	10/15/2013
Goldman Sachs & Co	Mexico Government Global	0.27%	1.00%	03/20/2016	1,900	24	(25)		49
	Bond;5.95%; 03/19/2019
Goldman Sachs & Co	Republic of Brazil Global	0.30%	1.00%	06/20/2015	500	4	(2)		6
	Bond;12.25%; 03/06/2030
Goldman Sachs & Co	UK Gilt; 4.25%; 06/07/2032	0.05%	1.00%	06/20/2015	1,000	11	2		9
HSBC Securities Inc	Italy Government	1.14%	1.00%	06/20/2019	500	(4)	(4)		—
	International Bond; 6.88%;
	09/27/2023
HSBC Securities Inc	Mexico Government	0.37%	(1.00)%	12/20/2016	100	2	1		1
	International Bond; 5.95%;
	03/19/2019
HSBC Securities Inc	Mexico Government	0.33%	1.00%	09/20/2016	300	4	1		3
	International Bond; 5.95%;
	03/19/2019
HSBC Securities Inc	Republic of Brazil Global	0.30%	1.00%	06/20/2015	2,100	17	(5)		22
	Bond;12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.30%	1.00%	06/20/2015	4,400	36	(11)		47
	Bond;12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.55%	1.00%	06/20/2016	6,000	51	(93)		144
	Bond;12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.43%	1.00%	12/20/2015	5,200	44	(54)		98
	Bond;12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.37%	1.00%	09/20/2015	1,500	13	(4)		17
	Bond;12.25%; 03/06/2030
HSBC Securities Inc	Russian Foreign Bond -	2.20%	1.00%	06/20/2017	300	(11)	(6)		(5)
	Eurobond; 7.5%;
	03/31/2030
JP Morgan Chase	Mexico Government Global	0.73%	1.00%	12/20/2018	3,000	36	(7)		43
	Bond;5.95%; 03/19/2019
JP Morgan Chase	Mexico Government Global	0.49%	1.00%	09/20/2017	9,600	156	(87)		243
	Bond;5.95%; 03/19/2019
JP Morgan Chase	Mexico Government	0.37%	1.00%	12/20/2016	1,800	28	21		7
	International Bond; 5.95%;
	03/19/2019
JP Morgan Chase	Mexico Government	0.33%	1.00%	09/20/2016	200	3	1		2
	International Bond; 7.5%;
	4/08/2033
JP Morgan Chase	Republic of Brazil Global	0.66%	1.00%	09/20/2016	1,200	9	(3)		12
	Bond;12.25%; 03/06/2030
JP Morgan Chase	Russian Foreign Bond -	2.57%	1.00%	06/20/2019	200	(15)	(11)		(4)
	Eurobond; 7.5%;
	03/31/2030
Morgan Stanley & Co	Republic of Brazil Global	0.30%	1.00%	06/20/2015	600	5	(1)		6
	Bond;12.25%; 03/06/2030
Morgan Stanley & Co	Republic of Indonesia 144A	0.56%	1.00%	12/20/2015	1,100	9	(25)		34
	Note;7.25%; 04/20/2015
Royal Bank of Scotland PLC	Mexico Government Global	0.24%	1.00%	09/20/2015	2,100	21	(7)		28
	Bond;7.50%; 04/08/2033
UBS AG	Berkshire Hathaway	0.10%	1.00%	03/20/2015	1,100	8	(4)		12
	Finance Corp; 4.63%;
	10/15/2013
UBS AG	Republic of Brazil Global	0.37%	1.00%	09/20/2015	500	5	(1)		6
	Bond;12.25%; 03/06/2030

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit
		Spread as of	(Pay)/						Upfront	Unrealized
		April 30,	Receive	Expiration	Notional		Fair Value		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	2014(c)	Fixed Rate	Date	Amount (a)		(b)		Paid/(Received)	(Depreciation)
UBS AG	US Treasury Note; 4.88%;	0.14%	0.25%	09/20/2015	EUR	10,100	$23		$(36)	$59
	08/15/2016
Total							$353		$(1,516)	$1,869

Amounts in thousands
Exchange Cleared Credit Default Swaps

Sell Protection
		Implied
		Credit
		Spread as of	(Pay)/
		April 30,	Receive	Expiration	Notional		Fair Value		Unrealized Appreciation/
	Reference Entity	2014(c)	Fixed Rate	Date	Amount (a)		(b)		(Depreciation)
	CDX.ITRAXX.MAIN21.5Y	N/A	1.00%	06/20/2019	EUR	9,750	$199	$		72
	CDX.NA.IG.22.5Y	N/A	1.00%	06/20/2019		$14,500	255			15
Total							$454	$		87

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $137,700 and 26,050 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Appreciation/(Depreciation)
Brazilian Real	Goldman Sachs & Co	08/18/2014	103,730	$50	$45	$(5)
Brazilian Real	UBS AG	05/05/2014	4,394,895	1,976	1,969	(7)
Canadian Dollar	JP Morgan Chase	06/19/2014	6,651,000	6,026	6,062	36
Euro	Barclays Bank PLC	05/02/2014	1,515,000	2,091	2,102	11
Euro	HSBC Securities Inc	05/02/2014	1,350,000	1,862	1,873	11
Euro	UBS AG	05/02/2014	240,636,000	332,439	333,846	1,407
Mexican Peso	Deutsche Bank AG	05/14/2014	40,141,500	2,999	3,065	66
Mexican Peso	Goldman Sachs & Co	05/14/2014	63,266,474	4,841	4,831	(10)
Mexican Peso	HSBC Securities Inc	05/14/2014	58,872,440	4,400	4,496	96
Total						$1,605

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Appreciation/(Depreciation)
Brazilian Real	BNP Paribas	04/02/2015	256,800	$104	$109	$(5)
Brazilian Real	Goldman Sachs & Co	05/05/2014	4,394,895	1,985	1,969	16
Brazilian Real	Goldman Sachs & Co	08/18/2014	103,730	50	45	5
Brazilian Real	HSBC Securities Inc	04/02/2015	27,743,200	11,265	11,813	(548)
Brazilian Real	UBS AG	06/03/2014	4,394,895	1,960	1,951	9
British Pound Sterling	Deutsche Bank AG	06/12/2014	10,684,000	17,774	18,031	(257)
British Pound Sterling	Goldman Sachs & Co	06/12/2014	9,381,000	15,718	15,832	(114)
Canadian Dollar	Citigroup Inc	06/19/2014	32,421,000	29,208	29,550	(342)
Euro	Bank of America NA	05/02/2014	236,960,000	326,786	328,746	(1,960)
Euro	Bank of America NA	06/02/2014	5,300,000	7,080	7,352	(272)
Euro	Barclays Bank PLC	05/02/2014	5,048,000	6,958	7,003	(45)
Euro	BNP Paribas	06/02/2014	600,000	758	832	(74)
Euro	BNP Paribas	07/01/2014	400,000	506	555	(49)
Euro	BNP Paribas	08/01/2014	400,000	506	555	(49)
Euro	UBS AG	05/02/2014	1,493,000	2,050	2,071	(21)

See accompanying notes

				Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale											Net Unrealized
Contracts	Counterparty			Delivery Date		Contracts to Deliver			In Exchange For	Fair Value	Appreciation/(Depreciation)
Euro	UBS AG			06/03/2014		240,636,000		$332,406		$333,783	$(1,377)
Japanese Yen	Citigroup Inc			05/13/2014		3,038,000,000			29,792	29,720	72
Mexican Peso	Citigroup Inc			05/14/2014		162,280,414			12,173	12,393	(220)
Mexican Peso	Goldman Sachs & Co			08/25/2014		63,266,474			4,803	4,792	11
Turkish Lira	Deutsche Bank AG			05/14/2014		2,112,500			1,000	997	3
Total											$(5,217)

Amounts in thousands except contracts

Futures Contracts

											Unrealized
Type			Long/Short Contracts			Notional Value			Fair Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2015			Long	5,109		$1,264,137		$		1,263,967	$(170)
90 day Eurodollar; December 2016			Long		20		4,897			4,890	(7)
90 day Eurodollar; June 2014			Long	1,823			454,616			454,702	86
90 day Eurodollar; June 2015			Long	1,388			345,001			345,109	108
90 day Eurodollar; June 2016			Long		394		96,986			96,889	(97)
90 day Eurodollar; March 2015			Long		222		55,241			55,295	54
90 day Eurodollar; March 2016			Long	1,692			417,878			417,353	(525)
90 day Eurodollar; March 2017			Long		20		4,886			4,879	(7)
90 day Eurodollar; September 2015			Long	4,318		1,070,109				1,071,188	1,079
90 day Eurodollar; September 2016			Long	1,484			362,792			363,877	1,085
Euribor; December 2015			Long		92		31,758			31,785	27
Euribor; June 2015			Long		92		31,773			31,815	42
Euribor; March 2015			Long		92		31,795			31,823	28
Euribor; September 2015			Long		92		31,746			31,802	56
US 10 Year Note; June 2014			Long	1,925			238,896			239,512	616
US 2 Year Note; June 2014			Long		620		136,251			136,322	71
US 5 Year Note; June 2014			Long	3,332			398,893			398,018	(875)
Total											$1,571

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/ Receive Floating Rate
Counterparty			Fixed		Notional				Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index		Rate	Expiration Date	Amount		Fair Value		Paid/(Received)		Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017	BRL	3,800		$(97)		$2	$(99)
NA	Interbank Deposit
Bank of America	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	7,500		(34)		(9)	(25)
NA
Bank of America	MXN TIIE Banxico	Pay	5.70%	01/18/2019		45,000		51		(11)	62
NA
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.00%	09/13/2017		1,700		1		(1)	2
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.50%	09/13/2017		68,400		109		(8)	117
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.60%	09/06/2016		196,300		402		38	364
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.75%	06/05/2023		2,800		(11)		(7)	(4)
BNP Paribas	MXN TIIE Banxico	Pay	5.75%	06/05/2023		3,300		(13)		(4)	(9)
Deutsche Bank AG	Brazil Cetip	Pay	9.13%	01/02/2017	BRL	2,000		(51)		5	(56)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	10.63%	01/02/2017		1,000		(10)		—	(10)
	Interbank Deposit
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN	6,700		(27)		(10)	(17)
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.70%	01/18/2019		14,000		15		(6)	21
Goldman Sachs &	Brazil Cetip	Pay	9.10%	01/02/2017	BRL	2,000		(52)		—	(52)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	10.63%	01/02/2017		1,000		(10)		—	(10)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN	7,000		(28)		(16)	(12)
Co
Goldman Sachs &	MXN TIIE Banxico	Pay	5.70%	01/18/2019		15,000		17		(4)	21
Co
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.75%	06/05/2023		3,200		(13)		(6)	(7)
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.50%	09/13/2017		87,600		140		(11)	151
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.60%	09/06/2016		66,000		135		8	127

See accompanying notes

				Schedule of Investments
Core Plus Bond Fund I
April 30, 2014 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
Counterparty		Receive	Fixed			Notional		Upfront Premiums			Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value	Paid/(Received)			Appreciation/(Depreciation )
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	11,400	$(52)		$(18	) $	(34)
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.00%	09/13/2017		5,100	2		(2)		4
JP Morgan Chase	MXN TIIE Banxico	Pay	5.70%	01/18/2019		15,000	17		(5)		22
JP Morgan Chase	MXN TIIE Banxico	Pay	6.00%	06/05/2023		12,000	(31)		(43)		12
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/02/2022		45,200	(205)		(76)		(129)
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	6.35%	06/02/2021		9,300	11		2		9
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/13/2017		31,000	50		(4)		54
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800	52		5		47
Co
UBS AG	Brazil Cetip	Pay	8.90%	01/02/2017	BRL	1,500	(43)		1		(44)
	Interbank Deposit
Total							$325		$(180	) $	505

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	2.75%	06/19/2043		$275,800	$37,163	$			19,469
	3 Month LIBOR	Receive	3.50%	12/18/2043		9,100	(96)				(432)
	3 Month LIBOR	Pay	1.50%	03/18/2016		441,100	3,555				1,890
	3 Month LIBOR	Pay	3.00%	09/21/2017		449,800	3,303				181
	3 Month LIBOR	Pay	1.50%	12/16/2016		262,800	18				(145)
	Federal Fund	Pay	1.00%	10/15/2017		140,600	(1,577)				(1,453)
	Effective Rate US
Total							$42,366	$			19,510

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront Premiums Paid/(Received)
Written Swaptions		Floating Rate Floating		Exercise		Expiration	Notional				Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount		Fair Value		Appreciation/(Depreciation)
Call - 10 Year	Deutsche Bank AG	3 Month	Receive	2.64%		06/12/2014	$26,700	$(93)	$(65	) $	28
Interest Rate Swap		LIBOR
Call - 10 Year	Morgan Stanley & Co	3 Month	Receive	2.75%		06/17/2014	20,100	(121)	(119)		2
Interest Rate Swap		LIBOR
Call - 10 Year	Royal Bank of Scotland	3 Month	Receive	2.68%		09/03/2014	51,000	(291)	(304)		(13)
Interest Rate Swap	PLC	LIBOR
Call - 10 Year	Royal Bank of Scotland	3 Month	Receive	2.63%		09/03/2014	21,000	(105)	(99)		6
Interest Rate Swap	PLC	LIBOR
Call - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.40%		05/07/2014	18,500	(48)	—		48
Rate Swap		LIBOR
Call - 5 Year Interest JP Morgan Chase		3 Month	Receive	1.55%		07/29/2014	26,200	(68)	(23)		45
Rate Swap		LIBOR
Call - 5 Year Interest JP Morgan Chase		3 Month	Receive	1.56%		09/03/2014	35,800	(64)	(43)		21
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.55%		07/29/2014	33,000	(79)	(28)		51
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.40%		05/07/2014	24,200	(59)	—		59
Rate Swap		LIBOR
Call - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.50%		05/20/2014	20,100	(26)	(1)		25
Rate Swap		LIBOR
Call - 5 Year Interest	Royal Bank of Scotland	3 Month	Receive	1.55%		07/29/2014	13,300	(40)	(11)		29
Rate Swap	PLC	LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.04%		06/12/2014	26,700	(174)	(44)		130
Rate Swap		LIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive	3.05%		06/17/2014	20,100	(250)	(37)		213
Rate Swap		LIBOR
Put - 10 Year Interest Royal Bank of Scotland		3 Month	Receive	3.03%		09/03/2014	72,000	(1,255)	(635)		620
Rate Swap	PLC	LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.90%		05/07/2014	18,500	(157)	(3)		154
Rate Swap		LIBOR

See accompanying notes

			Schedule of Investments
			Core Plus Bond Fund I
			April 30, 2014 (unaudited)

			Interest Rate Swaptions (continued)
			Pay/ Receive Floating Rate
								Upfront
Written Swaptions		Floating Rate	Exercise		Expiration	Notional		Premiums				Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate		Date	Amount		Paid/(Received)	Fair Value			Appreciation/(Depreciation)
Put - 5 Year Interest	JP Morgan Chase	3 Month	Receive	1.86%	09/03/2014	$35,800		$(526)		$(399)		$127
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	2.40%	07/29/2014	42,600		(268)	(53)			215
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.80%	05/20/2014	20,100		(127)	(58)			69
Rate Swap		LIBOR
Total							$	(3,751)	$(1,922)			$1,829

Amounts in thousands

			Options
					Upfront Premiums							Unrealized
Written Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value				Appreciation/(Depreciation)
Call - US 10 Year Future		$125.00	05/26/2014		89		$(68)		$(31)	$		37
Put - US 10 Year Future		$122.00	05/26/2014		89		(79)		(5)			74
Put - USD vs JPY		$80.00	02/19/2019		1,600,000		(90)		(78)			12
Total							$(237)		$(114)	$		123

Amounts in thousands except contracts

			Credit Default Swaptions
								Upfront
Written Swaptions	Counterparty		Buy/Sell	Exercise	Expiration	Notional		Premiums	Fair			Unrealized
Outstanding	(Issuer)	Reference Entity	Protection	Rate	Date	Amount		Paid/(Received)	Value			Appreciation/(Depreciation)
Call - 5 Year Credit	Bank of America	CDX.IG.21.5Y	Sell	0.55%	06/18/2014	$3,200		$(1)		$(2)		$(1)
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX.IG.21.5Y	Sell	0.85%	06/18/2014	3,300		(3)		–		3
Default Swap	NA
Put - 5 Year Credit	Citigroup Inc	CDX.IG.21.5Y	Sell	0.90%	06/18/2014	2,200		(3)		(1)		2
Default Swap
Put - 5 Year Credit	JP Morgan Chase	CDX.IG.21.5Y	Sell	0.90%	06/18/2014	7,400		(9)		(1)		8
Default Swap
Total							$	(16)		$(4)		$12

Amounts in thousands

Written Inflation Floor

								Upfront
	Counterparty	Strike			Expiration	Notional		Premiums					Unrealized
Description	(Issuer)	Index	Exercise Index		Date	Amount		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Floor - US CPI Urban	Citibank NA	$216.69	Max of $0 or (0-		04/07/2020	$12,500	$	(111)	$		(6)		$105
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$217.97	Max of $0 or (0-		09/29/2020	5,500		(71)			(4)		67
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95	Max of $0 or (0-		03/12/2020	5,200		(44)			(3)		41
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG	$215.95	Max of $0 or (0-		03/10/2020	1,800		(14)			(1)		13
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Total							$	(240)	$		(14)		$226

Amounts in thousands

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2014 (unaudited)

COMMON STOCKS - 96.82%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.97%				Banks (continued)
JCDecaux SA	328,707	$13,494		Sumitomo Mitsui Trust Holdings Inc	3,272,739	$13,486
Publicis Groupe SA	25,309	2,165		Svenska Handelsbanken AB	707,171	35,571
Teleperformance	28,991	1,663		Swedbank AB	1,092,101	29,227
WPP PLC	1,588,963	34,260		Toronto-Dominion Bank/The	1,009,200	48,552
		$51,582				$745,196

Aerospace & Defense - 1.51%				Beverages - 1.94%
Airbus Group NV	415,760	28,580		AMBEV SA ADR	3,167,491	22,965
Safran SA	527,089	35,474		Anheuser-Busch InBev NV	522,323	56,931
Thales SA	251,011	15,983		Asahi Group Holdings Ltd	493,700	13,642
		$80,037		Britvic PLC	780,989	9,565

Agriculture - 2.07%						$103,103
British American Tobacco PLC	997,131	57,579		Biotechnology - 0.49%
ITC Ltd	362,203	2,048		CSL Ltd	404,268	25,772
Japan Tobacco Inc	1,536,500	50,502

		$110,129		Building Materials - 0.53%
Airlines - 1.20%				Buzzi Unicem SpA	117,271	2,081
easyJet PLC	1,685,708	46,643		CSR Ltd	4,331,726	14,752
Ryanair Holdings PLC ADR(a)	318,300	17,022		Kingspan Group PLC	546,390	10,286
		$63,665		Sumitomo Osaka Cement Co Ltd	216,000	859
						$27,978
Automobile Manufacturers - 2.43%
Daimler AG	549,264	51,136		Chemicals - 2.09%
Fuji Heavy Industries Ltd	613,700	16,137		DIC Corp	349,600	928
Toyota Motor Corp	1,141,800	61,689		Essentra PLC	852,053	11,557
		$128,962		Givaudan SA (a),(b)	13,087	20,654
				Johnson Matthey PLC	378,411	20,934
Automobile Parts & Equipment - 2.68%				Nippon Soda Co Ltd	165,000	917
Brembo SpA	47,460	1,754		Sasol Ltd	529,555	29,678
Bridgestone Corp	443,100	15,865		Yara International ASA	551,669	26,078
Continental AG	155,692	36,635				$110,746
Exedy Corp	69,000	1,846
Georg Fischer AG (a)	14,561	11,551		Commercial Services - 1.46%
Kenda Rubber Industrial Co Ltd	426,401	992		Ashtead Group PLC	1,038,591	15,388
Magna International Inc	205,300	20,113		Cramo OYJ	87,820	1,962
Norma Group SE	33,063	1,735		G8 Education Ltd	321,905	1,404
Plastic Omnium SA	51,765	1,761		Kroton Educacional SA	1,146,300	24,368
Stanley Electric Co Ltd	540,100	11,971		Loomis AB	68,222	1,861
Takata Corp	38,300	903		Stantec Inc	208,678	12,368
Toyo Tire & Rubber Co Ltd	257,171	1,918		TAL Education Group ADR(a)	433,715	9,594
Valeo SA	257,948	35,424		WuXi PharmaTech Cayman Inc ADR(a)	305,781	10,396
		$142,468				$77,341

Banks - 14.04%				Computers - 0.80%
Alpha Bank AE (a)	12,159,213	11,778		Cap Gemini SA	294,196	20,786
Australia & New Zealand Banking Group Ltd	1,133,485	36,450		Gigabyte Technology Co Ltd	1,665,000	2,601
Banca Generali SpA	61,571	1,938		Ingenico	122,669	10,704
Banca Popolare di Milano Scarl (a)	2,143,436	2,168		Wipro Ltd ADR	703,651	8,416
Bangkok Bank PCL	1,659,100	9,703				$42,507
Bank of China Ltd	61,110,300	26,925
Bank of Georgia Holdings PLC	254,018	11,172		Distribution & Wholesale - 0.05%
BNP Paribas SA	461,179	34,655		DCC PLC	47,224	2,421
Canadian Imperial Bank of Commerce/Canada	309,500	27,594
Credito Emiliano SpA	216,592	2,220		Diversified Financial Services - 2.16%
DBS Group Holdings Ltd	2,873,003	38,921		Azimut Holding SpA	540,036	16,859
DNB ASA	1,704,710	30,217		BUWOG AG (a)	153,414	2,817
Home Capital Group Inc	45,800	1,935		Century Tokyo Leasing Corp	57,500	1,664
ICICI Bank Ltd ADR	554,968	23,680		Daiwa Securities Group Inc	4,087,000	30,646
Indian Bank	722,041	1,553		Element Financial Corp (a)	194,120	2,325
KBC Groep NV	276,472	16,871		Manappuram Finance Ltd	4,615,364	1,709
King's Town Bank	1,879,000	1,745		Mega Financial Holding Co Ltd	19,085,128	14,611
Liberbank SA (a)	1,313,966	1,640		ORIX Corp	2,357,610	34,161
Lloyds Banking Group PLC (a)	32,031,898	40,847		Paragon Group of Cos PLC	342,409	2,072
Malayan Banking Bhd	6,504,800	19,745		Tokai Tokyo Financial Holdings Inc	1,130,100	7,593
Mitsubishi UFJ Financial Group Inc	6,516,825	34,666				$114,457
National Australia Bank Ltd	1,315,531	43,317
Natixis	3,278,339	23,272		Electric - 1.56%
Nordea Bank AB	3,187,339	46,186		Enel SpA	4,751,031	26,910
Royal Bank of Canada	593,600	39,617		Iren SpA	950,047	1,614
Skandinaviska Enskilda Banken AB	3,428,497	47,358		Korea Electric Power Corp	455,160	17,403
Sumitomo Mitsui Financial Group Inc	1,067,200	42,187

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electric (continued)			Healthcare - Services (continued)
Tenaga Nasional BHD	10,195,700	$37,166	Ramsay Health Care Ltd	484,580	$20,247
		$83,093			$21,517

Electrical Components & Equipment - 0.94%			Holding Companies - Diversified - 0.38%
Delta Electronics Inc	2,171,000	13,329	Emperor International Holdings	1,920,000	431
Hitachi Ltd	5,097,639	36,341	Wharf Holdings Ltd	2,828,000	19,853
		$49,670			$20,284

Electronics - 1.96%			Home Builders - 1.95%
Enplas Corp	26,600	1,528	Barratt Developments PLC	7,178,430	44,895
Hon Hai Precision Industry Co Ltd	6,392,000	18,358	Persimmon PLC (a)	1,119,660	24,847
Hoya Corp	738,200	21,834	Taylor Wimpey PLC	19,134,187	34,029
Japan Aviation Electronics Industry Ltd	124,200	2,114			$103,771
Japan Display Inc (a)	1,146,200	7,063
Keyence Corp	53,200	20,523	Home Furnishings - 0.29%
Kuroda Electric Co Ltd	113,900	1,830	Alpine Electronics Inc	94,700	1,129
Merry Electronics Co Ltd	2,029,000	11,032	Howden Joinery Group PLC	318,699	1,754
Minebea Co Ltd	262,985	2,131	Steinhoff International Holdings Ltd	2,395,284	12,447
Omron Corp	474,200	16,794			$15,330
Siix Corp	58,100	853	Insurance - 6.25%
		$104,060	Aegon NV	2,865,800	26,269
Engineering & Construction - 1.53%			Allianz SE	206,217	35,888
Bilfinger SE	125,218	14,929	Beazley PLC	410,632	1,703
Grupo Aeroportuario del Sureste SAB de CV	126,271	1,545	Challenger Ltd/Australia	415,838	2,736
Keller Group PLC	91,379	1,542	Hannover Rueck SE	459,703	42,836
Kyowa Exeo Corp	69,700	902	Legal & General Group PLC	7,645,049	27,367
Promotora y Operadora de Infraestructura SAB	793,300	11,078	Manulife Financial Corp	1,162,000	21,818
de CV (a)			MS&AD Insurance Group Holdings	1,040,200	23,334
Skanska AB	641,540	14,729	Porto Seguro SA	551,683	8,103
TAV Havalimanlari Holding AS	699,449	5,616	Prudential PLC	2,354,938	54,138
Vinci SA	411,709	31,087	Sampo	1,039,155	51,646
		$81,428	Sanlam Ltd	2,414,012	12,932
			SCOR SE	57,214	2,094
Entertainment - 0.32%			Standard Life PLC	251,993	1,629
OPAP SA	1,067,291	17,045	Tokio Marine Holdings Inc	649,600	19,141
					$331,634

Food - 2.26%			Internet - 0.91%
Aryzta AG (a)	182,137	16,836	Optimal Payments PLC (a)	383,216	2,451
Associated British Foods PLC	454,741	22,833	SouFun Holdings Ltd ADR	712,404	8,385
Cia Brasileira de Distribuicao ADR	66,315	3,154	Tencent Holdings Ltd	447,000	28,143
GFPT PCL (c)	5,296,700	2,309	Vipshop Holdings Ltd ADR(a)	65,988	9,251
Greencore Group PLC	2,545,678	11,243			$48,230
Gruma SAB de CV (a)	1,203,600	10,644
JBS SA (a)	731,967	2,531	Iron & Steel - 0.10%
			APERAM (a)	80,173	2,086
Nestle SA	366,337	28,312	BlueScope Steel Ltd (a)	492,529	2,978
Sao Martinho SA	76,347	1,127
Saputo Inc	314,100	16,796			$5,064
X5 Retail Group NV (a)	225,498	3,975
			Lodging - 0.52%
		$119,760	Galaxy Entertainment Group Ltd (a)	1,580,000	12,473
Forest Products & Paper - 2.56%			MGM China Holdings Ltd	4,327,200	15,120
DS Smith PLC	3,515,625	18,735			$27,593
International Forest Products Ltd (a)	175,900	2,667
			Machinery - Construction & Mining - 0.46%
Mondi PLC	1,251,186	20,799	Mitsubishi Electric Corp	2,144,000	24,413
Smurfit Kappa Group PLC	1,750,823	39,004
Stora Enso OYJ	2,032,979	20,760
Svenska Cellulosa AB SCA	1,115,170	31,351	Machinery - Diversified - 0.10%
West Fraser Timber Co Ltd	58,128	2,599	Bucher Industries AG	5,808	1,892
		$135,915	Ebara Corp	320,500	1,906
			OC Oerlikon Corp AG (a)	109,180	1,739
Gas - 0.60%					$5,537
Gas Natural SDG SA	727,603	20,864
Keyera Corp	164,700	10,955	Media - 1.13%
		$31,819	Grupo Televisa SAB ADR	696,327	22,846
			ITV PLC	11,999,652	36,912
Healthcare - Products - 1.07%					$59,758
Coloplast A/S	654,602	54,982
Elekta AB	126,024	1,759	Metal Fabrication & Hardware - 0.27%
		$56,741	Catcher Technology Co Ltd	1,699,000	14,346

Healthcare - Services - 0.40%
Eurofins Scientific SE	4,572	1,270

See accompanying notes

     Schedule of Investments Diversified International Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Mining - 1.63%				REITS (continued)
BHP Billiton Ltd	1,189,903	$41,904		RioCan Real Estate Investment Trust	496,600	$12,337
BHP Billiton PLC	851,046	27,628				$32,897
Copper Mountain Mining Corp (a)	456,085	970
Orica Ltd	783,947	15,999		Retail - 4.30%
		$86,501		Alimentation Couche Tard Inc	1,927,017	54,309
				ANTA Sports Products Ltd	1,179,000	1,728
Miscellaneous Manufacturing - 0.86%				Cie Financiere Richemont SA	309,723	31,511
IMI PLC	655,740	16,631		Dollarama Inc	520,800	43,316
Largan Precision Co Ltd	415,000	25,983		E-Mart Co Ltd	45,779	10,468
Singamas Container Holdings Ltd	5,938,000	1,288		Jumbo SA (a)	560,016	9,058
Trelleborg AB	84,754	1,813		Man Wah Holdings Ltd	1,101,687	1,809
		$45,715		Next PLC	233,498	25,760
				Pandora A/S	358,308	24,154
Office & Business Equipment - 0.26%				Poundland Group PLC (a)	2,160,825	12,678
Seiko Epson Corp	513,300	14,008		Travis Perkins PLC	392,778	11,340
				Tsuruha Holdings Inc	19,030	1,915
Oil & Gas - 5.66%						$228,046
Afren PLC (a)	3,677,934	9,769
Bankers Petroleum Ltd (a)	370,660	2,019		Semiconductors - 2.91%
				ARM Holdings PLC	1,931,687	29,236
Beach Energy Ltd	5,056,548	8,092
BellatrixExploration Ltd (a)	272,484	2,650		CSR PLC	998,720	9,704
Canadian Natural Resources Ltd	1,336,500	54,457		Everlight Electronics Co Ltd	4,683,000	10,974
DNO International ASA (a)	388,313	1,349		King Yuan Electronics Co Ltd	2,603,840	1,988
Husky Energy Inc	746,100	24,383		MediaTek Inc	1,091,000	17,096
				Samsung Electronics Co Ltd	18,114	23,620
Lukoil OAO ADR	325,401	17,227		SK Hynix Inc (a)	601,350	23,449
Peyto Exploration & Development Corp	329,456	12,147
RMP Energy Inc (a)	312,454	2,380		Taiwan Semiconductor Manufacturing Co Ltd	9,210,544	36,192
Royal Dutch Shell PLC - A Shares	478,207	18,905		Tong Hsing Electronic Industries Ltd	453,000	2,436
Royal Dutch Shell PLC - B Shares	320,409	13,605				$154,695
SK Holdings Co Ltd	67,720	12,012		Shipbuilding - 0.03%
Statoil ASA	539,472	16,446		Mitsui Engineering & Shipbuilding Co Ltd	793,000	1,539
Suncor Energy Inc	878,200	33,877
Total SA	761,252	54,463
Vermilion Energy Inc	248,000	16,502		Software - 1.10%
		$300,283		Constellation Software Inc/Canada	10,922	2,419
				HCL Technologies Ltd	1,132,227	26,347
Packaging & Containers - 0.33%				Nihon Unisys Ltd	161,500	1,640
Rexam PLC	2,077,658	17,419		Tech Mahindra Ltd	353,145	10,738
				UBISOFT Entertainment (a)	936,554	17,478

Pharmaceuticals - 7.83%						$58,622
Aurobindo Pharma Ltd	259,060	2,466		Telecommunications - 5.21%
Bayer AG	406,065	56,460		BT Group PLC	7,975,807	49,790
BTG PLC (a)	1,104,786	9,934		FIH Mobile Ltd (a)	4,970,000	2,685
GlaxoSmithKline PLC	302,035	8,345		Freenet AG	565,364	19,580
Grifols SA	320,977	17,159		GN Store Nord A/S	77,302	1,868
Nippon Shinyaku Co Ltd	96,000	1,691		Hellenic Telecommunications Organization	896,919	14,329
Novartis AG	894,486	77,760		SA (a)
Novo Nordisk A/S	1,534,684	69,653		KDDI Corp	836,300	44,601
Recordati SpA	105,370	1,845		Nippon Telegraph & Telephone Corp	765,576	42,484
Roche Holding AG	381,504	111,913		SK Telecom Co Ltd	77,691	16,086
Shire PLC	1,018,771	58,265		SoftBank Corp	595,200	44,329
		$415,491		Telekom Malaysia Bhd	5,986,800	11,377
				TELUS Corp	464,700	16,374
Pipelines - 0.25%				Vodafone Group PLC	3,474,987	13,193
AltaGas Ltd	318,000	13,549				$276,696

Real Estate - 2.38%				Transportation - 3.08%
Brookfield Asset Management Inc	1,439,458	60,426		AP Moeller - Maersk A/S - B shares	9,160	21,867
CA Immobilien Anlagen AG (a)	95,149	1,814		Canadian National Railway Co	945,500	55,382
China South City Holdings Ltd	4,778,293	2,001		Canadian Pacific Railway Ltd	335,000	52,308
IMMOFINANZ AG (a)	3,068,285	11,394		Deutsche Post AG	564,870	21,314
K Wah International Holdings Ltd	2,758,000	1,838		Seino Holdings Co Ltd	1,063,000	10,507
Mitsui Fudosan Co Ltd	1,100,000	32,562		Sinotrans Ltd	4,167,200	2,305
REA Group Ltd	375,490	16,376				$163,683
		$126,411		Water - 0.39%
REITS - 0.62%				Suez Environnement Co	1,041,575	20,466
Daiwa Office Investment Corp	474	2,427
Japan Hotel REIT Investment Corp	4,738	2,179		TOTAL COMMON STOCKS		$5,139,393
Mirvac Group	9,776,408	15,954

See accompanying notes

	Schedule of Investments Diversified International Fund April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 2.14%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 2.14%
Cash Account Trust - Government & Agency	113,787,798	$113,788
Portfolio - DWS Government Cash

TOTAL INVESTMENT COMPANIES		$113,788
PREFERRED STOCKS - 0.45%	Shares Held	Value(000	's)
Food - 0.45%
Cia Brasileira de Distribuicao	497,400	23,554

TOTAL PREFERRED STOCKS		$23,554
Total Investments		$5,276,735
Other Assets in Excess of Liabilities, Net - 0.59%		$31,437
TOTAL NET ASSETS - 100.00%		$5,308,172

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,309 or 0.04% of net assets.

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	14.50%
Japan	13.64%
Canada	12.58%
France	6 .58%
Switzerland	5 .69%
Germany	5 .28%
Australia	4 .65%
Sweden	3 .94%
Denmark	3 .26%
Taiwan, Province Of China	3 .24%
Ireland	2 .64%
United States	2 .14%
Korea, Republic Of	1 .94%
China	1 .87%
Brazil	1 .62%
India	1 .46%
Finland	1 .40%
Norway	1 .39%
Belgium	1 .39%
Malaysia	1 .28%
Netherlands	1 .12%
Italy	1 .07%
South Africa	1 .04%
Greece	0 .98%
Mexico	0 .87%
Hong Kong	0 .75%
Spain	0 .74%
Singapore	0 .73%
Russian Federation	0 .40%
Austria	0 .30%
Macao	0 .28%
Thailand	0 .22%
Georgia	0 .21%
Turkey	0 .10%
Luxembourg	0 .06%
Isle of Man	0 .05%
Other Assets in Excess of Liabilities, Net	0 .59%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2014 (unaudited)

COMMON STOCKS - 97.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.31%				Healthcare - Products - 1.67%
Lockheed Martin Corp	421,007	$69,104		Becton Dickinson and Co	356,163	$40,257
Raytheon Co	661,296	63,141		Medtronic Inc	937,548	55,147
		$132,245				$95,404

Apparel - 1.28%				Insurance - 7.42%
VF Corp	1,197,512	73,156		ACE Ltd	1,120,453	114,645
				Allstate Corp/The	1,060,872	60,416
				Chubb Corp/The	389,854	35,898
Automobile Manufacturers - 0.89%				Fidelity National Financial Inc	2,350,340	75,634
PACCAR Inc	793,573	50,773		MetLife Inc	2,277,389	119,221
				Swiss Re AG ADR	217,573	18,977
Automobile Parts & Equipment - 1.60%						$424,791
Autoliv Inc	520,250	53,055
Johnson Controls Inc	853,000	38,504		Machinery - Diversified - 2.12%
		$91,559		Deere & Co	1,301,079	121,443

Banks - 8.66%
Australia & New Zealand Banking Group Ltd	454,850	14,592		Media - 0.41%
ADR				Walt Disney Co/The	299,265	23,744
Bank of Nova Scotia	871,219	52,953
Grupo Financiero Santander Mexico SAB de	1,586,026	18,874		Mining - 0.61%
CV ADR				BHP Billiton Ltd ADR	495,931	34,983
JP Morgan Chase & Co	1,939,738	108,586
M&T Bank Corp	405,477	49,472
PNC Financial Services Group Inc/The	1,107,496	93,074		Miscellaneous Manufacturing - 1.65%
				3M Co	209,390	29,124
US Bancorp/MN	1,828,969	74,585		Parker Hannifin Corp	513,943	65,209
Wells Fargo & Co	1,684,399	83,614
		$495,750				$94,333
				Oil & Gas - 13.17%
Beverages - 0.69%				Chevron Corp	646,004	81,086
Coca-Cola Co/The	967,830	39,478		Crescent Point Energy Corp	1,726,298	70,230
				Exxon Mobil Corp	873,852	89,491
Chemicals - 1.08%				Marathon Oil Corp	1,427,927	51,620
Air Products & Chemicals Inc	207,856	24,427		Marathon Petroleum Corp	1,198,160	111,369
EI du Pont de Nemours & Co	551,299	37,114		Occidental Petroleum Corp	1,092,190	104,577
		$61,541		Penn West Petroleum Ltd	6,396,154	57,949
				Royal Dutch Shell PLC - B shares ADR	1,433,498	121,346
Computers - 3.25%				Total SA ADR	927,762	66,094
Apple Inc	185,600	109,521				$753,762
EMC Corp/MA	2,425,984	62,590
International Business Machines Corp	71,600	14,067		Pharmaceuticals - 12.73%
		$186,178		Abbott Laboratories	1,943,575	75,294
				AbbVie Inc	1,331,562	69,348
Distribution & Wholesale - 0.97%				GlaxoSmithKline PLC ADR	1,277,602	70,741
Genuine Parts Co	639,184	55,686		Johnson & Johnson	566,734	57,404
				Merck & Co Inc	2,164,434	126,749
Diversified Financial Services - 3.36%				Novartis AG ADR	811,750	70,574
BlackRock Inc	355,708	107,068		Pfizer Inc	3,409,837	106,660
Discover Financial Services	1,522,641	85,116		Roche Holding AG ADR	2,139,598	78,416
		$192,184		Teva Pharmaceutical Industries Ltd ADR	1,504,450	73,507
						$728,693
Electric - 3.58%
NextEra Energy Inc	683,143	68,212		Pipelines - 3.50%
Northeast Utilities	1,002,993	47,401		Enterprise Products Partners LP	1,108,060	81,032
Wisconsin Energy Corp	797,706	38,673		Kinder Morgan Energy Partners LP	704,138	53,078
Xcel Energy Inc	1,595,741	50,856		Kinder Morgan Inc/DE	2,021,607	66,026
		$205,142				$200,136

Electrical Components & Equipment - 0.42%				Private Equity - 1.10%
Emerson Electric Co	353,824	24,124		KKR & Co LP	2,759,592	62,670

Electronics - 0.68%				REITS - 4.80%
Honeywell International Inc	418,319	38,862		American Capital Agency Corp	3,230,658	73,368
				Annaly Capital Management Inc	7,651,591	88,376
				Digital Realty Trust Inc	2,116,457	113,019
Food - 2.91%						$274,763
Kraft Foods Group Inc	1,018,263	57,899
Kroger Co/The	2,364,643	108,868		Retail - 2.10%
		$166,767		Costco Wholesale Corp	191,817	22,189
				McDonald's Corp	500,620	50,753
Gas - 1.02%				Tiffany & Co	537,859	47,057
Sempra Energy	591,547	58,332				$119,999

See accompanying notes

		Schedule of Investments
		Equity Income Fund
		April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 4.00%
Applied Materials Inc	2,972,249	$56,651
Maxim Integrated Products Inc	1,727,887	56,053
Microchip Technology Inc	1,493,406	70,996
Taiwan Semiconductor Manufacturing Co Ltd	2,248,073	45,186
ADR
		$228,886

Software - 1.18%
Microsoft Corp	1,667,489	67,366

Telecommunications - 2.57%
BCE Inc	1,633,421	72,752
CenturyLink Inc	818,531	28,575
Verizon Communications Inc	672,002	31,403
Vodafone Group PLC ADR	371,144	14,089
		$146,819

Toys, Games & Hobbies - 3.09%
Hasbro Inc	1,638,937	90,568
Mattel Inc	2,204,373	86,444
		$177,012

Transportation - 2.63%
Norfolk Southern Corp	516,569	48,831
Union Pacific Corp	245,669	46,783
United Parcel Service Inc	556,550	54,820
		$150,434
TOTAL COMMON STOCKS		$5,577,015
INVESTMENT COMPANIES - 2.38%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.38%
Morgan Stanley Institutional Liquidity Funds -	136,497,663	136,498
Government Portfolio

TOTAL INVESTMENT COMPANIES		$136,498
Total Investments		$5,713,513
Other Assets in Excess of Liabilities, Net - 0.17%		$9,929
TOTAL NET ASSETS - 100.00%		$5,723,442

Portfolio Summary (unaudited)

Sector	Percent
Financial	25.34%
Consumer, Non-cyclical	18.00%
Energy	16.67%
Consumer, Cyclical	9 .93%
Industrial	9 .81%
Technology	8 .43%
Utilities	4 .60%
Communications	2 .98%
Exchange Traded Funds	2 .38%
Basic Materials	1 .69%
Other Assets in Excess of Liabilities, Net	0 .17%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

COMMON STOCKS - 31.40%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 0.20%				Computers (continued)
BBA Aviation PLC	1,061,888	$5,571		Tieto OYJ	31,615	$865
L-3 Communications Holdings Inc	48,829	5,634				$5,077
Lockheed Martin Corp	38,717	6,355
		$17,560		Consumer Products - 0.08%
				Kimberly-Clark Corp	63,344	7,110
Agriculture - 0.42%
Altria Group Inc	312,218	12,523
Archer-Daniels-Midland Co	184,993	8,090		Cosmetics & Personal Care - 0.11%
Imperial Tobacco Group PLC	199,636	8,627		Procter & Gamble Co/The	112,268	9,268
Philip Morris International Inc	85,880	7,337
		$36,577		Diversified Financial Services - 0.19%
				Aircastle Ltd	32,905	578
Airlines - 0.00%				Arlington Asset Investment Corp	28,614	757
Global Aviation Holdings Inc (a),(b),(c)	254,946	—
				Azimut Holding SpA	23,674	739
				BUWOG AG (a)	6,590	121
Automobile Manufacturers - 0.16%				Coronation Fund Managers Ltd	101,024	976
Daimler AG	98,275	9,149		Home Loan Servicing Solutions Ltd	67,892	1,504
Tata Motors Ltd ADR	125,013	4,678		Ichiyoshi Securities Co Ltd	49,800	594
		$13,827		Kyokuto Securities Co Ltd	41,200	646
				Macquarie Group Ltd	132,139	7,119
Banks - 1.42%				Medley Capital Corp	86,851	1,132
Agricultural Bank of China Ltd	12,735,000	5,359		Provident Financial PLC	40,637	1,366
Australia & New Zealand Banking Group Ltd	141,067	4,536		Tokai Tokyo Financial Holdings Inc	175,600	1,180
Banca Generali SpA	206,807	6,510				$16,712
Bank of Montreal	85,044	5,862
BankUnited Inc	41,695	1,375		Electric - 5.33%
Bendigo and Adelaide Bank Ltd	576,435	6,178		AES Corp/VA	227,787	3,292
Canadian Imperial Bank of	113,600	10,128		Ameren Corp	97,184	4,014
Commerce/Canada				American Electric Power Co Inc	97,325	5,237
China CITIC Bank Corp Ltd	7,342,000	4,386		Avista Corp	272,837	8,772
Fifth Third Bancorp	271,741	5,600		China Power International Development Ltd	4,980,000	1,793
FirstMerit Corp	26,190	508		Dominion Resources Inc/VA	307,000	22,270
HSBC Holdings PLC	7,008	72		DTE Energy Co (d)	402,110	31,420
ICICI Bank Ltd ADR	111,970	4,778		DUET Group	1,613,924	3,259
JP Morgan Chase & Co (d)	107,863	6,038		Duke Energy Corp	224,000	16,686
Nordea Bank AB	212,990	3,086		E.ON SE	226,711	4,343
PNC Financial Services Group Inc/The	59,671	5,015		Enel SpA	1,494,097	8,462
Royal Bank of Canada	113,974	7,607		Entergy Corp (d)	307,936	22,325
Skandinaviska Enskilda Banken AB	454,000	6,271		Exelon Corp	252,845	8,857
Susquehanna Bancshares Inc	80,124	830		FirstEnergy Corp	142,942	4,824
Toronto-Dominion Bank/The	195,200	9,391		GDF Suez	400,710	10,099
Wells Fargo & Co (d)	377,934	18,761		Great Plains Energy Inc	214,796	5,763
Westpac Banking Corp	335,406	10,986		Hera SpA	323,880	954
		$123,277		Infraestructura Energetica Nova SAB de CV	30,000	157
				Integrys Energy Group Inc (d)	221,700	13,586
Beverages - 0.04%				Iren SpA	459,400	781
Britvic PLC	314,024	3,846		ITC Holdings Corp (d)	851,019	31,462
				NextEra Energy Inc (d)	341,700	34,119
Biotechnology - 0.02%				Northeast Utilities (d)	393,588	18,601
PDL BioPharma Inc	222,588	1,890		NRG Yield Inc	100,000	4,284
				PG&E Corp	287,356	13,098
				PGE SA	1,133,373	7,876
Chemicals - 0.21%				Pinnacle West Capital Corp (d)	183,000	10,239
BASF SE	56,172	6,516		Portland General Electric Co	240,000	8,033
China Sanjiang Fine Chemicals Co Ltd	1,378,000	603		Power Assets Holdings Ltd	913,500	7,897
Dow Chemical Co/The	209,414	10,450		PPL Corp (d)	788,731	26,296
Grand Pacific Petrochemical	785,000	500		Public Service Enterprise Group Inc	336,922	13,804
		$18,069		Red Electrica Corp SA	68,663	5,652
				SCANA Corp (d)	500,000	26,840
Commercial Services - 0.59%				Southern Co/The (d)	125,000	5,729
Abertis Infraestructuras SA	247,166	5,563
ABM Industries Inc	38,345	1,039		SP AusNet	6,312,027	8,226
Atlantia SpA	634,091	16,517		SSE PLC	1,100,153	28,368
CCR SA	415,800	3,260		Westar Energy Inc	589,536	21,153
				Wisconsin Energy Corp (d)	319,500	15,489
Cramo OYJ	39,016	872
RR Donnelley & Sons Co	85,127	1,498				$464,060
Transurban Group (c)	3,413,877	23,057
				Electrical Components & Equipment - 0.13%
		$51,806		Emerson Electric Co (d)	167,135	11,395
Computers - 0.06%
Hewlett-Packard Co	127,390	4,212		Electronics - 0.19%
				Boardtek Electronics Corp	618,000	695

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electronics (continued)				Home Builders - 0.04%
Delta Electronics Thailand PCL (c)	409,900	$724		Berkeley Group Holdings PLC	43,806	$1,700
Honeywell International Inc	65,693	6,103		Persimmon PLC (a)	96,500	2,141
Hoya Corp	117,600	3,478				$3,841
Omron Corp	156,900	5,557
		$16,557		Insurance - 0.84%
				Aegon NV	675,344	6,190
Energy - Alternate Sources - 0.01%				Allianz SE	30,409	5,292
Pattern Energy Group Inc	22,461	602		AXA SA	120,067	3,133
				Baloise Holding AG	46,754	5,693
				Beazley PLC	287,675	1,193
Engineering & Construction - 0.47%				Challenger Ltd/Australia	751,382	4,944
ACS Actividades de Construccion y Servicios	34,080	1,463
SA				Hannover Rueck SE	36,071	3,361
				Horace Mann Educators Corp	66,434	1,998
Aeroports de Paris	12,485	1,553		Legal & General Group PLC	1,349,678	4,832
Alion Science and Technology Corp -	7,750	—
Warrants (a),(b),(c)				Old Republic International Corp	60,482	1,002
				Porto Seguro SA	178,800	2,626
China Communications Construction Co Ltd	5,462,000	3,583		Powszechny Zaklad Ubezpieczen SA	48,572	6,890
Downer EDI Ltd	1,198,138	5,593		Sampo	85,170	4,233
Ferrovial SA	242,759	5,396
Flughafen Zuerich AG (b)	9,636	6,079		SCOR SE	164,509	6,020
				StanCorp Financial Group Inc	29,397	1,796
NCC AB	168,532	5,905		Sun Life Financial Inc	168,700	5,710
Vinci SA	145,158	10,960		Travelers Cos Inc/The	68,279	6,185
		$40,532		Validus Holdings Ltd	47,244	1,751
Entertainment - 0.03%						$72,849
Gtech Spa	35,975	1,056
Regal Entertainment Group	67,487	1,269		Investment Companies - 0.03%
				New Mountain Finance Corp	76,298	1,092
		$2,325		TICC Capital Corp	122,348	1,178
Food - 0.04%						$2,270
Kesko OYJ	49,519	2,027
Marine Harvest ASA	70,832	869		Iron & Steel - 0.05%
Metcash Ltd	331,961	857		Kumba Iron Ore Ltd	117,774	4,195
		$3,753
				Leisure Products & Services - 0.09%
Forest Products & Paper - 0.07%				Round One Corp	89,000	639
Mondi PLC	60,766	1,010		Sabre Corp (a)	418,343	6,890
Stora Enso OYJ	460,534	4,703				$7,529
Western Forest Products Inc	395,000	789
		$6,502		Leisure Time - 0.05%
				Travelport LLC (a),(c)	2,425,460	4,511
Gas - 1.53%
AGL Resources Inc	122,118	6,594
Atmos Energy Corp	96,574	4,929		Media - 0.32%
Gas Natural SDG SA	307,074	8,805		Comcast Corp - Class A (d)	170,000	8,799
National Grid PLC	2,599,771	36,951		Gannett Co Inc	101,034	2,745
National Grid PLC ADR(d)	115,800	8,229		HMH Holdings Inc (a)	360,119	7,357
New Jersey Resources Corp	123,900	6,162		ITV PLC	922,465	2,838
NiSource Inc (d)	212,816	7,729		ProSiebenSat.1 Media AG	134,601	5,891
ONE Gas Inc	157,400	5,758				$27,630
Rubis SCA	125,935	8,967
Sempra Energy	115,000	11,340		Metal Fabrication & Hardware - 0.09%
				Catcher Technology Co Ltd	815,000	6,881
Snam SpA	2,165,883	13,028
South Jersey Industries Inc (d)	12,500	718		Hanwa Co Ltd	230,000	900
Vectren Corp	166,187	6,742				$7,781
Western Gas Equity Partners LP (b),(d)	142,200	6,958		Mining - 0.40%
		$132,910		Anglo American PLC	200,822	5,369
				BHP Billiton Ltd	154,876	5,454
Healthcare - Products - 0.05%				BHP Billiton PLC	233,225	7,571
Fisher & Paykel Healthcare Corp Ltd	284,756	1,004
Medtronic Inc	58,913	3,465		Boliden AB	285,961	4,367
				Cia de Minas Buenaventura SAA ADR	354,409	4,607
		$4,469		Mineral Resources Ltd	103,313	1,122
Healthcare - Services - 0.12%				Orica Ltd	283,830	5,793
Select Medical Holdings Corp	70,358	982		Regis Resources Ltd	327,406	743
Sonic Healthcare Ltd	341,722	5,637				$35,026

WellPoint Inc	37,950	3,821		Miscellaneous Manufacturing - 0.12%
		$10,440		Crane Co	19,238	1,399
Holding Companies - Diversified - 0.13%				Largan Precision Co Ltd	141,000	8,828
Cengage Learning Holdings II LP (a)	34,465	1,254				$10,227
China Merchants Holdings International Co	3,214,000	10,085
Ltd				Office & Business Equipment - 0.01%
		$11,339		Seiko Epson Corp	25,000	682

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas - 1.65%				Publicly Traded Investment Fund - 0.01%
Baytex Energy Corp	106,800	$4,445		THL Credit Inc	64,911	$872
Bonterra Energy Corp	28,549	1,489
BP PLC ADR	80,000	4,050
Chevron Corp (d)	138,610	17,398		Real Estate - 0.72%
ConocoPhillips (d)	188,698	14,022		Agile Property Holdings Ltd	3,058,000	2,488
				Atrium European Real Estate Ltd (b)	347,000	1,999
Crescent Point Energy Corp	139,800	5,687		Brookfield Asset Management Inc	157,000	6,591
Energen Corp	14,500	1,130
Eni SpA	298,327	7,726		Cheung Kong Holdings Ltd	179,000	3,057
				Citycon OYJ	1,176,965	4,416
Ensco PLC	116,786	5,892
ExxonMobil Corp (d)	133,987	13,722		Fabege AB	260,900	3,665
Husky Energy Inc	138,500	4,526		Ho Bee Land Ltd	341,000	624
				Hyprop Investments Ltd	246,497	1,843
Occidental Petroleum Corp	61,500	5,889		IMMOFINANZ AG (a)	131,793	489
PBF Energy Inc	65,282	2,009
Phillips 66	60,680	5,050		KWG Property Holding Ltd	3,300,000	1,835
				Mitsubishi Estate Co Ltd	368,200	8,355
Santos Ltd	268,164	3,438		Mitsui Fudosan Co Ltd	262,400	7,767
Seadrill Ltd	200,000	7,044		Nomura Real Estate Holdings Inc	111,500	2,083
Statoil ASA	377,358	11,504
Suncor Energy Inc	29,665	1,144		Religare Health Trust	2,231,000	1,513
				Shenzhen Investment Ltd	4,738,000	1,548
Total SA	212,296	15,189		Shimao Property Holdings Ltd	1,066,000	2,114
Valero Energy Partners LP	130,734	5,388
Vermilion Energy Inc	78,296	5,210		Sino Land Co Ltd	1,710,000	2,564
				Sponda OYJ	439,113	2,265
Whitecap Resources Inc	157,340	2,076		Sun Hung Kai Properties Ltd	446,400	5,633
		$144,028		Sun Hung Kai Properties Ltd - Warrants (a),(b)	20,533	14
Pharmaceuticals - 1.16%				Wheelock & Co Ltd	191,000	788
AbbVie Inc	293,503	15,286		WP Carey Inc	14,991	922
Cardinal Health Inc	51,829	3,603				$62,573
Eli Lilly & Co	239,356	14,146
GlaxoSmithKline PLC	241,820	6,681		REITS - 3.28%
Johnson & Johnson	101,967	10,328		AEON REIT Investment Corp	815	1,038
				Agree Realty Corp	25,000	747
Merck & Co Inc	267,371	15,657		AIMS AMP Capital Industrial REIT	715,150	809
Novartis AG	102,731	8,931
Pfizer Inc (d)	564,797	17,667		Alexandria Real Estate Equities Inc	59,000	4,355
				Altarea	10,700	2,004
Recordati SpA	54,216	949		American Tower Corp	183,307	15,310
Roche Holding AG	27,770	8,146		Apartment Investment & Management Co	125,000	3,854
		$101,394		Ascendas Real Estate Investment Trust	878,000	1,607
Pipelines - 7.19%				Ashford Hospitality Trust Inc (d)	93,800	962
Access Midstream Partners LP (d)	339,945	20,176		Assura Group Ltd	1,650,000	1,225
AltaGas Ltd	16,633	709		Astro Japan Property Group (b)	1,000,051	3,534
Buckeye Partners LP (d)	474,749	36,181		Australian Industrial REIT	439,167	824
DCP Midstream Partners LP (b),(d)	358,100	19,158		Aviv REIT Inc	47,283	1,248
Enbridge Energy Partners LP	110,267	3,304		Boston Properties Inc (d)	45,277	5,304
Enbridge Inc	133,020	6,419		Brandywine Realty Trust	70,971	1,033
Energy Transfer Equity LP (d)	878,910	40,948		Cambridge Industrial Trust	2,644,372	1,563
Energy Transfer Partners LP (d)	173,170	9,557		Camden Property Trust (d)	37,539	2,571
EnLink Midstream Partners LP	168,725	4,976		Campus Crest Communities Inc (d)	259,071	2,231
Enterprise Products Partners LP (d)	890,874	65,149		Canadian Apartment Properties REIT	129,651	2,487
Genesis Energy LP (b),(d)	244,780	13,566		Corrections Corp of America	43,157	1,416
Magellan Midstream Partners LP (b),(d)	717,737	53,263		Crown Castle International Corp	21,349	1,553
MarkWest Energy Partners LP (d)	584,149	37,000		CubeSmart (d)	176,200	3,277
MPLX LP (b),(d)	273,290	14,793		CYS Investments Inc (d)	245,383	2,110
Oiltanking Partners LP (b),(d)	131,671	10,909		DCT Industrial Trust Inc (d)	208,000	1,627
ONEOK Inc	623,955	39,446		DDR Corp	243,000	4,172
Pembina Pipeline Corp	264,254	10,384		Digital Realty Trust Inc	89,000	4,753
Phillips 66 Partners LP	106,139	5,691		Duke Realty Corp	274,000	4,800
Plains All American Pipeline LP (d)	844,601	47,129		EPR Properties (d)	93,709	5,024
Plains GP Holdings LP	133,726	3,687		Equity One Inc (d)	88,952	2,004
Regency Energy Partners LP (d)	467,483	12,734		Equity Residential	52,496	3,120
Spectra Energy Corp	569,765	22,625		Essex Property Trust Inc (d)	24,519	4,248
Sunoco Logistics Partners LP (b),(d)	459,901	41,833		Eurocommercial Properties NV	38,000	1,745
Targa Resources Partners LP (d)	183,854	10,886		Extra Space Storage Inc	195,770	10,245
Tesoro Logistics LP (d)	280,421	17,919		Federation Centres Ltd	1,580,000	3,668
TransCanada Corp (d)	215,000	10,025		Fortune Real Estate Investment Trust	1,550,000	1,218
TransCanada Corp	243,722	11,358		Frasers Commercial Trust	1,617,000	1,641
Western Gas Partners LP (b),(d)	280,437	19,070		General Growth Properties Inc	265,000	6,087
Williams Cos Inc/The (d)	620,620	26,172		Geo Group Inc/The	179,225	6,010
Williams Partners LP	200,000	10,316		Granite Real Estate Investment Trust	19,000	732
		$625,383		Great Portland Estates PLC	201,548	2,137
				Health Care REIT Inc	51,080	3,223
				Hospitality Properties Trust (d)	92,380	2,776

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Storage & Warehousing - 0.07%
Host Hotels & Resorts Inc	392,510	$8,419		Safestore Holdings PLC	1,628,258	$6,333
Hulic Reit Inc	1,579	2,204
Industria REIT (a),(b)	1,357,751	2,412
Japan Hotel REIT Investment Corp	7,541	3,469		Telecommunications - 1.51%
				AT&T Inc	165,000	5,890
Japan Logistics Fund Inc	900	2,031		BCE Inc (d)	490,000	21,825
Kenedix Office Investment Corp	774	3,867		Bezeq The Israeli Telecommunication Corp	579,739	1,051
Kenedix Residential Investment Corp	400	878
Kite Realty Group Trust	155,000	961		Ltd
				BT Group PLC	1,090,000	6,804
Land Securities Group PLC	266,593	4,789		CenturyLink Inc (d)	312,000	10,892
Lexington Realty Trust	106,132	1,142		Cleveland Unlimited Inc - Warrants (a),(b),(c)	2,756	28
Liberty Property Trust (d)	115,848	4,344
				Consolidated Communications Holdings Inc	36,478	727
Medical Properties Trust Inc	355,000	4,793		Eutelsat Communications SA	272,832	9,385
Mirvac Group	1,733,543	2,829
Nomura Real Estate Master Fund Inc	4,094	4,280		Freenet AG	194,825	6,747
				Frontier Communications Corp	708,432	4,215
Omega Healthcare Investors Inc	119,302	4,149		NTELOS Holdings Corp	52,031	718
Orix JREIT Inc	1,052	1,338
Pennsylvania Real Estate Investment Trust (d)	68,000	1,125		NTT DOCOMO Inc	302,000	4,817
Prologis Inc	192,500	7,821		TDC A/S	817,138	7,674
Public Storage (d)	60,380	10,597		Telecom Corp of New Zealand Ltd	1,750,000	4,181
				TELUS Corp	420,000	14,799
RioCan Real Estate Investment Trust	208,800	5,187		Verizon Communications Inc (d)	422,740	19,754
RLJ Lodging Trust	79,390	2,117		Vodafone Group PLC ADR	170,000	6,453
Sabra Health Care REIT Inc	80,000	2,398		Vodafone Group PLC	1,490,235	5,658
Saul Centers Inc	33,500	1,537
Simon Property Group Inc (d)	129,164	22,371				$131,618
SL Green Realty Corp	38,000	3,979		Toys, Games & Hobbies - 0.07%
Societe de la Tour Eiffel	8,038	580		Namco Bandai Holdings Inc	292,300	6,315
Spring Real Estate Investment Trust	13,048,000	5,048
STAG Industrial Inc	80,000	1,882
Stockland	1,260,000	4,568		Transportation - 0.98%
Summit Hotel Properties Inc	540,500	4,897		Asciano Ltd	1,100,604	5,554
				CEVA Group PLC (a),(c)	123	159
Sun Communities Inc	70,000	3,190
Unibail-Rodamco SE	5,820	1,573		Deutsche Post AG	250,149	9,439
Vastned Retail NV	65,000	3,345		East Japan Railway Co	21,700	1,583
Vornado Realty Trust	48,800	5,007		Groupe Eurotunnel SA	744,971	10,001
Weingarten Realty Investors	121,018	3,776		Hutchison Port Holdings Trust	7,179,939	4,887
Wereldhave NV	55,000	4,625		Kamigumi Co Ltd	404,000	3,851
Westfield Retail Trust	1,740,000	5,169		Koninklijke Vopak NV	91,801	4,577
Workspace Group PLC	235,000	2,277		Norfolk Southern Corp	75,584	7,145
				Union Pacific Corp (d)	156,501	29,803
		$285,266		United Parcel Service Inc	87,820	8,650
Retail - 0.22%						$85,649
AOKI Holdings Inc	67,100	914
Aoyama Trading Co Ltd	60,700	1,506		Water - 0.30%
GameStop Corp	21,063	836		Aguas Andinas SA	5,083,328	3,136
				American Water Works Co Inc (d)	189,000	8,605
Kohl's Corp	81,416	4,461
Roundy's Inc	69,890	473		Cia de Saneamento Basico do Estado de Sao	788,969	7,480
Shimachu Co Ltd	27,100	595		Paulo ADR
Wal-Mart Stores Inc	115,475	9,205		Suez Environnement Co	347,252	6,823
Wendy's Co/The	94,198	783				$26,044
		$18,773		TOTAL COMMON STOCKS		$2,731,939
				INVESTMENT COMPANIES - 2.52%	Shares Held	Value(000	's)
Savings & Loans - 0.03%
New York Community Bancorp Inc	55,475	855		Publicly Traded Investment Fund - 2.52%
Oritani Financial Corp	56,335	835		Goldman Sachs Financial Square Funds -	117,102,570	117,103
Provident Financial Services Inc	47,057	818		Money Market Fund
		$2,508		Morgan Stanley Institutional Liquidity Funds	102,436,271	102,437
				- Government Portfolio
Semiconductors - 0.28%						$219,540
Elan Microelectronics Corp	2,164,000	4,008		TOTAL INVESTMENT COMPANIES		$219,540
Holtek Semiconductor Inc	743,000	1,338		PREFERRED STOCKS - 3.53%	Shares Held	Value(000	's)
Intel Corp	469,225	12,523
Intersil Corp	140,432	1,733		Banks - 1.17%
King Yuan Electronics Co Ltd	5,920,000	4,521		AgriBank FCB	33,000	3,438
		$24,123		Bank of America Corp 6.63%; Series I	18,246	468
				Bank of New York Mellon Corp/The	80,600	1,893
Shipbuilding - 0.01%				Barclays Bank PLC 8.13%	172,081	4,459
Yangzijiang Shipbuilding Holdings Ltd	673,000	592		Citigroup Inc 6.88%; Series K	163,700	4,392
				Citigroup Inc 7.13%; Series J	223,000	6,054
Software - 0.28%				COBANK ACB 11.00%; Series D	8,400	441
Microsoft Corp	594,642	24,024		Deutsche Bank Contingent Capital Trust II	366,970	9,651
				Fifth Third Bancorp	179,385	4,765
				FirstMerit Corp	3,250	78

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Investment Companies - 0.04%
GMAC Capital Trust I	207,000	$5,690		Australand Assets Trust	39,156	$3,601
HSBC Holdings PLC 8.00%	13,300	359
HSBC USA Inc 2.86%	214,384	10,400
HSBC USA Inc 4.50%	86,343	2,170		Media- 0.04%
Itau Unibanco Holding SA	281,300	4,626		Comcast Corp	127,284	3,161
JP Morgan Chase & Co	34,800	790
Lloyds Banking Group PLC	64,850	1,744		REITS- 0.37%
Morgan Stanley	22,500	614		Digital Realty Trust Inc - Series E	40,632	1,020
PNC Financial Services Group Inc/The	546,822	14,688		Digital Realty Trust Inc - Series F	22,386	545
Royal Bank of Scotland Group PLC 5.75%;	217,774	4,843		Equity Residential	20,702	1,265
Series L				Kimco Realty Corp 5.50%	127,014	2,807
State Street Corp 5.25%; Series C	294,000	6,924		National Retail Properties Inc	80,925	2,029
State Street Corp 5.90%; Series D	65,000	1,687		Prologis Inc - Series Q	92,034	5,551
TCF Financial Corp	48,227	1,269		PS Business Parks Inc - Series R	131,663	3,372
US Bancorp/MN - Series G	366,691	10,157		Public Storage Inc 5.20%; Series W	108,500	2,387
		$101,600		Public Storage Inc 5.20%; Series X	154,998	3,404
				Public Storage Inc 6.38%; Series Y	22,057	561
Diversified Financial Services - 0.05%				Realty Income Corp - Series F	113,799	2,933
Affiliated Managers Group Inc 5.25%	85,485	2,205		Ventas Realty LP / Ventas Capital Corp	69,300	1,695
Affiliated Managers Group Inc 6.38%	42,255	1,049		Vornado Realty Trust - Series J	165,424	4,299
Ameriprise Financial Inc	13,801	354				$31,868
General Electric Capital Corp 4.70%	16,890	385
General Electric Capital Corp 4.88%	31,317	755		Savings & Loans - 0.02%
General Electric Capital Corp 4.88%	931	22		First Niagara Financial Group Inc	71,800	2,084
		$4,770

Electric - 0.28%				Telecommunications - 0.36%
Duke Energy Corp	34,841	825		Centaur Funding Corp 9.08% (e)	10,000	12,428
Entergy Arkansas Inc 4.90%	17,312	398		Qwest Corp 7.00%	92,565	2,420
Entergy Arkansas Inc 5.75%	77,527	1,989		Qwest Corp 7.00%	32,785	848
Entergy Louisiana LLC 4.70%	203,100	4,426		Qwest Corp 7.38%	169,676	4,532
Entergy Louisiana LLC 5.88%	11,790	296		Qwest Corp 7.50%	172,045	4,590
Entergy New Orleans Inc	56,900	1,300		Telephone & Data Systems Inc 6.88%	29,408	741
Integrys Energy Group Inc	81,123	2,049		Telephone & Data Systems Inc 7.00%	157,457	4,034
Interstate Power & Light Co	107,800	2,602		Verizon Communications Inc	68,279	1,712
NextEra Energy Capital Holdings Inc - Series	38,068	920				$31,305
H
				Transportation - 0.20%
NextEra Energy Capital Holdings Inc - Series	389,817	8,689		CEVA Group PLC (a),(c)	267	345
I				Seaspan Corp	664,000	16,706
PPL Capital Funding Inc	50,000	1,205
SCANA Corp	5,427	142				$17,051
		$24,841		TOTAL PREFERRED STOCKS		$307,398
					Principal
Hand & Machine Tools - 0.01%				BONDS- 54.23%	Amount (000's)	Value(000	's)
Stanley Black & Decker Inc	49,068	1,218
				Advertising - 0.34%
				MDC Partners Inc
Insurance - 0.99%				6.75%, 04/01/2020(e)	$20,800	$21,996
Aegon NV 6.38%	331,071	8,565		Sitel LLC / Sitel Finance Corp
Aflac Inc	317,367	7,687		11.00%, 08/01/2017(e)	6,995	7,502
Allstate Corp/The 6.63%; Series E	88,209	2,277				$29,498
Allstate Corp/The 6.75%; Series C	43,714	1,136
American Financial Group Inc/OH 5.75%	52,207	1,298		Aerospace & Defense - 0.24%
American Financial Group Inc/OH 6.38%	79,688	2,091		GenCorp Inc
American Financial Group Inc/OH 7.00%	34,705	899		7.13%, 03/15/2021	5,000	5,425
Arch Capital Group Ltd	84,970	2,183		TransDigm Inc
Aspen Insurance Holdings Ltd 5.95%	428,830	10,823		5.50%, 10/15/2020	9,030	9,120
Aspen Insurance Holdings Ltd 7.25%	162,252	4,303		7.50%, 07/15/2021	6,100	6,710
Axis Capital Holdings Ltd 6.88%	141,123	3,645				$21,255
Delphi Financial Group Inc 7.38%	291,374	7,157		Agriculture - 0.32%
Hartford Financial Services Group Inc/The	161,051	4,817		Vector Group Ltd
ING Groep NV 6.13%	146,000	3,672		7.75%, 02/15/2021(e)	6,860	7,340
PartnerRe Ltd 5.88%	9,762	230		7.75%, 02/15/2021	19,316	20,668
PartnerRe Ltd 7.25%	149,437	4,036				$28,008
Protective Life Corp 6.25%	146,279	3,629
Prudential PLC 6.75%	2,800	72		Airlines - 0.06%
Reinsurance Group of America Inc	40,000	1,084		Delta Air Lines 2011-1 Class B Pass Through
RenaissanceRe Holdings Ltd - Series E	59,100	1,288		Trust
Torchmark Corp	134,402	3,287		7.13%, 04/15/2016	5,000	5,125
WR Berkley Corp	267,236	6,026
XLIT Ltd	6,623	5,694
		$85,899

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Apparel - 0.04%					Banks (continued)
Boardriders SA					Goldman Sachs Group Inc/The
8.88%, 12/15/2017	EUR	2,230	$3,330		5.70%, 12/29/2049(g)		$2,000	$2,042
					HSBC Capital Funding LP/Jersey
					10.18%, 12/29/2049(e),(g)		4,000	5,840
Automobile Manufacturers - 0.22%					HSBC USA Capital Trust I
CNH Industrial Finance Europe SA					7.81%, 12/15/2026(e)		300	304
6.25%, 03/09/2018		900	1,419		HSBC USA Capital Trust II
Fiat Finance & Trade SA					8.38%, 05/15/2027(e)		1,980	2,005
6.75%, 10/14/2019		2,100	3,330		Itau Unibanco Holding SA/Cayman Island
Jaguar Land Rover Automotive PLC					5.65%, 03/19/2022(e)		1,100	1,119
5.63%, 02/01/2023(e)		$1,900	1,983
					6.20%, 12/21/2021(e)		500	531
Nissan Motor Acceptance Corp
2.35%, 03/04/2019(e)		6,400	6,416		JP Morgan Chase & Co
					6.13%, 12/29/2049(g)		5,500	5,500
Peugeot SA					6.75%, 01/29/2049(g)		13,700	14,522
6.50%, 01/18/2019	EUR	2,400	3,753
Renault SA					KeyCorp Capital III
					7.75%, 07/15/2029		795	941
3.63%, 09/19/2018		1,600	2,353		Morgan Stanley
			$19,254		5.45%, 12/29/2049(g)		1,250	1,261
Automobile Parts & Equipment - 0.28%					PNC Financial Services Group Inc/The
Gestamp Funding Luxembourg SA					6.75%, 07/29/2049(g)		1,500	1,654
5.88%, 05/31/2020		1,900	2,815		Provident Funding Associates LP / PFG
GKN Holdings PLC					Finance Corp
5.38%, 09/19/2022	GBP	400	741		6.75%, 06/15/2021(e)		6,610	6,759
Metalsa SA de CV					Royal Bank of Scotland Group PLC
4.90%, 04/24/2023(e)		$2,083	1,963		1.17%, 03/31/2017(g)		9,200	9,218
Rhino Bondco S.P.A					Russian Agricultural Bank OJSC Via RSHB
7.25%, 11/15/2020	EUR	900	1,342		Capital SA
Schaeffler Holding Finance BV					5.30%, 12/27/2017		1,242	1,177
6.88%, PIK 7.63%, 08/15/2018(f)		3,100	4,557		6.00%, 06/03/2021(g)		997	945
Stanadyne Corp					Societe Generale SA
10.00%, 08/15/2014		$6,110	6,126		0.98%, 12/29/2049(e),(g)		1,000	850
Stanadyne Holdings Inc					7.88%, 12/29/2049(e),(g)		2,000	2,091
12.00%, 02/15/2015(g)		6,645	6,662		8.25%, 09/29/2049(g)		5,000	5,431
			$24,206		Sophia Holding Finance LP / Sophia Holding
					Finance Inc
Banks- 1.55%					9.63%, PIK 9.63%, 12/01/2018(e),(f)		1,850	1,929
Abbey National Capital Trust I					Standard Chartered PLC
8.96%, 12/31/2049		2,300	2,921		7.01%, 07/29/2049(e)		4,100	4,469
Alfa Bank OJSC Via Alfa Bond Issuance					Wells Fargo & Co
PLC					7.98%, 12/31/2049(g)		12,000	13,620
7.50%, 09/26/2019(e)		4,265	4,116
								$134,500
Banco do Brasil SA/Cayman
5.38%, 01/15/2021(e)		200	203		Building Materials - 0.32%
5.38%, 01/15/2021		200	203		Ainsworth Lumber Co Ltd
6.25%, 12/29/2049(e),(g)		3,000	2,550		7.50%, 12/15/2017(e)		5,646	5,999
Bancolombia SA					Cemex Finance LLC
5.13%, 09/11/2022		3,696	3,664		9.38%, 10/12/2022(e)		2,347	2,705
Bank of America Corp					Cemex SAB de CV
5.20%, 12/29/2049(g)		8,500	7,990		7.25%, 01/15/2021(e)		861	925
Barclays Bank PLC					9.50%, 06/15/2018(e)		1,771	2,023
6.28%, 12/29/2049		1,850	1,873		HeidelbergCement Finance Luxembourg SA
Barclays PLC					7.50%, 04/03/2020	EUR	2,350	4,043
8.25%, 12/29/2049(g)		4,000	4,260		Kerneos Tech Group SAS
BBVA Bancomer SA/Texas					5.75%, 03/01/2021(e)		3,300	4,724
6.75%, 09/30/2022(e)		2,615	2,916		Lafarge SA
BPCE SA					4.75%, 09/30/2020		2,400	3,729
13.00%, 08/29/2049		1,581	1,780		Norbord Inc
Citigroup Inc					5.38%, 12/01/2020(e)		$2,500	2,537
6.30%, 12/29/2049(g)		6,500	6,476		Reliance Intermediate Holdings LP
Cooperatieve Centrale Raiffeisen-					9.50%, 12/15/2019(e)		1,100	1,188
Boerenleenbank BA/Netherlands								$27,873
11.00%, 12/29/2049(e),(g)		5,865	7,815
Credit Agricole SA					Chemicals - 0.61%
8.38%, 12/31/2049(e),(g)		1,900	2,204		Axalta Coating Systems US Holdings Inc /
					Axalta Coating Systems Dutch Holding B
Credit Suisse Group AG
7.50%, 12/11/2049 (e),(g)		1,000	1,086		5.75%, 02/01/2021	EUR	2,480	3,688
					Braskem America Finance Co
Development Bank of Kazakhstan JSC					7.13%, 07/22/2041(e)		$600	596
5.50%, 12/20/2015		200	208		Braskem Finance Ltd
First Hawaiian Capital I					5.75%, 04/15/2021		2,788	2,858
8.34%, 07/01/2027		2,000	2,027

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Chemicals (continued)					Commercial Services (continued)
Braskem Finance Ltd (continued)					Igloo Holdings Corp
7.38%, 10/29/2049(e)		$100	$101		8.25%, PIK 9.00%, 12/15/2017(e),(f)		$5,400	$5,539
EuroChem Mineral & Chemical Co OJSC via					Interactive Data Corp
EuroChem GI Ltd					5.88%, 04/15/2019(c),(e),(h)		4,600	4,640
5.13%, 12/12/2017(e)		1,550	1,492		Iron Mountain Inc
INEOS Group Holdings SA					5.75%, 08/15/2024		7,725	7,628
5.75%, 02/15/2019(e)	EUR	2,400	3,421		Jaguar Holding Co I
Nexeo Solutions LLC / Nexeo Solutions					9.38%, PIK 10.13%, 10/15/2017(e),(f)		10,500	10,973
Finance Corp					Jaguar Holding Co II / Jaguar Merger Sub
8.38%, 03/01/2018		$2,290	2,313		Inc
OCP SA					9.50%, 12/01/2019(e)		6,345	7,011
5.63%, 04/25/2024(e)		1,958	1,958		Laureate Education Inc
Orion Engineered Carbons Finance & Co					9.25%, 09/01/2019(e)		3,700	3,903
SCA					Live Nation Entertainment Inc
9.25%, PIK 10.00%, 08/01/2019(e),(f)		3,500	3,653		7.00%, 09/01/2020(e)		2,000	2,180
Sinochem Offshore Capital Co Ltd					Loxam SAS
3.25%, 04/29/2019(e)		5,603	5,580		7.38%, 01/24/2020	EUR	1,400	2,129
SPCM SA					Prospect Medical Holdings Inc
6.00%, 01/15/2022(e)		3,500	3,710		8.38%, 05/01/2019(e)		$5,550	6,036
TPC Group Inc					Truven Health Analytics Inc
8.75%, 12/15/2020(e)		21,650	23,869		10.63%, 06/01/2020		8,010	9,011
			$53,239		United Rentals North America Inc
					5.75%, 11/15/2024		4,900	5,084
Coal- 0.84%								$104,451
Adaro Indonesia PT
7.63%, 10/22/2019		3,840	4,042		Computers - 0.31%
Berau Capital Resources Pte Ltd					iGATE Corp
12.50%, 07/08/2015		500	519		4.75%, 04/15/2019(e)		3,500	3,539
Berau Coal Energy Tbk PT					NCR Corp
7.25%, 03/13/2017		700	689		6.38%, 12/15/2023(e)		6,900	7,383
CONSOL Energy Inc					Oberthur Technologies Holding SAS
5.88%, 04/15/2022(e)		4,900	5,046		9.25%, 04/30/2020	EUR	3,950	6,089
Foresight Energy LLC / Foresight Energy					Stratus Technologies Bermuda Ltd / Stratus
Corp					Technologies Inc
7.88%, 08/15/2021(e)		39,050	41,394		12.00%, 03/29/2015		$9,000	10,103
Indo Energy Finance BV								$27,114
7.00%, 05/07/2018		1,500	1,447
Indo Energy Finance II BV					Consumer Products - 0.56%
6.38%, 01/24/2023(e)		1,601	1,243		Central Garden and Pet Co
Natural Resource Partners LP					8.25%, 03/01/2018		20,100	20,753
9.13%, 10/01/2018(e)		3,002	3,122		Reynolds Group Issuer Inc / Reynolds Group
Peabody Energy Corp					Issuer LLC / Reynolds Group Issuer
6.00%, 11/15/2018		2,830	3,007		(Luxembourg) S.A.
					6.88%, 02/15/2021(g)		14,800	15,929
6.25%, 11/15/2021		3,865	3,923
SunCoke Energy Inc					9.88%, 08/15/2019		2,825	3,136
7.63%, 08/01/2019		5,200	5,564		Spectrum Brands Inc
SunCoke Energy Partners LP / SunCoke					6.38%, 11/15/2020		3,945	4,280
Energy Partners Finance Corp					6.63%, 11/15/2022		3,945	4,310
7.38%, 02/01/2020(e),(h)		3,000	3,180					$48,408
			$73,176		Distribution & Wholesale - 0.20%
Commercial Services - 1.20%					Li & Fung Ltd
AA Bond Co Ltd					6.00%, 11/25/2049		3,000	3,135
9.50%, 07/31/2019	GBP	2,150	4,084		VWR Funding Inc
ADT Corp/The					7.25%, 09/15/2017		13,705	14,697
4.13%, 04/15/2019		$2,800	2,793					$17,832
6.25%, 10/15/2021(e)		5,800	6,046		Diversified Financial Services - 1.41%
Alliance Data Systems Corp					Ally Financial Inc
6.38%, 04/01/2020(e)		4,000	4,260		8.00%, 11/01/2031		3,525	4,327
American Residential Services LLC / ARS					Charles Schwab Corp/The
Finance Inc					7.00%, 02/28/2049(g)		1,700	1,964
12.00%, 04/15/2015(e)		2,220	2,281		Citigroup Capital III
Avis Budget Finance PLC					7.63%, 12/01/2036		8,600	10,314
6.00%, 03/01/2021	EUR	2,600	3,810		Cogent Communications Finance Inc
Brand Energy & Infrastructure Services Inc					5.63%, 04/15/2021(e)		4,325	4,249
8.50%, 12/01/2021(e)		$7,625	8,083		Comcel Trust
Catalent Pharma Solutions Inc					6.88%, 02/06/2024(e)		3,771	3,945
7.88%, 10/15/2018		7,700	7,831		Credit Acceptance Corp
Cielo SA / Cielo USA Inc					6.13%, 02/15/2021(e)		14,400	14,976
3.75%, 11/16/2022		1,204	1,129

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Diversified Financial Services (continued)					Energy - Alternate Sources - 0.01%
General Electric Capital Corp					Inkia Energy Ltd
6.25%, 12/31/2049(g)		$2,600	$2,824		8.38%, 04/04/2021(e)		$525	$577
7.13%, 12/29/2049(g)		2,600	2,990
Icahn Enterprises LP / Icahn Enterprises
Finance Corp					Engineering & Construction - 0.32%
4.88%, 03/15/2019(e)		1,950	1,977		Alion Science & Technology Corp
					12.00%, PIK 2.00%, 11/01/2014(f)		5,851	5,851
5.88%, 02/01/2022(e)		4,700	4,771
6.00%, 08/01/2020(e)		14,450	15,245		Andrade Gutierrez International SA
					4.00%, 04/30/2018(e)		869	869
Jefferies Finance LLC / JFIN Co-Issuer Corp
7.38%, 04/01/2020(e)		3,300	3,457		Deutsche Raststaetten Gruppe IV GmbH
					6.75%, 12/30/2020	EUR	3,150	4,742
Jefferies LoanCore LLC / JLC Finance Corp
6.88%, 06/01/2020 (e)		6,125	6,171		Heathrow Finance PLC
MAF Global Securities Ltd					5.38%, 09/02/2019	GBP	2,000	3,552
7.13%, 10/29/2049(g)		2,700	2,902		Michael Baker Holdings LLC / Michael
					Baker Finance Corp
National Financial Partners Corp					8.88%, PIK 9.63%, 04/15/2019(e),(f)		$5,850	5,865
9.00%, 07/15/2021(e)		8,625	9,293
Nationstar Mortgage LLC / Nationstar Capital					Michael Baker International LLC / CDL
					Acquisition Co Inc
Corp					8.25%, 10/15/2018(e)		6,050	6,428
6.50%, 08/01/2018		600	605
					Odebrecht Finance Ltd
6.50%, 07/01/2021		9,000	8,584		5.13%, 06/26/2022(e)		516	526
6.50%, 06/01/2022		3,500	3,308
7.88%, 10/01/2020		11,800	12,066					$27,833
Nuveen Investments Inc					Entertainment - 0.56%
9.13%, 10/15/2017(e)		2,762	3,024		Choctaw Resort Development Enterprise
Oxford Finance LLC / Oxford Finance Co-					7.25%, 11/15/2019(e)		1,227	1,221
Issuer Inc					Cinemark USA Inc
7.25%, 01/15/2018(e)		4,085	4,340		4.88%, 06/01/2023		1,100	1,067
Schahin II Finance Co SPV Ltd					Diamond Resorts Corp
5.88%, 09/25/2023(e)		279	262		12.00%, 08/15/2018		9,650	10,506
SUAM Finance BV					Gala Group Finance PLC
4.88%, 04/17/2024(e)		1,521	1,521		8.88%, 09/01/2018	GBP	1,000	1,797
			$123,115		Gibson Brands Inc
					8.88%, 08/01/2018(e)		$1,800	1,910
Electric - 0.33%					Great Canadian Gaming Corp
AES Corp/VA					6.63%, 07/25/2022(e)	CAD	845	821
7.38%, 07/01/2021		9,864	11,294		Greektown Holdings LLC/Greektown
Centrais Eletricas Brasileiras SA
					Mothership Corp
5.75%, 10/27/2021		2,812	2,819		8.88%, 03/15/2019 (e)		$5,350	5,510
Comision Federal de Electricidad
4.88%, 01/15/2024(e)		891	914		Regal Entertainment Group
Dominion Resources Inc/VA					5.75%, 03/15/2022		6,800	7,004
7.50%, 06/30/2066		700	760		Vougeot Bidco PLC
					7.88%, 07/15/2020	GBP	2,300	4,233
EDP Finance BV					WMG Acquisition Corp
4.13%, 01/20/2021	EUR	1,600	2,354		5.63%, 04/15/2022(e)		$1,800	1,825
Electricite de France					6.00%, 01/15/2021(e)		2,286	2,395
5.25%, 01/29/2049(e),(g)		$690	704
					6.75%, 04/15/2022(e)		10,460	10,539
Listrindo Capital BV
6.95%, 02/21/2019(e)		3,450	3,657					$48,828
Majapahit Holding BV					Environmental Control - 0.14%
7.75%, 01/20/2020(e)		1,730	1,985		Darling International Inc
7.88%, 06/29/2037		1,375	1,525		5.38%, 01/15/2022(e)		3,550	3,648
Mexico Generadora de Energia S de rl					EnergySolutions Inc / EnergySolutions LLC
5.50%, 12/06/2032(e)		1,525	1,502		10.75%, 08/15/2018		8,200	8,589
Perusahaan Listrik Negara PT								$12,237
5.50%, 11/22/2021(e)		1,400	1,423
			$28,937		Food- 1.06%
					Albain Bidco Norway AS
Electrical Components & Equipment - 0.06%					6.75%, 11/01/2020	EUR	1,950	2,787
WESCO Distribution Inc					Bakkavor Finance 2 PLC
5.38%, 12/15/2021(e)		4,830	4,915		8.25%, 02/15/2018	GBP	1,700	3,057
					Bumble Bee Holdco SCA
					9.63%, PIK 10.38%, 03/15/2018(e),(f)		$14,220	14,931
Electronics - 0.11%
Techem Energy Metering Service GmbH &					Cencosud SA
					4.88%, 01/20/2023(e)		1,849	1,806
Co KG					5.50%, 01/20/2021(e)		1,000	1,040
7.88%, 10/01/2020	EUR	3,000	4,676
Trionista TopCo GmbH					Cosan Luxembourg SA
					5.00%, 03/14/2023(e)		3,671	3,487
6.88%, 04/30/2021		3,125	4,706
			$9,382		Diamond Foods Inc
					7.00%, 03/15/2019(e)		2,700	2,795

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Food (continued)					Healthcare - Services (continued)
ESAL GmbH					ResCare Inc
6.25%, 02/05/2023(e)		$4,263	$4,071		10.75%, 01/15/2019		$3,030	$3,348
Findus Bondco SA					Select Medical Corp
9.13%, 07/01/2018	EUR	1,800	2,722		6.38%, 06/01/2021		3,700	3,811
FPC Finance Ltd					6.38%, 06/01/2021(e)		2,750	2,832
6.00%, 06/28/2019		$1,850	1,970		Symbion Inc/DE
KeHE Distributors LLC / KeHE Finance					8.00%, 06/15/2016		5,455	5,701
Corp					Tenet Healthcare Corp
7.63%, 08/15/2021(e)		6,000	6,495		6.00%, 10/01/2020(e)		8,080	8,484
Minerva Luxembourg SA					8.13%, 04/01/2022		6,907	7,667
7.75%, 01/31/2023(e)		3,122	3,212		United Surgical Partners International Inc
Premier Foods Finance PLC					9.00%, 04/01/2020		5,440	6,072
6.50%, 03/15/2021(e)	GBP	2,800	4,846		WellCare Health Plans Inc
R&R PIK PLC					5.75%, 11/15/2020		1,050	1,121
9.25%, PIK 10.00%, 05/15/2018(f)	EUR	3,300	4,676					$91,607
TreeHouse Foods Inc
4.88%, 03/15/2022		$5,550	5,619		Holding Companies - Diversified - 1.72%
US Foods Inc					Alphabet Holding Co Inc
8.50%, 06/30/2019		26,705	28,775		7.75%, 11/01/2017		5,050	5,227
			$92,289		CeramTec Group GmbH
					8.25%, 08/15/2021	EUR	2,885	4,393
Forest Products & Paper - 0.02%					Dubai Holding Commercial Operations MTN
Smurfit Kappa Acquisitions					Ltd
4.13%, 01/30/2020	EUR	1,000	1,471		6.00%, 02/01/2017	GBP	3,000	5,296
					GCS Holdco Finance I SA
					6.50%, 11/15/2018	EUR	2,200	3,224
Gas- 0.23%					Harbinger Group Inc
LBC Tank Terminals Holding Netherlands					7.75%, 01/15/2022(e)		$4,655	4,678
BV
6.88%, 05/15/2023(e)		$9,450	10,017		7.75%, 01/15/2022		680	685
NGL Energy Partners LP / NGL Energy					7.88%, 07/15/2019		49,960	54,707
					Hutchison Whampoa International 10 Ltd
Finance Corp					6.00%, 12/29/2049(g)		1,500	1,586
6.88%, 10/15/2021(e)		9,200	9,568
					Hutchison Whampoa International 12 Ltd
			$19,585		6.00%, 05/29/2049(g)		500	539
Hand & Machine Tools - 0.29%					KOC Holding AS
Stanley Black & Decker Inc					3.50%, 04/24/2020(e)		3,450	3,226
5.75%, 12/15/2053		450	486		KraussMaffei Group GmbH
Victor Technologies Group Inc					8.75%, 12/15/2020	EUR	1,900	2,972
9.00%, 12/15/2017		23,261	24,876		Nielsen Co Luxembourg SARL/The
			$25,362		5.50%, 10/01/2021(e)		$7,700	8,027
					Opal Acquisition Inc
Healthcare - Products - 0.21%					8.88%, 12/15/2021(e)		34,045	35,236
ConvaTec Finance International SA					Sinochem Overseas Capital Co Ltd
8.25%, PIK 9.00%, 01/15/2019(e),(f)		4,350	4,448
					4.50%, 11/12/2020		2,116	2,210
Fresenius Finance BV					4.50%, 11/12/2020(e)		11,237	11,733
3.00%, 02/01/2021	EUR	1,000	1,413		6.30%, 11/12/2040		950	1,038
Mallinckrodt International Finance SA					Tenedora Nemak SA de CV
4.75%, 04/15/2023		$7,000	6,755		5.50%, 02/28/2023(e)		1,516	1,535
Physio-Control International Inc					Votorantim Cimentos SA
9.88%, 01/15/2019(e)		4,987	5,548		7.25%, 04/05/2041(e)		1,350	1,382
			$18,164		Wendel SA
Healthcare - Services - 1.05%					3.75%, 01/21/2021	EUR	1,200	1,731
21st Century Oncology Inc								$149,425
8.88%, 01/15/2017		4,950	5,123		Home Furnishings - 0.04%
CHS/Community Health Systems Inc					Whirlpool Corp
6.88%, 02/01/2022(e)		6,350	6,580
					2.40%, 03/01/2019		$3,400	3,401
DaVita HealthCare Partners Inc
5.75%, 08/15/2022		9,190	9,730
Financiere Medicis Lux SA					Insurance - 1.57%
7.00%, 05/15/2020(c),(e),(h)	EUR	4,000	5,841		ACE Capital Trust II
FMC Finance VII SA					9.70%, 04/01/2030		2,500	3,672
5.25%, 02/15/2021		500	785		AIG Life Holdings Inc
HCA Inc					7.57%, 12/01/2045(e)		2,900	3,654
4.75%, 05/01/2023		$3,000	2,947		8.50%, 07/01/2030		5,400	7,118
5.00%, 03/15/2024		6,800	6,749		American Equity Investment Life Holding
MedImpact Holdings Inc					Co
10.50%, 02/01/2018(e)		10,300	11,253		6.63%, 07/15/2021		15,425	16,524
Priory Group No 3 PLC					American International Group Inc
7.00%, 02/15/2018	GBP	2,000	3,563		8.18%, 05/15/2068		1,500	2,006

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Insurance (continued)					Iron & Steel (continued)
AXA SA					Ryerson Inc / Joseph T Ryerson & Son Inc
8.60%, 12/15/2030		$4,600	$5,957		9.00%, 10/15/2017		$5,820	$6,249
AXIS Specialty Finance PLC					Samarco Mineracao SA
2.65%, 04/01/2019		4,000	4,018		4.13%, 11/01/2022(e)		2,365	2,197
Fidelity & Guaranty Life Holdings Inc					Severstal OAO Via Steel Capital SA
6.38%, 04/01/2021(e)		8,125	8,653		5.90%, 10/17/2022(e)		500	449
Great-West Life & Annuity Insurance Capital					6.70%, 10/25/2017		323	328
LP					ThyssenKrupp AG
6.63%, 11/15/2034(e)		2,400	2,610		4.00%, 08/27/2018	EUR	1,600	2,331
Hockey Merger Sub 2 Inc								$29,602
7.88%, 10/01/2021(e)		8,175	8,727
Ironshore Holdings US Inc					Leisure Products & Services - 0.14%
8.50%, 05/15/2020(e)		7,170	8,365		Sabre GLBL Inc
					8.50%, 05/15/2019(e)		$8,120	8,952
Lancashire Holdings Ltd
5.70%, 10/01/2022(c),(e)		6,400	7,012		Travelport LLC
Liberty Mutual Group Inc					11.88%, 09/01/2016		665	678
7.80%, 03/07/2087(e)		7,561	8,601		Travelport LLC / Travelport Holdings Inc
					13.88%, PIK 2.50%, 03/01/2016(e),(f)		2,618	2,722
Lincoln National Corp					11.88%, 09/01/2016(e)		73	74
6.05%, 04/20/2067(g)		684	687
MetLife Capital Trust IV								$12,426
7.88%, 12/15/2067(e)		1,820	2,211		Lodging - 0.18%
MetLife Capital Trust X					Caesars Entertainment Operating Co Inc
9.25%, 04/08/2068(e)		9,800	13,181		11.25%, 06/01/2017		10,070	9,617
MetLife Inc					MCE Finance Ltd
6.40%, 12/15/2066(g)		1,500	1,628		5.00%, 02/15/2021(e)		3,597	3,588
Provident Financing Trust I					Seminole Hard Rock Entertainment Inc /
7.41%, 03/15/2038		3,500	3,903		Seminole Hard Rock International LLC
USI Inc/NY					5.88%, 05/15/2021(e)		1,000	997
7.75%, 01/15/2021(e)		11,850	12,235		Wynn Macau Ltd
Voya Financial Inc					5.25%, 10/15/2021(b),(e)		1,650	1,675
5.65%, 05/15/2053(g)		7,250	7,249
								$15,877
Wilton Re Finance LLC
5.88%, 03/30/2033(e),(g)		8,450	8,619		Machinery - Diversified - 0.13%
			$136,630		Cleaver-Brooks Inc
					8.75%, 12/15/2019(e)		2,780	3,079
Internet - 0.40%					SPL Logistics Escrow LLC / SPL Logistics
Ancestry.com Inc					Finance Corp
9.63%, PIK 10.38%, 10/15/2018(e),(f)		2,000	2,095		8.88%, 08/01/2020(e)		4,369	4,860
11.00%, 12/15/2020		16,240	19,082		Tempel Steel Co
IAC/InterActiveCorp					12.00%, 08/15/2016(e)		4,075	3,810
4.75%, 12/15/2022		6,300	6,190					$11,749
Zayo Group LLC / Zayo Capital Inc
10.13%, 07/01/2020		6,370	7,373		Media- 1.33%
			$34,740		Baker & Taylor Acquisitions Corp
					15.00%, 04/01/2017(e)		4,101	3,281
Investment Companies - 0.15%					CCO Holdings LLC / CCO Holdings Capital
Artsonig Pty Ltd					Corp
11.50%, PIK 12.00%, 04/01/2019(e),(f)		5,800	5,800		5.75%, 09/01/2023		6,000	6,052
Boparan Finance PLC					Clear Channel Worldwide Holdings Inc
9.75%, 04/30/2018	EUR	2,850	4,251		6.50%, 11/15/2022		4,300	4,601
Grupo Aval Ltd					6.50%, 11/15/2022		4,350	4,633
4.75%, 09/26/2022(e)		$2,881	2,816		7.63%, 03/15/2020		5,330	5,703
			$12,867		Columbus International Inc
					7.38%, 03/30/2021(e)		1,950	2,038
Iron & Steel - 0.34%
APERAM					DCP LLC/DCP Corp
					10.75%, 08/15/2015(e)		6,560	6,626
7.38%, 04/01/2016(e)		2,500	2,575
ArcelorMittal					DISH DBS Corp
6.75%, 02/25/2022		3,300	3,655		4.25%, 04/01/2018		7,275	7,602
CITIC Pacific Ltd					5.13%, 05/01/2020		2,350	2,468
6.38%, 04/10/2020		2,414	2,577		5.88%, 07/15/2022		2,150	2,319
6.63%, 04/15/2021		600	644		Expo Event Transco Inc
					9.00%, 06/15/2021(e)		4,000	4,060
6.80%, 01/17/2023		300	323
Gerdau Holdings Inc					Myriad International Holdings BV
					6.00%, 07/18/2020(e)		1,500	1,639
7.00%, 01/20/2020		500	563
Metalloinvest Finance Ltd					Nara Cable Funding Ltd
					8.88%, 12/01/2018(e)		3,000	3,240
5.63%, 04/17/2020(e)		2,200	1,964
6.50%, 07/21/2016(e)		550	547		Nielsen Finance LLC / Nielsen Finance Co
					5.00%, 04/15/2022(e)		600	601
Optima Specialty Steel
16.00%, 12/30/2016(b),(c)		5,200	5,200		Numericable Finance & Co SCA
					12.38%, 02/15/2019	EUR	650	1,134

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Media (continued)					Mining (continued)
Numericable Group SA					Vedanta Resources PLC
4.88%, 05/15/2019(e),(h)		$1,000	$1,010		6.00%, 01/31/2019(e)		$3,294	$3,282
5.38%, 05/15/2022(e),(h)	EUR	2,750	3,954		6.75%, 06/07/2016		1,930	2,019
6.00%, 05/15/2022(e),(h)		$6,210	6,358		7.13%, 05/31/2023(e)		236	235
6.25%, 05/15/2024(e),(h)		1,525	1,561		8.25%, 06/07/2021(e)		1,200	1,272
RCN Telecom Services LLC / RCN Capital								$102,714
Corp
8.50%, 08/15/2020(e)		870	922		Miscellaneous Manufacturing - 0.11%
Sirius XM Radio Inc					Bombardier Inc
5.25%, 08/15/2022(e)		610	659		6.13%, 05/15/2021	EUR	1,500	2,302
5.88%, 10/01/2020(e)		5,860	6,116		CBC Ammo LLC / CBC FinCo Inc
					7.25%, 11/15/2021(e)		$7,350	7,470
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH								$9,772
5.50%, 01/15/2023(e)		9,500	9,595		Mortgage Backed Securities - 12.38%
5.75%, 01/15/2023	EUR	3,750	5,625		Banc of America Commercial Mortgage Trust
Unitymedia KabelBW GmbH					2006-6
9.50%, 03/15/2021		900	1,441		5.48%, 10/10/2045		5,000	4,249
Univision Communications Inc					Banc of America Commercial Mortgage Trust
6.88%, 05/15/2019(e)		$7,550	8,069		2007-3
VTR Finance BV					5.72%, 06/10/2049(g)		10,000	10,293
6.88%, 01/15/2024(e)		13,750	14,328		Banc of America Merrill Lynch Commercial
			$115,635		Mortgage Inc
Metal Fabrication & Hardware - 0.13%					4.77%, 07/10/2043		14,250	14,294
Shale-Inland Holdings LLC / Shale-Inland					4.85%, 07/10/2043		2,500	2,303
					5.47%, 11/10/2042(g)		3,044	3,095
Finance Corp
8.75%, 11/15/2019(e)		10,920	11,248		BCAP LLC 2013-RR4 Trust
					4.07%, 02/13/2051(c),(e),(g)		40,814	4,171
					6.07%, 02/13/2051(c),(e),(g)		11,334	11,680
Mining - 1.18%					CD 2006-CD2 Mortgage Trust
Aleris International Inc					5.57%, 01/15/2046(g)		7,525	6,952
7.88%, 11/01/2020		3,275	3,300		CD 2006-CD3 Mortgage Trust
Barminco Finance Pty Ltd					5.69%, 10/15/2048(g)		5,000	4,831
9.00%, 06/01/2018(e)		4,400	4,048		CD 2007-CD4 Commercial Mortgage Trust
Century Aluminum Co					5.40%, 12/11/2049		40,420	31,367
7.50%, 06/01/2021(e)		18,180	18,725		CD 2007-CD5 Mortgage Trust
Cia Minera Ares SAC					0.31%, 11/15/2044(e),(g)		49,550	60
7.75%, 01/23/2021(e)		2,834	2,965		CFCRE Commercial Mortgage Trust 2011-
Cia Minera Milpo SAA					C1
4.63%, 03/28/2023(e)		1,775	1,697		5.41%, 04/15/2044(e),(g)		5,550	6,309
Corp Nacional del Cobre de Chile					Citigroup Commercial Mortgage Trust 2007-
3.00%, 07/17/2022(e)		11,035	10,457		C6
3.88%, 11/03/2021		3,232	3,269		5.89%, 12/10/2049(g)		36,680	35,351
4.25%, 07/17/2042(e)		3,805	3,344		Citigroup Commercial Mortgage Trust 2012-
4.50%, 08/13/2023(e)		3,368	3,527		GC8
5.63%, 09/21/2035(e)		2,185	2,357		5.00%, 09/10/2045(e),(g)		1,875	1,611
6.15%, 10/24/2036		5,862	6,705		Citigroup Commercial Mortgage Trust 2013-
7.50%, 01/15/2019		1,400	1,685		GC15
Eldorado Gold Corp					5.28%, 09/10/2046(e),(g)		8,000	7,562
6.13%, 12/15/2020(e)		6,250	6,266		COMM 2012-CCRE1 Mortgage Trust
Fresnillo PLC					5.55%, 05/15/2045(e),(g)		3,139	3,177
5.50%, 11/13/2023(e)		900	922		COMM 2012-CCRE5 Mortgage Trust
Gold Fields Orogen Holding BVI Ltd					4.48%, 12/10/2045(e),(g)		3,275	3,196
4.88%, 10/07/2020(e)		1,640	1,476		COMM 2013-CCRE11 Mortgage Trust
4.88%, 10/07/2020		968	871		1.04%, 10/10/2046(c),(e),(g)		40,266	2,350
Imperial Metals Corp					4.37%, 10/10/2046(e),(g)		5,108	4,084
7.00%, 03/15/2019(e)		3,000	3,060		COMM 2013-CCRE6 Mortgage Trust
Kazatomprom Natsionalnaya Atomnaya					1.69%, 03/10/2046(g)		89,207	6,543
Kompaniya AO					4.31%, 03/10/2046(e),(g)		11,400	10,338
6.25%, 05/20/2015		550	568		COMM 2013-CCRE7 Mortgage Trust
KGHM International Ltd					4.50%, 03/10/2046(e),(g)		2,500	2,251
7.75%, 06/15/2019(e)		7,700	8,277		COMM 2013-LC6 Mortgage Trust
Mirabela Nickel Ltd					4.43%, 01/10/2046(e),(g)		15,205	13,984
0.00%, 04/15/2018(a),(b),(e)		10,890	2,614		Comm 2014-CCRE14 Mortgage Trust
3.50%, PIK 3.50%, 12/31/2023(c),(e),(f)		2,226	2,226		3.50%, 02/10/2047(e)		7,998	5,751
Novelis Inc/GA					Comm 2014-UBS2 Mortgage Trust
8.75%, 12/15/2020		1,032	1,151		5.18%, 03/10/2047(e),(g)		7,500	7,036
Thompson Creek Metals Co Inc					Commercial Mortgage Trust 2007-GG9
12.50%, 05/01/2019		5,775	6,396		5.51%, 03/10/2039		42,500	36,558
					5.53%, 03/10/2039		9,000	4,390

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C1				Securities Trust 2005-LDP4
5.64%, 02/15/2039(g)	$10,045	$10,371		5.13%, 10/15/2042	$7,800	$7,304
5.64%, 02/15/2039(g)	3,790	3,847		JP Morgan Chase Commercial Mortgage
5.64%, 02/15/2039(g)	19,700	18,764		Securities Trust 2006-CIBC14
5.64%, 02/15/2039(e),(g)	10,536	9,549		5.67%, 12/12/2044(g)	2,500	2,456
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C4				Securities Trust 2006-CIBC16
5.54%, 09/15/2039(g)	29,489	28,693		5.62%, 05/12/2045	20,140	20,430
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C1				Securities Trust 2006-CIBC17
5.42%, 02/15/2040	15,000	15,099		5.49%, 12/12/2043	25,935	19,287
5.46%, 02/15/2040	33,500	17,038		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust				Securities Trust 2006-LDP6
Series 2007-C5				5.69%, 04/15/2043(g)	5,599	5,537
0.18%, 09/15/2040(e),(g)	343,044	2,366		JP Morgan Chase Commercial Mortgage
Credit Suisse First Boston Mortgage				Securities Trust 2006-LDP7
Securities Corp				6.03%, 04/15/2045(g)	9,000	9,279
5.10%, 08/15/2038	1,500	1,559		JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040	6,250	6,208		Securities Trust 2006-LDP8
5.23%, 12/15/2040(e),(g)	6,700	6,126		5.52%, 05/15/2045(g)	8,628	8,765
DBUBS 2011-LC1 Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.32%, 11/10/2046(e),(g)	136,884	2,313		Securities Trust 2006-LDP9
DBUBS 2011-LC2 Mortgage Trust				5.34%, 05/15/2047	1,000	1,010
1.60%, 07/10/2044(e),(g)	18,390	987		JP Morgan Chase Commercial Mortgage
FHLMC Multifamily Structured Pass				Securities Trust 2007-CIBC19
Through Certificates				5.89%, 02/12/2049(g)	20,000	17,084
0.86%, 03/25/2020(g)	119,306	4,305		JP Morgan Chase Commercial Mortgage
1.51%, 11/25/2019(g)	59,577	3,785		Securities Trust 2007-CIBC20
1.51%, 04/25/2041(g)	86,714	6,400		6.38%, 02/12/2051(e),(g)	5,755	5,635
1.65%, 08/25/2020(g)	30,229	2,134		JP Morgan Chase Commercial Mortgage
1.67%, 08/25/2040(g)	41,070	3,043		Securities Trust 2010-C1
1.72%, 06/25/2042(g)	13,000	946		3.77%, 06/15/2043(e)	5,000	4,265
1.76%, 04/25/2045(g)	48,322	3,503		JP Morgan Chase Commercial Mortgage
1.85%, 04/25/2017(g)	102,157	3,980		Securities Trust 2010-CNTR
1.86%, 08/25/2016(g)	30,838	802		2.24%, 08/05/2032(e),(g)	12,312	1,103
1.97%, 11/25/2039(g)	28,598	2,160		JP Morgan Chase Commercial Mortgage
2.07%, 09/25/2039(g)	32,000	2,487		Securities Trust 2011-C3
2.17%, 10/25/2025(g)	47,224	3,786		4.41%, 02/15/2046(e)	6,015	5,050
2.29%, 12/25/2039(g)	15,514	2,113		5.73%, 02/15/2046(e),(g)	4,331	4,434
2.37%, 01/25/2041(g)	15,805	2,060		JP Morgan Chase Commercial Mortgage
2.61%, 07/25/2039(g)	89,000	8,234		Securities Trust 2012-C6
2.66%, 11/25/2041(g)	25,000	3,924		2.97%, 05/15/2045(e)	7,500	5,434
2.66%, 12/25/2043(g)	18,309	2,661		JP Morgan Chase Commercial Mortgage
2.89%, 08/25/2039(g)	8,877	1,471		Securities Trust 2013-C16
2.89%, 01/25/2043(g)	8,000	1,262		3.74%, 12/15/2046(e)	10,000	7,356
3.33%, 02/25/2042(g)	21,495	4,015		JP Morgan Chase Commercial Mortgage
3.61%, 06/25/2041(g)	4,400	925		Securities Trust 2013-LC11
4.60%, 11/25/2044	1,800	456		1.13%, 04/15/2046(e),(g)	49,841	3,117
GE Capital Commercial Mortgage Corp				JPMBB Commercial Mortgage Securities
4.87%, 06/10/2048(g)	3,742	3,711		Trust 2013-C12
GE Commercial Mortgage Corp Series 2007-				4.22%, 07/15/2045(g)	6,826	6,149
C1 Trust				JPMBB Commercial Mortgage Securities
5.61%, 12/10/2049(g)	12,000	12,605		Trust 2013-C15
GS Mortgage Securities Corp II				5.25%, 11/15/2045(e),(g)	3,000	2,884
5.02%, 11/10/2045(e),(g)	10,000	9,667		JPMBB Commercial Mortgage Securities
5.02%, 11/10/2045(e),(g)	8,500	7,224		Trust 2014-C18
GS Mortgage Securities Trust 2006-GG6				4.97%, 02/15/2047(e),(g)	10,000	9,229
5.79%, 04/10/2038(g)	15,004	15,065		LB Commercial Mortgage Trust 2007-C3
GS Mortgage Securities Trust 2012-GC6				6.08%, 07/15/2044(g)	5,000	5,136
0.25%, 01/10/2045(e),(g)	226,539	2,791		6.08%, 07/15/2044(g)	12,738	12,451
JP Morgan Chase Commercial Mortgage				LB-UBS Commercial Mortgage Trust 2003-
Securities Trust 2005-CIBC12				C8
4.99%, 09/12/2037	200	207		0.50%, 09/15/2037(e),(g)	1,040	4
JP Morgan Chase Commercial Mortgage				LB-UBS Commercial Mortgage Trust 2004-
Securities Trust 2005-LDP1				C1
5.57%, 03/15/2046(e),(g)	11,300	11,189		5.00%, 01/15/2036	1,000	1,018

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2005-				MSBAM Commercial Mortgage Securities
C3				Trust 2012-CKSV
4.95%, 07/15/2040(g)	$5,000	$5,023		3.28%, 10/15/2022(e)		$5,000	$4,771
LB-UBS Commercial Mortgage Trust 2006-				RBSCF Trust 2009-RR1
C6				6.05%, 09/17/2039(e),(g)		95	95
5.47%, 09/15/2039(g)	8,500	8,516		UBS Commercial Mortgage Trust 2012-C1
5.50%, 09/15/2039(g)	7,300	6,997		0.45%, 05/10/2045(e),(g)		143,076	3,541
LB-UBS Commercial Mortgage Trust 2006-				UBS-Barclays Commercial Mortgage Trust
C7				2012-C2
5.41%, 11/15/2038	49,474	42,935		1.94%, 05/10/2063(e),(g)		33,945	2,953
LB-UBS Commercial Mortgage Trust 2007-				UBS-Barclays Commercial Mortgage Trust
C1				2012-C3
5.48%, 02/15/2040	10,000	10,396		5.00%, 08/10/2049(e),(g)		6,109	5,261
LB-UBS Commercial Mortgage Trust 2007-				UBS-Barclays Commercial Mortgage Trust
C6				2012-C4
6.34%, 07/15/2040(g)	10,000	10,328		4.65%, 12/10/2045(e),(g)		2,900	2,668
6.37%, 07/15/2040(g)	13,250	13,341		4.65%, 12/10/2045(e),(g)		2,500	2,026
6.37%, 07/15/2040(g)	8,841	8,134		UBS-Barclays Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2007-				2013-C5
C7				4.23%, 03/10/2046(e),(g)		4,000	3,552
6.46%, 09/15/2045(g)	10,500	11,042		UBS-Barclays Commercial Mortgage Trust
Merrill Lynch Mortgage Trust 2005-LC1				2013-C6
5.55%, 01/12/2044(g)	2,300	2,459		4.50%, 04/10/2046(e),(g)		5,500	4,957
Merrill Lynch Mortgage Trust 2006-C1				Wachovia Bank Commercial Mortgage Trust
5.86%, 05/12/2039(g)	15,000	12,356		Series 2006-C26
Merrill Lynch Mortgage Trust 2006-C2				6.21%, 06/15/2045(g)		12,927	13,083
5.80%, 08/12/2043(g)	20,000	20,264		Wachovia Bank Commercial Mortgage Trust
5.85%, 08/12/2043(g)	5,000	3,314		Series 2006-C29
ML-CFC Commercial Mortgage Trust 2006-				5.37%, 11/15/2048		39,144	38,103
3				Wachovia Bank Commercial Mortgage Trust
5.48%, 07/12/2046(g)	24,265	24,834		Series 2007-C30
5.52%, 07/12/2046(g)	15,500	13,806		5.41%, 12/15/2043(g)		12,715	12,895
5.55%, 07/12/2046(g)	2,500	1,941		5.46%, 12/15/2043(g)		6,778	6,442
ML-CFC Commercial Mortgage Trust 2007-				5.48%, 12/15/2043		5,500	4,969
5				Wachovia Bank Commercial Mortgage Trust
5.42%, 08/12/2048	345	367		Series 2007-C34
ML-CFC Commercial Mortgage Trust 2007-				6.24%, 05/15/2046(g)		8,718	6,458
9				Wachovia Commercial Mortgage Securities
0.60%, 09/12/2049(g)	16,692	100		Inc Commercial Mortgage Pass Through
6.19%, 09/12/2049(g)	20,000	19,405		Certificates Series 2003 C5
Morgan Stanley Bank of America Merrill				2.29%, 06/15/2035(e),(g)		545	27
Lynch Trust 2012-C5				Wells Fargo Commercial Mortgage Trust
4.84%, 08/15/2045(e),(g)	6,787	6,543		0.67%, 11/15/2043(e),(g)		13,678	431
Morgan Stanley Bank of America Merrill				WFRBS Commercial Mortgage Trust 2011-
Lynch Trust 2012-C6				C4
4.50%, 11/15/2045(e)	1,961	1,632		0.95%, 06/15/2044(e),(g)		120,307	3,426
Morgan Stanley Bank of America Merrill				WFRBS Commercial Mortgage Trust 2013-
Lynch Trust 2013-C10				C11
4.22%, 07/15/2046(e),(g)	15,609	13,784		4.32%, 03/15/2045(e),(g)		6,000	4,752
Morgan Stanley Bank of America Merrill							$1,076,886
Lynch Trust 2013-C11
0.90%, 08/15/2046(g)	168,526	5,546		Municipals - 0.01%
Morgan Stanley Bank of America Merrill				Bogota Distrito Capital
Lynch Trust 2013-C8				9.75%, 07/26/2028	COP	1,900,000	1,221
1.64%, 12/15/2048(g)	67,802	4,643
4.31%, 12/15/2048(e),(g)	9,175	8,269		Office & Business Equipment - 0.12%
Morgan Stanley Bank of America Merrill				CDW LLC / CDW Finance Corp
Lynch Trust 2013-C9				8.00%, 12/15/2018(g)		$8,412	9,032
4.30%, 05/15/2046(e),(g)	4,150	3,490		8.50%, 04/01/2019		1,512	1,654
Morgan Stanley Bank of America Merrill							$10,686
Lynch Trust 2014-C14
5.00%, 02/15/2047(e),(g)	7,331	6,282		Oil & Gas - 4.65%
Morgan Stanley Capital I Trust 2006-HQ10				Antero Resources Corp
5.39%, 11/12/2041(g)	16,450	16,951		5.13%, 12/01/2022(e),(h)		7,600	7,666
Morgan Stanley Capital I Trust 2007-HQ13				Athlon Holdings LP / Athlon Finance Corp
				6.00%, 05/01/2022(e),(h)		4,500	4,551
5.93%, 12/15/2044	14,275	13,945
Morgan Stanley Capital I Trust 2011-C3				Atlas Energy Holdings Operating Co LLC /
1.41%, 07/15/2049(e),(g)	41,112	1,799		Atlas Resource Finance Corp
				7.75%, 01/15/2021		5,600	5,712
				9.25%, 08/15/2021(e)		12,665	13,678

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Bill Barrett Corp				Pacific Drilling SA
7.00%, 10/15/2022	$15,200	$15,960		5.38%, 06/01/2020(e)	$3,400	$3,306
BreitBurn Energy Partners LP / BreitBurn				Pacific Rubiales Energy Corp
Finance Corp				5.13%, 03/28/2023(e)	3,591	3,470
7.88%, 04/15/2022	22,131	23,957		Parsley Energy LLC / Parsley Finance Corp
8.63%, 10/15/2020	1,510	1,646		7.50%, 02/15/2022(e)	9,200	9,614
Carrizo Oil & Gas Inc				Pertamina Persero PT
7.50%, 09/15/2020	1,975	2,163		4.30%, 05/20/2023(e)	5,503	5,001
Chesapeake Energy Corp				5.25%, 05/23/2021	1,000	1,004
4.88%, 04/15/2022	6,400	6,408		6.50%, 05/27/2041	320	304
Denbury Resources Inc				Petrobras International Finance Co
5.50%, 05/01/2022	8,300	8,393		6.88%, 01/20/2040	200	207
Diamondback Energy Inc				Petroleos de Venezuela SA
7.63%, 10/01/2021(e)	5,600	6,062		5.00%, 10/28/2015	10,712	9,627
Drill Rigs Holdings Inc				5.25%, 04/12/2017	29,516	23,760
6.50%, 10/01/2017(e)	2,600	2,685		5.38%, 04/12/2027	2,326	1,355
Endeavor Energy Resources LP / EER				8.50%, 11/02/2017	30,874	27,786
Finance Inc				Petroleos Mexicanos
7.00%, 08/15/2021(e)	19,150	20,203		6.50%, 06/02/2041	700	777
Gazprom OAO Via Gaz Capital SA				Precision Drilling Corp
9.25%, 04/23/2019	1,263	1,449		6.50%, 12/15/2021	2,400	2,598
GeoPark Latin America Ltd Agencia en				6.63%, 11/15/2020	2,500	2,688
Chile				Puma International Financing SA
7.50%, 02/11/2020(e)	2,000	2,100		6.75%, 02/01/2021(e)	2,581	2,646
IronGate Energy Services LLC				Rice Energy Inc
11.00%, 07/01/2018(e)	2,000	2,030		6.25%, 05/01/2022(e)	3,900	3,905
Jones Energy Holdings LLC / Jones Energy				Rosetta Resources Inc
Finance Corp				5.88%, 06/01/2022	4,200	4,284
6.75%, 04/01/2022(e)	5,350	5,551		SandRidge Energy Inc
KazMunayGas National Co JSC				7.50%, 03/15/2021	7,700	8,181
4.40%, 04/30/2023(e)	5,030	4,747		8.13%, 10/15/2022	9,500	10,284
5.75%, 04/30/2043(e)	2,841	2,571		Seven Generations Energy Ltd
6.38%, 04/09/2021	5,457	5,926		8.25%, 05/15/2020(e)	11,500	12,564
6.38%, 04/09/2021(e)	3,053	3,316		Sinopec Capital 2013 Ltd
7.00%, 05/05/2020	9,449	10,618		3.13%, 04/24/2023(e)	2,639	2,444
7.00%, 05/05/2020(e)	2,110	2,371		Sinopec Group Overseas Development 2012
9.13%, 07/02/2018(e)	2,395	2,862		Ltd
Kodiak Oil & Gas Corp				4.88%, 05/17/2042(e)	1,053	1,041
8.13%, 12/01/2019	3,758	4,171		Sinopec Group Overseas Development 2013
Legacy Reserves LP / Legacy Reserves				Ltd
Finance Corp				4.38%, 10/17/2023	3,293	3,351
6.63%, 12/01/2021	6,591	6,558		Sinopec Group Overseas Development 2014
8.00%, 12/01/2020	6,750	7,155		Ltd
Lonestar Resources America Inc				4.38%, 04/10/2024(e)	1,895	1,913
8.75%, 04/15/2019(e)	2,850	2,864		SM Energy Co
MEG Energy Corp				5.00%, 01/15/2024(e)	4,400	4,312
7.00%, 03/31/2024(e)	3,000	3,180		State Oil Co of the Azerbaijan Republic
Memorial Production Partners LP / Memorial				4.75%, 03/13/2023	4,540	4,378
Production Finance Corp				5.45%, 02/09/2017	2,161	2,285
7.63%, 05/01/2021	16,707	17,605		Summit Midstream Holdings LLC / Summit
Memorial Resource Development LLC /				Midstream Finance Corp
Memorial Resource Finance Corp				7.50%, 07/01/2021	2,000	2,150
10.00%, PIK 10.75%, 12/15/2018(e),(f)	1,825	1,875		Tullow Oil PLC
Midstates Petroleum Co Inc / Midstates				6.00%, 11/01/2020(e)	3,250	3,315
Petroleum Co LLC				Unit Corp
10.75%, 10/01/2020	5,500	5,933		6.63%, 05/15/2021	6,525	6,917
Milagro Oil & Gas Inc				YPF SA
0.00%, 05/15/2016(a),(b)	5,765	4,266		8.75%, 04/04/2024(e)	1,500	1,509
Northern Blizzard Resources Inc				Zhaikmunai LLP
7.25%, 02/01/2022(e)	4,400	4,521		7.13%, 11/13/2019(e)	4,250	4,346
Northern Oil and Gas Inc						$404,445
8.00%, 06/01/2020	5,967	6,340
Nostrum Oil & Gas Finance BV				Oil & Gas Services - 0.36%
6.38%, 02/14/2019(e)	1,318	1,318		EDC Finance Ltd
				4.88%, 04/17/2020(e)	1,549	1,371
Oasis Petroleum Inc
6.88%, 03/15/2022(e)	3,100	3,364		Exterran Holdings Inc
Odebrecht Drilling Norbe VIII/IX Ltd				7.25%, 12/01/2018	10,710	11,339
6.35%, 06/30/2021	1,283	1,348		FTS International Inc
				6.25%, 05/01/2022(e)	3,900	3,949

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Oil & Gas Services (continued)					Real Estate - 0.36%
SESI LLC					China Overseas Finance Cayman V Ltd
7.13%, 12/15/2021		$10,818	$12,170		3.95%, 11/15/2022		$1,800	$1,601
Trinidad Drilling Ltd					Country Garden Holdings Co Ltd
7.88%, 01/15/2019(e)		2,670	2,850		11.25%, 04/22/2017		700	739
			$31,679		11.13%, 02/23/2018		2,080	2,252
					Emaar Sukuk Ltd
Packaging & Containers - 0.17%					6.40%, 07/18/2019		4,150	4,653
Ardagh Packaging Finance PLC					Kaisa Group Holdings Ltd
9.25%, 10/15/2020	EUR	2,200	3,384		8.88%, 03/19/2018(e)		3,100	3,003
OI European Group BV					Kennedy-Wilson Inc
4.88%, 03/31/2021		2,755	4,107		5.88%, 04/01/2024		2,765	2,762
Pretium Packaging LLC / Pretium Finance					8.75%, 04/01/2019		12,900	14,093
Inc					Longfor Properties Co Ltd
11.50%, 04/01/2016		$3,350	3,581		6.88%, 10/18/2019		2,100	2,150
SGD Group SAS								$31,253
5.63%, 04/15/2019(e)	EUR	2,700	3,783
			$14,855		Regional Authority - 0.12%
					Brazil Loan Trust 1
Pharmaceuticals - 0.45%					5.48%, 07/24/2023(c),(e)		10,266	10,420
Almirall SA
4.63%, 04/01/2021(e)		2,500	3,534
Capsugel SA					REITS- 0.29%
7.00%, PIK 7.75%, 05/15/2019(e),(f)		$4,875	5,021		ARC Properties Operating Partnership
Catamaran Corp					LP/Clark Acquisition LLC
4.75%, 03/15/2021		2,305	2,322		3.00%, 02/06/2019(e)		7,500	7,516
Grifols Worldwide Operations Ltd					Crown Castle International Corp
5.25%, 04/01/2022(e)		2,400	2,436		5.25%, 01/15/2023		3,080	3,165
Hypermarcas SA					EPR Properties
6.50%, 04/20/2021(e)		750	809		5.75%, 08/15/2022		4,830	5,200
JLL/Delta Dutch Newco BV					MPT Operating Partnership LP / MPT
7.50%, 02/01/2022(e)		12,000	12,300		Finance Corp
Pinnacle Merger Sub Inc					5.50%, 05/01/2024		6,800	6,936
9.50%, 10/01/2023(e)		6,900	7,625		5.75%, 10/01/2020	EUR	1,500	2,226
Valeant Pharmaceuticals International								$25,043
6.38%, 10/15/2020(e)		4,400	4,730
					Retail - 1.56%
			$38,777		AmeriGas Finance LLC/AmeriGas Finance
Pipelines - 1.10%					Corp
Access Midstream Partners LP / ACMP					6.75%, 05/20/2020		$1,000	1,087
Finance Corp					7.00%, 05/20/2022		19,835	21,818
4.88%, 03/15/2024		4,100	4,079		Checkers Drive-In Restaurants Inc
Atlas Pipeline Partners LP / Atlas Pipeline					11.00%, 12/01/2017(e)		4,900	5,464
Finance Corp					Claire's Stores Inc
4.75%, 11/15/2021		4,275	4,061		9.00%, 03/15/2019(e)		17,230	17,919
5.88%, 08/01/2023		5,350	5,283		GRD Holdings III Corp
6.63%, 10/01/2020		7,475	7,924		10.75%, 06/01/2019(e)		17,975	20,087
Crestwood Midstream Partners LP /					Guitar Center Inc
Crestwood Midstream Finance Corp					6.50%, 04/15/2019(e)		14,000	13,440
6.13%, 03/01/2022(e)		1,247	1,303		Hillman Group Inc/The
7.75%, 04/01/2019		17,055	18,462		10.88%, 06/01/2018		13,070	13,871
Eagle Rock Energy Partners LP / Eagle Rock					L Brands Inc
Energy Finance Corp					5.63%, 10/15/2023		3,000	3,128
8.38%, 06/01/2019		11,551	12,475		Landry's Inc
Gibson Energy Inc					9.38%, 05/01/2020(e)		9,641	10,629
6.75%, 07/15/2021(e)		13,800	14,904		New Academy Finance Co LLC / New
Penn Virginia Resource Partners LP / Penn					Academy Finance Corp
Virginia Resource Finance Corp					8.00%, PIK 8.75%, 06/15/2018(e),(f)		3,600	3,690
8.38%, 06/01/2020		9,420	10,645		Petco Holdings Inc
Sabine Pass Liquefaction LLC					8.50%, PIK 9.25%, 10/15/2017(e),(f)		2,674	2,728
5.63%, 04/15/2023		3,200	3,232		QVC Inc
6.25%, 03/15/2022(e)		6,924	7,262		4.85%, 04/01/2024(e)		5,000	5,123
Williams Partners LP					Rite Aid Corp
4.30%, 03/04/2024		6,000	6,126		6.75%, 06/15/2021		11,060	12,028
			$95,756		Stonegate Pub Co Financing PLC
					5.75%, 04/15/2019(e)	GBP	2,700	4,638
Private Equity - 0.08%								$135,650
American Capital Ltd
6.50%, 09/15/2018(e)		6,425	6,827		Semiconductors - 0.03%
					STATS ChipPAC Ltd
					4.50%, 03/20/2018(e)		$2,163	2,190

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Semiconductors (continued)					Sovereign (continued)
STATS ChipPAC Ltd (continued)					Croatia Government International Bond
5.38%, 03/31/2016		$113	$115		(continued)
			$2,305		6.63%, 07/14/2020		$9,666	$10,536
					6.75%, 11/05/2019		8,359	9,164
Software - 1.59%					Dominican Republic International Bond
Activision Blizzard Inc					5.88%, 04/18/2024(e)		15,004	15,023
5.63%, 09/15/2021(e)		6,900	7,357
					7.45%, 04/30/2044(e)		2,266	2,292
Aspect Software Inc					7.50%, 05/06/2021		16,583	18,407
10.63%, 05/15/2017		13,326	14,076		El Salvador Government International Bond
Audatex North America Inc					5.88%, 01/30/2025		726	704
6.00%, 06/15/2021(e)		19,900	21,343
6.13%, 11/01/2023(e)		4,000	4,275		7.38%, 12/01/2019		3,500	3,894
					7.65%, 06/15/2035		5,700	5,921
Eagle Midco Inc					7.75%, 01/24/2023		2,540	2,832
9.00%, PIK 9.75%, 06/15/2018(e),(f)		8,500	8,893
					8.25%, 04/10/2032		1,231	1,366
Emdeon Inc					Export Credit Bank of Turkey
11.00%, 12/31/2019		5,500	6,352		5.38%, 11/04/2016(e)		250	263
Epicor Software Corp					Gabonese Republic
8.63%, 05/01/2019		7,075	7,712		6.38%, 12/12/2024(e)		610	650
First Data Corp					Honduras Government International Bond
6.75%, 11/01/2020(e)		10,010	10,685
8.75%, PIK 10.00%, 01/15/2022(e),(f)		15,000	16,350		7.50%, 03/15/2024		214	212
					Hungary Government International Bond
Infor Software Parent LLC / Infor Software					5.38%, 03/25/2024		2,346	2,431
Parent Inc					5.75%, 11/22/2023		3,634	3,870
7.13%, PIK 7.88%, 05/01/2021(e),(f)		6,400	6,432
					6.00%, 01/11/2019	EUR	3,738	5,851
Infor US Inc					6.38%, 03/29/2021		$6,686	7,438
10.00%, 04/01/2019	EUR	6,675	10,511		Indonesia Government International Bond
InterXion Holding NV					3.38%, 04/15/2023(e)		18,272	16,559
6.00%, 07/15/2020		1,900	2,815		3.75%, 04/25/2022		268	253
Nuance Communications Inc					4.88%, 05/05/2021		4,218	4,350
5.38%, 08/15/2020(e)		$14,082	14,188
					5.25%, 01/17/2042		2,766	2,531
Sophia LP / Sophia Finance Inc					5.25%, 01/17/2042(e)		2,000	1,830
9.75%, 01/15/2019(e)		2,892	3,217
					5.38%, 10/17/2023		1,864	1,946
Southern Graphics Inc					5.88%, 03/13/2020		3,000	3,285
8.38%, 10/15/2020(e)		3,500	3,710
					5.88%, 03/13/2020(e)		2,000	2,190
			$137,916		5.88%, 01/15/2024(e)		2,460	2,663
Sovereign - 8.29%					6.63%, 02/17/2037(e)		505	545
Argentina Boden Bonds					6.88%, 01/17/2018		7,176	8,163
7.00%, 10/03/2015		4,347	4,214		7.75%, 01/17/2038		2,794	3,384
Argentina Bonar Bonds					8.50%, 10/12/2035		7,510	9,697
7.00%, 04/17/2017		18,097	16,554		11.63%, 03/04/2019(e)		850	1,145
Argentine Republic Government International					11.63%, 03/04/2019		4,055	5,464
Bond					Indonesia Treasury Bond
2.50%, 12/31/2038(g)		555	235		7.00%, 05/15/2022	IDR	10,060,000	818
Banco Nacional de Desenvolvimento					7.88%, 04/15/2019		30,020,000	2,623
Economico e Social					8.38%, 03/15/2024		36,940,000	3,264
5.50%, 07/12/2020		1,080	1,154		9.00%, 03/15/2029		23,100,000	2,083
6.50%, 06/10/2019		435	487		Ivory Coast Government International Bond
Brazil Minas SPE via State of Minas Gerais					7.10%, 12/31/2032		$10,208	9,598
5.33%, 02/15/2028(g)		2,807	2,754		Mexican Bonos
Brazilian Government International Bond					6.25%, 06/16/2016(g)	MXN	16,573	1,323
2.63%, 01/05/2023		14,764	13,398		8.00%, 12/07/2023(g)		102,940	8,899
4.25%, 01/07/2025		19,470	19,324		9.50%, 12/18/2014(g)		9,620	762
5.88%, 01/15/2019		1,596	1,815		10.00%, 12/05/2024(g)		54,944	5,413
7.13%, 01/20/2037		8,200	10,045		Mexico Government International Bond
8.25%, 01/20/2034		4,587	6,192		4.00%, 10/02/2023		$20,016	20,516
Colombia Government International Bond					4.75%, 03/08/2044		4,280	4,130
4.38%, 07/12/2021		5,078	5,373		5.55%, 01/21/2045		7,683	8,317
7.38%, 09/18/2037		6,334	8,282		5.95%, 03/19/2019		2,214	2,571
7.75%, 04/14/2021	COP	4,788,000	2,786		6.05%, 01/11/2040		4,440	5,124
8.13%, 05/21/2024		$2,392	3,157		Morocco Government International Bond
9.85%, 06/28/2027	COP	1,738,000	1,171		4.25%, 12/11/2022(e)		5,739	5,517
11.75%, 02/25/2020		$4,493	6,498		Nigeria Government International Bond
10.38%, 01/28/2033		2,625	4,033		6.38%, 07/12/2023(e)		1,940	2,032
Costa Rica Government International Bond					6.38%, 07/12/2023		5,903	6,183
4.25%, 01/26/2023		6,895	6,326		Panama Government International Bond
4.38%, 04/30/2025(e)		2,083	1,843		8.13%, 04/28/2034		9,109	11,763
Croatia Government International Bond					8.88%, 09/30/2027		4,776	6,710
5.50%, 04/04/2023		4,694	4,741		9.38%, 04/01/2029		4,131	5,959
6.00%, 01/26/2024(e)		9,575	9,970

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Sovereign (continued)				Telecommunications (continued)
Peruvian Government International Bond				Altice SA
5.63%, 11/18/2050	$4,070	$4,431		7.25%, 05/15/2022(e),(h)	EUR	2,700	$3,900
6.55%, 03/14/2037	1,109	1,367		7.75%, 05/15/2022(e),(h)		$4,650	4,848
Poland Government International Bond				Avaya Inc
4.00%, 01/22/2024	4,483	4,521		7.00%, 04/01/2019(e)		1,900	1,891
5.00%, 03/23/2022	1,726	1,879		B Communications Ltd
Republic of Azerbaijan International Bond				7.38%, 02/15/2021(e)		1,872	1,980
4.75%, 03/18/2024(e)	11,089	11,174		Bharti Airtel International Netherlands BV
Republic of Costa Rica				5.13%, 03/11/2023(e)		5,128	5,015
7.00%, 04/04/2044(e)	1,572	1,564		Cisco Systems Inc
Republic of Ghana				2.90%, 03/04/2021		5,250	5,287
7.88%, 08/07/2023	1,466	1,356		Colombia Telecomunicaciones SA ESP
8.50%, 10/04/2017	2,534	2,582		5.38%, 09/27/2022(e)		600	594
Republic of Iraq				Digicel Group Ltd
5.80%, 01/15/2028	12,698	11,333		7.13%, 04/01/2022(e)		6,700	6,734
Republic of Serbia				8.25%, 09/30/2020(e)		1,700	1,810
4.88%, 02/25/2020	2,247	2,227		Frontier Communications Corp
5.88%, 12/03/2018(e)	6,469	6,789		7.13%, 01/15/2023		700	723
5.88%, 12/03/2018	1,014	1,065		Indosat Palapa Co BV
7.25%, 09/28/2021	10,589	11,767		7.38%, 07/29/2020		2,875	3,105
Republic of Trinidad & Tobago				Intelsat Jackson Holdings SA
4.38%, 01/16/2024(e)	7,511	8,011		5.50%, 08/01/2023(e)		7,150	6,998
Romanian Government International Bond				Level 3 Financing Inc
4.88%, 01/22/2024(e)	2,886	3,030		6.13%, 01/15/2021(e)		3,700	3,885
6.75%, 02/07/2022	2,374	2,810		7.00%, 06/01/2020		1,400	1,512
Russian Foreign Bond - Eurobond				Matterhorn Mobile Holdings SA
4.88%, 09/16/2023(e)	17,200	16,319		8.25%, 02/15/2020	EUR	2,579	3,928
7.50%, 03/31/2030(g)	28,464	31,738		Millicom International Cellular SA
12.75%, 06/24/2028	2,400	3,840		6.63%, 10/15/2021(e)		$2,148	2,239
Slovakia Government International Bond				Mobile Challenger Intermediate Group SA
4.38%, 05/21/2022(e)	5,301	5,590		8.75%, PIK 9.50%, 03/15/2019(f)	EUR	2,700	3,858
Slovenia Government International Bond				Mobile Telesystems OJSC via MTS
5.25%, 02/18/2024(e)	7,175	7,444		International Funding Ltd
5.85%, 05/10/2023	4,209	4,577		5.00%, 05/30/2023(e)		$4,000	3,560
South Africa Government International				Nokia Siemens Networks Finance BV
Bond				7.13%, 04/15/2020	EUR	1,000	1,592
4.67%, 01/17/2024	12,476	12,651		SBA Telecommunications Inc
5.50%, 03/09/2020	5,991	6,515		5.75%, 07/15/2020		$7,760	8,148
5.88%, 09/16/2025	25,981	28,514		Sprint Corp
Sri Lanka Government International Bond				7.13%, 06/15/2024(e)		4,785	5,024
5.13%, 04/11/2019(e)	894	898		7.25%, 09/15/2021(e)		7,600	8,284
Turkey Government International Bond				Sunrise Communications Holdings SA
3.25%, 03/23/2023	7,258	6,543		8.50%, 12/31/2018	EUR	2,861	4,277
5.13%, 03/25/2022	4,448	4,621		TBG Global Pte Ltd
5.63%, 03/30/2021	8,425	9,057		4.63%, 04/03/2018(e)		$3,043	2,994
5.75%, 03/22/2024	13,283	14,213		Telecom Italia SpA
6.25%, 09/26/2022	7,339	8,157		4.88%, 09/25/2020	EUR	2,800	4,188
6.88%, 03/17/2036	866	991		Telenet Finance V Luxembourg SCA
7.00%, 03/11/2019	4,004	4,575		6.25%, 08/15/2022		2,900	4,370
7.00%, 06/05/2020	3,924	4,518		tw telecom holdings inc
7.38%, 02/05/2025	8,068	9,573		5.38%, 10/01/2022		$630	639
7.50%, 11/07/2019	4,006	4,693		6.38%, 09/01/2023		2,560	2,726
8.00%, 02/14/2034	6,768	8,668		UPC Holding BV
Ukraine Government International Bond				6.38%, 09/15/2022	EUR	3,500	5,203
6.88%, 09/23/2015(e)	6,632	5,936		8.38%, 08/15/2020		2,090	3,177
7.80%, 11/28/2022(e)	11,890	9,973		UPCB Finance V Ltd
9.25%, 07/24/2017	1,787	1,608		7.25%, 11/15/2021(e)		$4,300	4,741
Venezuela Government International Bond				UPCB Finance VI Ltd
5.75%, 02/26/2016	19,860	18,023		6.88%, 01/15/2022(e)		1,100	1,199
6.00%, 12/09/2020	4,556	3,286		ViaSat Inc
7.00%, 12/01/2018	1,482	1,218		6.88%, 06/15/2020		5,400	5,785
8.25%, 10/13/2024	1,650	1,271		Vimpel Communications Via VIP Finance
9.00%, 05/07/2023	4,044	3,310		Ireland Ltd OJSC
12.75%, 08/23/2022	3,060	3,033		7.75%, 02/02/2021		500	501
11.95%, 08/05/2031	5,528	5,113		9.13%, 04/30/2018(e)		1,500	1,607
		$721,188		VimpelCom Holdings BV
				5.20%, 02/13/2019(e)		1,640	1,525
Telecommunications - 1.75%				7.50%, 03/01/2022		500	490
Alcatel-Lucent USA Inc
6.75%, 11/15/2020(e)	6,850	7,192

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)					Airlines - 0.01%
Virgin Media Finance PLC					Global Aviation Holdings Inc, PIK Term
7.00%, 04/15/2023	GBP	2,400	$4,336		Loan
Virgin Media Secured Finance PLC					0.00%, PIK 0.00%, 07/13/2017(a),(b),(c),(f),(g)	$4,879	$976
6.00%, 04/15/2021(e)		2,900	5,141		0.00%, PIK 0.00%, 02/13/2018(a),(b),(c),(f),(g)	1,595	16
Wind Acquisition Finance SA							$992
7.00%, 04/23/2021(e)	EUR	2,350	3,374
7.38%, 02/15/2018		2,400	3,513		Automobile Parts & Equipment - 0.00%
			$151,893		Cooper-Standard Automotive Inc, Term Loan
					B
Textiles - 0.06%					4.00%, 03/26/2021(g)	200	199
Empire Today LLC / Empire Today Finance
Corp
11.38%, 02/01/2017(e)		$5,230	5,361		Building Materials - 0.21%
					Air Distribution Technologies Inc, Term
					Loan
Transportation - 0.52%					9.25%, 05/01/2020(g)	5,799	5,871
BNSF Funding Trust I					CPG International Inc, Term Loan B
6.61%, 12/15/2055(g)		4,610	5,094		4.75%, 09/30/2020(g)	4,806	4,806
CEVA Group PLC					GYP Holdings III Corp, Term Loan B
7.00%, 03/01/2021(e)		3,400	3,498		4.75%, 03/26/2021(g)	3,800	3,724
9.00%, 09/01/2021(e)		2,605	2,683		Panolam Industries International Inc, Term
Far East Capital Ltd SA					Loan
8.00%, 05/02/2018(e)		4,100	2,890		7.25%, 08/22/2017(g)	3,873	3,853
8.75%, 05/02/2020(e)		943	670				$18,254
Marquette Transportation Co LLC /
Marquette Transportation Finance Corp					Chemicals - 0.01%
10.88%, 01/15/2017		9,715	10,286		Road Infrastructure Investment LLC, Term
PHI Inc					Loan
					7.75%, 09/21/2021(g)	900	894
5.25%, 03/15/2019(e)		6,000	6,090
Quality Distribution LLC/QD Capital Corp
9.88%, 11/01/2018		10,342	11,195		Closed End Funds - 0.20%
Transnet SOC Ltd					Associated Partners Inc, Delay-Draw Term
4.00%, 07/26/2022(e)		3,049	2,828		Loan
			$45,234		6.65%, 12/24/2015(b),(c),(g)	17,000	17,000

Trucking & Leasing - 0.03
Jurassic Holdings III Inc					Coal- 0.03%
6.88%, 02/15/2021(e)		2,900	3,002		Bowie Resource Holdings LLC, Term Loan
					B
TOTAL BONDS			$4,718,054		6.75%, 08/07/2020(g)	2,389	2,407
CREDIT LINKED STRUCTURED	Principal
NOTES- 0.25%	Amount (000's)		Value(000	's)	Commercial Services - 0.99%
Sovereign - 0.25%					Allied Security Holdings LLC, Term Loan B
Colombian Tes - Barclays					8.00%, 08/12/2021(g)	5,010	5,003
7.00%, 04/07/2022	COP 10,430,000		5,603		Catalent Pharma Solutions Inc, Term Loan
Republic of Iraq - Merrill Lynch					6.50%, 12/31/2017(g)	1,700	1,704
2.53%, 01/07/2028(b),(c),(g)	JPY	630,451	4,409		Ceridian Corp, Term Loan B
Titulos De Tesoreria B - Citigroup Inc					4.40%, 05/09/2017(g)	5,123	5,117
11.00%, 07/27/2020(e)	COP 12,000,000		7,711		CHG Buyer Corp, Term Loan
11.00%, 07/27/2020(e)		2,500,000	1,606		9.00%, 11/13/2020(g)	6,596	6,666
11.00%, 07/27/2020(e)		3,000,000	1,928		Envision Acquisition Co LLC, Term Loan
			$21,257		9.75%, 09/23/2021(g)	6,000	6,045
TOTAL CREDIT LINKED STRUCTURED NOTES			$21,257		Envision Acquisition Co LLC, Term Loan B
					5.75%, 09/23/2021(g)	1,915	1,930
SENIOR FLOATING RATE INTERESTS	Principal
- 7.98%	Amount (000's)		Value(000	's)	Envision Healthcare Corp, Term Loan B
					4.00%, 05/25/2018(g)	19,842	19,826
Advertising - 0.19%					Interactive Data Corp, Term Loan
Checkout Holding Corp, Term Loan					0.00%, 04/23/2021(g),(i)	5,000	4,983
7.75%, 04/01/2022(g)		$6,225	$6,147		Laureate Education Inc, Term Loan B
Van Wagner Communications LLC, Term					5.00%, 06/16/2018(g)	1,336	1,320
Loan B					Learning Care Group Inc, Term Loan B
5.03%, 08/03/2019(g)		9,829	9,936		5.75%, 05/08/2019(g)	1,241	1,241
			$16,083		Lineage Logistics LLC, Term Loan B
					4.50%, 03/31/2021(g)	6,290	6,188
Agriculture - 0.17%					Millennium Labs, Term Loan
Arysta Lifescience SPC LLC, Term Loan					0.00%, 04/15/2021(g),(i)	8,400	8,361
8.25%, 11/20/2020(g)		6,575	6,690
					Nord Anglia, Term Loan
North Atlantic Trading Co Inc, Term Loan					4.50%, 03/19/2021(g)	1,900	1,886
7.75%, 01/13/2020(g)		8,070	8,111
					Sedgwick Inc, Term Loan
			$14,801		6.75%, 02/11/2022(g)	3,200	3,162

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Commercial Services (continued)			Food (continued)
Sutherland Global Services Inc, Term Loan			Hostess Brands Inc, Term Loan B
7.25%, 03/06/2019(g)	$1,309	$1,315	(continued)
7.25%, 03/06/2019(g)	591	594	6.75%, 03/12/2020(g)	$2,550	$2,646
TransUnion LLC, Term Loan B			Milk Specialties Co, Term Loan B
4.00%, 03/19/2021(g)	1,900	1,890	7.50%, 11/07/2018(g)	14,639	14,602
Washington Inventory Service, Term Loan					$44,692
10.25%, 06/18/2019(g)	6,800	6,766
Wyle Services Corp, Term Loan B			Forest Products & Paper - 0.01%
5.00%, 03/26/2017(g)	1,876	1,874	Ranpak Corp, Term Loan
			8.50%, 04/20/2017(g)	1,225	1,249
		$85,871

Computers - 0.39%
Expert Global Solutions Inc, Term Loan B			Healthcare - Products - 0.31%
8.50%, 04/02/2018(g)	11,544	10,924	Biomet Inc, Term Loan B2
			3.66%, 07/25/2017(g)	14,491	14,498
Peak 10 Inc, Term Loan B
7.25%, 10/22/2018(g)	17,528	17,703	CareCore National LLC, Term Loan
			5.50%, 02/12/2021(g)	9,300	9,323
SRA International Inc, Term Loan B
6.50%, 07/20/2018(g)	410	410	Surgical Specialties Corp, Term Loan B
			7.25%, 08/15/2018(g)	2,888	2,873
Wall Street Systems Delaware Inc, Term
Loan B					$26,694
0.00%, 04/09/2021(g),(i)	4,800	4,800	Healthcare - Services - 0.85%
		$33,837	American Renal Holdings Inc, Delay-Draw
			Term Loan DD
Distribution & Wholesale - 0.02%			8.50%, 02/14/2020(g)	2,500	2,494
Performance Food Group Inc, Term Loan
6.25%, 11/07/2019(g)	1,737	1,754	Ardent Medical Services Inc, Term Loan
			11.00%, 01/02/2019(g)	1,250	1,244
			Dialysis Newco Inc, Term Loan
Diversified Financial Services - 0.31%			0.00%, 10/21/2021(g),(i)	3,000	2,996
Connolly Holdings Inc, Term Loan B			HCA Inc, Term Loan B4
5.00%, 01/22/2021(g)	988	988	2.98%, 05/01/2018(g)	6,928	6,918
Intertrust Group BV, Term Loan			Heartland Dental Care LLC, Term Loan
0.00%, 04/02/2021(g),(i)	500	499	5.50%, 12/21/2018(g)	6,384	6,394
National Financial Partners Corp, Term Loan			9.75%, 06/20/2019(g)	9,050	9,186
B			National Mentor Holdings Inc, Term Loan B
5.25%, 06/19/2020(g)	4,715	4,723	4.75%, 01/31/2021(g)	13,680	13,659
Nuveen Investments Inc, Term Loan			Sheridan Holdings Inc, Term Loan
6.50%, 02/28/2019(g)	6,500	6,547	8.25%, 12/13/2021(g)	7,900	8,018
Nuveen Investments Inc, Term Loan B			8.25%, 12/13/2021(g)	3,910	3,969
4.15%, 05/13/2017(g)	1,000	999	Steward Health Care System LLC, Term
RCS Capital Corp, Term Loan			Loan
0.00%, 03/29/2019(g),(i)	2,100	2,118	6.75%, 04/10/2020(g)	4,044	3,994
0.00%, 03/31/2021(g),(i)	2,500	2,556	Surgery Center Holdings Inc, Term Loan
Sears Roebuck Acceptance Corp, Term Loan			9.75%, 04/10/2020(g)	5,825	5,781
B			US Renal Care Inc, Term Loan
5.50%, 06/30/2018(g)	7,980	8,046	4.25%, 07/03/2019(g)	2,388	2,384
		$26,476	US Renal Care Inc, Term Loan B1
			8.50%, 01/03/2020(g)	4,900	4,931
Electric - 0.07%			8.50%, 01/03/2020(g)	1,530	1,540
Astoria Generating Co Acquisitions LLC,					$73,508
Term Loan
8.50%, 10/26/2017(g)	6,256	6,444	Holding Companies - Diversified - 0.13%
			Opal Acquisition Inc, Term Loan B
			5.00%, 11/20/2020(g)	8,050	8,050
Engineering & Construction - 0.01%			Shield Finance Co Sarl, Term Loan B
NANA Development Corp, Term Loan B			5.00%, 01/27/2021(g)	2,800	2,804
8.00%, 03/13/2018(g)	1,200	1,182
					$10,854

Entertainment - 0.11%			Insurance - 0.11%
Lions Gate Entertainment Corp, Term Loan			AmWins Group LLC, Term Loan B
			5.00%, 02/20/2020(g)	4,163	4,170
5.00%, 07/17/2020(g)	9,800	9,947
			Asurion LLC, Term Loan
			8.50%, 02/19/2021(g)	5,000	5,131
Food- 0.51%					$9,301
AdvancePierre Foods Inc, Term Loan
9.50%, 10/02/2017(g)	17,081	16,483	Internet - 0.30%
CTI Foods Holding Co LLC, Term Loan			Active Network Inc/The, Term Loan
8.25%, 06/14/2019(g)	3,920	3,920	5.50%, 11/06/2020(g)	998	998
Del Monte Foods Inc, Term Loan			Blue Coat Systems Inc, Term Loan
8.25%, 07/26/2021(g)	6,500	6,419	9.50%, 06/26/2020(g)	3,000	3,015
Hostess Brands Inc, Term Loan B			Blue Coat Systems Inc, Term Loan B
6.75%, 03/12/2020(g)	600	622	4.00%, 02/15/2018(g)	4,539	4,527

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Internet (continued)			Media- 0.11%
EIG Investors Corp, Term Loan B			CKX Inc, Term Loan B
5.00%, 11/09/2019(g)	$6,976	$6,984	9.00%, 06/21/2017(b),(g)	$1,503	$1,330
Ion Trading Technologies Sarl, Term Loan			Cumulus Media Holdings Inc, Term Loan B
B			4.25%, 12/18/2020(g)	2,642	2,641
8.25%, 05/21/2021(g)	1,000	1,003	IMG Worldwide, Term Loan
8.25%, 05/21/2021(g)	5,125	5,138	0.00%, 03/19/2021(g),(i)	2,100	2,092
Landslide Holdings Inc, Term Loan			0.00%, 03/21/2022(g),(i)	3,825	3,854
5.00%, 02/25/2020(g)	3,682	3,679			$9,917
SumTotal Systems Inc, Term Loan
6.26%, 11/13/2019(g)	1,104	1,097	Metal Fabrication & Hardware - 0.18%
		$26,441	Atkore International Inc, Term Loan
			7.75%, 09/27/2021(g)	4,550	4,550
Investment Companies - 0.03%			Doncasters Group Ltd, Term Loan
Assuredpartners Capital Inc, Term Loan B			9.50%, 10/28/2020(g)	441	442
4.50%, 03/31/2021(g)	2,900	2,890	SBP Holdings, Term Loan
			0.00%, 03/24/2022(g),(i)	8,000	7,955
			Wastequip LLC, Term Loan B
Iron & Steel - 0.03%			5.50%, 07/26/2019(g)	2,953	2,950
Signode Industrial Group US Inc, Term
Loan					$15,897
0.00%, 04/08/2021(g),(i)	2,750	2,731	Mining - 0.02%
			Constellium NV, Term Loan B
			6.00%, 03/06/2020(g)	1,587	1,611
Leisure Products & Services - 0.36%
Equinox Holdings Inc, Term Loan
9.75%, 05/16/2020(g)	12,500	12,641	Miscellaneous Manufacturing - 0.08%
Sabre GLBL Inc, Term Loan B			Arctic Glacier USA Inc, Term Loan B
4.25%, 02/15/2019(g)	5,298	5,284	5.00%, 05/10/2019(g)	1,576	1,568
Travelport LLC, PIK Term Loan 2			UTEX Industries Inc, Term Loan
8.38%, PIK 4.38%, 12/01/2016(f),(g)	989	995	4.50%, 04/10/2020(g)	1,707	1,707
Travelport LLC, Term Loan			8.75%, 04/10/2021(g)	3,400	3,409
6.25%, 06/21/2019(g)	7,710	7,870			$6,684
Travelport LLC, Term Loan 1
9.50%, 01/31/2016(g)	4,352	4,485	Oil & Gas - 0.08%
		$31,275	Fieldwood Energy LLC, Term Loan
			8.38%, 09/20/2020(g)	2,875	2,962
Leisure Time - 0.07%			Templar Energy LLC, Term Loan
Bauer Performance Sports Ltd, Term Loan			8.00%, 11/25/2020(g)	4,200	4,163
4.50%, 04/02/2021(g)	1,250	1,248			$7,125
Planet Fitness, Term Loan
0.00%, 03/26/2021(g),(i)	5,180	5,180	Oil & Gas Services - 0.13%
		$6,428	McJunkin Red Man Corp, Term Loan B
			4.75%, 11/08/2019(g)	8,960	8,995
Lodging - 0.36%			Panda Temple Power II LLC, Term Loan B
Caesars Entertainment Operating Co Inc,			7.25%, 04/03/2019(g)	850	868
Term Loan B4			Pinnacle Holdco Sarl, Term Loan
0.00%, 10/31/2016(g),(i)	3,670	3,628	10.50%, 07/24/2020(g)	1,500	1,515
CityCenter Holdings LLC, Term Loan B					$11,378
5.00%, 10/09/2020(g)	12,110	12,163
Hilton Worldwide Finance LLC, Term Loan			Packaging & Containers - 0.15%
B			Berlin Packaging LLC, Term Loan
3.50%, 09/23/2020(g)	4,327	4,308	4.75%, 03/28/2020(g)	1,910	1,913
			8.75%, 03/28/2020(g)	1,420	1,445
Intrawest Operations Group LLC, Term Loan
B			FPC Holdings Inc, Term Loan
5.50%, 11/26/2020(g)	7,481	7,575	9.25%, 05/15/2020(g)	9,400	9,227
La Quinta Intermediate Holdings, Term					$12,585
Loan			Pharmaceuticals - 0.06%
4.00%, 02/19/2021(g)	3,500	3,494
			BioScrip Inc, Delay-Draw Term Loan B-DD
		$31,168	7.25%, 07/22/2020(g)	138	139
Machinery - Construction & Mining - 0.01%			BioScrip Inc, Term Loan B
			7.25%, 06/05/2020(g)	230	232
Varel International Energy Funding Corp,
Term Loan			P2 LOWER ACQUISITION LLC, Term
9.25%, 07/14/2017(g)	1,219	1,224	Loan
			9.50%, 10/18/2021(g)	2,375	2,399
			PharMEDium Healthcare Corp, Term Loan
Machinery - Diversified - 0.05%			0.00%, 01/28/2022(g),(i)	2,560	2,573
CPM Holdings Inc, Term Loan					$5,343
10.25%, 02/16/2018(g)	2,500	2,531
Intelligrated Inc, Term Loan			Pipelines - 0.03%
10.50%, 01/19/2019(g)	1,400	1,421	Crestwood Holdings LLC, Term Loan B1
		$3,952	7.00%, 05/24/2019(g)	2,687	2,724

See accompanying notes

     Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Retail - 0.34%			Telecommunications (continued)
Grocery Outlet Inc, Term Loan			Telx Group Inc/The, Term Loan B
10.50%, 05/26/2019(g)	$7,063	$7,098	4.50%, 04/03/2020(g)	$3,000	$2,990
Grocery Outlet Inc, Term Loan B					$23,637
5.50%, 12/10/2018(g)	4,595	4,599
5.50%, 12/10/2018(g)	6,440	6,445	Transportation - 0.23%
HMK Intermediate Holdings LLC, Term			CEVA Group PLC, SYNTH LOC
			6.50%, 03/19/2021(g)	691	685
Loan B
5.00%, 03/22/2018(g)	4,165	4,175	CEVA Group PLC, Term Loan
			6.50%, 03/12/2021(g)	1,005	996
Neiman Marcus Group LTD LLC, Term			6.50%, 03/19/2021(g)	729	722
Loan			6.50%, 03/19/2021(g)	126	125
4.25%, 10/25/2020(g)	3,491	3,479
Rite Aid Corp, Term Loan 2			Commercial Barge Line Co, Term Loan B
			7.50%, 09/20/2019(g)	4,950	4,956
4.88%, 06/11/2021(g)	2,550	2,576
Steinway Musical Instruments Inc, Term			Commercial Barge Line Co, Term Loan C
			10.75%, 03/20/2020(g)	4,000	4,000
Loan
9.25%, 09/11/2020(g)	700	718	Sirva Worldwide Inc, Term Loan
			7.50%, 03/22/2019(g)	7,029	7,134
Targus Group International Inc, Term Loan
B			US Shipping Corp, Term Loan B
			9.00%, 04/11/2018(g)	1,489	1,520
12.00%, 05/24/2016(g)	1,331	1,107
		$30,197			$20,138

Semiconductors - 0.05%			Trucking & Leasing - 0.02%
Avago Technologies Cayman Ltd, Term Loan			AWAS Finance Luxembourg SA, Term
B			Loan
			3.50%, 06/10/2016(g)	1,368	1,366
0.00%, 04/16/2019(g),(i)	3,500	3,509
Entegris, Term Loan
0.00%, 03/25/2021(g),(i)	1,250	1,239	TOTAL SENIOR FLOATING RATE INTERESTS		$694,497
		$4,748	Total Investments	$8,692,685
			Other Assets in Excess of Liabilities, Net - 0.09%		$7,953
Software - 0.38%			TOTAL NET ASSETS - 100.00%		$8,700,638
Attachmate Corp, Term Loan
7.25%, 11/24/2017(g)	3,664	3,669
Deltek Inc, Term Loan			(a) Non-Income Producing Security
10.00%, 10/04/2019(g)	1,000	1,018	(b) Security is Illiquid
First Data Corp, Term Loan C1			(c)	Fair value of these investments is determined in good faith by the
4.16%, 03/23/2018(g)	3,660	3,653	Manager under procedures established and periodically reviewed by the
Flexera Software LLC, Term Loan			Board of Directors. At the end of the period, the fair value of these
6.41%, 04/02/2020(g)	2,500	2,499	securities totaled $107,765 or 1.24% of net assets.
9.12%, 04/02/2021(g)	1,000	1,000	(d)	Security or a portion of the security was pledged to cover margin
Hyland Software Inc, Term Loan B			requirements for options contracts. At the end of the period, the value of
4.75%, 02/18/2021(g)	1,386	1,386	these securities totaled $305,115 or 3.51% of net assets.
Misys Ltd, Term Loan			(e)	Security exempt from registration under Rule 144A of the Securities Act of
12.00%, 12/06/2019(g)	10,000	11,400	1933. These securities may be resold in transactions exempt from
P2 Upstream Acquisition Co, Term Loan			registration, normally to qualified institutional buyers. Unless otherwise
9.00%, 04/30/2021(g)	3,100	3,146	indicated, these securities are not considered illiquid. At the end of the
Renaissance Learning Inc, Term Loan			period, the value of these securities totaled $1,867,380 or 21.46% of net
4.50%, 04/02/2021(g)	3,600	3,589	assets.
STG-Fairway Acquisitions Inc, Term Loan			(f)	Payment in kind; the issuer has the option of paying additional securities
B			in lieu of cash.
6.25%, 02/13/2019(g)	1,238	1,239	(g)	Variable Rate. Rate shown is in effect at April 30, 2014.
		$32,599	(h) Security purchased on a when-issued basis.
			(i)	This Senior Floating Rate Note will settle after April 30, 2014, at which
Telecommunications - 0.27%			time the interest rate will be determined.
Alcatel-Lucent USA Inc, Term Loan C
4.50%, 01/29/2019(g)	3,456	3,456
Avaya Inc, Term Loan B3
4.73%, 10/26/2017(g)	4,851	4,679
Avaya Inc, Term Loan B6
6.50%, 03/31/2018(g)	2,809	2,793
GOGO LLC, Term Loan
11.25%, 06/21/2017(b),(g)	4,466	4,824
IPC Systems Inc, Term Loan B1 EXT
7.75%, 07/31/2017(g)	270	270
IPC Systems Inc, Term Loan C
7.75%, 07/31/2017(g)	1,207	1,205
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021(g)	417	420
Nextech Systems LLC, Term Loan
6.00%, 11/13/2018(b),(c),(g)	3,061	3,000

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United States	67.37%
United Kingdom	3 .24%
Canada	3 .18%
Luxembourg	1 .79%
France	1 .75%
Australia	1 .65%
Netherlands	1 .50%
Venezuela	1 .13%
Germany	1 .05%
Indonesia	0 .97%
Brazil	0 .96%
Turkey	0 .89%
Mexico	0 .81%
Japan	0 .80%
Italy	0 .72%
Cayman Islands	0 .71%
South Africa	0 .67%
Bermuda	0 .64%
Colombia	0 .62%
Russian Federation	0 .59%
Hong Kong	0 .52%
Chile	0 .43%
Kazakhstan	0 .43%
Ireland	0 .42%
Dominican Republic	0 .41%
Croatia	0 .39%
Virgin Islands, British	0 .37%
Spain	0 .34%
Switzerland	0 .33%
Taiwan, Province Of China	0 .32%
Panama	0 .29%
Sweden	0 .26%
Argentina	0 .26%
Serbia	0 .26%
Poland	0 .24%
Singapore	0 .24%
Hungary	0 .23%
Marshall Islands	0 .22%
Finland	0 .22%
Azerbaijan	0 .21%
China	0 .20%
Ukraine	0 .20%
Iraq	0 .18%
Jersey, Channel Islands	0 .18%
Norway	0 .17%
El Salvador	0 .17%
Peru	0 .17%
Slovenia	0 .14%
Cote d'Ivoire	0 .11%
Costa Rica	0 .11%
India	0 .10%
Trinidad And Tobago	0 .09%
Nigeria	0 .09%
Denmark	0 .09%
Morocco	0 .08%
Romania	0 .07%
Austria	0 .06%
New Zealand	0 .06%
Slovakia	0 .06%
Ghana	0 .05%
Israel	0 .03%
Curacao	0 .02%
Barbados	0 .02%
Gabon	0 .01%
Thailand	0 .01%
Sri Lanka	0 .01%
Honduras	0 .00%
Other Assets in Excess of Liabilities, Net	0 .09%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Global Diversified Income Fund April 30, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase									Net Unrealized
Contracts	Counterparty		Delivery Date		Contracts to Accept	In Exchange For		Fair Value	Appreciation/(Depreciation)
British Pound Sterling	JP Morgan Chase		05/30/2014		4,598,062		$7,714	$7,761	$47
Euro	Bank of New York Mellon		05/21/2014		2,275,000		3,124	3,156	32
Euro	JP Morgan Chase		05/30/2014		30,750,935	42,386		42,655	269
Total									$348

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty		Delivery Date		Contracts to Deliver	In Exchange For		Fair Value	Appreciation/(Depreciation)
British Pound Sterling	Bank of New York Mellon		05/07/2014		3,000,000		$4,893	$5,065	$(172)
British Pound Sterling	JP Morgan Chase		05/30/2014		28,694,200	47,687		48,431	(744)
Euro	Bank of New York Mellon		05/21/2014		2,275,000		3,119	3,156	(37)
Euro	Bank of New York Mellon		05/28/2014		6,200,000		8,523	8,600	(77)
Euro	Bank of New York Mellon		07/09/2014		4,475,000		6,130	6,207	(77)
Euro	Bank of New York Mellon		07/17/2014		1,325,000		1,833	1,838	(5)
Euro	JP Morgan Chase		05/06/2014	157,173,724		217,813		218,049	(236)
Euro	JP Morgan Chase		05/30/2014		9,807,116	13,551		13,603	(52)
Japanese Yen	JP Morgan Chase		05/30/2014	439,026,000			4,242	4,296	(54)
Total									$(1,454)

Amounts in thousands except contracts

Options

					Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price	Expiration Date	Contracts	Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call - DIA		$164.00	05/19/2014	6,600		$(1,232)		$(1,566)	$(334)
Call - DIA		$165.00	05/19/2014	11,224		(1,447)		(1,929)	(482)
Call - EEM		$42.00	05/19/2014	4,748		(327)		(138)	189
Call - EWG		$31.00	05/19/2014	11,891		(582)		(1,030)	(448)
Call - IYRUS		$69.00	05/19/2014	5,000		(315)		(500)	(185)
Call - SPY		$189.00	06/23/2014	4,000		(1,070)		(1,174)	(104)
Call - SPY		$188.00	06/23/2014	3,000		(871)		(1,056)	(185)
Call - SPY		$189.00	05/19/2014	6,500		(786)		(964)	(178)
Call - SPY		$188.00	05/19/2014	6,809		(1,015)		(1,381)	(366)
Call - SPY		$187.00	05/19/2014	4,000		(820)		(1,069)	(249)
Call - VWO		$41.00	05/19/2014	8,875		(790)		(512)	278
Call - XLE		$92.00	05/19/2014	3,000		(381)		(713)	(332)
Call - XLE		$94.00	05/19/2014	968		(69)		(102)	(33)
Call - XLU		$42.00	05/19/2014	12,000		(1,007)		(1,703)	(696)
Call - XLU		$43.00	05/19/2014	11,000		(538)		(630)	(92)
Total						$(11,250)		$(14,467)	$(3,217)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 98.59%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services - 0.86%				REITS (continued)
Brookdale Senior Living Inc (a)	516,134	$16,434		Japan Real Estate Investment Corp	3,098	$16,424
				Kenedix Office Investment Corp	2,995	14,961
				Kenedix Residential Investment Corp	3,673	8,062
Holding Companies - Diversified - 0.65%				Kilroy Realty Corp	394,700	23,512
Wharf Holdings Ltd	1,766,880	12,404		Klepierre	362,384	16,626
				Land Securities Group PLC	2,111,751	37,936
Home Builders - 0.65%				LaSalle Hotel Properties	172,700	5,713
Taylor Wimpey PLC	6,956,007	12,371		Medical Properties Trust Inc	198,955	2,686
				Mirvac Group	11,789,004	19,238
				Nomura Real Estate Master Fund Inc	18,464	19,301
Lodging - 0.34%				Northern Property Real Estate Investment	85,469	2,182
Accor SA	132,838	6,503		Trust
				Orix JREIT Inc	188	239
Real Estate - 23.89%				Pebblebrook Hotel Trust	663,441	22,849
Agile Property Holdings Ltd	14,592,000	11,871		Pennsylvania Real Estate Investment Trust	145,006	2,400
Atrium European Real Estate Ltd (b)	1,429,952	8,236		Prologis Inc	1,356,295	55,106
CapitaLand Ltd	4,733,000	12,113		Public Storage	157,986	27,728
China Overseas Land & Investment Ltd	3,718,000	9,153		Saul Centers Inc	216,132	9,918
Citycon OYJ	2,954,725	11,087		Simon Property Group Inc	685,737	118,770
Fabege AB	1,651,742	23,204		SL Green Realty Corp	401,182	42,008
Hongkong Land Holdings Ltd	3,964,753	27,787		Spring Real Estate Investment Trust	19,142,000	7,406
Hufvudstaden AB	867,345	12,716		Strategic Hotels & Resorts Inc (a)	909,415	9,813
Jones Lang LaSalle Inc	93,478	10,833		Sunstone Hotel Investors Inc	1,222,303	17,491
Kerry Properties Ltd	3,003,500	9,891		Taubman Centers Inc	230,242	16,771
KWG Property Holding Ltd	13,110,000	7,290		Unibail-Rodamco SE	86,168	23,286
LEG Immobilien AG	372,634	24,866		Ventas Inc	617,243	40,787
Mitsubishi Estate Co Ltd	2,788,077	63,263		Vornado Realty Trust	343,810	35,275
Mitsui Fudosan Co Ltd	1,941,793	57,480		Weingarten Realty Investors	555,300	17,325
Nomura Real Estate Holdings Inc	601,600	11,240		Wereldhave NV	286,331	24,078
Shimao Property Holdings Ltd	8,875,500	17,599		Westfield Group	1,698,020	17,327
Sino Land Co Ltd	9,914,000	14,866		Westfield Retail Trust	11,186,000	33,233
Sponda OYJ	2,774,929	14,309		Workspace Group PLC	2,021,019	19,586
ST Modwen Properties PLC	2,988,174	18,763				$1,357,520
Sumitomo Realty & Development Co Ltd	523,000	20,292
Sun Hung Kai Properties Ltd	3,439,687	43,402		Storage & Warehousing - 0.75%
Sun Hung Kai Properties Ltd - Warrants (a),(b)	283,890	191		Safestore Holdings PLC	3,654,348	14,213
Unite Group PLC / The	3,293,101	23,516
		$453,968		TOTAL COMMON STOCKS		$1,873,413
				INVESTMENT COMPANIES - 0.90%	Shares Held	Value(000	's)
REITS - 71.45%
AEON REIT Investment Corp	11,535	14,686		Publicly Traded Investment Fund - 0.90%
Apartment Investment & Management Co	711,453	21,934		Morgan Stanley Institutional Liquidity Funds -	17,021,230	17,021
Astro Japan Property Group (b)	2,066,723	7,303		Government Portfolio
AvalonBay Communities Inc	274,300	37,456
Boardwalk Real Estate Investment Trust	399,040	22,492		TOTAL INVESTMENT COMPANIES		$17,021
Boston Properties Inc	357,065	41,827		Total Investments		$1,890,434
Camden Property Trust	290,556	19,900		Other Assets in Excess of Liabilities, Net - 0.51%		$9,644
Canadian Real Estate Investment Trust	430,325	17,738		TOTAL NET ASSETS - 100.00%		$1,900,078
CapitaCommercial Trust	10,332,000	13,222
CBL & Associates Properties Inc	286,658	5,209
Corrections Corp of America	567,854	18,626		(a) Non-Income Producing Security
CubeSmart	1,062,049	19,754		(b) Security is Illiquid
DDR Corp	984,533	16,904
Duke Realty Corp	1,188,675	20,826
EPR Properties	317,767	17,036
Equity One Inc	510,223	11,495
Equity Residential	377,316	22,428
Essex Property Trust Inc	288,015	49,901
Extra Space Storage Inc	499,272	26,127
Federal Realty Investment Trust	168,032	19,750
Federation Centres Ltd	6,407,592	14,874
First Industrial Realty Trust Inc	1,140,084	20,943
General Growth Properties Inc	1,912,807	43,937
Goodman Group	4,887,618	22,703
Great Portland Estates PLC	1,879,842	19,932
HCP Inc	273,352	11,443
Health Care REIT Inc	290,236	18,311
Host Hotels & Resorts Inc	2,012,911	43,177
Hulic Reit Inc	5,806	8,104
Japan Hotel REIT Investment Corp	18,538	8,527
Japan Logistics Fund Inc	5,724	12,918

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United States	51.55%
Japan	13.45%
Hong Kong	7 .88%
United Kingdom	7 .71%
Australia	6 .02%
France	2 .45%
Canada	2 .23%
Sweden	1 .89%
Singapore	1 .34%
Finland	1 .33%
Germany	1 .31%
Netherlands	1 .27%
China	0 .63%
Jersey, Channel Islands	0 .43%
Other Assets in Excess of Liabilities, Net	0 .51%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 0.93%	Shares Held	Value(000	's)			Principal

Publicly Traded Investment Fund - 0.93%				BONDS (continued)		Amount (000's)	Value(000	's)
Goldman Sachs Financial Square Funds -	16,030,358	$16,030		Mortgage Backed Securities (continued)
Government Fund				Freddie Mac REMICS (continued)
				6.50%, 08/15/2027		$170	$191
TOTAL INVESTMENT COMPANIES		$16,030		Freddie Mac Strips
	Principal			3.00%, 10/15/2027(b)		28,513	3,970
BONDS- 29.18%	Amount (000's)	Value(000	's)	Ginnie Mae
				0.61%, 01/16/2054(b)		51,353	2,898
Diversified Financial Services - 0.53%				0.67%, 11/16/2053(b)		118,681	8,107
Barclays Capital Inc				0.70%, 08/16/2051(b)		103,248	6,574
2.30%, 08/16/2051(a)	$9,000	$9,107		0.74%, 05/16/2053(b)		68,217	4,823
				0.75%, 11/16/2045(b)		47,070	2,960
Home Equity Asset Backed Securities - 0.85%				0.75%, 10/16/2053(b)		63,635	3,843
ACE Securities Corp Mortgage Loan Trust				0.80%, 12/16/2053(b)		122,846	8,125
Series 2007-D1				0.85%, 04/16/2053(b)		39,151	1,731
6.34%, 02/25/2038(b),(c)	4,110	4,015		0.86%, 02/16/2053(b)		85,859	6,048
6.93%, 02/25/2038(c)	10,701	10,548		0.87%, 02/16/2053(b)		53,150	3,891
		$14,563		0.92%, 03/16/2052(b)		46,749	3,955
				0.93%, 02/16/2053(b)		99,285	8,324
Mortgage Backed Securities - 27.80%				0.94%, 10/16/2054(b)		64,082	3,722
Bear Stearns Commercial Mortgage Securities				0.95%, 11/16/2052(b)		68,124	5,484
Trust 2007-TOP28				0.96%, 02/16/2046(b)		69,230	5,020
6.15%, 09/11/2042(b)	9,700	10,657		0.98%, 03/16/2049(b)		53,805	3,372
BNPP Mortgage Securities LLC 2009-1 Trust				0.98%, 09/16/2053(b)		64,159	4,849
6.00%, 08/27/2037(a),(c)	6,757	7,066		0.98%, 06/16/2054(b)		34,389	2,318
CFCRE Commercial Mortgage Trust 2011-				1.01%, 04/16/2053(b)		38,215	2,987
C1				1.02%, 02/16/2053(b)		68,017	5,426
5.73%, 04/15/2044(b),(c)	3,000	3,363		1.06%, 06/16/2052(b)		56,291	4,134
Citigroup Mortgage Loan Trust 2009-4				1.23%, 10/16/2053(b)		23,478	1,727
0.51%, 05/25/2037(b),(c)	4,646	4,258		1.29%, 12/16/2053(b)		20,532	1,538
Citigroup Mortgage Loan Trust 2009-5				1.31%, 09/16/2053(b)		47,143	3,168
6.95%, 10/25/2036(c)	1,910	1,996		1.36%, 08/16/2053(b)		36,270	2,316
Citigroup Mortgage Loan Trust 2010-8				1.43%, 08/16/2052(b)		70,097	4,586
5.75%, 02/25/2036(c)	2,055	1,919		1.57%, 04/16/2053(b)		37,873	2,685
Citigroup Mortgage Loan Trust 2010-9				1.58%, 12/16/2042(b)		9,643	9,511
4.25%, 01/25/2036(c)	4,553	4,680		2.24%, 03/16/2046(a),(b)		8,730	8,641
Credit Suisse First Boston Mortgage Securities				2.60%, 09/16/2042(a),(b)		11,148	11,350
Corp				3.00%, 05/16/2037		14,000	14,102
6.00%, 12/25/2033	3,283	3,561		3.00%, 09/16/2039		3,023	3,113
Fannie Mae Interest Strip				3.50%, 07/16/2045		6,850	7,114
7.00%, 04/01/2024(b)	93	21		4.00%, 09/16/2026(b)		16,339	1,810
Fannie Mae REMICS				4.00%, 02/20/2034		7,007	7,281
0.75%, 04/25/2027(b)	21	21		4.00%, 04/20/2038(b)		15,996	2,226
2.00%, 12/25/2042	5,614	4,415		4.00%, 11/16/2038		1,842	1,939
2.50%, 02/25/2028(b)	32,462	3,467		4.50%, 01/20/2038(b)		7,376	815
2.50%, 11/25/2041	9,709	9,241		5.00%, 11/20/2039		7,500	8,086
3.50%, 01/25/2028(b)	30,513	4,664		GSR Mortgage Loan Trust 2004-7
3.50%, 02/25/2041(b)	16,892	3,047		2.30%, 06/25/2034(b)		4,596	4,608
3.50%, 11/25/2042(b)	36,954	7,825		JP Morgan Chase Commercial Mortgage
4.00%, 06/25/2039	10,000	10,482		Securities Trust 2006-LDP8
4.00%, 11/25/2043	6,534	6,543		5.48%, 05/15/2045		2,600	2,760
6.50%, 02/25/2047	373	403		JP Morgan Chase Commercial Mortgage
7.00%, 04/25/2032	2,299	2,640		Securities Trust 2006-LDP9
9.00%, 05/25/2020	24	28		5.37%, 05/15/2047		9,400	9,867
Freddie Mac REMICS				JP Morgan Chase Commercial Mortgage
1.05%, 02/15/2021(b)	14	14		Securities Trust 2013-C10
2.50%, 11/15/2032	8,962	8,816		3.37%, 12/15/2047(b)		7,800	7,677
2.50%, 10/15/2036(b)	6,741	6,797		JP Morgan Chase Commercial Mortgage
2.50%, 02/15/2039	8,615	8,677		Securities Trust 2013-C16
2.50%, 02/15/2043	4,687	4,555		5.11%, 12/15/2046(b)		8,000	8,714
3.00%, 08/15/2028	5,180	5,186		JP Morgan Chase Commercial Mortgage
3.00%, 02/15/2040	1,650	1,697		Securities Trust 2013-LC11
3.00%, 10/15/2042	3,565	3,575		3.22%, 04/15/2046(b)		7,700	7,465
3.00%, 03/15/2043	9,687	9,861		LB-UBS Commercial Mortgage Trust 2006-
3.50%, 04/15/2040	20,596	3,701		C6
3.50%, 10/15/2042(b)	12,167	2,794		5.45%, 09/15/2039		10,000	10,722
4.00%, 06/15/2028(b)	8,052	561		LF Rothschild Mortgage Trust III
4.00%, 01/15/2039(b)	11,913	1,729		9.95%, 09/01/2017		5	5
4.00%, 05/15/2039	4,825	5,005		Merrill Lynch Mortgage Investors Trust Series
4.00%, 11/15/2042(b)	20,391	4,153		2005	-A8
4.50%, 12/15/2026	4,216	4,639		5.25%, 08/25/2036(b)		4,118	4,278
4.50%, 05/15/2037(b)	6,910	7,386

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)				(continued)
Morgan Stanley Capital I Trust 2006-TOP21
5.46%, 10/12/2052(b),(c)	$2,700	$2,825		5.00%, 01/01/2040	$7,534	$8,260
Morgan Stanley Capital I Trust 2007-IQ15				5.50%, 04/01/2018	90	95
6.11%, 06/11/2049(b)	9,832	10,928		5.50%, 11/01/2018	1,444	1,547
				5.50%, 03/01/2029	1	2
Morgan Stanley Mortgage Loan Trust 2006-				5.50%, 05/01/2033	24	27
8AR
2.18%, 06/25/2036(b)	2,658	2,640		5.50%, 10/01/2033	36	40
				5.50%, 12/01/2033	837	929
Morgan Stanley Re-REMIC Trust 2010-R1
2.65%, 07/26/2035(b),(c)	9,700	9,127		5.50%, 12/01/2033	2,190	2,422
2.66%, 07/26/2035(b),(c)	8,700	8,644		5.50%, 10/01/2035	5,614	6,224
				5.50%, 07/01/2037	72	79
Sequoia Mortgage Trust 2013-12
4.00%, 12/25/2043 (b),(c)	7,181	7,342		5.50%, 12/01/2037	4,218	4,663
Springleaf Mortgage Loan Trust				5.50%, 04/01/2038	39	43
2.31%, 06/25/2058(b),(c)	5,600	5,457		5.50%, 05/01/2038	157	174
				5.50%, 05/01/2038	1,159	1,276
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (b),(c)	4,800	4,840		6.00%, 04/01/2017	164	171
Structured Asset Sec Corp Mort Pass Thr Certs				6.00%, 04/01/2017	183	192
Series 2004-3				6.00%, 05/01/2017	189	198

5.73%, 03/25/2034(b)	4,637	4,822		6.00%, 07/01/2017	11	11
				6.00%, 01/01/2021	85	90
		$476,924		6.00%, 06/01/2028	17	19
TOTAL BONDS		$500,594		6.00%, 05/01/2031	178	201
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 10/01/2031	7	8
AGENCY OBLIGATIONS - 69.47%	Amount (000's)	Value(000	's)	6.00%, 02/01/2032	26	29
Federal Home Loan Mortgage Corporation (FHLMC) -				6.00%, 09/01/2032	431	480
18.58%				6.00%, 11/01/2033	787	877
2.04%, 03/01/2036(b)	$253	$257
				6.00%, 11/01/2033	969	1,107
2.50%, 08/01/2027	2,942	2,962		6.00%, 05/01/2034	3,042	3,434
2.50%, 09/01/2027	9,288	9,353		6.00%, 05/01/2034	1,967	2,158
2.50%, 02/01/2028	9,163	9,228		6.00%, 09/01/2034	191	215
2.60%, 10/01/2032(b)	2	2
				6.00%, 01/01/2035	4,144	4,568
3.00%, 01/01/2027	8,432	8,702		6.00%, 02/01/2035	183	206
3.00%, 02/01/2027	3,883	4,005		6.00%, 10/01/2036(b)	145	162
3.00%, 02/01/2027	8,911	9,191		6.00%, 03/01/2037	222	247
3.00%, 10/01/2042	12,035	11,751		6.00%, 04/01/2037	1,177	1,324
3.00%, 10/01/2042	4,858	4,735		6.00%, 05/01/2037	349	396
3.00%, 10/01/2042	9,804	9,603		6.00%, 01/01/2038	812	913
3.00%, 05/01/2043	8,903	8,706		6.00%, 01/01/2038(b)	123	138
3.50%, 11/01/2026	6,093	6,412		6.00%, 03/01/2038	83	92
3.50%, 02/01/2032	9,274	9,619		6.00%, 04/01/2038	242	268
3.50%, 04/01/2032	7,815	8,118		6.00%, 07/01/2038	574	642
3.50%, 12/01/2041	4,772	4,855		6.00%, 10/01/2038	398	445
3.50%, 02/01/2042	3,401	3,454		6.00%, 09/01/2039	8,970	10,179
3.50%, 04/01/2042	13,458	13,667		6.50%, 11/01/2016	122	127
3.50%, 04/01/2042	1,403	1,424		6.50%, 06/01/2017	29	30
3.50%, 07/01/2042	14,515	14,744		6.50%, 12/01/2021	444	499
3.50%, 09/01/2042	10,474	10,637		6.50%, 04/01/2022	402	453
4.00%, 08/01/2026	5,736	6,099		6.50%, 05/01/2022	227	255
4.00%, 12/01/2040	9,407	9,867		6.50%, 08/01/2022	93	105
4.00%, 10/01/2041	6,930	7,263		6.50%, 05/01/2023	105	112
4.00%, 12/01/2041	8,258	8,694		6.50%, 07/01/2023	3	3
4.00%, 07/01/2042	5,577	5,873		6.50%, 01/01/2024	18	20
4.00%, 07/01/2043	6,964	7,331		6.50%, 07/01/2025	3	3
4.50%, 08/01/2033	925	996		6.50%, 07/01/2025	2	3
4.50%, 07/01/2039	3,114	3,358		6.50%, 09/01/2025	1	1
4.50%, 12/01/2040	7,976	8,572		6.50%, 09/01/2025	2	2
4.50%, 04/01/2041	8,868	9,640		6.50%, 10/01/2025	2	3
4.50%, 11/01/2043	8,771	9,535		6.50%, 10/01/2025	4	5
4.50%, 01/01/2044	9,507	10,321		6.50%, 04/01/2027	2	2
5.00%, 10/01/2025	169	184		6.50%, 03/01/2029	7	8
5.00%, 12/01/2032	131	144		6.50%, 03/01/2029	94	107
5.00%, 02/01/2033	1,436	1,576		6.50%, 04/01/2029	1,450	1,653
5.00%, 01/01/2034	1,272	1,397		6.50%, 04/01/2031	290	326
5.00%, 05/01/2034	260	286		6.50%, 06/01/2031	1	1
5.00%, 05/01/2035	305	334		6.50%, 10/01/2031	139	158
5.00%, 07/01/2035	8	9		6.50%, 01/01/2032	1,445	1,656
5.00%, 07/01/2035	140	154		6.50%, 02/01/2032	22	25
5.00%, 10/01/2035	25	28		6.50%, 04/01/2032	18	21
5.00%, 11/01/2035	1,120	1,237		6.50%, 08/01/2032	74	84
5.00%, 06/01/2039	6,232	6,862		6.50%, 08/01/2032	26	29

See accompanying notes

     Schedule of Investments Government & High Quality Bond Fund April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				Federal National Mortgage Association (FNMA) (continued)
6.50%, 04/01/2035	$18	$21		4.50%, 01/01/2020	$366	$389
6.50%, 02/01/2037	51	58		4.50%, 09/01/2025	5,235	5,612
				4.50%, 07/01/2039	6,954	7,517
6.50%, 09/01/2038	3,705	4,208		4.50%, 07/01/2039	3,295	3,561
7.00%, 07/01/2024	6	6
7.00%, 01/01/2028	689	771		4.50%, 09/01/2039	4,006	4,328
				4.50%, 01/01/2041	15,589	16,952
7.00%, 06/01/2029	229	261		4.50%, 03/01/2041	7,016	7,577
7.00%, 01/01/2031	3	4
7.00%, 04/01/2031	144	162		4.50%, 05/01/2041	9,425	10,133
				4.50%, 08/01/2041	5,792	6,317
7.00%, 10/01/2031	157	184		4.50%, 09/01/2043	6,607	7,180
7.00%, 04/01/2032	357	413
7.00%, 01/01/2037	801	913		4.50%, 09/01/2043	12,172	13,228
				4.50%, 09/01/2043	7,522	8,175
7.50%, 12/01/2030	4	4		4.50%, 10/01/2043	3,849	4,176
7.50%, 02/01/2031	46	52
7.50%, 02/01/2031	3	4		4.50%, 11/01/2043	10,627	11,552
8.00%, 08/01/2030	1	1		5.00%, 01/01/2018	62	66
				5.00%, 11/01/2018	356	378
8.00%, 12/01/2030	10	11		5.00%, 04/01/2019	88	94
8.50%, 04/01/2019	3	3
8.50%, 07/01/2029	148	167		5.00%, 01/01/2026	208	227
				5.00%, 05/01/2033	10,887	12,141
9.00%, 09/01/2016	1	1		5.00%, 04/01/2035	333	370
9.00%, 05/01/2021	1	1
9.00%, 09/01/2021	1	1		5.00%, 05/01/2035	226	249
				5.00%, 07/01/2035	77	85
9.00%, 01/01/2022	1	1		5.00%, 02/01/2038	3,716	4,135
9.00%, 08/01/2022	1	1		5.00%, 03/01/2038	3,080	3,434
		$318,675		5.00%, 05/01/2038	354	389
Federal National Mortgage Association (FNMA) - 33.50%				5.00%, 02/01/2040	14,904	16,504
2.00%, 10/01/2027	4,501	4,417		5.00%, 04/01/2040	1,702	1,875
2.00%, 10/01/2027	6,275	6,158		5.00%, 05/01/2040	7,492	8,244
2.00%, 02/01/2028	8,021	7,872		5.00%, 06/01/2040	2,847	3,128
2.00%, 08/01/2028	4,740	4,652		5.00%, 07/01/2040	6,898	7,681
2.26%, 12/01/2033(b)	178	190		5.00%, 07/01/2041	7,882	8,691
2.47%, 03/01/2028(b)	16	16		5.00%, 07/01/2041	16,655	18,650
2.50%, 05/01/2027	9,043	9,128		5.50%, 09/01/2017	6	7
2.50%, 06/01/2027	10,700	10,802		5.50%, 09/01/2017	61	65
2.50%, 06/01/2027	14,489	14,627		5.50%, 12/01/2017	480	513
2.50%, 10/01/2027	4,649	4,693		5.50%, 03/01/2018	71	76
2.50%, 05/01/2028	5,454	5,494		5.50%, 06/01/2019	15	16
2.63%, 11/01/2033(b)	11	11		5.50%, 06/01/2019	17	18
3.00%, 12/01/2021	5,422	5,665		5.50%, 07/01/2019	49	53
3.00%, 04/01/2027	8,047	8,312		5.50%, 07/01/2019	80	85
3.00%, 06/01/2042	9,032	8,810		5.50%, 07/01/2019	16	17
3.00%, 10/01/2042	9,304	9,113		5.50%, 07/01/2019	4	5
3.00%, 12/01/2042	9,546	9,343		5.50%, 08/01/2019	17	18
3.00%, 02/01/2043	8,991	8,797		5.50%, 08/01/2019	89	94
3.00%, 02/01/2043	9,997	9,801		5.50%, 09/01/2019	102	109
3.00%, 04/01/2043	11,527	11,157		5.50%, 06/01/2026	175	195
3.50%, 12/01/2026	5,458	5,750		5.50%, 05/01/2033	201	222
3.50%, 02/01/2042	10,605	10,799		5.50%, 07/01/2033	1,477	1,653
3.50%, 03/01/2042	5,582	5,671		5.50%, 09/01/2033	889	996
3.50%, 06/01/2042	5,817	5,911		5.50%, 02/01/2034	4,992	5,437
3.50%, 07/01/2042	6,518	6,623		5.50%, 09/01/2034	770	857
3.50%, 07/01/2042	8,861	9,013		5.50%, 02/01/2035	3,618	4,036
3.50%, 09/01/2042	14,843	15,098		5.50%, 09/01/2035	534	594
3.50%, 11/01/2042	9,221	9,380		5.50%, 02/01/2037	20	23
4.00%, 05/01/2025	4,381	4,661		5.50%, 06/01/2037	429	474
4.00%, 01/01/2034	2,945	3,129		5.50%, 12/01/2037	2,219	2,449
4.00%, 08/01/2039	7,543	7,903		5.50%, 03/01/2038	828	922
4.00%, 09/01/2040	5,751	6,043		5.50%, 03/01/2038	604	673
4.00%, 01/01/2041	9,649	10,115		5.50%, 06/01/2040	4,917	5,491
4.00%, 01/01/2041	8,383	8,786		6.00%, 12/01/2016	217	225
4.00%, 04/01/2041	6,831	7,161		6.00%, 01/01/2017	5	5
4.00%, 04/01/2041	5,752	6,030		6.00%, 04/01/2017	31	32
4.00%, 11/01/2041	8,630	9,046		6.00%, 08/01/2017	446	466
4.00%, 12/01/2041	7,481	7,843		6.00%, 08/01/2018	271	285
4.00%, 04/01/2042	10,052	10,535		6.00%, 12/01/2022	33	37
4.00%, 03/01/2043	8,122	8,531		6.00%, 03/01/2029	102	115
4.00%, 08/01/2043	7,765	8,177		6.00%, 08/01/2031	614	685
4.00%, 08/01/2043	13,206	13,908		6.00%, 12/01/2031	5	5
4.50%, 12/01/2019	103	110		6.00%, 12/01/2031	2	3

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 01/01/2032	$593	$659		9.00%, 09/01/2030	$45	$53
6.00%, 11/01/2032	22	25				$574,730
6.00%, 04/01/2033	380	418		Government National Mortgage Association (GNMA) -
6.00%, 02/01/2034	457	515		9.97%
6.00%, 03/01/2034	650	728		3.00%, 04/15/2027	8,907	9,276
6.00%, 09/01/2034	1,873	2,058		3.00%, 11/15/2042	8,536	8,501
6.00%, 11/01/2037	435	487		3.00%, 11/15/2042	11,414	11,368
6.00%, 02/01/2038	296	332		3.00%, 12/15/2042	9,341	9,303
6.00%, 03/01/2038	149	167		3.50%, 05/20/2027	4,132	4,341
6.00%, 05/01/2038	4,400	4,924		3.50%, 11/15/2041	5,823	5,998
6.00%, 08/01/2038	1,701	1,906		3.50%, 12/20/2041	8,176	8,426
6.00%, 04/01/2039	1,621	1,831		3.50%, 07/15/2042	10,597	10,916
6.50%, 06/01/2016	4	4		3.50%, 08/20/2042	9,086	9,366
6.50%, 09/01/2024	471	530		3.50%, 06/20/2043	9,239	9,526
6.50%, 08/01/2028	75	85		4.00%, 08/15/2041	8,176	8,661
6.50%, 11/01/2028	99	111		4.00%, 02/20/2043	4,991	5,287
6.50%, 12/01/2028	47	52		4.50%, 09/20/2039	7,644	8,307
6.50%, 02/01/2029	36	41		4.50%, 10/15/2039	5,975	6,505
6.50%, 03/01/2029	57	64		4.50%, 09/20/2041	7,941	8,609
6.50%, 04/01/2029	84	94		4.50%, 12/20/2041	6,633	7,190
6.50%, 06/01/2031	206	228		5.00%, 02/15/2034	312	345
6.50%, 06/01/2031	76	86		5.00%, 07/15/2039	2,192	2,408
6.50%, 06/01/2031	145	163		5.00%, 10/15/2039	6,105	6,787
6.50%, 09/01/2031	6	7		5.00%, 06/20/2041	5,243	5,784
6.50%, 12/01/2031	6	7		5.00%, 08/20/2043	3,589	3,959
6.50%, 01/01/2032	36	41		5.50%, 07/20/2033	2,527	2,828
6.50%, 04/01/2032	24	27		5.50%, 02/20/2034	2,636	2,981
6.50%, 04/01/2032	456	512		5.50%, 03/20/2034	2,543	2,850
6.50%, 08/01/2032	184	207		5.50%, 05/20/2035	292	328
6.50%, 11/01/2032	240	265		5.50%, 01/15/2039	801	896
6.50%, 11/01/2032	90	96		5.50%, 01/15/2039	373	416
6.50%, 11/01/2032	496	549		6.00%, 10/15/2023	177	198
6.50%, 12/01/2032	578	651		6.00%, 11/15/2023	54	61
6.50%, 01/01/2033	440	498		6.00%, 11/15/2023	24	27
6.50%, 02/01/2033	492	553		6.00%, 12/15/2023	2	3
6.50%, 07/01/2034	841	962		6.00%, 12/15/2023	43	49
6.50%, 02/01/2036	3,066	3,438		6.00%, 12/15/2023	27	31
6.50%, 04/01/2036	14	16		6.00%, 01/15/2024	16	18
6.50%, 08/01/2036	136	156		6.00%, 01/20/2024	8	9
6.50%, 08/01/2036	248	283		6.00%, 02/15/2024	19	22
6.50%, 10/01/2036	101	114		6.00%, 02/15/2024	30	34
6.50%, 11/01/2036	100	113		6.00%, 02/15/2024	37	42
6.50%, 07/01/2037	60	68		6.00%, 03/15/2024	18	21
6.50%, 07/01/2037	47	53		6.00%, 04/20/2024	42	47
6.50%, 08/01/2037	114	129		6.00%, 05/20/2024	33	37
6.50%, 08/01/2037	1,225	1,381		6.00%, 05/20/2024	23	25
6.50%, 10/01/2037	5,249	5,932		6.00%, 10/20/2024	13	15
6.50%, 01/01/2038	22	24		6.00%, 09/20/2025	25	29
6.50%, 02/01/2038	45	51		6.00%, 04/20/2026	92	103
6.50%, 05/01/2038	20	23		6.00%, 10/20/2028	14	16
6.50%, 02/01/2039	1,691	1,901		6.00%, 02/20/2029	153	177
7.00%, 05/01/2022	26	29		6.00%, 05/20/2032(b)	465	525
7.00%, 08/01/2028	124	144		6.00%, 08/15/2032	94	105
7.00%, 12/01/2028	110	121		6.00%, 09/15/2032	205	230
7.00%, 04/01/2029	31	31		6.00%, 02/15/2033	30	34
7.00%, 07/01/2029	111	129		6.00%, 07/20/2033	1,853	2,096
7.00%, 11/01/2031	714	807		6.00%, 08/15/2038	584	662
7.00%, 07/01/2032	199	222		6.50%, 09/15/2023	28	32
7.50%, 12/01/2024	157	173		6.50%, 09/15/2023	18	20
7.50%, 07/01/2029	35	35		6.50%, 09/15/2023	15	17
7.50%, 02/01/2030	97	108		6.50%, 09/15/2023	24	27
7.50%, 01/01/2031	3	3		6.50%, 10/15/2023	34	38
7.50%, 08/01/2032	25	28		6.50%, 11/15/2023	5	6
8.00%, 05/01/2022	1	1		6.50%, 12/15/2023	40	45
8.00%, 09/01/2024	1	1		6.50%, 12/15/2023	33	37
8.00%, 01/01/2025	1	1		6.50%, 12/15/2023	10	12
8.50%, 02/01/2023	2	2		6.50%, 12/15/2023	19	22
8.50%, 09/01/2025	2	2		6.50%, 01/15/2024	48	54
				6.50%, 01/15/2024	26	29

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
6.50%, 01/15/2024	$4	$5		7.50%, 04/15/2022	$7	$7
6.50%, 01/15/2024	27	30		7.50%, 05/15/2022	12	12
6.50%, 01/15/2024	9	10		7.50%, 07/15/2022	33	34
6.50%, 01/15/2024	17	19		7.50%, 08/15/2022	33	34
6.50%, 01/15/2024	8	9		7.50%, 08/15/2022	11	12
6.50%, 03/15/2024	45	51		7.50%, 08/15/2022	7	8
6.50%, 04/15/2024	27	30		7.50%, 08/15/2022	17	18
6.50%, 04/20/2024	17	19		7.50%, 08/15/2022	2	2
6.50%, 07/15/2024	65	74		7.50%, 02/15/2023	11	12
6.50%, 01/15/2026	12	14		7.50%, 02/15/2023	4	4
6.50%, 03/15/2026	17	19		7.50%, 05/15/2023	25	25
6.50%, 07/20/2026	4	5		7.50%, 05/15/2023	15	15
6.50%, 10/20/2028	15	17		7.50%, 05/15/2023	4	4
6.50%, 03/20/2031	122	141		7.50%, 06/15/2023	17	18
6.50%, 04/20/2031	98	112		7.50%, 10/15/2023	4	4
6.50%, 07/15/2031	2	3		7.50%, 11/15/2023	13	14
6.50%, 10/15/2031	20	23		7.50%, 03/15/2024	28	31
6.50%, 07/15/2032	8	9		7.50%, 08/15/2024	1	1
6.50%, 04/20/2034	671	757		7.50%, 05/15/2027	7	7
6.50%, 05/20/2034	771	898		7.50%, 05/15/2027	18	19
6.80%, 04/20/2025	50	53		7.50%, 06/15/2027	11	12
7.00%, 11/15/2022	7	8		7.50%, 08/15/2029	119	135
7.00%, 11/15/2022	19	19		7.50%, 09/15/2029	22	22
7.00%, 12/15/2022	60	66		7.50%, 09/15/2029	41	42
7.00%, 12/15/2022	9	9		7.50%, 10/15/2029	70	76
7.00%, 01/15/2023	11	12		7.50%, 11/15/2029	85	91
7.00%, 01/15/2023	9	9		7.50%, 11/15/2029	52	54
7.00%, 01/15/2023	20	21		8.00%, 08/15/2016	10	10
7.00%, 02/15/2023	64	67		8.00%, 12/15/2016	3	3
7.00%, 07/15/2023	22	24		8.00%, 04/15/2017	8	8
7.00%, 07/15/2023	27	29		8.00%, 05/15/2017	2	2
7.00%, 07/15/2023	10	11		8.00%, 06/15/2017	5	5
7.00%, 08/15/2023	20	22		8.00%, 06/15/2017	2	2
7.00%, 10/15/2023	19	21		8.00%, 02/15/2022	29	32
7.00%, 12/15/2023	30	33		8.00%, 04/15/2022	20	22
7.00%, 12/15/2023	20	23		8.00%, 12/15/2030	9	11
7.00%, 01/15/2026	14	14		9.00%, 11/15/2021	78	89
7.00%, 01/15/2027	26	29		9.50%, 04/15/2016	1	1
7.00%, 10/15/2027	2	3		9.50%, 09/15/2016	1	1
7.00%, 10/15/2027	2	2		9.50%, 11/15/2016	2	2
7.00%, 10/15/2027	14	15		9.50%, 07/15/2017	15	15
7.00%, 11/15/2027	51	53		9.50%, 10/15/2017	6	6
7.00%, 12/15/2027	26	29		9.50%, 11/15/2017	12	12
7.00%, 12/15/2027	2	2		9.50%, 09/20/2018	40	41
7.00%, 02/15/2028	1	1		9.50%, 09/15/2020	9	9
7.00%, 04/15/2028	20	21		9.50%, 12/20/2020	19	19
7.00%, 04/15/2028	3	3		9.50%, 01/20/2021	2	3
7.00%, 06/15/2028	160	179		9.50%, 02/20/2021	1	2
7.00%, 12/15/2028	92	103		9.50%, 03/20/2021	1	1
7.00%, 01/15/2029	60	67		9.50%, 08/15/2021	80	93
7.00%, 03/15/2029	46	49				$170,987
7.00%, 04/15/2029	23	24
7.00%, 04/15/2029	198	221		U.S. Treasury - 7.07%
7.00%, 05/15/2031	13	16		1.75%, 10/31/2018	9,500	9,598
7.00%, 06/20/2031	87	103		2.25%, 11/30/2017	17,100	17,756
7.00%, 07/15/2031	2	2		3.13%, 05/15/2021	63,600	67,346
7.00%, 09/15/2031	3	3		4.25%, 11/15/2040	11,400	13,146
7.25%, 09/15/2025	30	30		6.25%, 08/15/2023	10,200	13,364
7.50%, 04/15/2017	2	2				$121,210
7.50%, 04/15/2017	8	9		U.S. Treasury Strip - 0.35%
7.50%, 04/15/2017	9	9		0.00%, 05/15/2020(d),(e)	6,800	6,011
7.50%, 07/15/2018	7	7
7.50%, 12/15/2021	26	26		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 02/15/2022	14	15		OBLIGATIONS		$1,191,613
7.50%, 03/15/2022	3	4		Total Investments		$1,708,237
7.50%, 03/15/2022	10	11		Other Assets in Excess of Liabilities, Net - 0.42%		$7,237
7.50%, 04/15/2022	28	28		TOTAL NET ASSETS - 100.00%		$1,715,474
7.50%, 04/15/2022	7	7
7.50%, 04/15/2022	8	9

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $36,164 or 2.11% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2014.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $76,080 or 4.43% of net assets.
(d)	Non-Income Producing Security
(e)	Security is a Principal Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	89.85%
Government	7 .42%
Exchange Traded Funds	0 .93%
Asset Backed Securities	0 .85%
Financial	0 .53%
Other Assets in Excess of Liabilities, Net	0 .42%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal

Biotechnology - 0.00%				BONDS (continued)	Amount (000's)		Value(000	's)
Neuro-Hitech Inc (a),(b)	250,000	$—		Automobile Manufacturers (continued)
				Jaguar Land Rover Automotive PLC
				(continued)
Commercial Services - 0.00%				5.63%, 02/01/2023(d)		$4,560	$4,760
Network Holding Co KSCC (a),(c)	393,257	—
				8.13%, 05/15/2021(d)		5,440	6,154
				Navistar International Corp
Computers - 0.00%				8.25%, 11/01/2021		21,650	22,029
SONICblue Inc (a),(c)	10,000,000	—					$65,601

				Automobile Parts & Equipment - 0.83%
Energy - Alternate Sources - 0.00%				Dana Holding Corp
Ogden Corp (a),(b),(c)	5,000,000	—		5.38%, 09/15/2021		8,085	8,348
				6.00%, 09/15/2023		8,135	8,562
Semiconductors - 0.00%				Gestamp Funding Luxembourg SA
				5.63%, 05/31/2020(d)		5,481	5,652
Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800	—
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—		Lear Corp
		$—		5.38%, 03/15/2024		9,565	9,804
				Rhino Bondco S.P.A
TOTAL COMMON STOCKS		$—		7.25%, 11/15/2020(d)	EUR	2,000	2,983
INVESTMENT COMPANIES - 4.58%	Shares Held	Value(000	's)				$35,349
Publicly Traded Investment Fund - 4.58%
JP Morgan US Government Money Market	193,953,063	193,953		Banks- 3.47%
				Barclays PLC
Fund				8.25%, 12/29/2049(e)		$14,270	15,197
				CIT Group Inc
TOTAL INVESTMENT COMPANIES		$193,953		3.88%, 02/19/2019		21,620	21,863
PREFERRED STOCKS - 0.91%	Shares Held	Value(000	's)	Credit Suisse Group AG
Diversified Financial Services - 0.91%				7.50%, 12/11/2049(d),(e)		6,630	7,202
Ally Financial Inc (d)	39,000	38,625		Goldman Sachs Group Inc/The
				5.70%, 12/29/2049(e)		11,000	11,234
TOTAL PREFERRED STOCKS		$38,625		HBOS Capital Funding LP
				6.07%, 06/29/2049(d),(e)		10,360	10,360
	Principal
BONDS- 84.18%	Amount (000's)	Value(000	's)	ING Bank NV
				5.80%, 09/25/2023(d)		18,700	20,502
Aerospace & Defense - 0.20%				Morgan Stanley
Air 2 US				5.45%, 12/29/2049(e)		7,995	8,065
8.63%, 10/01/2020(c),(d)	$8,006	$8,447		RBS Capital Trust I
				2.10%, 12/29/2049(e)		2,727	2,659
Agriculture - 0.48%				RBS Capital Trust III
Pinnacle Operating Corp				5.51%, 09/29/2049		19,540	19,345
9.00%, 11/15/2020(d)	18,728	20,133		Royal Bank of Scotland Group PLC
				6.13%, 12/15/2022		7,085	7,541
				UBS AG/Stamford CT
Airlines - 0.55%				7.63%, 08/17/2022		10,545	12,530
American Airlines 2013-2 Class A Pass				Wells Fargo & Co
Through Trust				5.90%, 12/15/2049(e)		10,440	10,692
4.95%, 07/15/2024(d)	6,793	7,285					$147,190
Northwest Airlines 1999-2 Class B Pass
Through Trust				Beverages - 0.68%
7.95%, 09/01/2016(c)	1,564	1,608		Constellation Brands Inc
United Airlines 2007-1 Class C Pass Through				3.75%, 05/01/2021		13,575	13,269
Trust				4.25%, 05/01/2023		15,780	15,504
2.60%, 07/02/2014(c),(e)	7,000	7,000					$28,773
United Airlines 2014-1 Class B Pass Through				Building Materials - 0.99%
Trust				Boise Cascade Co
4.75%, 04/11/2022(c)	3,500	3,533
				6.38%, 11/01/2020		7,920	8,514
US Airways 2001-1G Pass Through Trust				Cemex Finance LLC
7.08%, 09/20/2022(c)	3,506	3,909
				6.00%, 04/01/2024(d)		2,150	2,153
		$23,335		Cemex SAB de CV
Apparel - 0.18%				7.25%, 01/15/2021(d)		14,285	15,356
Quiksilver Inc / QS Wholesale Inc				Grupo Isolux Corsan Finance BV
7.88%, 08/01/2018(d)	835	906		6.63%, 04/15/2021(d)	EUR	2,250	3,137
10.00%, 08/01/2020	5,935	6,736		Norbord Inc
		$7,642		5.38%, 12/01/2020(d)		$12,480	12,667
							$41,827
Automobile Manufacturers - 1.55%
Chrysler Group LLC / CG Co-Issuer Inc				Chemicals - 2.29%
8.00%, 06/15/2019	18,120	19,841		Axiall Corp
8.00%, 06/15/2019(d)	1,210	1,325		4.88%, 05/15/2023(d)		7,847	7,671
Jaguar Land Rover Automotive PLC				Cornerstone Chemical Co
4.13%, 12/15/2018(d)	11,130	11,492		9.38%, 03/15/2018(d)		5,730	6,074

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Chemicals (continued)					Electric - 2.03%
Cornerstone Chemical Co (continued)					Elwood Energy LLC
9.38%, 03/15/2018		$4,085	$4,330		8.16%, 07/05/2026		$7,638	$8,401
Eagle Spinco Inc					Energy Future Intermediate Holding Co LLC /
4.63%, 02/15/2021(d)		14,335	14,263		EFIH Finance Inc
INEOS Group Holdings SA					11.75%, 03/01/2022(d),(e)		16,867	20,072
5.88%, 02/15/2019(d)		4,075	4,157		10.00%, 12/01/2020		5,255	5,564
6.13%, 08/15/2018(d)		3,700	3,834		Indiantown Cogeneration LP
NOVA Chemicals Corp					9.77%, 12/15/2020		4,682	5,339
5.25%, 08/01/2023(d)		9,575	10,245		Miran Mid-Atlantic Series C Pass Through
Taminco Global Chemical Corp					Trust
9.75%, 03/31/2020(d)		41,120	46,311		10.06%, 12/30/2028		23,547	26,196
			$96,885		NRG Energy Inc
					6.25%, 05/01/2024(d)		6,760	6,785
Commercial Services - 0.23%					8.25%, 09/01/2020		12,375	13,659
TMS International Corp								$86,016
7.63%, 10/15/2021(d)		9,270	9,896
					Electrical Components & Equipment - 0.56%
					NorCell 1B AB
Computers - 2.33%					12.40%, 12/01/2019(d),(e)	EUR	11,315	17,464
Compiler Finance Sub Inc
7.00%, 05/01/2021(d)		20,165	20,367		Norcell Sweden Holding 2 AB
					10.75%, 09/29/2019(d)		4,000	6,311
NCR Corp
4.63%, 02/15/2021		24,423	24,606					$23,775
5.88%, 12/15/2021(d)		7,825	8,295		Electronics - 0.71%
Oberthur Technologies Holding SAS					Viasystems Inc
9.25%, 04/30/2020	EUR	500	771		7.88%, 05/01/2019(d)		$28,315	30,156
Seagate HDD Cayman
4.75%, 06/01/2023(d)		$16,335	16,355
6.88%, 05/01/2020		26,230	28,525		Engineering & Construction - 0.31%
			$98,919		Aguila 3 SA
					7.88%, 01/31/2018(d)		8,070	8,544
Consumer Products - 1.03%					Astaldi SpA
Reynolds Group Issuer Inc / Reynolds Group					7.13%, 12/01/2020(d)	EUR	3,150	4,728
Issuer LLC / Reynolds Group Issuer								$13,272
(Luxembourg) S.A.
7.13%, 04/15/2019		12,995	13,710		Entertainment - 3.06%
7.88%, 08/15/2019		2,950	3,238		CCM Merger Inc
					9.13%, 05/01/2019(d)		$21,383	22,933
9.00%, 04/15/2019		15,815	16,882
9.88%, 08/15/2019		8,978	9,965		Cinemark USA Inc
			$43,795		4.88%, 06/01/2023		17,915	17,377
					DreamWorks Animation SKG Inc
Distribution & Wholesale - 0.39%					6.88%, 08/15/2020(d)		16,530	17,935
HD Supply Inc					Peninsula Gaming LLC / Peninsula Gaming
7.50%, 07/15/2020		15,120	16,367		Corp
					8.38%, 02/15/2018(d)		16,680	17,931
					Regal Entertainment Group
Diversified Financial Services - 4.10%					5.75%, 03/15/2022		11,370	11,711
Aircastle Ltd
4.63%, 12/15/2018		8,040	8,231		5.75%, 02/01/2025		6,210	6,148
					WMG Acquisition Corp
5.13%, 03/15/2021		17,575	17,663		5.63%, 04/15/2022(d)		3,255	3,300
7.63%, 04/15/2020		8,050	9,227		6.00%, 01/15/2021(d)		6,557	6,868
Credit Acceptance Corp					6.75%, 04/15/2022(d)		12,355	12,448
6.13%, 02/15/2021(d)		32,150	33,436
Denali Borrower LLC / Denali Finance Corp					WMG Holdings Corp
5.63%, 10/15/2020(d)		38,135	39,184		13.75%, 10/01/2019		10,710	12,906
DVI Inc								$129,557
0.00%, 02/01/2004(a),(b),(c)		8,575	536		Environmental Control - 0.14%
0.00%, 02/01/2004(a),(b),(c)		6,850	428		Darling International Inc
Icahn Enterprises LP / Icahn Enterprises					5.38%, 01/15/2022(d)		5,785	5,944
Finance Corp
5.88%, 02/01/2022(d)		7,500	7,612
6.00%, 08/01/2020(d)		15,125	15,957		Food- 0.69%
International Lease Finance Corp					Ingles Markets Inc
2.18%, 06/15/2016(e)		10,565	10,671		5.75%, 06/15/2023		15,425	15,386
6.25%, 05/15/2019		12,540	13,841		Smithfield Foods Inc
					5.25%, 08/01/2018(d)		5,260	5,484
8.62%, 09/15/2015(e)		9,690	10,635
					5.88%, 08/01/2021(d)		8,105	8,520
SquareTwo Financial Corp
11.63%, 04/01/2017		6,370	6,354					$29,390
			$173,775		Forest Products & Paper - 1.85%
					Exopack Holdings SA
					7.88%, 11/01/2019(d)		11,380	12,063

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Forest Products & Paper (continued)				Insurance (continued)
Resolute Forest Products Inc				XL Group PLC
5.88%, 05/15/2023(d)	$15,665	$15,234		6.50%, 12/31/2049(e)		$13,292	$13,093
Sappi Papier Holding GmbH							$74,982
7.50%, 06/15/2032(d)	17,625	14,717
7.75%, 07/15/2017(d)	5,000	5,569		Internet - 1.66%
8.38%, 06/15/2019(d)	18,787	20,806		Adria Bidco BV
				7.88%, 11/15/2020(d)	EUR	12,000	17,772
Verso Paper Holdings LLC / Verso Paper Inc
11.75%, 01/15/2019	9,340	10,087		Equinix Inc
		$78,476		4.88%, 04/01/2020		$5,910	6,028
				5.38%, 04/01/2023		15,430	15,700
Healthcare - Products - 1.32%				Zayo Group LLC / Zayo Capital Inc
ConvaTec Finance International SA				10.13%, 07/01/2020		26,594	30,783
8.25%, PIK 9.00%, 01/15/2019(d),(f)	25,165	25,731					$70,283
Universal Hospital Services Inc
7.63%, 08/15/2020	28,360	30,345		Iron & Steel - 2.01%
		$56,076		ArcelorMittal
				7.50%, 10/15/2039		48,805	51,123
Healthcare - Services - 3.47%				BlueScope Steel Finance Ltd/BlueScope Steel
Centene Corp				Finance USA LLC
4.75%, 05/15/2022	7,190	7,226		7.13%, 05/01/2018(d)		7,370	7,923
5.75%, 06/01/2017	14,793	16,161		Commercial Metals Co
CHS/Community Health Systems Inc				4.88%, 05/15/2023		18,685	17,938
5.13%, 08/01/2021(d)	2,010	2,050		Signode Industrial Group Lux SA/Signode
Fresenius Medical Care US Finance II Inc				Industrial Group US Inc
5.88%, 01/31/2022(d)	7,825	8,334		6.38%, 05/01/2022(d)		8,205	8,287
Fresenius Medical Care US Finance Inc							$85,271
6.50%, 09/15/2018(d)	4,895	5,495
HCA Holdings Inc				Lodging - 0.87%
6.25%, 02/15/2021	2,480	2,620		Caesars Entertainment Operating Co Inc
HCA Inc				11.25%, 06/01/2017		11,030	10,534
4.75%, 05/01/2023	21,400	21,026		MGM Resorts International
5.00%, 03/15/2024	13,545	13,443		6.63%, 12/15/2021		6,290	6,921
5.88%, 03/15/2022	12,015	12,886		10.00%, 11/01/2016		16,390	19,463
7.25%, 09/15/2020	12,480	13,463					$36,918
7.50%, 11/06/2033	6,010	6,160		Machinery - Construction & Mining - 0.20%
MPH Acquisition Holdings LLC				Vander Intermediate Holding II Corp
6.63%, 04/01/2022(d)	15,920	16,477		9.75%, PIK 10.50%, 02/01/2019(d),(f)		7,930	8,366
WellCare Health Plans Inc
5.75%, 11/15/2020	20,210	21,574
		$146,915		Media- 6.09%
				Cablevision Systems Corp
Holding Companies - Diversified - 0.72%				8.00%, 04/15/2020		13,880	16,031
Alphabet Holding Co Inc				CSC Holdings LLC
7.75%, 11/01/2017	9,020	9,336		6.75%, 11/15/2021		4,685	5,218
Nielsen Co Luxembourg SARL/The				Cumulus Media Holdings Inc
5.50%, 10/01/2021(d)	20,355	21,220		7.75%, 05/01/2019		10,067	10,721
		$30,556		DISH DBS Corp
				5.88%, 07/15/2022		34,170	36,861
Home Builders - 2.47%				6.75%, 06/01/2021		39,050	44,126
Ashton Woods USA LLC / Ashton Woods
Finance Co				7.88%, 09/01/2019		28,160	33,405
6.88%, 02/15/2021(d)	7,955	8,074		Network Communications Inc
				8.60%, PIK 8.60%, 01/14/2020(c),(d),(f)		3,053	—
Beazer Homes USA Inc
				Nielsen Finance LLC / Nielsen Finance Co
6.63%, 04/15/2018	2,646	2,825		5.00%,04/15/2022 (d)		13,465	13,499
Lennar Corp				Numericable Group SA
4.13%, 12/01/2018	14,125	14,266		6.00%, 05/15/2022(d),(g)		7,030	7,197
4.75%, 11/15/2022(e)	22,880	22,308
				RCN Telecom Services LLC / RCN Capital
MDC Holdings Inc				Corp
6.00%, 01/15/2043	21,965	19,768		8.50%, 08/15/2020(d)		12,605	13,361
WCI Communities Inc
6.88%, 08/15/2021(d)	16,220	16,707		TVN Finance Corp III AB
				7.38%, 12/15/2020(d)	EUR	2,000	3,149
Woodside Homes Co LLC / Woodside Homes

Finance Inc				Univision Communications Inc
6.75%, 12/15/2021(d)	20,155	20,558		6.75%,09/15/2022(d)		$4,516	4,968
				6.88%, 05/15/2019(d)		6,735	7,198
		$104,506		8.50%, 05/15/2021(d)		14,896	16,386
Insurance - 1.77%				VTR Finance BV
Liberty Mutual Group Inc				6.88%, 01/15/2024(d)		1,040	1,084
7.00%, 03/07/2067(d),(e)	19,172	20,418		WideOpenWest Finance LLC /
Voya Financial Inc				WideOpenWest Capital Corp
5.65%, 05/15/2053(e)	41,475	41,471		13.38%, 10/15/2019		31,030	36,460

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Media (continued)				Oil & Gas Services - 1.31%
WideOpenWest Finance LLC /				CGG SA
WideOpenWest Capital Corp (continued)				5.88%, 05/15/2020(d)	EUR	2,500	$3,468
10.25%, 07/15/2019(d)	$7,415	$8,379		6.88%, 01/15/2022(d),(g)		$5,255	5,304
		$258,043		Exterran Partners LP / EXLP Finance Corp
				6.00%, 10/01/2022(d)		7,955	7,915
Metal Fabrication & Hardware - 0.20%				FTS International Inc
Wise Metals Intermediate Holdings LLC/Wise				6.25%, 05/01/2022(d)		13,345	13,512
Holdings Finance Corp				Hornbeck Offshore Services Inc
9.75%, PIK 10.50%, 06/15/2019(d),(f)	8,560	8,517
				5.00%, 03/01/2021		9,820	9,526
				Key Energy Services Inc
Mining - 1.36%				6.75%, 03/01/2021		14,891	15,710
FMG Resources August 2006 Pty Ltd							$55,435
6.88%, 02/01/2018(d)	13,350	14,084
6.88%, 04/01/2022(d)	8,180	8,753		Packaging & Containers - 1.31%
8.25%, 11/01/2019(d)	14,720	16,265		ARD Finance SA
				11.13%, PIK 11.13%, 06/01/2018(d),(f)		7,826	8,609
Midwest Vanadium Pty Ltd
0.00%, 02/15/2018(a),(d)	11,225	5,949		Ardagh Packaging Finance PLC / Ardagh
				Holdings USA Inc
St Barbara Ltd				7.00%, 11/15/2020(d)		1,039	1,083
8.88%, 04/15/2018(d)	15,120	12,550
				Beverage Packaging Holdings Luxembourg II
		$57,601		SA / Beverage Packaging Holdings II
Oil & Gas - 8.67%				5.63%, 12/15/2016(d)		4,845	4,948
Carrizo Oil & Gas Inc				6.00%, 06/15/2017(d)		2,755	2,838
7.50%, 09/15/2020	11,280	12,352		Crown Cork & Seal Co Inc
8.63%, 10/15/2018	17,745	18,987		7.38%, 12/15/2026		16,654	18,486
Chaparral Energy Inc				Exopack Holding Corp
7.63%, 11/15/2022	2,885	3,072		10.00%, 06/01/2018(d)		18,220	19,586
9.88%, 10/01/2020	7,360	8,335					$55,550
Chesapeake Energy Corp
3.47%, 04/15/2019(e)	12,310	12,433		Pharmaceuticals - 1.71%
				Forest Laboratories Inc
4.88%, 04/15/2022	27,780	27,815		4.38%, 02/01/2019(d)		4,420	4,702
6.13%, 02/15/2021	5,525	6,050		4.88%, 02/15/2021(d)		8,025	8,557
Concho Resources Inc				Grifols Worldwide Operations Ltd
7.00%, 01/15/2021	10,270	11,400		5.25%, 04/01/2022(d)		9,100	9,236
Denbury Resources Inc
5.50%, 05/01/2022	21,285	21,524		Par Pharmaceutical Cos Inc
				7.38%, 10/15/2020		8,995	9,760
EP Energy LLC / EP Energy Finance Inc				Salix Pharmaceuticals Ltd
9.38%, 05/01/2020	18,325	21,120		6.00%, 01/15/2021(d)		11,985	12,854
Halcon Resources Corp				Valeant Pharmaceuticals International
8.88%, 05/15/2021	9,655	10,005		5.63%, 12/01/2021(d)		9,090	9,454
9.25%, 02/15/2022(d)	6,000	6,300
				7.50%, 07/15/2021(d)		15,865	17,689
9.75%, 07/15/2020(d)	1,695	1,809
Kodiak Oil & Gas Corp							$72,252
5.50%, 01/15/2021	16,200	16,686		Pipelines - 1.35%
5.50%, 02/01/2022	5,315	5,448		Access Midstream Partners LP / ACMP
8.13%, 12/01/2019	12,060	13,387		Finance Corp
Linn Energy LLC / Linn Energy Finance				4.88%, 05/15/2023		10,930	11,067
Corp				Kinder Morgan Inc/DE
7.25%, 11/01/2019(d),(e)	9,585	9,908		5.00%, 02/15/2021(d)		8,300	8,301
Northern Blizzard Resources Inc				5.63%, 11/15/2023(d)		10,405	10,410
7.25%, 02/01/2022(d)	16,285	16,733		Sabine Pass Liquefaction LLC
Oasis Petroleum Inc				5.63%, 02/01/2021(e)		10,410	10,748
6.50%, 11/01/2021	3,655	3,911		6.25%, 03/15/2022(d)		15,695	16,460
6.88%, 03/15/2022(d)	5,645	6,125					$56,986
6.88%, 01/15/2023	11,425	12,368
Ocean Rig UDW Inc				Real Estate - 0.43%
7.25%, 04/01/2019(d)	24,430	23,331		Crescent Resources LLC / Crescent Ventures
Pacific Drilling SA				Inc
5.38%, 06/01/2020(d)	7,706	7,494		10.25%, 08/15/2017(d)		16,155	18,053
PDC Energy Inc
7.75%, 10/15/2022	24,945	27,377		REITS- 0.67%
QEP Resources Inc				DuPont Fabros Technology LP
5.25%, 05/01/2023	16,546	16,380		5.88%, 09/15/2021		8,065	8,408
RKI Exploration & Production LLC / RKI				iStar Financial Inc
Finance Corp				3.88%, 07/01/2016		1,630	1,679
8.50%, 08/01/2021(d)	17,007	18,453		4.88%, 07/01/2018		8,230	8,477
Seadrill Ltd				9.00%, 06/01/2017		8,295	9,746
5.63%, 09/15/2017(d)	27,540	28,469
							$28,310
		$367,272

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Retail - 3.22%				Telecommunications (continued)
Building Materials Holding Corp				Matterhorn Financing & CY SCA
9.00%, 09/15/2018(d)	$10,980	$11,941		9.00%, 04/15/2019(d)	EUR	6,850	$9,861
Landry's Holdings II Inc				Mobile Challenger Intermediate Group SA
10.25%, 01/01/2018(d)	18,155	19,426		8.75%, PIK 9.50%, 03/15/2019(d),(f)		4,300	6,145
Landry's Inc				NII Capital Corp
9.38%, 05/01/2020(d)	10,805	11,913		7.63%, 04/01/2021		$22,115	6,579
Michaels FinCo Holdings LLC / Michaels				NII International Telecom SCA
FinCo Inc				7.88%, 08/15/2019(d)		4,155	2,929
7.50%, PIK 8.25%, 08/01/2018(d),(f)	15,570	16,037		11.38%, 08/15/2019(d)		4,500	3,262
Michaels Stores Inc				SoftBank Corp
5.88%, 12/15/2020(d)	9,633	9,777		4.50%, 04/15/2020(d)		28,380	28,451
Neiman Marcus Group LTD LLC				Sprint Capital Corp
8.75%, 10/15/2021(d)	20,660	22,829		6.88%, 11/15/2028		7,235	7,145
New Academy Finance Co LLC / New				Sprint Communications Inc
Academy Finance Corp				6.00%, 11/15/2022		16,545	16,669
8.00%, PIK 8.75%, 06/15/2018(d),(f)	21,990	22,540		7.00%, 08/15/2020		26,235	28,531
Petco Holdings Inc				9.00%, 11/15/2018(d)		12,425	15,143
8.50%, PIK 9.25%, 10/15/2017(d),(f)	9,525	9,717		Sprint Corp
Suburban Propane Partners LP/Suburban				7.13%, 06/15/2024(d)		6,435	6,757
Energy Finance Corp				7.88%, 09/15/2023(d)		12,845	14,162
7.38%, 03/15/2020	11,525	12,303		T-Mobile USA Inc
		$136,483		6.13%, 01/15/2022		4,110	4,321
				6.25%, 04/01/2021		18,595	19,804
Savings & Loans - 0.00%				6.50%, 01/15/2024		4,025	4,221
Washington Mutual Bank / Henderson NV				6.63%, 04/28/2021		12,140	13,111
0.00%, 06/15/2011(a),(c)	3,500	—
0.00%, 01/15/2013(a)	3,000	—		UPCB Finance VI Ltd
				6.88%, 01/15/2022(d)		3,750	4,087
0.00%, 01/15/2015(a),(e)	2,000	—
				Vivacom
		$—		6.63%, 11/15/2018(d)	EUR	3,600	5,207
Software - 0.93%				Wind Acquisition Finance SA
Activision Blizzard Inc				6.50%, 04/30/2020(d)		$300	322
5.63%, 09/15/2021(d)	16,060	17,124		7.25%, 02/15/2018(d)		9,450	9,946
6.13%, 09/15/2023(d)	20,295	22,071		7.38%, 04/23/2021(d)		24,140	24,804
		$39,195					$460,379

Telecommunications - 10.87%				Transportation - 2.72%
Altice Financing SA				AG Spring Finance II Ltd
6.50%, 01/15/2022(d)	5,830	6,107		9.50%, 06/01/2019(d)	EUR	2,500	3,572
Altice Finco SA				Eletson Holdings
8.13%, 01/15/2024(d)	1,200	1,296		9.63%, 01/15/2022(d)		$15,475	16,481
9.88%, 12/15/2020(d)	9,217	10,567		Navios Maritime Acquisition Corp / Navios
Altice SA				Acquisition Finance US Inc
7.75%, 05/15/2022(d),(g)	15,795	16,466		8.13%, 11/15/2021(d)		37,660	39,261
B Communications Ltd				Navios Maritime Holdings Inc / Navios
7.38%, 02/15/2021(d)	4,750	5,023		Maritime Finance II US Inc
Digicel Group Ltd				7.38%, 01/15/2022(d)		16,245	16,407
7.13%, 04/01/2022(d)	4,550	4,573		Navios South American Logistics Inc / Navios
8.25%, 09/30/2020(d)	5,485	5,842		Logistics Finance US Inc
Digicel Ltd				7.25%, 05/01/2022(d)		12,220	12,251
6.00%, 04/15/2021(d)	13,450	13,618		PHI Inc
8.25%, 09/01/2017(d)	7,360	7,636		5.25%, 03/15/2019(d)		8,010	8,130
Eileme 1 AB				Swift Services Holdings Inc
14.25%, PIK 14.25%, 08/15/2020(d),(f)	3,319	3,452		10.00%, 11/15/2018		11,155	12,173
Eileme 2 AB				Topaz Marine SA
11.63%, 01/31/2020(d)	11,125	13,294		8.63%, 11/01/2018(d)		6,540	6,867
Goodman Networks Inc							$115,142
12.13%, 07/01/2018(d)	8,005	8,846
				Trucking & Leasing - 0.20%
12.13%, 07/01/2018	10,183	11,252		Jurassic Holdings III Inc
Intelsat Jackson Holdings SA				6.88%, 02/15/2021(d)		8,060	8,342
5.50%, 08/01/2023(d)	27,970	27,376
7.25%, 10/15/2020	24,500	26,460		TOTAL BONDS			$3,565,953
Intelsat Luxembourg SA
6.75%, 06/01/2018	5,000	5,287			Principal
7.75%, 06/01/2021	14,565	15,184		CONVERTIBLE BONDS - 0.80%	Amount (000's)		Value(000	's)
8.13%, 06/01/2023	12,950	13,597		Food Service - 0.00%
Level 3 Communications Inc				FU JI Food and Catering Services Holdings
11.88%, 02/01/2019	11,823	13,330		Ltd
Level 3 Financing Inc				0.00%, 11/09/2009(a),(c)	HKD	46,500	—
6.13%, 01/15/2021(d)	5,720	6,006
8.13%, 07/01/2019	12,535	13,710

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2014 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)		Value (000's)	(continued)	Amount (000's)	Value(000	's)

Food Service (continued)				Entertainment (continued)
FU JI Food and Catering Services Holdings				WMG Acquisition Corp, Term Loan B
Ltd (continued)				3.75%, 07/07/2020(e)	$11,226	$11,116
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	$—			$41,620

			$—	Forest Products & Paper - 0.63%
Semiconductors - 0.80%				Caraustar Industries Inc, Term Loan B
Jazz Technologies Inc				7.50%, 04/26/2019(e)	11,899	12,048
8.00%, 12/31/2018(d)		$32,303	33,979	Exopack Holdings SA, Term Loan B
				5.25%, 04/24/2019(e)	4,190	4,220
TOTAL CONVERTIBLE BONDS			$33,979	NewPage Corp, Term Loan
SENIOR FLOATING RATE INTERESTS -	Principal			9.50%, 02/05/2021(e)	10,510	10,597
9.07%	Amount (000's)		Value (000's)			$26,865

Automobile Manufacturers - 0.10%				Healthcare - Products - 0.37%
Chrysler Group LLC, Term Loan B				Accellent Inc, Term Loan
3.50%, 05/24/2017(e)		$4,111	$4,103	0.00%, 02/19/2021(e),(h)	7,775	7,704
				Kinetic Concepts Inc, Term Loan E1
				4.00%, 05/04/2018(e)	7,845	7,833
Building Materials - 0.52%						$15,537
CPG International Inc, Term Loan B
4.75%, 09/30/2020(e)		8,955	8,955	Healthcare - Services - 0.87%
GYP Holdings III Corp, Term Loan B				CHS/Community Health Systems Inc, Term
4.75%, 03/26/2021(e)		3,590	3,518	Loan D
7.75%, 03/25/2022(e)		9,515	9,575	4.25%, 01/27/2021(e)	5,835	5,855
			$22,048	CHS/Community Health Systems Inc, Term
				Loan E
Chemicals - 0.51%				3.47%, 01/25/2017(e)	18,115	18,092
Allnex Luxembourg & CY SCA, Term Loan				MPH Acquisition Holdings LLC, Term Loan
8.25%, 03/12/2020(e)		8,045	8,206
				B
Ineos US Finance LLC, Term Loan B				3.05%, 03/19/2021(e)	3,701	3,681
3.75%, 05/04/2018(e)		10,213	10,112
				Radnet Management Inc, Term Loan B
Taminco Global Chemical Corp, Term Loan				8.00%, 03/25/2021(e)	9,090	9,010
B
3.25%, 02/15/2019(e)		3,389	3,355			$36,638
			$21,673	Holding Companies - Diversified - 0.03%
				CeramTec Service GmbH, Term Loan B1
Coal- 0.36%				4.25%, 07/30/2020(e)	1,414	1,409
Patriot Coal Corp, Term Loan EXIT
9.00%, 12/18/2018(e)		15,366	15,319
				Insurance - 0.78%
				Asurion LLC, Term Loan
Consumer Products - 0.20%				8.50%, 02/19/2021(e)	19,585	20,099
Dell International LLC, Term Loan B				Asurion LLC, Term Loan B2
4.50%, 03/24/2020(e)		8,572	8,546
				4.25%, 06/19/2020(e)	6,677	6,584
				CNO Financial Group Inc, Term Loan B2
Diversified Financial Services - 0.19%				3.75%, 09/28/2018(e)	6,143	6,127
CeramTec Acquisition Corp, Term Loan B2						$32,810
4.25%, 08/30/2020(e)		140	140
INA Beteiligungsgesellschaft mbH, Term				Lodging - 0.81%
Loan C				Caesars Entertainment Operating Co Inc, Term
4.25%, 01/20/2017(e)		8,045	8,053	Loan B4
				9.50%, 10/31/2016(e)	2,108	2,084
			$8,193	Caesars Entertainment Operating Co Inc, Term
Electric - 0.45%				Loan B6
Dynegy Inc, Term Loan B2				5.40%, 01/28/2018(e)	34,508	32,196
4.00%, 04/16/2020(e)		1,743	1,740			$34,280
Texas Competitive Electric Holdings Co LLC,
Term Loan NONEXT				Media- 0.76%
3.74%, 10/10/2014(e)		22,873	17,202	Cumulus Media Holdings Inc, Term Loan B
				4.25%, 12/23/2020(e)	3,090	3,088
			$18,942	Univision Communications Inc, Term Loan
Electronics - 0.22%				C3
Isola USA Corp, Term Loan B				4.00%, 03/01/2020(e)	3,277	3,259
9.25%, 11/29/2018(e)		9,237	9,422	Univision Communications Inc, Term Loan
				C4
				4.00%, 03/01/2020(e)	8,048	8,011
Entertainment - 0.98%				Virgin Media Investment Holdings Ltd, Term
CCM Merger Inc, Term Loan				Loan B
5.00%, 03/01/2017(e)		18,295	18,226
				3.50%, 02/15/2020(e)	8,195	8,136
NEP/NCP Holdco Inc, Term Loan B				WideOpenWest Finance LLC, Term Loan B
4.25%, 01/22/2020(e)		850	847
				4.75%, 03/27/2019(e)	9,872	9,879
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(e)		11,434	11,431			$32,373

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

			Portfolio Summary (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		Sector	Percent
(continued)	Amount (000's)	Value (000's)	Communications	19.72%
			Consumer, Cyclical	15.01%
Mining - 0.11%			Financial	12.54%
FMG Resources August 2006 Pty Ltd, Term			Energy	11.81%
Loan B			Consumer, Non-cyclical	11.54%
4.25%, 06/30/2019(e)	$4,669	$4,665	Basic Materials	8 .76%
			Industrial	8 .29%
			Exchange Traded Funds	4 .58%
Miscellaneous Manufacturing - 0.01%			Technology	4 .06%
CeramTec GmbH, Term Loan B3
4.25%, 08/30/2020(e)	433	431	Utilities	2 .48%
			Diversified	0 .75%
			Other Assets in Excess of Liabilities, Net	0 .46%
Oil & Gas - 0.12%			TOTAL NET ASSETS	100.00%
Seadrill Operating LP, Term Loan B
4.00%, 02/12/2021(e)	5,257	5,224

Pharmaceuticals - 0.49%
JLL/Delta Dutch Newco BV, Term Loan B
0.00%, 01/22/2021(e),(h)	6,270	6,173
Par Pharmaceutical Cos Inc, Term Loan B
4.00%, 09/30/2019(e)	14,563	14,476
		$20,649

REITS- 0.22%
iStar Financial Inc, Term Loan A2
7.00%, 06/30/2014(e)	8,820	9,239

Telecommunications - 0.34%
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/03/2019(e)	5,062	5,151
Integra Telecom Holdings Inc, Term Loan
9.75%, 02/19/2020(e)	2,510	2,561
NTELOS Inc, Term Loan B
5.75%, 11/09/2019(e)	6,518	6,523
		$14,235
TOTAL SENIOR FLOATING RATE INTERESTS		$384,221
Total Investments	$4,216,731
Other Assets in Excess of Liabilities, Net - 0.46%		$19,533
TOTAL NET ASSETS - 100.00%		$4,236,264

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $25,461 or 0.60% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,886,803 or 44.54% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2014, at which time the interest rate will be determined.

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Appreciation/(Depreciation)
Euro	Brown Brothers Harriman & Co	06/19/2014	25,000,000	$34,378	$34,675	$297
Total						$297

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Appreciation/(Depreciation)
Euro	Brown Brothers Harriman & Co	06/19/2014	80,000,000	$111,411	$110,961	$450
Total						$450

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

COMMON STOCKS - 0.20%	Shares Held	Value(000	's)		Principal

Building Materials - 0.03%				BONDS- 87.45%	Amount (000's)	Value(000	's)
US Concrete Inc (a)	21,880	$539		Advertising - 0.37%
				CBS Outdoor Americas Capital LLC / CBS
				Outdoor Americas Capital Corp
Chemicals - 0.00%				5.25%, 02/15/2022(d)	$380	$390
LyondellBasell Industries NV	25	2		5.63%, 02/15/2024(d)	1,250	1,284
				inVentiv Health Inc
Computers - 0.00%				9.00%, 01/15/2018(d)	570	604
Stratus Technologies Bermuda Ltd / Stratus	12,366	—		11.00%, 08/15/2018(d),(e)	1,226	1,131
Technologies Inc (a),(b),(c)				11.00%, 08/15/2018(d),(e)	835	772
				Lamar Media Corp
				5.00%, 05/01/2023	475	477
Diversified Financial Services - 0.02%
Capmark Financial Group Inc (a),(c)	10,610,000	63		Sitel LLC / Sitel Finance Corp
Somerset Cayuga Holding Co Inc (a),(c)	6,862	185		11.50%, 04/01/2018	1,242	1,177
				11.00%, 08/01/2017(d)	545	585
		$248				$6,420
Electric - 0.07%
Dynegy Inc (a)	43,000	1,223		Aerospace & Defense - 0.35%
				Alliant Techsystems Inc
				5.25%, 10/01/2021(d)	466	483
Forest Products & Paper - 0.07%				B/E Aerospace Inc
NewPage Group Inc (a),(b),(c)	14,145	1,245		5.25%, 04/01/2022	1,072	1,110
				6.88%, 10/01/2020	1,664	1,818
				Esterline Technologies Corp
Packaging & Containers - 0.00%
Constar International (a),(b),(c)	9,689	—		7.00%, 08/01/2020	750	812
				GenCorp Inc
				7.13%, 03/15/2021	316	343
Retail - 0.01%				TransDigm Inc
Neebo Inc (a),(b)	20,064	145		7.75%, 12/15/2018	1,000	1,065
Neebo Inc - Warrants (a),(b),(c)	7,519	—		Triumph Group Inc
Neebo Inc - Warrants (a),(b),(c)	3,508	—		8.63%, 07/15/2018	460	486
		$145				$6,117

Transportation - 0.00%				Airlines - 0.73%
General Maritime Corp (a),(b),(c)	974	14		Continental Airlines 2003-ERJ1 Pass Through
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		Trust
		$14		7.88%, 01/02/2020(b)	1,596	1,739
TOTAL COMMON STOCKS		$3,416		Continental Airlines 2004-ERJ1 Pass Through
INVESTMENT COMPANIES - 4.64%	Shares Held	Value(000	's)	Trust
				9.56%, 09/01/2019	353	402
Publicly Traded Investment Fund - 4.64%				Continental Airlines 2005-ERJ1 Pass Through
Goldman Sachs Financial Square Funds -	80,657,548	80,658		Trust
Money Market Fund				9.80%, 04/01/2021	2,553	2,936
				Continental Airlines 2006-ERJ1 Pass Through
TOTAL INVESTMENT COMPANIES		$80,658		Trust
PREFERRED STOCKS - 0.52%	Shares Held	Value(000	's)	9.32%, 11/01/2019(c),(d)	213	241
Banks - 0.18%				Continental Airlines 2012-3 Class C Pass Thru
COBANK ACB 11.00%; Series D	60,000	3,150		Certificates
				6.13%, 04/29/2018	845	900
				Delta Air Lines 2007-1 Class B Pass Through
Computers - 0.00%				Trust
Stratus Technologies Bermuda Ltd / Stratus	2,814	—		8.02%, 08/10/2022(c)	475	551
Technologies Inc (a),(b),(c)				Delta Air Lines 2007-1 Class C Pass Through
				Trust
Diversified Financial Services - 0.11%				8.95%, 08/10/2014	122	124
Ally Financial Inc (d)	2,046	2,026		Delta Air Lines 2012-1 Class B Pass Through
				Trust
				6.88%, 05/07/2019(c),(d)	1,119	1,228
Insurance - 0.23%				Northwest Airlines 2007-1 Class A Pass
Hartford Financial Services Group Inc/The	19,400	580		Through Trust
XLIT Ltd	3,935	3,383		7.03%, 11/01/2019	1,858	2,118
		$3,963		UAL 2007-1 Pass Through Trust
Packaging & Containers - 0.00%				6.64%, 01/02/2024	519	569
Constar International(a),(b),(c)	977	—		United Airlines Inc
				6.75%, 09/15/2015(d)	1,060	1,077
				US Airways 2013-1 Class B Pass Through
TOTAL PREFERRED STOCKS		$9,139		Trust
				5.38%, 11/15/2021(c)	855	876
						$12,761

				Automobile Manufacturers - 0.97%
				Chrysler Group LLC / CG Co-Issuer Inc
				8.00%, 06/15/2019	3,254	3,563

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Manufacturers (continued)				Banks (continued)
Chrysler Group LLC / CG Co-Issuer Inc				Wells Fargo & Co (continued)
(continued)				7.98%, 12/31/2049(e)	$1,500	$1,703
8.00%, 06/15/2019(d)	$1,344	$1,472				$46,604
8.25%, 06/15/2021	3,647	4,098
8.25%, 06/15/2021(d)	3,447	3,874		Beverages - 0.11%
Ford Motor Co				Constellation Brands Inc
9.98%, 02/15/2047	1,570	2,369		3.75%, 05/01/2021	229	224
General Motors Co				4.25%, 05/01/2023	461	453
0.00%, 11/15/2015(a),(b),(c)	75	—		6.00%, 05/01/2022	295	327
0.00%, 11/15/2015(a),(b),(c)	100	—		7.25%, 05/15/2017	275	317
0.00%, 12/01/2020(a),(b),(c)	25	—		Crestview DS Merger Sub II Inc
				10.00%, 09/01/2021(d)	606	673
0.00%, 12/01/2020(a),(b),(c)	50	—
0.00%, 07/15/2023(a),(b),(c)	1,000	—				$1,994
0.00%, 09/01/2025(a),(b),(c)	700	—		Building Materials - 2.00%
0.00%, 05/01/2028(a),(b),(c)	150	—		Building Materials Corp of America
0.00%, 07/15/2033(a),(b),(c)	5,050	—		6.75%, 05/01/2021(d)	2,330	2,522
0.00%, 03/15/2036(a),(b),(c)	725	—		Calcipar SA
3.50%, 10/02/2018(d)	190	194		6.88%, 05/01/2018(d)	253	268
Jaguar Land Rover Automotive PLC				Cemex Espana Luxembourg
4.13%, 12/15/2018(d)	1,008	1,041		9.25%, 05/12/2020(d)	1,900	2,066
5.63%, 02/01/2023(d)	300	313		9.88%, 04/30/2019(d)	3,725	4,261
		$16,924		Cemex Finance LLC
				6.00%, 04/01/2024(d)	581	582
Automobile Parts & Equipment - 0.38%				9.38%, 10/12/2022(d)	1,425	1,642
Goodyear Tire & Rubber Co/The
6.50%, 03/01/2021	800	866		Cemex SAB de CV
				5.23%, 09/30/2015(d),(e)	1,000	1,029
7.00%, 05/15/2022	3,020	3,330		6.50%, 12/10/2019(d)	325	341
Pittsburgh Glass Works LLC				7.25%, 01/15/2021(d)	2,463	2,648
8.00%, 11/15/2018(d)	750	817
				9.00%, 01/11/2018(d)	650	702
Schaeffler Finance BV
4.75%, 05/15/2021(d)	475	487		Griffon Corp
				5.25%, 03/01/2022(d)	800	790
Stackpole International Intermediate /
Stackpole International Powder				Headwaters Inc
				7.25%, 01/15/2019(d)	482	507
7.75%, 10/15/2021(d)	1,065	1,140
		$6,640		Lafarge SA
				7.13%, 07/15/2036	550	624
Banks- 2.68%				Masco Corp
Bank of America Corp				5.95%, 03/15/2022	370	403
8.00%, 12/29/2049(e)	1,223	1,385		7.13%, 03/15/2020	48	56
8.13%, 12/29/2049(e)	3,195	3,628		Masonite International Corp
Barclays Bank PLC				8.25%, 04/15/2021(d)	1,460	1,606
7.63%, 11/21/2022	1,330	1,510		Norbord Inc
CIT Group Inc				5.38%, 12/01/2020(d)	665	675
3.88%, 02/19/2019	4,695	4,748		Roofing Supply Group LLC / Roofing Supply
5.00%, 05/15/2017	672	718		Finance Inc
5.00%, 08/15/2022	2,778	2,841		10.00%, 06/01/2020(d)	43	47
5.25%, 03/15/2018	2,135	2,290		Unifrax I LLC / Unifrax Holding Co
5.38%, 05/15/2020	4,392	4,688		7.50%, 02/15/2019(d)	500	528
5.50%, 02/15/2019(d)	2,170	2,338		US Concrete Inc
6.63%, 04/01/2018(d)	5,060	5,648		8.50%, 12/01/2018(d)	530	574
Citigroup Inc				USG Corp
5.95%, 12/29/2049	1,881	1,860		5.88%, 11/01/2021(d)	263	279
Goldman Sachs Group Inc/The				7.88%, 03/30/2020(d)	26	29
5.70%, 12/29/2049(e)	868	886		8.38%, 10/15/2018(d)	1,625	1,731
Morgan Stanley				9.75%, 01/15/2018(e)	5,700	6,868
5.45%, 12/29/2049(e)	435	439		Vulcan Materials Co
Royal Bank of Scotland Group PLC				7.50%, 06/15/2021	3,425	4,033
6.00%, 12/19/2023	1,555	1,625				$34,811
6.10%, 06/10/2023	627	664
6.13%, 12/15/2022	2,291	2,439		Chemicals - 1.62%
Royal Bank of Scotland PLC/The				Ashland Inc
9.50%, 03/16/2022(e)	1,465	1,714		3.00%, 03/15/2016	688	702
Sophia Holding Finance LP / Sophia Holding				3.88%, 04/15/2018	846	869
				4.75%, 08/15/2022(e)	1,237	1,222
Finance Inc
9.63%, PIK 9.63%, 12/01/2018(d),(f)	2,180	2,273		Axalta Coating Systems US Holdings Inc /
Wachovia Capital Trust III				Axalta Coating Systems Dutch Holding B
				7.38%, 05/01/2021(d)	885	971
5.57%, 03/29/2049(e)	1,724	1,659
Wells Fargo & Co				Axiall Corp
				4.88%, 05/15/2023(d)	1,007	984
5.90%, 12/15/2049(e)	1,512	1,548
				Basell Finance Co BV
				8.10%, 03/15/2027(d)	825	1,094

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Chemicals (continued)				Commercial Services (continued)
Celanese US Holdings LLC				Avis Budget Car Rental LLC / Avis Budget
4.63%, 11/15/2022	$905	$910		Finance Inc (continued)
Chemtura Corp				9.75%, 03/15/2020	$472	$538
5.75%, 07/15/2021	750	778		Catalent Pharma Solutions Inc
Eagle Spinco Inc				7.88%, 10/15/2018	734	747
4.63%, 02/15/2021(d)	523	520		Cenveo Corp
Huntsman International LLC				8.88%, 02/01/2018	1,000	1,034
4.88%, 11/15/2020	1,175	1,190		Ceridian Corp
8.63%, 03/15/2020	860	942		8.88%, 07/15/2019(d)	1,859	2,117
8.63%, 03/15/2021	3,310	3,691		12.25%, 11/15/2015	1,059	1,069
LyondellBasell Industries NV				11.25%, 11/15/2015(e)	2,495	2,526
5.00%, 04/15/2019	800	897		Deluxe Corp
6.00%, 11/15/2021	750	885		7.00%, 03/15/2019	1,310	1,415
Nufarm Australia Ltd				Envision Healthcare Corp
6.38%, 10/15/2019(d)	725	749		8.13%, 06/01/2019	1,574	1,672
Olin Corp				FTI Consulting Inc
5.50%, 08/15/2022	900	925		6.75%, 10/01/2020	750	807
PolyOne Corp				Garda World Security Corp
5.25%, 03/15/2023	1,889	1,908		7.25%, 11/15/2021(d)	1,580	1,665
7.38%, 09/15/2020	1,257	1,376		H&E Equipment Services Inc
PQ Corp				7.00%, 09/01/2022	1,219	1,341
8.75%, 05/01/2018(d)	4,625	5,041		Harland Clarke Holdings Corp
Rain CII Carbon LLC / CII Carbon Corp				6.88%, 03/01/2020(d)	260	261
8.00%, 12/01/2018(d)	830	869		9.25%, 03/01/2021(d)	445	445
8.25%, 01/15/2021(d)	710	738		9.75%, 08/01/2018(d)	1,400	1,533
Tronox Finance LLC				Hertz Corp/The
6.38%, 08/15/2020	825	841		4.25%, 04/01/2018	330	341
		$28,102		5.88%, 10/15/2020	1,075	1,140
				6.25%, 10/15/2022	570	610
Coal- 1.32%				6.75%, 04/15/2019	228	245
Alpha Natural Resources Inc				7.38%, 01/15/2021	525	578
6.00%, 06/01/2019	5,181	3,938		Iron Mountain Inc
6.25%, 06/01/2021	4,155	3,064		5.75%, 08/15/2024	2,595	2,563
9.75%, 04/15/2018	1,570	1,476		7.75%, 10/01/2019	4,809	5,290
Arch Coal Inc				8.38%, 08/15/2021	1,603	1,691
7.25%, 10/01/2020	1,030	780		Jaguar Holding Co II / Jaguar Merger Sub Inc
7.25%, 06/15/2021	2,210	1,652		9.50%, 12/01/2019(d)	1,125	1,243
9.88%, 06/15/2019	1,175	1,010		Lender Processing Services Inc / Black Knight
Cloud Peak Energy Resources LLC / Cloud				Lending Solutions Inc
Peak Energy Finance Corp				5.75%, 04/15/2023	675	722
6.38%, 03/15/2024	835	868		Live Nation Entertainment Inc
Consol Energy Inc				7.00%, 09/01/2020(d)	474	517
6.38%, 03/01/2021	800	843		Mustang Merger Corp
8.25%, 04/01/2020	390	425		8.50%, 08/15/2021(d)	383	419
CONSOL Energy Inc				Quad/Graphics Inc
5.88%, 04/15/2022(d)	3,865	3,981
				7.00%, 05/01/2022(d)	800	800
Peabody Energy Corp				RR Donnelley & Sons Co
6.25%, 11/15/2021	3,720	3,776		6.00%, 04/01/2024	1,875	1,889
Walter Energy Inc				6.50%, 11/15/2023	1,370	1,442
8.50%, 04/15/2021	1,820	1,083		7.00%, 02/15/2022	2,470	2,717
		$22,896		7.25%, 05/15/2018	1,783	2,068
Commercial Services - 5.11%				7.63%, 06/15/2020	2,703	3,088
ACE Cash Express Inc				7.88%, 03/15/2021	3,365	3,853
11.00%, 02/01/2019(d)	1,631	1,305		8.25%, 03/15/2019	2,275	2,707
ADT Corp/The				Service Corp International/US
3.50%, 07/15/2022	289	255		5.38%, 05/15/2024(d),(g)	2,335	2,352
4.13%, 04/15/2019	325	324		7.00%, 05/15/2019	850	907
4.13%, 06/15/2023	1,525	1,373		8.00%, 11/15/2021	440	510
6.25%, 10/15/2021(d)	1,390	1,449		ServiceMaster Co/The
APX Group Inc				7.00%, 08/15/2020	4,485	4,732
6.38%, 12/01/2019	705	717		8.00%, 02/15/2020	7,490	8,080
8.75%, 12/01/2020	1,955	1,994		Speedy Cash Intermediate Holdings Corp
Ashtead Capital Inc				10.75%, 05/15/2018(d)	475	471
6.50%, 07/15/2022(d)	775	841		United Rentals North America Inc
Avis Budget Car Rental LLC / Avis Budget				5.75%, 11/15/2024	170	176
Finance Inc				6.13%, 06/15/2023	4,959	5,331
4.88%, 11/15/2017	362	379		7.38%, 05/15/2020	1,345	1,490
5.50%, 04/01/2023	789	797		8.25%, 02/01/2021	3,015	3,373
8.25%, 01/15/2019	19	20

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)		BONDS (continued)	Amount (000's)	Value(000	's)

Commercial Services (continued)					Diversified Financial Services (continued)
United Rentals North America Inc					General Motors Financial Co Inc
(continued)					2.75%, 05/15/2016	$225	$228
8.38%, 09/15/2020	$875	$970			3.25%, 05/15/2018	874	883
		$88,939			4.25%, 05/15/2023	2,400	2,355
					4.75%, 08/15/2017	2,015	2,156
Computers - 0.84%					Icahn Enterprises LP / Icahn Enterprises
iGATE Corp					Finance Corp
4.75%, 04/15/2019(d)	760	769
					3.50%, 03/15/2017(d)	5,720	5,763
Seagate HDD Cayman					4.88%, 03/15/2019(d)	2,785	2,823
3.75%, 11/15/2018(d)	775	802
					5.88%, 02/01/2022(d)	1,764	1,790
4.75%, 06/01/2023(d)	948	949
					ILFC E-Capital Trust I
6.88%, 05/01/2020	815	886			5.46%, 12/21/2065(d),(e)	4,533	4,306
7.00%, 11/01/2021	2,615	2,932			ILFC E-Capital Trust II
Sungard Availability Services Capital Inc					6.25%, 12/21/2065(d),(e)	577	558
8.75%, 04/01/2022(d)	263	254
					International Lease Finance Corp
SunGard Data Systems Inc					3.88%, 04/15/2018	1,030	1,045
6.63%, 11/01/2019	3,095	3,242			4.63%, 04/15/2021	87	87
7.38%, 11/15/2018	444	471			6.25%, 05/15/2019	2,415	2,666
7.63%, 11/15/2020	3,892	4,252			8.25%, 12/15/2020	3,677	4,435
		$14,557			8.62%, 09/15/2015(e)	1,365	1,498
Consumer Products - 1.77%					8.63%, 01/15/2022	3,809	4,666
Prestige Brands Inc					8.75%, 03/15/2017(e)	2,225	2,592
5.38%, 12/15/2021(d)	510	523			8.88%, 09/01/2017	3,095	3,679
Reynolds Group Issuer Inc / Reynolds Group					Jefferies Finance LLC / JFIN Co-Issuer Corp
Issuer LLC / Reynolds Group Issuer					6.88%, 04/15/2022(d)	415	415
(Luxembourg) S.A.					Nationstar Mortgage LLC / Nationstar Capital
5.75%, 10/15/2020	3,160	3,287			Corp
6.88%, 02/15/2021(e)	2,295	2,470			6.50%, 07/01/2021	232	221
7.13%, 04/15/2019	700	738			7.88%, 10/01/2020	327	334
7.88%, 08/15/2019	6,580	7,221			9.63%, 05/01/2019	386	428
8.25%, 02/15/2021	1,805	1,952			Neuberger Berman Group LLC/Neuberger
8.50%, 05/15/2018	1,450	1,515			Berman Finance Corp
9.00%, 04/15/2019	1,200	1,281			5.63%, 03/15/2020(d)	740	779
9.88%, 08/15/2019	8,785	9,751			5.88%, 03/15/2022(d)	500	533
Spectrum Brands Inc					SLM Corp
6.63%, 11/15/2022	825	901			4.88%, 06/17/2019	6,495	6,682
6.75%, 03/15/2020	1,025	1,106			5.50%, 01/15/2019	2,375	2,515
		$30,745			6.13%, 03/25/2024	3,460	3,438
					Walter Investment Management Corp
Cosmetics & Personal Care - 0.05%					7.88%, 12/15/2021(d)	3,930	3,901
Revlon Consumer Products Corp							$99,203
5.75%, 02/15/2021(e)	825	831
					Electric - 3.03%
					AES Corp/VA
Distribution & Wholesale - 0.20%					5.50%, 03/15/2024	2,123	2,123
HD Supply Inc					Calpine Corp
7.50%, 07/15/2020	1,150	1,245			0.00%, 07/15/2013(a),(b),(c)	1,500	—
8.13%, 04/15/2019	925	1,024			5.88%, 01/15/2024(d)	1,114	1,143
VWR Funding Inc					6.00%, 01/15/2022(d)	1,460	1,551
7.25%, 09/15/2017	1,155	1,239			7.50%, 02/15/2021(d)	7,810	8,533
		$3,508			7.88%, 07/31/2020(d)	2,163	2,371
					7.88%, 01/15/2023(d)	1,534	1,718
Diversified Financial Services - 5.71%
Aircastle Ltd					Dynegy Holdings Inc
					0.00%, 06/01/2015(a),(b),(c)	100	—
4.63%, 12/15/2018	3,475	3,558			0.00%, 06/01/2019(a),(b),(c)	3,158	—
6.25%, 12/01/2019	1,117	1,204			0.00%, 10/15/2026(a),(b),(c)	92	—
Ally Financial Inc
2.75%, 01/30/2017	4,400	4,455			Dynegy Inc
					5.88%, 06/01/2023(d)	727	702
4.75%, 09/10/2018	70	74
5.50%, 02/15/2017	1,403	1,526			Dynegy Roseton LLC / Dynegy Danskammer
6.25%, 12/01/2017	4,672	5,215			LLC Pass Through Trust Series B
					0.00%, 11/08/2016(a),(b),(c)	2,773	—
6.75%, 12/01/2014	2,685	2,772
7.50%, 09/15/2020	2,165	2,566			GenOn Energy Inc
8.00%, 03/15/2020	8,155	9,857			7.88%, 06/15/2017	1,500	1,541
8.00%, 11/01/2031	1,646	2,025			9.88%, 10/15/2020	2,210	2,315
CNG Holdings Inc/OH					InterGen NV
9.38%, 05/15/2020(d)	1,855	1,688			7.00%, 06/30/2023(d)	643	675
Denali Borrower LLC / Denali Finance Corp					IPALCO Enterprises Inc
5.63%, 10/15/2020(d)	2,654	2,727			5.00%, 05/01/2018	1,150	1,225
E*TRADE Financial Corp					NRG Energy Inc
					6.25%, 07/15/2022(d)	3,590	3,711
6.38%, 11/15/2019	700	760
See accompanying notes				212

Schedule of Investments High Yield Fund I

April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Entertainment (continued)
NRG Energy Inc (continued)				WMG Acquisition Corp (continued)
6.25%, 05/01/2024(d)	$1,000	$1,004		6.75%, 04/15/2022(d)	$725	$730
6.63%, 03/15/2023	1,143	1,194				$41,871
7.63%, 01/15/2018	4,390	4,972
7.63%, 05/15/2019	3,405	3,543		Environmental Control - 0.19%
7.88%, 05/15/2021	8,029	8,902		Casella Waste Systems Inc
8.25%, 09/01/2020	4,910	5,419		7.75%, 02/15/2019	1,195	1,252
		$52,642		Covanta Holding Corp
				5.88%, 03/01/2024	400	408
Electrical Components & Equipment - 0.07%				Darling International Inc
International Wire Group Holdings Inc				5.38%, 01/15/2022(d)	1,605	1,649
8.50%, 10/15/2017(d)	1,093	1,191				$3,309

				Food- 1.27%
Electronics - 0.19%				ARAMARK Corp
Flextronics International Ltd				5.75%, 03/15/2020	1,085	1,138
5.00%, 02/15/2023	1,635	1,643		BI-LO LLC / BI-LO Finance Corp
Viasystems Inc				8.63%, PIK 9.38%, 09/15/2018(d),(f)	109	111
7.88%, 05/01/2019(d)	1,527	1,626		Bumble Bee Holdings Inc
		$3,269		9.00%, 12/15/2017(d)	2,241	2,415
				Hearthside Group Holdings LLC/Hearthside
Engineering & Construction - 0.17%				Finance Co
Dycom Investments Inc				6.50%, 05/01/2022(d),(g)	62	63
7.13%, 01/15/2021	750	812
				HJ Heinz Co
Tutor Perini Corp				4.25%, 10/15/2020(d)	2,487	2,451
7.63%, 11/01/2018	1,974	2,097		Ingles Markets Inc
		$2,909		5.75%, 06/15/2023	780	778
Entertainment - 2.41%				JBS USA LLC / JBS USA Finance Inc
AMC Entertainment Inc				7.25%, 06/01/2021(d)	1,317	1,421
5.88%, 02/15/2022(d)	1,385	1,416		7.25%, 06/01/2021(d)	1,077	1,162
CCM Merger Inc				8.25%, 02/01/2020(d)	1,018	1,114
9.13%, 05/01/2019(d)	765	820		Pilgrim's Pride Corp
Cedar Fair LP / Canada's Wonderland Co /				7.88%, 12/15/2018	2,075	2,223
Magnum Management Corp				Post Holdings Inc
5.25%, 03/15/2021	1,800	1,827		6.75%, 12/01/2021(d)	1,433	1,501
9.13%, 08/01/2018	1,795	1,907		Smithfield Foods Inc
Chukchansi Economic Development				5.25%, 08/01/2018(d)	1,620	1,689
Authority				5.88%, 08/01/2021(d)	1,278	1,343
9.75%, 05/30/2020(b),(d)	1,268	875		6.63%, 08/15/2022	1,046	1,141
DreamWorks Animation SKG Inc				7.75%, 07/01/2017	1,410	1,632
6.88%, 08/15/2020(d)	970	1,052		SUPERVALU Inc
GLP Capital LP / GLP Financing II Inc				8.00%, 05/01/2016	1,646	1,821
4.38%, 11/01/2018(d)	2,340	2,422				$22,003
4.88%, 11/01/2020(d)	5,240	5,410
5.38%, 11/01/2023(d)	1,210	1,246		Forest Products & Paper - 0.02%
Graton Economic Development Authority				Clearwater Paper Corp
9.63%, 09/01/2019(d)	3,935	4,496		4.50%, 02/01/2023	370	358
Isle of Capri Casinos Inc
5.88%, 03/15/2021	1,515	1,511		Gas- 0.03%
Mohegan Tribal Gaming Authority				NGL Energy Partners LP / NGL Energy
9.75%, 09/01/2021	3,085	3,394		Finance Corp
11.00%, 09/15/2018(d)	1,470	1,474		6.88%, 10/15/2021(d)	516	537
Peninsula Gaming LLC / Peninsula Gaming
Corp
8.38%, 02/15/2018(d)	2,755	2,962		Hand & Machine Tools - 0.16%
				BC Mountain LLC / BC Mountain Finance
Pinnacle Entertainment Inc				Inc
7.50%, 04/15/2021	1,810	1,968		7.00%, 02/01/2021(d)	788	766
7.75%, 04/01/2022	2,130	2,311		Milacron LLC / Mcron Finance Corp
PNK Finance Corp				7.75%, 02/15/2021(d)	1,040	1,139
6.38%, 08/01/2021(d)	1,250	1,313
Regal Entertainment Group				Victor Technologies Group Inc
5.75%, 06/15/2023	825	842		9.00%, 12/15/2017	842	901
5.75%, 02/01/2025	430	426				$2,806
Seneca Gaming Corp				Healthcare - Products - 0.78%
8.25%, 12/01/2018(d)	1,380	1,477		Alere Inc
Shingle Springs Tribal Gaming Authority				6.50%, 06/15/2020	1,500	1,575
9.75%, 09/01/2021(d)	715	797		7.25%, 07/01/2018	500	549
WMG Acquisition Corp				Biomet Inc
5.63%, 04/15/2022(d)	145	147		6.50%, 08/01/2020	1,710	1,870
6.00%, 01/15/2021(d)	1,000	1,048		6.50%, 10/01/2020	1,000	1,090

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Healthcare - Products (continued)				Healthcare - Services (continued)
ConvaTec Finance International SA				United Surgical Partners International Inc
8.25%, PIK 9.00%, 01/15/2019(d),(f)	$511	$522		9.00%, 04/01/2020	$4,535	$5,063
ConvaTec Healthcare E SA						$86,092
10.50%, 12/15/2018(d)	2,255	2,481
DJO Finance LLC / DJO Finance Corp				Holding Companies - Diversified - 0.05%
9.88%, 04/15/2018	1,495	1,630		Alphabet Holding Co Inc
Fresenius US Finance II Inc				7.75%, 11/01/2017	875	906
4.25%, 02/01/2021(d)	2,060	2,070
Hologic Inc				Home Builders - 1.37%
6.25%, 08/01/2020	1,245	1,317		Brookfield Residential Properties Inc
Mallinckrodt International Finance SA				6.50%, 12/15/2020(d)	985	1,037
3.50%, 04/15/2018	136	135		Brookfield Residential Properties Inc /
4.75%, 04/15/2023	310	299		Brookfield Residential US Corp
		$13,538		6.13%, 07/01/2022(d)	578	591
				DR Horton Inc
Healthcare - Services - 4.95%				4.38%, 09/15/2022	1,545	1,524
Acadia Healthcare Co Inc
6.13%, 03/15/2021(d)	456	467		5.75%, 08/15/2023	2,870	3,049
				K Hovnanian Enterprises Inc
Amsurg Corp				7.00%, 01/15/2019(d)	504	515
5.63%, 11/30/2020	1,075	1,110		7.25%, 10/15/2020(d)	340	368
Centene Corp				9.13%, 11/15/2020(d)	265	296
4.75%, 05/15/2022	245	246
CHS/Community Health Systems Inc				11.88%, 10/15/2015	805	914
5.13%, 08/15/2018	1,890	1,987		Lennar Corp

5.13%, 08/01/2021 (d)	1,885	1,923		4.50%, 06/15/2019	395	399
6.88%, 02/01/2022(d)	4,890	5,068		4.75%, 12/15/2017	1,865	1,972
				4.75%, 11/15/2022(e)	2,575	2,511
7.13%, 07/15/2020	1,325	1,421		6.95%, 06/01/2018	976	1,105
8.00%, 11/15/2019	2,335	2,554
DaVita HealthCare Partners Inc				12.25%, 06/01/2017	310	396
				M/I Homes Inc
5.75%, 08/15/2022	2,985	3,160		8.63%, 11/15/2018	942	1,015
6.38%, 11/01/2018	650	683
6.63%, 11/01/2020	1,165	1,242		Meritage Homes Corp
				7.00%, 04/01/2022	841	922
Fresenius Medical Care US Finance II Inc
5.63%, 07/31/2019 (d)	599	651		Ryland Group Inc/The
5.88%, 01/31/2022(d)	885	942		5.38%, 10/01/2022	1,485	1,470
				Standard Pacific Corp
Fresenius Medical Care US Finance Inc
5.75%, 02/15/2021 (d)	905	964		8.38%, 01/15/2021	1,135	1,346
6.50%, 09/15/2018(d)	3,020	3,390		10.75%, 09/15/2016	566	676
				Taylor Morrison Communities Inc / Monarch
HCA Holdings Inc				Communities Inc
6.25%, 02/15/2021	1,850	1,954		5.25%, 04/15/2021(d)	2,790	2,818
HCA Inc
				WCI Communities Inc
3.75%, 03/15/2019	750	756		6.88%,08/15/2021 (d)	861	887
4.75%, 05/01/2023	570	560
5.00%, 03/15/2024	2,224	2,208				$23,811
5.88%, 03/15/2022	1,519	1,629		Insurance - 0.67%
5.88%, 05/01/2023	830	845		American International Group Inc
6.38%, 01/15/2015	1,058	1,092		8.18%, 05/15/2068	1,578	2,110
6.50%, 02/15/2020	4,185	4,666		A-S Co-Issuer Subsidiary Inc / A-S Merger
7.05%, 12/01/2027	465	463		Sub LLC
7.50%, 02/15/2022	2,005	2,287		7.88%, 12/15/2020(d)	765	811
7.69%, 06/15/2025	1,430	1,523		Fidelity & Guaranty Life Holdings Inc
8.00%, 10/01/2018	1,200	1,423		6.38%, 04/01/2021(d)	750	799
IASIS Healthcare LLC / IASIS Capital Corp				Hartford Financial Services Group Inc/The
8.38%, 05/15/2019	6,310	6,704		8.13%, 06/15/2068(e)	610	720
LifePoint Hospitals Inc				Liberty Mutual Group Inc
5.50%, 12/01/2021(d)	380	395		7.80%, 03/07/2087(d)	2,426	2,760
MPH Acquisition Holdings LLC				10.75%, 06/15/2088(d),(e)	1,353	2,043
6.63%, 04/01/2022(d)	3,755	3,887		Prudential Financial Inc
National Mentor Holdings Inc				5.63%, 06/15/2043(e)	788	814
12.50%, 02/15/2018(d)	1,119	1,189		USI Inc/NY
Tenet Healthcare Corp				7.75%, 01/15/2021(d)	1,516	1,565
4.38%, 10/01/2021	670	642				$11,622
4.50%, 04/01/2021	750	728
4.75%, 06/01/2020	700	703		Internet - 0.32%
5.00%, 03/01/2019(d)	1,770	1,775		CyrusOne LP / CyrusOne Finance Corp
6.00%, 10/01/2020(d)	2,743	2,880		6.38%, 11/15/2022	885	940
6.25%, 11/01/2018	4,858	5,346		eAccess Ltd
				8.25%, 04/01/2018(d)	1,124	1,223
6.75%, 02/01/2020	2,365	2,483
8.00%, 08/01/2020	704	766		IAC/InterActiveCorp
8.13%, 04/01/2022	7,493	8,317		4.88%, 11/30/2018	1,140	1,191

See accompanying notes

Schedule of Investments High Yield Fund I

April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Internet (continued)				Machinery - Construction & Mining - 0.20%
Netflix Inc				BlueLine Rental Finance Corp
5.75%, 03/01/2024(d)	$680	$704		7.00%, 02/01/2019(d)	$1,175	$1,257
Zayo Group LLC / Zayo Capital Inc				Terex Corp
10.13%, 07/01/2020	1,345	1,557		6.00%, 05/15/2021	1,105	1,182
		$5,615		6.50%, 04/01/2020	950	1,031

Iron & Steel - 1.70%						$3,470
AK Steel Corp				Machinery - Diversified - 0.41%
8.75%, 12/01/2018	995	1,112		Case New Holland Industrial Inc
APERAM				7.88%, 12/01/2017	3,580	4,207
7.75%, 04/01/2018(d)	2,000	2,115		Columbus McKinnon Corp/NY
ArcelorMittal				7.88%, 02/01/2019	750	806
5.00%, 02/25/2017(e)	1,500	1,588		Liberty Tire Recycling LLC
5.75%, 08/05/2020(e)	6,014	6,375		11.00%, 10/01/2016(d)	356	345
6.13%, 06/01/2018	1,390	1,524		Manitowoc Co Inc/The
6.75%, 02/25/2022	5,140	5,693		8.50%, 11/01/2020	1,650	1,852
7.50%, 10/15/2039	3,915	4,101				$7,210
10.35%, 06/01/2019(e)	2,545	3,213
Commercial Metals Co				Media- 7.85%
6.50%, 07/15/2017	455	507		AMC Networks Inc
7.35%, 08/15/2018	1,000	1,136		4.75%, 12/15/2022	1,025	1,022
Signode Industrial Group Lux SA/Signode				7.75%, 07/15/2021	1,482	1,660
Industrial Group US Inc				Cablevision Systems Corp
6.38%, 05/01/2022(d)	600	606		8.00%, 04/15/2020	1,880	2,171
Steel Dynamics Inc				CCO Holdings LLC / CCO Holdings Capital
5.25%, 04/15/2023	325	330		Corp
6.13%, 08/15/2019	390	426		5.13%, 02/15/2023	475	464
6.38%, 08/15/2022	320	350		5.25%, 03/15/2021	446	454
7.63%, 03/15/2020	500	541		5.25%, 09/30/2022	2,910	2,910
		$29,617		6.50%, 04/30/2021	3,714	3,965
				8.13%, 04/30/2020	3,735	4,094
Leisure Products & Services - 0.08%				Cequel Communications Holdings I LLC /
MISA Investments Ltd				Cequel Capital Corp
8.63%, 08/15/2018(d)	340	350		5.13%, 12/15/2021(d)	2,730	2,662
Sabre GLBL Inc				6.38%, 09/15/2020(d)	3,212	3,365
8.50%, 05/15/2019(d)	382	421		Clear Channel Communications Inc
Viking Cruises Ltd				6.88%, 06/15/2018	853	819
8.50%, 10/15/2022(d)	500	565		7.25%, 10/15/2027	505	447
		$1,336		9.00%, 12/15/2019	2,030	2,162
				11.25%, 03/01/2021	7,399	8,333
Lodging - 1.71%				Clear Channel Worldwide Holdings Inc
Caesars Entertainment Resort Properties LLC /				6.50%, 11/15/2022	2,122	2,260
Caesars Entertainment Resort Properties				6.50%, 11/15/2022	5,598	5,990
8.00%, 10/01/2020(d)	1,900	1,976
				7.63%, 03/15/2020	5,731	6,175
Felcor Lodging LP				7.63%, 03/15/2020	150	161
6.75%, 06/01/2019	525	562		CSC Holdings LLC
Hilton Worldwide Finance LLC / Hilton				6.75%, 11/15/2021	1,055	1,175
Worldwide Finance Corp				7.63%, 07/15/2018	1,165	1,347
5.63%, 10/15/2021(d)	710	740
				Cumulus Media Holdings Inc
MGM Resorts International				7.75%, 05/01/2019	4,040	4,303
6.75%, 10/01/2020	1,000	1,105		DISH DBS Corp
7.63%, 01/15/2017	435	495		4.25%, 04/01/2018	3,782	3,952
7.75%, 03/15/2022	3,600	4,178		5.00%, 03/15/2023	1,220	1,244
8.63%, 02/01/2019	2,750	3,283		5.13%, 05/01/2020	4,965	5,213
10.00%, 11/01/2016	1,730	2,054		5.88%, 07/15/2022	1,932	2,084
MTR Gaming Group Inc				6.75%, 06/01/2021	7,834	8,852
11.50%, 08/01/2019	2,910	3,273		7.88%, 09/01/2019	147	174
Seminole Hard Rock Entertainment Inc /				Gannett Co Inc
Seminole Hard Rock International LLC				5.13%, 10/15/2019(d)	4,575	4,764
5.88%, 05/15/2021(d)	2,015	2,010
				5.13%, 07/15/2020(d)	2,461	2,547
Station Casinos LLC				6.38%, 10/15/2023(d)	1,465	1,553
7.50%, 03/01/2021	4,260	4,558		7.13%, 09/01/2018	4,780	5,019
Studio City Finance Ltd				Gray Television Inc
8.50%, 12/01/2020(d)	1,675	1,868
				7.50%, 10/01/2020	1,435	1,543
Wynn Las Vegas LLC / Wynn Las Vegas				Liberty Interactive LLC
Capital Corp				8.25%, 02/01/2030	750	821
7.75%, 08/15/2020	3,281	3,626		McGraw-Hill Global Education Holdings LLC
		$29,728		/ McGraw-Hill Global Education Finance
				9.75%, 04/01/2021(d)	386	442

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Media (continued)				Mining (continued)
Mediacom LLC / Mediacom Capital Corp				Taseko Mines Ltd
9.13%, 08/15/2019	$805	$858		7.75%, 04/15/2019	$845	$862
Nielsen Finance LLC / Nielsen Finance Co						$15,243
5.00%, 04/15/2022(d)	6,086	6,102
Numericable Group SA				Miscellaneous Manufacturing - 0.65%
4.88%, 05/15/2019(d),(g)	4,210	4,252		Amsted Industries Inc
				5.00%, 03/15/2022(d)	330	329
6.00%, 05/15/2022(d),(g)	5,520	5,651
6.25%, 05/15/2024(d),(g)	1,479	1,514		Bombardier Inc
				4.75%, 04/15/2019(d)	1,635	1,664
Quebecor Media Inc				6.00%, 10/15/2022(d)	4,055	4,126
5.75%, 01/15/2023	590	593		6.13%, 01/15/2023(d)	823	841
Quebecor World PLC				7.50%, 03/15/2018(d)	1,500	1,710
0.00%, 01/15/2015(a),(b),(c)	480	5
0.00%, 11/15/2025(a),(b),(c)	1,075	11		JB Poindexter & Co Inc
				9.00%, 04/01/2022(d)	1,299	1,426
0.00%, 08/01/2027(a),(b),(c)	830	8
Radio One Inc				JM Huber Corp
				9.88%, 11/01/2019(d)	435	499
9.25%, 02/15/2020(d)	300	319
Sinclair Television Group Inc				Trinseo Materials Operating SCA / Trinseo
5.38%, 04/01/2021	1,091	1,086		Materials Finance Inc
6.13%, 10/01/2022	630	643		8.75%, 02/01/2019	628	669
6.38%, 11/01/2021	175	182				$11,264
Sirius XM Radio Inc				Office & Business Equipment - 0.06%
4.25%, 05/15/2020(d)	1,250	1,200		CDW LLC / CDW Finance Corp
4.63%, 05/15/2023(d)	1,200	1,110		8.50%, 04/01/2019	900	984
5.75%, 08/01/2021(d)	800	820
Time Inc/United States
5.75%, 04/15/2022(d)	440	439		Oil & Gas - 9.62%
Unitymedia Hessen GmbH & Co KG /				Antero Resources Corp
				5.13%, 12/01/2022(d),(g)	3,699	3,731
Unitymedia NRW GmbH
5.50%, 01/15/2023(d)	475	480		Antero Resources Finance Corp
				5.38%, 11/01/2021(d)	1,795	1,835
Univision Communications Inc
5.13%, 05/15/2023(d)	200	204		6.00%, 12/01/2020	1,587	1,698
6.75%, 09/15/2022(d)	4,737	5,210		Bill Barrett Corp
6.88%, 05/15/2019(d)	5,265	5,627		7.00%, 10/15/2022	475	499
7.88%, 11/01/2020(d)	2,000	2,198		7.63%, 10/01/2019	575	621
8.50%, 05/15/2021(d)	925	1,018		Chesapeake Energy Corp
Videotron Ltd				3.25%, 03/15/2016	254	257
5.00%, 07/15/2022	369	372		4.88%, 04/15/2022	8,618	8,629
5.38%, 06/15/2024(d)	657	662		5.38%, 06/15/2021	640	670
VTR Finance BV				5.75%, 03/15/2023	1,465	1,557
6.88%, 01/15/2024(d)	1,667	1,737		6.13%, 02/15/2021	3,312	3,627
		$136,448		6.50%, 08/15/2017	2,200	2,467
				6.63%, 08/15/2020	2,160	2,427
Mining - 0.88%				6.88%, 11/15/2020	527	598
Alcoa Inc				Chesapeake Oilfield Operating LLC /
5.72%, 02/23/2019	475	521		Chesapeake Oilfield Finance Inc
5.90%, 02/01/2027	450	452		6.63%, 11/15/2019	575	599
Aleris International Inc				Cimarex Energy Co
7.63%, 02/15/2018	356	363		5.88%, 05/01/2022	2,452	2,667
7.88%, 11/01/2020	545	549		Citgo Petroleum Corp
Coeur Mining Inc				11.50%, 07/01/2017(d)	825	883
7.88%, 02/01/2021	1,598	1,586		Comstock Resources Inc
First Quantum Minerals Ltd				7.75%, 04/01/2019	550	588
6.75%, 02/15/2020(d)	769	777		9.50%, 06/15/2020	1,201	1,372
7.00%, 02/15/2021(d)	769	780		Concho Resources Inc
7.25%, 10/15/2019(d)	500	514		5.50%, 04/01/2023	2,930	3,051
FMG Resources August 2006 Pty Ltd				6.50%, 01/15/2022	1,045	1,144
6.00%, 04/01/2017(d)	268	282		7.00%, 01/15/2021	975	1,082
6.88%, 02/01/2018(d)	1,033	1,090		Denbury Resources Inc
6.88%, 04/01/2022(d)	863	923		5.50%, 05/01/2022	2,805	2,837
8.25%, 11/01/2019(d)	1,360	1,503		8.25%, 02/15/2020	1,320	1,452
Hecla Mining Co				Energy XXI Gulf Coast Inc
6.88%, 05/01/2021	1,977	1,913		7.50%, 12/15/2021(d)	1,412	1,493
HudBay Minerals Inc				EnQuest PLC
9.50%, 10/01/2020	141	152		7.00%, 04/15/2022(d)	416	425
New Gold Inc				EP Energy LLC / EP Energy Finance Inc
6.25%, 11/15/2022(d)	1,000	1,025		9.38%, 05/01/2020	9,789	11,282
Novelis Inc/GA				EP Energy LLC / Everest Acquisition Finance
8.75%, 12/15/2020	1,750	1,951		Inc
				6.88%, 05/01/2019	330	354
				7.75%, 09/01/2022	1,552	1,729

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
EXCO Resources Inc				Stone Energy Corp
7.50%, 09/15/2018	$4,945	$5,032		7.50%, 11/15/2022	$2,038	$2,211
8.50%, 04/15/2022	2,820	2,898		Summit Midstream Holdings LLC / Summit
Halcon Resources Corp				Midstream Finance Corp
9.25%, 02/15/2022(d)	1,280	1,344		7.50%, 07/01/2021	337	362
9.75%, 07/15/2020(d)	360	384		Swift Energy Co
Hilcorp Energy I LP / Hilcorp Finance Co				7.13%, 06/01/2017	375	379
7.63%, 04/15/2021(d)	1,331	1,461		7.88%, 03/01/2022	1,265	1,259
8.00%, 02/15/2020(d)	1,150	1,241		Talos Production LLC / Talos Production
Jones Energy Holdings LLC / Jones Energy				Finance Inc
Finance Corp				9.75%, 02/15/2018(d)	656	690
6.75%, 04/01/2022(d)	1,000	1,037		Tesoro Corp
Linn Energy LLC / Linn Energy Finance				5.13%, 04/01/2024	328	326
Corp				Ultra Petroleum Corp
7.25%, 11/01/2019(d),(e)	5,680	5,872		5.75%, 12/15/2018(d)	1,550	1,631
7.75%, 02/01/2021	5,846	6,255		Unit Corp
8.63%, 04/15/2020	6,725	7,255		6.63%, 05/15/2021	2,750	2,915
MEG Energy Corp				W&T Offshore Inc
6.50%, 03/15/2021(d)	700	737		8.50%, 06/15/2019	2,179	2,353
7.00%, 03/31/2024(d)	350	371		Whiting Petroleum Corp
Memorial Resource Development LLC /				5.00%, 03/15/2019	2,940	3,095
Memorial Resource Finance Corp				WPX Energy Inc
10.00%, PIK 10.75%, 12/15/2018(d),(f)	360	370		5.25%, 01/15/2017	1,250	1,339
Newfield Exploration Co				6.00%, 01/15/2022	3,518	3,637
5.63%, 07/01/2024	3,024	3,153				$167,283
5.75%, 01/30/2022	8,255	8,853
6.88%, 02/01/2020	500	532		Oil & Gas Services - 0.82%
7.13%, 05/15/2018	300	310		Basic Energy Services Inc
Oasis Petroleum Inc				7.75%, 02/15/2019	150	160
6.88%, 03/15/2022(d)	800	868		7.75%, 10/15/2022	1,004	1,101
Ocean Rig UDW Inc				CGG SA
				6.88%, 01/15/2022(d),(g)	755	762
7.25%, 04/01/2019(d)	551	526
Parker Drilling Co				Exterran Partners LP / EXLP Finance Corp
				6.00%, 10/01/2022(d)	580	577
6.75%, 07/15/2022(d)	600	621
7.50%, 08/01/2020	944	1,010		Hiland Partners LP / Hiland Partners Finance
Plains Exploration & Production Co				Corp
				7.25%, 10/01/2020(d)	2,565	2,796
6.75%, 02/01/2022	1,250	1,395
6.88%, 02/15/2023	825	924		Key Energy Services Inc
Precision Drilling Corp				6.75%, 03/01/2021	1,834	1,935
6.50%, 12/15/2021	435	471		McDermott International Inc
				8.00%, 05/01/2021(d)	302	304
6.63%, 11/15/2020	740	796
QEP Resources Inc				Oil States International Inc
5.25%, 05/01/2023	1,059	1,048		5.13%, 01/15/2023	295	330
5.38%, 10/01/2022	1,875	1,880		6.50%, 06/01/2019	1,550	1,629
6.88%, 03/01/2021	1,375	1,519		Petroleum Geo-Services ASA
				7.38%, 12/15/2018(d)	1,023	1,100
Range Resources Corp
5.00%, 03/15/2023	700	714		Pioneer Energy Services Corp
				6.13%, 03/15/2022(d)	908	931
5.75%, 06/01/2021	2,755	2,948
Rosetta Resources Inc				Sea Trucks Group
				9.00%, 03/26/2018(d)	1,100	1,070
5.63%, 05/01/2021	3,510	3,572
5.88%, 06/01/2022	3,709	3,783		Trinidad Drilling Ltd
				7.88%, 01/15/2019(d)	1,525	1,628
Sabine Oil & Gas LLC / Sabine Oil & Gas
Finance Corp						$14,323
9.75%, 02/15/2017	775	810		Packaging & Containers - 1.76%
Samson Investment Co				Ardagh Packaging Finance PLC
10.75%, 02/15/2020(d),(e)	2,160	2,279		7.38%, 10/15/2017(d)	1,250	1,325
SandRidge Energy Inc				9.13%, 10/15/2020(d)	641	713
7.50%, 03/15/2021	3,625	3,852		Ardagh Packaging Finance PLC / Ardagh
7.50%, 02/15/2023	1,615	1,712		Holdings USA Inc
8.13%, 10/15/2022	3,320	3,594		6.25%, 01/31/2019(d)	535	558
Seadrill Ltd				7.00%, 11/15/2020(d)	137	143
6.13%, 09/15/2020(d)	1,300	1,300		9.13%, 10/15/2020(d)	197	218
6.50%, 10/05/2015	500	523		Ball Corp
SM Energy Co				4.00%, 11/15/2023	600	556
5.00%, 01/15/2024(d)	680	666		5.00%, 03/15/2022	575	588
6.50%, 11/15/2021	1,670	1,795		5.75%, 05/15/2021	290	308
6.50%, 01/01/2023	250	269		6.75%, 09/15/2020	250	268
6.63%, 02/15/2019	1,433	1,532		Berry Plastics Corp
				9.50%, 05/15/2018	726	765

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Packaging & Containers (continued)				Pipelines (continued)
Berry Plastics Corp (continued)				Kinder Morgan Inc/DE
9.75%, 01/15/2021	$13,430	$15,579		5.00%, 02/15/2021(d)	$484	$484
Beverage Packaging Holdings Luxembourg II				5.63%, 11/15/2023(d)	484	484
SA / Beverage Packaging Holdings II				MarkWest Energy Partners LP / MarkWest
5.63%, 12/15/2016(d)	1,370	1,399		Energy Finance Corp
6.00%, 06/15/2017(d)	2,225	2,292		4.50%, 07/15/2023	3,624	3,533
Constar International				5.50%, 02/15/2023	1,975	2,049
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(e),(f)	852	378		6.25%, 06/15/2022	569	613
Crown Americas LLC / Crown Americas				6.75%, 11/01/2020	865	939
Capital Corp IV				Regency Energy Partners LP / Regency Energy
4.50%, 01/15/2023	624	596		Finance Corp
Graphic Packaging International Inc				4.50%, 11/01/2023	1,550	1,461
4.75%, 04/15/2021	714	710		5.50%, 04/15/2023	1,675	1,696
Owens-Brockway Glass Container Inc				5.88%, 03/01/2022	2,046	2,143
7.38%, 05/15/2016	1,685	1,866		6.50%, 07/15/2021	2,125	2,285
Sealed Air Corp				6.88%, 12/01/2018	2,565	2,722
5.25%, 04/01/2023(d)	367	371		Sabine Pass Liquefaction LLC
6.50%, 12/01/2020(d)	500	553		5.63%, 02/01/2021(e)	411	424
8.13%, 09/15/2019(d)	750	834		5.63%, 04/15/2023	2,674	2,701
8.38%, 09/15/2021(d)	575	663		6.25%, 03/15/2022(d)	560	587
		$30,683		SemGroup Corp
				7.50%, 06/15/2021	484	525
Pharmaceuticals - 1.77%				Targa Resources Partners LP / Targa
Endo Finance LLC				Resources Partners Finance Corp
5.75%, 01/15/2022(d)	975	1,007
				5.25%, 05/01/2023	850	850
Endo Health Solutions Inc				6.38%, 08/01/2022	800	856
7.00%, 07/15/2019	1,560	1,677		6.88%, 02/01/2021	250	268
7.00%, 12/15/2020	207	223		Tesoro Logistics LP / Tesoro Logistics Finance
Forest Laboratories Inc				Corp
4.38%, 02/01/2019(d)	630	670
4.88%, 02/15/2021(d)	335	357		5.88%, 10/01/2020	473	495
				5.88%, 10/01/2020(d)	703	736
Grifols Worldwide Operations Ltd				6.13%, 10/15/2021	775	820
5.25%, 04/01/2022(d)	660	670
Salix Pharmaceuticals Ltd						$46,716
6.00%, 01/15/2021(d)	490	526		Real Estate - 0.16%
Valeant Pharmaceuticals International				Kennedy-Wilson Inc
5.63%, 12/01/2021(d)	1,575	1,638		5.88%, 04/01/2024	494	493
6.38%, 10/15/2020(d)	13,595	14,614		Mattamy Group Corp
6.75%, 10/01/2017(d)	500	525		6.50%, 11/15/2020(d)	647	654
6.75%, 08/15/2018(d)	2,739	2,965		Realogy Group LLC
6.75%, 08/15/2021(d)	600	643		7.63%, 01/15/2020(d)	1,460	1,628
6.88%, 12/01/2018(d)	2,485	2,622				$2,775
7.00%, 10/01/2020(d)	250	267
7.25%, 07/15/2022(d)	875	954		REITS- 0.13%
7.50%, 07/15/2021(d)	1,208	1,347		Crown Castle International Corp
		$30,705		4.88%, 04/15/2022	567	576
				5.25%, 01/15/2023	1,056	1,085
Pipelines - 2.69%				DuPont Fabros Technology LP
Access Midstream Partners LP / ACMP				5.88%, 09/15/2021	617	643
Finance Corp						$2,304
4.88%, 05/15/2023	3,527	3,572
4.88%, 03/15/2024	1,060	1,055		Retail - 3.01%
5.88%, 04/15/2021	1,168	1,244		AmeriGas Finance LLC/AmeriGas Finance
6.13%, 07/15/2022	4,176	4,516		Corp
Atlas Pipeline Partners LP / Atlas Pipeline				6.75%, 05/20/2020	3,250	3,534
Finance Corp				7.00%, 05/20/2022	4,238	4,662
4.75%, 11/15/2021	775	736		AmeriGas Partners LP/AmeriGas Finance
5.88%, 08/01/2023	729	720		Corp
Crestwood Midstream Partners LP / Crestwood				6.25%, 08/20/2019	1,125	1,204
Midstream Finance Corp				CEC Entertainment Inc
				8.00%, 02/15/2022(d)	860	881
6.13%, 03/01/2022(d)	727	760
El Paso LLC				Claire's Stores Inc
				6.13%, 03/15/2020(d)	728	695
7.80%, 08/01/2031	1,060	1,138
Energy Transfer Equity LP				8.88%, 03/15/2019	2,463	2,057
				9.00%, 03/15/2019(d)	1,527	1,588
5.88%, 01/15/2024	1,150	1,173
7.50%, 10/15/2020	2,522	2,906		CST Brands Inc
Genesis Energy LP / Genesis Energy Finance				5.00%, 05/01/2023	1,535	1,520
Corp				Ferrellgas LP / Ferrellgas Finance Corp
				6.75%, 01/15/2022(d)	2,610	2,747
5.75%, 02/15/2021	725	754
7.88%, 12/15/2018	1,375	1,471		Guitar Center Inc
				6.50%, 04/15/2019(d)	611	587

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Retail (continued)				Software (continued)
L Brands Inc				First Data Corp
5.63%, 02/15/2022	$1,195	$1,256		6.75%, 11/01/2020(d)	$1,347	$1,438
5.63%, 10/15/2023	2,220	2,314		7.38%, 06/15/2019(d)	2,405	2,579
6.63%, 04/01/2021	459	513		8.25%, 01/15/2021(d)	2,248	2,422
8.50%, 06/15/2019	1,500	1,807		8.75%, PIK 10.00%, 01/15/2022(d),(f)	1,145	1,248
Landry's Inc				11.75%, 08/15/2021	4,496	4,788
9.38%, 05/01/2020(d)	725	799		12.63%, 01/15/2021	9,567	11,480
Michaels FinCo Holdings LLC / Michaels				10.63%, 06/15/2021	2,645	2,999
FinCo Inc				11.25%, 01/15/2021	3,217	3,676
7.50%, PIK 8.25%, 08/01/2018(d),(f)	1,670	1,720		First Data Holdings Inc
Neebo Inc				14.50%, PIK 14.50%, 09/24/2019(d),(f)	640	616
15.00%, 06/30/2016(d)	328	341		IMS Health Inc
Neiman Marcus Group LTD LLC				6.00%, 11/01/2020(d)	823	868
8.00%, 10/15/2021(d)	1,029	1,127		Infor Software Parent LLC / Infor Software
New Albertsons Inc				Parent Inc
6.63%, 06/01/2028	66	50		7.13%, PIK 7.88%, 05/01/2021(d),(f)	567	570
7.75%, 06/15/2026	735	625		Infor US Inc
8.00%, 05/01/2031	405	344		9.38%, 04/01/2019	1,000	1,123
8.70%, 05/01/2030	95	84		Nuance Communications Inc
Party City Holdings Inc				5.38%, 08/15/2020(d)	1,072	1,080
8.88%, 08/01/2020	1,380	1,539		Sophia LP / Sophia Finance Inc
PC Nextco Holdings LLC / PC Nextco Finance				9.75%, 01/15/2019(d)	2,555	2,842
Inc						$43,123
8.75%, PIK 9.50%, 08/15/2019(d),(f)	517	534
PF Chang's China Bistro Inc				Telecommunications - 10.63%
10.25%, 06/30/2020(d)	452	470		Alcatel-Lucent USA Inc
				4.63%, 07/01/2017(d)	787	806
Radio Systems Corp
8.38%, 11/01/2019(d)	1,712	1,877		6.45%, 03/15/2029	794	760
				6.75%, 11/15/2020(d)	897	942
Real Mex Restaurants Inc
11.00%, PIK 0.63%, 03/21/2016(b),(c),(f)	178	178		Altice Financing SA
				6.50%, 01/15/2022(d)	478	501
Rite Aid Corp				7.88%, 12/15/2019(d)	262	286
6.75%, 06/15/2021	750	816
8.00%, 08/15/2020	4,243	4,688		Altice Finco SA
				8.13%, 01/15/2024(d)	200	216
9.25%, 03/15/2020	1,430	1,630		9.88%, 12/15/2020(d)	200	229
Sally Holdings LLC / Sally Capital Inc
5.50%, 11/01/2023	742	755		Altice SA
				7.75%, 05/15/2022(d),(g)	2,464	2,569
Sears Holdings Corp
6.63%, 10/15/2018	5,028	4,638		Avaya Inc
				7.00%, 04/01/2019(d)	480	478
Suburban Propane Partners LP/Suburban				9.00%, 04/01/2019(d)	900	929
Energy Finance Corp				10.50%, 03/01/2021(d)	708	644
7.38%, 08/01/2021	797	877
7.50%, 10/01/2018	2,652	2,811		CenturyLink Inc
Tops Holding Corp / Tops Markets LLC				6.45%, 06/15/2021	4,080	4,396
8.88%, 12/15/2017	1,055	1,150		6.75%, 12/01/2023	895	960
		$52,418		Cincinnati Bell Inc
				8.38%, 10/15/2020	346	381
Semiconductors - 0.42%				8.75%, 03/15/2018	292	307
Advanced Micro Devices Inc				Citizens Communications Co
6.75%, 03/01/2019(d)	828	859		7.13%, 03/15/2019	3,040	3,397
7.75%, 08/01/2020	705	749		Clearwire Communications LLC/Clearwire
Amkor Technology Inc				Finance Inc
6.38%, 10/01/2022	1,341	1,411		14.75%, 12/01/2016(d)	1,240	1,634
6.63%, 06/01/2021	206	221		Embarq Corp
Freescale Semiconductor Inc				8.00%, 06/01/2036	6,527	6,975
5.00%, 05/15/2021(d)	205	207		Frontier Communications Corp
6.00%, 01/15/2022(d)	1,764	1,844		7.63%, 04/15/2024	1,100	1,141
8.05%, 02/01/2020	1,088	1,189		8.25%, 05/01/2014	2	2
NXP BV / NXP Funding LLC				8.50%, 04/15/2020	410	477
3.50%, 09/15/2016(d)	200	205		8.75%, 04/15/2022	735	838
5.75%, 02/15/2021(d)	297	314		9.00%, 08/15/2031	4,608	4,769
5.75%, 03/15/2023(d)	232	245		9.25%, 07/01/2021	566	669
		$7,244		Goodman Networks Inc
				12.13%, 07/01/2018(d)	403	445
Software - 2.48%				12.13%, 07/01/2018	1,090	1,205
Activision Blizzard Inc				Hughes Satellite Systems Corp
5.63%, 09/15/2021(d)	3,120	3,327
6.13%, 09/15/2023(d)	1,010	1,098		6.50%, 06/15/2019	1,735	1,909
				Intelsat Jackson Holdings SA
Audatex North America Inc				5.50%, 08/01/2023(d)	7,580	7,419
6.00%, 06/15/2021(d)	807	866
				6.63%, 12/15/2022(d)	1,400	1,439
6.13%, 11/01/2023(d)	96	103
				6.63%, 12/15/2022	1,980	2,035

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)						Telecommunications (continued)
Intelsat Jackson Holdings SA	(continued)					UPCB Finance V Ltd
7.25%, 10/15/2020		$1,570		$1,696		7.25%, 11/15/2021(d)	$695		$766
7.50%, 04/01/2021		650		713		UPCB Finance VI Ltd
8.50%, 11/01/2019		2,490		2,664		6.88%, 01/15/2022(d)	840		916
Intelsat Luxembourg SA						Virgin Media Finance PLC
7.75%, 06/01/2021		3,581		3,734		6.38%, 04/15/2023(d)	578		607
8.13%, 06/01/2023		2,924		3,070		8.38%, 10/15/2019	444		475
Level 3 Communications Inc						Virgin Media Secured Finance PLC
8.88%, 06/01/2019		630		691		5.38%, 04/15/2021(d)	1,425		1,460
11.88%, 02/01/2019		3,819		4,306		Wind Acquisition Finance SA
Level 3 Financing Inc						7.25%, 02/15/2018(d)	1,082		1,139
3.85%, 01/15/2018(d),(e)		230		233		7.38%, 04/23/2021(d)	849		872
6.13%, 01/15/2021(d)		2,718		2,854		Windstream Corp
7.00%, 06/01/2020		997		1,077		6.38%, 08/01/2023	59		57
8.13%, 07/01/2019		8,070		8,826		7.50%, 06/01/2022	2,271		2,424
8.63%, 07/15/2020		2,475		2,772		7.50%, 04/01/2023	581		613
9.38%, 04/01/2019		3,325		3,674		7.75%, 10/15/2020	980		1,058
MetroPCS Wireless Inc						7.75%, 10/01/2021	3,780		4,092
6.63%, 11/15/2020		1,679		1,792		7.88%, 11/01/2017	2,145		2,465
NII Capital Corp						8.13%, 09/01/2018	275		291
7.63%, 04/01/2021		3,317		987					$184,929
NII International Telecom SCA
7.88%, 08/15/2019(d)		810		571		Transportation - 0.48%
11.38%, 08/15/2019(d)		873		633		Bluewater Holding BV
						10.00%, 12/10/2019(d)	2,000		2,125
Nokia OYJ
5.38%, 05/15/2019		617		660		Florida East Coast Holdings Corp
						6.75%, 05/01/2019(d)	385		396
6.63%, 05/15/2039		216		232
Qwest Capital Funding Inc						Martin Midstream Partners LP / Martin
6.88%, 07/15/2028		159		157		Midstream Finance Corp
7.75%, 02/15/2031		1,250		1,263		7.25%, 02/15/2021	543		566
						7.25%, 02/15/2021(d)	500		521
Qwest Corp
6.88%, 09/15/2033		4,436		4,443		Navios Maritime Acquisition Corp / Navios
7.25%, 09/15/2025		310		355		Acquisition Finance US Inc
						8.13%, 11/15/2021(d)	231		241
SBA Telecommunications Inc
5.75%, 07/15/2020		1,280		1,344		Navios South American Logistics Inc / Navios
SoftBank Corp						Logistics Finance US Inc
						7.25%, 05/01/2022(d)	1,485		1,489
4.50%, 04/15/2020(d)		1,988		1,993
Sprint Capital Corp						PHI Inc
						5.25%, 03/15/2019(d)	419		425
6.88%, 11/15/2028		2,465		2,434
6.90%, 05/01/2019		1,634		1,793		Ridgebury Crude Tankers LLC
						7.63%, 03/20/2017(d)	668		684
8.75%, 03/15/2032		4,408		4,931
Sprint Communications Inc						Ultrapetrol Bahamas Ltd
6.00%, 12/01/2016		1,841		2,016		8.88%, 06/15/2021	1,814		1,977
6.00%, 11/15/2022		1,500		1,511					$8,424
7.00%, 03/01/2020(d)		884		1,020		Trucking & Leasing - 0.05%
7.00%, 08/15/2020		3,770		4,100		Jurassic Holdings III Inc
9.00%, 11/15/2018(d)		3,261		3,975		6.88%, 02/15/2021(d)	810		838
11.50%, 11/15/2021		374		501
Sprint Corp						TOTAL BONDS			$1,520,596
7.13%, 06/15/2024(d)		4,193		4,403
7.25%, 09/15/2021(d)		3,071		3,347			Principal
7.88%, 09/15/2023(d)		4,034		4,447		CONVERTIBLE BONDS - 0.05%	Amount (000's)	Value	(000	's)
Syniverse Holdings Inc						Diversified Financial Services - 0.05%
9.13%, 01/15/2019		1,260		1,367		Somerset Cayuga Holding Co Inc
T-Mobile USA Inc						20.00%, PIK 20.00%, 06/15/2017(b),(d),(f)	366		869
5.25%, 09/01/2018		467		492
6.13%, 01/15/2022		1,585		1,666		Retail - 0.00%
6.25%, 04/01/2021		2,445		2,604		Real Mex Restaurants Inc
6.46%, 04/28/2019		2,153		2,282		1.12%, PIK 0.00%, 03/21/2018(b),(c),(f)	81		—
6.50%, 01/15/2024		1,407		1,475
6.54%, 04/28/2020		3,455		3,714		TOTAL CONVERTIBLE BONDS			$869
6.63%, 04/28/2021		3,936		4,251
6.63%, 04/01/2023		1,108		1,186		SENIOR FLOATING RATE INTERESTS -	Principal
6.73%, 04/28/2022		5,233		5,645		8.16%	Amount (000's) Value (000's)
6.84%, 04/28/2023		2,611		2,810		Advertising - 0.32%
tw telecom holdings inc						inVentiv Health Inc, Term Loan B
5.38%, 10/01/2022		3,910		3,969		7.50%, 08/04/2016(e)	$1,183		$1,182
UPCB Finance III Ltd						RH Donnelley Inc, Term Loan
6.63%, 07/01/2020(d)		2,115		2,257		9.75%, 10/24/2014(e)	362		226

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Advertising (continued)			Consumer Products - 0.09%
RH Donnelley Inc, Term Loan (continued)			Dell International LLC, Term Loan B
9.75%, 10/24/2014(e)	$437	$272	4.50%, 03/24/2020(e)	$1,591	$1,586
Vertis Inc, Term Loan EXIT
0.00%, 12/31/2015(a),(b),(e)	1,359	20
Visant Corp, Term Loan			Diversified Financial Services - 0.47%
5.25%, 12/22/2016(e)	3,878	3,785	Delos Finance Sarl, Term Loan B
			3.50%, 02/26/2021(e)	1,265	1,260
		$5,485	Nuveen Investments Inc, Term Loan B
Aerospace & Defense - 0.03%			4.15%, 05/13/2017(e)	5,115	5,112
Ducommun Inc, Term Loan B1			Sears Roebuck Acceptance Corp, Term Loan
4.75%, 06/30/2017(e)	526	527	B
			5.50%, 06/30/2018(e)	1,172	1,182
			Walter Investment Management Corp, Term
Airlines - 0.05%			Loan
Delta Air Lines Inc, Term Loan B1			4.75%, 12/11/2020(e)	719	712
3.50%, 10/18/2018(e)	850	845
					$8,266

			Electric - 0.33%
Automobile Manufacturers - 0.41%			Texas Competitive Electric Holdings Co LLC,
Chrysler Group LLC, Term Loan B
0.00%, 12/31/2018(e),(h)	2,100	2,083	Term Loan EXT
			4.74%, 10/10/2017(e)	3,711	2,795
3.50%, 05/24/2017(e)	1,147	1,145
			4.74%, 10/10/2017(e)	528	398
3.50%, 05/24/2017(e)	98	98
Navistar Inc, Term Loan B			Texas Competitive Electric Holdings Co LLC,
5.75%, 08/16/2017(e)	3,307	3,357	Term Loan NONEXT
			3.74%, 10/10/2014(e)	2,976	2,238
Wabash National Corp, Term Loan B			3.74%, 10/10/2014(e)	413	311
4.50%, 05/04/2019(e)	400	399
		$7,082			$5,742
			Entertainment - 0.47%
Automobile Parts & Equipment - 0.04%			American Casino & Entertainment Properties
Remy International Inc, Term Loan B
4.25%, 02/28/2020(e)	720	720	LLC, Term Loan B
			4.50%, 07/03/2019(e)	571	573
			Graton Economic Development Authority,
Chemicals - 0.14%			Term Loan B
Axalta Coating Systems US Holdings Inc,			9.00%, 08/14/2018(e)	325	339
Term Loan			9.00%, 08/14/2018(e)	2,999	3,129
4.00%, 02/01/2020(e)	777	774	Mohegan Tribal Gaming Authority, Term
4.00%, 02/01/2020(e)	1,087	1,083	Loan
AZ Chem US Inc, Term Loan B			5.50%, 11/19/2019(e)	3,222	3,267
5.25%, 12/19/2017(e)	298	299	Shingle Springs Tribal Gaming Authority,
OCI Beaumont LLC, Term Loan B3			Term Loan B
5.00%, 08/20/2019(e)	214	216	6.25%, 08/22/2019(e)	591	606
		$2,372	WMG Acquisition Corp, Term Loan B
			3.75%, 07/20/2020(e)	209	207
Coal- 0.27%					$8,121
Arch Coal Inc, Term Loan
6.25%, 05/14/2018(e)	1,980	1,923	Food- 0.69%
6.25%, 05/14/2018(e)	772	750	ARAMARK Corp, Term Loan F
Peabody Energy Corp, Term Loan B			3.25%, 02/21/2021(e)	2,625	2,598
4.25%, 09/20/2020(e)	2,095	2,092	Dole Food Co Inc, Term Loan B
		$4,765	4.50%, 10/25/2018(e)	163	163
			4.50%, 12/01/2018(e)	78	79
Commercial Services - 0.14%			4.50%, 12/01/2018(e)	163	163
Catalent Pharma Solutions Inc, Term Loan			4.50%, 12/01/2018(e)	163	163
6.50%, 12/31/2017(e)	1,250	1,253
			4.50%, 12/01/2018(e)	163	163
Ceridian Corp, Term Loan B			4.50%, 12/01/2018(e)	163	163
4.40%, 05/31/2017(e)	211	210
			4.50%, 12/01/2018(e)	163	163
Harland Clarke Holdings Corp, Term Loan B			4.50%, 12/01/2018(e)	163	163
5.48%, 06/27/2014(e)	534	533
5.48%, 06/27/2014(e)	82	82	High Liner Foods Inc, Term Loan
			5.75%, 12/19/2017(e)	311	310
Sourcehov LLC, Term Loan			HJ Heinz Co, Term Loan B2
8.75%, 04/30/2019(e)	231	235
			3.50%, 06/05/2020(e)	2,540	2,544
St George's University, Term Loan			3.50%, 03/27/2020(e)	2,618	2,622
8.50%, 12/14/2017(e)	199	199
			SUPERVALU Inc, Term Loan
		$2,512	4.50%, 03/21/2019(e)	2,802	2,791
Computers - 0.02%					$12,085
CDW LLC, Term Loan B			Healthcare - Services - 0.39%
3.25%, 04/30/2020(e)	297	294
			CHS/Community Health Systems Inc, Term
			Loan D
			4.25%, 01/27/2021(e)	1,362	1,366

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Healthcare - Services (continued)			Oil & Gas - 0.27%
MPH Acquisition Holdings LLC, Term Loan			Alon USA Partners LP, Term Loan B
B			9.25%, 11/13/2018(e)	$143	$148
4.00%, 03/19/2021(e)	$3,235	$3,217	Fieldwood Energy LLC, Term Loan
United Surgical Partners International Inc,			8.38%, 09/30/2020(e)	1,615	1,663
Term Loan			MEG Energy Corp, Term Loan B
4.75%, 04/03/2019(e)	2,138	2,140	3.75%, 03/31/2020(e)	584	583
		$6,723	Sabine Oil & Gas LLC, Term Loan
			8.75%, 01/18/2018(e)	667	674
Internet - 0.01%			Shelf Drilling Midco Ltd, PIK Term Loan B
Zayo Group LLC, Term Loan B			10.00%, PIK 0.75%, 10/08/2018(e),(f)	460	469
4.00%, 06/15/2019(e)	239	239
			Vantage Energy LLC, Term Loan
			8.50%, 12/27/2018(e)	427	428
Iron & Steel - 0.05%			Wildhorse Resources LLC, Term Loan
Signode Industrial Group US Inc, Term Loan			7.50%, 04/28/2019(e)	664	672
0.00%, 04/08/2021(e),(h)	800	795			$4,637

			Oil & Gas Services - 0.03%
Lodging - 0.81%			Stallion Oilfield Holdings Inc, Term Loan
CityCenter Holdings LLC, Term Loan B			8.00%, 06/11/2018(e)	472	482
5.00%, 10/09/2020(e)	5,586	5,610
Hilton Worldwide Finance LLC, Term Loan
B			Real Estate - 0.22%
3.50%, 09/23/2020(e)	350	348	Realogy Group LLC, Term Loan B
			3.75%, 03/05/2020(e)	3,787	3,775
3.50%, 10/26/2020(e)	28	28
3.50%, 10/26/2020(e)	147	147
3.50%, 10/26/2020(e)	9	9	Retail - 0.47%
3.50%, 09/23/2020(e)	4,146	4,128	Gymboree Corp/The, Term Loan
ROC Finance LLC, Term Loan B			5.00%, 02/11/2018(e)	2,336	2,029
5.00%, 03/27/2019(e)	1,276	1,237	J Crew Group Inc, Term Loan B
Station Casinos LLC, Term Loan B			4.00%, 02/26/2021(e)	95	94
4.25%, 02/25/2018(e)	1,055	1,055	4.00%, 02/26/2021(e)	111	111
4.25%, 02/25/2020(e)	1,611	1,611	4.00%, 02/26/2021(e)	125	124
		$14,173	4.00%, 02/26/2021(e)	155	154
			JC Penney Corp Inc, Term Loan
Media- 1.16%			6.00%, 05/21/2018(e)	2,583	2,563
Clear Channel Communications Inc, Term			Rite Aid Corp, Term Loan 1
Loan B			5.75%, 08/21/2020(e)	320	326
3.80%, 01/29/2016(e)	4,143	4,108
			Rite Aid Corp, Term Loan 2
Clear Channel Communications Inc, Term			4.88%, 06/11/2021(e)	1,889	1,908
Loan B-NEW			Serta Simmons Holdings LLC, Term Loan B
3.80%, 01/29/2016(e)	1,968	1,951
			4.25%, 09/19/2019(e)	353	353
7.65%, 01/29/2016(e)	1,776	1,761
			4.25%, 10/01/2019(e)	290	290
Clear Channel Communications Inc, Term			4.25%, 10/01/2019(e)	162	162
Loan D-EXT			4.25%, 10/01/2019(e)	34	34
6.90%, 01/23/2019(e)	2,172	2,154
			4.25%, 10/01/2019(e)	27	27
6.90%, 01/22/2019(e)	1,124	1,114
Clear Channel Communications Inc, Term					$8,175
Loan E			Semiconductors - 0.55%
7.65%, 07/30/2019(e)	1,767	1,770	Avago Technologies Cayman Ltd, Term Loan
Hubbard Broadcasting Inc, Term Loan B			B
4.50%, 04/29/2019(e)	402	402	0.00%, 04/16/2019(e),(h)	6,245	6,261
McGraw-Hill Global Education Holdings			0.00%, 04/16/2021(e),(h)	669	671
LLC, Term Loan			Freescale Semiconductor Inc, Term Loan B4
5.75%, 03/18/2019(e)	380	382	4.25%, 02/13/2020(e)	1,716	1,714
Radio One Inc, Term Loan B			4.25%, 03/01/2020(e)	444	443
7.50%, 03/25/2016(e)	1,542	1,567	4.25%, 03/01/2020(e)	125	125
Tribune Co, Term Loan B			Freescale Semiconductor Inc, Term Loan B5
4.00%, 11/20/2020(e)	798	796	5.00%, 01/15/2021(e)	418	420
TWCC Holding Corp, Term Loan					$9,634
3.50%, 02/13/2017(e)	650	642
Univision Communications Inc, Term Loan			Software - 0.29%
C3			Ellucian Inc, Term Loan B
			4.00%, 07/19/2018(e)	1,685	1,685
4.00%, 03/01/2020(e)	381	379
4.00%, 03/01/2020(e)	1,219	1,212	First Data Corp, Term Loan B
			3.65%, 03/24/2017(e)	1,546	1,542
Univision Communications Inc, Term Loan			4.15%, 09/30/2018(e)	574	573
C4
4.00%, 03/01/2020(e)	2,009	2,000	RP Crown Parent LLC, Term Loan B
			6.00%, 12/21/2018(e)	1,167	1,163
		$20,238
					$4,963

See accompanying notes

		Schedule of Investments
		High Yield Fund I
		April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)

Telecommunications - 0.40%
Alcatel-Lucent USA Inc, Term Loan C
4.50%, 01/29/2019(e)	$713	$713
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/15/2019(e)	698	711
Cincinnati Bell Inc, Term Loan B
4.00%, 08/09/2020(e)	147	145
4.00%, 08/09/2020(e)	144	143
4.00%, 08/20/2020(e)	147	145
Integra Telecom Holdings Inc, Term Loan
5.25%, 02/22/2019(e)	1,223	1,226
Level 3 Financing Inc, Term Loan BI
3.95%, 01/15/2020(e)	1,115	1,117
Level 3 Financing Inc, Term Loan BIII
3.95%, 08/01/2019(e)	2,500	2,498
UPC Financing Partnership, Term Loan AH
3.25%, 06/10/2021(e)	310	307
		$7,005

Transportation - 0.04%
Navios Maritime Partners LP, Term Loan B
5.25%, 10/18/2020(e)	617	623

TOTAL SENIOR FLOATING RATE INTERESTS		$141,864
Total Investments		$1,756,542
Liabilities in Excess of Other Assets, Net - (1.02)%		$(17,670)
TOTAL NET ASSETS - 100.00%		$1,738,872

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $4,983 or 0.29% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $485,628 or 27.93% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2014, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	21.06%
Consumer, Non-cyclical	17.12%
Energy	15.02%
Consumer, Cyclical	13.12%
Financial	10.63%
Industrial	6 .78%
Technology	4 .66%
Exchange Traded Funds	4 .64%
Basic Materials	4 .48%
Utilities	3 .46%
Diversified	0 .05%
Liabilities in Excess of Other Assets, Net	(1.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Income Fund April 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)			Principal

Computers - 0.00%				BONDS (continued)	Amount (000's)	Value(000 's)
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(d)	$18,000	$19,845
Diversified Financial Services - 0.00%
Adelphia Recovery Trust (a),(b),(c)	658,740	5		SunTrust Bank/Atlanta GA
				2.75%, 05/01/2023	15,000	14,163
				US Bancorp/MN
Transportation - 0.00%				1.65%, 05/15/2017	9,000	9,116
Trailer Bridge Inc (a),(b)	7,120	—		2.95%, 07/15/2022	5,000	4,841
				3.00%, 03/15/2022	2,000	1,993
TOTAL COMMON STOCKS		$5		4.13%, 05/24/2021	3,000	3,237
INVESTMENT COMPANIES - 5.52%	Shares Held	Value (000's)		US Bank NA/Cincinnati OH
				4.95%, 10/30/2014	6,000	6,134
Publicly Traded Investment Fund - 5.52%				Wells Fargo & Co
Goldman Sachs Financial Square Funds -	143,392,884	143,393		7.98%, 12/31/2049(d)	15,000	17,025
Government Fund						$206,584

TOTAL INVESTMENT COMPANIES		$143,393		Beverages - 1.46%
	Principal			Anheuser-Busch InBev Worldwide Inc
BONDS- 66.94%	Amount (000's)	Value (000's)		2.50%, 07/15/2022	9,000	8,538
				7.75%, 01/15/2019	10,000	12,411
Airlines - 0.00%				Innovation Ventures LLC / Innovation
UAL 1991 Equipment Trust AB				Ventures Finance Corp
0.00%, 07/05/2014(a),(b)	$3,032	$—		9.50%, 08/15/2019(e)	18,000	16,875
						$37,824

Automobile Floor Plan Asset Backed Securities - 2.51%				Biotechnology - 1.64%
Ally Master Owner Trust				Amgen Inc
0.60%, 04/15/2018(d)	13,000	13,026
0.62%, 01/15/2019(d)	5,000	5,007		3.63%, 05/15/2022	4,500	4,632
				3.88%, 11/15/2021	13,000	13,689
CNH Wholesale Master Note Trust				Gilead Sciences Inc
0.75%, 08/15/2019(d),(e)	13,000	13,015
				4.40%, 12/01/2021	14,000	15,282
Ford Credit Floorplan Master Owner Trust A				Laba Royalty Sub LLC
0.53%, 01/15/2018(d)	14,000	14,021
				9.00%, 05/15/2029(b),(e)	9,000	9,000
0.55%, 02/15/2019(d)	6,000	6,002
Nissan Master Owner Trust Receivables						$42,603
0.45%, 02/15/2018(d)	14,000	14,005		Chemicals - 1.13%
		$65,076		Airgas Inc
				1.65%, 02/15/2018	6,000	5,917
Automobile Manufacturers - 0.16%				2.38%, 02/15/2020	7,000	6,704
General Motors Co				4.50%, 09/15/2014	5,000	5,067
4.88%, 10/02/2023(e)	4,000	4,135
				Axiall Corp
				4.88%, 05/15/2023(e)	2,500	2,444
Banks- 7.96%				Eagle Spinco Inc
Bank of America Corp				4.63%, 02/15/2021(e)	9,250	9,204
5.00%, 01/15/2015	3,000	3,090				$29,336
5.42%, 03/15/2017	5,000	5,503
6.50%, 07/15/2018	2,000	2,336		Commercial Services - 1.63%
				Ceridian Corp
6.75%, 06/01/2028	2,000	2,385		11.25%, 11/15/2015(d)	20,000	20,250
8.00%, 12/29/2049(d)	4,000	4,530
8.13%, 12/29/2049(d)	10,000	11,355		ERAC USA Finance LLC
				3.30%, 10/15/2022(e)	2,000	1,943
Citigroup Inc				4.50%, 08/16/2021(e)	6,000	6,423
3.95%, 06/15/2016	3,000	3,178		6.38%, 10/15/2017(e)	4,000	4,593
4.50%, 01/14/2022	4,000	4,276		7.00%, 10/15/2037(e)	7,000	9,058
5.85%, 08/02/2016	12,000	13,214
Goldman Sachs Group Inc/The						$42,267
3.63%, 02/07/2016	5,000	5,228		Computers - 0.47%
3.63%, 01/22/2023	4,000	3,967		Apple Inc
5.25%, 07/27/2021	13,000	14,434		2.40%, 05/03/2023	13,000	12,146
5.35%, 01/15/2016	2,000	2,146
ING Bank NV
3.75%, 03/07/2017(e)	5,000	5,320		Diversified Financial Services - 3.88%
4.00%, 03/15/2016(e)	7,000	7,397		American Honda Finance Corp
				0.73%, 10/07/2016(d)	4,500	4,536
JP Morgan Chase & Co				1.60%, 02/16/2018(e)	10,000	9,970
3.25%, 09/23/2022	5,000	4,940		3.80%, 09/20/2021(e)	10,000	10,561
5.13%, 09/15/2014	12,000	12,208
7.90%, 04/29/2049(d)	7,000	7,910		DVI Inc
				0.00%, 02/01/2004(a),(b),(c)	8,125	508
Morgan Stanley				0.00%, 02/01/2004(a),(b),(c)	400	25
3.80%, 04/29/2016	4,000	4,209
4.88%, 11/01/2022	2,000	2,110		Ford Motor Credit Co LLC
5.50%, 07/28/2021	5,000	5,658		3.98%, 06/15/2016	20,000	21,210
PNC Bank NA				General Electric Capital Corp
				1.23%, 03/15/2023(d)	13,000	12,978
2.95%, 01/30/2023	5,000	4,836
See accompanying notes			224

Schedule of Investments Income Fund April 30, 2014 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's)		Value(000 's)	BONDS (continued)	Amount (000's)	Value(000 's)

Diversified Financial Services (continued)				Forest Products & Paper - 0.67%
General Electric Capital Corp	(continued)			Plum Creek Timberlands LP
5.30%, 02/11/2021		$2,000	$2,263	3.25%, 03/15/2023	$5,000	$4,723
International Lease Finance Corp				4.70%, 03/15/2021	12,000	12,658
8.63%, 01/15/2022		3,000	3,675			$17,381
8.75%, 03/15/2017(d)		8,500	9,903
Jefferies Finance LLC / JFIN Co-Issuer Corp				Healthcare - Services - 1.14%
7.38%, 04/01/2020(e)		3,750	3,928	HCA Inc
Jefferies Group LLC				5.88%, 05/01/2023	4,500	4,579
5.13%, 04/13/2018		5,000	5,458	7.50%, 02/15/2022	3,000	3,422
5.13%, 01/20/2023		1,500	1,584	7.50%, 11/06/2033	1,700	1,742
6.25%, 01/15/2036		9,000	9,286	HealthSouth Corp
8.50%, 07/15/2019		4,000	4,929	7.25%, 10/01/2018	1,620	1,709
			$100,814	7.75%, 09/15/2022	4,948	5,430
				Vantage Oncology LLC / Vantage Oncology
Electric - 7.58%				Finance Co
Exelon Generation Co LLC				9.50%, 06/15/2017(e)	12,500	12,813
6.20%, 10/01/2017		14,000	15,974			$29,695
6.25%, 10/01/2039		3,000	3,478
GenOn Americas Generation LLC				Insurance - 3.05%
8.50%, 10/01/2021		12,500	12,719	Berkshire Hathaway Inc
GenOn Energy Inc				3.00%, 02/11/2023	5,000	4,955
9.88%, 10/15/2020		6,500	6,809	3.75%, 08/15/2021	5,000	5,315
LG&E and KU Energy LLC				Farmers Insurance Exchange
				6.00%, 08/01/2014(e)	6,000	6,063
3.75%, 11/15/2020		5,000	5,152
4.38%, 10/01/2021		5,000	5,301	Fidelity National Financial Inc
Metropolitan Edison Co				5.50%, 09/01/2022	5,000	5,416
3.50%, 03/15/2023(e)		9,000	8,800	6.60%, 05/15/2017	12,000	13,590
NiSource Finance Corp				First American Financial Corp
3.85%, 02/15/2023		2,000	2,022	4.30%, 02/01/2023	20,000	19,716
5.25%, 09/15/2017		2,000	2,227	Prudential Financial Inc
5.40%, 07/15/2014		5,000	5,048	4.50%, 11/16/2021	2,000	2,190
6.13%, 03/01/2022		5,000	5,821	5.38%, 06/21/2020	2,000	2,283
Oncor Electric Delivery Co LLC				7.38%, 06/15/2019	4,000	4,945
				8.88%, 06/15/2068(d)	12,000	14,670
7.00%, 09/01/2022		17,000	21,378
PacifiCorp						$79,143
4.95%, 08/15/2014		5,000	5,062	Iron & Steel - 1.62%
5.25%, 06/15/2035		5,000	5,654	Allegheny Technologies Inc
6.25%, 10/15/2037		2,000	2,579	5.88%, 08/15/2023	7,000	7,436
PPL Energy Supply LLC				5.95%, 01/15/2021	16,000	17,426
4.60%, 12/15/2021		11,000	11,206	ArcelorMittal
6.50%, 05/01/2018		3,000	3,369	6.00%, 03/01/2021(d)	16,000	17,120
Solar Star Funding LLC						$41,982
5.38%, 06/30/2035(e)		15,500	15,465
Southwestern Electric Power Co				Leisure Products & Services - 0.82%
3.55%, 02/15/2022		12,000	12,148	Royal Caribbean Cruises Ltd
5.38%, 04/15/2015		6,500	6,757	7.25%, 03/15/2018	5,000	5,800
TransAlta Corp				Seven Seas Cruises S de RL LLC
4.50%, 11/15/2022		18,000	17,965	9.13%, 05/15/2019	14,000	15,400
6.65%, 05/15/2018		4,000	4,555			$21,200
Tucson Electric Power Co				Lodging - 0.70%
3.85%, 03/15/2023		14,000	13,898	Boyd Gaming Corp
5.15%, 11/15/2021		3,000	3,326	9.13%, 12/01/2018	17,000	18,233
			$196,713

Entertainment - 0.24%				Media- 2.45%
Greektown Holdings LLC/Greektown				21st Century Fox America Inc
Mothership Corp				4.50%, 02/15/2021	5,000	5,464
8.88%, 03/15/2019(e)		1,250	1,288
				6.40%, 12/15/2035	8,000	9,709
Peninsula Gaming LLC / Peninsula Gaming				Comcast Corp
Corp				2.85%, 01/15/2023	10,000	9,745
8.38%, 02/15/2018(e)		4,500	4,837
				3.13%, 07/15/2022	2,000	2,002
			$6,125	5.15%, 03/01/2020	2,000	2,276
Environmental Control - 1.70%				Historic TW Inc
ADS Waste Holdings Inc				9.15%, 02/01/2023	5,260	7,228
8.25%, 10/01/2020		21,000	22,759	NBCUniversal Enterprise Inc
				0.91%, 04/15/2018(d),(e)	3,000	3,032
Republic Services Inc
3.55%, 06/01/2022		6,000	6,068	Time Warner Cable Inc
3.80%, 05/15/2018		2,000	2,131	4.00%, 09/01/2021	2,000	2,126
5.00%, 03/01/2020		12,000	13,273	4.13%, 02/15/2021	2,000	2,145
			$44,231	5.00%, 02/01/2020	2,000	2,238

See accompanying notes

Schedule of Investments Income Fund April 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value(000 's)	BONDS (continued)	Amount (000's)	Value (000	's)

Media (continued)			Pipelines (continued)
Time Warner Cable Inc (continued)			Express Pipeline LLC
6.55%, 05/01/2037	$6,000	$7,356	7.39%, 12/31/2019(e)	$6,234	$6,646
7.30%, 07/01/2038	7,750	10,298	Southern Natural Gas Co LLC
		$63,619	8.00%, 03/01/2032	4,000	5,347
			Tennessee Gas Pipeline Co LLC
Mining - 0.73%			8.38%, 06/15/2032	2,000	2,710
Glencore Canada Corp			TransCanada PipeLines Ltd
6.00%, 10/15/2015	12,000	12,837	0.91%, 06/30/2016(d)	5,000	5,042
Xstrata Finance Canada Ltd			6.10%, 06/01/2040	5,000	6,088
4.25%, 10/25/2022(d),(e)	2,000	1,982
4.95%, 11/15/2021(e)	4,000	4,198	7.25%, 08/15/2038	7,000	9,554
					$57,455
		$19,017
			Real Estate - 0.89%
Oil & Gas - 6.12%			WEA Finance LLC
BG Energy Capital PLC			4.63%, 05/10/2021(e)	6,000	6,601
2.88%, 10/15/2016(e)	2,000	2,082
4.00%, 10/15/2021(e)	11,500	12,029	WEA Finance LLC / WT Finance Aust Pty
			Ltd
BP Capital Markets PLC			6.75%, 09/02/2019(e)	12,000	14,527
2.50%, 11/06/2022	3,000	2,834	WEA Finance LLC / WT Finance Aust Pty Ltd
3.25%, 05/06/2022	4,000	4,005	/ WT Finance NZ Ltd
4.75%, 03/10/2019	14,000	15,666	3.38%, 10/03/2022(e)	2,000	2,020
Linn Energy LLC / Linn Energy Finance					$23,148
Corp
6.50%, 05/15/2019	13,250	13,747	REITS- 9.13%
Nabors Industries Inc			Alexandria Real Estate Equities Inc
5.00%, 09/15/2020	14,000	15,321	3.90%, 06/15/2023	4,000	3,931
5.10%, 09/15/2023(e)	5,000	5,280	4.60%, 04/01/2022	20,500	21,445
Petro-Canada			Arden Realty LP
9.25%, 10/15/2021	8,500	11,679	5.25%, 03/01/2015	8,000	8,218
Phillips 66			BioMed Realty LP
4.30%, 04/01/2022	9,000	9,623	3.85%, 04/15/2016	6,000	6,311
Rowan Cos Inc			4.25%, 07/15/2022	8,000	8,180
4.88%, 06/01/2022	8,000	8,457	6.13%, 04/15/2020	8,000	9,196
5.00%, 09/01/2017	14,000	15,224	CubeSmart LP
Tesoro Corp			4.38%, 12/15/2023	8,000	8,159
5.38%, 10/01/2022	8,750	9,078	4.80%, 07/15/2022	9,000	9,607
W&T Offshore Inc			Duke Realty LP
8.50%, 06/15/2019	18,500	19,980	3.88%, 10/15/2022	3,000	2,982
Whiting Petroleum Corp			4.38%, 06/15/2022	4,000	4,142
5.75%, 03/15/2021	13,000	13,943	8.25%, 08/15/2019	13,000	16,185
		$158,948	HCP Inc
			2.63%, 02/01/2020	5,000	4,980
Oil & Gas Services - 1.79%			3.75%, 02/01/2019	5,000	5,307
Exterran Partners LP / EXLP Finance Corp			5.38%, 02/01/2021	3,000	3,395
6.00%, 04/01/2021	24,000	24,000	6.00%, 03/01/2015	1,750	1,826
Weatherford International Ltd/Bermuda			7.07%, 06/08/2015	2,250	2,404
4.50%, 04/15/2022	6,750	7,119	Health Care REIT Inc
5.13%, 09/15/2020	14,000	15,480	3.75%, 03/15/2023	3,000	2,996
		$46,599	4.50%, 01/15/2024	5,000	5,207
Other Asset Backed Securities - 0.89%			4.95%, 01/15/2021	3,000	3,295
PFS Financing Corp			6.13%, 04/15/2020	2,000	2,328
0.65%, 04/17/2017(d),(e)	9,000	9,005	6.20%, 06/01/2016	3,000	3,318
0.70%, 02/15/2018(d),(e)	14,000	14,009	Healthcare Realty Trust Inc
		$23,014	5.75%, 01/15/2021	4,000	4,458
			6.50%, 01/17/2017	12,500	14,075
Packaging & Containers - 0.23%			Hospitality Properties Trust
Sealed Air Corp			4.50%, 06/15/2023	5,000	4,979
6.88%, 07/15/2033(e)	6,000	6,060	4.65%, 03/15/2024	5,000	5,031
			5.00%, 08/15/2022	14,000	14,719
Pharmaceuticals - 0.52%			Kimco Realty Corp
AbbVie Inc			6.88%, 10/01/2019	12,000	14,390
2.90%, 11/06/2022	13,750	13,397	Nationwide Health Properties Inc
			6.00%, 05/20/2015	12,000	12,661
			Simon Property Group LP
Pipelines - 2.21%			2.75%, 02/01/2023	7,000	6,706
Buckeye Partners LP			4.38%, 03/01/2021	3,000	3,282
4.15%, 07/01/2023	10,000	10,120	10.35%, 04/01/2019	9,000	12,210
El Paso Natural Gas Co LLC			Ventas Realty LP / Ventas Capital Corp
7.50%, 11/15/2026	9,500	11,948	3.25%, 08/15/2022	8,000	7,846

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
REITS (continued)				(continued)
Ventas Realty LP / Ventas Capital Corp				4.50%, 08/01/2033	$2,527	$2,722
(continued)				4.50%, 08/01/2033	1,233	1,329
4.00%, 04/30/2019	$3,000	$3,204		4.50%, 08/01/2033	2,241	2,413
		$236,973		4.50%, 05/01/2039	5,748	6,174
Savings & Loans - 0.55%				4.50%, 06/01/2039	4,609	4,988
First Niagara Financial Group Inc				4.50%, 07/01/2039	11,669	12,624
6.75%, 03/19/2020	3,500	4,019		4.50%, 12/01/2040	12,056	12,957
7.25%, 12/15/2021	9,000	10,269		5.00%, 08/01/2035	2,198	2,435
		$14,288		5.00%, 11/01/2035	2,158	2,364
				5.00%, 10/01/2038	4,124	4,453
Telecommunications - 1.41%				5.00%, 08/01/2039	8,675	9,556
Corning Inc				5.50%, 11/01/2017	532	569
4.25%, 08/15/2020	10,000	10,871		5.50%, 01/01/2018	125	132
4.75%, 03/15/2042	4,000	4,157		5.50%, 05/01/2031	382	423
Qwest Corp				5.50%, 06/01/2035	1,730	1,917
6.75%, 12/01/2021	19,000	21,550		5.50%, 01/01/2036	2,576	2,856
		$36,578		5.50%, 04/01/2036	2,241	2,495
Transportation - 0.76%				6.00%, 03/01/2031	84	95
Navios Maritime Holdings Inc / Navios				6.00%, 05/01/2032	329	366
Maritime Finance II US Inc				6.00%, 06/01/2038	1,072	1,204
7.38%, 01/15/2022(e)	9,000	9,090		6.50%, 01/01/2029	97	111
Trailer Bridge Inc				6.50%, 05/01/2029	137	154
0.00%, 11/15/2015(a),(b)	12,000	—		6.50%, 06/01/2029	168	190
12.23%, 03/31/2017(b),(c),(d)	11,072	10,627		6.50%, 06/01/2029	79	88
		$19,717		6.50%, 08/01/2029	77	86
				7.00%, 01/01/2032	129	145
Trucking & Leasing - 0.90%						$160,218
Penske Truck Leasing Co Lp / PTL Finance
Corp				Federal National Mortgage Association (FNMA) - 13.28%
3.75%, 05/11/2017(e)	22,000	23,432		3.00%, 03/01/2042	12,037	11,741
				3.00%, 03/01/2042	12,086	11,788
TOTAL BONDS		$1,737,733		3.00%, 05/01/2042	13,855	13,514
	Principal			3.00%, 06/01/2042	13,138	12,814
CONVERTIBLE BONDS - 1.43%	Amount (000's)	Value (000	's)	3.00%, 06/01/2042	13,039	12,718
				3.50%, 12/01/2040	9,955	10,114
Automobile Parts & Equipment - 1.10%				3.50%, 01/01/2041	8,468	8,602
Meritor Inc				3.50%, 01/01/2041	8,047	8,175
7.88%, 03/01/2026	18,750	28,535		3.50%, 12/01/2041	7,490	7,609
				3.50%, 01/01/2042	10,617	10,796
				3.50%, 03/01/2042	11,665	11,849
Pharmaceuticals - 0.33%				3.50%, 04/01/2042	14,895	15,132
Omnicare Inc
3.25%, 12/15/2035	3,720	3,906		4.00%, 03/01/2039	6,018	6,307
3.50%, 02/15/2044	4,622	4,680		4.00%, 08/01/2040	6,064	6,356
				4.00%, 09/01/2040	10,885	11,436
		$8,586		4.00%, 11/01/2040	7,337	7,690
TOTAL CONVERTIBLE BONDS		$37,121		4.00%, 11/01/2040	4,367	4,578
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 10/01/2041	9,582	10,046
0.59%	Amount (000's)	Value (000's)		4.00%, 10/01/2041	7,569	7,934
Entertainment - 0.18%				4.00%, 11/01/2041	21,737	22,790
CCM Merger Inc, Term Loan				4.00%, 04/01/2042	12,942	13,568
5.00%, 03/01/2017(d)	$4,512	$4,495		4.00%, 08/01/2043	19,366	20,341
				4.00%, 11/01/2043	19,423	20,412
				4.50%, 06/01/2039	3,856	4,142
Transportation - 0.41%				4.50%, 08/01/2039	4,240	4,588
Trailer Bridge Inc, Term Loan				4.50%, 05/01/2040	6,068	6,550
10.00%, 04/02/2016(b),(c),(d)	10,650	10,650
				4.50%, 10/01/2040	14,806	15,927
				4.50%, 12/01/2040	14,802	15,983
TOTAL SENIOR FLOATING RATE INTERESTS		$15,145		5.00%, 01/01/2018	455	483
U.S. GOVERNMENT & GOVERNMENT	Principal			5.00%, 10/01/2032	515	564
AGENCY OBLIGATIONS - 25.14%	Amount (000's)	Value(000	's)	5.00%, 08/01/2035	4,652	5,110
Federal Home Loan Mortgage Corporation (FHLMC) -				5.00%, 04/01/2039	2,145	2,369
6.17%				5.00%, 12/01/2039	3,157	3,481
3.00%, 10/01/2042	$14,947	$14,570		5.00%, 04/01/2040	6,096	6,718
3.00%, 10/01/2042	15,739	15,367		5.00%, 06/01/2040	5,310	5,884
3.00%, 11/01/2042	15,713	15,316		5.50%, 03/01/2033	458	507
3.50%, 10/01/2041	9,474	9,621		5.50%, 02/01/2035	4,522	5,045
3.50%, 04/01/2042	12,234	12,424		6.00%, 04/01/2032	146	165
3.50%, 04/01/2042	12,017	12,204		6.50%, 09/01/2028	54	61
4.00%, 04/01/2039	7,479	7,870		6.50%, 11/01/2028	54	61

See accompanying notes

		Schedule of Investments
		Income Fund
		April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)
6.50%, 05/01/2031	$27	$31
6.50%, 04/01/2032	213	240
6.50%, 05/01/2032	307	345
7.00%, 01/01/2030	5	5
		$344,569
Government National Mortgage Association (GNMA) -
0.03%
6.00%, 05/20/2032(d)	621	700
7.00%, 06/20/2031	116	138
		$838

U.S. Treasury - 5.66%
0.25%, 01/31/2015	15,000	15,019
0.25%, 07/15/2015	15,000	15,018
0.63%, 12/15/2016	15,000	14,967
0.75%, 10/31/2017	15,000	14,808
0.88%, 02/28/2017	15,000	15,028
1.38%, 11/30/2018	15,000	14,888
1.75%, 05/31/2016	15,000	15,403
2.38%, 05/31/2018	10,000	10,406
3.13%, 05/15/2021	15,000	15,884
3.63%, 02/15/2044	15,000	15,464
		$146,885
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$652,510
Total Investments		$2,585,907
Other Assets in Excess of Liabilities, Net - 0.38%		$9,989
TOTAL NET ASSETS - 100.00%		$2,595,896

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $30,815 or 1.19% of net assets.
(c)	Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at April 30, 2014.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $283,125 or 10.91% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	25.46%
Mortgage Securities	19.48%
Energy	10.12%
Utilities	7 .58%
Consumer, Non-cyclical	6 .72%
Government	5 .66%
Exchange Traded Funds	5 .52%
Basic Materials	4 .15%
Industrial	4 .00%
Communications	3 .86%
Asset Backed Securities	3 .40%
Consumer, Cyclical	3 .20%
Technology	0 .47%
Other Assets in Excess of Liabilities, Net	0 .38%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 0.03%	Shares Held	Value(000	's)			Principal

Diversified Financial Services - 0.03%				BONDS (continued)		Amount (000's)		Value(000	's)
Rescap Liquidating Trust (a)	20,968	$319		Mortgage Backed Securities (continued)
				ML-CFC Commercial Mortgage Trust 2006-
TOTAL COMMON STOCKS		$319		3
INVESTMENT COMPANIES - 2.23%	Shares Held	Value(000	's)	0.27%, 07/12/2046(b),(c)			$12,866	$172
				WaMu Mortgage Pass-Through Certificates
Publicly Traded Investment Fund - 2.23%				Series 2005-AR2 Trust
Goldman Sachs Financial Square Funds -	22,877,273	22,877		0.52%, 01/25/2045(c)			96	87
Money Market Fund				WaMu Mortgage Pass-Through Certificates
				Series 2006-AR9 Trust
TOTAL INVESTMENT COMPANIES		$22,877		0.37%, 08/25/2046(c)			103	13
	Principal							$6,527
BONDS- 6.57%	Amount (000's)	Value(000	's)
				Other Asset Backed Securities - 0.04%
Banks- 0.01%				Argent Securities Trust 2006-W3
HSBC USA Capital Trust I				0.27%, 04/25/2036(c)			34	14
7.81%, 12/15/2026(b)	$100	$101
				Asset-Backed Pass-Through Certificates Series
				2004	-R2
Home Equity Asset Backed Securities - 0.00%				0.77%, 04/25/2034(c)			213	198
New Century Home Equity Loan Trust 2005-				Countrywide Asset-Backed Certificates
1				1.28%, 12/25/2032(c)			49	45
0.73%, 03/25/2035(c)	55	54		Fannie Mae Grantor Trust 2004-T9
Option One Mortgage Loan Trust 2005-1				0.30%, 04/25/2035(c)			35	35
1.65%, 02/25/2035(c)	23	1		Fannie Mae REMIC Trust 2003-W16
Option One Mortgage Loan Trust 2007-CP1				0.45%, 11/25/2033(c)			2	2
0.60%, 03/25/2037(c)	209	—		Long Beach Mortgage Loan Trust 2004-2
				0.95%, 06/25/2034(c)			132	124
		$55
								$418
Mortgage Backed Securities - 0.64%
Alternative Loan Trust 2007-OA7				Sovereign - 5.88%
0.36%, 05/25/2047(c)	1,935	611		Bundesrepublik Deutschland Bundesobligation
Bear Stearns ALT-A Trust 2007-2				Inflation Linked Bond
0.32%, 04/25/2037(c)	624	368		0.75%, 04/15/2018		EUR	3,278	4,799
CD 2007-CD4 Commercial Mortgage Trust				Deutsche Bundesrepublik Inflation Linked
0.56%, 12/11/2049(b),(c)	6,063	55		Bond
Chase Mortgage Finance Trust Series 2007-				1.50%, 04/15/2016			25,692	37,117
A2				Italy Buoni Poliennali Del Tesoro
2.72%, 07/25/2037(c)	141	141		2.10%, 09/15/2016			5,255	7,637
Commercial Mortgage Trust 2007-GG9				Japanese Government CPI Linked Bond
0.48%, 03/10/2039(b),(c)	45,051	303		0.10%, 09/10/2023		JPY	732,368	7,815
Fannie Mae REMIC Trust 2004-W5				New Zealand Government Bond
0.60%, 02/25/2047(c)	45	45		3.04%, 09/20/2030(c)		NZD	3,331	2,981
Fannie Mae REMIC Trust 2005-W2								$60,349
0.35%, 05/25/2035(c)	36	36		TOTAL BONDS				$67,450
Freddie Mac REMICS				U.S. GOVERNMENT & GOVERNMENT		Principal
0.45%, 02/15/2018(c)	10	10		AGENCY OBLIGATIONS - 91.25%		Amount (000's)		Value(000	's)
0.55%, 09/15/2033(c)	56	56
0.60%, 06/15/2023(c)	7	7		U.S. Treasury - 1.27%
G-FORCE 2005-RR2 LLC				0.38%, 01/31/2016			$13,000	$13,015
0.45%, 12/25/2039(b),(c),(d)	816	784
Ginnie Mae				U.S. Treasury Inflation-Indexed Obligations - 89.98%
0.50%, 10/20/2031(c)	17	17		0.13%, 04/15/2016			71,024	73,055
0.67%, 03/16/2047(c)	1,788	60		0.13%, 04/15/2017			27,368	28,226
HomeBanc Mortgage Trust 2005-5				0.13%, 04/15/2018			101,094	103,834
0.49%, 01/25/2036(c)	571	459		0.13%, 04/15/2019			29,608	30,223
Impac CMB Trust Series 2004-5				0.13%, 01/15/2022			41,060	40,598
2.48%, 10/25/2034(c)	41	31		0.13%, 07/15/2022			15,003	14,833
Impac CMB Trust Series 2004-6				0.13%, 01/15/2023			49,414	48,314
1.13%, 10/25/2034(c)	25	24		0.38%, 07/15/2023			30,372	30,374
Impac CMB Trust Series 2005-1				0.63%, 07/15/2021			204	212
0.77%, 04/25/2035(c)	169	137		0.63%, 01/15/2024			79,958	81,139
Impac CMB Trust Series 2005-5				0.63%, 02/15/2043			22,226	19,293
0.92%, 08/25/2035(c)	35	19		0.75%, 02/15/2042			20,897	18,840
Impac CMB Trust Series 2007-A				1.13%, 01/15/2021			61,074	65,292
0.40%, 05/25/2037(c)	767	745		1.25%, 07/15/2020			15,395	16,702
JP Morgan Alternative Loan Trust				1.38%, 07/15/2018			6,097	6,639
0.30%, 03/25/2037(c)	876	793		1.38%, 01/15/2020			22,723	24,700
Merrill Lynch Alternative Note Asset Trust				1.38%, 02/15/2044(d)			23,297	24,580
Series 2007-A3				1.75%, 01/15/2028			24,011	27,048
0.36%, 04/25/2037(c)	3,141	1,554		2.00%, 01/15/2026(e)			9,280	10,717
				2.13%, 02/15/2040			13,892	17,091
				2.13%, 02/15/2041			12,403	15,332

See accompanying notes

		Schedule of Investments
		Inflation Protection Fund
		April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 01/15/2025	$53,517	$63,723
2.38%, 01/15/2027	15,635	18,842
2.50%, 07/15/2016	17,144	18,699
2.50%, 01/15/2029	42,402	52,366
3.38%, 04/15/2032	2,309	3,253
3.63%, 04/15/2028	24,372	33,628
3.88%, 04/15/2029	25,029	35,887
		$923,440
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$936,455
TOTAL PURCHASED OPTIONS - 0.03%		$307
TOTAL PURCHASED INTEREST RATE FLOOR - 0.00%		$10
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.04%		$400
Total Investments		$1,027,818
Liabilities in Excess of Other Assets, Net - (0.15)%		$(1,533)
TOTAL NET ASSETS - 100.00%		$1,026,285

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,415 or 0.14% of net assets.
(c)	Variable Rate. Rate shown is in effect at April 30, 2014.
(d)	Security is Illiquid
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,632 or 0.16% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Government		97.13%
Exchange Traded Funds		2 .23%
Mortgage Securities		0 .64%
Purchased Interest Rate Swaptions		0 .04%
Financial		0 .04%
Asset Backed Securities		0 .04%
Purchased Options		0 .03%
Purchased Inflation Floor		0 .00%
Liabilities in Excess of Other Assets, Net		(0.15)%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Appreciation/(Depreciation)
Euro	Bank of America NA	05/21/2014	35,740,000	$49,390	$49,578	$(188)
Japanese Yen	Barclays Bank PLC	05/21/2014	778,416,000	7,653	7,616	37
New Zealand Dollar	Goldman Sachs & Co	07/23/2014	3,323,000	2,860	2,844	16
Total						$(135)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2014 (unaudited)

Futures Contracts

											Unrealized
Type			Long/Short	Contracts		Notional Value			Fair Value		Appreciation/(Depreciation)
Euro Bund 10 Year Bund Future; June 2014			Short		48		$9,603	$		9,625	$(22)
Japan 10 Year Bond TSE; June 2014			Short		8		11,328			11,340	(12)
US 10 Year Note; June 2014			Long		154		19,157			19,161	4
US 2 Year Note; June 2014			Long		23		5,055			5,057	2
US 5 Year Note; June 2014			Long		432		51,480			51,604	124
US Long Bond; June 2014			Short		322		43,132			43,450	(318)
US Ultra Bond; June 2014			Short		291		41,351			42,859	(1,508)
Total											$(1,730)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed			Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value		Paid/(Received)		Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Pay	2.50%	03/17/2024		$7,200		$(154)		$—	$(154)
Barclays Bank PLC US CPI Urban		Receive	2.07%	03/10/2018		20,405		53		—	53
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Receive	2.04%	02/26/2018		22,890		99		—	99
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Pay	1.85%	02/26/2016		22,890		(108)		—	(108)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Pay	1.85%	03/10/2016		20,405		(76)		—	(76)
	Consumers
	NAS(CPURNSA)
Total								$(186)		$—	$(186)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value				Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	2.88%	07/12/2023		$5,700		$(111)	$		(111)
	3 Month LIBOR	Receive	1.54%	08/01/2018		2,900		(5)			(4)
	3 Month LIBOR	Receive	0.48%	08/08/2015		49,700		(116)			(117)
	3 Month LIBOR	Receive	2.22%	08/09/2020		21,200		(121)			(121)
	3 Month LIBOR	Receive	3.69%	11/22/2043		5,100		(243)			(244)
	3 Month LIBOR	Receive	3.74%	11/26/2043		2,500		(146)			(146)
	3 Month LIBOR	Pay	3.87%	01/08/2044		4,700		391			391
Total								$(351)	$		(352)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
Purchased Swaptions		Floating Rate Floating		Exercise		Expiration	Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount		Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Pay	2.04%	07/07/2014		$28,900		$218	$316	$98
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	2.04%	07/07/2014		28,900		219	84	(135)
Rate Swap		LIBOR
Total									$437	$400	$(37)

Amounts in thousands

See accompanying notes

Schedule of Investments
				Inflation Protection Fund
				April 30, 2014 (unaudited)

				Options
						Upfront Premiums					Unrealized
Purchased Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - Eurodollar Future; June 2014		EUR	143.00	05/26/2014	67		$101		$156		$55
Call - US Long Bond; June 2014			$136.00	05/26/2014	171		$109		$112		$3
Put - Eurodollar Future; June 2014		EUR	143.00	05/26/2014	201		197		39		(158)
Total							$407		$307		$(100)

Amounts in thousands except contracts

Purchased Inflation Floor

								Upfront
	Counterparty		Strike		Expiration Date	Notional		Premiums			Unrealized
Description	(Issuer)		Index	Exercise Index		Amount	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Floor - Eurostat Eurozone	Barclays Bank PLC		$ 0.15	Max(0, 0% -CPTFEMU)	11/19/2015	$8,015		$16		$10		$(6)
HICP ex Tobacco NSA
Total								$16		$10		$(6)

Amounts in thousands

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2014 (unaudited)

COMMON STOCKS - 92.19%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Agriculture - 0.95%				Computers - 1.14%
KT&G Corp	115,166	$9,230		Tata Consultancy Services Ltd	263,416	$9,562
Perusahaan Perkebunan London Sumatra	42,150,300	8,956		Wipro Ltd	1,415,821	12,271
Indonesia Tbk PT						$21,833

		$18,186		Cosmetics & Personal Care - 0.59%
Apparel - 0.71%				Amorepacific Corp	8,780	11,354
Arvind Ltd	1,497,616	4,562
Feng TAY Enterprise Co Ltd	850,000	2,354
Pou Chen Corp	5,246,000	6,680		Diversified Financial Services - 3.42%
				Indiabulls Housing Finance Ltd	1,027,883	5,102
		$13,596		Mega Financial Holding Co Ltd	23,876,691	18,280
Automobile Manufacturers - 2.73%				Shinhan Financial Group Co Ltd	618,770	27,008
Hyundai Motor Co	124,311	27,717		SinoPac Financial Holdings Co Ltd	21,539,994	9,615
Tata Motors Ltd ADR	660,662	24,722		Taishin Financial Holding Co Ltd	12,190,418	5,537
		$52,439				$65,542

Automobile Parts & Equipment - 1.60%				Electric - 2.74%
Apollo Tyres Ltd	2,734,550	7,239		China Resources Power Holdings Co Ltd	2,098,000	5,273
Hanil E-Hwa Co Ltd	190,790	3,904		Huadian Fuxin Energy Corp Ltd	22,968,000	10,740
Hiroca Holdings Ltd	1,017,000	3,772		Korea Electric Power Corp	458,940	17,547
Hyundai Mobis	55,452	15,842		Tenaga Nasional BHD	5,181,200	18,887
		$30,757				$52,447

Banks - 14.02%				Electrical Components & Equipment - 0.83%
Agricultural Bank of China Ltd	43,254,000	18,200		Delta Electronics Inc	2,582,000	15,853
Banco de Chile	85,447,343	10,979
Bangkok Bank PCL	2,404,900	14,065		Electronics - 2.11%
Bank Negara Indonesia Persero Tbk PT	17,066,300	7,133		Coretronic Corp (b)	2,465,000	2,944
Bank of China Ltd	67,879,400	29,908		Hon Hai Precision Industry Co Ltd	8,751,111	25,133
Bank of Georgia Holdings PLC	109,370	4,810		Merry Electronics Co Ltd	1,302,840	7,084
Bank Rakyat Indonesia Persero Tbk PT	12,427,970	10,673		Truly International Holdings Ltd	7,972,000	5,388
BDO Unibank Inc	2,761,270	5,480				$40,549
China CITIC Bank Corp Ltd	6,816,000	4,072
China Construction Bank Corp	39,392,722	27,274		Energy - Alternate Sources - 0.30%
Compartamos SAB de CV	3,162,310	5,516		Beijing Jingneng Clean Energy Co Ltd	13,476,000	5,809
FirstRand Ltd	5,636,940	20,740
Grupo Financiero Banorte SAB de CV	1,295,600	8,605
ICICI Bank Ltd ADR	556,561	23,748		Engineering & Construction - 1.98%
Industrial Bank of Korea	830,420	10,229		China Railway Construction Corp Ltd	8,139,000	6,754
Krung Thai Bank PCL (a)	12,560,200	7,044		Grupo Aeroportuario del Sureste SAB de CV	717,246	8,778
				Promotora y Operadora de Infraestructura SAB	1,051,008	14,677
Malayan Banking Bhd	8,109,500	24,616		de CV (b)
Piraeus Bank SA (b)	4,856,472	11,461
Powszechna Kasa Oszczednosci Bank Polski	1,134,204	15,565		TAV Havalimanlari Holding AS	968,316	7,775
SA						$37,984
Qatar National Bank	1	—		Entertainment - 0.35%
Sberbank of Russia (a),(b)	4,317,646	8,811		OPAP SA	420,680	6,718
		$268,929

Beverages - 1.20%				Environmental Control - 0.49%
AMBEV SA ADR	3,183,748	23,082		Coway Co Ltd	119,167	9,419

Building Materials - 1.29%				Food - 2.71%
Anhui Conch Cement Co Ltd	1,647,500	6,151		GFPT PCL (a)	4,532,900	1,976
China National Building Material Co Ltd	12,924,000	12,260		Gruma SAB de CV (b)	1,514,300	13,392
Taiwan Cement Corp	4,027,000	6,399		Indofood Sukses Makmur Tbk PT	14,976,700	9,162
		$24,810		JBS SA (b)	4,089,329	14,140
				Namchow Chemical Industrial Co Ltd (b)	976,000	1,882
Chemicals - 3.10%				Universal Robina Corp	1,878,810	6,169
KCC Corp	13,542	6,753		X5 Retail Group NV (b)	294,491	5,191
LG Hausys Ltd	52,561	9,279				$51,912
PTT Global Chemical PCL	3,970,200	8,570
Sasol Ltd	620,770	34,791		Forest Products & Paper - 0.86%
		$59,393		Mondi PLC	996,525	16,566

Commercial Services - 3.39%
Cielo SA	741,200	12,928		Holding Companies - Diversified - 0.00%
Kroton Educacional SA	919,300	19,542		KOC Holding AS	1	—
S-1 Corp	69,349	5,275
TAL Education Group ADR(b)	528,856	11,698
WuXi PharmaTech Cayman Inc ADR(b)	455,162	15,476		Home Builders - 0.26%
				Even Construtora e Incorporadora SA	102,200	332
		$64,919		MRV Engenharia e Participacoes SA	1,457,264	4,627
						$4,959

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings - 0.78%			Real Estate (continued)
Steinhoff International Holdings Ltd	2,863,168	$14,878	Emlak Konut Gayrimenkul Yatirim Ortakligi	6,189,866	$8,128
			AS

Insurance - 2.99%					$19,201
Cathay Financial Holding Co Ltd	8,965,413	12,677	REITS - 0.45%
Ping An Insurance Group Co of China Ltd	1,685,500	12,510	Fibra Uno Administracion SA de CV	2,626,500	8,611
Porto Seguro SA	590,473	8,673
Powszechny Zaklad Ubezpieczen SA	95,137	13,495
Sanlam Ltd	1,849,586	9,908	Retail - 2.53%
		$57,263	ANTA Sports Products Ltd	6,033,000	8,843
			E-Mart Co Ltd	62,373	14,263
Internet - 2.88%			GOME Electrical Appliances Holding Ltd	50,280,000	9,492
NAVER Corp	12,856	9,258	President Chain Store Corp	2,148,000	15,984
Tencent Holdings Ltd	637,800	40,156			$48,582
Vipshop Holdings Ltd ADR(b)	41,746	5,852
		$55,266	Semiconductors - 10.79%
			Advanced Semiconductor Engineering Inc	8,036,000	9,358
Iron & Steel - 0.03%			Everlight Electronics Co Ltd	2,511,000	5,884
Vale SA ADR	36,900	488	MediaTek Inc	1,639,000	25,683
			Samsung Electronics Co Ltd	60,348	78,691
			SK Hynix Inc (b)	691,800	26,976
Lodging - 0.67%			Taiwan Semiconductor Manufacturing Co Ltd	15,357,685	60,346
Wynn Macau Ltd	3,258,000	12,894			$206,938

Machinery - Construction & Mining - 0.19%			Software - 0.80%
United Tractors Tbk PT	1,971,800	3,707	HCL Technologies Ltd	657,159	15,292

Media - 2.67%			Telecommunications - 5.96%
Grupo Televisa SAB ADR	503,463	16,519	America Movil SAB de CV ADR	582,784	11,702
Naspers Ltd	248,769	23,508	Bharti Infratel Ltd	1,025,106	3,668
Zee Entertainment Enterprises Ltd	2,570,092	11,205	China Mobile Ltd	1,505,093	14,326
		$51,232	China Unicom Hong Kong Ltd	5,586,000	8,564
			Hellenic Telecommunications Organization	662,433	10,583
Metal Fabrication & Hardware - 1.36%			SA (b)
Catcher Technology Co Ltd	1,971,000	16,642	Mobile Telesystems OJSC ADR	244,202	4,093
Hyosung Corp	132,893	9,495	MTN Group Ltd	1,335,795	26,798
		$26,137	Orange Polska SA	1,739,853	5,945
			Philippine Long Distance Telephone Co	85,365	5,518
Mining - 2.88%			Telekom Malaysia Bhd	7,202,600	13,687
Antofagasta PLC	894,815	11,925	Telekomunikasi Indonesia Persero Tbk PT	48,034,200	9,441
Cia de Minas Buenaventura SAA ADR	576,180	7,490			$114,325
Grupo Mexico SAB de CV	4,552,500	13,710
MMC Norilsk Nickel OJSC ADR	613,568	11,093	Transportation - 0.28%
Southern Copper Corp	367,803	11,086	Sinotrans Ltd	9,533,000	5,274
		$55,304
			TOTAL COMMON STOCKS		$1,767,967
Miscellaneous Manufacturing - 1.44%			INVESTMENT COMPANIES - 3.70%	Shares Held	Value(000	's)
Fosun International Ltd	5,522,000	6,695
Fosun International Ltd - Rights (a),(b)	430,716	—	Publicly Traded Investment Fund - 3.70%
Largan Precision Co Ltd	334,000	20,911	Goldman Sachs Financial Square Funds -	70,899,029	70,899
		$27,606	Government Fund

Oil & Gas - 6.74%			TOTAL INVESTMENT COMPANIES		$70,899
China Petroleum & Chemical Corp	26,457,978	23,488
CNOOC Ltd	10,332,000	17,077	PREFERRED STOCKS - 4.39%	Shares Held	Value(000	's)
Gazprom OAO ADR	1,664,099	12,027	Banks - 3.32%
Lukoil OAO ADR	528,283	27,967	Banco Bradesco SA	1,187,900	17,634
Petroleo Brasileiro SA ADR	1,366,221	18,963	Itau Unibanco Holding SA	2,798,094	46,017
PTT Exploration & Production PCL (a)	1,804,800	8,908			$63,651
Reliance Industries Ltd	1,333,042	20,721
		$129,151	Food - 0.37%
			Cia Brasileira de Distribuicao	151,011	7,151
Pharmaceuticals - 0.98%
Dr Reddy's Laboratories Ltd	231,615	10,395
Dr Reddy's Laboratories Ltd ADR	14,408	649	Iron & Steel - 0.66%
Lupin Ltd (a)	452,234	7,718	Vale SA	1,068,150	12,685
		$18,762

Real Estate - 1.00%
China Overseas Land & Investment Ltd	4,498,000	11,073
Emaar Properties PJSC	1	—

See accompanying notes

		Schedule of Investments
	International Emerging Markets Fund
		April 30, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Media - 0.04%
Zee Entertainment Enterprises Ltd	53,971,932	$689

TOTAL PREFERRED STOCKS		$84,176
Total Investments		$1,923,042
Liabilities in Excess of Other Assets, Net - (0.28)%		$(5,370)
TOTAL NET ASSETS - 100.00%		$1,917,672

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $34,457 or 1.80% of net assets.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Country	Percent
Korea, Republic Of	15.20%
China	14.49%
Taiwan, Province Of China	14.24%
Brazil	9 .71%
India	8 .23%
South Africa	6 .83%
Mexico	5 .29%
United States	4 .28%
Russian Federation	3 .61%
Malaysia	2 .97%
Indonesia	2 .56%
Hong Kong	2 .34%
Thailand	2 .11%
Poland	1 .83%
Greece	1 .50%
United Kingdom	1 .48%
Philippines	0 .90%
Turkey	0 .83%
Macao	0 .67%
Chile	0 .57%
Peru	0 .39%
Georgia	0 .25%
Qatar	0 .00%
United Arab Emirates	0 .00%
Liabilities in Excess of Other Assets, Net	(0.28)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

COMMON STOCKS - 99.21%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.72%				Automobile Parts & Equipment (continued)
Dentsu Inc	5,000	$205		Denso Corp	1,800	$82
Hakuhodo DY Holdings Inc	1,300	10		GKN PLC	6,788	44
JCDecaux SA	375	15		JTEKT Corp	15,500	226
Publicis Groupe SA	3,049	261		Koito Manufacturing Co Ltd	1,000	22
WPP PLC	104,477	2,253		NGK Insulators Ltd	9,000	170
		$2,744		NGK Spark Plug Co Ltd	1,000	23
				NHK Spring Co Ltd	900	8
Aerospace & Defense - 1.66%				NOK Corp	500	8
Airbus Group NV	9,090	624		Pirelli & C. SpA	1,336	22
BAE Systems PLC	44,567	301		Stanley Electric Co Ltd	700	16
Cobham PLC	6,062	32		Sumitomo Electric Industries Ltd	2,900	40
Finmeccanica SpA (a)	45,835	425
				Sumitomo Rubber Industries Ltd	900	12
IHI Corp	7,000	28		Toyoda Gosei Co Ltd	300	6
Meggitt PLC	26,138	211		Toyota Boshoku Corp	300	3
Rolls-Royce Holdings PLC (a)	27,832	494
				Toyota Industries Corp	900	41
Safran SA	61,768	4,157		Valeo SA	312	43
Thales SA	511	33		Yokohama Rubber Co Ltd/The	1,000	9
Zodiac Aerospace	960	32				$8,257
		$6,337
				Banks - 16.66%
Agriculture - 0.77%				Aozora Bank Ltd	6,000	18
British American Tobacco PLC	22,034	1,273		Australia & New Zealand Banking Group Ltd	55,447	1,783
Golden Agri-Resources Ltd	39,000	19		Banco Bilbao Vizcaya Argentaria SA	20,524	253
Imperial Tobacco Group PLC	19,466	841		Banco de Sabadell SA	14,124	48
Japan Tobacco Inc	22,700	746		Banco Popular Espanol SA	5,718	42
Swedish Match AB	1,165	40		Banco Santander SA	40,255	400
		$2,919		Bank Hapoalim BM	5,929	34
Airlines - 0.11%				Bank of East Asia Ltd	7,143	30
ANA Holdings Inc	6,000	13		Bank of Ireland (a)	523,700	205
Cathay Pacific Airways Ltd	6,000	11		Bank of Ireland (a)	93,315	36
Deutsche Lufthansa AG	1,292	32		Bank of Kyoto Ltd/The	2,000	16
easyJet PLC	891	25		Bank of Queensland Ltd	1,797	21
International Consolidated Airlines Group SA	44,140	302		Bank of Queensland Ltd (a)	208	2
(a)				Bank of Yokohama Ltd/The	7,000	35
Japan Airlines Co Ltd	300	16		Barclays PLC	1,168,144	4,988
Ryanair Holdings PLC (a)	1,040	10		BNP Paribas SA	75,165	5,648
Singapore Airlines Ltd	3,000	25		BOC Hong Kong Holdings Ltd	100,500	295
		$434		CaixaBank SA	70,742	431
				Chugoku Bank Ltd/The	900	12
Apparel - 1.29%				Commerzbank AG (a)	27,212	485
Adidas AG	37,435	4,002		Commonwealth Bank of Australia	16,167	1,189
Asics Corp	900	18		Credit Agricole SA	4,121	65
Burberry Group PLC	9,580	240		Credit Suisse Group AG (a)	179,343	5,685
Christian Dior SA	224	46		Danske Bank A/S	2,467	70
LVMH Moet Hennessy Louis Vuitton SA	2,276	448		DBS Group Holdings Ltd	330,436	4,476
Yue Yuen Industrial Holdings Ltd	55,500	172		Deutsche Bank AG	3,488	154
		$4,926		DNB ASA	214,337	3,800
Automobile Manufacturers - 3.65%				Erste Group Bank AG	10,100	340
Bayerische Motoren Werke AG	30,421	3,824		Fukuoka Financial Group Inc	4,000	16
Daihatsu Motor Co Ltd	1,100	18		Gunma Bank Ltd/The	2,000	11
Daimler AG	3,984	371		Hachijuni Bank Ltd/The	2,000	11
Fiat SpA (a)	3,592	43		Hang Seng Bank Ltd	3,000	49
Fuji Heavy Industries Ltd	6,600	174		Hiroshima Bank Ltd/The	3,000	12
Hino Motors Ltd	1,600	21		Hokuhoku Financial Group Inc	7,000	14
Honda Motor Co Ltd	21,600	717		HSBC Holdings PLC	661,935	6,763
Isuzu Motors Ltd	7,000	41		Intesa Sanpaolo SpA	1,025,157	3,508
Mazda Motor Corp	71,000	318		Iyo Bank Ltd/The	1,500	14
Mitsubishi Motors Corp	3,500	38		Joyo Bank Ltd/The	3,000	15
Nissan Motor Co Ltd	505,300	4,360		KBC Groep NV	17,499	1,068
				Lloyds Banking Group PLC (a)	739,431	943
Renault SA	3,017	295		Mediobanca SpA (a)	3,007	33
Suzuki Motor Corp	59,200	1,527
Toyota Motor Corp	37,372	2,019		Mitsubishi UFJ Financial Group Inc	151,000	804
Volkswagen AG	165	44		Mizrahi Tefahot Bank Ltd	708	10
Volvo AB - B Shares	5,192	82		Mizuho Financial Group Inc	87,979	172
		$13,892		National Australia Bank Ltd	8,174	269
				Natixis	5,209	37
Automobile Parts & Equipment - 2.17%				Nishi-Nippon City Bank Ltd/The	4,000	9
Aisin Seiki Co Ltd	1,000	35		Nordea Bank AB	67,141	973
Bridgestone Corp	101,500	3,635		Oversea-Chinese Banking Corp Ltd	10,001	77
Cie Generale des Etablissements Michelin	767	94		Pohjola Bank PLC	779	17
Continental AG	15,798	3,718		Resona Holdings Inc	8,500	44

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Chemicals (continued)
Royal Bank of Scotland Group PLC (a)	7,385	$37		Israel Chemicals Ltd	2,503	$22
Sberbank of Russia ADR(a)	240,727	2,028		Johnson Matthey PLC	3,465	192
Seven Bank Ltd	43,600	165		JSR Corp	11,600	190
Shinsei Bank Ltd	9,000	18		K+S AG	968	34
Shizuoka Bank Ltd/The	3,000	29		Kaneka Corp	2,000	12
Skandinaviska Enskilda Banken AB	6,179	85		Kansai Paint Co Ltd	1,000	14
Societe Generale SA	11,392	709		Koninklijke DSM NV	6,207	446
Standard Chartered PLC	49,590	1,074		Kuraray Co Ltd	1,900	21
Sumitomo Mitsui Financial Group Inc	171,700	6,787		LANXESS AG	4,135	315
Sumitomo Mitsui Trust Holdings Inc	79,250	327		Linde AG	731	152
Suruga Bank Ltd	1,000	17		Mitsubishi Chemical Holdings Corp	7,600	30
Svenska Handelsbanken AB	8,529	429		Mitsubishi Gas Chemical Co Inc	2,000	12
Swedbank AB	10,339	277		Mitsui Chemicals Inc	4,000	10
Toronto-Dominion Bank/The	56,812	2,733		Nippon Paint Co Ltd	1,000	16
UBS AG (a)	82,419	1,724		Novozymes A/S	969	46
UniCredit SpA	36,761	329		Shin-Etsu Chemical Co Ltd	6,300	369
Unione di Banche Italiane SCpA	4,944	47		Showa Denko KK	8,000	11
United Overseas Bank Ltd	37,805	658		Sumitomo Chemical Co Ltd	8,000	30
Westpac Banking Corp	17,894	586		Syngenta AG	11,879	4,704
Yamaguchi Financial Group Inc	1,000	9		Taiyo Nippon Sanso Corp	1,000	8
		$63,498		Teijin Ltd	5,000	12
				Ube Industries Ltd/Japan	5,000	8
Beverages - 2.05%				Yara International ASA	1,017	48
Anheuser-Busch InBev NV	15,240	1,661				$11,863
Asahi Group Holdings Ltd	1,400	39
Carlsberg A/S	472	47		Commercial Services - 3.52%
Coca-Cola West Co Ltd	300	5		Abertis Infraestructuras SA	2,163	49
Diageo PLC	170,195	5,214		Adecco SA (a)	44,813	3,762
Heineken NV	1,016	71		Aggreko PLC	1,512	40
Kirin Holdings Co Ltd	3,000	42		Atlantia SpA	2,088	54
Pernod Ricard SA	726	87		Babcock International Group PLC	11,935	241
SABMiller PLC	12,192	664		Babcock International Group PLC - Rights (a)	782	5
		$7,830		Benesse Holdings Inc	400	15
				Brambles Ltd	448,480	3,944
Biotechnology - 0.14%				Bunzl PLC	8,369	238
CSL Ltd	8,115	517		Capita PLC	216,123	3,963
				Dai Nippon Printing Co Ltd	3,000	27
Building Materials - 1.49%				Experian PLC	19,803	381
Asahi Glass Co Ltd	5,000	28		Park24 Co Ltd	600	11
Boral Ltd	4,349	23		Randstad Holding NV	696	41
Cie de St-Gobain	1,638	100		Secom Co Ltd	700	40
CRH PLC	8,796	256		Securitas AB	1,760	21
Daikin Industries Ltd	6,400	370		SGS SA	79	197
Fletcher Building Ltd	4,004	34		Sodexo	2,789	301
Geberit AG	149	50		Toppan Printing Co Ltd	3,000	21
HeidelbergCement AG	46,100	4,006		Transurban Group (c)	7,932	54
Holcim Ltd (a)	901	83				$13,405
Imerys SA	190	17
James Hardie Industries PLC	38,772	498		Computers - 0.24%
Lafarge SA	639	58		AtoS	2,791	241
				Cap Gemini SA	653	46
LIXIL Group Corp	1,400	37		Computershare Ltd	2,708	31
Rinnai Corp	200	17
Sika AG	12	49		Fujitsu Ltd	45,000	265
				Gemalto NV	457	51
Taiheiyo Cement Corp	6,000	21		NTT Data Corp	700	27
TOTO Ltd	2,000	28		Otsuka Corp	100	12
		$5,675		TDK Corp	5,200	222
Chemicals - 3.11%						$895
Air Liquide SA	3,227	462
Air Water Inc	1,000	14		Consumer Products - 0.39%
				Henkel AG & Co KGaA	3,000	309
Akzo Nobel NV	944	73		Reckitt Benckiser Group PLC	14,213	1,147
Arkema SA	33,854	3,781		Societe BIC SA	162	21
Asahi Kasei Corp	28,000	191
BASF SE	3,681	427				$1,477
Brenntag AG	299	54		Cosmetics & Personal Care - 0.95%
Croda International PLC	790	34		Kao Corp	1,900	71
Daicel Corp	2,000	17		L'Oreal SA	20,479	3,530
EMS-Chemie Holding AG	47	18		Shiseido Co Ltd	1,900	34
Givaudan SA (a),(b)	37	58				$3,635
Hitachi Chemical Co Ltd	500	7
Incitec Pivot Ltd	9,154	25

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Distribution & Wholesale - 0.29%				Electronics (continued)
ITOCHU Corp	37,000	$415		Hoya Corp	8,600	$254
Jardine Cycle & Carriage Ltd	1,000	37		Ibiden Co Ltd	600	11
Li & Fung Ltd	32,000	47		Keyence Corp	770	297
Marubeni Corp	6,000	40		Koninklijke Philips NV	24,754	792
Mitsubishi Corp	5,300	95		Kyocera Corp	1,200	56
Mitsui & Co Ltd	6,533	93		Murata Manufacturing Co Ltd	4,300	359
Sojitz Corp	7,000	11		NEC Corp	14,000	39
Sumitomo Corp	4,200	54		Nippon Electric Glass Co Ltd	3,000	15
Toyota Tsusho Corp	1,100	29		Omron Corp	9,700	344
Wolseley PLC	4,932	286		Rexel SA	6,200	157
		$1,107		Toshiba Corp	42,000	165
				Yaskawa Electric Corp	1,000	11
Diversified Financial Services - 0.56%				Yokogawa Electric Corp	1,100	15
Acom Co Ltd (a)	33,900	115
AEON Financial Service Co Ltd	700	18				$2,543
BUWOG AG (a)	269	5		Energy - Alternate Sources - 0.09%
Credit Saison Co Ltd	900	19		Enel Green Power SpA	9,835	28
Daiwa Securities Group Inc	6,000	45		Vestas Wind Systems A/S (a)	6,800	302
Deutsche Boerse AG	660	48				$330
Hong Kong Exchanges and Clearing Ltd	4,364	78
Japan Exchange Group Inc	1,300	26		Engineering & Construction - 0.40%
				ABB Ltd (a)	8,692	209
Julius Baer Group Ltd (a)	842	39
London Stock Exchange Group PLC	7,990	244		ACS Actividades de Construccion y Servicios	1,023	44
Macquarie Group Ltd	3,263	176		SA
Mitsubishi UFJ Lease & Finance Co Ltd	47,500	235		Aeroports de Paris	167	21
Nomura Holdings Inc	55,900	324		Auckland International Airport Ltd	5,352	18
Old Mutual PLC	19,919	67		Bouygues SA	1,076	49
ORIX Corp	44,400	644		Chiyoda Corp	11,000	147
Schroders PLC	592	26		Ferrovial SA	2,267	50
Singapore Exchange Ltd	5,000	28		Fraport AG Frankfurt Airport Services	206	15
		$2,137		Worldwide
				Hochtief AG	173	16
Electric - 0.88%				Kajima Corp	5,000	19
AGL Energy Ltd	3,114	46		Kinden Corp	1,000	9
Chubu Electric Power Co Inc (a)	3,600	41		Koninklijke Boskalis Westminster NV	438	25
Chugoku Electric Power Co Inc/The	1,600	21		Leighton Holdings Ltd	947	17
CLP Holdings Ltd	6,663	53		Obayashi Corp	3,000	19
Contact Energy Ltd	2,060	10		Sembcorp Industries Ltd	5,000	22
E.ON SE	6,960	133		Shimizu Corp	3,000	17
EDP - Energias de Portugal SA	11,280	55		Singapore Technologies Engineering Ltd	9,000	28
Electric Power Development Co Ltd	600	16		Skanska AB	2,136	49
Electricite de France	1,395	54		Sydney Airport	55,311	218
Enel SpA	68,283	387		Taisei Corp	5,000	23
Fortum OYJ	1,717	39		Vinci SA	6,593	498
GDF Suez	30,129	759		WorleyParsons Ltd	1,163	18
Hokuriku Electric Power Co	900	11				$1,531
Iberdrola SA	90,959	636
Kansai Electric Power Co Inc/The	3,900	33		Entertainment - 0.01%
Kyushu Electric Power Co Inc	2,500	25		Tabcorp Holdings Ltd	4,355	15
Origin Energy Ltd	4,175	58		Tatts Group Ltd	8,101	23
Power Assets Holdings Ltd	5,000	43				$38
Red Electrica Corp SA	608	50		Environmental Control - 0.00%
RWE AG	10,191	389		Kurita Water Industries Ltd	600	13
SP AusNet	9,488	12
SSE PLC	10,140	261
Terna Rete Elettrica Nazionale SpA	8,701	47		Food - 3.48%
Tohoku Electric Power Co Inc	14,800	141		Ajinomoto Co Inc	8,000	118
Tokyo Electric Power Co Inc (a)	8,100	31		Aryzta AG (a)	489	45
		$3,351		Associated British Foods PLC	1,547	78
				Barry Callebaut AG (a)	11	15
Electrical Components & Equipment - 3.36%				Calbee Inc	400	10
Brother Industries Ltd	1,300	18		Carrefour SA	14,745	575
Hitachi Ltd	681,000	4,854		Casino Guichard Perrachon SA	317	40
Legrand SA	7,746	501		Colruyt SA	437	25
Mabuchi Motor Co Ltd	200	14		Danone SA	1,944	144
Nidec Corp	5,200	294		Delhaize Group SA	591	44
Osram Licht AG (a)	6,712	353		J Sainsbury PLC	6,944	39
Schneider Electric SA	72,264	6,783		Kerry Group PLC	658	52
		$12,817		Kikkoman Corp	1,000	20
				Koninklijke Ahold NV	4,103	79
Electronics - 0.67%				Lindt & Spruengli AG - PC	4	20
Hirose Electric Co Ltd	200	28		MEIJI Holdings Co Ltd	300	19

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Food (continued)				Holding Companies - Diversified (continued)
Metro AG	729	$29		Jardine Strategic Holdings Ltd	117,637	$4,209
Nestle SA	111,707	8,633		Keppel Corp Ltd	31,100	261
Nippon Meat Packers Inc	1,000	17		Noble Group Ltd	207,839	215
Nisshin Seifun Group Inc	1,150	13		NWS Holdings Ltd	7,000	12
Nissin Foods Holdings Co Ltd	300	14		Swire Pacific Ltd	3,500	40
Olam International Ltd	8,000	14		Wharf Holdings Ltd	6,000	42
Seven & I Holdings Co Ltd	16,100	636				$8,324
Suedzucker AG	471	10
Tesco PLC	35,116	174		Home Builders - 1.32%
Toyo Suisan Kaisha Ltd	1,000	32		Daiwa House Industry Co Ltd	2,000	34
Unilever NV - CVA	26,055	1,118		Iida Group Holdings Co Ltd	10,700	160
				Persimmon PLC (a)	6,907	153
Unilever PLC	14,875	665
Wilmar International Ltd	10,000	27		Sekisui Chemical Co Ltd	429,000	4,347
Woolworths Ltd	16,038	557		Sekisui House Ltd	3,000	36
Yamazaki Baking Co Ltd	1,000	12		Taylor Wimpey PLC	165,600	295
		$13,274				$5,025

Food Service - 0.03%				Home Furnishings - 0.05%
Compass Group PLC	7,372	117		Matsushita Electric Industrial Co Ltd	8,400	91
				Sharp Corp/Japan (a)	9,000	23
				Sony Corp	3,800	67
Forest Products & Paper - 1.27%						$181
Mondi PLC	11,300	188
Oji Holdings Corp	4,000	17		Insurance - 4.72%
Stora Enso OYJ	21,393	218		Admiral Group PLC	1,078	25
Svenska Cellulosa AB SCA	155,012	4,358		Aegon NV	83,204	763
UPM-Kymmene OYJ	2,971	52		Ageas	914	39
		$4,833		AIA Group Ltd	981,400	4,773
				Allianz SE	1,855	323
Gas - 0.15%				AMP Ltd	11,542	54
Centrica PLC	19,828	111		Assicurazioni Generali SpA	4,809	112
Enagas SA	1,111	34		Aviva PLC	53,967	481
Gas Natural SDG SA	1,969	56		AXA SA	30,899	806
Hong Kong & China Gas Co Ltd	21,840	50		Baloise Holding AG	267	33
National Grid PLC	14,416	205		CNP Assurances	964	22
Osaka Gas Co Ltd	10,000	38		Dai-ichi Life Insurance Co Ltd/The	3,200	44
Snam SpA	7,576	46		Delta Lloyd NV	1,055	28
Tokyo Gas Co Ltd	9,000	47		Direct Line Insurance Group PLC	65,648	278
		$587		Gjensidige Forsikring ASA	1,124	21
				Hannover Rueck SE	339	32
Hand & Machine Tools - 1.30%				ING Groep NV (a)	35,137	502
Fuji Electric Co Ltd	3,000	13		Insurance Australia Group Ltd	9,091	49
Sandvik AB	3,649	52
Schindler Holding AG - REG	122	19		Legal & General Group PLC	24,066	86
SMC Corp/Japan	20,400	4,856		MS&AD Insurance Group Holdings	1,860	42
				Muenchener Rueckversicherungs AG	729	169
THK Co Ltd	600	13		NKSJ Holdings Inc	1,800	45
		$4,953		Prudential PLC	232,903	5,354
Healthcare - Products - 0.69%				QBE Insurance Group Ltd	4,545	49
Coloplast A/S	624	52		Resolution Ltd	43,271	218
Essilor International SA	21,077	2,257		Sampo	10,541	524
Olympus Corp (a)	5,700	174		SCOR SE	879	32
Shimadzu Corp	1,000	9		Sony Financial Holdings Inc	13,700	220
Smith & Nephew PLC	3,853	60		Standard Life PLC	8,133	53
Sysmex Corp	800	25		Suncorp Group Ltd	38,698	469
Terumo Corp	1,600	32		Swiss Life Holding AG (a)	180	44
William Demant Holding A/S (a)	147	13		Swiss Re AG (a)	1,432	125
		$2,622		T&D Holdings Inc	3,300	39
				Tokio Marine Holdings Inc	9,766	288
Healthcare - Services - 0.19%				Tryg A/S	137	13
Fresenius Medical Care AG & Co KGaA	751	52		UnipolSai SpA (a)	5,060	19
Fresenius SE & Co KGaA	2,836	431		Zurich Insurance Group AG (a)	6,288	1,804
Miraca Holdings Inc	3,600	156				$17,978
Ramsay Health Care Ltd	738	31
Ryman Healthcare Ltd	2,097	16		Internet - 0.29%
Sonic Healthcare Ltd	2,136	35		Iliad SA	1,036	279
		$721		Kakaku.com Inc	9,400	134
				M3 Inc	800	11
Holding Companies - Diversified - 2.18%				Rakuten Inc	28,900	375
Drax Group PLC	15,300	171		SBI Holdings Inc/Japan	1,200	14
GEA Group AG	72,552	3,249		Seek Ltd	16,141	253
Hutchison Whampoa Ltd	8,000	110		Trend Micro Inc/Japan	600	19
Industrivarden AB	692	15

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Media (continued)
United Internet AG	599	$26		ITV PLC	184,266	$567
		$1,111		Kabel Deutschland Holding AG	127	17
				Lagardere SCA	625	26
Investment Companies - 0.03%				Pearson PLC	3,060	57
Delek Group Ltd	25	10		ProSiebenSat.1 Media AG	760	33
Eurazeo SA	177	15		Reed Elsevier NV	11,598	237
Exor SpA	553	25		Reed Elsevier PLC	13,574	200
Investor AB	1,697	66		RTL Group SA	2,717	302
		$116		Singapore Press Holdings Ltd	9,000	30
Iron & Steel - 0.17%				Sky Deutschland AG (a)	29,900	257
ArcelorMittal	3,420	56		Wolters Kluwer NV	1,697	47
Daido Steel Co Ltd	2,000	10				$2,017
Fortescue Metals Group Ltd	8,924	42		Metal Fabrication & Hardware - 0.17%
Hitachi Metals Ltd	12,000	163		Assa Abloy AB	10,220	542
JFE Holdings Inc	11,900	220		Maruichi Steel Tube Ltd	300	8
Kobe Steel Ltd	14,000	18		NSK Ltd	3,000	31
Nippon Steel & Sumitomo Metal Corp	30,000	79		SKF AB	1,353	35
ThyssenKrupp AG (a)	1,550	44
				Tenaris SA	1,888	42
Voestalpine AG	630	29				$658
		$661
				Mining - 2.37%
Leisure Products & Services - 0.17%				Alumina Ltd (a)	14,195	18
Carnival PLC	1,031	41		Anglo American PLC	4,771	128
Flight Centre Travel Group Ltd	3,284	164		Antofagasta PLC	2,216	30
Sega Sammy Holdings Inc	10,200	206		BHP Billiton Ltd	22,168	781
Shimano Inc	500	50		BHP Billiton PLC	146,262	4,748
Tui Travel PLC	2,569	19		Boliden AB	1,537	23
Yamaha Corp	900	12		Fresnillo PLC	7,800	113
Yamaha Motor Co Ltd	9,800	151		Glencore Xstrata PLC	36,914	199
		$643		Mitsubishi Materials Corp	6,000	17
Lodging - 0.39%				Orica Ltd	2,070	42
Accor SA	894	44		Randgold Resources Ltd	2,300	185
City Developments Ltd	2,000	17		Rio Tinto Ltd	18,821	1,085
Crown Resorts Ltd	2,251	34		Rio Tinto PLC	29,804	1,621
Galaxy Entertainment Group Ltd (a)	8,000	63		Sumitomo Metal Mining Co Ltd	3,000	45
InterContinental Hotels Group PLC	6,000	205				$9,035
MGM China Holdings Ltd	46,800	163		Miscellaneous Manufacturing - 0.46%
Sands China Ltd	85,400	627		Alfa Laval AB	1,768	47
SJM Holdings Ltd	11,000	31		Ansell Ltd	11,732	198
Whitbread PLC	3,967	274		FUJIFILM Holdings Corp	1,700	44
Wynn Macau Ltd	8,400	33		IMI PLC	1,554	40
		$1,491		Konica Minolta Inc	20,000	186
Machinery - Construction & Mining - 0.31%				Melrose Industries PLC	6,186	30
Atlas Copco AB - A Shares	2,654	77		Siemens AG	8,419	1,110
Atlas Copco AB - B Shares	1,523	42		Smiths Group PLC	2,214	50
Hitachi Construction Machinery Co Ltd	600	11		Wartsila OYJ Abp	607	34
Komatsu Ltd	18,600	409				$1,739
Mitsubishi Electric Corp	57,000	649		Office & Business Equipment - 0.09%
		$1,188		Canon Inc	4,300	135
Machinery - Diversified - 1.17%				Ricoh Co Ltd	3,700	42
Alstom SA	1,213	50		Seiko Epson Corp	6,300	172
Amada Co Ltd	2,000	14				$349
Andritz AG	3,800	236		Oil & Gas - 7.01%
CNH Industrial NV	3,408	40		BG Group PLC	316,759	6,407
FANUC Corp	700	126		BP PLC	80,069	676
Hexagon AB	1,334	43		Caltex Australia Ltd	758	16
Kawasaki Heavy Industries Ltd	59,000	219		Eni SpA	8,707	226
Kone OYJ	1,234	53		Idemitsu Kosan Co Ltd	600	13
Kubota Corp	4,000	52		Inpex Corp	20,000	292
Mitsubishi Heavy Industries Ltd	11,000	58		Japan Petroleum Exploration Co	200	7
Nabtesco Corp	154,900	3,344		JX Holdings Inc	39,720	206
Sumitomo Heavy Industries Ltd	36,000	153		Neste Oil OYJ	720	15
Weir Group PLC/The	1,198	55		Oil Search Ltd	42,359	351
Zardoya Otis SA	940	16		OMV AG	827	39
		$4,459		Premier Oil PLC	560,481	3,209
Media - 0.53%				Repsol SA	3,019	81
British Sky Broadcasting Group PLC	4,340	65		Royal Dutch Shell PLC - A Shares	127,107	5,028
Fuji Media Holdings Inc	10,600	179		Royal Dutch Shell PLC - A Shares	61,834	2,445

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Real Estate (continued)
Royal Dutch Shell PLC - B Shares	8,626	$366		Daito Trust Construction Co Ltd	400	$41
Santos Ltd	3,720	48		Deutsche Wohnen AG	1,652	35
Seadrill Ltd	1,501	53		Global Logistic Properties Ltd	86,000	196
Showa Shell Sekiyu KK	1,000	10		Great Eagle Holdings Ltd	8,000	29
Statoil ASA	143,771	4,383		Henderson Land Development Co Ltd	6,000	36
TonenGeneral Sekiyu KK	2,000	19		Hongkong Land Holdings Ltd	494,000	3,462
Total SA	36,518	2,613		Hopewell Holdings Ltd	3,000	10
Transocean Ltd	1,378	59		Hulic Co Ltd	1,400	17
Tullow Oil PLC	3,112	46		Hysan Development Co Ltd	38,000	163
Woodside Petroleum Ltd	2,507	95		IMMOFINANZ AG (a)	5,393	20
		$26,703		Keppel Land Ltd	3,000	8
				Kerry Properties Ltd	3,500	12
Oil & Gas Services - 0.14%				Mitsubishi Estate Co Ltd	5,000	113
Fugro NV	396	26		Mitsui Fudosan Co Ltd	17,000	503
Subsea 7 SA	9,000	180		New World Development Co Ltd	26,984	28
Technip SA	3,053	344		Nomura Real Estate Holdings Inc	700	13
		$550		NTT Urban Development Corp	700	6
Packaging & Containers - 0.03%				REA Group Ltd	296	13
Amcor Ltd/Australia	4,589	44		Sino Land Co Ltd	14,604	22
Rexam PLC	4,449	37		Sumitomo Realty & Development Co Ltd	8,244	320
Toyo Seikan Group Holdings Ltd	900	14		Sun Hung Kai Properties Ltd	6,260	79
		$95		Sun Hung Kai Properties Ltd - Warrants (a),(b)	517	—
				Swire Properties Ltd	6,800	21
Pharmaceuticals - 10.21%				Tokyo Tatemono Co Ltd	2,000	16
Actelion Ltd (a)	438	43		Wheelock & Co Ltd	5,000	21
Alfresa Holdings Corp	200	12				$5,434
Astellas Pharma Inc	306,000	3,412
AstraZeneca PLC	87,595	6,914		REITS - 0.52%
Bayer AG	13,381	1,860		Ascendas Real Estate Investment Trust	11,000	20
Chugai Pharmaceutical Co Ltd	1,200	30		British Land Co PLC	19,867	232
Daiichi Sankyo Co Ltd	2,500	42		CapitaCommercial Trust	11,000	14
Dainippon Sumitomo Pharma Co Ltd	900	14		CapitaMall Trust	13,000	21
Eisai Co Ltd	1,500	58		CFS Retail Property Trust Group	12,160	23
GlaxoSmithKline PLC	17,188	475		Dexus Property Group	32,191	34
Grifols SA ADR	7,319	300		Hammerson PLC	4,114	40
Grifols SA	838	45		Intu Properties PLC	3,804	19
Hikma Pharmaceuticals PLC	10,241	269		Japan Retail Fund Investment Corp	13	26
Hisamitsu Pharmaceutical Co Inc	400	17		Land Securities Group PLC	3,259	58
Kyowa Hakko Kirin Co Ltd	1,000	11		Link REIT/The	8,301	41
Medipal Holdings Corp	800	11		Mirvac Group	112,495	184
Merck KGaA	277	47		Segro PLC	4,320	26
Mitsubishi Tanabe Pharma Corp	1,200	17		Stockland	13,308	48
Novartis AG	14,794	1,286		Unibail-Rodamco SE	1,895	512
Novo Nordisk A/S	35,063	1,592		Westfield Group	60,891	621
Orion OYJ	556	17		Westfield Retail Trust	16,838	50
Otsuka Holdings Co Ltd	1,300	37				$1,969
Roche Holding AG	30,979	9,087		Retail - 2.08%
Sanofi	47,714	5,150		Aeon Co Ltd	3,400	39
Santen Pharmaceutical Co Ltd	2,400	107		Cie Financiere Richemont SA	6,976	710
Shionogi & Co Ltd	1,600	28		Citizen Holdings Co Ltd	1,400	10
Shire PLC	73,862	4,225		Don Quijote Holdings Co Ltd	3,100	164
Suzuken Co Ltd/Aichi Japan	400	14		FamilyMart Co Ltd	300	12
Taisho Pharmaceutical Holdings Co Ltd	200	15		Fast Retailing Co Ltd	200	62
Takeda Pharmaceutical Co Ltd	3,000	135		Harvey Norman Holdings Ltd	2,985	9
Teva Pharmaceutical Industries Ltd ADR	8,700	425		Hennes & Mauritz AB	19,955	817
Teva Pharmaceutical Industries Ltd	3,693	181		Inditex SA	3,224	484
Tsumura & Co	300	7		Kering	18,523	4,096
UCB SA	36,768	3,016		Kingfisher PLC	49,624	352
		$38,899		Lawson Inc	400	28
Pipelines - 0.01%				Lifestyle International Holdings Ltd	80,500	158
APA Group	4,865	30		Marks & Spencer Group PLC	6,125	46
				Next PLC	651	72
				Nitori Holdings Co Ltd	300	14
Private Equity - 0.01%				Swatch Group AG/The - BR	108	69
3i Group PLC	5,656	36		Swatch Group AG/The - REG	244	29
				Takashimaya Co Ltd	2,000	19
Real Estate - 1.43%				Travis Perkins PLC	1,377	40
Aeon Mall Co Ltd	6,050	144		USS Co Ltd	1,200	18
CapitaMalls Asia Ltd	8,000	14		Wesfarmers Ltd	16,123	641
Cheung Kong Holdings Ltd	5,400	92

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)				Toys, Games & Hobbies (continued)
Yamada Denki Co Ltd	5,300	$20		Nintendo Co Ltd	900	$94
		$7,909				$116

Semiconductors - 0.09%				Transportation - 1.88%
ARM Holdings PLC	4,788	73		AP Moeller - Maersk A/S - A shares	15	34
ASM Pacific Technology Ltd	5,500	61		AP Moeller - Maersk A/S - B shares	175	418
ASML Holding NV	1,223	100		Asciano Ltd	5,482	28
Infineon Technologies AG	4,934	57		Aurizon Holdings Ltd	11,411	55
Rohm Co Ltd	500	24		Canadian Pacific Railway Ltd	12,016	1,876
Tokyo Electron Ltd	700	40		Central Japan Railway Co	600	74
		$355		ComfortDelGro Corp Ltd	11,000	19
				Deutsche Post AG	3,584	135
Shipbuilding - 0.00%				DSV A/S	1,011	34
Yangzijiang Shipbuilding Holdings Ltd	10,000	9		East Japan Railway Co	55,600	4,057
				Groupe Eurotunnel SA	3,091	41
Software - 2.12%				Hankyu Hanshin Holdings Inc	6,000	33
Amadeus IT Holding SA	15,136	629		Kamigumi Co Ltd	2,000	19
Check Point Software Technologies Ltd (a)	45,703	2,928		Keio Corp	3,000	21
Sage Group PLC/The	6,219	45		Keisei Electric Railway Co Ltd	2,000	17
SAP AG	55,582	4,493		Mitsui OSK Lines Ltd	6,000	20
		$8,095		MTR Corp Ltd	10,000	38
				Nippon Express Co Ltd	5,000	24
Telecommunications - 6.85%				Nippon Yusen KK	9,000	24
Alcatel-Lucent (a)	9,708	38
Altice SA (a)	6,600	376		Orient Overseas International Ltd	20,000	96
				TNT Express NV	2,537	23
Belgacom SA	855	26		Tobu Railway Co Ltd	5,000	24
Bezeq The Israeli Telecommunication Corp	94,328	170		Toll Holdings Ltd	3,829	19
Ltd				West Japan Railway Co	900	36
BT Group PLC	705,227	4,403				$7,165
Deutsche Telekom AG	12,195	205
Drillisch AG	5,300	198		Water - 0.08%
Elisa OYJ	800	24		Suez Environnement Co	15,376	302
Eutelsat Communications SA	803	28
HKT Trust and HKT Ltd	189,000	199		TOTAL COMMON STOCKS		$378,081
Idea Cellular Ltd - Warrants (a)	1,812,730	4,024		INVESTMENT COMPANIES - 1.70%	Shares Held	Value (000's)
Jazztel PLC (a)	6,401	98
KDDI Corp	13,700	731		Publicly Traded Investment Fund - 1.70%
Koninklijke KPN NV (a)	97,912	348		BlackRock Liquidity Funds TempFund	3,550,962	3,551
Millicom International Cellular SA	371	37		Portfolio
NICE Systems Ltd	323	14		Goldman Sachs Financial Square Funds -	2,685,505	2,686
Nippon Telegraph & Telephone Corp	1,400	78		Money Market Fund
Nokia OYJ	782,561	5,859		JP Morgan Prime Money Market Fund	226,077	226
NTT DOCOMO Inc	5,800	92				$6,463
Orange SA	32,164	521		TOTAL INVESTMENT COMPANIES		$6,463
PCCW Ltd	216,000	116		PREFERRED STOCKS - 0.36%	Shares Held	Value (000's)
SES SA	1,257	47		Automobile Manufacturers - 0.34%
Singapore Telecommunications Ltd	77,000	236		Bayerische Motoren Werke AG	303	30
SoftBank Corp	11,805	879		Porsche Automobil Holding SE	533	59
StarHub Ltd	3,000	10		Volkswagen AG	4,528	1,224
Swisscom AG	1,036	630				$1,313
TDC A/S	38,863	365
Telecom Corp of New Zealand Ltd	10,726	26		Consumer Products - 0.02%
Telecom Italia SpA (a)	45,938	59		Henkel AG & Co KGaA	773	86
Telecom Italia SpA - RSP	33,870	34
Telefonaktiebolaget LM Ericsson	10,416	126		TOTAL PREFERRED STOCKS		$1,399
Telefonica SA	14,019	235		Total Investments		$385,943
Telekom Austria AG	1,245	12		Liabilities in Excess of Other Assets, Net - (1.27)%		$(4,855)
Telenet Group Holding NV	290	17		TOTAL NET ASSETS - 100.00%		$381,088
Telenor ASA	19,736	464
TeliaSonera AB	10,037	73
Telstra Corp Ltd	100,239	487		(a) Non-Income Producing Security
Vivendi SA	4,124	111		(b) Security is Illiquid
Vodafone Group PLC	1,234,735	4,688		(c) Fair value of these investments is determined in good faith by the
Ziggo NV	884	38		Manager under procedures established and periodically reviewed by the
		$26,122		Board of Directors. At the end of the period, the fair value of these
				securities totaled $54 or 0.01% of net assets.
Textiles - 0.01%
Toray Industries Inc	6,000	39

Toys, Games & Hobbies - 0.03%
Namco Bandai Holdings Inc	1,000	22

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		20.32%
Japan		17.29%
France		12.65%
Switzerland		10.47%
Germany		8 .67%
Australia		4 .13%
Hong Kong		3 .92%
Netherlands		3 .33%
Norway		2 .30%
Sweden		2 .19%
Finland		1 .78%
United States		1 .71%
Singapore		1 .63%
Belgium		1 .54%
Ireland		1 .48%
Italy		1 .46%
Luxembourg		1 .29%
Canada		1 .21%
Spain		1 .01%
Israel		1 .00%
Denmark		0 .77%
Russian Federation		0 .53%
Macao		0 .22%
Austria		0 .18%
Guernsey		0 .06%
Jersey, Channel Islands		0 .05%
Mexico		0 .03%
Portugal		0 .02%
New Zealand		0 .02%
Bermuda		0 .01%
China		0 .00%
Liabilities in Excess of Other Assets, Net		(1.27)%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2014	Long	58	$5,432	$5,581	$149
S&P 500 Emini; June 2014	Long	25	2,319	2,347	28
Total					$177

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Blend Fund II

April 30, 2014 (unaudited)

COMMON STOCKS - 98.28%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.05%				Beverages (continued)
Interpublic Group of Cos Inc/The	5,457	$95		Coca-Cola Co/The	65,064	$2,654
Omnicom Group Inc	3,373	228		Coca-Cola Enterprises Inc	3,164	144
		$323		Constellation Brands Inc (a)	2,184	174
				Dr Pepper Snapple Group Inc	7,830	434
Aerospace & Defense - 2.80%				Keurig Green Mountain Inc	2,477	233
Boeing Co/The	18,860	2,434		Molson Coors Brewing Co	2,107	126
General Dynamics Corp	3,028	331		Monster Beverage Corp (a)	2,677	179
L-3 Communications Holdings Inc	1,161	134		PepsiCo Inc	107,809	9,260
Lockheed Martin Corp	2,436	400				$13,404
Northrop Grumman Corp	2,010	244
Orbital Sciences Corp (a)	213,561	6,279		Biotechnology - 2.11%
Raytheon Co	62,955	6,011		Alexion Pharmaceuticals Inc (a)	5,097	806
Rockwell Collins Inc	1,768	137		Amgen Inc	65,621	7,333
United Technologies Corp	18,645	2,206		Biogen Idec Inc (a)	5,100	1,465
		$18,176		Celgene Corp (a)	6,536	961
				Gilead Sciences Inc (a)	32,987	2,589
Agriculture - 0.71%				Incyte Corp Ltd (a)	1,600	78
Altria Group Inc	22,185	890		Intercept Pharmaceuticals Inc (a)	300	79
Archer-Daniels-Midland Co	15,377	672		Regeneron Pharmaceuticals Inc (a)	614	182
Philip Morris International Inc	35,378	3,023		Vertex Pharmaceuticals Inc (a)	3,000	203
		$4,585				$13,696

Airlines - 0.37%				Building Materials - 0.92%
American Airlines Group Inc (a)	16,400	575
				Eagle Materials Inc	62,326	5,194
Delta Air Lines Inc	31,847	1,173		Martin Marietta Materials Inc	2,900	360
Southwest Airlines Co	9,133	221		Vulcan Materials Co	6,202	400
United Continental Holdings Inc (a)	10,300	421
						$5,954
		$2,390
				Chemicals - 2.09%
Apparel - 0.28%				Air Products & Chemicals Inc	2,559	301
Hanesbrands Inc	2,400	197		Airgas Inc	4,369	464
Michael Kors Holdings Ltd (a)	2,352	215
				Celanese Corp	7,600	467
Nike Inc	15,157	1,105		CF Industries Holdings Inc	751	184
Ralph Lauren Corp	780	118		Dow Chemical Co/The	16,191	808
VF Corp	3,237	198		Eastman Chemical Co	2,018	176
		$1,833		Ecolab Inc	53,078	5,555
Automobile Manufacturers - 0.31%				EI du Pont de Nemours & Co	7,331	494
Ford Motor Co	35,566	575		FMC Corp	1,747	134
General Motors Co	36,554	1,260		International Flavors & Fragrances Inc	1,068	105
PACCAR Inc	2,785	178		LyondellBasell Industries NV	7,999	740
		$2,013		Monsanto Co	11,560	1,280
				Mosaic Co/The	4,467	224
Automobile Parts & Equipment - 1.89%				Potash Corp of Saskatchewan Inc	4,100	148
BorgWarner Inc	2,982	185		PPG Industries Inc	2,067	400
Delphi Automotive PLC	11,371	760		Praxair Inc	6,807	888
Goodyear Tire & Rubber Co/The	3,237	82		RPM International Inc	1,900	81
Johnson Controls Inc	242,616	10,952		Sherwin-Williams Co/The	4,773	953
TRW Automotive Holdings Corp (a)	3,000	241		Sigma-Aldrich Corp	1,568	151
		$12,220				$13,553

Banks - 7.57%				Coal - 0.02%
Bank of America Corp	198,038	2,999		Consol Energy Inc	3,600	160
Bank of New York Mellon Corp/The	9,002	305
BB&T Corp	5,524	206
Capital One Financial Corp	4,530	335		Commercial Services - 1.03%
Citigroup Inc	261,940	12,550		ADT Corp/The	2,621	79
				Alliance Data Systems Corp (a)	637	154
Fifth Third Bancorp	11,570	238
Goldman Sachs Group Inc/The	3,841	614		Automatic Data Processing Inc	44,902	3,501
JP Morgan Chase & Co	214,050	11,982		Cintas Corp	1,319	78
KeyCorp	11,754	160		Equifax Inc	1,594	113
M&T Bank Corp	1,400	171		H&R Block Inc	3,577	102
Morgan Stanley	38,151	1,180		Iron Mountain Inc	7,200	205
Northern Trust Corp	9,200	554		MasterCard Inc	26,006	1,912
PNC Financial Services Group Inc/The	4,863	409		McGraw Hill Financial Inc	1,600	118
				Quanta Services Inc (a)	8,028	283
Regions Financial Corp	18,059	183
State Street Corp	18,114	1,169		Western Union Co/The	7,240	115
SunTrust Banks Inc	4,228	162				$6,660
US Bancorp/MN	28,562	1,165		Computers - 3.88%
Wells Fargo & Co	295,696	14,678		Accenture PLC - Class A	12,183	977
		$49,060		Apple Inc	30,421	17,951
				Cognizant Technology Solutions Corp (a)	13,816	662
Beverages - 2.07%
Brown-Forman Corp	2,231	200		EMC Corp/MA	18,242	471

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electric (continued)
Hewlett-Packard Co	17,035	$563		Southern Co/The	6,910	$317
International Business Machines Corp	14,113	2,772		Wisconsin Energy Corp	2,969	144
NetApp Inc	4,467	159		Xcel Energy Inc	6,523	208
SanDisk Corp	5,362	456				$10,525
Seagate Technology PLC	4,276	225
Western Digital Corp	10,359	913		Electrical Components & Equipment - 0.20%
		$25,149		AMETEK Inc	3,373	178
				Emerson Electric Co	6,374	435
Consumer Products - 0.07%				Energizer Holdings Inc	3,700	413
Avery Dennison Corp	1,265	62		Hubbell Inc	2,200	259
Kimberly-Clark Corp	3,466	389				$1,285

		$451		Electronics - 2.74%
Cosmetics & Personal Care - 0.91%				Agilent Technologies Inc	16,930	915
Avon Products Inc	26,800	409		Garmin Ltd	1,612	92
Colgate-Palmolive Co	9,604	646		Honeywell International Inc	83,155	7,725
Estee Lauder Cos Inc/The	8,413	611		Jabil Circuit Inc	2,423	42
Procter & Gamble Co/The	51,533	4,254		PerkinElmer Inc	1,498	63
		$5,920		TE Connectivity Ltd	3,227	190
				Thermo Fisher Scientific Inc	55,525	6,330
Distribution & Wholesale - 0.15%				Trimble Navigation Ltd (a)	5,600	215
Fastenal Co	3,700	185		Tyco International Ltd	53,443	2,186
Fossil Group Inc (a)	644	69
Genuine Parts Co	2,023	176				$17,758
WW Grainger Inc	2,109	537		Engineering & Construction - 0.19%
		$967		Fluor Corp	2,141	162
				Granite Construction Inc	20,950	783
Diversified Financial Services - 2.78%				Jacobs Engineering Group Inc (a)	5,225	302
American Express Co	69,111	6,042				$1,247
Ameriprise Financial Inc	6,527	728
BlackRock Inc	2,515	757		Entertainment - 0.01%
Charles Schwab Corp/The	137,762	3,658		International Game Technology	3,258	41
CME Group Inc/IL	6,996	493
Discover Financial Services	14,981	837
E*Trade Financial Corp (a)	10,300	231		Environmental Control - 0.03%
				Stericycle Inc (a)	1,800	210
Franklin Resources Inc	3,193	167
IntercontinentalExchange Group Inc	3,506	717
Invesco Ltd	5,000	176		Food - 2.82%
Legg Mason Inc	1,442	68		Campbell Soup Co	2,393	109
LPL Financial Holdings Inc	3,500	166		Danone SA ADR	310,301	4,605
NASDAQ OMX Group Inc/The	1,609	59		General Mills Inc	17,160	909
Och-Ziff Capital Management Group LLC	10,700	128		Hershey Co/The	1,996	192
Santander Consumer USA Holdings Inc	6,800	155		Hormel Foods Corp	1,764	84
SLM Corp	5,900	152		JM Smucker Co/The	1,378	133
T Rowe Price Group Inc	2,044	168		Kellogg Co	12,970	867
TD Ameritrade Holding Corp	9,500	303		Kraft Foods Group Inc	5,608	319
Visa Inc	14,816	3,002		Kroger Co/The	4,680	216
		$18,007		McCormick & Co Inc/MD	49,351	3,514
				Mondelez International Inc	38,313	1,366
Electric - 1.62%				Nestle SA ADR	65,160	5,029
AES Corp/VA	57,407	829		Sysco Corp	10,125	369
Ameren Corp	3,234	134		Tyson Foods Inc	3,561	150
American Electric Power Co Inc	17,585	946		Whole Foods Market Inc	8,600	427
Calpine Corp (a)	12,000	275
CMS Energy Corp	13,085	397				$18,289
Consolidated Edison Inc	3,840	223		Forest Products & Paper - 0.10%
Dominion Resources Inc/VA	5,224	379		International Paper Co	14,139	660
DTE Energy Co	2,317	181
Duke Energy Corp	6,272	467
Edison International	4,270	241		Gas - 0.86%
Entergy Corp	9,937	720		AGL Resources Inc	1,557	84
				CenterPoint Energy Inc	14,200	351
Exelon Corp	56,233	1,969		NiSource Inc	15,676	570
FirstEnergy Corp	6,774	229
Integrys Energy Group Inc	1,045	64		Sempra Energy	46,559	4,591
NextEra Energy Inc	3,876	387				$5,596
Northeast Utilities	8,424	398		Hand & Machine Tools - 0.07%
NRG Energy Inc	23,139	757		Snap-on Inc	761	88
PG&E Corp	13,600	620		Stanley Black & Decker Inc	4,341	373
Pinnacle West Capital Corp	1,441	81				$461
PPL Corp	5,637	188
Public Service Enterprise Group Inc	6,631	272		Healthcare - Products - 1.03%
SCANA Corp	1,841	99		Baxter International Inc	4,261	310
				Becton Dickinson and Co	7,659	866

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Internet (continued)
Boston Scientific Corp (a)	34,078	$429		LinkedIn Corp (a)	500	$77
CareFusion Corp (a)	2,868	112		Netflix Inc (a)	2,834	913
Covidien PLC	32,315	2,303		Priceline Group Inc/The (a)	1,271	1,471
CR Bard Inc	1,038	142		Splunk Inc (a)	42,670	2,329
DENTSPLY International Inc	5,700	254		TripAdvisor Inc (a)	1,527	123
Intuitive Surgical Inc (a)	500	181		VeriSign Inc (a)	8,589	406
Medtronic Inc	9,054	533		Yahoo! Inc (a)	7,392	266
St Jude Medical Inc	9,226	586				$37,963
Stryker Corp	9,676	752
Zimmer Holdings Inc	2,242	217		Iron & Steel - 0.05%
		$6,685		Nucor Corp	4,800	249
				United States Steel Corp	1,928	50
Healthcare - Services - 1.28%						$299
Aetna Inc	12,824	917
Cigna Corp	2,507	201		Leisure Products & Services - 0.85%
HCA Holdings Inc (a)	4,300	224		Carnival Corp	4,400	173
Humana Inc	3,000	329		Harley-Davidson Inc	72,116	5,332
Laboratory Corp of America Holdings (a)	1,146	113				$5,505
UnitedHealth Group Inc	76,994	5,777		Lodging - 0.97%
WellPoint Inc	7,578	763		Hilton Worldwide Holdings Inc (a)	7,800	170
		$8,324		Las Vegas Sands Corp	5,200	412
Home Builders - 0.55%				Marriott International Inc/DE	2,944	171
Lennar Corp	5,300	205		Starwood Hotels & Resorts Worldwide Inc	63,858	4,894
Pulte Group Inc	4,518	83		Wyndham Worldwide Corp	1,707	122
Toll Brothers Inc (a)	94,952	3,251		Wynn Resorts Ltd	2,676	545
		$3,539				$6,314

Home Furnishings - 0.05%				Machinery - Construction & Mining - 0.79%
Harman International Industries Inc	884	97		Caterpillar Inc	48,043	5,064
Whirlpool Corp	1,429	219		Joy Global Inc	1,392	84
		$316				$5,148

Housewares - 0.02%				Machinery - Diversified - 1.43%
Newell Rubbermaid Inc	3,764	113		Cummins Inc	7,076	1,068
				Deere & Co	3,467	324
				Flowserve Corp	41,540	3,034
Insurance - 4.39%				Rockwell Automation Inc	35,867	4,274
ACE Ltd	3,253	333		Roper Industries Inc	3,223	448
Aflac Inc	4,459	280		Xylem Inc/NY	3,918	147
Allstate Corp/The	20,687	1,178				$9,295
American International Group Inc	13,354	710
Aon PLC	2,746	233		Media - 3.54%
Assurant Inc	953	64		Cablevision Systems Corp	2,854	48
Berkshire Hathaway Inc - Class A (a)	27	5,218		CBS Corp	5,121	296
Berkshire Hathaway Inc - Class B (a)	21,518	2,772		Comcast Corp - Class A	37,299	1,930
				DIRECTV (a)	4,484	348
Chubb Corp/The	2,473	228		Discovery Communications Inc - C Shares (a)	5,250	368
Cincinnati Financial Corp	2,025	99
CNA Financial Corp	3,400	139		Gannett Co Inc	2,988	81
Fidelity National Financial Inc	7,300	235		Graham Holdings Co	56	38
Genworth Financial Inc (a)	6,479	116		News Corp (a)	29,000	494
Hartford Financial Services Group Inc/The	5,960	214		Nielsen Holdings NV	3,316	156
Lincoln National Corp	3,438	167		Scripps Networks Interactive Inc	1,436	108
Loews Corp	3,200	141		Time Warner Cable Inc	9,687	1,370
Marsh & McLennan Cos Inc	24,601	1,213		Time Warner Inc	7,115	473
MetLife Inc	237,826	12,450		Twenty-First Century Fox Inc - A Shares	50,980	1,632
Progressive Corp/The	29,025	704		Twenty-First Century Fox Inc - B Shares	210,204	6,584
Prudential Financial Inc	3,629	293		Viacom Inc	13,225	1,123
Torchmark Corp	1,185	94		Walt Disney Co/The	99,424	7,888
Travelers Cos Inc/The	3,483	315				$22,937
Unum Group	3,423	114		Metal Fabrication & Hardware - 0.18%
XL Group PLC	37,163	1,165		Precision Castparts Corp	4,715	1,193
		$28,475

Internet - 5.86%				Mining - 0.16%
Amazon.com Inc (a)	7,705	2,343		Alcoa Inc	14,001	189
eBay Inc (a)	17,830	924		Barrick Gold Corp	5,900	103
Equinix Inc (a)	1,600	300		Freeport-McMoRan Copper & Gold Inc	21,270	731
Expedia Inc	1,407	100				$1,023
F5 Networks Inc (a)	931	98
Facebook Inc (a)	141,038	8,431		Miscellaneous Manufacturing - 2.58%
Google Inc (a)	19,224	10,282		3M Co	14,692	2,044
Google Inc (a)	18,797	9,900		Danaher Corp	21,928	1,609

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Dover Corp	2,233	$193		Cardinal Health Inc	3,096	$215
Eaton Corp PLC	3,725	270		Eli Lilly & Co	8,992	531
General Electric Co	314,067	8,445		Express Scripts Holding Co (a)	14,604	973
Illinois Tool Works Inc	3,697	315		Forest Laboratories Inc (a)	1,861	171
Ingersoll-Rand PLC	5,412	324		Johnson & Johnson	120,194	12,175
Parker Hannifin Corp	1,956	248		McKesson Corp	6,882	1,164
Pentair Ltd	34,217	2,542		Mead Johnson Nutrition Co	2,775	245
Textron Inc	18,188	744		Merck & Co Inc	256,396	15,014
		$16,734		Mylan Inc/PA (a)	5,119	260
				Novartis AG ADR	4,500	391
Office & Business Equipment - 0.01%				Perrigo Co PLC	2,400	348
Pitney Bowes Inc	2,647	71		Pfizer Inc	394,181	12,330
				Roche Holding AG ADR	64,126	2,350
Oil & Gas - 6.76%				Zoetis Inc	8,200	248
Anadarko Petroleum Corp	12,551	1,243				$56,693
Apache Corp	13,245	1,150
Chesapeake Energy Corp	6,626	191		Pipelines - 0.16%
				Kinder Morgan Inc/DE	5,277	172
Chevron Corp	28,497	3,577		Spectra Energy Corp	16,150	642
Cimarex Energy Co	16,100	1,918
Concho Resources Inc (a)	2,200	287		Williams Cos Inc/The	5,356	226
ConocoPhillips	16,557	1,230				$1,040
Continental Resources Inc/OK (a)	600	83		Private Equity - 0.37%
Devon Energy Corp	2,989	209		Blackstone Group LP	80,981	2,391
Ensco PLC	3,057	154
EOG Resources Inc	4,846	475
EQT Corp	5,872	640		Real Estate - 0.02%
				CBRE Group Inc (a)	3,648	97
Exxon Mobil Corp	132,756	13,596
Helmerich & Payne Inc	1,404	153
Hess Corp	54,583	4,867		REITS - 1.72%
Marathon Oil Corp	6,185	224		American Tower Corp	49,188	4,108
Marathon Petroleum Corp	2,672	248		Apartment Investment & Management Co	2,010	62
Murphy Oil Corp	5,304	336		AvalonBay Communities Inc	5,494	751
Nabors Industries Ltd	3,591	92		Boston Properties Inc	2,003	235
Newfield Exploration Co (a)	1,781	60		Crown Castle International Corp	9,617	699
Noble Corp PLC	3,322	102		Equity Residential	4,393	261
Noble Energy Inc	3,279	235		Essex Property Trust Inc	847	147
Occidental Petroleum Corp	84,360	8,078		Federal Realty Investment Trust	2,300	270
Phillips 66	15,073	1,254		General Growth Properties Inc	12,276	282
Pioneer Natural Resources Co	4,317	834		HCP Inc	5,981	250
QEP Resources Inc	2,350	72		Host Hotels & Resorts Inc	9,913	213
Range Resources Corp	6,100	552		Kimco Realty Corp	5,370	123
Royal Dutch Shell PLC ADR	7,700	606		Plum Creek Timber Co Inc	2,319	101
Southwestern Energy Co (a)	4,590	220		Prologis Inc	4,390	178
Talisman Energy Inc	15,900	164		Public Storage	2,258	396
Tesoro Corp	1,741	98		Simon Property Group Inc	8,350	1,446
Valero Energy Corp	11,390	651		SL Green Realty Corp	900	94
WPX Energy Inc (a)	9,266	197		Ventas Inc	3,855	255
		$43,796		Vornado Realty Trust	7,580	778

Oil & Gas Services - 1.92%				Weyerhaeuser Co	16,106	481
Baker Hughes Inc	6,735	471				$11,130
Cameron International Corp (a)	58,195	3,781		Retail - 6.29%
Core Laboratories NV	800	150		Advance Auto Parts Inc	34,820	4,223
Halliburton Co	77,033	4,858		AutoNation Inc (a)	846	45
National Oilwell Varco Inc	7,001	549		AutoZone Inc (a)	1,046	558
Schlumberger Ltd	26,189	2,660		Bed Bath & Beyond Inc (a)	2,815	175
		$12,469		Best Buy Co Inc	3,582	93
				CarMax Inc (a)	14,400	630
Packaging & Containers - 0.09%				Chipotle Mexican Grill Inc (a)	1,305	651
Ball Corp	6,196	348		Coach Inc	8,477	378
Bemis Co Inc	1,349	54
Owens-Illinois Inc (a)	2,162	69		Costco Wholesale Corp	9,023	1,044
				CVS Caremark Corp	147,725	10,742
Sealed Air Corp	2,570	88		Dollar General Corp (a)	7,263	410
		$559		Dollar Tree Inc (a)	8,527	444
Pharmaceuticals - 8.75%				Family Dollar Stores Inc	1,315	77
Abbott Laboratories	29,538	1,144		GameStop Corp	1,532	61
AbbVie Inc	37,029	1,929		Gap Inc/The	3,472	136
Actavis PLC (a)	4,363	892		Home Depot Inc/The	23,598	1,877
Allergan Inc/United States	7,328	1,215		Kohl's Corp	9,039	496
AmerisourceBergen Corp	3,014	196		L Brands Inc	7,500	407
Bristol-Myers Squibb Co	97,859	4,902		Lowe's Cos Inc	89,662	4,117
See accompanying notes				247

Schedule of Investments
LargeCap Blend Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Toys, Games & Hobbies (continued)
Macy's Inc	8,885	$510		Mattel Inc	12,100	$474
McDonald's Corp	11,528	1,169				$563
Nordstrom Inc	1,875	115
O'Reilly Automotive Inc (a)	1,406	209		Transportation - 0.84%
Panera Bread Co (a)	800	122		CH Robinson Worldwide Inc	30,280	1,783
PetSmart Inc	1,359	92		CSX Corp	9,178	259
PVH Corp	1,000	126		FedEx Corp	8,495	1,157
Rite Aid Corp (a)	8,900	65		Norfolk Southern Corp	2,797	265
Ross Stores Inc	9,941	676		Union Pacific Corp	5,070	965
Staples Inc	8,658	108		United Parcel Service Inc	10,620	1,047
Starbucks Corp	16,710	1,180				$5,476
Target Corp	10,162	627		TOTAL COMMON STOCKS		$637,053
Tim Hortons Inc	3,500	192		INVESTMENT COMPANIES - 1.76%	Shares Held	Value(000	's)
TJX Cos Inc/The	95,577	5,561		Publicly Traded Investment Fund - 1.76%
Tractor Supply Co	1,860	125		BlackRock Liquidity Funds TempFund	6,808,948	6,809
Walgreen Co	7,832	532		Portfolio
Wal-Mart Stores Inc	31,252	2,491		Goldman Sachs Financial Square Funds -	4,159,437	4,159
Yum! Brands Inc	4,137	319		Money Market Fund
		$40,783		JP Morgan Prime Money Market Fund	428,009	428
Semiconductors - 1.82%						$11,396
Altera Corp	11,200	364		TOTAL INVESTMENT COMPANIES		$11,396
Applied Materials Inc	38,731	738		Total Investments		$648,449
ASML Holding NV - NY Reg Shares	52,523	4,275		Liabilities in Excess of Other Assets, Net - (0.04)%		$(229)
Atmel Corp (a)	17,300	134		TOTAL NET ASSETS - 100.00%		$648,220
Broadcom Corp	20,600	635
First Solar Inc (a)	924	62
Intel Corp	43,629	1,165		(a) Non-Income Producing Security
KLA-Tencor Corp	2,184	140
Lam Research Corp	11,700	674
Micron Technology Inc (a)	9,234	241		Portfolio Summary (unaudited)
Qualcomm Inc	35,025	2,757		Sector		Percent
Texas Instruments Inc	9,707	441		Consumer, Non-cyclical		20.81%
Xilinx Inc	3,578	169		Financial		16.85%
		$11,795		Industrial		12.86%
Software - 4.95%				Consumer, Cyclical		11.83%
Adobe Systems Inc (a)	4,320	267		Communications		11.56%
Akamai Technologies Inc (a)	9,242	490		Technology		10.63%
Autodesk Inc (a)	16,100	773		Energy		8 .86%
CA Inc	4,258	128		Utilities		2 .48%
Cerner Corp (a)	4,071	209		Basic Materials		2 .40%
Citrix Systems Inc (a)	11,000	652		Exchange Traded Funds		1 .76%
Dun & Bradstreet Corp/The	500	55		Liabilities in Excess of Other Assets, Net		(0.04)%
Fidelity National Information Services Inc	7,000	374		TOTAL NET ASSETS		100.00%
Fiserv Inc (a)	3,438	209
Intuit Inc	2,698	204
Microsoft Corp	413,751	16,716
Oracle Corp	77,823	3,181
Paychex Inc	4,260	178
Red Hat Inc (a)	81,900	3,985
Salesforce.com Inc (a)	4,347	225
VMware Inc (a)	47,980	4,439
		$32,085

Telecommunications - 2.11%
AT&T Inc	75,785	2,706
CenturyLink Inc	7,955	278
Cisco Systems Inc	86,061	1,989
Corning Inc	12,828	268
Frontier Communications Corp	13,758	82
Harris Corp	1,401	103
Juniper Networks Inc (a)	6,897	170
Motorola Solutions Inc	5,200	331
T-Mobile US Inc (a)	10,500	307
Verizon Communications Inc	157,169	7,344
Windstream Holdings Inc	7,823	71
		$13,649

Toys, Games & Hobbies - 0.09%
Hasbro Inc	1,603	89

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	135	$12,442	$12,676	$234
Total					$234
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2014 (unaudited)

COMMON STOCKS - 96.05%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 4.03%				Leisure Products & Services - 1.31%
Delta Air Lines Inc	2,583,630	$95,155		Royal Caribbean Cruises Ltd	763,502	$40,565
United Continental Holdings Inc (a)	717,677	29,332

		$124,487		Lodging - 2.82%
Apparel - 5.61%				Las Vegas Sands Corp	1,100,991	87,121
Michael Kors Holdings Ltd (a)	640,546	58,418
Nike Inc	1,302,647	95,028		Oil & Gas - 4.30%
Under Armour Inc (a)	409,698	20,030
				Occidental Petroleum Corp	526,271	50,390
		$173,476		Pioneer Natural Resources Co	427,220	82,569
Automobile Parts & Equipment - 1.50%						$132,959
Johnson Controls Inc	1,025,840	46,306		Oil & Gas Services - 2.77%
				Halliburton Co	1,356,337	85,544
Banks - 2.07%
Morgan Stanley	2,072,600	64,106		Pharmaceuticals - 10.97%
				Actavis PLC (a)	313,253	64,007
Beverages - 2.09%				Bristol-Myers Squibb Co	1,070,365	53,615
Constellation Brands Inc (a)	415,523	33,175		McKesson Corp	366,407	61,992
Monster Beverage Corp (a)	469,653	31,448		Pfizer Inc	1,984,171	62,065
		$64,623		Pharmacyclics Inc (a)	293,149	27,726
				Valeant Pharmaceuticals International Inc (a)	520,140	69,548
Biotechnology - 10.10%						$338,953
Biogen Idec Inc (a)	430,895	123,719
Gilead Sciences Inc (a)	1,670,056	131,083		Retail - 7.28%
Illumina Inc (a)	74,600	10,134		Brinker International Inc	626,110	30,767
Regeneron Pharmaceuticals Inc (a)	159,703	47,414		Chipotle Mexican Grill Inc (a)	34,991	17,443
		$312,350		Home Depot Inc/The	794,381	63,161
				Starbucks Corp	1,207,171	85,251
Building Materials - 1.36%				Ulta Salon Cosmetics & Fragrance Inc (a)	323,609	28,384
Masco Corp	2,097,350	42,136				$225,006

				Semiconductors - 2.63%
Chemicals - 4.76%				Lam Research Corp	713,357	41,096
LyondellBasell Industries NV	574,595	53,150		NXP Semiconductor NV (a)	671,800	40,053
PPG Industries Inc	484,916	93,890				$81,149
		$147,040
				Software - 2.67%
Commercial Services - 4.16%				Salesforce.com Inc (a)	548,000	28,304
FleetCor Technologies Inc (a)	336,074	38,356
				ServiceNow Inc (a)	556,168	27,653
MasterCard Inc	1,226,009	90,173		Workday Inc (a)	364,586	26,640
		$128,529				$82,597

Computers - 5.29%				Transportation - 1.96%
Apple Inc	276,931	163,414		Canadian Pacific Railway Ltd	388,763	60,635

Cosmetics & Personal Care - 1.74%				TOTAL COMMON STOCKS		$2,969,025
Estee Lauder Cos Inc/The	739,592	53,672		INVESTMENT COMPANIES - 3.46%	Shares Held	Value(000	's)

				Publicly Traded Investment Fund - 3.46%
Diversified Financial Services - 6.82%				Goldman Sachs Financial Square Funds -	107,009,899	107,010
American Express Co	746,300	65,249		Government Fund
Discover Financial Services	1,196,616	66,891
Visa Inc	388,864	78,788		TOTAL INVESTMENT COMPANIES		$107,010
		$210,928		Total Investments		$3,076,035
Healthcare - Products - 1.45%				Other Assets in Excess of Liabilities, Net - 0.49%		$15,167
Boston Scientific Corp (a)	3,549,836	44,763		TOTAL NET ASSETS - 100.00%		$3,091,202

Healthcare - Services - 0.24%				(a) Non-Income Producing Security
Brookdale Senior Living Inc (a)	237,700	7,568

Internet - 8.12%
Amazon.com Inc (a)	113,999	34,670
Facebook Inc (a)	1,011,886	60,491
Google Inc (a)	17,571	9,254
Google Inc (a)	100,528	53,770
Priceline Group Inc/The (a)	38,630	44,724
Splunk Inc (a)	508,058	27,725
Yelp Inc (a)	350,884	20,464
		$251,098

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	30.75%
Consumer, Cyclical	22.55%
Technology	10.59%
Financial	8 .89%
Communications	8 .12%
Energy	7 .07%
Basic Materials	4 .76%
Exchange Traded Funds	3 .46%
Industrial	3 .32%
Other Assets in Excess of Liabilities, Net	0 .49%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS - 97.63%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.04%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	33,675	$587		Amgen Inc	83,589	$9,341
Lamar Advertising Co	13,551	676		Biogen Idec Inc (a)	270,855	77,768
Omnicom Group Inc	28,650	1,939		Celgene Corp (a)	333,653	49,050
		$3,202		Charles River Laboratories International Inc (a)	3,810	204
				Cubist Pharmaceuticals Inc (a)	11,250	788
Aerospace & Defense - 2.42%				Gilead Sciences Inc (a)	2,720,492	213,532
B/E Aerospace Inc (a)	15,590	1,368
				Illumina Inc (a)	13,866	1,884
Boeing Co/The	787,715	101,631		Myriad Genetics Inc (a)	13,807	583
Lockheed Martin Corp	28,188	4,627		Regeneron Pharmaceuticals Inc (a)	48,176	14,303
Rockwell Collins Inc	20,944	1,626		United Therapeutics Corp (a)	8,058	806
TransDigm Group Inc	9,038	1,608		Vertex Pharmaceuticals Inc (a)	221,575	15,001
United Technologies Corp	517,245	61,206				$436,344
		$172,066
				Building Materials - 0.25%
Agriculture - 0.39%				Fortune Brands Home & Security Inc	24,948	994
Altria Group Inc	240,507	9,647		Lennox International Inc	8,725	731
Archer-Daniels-Midland Co	8,437	369		Martin Marietta Materials Inc	7,950	988
Lorillard Inc	44,933	2,670		Vulcan Materials Co	238,361	15,382
Philip Morris International Inc	158,706	13,558				$18,095
Reynolds American Inc	23,100	1,303
		$27,547		Chemicals - 3.28%
				Airgas Inc	11,271	1,198
Airlines - 0.98%				Dow Chemical Co/The	27,441	1,369
Alaska Air Group Inc	11,234	1,057		Eastman Chemical Co	17,781	1,550
American Airlines Group Inc (a)	1,028,700	36,076
				Ecolab Inc	1,298,887	135,915
Copa Holdings SA	5,759	779		EI du Pont de Nemours & Co	89,651	6,035
Delta Air Lines Inc	42,905	1,580		FMC Corp	23,493	1,809
Southwest Airlines Co	13,742	332		International Flavors & Fragrances Inc	14,122	1,391
United Continental Holdings Inc (a)	731,261	29,887
				LyondellBasell Industries NV	47,451	4,389
		$69,711		Monsanto Co	51,804	5,735
Apparel - 0.54%				NewMarket Corp	1,644	612
Deckers Outdoor Corp (a)	2,633	208		PPG Industries Inc	15,171	2,938
Hanesbrands Inc	17,076	1,402		Praxair Inc	43,981	5,742
Michael Kors Holdings Ltd (a)	280,919	25,620		Rockwood Holdings Inc	9,136	649
Nike Inc	78,496	5,726		RPM International Inc	21,409	913
Ralph Lauren Corp	10,350	1,567		Sherwin-Williams Co/The	295,827	59,118
Under Armour Inc (a)	29,126	1,424		Sigma-Aldrich Corp	19,686	1,894
VF Corp	38,816	2,371		Valspar Corp/The	15,331	1,120
		$38,318		Westlake Chemical Corp	6,076	433
				WR Grace & Co (a)	11,456	1,055
Automobile Manufacturers - 0.25%						$233,865
Ford Motor Co	131,167	2,118
PACCAR Inc	7,863	503		Commercial Services - 1.50%
Tesla Motors Inc (a)	74,136	15,413		Alliance Data Systems Corp (a)	5,585	1,351
		$18,034		Automatic Data Processing Inc	47,255	3,684
				Avis Budget Group Inc (a)	18,692	983
Automobile Parts & Equipment - 0.45%				Cintas Corp	5,015	296
BorgWarner Inc	25,608	1,591		Equifax Inc	20,884	1,479
Delphi Automotive PLC	407,742	27,254		FleetCor Technologies Inc (a)	11,764	1,343
Goodyear Tire & Rubber Co/The	42,585	1,073		Genpact Ltd (a)	3,467,047	58,454
Lear Corp	1,571	131		Global Payments Inc	12,500	835
Visteon Corp (a)	8,642	750		H&R Block Inc	46,859	1,332
WABCO Holdings Inc (a)	10,123	1,083		MasterCard Inc	131,080	9,641
		$31,882		Moody's Corp	18,936	1,486
				Quanta Services Inc (a)	7,649	270
Banks - 1.19%
Morgan Stanley	1,322,000	40,889		Robert Half International Inc	24,070	1,078
State Street Corp	676,200	43,656		RR Donnelley & Sons Co	17,098	301
		$84,545		SEI Investments Co	23,310	755
				Total System Services Inc	22,014	699
Beverages - 1.41%				United Rentals Inc (a)	16,211	1,521
Brown-Forman Corp	18,310	1,643		Vantiv Inc (a)	597,700	18,379
Coca-Cola Co/The	370,181	15,099		Verisk Analytics Inc (a)	26,120	1,570
Coca-Cola Enterprises Inc	30,148	1,370		Western Union Co/The	95,287	1,512
Constellation Brands Inc (a)	24,976	1,994				$106,969
Dr Pepper Snapple Group Inc	35,812	1,985
Keurig Green Mountain Inc	18,061	1,692		Computers - 4.84%
Monster Beverage Corp (a)	23,075	1,545		Accenture PLC - Class A	941,120	75,496
PepsiCo Inc	876,452	75,279		Apple Inc	255,807	150,949
				Cadence Design Systems Inc (a)	48,815	760
		$100,607		Cognizant Technology Solutions Corp (a)	1,817,190	87,052
Biotechnology - 6.13%				DST Systems Inc	4,735	436
Alexion Pharmaceuticals Inc (a)	335,554	53,084		EMC Corp/MA	112,929	2,914

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Entertainment (continued)
IHS Inc (a)	11,347	$1,369		Dolby Laboratories Inc (a)	3,107	$124
International Business Machines Corp	108,905	21,397		International Game Technology	45,114	566
Jack Henry & Associates Inc	14,934	824		Lions Gate Entertainment Corp	13,635	362
MICROS Systems Inc (a)	2,049	105		Six Flags Entertainment Corp	11,380	457
NetApp Inc	36,757	1,309				$1,944
Riverbed Technology Inc (a)	26,637	518
SanDisk Corp	17,298	1,470		Environmental Control - 1.24%
				Stericycle Inc (a)	750,129	87,345
		$344,599		Waste Connections Inc	19,944	891
Consumer Products - 0.09%						$88,236
Avery Dennison Corp	5,477	267
Jarden Corp (a)	22,083	1,262		Food - 2.08%
Kimberly-Clark Corp	37,319	4,189		ConAgra Foods Inc	37,545	1,146
Scotts Miracle-Gro Co/The	7,252	444		General Mills Inc	74,826	3,967
		$6,162		Hershey Co/The	17,411	1,676
				Hillshire Brands Co/The	21,048	750
Cosmetics & Personal Care - 1.83%				Hormel Foods Corp	22,921	1,093
Colgate-Palmolive Co	90,848	6,114		JM Smucker Co/The	2,437	236
Estee Lauder Cos Inc/The	1,714,610	124,429		Kellogg Co	27,806	1,858
		$130,543		Kraft Foods Group Inc	57,559	3,273
				Kroger Co/The	61,563	2,834
Distribution & Wholesale - 1.66%				Whole Foods Market Inc	2,640,227	131,219
Fastenal Co	1,270,850	63,644				$148,052
Fossil Group Inc (a)	469,782	50,102
Genuine Parts Co	16,230	1,414		Forest Products & Paper - 0.03%
LKQ Corp (a)	50,354	1,466		International Paper Co	45,068	2,102
WW Grainger Inc	6,421	1,634

		$118,260		Gas - 0.01%
Diversified Financial Services - 5.80%				ONE Gas Inc	8,426	308
Affiliated Managers Group Inc (a)	9,137	1,811		Questar Corp	3,888	95
American Express Co	103,145	9,018				$403
Ameriprise Financial Inc	11,142	1,244
BlackRock Inc	5,011	1,508		Hand & Machine Tools - 0.02%
				Lincoln Electric Holdings Inc	14,386	961
CBOE Holdings Inc	14,920	796		Snap-on Inc	1,145	133
Charles Schwab Corp/The	4,149,968	110,182
Franklin Resources Inc	40,013	2,095				$1,094
IntercontinentalExchange Group Inc	7,057	1,443		Healthcare - Products - 1.93%
Lazard Ltd	22,250	1,047		Baxter International Inc	52,780	3,842
Santander Consumer USA Holdings Inc	10,947	249		Becton Dickinson and Co	21,002	2,374
T Rowe Price Group Inc	28,354	2,329		Bruker BioSciences Corp (a)	18,881	390
TD Ameritrade Holding Corp	1,623,200	51,780		CR Bard Inc	13,580	1,865
Visa Inc	1,128,067	228,557		Henry Schein Inc (a)	15,101	1,725
Waddell & Reed Financial Inc	14,876	1,003		IDEXX Laboratories Inc (a)	9,331	1,180
		$413,062		Intuitive Surgical Inc (a)	335,949	121,513
				Patterson Cos Inc	13,542	551
Electric - 0.01%				St Jude Medical Inc	31,089	1,973
ITC Holdings Corp	27,195	1,005		Stryker Corp	20,885	1,624
				Techne Corp	2,956	264
Electrical Components & Equipment - 0.09%				Zimmer Holdings Inc	1,625	157
AMETEK Inc	26,447	1,394				$137,458
Emerson Electric Co	58,390	3,981
Hubbell Inc	7,408	872		Healthcare - Services - 3.07%
		$6,247		Aetna Inc	17,426	1,245
				Community Health Systems Inc (a)	4,390	166
Electronics - 2.11%				Covance Inc (a)	763,639	67,415
Agilent Technologies Inc	7,046	381		DaVita HealthCare Partners Inc (a)	1,241,021	86,003
Amphenol Corp	1,002,399	95,579		HCA Holdings Inc (a)	3,390	176
FLIR Systems Inc	17,140	583		Humana Inc	220,300	24,178
Gentex Corp/MI	14,294	410		Laboratory Corp of America Holdings (a)	15,181	1,498
Honeywell International Inc	85,440	7,937		Mednax Inc (a)	11,262	667
Mettler-Toledo International Inc (a)	5,231	1,220		UnitedHealth Group Inc	489,500	36,732
National Instruments Corp	1,572,210	42,937		Universal Health Services Inc	10,306	843
Waters Corp (a)	14,746	1,453				$218,923

		$150,500		Home Builders - 0.54%
Engineering & Construction - 1.32%				DR Horton Inc	1,605,500	35,771
AECOM Technology Corp (a)	1,730	56		NVR Inc (a)	681	733
Fluor Corp	1,242,635	94,068		Pulte Group Inc	67,347	1,238
		$94,124		Thor Industries Inc	7,587	462

Entertainment - 0.03%						$38,204
Bally Technologies Inc (a)	6,684	435

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings - 0.00%				Machinery - Diversified (continued)
Whirlpool Corp	965	$148		Wabtec Corp/DE	388,998	$29,000
						$43,071

Housewares - 0.02%				Media - 2.31%
Newell Rubbermaid Inc	28,963	872		AMC Networks Inc (a)	10,341	679
Toro Co	10,029	637		Cablevision Systems Corp	33,876	566
		$1,509		CBS Corp	62,289	3,598
				Comcast Corp - Class A	272,026	14,080
Insurance - 0.15%				DIRECTV (a)	55,102	4,276
Allied World Assurance Co Holdings AG	1,988	214		Discovery Communications Inc - A Shares (a)	748,335	56,799
American Financial Group Inc/OH	1,833	107		Discovery Communications Inc - C Shares (a)	260,087	18,240
Aon PLC	25,911	2,199		DISH Network Corp (a)	23,389	1,330
Arch Capital Group Ltd (a)	1,453	83
				FactSet Research Systems Inc	7,618	811
Arthur J Gallagher & Co	21,883	985		Liberty Global PLC - A Shares (a)	32,006	1,274
Axis Capital Holdings Ltd	5,259	241		Liberty Global PLC - C Shares (a)	32,006	1,230
Brown & Brown Inc	9,361	279		Nielsen Holdings NV	5,469	257
Chubb Corp/The	6,424	591		Scripps Networks Interactive Inc	19,007	1,427
Endurance Specialty Holdings Ltd	2,556	130		Starz (a)	16,446	531
Fidelity National Financial Inc	3,689	119
Hanover Insurance Group Inc/The	2,180	127		Time Warner Cable Inc	32,241	4,561
				Twenty-First Century Fox Inc - A Shares	1,482,818	47,479
Marsh & McLennan Cos Inc	35,867	1,769		Viacom Inc	50,287	4,273
Progressive Corp/The	52,730	1,279
Prudential Financial Inc	17,125	1,382		Walt Disney Co/The	44,311	3,516
Travelers Cos Inc/The	16,581	1,502				$164,927
		$11,007		Metal Fabrication & Hardware - 1.38%
				Precision Castparts Corp	386,942	97,931
Internet - 10.56%
Amazon.com Inc (a)	490,538	149,187		Valmont Industries Inc	4,639	691
Baidu Inc ADR(a)	214,834	33,052				$98,622
Ctrip.com International Ltd ADR(a)	465,100	21,739		Mining - 0.01%
eBay Inc (a)	125,946	6,528		Compass Minerals International Inc	5,793	531
Expedia Inc	18,322	1,301
F5 Networks Inc (a)	11,687	1,229
Facebook Inc (a)	948,271	56,687		Miscellaneous Manufacturing - 3.07%
Google Inc (a)	310,577	166,121		3M Co	63,409	8,819
Google Inc (a)	308,512	162,481		AO Smith Corp	5,746	269
				Colfax Corp (a)	227,286	16,360
Liberty Interactive Corp (a)	7,474	217
Liberty Ventures (a)	12,418	721		Crane Co	7,749	564
LinkedIn Corp (a)	100,073	15,359		Danaher Corp	2,494,651	183,057
Netflix Inc (a)	74,094	23,862		Donaldson Co Inc	23,429	986
Priceline Group Inc/The (a)	96,097	111,256		Dover Corp	21,929	1,895
				Hexcel Corp (a)	17,415	726
TripAdvisor Inc (a)	19,411	1,567
VeriSign Inc (a)	22,509	1,062		Illinois Tool Works Inc	22,860	1,948
		$752,369		Ingersoll-Rand PLC	34,157	2,043
				ITT Corp	15,584	672
Leisure Products & Services - 0.05%				Pall Corp	19,211	1,617
Harley-Davidson Inc	24,837	1,836				$218,956
Polaris Industries Inc	11,219	1,507
		$3,343		Office & Business Equipment - 0.01%
				Pitney Bowes Inc	15,179	407
Lodging - 2.38%
Hilton Worldwide Holdings Inc (a)	899,200	19,629
				Oil & Gas - 2.22%
Las Vegas Sands Corp	717,996	56,815		Atwood Oceanics Inc (a)	1,836	91
Marriott International Inc/DE	35,624	2,064
MGM Resorts International (a)	1,202,900	30,349		Cabot Oil & Gas Corp	40,906	1,607
				Cheniere Energy Inc (a)	23,503	1,327
Starwood Hotels & Resorts Worldwide Inc	14,216	1,090		Concho Resources Inc (a)	10,162	1,326
Wyndham Worldwide Corp	23,543	1,680		Continental Resources Inc/OK (a)	7,372	1,021
Wynn Resorts Ltd	283,344	57,771		EOG Resources Inc	57,180	5,604
		$169,398		EQT Corp	15,451	1,684
Machinery - Construction & Mining - 0.02%				Noble Energy Inc	7,687	552
Caterpillar Inc	13,070	1,378		Pioneer Natural Resources Co	393,081	75,970
				QEP Resources Inc	3,155	97
				Range Resources Corp	711,909	64,392
Machinery - Diversified - 0.60%				Seadrill Ltd	39,671	1,397
Cummins Inc	16,895	2,549		SM Energy Co	11,630	862
Deere & Co	42,143	3,934		Southwestern Energy Co (a)	38,645	1,850
Flowserve Corp	24,593	1,796		Whiting Petroleum Corp (a)	1,624	120
Graco Inc	10,616	770				$157,900
IDEX Corp	13,275	990
Manitowoc Co Inc/The	23,007	731		Oil & Gas Services - 4.75%
Rockwell Automation Inc	15,165	1,807		Baker Hughes Inc	4,820	337
Roper Industries Inc	10,751	1,494		Cameron International Corp (a)	24,083	1,564

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services (continued)				REITS (continued)
Core Laboratories NV	477,024	$89,528		Weyerhaeuser Co	63,645	$1,900
Dril-Quip Inc (a)	7,006	793				$102,410
FMC Technologies Inc (a)	1,763,758	100,005
Halliburton Co	93,872	5,921		Retail - 6.58%
MRC Global Inc (a)	6,173	180		Advance Auto Parts Inc	12,649	1,534
				AutoNation Inc (a)	8,687	460
Oceaneering International Inc	18,747	1,374		AutoZone Inc (a)	3,931	2,099
RPC Inc	8,787	195		Bed Bath & Beyond Inc (a)	24,226	1,505
Schlumberger Ltd	1,364,689	138,584
		$338,481		Best Buy Co Inc	12,650	328
				Brinker International Inc	12,241	602
Packaging & Containers - 0.09%				Burger King Worldwide Inc	17,318	452
Ball Corp	25,770	1,448		CarMax Inc (a)	371,900	16,282
Crown Holdings Inc (a)	21,266	1,003		Chipotle Mexican Grill Inc (a)	56,974	28,402
Owens-Illinois Inc (a)	16,783	533		Coach Inc	31,139	1,390
Packaging Corp of America	16,983	1,132		Costco Wholesale Corp	677,935	78,424
Rock-Tenn Co	8,980	859		CVS Caremark Corp	24,448	1,778
Sealed Air Corp	33,931	1,164		Dick's Sporting Goods Inc	17,160	904
Silgan Holdings Inc	7,641	380		Dillard's Inc	3,165	310
		$6,519		Dollar General Corp (a)	36,461	2,058
				Dollar Tree Inc (a)	545,358	28,397
Pharmaceuticals - 6.50%				Domino's Pizza Inc	9,776	727
AbbVie Inc	176,503	9,192		DSW Inc	11,188	374
Actavis PLC (a)	16,733	3,419
				Foot Locker Inc	3,079	143
Allergan Inc/United States	166,735	27,651		Gap Inc/The	48,044	1,888
AmerisourceBergen Corp	25,976	1,693		Home Depot Inc/The	163,892	13,031
Bristol-Myers Squibb Co	136,435	6,834		L Brands Inc	23,071	1,250
Cardinal Health Inc	349,700	24,308		Lowe's Cos Inc	1,175,136	53,950
Catamaran Corp (a)	35,412	1,337
				Macy's Inc	32,952	1,892
Eli Lilly & Co	24,430	1,444		McDonald's Corp	96,990	9,833
Express Scripts Holding Co (a)	1,846,071	122,911
				MSC Industrial Direct Co Inc	8,187	745
Herbalife Ltd	14,773	886		Nu Skin Enterprises Inc	9,985	869
Jazz Pharmaceuticals PLC (a)	9,018	1,216
				O'Reilly Automotive Inc (a)	12,241	1,821
Johnson & Johnson	40,379	4,090		PetSmart Inc	17,894	1,211
McKesson Corp	518,096	87,657		Ross Stores Inc	24,356	1,658
Mead Johnson Nutrition Co	1,227,035	108,298		Sally Beauty Holdings Inc (a)	29,532	809
Mylan Inc/PA (a)	42,487	2,157
				Starbucks Corp	2,184,970	154,303
Perrigo Co PLC	12,203	1,768		Target Corp	48,696	3,007
Pharmacyclics Inc (a)	10,053	951
Quintiles Transnational Holdings Inc (a)	2,110	99		TJX Cos Inc/The	79,755	4,640
Salix Pharmaceuticals Ltd (a)	10,614	1,168		Tractor Supply Co	486,915	32,740
Valeant Pharmaceuticals International Inc (a)	405,100	54,166		Walgreen Co	86,400	5,867
				Wal-Mart Stores Inc	103,325	8,236
Zoetis Inc	55,739	1,687		Williams-Sonoma Inc	16,938	1,064
		$462,932		World Fuel Services Corp	2,365	108
Pipelines - 0.05%				Yum! Brands Inc	50,979	3,925
Kinder Morgan Inc/DE	67,947	2,219				$469,016
Williams Cos Inc/The	36,029	1,519		Semiconductors - 2.64%
		$3,738		Applied Materials Inc	76,328	1,455
Real Estate - 0.02%				ASML Holding NV - NY Reg Shares	412,500	33,573
CBRE Group Inc (a)	48,382	1,289		Avago Technologies Ltd	24,308	1,544
				Broadcom Corp	43,236	1,332
				Intel Corp	56,044	1,496
REITS - 1.44%				Maxim Integrated Products Inc	50,073	1,624
American Tower Corp	43,055	3,596		Microchip Technology Inc	34,241	1,628
CBL & Associates Properties Inc	9,294	169		ON Semiconductor Corp (a)	72,195	679
Corrections Corp of America	12,657	415		Qualcomm Inc	1,740,284	136,978
Crown Castle International Corp	1,125,565	81,863		Skyworks Solutions Inc	27,541	1,131
Equity Lifestyle Properties Inc	10,178	426		Texas Instruments Inc	119,242	5,419
Extra Space Storage Inc	1,522	80		Xilinx Inc	28,524	1,346
Federal Realty Investment Trust	7,433	874				$188,205
Omega Healthcare Investors Inc	20,383	709
Plum Creek Timber Co Inc	30,714	1,339		Shipbuilding - 0.01%
Public Storage	14,507	2,546		Huntington Ingalls Industries Inc	8,693	895
Rayonier Inc	21,753	981
Regency Centers Corp	6,654	349		Software - 5.11%
Senior Housing Properties Trust	2,360	55		Adobe Systems Inc (a)	18,957	1,169
Simon Property Group Inc	25,176	4,360		Akamai Technologies Inc (a)	488,113	25,904
Tanger Factory Outlet Centers Inc	16,554	591		ANSYS Inc (a)	599,566	45,753
Ventas Inc	22,899	1,513		athenahealth Inc (a)	52,800	6,528
Vornado Realty Trust	6,278	644		Broadridge Financial Solutions Inc	20,465	785
				Cerner Corp (a)	33,061	1,696

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS - 0.07%	Shares Held	Value(000	's)

Software (continued)				Internet - 0.07%
Dun & Bradstreet Corp/The	6,415	$711		Airbnb Inc (a),(b)	40,509	$4,948
Electronic Arts Inc (a)	40,075	1,134
Fidelity National Information Services Inc	5,001	267		TOTAL PREFERRED STOCKS		$4,948
Fiserv Inc (a)	29,382	1,786		Total Investments		$7,122,100
Intuit Inc	33,302	2,523		Other Assets in Excess of Liabilities, Net - 0.02%		$1,075
Microsoft Corp	930,001	37,572		TOTAL NET ASSETS - 100.00%		$7,123,175
NetSuite Inc (a)	225,200	17,410
Oracle Corp	374,353	15,304
Paychex Inc	33,156	1,386		(a) Non-Income Producing Security
Red Hat Inc (a)	590,900	28,747		(b)		Fair value of these investments is determined in good faith by the
Salesforce.com Inc (a)	2,388,924	123,388		Manager under procedures established and periodically reviewed by the
ServiceNow Inc (a)	431,100	21,434		Board of Directors. At the end of the period, the fair value of these
VMware Inc (a)	170,853	15,806		securities totaled $9,801 or 0.14% of net assets.
Workday Inc (a)	202,500	14,797		(c)		Restricted Security. At the end of the period, the value of this security
		$364,100		totaled $4,853 or 0.07% of net assets. The security was purchased
				January 30, 2014 at a cost of $4,853.
Telecommunications - 1.00%
Harris Corp	3,308	243
IPG Photonics Corp (a)	5,645	365
Juniper Networks Inc (a)	1,862,534	45,986		Portfolio Summary (unaudited)
Knowles Corp (a)	10,964	306		Sector		Percent
Motorola Solutions Inc	20,717	1,317		Consumer, Non-cyclical		24.95%
NeuStar Inc (a)	11,411	294		Communications		14.05%
SBA Communications Corp (a)	12,348	1,108		Industrial		13.72%
Verizon Communications Inc	446,578	20,869		Consumer, Cyclical		13.50%
Windstream Holdings Inc	96,728	877		Technology		12.58%
		$71,365		Financial		8 .60%
				Energy		7 .02%
Toys, Games & Hobbies - 0.02%				Basic Materials		3 .32%
Mattel Inc	33,630	1,319		Exchange Traded Funds		2 .21%
				Utilities		0 .03%
Transportation - 1.10%				Other Assets in Excess of Liabilities, Net		0 .02%
CSX Corp	55,395	1,563		TOTAL NET ASSETS		100.00%
FedEx Corp	283,200	38,586
Kansas City Southern	191,700	19,339
Kirby Corp (a)	5,816	585
Landstar System Inc	8,058	508
Norfolk Southern Corp	9,886	934
Union Pacific Corp	50,690	9,653
United Parcel Service Inc	70,551	6,949
		$78,117

Trucking & Leasing - 0.00%
AMERCO	692	173

Water - 0.01%
Aqua America Inc	26,723	670

TOTAL COMMON STOCKS		$6,954,898
INVESTMENT COMPANIES - 2.21%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.21%
BlackRock Liquidity Funds TempFund	113,954,496	113,955
Portfolio
Goldman Sachs Financial Square Funds -	40,563,343	40,563
Money Market Fund
JP Morgan Prime Money Market Fund	2,883,056	2,883
		$157,401
TOTAL INVESTMENT COMPANIES		$157,401
CONVERTIBLE PREFERRED STOCKS -
0.07%	Shares Held	Value(000	's)

Internet - 0.07%
Dropbox Inc (a),(b),(c)	254,085	4,853

TOTAL CONVERTIBLE PREFERRED STOCKS		$4,853

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	1,656	$153,007	$155,490	$2,483
Total					$2,483
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Growth Fund II April 30, 2014 (unaudited)

COMMON STOCKS - 96.20%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.07%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	9,042	$157		Amgen Inc	22,446	$2,508
Lamar Advertising Co	3,638	182		Biogen Idec Inc (a)	60,856	17,473
Omnicom Group Inc	7,695	521		Celgene Corp (a)	12,483	1,835
		$860		Charles River Laboratories International Inc (a)	1,023	55
				Cubist Pharmaceuticals Inc (a)	3,020	212
Aerospace & Defense - 2.54%				Gilead Sciences Inc (a)	271,094	21,278
B/E Aerospace Inc (a)	4,186	367
				Illumina Inc (a)	3,723	506
Boeing Co/The	91,954	11,864		Incyte Corp Ltd (a)	31,549	1,532
Lockheed Martin Corp	7,570	1,243		Myriad Genetics Inc (a)	3,708	157
Rockwell Collins Inc	5,625	437		Regeneron Pharmaceuticals Inc (a)	10,884	3,231
TransDigm Group Inc	2,426	432		United Therapeutics Corp (a)	2,164	216
United Technologies Corp	138,321	16,367		Vertex Pharmaceuticals Inc (a)	6,010	407
		$30,710				$56,641

Agriculture - 0.61%				Building Materials - 0.06%
Altria Group Inc	64,580	2,590		Fortune Brands Home & Security Inc	6,699	267
Archer-Daniels-Midland Co	2,265	99		Lennox International Inc	2,343	197
Lorillard Inc	12,065	717		Martin Marietta Materials Inc	2,134	265
Philip Morris International Inc	42,616	3,641				$729
Reynolds American Inc	6,203	350
		$7,397		Chemicals - 3.59%
				Airgas Inc	3,026	322
Airlines - 0.47%				Dow Chemical Co/The	55,680	2,779
Alaska Air Group Inc	48,565	4,569		Eastman Chemical Co	4,775	416
Copa Holdings SA	1,547	209		Ecolab Inc	8,528	892
Delta Air Lines Inc	11,521	424		EI du Pont de Nemours & Co	24,073	1,621
Southwest Airlines Co	3,691	89		FMC Corp	6,308	486
United Continental Holdings Inc (a)	9,308	381
				International Flavors & Fragrances Inc	3,793	374
		$5,672		LyondellBasell Industries NV	115,708	10,702
Apparel - 1.65%				Monsanto Co	195,779	21,673
Deckers Outdoor Corp (a)	707	56		NewMarket Corp	441	164
Hanesbrands Inc	50,991	4,186		PPG Industries Inc	4,073	789
Michael Kors Holdings Ltd (a)	6,100	556		Praxair Inc	7,635	997
Nike Inc	101,884	7,432		Rockwood Holdings Inc	2,453	174
Ralph Lauren Corp	44,676	6,763		RPM International Inc	5,748	245
Under Armour Inc (a)	7,820	382		Sherwin-Williams Co/The	2,880	575
VF Corp	10,424	637		Sigma-Aldrich Corp	5,287	509
		$20,012		Valspar Corp/The	4,116	301
				Westlake Chemical Corp	1,632	116
Automobile Manufacturers - 0.10%				WR Grace & Co (a)	3,077	283
Ford Motor Co	35,221	569				$43,418
PACCAR Inc	2,111	135
Tesla Motors Inc (a)	2,158	448		Commercial Services - 1.30%
		$1,152		Alliance Data Systems Corp (a)	1,500	363
				Automatic Data Processing Inc	12,689	989
Automobile Parts & Equipment - 1.26%				Avis Budget Group Inc (a)	5,019	264
BorgWarner Inc	160,088	9,948		Cintas Corp	1,346	79
Delphi Automotive PLC	9,304	622		Equifax Inc	5,609	397
Goodyear Tire & Rubber Co/The	11,438	288		FleetCor Technologies Inc (a)	3,160	361
Lear Corp	422	35		Genpact Ltd (a)	7,618	128
Visteon Corp (a)	2,320	201		Global Payments Inc	3,356	224
WABCO Holdings Inc (a)	38,262	4,095		H&R Block Inc	12,582	358
		$15,189		MasterCard Inc	137,157	10,088
				Moody's Corp	5,085	399
Banks - 1.99%				Quanta Services Inc (a)	2,054	73
State Street Corp	89,987	5,809
SunTrust Banks Inc	218,554	8,362		Robert Half International Inc	6,463	290
Wells Fargo & Co	200,200	9,938		RR Donnelley & Sons Co	4,592	81
		$24,109		SEI Investments Co	6,259	203
				Total System Services Inc	5,911	188
Beverages - 3.39%				United Rentals Inc (a)	4,352	408
Brown-Forman Corp	33,070	2,967		Verisk Analytics Inc (a)	7,013	421
Coca-Cola Co/The	99,401	4,055		Western Union Co/The	25,585	406
Coca-Cola Enterprises Inc	8,095	368				$15,720
Constellation Brands Inc (a)	6,706	535
Dr Pepper Snapple Group Inc	9,615	533		Computers - 5.12%
Keurig Green Mountain Inc	4,849	454		Accenture PLC - Class A	102,108	8,191
Monster Beverage Corp (a)	6,196	415		Apple Inc	45,704	26,969
				Cadence Design Systems Inc (a)	13,107	204
PepsiCo Inc	368,316	31,635		Cognizant Technology Solutions Corp (a)	18,350	879
		$40,962		DST Systems Inc	1,271	117
Biotechnology - 4.68%				EMC Corp/MA	30,332	783
Alexion Pharmaceuticals Inc (a)	45,710	7,231		Hewlett-Packard Co	178,142	5,889

See accompanying notes

Schedule of Investments LargeCap Growth Fund II April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Engineering & Construction (continued)
IHS Inc (a)	3,046	$368		Fluor Corp	4,539	$344
International Business Machines Corp	29,242	5,745				$359
Jack Henry & Associates Inc	4,011	221
MICROS Systems Inc (a)	550	28		Entertainment - 0.04%
				Bally Technologies Inc (a)	1,795	117
NetApp Inc	9,870	352		Dolby Laboratories Inc (a)	834	33
Riverbed Technology Inc (a)	7,152	139
SanDisk Corp	81,460	6,922		International Game Technology	12,117	152
Varonis Systems Inc (a)	17,717	448		Lions Gate Entertainment Corp	3,661	97
Western Digital Corp	52,869	4,659		Six Flags Entertainment Corp	3,055	123
		$61,914				$522

Consumer Products - 0.54%				Environmental Control - 0.06%
				Stericycle Inc (a)	4,015	468
Avery Dennison Corp	1,471	71
Church & Dwight Co Inc	70,975	4,898		Waste Connections Inc	5,355	239
Jarden Corp (a)	5,929	339				$707
Kimberly-Clark Corp	10,021	1,125		Food - 2.76%
Scotts Miracle-Gro Co/The	1,947	119		ConAgra Foods Inc	10,081	308
		$6,552		General Mills Inc	244,249	12,950
Cosmetics & Personal Care - 3.19%				Hershey Co/The	43,968	4,232
Colgate-Palmolive Co	172,245	11,592		Hillshire Brands Co/The	5,651	201
Estee Lauder Cos Inc/The	206,601	14,993		Hormel Foods Corp	6,154	293
Procter & Gamble Co/The	145,100	11,978		JM Smucker Co/The	654	63
		$38,563		Kellogg Co	7,466	499
				Kraft Foods Group Inc	15,455	879
Distribution & Wholesale - 0.15%				Kroger Co/The	16,530	761
Fastenal Co	7,660	383		Mondelez International Inc	356,800	12,720
Fossil Group Inc (a)	2,257	241		Whole Foods Market Inc	9,576	476
Genuine Parts Co	4,359	380				$33,382
LKQ Corp (a)	13,520	394
WW Grainger Inc	1,724	438		Forest Products & Paper - 0.05%
		$1,836		International Paper Co	12,101	564

Diversified Financial Services - 5.20%
Affiliated Managers Group Inc (a)	2,453	486		Gas - 0.01%
American Express Co	255,846	22,369		ONE Gas Inc	2,262	83
Ameriprise Financial Inc	2,992	334		Questar Corp	1,112	27
BlackRock Inc	1,346	405				$110
CBOE Holdings Inc	4,006	214		Hand & Machine Tools - 0.02%
Charles Schwab Corp/The	6,947	185		Lincoln Electric Holdings Inc	3,864	258
Franklin Resources Inc	180,411	9,445		Snap-on Inc	308	36
IntercontinentalExchange Group Inc	1,895	387				$294
Lazard Ltd	5,974	281
Santander Consumer USA Holdings Inc	2,939	67		Healthcare - Products - 1.95%
T Rowe Price Group Inc	7,613	625		Baxter International Inc	14,173	1,032
Visa Inc	137,263	27,810		Becton Dickinson and Co	5,641	637
				Bruker BioSciences Corp (a)	5,070	105
Waddell & Reed Financial Inc	3,996	270
		$62,878		CR Bard Inc	62,047	8,521
				DENTSPLY International Inc	79,687	3,556
Electric - 0.02%				DexCom Inc (a)	31,069	1,008
ITC Holdings Corp	7,302	270		Henry Schein Inc (a)	4,055	463
				IDEXX Laboratories Inc (a)	25,851	3,269
				Intuitive Surgical Inc (a)	989	358
Electrical Components & Equipment - 0.14%
AMETEK Inc	7,104	375		Patterson Cos Inc	3,637	148
Emerson Electric Co	15,683	1,069		St Jude Medical Inc	8,348	530
Hubbell Inc	1,989	234		Stryker Corp	48,810	3,795
		$1,678		Techne Corp	793	71
				Zimmer Holdings Inc	436	42
Electronics - 3.20%						$23,535
Agilent Technologies Inc	1,892	102
Amphenol Corp	4,182	399		Healthcare - Services - 0.15%
FLIR Systems Inc	4,603	157		Aetna Inc	4,680	334
				Community Health Systems Inc (a)	1,178	45
Gentex Corp/MI	3,839	110		Covance Inc (a)	2,531	224
Honeywell International Inc	163,872	15,224		DaVita HealthCare Partners Inc (a)	4,790	332
Mettler-Toledo International Inc (a)	1,405	328
				HCA Holdings Inc (a)	910	47
Thermo Fisher Scientific Inc	70,200	8,003		Laboratory Corp of America Holdings (a)	4,077	403
Trimble Navigation Ltd (a)	73,546	2,826
				Mednax Inc (a)	3,024	179
Tyco International Ltd	169,767	6,943
Waters Corp (a)	47,445	4,675		Universal Health Services Inc	2,767	226
		$38,767				$1,790

Engineering & Construction - 0.03%				Home Builders - 0.05%
				NVR Inc (a)	182	196
AECOM Technology Corp (a)	464	15

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Builders (continued)				Machinery - Diversified (continued)
Pulte Group Inc	18,084	$333		Wabtec Corp/DE	45,965	$3,426
Thor Industries Inc	2,037	124				$15,929

		$653		Media - 4.06%
Home Furnishings - 0.00%				AMC Networks Inc (a)	2,776	182
Whirlpool Corp	259	40		Cablevision Systems Corp	9,096	152
				CBS Corp	96,694	5,586
				Comcast Corp - Class A	446,022	23,086
Housewares - 0.03%				DIRECTV (a)	14,796	1,148
Newell Rubbermaid Inc	7,779	234		Discovery Communications Inc - A Shares (a)	6,379	484
Toro Co	2,693	171		DISH Network Corp (a)	6,280	357
		$405		FactSet Research Systems Inc	2,045	218
Insurance - 0.24%				Liberty Global PLC - A Shares (a)	8,596	342
Allied World Assurance Co Holdings AG	534	57		Liberty Global PLC - C Shares (a)	8,596	330
American Financial Group Inc/OH	492	29		Nielsen Holdings NV	1,468	69
Aon PLC	6,959	591		Scripps Networks Interactive Inc	68,637	5,152
Arch Capital Group Ltd (a)	442	25		Starz (a)	4,416	143
Arthur J Gallagher & Co	5,876	265		Time Warner Cable Inc	8,660	1,225
Axis Capital Holdings Ltd	1,412	65		Twenty-First Century Fox Inc - A Shares	38,162	1,222
Brown & Brown Inc	2,514	75		Viacom Inc	99,565	8,462
Chubb Corp/The	1,724	159		Walt Disney Co/The	11,902	944
Endurance Specialty Holdings Ltd	686	35				$49,102
Fidelity National Financial Inc	990	32
Hanover Insurance Group Inc/The	585	34		Metal Fabrication & Hardware - 0.65%
Marsh & McLennan Cos Inc	9,631	475		Precision Castparts Corp	30,301	7,669
Progressive Corp/The	14,163	343		Valmont Industries Inc	1,246	185
Prudential Financial Inc	4,600	371				$7,854
Travelers Cos Inc/The	4,453	403		Mining - 0.01%
		$2,959		Compass Minerals International Inc	1,555	142

Internet - 7.29%
Amazon.com Inc (a)	9,580	2,914		Miscellaneous Manufacturing - 1.85%
eBay Inc (a)	234,719	12,166		3M Co	17,032	2,369
Expedia Inc	4,919	349		AO Smith Corp	1,543	72
F5 Networks Inc (a)	3,139	330		Colfax Corp (a)	4,802	346
Facebook Inc (a)	175,838	10,512		Crane Co	2,081	151
Google Inc (a)	39,418	20,760		Danaher Corp	5,655	415
Google Inc (a)	46,318	24,774		Donaldson Co Inc	6,292	265
Liberty Interactive Corp (a)	2,007	58		Dover Corp	5,888	509
Liberty Ventures (a)	3,334	193		General Electric Co	284,300	7,645
LinkedIn Corp (a)	2,517	386		Hexcel Corp (a)	4,676	195
Netflix Inc (a)	1,529	492		Illinois Tool Works Inc	6,139	523
Priceline Group Inc/The (a)	12,578	14,563		Ingersoll-Rand PLC	9,171	548
TripAdvisor Inc (a)	5,213	421		ITT Corp	4,185	181
VeriSign Inc (a)	6,045	285		Pall Corp	5,158	434
		$88,203		Parker Hannifin Corp	68,815	8,731

Leisure Products & Services - 0.62%						$22,384
Harley-Davidson Inc	96,570	7,140		Office & Business Equipment - 0.01%
Polaris Industries Inc	3,013	405		Pitney Bowes Inc	4,077	109
		$7,545

Lodging - 1.59%				Oil & Gas - 2.76%
Las Vegas Sands Corp	100,308	7,937		Atwood Oceanics Inc (a)	504	25
Marriott International Inc/DE	173,612	10,057		Cabot Oil & Gas Corp	10,984	432
Starwood Hotels & Resorts Worldwide Inc	3,817	293		Cheniere Energy Inc (a)	6,311	356
Wyndham Worldwide Corp	6,323	451		Concho Resources Inc (a)	2,729	356
Wynn Resorts Ltd	2,428	495		Continental Resources Inc/OK (a)	1,979	274
		$19,233		EOG Resources Inc	108,022	10,586
				EQT Corp	4,149	452
Machinery - Construction & Mining - 0.03%				Noble Energy Inc	94,258	6,766
Caterpillar Inc	3,510	370		Occidental Petroleum Corp	126,800	12,141
				Pioneer Natural Resources Co	2,627	508
Machinery - Diversified - 1.32%				QEP Resources Inc	847	26
Cummins Inc	4,538	685		Range Resources Corp	4,209	381
Deere & Co	11,320	1,057		Seadrill Ltd	10,652	375
Flowserve Corp	6,603	482		SM Energy Co	3,122	231
Graco Inc	2,852	207		Southwestern Energy Co (a)	10,380	497
IDEX Corp	3,564	266		Whiting Petroleum Corp (a)	487	36
Manitowoc Co Inc/The	6,178	196				$33,442
Rockwell Automation Inc	77,269	9,209
Roper Industries Inc	2,888	401

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services - 2.60%				REITS (continued)
Baker Hughes Inc	1,294	$90		Weyerhaeuser Co	17,089	$510
Cameron International Corp (a)	6,467	420				$6,226
Core Laboratories NV	12,403	2,328
Dril-Quip Inc (a)	1,881	213		Retail - 7.22%
FMC Technologies Inc (a)	6,203	352		Advance Auto Parts Inc	3,397	412
				AutoNation Inc (a)	2,332	124
Halliburton Co	25,206	1,590		AutoZone Inc (a)	13,988	7,468
MRC Global Inc (a)	1,658	48
				Bed Bath & Beyond Inc (a)	6,507	404
Oceaneering International Inc	59,234	4,341
RPC Inc	2,360	52		Best Buy Co Inc	3,398	88
Schlumberger Ltd	217,367	22,074		Brinker International Inc	3,288	162
		$31,508		Burger King Worldwide Inc	4,650	122
				Chipotle Mexican Grill Inc (a)	12,387	6,175
Packaging & Containers - 0.15%				Coach Inc	8,364	374
Ball Corp	6,922	389		Costco Wholesale Corp	57,865	6,694
Crown Holdings Inc (a)	5,711	269		CVS Caremark Corp	6,564	477
Owens-Illinois Inc (a)	4,507	143		Dick's Sporting Goods Inc	4,607	243
Packaging Corp of America	4,561	304		Dillard's Inc	849	83
Rock-Tenn Co	2,412	231		Dollar General Corp (a)	9,790	553
Sealed Air Corp	9,113	313		Dollar Tree Inc (a)	9,708	506
Silgan Holdings Inc	2,052	102		Domino's Pizza Inc	2,625	195
		$1,751		DSW Inc	3,004	100
				Foot Locker Inc	912	42
Pharmaceuticals - 8.44%				Gap Inc/The	12,900	507
Abbott Laboratories	261,900	10,146		Home Depot Inc/The	204,832	16,286
AbbVie Inc	47,395	2,468		L Brands Inc	6,196	336
Actavis PLC (a)	4,493	918
				Lowe's Cos Inc	31,346	1,439
Allergan Inc/United States	79,353	13,160		Macy's Inc	8,850	508
AmerisourceBergen Corp	106,474	6,940		McDonald's Corp	26,043	2,640
Bristol-Myers Squibb Co	223,122	11,176		MSC Industrial Direct Co Inc	2,198	200
Cardinal Health Inc	68,815	4,783		Nu Skin Enterprises Inc	2,681	233
Catamaran Corp (a)	9,509	359
				O'Reilly Automotive Inc (a)	3,288	489
Eli Lilly & Co	6,560	388		PetSmart Inc	4,806	325
Express Scripts Holding Co (a)	88,623	5,901
				Ross Stores Inc	6,542	445
Herbalife Ltd	3,968	238		Sally Beauty Holdings Inc (a)	7,929	217
Jazz Pharmaceuticals PLC (a)	2,421	327
				Starbucks Corp	140,163	9,899
Johnson & Johnson	125,082	12,669		Target Corp	13,076	807
McKesson Corp	73,408	12,420		TJX Cos Inc/The	135,550	7,886
Mead Johnson Nutrition Co	110,428	9,746		Tractor Supply Co	6,410	431
Mylan Inc/PA (a)	11,408	579
				Walgreen Co	176,800	12,004
Perrigo Co PLC	37,401	5,418		Wal-Mart Stores Inc	27,745	2,212
Pharmacyclics Inc (a)	2,699	255
Quintiles Transnational Holdings Inc (a)	566	27		Williams-Sonoma Inc	4,548	286
Salix Pharmaceuticals Ltd (a)	2,851	314		World Fuel Services Corp	651	30
				Yum! Brands Inc	76,988	5,928
Zoetis Inc	128,326	3,883				$87,330
		$102,115
				Semiconductors - 3.62%
Pipelines - 0.08%				Applied Materials Inc	20,501	391
Kinder Morgan Inc/DE	18,245	596		Avago Technologies Ltd	6,527	415
Williams Cos Inc/The	9,677	408		Broadcom Corp	11,613	358
		$1,004		Intel Corp	15,053	402
Real Estate - 0.03%				Linear Technology Corp	139,733	6,218
CBRE Group Inc (a)	12,995	346		Maxim Integrated Products Inc	13,445	436
				Microchip Technology Inc	75,821	3,604
				ON Semiconductor Corp (a)	19,385	182
REITS - 0.52%				Qualcomm Inc	376,932	29,668
American Tower Corp	11,561	966		Skyworks Solutions Inc	7,397	304
CBL & Associates Properties Inc	2,495	45		Texas Instruments Inc	32,028	1,456
Corrections Corp of America	3,398	112		Xilinx Inc	7,659	361
Crown Castle International Corp	9,735	708				$43,795
Equity Lifestyle Properties Inc	2,732	114
Extra Space Storage Inc	408	21		Shipbuilding - 0.02%
Federal Realty Investment Trust	1,996	235		Huntington Ingalls Industries Inc	2,334	240
Omega Healthcare Investors Inc	5,473	190
Plum Creek Timber Co Inc	8,247	360		Software - 4.47%
Public Storage	3,896	684		Adobe Systems Inc (a)	5,090	314
Rayonier Inc	5,841	263		Akamai Technologies Inc (a)	8,289	440
Regency Centers Corp	1,787	94		ANSYS Inc (a)	4,221	322
Senior Housing Properties Trust	633	15		Broadridge Financial Solutions Inc	5,495	211
Simon Property Group Inc	6,762	1,171		Cerner Corp (a)	8,877	455
Tanger Factory Outlet Centers Inc	4,445	159		Check Point Software Technologies Ltd (a)	46,292	2,965
Ventas Inc	6,150	406		Dun & Bradstreet Corp/The	1,723	191
Vornado Realty Trust	1,686	173
See accompanying notes				261

Schedule of Investments
LargeCap Growth Fund II
April 30, 2014 (unaudited)

						Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Sector		Percent
					Consumer, Non-cyclical		27.04%
Software (continued)					Consumer, Cyclical		13.21%
Electronic Arts Inc (a)	193,975	$5,490			Technology		13.19%
Fidelity National Information Services Inc	1,343	72			Communications		12.91%
Fiserv Inc (a)	7,889	479			Industrial		12.73%
Intuit Inc	8,941	677			Financial		7 .98%
Microsoft Corp	356,472	14,402			Energy		5 .44%
Oracle Corp	603,145	24,656			Basic Materials		3 .65%
Paychex Inc	8,903	372			Exchange Traded Funds		3 .47%
Salesforce.com Inc (a)	15,230	787			Utilities		0 .05%
VMware Inc (a)	24,636	2,279			Other Assets in Excess of Liabilities, Net		0 .33%
		$54,112			TOTAL NET ASSETS		100.00%

Telecommunications - 1.49%
Ciena Corp (a)	93,214	1,843
Harris Corp	889	65
IPG Photonics Corp (a)	1,515	98
Juniper Networks Inc (a)	377,233	9,314
Knowles Corp (a)	2,944	82
Motorola Solutions Inc	5,563	354
NeuStar Inc (a)	3,065	79
SBA Communications Corp (a)	3,315	297
Verizon Communications Inc	119,915	5,604
Windstream Holdings Inc	25,973	235
		$17,971

Toys, Games & Hobbies - 0.03%
Mattel Inc	9,031	354

Transportation - 2.66%
CSX Corp	14,879	420
Kirby Corp (a)	1,562	157
Landstar System Inc	2,164	136
Norfolk Southern Corp	2,655	251
Union Pacific Corp	95,891	18,261
United Parcel Service Inc	131,644	12,967
		$32,192

Trucking & Leasing - 0.00%
AMERCO	185	46

Water - 0.02%
Aqua America Inc	7,177	180

TOTAL COMMON STOCKS		$1,163,832
INVESTMENT COMPANIES - 3.47%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 3.47%
BlackRock Liquidity Funds TempFund	15,619,828	15,620
Portfolio
Goldman Sachs Financial Square Funds -	25,626,368	25,626
Money Market Fund
JP Morgan Prime Money Market Fund	777,621	778
		$42,024
TOTAL INVESTMENT COMPANIES		$42,024
Total Investments		$1,205,856
Other Assets in Excess of Liabilities, Net - 0.33%		$3,960
TOTAL NET ASSETS - 100.00%		$1,209,816

(a) Non-Income Producing Security

Futures Contracts

							Unrealized
Type	Long/Short			Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	527			$48,908	$49,483	$575
Total							$575

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS - 98.28%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	97,151	$1,692		Brown-Forman Corp	37,138	$3,332
Omnicom Group Inc	59,157	4,004		Coca-Cola Co/The	868,102	35,410
		$5,696		Coca-Cola Enterprises Inc	54,449	2,474
				Constellation Brands Inc (a)	38,319	3,059
Aerospace & Defense - 2.01%				Dr Pepper Snapple Group Inc	45,197	2,505
Boeing Co/The	156,694	20,217		Keurig Green Mountain Inc	29,589	2,772
General Dynamics Corp	74,491	8,153		Molson Coors Brewing Co	36,279	2,176
L-3 Communications Holdings Inc	19,668	2,269		Monster Beverage Corp (a)	30,968	2,074
Lockheed Martin Corp	61,859	10,153		PepsiCo Inc	348,808	29,959
Northrop Grumman Corp	49,656	6,034				$86,925
Raytheon Co	72,056	6,880
Rockwell Collins Inc	30,973	2,405		Biotechnology - 2.35%
United Technologies Corp	192,912	22,827		Alexion Pharmaceuticals Inc (a)	45,324	7,170
		$78,938		Amgen Inc	172,977	19,330
				Biogen Idec Inc (a)	54,160	15,551
Agriculture - 1.65%				Celgene Corp (a)	93,022	13,675
Altria Group Inc	456,577	18,313		Gilead Sciences Inc (a)	352,425	27,662
Archer-Daniels-Midland Co	150,837	6,596		Regeneron Pharmaceuticals Inc (a)	18,043	5,357
Lorillard Inc	82,984	4,931		Vertex Pharmaceuticals Inc (a)	54,017	3,657
Philip Morris International Inc	363,179	31,027				$92,402
Reynolds American Inc	71,351	4,026
		$64,893		Building Materials - 0.09%
				Masco Corp	81,655	1,641
Airlines - 0.28%				Vulcan Materials Co	29,913	1,930
Delta Air Lines Inc	194,599	7,167				$3,571
Southwest Airlines Co	160,831	3,887
		$11,054		Chemicals - 2.55%
				Air Products & Chemicals Inc	48,496	5,699
Apparel - 0.59%				Airgas Inc	15,251	1,621
Michael Kors Holdings Ltd (a)	41,106	3,749
				CF Industries Holdings Inc	12,708	3,116
Nike Inc	170,411	12,432		Dow Chemical Co/The	278,555	13,900
Ralph Lauren Corp	13,546	2,050		Eastman Chemical Co	34,931	3,045
VF Corp	80,718	4,931		Ecolab Inc	62,017	6,490
		$23,162		EI du Pont de Nemours & Co	212,392	14,298
Automobile Manufacturers - 0.77%				FMC Corp	30,445	2,344
Ford Motor Co	903,558	14,593		International Flavors & Fragrances Inc	18,620	1,834
General Motors Co	298,670	10,298		LyondellBasell Industries NV	98,923	9,150
PACCAR Inc	81,173	5,193		Monsanto Co	120,253	13,312
		$30,084		Mosaic Co/The	77,673	3,887
				PPG Industries Inc	31,734	6,144
Automobile Parts & Equipment - 0.41%				Praxair Inc	67,352	8,793
BorgWarner Inc	52,224	3,245		Sherwin-Williams Co/The	19,532	3,903
Delphi Automotive PLC	63,881	4,270		Sigma-Aldrich Corp	27,368	2,633
Goodyear Tire & Rubber Co/The	63,101	1,590				$100,169
Johnson Controls Inc	152,134	6,867
		$15,972		Coal - 0.09%
				Consol Energy Inc	52,503	2,337
Banks - 7.20%				Peabody Energy Corp	62,157	1,181
Bank of America Corp	2,421,234	36,658				$3,518
Bank of New York Mellon Corp/The	260,048	8,808
BB&T Corp	162,870	6,080		Commercial Services - 1.29%
Capital One Financial Corp	131,236	9,698		ADT Corp/The	41,998	1,270
Citigroup Inc	695,674	33,330		Alliance Data Systems Corp (a)	12,182	2,947
Comerica Inc	41,714	2,012		Automatic Data Processing Inc	110,390	8,606
Fifth Third Bancorp	195,074	4,020		Cintas Corp	23,065	1,359
Goldman Sachs Group Inc/The	96,468	15,418		Equifax Inc	27,960	1,980
Huntington Bancshares Inc/OH	190,437	1,744		H&R Block Inc	62,825	1,786
JP Morgan Chase & Co	867,588	48,568		Iron Mountain Inc	39,049	1,111
KeyCorp	203,767	2,779		MasterCard Inc	233,787	17,195
M&T Bank Corp	30,020	3,663		McGraw Hill Financial Inc	62,088	4,590
Morgan Stanley	321,375	9,940		Moody's Corp	43,085	3,382
Northern Trust Corp	51,107	3,079		Quanta Services Inc (a)	49,889	1,760
PNC Financial Services Group Inc/The	122,358	10,283		Robert Half International Inc	31,494	1,411
Regions Financial Corp	325,228	3,298		Total System Services Inc	37,875	1,203
State Street Corp	98,891	6,384		Western Union Co/The	125,536	1,992
SunTrust Banks Inc	122,497	4,687				$50,592
US Bancorp/MN	417,559	17,028		Computers - 5.81%
Wells Fargo & Co	1,097,028	54,456		Accenture PLC - Class A	145,939	11,707
Zions Bancorporation	42,355	1,225		Apple Inc	204,361	120,591
		$283,158		Cognizant Technology Solutions Corp (a)	139,165	6,667
Beverages - 2.21%				Computer Sciences Corp	33,379	1,975
Beam Inc	37,906	3,164		EMC Corp/MA	464,087	11,974

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electric (continued)
Hewlett-Packard Co	434,186	$14,354		Wisconsin Energy Corp	51,766	$2,510
International Business Machines Corp	224,264	44,061		Xcel Energy Inc	114,161	3,638
NetApp Inc	75,897	2,703				$110,718
SanDisk Corp	51,665	4,390
Seagate Technology PLC	75,320	3,960		Electrical Components & Equipment - 0.35%
Teradata Corp (a)	36,474	1,658		AMETEK Inc	56,147	2,960
Western Digital Corp	48,175	4,246		Emerson Electric Co	161,059	10,981
		$228,286				$13,941

Consumer Products - 0.34%				Electronics - 1.32%
Avery Dennison Corp	21,994	1,070		Agilent Technologies Inc	76,389	4,128
Clorox Co/The	29,764	2,700		Allegion PLC	20,559	1,015
Kimberly-Clark Corp	86,924	9,757		Amphenol Corp	36,245	3,456
		$13,527		FLIR Systems Inc	32,276	1,099
				Garmin Ltd	28,167	1,608
Cosmetics & Personal Care - 1.79%				Honeywell International Inc	179,650	16,690
Avon Products Inc	99,422	1,519		Jabil Circuit Inc	42,995	742
Colgate-Palmolive Co	200,010	13,461		PerkinElmer Inc	25,855	1,085
Estee Lauder Cos Inc/The	58,556	4,250		TE Connectivity Ltd	93,987	5,543
Procter & Gamble Co/The	621,203	51,280		Thermo Fisher Scientific Inc	89,762	10,233
		$70,510		Tyco International Ltd	105,460	4,313
				Waters Corp (a)	19,514	1,923
Distribution & Wholesale - 0.28%						$51,835
Fastenal Co	62,554	3,133
Fossil Group Inc (a)	11,013	1,174		Engineering & Construction - 0.11%
Genuine Parts Co	35,220	3,068		Fluor Corp	36,737	2,781
WW Grainger Inc	14,028	3,569		Jacobs Engineering Group Inc (a)	30,220	1,744
		$10,944				$4,525

Diversified Financial Services - 2.50%				Entertainment - 0.02%
American Express Co	209,360	18,304		International Game Technology	56,521	709
Ameriprise Financial Inc	43,730	4,882
BlackRock Inc	28,783	8,664
Charles Schwab Corp/The	267,760	7,109		Environmental Control - 0.22%
				Republic Services Inc	61,964	2,174
CME Group Inc/IL	72,296	5,089		Stericycle Inc (a)	19,511	2,272
Discover Financial Services	107,886	6,031
E*Trade Financial Corp (a)	66,045	1,483		Waste Management Inc	99,039	4,402
Franklin Resources Inc	92,500	4,842				$8,848
IntercontinentalExchange Group Inc	26,338	5,385		Food - 1.68%
Invesco Ltd	99,238	3,494		Campbell Soup Co	40,973	1,864
Legg Mason Inc	24,013	1,126		ConAgra Foods Inc	96,318	2,939
NASDAQ OMX Group Inc/The	26,784	988		General Mills Inc	143,086	7,586
SLM Corp	98,218	2,529		Hershey Co/The	34,354	3,306
T Rowe Price Group Inc	60,043	4,931		Hormel Foods Corp	30,846	1,471
Visa Inc	116,133	23,530		JM Smucker Co/The	23,756	2,297
		$98,387		Kellogg Co	58,834	3,932
				Kraft Foods Group Inc	136,619	7,768
Electric - 2.82%				Kroger Co/The	118,340	5,448
AES Corp/VA	150,930	2,181
Ameren Corp	55,589	2,296		McCormick & Co Inc/MD	30,051	2,140
American Electric Power Co Inc	111,753	6,013		Mondelez International Inc	389,706	13,893
CMS Energy Corp	61,108	1,852		Safeway Inc	52,763	1,797
				Sysco Corp	134,020	4,882
Consolidated Edison Inc	67,106	3,894		Tyson Foods Inc	61,590	2,585
Dominion Resources Inc/VA	133,222	9,664
DTE Energy Co	40,572	3,170		Whole Foods Market Inc	85,221	4,236
Duke Energy Corp	161,854	12,057				$66,144
Edison International	74,646	4,222		Forest Products & Paper - 0.16%
Entergy Corp	40,910	2,966		International Paper Co	100,532	4,690
Exelon Corp	196,441	6,881		MeadWestvaco Corp	39,995	1,562
FirstEnergy Corp	95,935	3,238				$6,252
Integrys Energy Group Inc	18,320	1,123
NextEra Energy Inc	99,749	9,960		Gas - 0.30%
Northeast Utilities	72,268	3,415		AGL Resources Inc	27,241	1,471
NRG Energy Inc	74,510	2,438		CenterPoint Energy Inc	98,251	2,432
Pepco Holdings Inc	57,395	1,536		NiSource Inc	71,938	2,613
PG&E Corp	104,854	4,779		Sempra Energy	52,074	5,135
Pinnacle West Capital Corp	25,246	1,413				$11,651
PPL Corp	144,502	4,818		Hand & Machine Tools - 0.12%
Public Service Enterprise Group Inc	115,966	4,751		Snap-on Inc	13,316	1,545
SCANA Corp	32,337	1,736		Stanley Black & Decker Inc	35,650	3,062
Southern Co/The	203,434	9,323				$4,607
TECO Energy Inc	46,963	844

See accompanying notes

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products - 1.71%				Internet - 4.27%
Baxter International Inc	124,448	$9,059		Amazon.com Inc (a)	85,229	$25,921
Becton Dickinson and Co	44,222	4,998		eBay Inc (a)	266,953	13,836
Boston Scientific Corp (a)	303,382	3,826		Expedia Inc	23,431	1,663
CareFusion Corp (a)	47,742	1,865		F5 Networks Inc (a)	15,500	1,630
Covidien PLC	103,269	7,358		Facebook Inc (a)	391,390	23,397
CR Bard Inc	17,774	2,441		Google Inc (a)	64,673	34,061
DENTSPLY International Inc	32,491	1,450		Google Inc (a)	64,673	34,592
Edwards Lifesciences Corp (a)	24,570	2,002		Netflix Inc (a)	13,702	4,413
Hospira Inc (a)	38,138	1,747		Priceline Group Inc/The (a)	11,946	13,831
Intuitive Surgical Inc (a)	8,745	3,163		Symantec Corp	158,440	3,213
Medtronic Inc	229,294	13,487		TripAdvisor Inc (a)	25,418	2,052
Patterson Cos Inc	18,809	765		VeriSign Inc (a)	28,786	1,358
St Jude Medical Inc	65,022	4,127		Yahoo! Inc (a)	215,071	7,732
Stryker Corp	67,527	5,250				$167,699
Varian Medical Systems Inc (a)	23,725	1,887
Zimmer Holdings Inc	38,791	3,755		Iron & Steel - 0.14%
		$67,180		Allegheny Technologies Inc	24,731	1,019
				Nucor Corp	72,940	3,775
Healthcare - Services - 1.17%				United States Steel Corp	33,149	862
Aetna Inc	83,097	5,937				$5,656
Cigna Corp	62,676	5,017
DaVita HealthCare Partners Inc (a)	40,542	2,810		Leisure Products & Services - 0.20%
Humana Inc	35,290	3,873		Carnival Corp	100,408	3,947
Laboratory Corp of America Holdings (a)	19,543	1,929		Harley-Davidson Inc	50,415	3,728
Quest Diagnostics Inc	33,062	1,849				$7,675
Tenet Healthcare Corp (a)	22,221	1,002		Lodging - 0.31%
UnitedHealth Group Inc	226,631	17,006		Marriott International Inc/DE	50,660	2,935
WellPoint Inc	64,713	6,515		Starwood Hotels & Resorts Worldwide Inc	43,971	3,370
		$45,938		Wyndham Worldwide Corp	29,358	2,095
Holding Companies - Diversified - 0.05%				Wynn Resorts Ltd	18,551	3,782
Leucadia National Corp	71,746	1,831				$12,182
				Machinery - Construction & Mining - 0.43%
Home Builders - 0.11%				Caterpillar Inc	146,130	15,402
DR Horton Inc	65,236	1,454		Joy Global Inc	22,942	1,385
Lennar Corp	40,277	1,554				$16,787
Pulte Group Inc	78,623	1,446		Machinery - Diversified - 0.63%
		$4,454		Cummins Inc	39,776	6,000
Home Furnishings - 0.11%				Deere & Co	84,701	7,906
Harman International Industries Inc	15,529	1,702		Flowserve Corp	31,522	2,303
Whirlpool Corp	17,747	2,722		Rockwell Automation Inc	31,796	3,789
		$4,424		Roper Industries Inc	22,807	3,169
				Xylem Inc/NY	42,312	1,591
Housewares - 0.05%						$24,758
Newell Rubbermaid Inc	63,898	1,924
				Media - 3.42%
				Cablevision Systems Corp	49,054	819
Insurance - 4.09%				CBS Corp	126,431	7,303
ACE Ltd	77,130	7,892		Comcast Corp - Class A	597,179	30,910
Aflac Inc	104,430	6,550		DIRECTV (a)	108,553	8,424
Allstate Corp/The	102,434	5,834		Discovery Communications Inc - A Shares (a)	50,955	3,867
American International Group Inc	335,428	17,821		Gannett Co Inc	52,091	1,415
Aon PLC	68,984	5,855		Graham Holdings Co	999	671
Assurant Inc	16,414	1,107		News Corp (a)	114,085	1,942
Berkshire Hathaway Inc - Class B (a)	412,435	53,142		Nielsen Holdings NV	65,101	3,056
Chubb Corp/The	56,268	5,181		Scripps Networks Interactive Inc	25,137	1,887
Cincinnati Financial Corp	33,714	1,643		Time Warner Cable Inc	63,566	8,992
Genworth Financial Inc (a)	113,490	2,026		Time Warner Inc	204,515	13,592
Hartford Financial Services Group Inc/The	102,260	3,668		Twenty-First Century Fox Inc - A Shares	444,654	14,238
Lincoln National Corp	60,416	2,931		Viacom Inc	91,299	7,759
Loews Corp	70,118	3,083		Walt Disney Co/The	373,310	29,618
Marsh & McLennan Cos Inc	125,636	6,195				$134,493
MetLife Inc	257,410	13,475
Progressive Corp/The	125,473	3,043		Metal Fabrication & Hardware - 0.21%
Prudential Financial Inc	106,077	8,558		Precision Castparts Corp	33,273	8,421
Torchmark Corp	20,289	1,617
Travelers Cos Inc/The	80,721	7,312		Mining - 0.37%
Unum Group	59,441	1,975		Alcoa Inc	268,097	3,611
XL Group PLC	63,247	1,983		Freeport-McMoRan Copper & Gold Inc	237,909	8,177
		$160,891		Newmont Mining Corp	114,077	2,833
						$14,621

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 3.25%				Pharmaceuticals (continued)
3M Co	144,236	$20,062		AbbVie Inc	363,941	$18,954
Danaher Corp	137,623	10,099		Actavis PLC (a)	39,910	8,155
Dover Corp	38,952	3,365		Allergan Inc/United States	68,381	11,340
Eaton Corp PLC	108,895	7,910		AmerisourceBergen Corp	52,512	3,423
General Electric Co	2,298,661	61,811		Bristol-Myers Squibb Co	376,663	18,867
Illinois Tool Works Inc	89,553	7,633		Cardinal Health Inc	78,558	5,461
Ingersoll-Rand PLC	59,241	3,543		Eli Lilly & Co	225,750	13,342
Leggett & Platt Inc	31,822	1,046		Express Scripts Holding Co (a)	177,794	11,837
Pall Corp	25,150	2,116		Forest Laboratories Inc (a)	54,638	5,022
Parker Hannifin Corp	34,167	4,335		Johnson & Johnson	648,121	65,648
Pentair Ltd	45,216	3,359		McKesson Corp	52,724	8,920
Textron Inc	64,723	2,647		Mead Johnson Nutrition Co	46,202	4,078
		$127,926		Merck & Co Inc	673,717	39,453
				Mylan Inc/PA (a)	85,208	4,327
Office & Business Equipment - 0.11%				Perrigo Co PLC	30,642	4,439
Pitney Bowes Inc	46,402	1,244		Pfizer Inc (b)	1,462,373	45,743
Xerox Corp	255,191	3,085		Zoetis Inc	114,555	3,466
		$4,329				$286,171

Oil & Gas - 8.14%				Pipelines - 0.53%
Anadarko Petroleum Corp	115,417	11,429		Kinder Morgan Inc/DE	153,488	5,013
Apache Corp	90,434	7,850		ONEOK Inc	47,612	3,010
Cabot Oil & Gas Corp	96,738	3,800		Spectra Energy Corp	153,541	6,097
Chesapeake Energy Corp	116,002	3,335		Williams Cos Inc/The	156,805	6,612
Chevron Corp	437,395	54,902				$20,732
ConocoPhillips	280,909	20,874
Denbury Resources Inc	81,558	1,372		Publicly Traded Investment Fund - 0.38%
Devon Energy Corp	87,738	6,142		iShares Core S&P 500 ETF	79,601	15,088
Diamond Offshore Drilling Inc	15,927	870
Ensco PLC	53,508	2,699
				Real Estate - 0.04%
EOG Resources Inc	125,148	12,264		CBRE Group Inc (a)	63,887	1,702
EQT Corp	34,571	3,768
Exxon Mobil Corp	990,026	101,388
Helmerich & Payne Inc	24,637	2,677		REITS - 2.18%
Hess Corp	62,607	5,582		American Tower Corp	90,501	7,559
Marathon Oil Corp	159,675	5,772		Apartment Investment & Management Co	33,472	1,032
Marathon Petroleum Corp	67,487	6,273		AvalonBay Communities Inc	27,871	3,806
Murphy Oil Corp	39,450	2,502		Boston Properties Inc	35,055	4,106
Nabors Industries Ltd	59,780	1,526		Crown Castle International Corp	76,537	5,566
Newfield Exploration Co (a)	31,231	1,057		Equity Residential	76,935	4,573
Noble Corp PLC	58,225	1,794		Essex Property Trust Inc	14,087	2,441
Noble Energy Inc	82,457	5,919		General Growth Properties Inc	119,450	2,744
Occidental Petroleum Corp	182,082	17,434		HCP Inc	104,741	4,384
Phillips 66	134,629	11,204		Health Care REIT Inc	66,434	4,191
Pioneer Natural Resources Co	32,743	6,328		Host Hotels & Resorts Inc	173,374	3,719
QEP Resources Inc	41,086	1,261		Kimco Realty Corp	93,882	2,152
Range Resources Corp	37,502	3,392		Macerich Co/The	32,202	2,090
Rowan Cos PLC	28,465	880		Plum Creek Timber Co Inc	40,573	1,769
Southwestern Energy Co (a)	80,859	3,871		Prologis Inc	114,465	4,651
Tesoro Corp	30,196	1,700		Public Storage	33,125	5,814
Transocean Ltd	77,750	3,349		Simon Property Group Inc	71,999	12,470
Valero Energy Corp	122,002	6,975		Ventas Inc	67,422	4,455
		$320,189		Vornado Realty Trust	39,905	4,094
				Weyerhaeuser Co	133,926	3,998
Oil & Gas Services - 1.62%						$85,614
Baker Hughes Inc	100,164	7,002
Cameron International Corp (a)	49,666	3,226		Retail - 5.95%
FMC Technologies Inc (a)	54,072	3,066		AutoNation Inc (a)	14,458	766
Halliburton Co	194,940	12,295		AutoZone Inc (a)	7,723	4,123
National Oilwell Varco Inc	98,178	7,710		Bed Bath & Beyond Inc (a)	48,783	3,031
Schlumberger Ltd	299,519	30,416		Best Buy Co Inc	62,626	1,624
		$63,715		CarMax Inc (a)	51,142	2,239
				Chipotle Mexican Grill Inc (a)	7,108	3,543
Packaging & Containers - 0.14%				Coach Inc	63,596	2,840
Ball Corp	32,199	1,809		Costco Wholesale Corp	100,743	11,654
Bemis Co Inc	23,301	938		CVS Caremark Corp	270,902	19,700
Owens-Illinois Inc (a)	37,747	1,200
				Darden Restaurants Inc	30,074	1,495
Sealed Air Corp	44,951	1,542		Dollar General Corp (a)	67,503	3,810
		$5,489		Dollar Tree Inc (a)	47,676	2,483
Pharmaceuticals - 7.28%				Family Dollar Stores Inc	21,894	1,286
Abbott Laboratories	353,528	13,696		GameStop Corp	26,533	1,053
				Gap Inc/The	60,689	2,385

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Telecommunications (continued)
Home Depot Inc/The	322,635	$25,653		Harris Corp	24,468	$1,799
Kohl's Corp	46,117	2,527		Juniper Networks Inc (a)	108,369	2,676
L Brands Inc	55,865	3,028		Motorola Solutions Inc	51,764	3,291
Lowe's Cos Inc	239,607	11,000		Verizon Communications Inc	948,765	44,336
Macy's Inc	84,422	4,848		Windstream Holdings Inc	136,549	1,238
McDonald's Corp	226,789	22,992				$135,856
Nordstrom Inc	32,782	2,009
O'Reilly Automotive Inc (a)	24,369	3,626		Textiles - 0.05%
				Mohawk Industries Inc (a)	13,992	1,853
PetSmart Inc	23,765	1,608
PVH Corp	18,700	2,348
Ross Stores Inc	49,239	3,352		Toys, Games & Hobbies - 0.12%
Staples Inc	149,085	1,864		Hasbro Inc	26,700	1,475
Starbucks Corp	173,182	12,230		Mattel Inc	77,979	3,058
Target Corp	144,816	8,942				$4,533
Tiffany & Co	25,230	2,207
TJX Cos Inc/The	162,941	9,480		Transportation - 1.66%
Tractor Supply Co	31,974	2,150		CH Robinson Worldwide Inc	34,013	2,003
Urban Outfitters Inc (a)	24,975	890		CSX Corp	230,846	6,514
Walgreen Co	200,276	13,599		Expeditors International of Washington Inc	46,428	1,915
Wal-Mart Stores Inc	370,669	29,546		FedEx Corp	63,602	8,666
Yum! Brands Inc	101,479	7,813		Kansas City Southern	25,258	2,548
		$233,744		Norfolk Southern Corp	70,958	6,708
				Ryder System Inc	12,234	1,005
Savings & Loans - 0.05%				Union Pacific Corp	104,257	19,854
Hudson City Bancorp Inc	108,958	1,085		United Parcel Service Inc	162,812	16,037
People's United Financial Inc	71,080	1,015				$65,250
		$2,100		TOTAL COMMON STOCKS		$3,863,534
Semiconductors - 2.82%				INVESTMENT COMPANIES - 2.19%	Shares Held	Value(000	's)
Altera Corp	72,756	2,366		Publicly Traded Investment Fund - 2.19%
Analog Devices Inc	71,602	3,673		Morgan Stanley Institutional Liquidity Funds -	85,921,652	85,922
Applied Materials Inc	277,464	5,289		Government Portfolio
Broadcom Corp	126,456	3,896
First Solar Inc (a)	16,187	1,092		TOTAL INVESTMENT COMPANIES		$85,922
Intel Corp	1,139,120	30,403		Total Investments		$3,949,456
KLA-Tencor Corp	38,164	2,442		Liabilities in Excess of Other Assets, Net - (0.47)%		$(18,380)
Lam Research Corp	37,187	2,142		TOTAL NET ASSETS - 100.00%		$3,931,076
Linear Technology Corp	54,051	2,405
LSI Corp	127,917	1,425
Microchip Technology Inc	45,623	2,169		(a) Non-Income Producing Security
Micron Technology Inc (a)	243,055	6,349		(b)		Security or a portion of the security was pledged to cover margin
NVIDIA Corp	126,981	2,345		requirements for futures contracts. At the end of the period, the value of
Qualcomm Inc	387,438	30,495		these securities totaled $5,577 or 0.14% of net assets.
Texas Instruments Inc	248,401	11,290
Xilinx Inc	61,138	2,885
		$110,666
				Portfolio Summary (unaudited)
Software - 3.78%				Sector		Percent
Adobe Systems Inc (a)	106,421	6,565		Consumer, Non-cyclical		21.55%
Akamai Technologies Inc (a)	40,904	2,171		Financial		16.06%
Autodesk Inc (a)	52,050	2,499		Technology		12.44%
CA Inc	73,863	2,226		Communications		11.29%
Cerner Corp (a)	67,768	3,477		Industrial		10.54%
Citrix Systems Inc (a)	42,099	2,497		Energy		10.38%
Dun & Bradstreet Corp/The	8,614	954		Consumer, Cyclical		9 .25%
Electronic Arts Inc (a)	70,929	2,007		Basic Materials		3 .22%
Fidelity National Information Services Inc	66,594	3,558		Utilities		3 .12%
Fiserv Inc (a)	58,305	3,544		Exchange Traded Funds		2 .57%
Intuit Inc	64,909	4,917		Diversified		0 .05%
Microsoft Corp	1,730,597	69,916		Liabilities in Excess of Other Assets, Net		(0.47)%
Oracle Corp	793,399	32,434		TOTAL NET ASSETS		100.00%
Paychex Inc	74,265	3,105
Red Hat Inc (a)	43,424	2,113
Salesforce.com Inc (a)	128,596	6,642
		$148,625

Telecommunications - 3.46%
AT&T Inc	1,192,926	42,587
CenturyLink Inc	132,414	4,623
Cisco Systems Inc	1,180,195	27,274
Corning Inc	318,946	6,669
Frontier Communications Corp	229,003	1,363

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	709	$65,933	$66,572	$639
Total					$639
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2014 (unaudited)

COMMON STOCKS - 98.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 3.59%				Electronics - 0.74%
Alliant Techsystems Inc	454,994	$65,619		Thermo Fisher Scientific Inc	229,046	$26,111
Raytheon Co	641,473	61,248

		$126,867		Engineering & Construction - 0.31%
Agriculture - 0.96%				AECOM Technology Corp (a)	340,344	11,034
Archer-Daniels-Midland Co	776,734	33,967
				Food - 2.62%
Automobile Manufacturers - 1.25%				Kroger Co/The	1,253,986	57,733
General Motors Co	618,230	21,317		Tyson Foods Inc	826,395	34,684
Oshkosh Corp	413,282	22,941				$92,417

		$44,258		Gas - 0.72%
Automobile Parts & Equipment - 1.50%				Vectren Corp	627,165	25,444
Lear Corp	302,446	25,121
WABCO Holdings Inc (a)	259,190	27,736
				Healthcare - Products - 0.92%
		$52,857		St Jude Medical Inc	511,336	32,455
Banks - 15.86%
Citigroup Inc	506,110	24,248		Healthcare - Services - 2.30%
Fifth Third Bancorp	3,862,841	79,613		Aetna Inc	704,934	50,368
Goldman Sachs Group Inc/The	587,290	93,861		HCA Holdings Inc (a)	594,385	30,908
JP Morgan Chase & Co	1,517,474	84,948				$81,276
KeyCorp	4,428,339	60,402
PNC Financial Services Group Inc/The	123,426	10,373		Insurance - 5.62%
Regions Financial Corp	4,068,905	41,259		Lincoln National Corp	1,140,547	55,328
Wells Fargo & Co	3,329,315	165,267		Protective Life Corp	783,700	40,086
		$559,971		Prudential Financial Inc	878,017	70,839
				StanCorp Financial Group Inc	525,498	32,108
Biotechnology - 0.42%						$198,361
Gilead Sciences Inc (a)	186,953	14,674
				Media - 1.83%
				Comcast Corp - Class A	1,246,956	64,542
Chemicals - 1.07%
LyondellBasell Industries NV	409,503	37,879
				Miscellaneous Manufacturing - 1.68%
				General Electric Co	1,385,303	37,251
Commercial Services - 1.68%				Ingersoll-Rand PLC	368,706	22,048
Manpowergroup Inc	399,171	32,469				$59,299
Quanta Services Inc (a)	759,700	26,802
		$59,271		Oil & Gas - 14.57%
				Chevron Corp	452,369	56,781
Computers - 6.15%				Cimarex Energy Co	495,891	59,071
Apple Inc	119,667	70,614		ConocoPhillips	1,507,803	112,045
DST Systems Inc	180,365	16,628		EOG Resources Inc	781,484	76,585
Hewlett-Packard Co	465,905	15,403		Exxon Mobil Corp	1,001,234	102,536
SanDisk Corp	463,376	39,373		Patterson-UTI Energy Inc	1,285,773	41,826
Western Digital Corp	852,090	75,095		Valero Energy Corp	498,399	28,494
		$217,113		Whiting Petroleum Corp (a)	505,125	37,238
Consumer Products - 1.09%						$514,576
Avery Dennison Corp	789,669	38,425		Packaging & Containers - 0.79%
				Packaging Corp of America	417,674	27,830
Cosmetics & Personal Care - 0.29%
Procter & Gamble Co/The	124,626	10,288		Pharmaceuticals - 9.47%
				AbbVie Inc	972,551	50,650
Diversified Financial Services - 3.72%				Bristol-Myers Squibb Co	340,829	17,072
Discover Financial Services	1,293,870	72,327		Cardinal Health Inc	1,109,720	77,137
Santander Consumer USA Holdings Inc	1,162,152	26,427		Johnson & Johnson	860,489	87,159
Waddell & Reed Financial Inc	483,891	32,639		Pfizer Inc	3,269,298	102,264
		$131,393				$334,282

Electric - 7.63%				REITS - 2.29%
Ameren Corp	665,492	27,492		Extra Space Storage Inc	532,808	27,882
DTE Energy Co	668,917	52,269		General Growth Properties Inc	2,306,296	52,975
Edison International	877,329	49,622				$80,857
Entergy Corp	354,784	25,722
Great Plains Energy Inc	713,431	19,141		Retail - 3.43%
				Macy's Inc	585,850	33,645
Public Service Enterprise Group Inc	2,319,752	95,040		Wal-Mart Stores Inc (b)	785,606	62,621
		$269,286		Wendy's Co/The	2,996,657	24,902
Electrical Components & Equipment - 0.52%						$121,168

Energizer Holdings Inc	163,900	18,306		Semiconductors - 1.56%
				Intel Corp	894,366	23,871

See accompanying notes

		Schedule of Investments
		LargeCap Value Fund
		April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)
Marvell Technology Group Ltd	1,966,789	$31,193
		$55,064
Software - 1.69%
Activision Blizzard Inc	1,896,876	37,957
Electronic Arts Inc (a)	773,550	21,891
		$59,848
Telecommunications - 1.05%
AT&T Inc	1,036,904	37,017

Transportation - 1.55%
Norfolk Southern Corp	577,141	54,557

TOTAL COMMON STOCKS		$3,490,693
INVESTMENT COMPANIES - 0.30%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 0.30%
Goldman Sachs Financial Square Funds -	10,675,318	10,675
Government Fund

TOTAL INVESTMENT COMPANIES		$10,675
Total Investments		$3,501,368
Other Assets in Excess of Liabilities, Net - 0.83%		$29,470
TOTAL NET ASSETS - 100.00%		$3,530,838

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,775 or 0.14% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27.49%
Consumer, Non-cyclical	19.75%
Energy	14.57%
Technology	9 .40%
Industrial	9 .18%
Utilities	8 .35%
Consumer, Cyclical	6 .18%
Communications	2 .88%
Basic Materials	1 .07%
Exchange Traded Funds	0 .30%
Other Assets in Excess of Liabilities, Net	0 .83%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS - 96.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.01%				Banks (continued)
Interpublic Group of Cos Inc/The	804	$14		Wells Fargo & Co	73,173	$3,632
						$13,074

Aerospace & Defense - 2.13%				Beverages - 0.03%
Alliant Techsystems Inc	111	16		Beam Inc	343	29
B/E Aerospace Inc (a)	22	2		Constellation Brands Inc (a)	31	2
Exelis Inc	652	12		Molson Coors Brewing Co	504	30
General Dynamics Corp	768	84				$61
L-3 Communications Holdings Inc	311	36
				Biotechnology - 1.18%
Lockheed Martin Corp	14,551	2,388		United Therapeutics Corp (a)	23,390	2,339
Northrop Grumman Corp	570	69
Raytheon Co	834	80
Rockwell Collins Inc	19,650	1,526		Building Materials - 0.03%
United Technologies Corp	200	24		Fortune Brands Home & Security Inc	73	3
		$4,237		Owens Corning Inc	437	18
Agriculture - 2.99%				Vulcan Materials Co	450	29
Altria Group Inc	48,310	1,938				$50
Archer-Daniels-Midland Co	1,669	73		Chemicals - 3.83%
Bunge Ltd	395	32		Air Products & Chemicals Inc	525	62
Philip Morris International Inc	17,656	1,508		Airgas Inc	12,500	1,328
Reynolds American Inc	42,300	2,387		Albemarle Corp	175	12
		$5,938		Ashland Inc	273	26
Airlines - 0.65%				Cabot Corp	220	13
Alaska Air Group Inc	18	2		CF Industries Holdings Inc	6,552	1,607
Copa Holdings SA	8,854	1,198		Cytec Industries Inc	134	13
Delta Air Lines Inc	1,193	44		Dow Chemical Co/The	2,644	132
Southwest Airlines Co	1,713	41		EI du Pont de Nemours & Co	11,000	740
		$1,285		Huntsman Corp	668	17
				LyondellBasell Industries NV	20,372	1,884
Apparel - 0.00%				Mosaic Co/The	754	38
Deckers Outdoor Corp (a)	66	5		NewMarket Corp	4,657	1,734
				PPG Industries Inc	44	8
				Rockwood Holdings Inc	73	5
Automobile Manufacturers - 0.13%				Sigma-Aldrich Corp	22	2
Ford Motor Co	6,034	98

General Motors Co	3,051	105		WR Westlake Grace Chemical & Co (a) Corp	33 20	3 1
Oshkosh Corp	304	17
PACCAR Inc	660	42				$7,625
		$262		Commercial Services - 2.25%
				Aaron's Inc	222	7
Automobile Parts & Equipment - 0.06%				ADT Corp/The	29,099	880
Allison Transmission Holdings Inc	101	3		Apollo Education Group Inc (a)	337	10
Johnson Controls Inc	1,649	74		Booz Allen Hamilton Holding Corp	6	—
Lear Corp	247	21
TRW Automotive Holdings Corp (a)	372	30		Cintas Corp	256	15
				CoreLogic Inc/United States (a)	330	9
		$128		DeVry Education Group Inc	231	10
Banks - 6.57%				KAR Auction Services Inc	25,275	753
Associated Banc-Corp	580	10		Leidos Holdings Inc	253	9
Bank of America Corp	23,023	349		Manpowergroup Inc	267	22
Bank of New York Mellon Corp/The	2,478	84		McGraw Hill Financial Inc	22,039	1,630
BB&T Corp	1,511	56		Quanta Services Inc (a)	605	21
Capital One Financial Corp	1,258	93		RR Donnelley & Sons Co	287	5
CIT Group Inc	740	32		Science Applications International Corp	150	6
Citigroup Inc	63,923	3,063		Service Corp International/US	160	3
Comerica Inc	29,000	1,399		Total System Services Inc	126	4
Fifth Third Bancorp	2,215	46		Towers Watson & Co	225	25
First Citizens BancShares Inc/NC	26	6		Western Union Co/The	66,548	1,056
Fulton Financial Corp	676	8				$4,465
Goldman Sachs Group Inc/The	13,945	2,229
JP Morgan Chase & Co	24,996	1,399		Computers - 4.95%
				Apple Inc	4,619	2,726
KeyCorp	2,210	30		Brocade Communications Systems Inc	1,537	14
M&T Bank Corp	309	38		Computer Sciences Corp	520	31
Morgan Stanley	3,708	115		DST Systems Inc	21	2
Northern Trust Corp	516	31
PNC Financial Services Group Inc/The	1,341	113		EMC Corp/MA	2,509	65
Popular Inc (a)	357	11		Hewlett-Packard Co	4,644	154
Regions Financial Corp	3,394	34		International Business Machines Corp	21,089	4,143
				Lexmark International Inc	218	9
State Street Corp	930	60		MICROS Systems Inc (a)	231	12
SunTrust Banks Inc	1,328	51		NetApp Inc	10,200	363
US Bancorp/MN	4,549	185		SanDisk Corp	427	36

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electrical Components & Equipment - 0.03%
Synopsys Inc (a)	532	$20		Emerson Electric Co	440	$30
VeriFone Systems Inc (a)	399	13		Energizer Holdings Inc	215	24
Western Digital Corp	25,532	2,251		Hubbell Inc	59	7
		$9,839				$61

Consumer Products - 0.25%				Electronics - 0.11%
Avery Dennison Corp	235	11		Agilent Technologies Inc	778	42
Kimberly-Clark Corp	218	25		FLIR Systems Inc	148	5
Tupperware Brands Corp	5,500	467		Garmin Ltd	424	24
		$503		Gentex Corp/MI	210	6
				Jabil Circuit Inc	701	12
Cosmetics & Personal Care - 1.27%				Tech Data Corp (a)	130	8
Colgate-Palmolive Co	30,456	2,050		Thermo Fisher Scientific Inc	984	112
Procter & Gamble Co/The	5,871	484		Vishay Intertechnology Inc	454	7
		$2,534				$216

Distribution & Wholesale - 0.03%				Engineering & Construction - 0.04%
Arrow Electronics Inc (a)	362	21
				AECOM Technology Corp (a)	324	11
Genuine Parts Co	28	2		Fluor Corp	226	17
Ingram Micro Inc (a)	551	15
				Jacobs Engineering Group Inc (a)	452	26
WESCO International Inc (a)	152	13
				KBR Inc	511	13
		$51		URS Corp	262	12
Diversified Financial Services - 7.17%						$79
American Express Co	37,600	3,287		Entertainment - 0.55%
Ameriprise Financial Inc	280	31		Dolby Laboratories Inc (a)	98	4
BlackRock Inc	215	65		Gaming and Leisure Properties Inc	370	14
CBOE Holdings Inc	43,459	2,319		International Game Technology	84,700	1,063
Charles Schwab Corp/The	2,310	61		Regal Entertainment Group	221	4
CME Group Inc/IL	771	54				$1,085
Discover Financial Services	37,340	2,087
Eaton Vance Corp	39,385	1,421		Environmental Control - 0.02%
Interactive Brokers Group Inc - A Shares	172	4		Waste Management Inc	921	41
Invesco Ltd	1,136	40
Legg Mason Inc	408	19
NASDAQ OMX Group Inc/The	409	15		Food - 2.37%
Ocwen Financial Corp (a)	23,500	891		Campbell Soup Co	32,426	1,475
Raymond James Financial Inc	422	21		Ingredion Inc	250	18
SLM Corp	63,971	1,648		JM Smucker Co/The	336	32
				Kellogg Co	17,099	1,143
Waddell & Reed Financial Inc	34,147	2,303		Mondelez International Inc	4,891	174
		$14,266		Safeway Inc	32,900	1,121
Electric - 2.64%				Sysco Corp	19,844	723
AES Corp/VA	55,637	804		Tyson Foods Inc	768	32
Alliant Energy Corp	384	22				$4,718
Ameren Corp	876	36
American Electric Power Co Inc	1,223	66		Forest Products & Paper - 0.02%
				Domtar Corp	114	11
CMS Energy Corp	923	28		International Paper Co	215	10
Consolidated Edison Inc	717	42		MeadWestvaco Corp	650	25
Dominion Resources Inc/VA	1,454	106
DTE Energy Co	426	33				$46
Duke Energy Corp	1,781	133		Gas - 0.09%
Edison International	798	45		AGL Resources Inc	409	22
Entergy Corp	436	32		Atmos Energy Corp	363	18
Exelon Corp	2,095	73		National Fuel Gas Co	254	19
FirstEnergy Corp	893	30		NiSource Inc	814	30
Great Plains Energy Inc	532	14		Questar Corp	561	14
Hawaiian Electric Industries Inc	361	9		Sempra Energy	525	52
MDU Resources Group Inc	653	23		UGI Corp	394	18
NextEra Energy Inc	1,107	111		Vectren Corp	285	11
Northeast Utilities	771	36				$184
OGE Energy Corp	686	26
PG&E Corp	945	43		Hand & Machine Tools - 0.04%
Pinnacle West Capital Corp	380	21		Kennametal Inc	271	13
PPL Corp	98,047	3,269		Regal-Beloit Corp	155	11
Public Service Enterprise Group Inc	1,239	51		Snap-on Inc	179	21
SCANA Corp	511	27		Stanley Black & Decker Inc	315	27
Southern Co/The	1,858	85				$72
Westar Energy Inc	440	16		Healthcare - Products - 1.17%
Wisconsin Energy Corp	791	38		Baxter International Inc	20,566	1,497
Xcel Energy Inc	1,217	39		Boston Scientific Corp (a)	3,397	43
		$5,258		CareFusion Corp (a)	766	30

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Insurance (continued)
Covidien PLC	1,184	$84		Unum Group	923	$31
Medtronic Inc	2,560	150		Validus Holdings Ltd	312	12
ResMed Inc	8,600	429		WR Berkley Corp	375	17
St Jude Medical Inc	372	24		XL Group PLC	1,010	32
Stryker Corp	352	27				$12,679
Zimmer Holdings Inc	400	39
		$2,323		Internet - 0.07%
				Liberty Interactive Corp (a)	1,172	34
Healthcare - Services - 2.15%				Symantec Corp	656	14
Aetna Inc	704	50		Yahoo! Inc (a)	2,122	76
Cigna Corp	579	46		Zynga Inc (a)	2,264	9
HCA Holdings Inc (a)	529	27				$133
Humana Inc	8,940	981
Laboratory Corp of America Holdings (a)	6,300	622		Investment Companies - 0.01%
Mednax Inc (a)	130	8		Ares Capital Corp	1,083	19
UnitedHealth Group Inc	32,797	2,461
Universal Health Services Inc	108	9		Iron & Steel - 0.04%
WellPoint Inc	712	72		Cliffs Natural Resources Inc	530	9
		$4,276		Nucor Corp	678	35
				Reliance Steel & Aluminum Co	265	19
Home Builders - 0.01%				United States Steel Corp	499	13
DR Horton Inc	1,033	23
NVR Inc (a)	2	2				$76
		$25		Leisure Products & Services - 0.04%
				Carnival Corp	1,002	40
Home Furnishings - 0.03%				Royal Caribbean Cruises Ltd	590	31
Harman International Industries Inc	235	26
Whirlpool Corp	177	27				$71
		$53		Lodging - 0.04%
				Hilton Worldwide Holdings Inc (a)	216	5
Housewares - 0.01%				Marriott International Inc/DE	94	5
Newell Rubbermaid Inc	420	13		MGM Resorts International (a)	1,342	34
				Starwood Hotels & Resorts Worldwide Inc	387	30
Insurance - 6.38%						$74
ACE Ltd	870	89
Aflac Inc	64,291	4,032		Machinery - Construction & Mining - 1.21%
Allied World Assurance Co Holdings AG	80	9		Caterpillar Inc	3,571	376
Allstate Corp/The	22,341	1,272		Joy Global Inc	33,565	2,027
American Financial Group Inc/OH	242	14				$2,403
American International Group Inc	43,979	2,337		Machinery - Diversified - 0.04%
American National Insurance Co	25	3		AGCO Corp	336	19
Aon PLC	245	21		Cummins Inc	118	18
Arch Capital Group Ltd (a)	16,157	926		IDEX Corp	19	1
Aspen Insurance Holdings Ltd	229	10		Xylem Inc/NY	628	23
Assurant Inc	28,452	1,918		Zebra Technologies Corp (a)	170	12
Assured Guaranty Ltd	584	14				$73
Axis Capital Holdings Ltd	307	14
Berkshire Hathaway Inc - Class B (a)	4,497	579		Media- 2.31%
Brown & Brown Inc	234	7		CBS Corp	178	10
Chubb Corp/The	568	52		Comcast Corp - Class A	36,030	1,865
Cincinnati Financial Corp	601	29		Gannett Co Inc	792	22
CNA Financial Corp	91	4		Graham Holdings Co	15	10
Everest Re Group Ltd	174	27		John Wiley & Sons Inc	157	9
Fairfax Financial Holdings Ltd	1,600	700		Liberty Media Corp (a)	3,330	432
Fidelity National Financial Inc	929	30		Nielsen Holdings NV	647	30
Genworth Financial Inc (a)	1,707	30		Shaw Communications Inc	26,700	647
Hanover Insurance Group Inc/The	107	6		Sirius XM Holdings Inc (a)	5,990	19
Hartford Financial Services Group Inc/The	1,164	42		Starz (a)	43	1
HCC Insurance Holdings Inc	368	17		Thomson Reuters Corp	897	33
Kemper Corp	164	6		Time Warner Inc	2,237	149
Lincoln National Corp	654	32		Twenty-First Century Fox Inc - A Shares	1,283	41
Loews Corp	604	27		Viacom Inc	12,500	1,062
MetLife Inc	2,178	114		Walt Disney Co/The	3,364	267
Old Republic International Corp	897	15				$4,597
PartnerRe Ltd	187	20		Metal Fabrication & Hardware - 0.01%
Protective Life Corp	271	14		Timken Co/The	312	20
Prudential Financial Inc	610	49
Reinsurance Group of America Inc	251	19
RenaissanceRe Holdings Ltd	152	15		Mining - 0.57%
StanCorp Financial Group Inc	153	9		Alcoa Inc	2,695	36
Torchmark Corp	320	25		Freeport-McMoRan Copper & Gold Inc	21,828	750
Travelers Cos Inc/The	660	60		Newmont Mining Corp	1,051	26
See accompanying notes				273

Schedule of Investments
LargeCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Mining (continued)				Packaging & Containers (continued)
Southern Copper Corp	10,671	$322		Crown Holdings Inc (a)	73	$3
Tahoe Resources Inc (a)	272	6		Greif Inc	87	5
		$1,140		Owens-Illinois Inc (a)	234	7
				Rexam PLC ADR	30,600	1,290
Miscellaneous Manufacturing - 1.63%				Rock-Tenn Co	69	7
3M Co	258	36		Sonoco Products Co	348	15
AO Smith Corp	152	7				$1,335
AptarGroup Inc	68	5
Carlisle Cos Inc	208	17		Pharmaceuticals - 4.41%
Crane Co	13	1		Abbott Laboratories	3,340	129
Danaher Corp	1,271	93		AmerisourceBergen Corp	13,300	867
Dover Corp	154	13		Bristol-Myers Squibb Co	487	24
Eaton Corp PLC	1,019	74		Cardinal Health Inc	871	61
General Electric Co	102,951	2,769		Eli Lilly & Co	18,507	1,094
Illinois Tool Works Inc	565	48		Express Scripts Holding Co (a)	358	24
Ingersoll-Rand PLC	311	19		Forest Laboratories Inc (a)	671	62
Leggett & Platt Inc	494	16		Johnson & Johnson	14,762	1,495
Parker Hannifin Corp	383	49		Merck & Co Inc	24,449	1,432
Pentair Ltd	525	39		Mylan Inc/PA (a)	42,295	2,148
SPX Corp	171	17		Pfizer Inc	45,982	1,438
Textron Inc	595	24				$8,774
Trinity Industries Inc	286	21
		$3,248		Pipelines - 0.04%
				Spectra Energy Corp	1,429	57
Office & Business Equipment - 0.02%				Williams Cos Inc/The	657	27
Pitney Bowes Inc	395	11				$84
Xerox Corp	2,933	35
		$46		Real Estate - 0.02%
				Forest City Enterprises Inc (a)	578	11
Oil & Gas - 15.63%				Jones Lang LaSalle Inc	152	18
Anadarko Petroleum Corp	1,016	101		WP Carey Inc	198	12
Apache Corp	19,039	1,652				$41
Chesapeake Energy Corp	1,471	42
Chevron Corp	49,424	6,203		REITS - 3.38%
Cimarex Energy Co	299	36		Alexandria Real Estate Equities Inc	247	18
ConocoPhillips	15,069	1,120		American Campus Communities Inc	378	14
Continental Resources Inc/OK (a)	13,775	1,908		American Capital Agency Corp	81,874	1,859
Devon Energy Corp	866	61		Annaly Capital Management Inc	185,100	2,138
Energen Corp	264	21		Apartment Investment & Management Co	54,760	1,688
EOG Resources Inc	120	12		AvalonBay Communities Inc	307	42
Exxon Mobil Corp	51,021	5,225		BioMed Realty Trust Inc	644	13
Helmerich & Payne Inc	328	36		Boston Properties Inc	326	38
Hess Corp	723	64		Brandywine Realty Trust	541	8
HollyFrontier Corp	36,445	1,916		Camden Property Trust	293	20
Marathon Oil Corp	1,800	65		CBL & Associates Properties Inc	379	7
Marathon Petroleum Corp	26,956	2,506		Chimera Investment Corp	3,558	11
Murphy Oil Corp	24,135	1,531		CommonWealth REIT	409	10
Murphy USA Inc (a)	163	7		Corporate Office Properties Trust	309	8
Nabors Industries Ltd	39,483	1,008		Corrections Corp of America	146	5
Newfield Exploration Co (a)	496	17		DDR Corp	1,027	18
Noble Energy Inc	803	58		Douglas Emmett Inc	491	14
Oasis Petroleum Inc (a)	34,535	1,606		Duke Realty Corp	1,113	20
Occidental Petroleum Corp	24,045	2,302		Equity Lifestyle Properties Inc	79	3
Patterson-UTI Energy Inc	508	16		Equity Residential	854	51
Phillips 66	1,509	126		Essex Property Trust Inc	210	36
Royal Dutch Shell PLC - B shares ADR	9,400	796		Extra Space Storage Inc	351	18
SM Energy Co	17,855	1,324		Federal Realty Investment Trust	77	9
Tesoro Corp	470	26		General Growth Properties Inc	1,330	31
Unit Corp (a)	170	11		HCP Inc	1,079	45
Valero Energy Corp	22,584	1,291		Health Care REIT Inc	676	43
		$31,087		Healthcare Trust of America Inc	386	5
				Home Properties Inc	196	12
Oil & Gas Services - 0.63%				Hospitality Properties Trust	518	16
Baker Hughes Inc	1,051	74		Host Hotels & Resorts Inc	1,768	38
Halliburton Co	16,900	1,066		Kilroy Realty Corp	282	17
MRC Global Inc (a)	163	5		Kimco Realty Corp	1,414	32
National Oilwell Varco Inc	1,084	85		Liberty Property Trust	448	17
Oil States International Inc (a)	190	18		Macerich Co/The	475	31
		$1,248		MFA Financial Inc	1,249	10
				Mid-America Apartment Communities Inc	258	18
Packaging & Containers - 0.67%				National Retail Properties Inc	409	14
Bemis Co Inc	199	8		Piedmont Office Realty Trust Inc	579	10

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Software (continued)
Post Properties Inc	188	$9		Fidelity National Information Services Inc	626	$34
Prologis Inc	1,182	48		Microsoft Corp	73,022	2,950
Public Storage	33	6		Oracle Corp	54,900	2,244
Realty Income Corp	713	31		Paychex Inc	112	5
Regency Centers Corp	184	10				$5,348
Retail Properties of America Inc	463	7
Senior Housing Properties Trust	601	14		Telecommunications - 4.28%
Simon Property Group Inc	187	32		Amdocs Ltd	32,757	1,524
SL Green Realty Corp	317	33		AT&T Inc	22,335	798
Spirit Realty Capital Inc	1,032	11		CenturyLink Inc	1,444	50
Starwood Property Trust Inc	675	16		Cisco Systems Inc	94,366	2,181
Two Harbors Investment Corp	1,343	14		Corning Inc	3,524	74
				EchoStar Corp (a)	30,740	1,382
UDR Inc	868	22
Ventas Inc	557	37		Frontier Communications Corp	3,458	20
Vornado Realty Trust	358	37		Harris Corp	313	23
				Juniper Networks Inc (a)	1,516	37
Weingarten Realty Investors	421	13		Knowles Corp (a)	77	2
		$6,727		NeuStar Inc (a)	26,339	677
Retail - 4.69%				Polycom Inc (a)	622	8
Abercrombie & Fitch Co	11,800	434		Vodafone Group PLC ADR	10,690	406
Best Buy Co Inc	693	18		Windstream Holdings Inc	146,600	1,330
Big Lots Inc (a)	148	6				$8,512
Coach Inc	25,804	1,152
CST Brands Inc	208	7		Toys, Games & Hobbies - 0.00%
CVS Caremark Corp	2,971	216		Hasbro Inc	59	3
Dillard's Inc	30	3
DSW Inc	22	1		Transportation - 1.23%
Foot Locker Inc	458	21		CSX Corp	1,242	35
GameStop Corp	411	16		FedEx Corp	814	111
GNC Holdings Inc	14,900	670		Kirby Corp (a)	80	8
Guess? Inc	205	5		Norfolk Southern Corp	7,763	734
Kohl's Corp	534	29		United Parcel Service Inc	15,716	1,548
Macy's Inc	299	17				$2,436
Ross Stores Inc	21,148	1,440
Signet Jewelers Ltd	255	26		Water- 0.66%
Staples Inc	97,197	1,215		American Water Works Co Inc	28,815	1,312
TJX Cos Inc/The	40,161	2,337
Walgreen Co	641	44		TOTAL COMMON STOCKS		$191,802
Wal-Mart Stores Inc	1,158	92		INVESTMENT COMPANIES - 3.33%	Shares Held	Value(000	's)
Wendy's Co/The	979	8		Publicly Traded Investment Fund - 3.33%
World Fuel Services Corp	212	10		BlackRock Liquidity Funds TempFund	914,499	915
Yum! Brands Inc	20,372	1,568		Portfolio
		$9,335		Goldman Sachs Financial Square Funds -	5,621,353	5,621
Savings & Loans - 0.02%				Money Market Fund
First Niagara Financial Group Inc	1,225	11		JP Morgan Prime Money Market Fund	94,361	94
New York Community Bancorp Inc	1,593	24				$6,630
Washington Federal Inc	360	8		TOTAL INVESTMENT COMPANIES		$6,630
		$43		Total Investments		$198,432
				Other Assets in Excess of Liabilities, Net - 0.22%		$440
Semiconductors - 2.92%				TOTAL NET ASSETS - 100.00%		$198,872
Avago Technologies Ltd	76	5
Broadcom Corp	1,113	34
Fairchild Semiconductor International Inc (a)	459	6		(a) Non-Income Producing Security
First Solar Inc (a)	234	16
Intel Corp	11,103	296
KLA-Tencor Corp	23,096	1,478
Lam Research Corp	26,700	1,538		Portfolio Summary (unaudited)
Micron Technology Inc (a)	2,456	64		Sector		Percent
NVIDIA Corp	85,283	1,575		Financial		23.55%
Rovi Corp (a)	313	7		Consumer, Non-cyclical		18.07%
Skyworks Solutions Inc	112	5		Energy		16.30%
Teradyne Inc	44,601	788		Technology		10.58%
		$5,812		Industrial		7 .19%
				Communications		6 .67%
Software - 2.69%				Consumer, Cyclical		6 .24%
Activision Blizzard Inc	920	18		Basic Materials		4 .46%
Adobe Systems Inc (a)	726	45		Utilities		3 .39%
Autodesk Inc (a)	159	8		Exchange Traded Funds		3 .33%
CA Inc	1,206	36		Other Assets in Excess of Liabilities, Net		0 .22%
Dun & Bradstreet Corp/The	10	1		TOTAL NET ASSETS		100.00%
Electronic Arts Inc (a)	241	7

See accompanying notes				275

Schedule of Investments
LargeCap Value Fund I
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	77	$7,098	$7,230	$132
Total					$132
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS - 96.71%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.01%				Beverages - 0.80%
Interpublic Group of Cos Inc/The	16,531	$288		Beam Inc	7,021	$586
				Constellation Brands Inc (a)	645	52
				Molson Coors Brewing Co	10,313	618
Aerospace & Defense - 3.80%				PepsiCo Inc	227,300	19,523
Alliant Techsystems Inc	2,277	329
B/E Aerospace Inc (a)	450	40				$20,779
Boeing Co/The	76,400	9,857		Building Materials - 0.59%
Exelis Inc	13,328	247		CRH PLC ADR	493,100	14,438
General Dynamics Corp	381,662	41,773		Fortune Brands Home & Security Inc	1,503	60
L-3 Communications Holdings Inc	6,370	735		Owens Corning Inc	8,936	365
Northrop Grumman Corp	11,664	1,417		Vulcan Materials Co	9,197	593
Raytheon Co	258,155	24,649				$15,456
Rockwell Collins Inc	1,110	86
United Technologies Corp	168,001	19,879		Chemicals - 0.72%
		$99,012		Air Products & Chemicals Inc	10,736	1,262
				Albemarle Corp	3,568	239
Agriculture - 2.04%				Ashland Inc	5,595	540
Altria Group Inc	444,545	17,831		Cabot Corp	4,509	261
Archer-Daniels-Midland Co	34,107	1,492		CF Industries Holdings Inc	3,048	747
Bunge Ltd	8,088	644		Cytec Industries Inc	2,741	261
Philip Morris International Inc	388,939	33,227		Dow Chemical Co/The	54,052	2,697
		$53,194		EI du Pont de Nemours & Co	166,206	11,189
				Huntsman Corp	13,664	342
Airlines - 0.07%				Mosaic Co/The	15,428	772
Alaska Air Group Inc	386	36
Delta Air Lines Inc	24,389	898		PPG Industries Inc	909	176
				Rockwood Holdings Inc	1,506	107
Southwest Airlines Co	35,025	847		Sigma-Aldrich Corp	477	46
		$1,781		Westlake Chemical Corp	404	29
Apparel - 0.00%				WR Grace & Co (a)	691	64
Deckers Outdoor Corp (a)	1,368	108				$18,732

				Commercial Services - 0.15%
Automobile Manufacturers - 1.00%				Aaron's Inc	4,549	134
Ford Motor Co	1,409,535	22,764		ADT Corp/The	14,279	432
General Motors Co	62,374	2,150		Apollo Education Group Inc (a)	6,890	199
Oshkosh Corp	6,230	346		Booz Allen Hamilton Holding Corp	138	3
PACCAR Inc	13,487	863		Cintas Corp	5,237	309
		$26,123		CoreLogic Inc/United States (a)	6,762	189
				DeVry Education Group Inc	4,726	213
Automobile Parts & Equipment - 0.83%				KAR Auction Services Inc	3,581	107
Allison Transmission Holdings Inc	2,078	62		Leidos Holdings Inc	5,173	193
Delphi Automotive PLC	284,109	18,990		Manpowergroup Inc	5,462	444
Johnson Controls Inc	33,722	1,522		McGraw Hill Financial Inc	6,315	467
Lear Corp	5,058	420		Quanta Services Inc (a)	12,383	437
TRW Automotive Holdings Corp (a)	7,618	612
				RR Donnelley & Sons Co	5,886	104
		$21,606		Science Applications International Corp	3,076	120
Banks - 14.99%				Service Corp International/US	3,280	61
Associated Banc-Corp	11,856	208		Total System Services Inc	2,585	82
Bank of America Corp	3,801,395	57,553		Towers Watson & Co	4,612	517
Bank of New York Mellon Corp/The	50,663	1,716				$4,011
BB&T Corp	30,870	1,152		Computers - 2.13%
Capital One Financial Corp	720,828	53,270		Accenture PLC - Class A	242,300	19,437
CIT Group Inc	400,025	17,221		Apple Inc	47,335	27,932
Citigroup Inc	703,359	33,698		Brocade Communications Systems Inc	31,421	293
Fifth Third Bancorp	45,274	933		Computer Sciences Corp	10,635	629
First Citizens BancShares Inc/NC	533	120		DST Systems Inc	434	40
Fulton Financial Corp	13,816	168		EMC Corp/MA	51,282	1,323
Goldman Sachs Group Inc/The	23,411	3,742		Hewlett-Packard Co	94,917	3,138
JP Morgan Chase & Co	1,343,008	75,181		Lexmark International Inc	4,460	192
KeyCorp	45,182	616		MICROS Systems Inc (a)	4,738	244
M&T Bank Corp	6,332	773		SanDisk Corp	8,731	742
Morgan Stanley	75,793	2,344		Synopsys Inc (a)	10,878	409
Northern Trust Corp	10,528	634		VeriFone Systems Inc (a)	8,173	273
PNC Financial Services Group Inc/The	402,545	33,829		Western Digital Corp	10,312	909
Popular Inc (a)	7,303	226
Regions Financial Corp	69,380	704				$55,561
State Street Corp	346,772	22,388		Consumer Products - 0.03%
SunTrust Banks Inc	27,144	1,039		Avery Dennison Corp	4,813	234
US Bancorp/MN	92,956	3,791		Kimberly-Clark Corp	4,463	501
Wells Fargo & Co	1,592,851	79,069				$735
		$390,375

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Cosmetics & Personal Care - 1.13%				Electronics (continued)
Colgate-Palmolive Co	291,400	$19,611		Vishay Intertechnology Inc	9,291	$132
Procter & Gamble Co/The	119,970	9,904				$61,145

		$29,515		Engineering & Construction - 0.06%
Distribution & Wholesale - 0.78%				AECOM Technology Corp (a)	6,602	214
Arrow Electronics Inc (a)	7,410	421		Fluor Corp	4,624	350
Genuine Parts Co	599	52		Jacobs Engineering Group Inc (a)	9,255	534
Ingram Micro Inc (a)	11,261	304		KBR Inc	10,458	266
WESCO International Inc (a)	223,618	19,629		URS Corp	5,371	253
		$20,406				$1,617

Diversified Financial Services - 2.83%				Entertainment - 0.02%
American Express Co	380,856	33,298		Dolby Laboratories Inc (a)	2,022	81
Ameriprise Financial Inc	5,709	637		Gaming and Leisure Properties Inc	6,320	232
BlackRock Inc	4,410	1,327		Regal Entertainment Group	4,536	85
Charles Schwab Corp/The	47,219	1,254				$398
CME Group Inc/IL	15,770	1,110
Discover Financial Services	25,612	1,432		Environmental Control - 0.03%
Interactive Brokers Group Inc - A Shares	3,521	84		Waste Management Inc	18,813	836
Invesco Ltd	293,213	10,324
Legg Mason Inc	8,349	392		Food - 1.72%
NASDAQ OMX Group Inc/The	8,377	309		Campbell Soup Co	4,479	204
Raymond James Financial Inc	8,625	429		General Mills Inc	291,900	15,476
SLM Corp	900,151	23,179		Ingredion Inc	5,109	360
		$73,775		JM Smucker Co/The	6,884	665
				Kellogg Co	1,494	100
Electric - 2.20%				McCormick & Co Inc/MD	321,400	22,884
AES Corp/VA	46,663	674		Mondelez International Inc	99,967	3,564
Alliant Energy Corp	7,849	459
Ameren Corp	17,915	740		Sysco Corp	21,347	778
American Electric Power Co Inc	25,014	1,346		Tyson Foods Inc	15,683	658
CMS Energy Corp	18,878	572				$44,689
Consolidated Edison Inc	14,652	850		Forest Products & Paper - 0.04%
Dominion Resources Inc/VA	29,732	2,157		Domtar Corp	2,340	219
DTE Energy Co	8,701	680		International Paper Co	4,403	205
Duke Energy Corp	36,401	2,712		MeadWestvaco Corp	13,294	519
Edison International	16,295	922				$943
Entergy Corp	170,851	12,386
Exelon Corp	42,808	1,500		Gas - 0.15%
FirstEnergy Corp	18,258	616		AGL Resources Inc	8,369	452
Great Plains Energy Inc	10,882	292		Atmos Energy Corp	7,422	379
Hawaiian Electric Industries Inc	7,393	177		National Fuel Gas Co	5,202	383
MDU Resources Group Inc	13,353	473		NiSource Inc	16,638	604
NextEra Energy Inc	219,236	21,891		Questar Corp	11,466	278
Northeast Utilities	15,743	744		Sempra Energy	10,715	1,057
OGE Energy Corp	14,037	524		UGI Corp	8,060	376
PG&E Corp	19,297	880		Vectren Corp	5,830	237
Pinnacle West Capital Corp	7,783	435				$3,766
PPL Corp	31,607	1,054		Hand & Machine Tools - 0.92%
Public Service Enterprise Group Inc	25,310	1,037		Kennametal Inc	5,568	260
SCANA Corp	10,458	561		Regal-Beloit Corp	3,183	238
Southern Co/The	37,988	1,741		Snap-on Inc	3,660	425
Westar Energy Inc	9,008	323		Stanley Black & Decker Inc	266,760	22,912
Wisconsin Energy Corp	16,178	784				$23,835
Xcel Energy Inc	24,869	793
		$57,323		Healthcare - Products - 3.12%
				Becton Dickinson and Co	166,800	18,853
Electrical Components & Equipment - 0.87%				Boston Scientific Corp (a)	69,422	875
Emerson Electric Co	321,873	21,945		CareFusion Corp (a)	15,656	612
Energizer Holdings Inc	4,402	492		Covidien PLC	294,530	20,985
Hubbell Inc	1,225	144		Medtronic Inc	646,377	38,020
		$22,581		St Jude Medical Inc	7,612	483
Electronics - 2.35%				Stryker Corp	7,202	560
Agilent Technologies Inc	15,911	860		Zimmer Holdings Inc	8,179	792
FLIR Systems Inc	3,037	104				$81,180
Garmin Ltd	214,475	12,246		Healthcare - Services - 2.54%
Gentex Corp/MI	4,311	124		Aetna Inc	14,405	1,029
Honeywell International Inc	484,081	44,971		Cigna Corp	128,525	10,287
Jabil Circuit Inc	14,331	247		HCA Holdings Inc (a)	10,828	563
Tech Data Corp (a)	2,674	167
				Humana Inc	6,931	761
Thermo Fisher Scientific Inc	20,121	2,294		Mednax Inc (a)	2,661	158

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services (continued)				Investment Companies - 0.02%
UnitedHealth Group Inc	371,319	$27,864		Ares Capital Corp	22,142	$380
Universal Health Services Inc	2,226	182

WellPoint Inc	252,580	25,429		Iron & Steel - 0.06%
		$66,273		Cliffs Natural Resources Inc	10,833	192
Home Builders - 0.02%				Nucor Corp	13,872	718
DR Horton Inc	21,132	471		Reliance Steel & Aluminum Co	5,430	384
NVR Inc (a)	55	59		United States Steel Corp	10,218	266
		$530				$1,560

Home Furnishings - 0.04%				Leisure Products & Services - 0.91%
Harman International Industries Inc	4,808	527		Carnival Corp	586,281	23,046
Whirlpool Corp	3,612	554		Royal Caribbean Cruises Ltd	12,058	641
		$1,081				$23,687

Housewares - 0.01%				Lodging - 0.06%
Newell Rubbermaid Inc	8,598	259		Hilton Worldwide Holdings Inc (a)	4,417	96
				Marriott International Inc/DE	1,933	112
				MGM Resorts International (a)	27,447	693
Insurance - 4.14%				Starwood Hotels & Resorts Worldwide Inc	7,917	607
ACE Ltd	17,766	1,818				$1,508
Aflac Inc	24,345	1,527
Allied World Assurance Co Holdings AG	1,635	176		Machinery - Construction & Mining - 0.12%
Allstate Corp/The	23,323	1,328		Caterpillar Inc	29,346	3,093
American Financial Group Inc/OH	4,963	290
American International Group Inc	660,058	35,069
American National Insurance Co	512	57		Machinery - Diversified - 0.06%
				AGCO Corp	6,886	383
Aon PLC	5,007	425
Arch Capital Group Ltd (a)	9,348	536		Cummins Inc	2,418	365
				IDEX Corp	400	30
Aspen Insurance Holdings Ltd	4,682	214		Xylem Inc/NY	12,843	483
Assurant Inc	5,142	347		Zebra Technologies Corp (a)	3,488	242
Assured Guaranty Ltd	11,935	285
Axis Capital Holdings Ltd	6,292	288				$1,503
Berkshire Hathaway Inc - Class B (a)	91,898	11,841		Media - 3.42%
Brown & Brown Inc	4,787	142		AMC Networks Inc (a)	263,600	17,311
Chubb Corp/The	11,600	1,068		CBS Corp	3,644	211
Cincinnati Financial Corp	12,288	599		Comcast Corp - Class A	403,337	20,877
CNA Financial Corp	1,869	76		Gannett Co Inc	16,195	440
Everest Re Group Ltd	3,558	562		Graham Holdings Co	309	207
Fidelity National Financial Inc	18,999	611		John Wiley & Sons Inc	3,223	185
Genworth Financial Inc (a)	34,893	623		Liberty Media Corp (a)	4,711	611
Hanover Insurance Group Inc/The	2,225	130		Nielsen Holdings NV	13,233	621
Hartford Financial Services Group Inc/The	565,300	20,278		Sirius XM Holdings Inc (a)	122,411	391
HCC Insurance Holdings Inc	7,530	346		Starz (a)	881	28
Kemper Corp	3,370	133		Thomson Reuters Corp	18,380	665
Lincoln National Corp	13,365	648		Time Warner Inc	330,532	21,967
Loews Corp	12,332	542		Twenty-First Century Fox Inc - A Shares	26,235	840
MetLife Inc	410,400	21,485		Viacom Inc	226,900	19,282
Old Republic International Corp	18,350	304		Walt Disney Co/The	68,740	5,454
PartnerRe Ltd	3,827	403				$89,090
Protective Life Corp	5,556	284
Prudential Financial Inc	12,476	1,007		Metal Fabrication & Hardware - 0.02%
Reinsurance Group of America Inc	5,129	393		Timken Co/The	6,378	402
RenaissanceRe Holdings Ltd	3,121	316
StanCorp Financial Group Inc	3,136	192		Mining - 0.11%
Torchmark Corp	6,545	522		Alcoa Inc	55,094	742
Travelers Cos Inc/The	13,476	1,221		Freeport-McMoRan Copper & Gold Inc	45,513	1,564
Unum Group	18,878	627		Newmont Mining Corp	21,485	534
Validus Holdings Ltd	6,387	237		Tahoe Resources Inc (a)	5,568	124
WR Berkley Corp	7,676	340				$2,964
XL Group PLC	20,661	648
		$107,938		Miscellaneous Manufacturing - 1.58%
				3M Co	5,269	733
Internet - 0.55%				AO Smith Corp	3,126	146
IAC/InterActiveCorp	174,700	11,579		AptarGroup Inc	1,406	95
Liberty Interactive Corp (a)	23,964	697		Carlisle Cos Inc	4,269	351
Symantec Corp	13,408	272		Crane Co	269	19
Yahoo! Inc (a)	43,375	1,559		Danaher Corp	25,991	1,907
Zynga Inc (a)	46,267	187		Dover Corp	3,170	274
		$14,294		Eaton Corp PLC	20,818	1,512
				General Electric Co	1,162,823	31,269
				Illinois Tool Works Inc	11,565	986

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Ingersoll-Rand PLC	6,357	$380		Sanofi ADR	506,179	$27,232
Leggett & Platt Inc	10,105	332		Teva Pharmaceutical Industries Ltd ADR	494,670	24,170
Parker Hannifin Corp	7,843	995				$272,561
Pentair Ltd	10,738	798
SPX Corp	3,513	358		Pipelines - 0.07%
Textron Inc	12,161	497		Spectra Energy Corp	29,211	1,160
Trinity Industries Inc	5,852	439		Williams Cos Inc/The	13,442	567
		$41,091				$1,727

Office & Business Equipment - 0.04%				Real Estate - 0.03%
				Forest City Enterprises Inc (a)	11,828	223
Pitney Bowes Inc	8,083	217
Xerox Corp	59,955	725		Jones Lang LaSalle Inc	3,123	362
		$942		WP Carey Inc	4,063	250
						$835
Oil & Gas - 10.96%
Anadarko Petroleum Corp	20,748	2,054		REITS - 0.82%
Apache Corp	20,335	1,765		Alexandria Real Estate Equities Inc	5,051	373
BP PLC ADR	700,078	35,438		American Campus Communities Inc	7,732	295
Chesapeake Energy Corp	30,064	864		Apartment Investment & Management Co	4,955	153
Chevron Corp	242,398	30,426		AvalonBay Communities Inc	6,274	857
Cimarex Energy Co	6,116	729		BioMed Realty Trust Inc	13,180	275
ConocoPhillips	474,203	35,238		Boston Properties Inc	6,659	780
Devon Energy Corp	17,717	1,240		Brandywine Realty Trust	11,059	161
Energen Corp	5,408	421		Camden Property Trust	6,010	412
EOG Resources Inc	194,662	19,077		CBL & Associates Properties Inc	7,772	141
EQT Corp	92,200	10,049		Chimera Investment Corp	72,720	225
Exxon Mobil Corp	420,578	43,071		CommonWealth REIT	8,361	212
Helmerich & Payne Inc	6,715	730		Corporate Office Properties Trust	6,322	169
Hess Corp	14,772	1,317		Corrections Corp of America	2,986	98
HollyFrontier Corp	15,259	803		DDR Corp	20,992	360
Marathon Oil Corp	653,120	23,610		Douglas Emmett Inc	10,088	278
Marathon Petroleum Corp	15,623	1,452		Duke Realty Corp	22,761	399
Murphy Oil Corp	13,484	855		Equity Lifestyle Properties Inc	1,632	68
Murphy USA Inc (a)	3,378	144		Equity Residential	17,470	1,038
Nabors Industries Ltd	22,148	565		Essex Property Trust Inc	4,308	746
Newfield Exploration Co (a)	10,139	343		Extra Space Storage Inc	7,226	378
Noble Energy Inc	16,427	1,179		Federal Realty Investment Trust	1,582	186
Occidental Petroleum Corp	577,153	55,263		General Growth Properties Inc	27,164	624
Patterson-UTI Energy Inc	10,384	338		HCP Inc	22,037	922
Phillips 66	193,847	16,132		Health Care REIT Inc	13,797	870
Tesoro Corp	9,606	541		Healthcare Trust of America Inc	7,904	92
Unit Corp (a)	3,475	229		Home Properties Inc	4,017	247
Valero Energy Corp	28,305	1,618		Hospitality Properties Trust	10,595	318
		$285,491		Host Hotels & Resorts Inc	36,125	775
				Kilroy Realty Corp	5,768	344
Oil & Gas Services - 0.14%				Kimco Realty Corp	28,918	663
Baker Hughes Inc	21,488	1,502		Liberty Property Trust	9,175	344
MRC Global Inc (a)	3,353	98		Macerich Co/The	9,727	631
National Oilwell Varco Inc	22,173	1,741		MFA Financial Inc	25,543	203
Oil States International Inc (a)	3,888	378		Mid-America Apartment Communities Inc	5,281	368
		$3,719		National Retail Properties Inc	8,368	286
				Piedmont Office Realty Trust Inc	11,847	209
Packaging & Containers - 0.39%				Post Properties Inc	3,860	194
Bemis Co Inc	4,082	164		Prologis Inc	24,168	982
Crown Holdings Inc (a)	1,503	71
				Public Storage	690	121
Greif Inc	1,782	97		Realty Income Corp	14,582	634
Owens-Illinois Inc (a)	4,792	152
				Regency Centers Corp	3,770	198
Rock-Tenn Co	97,824	9,353		Retail Properties of America Inc	9,478	136
Sonoco Products Co	7,164	302		Senior Housing Properties Trust	12,346	290
		$10,139		Simon Property Group Inc	3,803	659
Pharmaceuticals - 10.46%				SL Green Realty Corp	6,478	678
Abbott Laboratories	570,854	22,115		Spirit Realty Capital Inc	21,108	227
Bristol-Myers Squibb Co	9,967	499		Starwood Property Trust Inc	13,801	332
Cardinal Health Inc	17,799	1,237		Two Harbors Investment Corp	27,452	285
Eli Lilly & Co	41,037	2,425		UDR Inc	17,746	459
Express Scripts Holding Co (a)	268,028	17,845		Ventas Inc	11,390	753
Forest Laboratories Inc (a)	13,726	1,262		Vornado Realty Trust	7,308	750
GlaxoSmithKline PLC ADR	363,539	20,129		Weingarten Realty Investors	8,611	269
Johnson & Johnson	730,024	73,944				$21,467
Merck & Co Inc	620,761	36,352		Retail - 4.56%
Pfizer Inc	1,449,835	45,351		Advance Auto Parts Inc	159,180	19,307

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Toys, Games & Hobbies - 0.00%
Best Buy Co Inc	14,170	$368		Hasbro Inc	1,212	$67
Big Lots Inc (a)	3,027	120
CST Brands Inc	4,265	139
CVS Caremark Corp	60,704	4,414		Transportation - 1.47%
Dillard's Inc	624	61		CSX Corp	25,380	716
				FedEx Corp	121,452	16,548
DSW Inc	454	15		Kirby Corp (a)	1,643	165
Foot Locker Inc	9,376	436
GameStop Corp	8,405	334		Norfolk Southern Corp	13,561	1,282
Guess? Inc	4,205	113		Union Pacific Corp	102,402	19,501
Kohl's Corp	10,930	599				$38,212
Macy's Inc	6,112	351		Water - 0.02%
MSC Industrial Direct Co Inc	219,200	19,960		American Water Works Co Inc	12,578	573
Signet Jewelers Ltd	5,226	530
Staples Inc	46,959	587		TOTAL COMMON STOCKS		$2,518,735
Target Corp	912,373	56,339		INVESTMENT COMPANIES - 3.15%	Shares Held	Value(000	's)
Walgreen Co	13,111	890
Wal-Mart Stores Inc	171,884	13,701		Publicly Traded Investment Fund - 3.15%
Wendy's Co/The	20,024	166		BlackRock Liquidity Funds TempFund	43,988,043	43,988
World Fuel Services Corp	4,348	198		Portfolio
		$118,628		Goldman Sachs Financial Square Funds -	36,421,669	36,422
				Money Market Fund
Savings & Loans - 0.03%				JP Morgan Prime Money Market Fund	1,734,994	1,735
First Niagara Financial Group Inc	25,046	223				$82,145
New York Community Bancorp Inc	32,566	502		TOTAL INVESTMENT COMPANIES		$82,145
Washington Federal Inc	7,370	159		Total Investments		$2,600,880
		$884		Other Assets in Excess of Liabilities, Net - 0.14%		$3,759
Semiconductors - 3.76%				TOTAL NET ASSETS - 100.00%		$2,604,639
Avago Technologies Ltd	1,555	99
Broadcom Corp	22,762	701
Fairchild Semiconductor International Inc (a)	9,382	119		(a) Non-Income Producing Security
First Solar Inc (a)	4,797	324
Intel Corp	1,356,504	36,205
KLA-Tencor Corp	8,082	517		Portfolio Summary (unaudited)
Micron Technology Inc (a)	50,203	1,311		Sector		Percent
NVIDIA Corp	28,248	522		Financial		22.86%
Qualcomm Inc	240,488	18,929		Consumer, Non-cyclical		21.99%
Rovi Corp (a)	6,410	143		Industrial		12.26%
Skyworks Solutions Inc	397,299	16,309		Energy		11.17%
Teradyne Inc	14,332	253		Communications		8 .82%
Texas Instruments Inc	493,719	22,440		Consumer, Cyclical		8 .30%
		$97,872		Technology		8 .01%
Software - 2.08%				Exchange Traded Funds		3 .15%
Activision Blizzard Inc	18,816	377		Utilities		2 .37%
Adobe Systems Inc (a)	14,851	916		Basic Materials		0 .93%
Autodesk Inc (a)	3,268	157		Other Assets in Excess of Liabilities, Net		0 .14%
CA Inc	24,652	743		TOTAL NET ASSETS		100.00%
Dun & Bradstreet Corp/The	210	23
Electronic Arts Inc (a)	4,964	141
Fidelity National Information Services Inc	12,804	684
Microsoft Corp	877,669	35,458
Oracle Corp	382,200	15,624
Paychex Inc	2,298	96
		$54,219

Telecommunications - 4.84%
Amdocs Ltd	677,599	31,528
AT&T Inc	1,213,347	43,317
CenturyLink Inc	29,530	1,031
Cisco Systems Inc	260,915	6,030
Corning Inc	72,021	1,506
EchoStar Corp (a)	2,867	129
Frontier Communications Corp	70,683	421
Harris Corp	6,405	471
Juniper Networks Inc (a)	30,994	765
Knowles Corp (a)	1,585	44
Polycom Inc (a)	12,713	156
Verizon Communications Inc	683,916	31,959
Vodafone Group PLC ADR	227,054	8,619
		$125,976

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	933	$86,472	$87,604	$1,132
Total					$1,132
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Fund April 30, 2014 (unaudited)

COMMON STOCKS - 99.47%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.09%				Healthcare - Services - 1.43%
Lamar Advertising Co	1,770,887	$88,403		Laboratory Corp of America Holdings (a)	1,172,979	$115,773

Aerospace & Defense - 0.80%				Holding Companies - Diversified - 1.32%
Rockwell Collins Inc	648,933	50,390		Leucadia National Corp	4,190,948	106,953
TransDigm Group Inc	82,996	14,762

		$65,152		Insurance - 12.24%
Banks - 1.97%				Alleghany Corp (a)	103,169	42,091
BankUnited Inc	531,962	17,549		Aon PLC	1,632,695	138,583
CIT Group Inc	1,108,868	47,737		Arch Capital Group Ltd (a)	756,308	43,352
M&T Bank Corp	778,279	94,958		Brown & Brown Inc	3,410,324	101,559
		$160,244		Fidelity National Financial Inc	2,525,718	81,278
				Loews Corp	3,785,196	166,435
Building Materials - 1.14%				Markel Corp (a)	348,350	218,039
Martin Marietta Materials Inc	745,377	92,673		Progressive Corp/The	3,299,828	80,021
				White Mountains Insurance Group Ltd	122,073	72,787
Chemicals - 4.59%				Willis Group Holdings PLC	1,214,006	49,762
Air Products & Chemicals Inc	1,256,050	147,611				$993,907
Airgas Inc	907,321	96,412		Internet - 4.47%
Ashland Inc	923,974	89,256		Liberty Interactive Corp (a)	5,876,025	170,757
Ecolab Inc	377,237	39,474		Liberty Ventures (a)	971,576	56,390
		$372,753		VeriSign Inc (a)	2,881,274	135,939
Commercial Services - 6.64%						$363,086
Ascent Capital Group Inc (a)	583,487	40,126
				Lodging - 1.36%
KAR Auction Services Inc	3,194,408	95,129		Wyndham Worldwide Corp	696,314	49,675
Live Nation Entertainment Inc (a)	2,772,749	57,895
				Wynn Resorts Ltd	299,382	61,041
Macquarie Infrastructure Co LLC	989,020	56,888				$110,716
McGraw Hill Financial Inc	909,667	67,252
Moody's Corp	1,624,365	127,513		Media - 6.78%
Robert Half International Inc	935,681	41,919		Discovery Communications Inc - C Shares (a)	1,720,281	120,643
Verisk Analytics Inc (a)	866,104	52,044		FactSet Research Systems Inc	353,036	37,598
		$538,766		Liberty Global PLC - A Shares (a)	1,020,308	40,629
				Liberty Global PLC - C Shares (a)	3,165,080	121,634
Computers - 0.81%				Liberty Media Corp (a)	1,639,971	212,721
MICROS Systems Inc (a)	1,282,373	66,042
				Tribune Co (a)	220,258	17,125
						$550,350
Distribution & Wholesale - 1.88%				Miscellaneous Manufacturing - 1.09%
Fastenal Co	1,467,045	73,470		Colfax Corp (a)	859,997	61,903
HD Supply Holdings Inc (a)	512,123	13,202
WW Grainger Inc	260,436	66,255		Donaldson Co Inc	626,869	26,385
		$152,927				$88,288
				Oil & Gas - 3.62%
Diversified Financial Services - 2.48%				Cimarex Energy Co	708,696	84,420
Charles Schwab Corp/The	3,422,293	90,862
LPL Financial Holdings Inc	1,201,426	56,888		EOG Resources Inc	1,105,626	108,351
SLM Corp	2,087,699	53,758		Hess Corp	1,130,192	100,768
		$201,508				$293,539
				Pharmaceuticals - 3.58%
Electric - 1.50%				Mead Johnson Nutrition Co	1,170,146	103,277
Brookfield Infrastructure Partners LP	1,783,473	69,538		Valeant Pharmaceuticals International Inc (a)	1,403,227	187,626
Brookfield Renewable Energy Partners LP/CA	304,343	8,859
Calpine Corp (a)	1,889,531	43,327				$290,903
		$121,724		Pipelines - 3.43%
				Kinder Morgan Inc/DE	3,352,467	109,491
Electronics - 2.54%				Kinder Morgan Inc/DE - Warrants (a)	1,007,227	1,954
Gentex Corp/MI	1,623,282	46,539
Sensata Technologies Holding NV (a)	1,575,243	66,901		Williams Cos Inc/The	3,968,832	167,366
Tyco International Ltd	2,275,948	93,086				$278,811
		$206,526		Private Equity - 0.67%

Gas - 0.40%				Onex Corp	960,619	54,287
National Fuel Gas Co	444,031	32,698
				Real Estate - 6.34%
				Brookfield Asset Management Inc	7,190,321	302,425
Healthcare - Products - 3.18%				Brookfield Property Partners LP	721,592	14,042
Becton Dickinson and Co	763,636	86,314		CBRE Group Inc (a)	2,741,914	73,045
CR Bard Inc	748,784	102,830		Forest City Enterprises Inc (a)	3,752,898	70,967
DENTSPLY International Inc	1,542,326	68,834		Howard Hughes Corp/The (a)	382,818	54,651
		$257,978				$515,130

See accompanying notes

		Schedule of Investments
		MidCap Fund
		April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS - 1.94%
Crown Castle International Corp	1,826,800	$132,863
General Growth Properties Inc	1,062,573	24,407
		$157,270

Retail - 12.53%
AutoZone Inc (a)	250,335	133,651
Burger King Worldwide Inc	4,122,650	107,725
CarMax Inc (a)	1,902,128	83,275
Copart Inc (a)	2,946,920	106,885
Dollar General Corp (a)	1,756,478	99,136
O'Reilly Automotive Inc (a)	1,892,185	281,538
TJX Cos Inc/The	3,519,220	204,748
		$1,016,958

Semiconductors - 1.56%
Microchip Technology Inc	2,668,843	126,877

Software - 3.24%
Fidelity National Information Services Inc	2,311,624	123,510
Intuit Inc	1,431,069	108,404
MSCI Inc (a)	772,401	31,313
		$263,227

Telecommunications - 3.32%
EchoStar Corp (a)	1,298,045	58,360
Motorola Solutions Inc	2,207,418	140,347
SBA Communications Corp (a)	789,079	70,828
		$269,535

Textiles - 1.14%
Mohawk Industries Inc (a)	699,917	92,676

Transportation - 0.39%
Expeditors International of Washington Inc	756,803	31,211

TOTAL COMMON STOCKS		$8,076,891
INVESTMENT COMPANIES - 0.49%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.49%
Goldman Sachs Financial Square Funds -	39,640,985	39,641
Government Fund

TOTAL INVESTMENT COMPANIES		$39,641
Total Investments		$8,116,532
Other Assets in Excess of Liabilities, Net - 0.04%		$3,623
TOTAL NET ASSETS - 100.00%		$8,120,155

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.64%
Consumer, Cyclical		16.91%
Communications		15.66%
Consumer, Non-cyclical		14.83%
Energy		7 .05%
Industrial		5 .96%
Technology		5 .61%
Basic Materials		4 .59%
Utilities		1 .90%
Diversified		1 .32%
Exchange Traded Funds		0 .49%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments MidCap Growth Fund April 30, 2014 (unaudited)

COMMON STOCKS - 98.20%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 1.80%				Internet (continued)
American Airlines Group Inc (a)	58,643	$2,057		Yelp Inc (a)	31,930	$1,862
						$15,725

Apparel - 3.40%				Leisure Products & Services - 0.57%
Hanesbrands Inc	7,700	632		Harley-Davidson Inc	8,800	651
Michael Kors Holdings Ltd (a)	17,395	1,586
Under Armour Inc (a)	34,212	1,673
		$3,891		Machinery - Diversified - 4.73%
				Flowserve Corp	22,495	1,643
Automobile Manufacturers - 0.67%				Manitowoc Co Inc/The	32,794	1,042
Tesla Motors Inc (a)	3,700	769		Middleby Corp/The (a)	10,812	2,730
						$5,415

Automobile Parts & Equipment - 2.20%				Miscellaneous Manufacturing - 4.62%
BorgWarner Inc	40,590	2,522		Crane Co	28,550	2,076
				Pentair Ltd	7,680	571
Banks - 1.79%				Textron Inc	64,805	2,651
First Republic Bank/CA	40,492	2,055				$5,298
				Office & Business Equipment - 2.81%
Beverages - 2.33%				Pitney Bowes Inc	120,104	3,219
Constellation Brands Inc (a)	11,400	910
Monster Beverage Corp (a)	26,296	1,761		Oil & Gas - 6.00%
		$2,671		Nabors Industries Ltd	45,900	1,171
Biotechnology - 4.51%				Patterson-UTI Energy Inc	47,200	1,536
Illumina Inc (a)	15,596	2,119		Pioneer Natural Resources Co	21,560	4,167
Incyte Corp Ltd (a)	29,866	1,450				$6,874
Medivation Inc (a)	26,481	1,594		Retail - 5.86%
		$5,163		Chipotle Mexican Grill Inc (a)	4,003	1,996
Building Materials - 2.45%				Foot Locker Inc	69,265	3,223
Vulcan Materials Co	43,512	2,808		Signet Jewelers Ltd	14,700	1,489
						$6,708

Chemicals - 2.24%				Semiconductors - 3.27%
Westlake Chemical Corp	36,012	2,564		Avago Technologies Ltd	26,150	1,660
				NXP Semiconductor NV (a)	34,900	2,081
						$3,741
Commercial Services - 2.33%
Towers Watson & Co	23,818	2,673		Software - 6.41%
				Activision Blizzard Inc	60,075	1,202
				Autodesk Inc (a)	24,355	1,170
Computers - 2.12%				Electronic Arts Inc (a)	71,312	2,018
SanDisk Corp	28,541	2,425		ServiceNow Inc (a)	59,307	2,949
						$7,339

Diversified Financial Services - 3.12%				Telecommunications - 2.09%
E*Trade Financial Corp (a)	103,643	2,327
				SBA Communications Corp (a)	26,646	2,392
TD Ameritrade Holding Corp	38,978	1,243
		$3,570
				Textiles - 1.87%
Electrical Components & Equipment - 1.91%				Mohawk Industries Inc (a)	16,217	2,147
Belden Inc	29,633	2,187

				Toys, Games & Hobbies - 2.96%
Electronics - 3.16%				Hasbro Inc	61,390	3,392
Garmin Ltd	16,800	959
Trimble Navigation Ltd (a)	69,382	2,667
		$3,626		Transportation - 3.66%
				Canadian Pacific Railway Ltd	16,953	2,644
Healthcare - Products - 1.70%				Swift Transportation Co (a)	64,500	1,551
IDEXX Laboratories Inc (a)	15,444	1,953
						$4,195
				TOTAL COMMON STOCKS		$112,491
Home Furnishings - 3.89%				Total Investments		$112,491
Harman International Industries Inc	40,699	4,461		Other Assets in Excess of Liabilities, Net - 1.80%		$2,057
				TOTAL NET ASSETS - 100.00%		$114,548

Internet - 13.73%
Expedia Inc	30,470	2,163		(a) Non-Income Producing Security
F5 Networks Inc (a)	22,700	2,387
FireEye Inc (a)	27,229	1,069
Netflix Inc (a)	7,448	2,399
Pandora Media Inc (a)	93,760	2,196
Splunk Inc (a)	29,950	1,634
TripAdvisor Inc (a)	24,949	2,015

See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	23.22%
Industrial	20.53%
Communications	15.82%
Technology	14.61%
Consumer, Non-cyclical	10.87%
Energy	6 .00%
Financial	4 .91%
Basic Materials	2 .24%
Other Assets in Excess of Liabilities, Net	1 .80%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2014 (unaudited)

COMMON STOCKS - 96.61%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.20%				Building Materials (continued)
Interpublic Group of Cos Inc/The	30,083	$524		Martin Marietta Materials Inc	4,818	$599
Lamar Advertising Co	12,530	625		Masco Corp	32,245	648
Omnicom Group Inc	26,737	1,810				$24,289

		$2,959		Chemicals - 3.02%
Aerospace & Defense - 0.84%				Airgas Inc	190,236	20,214
B/E Aerospace Inc (a)	9,935	872		Albemarle Corp	4,773	320
Rockwell Collins Inc	12,577	977		Celanese Corp	17,221	1,058
TransDigm Group Inc	57,935	10,305		Cytec Industries Inc	106,280	10,131
		$12,154		Eastman Chemical Co	16,701	1,456
				FMC Corp	12,303	947
Agriculture - 0.17%				International Flavors & Fragrances Inc	34,892	3,438
Lorillard Inc	40,624	2,414		NewMarket Corp	1,497	557
				Rockwood Holdings Inc	8,451	600
Airlines - 0.31%				RPM International Inc	19,595	836
Alaska Air Group Inc	6,751	635		Sherwin-Williams Co/The	7,984	1,596
Copa Holdings SA	5,291	716		Sigma-Aldrich Corp	12,252	1,179
Delta Air Lines Inc	40,804	1,503		Valspar Corp/The	8,930	652
Southwest Airlines Co	12,274	296		Westlake Chemical Corp	5,410	385
United Continental Holdings Inc (a)	32,318	1,321		WR Grace & Co (a)	6,626	610
		$4,471				$43,979

Apparel - 0.89%				Commercial Services - 7.26%
Deckers Outdoor Corp (a)	2,336	184		Aaron's Inc	1,763	52
Hanesbrands Inc	10,186	836		Alliance Data Systems Corp (a)	53,220	12,874
Michael Kors Holdings Ltd (a)	21,012	1,916		ARAMARK Holdings Corp	5,841	165
Ralph Lauren Corp	5,448	825		Avis Budget Group Inc (a)	11,340	596
Under Armour Inc (a)	143,876	7,035		Booz Allen Hamilton Holding Corp	4,481	104
VF Corp	36,210	2,212		Cintas Corp	4,471	264
		$13,008		CoStar Group Inc (a)	48,250	7,763
				Equifax Inc	233,925	16,565
Automobile Manufacturers - 0.11%				FleetCor Technologies Inc (a)	6,850	782
Tesla Motors Inc (a)	7,540	1,568		Gartner Inc (a)	249,240	17,183
				Genpact Ltd (a)	561,535	9,467
Automobile Parts & Equipment - 1.25%				Global Payments Inc	7,420	496
BorgWarner Inc	23,897	1,485		H&R Block Inc	24,727	703
Delphi Automotive PLC	32,325	2,160		Hertz Global Holdings Inc (a)	31,299	891
Goodyear Tire & Rubber Co/The	25,412	640		HMS Holdings Corp (a)	538,470	8,707
Lear Corp	1,404	117		KAR Auction Services Inc	4,514	134
Visteon Corp (a)	7,681	667		Manpowergroup Inc	129,496	10,533
WABCO Holdings Inc (a)	122,322	13,090		McGraw Hill Financial Inc	13,515	999
		$18,159		Moody's Corp	20,613	1,618
				Quanta Services Inc (a)	6,575	232
Banks - 1.31%				Robert Half International Inc	12,609	565
East West Bancorp Inc	341,765	11,794		RR Donnelley & Sons Co	15,181	267
Signature Bank/New York NY (a)	60,757	7,219		SEI Investments Co	21,692	702
		$19,013		Total System Services Inc	19,575	622
				United Rentals Inc (a)	9,916	930
Beverages - 1.28%				Vantiv Inc (a)	344,690	10,599
Brown-Forman Corp	13,638	1,223		Verisk Analytics Inc (a)	15,925	957
Coca-Cola Enterprises Inc	30,018	1,364
Constellation Brands Inc (a)	16,443	1,313		Western Union Co/The	56,210	892
Dr Pepper Snapple Group Inc	23,187	1,285				$105,662
Keurig Green Mountain Inc	132,054	12,371		Computers - 0.95%
Monster Beverage Corp (a)	15,515	1,039		3D Systems Corp (a)	9,069	429
		$18,595		Cadence Design Systems Inc (a)	45,003	700
				DST Systems Inc	4,279	394
Biotechnology - 3.03%				IHS Inc (a)	5,940	717
Alexion Pharmaceuticals Inc (a)	78,807	12,467
BioMarin Pharmaceutical Inc (a)	150,206	8,747		Jack Henry & Associates Inc	13,694	755
				MICROS Systems Inc (a)	1,809	93
Charles River Laboratories International Inc (a)	3,414	183
				NCR Corp (a)	16,778	512
Cubist Pharmaceuticals Inc (a)	10,374	727
Illumina Inc (a)	87,740	11,920		NetApp Inc	34,708	1,236
				Riverbed Technology Inc (a)	24,407	475
Incyte Corp Ltd (a)	9,281	451
Medivation Inc (a)	116,930	7,040		SanDisk Corp	10,468	889
				Teradata Corp (a)	167,734	7,626
Myriad Genetics Inc (a)	11,193	472
United Therapeutics Corp (a)	7,397	740				$13,826
Vertex Pharmaceuticals Inc (a)	20,994	1,421		Consumer Products - 1.97%
		$44,168		Avery Dennison Corp	4,869	237
Building Materials - 1.67%				Church & Dwight Co Inc	382,756	26,414
Fortune Brands Home & Security Inc	561,872	22,390		Clorox Co/The	9,927	900
				Jarden Corp (a)	13,142	751
Lennox International Inc	7,775	652

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Consumer Products (continued)				Food - 2.10%
Scotts Miracle-Gro Co/The	6,630	$406		Campbell Soup Co	10,499	$477
		$28,708		ConAgra Foods Inc	34,769	1,061
				Fresh Market Inc/The (a)	220,696	8,188
Cosmetics & Personal Care - 0.04%				Hershey Co/The	17,043	1,640
Avon Products Inc	39,060	597		Hillshire Brands Co/The	19,571	698
				Hormel Foods Corp	15,499	739
Distribution & Wholesale - 3.83%				Ingredion Inc	1,503	106
Fastenal Co	421,318	21,099		JM Smucker Co/The	2,169	210
Fossil Group Inc (a)	91,414	9,750		Kroger Co/The	60,118	2,768
Genuine Parts Co	15,140	1,319		McCormick & Co Inc/MD	183,356	13,055
LKQ Corp (a)	455,341	13,259		Whole Foods Market Inc	33,444	1,662
Watsco Inc	85,328	8,781				$30,604

WW Grainger Inc	6,135	1,561		Forest Products & Paper - 0.13%
		$55,769		International Paper Co	40,016	1,867
Diversified Financial Services - 4.56%
Affiliated Managers Group Inc (a)	141,881	28,121
				Gas - 0.02%
Ameriprise Financial Inc	6,630	740		ONE Gas Inc	7,256	265
CBOE Holdings Inc	13,467	719		Questar Corp	3,493	85
Greenhill & Co Inc	237,121	11,892				$350
IntercontinentalExchange Group Inc	6,572	1,344
Invesco Ltd	133,640	4,706		Hand & Machine Tools - 0.36%
Lazard Ltd	11,633	547		Lincoln Electric Holdings Inc	8,932	597
LPL Financial Holdings Inc	190,595	9,024		Regal-Beloit Corp	58,412	4,365
Nationstar Mortgage Holdings Inc (a)	3,305	108		Snap-on Inc	1,015	118
Ocwen Financial Corp (a)	16,369	620		Stanley Black & Decker Inc	2,265	194
Portfolio Recovery Associates Inc (a)	100,670	5,753				$5,274
Santander Consumer USA Holdings Inc	10,065	229
T Rowe Price Group Inc	23,549	1,934		Healthcare - Products - 3.46%
				Align Technology Inc (a)	76,936	3,877
Waddell & Reed Financial Inc	8,863	598
		$66,335		Cooper Cos Inc/The	5,693	751
				CR Bard Inc	8,604	1,181
Electric - 0.05%				DENTSPLY International Inc	6,167	275
Calpine Corp (a)	6,714	154		Edwards Lifesciences Corp (a)	60,216	4,906
ITC Holdings Corp	15,723	581		Henry Schein Inc (a)	9,318	1,064
		$735		IDEXX Laboratories Inc (a)	121,478	15,359
				Patterson Cos Inc	12,079	492
Electrical Components & Equipment - 1.52%				ResMed Inc	12,933	645
Acuity Brands Inc	92,559	11,530		Sirona Dental Systems Inc (a)	155,380	11,688
AMETEK Inc	191,765	10,110		St Jude Medical Inc	19,267	1,223
Hubbell Inc	4,478	527		Techne Corp	86,887	7,760
		$22,167		Varian Medical Systems Inc (a)	12,157	967
Electronics - 1.65%				Zimmer Holdings Inc	1,457	141
Agilent Technologies Inc	6,271	339				$50,329
Amphenol Corp	81,583	7,779		Healthcare - Services - 2.28%
FLIR Systems Inc	15,269	520		Acadia Healthcare Co Inc (a)	218,074	9,164
Gentex Corp/MI	12,737	365		Cigna Corp	2,551	204
Mettler-Toledo International Inc (a)	3,227	752
				Community Health Systems Inc (a)	4,037	153
Trimble Navigation Ltd (a)	348,097	13,377
				Covance Inc (a)	5,974	527
Waters Corp (a)	9,608	947
				DaVita HealthCare Partners Inc (a)	19,480	1,350
		$24,079		HCA Holdings Inc (a)	3,083	160
Engineering & Construction - 1.34%				HealthSouth Corp	247,150	8,561
AECOM Technology Corp (a)	1,527	50		ICON PLC (a)	280,573	10,878
Chicago Bridge & Iron Co NV ADR	9,133	731		Laboratory Corp of America Holdings (a)	9,346	923
Fluor Corp	125,075	9,468		Mednax Inc (a)	10,040	595
Jacobs Engineering Group Inc (a)	161,280	9,306		Quest Diagnostics Inc	1,483	83
		$19,555		Universal Health Services Inc	6,457	528
						$33,126
Entertainment - 0.10%
Bally Technologies Inc (a)	5,959	388		Home Builders - 0.12%
Dolby Laboratories Inc (a)	2,780	111		NVR Inc (a)	623	671
International Game Technology	36,959	464		Pulte Group Inc	39,835	732
Lions Gate Entertainment Corp	12,460	330		Thor Industries Inc	6,615	403
SeaWorld Entertainment Inc	4,843	146				$1,806
		$1,439		Home Furnishings - 0.01%
Environmental Control - 1.79%				Whirlpool Corp	856	131
Stericycle Inc (a)	219,570	25,566
Waste Connections Inc	12,259	548		Housewares - 0.08%
		$26,114		Newell Rubbermaid Inc	17,275	520

See accompanying notes

Schedule of Investments MidCap Growth Fund III April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Housewares (continued)				Metal Fabrication & Hardware - 0.04%
Toro Co	8,931	$568		Valmont Industries Inc	4,130	$615
		$1,088

Insurance - 0.35%				Mining - 0.03%
American Financial Group Inc/OH	1,630	95		Compass Minerals International Inc	4,990	457
Aon PLC	24,897	2,113
Arch Capital Group Ltd (a)	1,293	74
				Miscellaneous Manufacturing - 2.07%
Arthur J Gallagher & Co	13,076	589		Actuant Corp	244,042	8,263
Axis Capital Holdings Ltd	4,692	215		AO Smith Corp	5,111	239
Brown & Brown Inc	8,531	254		AptarGroup Inc	130,012	8,765
Erie Indemnity Co	3,953	283		Carlisle Cos Inc	517	43
Fidelity National Financial Inc	3,168	102		Colfax Corp (a)	10,900	785
Hanover Insurance Group Inc/The	1,943	114		Crane Co	6,908	503
Progressive Corp/The	50,007	1,213		Donaldson Co Inc	14,546	612
Validus Holdings Ltd	1,272	47		Dover Corp	13,136	1,135
		$5,099		Hexcel Corp (a)	15,476	645
Internet - 2.02%				Ingersoll-Rand PLC	20,733	1,240
CDW Corp/DE	1,464	41		ITT Corp	13,871	598
Equinix Inc (a)	4,449	836		Pall Corp	10,106	851
Expedia Inc	11,112	789		Trinity Industries Inc	86,055	6,459
F5 Networks Inc (a)	79,277	8,338				$30,138
IAC/InterActiveCorp	7,700	510		Office & Business Equipment - 0.03%
Liberty Interactive Corp (a)	6,432	187
Liberty Ventures (a)	11,704	679		Pitney Bowes Inc	13,497	362
LinkedIn Corp (a)	8,749	1,343
Netflix Inc (a)	4,529	1,458		Oil & Gas - 4.24%
Pandora Media Inc (a)	493,724	11,563		Atwood Oceanics Inc (a)	1,646	82
Splunk Inc (a)	10,194	556		Cabot Oil & Gas Corp	38,275	1,503
Symantec Corp	51,172	1,038		Cheniere Energy Inc (a)	21,758	1,228
TIBCO Software Inc (a)	26,109	512		Concho Resources Inc (a)	11,101	1,448
TripAdvisor Inc (a)	11,587	936		Continental Resources Inc/OK (a)	4,592	636
VeriSign Inc (a)	13,079	617		CVR Energy Inc	2,413	119
		$29,403		EP Energy Corp (a)	2,553	50
				EQT Corp	14,795	1,613
Leisure Products & Services - 1.50%				Helmerich & Payne Inc	40,210	4,369
Harley-Davidson Inc	159,794	11,815		Laredo Petroleum Inc (a)	5,853	171
Polaris Industries Inc	74,577	10,018		Noble Energy Inc	7,028	504
		$21,833		Oasis Petroleum Inc (a)	15,538	723
Lodging - 0.31%				Pioneer Natural Resources Co	9,109	1,760
Marriott International Inc/DE	21,258	1,231		QEP Resources Inc	2,791	86
Starwood Hotels & Resorts Worldwide Inc	8,621	661		Range Resources Corp	106,825	9,662
Wyndham Worldwide Corp	13,398	956		Seadrill Ltd	37,988	1,338
Wynn Resorts Ltd	8,428	1,718		SM Energy Co	10,539	781
				Southwestern Energy Co (a)	319,141	15,280
		$4,566		Whiting Petroleum Corp (a)	277,127	20,430
Machinery - Diversified - 2.21%						$61,783
Babcock & Wilcox Co/The	11,953	416
Flowserve Corp	15,043	1,099		Oil & Gas Services - 1.79%
				Cameron International Corp (a)	14,605	949
Graco Inc	9,457	686
IDEX Corp	8,239	614		Core Laboratories NV	29,055	5,453
Manitowoc Co Inc/The	20,611	655		Dril-Quip Inc (a)	6,265	709
Middleby Corp/The (a)	25,156	6,351		FMC Technologies Inc (a)	161,225	9,142
Nordson Corp	10,217	760		Frank's International NV	2,365	65
				MRC Global Inc (a)	5,491	160
Rockwell Automation Inc	114,497	13,645
Roper Industries Inc	50,602	7,031		Oceaneering International Inc	127,802	9,365
Wabtec Corp/DE	10,005	746		RPC Inc	7,807	173
Xylem Inc/NY	1,746	66				$26,016
Zebra Technologies Corp (a)	703	49
				Packaging & Containers - 0.27%
		$32,118		Ball Corp	14,904	838
Media - 1.18%				Bemis Co Inc	6,767	272
AMC Networks Inc (a)	9,271	609		Crown Holdings Inc (a)	12,293	580
				Owens-Illinois Inc (a)	14,934	475
Cablevision Systems Corp	29,175	487
Charter Communications Inc (a)	5,968	809		Packaging Corp of America	9,827	655
Discovery Communications Inc - A Shares (a)	22,115	1,678		Rock-Tenn Co	5,191	496
DISH Network Corp (a)	21,559	1,226		Sealed Air Corp	19,626	673
FactSet Research Systems Inc	101,359	10,795				$3,989
Nielsen Holdings NV	4,859	228		Pharmaceuticals - 4.46%
Scripps Networks Interactive Inc	11,338	851		Actavis PLC (a)	15,641	3,196
Starz (a)	14,309	462		Alkermes PLC (a)	12,284	568
		$17,145		AmerisourceBergen Corp	24,418	1,591

See accompanying notes

Schedule of Investments MidCap Growth Fund III April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				Retail (continued)
Catamaran Corp (a)	337,012	$12,722		PVH Corp	111,097	$13,950
Endo International PLC (a)	12,141	764		Ross Stores Inc	22,729	1,547
Herbalife Ltd	9,854	591		Sally Beauty Holdings Inc (a)	27,012	740
Jazz Pharmaceuticals PLC (a)	5,543	748		Tiffany & Co	109,406	9,572
Mead Johnson Nutrition Co	164,409	14,511		Tractor Supply Co	146,559	9,854
Mylan Inc/PA (a)	40,304	2,047		Ulta Salon Cosmetics & Fragrance Inc (a)	5,742	504
Perrigo Co PLC	131,811	19,094		Urban Outfitters Inc (a)	302,085	10,771
Pharmacyclics Inc (a)	6,181	585		Williams-Sonoma Inc	191,362	12,022
Quintiles Transnational Holdings Inc (a)	1,835	86		World Fuel Services Corp	2,115	96
Salix Pharmaceuticals Ltd (a)	62,553	6,881				$181,383
Zoetis Inc	52,868	1,600
		$64,984		Semiconductors - 2.58%
				Altera Corp	207,508	6,748
Pipelines - 0.09%				Analog Devices Inc	13,585	697
ONEOK Inc	20,828	1,317		Applied Materials Inc	71,577	1,364
				Avago Technologies Ltd	23,009	1,461
				Cree Inc (a)	10,633	502
Real Estate - 0.05%
CBRE Group Inc (a)	29,027	773		Lam Research Corp	5,873	338
				Linear Technology Corp	23,803	1,059
				Maxim Integrated Products Inc	29,705	964
REITS - 0.77%				Microchip Technology Inc	221,505	10,530
Boston Properties Inc	2,275	266		ON Semiconductor Corp (a)	66,150	622
CBL & Associates Properties Inc	8,236	150		Silicon Laboratories Inc (a)	5,510	248
Corrections Corp of America	11,253	369		Skyworks Solutions Inc	286,321	11,754
Crown Castle International Corp	34,273	2,493		Xilinx Inc	26,928	1,271
Digital Realty Trust Inc	9,344	499				$37,558
Equity Lifestyle Properties Inc	9,305	390
Extra Space Storage Inc	1,327	69		Shipbuilding - 0.04%
Federal Realty Investment Trust	6,615	777		Huntington Ingalls Industries Inc	5,254	541
Omega Healthcare Investors Inc	18,859	656
Plum Creek Timber Co Inc	18,399	802		Software - 7.12%
Rayonier Inc	11,366	513		Akamai Technologies Inc (a)	221,257	11,742
Regency Centers Corp	5,922	310		ANSYS Inc (a)	245,278	18,717
Senior Housing Properties Trust	2,129	50		Autodesk Inc (a)	18,456	886
Tanger Factory Outlet Centers Inc	14,569	520		Broadridge Financial Solutions Inc	18,715	718
Ventas Inc	13,751	909		Cerner Corp (a)	126,861	6,508
Vornado Realty Trust	5,596	574		Citrix Systems Inc (a)	128,606	7,628
Weyerhaeuser Co	60,555	1,808		Concur Technologies Inc (a)	96,176	7,739
		$11,155		Dun & Bradstreet Corp/The	5,709	632
				Electronic Arts Inc (a)	24,076	681
Retail - 12.46%				Fidelity National Information Services Inc	4,611	246
Advance Auto Parts Inc	7,543	915		Fiserv Inc (a)	27,469	1,670
AutoNation Inc (a)	7,841	416
				Guidewire Software Inc (a)	216,940	8,192
AutoZone Inc (a)	3,479	1,857
				Informatica Corp (a)	17,192	609
Bed Bath & Beyond Inc (a)	22,601	1,404
Best Buy Co Inc	11,255	292		Intuit Inc	30,626	2,320
Big Lots Inc (a)	2,384	94		Paychex Inc	29,545	1,235
				Qlik Technologies Inc (a)	170,960	3,758
Brinker International Inc	10,221	502		Red Hat Inc (a)	244,991	11,919
Buffalo Wild Wings Inc (a)	52,363	7,651
				ServiceNow Inc (a)	8,176	407
Burger King Worldwide Inc	15,966	417		SolarWinds Inc (a)	235,277	9,486
CarMax Inc (a)	20,252	887
				Ultimate Software Group Inc/The (a)	71,473	8,550
Chipotle Mexican Grill Inc (a)	14,276	7,116
				Veeva Systems Inc (a)	1,535	30
Coach Inc	29,051	1,297
Dick's Sporting Goods Inc	471,162	24,811				$103,673
Dillard's Inc	2,803	275		Telecommunications - 2.84%
Dollar General Corp (a)	269,611	15,218		CommScope Holding Co Inc (a)	3,803	102
Dollar Tree Inc (a)	244,646	12,739		Fortinet Inc (a)	390,868	8,591
Domino's Pizza Inc	8,946	666		Harris Corp	2,943	216
Dunkin' Brands Group Inc	9,631	438		Intelsat SA (a)	212	4
Family Dollar Stores Inc	10,041	590		IPG Photonics Corp (a)	121,943	7,881
Foot Locker Inc	2,738	127		JDS Uniphase Corp (a)	26,694	338
Gap Inc/The	28,864	1,134		Juniper Networks Inc (a)	14,455	357
GNC Holdings Inc	15,638	704		Knowles Corp (a)	9,452	264
L Brands Inc	21,643	1,173		Level 3 Communications Inc (a)	9,183	395
Lululemon Athletica Inc (a)	123,490	5,672		Motorola Solutions Inc	21,845	1,389
Macy's Inc	30,744	1,766		NeuStar Inc (a)	190,279	4,894
MSC Industrial Direct Co Inc	7,294	664		SBA Communications Corp (a)	171,531	15,397
Nordstrom Inc	13,167	807		tw telecom inc (a)	22,373	687
Nu Skin Enterprises Inc	9,294	809		Windstream Holdings Inc	86,590	785
O'Reilly Automotive Inc (a)	209,442	31,163				$41,300
PetSmart Inc	10,685	723

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Toys, Games & Hobbies - 0.12%
Hasbro Inc	10,184	$563
Mattel Inc	31,210	1,224
		$1,787

Transportation - 2.29%
CH Robinson Worldwide Inc	15,881	935
Expeditors International of Washington Inc	21,636	892
JB Hunt Transport Services Inc	197,236	15,010
Kansas City Southern	10,004	1,009
Kirby Corp (a)	5,178	521
Landstar System Inc	7,190	453
Old Dominion Freight Line Inc (a)	239,940	14,548
		$33,368

Trucking & Leasing - 0.01%
AMERCO	632	158

Water - 0.04%
Aqua America Inc	23,787	597

TOTAL COMMON STOCKS		$1,406,456
INVESTMENT COMPANIES - 3.35%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 3.35%
BlackRock Liquidity Funds TempFund	25,488,417	25,488
Portfolio
Goldman Sachs Financial Square Funds -	22,314,779	22,315
Money Market Fund
JP Morgan Prime Money Market Fund	916,294	916
		$48,719
TOTAL INVESTMENT COMPANIES		$48,719
Total Investments		$1,455,175
Other Assets in Excess of Liabilities, Net - 0.04%		$582
TOTAL NET ASSETS - 100.00%		$1,455,757

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26.13%
Consumer, Cyclical		21.09%
Industrial		16.10%
Technology		10.60%
Financial		7 .04%
Communications		6 .24%
Energy		6 .12%
Exchange Traded Funds		3 .35%
Basic Materials		3 .18%
Utilities		0 .11%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short Contracts			Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2014	Long	386		$52,217	$52,230	$13
Total						$13

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS - 97.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.20%				Chemicals - 2.66%
Lamar Advertising Co	42,352	$2,114		Albemarle Corp	51,452	$3,449
				Ashland Inc	46,832	4,524
				Cabot Corp	38,747	2,239
Aerospace & Defense - 1.47%				Cytec Industries Inc	23,091	2,201
Alliant Techsystems Inc	20,598	2,971		Intrepid Potash Inc (a)	35,784	583
B/E Aerospace Inc (a)	63,940	5,612
Esterline Technologies Corp (a)	20,591	2,245		Minerals Technologies Inc	22,283	1,326
				NewMarket Corp	7,238	2,695
Exelis Inc	122,659	2,274		Olin Corp	51,445	1,446
Triumph Group Inc	33,954	2,200		RPM International Inc	86,194	3,677
		$15,302		Sensient Technologies Corp	32,487	1,756
Agriculture - 0.08%				Valspar Corp/The	50,928	3,720
Universal Corp/VA	15,026	820				$27,616

				Coal - 0.06%
Airlines - 0.52%				Alpha Natural Resources Inc (a)	143,080	615
Alaska Air Group Inc	44,455	4,182
JetBlue Airways Corp (a)	147,330	1,165
				Commercial Services - 5.14%
		$5,347		Aaron's Inc	46,585	1,373
Apparel - 1.42%				Apollo Education Group Inc (a)	64,181	1,852
Carter's Inc	34,723	2,558		Brink's Co/The	31,240	795
Deckers Outdoor Corp (a)	22,407	1,769		Convergys Corp	65,225	1,405
Hanesbrands Inc	64,373	5,284		CoreLogic Inc/United States (a)	59,074	1,656
Under Armour Inc (a)	104,112	5,090		Corporate Executive Board Co	21,768	1,502
		$14,701		Deluxe Corp	32,635	1,793
				DeVry Education Group Inc	36,900	1,662
Automobile Manufacturers - 0.29%				FTI Consulting Inc (a)	26,300	902
Oshkosh Corp	54,452	3,023		Gartner Inc (a)	59,659	4,113
				Global Payments Inc	46,548	3,111
Banks - 4.44%				HMS Holdings Corp (a)	56,622	916
Associated Banc-Corp	104,217	1,829		Leidos Holdings Inc	43,505	1,620
BancorpSouth Inc	54,438	1,272		Manpowergroup Inc	51,492	4,188
Bank of Hawaii Corp	28,825	1,590		Matthews International Corp	17,686	714
Cathay General Bancorp	47,906	1,131		Rent-A-Center Inc/TX	34,158	998
City National Corp/CA	30,790	2,234		Rollins Inc	41,604	1,251
Commerce Bancshares Inc/MO	52,791	2,295		RR Donnelley & Sons Co	128,014	2,253
Cullen/Frost Bankers Inc	34,211	2,614		Science Applications International Corp	26,964	1,052
East West Bancorp Inc	92,687	3,199		SEI Investments Co	92,145	2,984
First Horizon National Corp	152,980	1,758		Service Corp International/US	137,458	2,580
FirstMerit Corp	106,823	2,071		Sotheby's	44,757	1,882
Fulton Financial Corp	123,865	1,510		Towers Watson & Co	41,538	4,661
Hancock Holding Co	53,252	1,796		United Rentals Inc (a)	60,332	5,661
International Bancshares Corp	36,973	849		WEX Inc (a)	25,171	2,416
PacWest Bancorp	61,827	2,434				$53,340
Prosperity Bancshares Inc	36,858	2,175		Computers - 2.81%
Signature Bank/New York NY (a)	30,610	3,637
				3D Systems Corp (a)	62,124	2,941
SVB Financial Group (a)	29,681	3,167
				Cadence Design Systems Inc (a)	187,107	2,911
Synovus Financial Corp	629,362	2,020		Diebold Inc	41,610	1,565
TCF Financial Corp	107,094	1,681		DST Systems Inc	18,938	1,746
Trustmark Corp	43,631	998		Jack Henry & Associates Inc	55,327	3,052
Umpqua Holdings Corp	110,423	1,836		Lexmark International Inc	39,846	1,713
Valley National Bancorp	129,598	1,298		Mentor Graphics Corp	63,051	1,305
Webster Financial Corp	58,488	1,763		MICROS Systems Inc (a)	48,702	2,508
Westamerica Bancorporation	17,092	869		NCR Corp (a)	107,891	3,292
		$46,026		Riverbed Technology Inc (a)	103,547	2,014
Biotechnology - 0.93%				Synopsys Inc (a)	99,726	3,752
Bio-Rad Laboratories Inc (a)	13,000	1,602		VeriFone Systems Inc (a)	71,905	2,405
Charles River Laboratories International Inc (a)	30,846	1,657				$29,204
Cubist Pharmaceuticals Inc (a)	48,411	3,391
United Therapeutics Corp (a)	30,056	3,006		Consumer Products - 1.47%
				Church & Dwight Co Inc	88,793	6,128
		$9,656		Jarden Corp (a)	80,083	4,577
Building Materials - 1.41%				Scotts Miracle-Gro Co/The	28,517	1,745
Eagle Materials Inc	32,343	2,695		Tupperware Brands Corp	32,593	2,767
Fortune Brands Home & Security Inc	107,221	4,273				$15,217
Lennox International Inc	29,141	2,443		Distribution & Wholesale - 1.47%
Louisiana-Pacific Corp (a)	91,426	1,499
				Arrow Electronics Inc (a)	64,697	3,672
Martin Marietta Materials Inc	29,875	3,714		Ingram Micro Inc (a)	100,033	2,697
		$14,624		LKQ Corp (a)	195,060	5,680
				Owens & Minor Inc	40,838	1,370

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Distribution & Wholesale (continued)				Food (continued)
Watsco Inc	17,573	$1,808		Post Holdings Inc (a)	24,396	$1,275
		$15,227		SUPERVALU Inc (a)	127,731	893
				Tootsie Roll Industries Inc	13,383	377
Diversified Financial Services - 2.33%				United Natural Foods Inc (a)	32,108	2,216
Affiliated Managers Group Inc (a)	34,469	6,832
				WhiteWave Foods Co/The (a)	112,310	3,110
CBOE Holdings Inc	55,974	2,987				$21,360
Eaton Vance Corp	79,437	2,865
Federated Investors Inc	61,045	1,742		Forest Products & Paper - 0.19%
Greenhill & Co Inc	17,198	863		Domtar Corp	21,049	1,965
Janus Capital Group Inc	97,685	1,185
Raymond James Financial Inc	80,163	3,984
Waddell & Reed Financial Inc	54,921	3,704		Gas - 1.76%
				Atmos Energy Corp	64,825	3,308
		$24,162		National Fuel Gas Co	54,219	3,993
Electric - 2.66%				ONE Gas Inc	33,617	1,230
Alliant Energy Corp	71,805	4,199		Questar Corp	113,337	2,752
Black Hills Corp	28,803	1,663		UGI Corp	74,274	3,468
Cleco Corp	39,140	2,057		Vectren Corp	53,342	2,164
Great Plains Energy Inc	99,585	2,672		WGL Holdings Inc	33,565	1,335
Hawaiian Electric Industries Inc	65,638	1,574				$18,250
IDACORP Inc	32,503	1,825
MDU Resources Group Inc	122,563	4,341		Hand & Machine Tools - 0.78%
				Kennametal Inc	50,871	2,377
OGE Energy Corp	128,551	4,799		Lincoln Electric Holdings Inc	52,431	3,503
PNM Resources Inc	51,553	1,427		Regal-Beloit Corp	29,182	2,181
Westar Energy Inc	83,356	2,991
		$27,548				$8,061
				Healthcare - Products - 3.65%
Electrical Components & Equipment - 1.25%				Align Technology Inc (a)	46,408	2,338
Acuity Brands Inc	27,869	3,472
				Cooper Cos Inc/The	30,975	4,086
Energizer Holdings Inc	40,533	4,527		Henry Schein Inc (a)	55,298	6,317
General Cable Corp	31,868	817		Hill-Rom Holdings Inc	37,186	1,389
Hubbell Inc	34,883	4,106		Hologic Inc (a)	177,589	3,727
		$12,922		IDEXX Laboratories Inc (a)	33,396	4,223
Electronics - 2.59%				Masimo Corp (a)	33,397	894
Avnet Inc	89,526	3,861		ResMed Inc	91,685	4,570
FEI Co	27,332	2,173		Sirona Dental Systems Inc (a)	35,781	2,691
Gentex Corp/MI	94,268	2,703		STERIS Corp	38,140	1,833
Itron Inc (a)	25,346	963		Techne Corp	21,495	1,920
Mettler-Toledo International Inc (a)	19,022	4,434		Teleflex Inc	26,676	2,723
National Instruments Corp	63,625	1,738		Thoratec Corp (a)	36,748	1,205
Tech Data Corp (a)	24,634	1,539				$37,916
Trimble Navigation Ltd (a)	168,175	6,463
				Healthcare - Services - 1.93%
Vishay Intertechnology Inc	87,797	1,249		Community Health Systems Inc (a)	73,379	2,780
Woodward Inc	38,712	1,736		Covance Inc (a)	36,656	3,236
		$26,859		Health Net Inc/CA (a)	51,784	1,778
Engineering & Construction - 0.73%				LifePoint Hospitals Inc (a)	30,525	1,707
AECOM Technology Corp (a)	64,115	2,078		Mednax Inc (a)	65,503	3,881
Granite Construction Inc	23,426	876		Universal Health Services Inc	58,079	4,750
KBR Inc	95,886	2,433		WellCare Health Plans Inc (a)	28,331	1,912
URS Corp	46,688	2,200				$20,044

		$7,587		Home Builders - 0.95%
Entertainment - 0.51%				KB Home	57,662	952
Bally Technologies Inc (a)	25,304	1,647		MDC Holdings Inc	25,262	697
Cinemark Holdings Inc	67,209	1,991		NVR Inc (a)	2,663	2,868
DreamWorks Animation SKG Inc (a)	46,523	1,118		Thor Industries Inc	28,980	1,764
International Speedway Corp	18,063	568		Toll Brothers Inc (a)	103,505	3,544
		$5,324				$9,825

Environmental Control - 0.66%				Home Furnishings - 0.19%
Clean Harbors Inc (a)	35,764	2,146		Tempur Sealy International Inc (a)	39,248	1,969
MSA Safety Inc	20,472	1,080
Waste Connections Inc	79,996	3,572		Insurance - 5.11%
		$6,798		Alleghany Corp (a)	10,815	4,412
Food - 2.06%				American Financial Group Inc/OH	46,372	2,710
Dean Foods Co	61,449	973		Arthur J Gallagher & Co	98,866	4,451
Flowers Foods Inc	113,411	2,327		Aspen Insurance Holdings Ltd	42,158	1,930
Hain Celestial Group Inc (a)	32,280	2,777		Brown & Brown Inc	77,184	2,299
Hillshire Brands Co/The	79,236	2,825		Everest Re Group Ltd	30,661	4,845
Ingredion Inc	48,212	3,397		Fidelity National Financial Inc	178,844	5,755
Lancaster Colony Corp	12,541	1,190		First American Financial Corp	68,698	1,827

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)				Miscellaneous Manufacturing (continued)
Hanover Insurance Group Inc/The	28,401	$1,660		Harsco Corp	52,217	$1,249
HCC Insurance Holdings Inc	64,592	2,967		ITT Corp	59,156	2,552
Kemper Corp	33,053	1,303		SPX Corp	29,045	2,958
Mercury General Corp	23,483	1,124		Trinity Industries Inc	50,150	3,764
Old Republic International Corp	156,779	2,596				$26,919
Primerica Inc	35,575	1,633
Protective Life Corp	50,872	2,602		Office Furnishings - 0.21%
Reinsurance Group of America Inc	45,802	3,514		Herman Miller Inc	38,224	1,178
RenaissanceRe Holdings Ltd	26,967	2,729		HNI Corp	29,114	1,026
StanCorp Financial Group Inc	28,293	1,729				$2,204
WR Berkley Corp	67,385	2,981		Oil & Gas - 3.65%
		$53,067		Atwood Oceanics Inc (a)	37,401	1,854
				Bill Barrett Corp (a)	31,813	753
Internet - 1.28%
AOL Inc (a)	51,423	2,201		Cimarex Energy Co	56,316	6,708
Conversant Inc (a)	40,978	1,002		Energen Corp	47,062	3,667
				Gulfport Energy Corp (a)	55,155	4,063
Equinix Inc (a)	31,975	6,005
Rackspace Hosting Inc (a)	75,273	2,185		HollyFrontier Corp	128,777	6,772
				Murphy USA Inc (a)	28,741	1,222
TIBCO Software Inc (a)	98,783	1,939
		$13,332		Patterson-UTI Energy Inc	93,349	3,037
				Rosetta Resources Inc (a)	39,703	1,880
Iron & Steel - 1.11%				SM Energy Co	43,400	3,217
Carpenter Technology Corp	34,343	2,157		Unit Corp (a)	28,359	1,870
Cliffs Natural Resources Inc	98,887	1,752		WPX Energy Inc (a)	130,568	2,778
Commercial Metals Co	75,926	1,458				$37,821
Reliance Steel & Aluminum Co	50,205	3,555
Steel Dynamics Inc	144,333	2,637		Oil & Gas Services - 2.04%
		$11,559		CARBO Ceramics Inc	12,859	1,799
				Dresser-Rand Group Inc (a)	49,376	2,984
Leisure Products & Services - 0.90%				Dril-Quip Inc (a)	26,326	2,978
Brunswick Corp/DE	59,910	2,408		Helix Energy Solutions Group Inc (a)	63,643	1,530
Life Time Fitness Inc (a)	25,078	1,203		Oceaneering International Inc	70,027	5,132
Polaris Industries Inc	42,536	5,714		Oil States International Inc (a)	34,523	3,354
		$9,325		Superior Energy Services Inc	102,657	3,379

Machinery - Construction & Mining - 0.30%						$21,156
Terex Corp	71,647	3,102		Packaging & Containers - 1.34%
				Greif Inc	19,741	1,070
				Packaging Corp of America	63,561	4,235
Machinery - Diversified - 1.90%				Rock-Tenn Co	46,404	4,437
AGCO Corp	56,393	3,141
Graco Inc	39,391	2,856		Silgan Holdings Inc	28,320	1,409
IDEX Corp	52,353	3,904		Sonoco Products Co	66,195	2,785
Nordson Corp	39,150	2,911				$13,936
Wabtec Corp/DE	62,131	4,632		Pharmaceuticals - 1.77%
Zebra Technologies Corp (a)	32,600	2,263		Endo International PLC (a)	88,986	5,601
		$19,707		Mallinckrodt PLC (a)	37,648	2,682
				Omnicare Inc	64,582	3,828
Media - 0.90%				Salix Pharmaceuticals Ltd (a)	40,991	4,509
AMC Networks Inc (a)	38,370	2,520
				VCA Antech Inc (a)	57,116	1,749
FactSet Research Systems Inc	25,751	2,743
John Wiley & Sons Inc	30,145	1,732				$18,369
Meredith Corp	24,006	1,058		Publicly Traded Investment Fund - 1.32%
New York Times Co/The	81,419	1,309		iShares Core S&P Mid-Cap ETF	101,225	13,696
		$9,362

Metal Fabrication & Hardware - 0.68%				Real Estate - 0.42%
Timken Co/The	50,442	3,182		Alexander & Baldwin Inc	27,722	1,034
Valmont Industries Inc	17,365	2,586		Jones Lang LaSalle Inc	28,802	3,338
Worthington Industries Inc	34,179	1,257				$4,372

		$7,025		REITS - 8.39%
Mining - 0.46%				Alexandria Real Estate Equities Inc	46,367	3,423
Compass Minerals International Inc	21,677	1,986		American Campus Communities Inc	67,817	2,591
Royal Gold Inc	42,144	2,790		BioMed Realty Trust Inc	124,635	2,605
		$4,776		Camden Property Trust	55,286	3,786
				Corporate Office Properties Trust	56,586	1,514
Miscellaneous Manufacturing - 2.59%				Corrections Corp of America	75,047	2,462
AO Smith Corp	49,609	2,320		Duke Realty Corp	211,664	3,708
AptarGroup Inc	42,412	2,859		Equity One Inc	40,980	923
Carlisle Cos Inc	41,201	3,389		Extra Space Storage Inc	71,202	3,726
CLARCOR Inc	32,628	1,885		Federal Realty Investment Trust	43,248	5,083
Crane Co	31,676	2,304		Highwoods Properties Inc	58,201	2,348
Donaldson Co Inc	86,451	3,639		Home Properties Inc	36,926	2,275

See accompanying notes

     Schedule of Investments MidCap S&P 400 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Shipbuilding - 0.31%
Hospitality Properties Trust	96,835	$2,910		Huntington Ingalls Industries Inc	31,534	$3,248
Kilroy Realty Corp	53,140	3,166
Liberty Property Trust	94,880	3,558
				Software - 3.10%
Mack-Cali Realty Corp	57,338	1,168		ACI Worldwide Inc (a)	24,887	1,422
Mid-America Apartment Communities Inc	48,522	3,380		Acxiom Corp (a)	49,434	1,396
National Retail Properties Inc	78,962	2,695		Advent Software Inc	26,247	756
Omega Healthcare Investors Inc	80,401	2,796		Allscripts Healthcare Solutions Inc (a)	103,139	1,570
Potlatch Corp	26,236	1,003		ANSYS Inc (a)	59,893	4,570
Rayonier Inc	81,831	3,691		Broadridge Financial Solutions Inc	77,306	2,964
Realty Income Corp	142,081	6,173		CommVault Systems Inc (a)	28,895	1,399
Regency Centers Corp	59,760	3,133		Compuware Corp	141,215	1,463
Senior Housing Properties Trust	130,528	3,063		Concur Technologies Inc (a)	30,788	2,478
SL Green Realty Corp	61,517	6,441
				Fair Isaac Corp	22,596	1,292
Taubman Centers Inc	40,857	2,976		Informatica Corp (a)	70,684	2,506
UDR Inc	162,733	4,208		MSCI Inc (a)	75,471	3,060
Weingarten Realty Investors	72,614	2,266		PTC Inc (a)	76,827	2,717
		$87,071		SolarWinds Inc (a)	42,306	1,706
Retail - 5.91%				Solera Holdings Inc	44,640	2,892
Abercrombie & Fitch Co	49,449	1,818				$32,191
Advance Auto Parts Inc	47,200	5,725
American Eagle Outfitters Inc	109,804	1,269		Telecommunications - 1.72%
ANN Inc (a)	29,721	1,165		ADTRAN Inc	36,660	822
				Ciena Corp (a)	67,976	1,344
Ascena Retail Group Inc (a)	83,546	1,437
				Fortinet Inc (a)	88,537	1,946
Big Lots Inc (a)	37,786	1,493
				InterDigital Inc/PA	26,182	909
Bob Evans Farms Inc	15,978	749		JDS Uniphase Corp (a)	151,122	1,915
Brinker International Inc	43,455	2,135		Knowles Corp (a)	55,019	1,537
Cabela's Inc (a)	30,183	1,980
				NeuStar Inc (a)	39,605	1,019
Cheesecake Factory Inc/The	30,663	1,376		Plantronics Inc	27,829	1,212

Chico's FAS Inc	102,774	1,632		Polycom Inc (a)	88,594	1,090
Copart Inc (a)	72,503	2,630
				RF Micro Devices Inc (a)	182,871	1,543
CST Brands Inc	48,930	1,597
				Telephone & Data Systems Inc	64,057	1,742
Dick's Sporting Goods Inc	65,944	3,473		tw telecom inc (a)	91,017	2,793
Domino's Pizza Inc	36,071	2,683
Foot Locker Inc	94,972	4,419				$17,872
Guess? Inc	38,456	1,035		Transportation - 1.99%
HSN Inc	21,660	1,257		Con-way Inc	36,842	1,565
JC Penney Co Inc (a)	197,157	1,680		Genesee & Wyoming Inc (a)	32,953	3,263
Kate Spade & Co (a)	79,865	2,777		JB Hunt Transport Services Inc	59,190	4,504
MSC Industrial Direct Co Inc	30,564	2,783		Kirby Corp (a)	36,830	3,706
Office Depot Inc (a)	313,524	1,282		Landstar System Inc	29,448	1,855
Panera Bread Co (a)	17,048	2,608		Old Dominion Freight Line Inc (a)	45,172	2,739
Signet Jewelers Ltd	51,917	5,260		Tidewater Inc	32,022	1,631
Wendy's Co/The	170,630	1,418		UTI Worldwide Inc	58,989	577
Williams-Sonoma Inc	56,758	3,565		Werner Enterprises Inc	29,695	760
World Fuel Services Corp	46,524	2,119				$20,600
		$61,365
				Trucking & Leasing - 0.19%
Savings & Loans - 0.83%				GATX Corp	29,772	1,954
Astoria Financial Corp	54,376	721
First Niagara Financial Group Inc	229,048	2,043
New York Community Bancorp Inc	286,175	4,410		Water - 0.28%
Washington Federal Inc	66,346	1,432		Aqua America Inc	114,435	2,871
		$8,606
				TOTAL COMMON STOCKS		$1,015,493
Semiconductors - 2.56%				INVESTMENT COMPANIES - 2.47%	Shares Held	Value(000	's)
Advanced Micro Devices Inc (a)	399,461	1,634
Atmel Corp (a)	275,360	2,140		Publicly Traded Investment Fund - 2.47%
Cree Inc (a)	78,710	3,713		BlackRock Liquidity Funds FedFund Portfolio	25,619,731	25,620
Cypress Semiconductor Corp (a)	91,877	870
Fairchild Semiconductor International Inc (a)	80,736	1,028		TOTAL INVESTMENT COMPANIES		$25,620
Integrated Device Technology Inc (a)	88,306	1,030		Total Investments		$1,041,113
International Rectifier Corp (a)	46,117	1,201		Liabilities in Excess of Other Assets, Net - (0.34)%		$(3,494)
Intersil Corp	82,687	1,020		TOTAL NET ASSETS - 100.00%		$1,037,619
Rovi Corp (a)	63,750	1,421
Semtech Corp (a)	44,425	1,065
Silicon Laboratories Inc (a)	25,501	1,146		(a) Non-Income Producing Security
Skyworks Solutions Inc	122,279	5,020
SunEdison Inc (a)	159,072	3,059
Teradyne Inc	125,546	2,218
		$26,565

See accompanying notes

Schedule of Investments MidCap S&P 400 Index Fund April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		21.52%
Industrial		18.19%
Consumer, Non-cyclical		17.03%
Consumer, Cyclical		12.37%
Technology		8 .47%
Energy		5 .75%
Utilities		4 .70%
Basic Materials		4 .42%
Communications		4 .10%
Exchange Traded Funds		3 .79%
Liabilities in Excess of Other Assets, Net		(0.34)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2014	Long	162	$21,925	$21,920	$(5)
Total					$(5)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments MidCap Value Fund I

April 30, 2014 (unaudited)

COMMON STOCKS - 96.41%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.11%				Beverages (continued)
Interpublic Group of Cos Inc/The	98,056	$1,708		Constellation Brands Inc (a)	63,033	$5,032
				Molson Coors Brewing Co	32,409	1,944

Aerospace & Defense - 1.39%						$7,801
Alliant Techsystems Inc	9,528	1,374		Biotechnology - 0.04%
B/E Aerospace Inc (a)	624	55		Bio-Rad Laboratories Inc (a)	2,151	265
Exelis Inc	71,015	1,317		Charles River Laboratories International Inc (a)	6,160	331
L-3 Communications Holdings Inc	17,648	2,036				$596
Rockwell Collins Inc	1,535	119
				Building Materials - 1.14%
Triumph Group Inc	262,966	17,043		Armstrong World Industries Inc (a)	169,267	8,897
		$21,944
				Fortune Brands Home & Security Inc	2,069	83
Agriculture - 0.29%				Louisiana-Pacific Corp (a)	394,834	6,471
Bunge Ltd	57,239	4,559		Owens Corning Inc	41,232	1,684
				Vulcan Materials Co	14,843	958
Airlines - 1.05%						$18,093
Alaska Air Group Inc	7,005	659		Chemicals - 2.10%
Delta Air Lines Inc	51,136	1,883		Albemarle Corp	5,395	362
Southwest Airlines Co	107,578	2,600		Ashland Inc	17,376	1,678
United Continental Holdings Inc (a)	282,740	11,556		Cabot Corp	6,824	394
		$16,698		Celanese Corp	220,002	13,515
Apparel - 0.01%				CF Industries Holdings Inc	8,610	2,111
Deckers Outdoor Corp (a)	2,031	160		Cytec Industries Inc	7,977	760
				Huntsman Corp	42,937	1,076
				Mosaic Co/The	10,180	509
Automobile Manufacturers - 0.24%				Rockwood Holdings Inc	32,624	2,318
Ford Motor Co	16,510	267		RPM International Inc	839	36
General Motors Co	24,550	846		Sigma-Aldrich Corp	665	64
Oshkosh Corp	6,093	338		Valspar Corp/The	141,770	10,355
PACCAR Inc	36,845	2,358		Westlake Chemical Corp	560	40
		$3,809		WR Grace & Co (a)	968	89

Automobile Parts & Equipment - 0.21%						$33,307
Allison Transmission Holdings Inc	3,066	91		Coal - 0.34%
Lear Corp	16,070	1,335		Consol Energy Inc	69,391	3,089
TRW Automotive Holdings Corp (a)	22,753	1,828		Peabody Energy Corp	123,558	2,348
		$3,254				$5,437

Banks - 5.58%				Commercial Services - 1.89%
Associated Banc-Corp	35,446	622		Aaron's Inc	6,762	199
Bank of Hawaii Corp	18,084	997		ADT Corp/The	21,558	651
Bank of New York Mellon Corp/The	18,500	627		Apollo Education Group Inc (a)	61,259	1,768
BankUnited Inc	8,550	282		Booz Allen Hamilton Holding Corp	21,167	492
BB&T Corp	14,230	531		Cintas Corp	5,272	311
BOK Financial Corp	5,233	342		CoreLogic Inc/United States (a)	33,218	931
CIT Group Inc	38,668	1,665		DeVry Education Group Inc	10,138	457
City National Corp/CA	1,881	137		Global Payments Inc	134,896	9,016
Comerica Inc	55,051	2,656		Hertz Global Holdings Inc (a)	271,812	7,739
Commerce Bancshares Inc/MO	9,204	400		KAR Auction Services Inc	4,935	147
Cullen/Frost Bankers Inc	9,365	716		Manpowergroup Inc	23,393	1,902
East West Bancorp Inc	9,878	341		McGraw Hill Financial Inc	8,820	652
Fifth Third Bancorp	61,794	1,274		Quanta Services Inc (a)	11,760	415
First Citizens BancShares Inc/NC	3,328	748		RR Donnelley & Sons Co	20,402	359
First Horizon National Corp	25,316	291		Science Applications International Corp	5,146	201
First Republic Bank/CA	197,849	10,043		Service Corp International/US	62,966	1,181
Fulton Financial Corp	44,573	543		Total System Services Inc	3,616	115
Huntington Bancshares Inc/OH	1,272,564	11,657		Towers Watson & Co	30,055	3,373
KeyCorp	940,315	12,825				$29,909
M&T Bank Corp	148,139	18,075
Northern Trust Corp	53,862	3,245		Computers - 1.31%
Popular Inc (a)	78,488	2,425		Brocade Communications Systems Inc	178,173	1,658
Regions Financial Corp	231,175	2,344		Computer Sciences Corp	43,340	2,565
Signature Bank/New York NY (a)	58,943	7,004		Diebold Inc	800	30
SunTrust Banks Inc	150,473	5,757		DST Systems Inc	606	56
SVB Financial Group (a)	3,159	337		Hewlett-Packard Co	57,320	1,895
Synovus Financial Corp	101,576	326		Lexmark International Inc	18,803	809
				MICROS Systems Inc (a)	7,158	369
Valley National Bancorp	22,384	224		NCR Corp (a)	1,100	33
Zions Bancorporation	67,396	1,949
		$88,383		NetApp Inc	204,883	7,296
				SanDisk Corp	10,493	892
Beverages - 0.49%				Synopsys Inc (a)	10,567	397
Beam Inc	9,879	825		Teradata Corp (a)	9,570	435

See accompanying notes

d

Schedule of Investments
MidCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electronics (continued)
VeriFone Systems Inc (a)	16,909	$565		Avnet Inc	43,439	$1,874
Western Digital Corp	42,283	3,727		AVX Corp	29,753	397
		$20,727		Garmin Ltd	8,810	503
				Gentex Corp/MI	6,417	184
Consumer Products - 0.02%				Jabil Circuit Inc	60,846	1,050
Avery Dennison Corp	7,271	354		PerkinElmer Inc	36,545	1,534
Jarden Corp (a)	34	2
				Tech Data Corp (a)	8,306	519
		$356		Tyco International Ltd	265,895	10,875
Cosmetics & Personal Care - 0.02%				Vishay Intertechnology Inc	14,068	200
Avon Products Inc	23,500	359				$38,496
				Engineering & Construction - 0.61%
Distribution & Wholesale - 0.25%				AECOM Technology Corp (a)	40,386	1,309
Arrow Electronics Inc (a)	32,759	1,859		Fluor Corp	4,491	340
Genuine Parts Co	842	73		Jacobs Engineering Group Inc (a)	9,120	526
Ingram Micro Inc (a)	22,842	616		KBR Inc	219,261	5,563
WESCO International Inc (a)	15,637	1,373		URS Corp	40,251	1,897
		$3,921				$9,635

Diversified Financial Services - 4.72%				Entertainment - 0.10%
Ameriprise Financial Inc	28,564	3,189		Dolby Laboratories Inc (a)	2,848	114
Blackhawk Network Holdings Inc (a)	13,655	314		Gaming and Leisure Properties Inc	18,733	688
E*Trade Financial Corp (a)	295,617	6,637		International Game Technology	28,070	352
Interactive Brokers Group Inc - A Shares	4,866	116		Penn National Gaming Inc (a)	13,760	154
IntercontinentalExchange Group Inc	2,553	522		Regal Entertainment Group	6,297	118
Invesco Ltd	485,127	17,081		Six Flags Entertainment Corp	5,520	222
Legg Mason Inc	66,747	3,130				$1,648
NASDAQ OMX Group Inc/The	434,565	16,036
Raymond James Financial Inc	248,797	12,365		Environmental Control - 0.04%
				Republic Services Inc	16,651	584
Santander Consumer USA Holdings Inc	2,445	56		Waste Connections Inc	1,040	47
SLM Corp	556,381	14,327
SLM Corp (a)	55,204	511				$631
TD Ameritrade Holding Corp	14,340	457		Food - 2.17%
		$74,741		Campbell Soup Co	20,981	955
				Dean Foods Co	26,740	424
Electric - 6.53%				Ingredion Inc	140,447	9,894
AES Corp/VA	563,757	8,146
Alliant Energy Corp	6,833	400		JM Smucker Co/The	6,657	644
Ameren Corp	198,490	8,199		Kroger Co/The	316,464	14,570
Calpine Corp (a)	485,987	11,143		Pinnacle Foods Inc	11,980	364
				Safeway Inc	96,806	3,297
CMS Energy Corp	44,185	1,339		Tyson Foods Inc	101,098	4,243
Consolidated Edison Inc	72,088	4,183
DTE Energy Co	10,713	837				$34,391
Edison International	236,199	13,359		Forest Products & Paper - 0.08%
Entergy Corp	30,336	2,199		Domtar Corp	3,530	330
Exelon Corp	52,680	1,845		International Paper Co	6,662	311
FirstEnergy Corp	551,017	18,597		MeadWestvaco Corp	16,625	649
Great Plains Energy Inc	13,104	352				$1,290
Integrys Energy Group Inc	4,872	299
MDU Resources Group Inc	74,184	2,628		Gas - 1.42%
Northeast Utilities	53,983	2,551		AGL Resources Inc	10,233	553
NRG Energy Inc	42,426	1,388		Atmos Energy Corp	15,328	783
OGE Energy Corp	16,897	631		CenterPoint Energy Inc	82,547	2,044
Pepco Holdings Inc	14,898	399		National Fuel Gas Co	11,231	827
Pinnacle West Capital Corp	17,542	982		NiSource Inc	19,217	698
PPL Corp	55,775	1,860		ONE Gas Inc	452	17
Public Service Enterprise Group Inc	71,607	2,934		Questar Corp	10	—
SCANA Corp	145,979	7,836		Sempra Energy	152,008	14,989
TECO Energy Inc	2,836	51		UGI Corp	41,092	1,918
Westar Energy Inc	11,011	395		Vectren Corp	15,136	614
Wisconsin Energy Corp	14,206	689				$22,443
Xcel Energy Inc	320,116	10,202		Hand & Machine Tools - 0.26%
		$103,444		Kennametal Inc	13,133	614
Electrical Components & Equipment - 0.11%				Regal-Beloit Corp	4,813	360
Energizer Holdings Inc	12,096	1,351		Snap-on Inc	3,554	412
General Cable Corp	6,356	163		Stanley Black & Decker Inc	31,008	2,663
Hubbell Inc	1,694	199				$4,049
		$1,713		Healthcare - Products - 1.74%
				Alere Inc (a)	3,267	109
Electronics - 2.43%				Boston Scientific Corp (a)	472,695	5,961
Agilent Technologies Inc	395,264	21,360		CareFusion Corp (a)	40,093	1,566

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Insurance (continued)
Cooper Cos Inc/The	1,299	$171		Hartford Financial Services Group Inc/The	103,580	$3,715
CR Bard Inc	52,441	7,202		HCC Insurance Holdings Inc	6,235	286
DENTSPLY International Inc	6,381	285		Kemper Corp	26,924	1,061
Edwards Lifesciences Corp (a)	6,410	522		Lincoln National Corp	509,039	24,693
Hill-Rom Holdings Inc	9,453	354		Loews Corp	17,490	769
Hologic Inc (a)	148,070	3,107		Markel Corp (a)	841	526
Hospira Inc (a)	52,573	2,408		MBIA Inc (a)	14,869	180
Patterson Cos Inc	964	39		Old Republic International Corp	101,701	1,684
QIAGEN NV (a)	62,941	1,378		PartnerRe Ltd	26,980	2,843
St Jude Medical Inc	7,333	465		Progressive Corp/The	34,050	826
Techne Corp	2,070	185		Protective Life Corp	45,069	2,305
Teleflex Inc	15,642	1,597		Reinsurance Group of America Inc	5,238	402
Zimmer Holdings Inc	21,988	2,128		RenaissanceRe Holdings Ltd	56,505	5,719
		$27,477		StanCorp Financial Group Inc	29,602	1,809
				Torchmark Corp	9,925	791
Healthcare - Services - 3.93%				Unum Group	269,084	8,940
Cigna Corp	209,393	16,760		Validus Holdings Ltd	292,344	10,837
Community Health Systems Inc (a)	11,283	428
DaVita HealthCare Partners Inc (a)	11,810	818		Voya Financial Inc	366,031	12,954
HCA Holdings Inc (a)	76,750	3,991		White Mountains Insurance Group Ltd	628	374
Health Net Inc/CA (a)	8,330	286		WR Berkley Corp	27,875	1,234
				XL Group PLC	456,471	14,310
Humana Inc	146,636	16,093				$152,413
Laboratory Corp of America Holdings (a)	75,376	7,440
LifePoint Hospitals Inc (a)	5,070	284		Internet - 2.10%
Mednax Inc (a)	3,715	220		Expedia Inc	110,903	7,873
Quest Diagnostics Inc	64,997	3,635		F5 Networks Inc (a)	55,341	5,820
Tenet Healthcare Corp (a)	237,697	10,715		Liberty Interactive Corp (a)	435,033	12,642
Universal Health Services Inc	6,674	546		Symantec Corp	54,665	1,109
WellPoint Inc	9,240	930		TIBCO Software Inc (a)	286,514	5,624
		$62,146		Zynga Inc (a)	60,540	245

Holding Companies - Diversified - 0.03%						$33,313
Leucadia National Corp	15,811	404		Investment Companies - 0.02%
				Ares Capital Corp	18,354	315

Home Builders - 0.85%
DR Horton Inc	91,011	2,028		Iron & Steel - 0.70%
Lennar Corp	19,672	759		Cliffs Natural Resources Inc	16,369	290
NVR Inc (a)	1,212	1,305		Nucor Corp	19,573	1,013
Toll Brothers Inc (a)	271,340	9,291		Reliance Steel & Aluminum Co	126,423	8,953
		$13,383		Steel Dynamics Inc	23,158	423
				United States Steel Corp	15,160	395
Home Furnishings - 0.18%						$11,074
Harman International Industries Inc	4,883	535
Whirlpool Corp	15,390	2,361		Leisure Products & Services - 0.17%
		$2,896		Royal Caribbean Cruises Ltd	51,860	2,755

Housewares - 0.08%
Newell Rubbermaid Inc	23,536	709		Lodging - 1.33%
Toro Co	8,503	540		Marriott International Inc/DE	2,692	156
		$1,249		MGM Resorts International (a)	417,293	10,528
				Starwood Hotels & Resorts Worldwide Inc	135,539	10,389
Insurance - 9.63%						$21,073
Aflac Inc	17,810	1,117
Alleghany Corp (a)	7,694	3,139		Machinery - Construction & Mining - 0.70%
Allied World Assurance Co Holdings AG	5,670	611		Joy Global Inc	43,937	2,653
American Financial Group Inc/OH	7,180	420		Terex Corp	195,581	8,467
American National Insurance Co	7,514	845				$11,120
Aon PLC	44,655	3,790
Arch Capital Group Ltd (a)	9,009	516		Machinery - Diversified - 0.66%
				AGCO Corp	60,407	3,365
Arthur J Gallagher & Co	240,091	10,809		Babcock & Wilcox Co/The	15,640	544
Aspen Insurance Holdings Ltd	20,721	949
Assurant Inc	34,618	2,333		IDEX Corp	553	41
				Roper Industries Inc	27,783	3,861
Assured Guaranty Ltd	61,493	1,470		Xylem Inc/NY	59,210	2,226
Axis Capital Holdings Ltd	9,810	449		Zebra Technologies Corp (a)	4,959	344
Cincinnati Financial Corp	10,097	492
CNA Financial Corp	2,643	108				$10,381
Endurance Specialty Holdings Ltd	6,379	324		Media - 2.03%
Erie Indemnity Co	2,370	170		AMC Networks Inc (a)	91,102	5,983
Everest Re Group Ltd	79,710	12,597		Cablevision Systems Corp	73,795	1,232
Fidelity National Financial Inc	22,449	723		DIRECTV (a)	23,210	1,801
Genworth Financial Inc (a)	846,443	15,109		Gannett Co Inc	64,143	1,742
Hanover Insurance Group Inc/The	3,149	184		Graham Holdings Co	466	313

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Media (continued)				Oil & Gas Services - 1.39%
John Wiley & Sons Inc	18,703	$1,075		Cameron International Corp (a)	217,972	$14,160
Liberty Media Corp (a)	89,746	11,641		Dresser-Rand Group Inc (a)	9,650	583
Nielsen Holdings NV	13,011	611		MRC Global Inc (a)	4,685	137
Scripps Networks Interactive Inc	86,056	6,460		Oil States International Inc (a)	68,574	6,661
Starz (a)	1,309	42		RPC Inc	1,301	29
Time Warner Cable Inc	9,073	1,284		Superior Energy Services Inc	10,852	357
		$32,184				$21,927

Metal Fabrication & Hardware - 0.88%				Packaging & Containers - 1.32%
Timken Co/The	219,621	13,854		Ball Corp	34,216	1,923
				Bemis Co Inc	12,922	520
				Crown Holdings Inc (a)	69,630	3,285
Mining - 0.89%				Greif Inc	2,532	137
Alcoa Inc	406,348	5,473		Owens-Illinois Inc (a)	59,448	1,889
Newmont Mining Corp	328,357	8,153
Royal Gold Inc	5,027	333		Packaging Corp of America	156,538	10,430
Tahoe Resources Inc (a)	7,705	172		Rock-Tenn Co	2,117	202
				Sealed Air Corp	42,269	1,450
		$14,131		Silgan Holdings Inc	15,270	760
Miscellaneous Manufacturing - 4.04%				Sonoco Products Co	7,086	298
AO Smith Corp	17,834	834				$20,894
Carlisle Cos Inc	139,840	11,502
Crane Co	177,537	12,912		Pharmaceuticals - 2.01%
				Cardinal Health Inc	315,952	21,962
Donaldson Co Inc	1,131	48		Endo International PLC (a)	92,274	5,808
Dover Corp	4,654	402		Express Scripts Holding Co (a)	5,070	338
Harsco Corp	36,443	872		Forest Laboratories Inc (a)	17,318	1,591
Ingersoll-Rand PLC	14,532	869		Omnicare Inc	23,788	1,410
ITT Corp	108,371	4,675		Quintiles Transnational Holdings Inc (a)	1,560	73
Leggett & Platt Inc	10,032	330		VCA Antech Inc (a)	21,995	674
Parker Hannifin Corp	41,293	5,239
Pentair Ltd	14,547	1,081				$31,856
SPX Corp	32,814	3,341		Private Equity - 0.02%
Textron Inc	489,195	20,008		American Capital Ltd (a)	17,344	260
Trinity Industries Inc	23,873	1,792

		$63,905		Real Estate - 0.58%
Office & Business Equipment - 0.98%				Alexander & Baldwin Inc	2,490	93
Pitney Bowes Inc	12,192	327		CBRE Group Inc (a)	68,440	1,823
Xerox Corp	1,262,523	15,264		Forest City Enterprises Inc (a)	66,559	1,259
		$15,591		Howard Hughes Corp/The (a)	2,367	338
				Jones Lang LaSalle Inc	31,861	3,692
Oil & Gas - 5.83%				Realogy Holdings Corp (a)	37,260	1,567
Atwood Oceanics Inc (a)	4,988	247
				WP Carey Inc	5,995	368
Chesapeake Energy Corp	670,796	19,285				$9,140
Cimarex Energy Co	137,681	16,401
Denbury Resources Inc	159,791	2,688		REITS - 7.78%
Devon Energy Corp	27,281	1,910		Alexandria Real Estate Equities Inc	21,942	1,620
Energen Corp	7,722	602		American Capital Agency Corp	114,227	2,594
EQT Corp	72,364	7,887		American Homes 4 Rent	29,380	472
Forest Oil Corp (a)	11,317	21		American Tower Corp	1,040	87
Helmerich & Payne Inc	6,452	701		Annaly Capital Management Inc	320,296	3,700
HollyFrontier Corp	21,122	1,111		Apartment Investment & Management Co	21,333	658
Kosmos Energy Ltd (a)	3,660	40		AvalonBay Communities Inc	125,080	17,079
Marathon Petroleum Corp	7,737	719		BioMed Realty Trust Inc	23,295	487
Murphy Oil Corp	36,537	2,318		Boston Properties Inc	13,486	1,580
Murphy USA Inc (a)	7,236	307		Brandywine Realty Trust	16,751	244
Nabors Industries Ltd	66,766	1,703		Camden Property Trust	181,099	12,403
Newfield Exploration Co (a)	286,254	9,690		CBL & Associates Properties Inc	52,402	952
Noble Energy Inc	21,638	1,553		Chimera Investment Corp	435,368	1,346
Patterson-UTI Energy Inc	10,205	332		CommonWealth REIT	12,647	321
PBF Energy Inc	2,522	78		Corporate Office Properties Trust	12,333	330
Pioneer Natural Resources Co	2,204	426		Corrections Corp of America	15,206	498
QEP Resources Inc	30,504	936		DDR Corp	557,037	9,565
Quicksilver Resources Inc (a)	12,337	40		Douglas Emmett Inc	70,501	1,946
Range Resources Corp	82,232	7,438		Duke Realty Corp	19,808	347
Rowan Cos PLC	35,849	1,108		Equity Lifestyle Properties Inc	4,488	188
Tesoro Corp	227,721	12,819		Essex Property Trust Inc	4,290	743
Ultra Petroleum Corp (a)	9,497	283		Extra Space Storage Inc	7,359	385
Unit Corp (a)	13,612	897		Federal Realty Investment Trust	2,393	281
Whiting Petroleum Corp (a)	7,373	543		General Growth Properties Inc	75,746	1,740
WPX Energy Inc (a)	12,432	265		Hatteras Financial Corp	77,190	1,511
		$92,348		HCP Inc	87,871	3,678
				Health Care REIT Inc	34,524	2,178

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Semiconductors (continued)
Healthcare Trust of America Inc	52,150	$610		Lam Research Corp	66,335	$3,821
Home Properties Inc	17,504	1,078		LSI Corp	56,528	630
Hospitality Properties Trust	24,176	727		Marvell Technology Group Ltd	163,246	2,589
Host Hotels & Resorts Inc	86,976	1,866		Maxim Integrated Products Inc	376,668	12,219
Kilroy Realty Corp	5,693	339		Micron Technology Inc (a)	268,978	7,025
Kimco Realty Corp	29,045	666		NVIDIA Corp	79,019	1,460
Liberty Property Trust	9,202	345		ON Semiconductor Corp (a)	132,130	1,243
Macerich Co/The	9,638	626		Rovi Corp (a)	8,950	200
Mack-Cali Realty Corp	35,515	723		Skyworks Solutions Inc	3,240	133
MFA Financial Inc	103,019	817		Teradyne Inc	20,014	354
Mid-America Apartment Communities Inc	5,846	407				$62,281
National Retail Properties Inc	12,292	420
Piedmont Office Realty Trust Inc	57,783	1,017		Shipbuilding - 0.06%
Post Properties Inc	5,839	293		Huntington Ingalls Industries Inc	9,464	975
Prologis Inc	67,555	2,745
Realty Income Corp	14,407	626		Software - 2.42%
Regency Centers Corp	21,282	1,116		Activision Blizzard Inc	107,806	2,157
Retail Properties of America Inc	126,540	1,812		Autodesk Inc (a)	4,946	238
Senior Housing Properties Trust	23,690	556		CA Inc	22,541	679
SL Green Realty Corp	32,088	3,359		Check Point Software Technologies Ltd (a)	128,634	8,240
Spirit Realty Capital Inc	45,321	488		Citrix Systems Inc (a)	182,811	10,843
Starwood Property Trust Inc	408,544	9,825		Dun & Bradstreet Corp/The	54,126	5,994
Tanger Factory Outlet Centers Inc	192,092	6,854		Electronic Arts Inc (a)	7,383	209
Taubman Centers Inc	134,600	9,804		Fidelity National Information Services Inc	31,117	1,663
Two Harbors Investment Corp	38,350	398		Nuance Communications Inc (a)	131,010	2,108
UDR Inc	17,959	464		Paychex Inc	3,215	134
Ventas Inc	37,361	2,469		PTC Inc (a)	163,266	5,775
Vornado Realty Trust	35,108	3,602		Solera Holdings Inc	4,917	319
Weingarten Realty Investors	59,109	1,844				$38,359
Weyerhaeuser Co	9,570	286
		$123,115		Telecommunications - 1.06%
				Amdocs Ltd	11,064	515
Retail - 3.09%				CenturyLink Inc	55,527	1,939
Best Buy Co Inc	119,506	3,099		Frontier Communications Corp	80,794	481
Big Lots Inc (a)	4,229	167		Harris Corp	18,571	1,365
CST Brands Inc	6,453	211		Juniper Networks Inc (a)	402,464	9,937
Darden Restaurants Inc	7,480	372		Knowles Corp (a)	1,555	44
Dillard's Inc	873	86		Level 3 Communications Inc (a)	37,985	1,634
DSW Inc	679	23		Polycom Inc (a)	14,211	175
Foot Locker Inc	9,420	438		Telephone & Data Systems Inc	9,904	269
GameStop Corp	37,432	1,485		T-Mobile US Inc (a)	11,759	344
Gap Inc/The	299,763	11,781		Windstream Holdings Inc	3,223	29
GNC Holdings Inc	135,939	6,117				$16,732
Guess? Inc	6,236	168
				Textiles - 0.50%
Kohl's Corp	67,805	3,715		Mohawk Industries Inc (a)	59,317	7,854
Macy's Inc	114,509	6,576
PVH Corp	73,881	9,277
Signet Jewelers Ltd	5,154	522		Toys, Games & Hobbies - 0.01%
Staples Inc	274,694	3,434		Hasbro Inc	1,690	93
Wendy's Co/The	29,410	244
World Fuel Services Corp	27,501	1,252
		$48,967		Transportation - 0.10%
				Con-way Inc	13,470	572
Savings & Loans - 0.31%				Kirby Corp (a)	2,440	246
First Niagara Financial Group Inc	112,205	1,001		Ryder System Inc	3,224	265
Hudson City Bancorp Inc	31,669	315		Teekay Corp	3,984	224
New York Community Bancorp Inc	30,946	477		Tidewater Inc	5,171	263
People's United Financial Inc	164,730	2,352		UTI Worldwide Inc	9,210	90
TFS Financial Corp (a)	17,530	235				$1,660
Washington Federal Inc	27,423	592
		$4,972		Trucking & Leasing - 0.05%
				AMERCO	347	87
Semiconductors - 3.93%				GATX Corp	11,498	754
Altera Corp	344,666	11,209				$841
Analog Devices Inc	10,780	553
Applied Materials Inc	516,436	9,843		Water - 0.06%
Atmel Corp (a)	883,458	6,864		American Water Works Co Inc	22,115	1,007
Broadcom Corp	59,640	1,838
Cree Inc (a)	1,930	91		TOTAL COMMON STOCKS		$1,526,447
Fairchild Semiconductor International Inc (a)	13,056	166
First Solar Inc (a)	18,609	1,256
KLA-Tencor Corp	12,297	787

See accompanying notes

		Schedule of Investments
MidCap Value Fund I
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 3.30%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 3.30%
BlackRock Liquidity Funds TempFund	40,565,421	$40,566
Portfolio
Goldman Sachs Financial Square Funds -	11,009,092	11,009
Money Market Fund
JP Morgan Prime Money Market Fund	651,055	651
		$52,226
TOTAL INVESTMENT COMPANIES		$52,226
Total Investments		$1,578,673
Other Assets in Excess of Liabilities, Net - 0.29%		$4,666
TOTAL NET ASSETS - 100.00%		$1,583,339

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.64%
Industrial		13.79%
Consumer, Non-cyclical		12.61%
Technology		8 .63%
Consumer, Cyclical		8 .07%
Utilities		8 .01%
Energy		7 .56%
Communications		5 .30%
Basic Materials		3 .77%
Exchange Traded Funds		3 .30%
Diversified		0 .03%
Other Assets in Excess of Liabilities, Net		0 .29%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short Contracts			Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2014	Long	404		$54,811	$54,665	$(146)
Total						$(146)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS - 95.89%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.02%				Biotechnology - 0.60%
Interpublic Group of Cos Inc/The	11,357	$198		Bio-Rad Laboratories Inc (a)	990	$122
				Charles River Laboratories International Inc (a)	93,042	4,998

Aerospace & Defense - 2.06%						$5,120
Alliant Techsystems Inc	57,755	8,329		Building Materials - 0.88%
B/E Aerospace Inc (a)	287	25		Fortune Brands Home & Security Inc	952	38
Exelis Inc	9,262	172		Owens Corning Inc	174,744	7,138
L-3 Communications Holdings Inc	77,839	8,980		Vulcan Materials Co	4,339	280
Rockwell Collins Inc	706	55				$7,456
		$17,561
				Chemicals - 1.80%
Agriculture - 2.20%				Albemarle Corp	2,483	166
Bunge Ltd	4,170	332		Ashland Inc	2,547	246
Lorillard Inc	151,137	8,980		Cabot Corp	3,140	182
Reynolds American Inc	166,500	9,396		CF Industries Holdings Inc	1,911	469
		$18,708		Huntsman Corp	6,226	156
				Rockwood Holdings Inc	117,169	8,325
Airlines - 1.43%				RPM International Inc	386	17
Alaska Air Group Inc	28,246	2,657
Delta Air Lines Inc	14,896	549		Sigma-Aldrich Corp	306	29
				Westlake Chemical Corp	80,118	5,704
Southwest Airlines Co	369,529	8,932		WR Grace & Co (a)	445	41
		$12,138				$15,335
Apparel - 1.66%
Deckers Outdoor Corp (a)	26,835	2,118		Coal - 0.05%
Hanesbrands Inc	146,800	12,051		Consol Energy Inc	6,536	291
				Peabody Energy Corp	7,539	143
		$14,169				$434
Automobile Manufacturers - 1.07%
Oshkosh Corp	152,804	8,483		Commercial Services - 1.94%
				Aaron's Inc	3,112	92
PACCAR Inc	9,962	637		ADT Corp/The	5,927	179
		$9,120		Apollo Education Group Inc (a)	4,800	138
Automobile Parts & Equipment - 1.53%				Booz Allen Hamilton Holding Corp	82	2
Allison Transmission Holdings Inc	1,411	42		Cintas Corp	2,427	143
Delphi Automotive PLC	158,700	10,608		CoreLogic Inc/United States (a)	4,699	132
Lear Corp	2,329	193		DeVry Education Group Inc	3,004	135
TRW Automotive Holdings Corp (a)	3,559	286		KAR Auction Services Inc	2,271	68
Visteon Corp (a)	21,500	1,866		Manpowergroup Inc	90,741	7,381
		$12,995		McGraw Hill Financial Inc	4,060	300
				Quanta Services Inc (a)	5,412	191
Banks - 7.34%				RR Donnelley & Sons Co	4,023	71
Associated Banc-Corp	8,258	145		Science Applications International Corp	1,971	77
Bank of Hawaii Corp	2,206	122		Service Corp International/US	2,240	42
BankUnited Inc	3,074	101		Total System Services Inc	231,864	7,366
Capital One Financial Corp	141,700	10,472		Towers Watson & Co	2,092	235
CIT Group Inc	194,501	8,373				$16,552
Comerica Inc	6,029	291
East West Bancorp Inc	63,146	2,179		Computers - 3.25%
Fifth Third Bancorp	888,349	18,308		Brocade Communications Systems Inc	757,742	7,055
First Citizens BancShares Inc/NC	365	82		Computer Sciences Corp	4,752	281
First Horizon National Corp	11,651	134		DST Systems Inc	72,679	6,700
First Republic Bank/CA	3,299	168		Lexmark International Inc	3,048	131
Fulton Financial Corp	9,602	117		MICROS Systems Inc (a)	3,294	170
Huntington Bancshares Inc/OH	27,097	248		SanDisk Corp	35,980	3,057
KeyCorp	615,694	8,398		Synopsys Inc (a)	4,863	183
M&T Bank Corp	3,688	450		VeriFone Systems Inc (a)	5,251	176
Northern Trust Corp	8,190	494		Western Digital Corp	112,702	9,932
Popular Inc (a)	5,084	157				$27,685
Regions Financial Corp	851,752	8,637
Signature Bank/New York NY (a)	1,378	164		Consumer Products - 0.64%
SunTrust Banks Inc	17,379	665		Avery Dennison Corp	112,646	5,481
SVB Financial Group (a)	21,954	2,342
Synovus Financial Corp	46,750	150		Distribution & Wholesale - 0.07%
Valley National Bancorp	9,689	97		Arrow Electronics Inc (a)	3,571	203
Zions Bancorporation	5,917	171		Genuine Parts Co	387	34
		$62,465		Ingram Micro Inc (a)	5,049	136
				WESCO International Inc (a)	2,133	187
Beverages - 0.08%						$560
Beam Inc	4,546	379
Constellation Brands Inc (a)	411	33		Diversified Financial Services - 5.97%
Molson Coors Brewing Co	4,617	277		Ameriprise Financial Inc	128,010	14,290
		$689		Discover Financial Services	260,800	14,578
				E*Trade Financial Corp (a)	8,132	183

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Food - 0.14%
Interactive Brokers Group Inc - A Shares	2,239	$54		Campbell Soup Co	2,909	$132
IntercontinentalExchange Group Inc	1,175	240		Ingredion Inc	2,328	164
Invesco Ltd	15,221	536		JM Smucker Co/The	3,064	296
Lazard Ltd	50,000	2,352		Safeway Inc	6,299	215
Legg Mason Inc	3,262	153		Tyson Foods Inc	9,307	391
NASDAQ OMX Group Inc/The	5,382	199				$1,198
Raymond James Financial Inc	3,974	198
Santander Consumer USA Holdings Inc	223,219	5,076		Forest Products & Paper - 0.06%
SLM Corp	428,532	11,034		Domtar Corp	1,624	151
TD Ameritrade Holding Corp	6,600	211		International Paper Co	3,066	143
Waddell & Reed Financial Inc	25,900	1,747		MeadWestvaco Corp	5,059	198
		$50,851				$492

Electric - 5.69%				Gas - 2.99%
AES Corp/VA	17,656	255		AGL Resources Inc	190,109	10,266
Alliant Energy Corp	3,145	184		Atmos Energy Corp	2,829	144
Ameren Corp	59,217	2,446		CenterPoint Energy Inc	198,320	4,911
Calpine Corp (a)	9,275	213		National Fuel Gas Co	2,886	212
CMS Energy Corp	108,534	3,289		NiSource Inc	69,445	2,522
Consolidated Edison Inc	8,246	479		Sempra Energy	6,858	676
DTE Energy Co	94,331	7,371		UGI Corp	3,227	151
Edison International	23,313	1,319		Vectren Corp	163,002	6,613
Entergy Corp	5,094	369				$25,495
FirstEnergy Corp	11,819	399		Hand & Machine Tools - 1.31%
Great Plains Energy Inc	6,031	162		Kennametal Inc	3,808	178
Integrys Energy Group Inc	2,243	138		Regal-Beloit Corp	2,215	165
MDU Resources Group Inc	86,506	3,064		Snap-on Inc	1,635	190
Northeast Utilities	8,892	420		Stanley Black & Decker Inc	123,786	10,632
NRG Energy Inc	112,071	3,667				$11,165
OGE Energy Corp	7,777	290
Pepco Holdings Inc	6,856	184		Healthcare - Products - 2.37%
Pinnacle West Capital Corp	82,517	4,616		Boston Scientific Corp (a)	43,824	553
PPL Corp	24,777	826		CareFusion Corp (a)	6,866	268
Public Service Enterprise Group Inc	308,149	12,625		Cooper Cos Inc/The	598	79
SCANA Corp	3,928	211		DENTSPLY International Inc	2,937	131
Westar Energy Inc	5,068	182		Hill-Rom Holdings Inc	2,940	110
Wisconsin Energy Corp	6,538	317		Hospira Inc (a)	4,677	214
Xcel Energy Inc	169,353	5,397		Patterson Cos Inc	443	18
		$48,423		QIAGEN NV (a)	6,688	146
				St Jude Medical Inc	281,975	17,897
Electrical Components & Equipment - 0.04%				Techne Corp	953	85
Energizer Holdings Inc	2,042	228		Teleflex Inc	1,354	138
Hubbell Inc	780	92		Zimmer Holdings Inc	5,184	502
		$320				$20,141

Electronics - 0.18%				Healthcare - Services - 1.44%
Agilent Technologies Inc	9,997	540		Cigna Corp	130,155	10,418
Avnet Inc	3,884	168		Community Health Systems Inc (a)	4,152	157
Garmin Ltd	4,054	231		HCA Holdings Inc (a)	8,117	422
Gentex Corp/MI	2,953	85		Health Net Inc/CA (a)	3,834	132
Jabil Circuit Inc	9,805	169		Humana Inc	5,137	564
PerkinElmer Inc	3,636	153		LifePoint Hospitals Inc (a)	2,333	130
Tech Data Corp (a)	1,858	116		Mednax Inc (a)	1,710	101
Vishay Intertechnology Inc	6,474	92		Quest Diagnostics Inc	4,445	249
		$1,554		Universal Health Services Inc	1,460	119
Engineering & Construction - 1.37%						$12,292
AECOM Technology Corp (a)	126,701	4,108		Holding Companies - Diversified - 0.02%
Fluor Corp	2,066	157		Leucadia National Corp	7,277	186
Jacobs Engineering Group Inc (a)	4,198	242
KBR Inc	274,164	6,955
URS Corp	3,692	174		Home Builders - 0.07%
		$11,636		DR Horton Inc	8,060	179
				Lennar Corp	4,602	178
Entertainment - 0.01%				NVR Inc (a)	37	40
Dolby Laboratories Inc (a)	1,311	52		Toll Brothers Inc (a)	4,712	161
Regal Entertainment Group	2,898	55				$558
		$107
				Home Furnishings - 0.54%
Environmental Control - 0.03%				Harman International Industries Inc	38,347	4,203
Republic Services Inc	7,664	269		Whirlpool Corp	2,434	374
						$4,577

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Housewares - 0.02%				Machinery - Construction & Mining (continued)
Newell Rubbermaid Inc	5,976	$180		Terex Corp	3,153	$136
						$12,391

Insurance - 7.02%				Machinery - Diversified - 0.39%
Alleghany Corp (a)	471	192		AGCO Corp	3,079	172
Allied World Assurance Co Holdings AG	24,200	2,606		IDEX Corp	255	19
American Financial Group Inc/OH	3,304	193		Xylem Inc/NY	78,871	2,965
American National Insurance Co	351	39		Zebra Technologies Corp (a)	2,282	158
Aon PLC	2,354	200				$3,314
Arch Capital Group Ltd (a)	4,146	238
Aspen Insurance Holdings Ltd	3,263	149		Media - 0.42%
Assurant Inc	58,519	3,945		Gannett Co Inc	95,394	2,592
Assured Guaranty Ltd	8,143	195		Graham Holdings Co	214	144
Axis Capital Holdings Ltd	4,034	184		John Wiley & Sons Inc	2,238	129
				Liberty Media Corp (a)	3,067	398
Cincinnati Financial Corp	4,647	226
CNA Financial Corp	1,216	50		Nielsen Holdings NV	5,988	281
				Starz (a)	603	19
CNO Financial Group Inc	97,300	1,678
Endurance Specialty Holdings Ltd	1,371	70				$3,563
Everest Re Group Ltd	52,709	8,329		Metal Fabrication & Hardware - 0.02%
Fidelity National Financial Inc	7,249	233		Timken Co/The	2,792	176
Genworth Financial Inc (a)	491,794	8,779
Hanover Insurance Group Inc/The	1,449	85
Hartford Financial Services Group Inc/The	151,316	5,428		Mining - 0.12%
HCC Insurance Holdings Inc	2,870	132		Alcoa Inc	36,248	488
Kemper Corp	2,197	87		Newmont Mining Corp	13,810	343
Lincoln National Corp	220,635	10,703		Royal Gold Inc	2,313	153
Markel Corp (a)	387	242		Tahoe Resources Inc (a)	3,546	79
MBIA Inc (a)	6,843	83				$1,063
Old Republic International Corp	8,391	139		Miscellaneous Manufacturing - 3.58%
PartnerRe Ltd	1,757	185		AO Smith Corp	2,178	102
Progressive Corp/The	5,648	137		Carlisle Cos Inc	1,909	157
Protective Life Corp	72,790	3,723		Crane Co	170	12
Reinsurance Group of America Inc	2,410	185		Donaldson Co Inc	520	22
RenaissanceRe Holdings Ltd	1,262	128		Dover Corp	2,142	185
StanCorp Financial Group Inc	65,428	3,998		Eaton Corp PLC	135,400	9,835
Torchmark Corp	3,075	245		Ingersoll-Rand PLC	2,724	163
Unum Group	8,875	295		Leggett & Platt Inc	4,617	152
Validus Holdings Ltd	4,122	153		Parker Hannifin Corp	4,790	608
Willis Group Holdings PLC	148,200	6,075		Pentair Ltd	120,695	8,966
WR Berkley Corp	3,606	159		SPX Corp	95,025	9,677
XL Group PLC	9,705	304		Textron Inc	9,058	371
		$59,792		Trinity Industries Inc	2,551	192
Internet - 0.09%						$30,442
Liberty Interactive Corp (a)	14,794	430
				Office & Business Equipment - 0.07%
Symantec	9,217	187
Zynga Inc Corp (a)	27,863	113		Pitney Bowes Inc	5,611	151
				Xerox Corp	38,905	470
		$730				$621

Investment Companies - 0.02%				Oil & Gas - 7.63%
Ares Capital Corp	8,448	145		Atwood Oceanics Inc (a)	2,295	114
				Chesapeake Energy Corp	18,431	530
Iron & Steel - 0.38%				Cimarex Energy Co	89,849	10,702
Cliffs Natural Resources Inc	7,533	133		Denbury Resources Inc	11,681	196
Nucor Corp	50,108	2,593		Energen Corp	2,260	176
Reliance Steel & Aluminum Co	2,472	175		EQT Corp	604	66
Steel Dynamics Inc	10,658	195		Helmerich & Payne Inc	164,417	17,864
United States Steel Corp	6,977	182		HollyFrontier Corp	39,735	2,090
		$3,278		Murphy Oil Corp	189,339	12,009
				Murphy USA Inc (a)	97,809	4,157
Leisure Products & Services - 0.96%				Nabors Industries Ltd	9,222	235
Royal Caribbean Cruises Ltd	154,234	8,194		Newfield Exploration Co (a)	124,209	4,205
				Noble Energy Inc	9,958	715
Lodging - 1.12%				Patterson-UTI Energy Inc	4,697	153
Hyatt Hotels Corp (a)	48,900	2,752		PBF Energy Inc	1,160	36
Marriott International Inc/DE	1,239	72		Pioneer Natural Resources Co	1,015	196
MGM Resorts International (a)	140,614	3,548		QEP Resources Inc	5,050	155
Starwood Hotels & Resorts Worldwide Inc	41,298	3,165		Rowan Cos PLC	6,001	186
		$9,537		Seadrill Ltd	153,500	5,406
				Tesoro Corp	4,251	239
Machinery - Construction & Mining - 1.46%				Ultra Petroleum Corp (a)	4,371	130
Joy Global Inc	202,962	12,255
See accompanying notes				305

Schedule of Investments
MidCap Value Fund III
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				REITS (continued)
Unit Corp (a)	2,375	$157		Mack-Cali Realty Corp	4,278	$87
Whiting Petroleum Corp (a)	69,793	5,145		MFA Financial Inc	17,373	138
WPX Energy Inc (a)	5,722	122		Mid-America Apartment Communities Inc	2,400	167
		$64,984		National Retail Properties Inc	5,657	193
				NorthStar Realty Finance Corp	88,000	1,410
Oil & Gas Services - 0.07%				Piedmont Office Realty Trust Inc	7,610	134
Cameron International Corp (a)	2,607	169
MRC Global Inc (a)	2,156	63		Post Properties Inc	2,687	135
Oil States International Inc (a)	1,720	167		Prologis Inc	16,027	651
				Realty Income Corp	6,631	288
RPC Inc	598	13		Regency Centers Corp	2,573	135
Superior Energy Services Inc	4,994	165		Senior Housing Properties Trust	8,485	199
		$577		SL Green Realty Corp	2,995	314
Packaging & Containers - 0.07%				Spirit Realty Capital Inc	14,539	157
Bemis Co Inc	2,791	112		Starwood Property Trust Inc	6,379	154
Crown Holdings Inc (a)	962	46		Two Harbors Investment Corp	17,650	183
Greif Inc	1,165	63		UDR Inc	29,465	762
Owens-Illinois Inc (a)	3,335	106		Ventas Inc	5,263	348
Rock-Tenn Co	974	93		Vornado Realty Trust	4,926	505
Sonoco Products Co	3,261	137		Weingarten Realty Investors	5,996	187
		$557				$62,423

Pharmaceuticals - 4.71%				Retail - 3.68%
Cardinal Health Inc	340,647	23,678		Best Buy Co Inc	6,620	172
Forest Laboratories Inc (a)	7,507	690		Big Lots Inc (a)	1,946	77
Omnicare Inc	262,833	15,578		CST Brands Inc	2,970	97
Quintiles Transnational Holdings Inc (a)	718	34		Dillard's Inc	402	39
VCA Antech Inc (a)	4,308	132		DSW Inc	312	10
		$40,112		Foot Locker Inc	28,135	1,309
				GameStop Corp	3,797	151
Private Equity - 0.01%				Guess? Inc	2,870	77
American Capital Ltd (a)	7,983	120		Kohl's Corp	6,741	369
				L Brands Inc	152,700	8,276
Real Estate - 0.34%				Macy's Inc	105,756	6,074
Howard Hughes Corp/The (a)	1,089	156		Rite Aid Corp (a)	925,783	6,758
Jones Lang LaSalle Inc	22,018	2,551		Signet Jewelers Ltd	2,372	240
WP Carey Inc	2,759	170		Staples Inc	21,780	272
		$2,877		Wendy's Co/The	880,635	7,319
				World Fuel Services Corp	2,900	132
REITS - 7.33%						$31,372
Alexandria Real Estate Equities Inc	2,354	174
American Capital Agency Corp	10,129	230		Savings & Loans - 2.53%
Annaly Capital Management Inc	26,774	309		First Niagara Financial Group Inc	632,708	5,644
Apartment Investment & Management Co	3,177	98		Hudson City Bancorp Inc	14,575	145
AvalonBay Communities Inc	4,264	582		New York Community Bancorp Inc	555,543	8,561
BioMed Realty Trust Inc	8,903	186		People's United Financial Inc	494,894	7,067
Boston Properties Inc	4,490	526		Washington Federal Inc	5,129	111
Brandywine Realty Trust	7,709	112				$21,528
Camden Property Trust	2,796	192		Semiconductors - 1.73%
CBL & Associates Properties Inc	5,312	97		Altera Corp	5,927	193
Chimera Investment Corp	50,588	156		Analog Devices Inc	4,962	255
CommonWealth REIT	5,820	148		Applied Materials Inc	11,510	219
Corporate Office Properties Trust	178,197	4,767		Fairchild Semiconductor International Inc (a)	6,009	76
Corrections Corp of America	2,055	67		First Solar Inc (a)	2,269	153
CubeSmart	103,000	1,916		KLA-Tencor Corp	5,659	362
DDR Corp	9,540	164		Lam Research Corp	3,510	202
Douglas Emmett Inc	79,253	2,187		LSI Corp	13,627	152
Duke Realty Corp	9,117	160		Marvell Technology Group Ltd	134,819	2,138
Equity Lifestyle Properties Inc	93,744	3,925		Microchip Technology Inc	148,700	7,069
Essex Property Trust Inc	33,474	5,800		Micron Technology Inc (a)	124,638	3,256
Extra Space Storage Inc	199,146	10,421		NVIDIA Corp	16,435	304
Federal Realty Investment Trust	31,701	3,726		Rovi Corp (a)	4,119	92
General Growth Properties Inc	253,881	5,832		Skyworks Solutions Inc	1,491	61
HCP Inc	14,604	611		Teradyne Inc	9,211	163
Health Care REIT Inc	8,133	513				$14,695
Home Properties Inc	2,745	169
Hospitality Properties Trust	4,894	147		Software - 2.38%
Host Hotels & Resorts Inc	566,551	12,152		Activision Blizzard Inc	493,961	9,884
Kilroy Realty Corp	2,620	156		Autodesk Inc (a)	2,276	109
Kimco Realty Corp	13,368	306		CA Inc	315,074	9,497
Liberty Property Trust	4,235	159		Dun & Bradstreet Corp/The	135	15
Macerich Co/The	4,436	288		Electronic Arts Inc (a)	3,398	96

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2014 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		Sector		Percent
				Financial		30.56%
Software (continued)				Consumer, Non-cyclical		14.13%
Fidelity National Information Services Inc	8,353	$446		Consumer, Cyclical		12.19%
Nuance Communications Inc (a)	7,469	120		Industrial		12.04%
Paychex Inc	1,479	62		Utilities		8 .71%
		$20,229		Energy		7 .75%
				Technology		7 .42%
Telecommunications - 0.18%				Exchange Traded Funds		3 .71%
Amdocs Ltd	5,092	237		Basic Materials		2 .36%
Frontier Communications Corp	37,185	221		Communications		0 .71%
Harris Corp	3,088	227		Diversified		0 .02%
Juniper Networks Inc (a)	13,812	341
Knowles Corp (a)	716	20	Other Assets in Excess of Liabilities, Net			0 .40%
Level 3 Communications Inc (a)	3,277	141		TOTAL NET ASSETS		100.00%
Polycom Inc (a)	6,541	80
Telephone & Data Systems Inc	4,558	124
T-Mobile US Inc (a)	5,412	159
Windstream Holdings Inc	1,484	14
		$1,564

Textiles - 0.03%
Mohawk Industries Inc (a)	1,725	228

Toys, Games & Hobbies - 0.00%
Hasbro Inc	777	43

Transportation - 0.65%
Golar LNG Ltd	115,000	5,083
Kirby Corp (a)	1,123	113
Ryder System Inc	1,484	122
Teekay Corp	1,833	103
Tidewater Inc	2,380	121
		$5,542

Trucking & Leasing - 0.00%
AMERCO	160	40

Water - 0.03%
American Water Works Co Inc	4,986	227

TOTAL COMMON STOCKS		$816,474
INVESTMENT COMPANIES - 3.71%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 3.71%
BlackRock Liquidity Funds FedFund Portfolio	424,968	425
BlackRock Liquidity Funds TempFund	26,391,004	26,391
Portfolio
Goldman Sachs Financial Square Funds -	4,458,899	4,459
Money Market Fund
JP Morgan Prime Money Market Fund	294,955	295
		$31,570
TOTAL INVESTMENT COMPANIES		$31,570
Total Investments		$848,044
Other Assets in Excess of Liabilities, Net - 0.40%		$3,399
TOTAL NET ASSETS - 100.00%		$851,443

(a) Non-Income Producing Security

Futures Contracts

						Unrealized
Type	Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2014	Long	249		$33,504	$33,692	$188
Total						$188

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 5.25%		Shares Held	Value(000	's)		Principal

Publicly Traded Investment Fund - 5.25%					BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds TempFund		8,100,000	$8,100		Healthcare - Services - 0.94%
Portfolio					Portland Clinic LLP/The
DWS Money Market Series		21,350,000	21,350		0.12%, 05/07/2014	$9,980	$9,980
STIT - Liquid Assets Portfolio		26,100,000	26,100

			$55,550		Insurance - 1.51%
TOTAL INVESTMENT COMPANIES			$55,550		New York Life Global
		Principal			0.23%, 07/25/2014(a),(c)	16,000	16,000
BONDS- 14.58%		Amount (000's)	Value(000	's)

Automobile Asset Backed Securities - 5.90%					Other Asset Backed Securities - 2.37%
Ally Auto Receivables Trust 2014-SN1					CIT Equipment Collateral 2013-VT1
0.21%, 03/20/2015(a)		$6,619	$6,619		0.30%, 11/20/2014(b)	2,344	2,344
AmeriCredit Automobile Receivables Trust					CNH Equipment Trust 2014-A
2013-5					0.20%, 02/17/2015(a)	4,354	4,354
0.25%, 12/05/2014(a)		973	973
					GE Equipment Midticket LLC Series 2013-1
ARI Fleet Lease Trust					0.23%, 09/22/2014(a)	1,422	1,422
0.25%, 04/15/2015(a),(b)		5,800	5,800
					GE Equipment Small Ticket LLC
BMW Vehicle Owner Trust 2013-A					0.25%, 04/24/2015(a),(b)	3,600	3,600
0.23%, 10/27/2014(a)		526	526
					GE Equipment Small Ticket LLC Series 2013-
Chrysler Capital Auto Receivables Trust 2013-					1
A					0.23%, 08/25/2014(a),(b)	670	670
0.29%, 11/17/2014(a),(b)		239	240
					GE Equipment Transportation LLC Series
Chrysler Capital Auto Receivables Trust 2014-					2013-2
A					0.26%, 10/24/2014(a)	2,102	2,102
0.20%, 03/16/2015(a),(b)		6,472	6,472
					GreatAmerica Leasing Receivables
Enterprise Fleet Financing LLC					0.25%, 03/15/2015(a),(b)	4,589	4,589
0.29%, 08/20/2014(a),(b)		655	655
					MMAF Equipment Finance LLC 2013-A
Fifth Third Auto Trust 2014-1					0.28%, 09/05/2014(a),(b)	385	385
0.20%, 03/16/2015(a)		3,603	3,603
					Volvo Financial Equipment LLC Series 2014-
Ford Credit Auto Lease Trust 2013-B					1
0.26%, 11/15/2014(b)		1,004	1,004		0.21%, 03/16/2015(b)	5,545	5,545
Ford Credit Auto Owner Trust 2013-D							$25,011
0.24%, 12/15/2014(b)		324	324
					TOTAL BONDS		$154,102
GM Financial Leasing Trust
0.25%, 04/20/2015(a),(b)		4,000	4,000			Principal
Hyundai Auto Lease Securitization Trust					MUNICIPAL BONDS - 6.07%	Amount (000's)	Value(000	's)
2014	-A				California - 0.47%
0.20%, 03/16/2015(a),(b)		5,875	5,875		California Statewide Communities
Hyundai Auto Receivables Trust 2014-A					Development Authority (credit support from
0.20%, 02/17/2015(a)		3,697	3,697		Fannie Mae)
M&T Bank Auto Receivables Trust 2013-1					0.13%, 05/07/2014(d)	$100	$100
0.25%, 09/15/2014(a),(b)		498	498		Kern Water Bank Authority (credit support
Mercedes-Benz Auto Lease Trust					from Wells Fargo)
0.20%, 04/15/2015(a)		6,000	6,000		0.15%, 05/07/2014(d)	4,900	4,900
Porsche Innovative Lease Owner Trust 2013-							$5,000
1
0.23%, 11/24/2014(a),(b)		491	491		Colorado - 1.42%
Santander Drive Auto Receivables Trust					City of Colorado Springs CO Utilities System
0.25%, 05/15/2015(a)		9,200	9,200		Revenue (credit support from Bank of
Volkswagen Auto Lease Trust 2014-A					America)
					0.15%, 05/07/2014(d)	6,100	6,100
0.20%, 02/20/2015(a)		5,691	5,691
World Omni Auto Receivables Trust 2013-B					Colorado Housing & Finance
0.24%, 11/17/2014(a)		698	698		Authority (credit support from Federal Home
			$62,366		Loan Bank)
					0.10%, 05/07/2014(a),(d)	7,625	7,625
Banks- 1.44%					County of Kit Carson CO (credit support from
JP Morgan Chase Bank NA					Wells Fargo)
0.41%, 12/21/2014(a)		8,000	8,000		0.15%, 05/07/2014(d)	1,300	1,300
Wells Fargo Bank NA							$15,025
0.33%, 05/22/2015(a)		7,200	7,200
			$15,200		Georgia - 0.12%
					Savannah College of Art & Design Inc (credit
Diversified Financial Services - 2.42%					support from Bank of America)
Corporate Finance Managers Inc					0.14%, 05/07/2014(d)	1,300	1,300
0.15%, 05/07/2014		10,545	10,545
MetLife Inc
0.34%, 08/15/2014(a),(c)		15,000	15,000		Illinois - 1.28%
					Memorial Health System/IL (credit support
			$25,545		from JP Morgan Chase & Co)
					0.15%, 05/07/2014(d)	13,535	13,535

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Indiana - 0.30%				Banks (continued)
Ball State University Foundation Inc (credit				Barclays US Funding Corp (credit support
support from US Bank)				from Barclays Bank)
0.12%, 05/01/2014(d)	$3,150	$3,150		0.20%, 06/06/2014(d)	$7,000	$6,999
				0.20%, 06/23/2014(d)	6,000	5,998
				Credit Suisse/New York NY
Iowa- 0.28%				0.19%, 05/05/2014	6,000	6,000
Iowa Finance Authority (credit support from				DNB Bank ASA
GNMA/FNMA/FHLMC)				0.19%, 07/11/2014(b),(e)	9,000	8,997
0.12%, 05/07/2014(a),(d)	2,900	2,900
				HSBC USA Inc
				0.24%, 09/15/2014	8,000	7,993
Maryland - 0.44%				Manhattan Asset Funding Co LLC
City of Baltimore MD (credit support from				0.15%, 05/16/2014(b)	2,000	2,000
State Street Bank & Trust)				0.17%, 05/28/2014(b)	1,300	1,300
0.11%, 05/07/2014(d)	4,600	4,600		0.17%, 05/29/2014(b)	8,000	7,999
				0.17%, 06/09/2014(b)	8,000	7,999
				0.17%, 06/13/2014(b)	4,000	3,999
Minnesota - 0.19%
City of St Paul MN (credit support from US				Mizuho Funding LLC (credit support from
				Mizuho Corp Bank Ltd)
Bank)				0.20%, 05/27/2014 (b),(d)	6,800	6,799
0.15%, 05/07/2014(d)	2,000	2,000
				0.20%, 06/10/2014(b),(d)	8,000	7,998
				0.20%, 07/21/2014(b),(d)	8,000	7,996
New Mexico - 0.30%				Oversea-Chinese Banking Corp Ltd
City of Las Cruces NM (credit support from				0.15%, 06/09/2014(e)	4,000	3,999
Wells Fargo)				0.18%, 07/15/2014(e)	8,000	7,997
0.15%, 05/07/2014(d)	3,200	3,200		0.19%, 07/28/2014(e)	8,000	7,996
				Skandinaviska Enskilda Banken AB
				0.18%, 07/16/2014(b),(e)	6,100	6,098
New York - 0.50%				Societe Generale North America Inc (credit
Housing Development Corp/NY (credit				support from Societe Generale)
support from Landesbank Hessen Thueringen)				0.15%, 06/20/2014(d)	7,500	7,498
0.12%, 05/07/2014(d)	5,300	5,300
				0.16%, 06/13/2014(d)	8,000	7,998
				Standard Chartered Bank/New York
Oklahoma - 0.38%				0.16%, 06/02/2014(b)	7,000	6,999
Oklahoma University Hospital (credit support				0.17%, 07/07/2014(b)	2,500	2,499
from Bank of America)				0.18%, 08/08/2014(b)	8,000	7,996
0.15%, 05/07/2014(d)	4,000	4,000		Sumitomo Mitsui Banking Corp
				0.16%, 06/27/2014(b),(e)	7,500	7,498
				0.20%, 05/12/2014(b),(e)	7,000	7,000
Rhode Island - 0.35%				0.22%, 08/06/2014(b),(e)	7,100	7,096
Rhode Island Student Loan Authority (credit				0.25%, 08/15/2014(b),(e)	3,410	3,407
support from State Street Bank & Trust)
0.11%, 05/07/2014(d)	3,700	3,700		UBS Finance Delaware LLC (credit support
				from UBS AG)
				0.20%, 05/19/2014(d)	7,800	7,799
Washington - 0.04%				Union Bank NA
Washington State Housing Finance				0.12%, 05/13/2014	7,000	7,000
Commission (credit support from Fannie Mae)				United Overseas Bank Ltd
0.13%, 05/07/2014(d)	425	425		0.18%, 06/17/2014(b),(e)	7,500	7,498
				0.22%, 07/07/2014(b),(e)	6,000	5,998
TOTAL MUNICIPAL BONDS		$64,135				$218,801

	Principal			Chemicals - 1.80%
COMMERCIAL PAPER - 66.63%	Amount (000's)	Value(000	's)	BASF SE
Agriculture - 0.66%				0.07%, 05/01/2014(b)	19,000	19,000
Philip Morris International Inc
0.09%, 05/07/2014(b)	$7,000	$7,000
				Diversified Financial Services - 28.35%
				Alpine Securitization Corp
Automobile Manufacturers - 1.49%				0.11%, 05/08/2014(b)	3,810	3,810
Toyota Motor Credit Corp				0.17%, 07/22/2014(b)	5,300	5,298
0.10%, 05/28/2014	8,000	7,999		0.18%, 06/24/2014(b)	8,000	7,998
0.22%, 05/20/2014	7,700	7,699		0.18%, 07/24/2014(b)	7,000	6,997
		$15,698		AXA Financial Inc (credit support from AXA
				SA)
Banks- 20.70%				0.15%, 05/30/2014(b),(d)	4,800	4,799
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				BNP Paribas Finance Inc (credit support from
NY				BNP Paribas)
0.10%, 05/01/2014	7,400	7,400		0.17%, 06/02/2014(d)	8,000	7,999
0.15%, 05/21/2014	3,500	3,500		0.20%, 05/06/2014(d)	7,000	7,000
0.17%, 05/27/2014	950	950		0.20%, 07/18/2014(d)	7,000	6,997
0.19%, 06/26/2014	6,500	6,498
0.20%, 05/07/2014	6,000	6,000

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2014 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)				Insurance - 1.42%
CAFCO LLC				Prudential Funding LLC (credit support from
0.16%, 06/10/2014(b)	$3,650	$3,649		Prudential Financial Inc)
0.17%, 05/06/2014(b)	7,000	7,000		0.06%, 05/06/2014(d)	$7,000	$7,000
Collateralized Commercial Paper Co LLC				Prudential PLC
0.08%, 05/05/2014	8,000	8,000		0.15%, 05/14/2014(b)	8,000	8,000
0.16%, 05/06/2014	4,000	4,000				$15,000
0.17%, 05/27/2014	7,000	6,999
0.23%, 08/18/2014	6,000	5,996		Machinery - Diversified - 0.47%
CRC Funding LLC				John Deere Bank SA (credit support from
0.18%, 05/13/2014(b)	7,300	7,300		Deere Capital Corp)
				0.09%, 05/02/2014(b),(d)	5,000	5,000
Dealer Capital Access Trust Inc
0.20%, 05/02/2014	4,800	4,800
0.20%, 05/22/2014	5,000	4,999		Miscellaneous Manufacturing - 2.64%
0.22%, 05/14/2014	8,000	7,999		Danaher Corp
0.22%, 05/19/2014	8,000	7,999		0.09%, 05/08/2014(b)	5,000	5,000
Fairway Finance LLC				General Electric Co
0.14%, 05/23/2014(b)	7,000	6,999		0.05%, 05/07/2014	5,500	5,500
0.14%, 06/04/2014(b)	8,000	7,999		Illinois Tool Works Inc
0.14%, 06/12/2014(b)	7,000	6,999		0.07%, 05/01/2014(b)	10,900	10,900
Gemini Securitization Corp LLC				0.09%, 05/01/2014(b)	6,500	6,500
0.22%, 06/09/2014(b)	7,000	6,998				$27,900
0.23%, 06/17/2014(b)	8,000	7,998
General Electric Capital Corp				Retail - 1.89%
0.17%, 07/08/2014	8,000	7,997		Army and Air Force Exchange Service
				0.06%, 05/01/2014(b)	20,000	20,000
Gotham Funding Corp
0.14%, 05/20/2014(b)	8,000	7,999
0.14%, 05/21/2014(b)	2,800	2,800		Supranational Bank - 0.66%
0.15%, 05/08/2014(b)	6,000	6,000		Corp Andina de Fomento
0.15%, 06/20/2014(b)	8,000	7,998		0.17%, 06/18/2014(b)	7,000	6,998
ING US Funding LLC (credit support from
ING Bank)
0.18%, 07/02/2014(d)	8,000	7,998		Telecommunications - 1.87%
0.20%, 05/01/2014(d)	8,000	8,000		Telstra Corp Ltd
0.21%, 05/19/2014(d)	8,000	7,999		0.17%, 05/02/2014(b)	6,300	6,300
Jupiter SecuritizationCo LLC				0.17%, 05/05/2014(b)	6,500	6,500
0.22%, 07/14/2014 (b)	7,500	7,497		0.17%, 05/09/2014(b)	7,000	7,000
Liberty Street Funding LLC						$19,800
0.17%, 05/12/2014(b)	4,000	4,000		TOTAL COMMERCIAL PAPER		$704,314
0.17%, 05/15/2014(b)	7,000	7,000			Principal
National Rural Utilities Cooperative Finance				CERTIFICATE OF DEPOSIT - 2.97%	Amount (000's)	Value(000	's)
Corp				Banks- 2.97%
0.09%, 05/12/2014	8,200	8,200		Bank of America NA
Nieuw Amsterdam Receivables Corp				0.15%, 05/13/2014	3,600	3,600
0.12%, 05/09/2014(b)	7,000	7,000
0.12%, 06/05/2014(b)	7,000	6,999		0.15%, 05/22/2014	8,000	8,000
0.16%, 07/03/2014(b)	4,000	3,999		0.21%, 05/16/2014	7,000	7,000
				Bank of Nova Scotia/Houston
Regency Markets No. 1 LLC				0.34%, 05/11/2015(a),(e)	5,800	5,800
0.13%, 05/27/2014(b)	8,000	7,999
0.14%, 05/22/2014(b)	8,000	7,999		Citibank NA
				0.18%, 06/19/2014	7,000	7,000
Sheffield Receivables Corp
0.10%, 05/02/2014 (b)	7,000	7,000				$31,400
0.18%, 05/21/2014(b)	6,000	5,999		TOTAL CERTIFICATE OF DEPOSIT		$31,400
0.20%, 05/13/2014(b)	8,498	8,497			Maturity
0.20%, 07/02/2014(b)	4,100	4,099		REPURCHASE AGREEMENTS - 4.83%	Amount (000's)	Value(000	's)
		$299,711		Banks- 4.83%
Electric - 4.68%				Deutsche Bank Repurchase Agreement; 0.05%	$ 51,060	$51,060
GDF Suez				dated 04/30/2014 maturing 05/01/2014
0.13%, 05/21/2014(b)	6,000	6,000		(collateralized by US Government
0.14%, 06/03/2014(b)	6,700	6,699		Securities; $52,081,200; 0.00% - 7.13%;
0.15%, 06/16/2014(b)	7,000	6,999		dated 05/21/14 - 12/27/32)
0.16%, 05/29/2014(b)	6,000	5,999
Oglethorpe Power Corp				TOTAL REPURCHASE AGREEMENTS		$51,060
0.14%, 05/30/2014(b)	8,000	7,999		Total Investments		$1,060,561
0.16%, 06/30/2014(b)	5,812	5,810		Liabilities in Excess of Other Assets, Net - (0.33)%		$(3,473)
Southern Co Funding Corp				TOTAL NET ASSETS - 100.00%		$1,057,088
0.15%, 05/15/2014(b)	7,400	7,400
0.16%, 05/02/2014(b)	2,500	2,500
		$49,406		(a) Variable Rate. Rate shown is in effect at April 30, 2014.

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2014 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $504,001 or 47.68% of net assets.
(c)	Security is Illiquid
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	63.64%
Asset Backed Securities	8 .27%
Insured	6 .07%
Exchange Traded Funds	5 .25%
Utilities	4 .68%
Consumer, Cyclical	3 .38%
Industrial	3 .11%
Communications	1 .87%
Basic Materials	1 .80%
Consumer, Non-cyclical	1 .60%
Government	0 .66%
Liabilities in Excess of Other Assets, Net	(0.33)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Overseas Fund April 30, 2014 (unaudited)

COMMON STOCKS - 94.92%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 0.67%				Banks (continued)
BAE Systems PLC	148,750	$1,006		BOC Hong Kong Holdings Ltd	177,300	$520
Embraer SA ADR	476,700	16,399		CaixaBank SA	88,479	539
Thales SA	2,911	185		Chiba Bank Ltd/The	48,000	305
		$17,590		Chugoku Bank Ltd/The	10,200	135
				Commerzbank AG (a)	39,506	704
Agriculture - 3.82%				Commonwealth Bank of Australia	51,205	3,767
British American Tobacco PLC	665,662	38,438		Credit Agricole SA	606,812	9,574
Golden Agri-Resources Ltd	453,000	221		Credit Suisse Group AG (a)	1,041,565	33,021
Imperial Tobacco Group PLC	688,686	29,761		Danske Bank A/S	763,895	21,613
Japan Tobacco Inc	55,300	1,818		DBS Group Holdings Ltd	79,989	1,084
KT&G Corp	278,094	22,287		Deutsche Bank AG	21,063	928
Philip Morris International Inc	98,600	8,423		DNB ASA	1,306,197	23,153
		$100,948		Erste Group Bank AG	525,100	17,656
Airlines - 1.67%				Fukuoka Financial Group Inc	50,000	204
Deutsche Lufthansa AG	448,034	11,251		Gunma Bank Ltd/The	24,000	128
International Consolidated Airlines Group SA	3,928,707	26,869		Hachijuni Bank Ltd/The	28,000	153
(a)				Hang Seng Bank Ltd	37,700	616
Japan Airlines Co Ltd	2,500	130		Hiroshima Bank Ltd/The	33,000	136
Ryanair Holdings PLC ADR(a)	111,600	5,968		Hokuhoku Financial Group Inc	75,000	145
		$44,218		HSBC Holdings PLC	2,782,566	28,454
				HSBC Holdings PLC	787,672	8,048
Apparel - 0.31%				Intesa Sanpaolo SpA	312,992	1,071
Yue Yuen Industrial Holdings Ltd	2,607,900	8,079		Iyo Bank Ltd/The	17,000	153
				KBC Groep NV	245,960	15,009
				Lloyds Banking Group PLC (a)	22,037,176	28,102
Automobile Manufacturers - 4.11%				Mediobanca SpA (a)	33,884	376
Bayerische Motoren Werke AG	7,774	977
Daihatsu Motor Co Ltd	12,000	199		Mitsubishi UFJ Financial Group Inc	595,100	3,166
Daimler AG	649,575	60,474		Mizuho Financial Group Inc	1,073,300	2,102
Fiat SpA (a)	27,981	338		National Australia Bank Ltd	98,707	3,250
Honda Motor Co Ltd	38,700	1,284		Natixis	38,523	273
Isuzu Motors Ltd	27,000	157		Nishi-Nippon City Bank Ltd/The	44,000	100
Nissan Motor Co Ltd	75,400	650		Nordea Bank AB	153,592	2,226
Peugeot SA (a)	495,959	8,775		Oversea-Chinese Banking Corp Ltd	59,000	455
Peugeot SA - Warrants (a)	495,959	949		Pohjola Bank PLC	5,779	127
Renault SA	4,302	421		Resona Holdings Inc	102,900	526
Suzuki Motor Corp	23,400	604		Shizuoka Bank Ltd/The	36,000	344
Tata Motors Ltd ADR	282,700	10,579		Skandinaviska Enskilda Banken AB	76,810	1,061
Toyota Motor Corp	423,400	22,875		Societe Generale SA	12,721	792
Volkswagen AG	1,905	511		Standard Chartered PLC	122,702	2,657
		$108,793		Sumitomo Mitsui Financial Group Inc	533,200	21,078
				Sumitomo Mitsui Trust Holdings Inc	155,070	639
Automobile Parts & Equipment - 0.56%				Svenska Handelsbanken AB	25,238	1,270
Aisin Seiki Co Ltd	8,300	293		Swedbank AB	44,780	1,198
Cie Generale des Etablissements Michelin	8,955	1,098		UBS AG (a)	1,997,356	41,773
Denso Corp	22,300	1,016		United Overseas Bank Ltd	1,066,272	18,558
Hankook Tire Co Ltd	196,130	11,379		Westpac Banking Corp	151,943	4,977
Koito Manufacturing Co Ltd	2,000	44		Yamaguchi Financial Group Inc	14,000	129
NHK Spring Co Ltd	3,600	33				$416,396
NOK Corp	6,200	101
Stanley Electric Co Ltd	6,000	133		Beverages - 0.03%
Sumitomo Rubber Industries Ltd	7,200	100		Asahi Group Holdings Ltd	8,700	240
Toyoda Gosei Co Ltd	4,300	79		Coca-Cola Amatil Ltd	12,815	111
Toyota Industries Corp	10,900	503		Coca-Cola West Co Ltd	3,900	68
Yokohama Rubber Co Ltd/The	9,000	80		Kirin Holdings Co Ltd	36,000	499
		$14,859				$918

Banks - 15.75%				Building Materials - 0.91%
Aozora Bank Ltd	69,000	205		Asahi Glass Co Ltd	67,000	380
Australia & New Zealand Banking Group Ltd	134,087	4,312		Cie de St-Gobain	19,192	1,176
Banco Bilbao Vizcaya Argentaria SA	104,408	1,286		CRH PLC	726,150	21,169
Banco de Sabadell SA	980	3		CRH PLC	29,764	867
Banco Popular Espanol SA	69,092	509		HeidelbergCement AG	5,908	513
Banco Santander SA	2,661,399	26,470				$24,105
Bank of East Asia Ltd	85,366	353		Chemicals - 5.04%
Bank of Kyoto Ltd/The	21,000	171		Air Water Inc	10,000	140
Bank of Queensland Ltd	7,156	82		Akzo Nobel NV	573,680	44,208
Bank of Queensland Ltd (a)	826	9
				Asahi Kasei Corp	55,000	374
Bank of Yokohama Ltd/The	76,000	382		BASF SE	48,533	5,630
Barclays PLC	11,879,614	50,726		Clariant AG (a)	545,519	10,758
Bendigo and Adelaide Bank Ltd	733	8		Daicel Corp	19,000	159
BNP Paribas SA	393,701	29,585		Givaudan SA (a),(b)	10,371	16,367

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Chemicals (continued)				Electric (continued)
Hitachi Chemical Co Ltd	6,700	$99		Power Assets Holdings Ltd	64,000	$553
Incitec Pivot Ltd	105,152	282		Red Electrica Corp SA	6,942	571
Israel Chemicals Ltd	28,477	253		RWE AG	22,906	874
K+S AG	11,557	405		SP AusNet	112,032	146
Kaneka Corp	18,000	106		SSE PLC	45,947	1,185
Koninklijke DSM NV	6,478	465				$46,304
Kuraray Co Ltd	23,100	260
Linde AG	49,574	10,296		Electrical Components & Equipment - 2.54%
Lonza Group AG (a)	147,800	15,469		Brother Industries Ltd	15,300	214
Mitsubishi Chemical Holdings Corp	43,500	174		Casio Computer Co Ltd	14,600	167
Mitsui Chemicals Inc	26,000	63		Hitachi Ltd	2,786,000	19,861
Shin-Etsu Chemical Co Ltd	452,100	26,521		Legrand SA	417,617	26,985
Showa Denko KK	98,000	131		Mabuchi Motor Co Ltd	292,600	20,036
Sumitomo Chemical Co Ltd	48,000	180				$67,263
Teijin Ltd	61,000	150		Electronics - 0.18%
Ube Industries Ltd/Japan	68,000	115		Hoya Corp	21,100	624
Yara International ASA	11,926	564		Ibiden Co Ltd	7,300	132
		$133,169		Kyocera Corp	13,600	640
Commercial Services - 0.06%				NEC Corp	158,000	444
Atlantia SpA	24,335	634		Nippon Electric Glass Co Ltd	25,000	122
Dai Nippon Printing Co Ltd	37,000	333		Toshiba Corp	169,000	662
Randstad Holding NV	3,965	232		Yokogawa Electric Corp	162,000	2,215
Securitas AB	20,345	246				$4,839
Toppan Printing Co Ltd	37,000	254		Energy - Alternate Sources - 0.01%
		$1,699		Enel Green Power SpA	112,269	321
Computers - 0.02%
Cap Gemini SA	4,579	323		Engineering & Construction - 3.36%
NTT Data Corp	8,100	313		ABB Ltd ADR(a)	222,800	5,329
		$636		ABB Ltd (a)	1,267,113	30,507
				ACS Actividades de Construccion y Servicios	11,532	495
Distribution & Wholesale - 2.27%				SA
ITOCHU Corp	1,512,700	16,957		Auckland International Airport Ltd	60,888	208
Jardine Cycle & Carriage Ltd	635,100	23,814
Marubeni Corp	78,000	521		Balfour Beatty PLC	1,870,504	8,883
				Bouygues SA	12,674	571
Mitsubishi Corp	66,300	1,187		Cheung Kong Infrastructure Holdings Ltd	40,000	261
Mitsui & Co Ltd	84,500	1,199
Sojitz Corp	83,900	132		Chiyoda Corp	5,000	67
				Ferrovial SA	26,045	579
Sumitomo Corp	1,220,800	15,847		JGC Corp	318,000	10,297
Toyota Tsusho Corp	14,200	374		Kinden Corp	9,000	83
		$60,031		Leighton Holdings Ltd	10,780	192
Diversified Financial Services - 1.35%				Obayashi Corp	43,000	278
AEON Financial Service Co Ltd	3,600	91		Sembcorp Industries Ltd	2,303,000	9,887
ASX Ltd	8,252	273		Shimizu Corp	19,000	108
BUWOG AG (a)	3,067	56		Skanska AB	25,492	585
Deutsche Boerse AG	241,100	17,681		Sydney Airport	19,597	77
Hong Kong Exchanges and Clearing Ltd	24,500	441		Taisei Corp	22,000	102
Mitsubishi UFJ Lease & Finance Co Ltd	39,000	192		Tecnicas Reunidas SA	308,558	18,586
Old Mutual PLC	205,735	695		Vinci SA	22,059	1,666
ORIX Corp	60,600	878				$88,761

Shinhan Financial Group Co Ltd	353,885	15,447		Entertainment - 0.02%
		$35,754		Tabcorp Holdings Ltd	50,381	175
Electric - 1.75%				Tatts Group Ltd	95,499	268
AGL Energy Ltd	35,519	521				$443
Chubu Electric Power Co Inc (a)	20,600	235
				Food - 1.93%
Chugoku Electric Power Co Inc/The	19,900	261		Aryzta AG (a)	3,624	335
CLP Holdings Ltd	85,000	680
Contact Energy Ltd	23,771	117		Carrefour SA	14,364	560
				Casino Guichard Perrachon SA	72,719	9,266
E.ON SE	88,255	1,691		Dairy Crest Group PLC	1,296,693	10,117
EDP - Energias de Portugal SA	128,050	622
Electric Power Development Co Ltd	7,800	207		Delhaize Group SA	6,718	500
				J Sainsbury PLC	82,349	467
Electricite de France	15,636	600		Koninklijke Ahold NV	43,432	840
Enel SpA	322,577	1,827
Fortum OYJ	18,628	421		Marine Harvest ASA	356,154	4,368
				MEIJI Holdings Co Ltd	2,000	123
GDF Suez	580,362	14,627		Metcash Ltd	59,088	153
Hokuriku Electric Power Co	10,800	134
Iberdrola SA	235,719	1,647		Nestle SA	47,334	3,658
Kansai Electric Power Co Inc/The	15,800	132		Nisshin Seifun Group Inc	13,600	158
				Nissin Foods Holdings Co Ltd	2,400	115
Korea Electric Power Corp	503,550	19,253		Olam International Ltd	94,000	168

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Food (continued)				Insurance (continued)
Seven & I Holdings Co Ltd	15,800	$623		Sampo	22,335	$1,110
Suedzucker AG	5,221	112		SCOR SE	9,915	363
Tesco PLC	801,593	3,971		Sony Financial Holdings Inc	4,000	64
Unilever NV - CVA	362,596	15,548		Standard Life PLC	96,230	622
		$51,082		Swiss Life Holding AG (a)	60,759	14,969
				Swiss Re AG (a)	17,595	1,539
Forest Products & Paper - 0.88%				T&D Holdings Inc	37,700	450
DS Smith PLC	4,092,451	21,809		Tokio Marine Holdings Inc	31,500	928
Oji Holdings Corp	53,000	222		UnipolSai SpA (a)	57,942	213
Svenska Cellulosa AB SCA	19,241	541		Zurich Insurance Group AG (a)	146,073	41,888
UPM-Kymmene OYJ	33,956	595				$195,267
		$23,167
				Internet - 0.00%
Gas - 1.70%				SBI Holdings Inc/Japan	4,500	51
Centrica PLC	160,221	893
Enagas SA	12,525	386
Gas Natural SDG SA	22,392	642		Investment Companies - 0.00%
National Grid PLC	1,780,629	25,309		BGP Holdings PLC (a),(b),(c)	738,711	—
Osaka Gas Co Ltd	121,000	456
Snam SpA	2,860,375	17,205		Iron & Steel - 0.47%
		$44,891		ArcelorMittal	639,026	10,391
Hand & Machine Tools - 0.70%				Hitachi Metals Ltd	4,000	54
Sandvik AB	1,304,200	18,535		JFE Holdings Inc	31,500	582
				Nippon Steel & Sumitomo Metal Corp	375,000	984
				Voestalpine AG	7,520	344
Holding Companies - Diversified - 0.42%						$12,355
China Merchants Holdings International Co	2,852,000	8,949
Ltd				Leisure Products & Services - 0.56%
Hutchison Whampoa Ltd	39,000	535		Carnival PLC	365,910	14,629
Industrivarden AB	5,121	108		Tui Travel PLC	30,983	224
Keppel Corp Ltd	75,000	631		Yamaha Corp	6,600	88
Noble Group Ltd	137,000	141				$14,941
NWS Holdings Ltd	96,000	165
Swire Pacific Ltd	44,500	514		Lodging - 0.02%
				Accor SA	5,090	249
		$11,043		Echo Entertainment Group Ltd	32,596	86
Home Builders - 0.13%				Wynn Macau Ltd	34,800	138
Brookfield Incorporacoes SA (a)	3,442,200	2,208				$473
Daiwa House Industry Co Ltd	27,000	456
Persimmon PLC (a)	6,799	151		Machinery - Construction & Mining - 0.75%
				Hitachi Construction Machinery Co Ltd	7,100	132
Sekisui Chemical Co Ltd	18,000	182		Joy Global Inc	164,900	9,957
Sekisui House Ltd	34,600	415		Komatsu Ltd	419,600	9,238
		$3,412		Mitsubishi Electric Corp	43,000	489
Home Furnishings - 0.03%						$19,816
Sharp Corp/Japan (a)	34,000	85
Sony Corp	47,200	829		Machinery - Diversified - 1.05%
				Alstom SA	13,805	570
		$914		Amada Co Ltd	2,229,000	16,121
Insurance - 7.38%				Sumitomo Heavy Industries Ltd	13,000	55
Admiral Group PLC	12,258	290		Teco Electric and Machinery Co Ltd	10,101,200	10,985
Aegon NV	2,398,916	21,990		Zardoya Otis SA	3,840	67
Ageas	11,083	477				$27,798
Allianz SE	23,083	4,017
AMP Ltd	124,262	585		Media - 1.47%
Assicurazioni Generali SpA	58,339	1,364		Lagardere SCA	7,150	300
				ProSiebenSat.1 Media AG	10,526	461
Aviva PLC	2,796,955	24,926		Reed Elsevier NV	1,824,067	37,231
AXA SA	628,268	16,396
Baloise Holding AG	3,066	373		Singapore Press Holdings Ltd	103,000	344
CNP Assurances	11,153	257		Wolters Kluwer NV	20,254	564
Dai-ichi Life Insurance Co Ltd/The	39,000	540				$38,900
Delta Lloyd NV	910,448	23,961		Metal Fabrication & Hardware - 0.00%
Direct Line Insurance Group PLC	72,173	305		Maruichi Steel Tube Ltd	3,100	79
Gjensidige Forsikring ASA	13,417	248
Hannover Rueck SE	3,855	359
Helvetia Holding AG	9,700	4,835		Mining - 0.94%
ING Groep NV (a)	1,926,190	27,535		Anglo American PLC	57,952	1,549
Insurance Australia Group Ltd	98,678	527		Antofagasta PLC	25,459	339
Legal & General Group PLC	299,185	1,071		BHP Billiton PLC	110,631	3,592
MS&AD Insurance Group Holdings	23,100	518		Glencore Xstrata PLC	289,758	1,564
Muenchener Rueckversicherungs AG	8,960	2,071		Mitsubishi Materials Corp	36,000	104
				Newcrest Mining Ltd (a)	49,005	478
Resolution Ltd	94,419	476
				Orica Ltd	23,540	480

See accompanying notes

Schedule of Investments Overseas Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Mining (continued)				Private Equity - 0.01%
Rio Tinto Ltd	20,373	$1,175		3i Group PLC	22,114	$142
Rio Tinto PLC	275,087	14,956

Sumitomo Metal Mining Co Ltd	34,000	514		Real Estate - 0.18%
		$24,751		Cheung Kong Holdings Ltd	65,500	1,119
Miscellaneous Manufacturing - 3.06%				Deutsche Wohnen AG	12,200	262
FUJIFILM Holdings Corp	21,700	561		Henderson Land Development Co Ltd	70,000	418
Konica Minolta Inc	31,000	289		Hopewell Holdings Ltd	36,000	124
Nikon Corp	1,581,200	24,791		Hysan Development Co Ltd	41,000	176
Orkla ASA	1,459,407	12,070		IMMOFINANZ AG (a)	61,351	228
Siemens AG	328,019	43,272		Keppel Land Ltd	46,000	127
		$80,983		Kerry Properties Ltd	43,000	142
				New World Development Co Ltd	415,936	430
Office & Business Equipment - 0.70%				Sino Land Co Ltd	196,000	294
Canon Inc	576,600	18,068		Sun Hung Kai Properties Ltd	78,383	989
Ricoh Co Ltd	44,000	507		Sun Hung Kai Properties Ltd - Warrants (a),(b)	6,465	4
		$18,575		Tokyo Tatemono Co Ltd	17,000	136
Oil & Gas - 7.89%				Wheelock & Co Ltd	61,000	252
BG Group PLC	1,163,158	23,530				$4,701
BP PLC	4,342,353	36,663		REITS - 0.68%
CNOOC Ltd	16,959,000	28,031		Ascendas Real Estate Investment Trust	136,000	249
Eni SpA	640,720	16,594		British Land Co PLC	39,319	460
Idemitsu Kosan Co Ltd	5,600	124		CFS Retail Property Trust Group	142,969	268
Imperial Oil Ltd	345,800	16,885		Dexus Property Group	362,668	384
Inpex Corp	41,600	607		Gecina SA	1,472	198
Japan Petroleum Exploration Co	1,800	67		Hammerson PLC	46,751	451
JX Holdings Inc	104,810	544		Intu Properties PLC	43,561	215
OMV AG	9,415	440		Japan Real Estate Investment Corp	77	408
Repsol SA	36,529	983		Land Securities Group PLC	38,831	698
Royal Dutch Shell PLC - A Shares	745,000	29,453		Link REIT/The	2,427,940	12,088
Royal Dutch Shell PLC - A Shares	603,872	23,888		Mirvac Group	240,350	392
Royal Dutch Shell PLC - B Shares	104,161	4,423		Segro PLC	48,674	288
Seadrill Ltd	15,512	543		Stockland	151,213	548
Showa Shell Sekiyu KK	12,100	123		Westfield Group	82,941	846
Statoil ASA	46,886	1,429		Westfield Retail Trust	197,970	588
TonenGeneral Sekiyu KK	19,000	179				$18,081
Total SA	328,630	23,512
Transocean Ltd	14,939	638		Retail - 0.56%
		$208,656		Aeon Co Ltd	38,900	449
				Harvey Norman Holdings Ltd	22,073	68
Oil & Gas Services - 1.23%				J Front Retailing Co Ltd	32,000	204
Technip SA	289,916	32,633		Kingfisher PLC	110,698	783
				Marks & Spencer Group PLC	77,328	578
Packaging & Containers - 0.60%				Rallye SA	240,519	12,234
Rexam PLC	1,868,305	15,664		Takashimaya Co Ltd	17,000	161
Toyo Seikan Group Holdings Ltd	10,500	156		Yamada Denki Co Ltd	59,100	218
		$15,820				$14,695

Pharmaceuticals - 9.81%				Semiconductors - 0.01%
Alfresa Holdings Corp	2,700	168		Rohm Co Ltd	6,400	306
AstraZeneca PLC	52,649	4,156
Bayer AG	161,161	22,408		Shipbuilding - 0.35%
Chugai Pharmaceutical Co Ltd	7,300	184		Sembcorp Marine Ltd	2,774,000	9,022
Eisai Co Ltd	16,200	626		Yangzijiang Shipbuilding Holdings Ltd	128,000	112
GlaxoSmithKline PLC	1,109,158	30,647				$9,134
Kyowa Hakko Kirin Co Ltd	15,000	171
Medipal Holdings Corp	9,800	138		Software - 0.76%
Mitsubishi Tanabe Pharma Corp	15,000	206		Amadeus IT Holding SA	8,596	357
Novartis AG	893,342	77,660		SAP AG	244,349	19,750
Orion OYJ	6,366	194				$20,107
Otsuka Holdings Co Ltd	16,800	484
Roche Holding AG	101,277	29,709		Telecommunications - 5.53%
				Belgacom SA	9,975	305
Sanofi	680,986	73,492		Bezeq The Israeli Telecommunication Corp	127,968	232
Taisho Pharmaceutical Holdings Co Ltd	2,000	147		Ltd
Takeda Pharmaceutical Co Ltd	36,500	1,642		BT Group PLC	131,557	821
Teva Pharmaceutical Industries Ltd ADR	326,100	15,933
Teva Pharmaceutical Industries Ltd	25,850	1,267		China Mobile Ltd	2,678,341	25,494
				Deutsche Telekom AG	137,526	2,311
Tsumura & Co	3,800	90		Elisa OYJ	9,162	274
		$259,322		HKT Trust and HKT Ltd	144,000	151
				KDDI Corp	643,800	34,335

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
				Portfolio Summary (unaudited)
Telecommunications (continued)				Country	Percent
Koninklijke KPN NV (a)	105,018	$373
Millicom International Cellular SA	4,255	422		United Kingdom	18.02%
				Switzerland	12.54%
Nippon Telegraph & Telephone Corp	18,400	1,021		Japan	11.78%
NTT DOCOMO Inc	74,900	1,195
Orange SA	88,137	1,428		France	10.21%
				Netherlands	9 .11%
PCCW Ltd	268,000	143		Germany	7 .92%
Singapore Telecommunications Ltd	183,000	561
SK Telecom Co Ltd	124,317	25,740		United States	5 .30%
				Korea, Republic Of	3 .55%
Swisscom AG	1,109	675		Hong Kong	2 .56%
TDC A/S	1,941,914	18,237
Telecom Corp of New Zealand Ltd	126,374	302		Singapore	2 .46%
Telecom Italia SpA (a)	478,314	615		Spain	2 .01%
Telecom Italia SpA - RSP	385,273	383		Norway	1 .61%
Telekomunikasi Indonesia Persero Tbk PT	13,819,600	2,716		Denmark	1 .55%
				Italy	1 .52%
Telenor ASA	28,621	672		China	1 .07%
TeliaSonera AB	100,055	728		Ireland	1 .06%
Vivendi SA	50,629	1,360
Vodafone Group PLC	6,754,388	25,643		Sweden	1 .00%
				Australia	0 .94%
		$146,137		Austria	0 .71%
Transportation - 0.57%				Brazil	0 .70%
AP Moeller - Maersk A/S - A shares	180	409		Israel	0 .67%
AP Moeller - Maersk A/S - B shares	200	477		Canada	0 .64%
Central Japan Railway Co	7,200	884		Belgium	0 .61%
ComfortDelGro Corp Ltd	84,000	142		Luxembourg	0 .42%
East Japan Railway Co	8,400	613		Taiwan, Province Of China	0 .42%
Hankyu Hanshin Holdings Inc	38,000	208		India	0 .40%
Kamigumi Co Ltd	15,000	143		Indonesia	0 .10%
Mitsui OSK Lines Ltd	73,000	244		Finland	0 .10%
MTR Corp Ltd	93,500	353		New Zealand	0 .02%
Nippon Express Co Ltd	51,000	241		Bermuda	0 .02%
Nippon Yusen KK	108,000	293		Guernsey	0 .02%
PostNL NV (a)	2,364,473	10,393		Portugal	0 .02%
Toll Holdings Ltd	43,556	215		Macao	0 .01%
West Japan Railway Co	10,900	442		Other Assets in Excess of Liabilities, Net	0 .93%
		$15,057		TOTAL NET ASSETS	100.00%

Water - 0.12%
Guangdong Investment Ltd	2,616,800	2,845
Suez Environnement Co	18,003	354
		$3,199
TOTAL COMMON STOCKS		$2,510,149
INVESTMENT COMPANIES - 4.05%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.05%
BlackRock Liquidity Funds TempFund	66,340,244	66,340
Portfolio
Goldman Sachs Financial Square Funds -	39,495,554	39,496
Money Market Fund
JP Morgan Prime Money Market Fund	1,146,049	1,146
		$106,982
TOTAL INVESTMENT COMPANIES		$106,982
PREFERRED STOCKS - 0.10%	Shares Held	Value(000	's)

Automobile Manufacturers - 0.10%
Bayerische Motoren Werke AG	3,593	354
Porsche Automobil Holding SE	6,434	712
Volkswagen AG	6,075	1,642
		$2,708
TOTAL PREFERRED STOCKS		$2,708
Total Investments		$2,619,839
Other Assets in Excess of Liabilities, Net - 0.93%		$24,499
TOTAL NET ASSETS - 100.00%		$2,644,338

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2014	Long	884	$82,360	$85,054	$2,694
S&P 500 Emini; June 2014	Long	388	35,876	36,431	555
Total					$3,249
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2014 (unaudited)

COMMON STOCKS - 97.83%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.19%				Consumer Products - 1.35%
Boeing Co/The	233,692	$30,151		Kimberly-Clark Corp	93,249	$10,467
Northrop Grumman Corp	95,067	11,551		Tupperware Brands Corp	141,599	12,023
Teledyne Technologies Inc (a)	111,454	10,350		WD-40 Co	130,675	9,519
		$52,052				$32,009

Airlines - 0.68%				Cosmetics & Personal Care - 0.82%
Alaska Air Group Inc	132,700	12,484		Procter & Gamble Co/The	237,435	19,600
Cathay Pacific Airways Ltd ADR	398,175	3,731

		$16,215		Distribution & Wholesale - 0.48%
Apparel - 1.63%				Pool Corp	195,173	11,519
Nike Inc	451,219	32,916
Ralph Lauren Corp	38,415	5,815		Diversified Financial Services - 3.20%
		$38,731		Ameriprise Financial Inc	88,099	9,834
Automobile Manufacturers - 1.06%				Charles Schwab Corp/The	973,104	25,836
Nissan Motor Co Ltd ADR	133,193	2,302		Franklin Resources Inc	544,827	28,522
PACCAR Inc	357,849	22,895		T Rowe Price Group Inc	144,769	11,890
		$25,197				$76,082

Automobile Parts & Equipment - 1.26%				Electric - 1.05%
Autoliv Inc	110,244	11,243		Duke Energy Corp	125,333	9,336
Johnson Controls Inc	414,200	18,697		Edison International	199,736	11,297
		$29,940		Xcel Energy Inc	133,866	4,266
						$24,899
Banks - 6.88%
City National Corp/CA	136,732	9,923		Electronics - 2.08%
East West Bancorp Inc	301,502	10,405		FEI Co	75,543	6,007
Goldman Sachs Group Inc/The	65,872	10,528		FLIR Systems Inc	112,824	3,841
JP Morgan Chase & Co	495,033	27,712		Thermo Fisher Scientific Inc	132,442	15,098
PNC Financial Services Group Inc/The	143,782	12,083		Trimble Navigation Ltd (a)	276,445	10,624
State Street Corp	164,570	10,625		Waters Corp (a)	141,610	13,954
SVB Financial Group (a)	113,005	12,056				$49,524
US Bancorp/MN	545,433	22,243		Engineering & Construction - 0.75%
Wells Fargo & Co	970,433	48,172		Granite Construction Inc	155,279	5,804
		$163,747		Jacobs Engineering Group Inc (a)	209,810	12,106
Beverages - 1.76%						$17,910
AMBEV SA ADR	689,810	5,001		Environmental Control - 0.61%
Brown-Forman Corp	130,769	11,733		Darling International Inc (a)	111,854	2,238
Coca-Cola Co/The	370,823	15,126		Energy Recovery Inc (a)	90,107	461
Coca-Cola HBC AG ADR	89,699	2,260		Waste Connections Inc	263,240	11,756
PepsiCo Inc	89,737	7,707				$14,455
		$41,827
				Food - 2.12%
Biotechnology - 1.12%				Dairy Farm International Holdings Ltd ADR	176,507	8,887
Gilead Sciences Inc (a)	340,755	26,746
				General Mills Inc	272,481	14,447
				Kroger Co/The	393,781	18,130
Building Materials - 0.48%				McCormick & Co Inc/MD	125,350	8,925
Apogee Enterprises Inc	251,725	7,997				$50,389

Simpson Manufacturing Co Inc	107,557	3,527		Gas - 1.63%
		$11,524		Sempra Energy	393,769	38,830
Chemicals - 3.14%
Axiall Corp	129,534	6,036		Healthcare - Products - 1.70%
EI du Pont de Nemours & Co	243,555	16,396		Becton Dickinson and Co	118,418	13,385
FMC Corp	166,135	12,792		Edwards Lifesciences Corp (a)	51,722	4,214
International Flavors & Fragrances Inc	153,748	15,147		Medtronic Inc	106,176	6,245
PPG Industries Inc	67,574	13,084		Techne Corp	85,859	7,668
Sigma-Aldrich Corp	115,764	11,138		Varian Medical Systems Inc (a)	110,713	8,807
		$74,593				$40,319

Commercial Services - 1.37%				Healthcare - Services - 1.10%
Hertz Global Holdings Inc (a)	613,526	17,467
				DaVita HealthCare Partners Inc (a)	190,551	13,205
Robert Half International Inc	153,774	6,889		Universal Health Services Inc	158,060	12,928
TrueBlue Inc (a)	303,833	8,128
						$26,133
		$32,484
				Insurance - 2.80%
Computers - 5.04%				ACE Ltd	141,769	14,506
Apple Inc	118,670	70,026		Fidelity National Financial Inc	303,895	9,779
EMC Corp/MA	691,846	17,850		HCC Insurance Holdings Inc	374,684	17,213
International Business Machines Corp	134,417	26,409		MetLife Inc	186,530	9,765
Teradata Corp (a)	123,078	5,595
				StanCorp Financial Group Inc	55,734	3,405
		$119,880

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)				Pharmaceuticals (continued)
XL Group PLC	378,244	$11,858		McKesson Corp	195,022	$32,996
		$66,526		Teva Pharmaceutical Industries Ltd ADR	138,652	6,775
				VCA Antech Inc (a)	202,007	6,187
Internet - 2.77%						$161,738
Amazon.com Inc (a)	57,823	17,586
eBay Inc (a)	297,142	15,401		REITS - 2.91%
Google Inc (a)	30,882	16,264		Alexandria Real Estate Equities Inc	174,436	12,877
Google Inc (a)	30,882	16,518		Annaly Capital Management Inc	148,444	1,715
		$65,769		Essex Property Trust Inc	52,789	9,146
				HCP Inc	318,854	13,347
Iron & Steel - 0.98%				Plum Creek Timber Co Inc	108,125	4,714
Reliance Steel & Aluminum Co	196,770	13,935		Sabra Health Care REIT Inc	162,159	4,860
Schnitzer Steel Industries Inc	337,043	9,461		Ventas Inc	119,527	7,898
		$23,396		Weyerhaeuser Co	493,459	14,730
Leisure Products & Services - 0.60%						$69,287
Carnival Corp	161,861	6,363		Retail - 5.49%
Harley-Davidson Inc	107,661	7,960		Copart Inc (a)	398,681	14,460
		$14,323		Costco Wholesale Corp	316,533	36,616
Lodging - 0.10%				CVS Caremark Corp	230,374	16,753
Red Lion Hotels Corp (a)	423,120	2,433		Home Depot Inc/The	165,158	13,132
				Nordstrom Inc	375,455	23,008
				Starbucks Corp	377,452	26,656
Machinery - Construction & Mining - 0.31%						$130,625
Caterpillar Inc	70,150	7,394
				Savings & Loans - 0.62%
				Washington Federal Inc	687,047	14,826
Machinery - Diversified - 0.97%
AGCO Corp	67,107	3,738
Deere & Co	208,056	19,420		Semiconductors - 3.60%
		$23,158		Altera Corp	267,420	8,696
				Applied Materials Inc	570,421	10,872
Media - 2.29%				Avago Technologies Ltd	164,877	10,470
Viacom Inc	220,386	18,729		Intel Corp	539,627	14,403
Walt Disney Co/The	451,149	35,794		Lam Research Corp	202,446	11,663
		$54,523		Microchip Technology Inc	337,534	16,046
Metal Fabrication & Hardware - 0.63%				Qualcomm Inc	171,523	13,501
Precision Castparts Corp	58,912	14,910				$85,651
				Software - 5.80%
Mining - 0.46%				Actuate Corp (a)	402,935	2,269
Freeport-McMoRan Copper & Gold Inc	319,875	10,994		Adobe Systems Inc (a)	480,918	29,668
				Autodesk Inc (a)	173,124	8,313
				Fair Isaac Corp	108,739	6,220
Miscellaneous Manufacturing - 2.04%				Informatica Corp (a)	140,034	4,964
AptarGroup Inc	162,326	10,944		Microsoft Corp	1,040,262	42,027
Crane Co	151,012	10,983		Omnicell Inc (a)	206,431	5,466
General Electric Co	986,897	26,538		Oracle Corp	741,720	30,321
		$48,465		Tyler Technologies Inc (a)	105,526	8,616
Oil & Gas - 8.44%						$137,864
Apache Corp	285,183	24,754		Telecommunications - 3.06%
Chevron Corp	373,929	46,935		AT&T Inc	549,681	19,624
Devon Energy Corp	248,638	17,405		China Mobile Ltd ADR	223,120	10,583
Energen Corp	144,398	11,250		Cisco Systems Inc	495,243	11,445
Exxon Mobil Corp	485,337	49,703		Corning Inc	577,737	12,080
HollyFrontier Corp	128,539	6,760		Polycom Inc (a)	348,815	4,290
Nabors Industries Ltd	265,568	6,777		Verizon Communications Inc	317,571	14,840
Occidental Petroleum Corp	297,953	28,529				$72,862
Total SA ADR	122,161	8,703
		$200,816		Toys, Games & Hobbies - 0.76%
				Hasbro Inc	139,231	7,694
Oil & Gas Services - 0.74%				Mattel Inc	265,647	10,417
Natural Gas Services Group Inc (a)	259,607	7,967
						$18,111
Schlumberger Ltd	95,924	9,741
		$17,708		Transportation - 1.62%
				Expeditors International of Washington Inc	459,484	18,949
Pharmaceuticals - 6.80%				Union Pacific Corp	103,414	19,693
Abbott Laboratories	298,898	11,579				$38,642
AbbVie Inc	317,944	16,559
Actavis PLC (a)	45,030	9,201		Trucking & Leasing - 0.36%
Allergan Inc/United States	249,945	41,451		Greenbrier Cos Inc/The (a)	161,930	8,492
Bristol-Myers Squibb Co	305,822	15,319
Johnson & Johnson	213,955	21,671

See accompanying notes

		Schedule of Investments
	Principal Capital Appreciation Fund
		April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water - 0.18%
California Water Service Group	190,343	$4,283

TOTAL COMMON STOCKS		$2,327,401
INVESTMENT COMPANIES - 2.24%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.24%
JP Morgan US Government Money Market	53,288,094	53,288
Fund

TOTAL INVESTMENT COMPANIES		$53,288
Total Investments		$2,380,689
Liabilities in Excess of Other Assets, Net - (0.07)%		$(1,596)
TOTAL NET ASSETS - 100.00%		$2,379,093

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18.14%
Financial		16.41%
Technology		14.44%
Consumer, Cyclical		12.06%
Industrial		12.04%
Energy		9 .18%
Communications		8 .12%
Basic Materials		4 .58%
Utilities		2 .86%
Exchange Traded Funds		2 .24%
Liabilities in Excess of Other Assets, Net		(0.07)%
TOTAL NET ASSETS		100.00%

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	17,471,654	$190,616
Bond Market Index Fund (a)	15,175,461	164,047
Core Plus Bond Fund I (a)	17,071,655	188,300
Diversified International Fund (a)	6,375,731	76,381
Diversified Real Asset Fund (a)	5,070,565	64,345
Equity Income Fund (a)	3,387,440	85,330
Global Diversified Income Fund (a)	5,779,170	84,780
Global Multi-Strategy Fund (a)	4,165,565	45,363
Global Opportunities Fund (a)	2,158,739	27,135
High Yield Fund I (a)	4,308,948	45,977
Inflation Protection Fund (a)	10,021,638	85,885
International Emerging Markets Fund (a)	979,082	23,371
LargeCap Growth Fund I (a)	7,462,021	92,977
LargeCap S&P 500 Index Fund (a)	4,792,381	63,643
LargeCap Value Fund (a)	2,693,151	35,630
LargeCap Value Fund III (a)	4,280,748	63,484
MidCap Fund (a)	3,287,655	67,331
Overseas Fund (a)	6,432,344	77,510
Short-Term Income Fund (a)	11,122,475	136,250
SmallCap Growth Fund I (a)	1,672,480	22,311
SmallCap Value Fund II (a)	1,818,287	24,892
		$1,665,558
TOTAL INVESTMENT COMPANIES		$1,665,558
Total Investments		$1,665,558
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$1,665,558

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		48.71%
Domestic Equity Funds		27.35%
International Equity Funds		12.27%
Specialty Funds		11.67%
Liabilities in Excess of Other Assets, Net		0 .00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	16,912,575	$182,662	1,503,445	$16,272	944,366	$10,188	17,471,654	$188,746
Bond Market Index Fund	13,572,181	144,920	2,520,126	26,985	916,846	9,834	15,175,461	162,065
Core Plus Bond Fund I	16,352,593	172,513	1,656,317	18,165	937,255	10,337	17,071,655	180,315
Diversified International Fund	6,493,839	92,839	219,631	2,590	337,739	3,988	6,375,731	91,696
Diversified Real Asset Fund	5,171,451	53,431	194,171	2,349	295,057	3,605	5,070,565	52,227
Equity Income Fund	3,679,519	69,686	92,560	2,245	384,639	9,371	3,387,440	64,141
Global Diversified Income Fund	5,866,439	66,580	236,609	3,365	323,878	4,616	5,779,170	65,406
Global Multi-Strategy Fund	4,303,645	44,480	115,207	1,246	253,287	2,745	4,165,565	43,012
Global Opportunities Fund	2,472,329	26,927	45,872	564	359,462	4,449	2,158,739	23,380
High Yield Fund I	4,279,682	41,131	269,461	2,858	240,195	2,558	4,308,948	41,436
Inflation Protection Fund	8,790,610	71,070	1,786,128	15,157	555,100	4,713	10,021,638	81,503
International Emerging Markets Fund	1,007,764	28,102	22,459	538	51,141	1,219	979,082	27,371
LargeCap Growth Fund I	8,622,634	67,544	652,120	8,132	1,812,733	22,942	7,462,021	57,951
LargeCap S&P 500 Index Fund	5,668,763	57,683	167,142	2,138	1,043,524	13,480	4,792,381	48,055
LargeCap Value Fund	2,873,977	26,210	338,759	4,344	519,585	6,803	2,693,151	23,799
LargeCap Value Fund I	1,521,332	12,435	—	—	1,521,332	22,230	—	—
LargeCap Value Fund III	3,160,600	42,130	1,655,996	23,106	535,848	7,769	4,280,748	57,702
MidCap Fund	4,050,778	59,871	142,503	2,875	905,626	18,545	3,287,655	48,455
Overseas Fund	6,656,662	59,777	538,562	6,255	762,880	8,969	6,432,344	57,630
Short-Term Income Fund	10,446,363	125,420	1,283,950	15,706	607,838	7,441	11,122,475	133,730
SmallCap Growth Fund I	1,682,299	16,540	206,223	2,856	216,042	3,061	1,672,480	16,374
SmallCap Value Fund II	1,751,880	13,558	143,753	1,937	77,346	1,061	1,818,287	14,536

		$1,475,509		$159,683		$179,924		$1,479,530

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,452			$—			$—
Bond Market Index Fund		3,363			(6)			—
Core Plus Bond Fund I		4,350			(26)			—
Diversified International Fund		1,504			255			—
Diversified Real Asset Fund		1,172			52			195
Equity Income Fund		1,055			1,581			—
Global Diversified Income Fund		2,131			77			—
Global Multi-Strategy Fund		299			31			199
Global Opportunities Fund		171			338			—
High Yield Fund I		1,541			5			606
Inflation Protection Fund		163			(11)			1,206
International Emerging Markets Fund		207			(50)			—
LargeCap Growth Fund I		627			5,217			6,161
LargeCap S&P 500 Index Fund		1,193			1,714			—
LargeCap Value Fund		1,384			48			2,469
LargeCap Value Fund I		—			9,795			—
LargeCap Value Fund III		423			235			—
MidCap Fund		476			4,254			1,436
Overseas Fund		2,182			567			2,994
Short-Term Income Fund		1,123			45			68
SmallCap Growth Fund I		382			39			2,186
SmallCap Value Fund II		117			102			1,532
		$26,315			$24,262			$19,052
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.84%
Bond & Mortgage Securities Fund (a)	10,453,429	$114,047
Bond Market Index Fund (a)	8,569,542	92,637
Core Plus Bond Fund I (a)	10,156,201	112,023
Diversified International Fund (a)	4,517,776	54,123
Diversified Real Asset Fund (a)	3,349,134	42,500
Equity Income Fund (a)	1,777,614	44,778
Global Diversified Income Fund (a)	2,440,659	35,804
Global Multi-Strategy Fund (a)	2,553,125	27,803
Global Opportunities Fund (a)	2,810,078	35,323
High Yield Fund I (a)	2,137,620	22,808
Inflation Protection Fund (a)	5,328,229	45,663
International Emerging Markets Fund (a)	818,902	19,547
LargeCap Growth Fund I (a)	5,951,119	74,151
LargeCap S&P 500 Index Fund (a)	3,985,265	52,924
LargeCap Value Fund (a)	2,438,454	32,261
LargeCap Value Fund III (a)	3,567,696	52,909
MidCap Fund (a)	1,351,248	27,674
MidCap Growth Fund III (a)	838,516	10,062
MidCap Value Fund III (a)	553,401	10,880
Overseas Fund (a)	4,623,698	55,716
Short-Term Income Fund (a)	3,664,404	44,889
SmallCap Growth Fund I (a)	1,102,376	14,706
SmallCap Value Fund II (a)	1,134,109	15,526
		$1,038,754
TOTAL INVESTMENT COMPANIES		$1,038,754
Total Investments		$1,038,754
Other Assets in Excess of Liabilities, Net - 0.16%		$1,686
TOTAL NET ASSETS - 100.00%		$1,040,440

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		41.52%
Domestic Equity Funds		32.29%
International Equity Funds		15.84%
Specialty Funds		10.19%
Other Assets in Excess of Liabilities, Net		0 .16%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,481,784	$93,606	1,389,512	$15,042	417,867	$4,505	10,453,429	$104,142
Bond Market Index Fund	7,925,538	86,155	1,025,608	10,972	381,604	4,084	8,569,542	93,042
Core Plus Bond Fund I	9,018,684	97,965	1,548,631	16,980	411,114	4,523	10,156,201	110,421
Diversified International Fund	4,430,512	40,392	261,246	3,099	173,982	2,049	4,517,776	41,437
Diversified Real Asset Fund	3,276,328	36,597	208,606	2,543	135,800	1,656	3,349,134	37,485
Equity Income Fund	1,917,674	37,161	91,934	2,237	231,994	5,677	1,777,614	34,266
Global Diversified Income Fund	2,379,572	30,991	178,779	2,554	117,692	1,677	2,440,659	31,868
Global Multi-Strategy Fund	2,525,267	26,229	144,403	1,567	116,545	1,263	2,553,125	26,534
Global Opportunities Fund	2,955,053	31,900	125,718	1,555	270,693	3,347	2,810,078	30,316
High Yield Fund I	2,038,675	18,870	190,407	2,023	91,462	972	2,137,620	19,921
Inflation Protection Fund	4,130,040	33,569	1,405,753	11,928	207,564	1,757	5,328,229	43,738
International Emerging Markets Fund	812,171	14,991	40,780	979	34,049	808	818,902	15,162
LargeCap Growth Fund I	6,410,235	49,065	636,910	7,997	1,096,026	13,888	5,951,119	44,250
LargeCap S&P 500 Index Fund	4,301,121	31,860	233,513	3,013	549,369	7,092	3,985,265	28,794
LargeCap Value Fund	2,482,382	20,176	358,988	4,631	402,916	5,263	2,438,454	19,679
LargeCap Value Fund I	1,208,086	9,775	—	—	1,208,086	17,644	—	—
LargeCap Value Fund III	2,551,791	34,016	1,411,843	19,739	395,938	5,743	3,567,696	48,172
MidCap Fund	1,463,506	21,709	87,442	1,780	199,700	4,077	1,351,248	20,007
MidCap Growth Fund III	899,175	6,234	218,464	2,615	279,123	3,394	838,516	5,631
MidCap Value Fund III	582,170	9,281	43,468	830	72,237	1,394	553,401	8,825
Overseas Fund	4,490,812	43,035	478,300	5,591	345,414	4,049	4,623,698	44,601
Short-Term Income Fund	2,859,375	34,553	948,641	11,606	143,612	1,757	3,664,404	44,402
SmallCap Growth Fund I	1,120,018	8,786	164,692	2,297	182,334	2,569	1,102,376	8,613
SmallCap Value Fund II	1,196,679	10,050	125,957	1,709	188,527	2,570	1,134,109	9,422

		$826,966		$133,287		$101,758		$870,728

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,404			$(1)			$—
Bond Market Index Fund		1,994			(1)			—
Core Plus Bond Fund I		2,431			(1)			—
Diversified International Fund		1,041			(5)			—
Diversified Real Asset Fund		753			1			125
Equity Income Fund		551			545			—
Global Diversified Income Fund		881			—			—
Global Multi-Strategy Fund		178			1			118
Global Opportunities Fund		207			208			—
High Yield Fund I		746			—			292
Inflation Protection Fund		78			(2)			574
International Emerging Markets Fund		169			—			—
LargeCap Growth Fund I		471			1,076			4,627
LargeCap S&P 500 Index Fund		916			1,013			—
LargeCap Value Fund		1,208			135			2,155
LargeCap Value Fund I		—			7,869			—
LargeCap Value Fund III		344			160			—
MidCap Fund		174			595			524
MidCap Growth Fund III		709			176			1,513
MidCap Value Fund III		205			108			231
Overseas Fund		1,490			24			2,042
Short-Term Income Fund		325			—			19
SmallCap Growth Fund I		257			99			1,469
SmallCap Value Fund II		81			233			1,057
		$16,613			$12,233			$14,746
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.96%
Bond & Mortgage Securities Fund (a)	58,303,390	$636,090
Bond Market Index Fund (a)	42,581,935	460,311
Core Plus Bond Fund I (a)	56,153,302	619,371
Diversified International Fund (a)	32,585,751	390,377
Diversified Real Asset Fund (a)	15,373,180	195,086
Equity Income Fund (a)	8,163,309	205,634
Global Diversified Income Fund (a)	9,778,505	143,451
Global Multi-Strategy Fund (a)	16,410,966	178,715
Global Opportunities Fund (a)	25,543,846	321,086
Global Real Estate Securities Fund (a)	23,815,933	206,484
High Yield Fund I (a)	12,185,409	130,018
Inflation Protection Fund (a)	25,854,427	221,572
International Emerging Markets Fund (a)	7,068,023	168,714
LargeCap Growth Fund I (a)	45,324,405	564,742
LargeCap S&P 500 Index Fund (a)	30,496,004	404,987
LargeCap Value Fund (a)	21,395,513	283,063
LargeCap Value Fund III (a)	31,984,192	474,326
MidCap Fund (a)	4,792,082	98,142
MidCap Growth Fund III (a)	10,677,377	128,128
MidCap Value Fund III (a)	6,701,553	131,752
Overseas Fund (a)	34,132,125	411,292
Short-Term Income Fund (a)	4,931,094	60,406
SmallCap Growth Fund I (a)	8,451,797	112,747
SmallCap Value Fund II (a)	9,033,291	123,666
		$6,670,160
TOTAL INVESTMENT COMPANIES		$6,670,160
Total Investments		$6,670,160
Other Assets in Excess of Liabilities, Net - 0.04%		$2,656
TOTAL NET ASSETS - 100.00%		$6,672,816

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		37.87%
Fixed Income Funds		31.89%
International Equity Funds		22.45%
Specialty Funds		7 .75%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	52,579,398	$565,913	7,061,455	$76,625	1,337,463	$14,412	58,303,390	$628,126
Bond Market Index Fund	41,552,382	445,636	2,247,507	23,932	1,217,954	13,047	42,581,935	456,518
Core Plus Bond Fund I	50,769,311	547,303	6,691,673	73,568	1,307,682	14,413	56,153,302	606,455
Diversified International Fund	31,930,860	433,450	1,381,522	16,337	726,631	8,595	32,585,751	441,271
Diversified Real Asset Fund	15,027,484	159,865	731,738	8,883	386,042	4,703	15,373,180	164,050
Equity Income Fund	8,462,241	161,328	298,919	7,262	597,851	14,551	8,163,309	155,216
Global Diversified Income Fund	9,518,879	129,226	515,897	7,353	256,271	3,645	9,778,505	132,934
Global Multi-Strategy Fund	14,533,042	150,772	2,275,119	24,698	397,195	4,302	16,410,966	171,172
Global Opportunities Fund	25,390,298	275,752	729,778	9,013	576,230	7,077	25,543,846	277,739
Global Real Estate Securities Fund	24,907,807	186,296	1,768,383	14,576	2,860,257	24,293	23,815,933	177,576
High Yield Fund I	8,924,950	82,828	3,507,931	37,419	247,472	2,636	12,185,409	117,611
Inflation Protection Fund	19,586,956	171,798	6,828,199	58,152	560,728	4,759	25,854,427	225,187
International Emerging Markets Fund	7,000,056	176,724	255,077	6,078	187,110	4,499	7,068,023	178,302
LargeCap Growth Fund	2,424,277	12,405	281,651	3,019	2,705,928	28,453	—	—
LargeCap Growth Fund I	47,160,911	371,702	4,032,121	50,449	5,868,627	72,776	45,324,405	354,903
LargeCap S&P 500 Index Fund	34,168,839	320,469	1,319,600	16,952	4,992,435	64,503	30,496,004	279,753
LargeCap Value Fund	20,738,807	194,620	2,692,710	34,578	2,036,004	26,371	21,395,513	202,923
LargeCap Value Fund I	10,713,324	94,740	—	—	10,713,324	156,544	—	—
LargeCap Value Fund III	21,906,090	292,443	12,026,626	167,969	1,948,524	28,178	31,984,192	432,844
MidCap Fund	4,678,112	68,697	218,042	4,422	104,072	2,124	4,792,082	71,037
MidCap Growth Fund III	9,533,764	82,078	2,208,867	26,356	1,065,254	12,830	10,677,377	95,654
MidCap Value Fund III	6,943,009	111,099	427,485	8,123	668,941	12,858	6,701,553	107,211
Overseas Fund	31,944,994	299,649	2,912,636	33,889	725,505	8,595	34,132,125	324,994
Short-Term Income Fund	—	—	4,970,540	60,921	39,446	483	4,931,094	60,438
SmallCap Growth Fund I	8,394,378	79,228	1,102,243	15,311	1,044,824	14,376	8,451,797	80,263
SmallCap Value Fund II	9,261,764	72,384	832,698	11,242	1,061,171	14,401	9,033,291	70,463

		$5,486,405		$797,127		$563,424		$5,812,640

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$7,794			$—			$—
Bond Market Index Fund		10,411			(3)			—
Core Plus Bond Fund I		13,631			(3)			—
Diversified International Fund		7,465			79			—
Diversified Real Asset Fund		3,437			5			572
Equity Income Fund		2,546			1,177			—
Global Diversified Income Fund		3,526			—			—
Global Multi-Strategy Fund		1,018			4			678
Global Opportunities Fund		1,769			51			—
Global Real Estate Securities Fund		7,500			997			2,808
High Yield Fund I		3,352			—			1,272
Inflation Protection Fund		367			(4)			2,710
International Emerging Markets Fund		1,451			(1)			—
LargeCap Growth Fund		92			13,029			2,927
LargeCap Growth Fund I		3,449			5,528			33,904
LargeCap S&P 500 Index Fund		7,248			6,835			—
LargeCap Value Fund		10,052			96			17,923
LargeCap Value Fund I		—			61,804			—
LargeCap Value Fund III		2,974			610			—
MidCap Fund		553			42			1,668
MidCap Growth Fund III		7,485			50			15,973
MidCap Value Fund III		2,437			847			2,743
Overseas Fund		10,553			51			14,464
Short-Term Income Fund		80			—			—
SmallCap Growth Fund I		1,916			100			10,969
SmallCap Value Fund II		625			1,238			8,146
		$111,731			$92,532			$116,757
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.92%
Bond & Mortgage Securities Fund (a)	11,025,951	$120,293
Bond Market Index Fund (a)	9,563,613	103,383
Core Plus Bond Fund I (a)	10,779,181	118,894
Diversified International Fund (a)	8,567,690	102,641
Diversified Real Asset Fund (a)	3,328,279	42,236
Global Diversified Income Fund (a)	1,311,593	19,241
Global Multi-Strategy Fund (a)	4,130,496	44,981
Global Opportunities Fund (a)	6,408,435	80,554
Global Real Estate Securities Fund (a)	7,482,832	64,876
High Yield Fund I (a)	2,728,901	29,117
Inflation Protection Fund (a)	5,100,669	43,713
International Emerging Markets Fund (a)	1,905,630	45,487
LargeCap Growth Fund (a)	2,769,868	29,471
LargeCap Growth Fund I (a)	11,937,379	148,740
LargeCap S&P 500 Index Fund (a)	7,935,597	105,385
LargeCap Value Fund (a)	5,983,035	79,156
LargeCap Value Fund III (a)	8,793,230	130,404
MidCap Fund (a)	576,286	11,802
MidCap Growth Fund III (a)	3,375,671	40,508
MidCap Value Fund III (a)	2,175,558	42,771
Overseas Fund (a)	9,036,059	108,885
Preferred Securities Fund (a)	3,510,830	36,302
SmallCap Growth Fund I (a)	1,992,925	26,586
SmallCap Value Fund II (a)	2,125,876	29,103
		$1,604,529
TOTAL INVESTMENT COMPANIES		$1,604,529
Total Investments		$1,604,529
Other Assets in Excess of Liabilities, Net - 0.08%		$1,337
TOTAL NET ASSETS - 100.00%		$1,605,866

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		40.10%
Fixed Income Funds		28.13%
International Equity Funds		25.06%
Specialty Funds		6 .63%
Other Assets in Excess of Liabilities, Net		0 .08%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,126,263	$91,721	2,080,120	$22,512	180,432	$1,939	11,025,951	$112,294
Bond Market Index Fund	8,248,915	89,540	1,486,518	15,915	171,820	1,831	9,563,613	103,624
Core Plus Bond Fund I	8,734,575	95,681	2,221,610	24,403	177,004	1,943	10,779,181	118,141
Diversified International Fund	7,873,892	74,597	832,567	9,865	138,769	1,641	8,567,690	82,823
Diversified Real Asset Fund	2,735,232	30,599	647,145	7,973	54,098	654	3,328,279	37,918
Global Diversified Income Fund	1,184,940	16,588	150,815	2,156	24,162	341	1,311,593	18,403
Global Multi-Strategy Fund	3,372,169	35,240	824,658	8,945	66,331	717	4,130,496	43,468
Global Opportunities Fund	5,980,447	65,548	533,321	6,590	105,333	1,295	6,408,435	70,846
Global Real Estate Securities Fund	6,677,319	51,461	930,311	7,755	124,798	1,035	7,482,832	58,180
High Yield Fund I	2,426,595	23,094	348,094	3,702	45,788	486	2,728,901	26,310
Inflation Protection Fund	3,520,746	31,330	1,658,751	14,083	78,828	664	5,100,669	44,748
International Emerging Markets Fund	1,744,299	36,811	198,499	4,725	37,168	898	1,905,630	40,638
LargeCap Growth Fund	2,590,481	15,167	497,266	5,409	317,879	3,442	2,769,868	17,154
LargeCap Growth Fund I	11,791,668	96,781	1,692,629	21,382	1,546,918	19,488	11,937,379	98,645
LargeCap S&P 500 Index Fund	7,994,751	65,128	771,517	9,963	830,671	10,733	7,935,597	64,944
LargeCap Value Fund	5,364,771	47,106	1,015,705	13,155	397,441	5,197	5,983,035	55,107
LargeCap Value Fund I	2,076,676	17,391	—	—	2,076,676	30,349	—	—
LargeCap Value Fund III	6,503,091	87,038	2,896,204	40,686	606,065	8,803	8,793,230	119,097
MidCap Fund	527,036	8,120	58,828	1,201	9,578	195	576,286	9,127
MidCap Growth Fund III	2,761,447	26,291	831,544	10,049	217,320	2,661	3,375,671	33,689
MidCap Value Fund III	2,067,607	33,457	245,881	4,713	137,930	2,660	2,175,558	35,528
Overseas Fund	7,953,070	79,246	1,221,800	14,321	138,811	1,641	9,036,059	91,928
Preferred Securities Fund	2,635,253	25,884	935,573	9,496	59,996	599	3,510,830	34,781
SmallCap Growth Fund I	2,004,680	17,690	376,283	5,293	388,038	5,453	1,992,925	17,533
SmallCap Value Fund II	2,141,783	19,198	310,597	4,230	326,504	4,453	2,125,876	19,026

		$1,180,707		$268,522		$109,118		$1,353,952

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,404			$—			$—
Bond Market Index Fund		2,109			—			—
Core Plus Bond Fund I		2,391			—			—
Diversified International Fund		1,876			2			—
Diversified Real Asset Fund		638			—			106
Global Diversified Income Fund		455			—			—
Global Multi-Strategy Fund		241			—			160
Global Opportunities Fund		425			3			—
Global Real Estate Securities Fund		2,050			(1)			765
High Yield Fund I		912			—			352
Inflation Protection Fund		67			(1)			497
International Emerging Markets Fund		370			—			—
LargeCap Growth Fund		100			20			3,163
LargeCap Growth Fund I		876			(30)			8,607
LargeCap S&P 500 Index Fund		1,724			586			—
LargeCap Value Fund		2,641			43			4,708
LargeCap Value Fund I		—			12,958			—
LargeCap Value Fund III		792			176			—
MidCap Fund		63			1			191
MidCap Growth Fund III		2,203			10			4,701
MidCap Value Fund III		737			18			830
Overseas Fund		2,674			2			3,659
Preferred Securities Fund		858			—			744
SmallCap Growth Fund I		464			3			2,657
SmallCap Value Fund II		147			51			1,910
		$26,217			$13,841			$33,050
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	36,630,247	$399,636
Bond Market Index Fund (a)	27,364,206	295,807
Core Plus Bond Fund I (a)	30,191,281	333,010
Diversified International Fund (a)	38,025,745	455,548
Diversified Real Asset Fund (a)	11,555,160	146,635
Global Multi-Strategy Fund (a)	15,448,139	168,230
Global Opportunities Fund (a)	25,917,074	325,778
Global Real Estate Securities Fund (a)	35,460,469	307,442
High Yield Fund I (a)	12,171,451	129,869
Inflation Protection Fund (a)	16,791,255	143,901
International Emerging Markets Fund (a)	8,938,472	213,361
LargeCap Growth Fund (a)	17,959,773	191,092
LargeCap Growth Fund I (a)	59,384,277	739,928
LargeCap S&P 500 Index Fund (a)	34,645,097	460,087
LargeCap Value Fund (a)	26,329,537	348,340
LargeCap Value Fund III (a)	40,276,369	597,299
MidCap Growth Fund III (a)	17,143,621	205,723
MidCap Value Fund III (a)	10,544,904	207,313
Overseas Fund (a)	44,841,960	540,346
Preferred Securities Fund (a)	12,878,487	133,164
SmallCap Growth Fund I (a)	9,202,973	122,768
SmallCap Value Fund II (a)	9,366,214	128,223
		$6,593,500
TOTAL INVESTMENT COMPANIES		$6,593,500
Total Investments		$6,593,500
Other Assets in Excess of Liabilities, Net - 0.03%		$2,178
TOTAL NET ASSETS - 100.00%		$6,595,678

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		45.50%
International Equity Funds		27.94%
Fixed Income Funds		21.76%
Specialty Funds		4 .77%
Other Assets in Excess of Liabilities, Net		0 .03%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	29,774,758	$319,865	7,670,203	$83,349	814,714	$8,771	36,630,247	$394,443
Bond Market Index Fund	26,415,206	281,752	1,688,759	17,998	739,759	7,919	27,364,206	291,826
Core Plus Bond Fund I	28,615,601	309,721	2,370,061	25,997	794,381	8,753	30,191,281	326,963
Diversified International Fund	36,860,597	485,093	2,038,528	24,108	873,380	10,338	38,025,745	498,914
Diversified Real Asset Fund	10,382,913	111,223	1,454,049	18,088	281,802	3,426	11,555,160	125,886
Global Multi-Strategy Fund	13,728,868	143,200	2,098,636	22,835	379,365	4,107	15,448,139	161,931
Global Opportunities Fund	25,478,075	279,114	1,050,294	12,968	611,295	7,508	25,917,074	284,615
Global Real Estate Securities Fund	33,366,707	250,675	2,922,789	24,186	829,027	6,971	35,460,469	267,886
High Yield Fund I	11,479,936	107,397	969,592	10,294	278,077	2,959	12,171,451	114,732
Inflation Protection Fund	9,362,582	83,290	7,800,290	66,548	371,617	3,152	16,791,255	146,683
International Emerging Markets Fund	8,326,114	202,967	851,505	20,385	239,147	5,771	8,938,472	217,581
LargeCap Growth Fund	16,766,268	103,576	2,475,530	26,742	1,282,025	13,921	17,959,773	116,469
LargeCap Growth Fund I	58,224,969	463,512	5,603,366	70,279	4,444,058	56,180	59,384,277	478,250
LargeCap S&P 500 Index Fund	35,983,418	336,129	1,781,832	22,923	3,120,153	40,280	34,645,097	321,469
LargeCap Value Fund	24,582,800	234,575	3,444,835	44,312	1,698,098	22,399	26,329,537	256,421
LargeCap Value Fund I	12,819,494	115,285	—	—	12,819,494	187,693	—	—
LargeCap Value Fund III	27,148,143	362,370	14,816,041	207,246	1,687,815	24,693	40,276,369	545,477
MidCap Growth Fund III	14,734,074	141,213	3,588,779	42,937	1,179,232	14,511	17,143,621	169,730
MidCap Value Fund III	10,774,345	171,744	770,896	14,676	1,000,337	19,511	10,544,904	167,917
Overseas Fund	41,584,638	386,252	4,128,869	48,100	871,547	10,339	44,841,960	424,047
Preferred Securities Fund	12,029,286	122,749	1,143,784	11,466	294,583	2,960	12,878,487	131,253
SmallCap Growth Fund I	9,190,971	85,347	1,299,649	18,105	1,287,647	17,699	9,202,973	85,609
SmallCap Value Fund II	9,670,993	76,211	976,563	13,213	1,281,342	17,718	9,366,214	73,246

		$5,173,260		$846,755		$497,579		$5,601,348

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$4,386			$—			$—
Bond Market Index Fund		6,634			(5)			—
Core Plus Bond Fund I		7,698			(2)			—
Diversified International Fund		8,640			51			—
Diversified Real Asset Fund		2,381			1			396
Global Multi-Strategy Fund		964			3			642
Global Opportunities Fund		1,780			41			—
Global Real Estate Securities Fund		10,071			(4)			3,767
High Yield Fund I		4,212			—			1,639
Inflation Protection Fund		176			(3)			1,297
International Emerging Markets Fund		1,731			—			—
LargeCap Growth Fund		636			72			20,226
LargeCap Growth Fund I		4,265			639			41,925
LargeCap S&P 500 Index Fund		7,647			2,697			—
LargeCap Value Fund		11,936			(67)			21,282
LargeCap Value Fund I		—			72,408			—
LargeCap Value Fund III		3,651			554			—
MidCap Growth Fund III		11,587			91			24,727
MidCap Value Fund III		3,788			1,008			4,264
Overseas Fund		13,770			34			18,862
Preferred Securities Fund		3,599			(2)			3,334
SmallCap Growth Fund I		2,101			(144)			12,028
SmallCap Value Fund II		654			1,540			8,518
		$112,307			$78,912			$162,907
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	5,006,375	$54,620
Bond Market Index Fund (a)	3,535,614	38,220
Core Plus Bond Fund I (a)	4,159,627	45,881
Diversified International Fund (a)	6,901,655	82,682
Diversified Real Asset Fund (a)	1,445,722	18,346
Global Multi-Strategy Fund (a)	2,291,121	24,950
Global Opportunities Fund (a)	4,843,172	60,879
Global Real Estate Securities Fund (a)	6,672,469	57,850
High Yield Fund I (a)	2,028,923	21,649
Inflation Protection Fund (a)	1,720,749	14,747
International Emerging Markets Fund (a)	1,705,385	40,707
LargeCap Growth Fund (a)	3,386,774	36,035
LargeCap Growth Fund I (a)	11,106,891	138,392
LargeCap S&P 500 Index Fund (a)	6,194,046	82,257
LargeCap Value Fund (a)	4,973,641	65,801
LargeCap Value Fund III (a)	7,386,470	109,541
MidCap Growth Fund III (a)	3,025,065	36,301
MidCap Value Fund III (a)	1,922,314	37,793
Overseas Fund (a)	7,386,433	89,006
Preferred Securities Fund (a)	1,769,048	18,292
SmallCap Growth Fund I (a)	1,644,306	21,935
SmallCap Value Fund II (a)	1,658,649	22,707
		$1,118,591
TOTAL INVESTMENT COMPANIES		$1,118,591
Total Investments		$1,118,591
Other Assets in Excess of Liabilities, Net - 0.09%		$963
TOTAL NET ASSETS - 100.00%		$1,119,554

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		49.19%
International Equity Funds		29.58%
Fixed Income Funds		17.27%
Specialty Funds		3 .87%
Other Assets in Excess of Liabilities, Net		0 .09%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,620,101	$36,503	1,488,812	$16,155	102,538	$1,102	5,006,375	$51,556
Bond Market Index Fund	3,251,048	35,487	357,055	3,814	72,489	775	3,535,614	38,526
Core Plus Bond Fund I	3,492,885	38,378	766,875	8,434	100,133	1,102	4,159,627	45,710
Diversified International Fund	6,327,649	59,310	724,292	8,566	150,286	1,782	6,901,655	66,097
Diversified Real Asset Fund	1,302,323	14,550	182,329	2,229	38,930	471	1,445,722	16,308
Global Multi-Strategy Fund	2,105,719	21,950	238,856	2,591	53,454	578	2,291,121	23,963
Global Opportunities Fund	4,525,879	50,118	417,796	5,152	100,503	1,235	4,843,172	54,038
Global Real Estate Securities Fund	5,951,528	45,873	862,039	7,184	141,098	1,183	6,672,469	51,874
High Yield Fund I	1,811,930	17,296	260,269	2,766	43,276	460	2,028,923	19,602
Inflation Protection Fund	778,617	6,900	971,479	8,311	29,347	249	1,720,749	14,962
International Emerging Markets Fund	1,446,047	30,896	299,224	7,148	39,886	967	1,705,385	37,077
LargeCap Growth Fund	2,864,623	17,972	583,640	6,344	61,489	689	3,386,774	23,628
LargeCap Growth Fund I	10,134,967	86,572	1,504,188	18,973	532,264	6,744	11,106,891	98,833
LargeCap S&P 500 Index Fund	6,242,217	53,061	623,217	8,029	671,388	8,697	6,194,046	52,639
LargeCap Value Fund	4,509,960	41,236	861,871	11,140	398,190	5,255	4,973,641	47,151
LargeCap Value Fund I	2,244,310	19,675	—	—	2,244,310	32,794	—	—
LargeCap Value Fund III	4,742,550	63,233	2,965,263	41,582	321,343	4,706	7,386,470	100,139
MidCap Growth Fund III	2,359,445	23,081	722,509	8,723	56,889	730	3,025,065	31,075
MidCap Value Fund III	1,790,650	28,990	220,946	4,226	89,282	1,733	1,922,314	31,482
Overseas Fund	6,493,001	65,249	1,043,401	12,216	149,969	1,782	7,386,433	75,683
Preferred Securities Fund	1,561,501	15,222	246,596	2,481	39,049	390	1,769,048	17,313
SmallCap Growth Fund I	1,528,162	13,665	293,735	4,128	177,591	2,447	1,644,306	15,323
SmallCap Value Fund II	1,661,394	15,099	246,380	3,347	249,125	3,446	1,658,649	15,053

		$800,316		$193,539		$79,317		$928,032

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$561			$—			$—
Bond Market Index Fund		825			—			—
Core Plus Bond Fund I		952			—			—
Diversified International Fund		1,503			3			—
Diversified Real Asset Fund		303			—			50
Global Multi-Strategy Fund		150			—			100
Global Opportunities Fund		320			3			—
Global Real Estate Securities Fund		1,820			—			679
High Yield Fund I		679			—			262
Inflation Protection Fund		15			—			110
International Emerging Markets Fund		305			—			—
LargeCap Growth Fund		110			1			3,490
LargeCap Growth Fund I		750			32			7,372
LargeCap S&P 500 Index Fund		1,340			246			—
LargeCap Value Fund		2,211			30			3,942
LargeCap Value Fund I		—			13,119			—
LargeCap Value Fund III		645			30			—
MidCap Growth Fund III		1,875			1			4,002
MidCap Value Fund III		636			(1)			716
Overseas Fund		2,176			—			2,977
Preferred Securities Fund		480			—			438
SmallCap Growth Fund I		353			(23)			2,018
SmallCap Value Fund II		114			53			1,477
		$18,123			$13,494			$27,633
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.98%
Bond & Mortgage Securities Fund (a)	12,901,499	$140,755
Bond Market Index Fund (a)	8,992,684	97,211
Core Plus Bond Fund I (a)	10,727,157	118,321
Diversified International Fund (a)	30,017,122	359,605
Diversified Real Asset Fund (a)	5,452,206	69,189
Global Multi-Strategy Fund (a)	8,452,969	92,053
Global Opportunities Fund (a)	19,457,006	244,575
Global Real Estate Securities Fund (a)	24,088,100	208,844
High Yield Fund I (a)	7,436,309	79,345
International Emerging Markets Fund (a)	7,051,581	168,321
LargeCap Growth Fund (a)	14,452,003	153,769
LargeCap Growth Fund I (a)	43,491,121	541,899
LargeCap S&P 500 Index Fund (a)	24,574,640	326,351
LargeCap Value Fund (a)	19,601,887	259,333
LargeCap Value Fund III (a)	30,131,387	446,849
MidCap Growth Fund III (a)	11,975,421	143,705
MidCap Value Fund III (a)	6,918,726	136,022
Overseas Fund (a)	30,933,856	372,753
Preferred Securities Fund (a)	6,462,387	66,821
SmallCap Growth Fund I (a)	6,600,274	88,048
SmallCap Value Fund II (a)	6,688,109	91,560
		$4,205,329
TOTAL INVESTMENT COMPANIES		$4,205,329
Total Investments		$4,205,329
Other Assets in Excess of Liabilities, Net - 0.02%		$1,028
TOTAL NET ASSETS - 100.00%		$4,206,357

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.01%
International Equity Funds		32.19%
Fixed Income Funds		11.95%
Specialty Funds		3 .83%
Other Assets in Excess of Liabilities, Net		0 .02%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,044,232	$96,736	4,137,226	$45,006	279,959	$3,014	12,901,499	$138,728
Bond Market Index Fund	8,647,038	93,091	505,636	5,387	159,990	1,713	8,992,684	96,765
Core Plus Bond Fund I	8,658,308	93,342	2,343,301	25,806	274,452	3,021	10,727,157	116,126
Diversified International Fund	28,878,912	355,649	1,756,855	20,770	618,645	7,333	30,017,122	369,080
Diversified Real Asset Fund	5,218,834	56,261	362,043	4,408	128,671	1,564	5,452,206	59,105
Global Multi-Strategy Fund	8,184,348	85,341	467,710	5,072	199,089	2,157	8,452,969	88,257
Global Opportunities Fund	19,000,417	210,404	855,356	10,552	398,767	4,905	19,457,006	216,067
Global Real Estate Securities Fund	22,456,619	169,492	2,174,199	18,014	542,718	4,562	24,088,100	182,942
High Yield Fund I	6,953,645	66,191	644,822	6,847	162,158	1,725	7,436,309	71,313
International Emerging Markets Fund	6,843,911	161,058	366,112	8,699	158,442	3,827	7,051,581	165,930
LargeCap Growth Fund	13,161,896	82,907	2,034,308	22,006	744,201	7,932	14,452,003	96,835
LargeCap Growth Fund I	40,908,258	326,904	4,258,283	53,479	1,675,420	21,040	43,491,121	359,317
LargeCap S&P 500 Index Fund	24,859,406	223,514	1,394,759	17,936	1,679,525	21,685	24,574,640	220,595
LargeCap Value Fund	17,753,550	166,730	2,622,612	33,754	774,275	10,089	19,601,887	190,429
LargeCap Value Fund I	9,791,321	87,589	—	—	9,791,321	143,378	—	—
LargeCap Value Fund III	19,798,596	264,066	11,499,508	160,900	1,166,717	16,861	30,131,387	408,265
MidCap Growth Fund III	9,740,092	94,747	2,457,556	29,446	222,227	2,835	11,975,421	121,369
MidCap Value Fund III	6,527,632	105,340	539,117	10,271	148,023	2,835	6,918,726	112,785
Overseas Fund	28,434,389	274,226	3,117,244	36,353	617,777	7,333	30,933,856	303,251
Preferred Securities Fund	5,994,788	59,851	596,471	5,980	128,872	1,294	6,462,387	64,537
SmallCap Growth Fund I	6,173,980	56,950	919,607	12,836	493,313	6,756	6,600,274	63,031
SmallCap Value Fund II	6,483,735	51,391	700,984	9,488	496,610	6,757	6,688,109	54,170

		$3,181,780		$543,010		$282,616		$3,498,897

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,407			$—			$—
Bond Market Index Fund		2,177			—			—
Core Plus Bond Fund I		2,338			(1)			—
Diversified International Fund		6,792			(6)			—
Diversified Real Asset Fund		1,201			—			200
Global Multi-Strategy Fund		577			1			384
Global Opportunities Fund		1,332			16			—
Global Real Estate Securities Fund		6,803			(2)			2,542
High Yield Fund I		2,563			—			996
International Emerging Markets Fund		1,428			—			—
LargeCap Growth Fund		500			(146)			15,915
LargeCap Growth Fund I		3,004			(26)			29,531
LargeCap S&P 500 Index Fund		5,297			830			—
LargeCap Value Fund		8,643			34			15,409
LargeCap Value Fund I		—			55,789			—
LargeCap Value Fund III		2,712			160			—
MidCap Growth Fund III		7,679			11			16,387
MidCap Value Fund III		2,301			9			2,590
Overseas Fund		9,444			5			12,930
Preferred Securities Fund		1,802			—			1,666
SmallCap Growth Fund I		1,415			1			8,098
SmallCap Value Fund II		439			48			5,724
		$69,854			$56,723			$112,372
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.86%
Bond & Mortgage Securities Fund (a)	1,372,228	$14,971
Bond Market Index Fund (a)	820,203	8,866
Core Plus Bond Fund I (a)	1,307,573	14,423
Diversified International Fund (a)	4,730,683	56,674
Diversified Real Asset Fund (a)	752,412	9,548
Global Multi-Strategy Fund (a)	1,235,953	13,460
Global Opportunities Fund (a)	3,165,134	39,786
Global Real Estate Securities Fund (a)	3,876,755	33,611
High Yield Fund I (a)	1,140,788	12,172
International Emerging Markets Fund (a)	1,029,668	24,578
LargeCap Growth Fund (a)	2,227,601	23,702
LargeCap Growth Fund I (a)	6,567,708	81,834
LargeCap S&P 500 Index Fund (a)	3,868,864	51,378
LargeCap Value Fund (a)	3,140,970	41,555
LargeCap Value Fund III (a)	4,809,486	71,325
MidCap Growth Fund III (a)	1,827,541	21,930
MidCap Value Fund III (a)	1,161,021	22,826
Overseas Fund (a)	5,004,902	60,309
Preferred Securities Fund (a)	1,252,168	12,947
SmallCap Growth Fund I (a)	991,280	13,224
SmallCap Value Fund II (a)	1,070,441	14,654
		$643,773
TOTAL INVESTMENT COMPANIES		$643,773
Total Investments		$643,773
Other Assets in Excess of Liabilities, Net - 0.14%		$891
TOTAL NET ASSETS - 100.00%		$644,664

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.11%
International Equity Funds		33.34%
Fixed Income Funds		9 .84%
Specialty Funds		3 .57%
Other Assets in Excess of Liabilities, Net		0 .14%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	955,724	$9,796	439,828	$4,761	23,324	$250	1,372,228	$14,307
Bond Market Index Fund	754,848	8,197	75,846	810	10,491	111	820,203	8,896
Core Plus Bond Fund I	1,025,121	11,346	305,381	3,363	22,929	252	1,307,573	14,457
Diversified International Fund	4,236,401	41,208	575,356	6,806	81,074	964	4,730,683	47,052
Diversified Real Asset Fund	586,538	6,634	180,119	2,221	14,245	173	752,412	8,682
Global Multi-Strategy Fund	1,022,362	10,665	235,685	2,562	22,094	240	1,235,953	12,987
Global Opportunities Fund	2,881,030	32,043	337,838	4,167	53,734	665	3,165,134	35,547
Global Real Estate Securities Fund	3,362,873	26,011	582,616	4,867	68,734	574	3,876,755	30,304
High Yield Fund I	991,805	9,729	169,019	1,798	20,036	213	1,140,788	11,314
International Emerging Markets Fund	873,652	19,470	176,708	4,175	20,692	500	1,029,668	23,145
LargeCap Growth Fund	1,846,155	12,508	413,733	4,518	32,287	362	2,227,601	16,664
LargeCap Growth Fund I	6,012,455	53,649	1,047,583	13,260	492,330	6,402	6,567,708	60,585
LargeCap S&P 500 Index Fund	3,562,221	31,374	448,975	5,789	142,332	1,840	3,868,864	35,333
LargeCap Value Fund	2,615,536	24,561	574,055	7,447	48,621	639	3,140,970	31,369
LargeCap Value Fund I	1,381,652	12,458	—	—	1,381,652	20,198	—	—
LargeCap Value Fund III	2,940,463	39,196	1,939,455	27,237	70,432	1,011	4,809,486	65,429
MidCap Growth Fund III	1,390,610	14,183	464,934	5,645	28,003	357	1,827,541	19,471
MidCap Value Fund III	1,026,964	16,692	152,676	2,926	18,619	356	1,161,021	19,262
Overseas Fund	4,298,370	44,126	787,568	9,238	81,036	964	5,004,902	52,400
Preferred Securities Fund	1,082,016	10,799	191,429	1,928	21,277	213	1,252,168	12,514
SmallCap Growth Fund I	881,605	8,341	191,555	2,707	81,880	1,222	991,280	9,842
SmallCap Value Fund II	955,897	8,976	166,370	2,268	51,826	724	1,070,441	10,523

		$451,962		$118,493		$38,230		$540,083

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$157			$—			$—
Bond Market Index Fund		193			—			—
Core Plus Bond Fund I		283			—			—
Diversified International Fund		1,019			2			—
Diversified Real Asset Fund		139			—			23
Global Multi-Strategy Fund		74			—			49
Global Opportunities Fund		206			2			—
Global Real Estate Securities Fund		1,043			—			389
High Yield Fund I		378			—			145
International Emerging Markets Fund		187			—			—
LargeCap Growth Fund		71			—			2,272
LargeCap Growth Fund I		450			78			4,424
LargeCap S&P 500 Index Fund		774			10			—
LargeCap Value Fund		1,297			—			2,313
LargeCap Value Fund I		—			7,740			—
LargeCap Value Fund III		403			7			—
MidCap Growth Fund III		1,118			—			2,385
MidCap Value Fund III		369			—			416
Overseas Fund		1,457			—			1,993
Preferred Securities Fund		338			—			307
SmallCap Growth Fund I		206			16			1,177
SmallCap Value Fund II		66			3			859
		$10,228			$7,858			$16,752
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.93%
Bond & Mortgage Securities Fund (a)	3,171,162	$34,597
Core Plus Bond Fund I (a)	2,361,022	26,042
Diversified International Fund (a)	15,546,082	186,242
Diversified Real Asset Fund (a)	2,230,924	28,311
Global Multi-Strategy Fund (a)	3,352,912	36,513
Global Opportunities Fund (a)	10,460,973	131,495
Global Real Estate Securities Fund (a)	13,006,381	112,765
High Yield Fund I (a)	3,794,673	40,489
International Emerging Markets Fund (a)	3,558,248	84,935
LargeCap Growth Fund (a)	7,344,070	78,141
LargeCap Growth Fund I (a)	22,403,481	279,147
LargeCap S&P 500 Index Fund (a)	12,418,826	164,922
LargeCap Value Fund (a)	9,976,179	131,985
LargeCap Value Fund III (a)	15,664,711	232,308
MidCap Growth Fund III (a)	6,001,302	72,016
MidCap Value Fund III (a)	3,444,616	67,721
Overseas Fund (a)	16,639,606	200,507
Preferred Securities Fund (a)	4,090,391	42,295
SmallCap Growth Fund I (a)	3,229,685	43,084
SmallCap Value Fund II (a)	3,315,863	45,394
		$2,038,909
TOTAL INVESTMENT COMPANIES		$2,038,909
Total Investments		$2,038,909
Other Assets in Excess of Liabilities, Net - 0.07%		$1,466
TOTAL NET ASSETS - 100.00%		$2,040,375

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.63%
International Equity Funds		35.09%
Fixed Income Funds		7 .03%
Specialty Funds		3 .18%
Other Assets in Excess of Liabilities, Net		0 .07%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,026,849	$21,818	1,215,590	$13,221	71,277	$767	3,171,162	$34,272
Bond Market Index Fund	511,933	5,398	12,188	129	524,121	5,624	—	—
Core Plus Bond Fund I	1,939,833	21,018	489,015	5,383	67,826	744	2,361,022	25,657
Diversified International Fund	14,626,586	174,928	1,295,287	15,315	375,791	4,448	15,546,082	185,795
Diversified Real Asset Fund	1,770,322	18,990	520,645	6,458	60,043	729	2,230,924	24,719
Global Multi-Strategy Fund	2,808,689	29,000	631,072	6,839	86,849	942	3,352,912	34,897
Global Opportunities Fund	9,989,176	111,603	722,458	8,909	250,661	3,092	10,460,973	117,426
Global Real Estate Securities Fund	11,330,567	85,758	1,985,969	16,621	310,155	2,581	13,006,381	99,797
High Yield Fund I	3,478,617	35,306	404,771	4,300	88,715	941	3,794,673	38,665
International Emerging Markets Fund	3,046,561	73,280	608,237	14,282	96,550	2,307	3,558,248	85,255
LargeCap Growth Fund	6,346,551	39,777	1,150,006	12,492	152,487	1,686	7,344,070	50,585
LargeCap Growth Fund I	20,274,054	168,062	2,627,526	33,112	498,099	6,340	22,403,481	194,833
LargeCap S&P 500 Index Fund	12,310,958	112,945	978,759	12,602	870,891	11,253	12,418,826	114,495
LargeCap Value Fund	9,030,855	86,546	1,557,260	20,106	611,936	7,919	9,976,179	98,758
LargeCap Value Fund I	4,988,358	44,644	—	—	4,988,358	72,893	—	—
LargeCap Value Fund III	10,428,542	139,086	6,246,506	87,450	1,010,337	14,604	15,664,711	212,097
MidCap Growth Fund III	4,784,628	46,672	1,346,156	16,216	129,482	1,617	6,001,302	61,274
MidCap Value Fund III	3,177,430	51,027	352,068	6,726	84,882	1,625	3,444,616	56,131
Overseas Fund	14,986,830	147,625	2,030,297	23,741	377,521	4,448	16,639,606	166,917
Preferred Securities Fund	3,716,067	38,204	468,403	4,704	94,079	942	4,090,391	41,966
SmallCap Growth Fund I	3,000,886	28,915	521,786	7,322	292,987	4,004	3,229,685	32,226
SmallCap Value Fund II	3,187,831	26,080	423,355	5,749	295,323	4,013	3,315,863	27,838

		$1,506,682		$321,677		$153,519		$1,703,603

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$326			$—			$—
Bond Market Index Fund		129			97			—
Core Plus Bond Fund I		530			—			—
Diversified International Fund		3,479			—			—
Diversified Real Asset Fund		413			—			68
Global Multi-Strategy Fund		200			—			133
Global Opportunities Fund		708			6			—
Global Real Estate Securities Fund		3,470			(1)			1,295
High Yield Fund I		1,297			—			503
International Emerging Markets Fund		645			—			—
LargeCap Growth Fund		243			2			7,738
LargeCap Growth Fund I		1,502			(1)			14,767
LargeCap S&P 500 Index Fund		2,647			201			—
LargeCap Value Fund		4,435			25			7,906
LargeCap Value Fund I		—			28,249			—
LargeCap Value Fund III		1,425			165			—
MidCap Growth Fund III		3,806			3			8,122
MidCap Value Fund III		1,132			3			1,273
Overseas Fund		5,029			(1)			6,877
Preferred Securities Fund		1,132			—			1,042
SmallCap Growth Fund I		693			(7)			3,969
SmallCap Value Fund II		218			22			2,838
		$33,459			$28,763			$56,531
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.77%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.77%
Bond & Mortgage Securities Fund (a)	171,232	$1,868
Core Plus Bond Fund I (a)	141,368	1,559
Diversified International Fund (a)	1,073,724	12,863
Diversified Real Asset Fund (a)	160,948	2,042
Global Multi-Strategy Fund (a)	220,086	2,397
Global Opportunities Fund (a)	748,847	9,413
Global Real Estate Securities Fund (a)	860,524	7,461
High Yield Fund I (a)	254,536	2,716
International Emerging Markets Fund (a)	256,045	6,112
LargeCap Growth Fund (a)	523,197	5,567
LargeCap Growth Fund I (a)	1,565,710	19,509
LargeCap S&P 500 Index Fund (a)	871,211	11,569
LargeCap Value Fund (a)	693,123	9,170
LargeCap Value Fund III (a)	1,098,364	16,289
MidCap Growth Fund III (a)	383,081	4,597
MidCap Value Fund III (a)	254,951	5,012
Overseas Fund (a)	1,174,031	14,147
Preferred Securities Fund (a)	266,417	2,755
SmallCap Growth Fund I (a)	233,567	3,116
SmallCap Value Fund II (a)	239,668	3,281
		$141,443
TOTAL INVESTMENT COMPANIES		$141,443
Total Investments		$141,443
Other Assets in Excess of Liabilities, Net - 0.23%		$322
TOTAL NET ASSETS - 100.00%		$141,765

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.10%
International Equity Funds		35.26%
Fixed Income Funds		6 .28%
Specialty Funds		3 .13%
Other Assets in Excess of Liabilities, Net		0 .23%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	118,783	$1,235	57,716	$625	5,267		$56	171,232	$1,804
Bond Market Index Fund	24,536	266	584	6	25,120		270	—	—
Core Plus Bond Fund I	113,085	1,259	33,466	369	5,183		57	141,368	1,571
Diversified International Fund	875,109	8,900	234,870	2,774	36,255		431	1,073,724	11,245
Diversified Real Asset Fund	130,477	1,510	36,071	441	5,600		69	160,948	1,882
Global Multi-Strategy Fund	176,805	1,845	51,649	560	8,368		91	220,086	2,314
Global Opportunities Fund	622,325	6,935	151,254	1,861	24,732		306	748,847	8,491
Global Real Estate Securities Fund	677,963	5,298	212,603	1,781	30,042		250	860,524	6,829
High Yield Fund I	202,224	2,054	60,875	648	8,563		91	254,536	2,611
International Emerging Markets Fund	190,025	4,461	75,574	1,787	9,554		227	256,045	6,021
LargeCap Growth Fund	401,065	3,068	137,128	1,509	14,996		166	523,197	4,411
LargeCap Growth Fund I	1,243,829	11,773	370,285	4,705	48,404		617	1,565,710	15,860
LargeCap S&P 500 Index Fund	750,099	7,010	180,179	2,320	59,067		764	871,211	8,570
LargeCap Value Fund	531,971	5,294	182,278	2,376	21,126		273	693,123	7,397
LargeCap Value Fund I	274,335	2,590	—	—	274,335		3,970	—	—
LargeCap Value Fund III	629,040	8,388	504,810	7,068	35,486		509	1,098,364	14,951
MidCap Growth Fund III	263,229	2,798	132,746	1,635	12,894		159	383,081	4,274
MidCap Value Fund III	205,642	3,358	57,623	1,105	8,314		159	254,951	4,304
Overseas Fund	927,618	9,694	283,020	3,329	36,607		432	1,174,031	12,591
Preferred Securities Fund	209,163	2,112	66,349	669	9,095		91	266,417	2,690
SmallCap Growth Fund I	179,334	1,844	60,991	870	6,758		98	233,567	2,616
SmallCap Value Fund II	190,521	1,876	56,307	769	7,160		97	239,668	2,548

		$93,568		$37,207			$9,183		$122,980

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Fund		$20			$—	$			—
Bond Market Index Fund		6			(2)				—
Core Plus Bond Fund I		33			—				—
Diversified International Fund		221			2				—
Diversified Real Asset Fund		32			—				5
Global Multi-Strategy Fund		13			—				9
Global Opportunities Fund		47			1				—
Global Real Estate Securities Fund		221			—				82
High Yield Fund I		81			—				31
International Emerging Markets Fund		43			—				—
LargeCap Growth Fund		16			—				512
LargeCap Growth Fund I		97			(1)				952
LargeCap S&P 500 Index Fund		170			4				—
LargeCap Value Fund		274			—				489
LargeCap Value Fund I		—			1,380				—
LargeCap Value Fund III		88			4				—
MidCap Growth Fund III		221			—				473
MidCap Value Fund III		77			—				87
Overseas Fund		328			—				447
Preferred Securities Fund		71			—				62
SmallCap Growth Fund I		43			—				248
SmallCap Value Fund II		14			—				178
		$2,116			$1,388	$			3,575
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.87%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.87%
Bond & Mortgage Securities Fund (a)	22,651	$247
Core Plus Bond Fund I (a)	18,471	204
Diversified International Fund (a)	144,296	1,729
Diversified Real Asset Fund (a)	21,926	278
Global Multi-Strategy Fund (a)	32,943	359
Global Opportunities Fund (a)	97,943	1,231
Global Real Estate Securities Fund (a)	118,079	1,024
High Yield Fund I (a)	33,916	362
International Emerging Markets Fund (a)	38,020	907
LargeCap Growth Fund (a)	60,235	641
LargeCap Growth Fund I (a)	192,997	2,405
LargeCap S&P 500 Index Fund (a)	111,165	1,476
LargeCap Value Fund (a)	83,568	1,105
LargeCap Value Fund III (a)	139,653	2,071
MidCap Growth Fund III (a)	51,785	621
MidCap Value Fund III (a)	32,816	645
Overseas Fund (a)	145,817	1,757
Preferred Securities Fund (a)	35,748	370
SmallCap Growth Fund I (a)	27,185	363
SmallCap Value Fund II (a)	28,416	389
		$18,184
TOTAL INVESTMENT COMPANIES		$18,184
Total Investments		$18,184
Other Assets in Excess of Liabilities, Net - 0.13%		$23
TOTAL NET ASSETS - 100.00%		$18,207

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.36%
International Equity Funds		36.51%
Fixed Income Funds		6 .50%
Specialty Funds		3 .50%
Other Assets in Excess of Liabilities, Net		0 .13%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	April 30, 2014	April 30, 2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	879	$10		22,651	$245	879		$10	22,651	$245
Core Plus Bond Fund I	846	9		18,916	207	1,291		13	18,471	203
Diversified International Fund	6,512	72		145,378	1,717	7,594		90	144,296	1,699
Diversified Real Asset Fund	945	11		22,133	271	1,152		14	21,926	268
Global Multi-Strategy Fund	1,423	15		33,267	361	1,747		19	32,943	357
Global Opportunities Fund	4,579	51		98,540	1,219	5,176		64	97,943	1,206
Global Real Estate Securities Fund	4,789	42		119,476	997	6,186		53	118,079	986
High Yield Fund I	1,437	15		34,263	364	1,784		19	33,916	360
International Emerging Markets Fund	1,529	38		38,510	903	2,019		48	38,020	893
LargeCap Growth Fund	2,646	28		60,739	662	3,150		34	60,235	656
LargeCap Growth Fund I	9,044	104		194,098	2,463	10,145		130	192,997	2,437
LargeCap S&P 500 Index Fund	5,244	62		111,792	1,445	5,871		77	111,165	1,430
LargeCap Value Fund	3,605	46		84,376	1,088	4,413		57	83,568	1,077
LargeCap Value Fund I	3,039	40		—	—	3,039		44	—	—
LargeCap Value Fund III	3,398	46		143,645	2,066	7,390		106	139,653	2,007
MidCap Growth Fund III	2,087	27		52,417	637	2,719		33	51,785	631
MidCap Value Fund III	1,548	27		32,999	633	1,731		34	32,816	626
Overseas Fund	6,463	72		147,008	1,720	7,654		89	145,817	1,703
Preferred Securities Fund	1,471	15		36,152	365	1,875		19	35,748	361
SmallCap Growth Fund I	1,249	16		27,366	390	1,430		20	27,185	386
SmallCap Value Fund II	1,308	16		28,616	389	1,508		20	28,416	385

		$762			$18,142			$993		$17,916

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Fund			$1			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			2			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			3			—				1
High Yield Fund I			4			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				3
LargeCap Growth Fund I			1			—				7
LargeCap S&P 500 Index Fund			1			—				—
LargeCap Value Fund			2			—				3
LargeCap Value Fund I			—			4				—
LargeCap Value Fund III			1			1				—
MidCap Growth Fund III			2			—				4
MidCap Value Fund III			1			—				1
Overseas Fund			2			—				3
Preferred Securities Fund			5			—				—
SmallCap Growth Fund I			—			—				3
SmallCap Value Fund II			—			—				1
			$25			$5	$			26
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.05%
Bond & Mortgage Securities Fund (a)	10,174,824	$111,007
Bond Market Index Fund (a)	9,551,817	103,255
Core Plus Bond Fund I (a)	9,988,698	110,175
Diversified International Fund (a)	1,456,580	17,450
Diversified Real Asset Fund (a)	2,991,489	37,962
Equity Income Fund (a)	1,952,168	49,175
Global Diversified Income Fund (a)	3,812,644	55,931
Global Multi-Strategy Fund (a)	2,014,117	21,934
Global Opportunities Fund (a)	582,012	7,316
High Yield Fund I (a)	2,707,017	28,884
Inflation Protection Fund (a)	6,177,075	52,938
International Emerging Markets Fund (a)	201,340	4,806
LargeCap Growth Fund I (a)	1,901,843	23,697
LargeCap S&P 500 Index Fund (a)	1,297,299	17,228
MidCap Fund (a)	950,893	19,474
Overseas Fund (a)	1,578,798	19,025
Short-Term Income Fund (a)	8,714,649	106,754
SmallCap Growth Fund I (a)	398,058	5,310
SmallCap Value Fund II (a)	420,136	5,752
		$798,073
TOTAL INVESTMENT COMPANIES		$798,073
Total Investments		$798,073
Liabilities in Excess of Other Assets, Net - (0.05)%		$(383)
TOTAL NET ASSETS - 100.00%		$797,690

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		64.31%
Domestic Equity Funds		15.12%
Specialty Funds		14.52%
International Equity Funds		6 .10%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,846,406	$106,457	770,008	$8,319	441,590	$4,757	10,174,824	$110,018
Bond Market Index Fund	8,343,192	89,452	1,654,125	17,697	445,500	4,770	9,551,817	102,380
Core Plus Bond Fund I	9,482,783	100,703	938,196	10,289	432,281	4,764	9,988,698	106,224
Diversified International Fund	1,675,071	20,437	95,165	1,120	313,656	3,730	1,456,580	17,952
Diversified Real Asset Fund	2,927,521	30,721	203,978	2,475	140,010	1,702	2,991,489	31,507
Equity Income Fund	2,089,639	39,541	106,451	2,571	243,922	5,974	1,952,168	37,035
Global Diversified Income Fund	3,718,254	40,588	232,228	3,305	137,838	1,957	3,812,644	41,936
Global Multi-Strategy Fund	1,992,990	20,444	115,434	1,250	94,307	1,021	2,014,117	20,676
Global Opportunities Fund	578,922	6,252	30,876	380	27,786	340	582,012	6,297
High Yield Fund I	2,583,171	25,489	235,939	2,502	112,093	1,191	2,707,017	26,800
Inflation Protection Fund	6,063,687	52,641	394,446	3,326	281,058	2,383	6,177,075	53,601
International Emerging Markets Fund	199,605	4,798	12,483	296	10,748	255	201,340	4,839
LargeCap Growth Fund I	2,148,785	17,084	217,145	2,716	464,087	6,021	1,901,843	15,004
LargeCap S&P 500 Index Fund	1,428,494	14,005	76,523	981	207,718	2,681	1,297,299	12,617
MidCap Fund	1,115,759	16,449	62,249	1,259	227,115	4,732	950,893	14,014
Overseas Fund	1,718,444	16,180	178,330	2,073	317,976	3,733	1,578,798	14,708
Short-Term Income Fund	8,230,771	98,718	866,208	10,605	382,330	4,679	8,714,649	104,648
SmallCap Growth Fund I	358,127	2,888	51,721	718	11,790	170	398,058	3,443
SmallCap Value Fund II	392,510	3,032	40,104	541	12,478	170	420,136	3,414

		$705,879		$72,423		$55,030		$727,113

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,434			$(1)			$—
Bond Market Index Fund		2,081			1			—
Core Plus Bond Fund I		2,537			(4)			—
Diversified International Fund		390			125			—
Diversified Real Asset Fund		667			13			111
Equity Income Fund		602			897			—
Global Diversified Income Fund		1,375			—			—
Global Multi-Strategy Fund		139			3			93
Global Opportunities Fund		40			5			—
High Yield Fund I		943			—			367
Inflation Protection Fund		113			17			837
International Emerging Markets Fund		41			—			—
LargeCap Growth Fund I		157			1,225			1,541
LargeCap S&P 500 Index Fund		302			312			—
MidCap Fund		132			1,038			397
Overseas Fund		566			188			776
Short-Term Income Fund		894			4			54
SmallCap Growth Fund I		82			7			467
SmallCap Value Fund II		26			11			345
		$12,521			$3,841			$4,988
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Real Estate Securities Fund
		April 30, 2014 (unaudited)

COMMON STOCKS - 98.55%	Shares Held	Value(000	's)

Healthcare - Services - 0.86%
Brookdale Senior Living Inc (a)	434,278	$13,828

Real Estate - 1.15%
Jones Lang LaSalle Inc	161,060	18,665

REITS - 96.54%
Apartment Investment & Management Co	1,381,863	42,603
AvalonBay Communities Inc	403,597	55,111
Aviv REIT Inc	198,583	5,241
Boston Properties Inc	638,919	74,843
Camden Property Trust	565,047	38,700
CBL & Associates Properties Inc	186,464	3,388
Corrections Corp of America	772,729	25,345
CubeSmart	1,255,766	23,357
DDR Corp	1,819,773	31,245
Duke Realty Corp	1,390,021	24,353
DuPont Fabros Technology Inc	375,553	9,100
EPR Properties	577,399	30,954
Equity One Inc	603,469	13,596
Equity Residential	787,685	46,820
Essex Property Trust Inc	426,233	73,849
Extra Space Storage Inc	701,956	36,733
Federal Realty Investment Trust	240,578	28,278
First Industrial Realty Trust Inc	2,151,671	39,526
General Growth Properties Inc	2,647,252	60,807
Geo Group Inc/The	139,428	4,675
HCP Inc	794,351	33,252
Health Care REIT Inc	927,798	58,535
Host Hotels & Resorts Inc	3,224,341	69,162
Kilroy Realty Corp	593,718	35,368
LaSalle Hotel Properties	126,700	4,191
Medical Properties Trust Inc	516,603	6,974
Pebblebrook Hotel Trust	1,106,274	38,100
Prologis Inc	1,818,082	73,869
Public Storage	373,473	65,548
Ramco-Gershenson Properties Trust	122,260	2,015
Retail Properties of America Inc	535,400	7,667
Saul Centers Inc	372,233	17,082
Simon Property Group Inc	1,118,994	193,810
SL Green Realty Corp	653,459	68,424
Strategic Hotels & Resorts Inc (a)	1,513,985	16,336
Sunstone Hotel Investors Inc	1,923,738	27,529
Taubman Centers Inc	401,347	29,234
Ventas Inc	960,759	63,487
Vornado Realty Trust	604,247	61,996
Weingarten Realty Investors	616,904	19,247
		$1,560,350
TOTAL COMMON STOCKS		$1,592,843
INVESTMENT COMPANIES - 1.21%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.21%
BlackRock Liquidity Funds FedFund Portfolio	19,504,380	19,504

TOTAL INVESTMENT COMPANIES		$19,504
Total Investments		$1,612,347
Other Assets in Excess of Liabilities, Net - 0.24%		$3,949
TOTAL NET ASSETS - 100.00%		$1,616,296

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		97.69%
Exchange Traded Funds		1 .21%
Consumer, Non-cyclical		0 .86%
Other Assets in Excess of Liabilities, Net		0 .24%
TOTAL NET ASSETS		100.00%

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.96%
Blue Chip Fund (a)	8,330,072	$119,536
Bond & Mortgage Securities Fund (a)	5,023,398	54,805
Diversified International Fund (a)	36,295,963	434,826
Equity Income Fund (a)	23,456,958	590,881
Global Diversified Income Fund (a)	4,823,549	70,761
Global Multi-Strategy Fund (a)	17,208,371	187,399
Global Real Estate Securities Fund (a)	3,779,335	32,767
Government & High Quality Bond Fund (a)	39,905,750	437,766
High Yield Fund (a)	11,995,382	94,164
Income Fund (a)	64,761,930	633,372
International Emerging Markets Fund (a)	4,155,230	99,185
LargeCap Growth Fund (a)	32,467,619	345,455
LargeCap Growth Fund II (a)	11,590,798	117,531
LargeCap Value Fund (a)	37,450,559	495,471
MidCap Fund (a)	5,950,853	121,873
Preferred Securities Fund (a)	5,498,793	56,857
Principal Capital Appreciation Fund (a)	5,672,837	316,034
Short-Term Income Fund (a)	13,254,494	162,368
SmallCap Growth Fund I (a)	9,081,860	121,152
SmallCap Value Fund II (a)	9,722,466	133,101
Small-MidCap Dividend Income Fund (a)	7,327,629	100,535
		$4,725,839
TOTAL INVESTMENT COMPANIES		$4,725,839
Total Investments		$4,725,839
Other Assets in Excess of Liabilities, Net - 0.04%		$1,728
TOTAL NET ASSETS - 100.00%		$4,727,567

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.07%
Fixed Income Funds		30.44%
International Equity Funds		11.99%
Specialty Funds		5 .46%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,370,648	$107,825	98,354	$1,363	138,930	$1,918	8,330,072	$107,295
Bond & Mortgage Securities Fund	4,881,613	53,581	141,785	1,528	—	—	5,023,398	55,109
Diversified International Fund	36,039,977	344,492	847,781	10,011	591,795	6,951	36,295,963	347,492
Equity Income Fund	23,339,380	353,186	439,486	10,651	321,908	7,611	23,456,958	356,266
Global Diversified Income Fund	4,724,084	63,001	178,750	2,533	79,285	1,118	4,823,549	64,409
Global Multi-Strategy Fund	14,814,969	152,940	2,393,402	26,032	—	—	17,208,371	178,972
Global Real Estate Securities Fund	2,547,617	18,497	1,231,718	10,426	—	—	3,779,335	28,923
Government & High Quality Bond	39,412,766	418,186	1,189,273	12,985	696,289	7,606	39,905,750	423,358
Fund
High Yield Fund	11,303,214	80,077	817,141	6,353	124,973	977	11,995,382	85,442
Income Fund	61,964,630	570,690	3,399,829	32,901	602,529	5,798	64,761,930	597,586
International Emerging Markets Fund	4,115,403	91,297	86,252	2,073	46,425	1,117	4,155,230	92,150
LargeCap Growth Fund	29,456,261	180,046	3,546,672	38,069	535,314	6,005	32,467,619	212,584
LargeCap Growth Fund II	10,856,124	65,391	1,107,334	11,014	372,660	3,800	11,590,798	72,695
LargeCap Value Fund	34,006,073	397,431	4,008,477	51,370	563,991	7,401	37,450,559	441,299
MidCap Fund	5,875,294	50,041	158,478	3,186	82,919	1,677	5,950,853	51,853
Preferred Securities Fund	5,194,184	36,401	304,609	3,035	—	—	5,498,793	39,436
Principal Capital Appreciation Fund	5,558,801	176,265	212,378	11,395	98,342	5,305	5,672,837	182,650
Short-Term Income Fund	12,833,922	153,150	472,054	5,778	51,482	632	13,254,494	158,293
SmallCap Growth Fund I	8,431,757	86,057	963,381	13,301	313,278	4,533	9,081,860	95,077
SmallCap Value Fund II	9,205,870	102,379	676,942	9,097	160,346	2,198	9,722,466	109,316
Small-MidCap Dividend Income Fund	7,167,822	71,369	285,807	3,821	126,000	1,676	7,327,629	73,524

		$3,572,302		$266,922		$66,323		$3,773,729

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$347			$25			$2
Bond & Mortgage Securities Fund		719			—			—
Diversified International Fund		8,388			(60)			—
Equity Income Fund		7,000			40			—
Global Diversified Income Fund		1,749			(7)			—
Global Multi-Strategy Fund		1,049			—			697
Global Real Estate Securities Fund		776			—			288
Government & High Quality Bond Fund		6,961			(207)			—
High Yield Fund		3,475			(11)			1,291
Income Fund		12,196			(207)			—
International Emerging Markets Fund		856			(103)			—
LargeCap Growth Fund		1,111			474			35,334
LargeCap Growth Fund II		778			90			9,221
LargeCap Value Fund		16,448			(101)			29,311
MidCap Fund		693			303			2,088
Preferred Securities Fund		1,551			—			1,441
Principal Capital Appreciation Fund		3,440			295			6,333
Short-Term Income Fund		1,399			(3)			85
SmallCap Growth Fund I		1,918			252			10,978
SmallCap Value Fund II		620			38			8,072
Small-MidCap Dividend Income Fund		1,249			10			1,760
		$72,723			$828			$106,901
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.91%
Blue Chip Fund (a)	1,890,265	$27,125
Bond & Mortgage Securities Fund (a)	3,461,788	37,768
Diversified International Fund (a)	8,060,816	96,569
Equity Income Fund (a)	5,313,063	133,836
Global Diversified Income Fund (a)	2,694,825	39,533
Global Multi-Strategy Fund (a)	4,559,830	49,657
Global Real Estate Securities Fund (a)	1,222,684	10,601
Government & High Quality Bond Fund (a)	21,769,923	238,816
High Yield Fund (a)	6,718,542	52,741
Income Fund (a)	35,193,774	344,195
International Emerging Markets Fund (a)	900,752	21,501
LargeCap Growth Fund (a)	7,478,656	79,573
LargeCap Growth Fund II (a)	2,622,196	26,589
LargeCap Value Fund (a)	8,583,480	113,559
MidCap Fund (a)	1,342,112	27,486
Preferred Securities Fund (a)	3,042,412	31,459
Principal Capital Appreciation Fund (a)	1,307,684	72,851
Short-Term Income Fund (a)	7,429,748	91,014
SmallCap Growth Fund I (a)	2,051,355	27,365
SmallCap Value Fund II (a)	2,139,005	29,283
Small-MidCap Dividend Income Fund (a)	1,701,907	23,350
		$1,574,871
TOTAL INVESTMENT COMPANIES		$1,574,871
Total Investments		$1,574,871
Other Assets in Excess of Liabilities, Net - 0.09%		$1,434
TOTAL NET ASSETS - 100.00%		$1,576,305

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.50%
Domestic Equity Funds		35.59%
International Equity Funds		8 .16%
Specialty Funds		5 .66%
Other Assets in Excess of Liabilities, Net		0 .09%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,866,845	$23,762	36,326	$503	12,906	$180	1,890,265	$24,085
Bond & Mortgage Securities Fund	3,331,244	36,578	164,047	1,765	33,503	359	3,461,788	37,975
Diversified International Fund	7,943,252	74,711	266,091	3,138	148,527	1,747	8,060,816	76,081
Equity Income Fund	5,223,914	83,338	172,041	4,131	82,892	1,976	5,313,063	85,485
Global Diversified Income Fund	2,582,653	34,783	145,359	2,058	33,187	467	2,694,825	36,367
Global Multi-Strategy Fund	3,370,564	34,853	1,189,266	12,934	—	—	4,559,830	47,787
Global Real Estate Securities Fund	825,472	6,007	419,094	3,541	21,882	180	1,222,684	9,372
Government & High Quality Bond	21,083,586	227,630	1,053,964	11,502	367,627	4,005	21,769,923	234,965
Fund
High Yield Fund	6,292,656	46,075	525,453	4,090	99,567	774	6,718,542	49,373
Income Fund	32,249,800	302,624	3,283,183	31,775	339,209	3,258	35,193,774	331,011
International Emerging Markets Fund	882,815	18,295	25,412	610	7,475	180	900,752	18,710
LargeCap Growth Fund	6,672,254	45,708	930,870	10,050	124,468	1,368	7,478,656	54,341
LargeCap Growth Fund II	2,395,356	16,146	266,189	2,654	39,349	400	2,622,196	18,394
LargeCap Value Fund	7,635,435	86,932	1,087,247	13,989	139,202	1,798	8,583,480	99,042
MidCap Fund	1,318,425	14,379	41,431	833	17,744	358	1,342,112	14,880
Preferred Securities Fund	2,826,610	23,347	252,011	2,517	36,209	359	3,042,412	25,473
Principal Capital Appreciation Fund	1,257,040	40,954	73,259	3,935	22,615	1,224	1,307,684	43,665
Short-Term Income Fund	6,939,240	82,620	549,253	6,722	58,745	718	7,429,748	88,619
SmallCap Growth Fund I	1,874,269	19,817	238,986	3,317	61,900	890	2,051,355	22,243
SmallCap Value Fund II	2,044,163	22,804	143,899	1,933	49,057	669	2,139,005	24,078
Small-MidCap Dividend Income Fund	1,657,363	16,656	67,779	905	23,235	310	1,701,907	17,253

		$1,258,019		$122,902		$21,220		$1,359,199

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$78			$—			$1
Bond & Mortgage Securities Fund		493			(9)			—
Diversified International Fund		1,863			(21)			—
Equity Income Fund		1,583			(8)			—
Global Diversified Income Fund		972			(7)			—
Global Multi-Strategy Fund		244			—			162
Global Real Estate Securities Fund		251			4			93
Government & High Quality Bond Fund		3,777			(162)			—
High Yield Fund		1,943			(18)			724
Income Fund		6,477			(130)			—
International Emerging Markets Fund		185			(15)			—
LargeCap Growth Fund		255			(49)			8,096
LargeCap Growth Fund II		173			(6)			2,056
LargeCap Value Fund		3,726			(81)			6,644
MidCap Fund		156			26			470
Preferred Securities Fund		855			(32)			791
Principal Capital Appreciation Fund		787			—			1,449
Short-Term Income Fund		771			(5)			47
SmallCap Growth Fund I		430			(1)			2,462
SmallCap Value Fund II		138			10			1,795
Small-MidCap Dividend Income Fund		289			2			408
		$25,446			$(502)			$25,198
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.06%
Blue Chip Fund (a)	7,149,147	$102,590
Diversified International Fund (a)	31,392,867	376,087
Diversified Real Asset Fund (a)	3,693,377	46,869
Equity Income Fund (a)	20,937,732	527,421
Global Multi-Strategy Fund (a)	14,043,253	152,931
Global Real Estate Securities Fund (a)	3,114,378	27,002
Government & High Quality Bond Fund (a)	9,141,468	100,282
High Yield Fund (a)	2,415,203	18,959
Income Fund (a)	15,955,374	156,044
International Emerging Markets Fund (a)	3,636,303	86,799
LargeCap Growth Fund (a)	28,991,788	308,473
LargeCap Growth Fund II (a)	9,778,190	99,151
LargeCap Value Fund (a)	32,278,772	427,048
MidCap Fund (a)	4,889,848	100,144
Preferred Securities Fund (a)	1,518,413	15,700
Principal Capital Appreciation Fund (a)	5,067,408	282,305
Short-Term Income Fund (a)	2,967,674	36,354
SmallCap Growth Fund I (a)	7,973,487	106,366
SmallCap Value Fund II (a)	8,527,917	116,747
Small-MidCap Dividend Income Fund (a)	6,307,729	86,542
		$3,173,814
TOTAL INVESTMENT COMPANIES		$3,173,814
Total Investments		$3,173,814
Liabilities in Excess of Other Assets, Net - (0.06)%		$(1,933)
TOTAL NET ASSETS - 100.00%		$3,171,881

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67.99%
International Equity Funds		15.45%
Fixed Income Funds		10.32%
Specialty Funds		6 .30%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,160,712	$91,640	80,756	$1,117	92,321	$1,280	7,149,147	$91,485
Diversified International Fund	31,002,661	304,375	860,146	10,140	469,940	5,523	31,392,867	308,920
Diversified Real Asset Fund	3,661,797	40,634	81,011	971	49,431	598	3,693,377	41,033
Equity Income Fund	20,795,857	318,238	401,666	9,716	259,791	6,158	20,937,732	321,791
Global Multi-Strategy Fund	12,643,877	131,054	1,420,031	15,440	20,655	222	14,043,253	146,272
Global Real Estate Securities Fund	2,369,680	17,152	789,829	6,675	45,131	375	3,114,378	23,471
Government & High Quality Bond	9,123,150	95,503	274,030	2,992	255,712	2,796	9,141,468	95,693
Fund
High Yield Fund	2,252,527	14,726	162,676	1,265	—	—	2,415,203	15,991
Income Fund	15,337,182	138,897	735,209	7,106	117,017	1,126	15,955,374	144,865
International Emerging Markets Fund	3,605,525	85,666	71,167	1,707	40,389	974	3,636,303	86,327
LargeCap Growth Fund	26,261,037	173,345	3,188,251	34,234	457,500	5,100	28,991,788	202,795
LargeCap Growth Fund II	9,257,365	59,007	942,517	9,377	421,692	4,296	9,778,190	64,170
LargeCap Value Fund	29,091,629	338,299	3,569,616	45,807	382,473	4,963	32,278,772	379,029
MidCap Fund	4,825,054	39,990	139,014	2,795	74,220	1,501	4,889,848	41,536
Preferred Securities Fund	1,446,075	10,236	109,850	1,096	37,512	376	1,518,413	10,950
Principal Capital Appreciation Fund	4,967,520	157,038	197,342	10,584	97,454	5,277	5,067,408	162,416
Short-Term Income Fund	2,843,614	33,786	124,060	1,518	—	—	2,967,674	35,304
SmallCap Growth Fund I	7,452,261	75,699	886,113	12,257	364,887	5,272	7,973,487	82,926
SmallCap Value Fund II	8,147,618	90,888	610,224	8,203	229,925	3,146	8,527,917	95,996
Small-MidCap Dividend Income Fund	6,160,405	61,191	231,935	3,100	84,611	1,126	6,307,729	63,170

		$2,277,364		$186,100		$50,109		$2,414,140

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$297			$8			$2
Diversified International Fund		7,236			(72)			—
Diversified Real Asset Fund		832			26			139
Equity Income Fund		6,248			(5)			—
Global Multi-Strategy Fund		894			—			594
Global Real Estate Securities Fund		713			19			266
Government & High Quality Bond Fund		1,612			(6)			—
High Yield Fund		696			—			258
Income Fund		3,025			(12)			—
International Emerging Markets Fund		749			(72)			—
LargeCap Growth Fund		992			316			31,596
LargeCap Growth Fund II		665			82			7,895
LargeCap Value Fund		14,123			(114)			25,188
MidCap Fund		570			252			1,718
Preferred Securities Fund		430			(6)			400
Principal Capital Appreciation Fund		3,077			71			5,674
Short-Term Income Fund		311			—			19
SmallCap Growth Fund I		1,701			242			9,738
SmallCap Value Fund II		548			51			7,147
Small-MidCap Dividend Income Fund		1,075			5			1,518
		$45,794			$785			$92,152
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.78%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.78%
Blue Chip Fund (a)	1,350,809	$19,384
Bond & Mortgage Securities Fund (a)	6,828,490	74,499
Diversified International Fund (a)	4,508,218	54,009
Equity Income Fund (a)	6,351,630	159,998
Global Diversified Income Fund (a)	6,101,110	89,503
Global Real Estate Securities Fund (a)	1,891,968	16,403
Government & High Quality Bond Fund (a)	26,598,731	291,788
High Yield Fund (a)	12,648,721	99,293
Income Fund (a)	56,782,355	555,331
International Emerging Markets Fund (a)	797,008	19,025
LargeCap Growth Fund (a)	6,987,710	74,349
LargeCap Value Fund (a)	7,271,650	96,204
Preferred Securities Fund (a)	6,955,221	71,917
Principal Capital Appreciation Fund (a)	686,450	38,242
Short-Term Income Fund (a)	12,286,854	150,514
SmallCap Growth Fund I (a)	1,755,351	23,416
Small-MidCap Dividend Income Fund (a)	6,241,685	85,636
		$1,919,511
TOTAL INVESTMENT COMPANIES		$1,919,511
Total Investments		$1,919,511
Other Assets in Excess of Liabilities, Net - 0.22%		$4,214
TOTAL NET ASSETS - 100.00%		$1,923,725

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.63%
Domestic Equity Funds		25.85%
Specialty Funds		4 .65%
International Equity Funds		4 .65%
Other Assets in Excess of Liabilities, Net		0 .22%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,346,752	$17,291	4,057	$56	—	$—	1,350,809	$17,347
Bond & Mortgage Securities Fund	6,670,493	73,025	275,838	2,971	117,841	1,265	6,828,490	74,685
Diversified International Fund	4,559,411	41,805	89,437	1,057	140,630	1,669	4,508,218	41,192
Equity Income Fund	6,309,509	105,751	161,625	3,890	119,504	2,853	6,351,630	106,808
Global Diversified Income Fund	5,745,137	77,101	415,766	5,952	59,793	843	6,101,110	82,204
Global Real Estate Securities Fund	1,664,295	12,081	253,004	2,122	25,331	210	1,891,968	13,979
Government & High Quality Bond	26,037,134	282,269	1,051,414	11,486	489,817	5,350	26,598,731	288,191
Fund
High Yield Fund	11,652,970	85,126	1,158,039	9,024	162,288	1,264	12,648,721	92,843
Income Fund	53,494,700	503,421	3,757,342	36,396	469,687	4,513	56,782,355	535,121
International Emerging Markets Fund	793,634	17,599	20,803	497	17,429	421	797,008	17,639
LargeCap Growth Fund	6,384,633	49,477	797,564	8,575	194,487	2,163	6,987,710	55,939
LargeCap Value Fund	6,197,732	71,578	1,170,191	15,109	96,273	1,263	7,271,650	85,390
Preferred Securities Fund	6,324,128	51,003	715,394	7,195	84,301	843	6,955,221	57,337
Principal Capital Appreciation Fund	696,595	23,812	22,814	1,224	32,959	1,795	686,450	23,381
Short-Term Income Fund	11,320,738	134,417	990,527	12,124	24,411	300	12,286,854	146,240
SmallCap Growth Fund I	1,700,311	19,490	188,441	2,599	133,401	1,936	1,755,351	20,245
Small-MidCap Dividend Income Fund	6,070,337	65,882	266,126	3,556	94,778	1,264	6,241,685	68,173

		$1,631,128		$123,833		$27,952		$1,726,714

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$56			$—			$—
Bond & Mortgage Securities Fund		976			(46)			—
Diversified International Fund		1,057			(1)			—
Equity Income Fund		1,892			20			—
Global Diversified Income Fund		2,152			(6)			—
Global Real Estate Securities Fund		500			(14)			187
Government & High Quality Bond Fund		4,628			(214)			—
High Yield Fund		3,586			(43)			1,332
Income Fund		10,588			(183)			—
International Emerging Markets Fund		164			(36)			—
LargeCap Growth Fund		241			50			7,669
LargeCap Value Fund		3,006			(34)			5,361
Preferred Securities Fund		1,910			(18)			1,758
Principal Capital Appreciation Fund		430			140			794
Short-Term Income Fund		1,251			(1)			75
SmallCap Growth Fund I		386			92			2,212
Small-MidCap Dividend Income Fund		1,060			(1)			1,497
		$33,883			$(295)			$20,885
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Strategic Growth Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.09%
Blue Chip Fund (a)	5,541,109	$79,515
Diversified International Fund (a)	16,441,463	196,969
Equity Income Fund (a)	14,626,204	368,434
Global Real Estate Securities Fund (a)	3,483,531	30,202
International Emerging Markets Fund (a)	3,748,202	89,470
LargeCap Growth Fund (a)	30,612,953	325,722
LargeCap Growth Fund II (a)	7,135,854	72,357
LargeCap Value Fund (a)	27,326,331	361,527
MidCap Fund (a)	1,432,945	29,347
Principal Capital Appreciation Fund (a)	3,634,050	202,453
SmallCap Growth Fund I (a)	5,522,063	73,664
SmallCap Value Fund II (a)	5,642,126	77,241
Small-MidCap Dividend Income Fund (a)	4,070,832	55,852
		$1,962,753
TOTAL INVESTMENT COMPANIES		$1,962,753
Total Investments		$1,962,753
Liabilities in Excess of Other Assets, Net - (0.09)%		$(1,836)
TOTAL NET ASSETS - 100.00%		$1,960,917

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		83.95%
International Equity Funds		16.14%
Liabilities in Excess of Other Assets, Net		(0.09)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014	April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,592,207	$71,283	37,024	$513	88,122	$1,216	5,541,109	$70,608
Diversified International Fund	16,509,940	154,884	377,411	4,456	445,888	5,262	16,441,463	154,190
Equity Income Fund	14,617,850	233,973	226,964	5,523	218,610	5,166	14,626,204	234,341
Global Real Estate Securities Fund	2,759,476	19,644	760,615	6,418	36,560	303	3,483,531	25,775
International Emerging Markets Fund	3,730,271	87,447	56,205	1,349	38,274	911	3,748,202	87,794
LargeCap Growth Fund	27,826,846	208,708	3,379,136	36,279	593,029	6,608	30,612,953	238,336
LargeCap Growth Fund II	7,250,714	46,784	693,450	6,892	808,310	8,193	7,135,854	45,852
LargeCap Value Fund	24,713,997	295,608	2,997,344	38,476	385,010	5,007	27,326,331	328,956
MidCap Fund	1,411,508	11,648	36,488	734	15,051	305	1,432,945	12,113
Principal Capital Appreciation Fund	3,566,312	113,247	128,702	6,905	60,964	3,265	3,634,050	116,913
SmallCap Growth Fund I	5,510,797	55,784	634,906	8,772	623,640	8,846	5,522,063	55,930
SmallCap Value Fund II	5,479,229	57,366	398,363	5,354	235,466	3,223	5,642,126	59,551
Small-MidCap Dividend Income Fund	3,981,323	39,391	129,670	1,735	40,161	535	4,070,832	40,628

		$1,395,767		$123,406		$48,840		$1,470,987

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$231			$28			$2
Diversified International Fund		3,839			112			—
Equity Income Fund		4,369			11			—
Global Real Estate Securities Fund		831			16			310
International Emerging Markets Fund		774			(91)			—
LargeCap Growth Fund		1,048			(43)			33,367
LargeCap Growth Fund II		519			369			6,156
LargeCap Value Fund		11,965			(121)			21,334
MidCap Fund		167			36			503
Principal Capital Appreciation Fund		2,204			26			4,062
SmallCap Growth Fund I		1,257			220			7,195
SmallCap Value Fund II		368			54			4,794
Small-MidCap Dividend Income Fund		693			37			978
		$28,265			$654			$78,701
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 0.12%	Shares Held	Value(000	's)		Principal

Publicly Traded Investment Fund - 0.12%				BONDS (continued)	Amount (000's)	Value(000	's)
Morgan Stanley Institutional Liquidity Funds -	2,637,605	$2,639		Automobile Floor Plan Asset Backed Securities (continued)
Government Portfolio				World Omni Master Owner Trust
				0.51%, 02/15/2018(a),(b)	$15,250	$15,269
TOTAL INVESTMENT COMPANIES		$2,639				$86,604
	Principal
BONDS- 98.06%	Amount (000's)	Value(000	's)	Automobile Manufacturers - 1.77%
				Daimler Finance North America LLC
Agriculture - 0.89%				1.30%, 07/31/2015(a)	3,000	3,028
Cargill Inc				1.88%, 09/15/2014(a)	10,000	10,049
6.00%, 11/27/2017(a)	$16,744	$19,188		PACCAR Financial Corp
				0.84%, 12/06/2018(b)	6,250	6,287
				Toyota Motor Credit Corp
Automobile Asset Backed Securities - 5.99%				2.10%, 01/17/2019	18,750	18,866
American Credit Acceptance Receivables
Trust						$38,230
1.64%, 11/15/2016(a),(b)	4,239	4,249		Banks- 19.04%
AmeriCredit Automobile Receivables Trust				Australia & New Zealand Banking Group Ltd
2013-1				0.61%, 01/10/2017(a),(b)	5,250	5,256
0.49%, 06/08/2016	4,265	4,266		3.70%, 01/13/2015(a)	5,750	5,885
AmeriCredit Automobile Receivables Trust				Australia & New Zealand Banking Group
2013-3				Ltd/New York NY
0.68%, 10/11/2016(b)	6,356	6,363		0.80%, 05/15/2018(b)	10,000	10,048
AmeriCredit Automobile Receivables Trust				Bank of America Corp
2013-5				2.60%, 01/15/2019	5,000	5,026
0.53%, 03/08/2017(b)	5,500	5,506		Bank of America NA
AmeriCredit Automobile Receivables Trust				0.51%, 06/15/2016(b)	13,000	12,900
2014-1				1.25%, 02/14/2017	11,000	10,984
0.57%, 07/10/2017(b)	10,750	10,758		5.30%, 03/15/2017	24,000	26,435
Capital Auto Receivables Asset Trust / Ally				Barclays Bank PLC
0.47%, 07/20/2014(b)	8,556	8,556		5.20%, 07/10/2014	7,500	7,566
Capital Auto Receivables Asset Trust 2014-1				Branch Banking & Trust Co
0.68%, 05/20/2016(b)	4,500	4,507		0.54%, 05/23/2017(b)	13,250	13,112
CPS Auto Receivables Trust 2013-A				0.55%, 09/13/2016(b)	5,750	5,729
1.31%, 06/15/2020(a),(b)	18,441	18,417		Citigroup Inc
CPS Auto Receivables Trust 2013-B				4.75%, 05/19/2015	8,750	9,121
1.82%, 09/15/2020(a),(b)	9,040	9,064		6.13%, 05/15/2018	16,500	19,003
CPS Auto Receivables Trust 2013-C				Commonwealth Bank of Australia
1.64%, 04/16/2018(a)	9,427	9,480		3.75%, 10/15/2014(a)	12,500	12,688
CPS Auto Receivables Trust 2013-D				Commonwealth Bank of Australia/New York
1.54%, 07/16/2018(a),(b)	6,120	6,146		NY
CPS Auto Trust				2.25%, 03/13/2019	4,500	4,512
1.48%, 03/16/2020(a)	3,814	3,827		Goldman Sachs Group Inc/The
Ford Credit Auto Owner Trust				1.34%, 11/15/2018(b)	18,750	18,940
0.40%, 09/15/2015	988	988		HSBC Bank PLC
Santander Drive Auto Receivables Trust				3.10%, 05/24/2016(a)	3,750	3,921
0.54%, 08/15/2017(b)	14,000	13,999		3.50%, 06/28/2015(a)	13,500	13,963
Santander Drive Auto Receivables Trust 2013-				ING Bank NV
1				2.38%, 06/09/2014(a)	6,250	6,262
0.48%, 02/16/2016	1,184	1,184		JP Morgan Chase Bank NA
Santander Drive Auto Receivables Trust 2013-				0.56%, 06/13/2016(b)	6,000	5,972
2				5.88%, 06/13/2016	8,750	9,635
0.47%, 03/15/2016(b)	3,903	3,903		6.00%, 10/01/2017	25,500	29,073
Santander Drive Auto Receivables Trust 2013-				KeyBank NA/Cleveland OH
5				5.45%, 03/03/2016	5,750	6,218
0.53%, 04/17/2017(b)	9,000	9,007		7.41%, 10/15/2027	25,000	26,552
Santander Drive Auto Receivables Trust 2014-				Morgan Stanley
1				0.68%, 10/18/2016(b)	16,000	15,963
0.74%, 06/15/2017	9,000	9,012		1.08%, 01/24/2019(b)	29,750	29,861
		$129,232		National City Bank/Cleveland OH
				0.60%, 06/07/2017(b)	4,500	4,462
Automobile Floor Plan Asset Backed Securities - 4.01%				PNC Bank NA
Ally Master Owner Trust				4.88%, 09/21/2017	14,800	16,344
0.60%, 04/15/2018(b)	16,500	16,533
0.62%, 01/15/2019(b)	5,000	5,007		6.00%, 12/07/2017	7,400	8,477
				SunTrust Bank/Atlanta GA
CNH Wholesale Master Note Trust				0.53%, 08/24/2015(b)	12,000	11,974
0.75%, 08/15/2019(a),(b)	8,750	8,760
				7.25%, 03/15/2018	9,000	10,554
Ford Credit Floorplan Master Owner Trust A
0.53%, 01/15/2018 (b)	18,000	18,027		US Bank NA/Cincinnati OH
				0.45%, 01/30/2017(b)	9,500	9,533
0.55%, 02/15/2019(b)	6,000	6,002
				Wachovia Bank NA
Nissan Master Owner Trust Receivables
0.45%, 02/15/2018 (b)	17,000	17,006		4.88%, 02/01/2015	11,500	11,878
				6.00%, 11/15/2017	8,500	9,764

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Electric (continued)
Wells Fargo Bank NA				TransAlta Corp
5.75%, 05/16/2016	$12,250	$13,448		6.65%, 05/15/2018	$16,750	$19,073
		$411,059				$102,732

Beverages - 1.64%				Finance - Mortgage Loan/Banker - 6.07%
PepsiCo Inc				Fannie Mae
0.75%, 03/05/2015	9,000	9,035		0.50%, 03/30/2016	10,000	10,012
SABMiller Holdings Inc				0.88%, 02/08/2018	22,000	21,613
0.93%, 08/01/2018(a),(b)	4,500	4,534		1.13%, 04/27/2017	34,500	34,696
1.85%, 01/15/2015(a)	5,500	5,548		1.88%, 02/19/2019	34,500	34,768
SABMiller PLC				Freddie Mac
6.50%, 07/01/2016(a)	14,500	16,167		0.88%, 02/22/2017	30,000	30,018
		$35,284				$131,107

Biotechnology - 0.41%				Food- 0.53%
Amgen Inc				Ingredion Inc
2.13%, 05/15/2017	4,250	4,354		3.20%, 11/01/2015	6,750	6,952
Gilead Sciences Inc				Tesco PLC
2.40%, 12/01/2014	4,250	4,298		2.00%, 12/05/2014(a)	4,500	4,536
3.05%, 12/01/2016	250	263				$11,488

		$8,915		Gas- 0.29%
Chemicals - 0.58%				Florida Gas Transmission Co LLC
Airgas Inc				4.00%, 07/15/2015(a)	6,000	6,201
3.25%, 10/01/2015	12,000	12,400

				Healthcare - Services - 0.09%
Commercial Services - 0.26%				Ventas Realty LP
ERAC USA Finance LLC				1.25%, 04/17/2017	2,000	1,993
5.60%, 05/01/2015(a)	3,750	3,925
6.38%, 10/15/2017(a)	1,500	1,723
				Home Equity Asset Backed Securities - 3.81%
		$5,648		ABFC 2005-OPT1 Trust
Computers - 0.95%				0.51%, 07/25/2035(b)	725	709
Apple Inc				ABFC 2005-WMC1 Trust
1.00%, 05/03/2018	4,500	4,394		0.81%, 06/25/2035(b)	3,622	3,555
International Business Machines Corp				ACE Securities Corp Home Equity Loan Trust
1.95%, 02/12/2019	16,250	16,161		Series 2005-AG1
		$20,555		0.51%, 08/25/2035(b)	283	269
				ACE Securities Corp Home Equity Loan Trust
Diversified Financial Services - 6.52%				Series 2005-HE2
Ford Motor Credit Co LLC				0.87%, 04/25/2035(b)	1,769	1,760
3.98%, 06/15/2016	15,550	16,491		ACE Securities Corp Home Equity Loan Trust
General Electric Capital Corp				Series 2005-WF1
0.74%, 01/14/2019(b)	17,250	17,266		0.49%, 05/25/2035(b)	3,064	2,998
0.88%, 07/12/2016(b)	24,250	24,452
				Asset Backed Securities Corp Home Equity
5.63%, 09/15/2017	9,500	10,778		Loan Trust Series OOMC 2005-HE6
Jefferies Group LLC				0.66%, 07/25/2035(b)	4,020	3,968
3.88%, 11/09/2015	6,250	6,499		Bayview Financial Acquisition Trust
MassMutual Global Funding II				0.78%, 05/28/2044(b)	2,013	2,004
2.10%, 08/02/2018(a)	9,500	9,585		5.66%, 12/28/2036(b)	444	444
2.30%, 09/28/2015(a)	15,500	15,851
2.35%, 04/09/2019(a)	10,000	10,055		Bear Stearns Asset Backed Securities I Trust
				2006-PC1
Murray Street Investment Trust I				0.48%, 12/25/2035(b)	8,400	8,330
4.65%, 03/09/2017(b)	27,500	29,778
				Credit Suisse First Boston Mortgage Securities
		$140,755		Corp
Electric - 4.76%				4.80%, 05/25/2035	4,837	4,999
Dominion Resources Inc/VA				Home Equity Asset Trust 2005-2
				0.87%, 07/25/2035(b)	1,129	1,129
1.40%, 09/15/2017	9,000	8,882
LG&E and KU Energy LLC				Home Equity Asset Trust 2005-4
				0.86%, 10/25/2035(b)	4,725	4,327
2.13%, 11/15/2015	10,000	10,156
NiSource Finance Corp				JP Morgan Mortgage Acquisition Corp 2005-
5.25%, 09/15/2017	8,500	9,466		FLD1
				0.64%, 07/25/2035(b)	2,438	2,416
PPL Energy Supply LLC
5.70%, 10/15/2035	10,000	10,628		JP Morgan Mortgage Acquisition Corp 2005-
6.50%, 05/01/2018	9,500	10,669		OPT1
				0.60%, 06/25/2035(b)	1,462	1,449
Public Service Co of New Mexico
7.95%, 05/15/2018	19,000	22,622		Mastr Asset Backed Securities Trust 2005-
Southern Co/The				FRE1
				0.40%, 10/25/2035(b)	863	861
2.45%, 09/01/2018	11,000	11,236

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Home Equity Asset Backed Securities (continued)				Media (continued)
New Century Home Equity Loan Trust 2005-				Time Warner Cable Inc
3				8.25%, 04/01/2019	$9,250	$11,715
0.63%, 07/25/2035(b)	$18,950	$18,826		Walt Disney Co/The
RAMP Series 2005-EFC2 Trust				1.13%, 02/15/2017	8,000	8,042
0.62%, 07/25/2035(b)	751	741				$24,274
RASC Series 2003-KS10 Trust
4.47%, 03/25/2032	557	569		Mining - 0.78%
RASC Series 2005-EMX4 Trust				Teck Resources Ltd
0.49%, 11/25/2035(b)	747	746		5.38%, 10/01/2015	3,750	3,972
Soundview Home Loan Trust 2005-CTX1				Xstrata Finance Canada Ltd
				2.70%, 10/25/2017(a),(b)	12,750	12,939
0.57%, 11/25/2035(b)	3,750	3,697
Structured Asset Securities Corp Mortgage						$16,911
Loan Trust Series 2005-GEL4				Mortgage Backed Securities - 10.86%
0.77%, 08/25/2035(b)	1,200	1,144		Alternative Loan Trust 2004-J8
Terwin Mortgage Trust 2005-2HE				6.00%, 02/25/2017	539	545
0.91%, 01/25/2035(a),(b)	562	559		Banc of America Alternative Loan Trust 2003-
Terwin Mortgage Trust Series TMTS 2005-				10
14HE				5.00%, 12/25/2018	835	856
4.85%, 08/25/2036(b)	2,068	2,138		Banc of America Funding 2004-1 Trust
Wells Fargo Home Equity Asset-Backed				5.25%, 02/25/2019	1,330	1,382
Securities 2004-2 Trust				Banc of America Funding 2004-3 Trust
0.57%, 10/25/2034(b)	267	259		4.75%, 09/25/2019	917	939
5.00%, 10/25/2034	11,500	11,490		Banc of America Funding 2006-G Trust
5.00%, 10/25/2034	67	68		0.32%, 07/20/2036(b)	1,748	1,742
Wells Fargo Home Equity Asset-Backed				Banc of America Mortgage Trust 2004-8
Securities 2005-2 Trust				5.25%, 10/25/2019	453	465
0.56%, 11/25/2035(b)	2,797	2,788		Banc of America Mortgage Trust 2005-7
		$82,243		5.00%, 08/25/2020	331	337
Insurance - 5.63%				BCAP LLC 2011-RR11 Trust
				2.53%, 03/26/2035(a),(b)	4,628	4,676
Berkshire Hathaway Finance Corp
1.60%, 05/15/2017	20,000	20,271		Cendant Mortgage Capital LLC CDMC
2.00%, 08/15/2018	7,500	7,592		Mortgage Pass Through Ce Se 04 3
				4.88%, 06/25/2034(b)	12	12
Berkshire Hathaway Inc
2.20%, 08/15/2016	4,000	4,132		CHL Mortgage Pass-Through Trust 2003-28
MetLife Inc				4.50%, 08/25/2033	157	157
6.82%, 08/15/2018	10,000	11,947		CHL Mortgage Pass-Through Trust 2003-46
				2.56%, 01/19/2034(b)	1,783	1,838
Metropolitan Life Global Funding I
1.30%, 04/10/2017(a)	6,750	6,739		CHL Mortgage Pass-Through Trust 2004-19
2.30%, 04/10/2019(a)	6,750	6,750		5.25%, 10/25/2034	119	119
5.13%, 06/10/2014(a)	6,000	6,028		CHL Mortgage Pass-Through Trust 2004-J1
				4.50%, 01/25/2019(b)	405	413
New York Life Global Funding
2.45%, 07/14/2016(a)	16,500	17,098		CHL Mortgage Pass-Through Trust 2004-J7
3.00%, 05/04/2015(a)	4,000	4,093		5.00%, 09/25/2019	920	950
Prudential Covered Trust 2012-1				Citigroup Mortgage Loan Trust 2009-6
				2.61%, 07/25/2036(a),(b)	2,203	2,232
3.00%, 09/30/2015(a)	22,100	22,714
Prudential Holdings LLC				Credit Suisse First Boston Mortgage Securities
1.11%, 12/18/2017(a),(b)	14,040	14,178		Corp
				1.11%, 05/25/2034(b)	522	508
		$121,542		5.00%, 09/25/2019	162	159
Iron & Steel - 0.52%				5.00%, 10/25/2019	969	975
ArcelorMittal				Credit Suisse Mortgage Capital Certificates
4.25%, 03/01/2016	6,500	6,728		4.38%, 07/27/2037(a),(b)	2,890	2,914
Glencore Funding LLC				Deutsche Mortgage Securities Inc REMIC
3.13%, 04/29/2019(a)	4,500	4,500		Trust Series 2010-RS2
		$11,228		3.89%, 06/28/2047(a),(b)	13,381	13,416
				Freddie Mac REMICS
Machinery - Construction & Mining - 0.52%				0.60%, 06/15/2023(b)	17	17
Caterpillar Financial Services Corp				Ginnie Mae
2.05%, 08/01/2016	4,500	4,632		0.62%, 07/16/2054(b)	88,409	5,128
Caterpillar Inc				0.70%, 08/16/2051(b)	85,957	5,473
1.50%, 06/26/2017	6,500	6,573		0.87%, 02/16/2053(b)	126,780	9,282
		$11,205		0.91%, 09/16/2055(b)	50,000	3,451
Manufactured Housing Asset Backed Securities - 0.01%				0.92%, 03/16/2052(b)	87,593	7,411
Green Tree Financial Corp				0.93%, 10/16/2054(b)	35,416	2,386
7.70%, 09/15/2026	120	130		0.94%, 06/16/2055(b)	50,666	3,332
				0.95%, 10/16/2054(b)	57,985	3,425
				0.98%, 03/16/2049(b)	125,235	7,850
Media- 1.13%				1.00%, 02/16/2055(b)	77,980	4,247
NBCUniversal Enterprise Inc				1.01%, 10/16/2054(b)	39,065	2,647
0.76%, 04/15/2016(a),(b)	4,500	4,517
See accompanying notes				358

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Ginnie Mae (continued)				Total Capital Canada Ltd
1.01%, 01/16/2055(b)	$70,902	$4,458		0.61%, 01/15/2016(b)	$3,000	$3,018
1.05%, 09/16/2055(b)	19,957	1,412		Total Capital International SA
1.14%, 08/16/2042(b)	97,476	7,552		0.81%, 08/10/2018(b)	3,250	3,276
1.15%, 06/16/2045(b)	88,407	7,083		1.55%, 06/28/2017	10,000	10,116
1.22%, 02/16/2046(b)	88,931	7,431		Total Capital SA
1.27%, 10/16/2051(b)	4,652	409		3.00%, 06/24/2015	10,250	10,555
1.41%, 12/16/2036(b)	78,277	6,581				$104,962
4.50%, 08/20/2032	206	215
JP Morgan Mortgage Trust 2004-S1				Oil & Gas Services - 0.78%
5.00%, 09/25/2034	2,835	2,957		Schlumberger Investment SA
				1.95%, 09/14/2016(a)	6,500	6,656
JP Morgan Resecuritization Trust Series 2010-
4				Weatherford International Ltd/Bermuda
2.41%, 10/26/2036(a),(b)	2,015	2,019		5.50%, 02/15/2016	9,500	10,213
MASTR Alternative Loan Trust 2003-9						$16,869
6.50%, 01/25/2019	784	818		Other Asset Backed Securities - 5.36%
MASTR Asset Securitization Trust				Ameriquest Mortgage Securities Inc Asset-
5.25%, 12/25/2033	960	962		Backed Pass-Through Ctfs Ser 2004-R11
MASTR Asset Securitization Trust 2004-11				0.76%, 11/25/2034(b)	718	711
5.00%, 12/25/2019	181	186		Ameriquest Mortgage Securities Inc Asset-
MASTR Asset Securitization Trust 2004-9				Backed Pass-Through Ctfs Ser 2005-R1
5.00%, 09/25/2019	1,045	1,065		0.60%, 03/25/2035(b)	4,146	4,089
PHH Mortgage Trust Series 2008-CIM1				Ameriquest Mortgage Securities Inc Asset-
5.22%, 06/25/2038	8,142	8,316		Backed Pass-Through Ctfs Ser 2005-R6
Prime Mortgage Trust 2005-2				0.35%, 08/25/2035(b)	446	443
5.25%, 07/25/2020(b)	1,544	1,565		Carrington Mortgage Loan Trust Series 2005-
Provident Funding Mortgage Loan Trust 2005-				FRE1
1				0.43%, 12/25/2035(b)	84	84
0.44%, 05/25/2035(b)	6,743	6,431		Carrington Mortgage Loan Trust Series 2005-
RALI Series 2003-QS23 Trust				NC4
5.00%, 12/26/2018	2,703	2,749		0.55%, 09/25/2035(b)	1,792	1,766
RALI Series 2004-QS3 Trust				Citigroup Mortgage Loan Trust Inc
5.00%, 03/25/2019	1,273	1,318		0.58%, 07/25/2035(b)	792	781
RBSSP Resecuritization Trust 2009-7				CNH Equipment Trust 2012-D
0.55%, 06/26/2037(a),(b)	1,373	1,354		0.45%, 04/15/2016	1,461	1,461
Sequoia Mortgage Trust 2013-4				Countrywide Asset-Backed Certificates
1.55%, 04/25/2043(b)	16,375	15,052		0.60%, 08/25/2035(b)	3,702	3,676
Sequoia Mortgage Trust 2013-8				0.64%, 12/25/2035(b)	1,205	1,199
2.25%, 06/25/2043(b)	12,467	11,801		0.66%, 11/25/2035(b)	3,486	3,466
Springleaf Mortgage Loan Trust				Credit-Based Asset Servicing and
1.27%, 06/25/2058(a),(b)	13,729	13,676		Securitization LLC
Springleaf Mortgage Loan Trust 2012-2				4.33%, 08/25/2035(b)	1,159	1,175
2.22%, 10/25/2057(a)	9,620	9,747		4.88%, 07/25/2035(b)	6,899	7,085
Springleaf Mortgage Loan Trust 2012-3				FFMLT Trust 2005-FF2
1.57%, 12/25/2059(a),(b)	13,165	13,158		0.81%, 03/25/2035(b)	994	993
2.66%, 12/25/2059(a),(b)	4,500	4,477		Fieldstone Mortgage Investment Trust Series
Springleaf Mortgage Loan Trust 2013-2				2005-1
1.78%, 12/25/2065(a)	8,495	8,481		1.23%, 03/25/2035(b)	4,997	4,851
3.52%, 12/25/2065(a),(b)	3,500	3,526		First Franklin Mortgage Loan Trust 2005-FF4
WaMu Mortgage Pass-Through Certificates				0.80%, 05/25/2035(b)	1,144	1,138
Series 2003-S8 Trust				JP Morgan Mortgage Acquisition Corp 2005-
5.00%, 09/25/2018	281	290		OPT2
		$234,373		0.44%, 12/25/2035(b)	2,972	2,885
Oil & Gas - 4.86%				Mastr Specialized Loan Trust
				1.40%, 11/25/2034(a),(b)	2,162	2,119
BP Capital Markets PLC
4.75%, 03/10/2019	19,000	21,261		Merrill Lynch Mortgage Investors Trust Series
Chevron Corp				2005-FM1
				0.53%, 05/25/2036(b)	2,376	2,349
1.72%, 06/24/2018	11,700	11,726
Ensco PLC				OneMain Financial Issuance Trust 2014-1
				2.43%, 06/18/2024(a),(b),(c)	14,000	14,000
3.25%, 03/15/2016	10,250	10,708
Phillips 66				PFS Financing Corp
				0.65%, 04/17/2017(a),(b)	8,750	8,754
2.95%, 05/01/2017	11,000	11,506		0.70%, 02/15/2018(a),(b)	18,000	18,012
Shell International Finance BV				0.75%, 02/15/2019(a),(b)	11,250	11,263
3.10%, 06/28/2015	10,000	10,324
Sinopec Group Overseas Development 2014				PFS Tax Lien Trust 2014-1
				0.00%, 05/15/2029(a),(b),(c),(d),(e)	8,500	8,500
Ltd
1.01%, 04/10/2017(a),(b)	3,000	2,998		Saxon Asset Securities Trust 2005-3
				0.52%, 11/25/2035(b)	2,124	2,097
1.75%, 04/10/2017(a)	9,500	9,474

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities (continued)				Telecommunications - 2.81%
Securitized Asset Backed Receivables LLC				AT&T Inc
Trust 2005-OP2				0.62%, 02/12/2016(b)	$9,000	$9,025
0.47%, 10/25/2035(b)	$6,618	$6,404		Cisco Systems Inc
Securitized Asset Backed Receivables LLC				1.10%, 03/03/2017	13,500	13,536
Trust 2006-OP1				Verizon Communications Inc
0.45%, 10/25/2035(b)	327	320		1.98%, 09/14/2018(b)	4,500	4,751
Springleaf Funding Trust 2013-A				3.65%, 09/14/2018	12,500	13,345
2.58%, 09/15/2021(a),(b)	4,000	4,024		5.50%, 02/15/2018	4,250	4,837
Wachovia Mortgage Loan Trust Series 2005-				Vodafone Group PLC
WMC1				0.62%, 02/19/2016(b)	9,000	9,014
0.89%, 10/25/2035(b)	2,114	2,083		1.63%, 03/20/2017	6,000	6,063
		$115,728				$60,571

Pharmaceuticals - 1.44%				Transportation - 0.41%
AbbVie Inc				Ryder System Inc
1.20%, 11/06/2015	22,500	22,686		2.45%, 11/15/2018	8,750	8,842
Merck & Co Inc

1.10%, 01/31/2018	8,500	8,352		Trucking & Leasing - 0.94%
		$31,038		Penske Truck Leasing Co Lp / PTL Finance
Pipelines - 0.22%				Corp
DCP Midstream LLC				2.50%, 03/15/2016(a)	6,000	6,169
5.38%, 10/15/2015(a)	4,585	4,820		3.13%, 05/11/2015(a)	13,750	14,063
						$20,232

Real Estate - 0.66%				TOTAL BONDS		$2,116,685
WEA Finance LLC				U.S. GOVERNMENT & GOVERNMENT	Principal
7.13%, 04/15/2018(a)	8,250	9,811		AGENCY OBLIGATIONS - 1.71%	Amount (000's)	Value(000	's)
WEA Finance LLC / WT Finance Aust Pty				Federal Home Loan Mortgage Corporation (FHLMC) -
Ltd				0.02%
				2.24%, 11/01/2021(b)	$8	$8
5.75%, 09/02/2015(a)	4,250	4,523
				2.38%, 09/01/2035(b)	142	152
		$14,334		6.00%, 04/01/2017	33	34
REITS- 1.61%				6.00%, 05/01/2017	54	57
BioMed Realty LP				6.50%, 12/01/2015	3	3
2.63%, 05/01/2019	5,500	5,481		7.00%, 12/01/2022	115	122
3.85%, 04/15/2016	7,000	7,362		7.50%, 12/01/2029	1	1
Health Care REIT Inc				9.50%, 08/01/2016	3	3
3.63%, 03/15/2016	5,500	5,773				$380
5.88%, 05/15/2015	6,000	6,311
Healthcare Realty Trust Inc				Federal National Mortgage Association (FNMA) - 0.06%
				2.13%, 01/01/2019(b)	2	2
6.50%, 01/17/2017	4,500	5,067		2.14%, 10/01/2035(b)	315	332
Nationwide Health Properties Inc				2.18%, 11/01/2022(b)	2	2
6.00%, 05/20/2015	4,500	4,748		2.26%, 12/01/2032(b)	82	87
		$34,742		2.28%, 02/01/2037(b)	178	190
Savings & Loans - 0.00%				2.34%, 07/01/2034(b)	60	64
Washington Mutual Bank / Henderson NV				2.35%, 07/01/2034(b)	202	215
0.00%, 01/15/2013(e)	1,200	—		2.36%, 08/01/2034(b)	85	90
				2.36%, 01/01/2035(b)	29	30
				2.37%, 01/01/2035(b)	147	157
Semiconductors - 0.28%				2.41%, 11/01/2032(b)	66	66
Samsung Electronics America Inc				2.42%, 02/01/2035(b)	30	31
1.75%, 04/10/2017(a)	6,000	6,014
				4.23%, 11/01/2035(b)	11	12
				5.60%, 04/01/2019(b)	3	3
Student Loasn Asset Backed Securities - 1.63%				6.00%, 07/01/2028	4	4
SLC Private Student Loan Trust 2006-A				7.50%, 10/01/2029	9	10
0.40%, 07/15/2036(b)	6,559	6,491		8.00%, 05/01/2027	2	3
SLC Private Student Loan Trust 2010-B				8.50%, 11/01/2017	4	4
3.65%, 07/15/2042(a),(b)	5,078	5,362		10.00%, 05/01/2022	3	4
SLM Private Credit Student Loan Trust 2002-						$1,306
A				Government National Mortgage Association (GNMA) -
0.78%, 12/16/2030(b)	9,023	8,858		0.00%
SLM Private Education Loan Trust 2013-A				9.00%, 04/20/2025	2	2
0.75%, 08/15/2022(a),(b)	6,103	6,115		10.00%, 01/15/2019	33	34
SLM Private Education Loan Trust 2013-B						$36
0.80%, 07/15/2022(a),(b)	4,212	4,220
SLM Private Education Loan Trust 2014-A
0.75%, 07/15/2022(a),(b)	4,183	4,190
		$35,236

See accompanying notes

		Schedule of Investments
		Short-Term Income Fund
		April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury - 1.63%
0.38%, 01/31/2016	$35,000	$35,040

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$36,762
Total Investments		$2,156,086
Other Assets in Excess of Liabilities, Net - 0.11%		$2,428
TOTAL NET ASSETS - 100.00%		$2,158,514

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $564,455 or 26.15% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2014.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $22,500 or 1.04% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	33.46%
Asset Backed Securities	20.81%
Mortgage Securities	10.94%
Government	7 .70%
Energy	5 .86%
Consumer, Non-cyclical	5 .26%
Utilities	5 .05%
Communications	3 .94%
Basic Materials	1 .88%
Industrial	1 .87%
Consumer, Cyclical	1 .77%
Technology	1 .23%
Exchange Traded Funds	0 .12%
Other Assets in Excess of Liabilities, Net	0 .11%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 98.71%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 0.91%					Commercial Services (continued)
Spirit Airlines Inc (a)	83,110	$4,724			Team Health Holdings Inc (a)	81,640	$3,958
					Towers Watson & Co	28,250	3,170

Apparel - 2.77%							$41,438
G-III Apparel Group Ltd (a)	58,850	4,223			Computers - 3.20%
Iconix Brand Group Inc (a)	90,400	3,842			A10 Networks Inc (a)	97,320	1,274
Skechers U.S.A. Inc (a)	152,250	6,241			Manhattan Associates Inc (a)	228,770	7,213
		$14,306			Netscout Systems Inc (a)	179,500	6,993
					Nimble Storage Inc (a)	43,030	1,061
Automobile Parts & Equipment - 1.44%
Meritor Inc (a)	167,564	1,989					$16,541
Tower International Inc (a)	195,510	5,437			Distribution & Wholesale - 0.22%
		$7,426			Rentrak Corp (a)	19,957	1,137

Banks - 7.21%
BankUnited Inc	169,130	5,580			Diversified Financial Services - 2.30%
First Interstate Bancsystem Inc	88,510	2,203			Evercore Partners Inc - Class A	33,350	1,782
First Merchants Corp	27,428	582			Investment Technology Group Inc (a)	93,900	1,938
First of Long Island Corp/The	20,000	725			Medley Capital Corp	134,330	1,752
Glacier Bancorp Inc	102,633	2,634			Waddell & Reed Financial Inc	65,697	4,431
PrivateBancorp Inc	218,610	6,027			World Acceptance Corp (a)	26,920	1,954
Susquehanna Bancshares Inc	409,300	4,240					$11,857
Talmer Bancorp Inc (a)	136,900	1,836
United Community Banks Inc/GA	238,730	3,855			Electric - 1.61%
Webster Financial Corp	203,856	6,144			Avista Corp	124,504	4,003
WesBanco Inc	57,600	1,742			NRG Yield Inc	100,690	4,313
Western Alliance Bancorp (a)	72,499	1,673					$8,316
		$37,241			Electrical Components & Equipment - 2.81%
Biotechnology - 2.88%					Acuity Brands Inc	27,520	3,428
Acceleron Pharma Inc (a)	12,880	442			EnerSys Inc	111,880	7,561
Alnylam Pharmaceuticals Inc (a)	18,050	894			Generac Holdings Inc	60,000	3,533
BIND Therapeutics Inc (a)	94,546	892					$14,522
Bluebird Bio Inc (a)	16,585	328			Electronics - 1.26%
Cambrex Corp (a)	45,720	937			FEI Co	71,180	5,660
Cubist Pharmaceuticals Inc (a)	14,430	1,011			Fluidigm Corp (a)	22,657	851
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	—
Eleven Biotherapeutics Inc (a)	31,004	418					$6,511
Epizyme Inc (a)	23,200	506			Energy - Alternate Sources - 0.96%
Exact Sciences Corp (a)	93,342	1,120			Pattern Energy Group Inc	184,440	4,943
Fate Therapeutics Inc (a)	66,350	457
Genocea Biosciences Inc (a)	38,223	742
Insmed Inc (a)	54,970	766			Engineering & Construction - 1.66%
(a)					EMCOR Group Inc	114,380	5,261
Intercept Pharmaceuticals Inc	4,510	1,191			MasTec Inc (a)	83,860	3,319
MacroGenics Inc (a)	24,121	481
Marrone Bio Innovations Inc (a)	39,670	483					$8,580
Medivation Inc (a)	12,170	733			Entertainment - 0.89%
NewLink Genetics Corp (a)	20,530	452			Marriott Vacations Worldwide Corp (a)	84,090	4,581
NPS Pharmaceuticals Inc (a)	54,558	1,452
Seattle Genetics Inc (a)	16,200	623
Sunesis Pharmaceuticals Inc (a)	108,910	559			Environmental Control - 0.34%
Versartis Inc (a)	12,291	375			Tetra Tech Inc	62,050	1,779
		$14,862
					Food - 0.38%
Building Materials - 0.81%					Sprouts Farmers Market Inc (a)	61,170	1,956
Eagle Materials Inc	22,340	1,861
PGT Inc (a)	232,230	2,311
		$4,172			Gas - 0.59%
					Southwest Gas Corp	55,580	3,058
Chemicals - 1.07%
Axiall Corp	35,120	1,636
OM Group Inc	133,110	3,899			Healthcare - Products - 1.48%
					Amedica Corp (a)	70,050	469
		$5,535
					Cantel Medical Corp	17,930	595
Commercial Services - 8.02%					Cynosure Inc (a)	68,970	1,692
ABM Industries Inc	149,700	4,055			DexCom Inc (a)	51,460	1,669
Corporate Executive Board Co	42,810	2,955			Insulet Corp (a)	45,300	1,705
Huron Consulting Group Inc (a)	85,210	6,067			LDR Holding Corp (a)	12,910	322
Korn/Ferry International (a)	213,660	6,207			STAAR Surgical Co (a)	71,590	1,218
Live Nation Entertainment Inc (a)	218,400	4,560					$7,670
On Assignment Inc (a)	91,190	3,192
PAREXEL International Corp (a)	113,380	5,142			Healthcare - Services - 3.12%
RPX Corp (a)	130,194	2,132			Centene Corp (a)	57,000	3,785
					Envision Healthcare Holdings Inc (a)	124,190	4,196
See accompanying notes				362

Schedule of Investments SmallCap Blend Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services (continued)				Pharmaceuticals (continued)
HealthSouth Corp	132,400	$4,586		Revance Therapeutics Inc (a)	18,600	$638
Kindred Healthcare Inc	141,537	3,553		Vanda Pharmaceuticals Inc (a)	60,245	839
		$16,120				$15,073

Home Builders - 0.96%				Publicly Traded Investment Fund - 0.19%
Installed Building Products Inc (a)	179,571	2,498		THL Credit Inc	73,540	988
KB Home	149,130	2,462

		$4,960		REITS - 6.96%
Insurance - 4.79%				Brandywine Realty Trust	427,950	6,227
American Equity Investment Life Holding Co	148,181	3,456		Colony Financial Inc	201,500	4,383
CNO Financial Group Inc	390,690	6,739		CubeSmart	114,600	2,131
Hanover Insurance Group Inc/The	77,835	4,549		EPR Properties	61,430	3,293
Horace Mann Educators Corp	129,950	3,908		Essex Property Trust Inc	20,404	3,535
StanCorp Financial Group Inc	46,500	2,841		First Industrial Realty Trust Inc	310,980	5,713
Validus Holdings Ltd	87,671	3,250		NorthStar Realty Finance Corp	206,990	3,316
		$24,743		RLJ Lodging Trust	276,650	7,378
						$35,976
Internet - 2.56%
Barracuda Networks Inc (a)	93,710	2,421		Retail - 8.72%
CDW Corp/DE	219,387	6,184		Brown Shoe Co Inc	255,090	6,018
Intralinks Holdings Inc (a)	174,250	1,594		Conn's Inc (a)	95,812	4,238
Mavenir Systems Inc (a)	126,650	1,890		Haverty Furniture Cos Inc	42,610	1,088
Rubicon Project Inc/The (a)	80,022	1,150		Kirkland's Inc (a)	100,155	1,714
		$13,239		Office Depot Inc (a)	1,377,470	5,634
				Penske Automotive Group Inc	106,359	4,878
Leisure Products & Services - 0.78%				Red Robin Gourmet Burgers Inc (a)	60,030	4,081
Sabre Corp (a)	246,000	4,052		Rite Aid Corp (a)	1,244,870	9,087
				Stein Mart Inc	55,457	693
Machinery - Diversified - 1.04%				Susser Holdings Corp (a)	33,061	2,558
DXP Enterprises Inc (a)	47,460	5,373		Wendy's Co/The	612,090	5,086
						$45,075

Media - 0.77%				Savings & Loans - 0.87%
Cumulus Media Inc (a)	616,295	3,951		Oritani Financial Corp	121,115	1,796
				Provident Financial Services Inc	155,400	2,701

Metal Fabrication & Hardware - 1.33%						$4,497
Worthington Industries Inc	186,020	6,846		Semiconductors - 1.13%
				Entegris Inc (a)	526,970	5,844

Mining - 0.72%
US Silica Holdings Inc	82,357	3,720		Software - 6.44%
				2U Inc (a)	148,680	2,218
				Acxiom Corp (a)	222,040	6,270
Miscellaneous Manufacturing - 1.77%				Advent Software Inc	142,800	4,115
AO Smith Corp	139,200	6,509		Amber Road Inc (a)	119,134	1,587
Hexcel Corp (a)	63,700	2,656
				Aspen Technology Inc (a)	197,880	8,507
		$9,165		Blackbaud Inc	81,860	2,493
Oil & Gas - 4.63%				MedAssets Inc (a)	73,650	1,681
Carrizo Oil & Gas Inc (a)	131,470	7,233		Rocket Fuel Inc (a)	18,572	596
EPL Oil & Gas Inc (a)	137,740	5,391		SYNNEX Corp (a)	86,400	5,822
Kodiak Oil & Gas Corp (a)	313,510	3,985				$33,289
RSP Permian Inc (a)	118,120	3,349
				Telecommunications - 3.73%
Western Refining Inc	91,400	3,976		Aerohive Networks Inc (a)	134,720	1,397
		$23,934		ARRIS Group Inc (a)	280,801	7,326
Oil & Gas Services - 1.02%				Plantronics Inc	102,140	4,450
Basic Energy Services Inc (a)	73,830	1,951		RF Micro Devices Inc (a)	720,840	6,084
Flotek Industries Inc (a)	118,085	3,307				$19,257

		$5,258		Textiles - 0.30%
Pharmaceuticals - 2.92%				G&K Services Inc	29,337	1,553
Achaogen Inc (a)	48,100	674
Aratana Therapeutics Inc (a)	80,058	1,103
Array BioPharma Inc (a)	246,170	980		Transportation - 1.15%
Cerulean Pharma Inc (a)	92,910	645		Gulfmark Offshore Inc	80,690	3,632
				Navigator Holdings Ltd (a)	85,970	2,295
Clovis Oncology Inc (a)	16,250	879
Concert Pharmaceuticals Inc (a)	52,820	472				$5,927
Keryx Biopharmaceuticals Inc (a)	72,110	1,065		TOTAL COMMON STOCKS		$509,995
Nektar Therapeutics (a)	87,990	1,036
Orexigen Therapeutics Inc (a)	155,200	872
Prestige Brands Holdings Inc (a)	150,050	5,030
Relypsa Inc (a)	37,630	840

See accompanying notes

		Schedule of Investments
		SmallCap Blend Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 0.30%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.30%
Goldman Sachs Financial Square Funds -	1,555,295	$1,555
Government Fund

TOTAL INVESTMENT COMPANIES		$1,555
Total Investments		$511,550
Other Assets in Excess of Liabilities, Net - 0.99%		$5,135
TOTAL NET ASSETS - 100.00%		$516,685

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.32%
Consumer, Non-cyclical		18.80%
Consumer, Cyclical		16.99%
Industrial		12.17%
Technology		10.77%
Communications		7 .06%
Energy		6 .61%
Utilities		2 .20%
Basic Materials		1 .79%
Exchange Traded Funds		0 .30%
Other Assets in Excess of Liabilities, Net		0 .99%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	13	$1,481	$1,461	$(20)
Total					$(20)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments SmallCap Growth Fund I April 30, 2014 (unaudited)

COMMON STOCKS - 94.91%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.21%				Banks (continued)
Criteo SA ADR(a)	128,619	$4,113		Customers Bancorp Inc (a)	59,863	$1,319
MDC Partners Inc	4,288	105		First Financial Bankshares Inc (b)	4,330	256
		$4,218		First Internet Bancorp	17,060	372
				First NBC Bank Holding Co (a)	79,600	2,476
Aerospace & Defense - 0.99%				Home BancShares Inc/AR	3,808	121
Astronics Corp (a)	20,308	1,160
				Iberiabank Corp	136,437	8,582
Cubic Corp	434	21		Opus Bank (a),(b)	182,646	5,485
Curtiss-Wright Corp	35,600	2,276		PacWest Bancorp	38,560	1,518
GenCorp Inc (a),(b)	8,133	143
				Penns Woods Bancorp Inc	96	4
HEICO Corp	245,189	13,563		PrivateBancorp Inc	86,500	2,385
Kaman Corp	3,021	127		Prosperity Bancshares Inc	215,651	12,723
M/A-COM Technology Solutions Holdings Inc	3,181	56		Signature Bank/New York NY (a)	96,238	11,435
(a)
				Square 1 Financial Inc (a)	73,776	1,391
Moog Inc (a)	1,328	87
				SVB Financial Group (a)	119,898	12,792
National Presto Industries Inc	127	9		Talmer Bancorp Inc (a)	23,056	309
Orbital Sciences Corp (a)	63,500	1,867
Teledyne Technologies Inc (a)	2,308	214				$80,568
		$19,523		Beverages - 0.03%
				Boston Beer Co Inc/The (a)	1,607	395
Agriculture - 0.02%				Coca-Cola Bottling Co Consolidated	1,482	122
Tejon Ranch Co (a)	4,070	126
				Farmer Bros Co (a)	1,882	37
Vector Group Ltd (b)	9,091	194
				National Beverage Corp (a)	3,616	70
		$320				$624

Airlines - 0.49%				Biotechnology - 4.71%
Allegiant Travel Co	2,979	350		Acorda Therapeutics Inc (a)	7,933	281
Hawaiian Holdings Inc (a)	123,400	1,783
				Aegerion Pharmaceuticals Inc (a)	4,957	219
Republic Airways Holdings Inc (a)	8,126	68
				Alnylam Pharmaceuticals Inc (a)	104,407	5,172
SkyWest Inc	844	10		ANI Pharmaceuticals Inc (a)	21,450	667
Spirit Airlines Inc (a)	130,899	7,440
				Arena Pharmaceuticals Inc (a),(b)	32,995	211
		$9,651		Arqule Inc (a)	17,847	29
Apparel - 1.08%				BioTime Inc (a)	11,755	30
Crocs Inc (a)	13,094	198		Cambrex Corp (a)	113,714	2,330
Deckers Outdoor Corp (a)	47,500	3,750		Cell Therapeutics Inc (a),(b)	41,374	122
G-III Apparel Group Ltd (a)	40,781	2,927		Celldex Therapeutics Inc (a)	143,302	2,150
Iconix Brand Group Inc (a)	4,411	187		Charles River Laboratories International Inc (a)	157,737	8,474
Oxford Industries Inc	2,619	173		Cubist Pharmaceuticals Inc (a)	129,640	9,083
Quiksilver Inc (a),(b)	1,867,019	11,986		Cytokinetics Inc (a)	8,328	38
RG Barry Corp	227	4		Dendreon Corp (a),(b)	50,176	130
Skechers U.S.A. Inc (a)	22,900	939		Dicerna Pharmaceuticals Inc (a)	959	18
Steven Madden Ltd (a)	11,713	417		Dynavax Technologies Corp (a)	73,479	120
Weyco Group Inc	108	3		Emergent Biosolutions Inc (a)	1,522	40
Wolverine World Wide Inc	19,533	549		Endocyte Inc (a),(b)	9,705	176
		$21,133		Epizyme Inc (a)	60,675	1,324
				Exact Sciences Corp (a),(b)	12,114	145
Automobile Manufacturers - 0.00%				Exelixis Inc (a),(b)	37,978	134
Wabash National Corp (a)	1,737	23		Fibrocell Science Inc (a),(b)	7,160	27
				Five Prime Therapeutics Inc (a)	1,847	26
				Galena Biopharma Inc (a),(b)	37,498	92
Automobile Parts & Equipment - 0.35%				GTx Inc (a)	8,268	13
Allison Transmission Holdings Inc	89,200	2,662		Halozyme Therapeutics Inc (a)	18,860	141
American (a) Axle & Manufacturing Holdings Inc	9,080	160		Harvard Bioscience Inc (a)	482	2
				ImmunoGen Inc (a),(b)	11,139	144
Cooper Tire & Rubber Co	2,385	60		Incyte Corp Ltd (a)	99,899	4,851
Dorman Dana Holding Products Corp Inc (a)	4,911 4,171	283 88		Insmed Inc (a)	11,024	154
				Intercept Pharmaceuticals Inc (a)	15,121	3,993
Gentherm Douglas Dynamics Inc (a) Inc	6,850 6,495	249 110		InterMune Inc (a)	86,937	2,789
				Intrexon Corp (a)	54,090	1,021
Tenneco Standard Inc Motor (a) Products Inc	11,842 4,528	172 709		Isis Pharmaceuticals Inc (a)	208,573	5,549
				Karyopharm Therapeutics Inc (a),(b)	90,276	2,422
Tower Titan International International Inc Inc (a)	1,944 8,069	141 54		KYTHERA Biopharmaceuticals Inc (a),(b)	96,010	3,131
WABCO Holdings Inc (a)	21,400	2,290		Ligand Pharmaceuticals Inc (a)	22,183	1,401
				MacroGenics Inc (a)	50,975	1,017
		$6,978		Medicines Co/The (a)	12,366	329
Banks - 4.10%				Medivation Inc (a)	37,700	2,270
Bank of the Ozarks Inc	77,961	4,669		Merrimack Pharmaceuticals Inc (a),(b)	30,809	135
Cascade Bancorp (a)	115	—		Momenta Pharmaceuticals Inc (a)	12,572	144
Cass Information Systems Inc	3,281	166		Nanosphere Inc (a)	17,349	30
City National Corp/CA	174,640	12,674		NeoGenomics Inc (a)	10,469	35
CoBiz Financial Inc	159,337	1,600		Novavax Inc (a)	36,372	159
ConnectOne Bancorp Inc (a)	6,066	291		NPS Pharmaceuticals Inc (a)	358,428	9,542

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Biotechnology (continued)				Commercial Services (continued)
OncoGenex Pharmaceutical Inc (a)	4,676	$18		Carriage Services Inc	5,010	$81
OncoMed Pharmaceuticals Inc (a),(b)	23,558	621		Cenveo Inc (a)	8,628	27
OvaScience Inc (a)	29,820	242		Chemed Corp	3,448	287
PDL BioPharma Inc (b)	31,357	266		CoreLogic Inc/United States (a)	470,788	13,196
PTC Therapeutics Inc (a)	3,094	61		Corporate Executive Board Co	159,581	11,014
Puma Biotechnology Inc (a)	67,525	5,100		Corvel Corp (a)	3,635	166
Repligen Corp (a)	10,021	159		CoStar Group Inc (a)	175,091	28,170
Sangamo BioSciences Inc (a)	13,040	181		Deluxe Corp	6,568	361
Seattle Genetics Inc (a)	116,193	4,471		Electro Rent Corp	3,089	50
Synageva BioPharma Corp (a),(b)	72,688	6,277		Euronet Worldwide Inc (a)	9,743	448
Tekmira Pharmaceuticals Corp (a)	117,400	1,560		EVERTEC Inc	5,073	119
Ultragenyx Pharmaceutical Inc (a)	61,795	2,397		ExamWorks Group Inc (a)	6,281	231
Verastem Inc (a)	85,924	717		ExlService Holdings Inc (a)	6,374	180
XOMA Corp (a)	21,589	96		Franklin Covey Co (a)	1,978	40
ZIOPHARM Oncology Inc (a),(b)	25,625	92		Genpact Ltd (a)	592,774	9,994
		$92,568		Global Payments Inc	119,303	7,973
				Grand Canyon Education Inc (a)	8,839	381
Building Materials - 1.29%				H&E Equipment Services Inc (a)	73,919	2,850
AAON Inc	5,580	158		Healthcare Services Group Inc	11,768	342
Apogee Enterprises Inc	48,984	1,556		Heartland Payment Systems Inc	7,098	291
Comfort Systems USA Inc	3,057	46		HMS Holdings Corp (a)	17,148	277
Continental Building Products Inc (a)	2,812	48
				Huron Consulting Group Inc (a)	37,775	2,690
Drew Industries Inc	4,461	225		Insperity Inc	3,863	124
Eagle Materials Inc	46,151	3,846		ITT Educational Services Inc (a),(b)	4,551	123
Headwaters Inc (a)	14,390	180
				JTH Holding Inc (a)	1,329	36
Lennox International Inc	31,600	2,649		K12 Inc (a)	8,658	205
Louisiana-Pacific Corp (a)	17,353	284
				Kforce Inc	90,486	2,092
Martin Marietta Materials Inc	37,974	4,721		Landauer Inc	3,035	131
Nortek Inc (a)	1,548	127
				LifeLock Inc (a)	12,481	196
Owens Corning Inc	53,500	2,185		Matthews International Corp	3,870	156
Patrick Industries Inc (a)	2,124	85
PGT Inc (a)	10,580	105		MAXIMUS Inc	301,456	12,833
				Medifast Inc (a)	4,177	132
Simpson Manufacturing Co Inc	1,057	35		MoneyGram International Inc (a)	1,690	22
Texas Industries Inc (a)	3,487	302
Trex Co Inc (a)	83,255	6,537		Monro Muffler Brake Inc	6,087	343
US Concrete Inc (a)	4,512	111		Multi-Color Corp	2,371	83
				National Research Corp (a)	1,237	20
USG Corp (a)	70,511	2,106
				On Assignment Inc (a)	9,087	318
		$25,306		PAREXEL International Corp (a)	223,415	10,132
Chemicals - 1.87%				Providence Service Corp/The (a)	3,379	137
Aceto Corp	1,740	38		RPX Corp (a)	1,436	24
Balchem Corp	5,843	362		Sotheby's	13,291	559
Chemtura Corp (a)	19,360	432		Steiner Leisure Ltd (a)	1,470	63
Ferro Corp (a)	14,263	185		Strayer Education Inc (a)	3,446	147
Hawkins Inc	2,999	109		Team Health Holdings Inc (a)	288,268	13,975
HB Fuller Co	9,910	459		Team Inc (a)	111,564	4,785
Innophos Holdings Inc	4,324	244		TeleTech Holdings Inc (a)	4,128	100
Innospec Inc	4,378	189		TrueBlue Inc (a)	488,716	13,073
KMG Chemicals Inc	2,126	33		United Rentals Inc (a)	220,890	20,726
Oil-Dri Corp of America	384	13		Vistaprint NV (a)	6,380	252
Olin Corp	9,183	258		WEX Inc (a)	7,583	728
OM Group Inc	663	19		Xoom Corp (a)	151,467	3,379
OMNOVA Solutions Inc (a)	14,986	137				$213,333
Penford Corp (a)	497	6
				Computers - 2.11%
PolyOne Corp	604,609	22,655		A10 Networks Inc (a)	278,761	3,649
Quaker Chemical Corp	1,025	76		Computer Task Group Inc	4,939	78
Rockwood Holdings Inc	158,644	11,271		Cray Inc (a)	3,487	100
Stepan Co	1,931	112		Datalink Corp (a)	6,097	78
Taminco Corp (a)	4,463	90
				Electronics For Imaging Inc (a)	66,969	2,531
Zep Inc	2,724	47		EPAM Systems Inc (a)	72,827	2,267
		$36,735		Icad Inc (a)	40,650	353
Commercial Services - 10.85%				iGate Corp (a)	6,806	249
Advisory Board Co/The (a)	160,875	9,212		Immersion Corp (a)	8,290	94
American Public Education Inc (a)	5,609	194		j2 Global Inc	8,976	416
AMN Healthcare Services Inc (a)	14,669	183		KEYW Holding Corp/The (a),(b)	342,349	4,399
Ascent Capital Group Inc (a)	135,224	9,299		Luxoft Holding Inc (a)	1,104	30
Barrett Business Services Inc	2,243	113		Manhattan Associates Inc (a)	15,216	480
Bright Horizons Family Solutions Inc (a)	434,507	17,719		MTS Systems Corp	3,150	203
Brink's Co/The	6,753	172		Netscout Systems Inc (a)	7,074	276
Capella Education Co	207,076	12,085		Qualys Inc (a)	4,750	92
Cardtronics Inc (a)	8,767	294		Riverbed Technology Inc (a)	290,683	5,654

See accompanying notes

Schedule of Investments SmallCap Growth Fund I April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electrical Components & Equipment (continued)
Spansion Inc (a)	554,700	$9,890		Capstone Turbine Corp (a)	52,411	$108
Synaptics Inc (a),(b)	140,866	8,754		Encore Wire Corp	817	40
Syntel Inc (a)	3,016	242		EnerSys Inc	3,127	211
Transact Technologies Inc	41,863	447		Generac Holdings Inc	8,864	522
Unisys Corp (a)	811	20		General Cable Corp	1,187	30
VeriFone Systems Inc (a)	28,400	950		Graham Corp	3,189	95
Virtusa Corp (a)	4,450	147		Littelfuse Inc	3,978	360
		$41,399		SunPower Corp (a)	40,516	1,354
				Universal Display Corp (a),(b)	8,016	209
Consumer Products - 0.04%						$15,432
Spectrum Brands Holdings Inc	4,190	322
Tumi Holdings Inc (a)	9,324	190		Electronics - 0.63%
WD-40 Co	3,014	220		Analogic Corp	1,747	131
		$732		Applied Optoelectronics Inc (a)	83,170	1,871
				Badger Meter Inc	2,862	142
Cosmetics & Personal Care - 0.01%				Coherent Inc (a)	4,120	246
Elizabeth Arden Inc (a)	6,929	254
				Control4 Corp (a)	26,090	461
Revlon Inc (a)	1,189	36
				ESCO Technologies Inc	2,391	80
		$290		FARO Technologies Inc (a)	48,094	1,919
Distribution & Wholesale - 1.16%				FEI Co	21,320	1,696
Beacon Roofing Supply Inc (a)	9,672	344		Fluidigm Corp (a)	4,969	187
Core-Mark Holding Co Inc	497	40		InvenSense Inc (a),(b)	9,761	210
Houston Wire & Cable Co	1,827	23		Measurement Specialties Inc (a)	2,705	174
LKQ Corp (a)	324,767	9,457		Mesa Laboratories Inc	842	72
MWI Veterinary Supply Inc (a)	44,348	6,947		Methode Electronics Inc	101,424	2,814
Owens & Minor Inc	4,281	144		NVE Corp (a)	1,550	81
Pool Corp	46,333	2,734		OSI Systems Inc (a)	3,678	205
Rentrak Corp (a)	3,131	179		Rofin-Sinar Technologies Inc (a)	629	14
Watsco Inc	5,103	525		Rogers Corp (a)	2,229	134
WESCO International Inc (a)	26,970	2,367		Stoneridge Inc (a)	7,650	82
		$22,760		Taser International Inc (a)	79,778	1,288
				Viasystems Group Inc (a)	86	1
Diversified Financial Services - 1.61%				Watts Water Technologies Inc	680	36
Aircastle Ltd	8,896	156		Woodward Inc	13,663	612
BGC Partners Inc	25,673	184				$12,456
Blackhawk Network Holdings Inc (a)	9,983	240
Cohen & Steers Inc (b)	3,234	131		Energy - Alternate Sources - 0.01%
Consumer Portfolio Services Inc (a)	3,284	23		Clean Energy Fuels Corp (a),(b)	11,715	104
Credit Acceptance Corp (a)	1,436	189		FutureFuel Corp	1,666	33
Diamond Hill Investment Group Inc	900	107		Renewable Energy Group Inc (a)	1,387	16
E*Trade Financial Corp (a)	165,700	3,720		REX American Resources Corp (a)	160	11
Ellie Mae Inc (a)	4,802	117				$164
Encore Capital Group Inc (a)	3,947	171
				Engineering & Construction - 0.76%
Evercore Partners Inc - Class A	51,752	2,765		Aegion Corp (a)	1,459	37
Financial Engines Inc	23,788	1,053		Dycom Industries Inc (a)	427,526	13,425
GAMCO Investors Inc	1,918	146		Exponent Inc	2,619	184
Greenhill & Co Inc	5,693	286		MasTec Inc (a)	11,806	467
Higher One Holdings Inc (a)	10,010	60
				Sterling Construction Co Inc (a)	427	3
INTL. FCStone Inc (a)	1,411	27
				Tutor Perini Corp (a)	30,700	909
KCG Holdings Inc (a)	9,844	98
MarketAxess Holdings Inc	7,576	408				$15,025
Outerwall Inc (a)	3,969	275		Entertainment - 0.73%
Portfolio Recovery Associates Inc (a)	10,242	585		AMC Entertainment Holdings Inc	1,555	36
Pzena Investment Management Inc	3,618	39		Carmike Cinemas Inc (a)	32,284	957
Regional Management Corp (a)	874	13		Churchill Downs Inc	2,676	235
Stifel Financial Corp (a)	196,969	9,212		Multimedia Games Holding Co Inc (a)	114,325	3,338
Virtus Investment Partners Inc	1,161	215		National CineMedia Inc	598,482	9,091
WageWorks Inc (a)	254,169	10,769		Pinnacle Entertainment Inc (a)	9,297	217
Westwood Holdings Group Inc	2,220	129		Scientific Games Corp (a)	11,379	136
WisdomTree Investments Inc (a)	33,682	380		Vail Resorts Inc	6,176	428
World Acceptance Corp (a),(b)	1,747	127				$14,438

		$31,625		Environmental Control - 0.89%
Electric - 0.01%				Advanced Emissions Solutions Inc (a)	6,852	157
EnerNOC Inc (a)	2,893	68		Calgon Carbon Corp (a)	9,299	186
UNS Energy Corp	818	49		Ceco Environmental Corp	2,837	45
		$117		Darling International Inc (a)	7,291	146
				MSA Safety Inc	4,867	257
Electrical Components & Equipment - 0.78%				Pure Cycle Corp (a),(b)	5,498	31
Acuity Brands Inc	94,471	11,768		Tetra Tech Inc	1,596	46
Advanced Energy Industries Inc (a)	7,336	161
				US Ecology Inc	3,702	165
Belden Inc	7,776	574

See accompanying notes

Schedule of Investments SmallCap Growth Fund I April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Environmental Control (continued)					Healthcare - Products (continued)
Waste Connections Inc	366,519	$16,369			Masimo Corp (a)	9,527	$255
		$17,402			Medical Action Industries Inc (a)	1,825	12
					Merge Healthcare Inc (a)	20,795	47
Food - 1.38%					Meridian Bioscience Inc	8,107	162
B&G Foods Inc	10,299	338			MiMedx Group Inc (a)	28,956	167
Boulder Brands Inc (a)	9,688	143
					NanoString Technologies Inc (a)	71,353	1,157
Cal-Maine Foods Inc	2,475	147			Natus Medical Inc (a)	5,680	141
Chefs' Warehouse Inc/The (a),(b)	312,001	6,268
					NuVasive Inc (a)	3,014	102
Diamond Foods Inc (a)	60,800	1,859
					NxStage Medical Inc (a)	10,268	117
Hain Celestial Group Inc (a)	7,485	644
					OraSure Technologies Inc (a)	119,600	783
J&J Snack Foods Corp	2,913	273			PhotoMedex Inc (a),(b),(c)	1,322	20
Lancaster Colony Corp	3,608	342			Quidel Corp (a)	5,491	118
Pilgrim's Pride Corp (a)	11,812	258
					Rockwell Medical Inc (a),(b)	2,025	21
Sanderson Farms Inc	4,485	369			Sirona Dental Systems Inc (a)	103,759	7,805
Sprouts Farmers Market Inc (a)	334,111	10,681
					Spectranetics Corp (a)	7,891	168
SUPERVALU Inc (a)	25,896	181
					STAAR Surgical Co (a)	7,424	126
Tootsie Roll Industries Inc	6,018	170			STERIS Corp	11,525	554
TreeHouse Foods Inc (a)	4,605	345
					SurModics Inc (a)	4,378	95
United Natural Foods Inc (a)	23,910	1,650
					Tandem Diabetes Care Inc (a)	225,219	3,957
Village Super Market Inc	1,313	32			TearLab Corp (a),(b)	271,087	1,171
WhiteWave Foods Co/The (a)	124,268	3,441
					Thoratec Corp (a)	40,039	1,312
		$27,141			Unilife Corp (a),(b)	497,136	1,616
Forest Products & Paper - 0.06%					Utah Medical Products Inc	1,052	53
Clearwater Paper Corp (a)	3,258	200			Vascular Solutions Inc (a)	5,257	115
Deltic Timber Corp	1,914	116			Volcano Corp (a)	253,067	4,444
KapStone Paper and Packaging Corp (a)	16,085	424			West Pharmaceutical Services Inc	13,526	587
Neenah Paper Inc	534	27			Zeltiq Aesthetics Inc (a)	5,639	103
PH Glatfelter Co	7,541	193					$94,458
Schweitzer-Mauduit International Inc	4,466	195			Healthcare - Services - 3.04%
		$1,155			Acadia Healthcare Co Inc (a)	403,122	16,939
Gas - 0.01%					Addus HomeCare Corp (a)	189	4
South Jersey Industries Inc	1,905	109			Air Methods Corp (a)	7,603	423
					Alliance HealthCare Services Inc (a)	625	18
					Amsurg Corp (a)	2,976	129
Hand & Machine Tools - 0.62%					Bio-Reference Labs Inc (a),(b)	4,782	121
Franklin Electric Co Inc	8,932	345			Capital Senior Living Corp (a)	4,928	122
Lincoln Electric Holdings Inc	176,839	11,815			Centene Corp (a)	10,643	707
		$12,160			Covance Inc (a)	152,940	13,502
					Emeritus Corp (a)	6,930	207
Healthcare - Products - 4.81%
Abaxis Inc	4,322	176			Ensign Group Inc/The	3,612	154
ABIOMED Inc (a),(b)	7,572	179			Gentiva Health Services Inc (a)	9,968	75
Accuray Inc (a),(b)	12,745	107			HealthSouth Corp	14,274	494
Align Technology Inc (a)	258,303	13,016			Healthways Inc (a)	7,154	129
ArthroCare Corp (a)	4,515	219			ICON PLC (a)	250,173	9,699
AtriCure Inc (a)	33,678	519			IPC The Hospitalist Co Inc (a)	3,277	133
Atrion Corp	497	143			Mednax Inc (a)	154,282	9,141
Biolase Inc (a),(b)	10,009	19			Molina Healthcare Inc (a)	5,542	207
Cantel Medical Corp	6,410	213			Premier Inc (a)	230,278	6,908
Cardiovascular Systems Inc (a)	165,109	4,747			Skilled Healthcare Group Inc (a)	5,862	30
Cepheid Inc (a)	62,702	2,726			Surgical Care Affiliates Inc (a)	17,889	526
Cerus Corp (a),(b)	22,230	96			Triple-S Management Corp (a)	430	6
CryoLife Inc	687	6			US Physical Therapy Inc	3,846	119
Cyberonics Inc (a)	5,404	320					$59,793
Cynosure Inc (a)	55,104	1,353
					Holding Companies - Diversified - 0.10%
DexCom Inc (a)	54,126	1,756			Horizon Pharma Inc (a),(b)	144,930	2,055
Endologix Inc (a)	362,568	4,598
Exactech Inc (a)	586	13
GenMark Diagnostics Inc (a)	11,426	102			Home Builders - 0.06%
Globus Medical Inc (a)	10,680	261			Cavco Industries Inc (a)	1,997	156
Haemonetics Corp (a)	9,986	303			Installed Building Products Inc (a)	1,954	27
Hanger Inc (a)	4,785	166			KB Home	14,372	237
HeartWare International Inc (a)	103,912	8,829			LGI Homes Inc (a)	1,723	25
Henry Schein Inc (a)	84,318	9,632			Meritage Homes Corp (a)	6,226	240
ICU Medical Inc (a)	2,296	128			New Home Co Inc/The (a)	1,617	22
IDEXX Laboratories Inc (a)	63,798	8,067			Ryland Group Inc/The	8,978	345
Inogen Inc (a)	37,458	528			Winnebago Industries Inc (a)	5,464	131
Insulet Corp (a)	173,690	6,536					$1,183
Integra LifeSciences Holdings Corp (a)	3,969	181
LDR Holding Corp (a)	167,394	4,171			Home Furnishings - 0.73%
Luminex Corp (a)	7,299	140			Daktronics Inc	2,427	32
See accompanying notes				368

Schedule of Investments
SmallCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings (continued)				Internet (continued)
DTS Inc/CA (a)	5,522	$103		support.com Inc (a)	16,766	$41
Harman International Industries Inc	124,181	13,611		Trulia Inc (a),(b)	4,762	162
iRobot Corp (a),(b)	5,502	184		Web.com Group Inc (a)	8,191	252
La-Z-Boy Inc	4,339	105		WebMD Health Corp (a)	5,556	245
Select Comfort Corp (a)	8,993	166		Yelp Inc (a)	199,453	11,632
TiVo Inc (a)	11,504	136		Zillow Inc (a),(b)	89,216	9,697
Universal Electronics Inc (a)	497	19		Zix Corp (a)	19,714	65
		$14,356		zulily Inc (a),(b)	142,640	6,065

Housewares - 0.01%						$105,888
Libbey Inc (a)	6,690	178		Investment Companies - 0.00%
				Main Street Capital Corp	811	26

Insurance - 0.28%
Ambac Financial Group Inc (a)	2,971	90		Leisure Products & Services - 0.19%
American Equity Investment Life Holding Co	1,545	36		Arctic Cat Inc	4,202	172
AmTrust Financial Services Inc (b)	82,868	3,204		Black Diamond Inc (a)	109,235	1,218
Argo Group International Holdings Ltd	2,891	128		Brunswick Corp/DE	16,657	669
Blue Capital Reinsurance Holdings Ltd	313	6		Fox Factory Holding Corp (a)	1,545	26
Crawford & Co	3,090	35		Interval Leisure Group Inc	7,664	198
eHealth Inc (a)	25,445	1,066		Life Time Fitness Inc (a)	3,901	187
Employers Holdings Inc	6,897	140		Malibu Boats Inc (a)	55,277	1,231
Fidelity & Guaranty Life	359	8		Marine Products Corp	3,357	24
Greenlight Capital Re Ltd (a)	2,189	70		Nautilus Inc (a)	9,882	82
Hallmark Financial Services Inc (a)	226	2				$3,807
HCI Group Inc	3,120	121
Infinity Property & Casualty Corp	1,805	116		Lodging - 0.02%
				Boyd Gaming Corp (a)	13,526	160
Maiden Holdings Ltd	2,072	24		Caesars Entertainment Corp (a),(b)	6,164	114
MGIC Investment Corp (a)	30,676	264
				Intrawest Resorts Holdings Inc (a)	2,720	31
Radian Group Inc	8,112	113		Monarch Casino & Resort Inc (a)	1,462	23
Third Point Reinsurance Ltd (a)	2,207	35
United Fire Group Inc	542	15				$328
Universal Insurance Holdings Inc	780	11		Machinery - Construction & Mining - 0.09%
		$5,484		Hyster-Yale Materials Handling Inc	2,092	202
Internet - 5.39%				Terex Corp	35,600	1,541
Blucora Inc (a)	8,234	159				$1,743
Blue Nile Inc (a)	3,950	137		Machinery - Diversified - 3.06%
BroadSoft Inc (a)	285,850	7,254		Albany International Corp	1,355	49
ChannelAdvisor Corp (a)	120,730	3,168		Altra Industrial Motion Corp	5,367	183
Chegg Inc (a)	126,500	667		Applied Industrial Technologies Inc	7,704	369
Cogent Communications Group Inc	9,021	311		Chart Industries Inc (a),(b)	144,462	9,855
comScore Inc (a)	72,444	2,270		Cognex Corp (a)	17,320	596
Constant Contact Inc (a)	6,001	155		Columbus McKinnon Corp/NY	886	24
Conversant Inc (a)	13,046	319		DXP Enterprises Inc (a)	1,883	213
Dice Holdings Inc (a)	12,187	93		Gorman-Rupp Co/The	4,294	133
ePlus Inc (a)	75	4		IDEX Corp	337,925	25,199
Global Eagle Entertainment Inc (a)	113,340	1,250		Lindsay Corp	2,210	195
Global Sources Ltd (a)	753	7		Middleby Corp/The (a)	80,229	20,257
HealthStream Inc (a)	6,416	145		Tennant Co	3,655	233
HomeAway Inc (a)	844,374	27,543		Zebra Technologies Corp (a)	41,670	2,894
Lionbridge Technologies Inc (a)	17,369	102				$60,200
Liquidity Services Inc (a)	7,921	137
magicJack VocalTec Ltd (a)	3,980	70		Media - 0.10%
Move Inc (a)	12,697	136		Beasley Broadcasting Group Inc	91	1
NIC Inc	12,675	232		Crown Media Holdings Inc (a)	2,309	8
OpenTable Inc (a)	4,452	299		Cumulus Media Inc (a)	23,018	148
Orbitz Worldwide Inc (a)	7,660	56		Entravision Communications Corp	17,568	93
Overstock.com Inc (a)	3,562	57		Gray Television Inc (a)	103,279	1,162
Pandora Media Inc (a)	392,911	9,202		McClatchy Co/The (a)	15,476	85
PC-Tel Inc	859	7		Nexstar Broadcasting Group Inc	5,048	201
Perficient Inc (a)	1,400	26		Saga Communications Inc	428	19
Q2 Holdings Inc (a)	8,210	101		Sinclair Broadcast Group Inc	11,767	314
Reis Inc	2,654	44				$2,031
RetailMeNot Inc (a)	39,100	1,166
RingCentral Inc (a)	390,846	5,925		Metal Fabrication & Hardware - 0.99%
Saba Software Inc (a)	64,695	712		CIRCOR International Inc	324	26
Sapient Corp (a)	368,384	5,994		Mueller Industries Inc	11,176	324
Shutterfly Inc (a)	6,529	267		Mueller Water Products Inc - Class A	31,369	286
Shutterstock Inc (a)	129,636	9,400		Olympic Steel Inc	743	20
				RBC Bearings Inc (a)	128,102	7,976
SPS Commerce Inc (a)	3,131	162
				Rexnord Corp (a)	6,016	161
Stamps.com Inc (a)	4,370	152

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Metal Fabrication & Hardware (continued)					Oil & Gas (continued)
Sun Hydraulics Corp	4,263	$174			Laredo Petroleum Inc (a)	224,080	$6,550
Valmont Industries Inc	67,781	10,093			Magnum Hunter Resources Corp (a)	475,104	4,038
Worthington Industries Inc	10,412	383			Magnum Hunter Resources Corp - Warrants	37,021	—
		$19,443			(a),(c)
					Matador Resources Co (a)	219,188	6,295
Mining - 0.24%					North Atlantic Drilling Ltd	6,035	52
AMCOL International Corp	4,056	186			Oasis Petroleum Inc (a)	133,584	6,213
Coeur Mining Inc (a)	12,140	105
					Panhandle Oil and Gas Inc	2,070	91
Globe Specialty Metals Inc	1,155	22			Patterson-UTI Energy Inc	90,300	2,937
Materion Corp	3,442	116			PetroQuest Energy Inc (a)	16,959	102
Midway Gold Corp (a)	31,927	29
					Rex Energy Corp (a)	91,225	1,921
Paramount Gold and Silver Corp (a)	43,961	45
					Rosetta Resources Inc (a)	11,743	556
United States Lime & Minerals Inc	580	31			RSP Permian Inc (a)	2,847	81
US Silica Holdings Inc	91,416	4,130			Sanchez Energy Corp (a)	54,759	1,548
		$4,664			Synergy Resources Corp (a)	16,177	188
Miscellaneous Manufacturing - 2.83%					Triangle Petroleum Corp (a)	3,999	39
Actuant Corp	285,819	9,678			Vaalco Energy Inc (a)	9,276	86
AZZ Inc	5,062	220			Western Refining Inc	5,871	255
Blount International Inc (a)	15,694	175					$47,068
Carlisle Cos Inc	174,817	14,379			Oil & Gas Services - 1.71%
Chase Corp	654	20			C&J Energy Services Inc (a)	29,200	878
CLARCOR Inc	9,872	570			CARBO Ceramics Inc	1,650	231
Colfax Corp (a)	76,658	5,518
					Dril-Quip Inc (a)	69,630	7,877
EnPro Industries Inc (a)	1,773	126
					Flotek Industries Inc (a)	9,396	263
Federal Signal Corp	12,402	188			Forum Energy Technologies Inc (a)	6,264	187
GP Strategies Corp (a)	4,674	123
					Geospace Technologies Corp (a)	2,481	144
Hexcel Corp (a)	500,570	20,869
					Helix Energy Solutions Group Inc (a)	459,548	11,047
Hillenbrand Inc	10,698	325			Hornbeck Offshore Services Inc (a)	612	25
John Bean Technologies Corp	4,975	144			ION Geophysical Corp (a)	9,254	41
Koppers Holdings Inc	4,080	174			Matrix Service Co (a)	1,346	42
Movado Group Inc	321	13			Newpark Resources Inc (a)	13,404	161
Myers Industries Inc	1,195	22			Oil States International Inc (a)	37,974	3,689
Park-Ohio Holdings Corp	2,759	161			SEACOR Holdings Inc (a)	537	45
Polypore International Inc (a),(b)	9,270	322
Proto Labs Inc (a)	25,944	1,571			Superior Energy Services Inc	249,721	8,221
					Targa Resources Corp	6,324	683
Raven Industries Inc	6,253	193			TGC Industries Inc (a)	4,629	23
Smith & Wesson Holding Corp (a),(b)	10,863	167
					Thermon Group Holdings Inc (a)	5,388	128
Standex International Corp	792	47					$33,685
Sturm Ruger & Co Inc (b)	3,762	242
TriMas Corp (a)	8,930	320			Packaging & Containers - 0.03%
		$55,567			Berry Plastics Group Inc (a)	10,904	245
					Graphic Packaging Holding Co (a)	38,646	397
Office & Business Equipment - 0.31%							$642
Pitney Bowes Inc	230,800	6,185
					Pharmaceuticals - 2.95%
					ACADIA Pharmaceuticals Inc (a)	12,548	253
Office Furnishings - 0.32%					AcelRx Pharmaceuticals Inc (a),(b)	7,433	80
Herman Miller Inc	10,082	311			Adamas Pharmaceuticals Inc (a)	10,000	184
HNI Corp	8,545	301			Akorn Inc (a)	478,057	12,056
Interface Inc	301,830	5,430			Amicus Therapeutics Inc (a)	9,694	22
Knoll Inc	10,375	189			Ampio Pharmaceuticals Inc (a),(b)	12,322	75
		$6,231			Anacor Pharmaceuticals Inc (a)	8,074	133
Oil & Gas - 2.39%					Anika Therapeutics Inc (a)	2,245	96
Abraxas Petroleum Corp (a)	26,184	143			Antares Pharma Inc (a),(b)	35,952	100
Adams Resources & Energy Inc	40	3			Aratana Therapeutics Inc (a)	198,772	2,739
Apco Oil and Gas International Inc (a)	458	6			Array BioPharma Inc (a)	39,430	157
Approach Resources Inc (a),(b)	6,210	129			Auspex Pharmaceuticals Inc (a)	2,197	47
Arabian American Development Co (a)	5,801	63			Auxilium Pharmaceuticals Inc (a)	9,644	217
Athlon Energy Inc (a)	30,845	1,247			AVANIR Pharmaceuticals Inc (a)	46,235	230
Bill Barrett Corp (a)	4,504	107			BioDelivery Sciences International Inc (a),(b)	11,867	106
Bonanza Creek Energy Inc (a)	5,657	275			Cara Therapeutics Inc (a)	16,626	239
Carrizo Oil & Gas Inc (a)	7,475	411			Clovis Oncology Inc (a)	3,085	167
Contango Oil & Gas Co (a)	776	37			Concert Pharmaceuticals Inc (a)	1,816	16
Delek US Holdings Inc	4,673	150			Corcept Therapeutics Inc (a),(b)	16,986	75
Diamondback Energy Inc (a)	106,647	7,672			Depomed Inc (a)	148,923	2,087
Emerald Oil Inc (a)	231,654	1,638			Durata Therapeutics Inc (a),(b)	4,166	56
EPL Oil & Gas Inc (a)	3,086	121			Dyax Corp (a)	26,310	174
Gastar Exploration Inc (a)	17,680	117			Eagle Pharmaceuticals Inc/DE (a),(b)	917	9
Goodrich Petroleum Corp (a),(b)	5,388	136			GW Pharmaceuticals PLC ADR(a)	64,374	4,706
Gulfport Energy Corp (a)	43,610	3,212			Hyperion Therapeutics Inc (a)	2,679	66
Kodiak Oil & Gas Corp (a)	51,030	649			Infinity Pharmaceuticals Inc (a)	15,250	149
See accompanying notes				370

Schedule of Investments SmallCap Growth Fund I April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				REITS (continued)
Insys Therapeutics Inc (a),(b)	71,060	$2,917		Saul Centers Inc	2,499	$115
Ironwood Pharmaceuticals Inc (a)	18,293	202		Sovran Self Storage Inc	5,755	437
Jazz Pharmaceuticals PLC (a)	48,480	6,540		Strategic Hotels & Resorts Inc (a)	30,701	331
Keryx Biopharmaceuticals Inc (a),(b)	15,345	227		Sun Communities Inc	6,942	316
Lannett Co Inc (a)	5,953	206		Urstadt Biddle Properties Inc	5,933	121
Lifevantage Corp (a)	32,648	45		Washington Real Estate Investment Trust	5,933	145
MannKind Corp (a),(b)	25,570	167		Winthrop Realty Trust	717	10
Nektar Therapeutics (a)	16,889	199				$4,991
Neogen Corp (a)	7,015	293
Neurocrine Biosciences Inc (a)	70,869	994		Retail - 6.86%
				ANN Inc (a)	161,291	6,321
Omega Protein Corp (a)	508	6
				Asbury Automotive Group Inc (a)	5,353	331
OPKO Health Inc (a),(b)	32,464	268
				Barnes & Noble Inc (a)	851	14
Orexigen Therapeutics Inc (a)	35,564	200
				BJ's Restaurants Inc (a)	4,241	121
Pacira Pharmaceuticals Inc/DE (a)	192,775	13,203
				Bloomin' Brands Inc (a)	10,769	230
Portola Pharmaceuticals Inc (a)	47,165	1,106
Prestige Brands Holdings Inc (a)	10,001	335		Brown Shoe Co Inc	5,222	123
				Buckle Inc/The (b)	5,440	256
Progenics Pharmaceuticals Inc (a)	17,511	62
				Buffalo Wild Wings Inc (a)	50,516	7,381
Questcor Pharmaceuticals Inc	10,146	834		Burlington Stores Inc (a)	2,705	70
Regulus Therapeutics Inc (a)	3,258	23
				Cabela's Inc (a)	169,740	11,137
Sagent Pharmaceuticals Inc (a)	5,992	124
Sarepta Therapeutics Inc (a),(b)	48,200	1,790		Casey's General Stores Inc	7,471	513
Sciclone Pharmaceuticals Inc (a)	12,598	60		Cato Corp/The	1,755	50
SIGA Technologies Inc (a),(b)	11,091	32		Cheesecake Factory Inc/The	10,379	466
				Christopher & Banks Corp (a)	138,540	865
Sucampo Pharmaceuticals Inc (a)	4,382	30
				Chuy's Holdings Inc (a)	54,245	1,950
Supernus Pharmaceuticals Inc (a)	6,433	53
				Conn's Inc (a),(b)	3,858	171
Synutra International Inc (a)	4,999	28
				Container Store Group Inc/The (a),(b)	175,210	4,834
TESARO Inc (a)	127,888	3,192
Tetraphase Pharmaceuticals Inc (a)	4,469	48		Cracker Barrel Old Country Store Inc	3,824	362
				Denny's Corp (a)	22,597	152
TherapeuticsMD Inc (a),(b),(c)	27,502	115
Threshold Pharmaceuticals Inc (a)	15,034	62		Destination Maternity Corp	3,868	95
USANA Health Sciences Inc (a),(b)	1,913	130		Dick's Sporting Goods Inc	214,709	11,307
Vanda Pharmaceuticals Inc (a)	10,568	147		DineEquity Inc	1,687	128
				Diversified Restaurant Holdings Inc (a)	69,064	346
Vivus Inc (a),(b)	32,084	167
XenoPort Inc (a)	2,607	11		Einstein Noah Restaurant Group Inc	1,834	28
				Express Inc (a)	16,612	242
		$58,055		Fiesta Restaurant Group Inc (a)	31,762	1,163
Pipelines - 0.13%				Finish Line Inc/The	81,663	2,249
Primoris Services Corp	76,608	2,143		First Cash Financial Services Inc (a)	5,019	245
SemGroup Corp	7,525	481		Five Below Inc (a)	310,676	12,523
		$2,624		Francesca's Holdings Corp (a)	8,574	140
				Genesco Inc (a)	3,367	257
Private Equity - 0.05%				Haverty Furniture Cos Inc	1,488	38
GSV Capital Corp (a)	120,166	1,055
				Hibbett Sports Inc (a),(b)	29,844	1,607
				HSN Inc	6,584	382
Publicly Traded Investment Fund - 0.00%				Jack in the Box Inc	53,848	2,883
Capitala Finance Corp (b)	215	4		Jos A Bank Clothiers Inc (a),(b)	1,317	85
				Kate Spade & Co (a)	106,540	3,704
				Kirkland's Inc (a)	3,141	54
Real Estate - 0.01%				Krispy Kreme Doughnuts Inc (a)	202,230	3,547
Forestar Group Inc (a)	1,256	22
				Lithia Motors Inc	40,387	3,000
HFF Inc	5,656	192		Lumber Liquidators Holdings Inc (a)	160,667	14,004
		$214		MarineMax Inc (a)	19,080	306
REITS - 0.25%				Mattress Firm Holding Corp (a),(b)	2,616	118
Alexander's Inc	423	146		Papa John's International Inc	6,238	274
American Realty Capital Properties Inc	13,585	178		Penske Automotive Group Inc	34,248	1,570
Aviv REIT Inc	369	10		PetMed Express Inc	6,415	84
CoreSite Realty Corp	3,568	109		Pier 1 Imports Inc	18,455	337
DuPont Fabros Technology Inc	5,467	132		Popeyes Louisiana Kitchen Inc (a)	4,650	177
EastGroup Properties Inc	5,705	361		PriceSmart Inc	104,955	10,080
Geo Group Inc/The	5,381	180		Red Robin Gourmet Burgers Inc (a)	59,869	4,070
Glimcher Realty Trust	22,287	227		Restoration Hardware Holdings Inc (a)	3,441	215
Healthcare Realty Trust Inc	6,412	161		Rite Aid Corp (a)	86,387	631
Highwoods Properties Inc	5,590	226		Ruth's Hospitality Group Inc	11,411	144
Inland Real Estate Corp	14,794	155		Signet Jewelers Ltd	29,800	3,019
Investors Real Estate Trust	1,856	16		Sonic Automotive Inc	3,179	77
LTC Properties Inc	6,059	234		Sonic Corp (a)	8,690	165
National Health Investors Inc	5,874	362		Stage Stores Inc	172,258	3,304
Potlatch Corp	8,155	312		Susser Holdings Corp (a),(b)	135,176	10,460
PS Business Parks Inc	3,913	336		Texas Roadhouse Inc	12,154	301
Ryman Hospitality Properties Inc	4,915	224		Tile Shop Holdings Inc (a)	160,578	2,263
Sabra Health Care REIT Inc	4,900	147		Tilly's Inc (a)	80,945	915

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Software (continued)
Vera Bradley Inc (a)	6,896	$195		Imperva Inc (a)	39,760	$910
Vitamin Shoppe Inc (a)	5,906	283		Infoblox Inc (a)	101,885	1,999
Zoe's Kitchen Inc (a)	83,817	2,237		Informatica Corp (a)	328,752	11,654
Zumiez Inc (a)	6,725	164		Interactive Intelligence Group Inc (a)	433,997	27,155
		$134,763		MedAssets Inc (a)	11,916	272
				Medidata Solutions Inc (a)	10,398	378
Savings & Loans - 0.07%				MicroStrategy Inc (a)	1,557	189
B of I Holding Inc (a)	2,446	197
				Monotype Imaging Holdings Inc	7,470	197
Northfield Bancorp Inc	4,218	55		Omnicell Inc (a)	74,097	1,962
Oritani Financial Corp	4,492	66		PDF Solutions Inc (a)	59,715	1,120
Pacific Premier Bancorp Inc (a)	70,975	969
				Pegasystems Inc	678,193	11,238
		$1,287		Progress Software Corp (a)	8,235	177
Semiconductors - 3.31%				Proofpoint Inc (a)	184,875	4,703
Ambarella Inc (a)	5,896	147		PROS Holdings Inc (a)	3,868	106
Applied Micro Circuits Corp (a)	502,831	4,882		PTC Inc (a)	428,969	15,173
Cabot Microelectronics Corp (a)	4,871	211		QAD Inc	1,678	32
Cavium Inc (a)	469,400	19,889		Qlik Technologies Inc (a)	100,257	2,204
Cirrus Logic Inc (a)	8,192	183		Quality Systems Inc	12,724	188
Cypress Semiconductor Corp (a)	25,288	239		Rally Software Development Corp (a)	75,500	987
Diodes Inc (a)	5,588	147		RealPage Inc (a)	8,004	142
Entegris Inc (a)	6,658	74		SciQuest Inc (a)	7,256	174
GT Advanced Technologies Inc (a),(b)	123,810	2,056		SolarWinds Inc (a)	169,120	6,819
Hittite Microwave Corp	6,282	373		SS&C Technologies Holdings Inc (a)	107,251	4,174
Inphi Corp (a)	98,965	1,464		Synchronoss Technologies Inc (a)	5,692	173
Integrated Device Technology Inc (a)	12,294	143		Tableau Software Inc (a)	161,745	8,940
Lattice Semiconductor Corp (a)	9,513	80		Take-Two Interactive Software Inc (a)	15,831	323
Mellanox Technologies Ltd (a)	16,900	591		Tyler Technologies Inc (a)	6,157	503
Microsemi Corp (a)	68,533	1,612		Ultimate Software Group Inc/The (a)	185,753	22,221
Monolithic Power Systems Inc (a)	7,712	286		Verint Systems Inc (a)	81,698	3,576
OmniVision Technologies Inc (a)	1,497	29				$238,160
PMC-Sierra Inc (a)	15,019	103
				Storage & Warehousing - 0.27%
Power Integrations Inc	178,939	8,452		Mobile Mini Inc	56,796	2,509
Rambus Inc (a)	19,201	232
				Wesco Aircraft Holdings Inc (a)	138,057	2,797
Semtech Corp (a)	13,426	322
Silicon Image Inc (a)	24,610	138				$5,306
Silicon Laboratories Inc (a)	222,000	9,979		Telecommunications - 1.96%
SunEdison Inc (a)	100,428	1,931		8x8 Inc (a)	271,866	2,637
Teradyne Inc	638,190	11,277		ADTRAN Inc	7,682	172
Ultra Clean Holdings Inc (a)	489	4		Alliance Fiber Optic Products Inc (b)	3,670	71
Ultratech Inc (a)	4,770	127		Anixter International Inc	3,148	308
		$64,971		ARRIS Group Inc (a)	90,084	2,350
				Aruba Networks Inc (a)	122,459	2,421
Software - 12.12%				Atlantic Tele-Network Inc	3,075	182
ACI Worldwide Inc (a)	6,853	392
				CalAmp Corp (a)	50,404	895
Actuate Corp (a)	14,130	80
				Calix Inc (a)	11,038	97
Acxiom Corp (a)	82,097	2,318
				Cbeyond Inc (a)	456	5
Advent Software Inc	6,377	184		Ciena Corp (a)	137,362	2,715
Amber Road Inc (a)	20,666	275
				Cincinnati Bell Inc (a)	21,378	72
American Software Inc/Georgia	7,657	74		Comverse Inc (a)	7,072	176
Aspen Technology Inc (a)	284,154	12,215
athenahealth Inc (a),(b)	22,383	2,767		Consolidated Communications Holdings Inc	7,667	153
				DigitalGlobe Inc (a)	430,175	12,811
AVG Technologies NV (a)	7,624	143
				EXFO Inc (a),(c)	524,061	2,379
Blackbaud Inc	8,922	272		FairPoint Communications Inc (a),(b)	5,650	77
Bottomline Technologies de Inc (a)	6,507	206
				General Communication Inc (a)	10,028	105
Broadridge Financial Solutions Inc	414,859	15,906		Gigamon Inc (a)	71,765	1,132
Callidus Software Inc (a)	12,855	123
CommVault Systems Inc (a)	40,236	1,948		HickoryTech Corp	4,334	51
				IDT Corp - Class B	4,588	73
Computer Programs & Systems Inc	2,165	137		Infinera Corp (a)	18,873	169
Concur Technologies Inc (a)	49,780	4,006
Cornerstone OnDemand Inc (a)	260,682	9,582		Inteliquent Inc	4,079	56
				InterDigital Inc/PA	8,201	285
CSG Systems International Inc	5,912	156		IPG Photonics Corp (a)	36,277	2,345
Cvent Inc (a)	38,244	1,053
				Ixia (a)	55,341	688
Dealertrack Technologies Inc (a)	322,583	14,739
				KVH Industries Inc (a)	4,172	56
Demandware Inc (a)	202,825	10,066
E2open Inc (a)	124,017	2,142		Leap Wireless International Inc - Rights	5,801	15
				(a),(c),(d)
Ebix Inc	7,280	115		LogMeIn Inc (a)	4,750	216
Envestnet Inc (a)	257,173	9,477
				Loral Space & Communications Inc (a)	2,239	161
Everyday Health Inc (a)	28,741	405
				Lumos Networks Corp	4,916	65
Fair Isaac Corp	177,882	10,175		Neonode Inc (a)	213,710	1,143
Glu Mobile Inc (a),(b)	97,372	389
				NTELOS Holdings Corp (b)	4,865	67
Guidewire Software Inc (a)	294,678	11,126

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2014 (unaudited)

				(d) Fair value of these investments is determined in good faith by the
				Manager under procedures established and periodically reviewed by the
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Board of Directors. At the end of the period, the fair value of these
Telecommunications (continued)				securities totaled $15 or 0.00% of net assets.
Oplink Communications Inc (a)	533	$9		(e)	Security was purchased with the cash proceeds from securities loans.
Orbcomm Inc (a)	148,650	932
Plantronics Inc	7,928	345
Premiere Global Services Inc (a)	3,024	38
RF Micro Devices Inc (a)	48,996	414		Portfolio Summary (unaudited)
RigNet Inc (a)	3,771	176		Sector	Percent
				Consumer, Non-cyclical	27.84%
Shenandoah Telecommunications Co	4,120	115
ShoreTel Inc (a)	2,318	17		Technology	17.85%
Sonus Networks Inc (a)	388,855	1,272		Industrial	16.37%
Tessco Technologies Inc	120	4		Consumer, Cyclical	12.28%
Ubiquiti Networks Inc (a),(b)	4,013	155		Exchange Traded Funds	8 .06%
ViaSat Inc (a)	6,803	437		Communications	7 .66%
Vonage Holdings Corp (a)	84,360	324		Financial	6 .37%
West Corp	4,468	109		Energy	4 .24%
				Basic Materials	2 .17%
		$38,495		Diversified	0 .10%
Textiles - 0.01%				Utilities	0 .03%
Culp Inc	2,282	41		Liabilities in Excess of Other Assets, Net	(2.97)%
G&K Services Inc	1,047	55		TOTAL NET ASSETS	100.00%
UniFirst Corp/MA	1,609	155
		$251

Transportation - 3.40%
Forward Air Corp	5,996	265
Genesee & Wyoming Inc (a)	138,366	13,700
Heartland Express Inc	6,007	131
HUB Group Inc (a)	6,359	284
Kirby Corp (a)	150,214	15,115
Knight Transportation Inc	554,040	13,147
Landstar System Inc	154,671	9,743
Matson Inc	8,482	201
PHI Inc (a)	247	11
Roadrunner Transportation Systems Inc (a)	360,839	8,887
Saia Inc (a)	4,174	172
Swift Transportation Co (a)	108,059	2,599
Universal Truckload Services Inc	1,717	42
UTI Worldwide Inc	11,130	109
XPO Logistics Inc (a)	89,200	2,421
YRC Worldwide Inc (a),(b)	2,279	51
		$66,878

Trucking & Leasing - 0.01%
TAL International Group Inc	3,147	133

Water - 0.01%
American States Water Co	1,041	31
SJW Corp	1,347	37
York Water Co	3,030	61
		$129
TOTAL COMMON STOCKS		$1,865,716
INVESTMENT COMPANIES - 8.06%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 8.06%
BlackRock Liquidity Funds FedFund Portfolio	2,750,768	2,751
BlackRock Liquidity Funds TempFund	32,500,840	32,501
Portfolio
Goldman Sachs Financial Square Funds -	71,246,737	71,247
Government Fund (e)
Goldman Sachs Financial Square Funds -	51,346,379	51,346
Money Market Fund
JP Morgan Prime Money Market Fund	584,157	584
		$158,429
TOTAL INVESTMENT COMPANIES		$158,429
Total Investments		$2,024,145
Liabilities in Excess of Other Assets, Net - (2.97)%		$(58,476)
TOTAL NET ASSETS - 100.00%		$1,965,669

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security is Illiquid

See accompanying notes

		Schedule of Investments
SmallCap Growth Fund I
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	843	$97,022	$94,719	$(2,303)
Total					$(2,303)
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS - 98.88%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.08%				Banks (continued)
Harte-Hanks Inc	68,047	$547		S&T Bancorp Inc	46,218	$1,075
Sizmek Inc (a)	36,380	349		Simmons First National Corp	25,268	914
		$896		Susquehanna Bancshares Inc	291,342	3,018
				Taylor Capital Group Inc (a)	23,700	505
Aerospace & Defense - 2.43%				Texas Capital Bancshares Inc (a)	66,449	3,734
AAR Corp	61,506	1,593		Tompkins Financial Corp	18,338	864
Aerovironment Inc (a)	30,704	1,037
				TrustCo Bank Corp NY	146,969	971
Cubic Corp	32,469	1,540		UMB Financial Corp	58,351	3,426
Curtiss-Wright Corp	74,637	4,772		United Bankshares Inc/WV	97,258	2,845
GenCorp Inc (a),(b)	90,615	1,591
				United Community Banks Inc/GA	60,045	970
Kaman Corp	41,743	1,752		ViewPoint Financial Group Inc	55,872	1,457
Moog Inc (a)	70,507	4,615
				Wilshire Bancorp Inc	105,549	1,055
National Presto Industries Inc	7,614	550		Wintrust Financial Corp	71,815	3,219
Orbital Sciences Corp (a)	94,102	2,767
Teledyne Technologies Inc (a)	58,499	5,432				$71,615
		$25,649		Beverages - 0.32%
				Boston Beer Co Inc/The (a),(b)	13,760	3,386
Agriculture - 0.27%
Alliance One International Inc (a)	127,412	328
Andersons Inc/The	41,198	2,566		Biotechnology - 1.08%
		$2,894		Acorda Therapeutics Inc (a)	64,204	2,276
				Arqule Inc (a)	84,999	138
Airlines - 0.34%				Cambrex Corp (a)	47,379	971
Allegiant Travel Co	22,831	2,682		Emergent Biosolutions Inc (a)	45,148	1,190
SkyWest Inc	79,847	926		Ligand Pharmaceuticals Inc (a)	32,039	2,024
		$3,608		Medicines Co/The (a)	100,518	2,674
Apparel - 1.93%				Momenta Pharmaceuticals Inc (a)	71,770	820
Crocs Inc (a)	137,617	2,082		Repligen Corp (a)	46,583	738
G-III Apparel Group Ltd (a)	25,681	1,843		Spectrum Pharmaceuticals Inc (a),(b)	85,234	585
Iconix Brand Group Inc (a)	75,446	3,207				$11,416
Oxford Industries Inc	22,448	1,482		Building Materials - 1.61%
Perry Ellis International Inc (a)	19,252	291
Quiksilver Inc (a)	201,288	1,292		AAON Inc	43,406	1,230
				Apogee Enterprises Inc	44,825	1,424
Skechers U.S.A. Inc (a)	61,624	2,526		Boise Cascade Co (a)	48,944	1,225
Steven Madden Ltd (a)	90,378	3,218
				Comfort Systems USA Inc	58,491	877
Wolverine World Wide Inc	156,687	4,403		Drew Industries Inc	34,342	1,728
		$20,344		Gibraltar Industries Inc (a)	44,903	767
Automobile Parts & Equipment - 0.61%				Griffon Corp	68,167	725
Dorman Products Inc (a)	47,087	2,710		Headwaters Inc (a)	113,995	1,423
Spartan Motors Inc	53,168	282		Quanex Building Products Corp	58,263	1,098
Standard Motor Products Inc	32,110	1,220		Simpson Manufacturing Co Inc	63,868	2,094
				Texas Industries Inc (a)	33,364	2,893
Superior Industries International Inc	35,811	757
Titan International Inc (b)	83,257	1,458		Universal Forest Products Inc	31,003	1,565
		$6,427				$17,049

Banks - 6.78%				Chemicals - 2.22%
Bank of the Ozarks Inc	50,453	3,022		A Schulman Inc	45,248	1,625
Banner Corp	30,320	1,199		American Vanguard Corp	38,905	693
BBCN Bancorp Inc	123,466	1,903		Balchem Corp	47,104	2,918
Boston Private Financial Holdings Inc	124,299	1,555		Hawkins Inc	14,691	532
Cardinal Financial Corp	49,668	834		HB Fuller Co	77,796	3,604
City Holding Co	24,391	1,049		Innophos Holdings Inc	34,733	1,960
				Kraton Performance Polymers Inc (a)	50,598	1,318
Columbia Banking System Inc	79,703	1,978
Community Bank System Inc	62,978	2,342		OM Group Inc	49,724	1,457
CVB Financial Corp	146,235	2,115		PolyOne Corp	147,281	5,519
First BanCorp/Puerto Rico (a)	154,490	794		Quaker Chemical Corp	20,513	1,527
First Commonwealth Financial Corp	146,414	1,258		Stepan Co	29,510	1,707
First Financial Bancorp	89,382	1,447		Zep Inc	35,704	617
First Financial Bankshares Inc (b)	47,245	2,790				$23,477
First Midwest Bancorp Inc/IL	116,984	1,915		Coal - 0.53%
FNB Corp/PA	257,497	3,203		Arch Coal Inc (b)	329,919	1,511
Glacier Bancorp Inc	115,672	2,968		Cloud Peak Energy Inc (a)	94,643	1,863
Hanmi Financial Corp	49,351	1,050		SunCoke Energy Inc (a)	108,363	2,262
Home BancShares Inc/AR	73,896	2,343				$5,636
Independent Bank Corp/Rockland MA	36,969	1,372
MB Financial Inc	85,423	2,293		Commercial Services - 4.99%
National Penn Bancshares Inc	172,998	1,690		ABM Industries Inc	80,743	2,187
NBT Bancorp Inc	68,178	1,544		Albany Molecular Research Inc (a)	28,992	466
Old National Bancorp/IN	164,043	2,316		American Public Education Inc (a)	27,408	948
Pinnacle Financial Partners Inc	51,623	1,785		AMN Healthcare Services Inc (a)	72,050	899
PrivateBancorp Inc	101,460	2,797		Capella Education Co	17,080	997

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)					Diversified Financial Services (continued)
Cardtronics Inc (a)	69,136	$2,315			Evercore Partners Inc - Class A	53,928	$2,881
Career Education Corp (a)	89,752	648			Financial Engines Inc	79,269	3,508
CDI Corp	22,427	344			FXCM Inc	59,018	914
Chemed Corp	27,552	2,294			Higher One Holdings Inc (a)	50,615	303
Corvel Corp (a)	17,561	800			Interactive Brokers Group Inc - A Shares	74,762	1,787
Cross Country Healthcare Inc (a)	42,031	298			Investment Technology Group Inc (a)	56,392	1,164
ExlService Holdings Inc (a)	47,506	1,344			MarketAxess Holdings Inc	58,734	3,165
Forrester Research Inc	19,648	696			Outerwall Inc (a)	31,242	2,167
Green Dot Corp (a)	34,072	592			Piper Jaffray Cos (a)	25,134	1,102
Healthcare Services Group Inc	108,963	3,171			Portfolio Recovery Associates Inc (a)	77,552	4,432
Heartland Payment Systems Inc	57,054	2,336			Stifel Financial Corp (a)	94,250	4,408
Heidrick & Struggles International Inc	25,053	472			SWS Group Inc (a)	45,226	335
Insperity Inc	35,279	1,131			Virtus Investment Partners Inc	10,897	2,016
ITT Educational Services Inc (a),(b)	28,330	765			WageWorks Inc (a)	46,528	1,971
Kelly Services Inc	42,457	894			World Acceptance Corp (a),(b)	15,975	1,160
Korn/Ferry International (a)	77,294	2,245					$33,249
Landauer Inc	14,824	641
Live Nation Entertainment Inc (a)	220,804	4,610			Electric - 1.75%
MAXIMUS Inc	105,460	4,489			Allete Inc	59,143	3,061
Medifast Inc (a)	18,754	594			Avista Corp	93,424	3,004
Monro Muffler Brake Inc	46,433	2,619			El Paso Electric Co	62,790	2,375
Monster Worldwide Inc (a)	149,384	1,029			NorthWestern Corp	60,251	2,915
Navigant Consulting Inc (a)	76,271	1,281			UIL Holdings Corp	87,753	3,223
On Assignment Inc (a)	72,184	2,527			UNS Energy Corp	64,706	3,886
PAREXEL International Corp (a)	87,971	3,990					$18,464
Resources Connection Inc	60,678	826			Electrical Components & Equipment - 1.60%
Strayer Education Inc (a),(b)	16,780	715			Advanced Energy Industries Inc (a)	58,655	1,283
TeleTech Holdings Inc (a)	29,522	712			Belden Inc	67,568	4,987
TrueBlue Inc (a)	63,880	1,709			Encore Wire Corp	28,971	1,412
Universal Technical Institute Inc	32,947	396			EnerSys Inc	73,298	4,954
Viad Corp	31,587	728			Littelfuse Inc	34,907	3,161
		$52,708			Powell Industries Inc	14,359	909
					Vicor Corp (a)	28,150	235
Computers - 2.71%
Agilysys Inc (a)	22,012	276					$16,941
CACI International Inc (a)	36,469	2,540			Electronics - 3.23%
CIBER Inc (a)	105,936	458			American Science & Engineering Inc	12,220	821
Electronics For Imaging Inc (a)	72,985	2,758			Analogic Corp	19,293	1,449
iGate Corp (a)	45,642	1,671			Badger Meter Inc	22,391	1,110
Insight Enterprises Inc (a)	64,515	1,685			Bel Fuse Inc	15,413	335
j2 Global Inc	69,112	3,204			Benchmark Electronics Inc (a)	83,459	1,935
LivePerson Inc (a)	76,561	758			Brady Corp	72,944	1,881
Manhattan Associates Inc (a)	118,810	3,746			Checkpoint Systems Inc (a)	64,399	822
Mercury Systems Inc (a)	51,679	722			Coherent Inc (a)	38,604	2,305
MTS Systems Corp	23,749	1,531			CTS Corp	52,400	932
Netscout Systems Inc (a)	57,809	2,252			Electro Scientific Industries Inc	39,520	335
Super Micro Computer Inc (a)	51,641	1,051			ESCO Technologies Inc	41,176	1,376
Sykes Enterprises Inc (a)	60,688	1,201			FARO Technologies Inc (a)	26,713	1,066
Synaptics Inc (a),(b)	55,285	3,436			II-VI Inc (a)	84,674	1,219
Virtusa Corp (a)	40,346	1,330			Measurement Specialties Inc (a)	23,582	1,518
		$28,619			Methode Electronics Inc	55,193	1,531
					Newport Corp (a)	60,838	1,137
Consumer Products - 0.46%					OSI Systems Inc (a)	29,121	1,625
Blyth Inc (b)	13,193	124
Central Garden and Pet Co - A Shares (a)	65,233	540			Park Electrochemical Corp	32,437	865
					Plexus Corp (a)	52,739	2,211
Helen of Troy Ltd (a)	41,486	2,601
					Rofin-Sinar Technologies Inc (a)	43,787	972
WD-40 Co	22,273	1,622			Rogers Corp (a)	27,793	1,668
		$4,887			Sanmina Corp (a)	128,657	2,605
Cosmetics & Personal Care - 0.09%					Taser International Inc (a)	80,618	1,302
Inter Parfums Inc	26,434	967			TTM Technologies Inc (a)	84,798	669
					Watts Water Technologies Inc	44,456	2,365

Distribution & Wholesale - 1.07%							$34,054
MWI Veterinary Supply Inc (a)	19,976	3,129			Energy - Alternate Sources - 0.20%
Pool Corp	69,955	4,129			FutureFuel Corp	35,028	703
ScanSource Inc (a)	44,303	1,701			Green Plains Renewable Energy Inc	48,830	1,460
United Stationers Inc	61,576	2,311					$2,163
		$11,270
					Engineering & Construction - 1.04%
Diversified Financial Services - 3.15%					Aegion Corp (a)	59,015	1,504
Calamos Asset Management Inc	29,675	361			Dycom Industries Inc (a)	52,519	1,649
Encore Capital Group Inc (a)	36,437	1,575
See accompanying notes				376

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Engineering & Construction (continued)				Healthcare - Products (continued)
EMCOR Group Inc	104,013	$4,783		Meridian Bioscience Inc	64,577	$1,290
Engility Holdings Inc (a)	26,781	1,169		Merit Medical Systems Inc (a)	63,113	812
Exponent Inc	20,302	1,430		Natus Medical Inc (a)	43,311	1,076
Orion Marine Group Inc (a)	42,503	499		NuVasive Inc (a)	71,378	2,406
		$11,034		SurModics Inc (a)	21,011	457
				Symmetry Medical Inc (a)	58,271	481
Entertainment - 0.66%				West Pharmaceutical Services Inc	109,319	4,742
Marriott Vacations Worldwide Corp (a)	46,470	2,532
Multimedia Games Holding Co Inc (a)	46,000	1,343				$32,475
Pinnacle Entertainment Inc (a)	92,004	2,141		Healthcare - Services - 2.22%
Scientific Games Corp (a)	75,414	903		Air Methods Corp (a)	54,701	3,045
		$6,919		Almost Family Inc (a)	13,015	279
				Amedisys Inc (a)	50,448	688
Environmental Control - 0.92%				Amsurg Corp (a)	50,490	2,187
Calgon Carbon Corp (a)	83,506	1,673
				Bio-Reference Labs Inc (a),(b)	38,338	974
Darling International Inc (a)	255,350	5,109
				Centene Corp (a)	89,544	5,946
Tetra Tech Inc	100,945	2,894		Ensign Group Inc/The	30,658	1,303
		$9,676		Gentiva Health Services Inc (a)	44,527	335
Food - 1.89%				Healthways Inc (a)	54,562	982
Annie's Inc (a),(b)	26,419	859		IPC The Hospitalist Co Inc (a)	26,517	1,074
B&G Foods Inc	83,381	2,735		Kindred Healthcare Inc	84,102	2,111
Calavo Growers Inc	21,544	670		LHC Group Inc (a)	18,890	392
Cal-Maine Foods Inc	23,230	1,385		Magellan Health Services Inc (a)	42,707	2,465
Diamond Foods Inc (a)	34,141	1,044		Molina Healthcare Inc (a)	44,303	1,657
J&J Snack Foods Corp	22,658	2,121				$23,438
Nutrisystem Inc	44,557	668		Home Builders - 0.83%
Sanderson Farms Inc	31,563	2,597		M/I Homes Inc (a)	37,979	846
Seneca Foods Corp - Class A (a)	11,019	313
				Meritage Homes Corp (a)	57,084	2,202
Snyder's-Lance Inc	76,086	2,021		Ryland Group Inc/The	72,407	2,780
Spartan Stores Inc	58,625	1,263		Standard Pacific Corp (a)	233,117	1,863
TreeHouse Foods Inc (a)	56,716	4,244
				Winnebago Industries Inc (a)	43,079	1,029
		$19,920				$8,720

Forest Products & Paper - 1.17%				Home Furnishings - 0.86%
Clearwater Paper Corp (a)	32,501	1,995
				American Woodmark Corp (a)	18,838	565
Deltic Timber Corp	17,341	1,053		Daktronics Inc	59,645	777
KapStone Paper and Packaging Corp (a)	124,964	3,297
				DTS Inc/CA (a)	26,371	491
Neenah Paper Inc	25,450	1,282		Ethan Allen Interiors Inc	40,449	982
PH Glatfelter Co	67,058	1,711		iRobot Corp (a),(b)	45,104	1,511
Schweitzer-Mauduit International Inc	47,247	2,062		La-Z-Boy Inc	81,342	1,971
Wausau Paper Corp	77,317	925		Select Comfort Corp (a)	85,108	1,566
		$12,325		Universal Electronics Inc (a)	24,170	903
Gas - 1.76%				VOXX International Corp (a)	30,685	360
Laclede Group Inc/The	47,348	2,245				$9,126
New Jersey Resources Corp	65,490	3,257		Housewares - 0.53%
Northwest Natural Gas Co	42,118	1,865		Toro Co	87,658	5,570
Piedmont Natural Gas Co Inc	121,127	4,335
South Jersey Industries Inc	50,885	2,923
Southwest Gas Corp	72,261	3,975		Insurance - 1.97%
		$18,600		Amerisafe Inc	28,939	1,234
				eHealth Inc (a)	28,940	1,212
Hand & Machine Tools - 0.22%				Employers Holdings Inc	48,661	990
Franklin Electric Co Inc	60,775	2,350		HCI Group Inc	15,721	608
				Horace Mann Educators Corp	63,053	1,896
Healthcare - Products - 3.08%				Infinity Property & Casualty Corp	17,878	1,147
Abaxis Inc	32,500	1,320		Meadowbrook Insurance Group Inc	72,106	404
ABIOMED Inc (a),(b)	55,077	1,305		Navigators Group Inc/The (a)	16,561	944
Affymetrix Inc (a)	112,649	837		ProAssurance Corp	94,007	4,270
Cantel Medical Corp	51,992	1,724		RLI Corp	53,444	2,301
CONMED Corp	42,283	1,959		Safety Insurance Group Inc	19,851	1,066
CryoLife Inc	39,018	354		Selective Insurance Group Inc	87,284	2,002
Cyberonics Inc (a)	37,534	2,221		Stewart Information Services Corp	32,524	992
Cynosure Inc (a)	30,280	743		Tower Group International Ltd	60,611	149
Greatbatch Inc (a)	38,310	1,764		United Fire Group Inc	33,515	933
Haemonetics Corp (a)	80,644	2,448		Universal Insurance Holdings Inc	44,141	646
Hanger Inc (a)	54,035	1,873				$20,794
ICU Medical Inc (a)	20,873	1,164
Integra LifeSciences Holdings Corp (a)	36,774	1,676		Internet - 1.29%
				Blucora Inc (a)	65,567	1,262
Invacare Corp	44,781	708		Blue Nile Inc (a)	19,850	690
Luminex Corp (a)	58,062	1,115
				comScore Inc (a)	49,949	1,565

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Miscellaneous Manufacturing (continued)
Dice Holdings Inc (a)	57,251	$438		Fabrinet (a)	40,876	$883
FTD Cos Inc (a)	29,408	892		Federal Signal Corp	97,575	1,481
HealthStream Inc (a)	31,962	724		Hillenbrand Inc	97,989	2,979
Liquidity Services Inc (a)	40,648	701		John Bean Technologies Corp	42,568	1,234
NIC Inc	92,989	1,706		Koppers Holdings Inc	32,069	1,369
OpenTable Inc (a)	36,444	2,448		LSB Industries Inc (a)	29,770	1,137
PC-Tel Inc	27,072	223		Lydall Inc (a)	26,141	612
Perficient Inc (a)	52,777	964		Movado Group Inc	28,033	1,101
QuinStreet Inc (a)	44,611	272		Myers Industries Inc	41,038	767
Stamps.com Inc (a)	22,770	790		Standex International Corp	19,834	1,178
VASCO Data Security International Inc (a)	45,394	518		Sturm Ruger & Co Inc (b)	30,070	1,935
XO Group Inc (a)	38,606	410		Tredegar Corp	39,162	815
		$13,603				$26,218

Iron & Steel - 0.14%				Office Furnishings - 0.16%
AK Steel Holding Corp (a),(b)	212,430	1,487		Interface Inc	91,029	1,638

Leisure Products & Services - 0.33%				Oil & Gas - 1.85%
Arctic Cat Inc	20,428	835		Approach Resources Inc (a),(b)	55,108	1,143
Callaway Golf Co	120,212	1,047		Carrizo Oil & Gas Inc (a)	64,312	3,538
Interval Leisure Group Inc	61,595	1,588		Comstock Resources Inc	69,143	1,922
		$3,470		Contango Oil & Gas Co (a)	24,080	1,157
				Forest Oil Corp (a)	185,066	344
Lodging - 0.20%				Northern Oil and Gas Inc (a)	88,440	1,365
Boyd Gaming Corp (a)	117,295	1,386
				PDC Energy Inc (a)	55,437	3,530
Marcus Corp/The	28,183	472		Penn Virginia Corp (a)	82,288	1,369
Monarch Casino & Resort Inc (a)	15,108	242
				PetroQuest Energy Inc (a)	89,984	542
		$2,100		Stone Energy Corp (a)	77,384	3,796
Machinery - Construction & Mining - 0.11%				Swift Energy Co (a),(b)	67,568	833
Astec Industries Inc	29,136	1,164				$19,539
				Oil & Gas Services - 2.18%
Machinery - Diversified - 1.56%				Basic Energy Services Inc (a)	41,619	1,100
Albany International Corp	43,848	1,578		C&J Energy Services Inc (a)	71,463	2,148
Applied Industrial Technologies Inc	65,222	3,125		Exterran Holdings Inc	91,180	3,923
Briggs & Stratton Corp	73,063	1,561		Flotek Industries Inc (a)	70,982	1,988
Cognex Corp (a)	128,229	4,415		Geospace Technologies Corp (a)	20,412	1,187
DXP Enterprises Inc (a)	16,442	1,861		Gulf Island Fabrication Inc	19,153	384
Intevac Inc (a)	37,174	299		Hornbeck Offshore Services Inc (a)	50,494	2,092
Lindsay Corp (b)	20,083	1,770		ION Geophysical Corp (a)	198,492	873
Tennant Co	28,743	1,834		Matrix Service Co (a)	40,938	1,268
		$16,443		Newpark Resources Inc (a)	134,217	1,616
				Pioneer Energy Services Corp (a)	97,190	1,455
Media - 0.20%				SEACOR Holdings Inc (a)	29,470	2,457
EW Scripps Co/The (a)	46,739	800
				Tesco Corp	49,348	987
Scholastic Corp	40,044	1,318		Tetra Technologies Inc (a)	122,621	1,533
		$2,118				$23,011

Metal Fabrication & Hardware - 0.74%				Pharmaceuticals - 1.86%
AM Castle & Co (a)	26,593	326		Akorn Inc (a)	110,819	2,795
CIRCOR International Inc	27,370	2,223		Anika Therapeutics Inc (a)	17,544	750
Haynes International Inc	19,248	1,021		Impax Laboratories Inc (a)	100,812	2,636
Mueller Industries Inc	88,075	2,549		Neogen Corp (a)	56,881	2,376
Olympic Steel Inc	14,144	373		PharMerica Corp (a)	46,187	1,256
RTI International Metals Inc (a)	47,491	1,337		Prestige Brands Holdings Inc (a)	80,506	2,698
		$7,829		Questcor Pharmaceuticals Inc	86,625	7,119
Mining - 1.38%						$19,630
AMCOL International Corp	38,923	1,785		Publicly Traded Investment Fund - 1.16%
Century Aluminum Co (a)	79,965	1,099		iShares Core S&P Small-Cap ETF (b)	114,172	12,231
Globe Specialty Metals Inc	99,461	1,928
Kaiser Aluminum Corp	27,997	1,971
Materion Corp	32,047	1,078		Real Estate - 0.25%
Stillwater Mining Co (a)	185,924	2,934		Forestar Group Inc (a)	54,264	925
US Silica Holdings Inc	83,229	3,759		HFF Inc	51,522	1,752
		$14,554				$2,677

Miscellaneous Manufacturing - 2.48%				REITS - 7.38%
Actuant Corp	113,100	3,830		Acadia Realty Trust	86,883	2,357
AZZ Inc	39,690	1,723		Agree Realty Corp	23,257	695
Barnes Group Inc	73,365	2,826		American Assets Trust Inc	53,354	1,811
EnPro Industries Inc (a)	32,970	2,348		Associated Estates Realty Corp	89,469	1,501

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Retail (continued)
Capstead Mortgage Corp	148,838	$1,902		Stage Stores Inc	48,510	$930
Cedar Realty Trust Inc	105,812	655		Stein Mart Inc	43,602	545
CoreSite Realty Corp	33,149	1,008		Texas Roadhouse Inc	92,431	2,287
Cousins Properties Inc	286,831	3,336		Tuesday Morning Corp (a)	57,810	808
DiamondRock Hospitality Co	303,795	3,728		Vitamin Shoppe Inc (a)	47,441	2,272
EastGroup Properties Inc	48,043	3,039		Zale Corp (a)	50,239	1,075
EPR Properties	82,258	4,410		Zumiez Inc (a)	34,357	840
Franklin Street Properties Corp	135,466	1,650				$77,381
Geo Group Inc/The	112,048	3,757
Getty Realty Corp	41,524	786		Savings & Loans - 0.90%
				B of I Holding Inc (a)	19,087	1,539
Government Properties Income Trust	85,052	2,165
Healthcare Realty Trust Inc	149,190	3,752		Bank Mutual Corp	67,284	405
Inland Real Estate Corp	130,224	1,361		Brookline Bancorp Inc	109,490	994
Kite Realty Group Trust	203,419	1,261		Dime Community Bancshares Inc	45,647	744
LaSalle Hotel Properties	161,610	5,346		Northwest Bancshares Inc	146,706	1,950
Lexington Realty Trust	317,082	3,412		Oritani Financial Corp	61,091	906
LTC Properties Inc	54,091	2,090		Provident Financial Services Inc	83,449	1,450
Medical Properties Trust Inc	264,598	3,572		Sterling Bancorp/DE	122,524	1,465
Parkway Properties Inc/MD	112,348	2,119				$9,453
Pennsylvania Real Estate Investment Trust	106,322	1,760		Semiconductors - 3.97%
Post Properties Inc	84,430	4,239		ATMI Inc (a)	51,445	1,747
PS Business Parks Inc	31,297	2,684		Brooks Automation Inc	103,581	1,060
Sabra Health Care REIT Inc	60,509	1,813		Cabot Microelectronics Corp (a)	37,981	1,647
Saul Centers Inc	19,663	902		Ceva Inc (a)	34,167	554
Sovran Self Storage Inc	50,562	3,838		Cirrus Logic Inc (a)	96,853	2,160
Tanger Factory Outlet Centers Inc	148,328	5,292		Cohu Inc	36,282	374
Universal Health Realty Income Trust	19,985	848		Diodes Inc (a)	56,612	1,493
Urstadt Biddle Properties Inc	39,758	811		DSP Group Inc (a)	35,065	279
		$77,900		Entropic Communications Inc (a)	142,984	528
				Exar Corp (a)	73,797	798
Retail - 7.33%				GT Advanced Technologies Inc (a),(b)	210,340	3,494
Aeropostale Inc (a),(b)	121,993	606
Barnes & Noble Inc (a)	57,701	946		Hittite Microwave Corp	48,765	2,895
				Kopin Corp (a)	94,970	310
Big 5 Sporting Goods Corp	27,724	339		Kulicke & Soffa Industries Inc (a)	118,737	1,747
Biglari Holdings Inc (a)	2,274	976
BJ's Restaurants Inc (a)	38,780	1,107		Micrel Inc	69,956	697
				Microsemi Corp (a)	147,239	3,463
Brown Shoe Co Inc	63,749	1,504
Buckle Inc/The (b)	43,566	2,047		MKS Instruments Inc	82,977	2,336
				Monolithic Power Systems Inc (a)	54,713	2,030
Buffalo Wild Wings Inc (a)	29,232	4,271
				Nanometrics Inc (a)	35,075	570
Casey's General Stores Inc	59,817	4,107		Pericom Semiconductor Corp (a)	32,277	260
Cash America International Inc	43,703	1,903
Cato Corp/The	41,836	1,192		Power Integrations Inc	47,021	2,221
				QLogic Corp (a)	135,144	1,565
Children's Place Retail Stores Inc/The	34,616	1,662		Rubicon Technology Inc (a)	35,008	355
Christopher & Banks Corp (a)	56,608	353
				Rudolph Technologies Inc (a)	51,197	466
Cracker Barrel Old Country Store Inc	37,020	3,507		Sigma Designs Inc (a)	48,401	182
DineEquity Inc	25,159	1,907
Ezcorp Inc (a)	84,505	881		Tessera Technologies Inc	74,289	1,629
				TriQuint Semiconductor Inc (a)	254,516	3,609
Finish Line Inc/The	76,237	2,099		Ultratech Inc (a)	43,534	1,159
First Cash Financial Services Inc (a)	44,922	2,191
				Veeco Instruments Inc (a)	61,927	2,289
Francesca's Holdings Corp (a)	65,294	1,068
Fred's Inc	53,191	969				$41,917
Genesco Inc (a)	37,041	2,829		Software - 3.46%
Group 1 Automotive Inc	32,781	2,365		Blackbaud Inc	71,678	2,183
Haverty Furniture Cos Inc	31,143	795		Bottomline Technologies de Inc (a)	57,913	1,832
Hibbett Sports Inc (a),(b)	40,119	2,160		Computer Programs & Systems Inc	16,302	1,029
Jack in the Box Inc	65,114	3,486		CSG Systems International Inc	53,164	1,401
Jos A Bank Clothiers Inc (a),(b)	43,498	2,808		Dealertrack Technologies Inc (a)	67,382	3,079
Kirkland's Inc (a)	23,388	400		Digi International Inc (a)	40,217	356
Lithia Motors Inc	35,043	2,603		Digital River Inc (a)	43,708	668
Lumber Liquidators Holdings Inc (a)	42,706	3,722		Ebix Inc (b)	49,595	783
MarineMax Inc (a)	38,209	614		Epiq Systems Inc	48,207	617
Men's Wearhouse Inc	70,080	3,320		Interactive Intelligence Group Inc (a)	24,518	1,534
Papa John's International Inc	48,175	2,113		ManTech International Corp/VA	36,846	1,099
Pep Boys-Manny Moe & Jack/The (a)	82,648	845		Medidata Solutions Inc (a)	79,140	2,874
PetMed Express Inc (b)	31,379	411		MicroStrategy Inc (a)	14,051	1,706
Red Robin Gourmet Burgers Inc (a)	20,373	1,385		Monotype Imaging Holdings Inc	60,642	1,601
Regis Corp	67,852	892		Omnicell Inc (a)	55,352	1,466
Ruby Tuesday Inc (a)	89,722	692		Progress Software Corp (a)	80,164	1,720
Ruth's Hospitality Group Inc	55,907	704		Quality Systems Inc	68,311	1,009
Sonic Automotive Inc	53,029	1,291		Synchronoss Technologies Inc (a)	47,398	1,443
Sonic Corp (a)	81,641	1,554		SYNNEX Corp (a)	41,049	2,766

See accompanying notes

     Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2014 (unaudited)

				(b)	Security or a portion of the security was on loan at the end of the period.

COMMON STOCKS (continued)	Shares Held	Value(000	's)	(c)	Security was purchased with the cash proceeds from securities loans.

Software (continued)
Take-Two Interactive Software Inc (a)	144,714	$2,949
Tangoe Inc (a)	52,900	796		Portfolio Summary (unaudited)
Tyler Technologies Inc (a)	45,031	3,677		Sector	Percent
				Financial	20.43%
		$36,588		Industrial	17.89%
Storage & Warehousing - 0.27%				Consumer, Non-cyclical	16.26%
Mobile Mini Inc	63,769	2,817		Consumer, Cyclical	15.51%
				Technology	10.14%
				Exchange Traded Funds	5 .72%
Telecommunications - 2.57%				Basic Materials	4 .91%
8x8 Inc (a)	127,013	1,232
				Energy	4 .76%
Anixter International Inc	41,490	4,065		Communications	4 .14%
ARRIS Group Inc (a)	183,687	4,792
				Utilities	3 .68%
Atlantic Tele-Network Inc	15,428	913		Liabilities in Excess of Other Assets, Net	(3.44)%
Black Box Corp	24,351	518		TOTAL NET ASSETS	100.00%
CalAmp Corp (a)	52,010	923
Cbeyond Inc (a)	43,645	432
Cincinnati Bell Inc (a)	324,414	1,087
Comtech Telecommunications Corp	23,821	756
General Communication Inc (a)	47,791	499
Harmonic Inc (a)	153,160	1,077
Ixia (a)	87,586	1,088
LogMeIn Inc (a)	35,367	1,607
Lumos Networks Corp	27,932	369
Netgear Inc (a)	56,665	1,830
NTELOS Holdings Corp (b)	23,735	327
Oplink Communications Inc (a)	28,026	480
Procera Networks Inc (a)	32,100	297
USA Mobility Inc	33,662	577
ViaSat Inc (a)	65,901	4,232
		$27,101

Textiles - 0.37%
G&K Services Inc	31,023	1,642
UniFirst Corp/MA	23,666	2,278
		$3,920

Toys, Games & Hobbies - 0.02%
Jakks Pacific Inc	26,691	234

Transportation - 1.95%
Arkansas Best Corp	37,791	1,490
Atlas Air Worldwide Holdings Inc (a)	38,915	1,362
Bristow Group Inc	56,371	4,329
Era Group Inc (a)	29,181	833
Forward Air Corp	47,747	2,112
Heartland Express Inc	77,696	1,691
HUB Group Inc (a)	54,161	2,418
Knight Transportation Inc	94,000	2,231
Matson Inc	66,728	1,581
Roadrunner Transportation Systems Inc (a)	39,115	963
Saia Inc (a)	38,045	1,566
		$20,576

Water - 0.17%
American States Water Co	60,219	1,828

TOTAL COMMON STOCKS		$1,044,093
INVESTMENT COMPANIES - 4.56%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.56%
BlackRock Liquidity Funds FedFund Portfolio	17,625,264	17,625
Goldman Sachs Financial Square Funds -	30,562,052	30,562
Government Fund (c)
		$48,187
TOTAL INVESTMENT COMPANIES		$48,187
Total Investments		$1,092,280
Liabilities in Excess of Other Assets, Net - (3.44)%		$(36,330)
TOTAL NET ASSETS - 100.00%		$1,055,950

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments SmallCap S&P 600 Index Fund April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	139	$15,715	$15,618	$(97)
Total					$(97)
Amounts in thousands except contracts

See accompanying notes

m

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS - 95.69%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.12%				Automobile Parts & Equipment (continued)
Harte-Hanks Inc	110,324	$887		Miller Industries Inc/TN	24,337	$471
Marchex Inc	20,889	193		Modine Manufacturing Co (a)	30,969	511
MDC Partners Inc	16,950	414		Motorcar Parts of America Inc (a)	10,309	283
Sizmek Inc (a)	31,081	298		Remy International Inc	4,286	114
ValueVision Media Inc (a)	10,662	50		Spartan Motors Inc	57,096	303
		$1,842		Standard Motor Products Inc	10,415	396
				Strattec Security Corp	3,247	217
Aerospace & Defense - 2.28%				Superior Industries International Inc	51,768	1,095
AAR Corp	102,993	2,668		Supreme Industries Inc (a)	16,313	92
Aerovironment Inc (a)	3,262	110
				Tenneco Inc (a)	3,100	186
Allied Defense Group Inc/The (a),(b),(c)	2,055	—
Arotech Corp (a)	9,039	31		Titan International Inc	47,247	827
CPI Aerostructures Inc (a)	800	11				$8,679
Cubic Corp	13,108	622		Banks - 9.75%
Curtiss-Wright Corp	105,095	6,720		1st Constitution Bancorp (a)	840	9
Ducommun Inc (a)	33,237	807		1st Source Corp	27,749	819
Esterline Technologies Corp (a)	167,866	18,301		1st United Bancorp Inc/Boca Raton	26,110	191
Kratos Defense & Security Solutions Inc (a)	143,842	1,038		Access National Corp	2,322	34
LMI Aerospace Inc (a)	11,098	151		Alliance Bancorp Inc of Pennsylvania	942	14
M/A-COM Technology Solutions Holdings Inc	676	12		American National Bankshares Inc	2,818	60
(a)				American River Bankshares (a)	5,499	53
Moog Inc (a)	25,152	1,646		Ameris Bancorp (a)	36,407	773
National Presto Industries Inc	1,368	99		AmeriServ Financial Inc	22,099	77
Orbital Sciences Corp (a)	55,402	1,629		Ames National Corp	2,827	62
SIFCO Industries Inc	610	20		Arrow Financial Corp	3,317	83
Teledyne Technologies Inc (a)	19,981	1,855		ASB Bancorp Inc (a)	600	11
		$35,720		Associated Banc-Corp	76,450	1,342
				BancFirst Corp	2,188	127
Agriculture - 0.26%				Bancorp Inc/DE (a)	9,751	154
Alliance One International Inc (a)	251,736	647
				BancorpSouth Inc	103,459	2,417
Andersons Inc/The	17,224	1,073		Bank of Commerce Holdings	1,302	8
Griffin Land & Nurseries Inc	872	25		Bank of Florida Corp (a),(b),(c)	6,269	—
MGP Ingredients Inc	5,923	35		Bank of Kentucky Financial Corp/The	1,780	61
Universal Corp/VA	41,142	2,245		Bank of the Ozarks Inc	1,579	95
		$4,025		Banner Corp	7,825	310
Airlines - 0.60%				Bar Harbor Bankshares	1,478	55
Hawaiian Holdings Inc (a)	69,899	1,010		BBCN Bancorp Inc	16,276	251
JetBlue Airways Corp (a)	779,895	6,165		BCB Bancorp Inc	1,563	21
Republic Airways Holdings Inc (a)	111,951	930		BNC Bancorp	5,562	91
SkyWest Inc	108,536	1,259		Boston Private Financial Holdings Inc	88,505	1,108
				Bridge Capital Holdings (a)	2,998	67
		$9,364
				Bryn Mawr Bank Corp	14,209	388
Apparel - 1.13%				C&F Financial Corp	972	30
Columbia Sportswear Co	2,612	225		Camden National Corp	2,335	89
Delta Apparel Inc (a)	6,921	105		Capital Bank Financial Corp (a)	260,521	6,214
G-III Apparel Group Ltd (a)	1,237	89		Capital City Bank Group Inc	15,728	219
Iconix Brand Group Inc (a)	145,539	6,185		Cardinal Financial Corp	5,768	97
Lakeland Industries Inc (a)	6,346	45		Carolina Bank Holdings Inc (a)	378	4
Perry Ellis International Inc (a)	50,067	756		Cathay General Bancorp	95,291	2,249
Quiksilver Inc (a)	115,731	743		Center Bancorp Inc	3,644	67
RG Barry Corp	2,837	52		Centerstate Banks Inc	49,582	544
Rocky Brands Inc	8,535	125		Central Pacific Financial Corp	24,668	464
Skechers U.S.A. Inc (a)	70,564	2,892		Century Bancorp Inc/MA	1,147	38
Superior Uniform Group Inc	4,414	72		Chemical Financial Corp	42,966	1,206
Unifi Inc (a)	29,408	651		Chemung Financial Corp	1,110	32
Weyco Group Inc	2,254	57		Citizens & Northern Corp	3,711	70
Wolverine World Wide Inc	201,919	5,674		Citizens First Corp (a)	300	3
		$17,671		City Holding Co	3,175	136
Automobile Manufacturers - 0.38%				CNB Financial Corp/PA	4,475	74
Wabash National Corp (a)	445,285	5,949		CoBiz Financial Inc	11,057	111
				Codorus Valley Bancorp Inc	1,079	23
				Colony Bankcorp Inc (a)	706	4
Automobile Parts & Equipment - 0.55%				Columbia Banking System Inc	38,281	950
Accuride Corp (a)	3,330	19		Community Bank System Inc	39,924	1,485
American Axle & Manufacturing Holdings Inc	6,293	111		Community Trust Bancorp Inc	8,060	298
(a)				Community West Bancshares (a)	1,308	9
Cooper Tire & Rubber Co	14,373	361		CommunityOne Bancorp (a)	137	1
Dana Holding Corp	68,867	1,458		Customers Bancorp Inc (a)	8,744	193
Federal-Mogul Holdings Corp (a)	73,146	1,259		CVB Financial Corp	18,636	269
Fuel Systems Solutions Inc (a)	31,904	334		Eagle Bancorp Inc (a)	4,599	154
Meritor Inc (a)	54,090	642		Eastern Virginia Bankshares Inc (a)	851	6

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Banks (continued)
Enterprise Bancorp Inc/MA	2,233	$41		New Century Bancorp Inc (a)	2,142	$16
Enterprise Financial Services Corp	2,342	42		NewBridge Bancorp (a)	11,342	87
Evans Bancorp Inc	387	9		Northeast Bancorp	237	2
Farmers Capital Bank Corp (a)	6,856	143		Northrim BanCorp Inc	4,214	101
Fidelity Southern Corp	10,240	135		OFG Bancorp	52,875	902
Financial Institutions Inc	23,113	535		Old Line Bancshares Inc	2,086	35
First Bancorp Inc/ME	2,674	43		Old National Bancorp/IN	107,229	1,514
First BanCorp/Puerto Rico (a)	63,880	329		Old Second Bancorp Inc (a)	11,663	56
First Bancorp/Troy NC	22,676	390		OmniAmerican Bancorp Inc	5,150	128
First Bancshares Inc/MS	720	10		Pacific Continental Corp	10,736	141
First Busey Corp	71,966	395		Pacific Mercantile Bancorp (a)	2,516	16
First Business Financial Services Inc	1,914	87		PacWest Bancorp	75,805	2,984
First Citizens BancShares Inc/NC	4,420	994		Park National Corp	2,288	166
First Commonwealth Financial Corp	230,054	1,976		Park Sterling Corp	54,977	359
First Community Bancshares Inc/VA	23,836	353		Patriot National Bancorp Inc (a)	2,129	3
First Connecticut Bancorp Inc/Farmington CT	10,316	163		Penns Woods Bancorp Inc	1,393	61
First Financial Bancorp	57,453	930		Peoples Bancorp Inc/OH	19,264	502
First Financial Bankshares Inc	2,027	120		Peoples Bancorp of North Carolina Inc	1,797	31
First Financial Corp/IN	11,014	353		Pinnacle Financial Partners Inc	50,589	1,749
First Financial Holdings Inc	4,249	244		Preferred Bank/Los Angeles CA (a)	6,152	132
First Financial Service Corp (a)	800	3		Premier Financial Bancorp Inc	8,519	122
First Interstate Bancsystem Inc	20,734	516		PrivateBancorp Inc	122,728	3,383
First Merchants Corp	88,659	1,882		Prosperity Bancshares Inc	187,234	11,047
First Midwest Bancorp Inc/IL	187,316	3,066		QCR Holdings Inc	891	15
First NBC Bank Holding Co (a)	1,292	40		Renasant Corp	37,819	1,029
First of Long Island Corp/The	2,512	91		Republic Bancorp Inc/KY	11,288	271
First United Corp (a)	1,489	12		Republic First Bancorp Inc (a)	5,488	24
First West Virginia Bancorp	163	3		Royal Bancshares of Pennsylvania Inc (a)	800	2
Firstbank Corp/Alma MI	4,015	71		S&T Bancorp Inc	29,203	679
FirstMerit Corp	816,438	15,830		Salisbury Bancorp Inc	284	9
FNB Corp/PA	144,714	1,801		Sandy Spring Bancorp Inc	46,212	1,112
Franklin Financial Corp/VA (a)	5,352	107		SB Financial Group Inc	2,685	21
Fulton Financial Corp	196,348	2,393		Shore Bancshares Inc (a)	1,348	13
German American Bancorp Inc	3,830	100		Sierra Bancorp	21,188	330
Glacier Bancorp Inc	20,188	518		Simmons First National Corp	4,784	173
Great Southern Bancorp Inc	3,632	104		Southcoast Financial Corp (a)	598	4
Guaranty Bancorp	5,997	76		Southern Community Financial - Rights (a),(b),(c)	13,075	3
Guaranty Federal Bancshares Inc (a)	541	7		Southern First Bancshares Inc (a)	357	5
Hancock Holding Co	82,098	2,769		Southern National Bancorp of Virginia Inc	1,953	20
Hanmi Financial Corp	5,591	119		Southside Bancshares Inc	3,810	105
Hawthorn Bancshares Inc	1,557	21		Southwest Bancorp Inc	18,619	311
Heartland Financial USA Inc	4,976	121		State Bank Financial Corp	18,699	310
Heritage Commerce Corp	13,681	111		Stock Yards Bancorp Inc	4,270	126
Heritage Financial Corp/WA	7,497	121		Summit State Bank	804	9
Home BancShares Inc/AR	6,859	218		Sun Bancorp Inc/NJ (a)	36,727	140
Horizon Bancorp/IN	3,612	72		Susquehanna Bancshares Inc	411,401	4,262
Hudson Valley Holding Corp	3,018	55		Sussex Bancorp	1,215	11
Iberiabank Corp	37,771	2,376		Synovus Financial Corp	503,899	1,618
Independent Bank Corp/MI	1,910	25		Taylor Capital Group Inc (a)	6,968	149
Independent Bank Corp/Rockland MA	4,193	156		Texas Capital Bancshares Inc (a)	12,617	708
International Bancshares Corp	79,088	1,816		Tompkins Financial Corp	7,259	342
Intervest Bancshares Corp	15,541	117		TowneBank/Portsmouth VA	32,200	497
Lakeland Bancorp Inc	24,178	252		Trico Bancshares	4,986	121
Lakeland Financial Corp	10,604	388		Tristate Capital Holdings Inc (a)	2,048	27
LCNB Corp	1,841	29		TrustCo Bank Corp NY	72,561	479
LNB Bancorp Inc	10,575	120		Trustmark Corp	45,015	1,030
Macatawa Bank Corp	14,665	71		UMB Financial Corp	6,310	370
MainSource Financial Group Inc	48,307	798		Umpqua Holdings Corp	222,107	3,694
MB Financial Inc	111,720	2,999		Union Bankshares Corp	353,401	9,043
MBT Financial Corp (a)	9,505	47		United Bancshares Inc/OH	900	14
Mercantile Bank Corp	6,468	127		United Bankshares Inc/WV	13,198	386
Merchants Bancshares Inc/VT	1,547	45		United Community Banks Inc/GA	21,524	348
Metro Bancorp Inc (a)	22,855	467		United Security Bancshares/Fresno CA	1,657	9
Mid Penn Bancorp Inc	119	2		Unity Bancorp Inc	150	1
Middleburg Financial Corp	1,660	29		Univest Corp of Pennsylvania	26,665	525
MidSouth Bancorp Inc	3,305	55		ViewPoint Financial Group Inc	7,072	184
MidWestOne Financial Group Inc	4,157	103		Washington Banking Co	4,801	83
National Bankshares Inc	2,226	73		Washington Trust Bancorp Inc	12,471	426
National Penn Bancshares Inc	212,972	2,080		Webster Financial Corp	669,869	20,191
NBT Bancorp Inc	21,086	477		WesBanco Inc	39,010	1,180

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Chemicals (continued)
West Bancorporation Inc	4,750	$69		Zep Inc	25,738	$446
Westamerica Bancorporation	4,717	240				$14,774
Western Alliance Bancorp (a)	13,804	318
Wilshire Bancorp Inc	29,546	295		Coal - 0.34%
				Alpha Natural Resources Inc (a)	255,429	1,099
Wintrust Financial Corp	92,294	4,137
		$152,896		Arch Coal Inc	36,964	169
				Cloud Peak Energy Inc (a)	95,516	1,881
Beverages - 0.06%				Hallador Energy Co	1,990	18
Coca-Cola Bottling Co Consolidated	8,158	671		L&L Energy Inc (a)	11,378	7
Craft Brew Alliance Inc (a)	13,254	198		SunCoke Energy Inc (a)	93,689	1,956
Farmer Bros Co (a)	800	16		Westmoreland Coal Co (a)	7,816	231
		$885				$5,361

Biotechnology - 0.13%				Commercial Services - 4.77%
Alnylam Pharmaceuticals Inc (a)	1,030	51		Aaron's Inc	213,364	6,288
Cambrex Corp (a)	4,809	99		ABM Industries Inc	20,358	551
Celldex Therapeutics Inc (a)	1,794	27		Acacia Research Corp	6,963	112
Curis Inc (a)	6,398	14		Albany Molecular Research Inc (a)	39,021	626
Cytokinetics Inc (a)	2,023	9		ARC Document Solutions Inc (a)	49,400	316
Emergent Biosolutions Inc (a)	28,940	763		Ascent Capital Group Inc (a)	15,451	1,063
Enzo Biochem Inc (a)	23,582	99		Avalon Holdings Corp (a)	3,917	18
Enzon Pharmaceuticals Inc	89,419	80		AVEO Pharmaceuticals Inc (a)	16,078	20
Geron Corp (a)	47,987	95		Avis Budget Group Inc (a)	84,454	4,441
Harvard Bioscience Inc (a)	16,217	69		Barrett Business Services Inc	4,295	217
Maxygen Inc (a),(b),(c)	45,495	1		Bridgepoint Education Inc (a)	15,532	246
Momenta Pharmaceuticals Inc (a)	2,415	28		Brink's Co/The	34,081	867
NPS Pharmaceuticals Inc (a)	6,936	185		Cardtronics Inc (a)	4,450	149
Pacific Biosciences of California Inc (a)	20,408	90		Career Education Corp (a)	53,133	384
Retrophin Inc (a)	848	12		Carriage Services Inc	21,009	338
RTI Surgical Inc (a)	64,238	276		CBIZ Inc (a)	84,021	720
Spectrum Pharmaceuticals Inc (a)	12,436	85		CDI Corp	35,574	545
		$1,983		Cenveo Inc (a)	8,258	26
				Convergys Corp	284,259	6,123
Building Materials - 0.91%				Corinthian Colleges Inc (a)	57,378	66
Boise Cascade Co (a)	2,740	69
				CRA International Inc (a)	13,333	290
Builders FirstSource Inc (a)	9,625	76
				Cross Country Healthcare Inc (a)	47,682	338
Comfort Systems USA Inc	9,287	139		Deluxe Corp	3,567	196
Continental Materials Corp (a)	657	12
Gibraltar Industries Inc (a)	50,841	868		DeVry Education Group Inc	66,928	3,014
				Edgewater Technology Inc (a)	10,657	75
Griffon Corp	163,036	1,735		Education Management Corp (a)	1,845	7
Lennox International Inc	68,400	5,734		Electro Rent Corp	23,347	377
Louisiana-Pacific Corp (a)	163,509	2,679
				Ennis Inc	53,942	807
LSI Industries Inc	28,382	216		Franklin Covey Co (a)	5,397	109
Nortek Inc (a)	5,247	431
				FTI Consulting Inc (a)	72,777	2,496
PGT Inc (a)	8,198	82
				Global Cash Access Holdings Inc (a)	51,749	342
Quanex Building Products Corp	14,874	280		Great Lakes Dredge & Dock Corp (a)	98,305	848
Simpson Manufacturing Co Inc	7,493	246		Green Dot Corp (a)	5,098	89
Universal Forest Products Inc	34,839	1,759		H&E Equipment Services Inc (a)	9,171	354
		$14,326		Hackett Group Inc/The	18,490	111
Chemicals - 0.94%				Heidrick & Struggles International Inc	8,505	160
A Schulman Inc	55,312	1,987		Hill International Inc (a)	24,773	166
Aceto Corp	35,709	781		Hudson Global Inc (a)	611	2
Axiall Corp	32,986	1,536		Huron Consulting Group Inc (a)	4,012	286
Cabot Corp	13,339	771		ICF International Inc (a)	185,825	7,242
Ferro Corp (a)	36,889	479		Intersections Inc	14,214	80
Innospec Inc	392	17		K12 Inc (a)	4,579	108
Intrepid Potash Inc (a)	11,060	180		KAR Auction Services Inc	395,125	11,767
KMG Chemicals Inc	1,447	22		Kelly Services Inc	62,966	1,326
Kraton Performance Polymers Inc (a)	37,157	968		Korn/Ferry International (a)	84,199	2,446
Landec Corp (a)	34,952	415		Landauer Inc	5,880	254
Minerals Technologies Inc	18,441	1,098		Lincoln Educational Services Corp	9,730	40
Oil-Dri Corp of America	1,117	37		Live Nation Entertainment Inc (a)	120,625	2,519
Olin Corp	41,793	1,174		Management Network Group Inc (a)	650	3
OM Group Inc	81,607	2,390		Matthews International Corp	15,445	623
Penford Corp (a)	10,664	134		McGrath RentCorp	14,159	447
Quaker Chemical Corp	2,199	164		MoneyGram International Inc (a)	51,746	683
Rentech Inc (a)	53,320	113		Monster Worldwide Inc (a)	177,240	1,221
Sensient Technologies Corp	23,842	1,289		Multi-Color Corp	10,314	359
Stepan Co	1,347	78		National Research Corp (a)	1,848	29
Tronox Ltd	28,364	695		Navigant Consulting Inc (a)	97,935	1,645
				PDI Inc (a)	13,313	63

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)				Distribution & Wholesale (continued)
Perceptron Inc	7,593	$90		Houston Wire & Cable Co	3,409	$42
PHH Corp (a)	134,532	3,198		Owens & Minor Inc	9,663	324
QC Holdings Inc	400	1		ScanSource Inc (a)	33,264	1,277
Quad/Graphics Inc	32,945	714		Speed Commerce Inc (a)	15,359	51
RCM Technologies Inc (a)	13,071	89		Titan Machinery Inc (a)	6,728	119
Rent-A-Center Inc/TX	153,709	4,489		United Stationers Inc	24,412	916
Resources Connection Inc	25,623	348		WESCO International Inc (a)	84,950	7,457
RPX Corp (a)	8,703	143				$11,449
Spectrum Group International Inc (a)	8,050	5
StarTek Inc (a)	11,737	82		Diversified Financial Services - 2.07%
				AeroCentury Corp (a)	423	8
Steiner Leisure Ltd (a)	3,134	135
TeleTech Holdings Inc (a)	2,132	51		Aircastle Ltd	102,803	1,806
Tree.com Inc (a)	5,970	174		Arlington Asset Investment Corp	4,984	132
				Asta Funding Inc (a)	11,856	97
Universal Security Instruments Inc (a)	1,000	4
				Atlanticus Holdings Corp (a)	16,062	39
Universal Technical Institute Inc	6,752	81
Versar Inc (a)	8,300	32		Calamos Asset Management Inc	61,928	754
Viad Corp	43,892	1,012		California First National Bancorp	2,983	44
				Consumer Portfolio Services Inc (a)	2,400	17
Volt Information Sciences Inc (a)	19,580	156
				Cowen Group Inc (a)	200,931	826
		$74,842		Credit Acceptance Corp (a)	1,280	168
Computers - 2.53%				DFC Global Corp (a)	122,585	1,142
Agilysys Inc (a)	33,012	414		Doral Financial Corp (a)	409	4
Astro-Med Inc	9,156	115		Ellie Mae Inc (a)	116,350	2,838
CACI International Inc (a)	171,727	11,961		Encore Capital Group Inc (a)	1,693	73
CIBER Inc (a)	215,559	932		FBR & Co (a)	2,823	73
Cray Inc (a)	3,421	98		Federal Agricultural Mortgage Corp	23,624	840
Electronics For Imaging Inc (a)	48,725	1,841		First Marblehead Corp/The (a)	5,774	30
Hutchinson Technology Inc (a)	7,912	22		Gain Capital Holdings Inc	27,520	278
iGate Corp (a)	174,075	6,371		GAMCO Investors Inc	2,960	225
Imation Corp (a)	93,623	405		GFI Group Inc	37,320	139
Insight Enterprises Inc (a)	95,833	2,503		Home Loan Servicing Solutions Ltd	14,620	324
Jack Henry & Associates Inc	113,500	6,261		Horizon Technology Finance Corp	2,571	34
Key Tronic Corp (a)	16,991	178		Imperial Holdings Inc (a)	3,056	20
Lexmark International Inc	45,080	1,939		INTL. FCStone Inc (a)	33,059	626
Luxoft Holding Inc (a)	384	10		Investment Technology Group Inc (a)	89,958	1,857
Mentor Graphics Corp	18,709	387		Janus Capital Group Inc	337,518	4,095
Mercury Systems Inc (a)	15,073	210		JMP Group Inc	15,984	111
MTS Systems Corp	1,540	99		KCG Holdings Inc (a)	21,074	210
NCI Inc (a)	319	3		LPL Financial Holdings Inc	213,650	10,116
PAR Technology Corp (a)	9,256	45		Marlin Business Services Corp	12,727	219
Planar Systems Inc (a)	24,121	53		Medley Capital Corp	9,390	122
Qualstar Corp (a)	4,617	7		MicroFinancial Inc	8,367	66
Quantum Corp (a)	65,105	70		Nelnet Inc	32,969	1,393
Qumu Corp (a)	8,848	119		NewStar Financial Inc (a)	59,499	679
Radisys Corp (a)	15,105	48		Nicholas Financial Inc	3,018	47
Spansion Inc (a)	90,661	1,616		Oppenheimer Holdings Inc	28,432	724
Super Micro Computer Inc (a)	18,302	373		Piper Jaffray Cos (a)	23,438	1,028
Sykes Enterprises Inc (a)	79,337	1,570		Regional Management Corp (a)	803	12
Unisys Corp (a)	55,873	1,362		Stifel Financial Corp (a)	19,373	906
VeriFone Systems Inc (a)	20,993	702		Stonegate Mortgage Corp (a)	2,534	32
		$39,714		SWS Group Inc (a)	3,300	24
				Walter Investment Management Corp (a)	6,530	174
Consumer Products - 0.42%				WhiteHorse Finance Inc	2,137	29
ACCO Brands Corp (a)	202,892	1,243
Acme United Corp	1,796	30				$32,381
Central Garden and Pet Co (a)	20,752	169		Electric - 0.90%
Central Garden and Pet Co - A Shares (a)	76,452	632		Allete Inc	7,098	367
CSS Industries Inc	13,466	323		Ameresco Inc (a)	3,589	23
Helen of Troy Ltd (a)	58,717	3,682		Atlantic Power Corp	4,948	15
Spectrum Brands Holdings Inc	6,930	533		Avista Corp	24,188	778
		$6,612		Black Hills Corp	10,586	611
				Cleco Corp	29,283	1,539
Cosmetics & Personal Care - 0.27%				Dynegy Inc (a)	17,685	503
CCA Industries Inc	500	2		El Paso Electric Co	18,667	706
Elizabeth Arden Inc (a)	102,306	3,758
				Empire District Electric Co/The	15,483	377
Inter Parfums Inc	1,406	52		EnerNOC Inc (a)	5,357	127
Revlon Inc (a)	15,439	465
				Genie Energy Ltd (a)	9,956	81
		$4,277		IDACORP Inc	25,354	1,424
Distribution & Wholesale - 0.73%				MGE Energy Inc	16,304	623
ADDvantage Technologies Group Inc (a)	3,841	13		NorthWestern Corp	15,165	734
Core-Mark Holding Co Inc	15,515	1,250		NRG Yield Inc	5,187	222

See accompanying notes

Schedule of Investments SmallCap Value Fund II

April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electric (continued)				Electronics (continued)
Ormat Technologies Inc	44,056	$1,175		Vishay Intertechnology Inc	256,738	$3,651
Otter Tail Corp	6,326	185		Vishay Precision Group Inc (a)	24,758	401
Pike Corp (a)	41,971	403		Watts Water Technologies Inc	37,907	2,016
PNM Resources Inc	37,075	1,026		ZAGG Inc (a)	14,269	62
Portland General Electric Co	29,086	973		Zygo Corp (a)	12,148	234
Synthesis Energy Systems Inc (a)	7,503	13				$27,881
UIL Holdings Corp	50,345	1,849
UNS Energy Corp	6,878	413		Energy - Alternate Sources - 0.22%
				Ascent Solar Technologies Inc (a)	41,633	21
		$14,167		FutureFuel Corp	5,135	103
Electrical Components & Equipment - 1.08%				Green Plains Renewable Energy Inc	71,027	2,124
Advanced Energy Industries Inc (a)	758	17		Ocean Power Technologies Inc (a)	12,856	35
Belden Inc	1,519	112		Pattern Energy Group Inc	3,253	87
Encore Wire Corp	16,621	810		Renewable Energy Group Inc (a)	77,223	908
EnerSys Inc	15,831	1,070		REX American Resources Corp (a)	1,886	124
General Cable Corp	120,716	3,092				$3,402
GrafTech International Ltd (a)	147,099	1,649
Insteel Industries Inc	6,269	129		Engineering & Construction - 1.46%
				Aegion Corp (a)	69,126	1,762
Littelfuse Inc	95,576	8,654
Magnetek Inc (a)	208	5		Argan Inc	13,744	368
				Dycom Industries Inc (a)	23,711	745
Orion Energy Systems Inc (a)	22,810	121
Powell Industries Inc	1,855	117		EMCOR Group Inc	32,107	1,476
				Engility Holdings Inc (a)	26,514	1,157
PowerSecure International Inc (a)	11,590	258
				ENGlobal Corp (a)	18,947	41
SunPower Corp (a)	23,486	785
Ultralife Corp (a)	14,398	52		Granite Construction Inc	33,706	1,259
				Integrated Electrical Services Inc (a)	827	5
		$16,871		Layne Christensen Co (a)	30,895	538
Electronics - 1.78%				MasTec Inc (a)	276,900	10,960
American Science & Engineering Inc	1,402	94		Mistras Group Inc (a)	5,970	136
Analogic Corp	4,377	328		MYR Group Inc (a)	4,593	108
AVX Corp	40,491	541		Orion Marine Group Inc (a)	29,753	349
Badger Meter Inc	3,630	180		Sterling Construction Co Inc (a)	13,551	104
Ballantyne Strong Inc (a)	13,019	59		Tutor Perini Corp (a)	122,972	3,640
Bel Fuse Inc	15,033	327		VSE Corp	4,706	294
Benchmark Electronics Inc (a)	92,764	2,150				$22,942
Blonder Tongue Laboratories (a)	1,523	1
Brady Corp	22,910	592		Entertainment - 0.60%
Checkpoint Systems Inc (a)	51,203	653		AMC Entertainment Holdings Inc	5,012	116
				Carmike Cinemas Inc (a)	3,350	99
Coherent Inc (a)	1,125	67
				Dover Downs Gaming & Entertainment Inc (a)	8,791	13
CTS Corp	66,318	1,180
CyberOptics Corp (a)	7,092	53		Dover Motorsports Inc	3,447	8
				DreamWorks Animation SKG Inc (a)	63,632	1,529
Electro Scientific Industries Inc	38,164	324
ESCO Technologies Inc	26,349	881		International Speedway Corp	55,793	1,754
				Isle of Capri Casinos Inc (a)	33,140	226
FARO Technologies Inc (a)	469	19
				Marriott Vacations Worldwide Corp (a)	58,351	3,178
Frequency Electronics Inc (a)	11,821	126
GSI Group Inc (a)	14,391	175		National CineMedia Inc	26,313	400
				Penn National Gaming Inc (a)	18,187	203
Identive Group Inc (a)	7,796	7
				Pinnacle Entertainment Inc (a)	2,043	48
II-VI Inc (a)	10,828	156
				Reading International Inc (a)	5,295	37
IntriCon Corp (a)	448	3
				Rick's Cabaret International Inc (a)	13,279	134
Itron Inc (a)	17,272	657
				Scientific Games Corp (a)	52,069	624
Kemet Corp (a)	81,267	407
LGL Group Inc/The (a)	410	2		Speedway Motorsports Inc	56,888	1,035
LGL Group Inc/The - Warrants (a)	2,050	—				$9,404
Measurement Specialties Inc (a)	535	34		Environmental Control - 0.18%
Methode Electronics Inc	15,598	433		Calgon Carbon Corp (a)	20	—
Multi-Fineline Electronix Inc (a)	2,707	33		Ceco Environmental Corp	2,687	43
Newport Corp (a)	31,363	586		Covanta Holding Corp	86,690	1,599
OSI Systems Inc (a)	458	26		Darling International Inc (a)	20,483	410
Park Electrochemical Corp	4,089	109		Energy Recovery Inc (a)	2,164	11
Plexus Corp (a)	24,028	1,007		Fuel Tech Inc (a)	10,245	62
Rofin-Sinar Technologies Inc (a)	22,060	490		Metalico Inc (a)	25,796	40
Rogers Corp (a)	5,815	349		Tetra Tech Inc	17,457	501
Sanmina Corp (a)	209,268	4,238		TRC Cos Inc (a)	18,552	110
Sparton Corp (a)	20,321	552
Stoneridge Inc (a)	7,393	79				$2,776
Sypris Solutions Inc	37,183	113		Food - 0.95%
Tech Data Corp (a)	53,056	3,315		Amcon Distributing Co	191	15
TTM Technologies Inc (a)	109,030	860		Cal-Maine Foods Inc	685	41
Viasystems Group Inc (a)	25,296	304		Chiquita Brands International Inc (a)	141,542	1,625
Vicon Industries Inc (a)	1,971	6		Dean Foods Co	8,581	136
Video Display Corp (a)	300	1		Diamond Foods Inc (a)	4,822	147

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Food (continued)				Healthcare - Products (continued)
Fresh Del Monte Produce Inc	135,672	$3,920		LeMaitre Vascular Inc	2,833	$23
Ingles Markets Inc	20,159	464		Medical Action Industries Inc (a)	21,017	135
John B Sanfilippo & Son Inc	20,122	464		Merit Medical Systems Inc (a)	50,976	657
Pilgrim's Pride Corp (a)	8,317	182		Misonix Inc (a)	11,445	69
Post Holdings Inc (a)	68,711	3,590		Natus Medical Inc (a)	17,959	446
Seaboard Corp (a)	47	115		NuVasive Inc (a)	8,293	279
Seneca Foods Corp - Class A (a)	24,680	701		OraSure Technologies Inc (a)	17,292	113
Seneca Foods Corp - Class B (a)	39	1		Orthofix International NV (a)	10,901	329
Snyder's-Lance Inc	8,243	219		PhotoMedex Inc (a),(b)	2,943	44
Spartan Stores Inc	52,478	1,130		PhotoMedex Inc - Warrants (a),(b),(c)	430	—
SUPERVALU Inc (a)	87,094	609		Rockwell Medical Inc (a)	10,193	104
Tootsie Roll Industries Inc	467	13		Symmetry Medical Inc (a)	78,809	651
TreeHouse Foods Inc (a)	13,072	978		Teleflex Inc	109,628	11,192
Village Super Market Inc	682	16		Tornier NV (a)	5,159	88
Weis Markets Inc	9,628	444		Wright Medical Group Inc (a)	7,953	217
		$14,810				$42,907

Forest Products & Paper - 0.80%				Healthcare - Services - 2.17%
Clearwater Paper Corp (a)	107,056	6,572		Addus HomeCare Corp (a)	6,207	134
Domtar Corp	8,107	757		Alliance HealthCare Services Inc (a)	924	26
Mercer International Inc (a)	49,723	412		Almost Family Inc (a)	6,090	131
Neenah Paper Inc	5,709	288		Amedisys Inc (a)	65,350	891
PH Glatfelter Co	85,016	2,169		American Shared Hospital Services (a)	2,738	8
Resolute Forest Products Inc (a)	118,165	2,108		Amsurg Corp (a)	64,389	2,788
Schweitzer-Mauduit International Inc	2,705	118		Capital Senior Living Corp (a)	9,761	241
Xerium Technologies Inc (a)	7,040	95		Community Health Systems Inc (a)	116,150	4,401
		$12,519		Ensign Group Inc/The	297	13
				Five Star Quality Care Inc (a)	63,941	308
Gas - 0.72%				Gentiva Health Services Inc (a)	57,012	430
Atmos Energy Corp	118,775	6,062		Health Net Inc/CA (a)	44,894	1,541
Chesapeake Utilities Corp	2,288	145		HealthSouth Corp	13,630	472
Laclede Group Inc/The	8,407	398		Healthways Inc (a)	41,594	749
New Jersey Resources Corp	24,645	1,226		Kindred Healthcare Inc	136,264	3,420
Northwest Natural Gas Co	14,659	649		LHC Group Inc (a)	26,290	546
Piedmont Natural Gas Co Inc	13,367	478		LifePoint Hospitals Inc (a)	160,698	8,986
South Jersey Industries Inc	5,776	332		Magellan Health Services Inc (a)	45,588	2,632
Southwest Gas Corp	22,417	1,233		Medcath Corp (a),(b),(c)	31,637	63
WGL Holdings Inc	18,762	747		Molina Healthcare Inc (a)	14,162	530
		$11,270		National Healthcare Corp	3,045	167
Hand & Machine Tools - 0.02%				Select Medical Holdings Corp	158,127	2,208
Franklin Electric Co Inc	764	30		Skilled Healthcare Group Inc (a)	3,434	18
Hardinge Inc	16,510	221		SunLink Health Systems Inc (a)	4,000	6
LS Starrett Co/The	5,475	85		Triple-S Management Corp (a)	76,321	1,143
P&F Industries Inc (a)	1,773	14		Universal American Corp/NY	154,421	1,107
				WellCare Health Plans Inc (a)	14,883	1,004
		$350
						$33,963
Healthcare - Products - 2.74%
Affymetrix Inc (a)	58,657	436		Holding Companies - Diversified - 0.07%
Alere Inc (a)	327,296	10,932		Harbinger Group Inc (a)	65,218	760
Allied Healthcare Products Inc (a)	5,732	12		Horizon Pharma Inc (a)	7,919	112
Alphatec Holdings Inc (a)	54,940	74		National Bank Holdings Corp	8,046	154
AngioDynamics Inc (a)	56,162	754		Resource America Inc	16,861	144
ArthroCare Corp (a)	1,433	69				$1,170
BioTelemetry Inc (a)	14,576	116
Chindex International Inc (a)	1,075	26		Home Builders - 0.38%
				AMREP Corp (a)	1,173	6
CONMED Corp	57,047	2,643		Cavco Industries Inc (a)	216	17
CryoLife Inc	30,449	277		LGI Homes Inc (a)	1,257	19
Cutera Inc (a)	24,269	250
				M/I Homes Inc (a)	23,274	518
Cynosure Inc (a)	3,911	96
				MDC Holdings Inc	46,830	1,292
Daxor Corp	200	2		Meritage Homes Corp (a)	2,115	82
Digirad Corp	15,358	49		New Home Co Inc/The (a)	1,225	17
Exactech Inc (a)	3,415	76
				Orleans Homebuilders Inc (a),(b),(c)	7,702	—
Greatbatch Inc (a)	40,956	1,885
Hanger Inc (a)	17,298	600		Ryland Group Inc/The	96,800	3,716
				Skyline Corp (a)	4,473	23
Harvard Apparatus Regenerative Technology	2,302	20		Standard Pacific Corp (a)	30,084	240
Inc (a)				TRI Pointe Homes Inc (a)	1,590	26
ICU Medical Inc (a)	343	19
Integra LifeSciences Holdings Corp (a)	206,281	9,402				$5,956
Invacare Corp	50,816	802		Home Furnishings - 0.65%
Iridex Corp (a)	470	4		American Woodmark Corp (a)	2,780	83
LDR Holding Corp (a)	638	16		Bassett Furniture Industries Inc	14,866	205

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings (continued)				Insurance (continued)
Cobra Electronics Corp (a)	6,755	$22		ProAssurance Corp	1,426	$65
Daktronics Inc	9,186	120		Radian Group Inc	21,799	305
Emerson Radio Corp (a)	4,358	9		RLI Corp	8,484	365
Flexsteel Industries Inc	11,772	404		Safety Insurance Group Inc	15,981	859
Harman International Industries Inc	55,275	6,059		Security National Financial Corp (a)	852	3
Hooker Furniture Corp	12,863	178		Selective Insurance Group Inc	111,063	2,547
Kimball International Inc	50,988	854		StanCorp Financial Group Inc	43,379	2,650
La-Z-Boy Inc	40,555	983		State Auto Financial Corp	43,969	900
Select Comfort Corp (a)	1,020	19		Stewart Information Services Corp	38,872	1,186
Skullcandy Inc (a)	28,265	217		Symetra Financial Corp	204,134	4,218
Stanley Furniture Co Inc (a)	8,033	23		Third Point Reinsurance Ltd (a)	5,710	89
TiVo Inc (a)	13,455	160		Tower Group International Ltd	38,011	94
Universal Electronics Inc (a)	8,228	308		Unico American Corp (a)	5,796	77
VOXX International Corp (a)	50,211	590		United Fire Group Inc	49,223	1,369
		$10,234		Universal Insurance Holdings Inc	41,986	615

Housewares - 0.06%						$133,132
Libbey Inc (a)	22,430	598		Internet - 0.79%
Lifetime Brands Inc	16,150	309		1-800-Flowers.com Inc (a)	21,299	116
		$907		Bankrate Inc (a)	9,190	161
				Blucora Inc (a)	60,696	1,168
Insurance - 8.49%				Boingo Wireless Inc (a)	5,677	37
Ambac Financial Group Inc (a)	6,189	187
				BroadSoft Inc (a)	202,250	5,133
American Equity Investment Life Holding Co	423,097	9,866		BroadVision Inc (a)	2,600	26
American Independence Corp (a)	1,020	11
				CyrusOne Inc	15,690	314
American National Insurance Co	1,810	204		Endurance International Group Holdings Inc	1,793	23
Amerisafe Inc	3,584	153		(a)
AmTrust Financial Services Inc	1,831	71		ePlus Inc (a)	11,373	569
Argo Group International Holdings Ltd	71,121	3,159		FAB Universal Corp (a),(b),(c)	1,255	4
Aspen Insurance Holdings Ltd	280,664	12,849		FTD Cos Inc (a)	33,810	1,026
Atlantic American Corp	7,236	25		Global Sources Ltd (a)	4,862	43
Baldwin & Lyons Inc	11,631	303		Internap Network Services Corp (a)	16,690	112
Blue Capital Reinsurance Holdings Ltd	1,631	30		Intralinks Holdings Inc (a)	85,349	781
Citizens Inc/TX (a)	9,580	63
				iPass Inc (a)	8,771	14
CNO Financial Group Inc	980,370	16,911		Limelight Networks Inc (a)	1,184	2
Crawford & Co	4,170	48		magicJack VocalTec Ltd (a)	1,871	33
Donegal Group Inc	19,065	281		ModusLink Global Solutions Inc (a)	56,699	229
EMC Insurance Group Inc	14,374	474		PC-Tel Inc	5,540	45
Employers Holdings Inc	13,500	275		Perficient Inc (a)	17,768	325
Endurance Specialty Holdings Ltd	69,861	3,550		QuinStreet Inc (a)	24,617	151
Enstar Group Ltd (a)	1,093	141
				RealNetworks Inc (a)	33,482	252
FBL Financial Group Inc	61,571	2,752		Reis Inc	12,210	201
Federated National Holding Co	6,341	123		RetailMeNot Inc (a)	773	23
Fidelity & Guaranty Life	3,189	68		Safeguard Scientifics Inc (a)	13,318	280
First Acceptance Corp (a)	19,254	46
				Shutterstock Inc (a)	705	51
First American Financial Corp	191,776	5,101		support.com Inc (a)	7,801	19
Fortegra Financial Corp (a)	5,325	39
				TechTarget Inc (a)	3,637	23
Global Indemnity PLC (a)	18,376	493
				TeleCommunication Systems Inc (a)	83,807	214
Greenlight Capital Re Ltd (a)	43,460	1,383
Hallmark Financial Services Inc (a)	28,402	238		TheStreet Inc	29,207	75
				United Online Inc	26,548	315
Hanover Insurance Group Inc/The	62,456	3,651		VASCO Data Security International Inc (a)	5,403	62
HCC Insurance Holdings Inc	271,348	12,466		Zynga Inc (a)	132,527	537
Hilltop Holdings Inc (a)	79,668	1,780
Horace Mann Educators Corp	93,407	2,809				$12,364
Independence Holding Co	14,456	189		Investment Companies - 1.46%
Infinity Property & Casualty Corp	7,910	507		Apollo Investment Corp	57,217	457
Investors Title Co	1,776	126		Ares Capital Corp	710,650	12,202
Kansas City Life Insurance Co	1,251	52		BlackRock Kelso Capital Corp	14,524	132
Kemper Corp	90,748	3,576		Capital Southwest Corp	22,719	797
Maiden Holdings Ltd	457,437	5,397		Fifth Street Finance Corp	27,556	257
MBIA Inc (a)	275,040	3,334		Garrison Capital Inc	1,853	26
Meadowbrook Insurance Group Inc	38,289	214		Gladstone Capital Corp	6,448	62
MGIC Investment Corp (a)	79,588	685		Golub Capital BDC Inc	7,324	123
Montpelier Re Holdings Ltd ADR	207,541	6,346		Main Street Capital Corp	6,457	203
National Security Group Inc	369	4		MCG Capital Corp	183,234	616
National Western Life Insurance Co	6,205	1,447		Medallion Financial Corp	23,687	322
Navigators Group Inc/The (a)	26,966	1,537		New Mountain Finance Corp	20,838	298
OneBeacon Insurance Group Ltd	3,286	51		PennantPark Floating Rate Capital Ltd	4,573	64
Phoenix Cos Inc/The (a)	9,691	426		PennantPark Investment Corp	38,153	408
Platinum Underwriters Holdings Ltd	207,540	13,015		Prospect Capital Corp	183,824	1,987
Primerica Inc	29,084	1,334		Solar Capital Ltd	9,121	200

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Investment Companies (continued)				Media (continued)
Stellus Capital Investment Corp	3,686	$50		Cumulus Media Inc (a)	150,900	$967
TCP Capital Corp	270,493	4,379		Daily Journal Corp (a)	294	52
TICC Capital Corp	10,115	97		Demand Media Inc (a)	10,042	42
Triangle Capital Corp	5,382	140		Entercom Communications Corp (a)	29,605	319
		$22,820		EW Scripps Co/The (a)	83,430	1,428
				Gray Television Inc (a)	124,018	1,395
Iron & Steel - 0.96%				Here Media Inc (a),(b),(c)	3,700	—
AK Steel Holding Corp (a)	24,102	169
				Here Media Inc - Special Shares (a),(c)	3,700	—
Commercial Metals Co	205,850	3,952		Houghton Mifflin Harcourt Co (a)	2,090	43
Friedman Industries Inc	7,610	65		Journal Communications Inc (a)	100,259	804
Reliance Steel & Aluminum Co	123,425	8,741		LIN Media LLC (a)	8,565	201
Schnitzer Steel Industries Inc	46,673	1,310		Martha Stewart Living Omnimedia Inc (a)	7,581	30
Shiloh Industries Inc (a)	27,758	548
				McClatchy Co/The (a)	76,036	417
Universal Stainless & Alloy Products Inc (a)	9,262	333
				Media General Inc (a)	25,498	390
		$15,118		Meredith Corp	17,858	787
Leisure Products & Services - 0.14%				New York Times Co/The	36,854	593
Ambassadors Group Inc (a)	2,629	11		Radio One Inc (a)	27,800	126
Black Diamond Inc (a)	1,479	17		Saga Communications Inc	5,536	245
Brunswick Corp/DE	1,493	60		Salem Communications Corp	17,567	155
Callaway Golf Co	128,851	1,122		Scholastic Corp	44,304	1,459
ClubCorp Holdings Inc	3,458	65		Spanish Broadcasting System Inc (a)	1,921	12
Escalade Inc	1,608	24		World Wrestling Entertainment Inc	4,580	89
Fox Factory Holding Corp (a)	1,546	26				$10,215
Johnson Outdoors Inc	10,496	220		Metal Fabrication & Hardware - 0.93%
Life Time Fitness Inc (a)	11,101	533
				AM Castle & Co (a)	35,449	435
Malibu Boats Inc (a)	851	19
				Ampco-Pittsburgh Corp	10,756	216
Town Sports International Holdings Inc	7,630	53		Chicago Rivet & Machine Co	1,070	41
		$2,150		CIRCOR International Inc	7,737	628
Lodging - 0.27%				Dynamic Materials Corp	4,759	96
Boyd Gaming Corp (a)	57,334	678		Eastern Co/The	2,538	43
Full House Resorts Inc (a)	9,522	19		Furmanite Corp (a)	29,304	307
Intrawest Resorts Holdings Inc (a)	2,912	33		Haynes International Inc	2,138	113
Marcus Corp/The	34,767	582		Lawson Products Inc/DE (a)	9,612	161
Monarch Casino & Resort Inc (a)	2,257	36		LB Foster Co	9,234	437
MTR Gaming Group Inc (a)	18,997	96		Mueller Water Products Inc - Class A	162,959	1,486
Orient-Express Hotels Ltd (a)	204,167	2,675		NN Inc	10,312	202
Red Lion Hotels Corp (a)	31,701	182		Northwest Pipe Co (a)	15,012	538
		$4,301		Olympic Steel Inc	13,908	367
				Rexnord Corp (a)	280,450	7,499
Machinery - Construction & Mining - 0.08%				RTI International Metals Inc (a)	68,573	1,931
Astec Industries Inc	16,367	654				$14,500
Hyster-Yale Materials Handling Inc	6,115	589
				Mining - 0.90%
		$1,243		Allied Nevada Gold Corp (a)	44,740	152
Machinery - Diversified - 0.54%				A-Mark Precious Metals Inc (a)	2,012	24
Alamo Group Inc	22,459	1,194		AMCOL International Corp	3,651	167
Albany International Corp	17,192	619		Century Aluminum Co (a)	155,115	2,133
Applied Industrial Technologies Inc	1,010	48		Charles & Colvard Ltd (a)	8,589	19
Briggs & Stratton Corp	72,123	1,541		Coeur Mining Inc (a)	113,927	986
Columbus McKinnon Corp/NY	5,203	138		Globe Specialty Metals Inc	160,172	3,104
DXP Enterprises Inc (a)	19,550	2,213		Golden Minerals Co (a)	2,598	2
Gencor Industries Inc (a)	3,553	37		Hecla Mining Co	96,332	296
Gerber Scientific Inc (a),(b),(c)	56,637	—		Horsehead Holding Corp (a)	75,371	1,175
Global Power Equipment Group Inc	1,800	32		Kaiser Aluminum Corp	36,268	2,553
Gorman-Rupp Co/The	1,649	51		Materion Corp	18,442	620
Hurco Cos Inc	15,670	419		Molycorp Inc (a)	26,237	125
Intevac Inc (a)	9,948	80		Noranda Aluminum Holding Corp	45,626	162
Kadant Inc	19,313	671		Stillwater Mining Co (a)	160,366	2,531
Key Technology Inc (a)	1,200	15				$14,049
NACCO Industries Inc	11,163	598
Tecumseh Products Co (a)	22,494	135		Miscellaneous Manufacturing - 2.14%
Tennant Co	8,187	522		Actuant Corp	184,112	6,235
Twin Disc Inc	4,970	143		American Railcar Industries Inc	8,912	618
		$8,456		AO Smith Corp	11,960	559
				Barnes Group Inc	251,508	9,688
Media - 0.65%				Blount International Inc (a)	32,500	363
AH Belo Corp	31,351	361		Chase Corp	1,431	44
Beasley Broadcasting Group Inc	6,854	53		Core Molding Technologies Inc (a)	9,787	118
Cambium Learning Group Inc (a)	12,732	29		EnPro Industries Inc (a)	1,870	133
Courier Corp	13,092	190		Fabrinet (a)	7,205	156
Crown Media Holdings Inc (a)	7,911	28		Federal Signal Corp	89,641	1,360

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing (continued)				Oil & Gas (continued)
FreightCar America Inc	10,002	$263		Triangle Petroleum Corp (a)	65,446	$630
Hillenbrand Inc	310,120	9,428		Unit Corp (a)	66,929	4,414
LSB Industries Inc (a)	3,084	118		Vaalco Energy Inc (a)	119,849	1,104
Lydall Inc (a)	29,882	700		Vantage Drilling Co (a)	62,697	105
MFRI Inc (a)	8,842	96		W&T Offshore Inc	26,032	499
Movado Group Inc	31,053	1,219		Warren Resources Inc (a)	93,663	475
Myers Industries Inc	26,008	487		Western Refining Inc	4,895	213
NL Industries Inc	9,959	100				$58,991
Park-Ohio Holdings Corp	750	44
PMFG Inc (a)	2,306	13		Oil & Gas Services - 3.35%
				Basic Energy Services Inc (a)	61,554	1,627
Servotronics Inc	788	6
Standex International Corp	19,260	1,143		Bolt Technology Corp	2,604	44
				C&J Energy Services Inc (a)	18,407	553
Synalloy Corp	2,162	34		Cal Dive International Inc (a)	42,980	64
Tredegar Corp	8,805	183
Trinity Industries Inc	4,835	363		CARBO Ceramics Inc	1,983	277
		$33,471		Dawson Geophysical Co	18,133	513
				Exterran Holdings Inc	163,918	7,051
Office Furnishings - 0.09%				Forbes Energy Services Ltd (a)	2,442	10
HNI Corp	765	27		Forum Energy Technologies Inc (a)	383,739	11,458
Interface Inc	9,320	168		Gulf Island Fabrication Inc	15,545	312
Kewaunee Scientific Corp	3,601	60		Helix Energy Solutions Group Inc (a)	244,355	5,874
Knoll Inc	19,560	356		Hornbeck Offshore Services Inc (a)	76,949	3,188
Steelcase Inc	47,964	791		ION Geophysical Corp (a)	148,591	654
Virco Manufacturing Corp (a)	4,847	10		Key Energy Services Inc (a)	249,545	2,505
		$1,412		Matrix Service Co (a)	4,399	136
				McDermott International Inc (a)	232,082	1,678
Oil & Gas - 3.76%				Mitcham Industries Inc (a)	16,760	231
Adams Resources & Energy Inc	1,651	119		MRC Global Inc (a)	1,161	34
Alon USA Energy Inc	95,582	1,557		Natural Gas Services Group Inc (a)	24,135	741
Apco Oil and Gas International Inc (a)	2,354	33
				Newpark Resources Inc (a)	112,266	1,352
Approach Resources Inc (a)	6,868	142
				Pioneer Energy Services Corp (a)	106,139	1,589
Atwood Oceanics Inc (a)	120,575	5,976
				SEACOR Holdings Inc (a)	50,465	4,208
Barnwell Industries Inc (a)	2,755	8
				Steel Excel Inc (a)	16,164	524
Bill Barrett Corp (a)	6,128	145
Black Ridge Oil and Gas Inc (a)	6,777	6		Tesco Corp	48,195	964
				Tetra Technologies Inc (a)	89,910	1,124
Callon Petroleum Co (a)	87,131	800
				Thermon Group Holdings Inc (a)	213,825	5,093
Carrizo Oil & Gas Inc (a)	2,077	114
				Willbros Group Inc (a)	63,795	709
Clayton Williams Energy Inc (a)	1,571	227
Comstock Resources Inc	104,884	2,916				$52,513
Contango Oil & Gas Co (a)	8,346	401		Packaging & Containers - 2.10%
Delek US Holdings Inc	79,056	2,529		Berry Plastics Group Inc (a)	7,480	168
Emerald Oil Inc (a)	85,031	602		Graphic Packaging Holding Co (a)	1,397,342	14,337
Energy XXI Bermuda Ltd	105,520	2,525		Greif Inc	1,853	101
EPL Oil & Gas Inc (a)	53,415	2,091		Packaging Corp of America	116,718	7,777
Equal Energy Ltd	10,892	49		Silgan Holdings Inc	209,776	10,436
Escalera Resources Co (a)	684	2		UFP Technologies Inc (a)	1,669	42
Forest Oil Corp (a)	202,411	377				$32,861
Gastar Exploration Inc (a)	368	2
Halcon Resources Corp (a)	84,635	467		Pharmaceuticals - 0.45%
				Anika Therapeutics Inc (a)	12,052	515
Harvest Natural Resources Inc (a)	59,132	267
				BioScrip Inc (a)	27,706	192
Hercules Offshore Inc (a)	323,134	1,444
				Derma Sciences Inc (a)	6,274	65
Magnum Hunter Resources Corp (a)	102,247	869
				Impax Laboratories Inc (a)	27,991	732
Magnum Hunter Resources Corp - Warrants	11,862	—		Lannett Co Inc (a)	14,785	510
(a),(b),(c)
				Natural Alternatives International Inc (a)	3,359	19
Matador Resources Co (a)	16,616	478
Midstates Petroleum Co Inc (a)	1,856	11		Nature's Sunshine Products Inc	3,336	44
				Nektar Therapeutics (a)	11,965	141
Miller Energy Resources Inc (a)	13,106	63
				Nutraceutical International Corp (a)	7,372	184
North Atlantic Drilling Ltd	16,276	140		Omega Protein Corp (a)	65,119	740
Northern Oil and Gas Inc (a)	82,314	1,270
				PharMerica Corp (a)	62,307	1,695
Oasis Petroleum Inc (a)	269,550	12,537
				Prestige Brands Holdings Inc (a)	53,108	1,780
Pacific Drilling SA (a)	49,242	488
				Sciclone Pharmaceuticals Inc (a)	27,690	132
Parker Drilling Co (a)	342,224	2,269
				Sucampo Pharmaceuticals Inc (a)	8,302	57
PDC Energy Inc (a)	13,938	887
				Targacept Inc (a)	38,706	172
Penn Virginia Corp (a)	146,717	2,442
				VCA Antech Inc (a)	1,973	60
PetroQuest Energy Inc (a)	32,862	198
				XenoPort Inc (a)	14,489	59
Resolute Energy Corp (a)	13,387	100
RSP Permian Inc (a)	4,356	124				$7,097

Sanchez Energy Corp (a)	6,296	178		Pipelines - 0.00%
SandRidge Energy Inc (a)	38,387	263		SemGroup Corp	901	58
Stone Energy Corp (a)	120,006	5,886
Swift Energy Co (a)	44,532	549

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Private Equity - 0.03%				REITS (continued)
Fidus Investment Corp	4,261	$78		Highwoods Properties Inc	117,167	$4,727
Gladstone Investment Corp	8,123	64		Hudson Pacific Properties Inc	8,939	210
GSV Capital Corp (a)	5,992	53		Inland Real Estate Corp	3,699	39
Harris & Harris Group Inc (a)	29,657	106		Invesco Mortgage Capital Inc	29,387	489
Hercules Technology Growth Capital Inc	12,240	167		Investors Real Estate Trust	54,855	479
		$468		iStar Financial Inc (a)	67,904	1,009
				Kite Realty Group Trust	94,936	589
Publicly Traded Investment Fund - 0.01%				LaSalle Hotel Properties	22,285	737
Capitala Finance Corp	1,057	20		Lexington Realty Trust	38,657	416
Firsthand Technology Value Fund Inc (a)	2,828	55
				LTC Properties Inc	1,424	55
THL Credit Inc	6,652	89		Medical Properties Trust Inc	28,573	386
		$164		Monmouth Real Estate Investment Corp	14,071	132
Real Estate - 0.22%				New Residential Investment Corp	173,931	1,061
Alexander & Baldwin Inc	42,696	1,593		New York Mortgage Trust Inc	13,447	99
Altisource Residential Corp	33,910	954		NorthStar Realty Finance Corp	57,820	926
AV Homes Inc (a)	10,600	182		One Liberty Properties Inc	3,656	81
California Coastal Communities Inc (a),(b),(c)	9,672	—		Parkway Properties Inc/Md	10,458	197
Forestar Group Inc (a)	20,719	353		Pebblebrook Hotel Trust	12,980	447
HFF Inc	1,587	54		Pennsylvania Real Estate Investment Trust	18,594	308
Kennedy-Wilson Holdings Inc	10,692	233		PennyMac Mortgage Investment Trust	55,038	1,290
Stratus Properties Inc (a)	2,638	44		Physicians Realty Trust	14,110	194
Transcontinental Realty Investors Inc (a)	100	1		Potlatch Corp	23,670	905
		$3,414		PS Business Parks Inc	2,550	219
				RAIT Financial Trust	14,478	118
REITS - 3.27%				Ramco-Gershenson Properties Trust	23,088	380
Acadia Realty Trust	7,958	216		Redwood Trust Inc	14,352	313
AG Mortgage Investment Trust Inc	34,656	613		Resource Capital Corp	55,286	304
Agree Realty Corp	4,736	141		Retail Opportunity Investments Corp	15,452	242
American Assets Trust Inc	19,670	668		RLJ Lodging Trust	41,814	1,116
American Capital Mortgage Investment Corp	10,141	201		Ryman Hospitality Properties Inc	2,749	125
American Realty Capital Properties Inc	69,246	906		Sabra Health Care REIT Inc	27,037	811
Anworth Mortgage Asset Corp	25,515	138		Select Income REIT	4,755	146
Apollo Commercial Real Estate Finance Inc	22,255	378		Sovran Self Storage Inc	874	66
Apollo Residential Mortgage Inc	30,847	498		STAG Industrial Inc	7,844	185
Armada Hoffler Properties Inc	13,910	135		Strategic Hotels & Resorts Inc (a)	50,223	542
ARMOUR Residential REIT Inc	153,266	650		Summit Hotel Properties Inc	14,122	128
Ashford Hospitality Prime Inc	23,380	359		Sunstone Hotel Investors Inc	69,652	997
Ashford Hospitality Trust Inc	10,879	112		UMH Properties Inc	4,404	43
Associated Estates Realty Corp	10,175	171		Universal Health Realty Income Trust	8,304	352
Aviv REIT Inc	3,197	84		Urstadt Biddle Properties Inc	1,757	36
Campus Crest Communities Inc	11,418	98		Washington Real Estate Investment Trust	51,102	1,250
Capstead Mortgage Corp	185,046	2,364		Whitestone REIT	6,645	93
Cedar Realty Trust Inc	22,546	140				$51,268
Chambers Street Properties	41,341	322
Chatham Lodging Trust	5,619	114		Retail - 6.62%
Chesapeake Lodging Trust	10,245	276		Abercrombie & Fitch Co	184,656	6,788
Colony Financial Inc	19,870	432		ALCO Stores Inc (a)	5,911	60
Cousins Properties Inc	36,684	427		Asbury Automotive Group Inc (a)	1,134	70
CubeSmart	30,185	561		Barnes & Noble Inc (a)	18,623	305
CYS Investments Inc	134,979	1,161		Big 5 Sporting Goods Corp	1,355	17
DCT Industrial Trust Inc	95,599	747		Biglari Holdings Inc (a)	2,204	946
DiamondRock Hospitality Co	124,065	1,522		Bob Evans Farms Inc	45,128	2,115
DuPont Fabros Technology Inc	7,372	179		Body Central Corp (a)	3,905	4
Dynex Capital Inc	82,723	710		Books-A-Million Inc (a)	13,331	31
EastGroup Properties Inc	543	34		Brown Shoe Co Inc	13,128	310
Education Realty Trust Inc	28,722	293		Build-A-Bear Workshop Inc (a)	27,481	308
Empire State Realty Trust Inc	11,876	182		Burlington Stores Inc (a)	2,174	56
EPR Properties	17,304	928		Cache Inc (a)	23,972	64
Equity One Inc	41,823	943		Cash America International Inc	24,570	1,071
Excel Trust Inc	10,286	130		Cato Corp/The	4,339	124
FelCor Lodging Trust Inc	150,009	1,385		Chico's FAS Inc	421,425	6,692
First Industrial Realty Trust Inc	23,124	425		Children's Place Retail Stores Inc/The	14,432	693
First Potomac Realty Trust	17,155	223		Christopher & Banks Corp (a)	17,211	107
Franklin Street Properties Corp	20,080	245		Citi Trends Inc (a)	22,007	374
Geo Group Inc/The	16,964	569		Coast Distribution System Inc/The (a)	2,597	8
Getty Realty Corp	6,077	115		Conn's Inc (a)	308	14
Gladstone Commercial Corp	4,845	85		Container Store Group Inc/The (a)	1,985	55
Glimcher Realty Trust	2,240	23		dELiA*s Inc (a)	4,590	4
Government Properties Income Trust	45,943	1,169		Denny's Corp (a)	101,018	680
Healthcare Realty Trust Inc	10,370	261		Destination Maternity Corp	421	10
Hersha Hospitality Trust	1,324,134	7,693		Destination XL Group Inc (a)	468	3

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Savings & Loans (continued)
DineEquity Inc	1,548	$117		Clifton Bancorp Inc	988	$11
Ezcorp Inc (a)	73,062	762		Dime Community Bancshares Inc	16,688	272
Finish Line Inc/The	19,183	528		Eagle Bancorp Montana Inc	111	1
First Cash Financial Services Inc (a)	147,876	7,212		ESB Financial Corp	4,830	61
Fred's Inc	77,865	1,419		ESSA Bancorp Inc	12,135	126
Frisch's Restaurants Inc	4,600	109		EverBank Financial Corp	14,242	267
Gaiam Inc (a)	15,945	118		First Defiance Financial Corp	13,054	353
Genesco Inc (a)	1,323	101		First Federal Bancshares of Arkansas Inc (a)	356	3
GNC Holdings Inc	176,900	7,960		First Financial Northwest Inc	17,871	182
Group 1 Automotive Inc	171,843	12,395		Flagstar Bancorp Inc (a)	53,669	944
Hastings Entertainment Inc/United States (a)	1,165	3		Flushing Financial Corp	49,793	957
Haverty Furniture Cos Inc	24,661	630		Fox Chase Bancorp Inc	15,769	263
hhgregg Inc (a)	14,542	125		Hampden Bancorp Inc	695	11
HSN Inc	138,625	8,046		Heritage Financial Group Inc	2,794	54
Jack in the Box Inc	103,506	5,542		HF Financial Corp	8,101	111
Jos A Bank Clothiers Inc (a)	4,817	311		Hingham Institution for Savings	353	25
Kate Spade & Co (a)	21,142	735		HMN Financial Inc (a)	2,080	23
Kirkland's Inc (a)	5,325	91		Home Bancorp Inc (a)	5,433	110
Lithia Motors Inc	3,800	282		Home Federal Bancorp Inc/Idaho	10,981	165
Luby's Inc (a)	28,408	154		HomeStreet Inc	700	13
MarineMax Inc (a)	38,611	620		HomeTrust Bancshares Inc (a)	17,583	268
Men's Wearhouse Inc	207,552	9,835		HopFed Bancorp Inc	3,929	45
New York & Co Inc (a)	8,783	37		Investors Bancorp Inc	7,962	213
Office Depot Inc (a)	180,084	736		LSB Financial Corp/IN	514	15
Pacific Sunwear of California Inc (a)	78,043	225		Magyar Bancorp Inc (a)	400	3
Pantry Inc/The (a)	51,757	779		Meta Financial Group Inc	3,224	135
PC Connection Inc	38,693	774		MutualFirst Financial Inc	4,937	93
PCM Inc (a)	21,523	224		NASB Financial Inc	1,336	32
Penske Automotive Group Inc	75,459	3,460		Naugatuck Valley Financial Corp (a)	279	2
Pep Boys-Manny Moe & Jack/The (a)	105,458	1,077		New Hampshire Thrift Bancshares Inc	1,896	28
Perfumania Holdings Inc (a)	3,407	23		Northeast Community Bancorp Inc	2,697	20
Red Robin Gourmet Burgers Inc (a)	541	37		Northfield Bancorp Inc	35,109	455
Regis Corp	110,302	1,449		Northwest Bancshares Inc	183,423	2,438
Rite Aid Corp (a)	824,821	6,022		Ocean Shore Holding Co	2,736	41
Roundy's Inc	9,585	65		OceanFirst Financial Corp	4,294	70
Ruby Tuesday Inc (a)	135,661	1,046		Oritani Financial Corp	6,216	92
Rush Enterprises Inc - Class A (a)	57,108	1,833		Pacific Premier Bancorp Inc (a)	7,200	98
Rush Enterprises Inc - Class B (a)	11,863	335		Provident Financial Holdings Inc	14,617	206
Sears Hometown and Outlet Stores Inc (a)	944	22		Provident Financial Services Inc	169,757	2,950
Shoe Carnival Inc	24,072	550		Prudential Bancorp Inc	6,246	68
Sonic Automotive Inc	11,035	268		Pulaski Financial Corp	4,791	50
Sonic Corp (a)	16,902	322		Riverview Bancorp Inc (a)	28,105	98
Sport Chalet Inc - Class A (a)	5,105	6		Rockville Financial Inc	2,731	36
Sport Chalet Inc - Class B (a)	717	1		SI Financial Group Inc	1,687	20
Stage Stores Inc	22,191	425		Simplicity Bancorp Inc	2,832	49
Stein Mart Inc	4,986	63		Sterling Bancorp/DE	50,590	605
Systemax Inc (a)	11,879	206		Teche Holding Co	1,018	74
Trans World Entertainment Corp	17,798	59		Territorial Bancorp Inc	9,947	204
Tuesday Morning Corp (a)	55,284	773		TF Financial Corp	1,827	57
Wendy's Co/The	376,438	3,128		TierOne Corp (a),(b),(c)	2,447	—
West Marine Inc (a)	38,829	415		Timberland Bancorp Inc/WA	7,281	78
Wet Seal Inc/The (a)	49,013	55		United Community Financial Corp/OH (a)	25,332	84
Zale Corp (a)	61,118	1,307		United Financial Bancorp Inc	19,495	344
		$103,726		Washington Federal Inc	132,784	2,865
				Waterstone Financial Inc	9,448	98
Savings & Loans - 1.62%				Wayne Savings Bancshares Inc	1,380	16
Ameriana Bancorp	2,687	36		Westfield Financial Inc	28,619	196
Astoria Financial Corp	292,093	3,873		WSFS Financial Corp	3,770	255
Atlantic Coast Financial Corp (a)	210	1
B of I Holding Inc (a)	105	8				$25,435
Banc of California Inc	6,495	82		Semiconductors - 3.39%
Bank Mutual Corp	49,295	297		Alpha & Omega Semiconductor Ltd (a)	23,298	168
BankFinancial Corp	23,353	230		Amkor Technology Inc (a)	71,966	572
BBX Capital Corp (a)	6,468	121		Amtech Systems Inc (a)	2,822	24
Beneficial Mutual Bancorp Inc (a)	38,780	506		ANADIGICS Inc (a)	3,743	5
Berkshire Hills Bancorp Inc	31,018	727		ATMI Inc (a)	11,404	387
Brookline Bancorp Inc	102,422	930		Axcelis Technologies Inc (a)	83,853	150
Cape Bancorp Inc	5,980	64		AXT Inc (a)	17,254	37
Capitol Federal Financial Inc	180,324	2,171		Brooks Automation Inc	93,534	957
Chicopee Bancorp Inc	1,061	18		Cabot Microelectronics Corp (a)	4,820	209
Citizens Community Bancorp Inc/WI	2,250	18		Cascade Microtech Inc (a)	17,404	186

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors (continued)				Software (continued)
Ceva Inc (a)	6,890	$112		Seachange International Inc (a)	30,497	$286
Cirrus Logic Inc (a)	7,387	165		SS&C Technologies Holdings Inc (a)	223,200	8,687
Cohu Inc	25,085	258		SYNNEX Corp (a)	93,654	6,310
Diodes Inc (a)	11,450	302		Verint Systems Inc (a)	251,775	11,020
DSP Group Inc (a)	44,158	351				$70,260
Emcore Corp (a)	1,615	8
Emulex Corp (a)	268,365	1,918		Storage & Warehousing - 0.24%
Entegris Inc (a)	23,241	258		Mobile Mini Inc	78,107	3,451
				Wesco Aircraft Holdings Inc (a)	15,020	304
Entropic Communications Inc (a)	68,594	253
Exar Corp (a)	10,241	111				$3,755
Fairchild Semiconductor International Inc (a)	175,256	2,231		Supranational Bank - 0.01%
FormFactor Inc (a)	115,982	667		Banco Latinoamericano de Comercio Exterior	5,930	153
GigOptix Inc (a)	4,322	7		SA
GSI Technology Inc (a)	6,270	40
Ikanos Communications Inc (a)	9,018	5
Integrated Device Technology Inc (a)	18,288	213		Telecommunications - 2.27%
Integrated Silicon Solution Inc (a)	69,102	1,000		ADTRAN Inc	13,500	303
International Rectifier Corp (a)	148,814	3,875		Anixter International Inc	9,791	960
				ARRIS Group Inc (a)	4,206	110
Intersil Corp	305,649	3,771
IXYS Corp	30,908	334		Atlantic Tele-Network Inc	3,470	205
Kulicke & Soffa Industries Inc (a)	123,493	1,817		Aviat Networks Inc (a)	56,757	86
Lattice Semiconductor Corp (a)	75,260	634		Aware Inc (a)	17,409	96
LTX-Credence Corp (a)	20,975	202		Black Box Corp	53,389	1,135
Microsemi Corp (a)	14,096	331		Calix Inc (a)	7,305	64
MKS Instruments Inc	62,379	1,756		Cbeyond Inc (a)	7,922	78
OmniVision Technologies Inc (a)	150,848	2,946		Ciena Corp (a)	5,163	102
Pericom Semiconductor Corp (a)	33,659	272		Cincinnati Bell Inc (a)	249,637	836
Photronics Inc (a)	127,747	1,109		Clearfield Inc (a)	543	9
PMC-Sierra Inc (a)	23,240	159		CommScope Holding Co Inc (a)	379,025	10,112
QLogic Corp (a)	159,587	1,848		Communications Systems Inc	8,832	107
Richardson Electronics Ltd/United States	40,522	406		Comtech Telecommunications Corp	45,915	1,457
Rovi Corp (a)	196,978	4,391		Comverse Inc (a)	18,140	452
Rudolph Technologies Inc (a)	3,366	31		Consolidated Communications Holdings Inc	8,023	160
Sigma Designs Inc (a)	106,420	401		DigitalGlobe Inc (a)	49,208	1,466
Silicon Image Inc (a)	30,140	169		EarthLink Holdings Corp	196,486	670
Skyworks Solutions Inc	281,725	11,565		Extreme Networks Inc (a)	54,472	312
SunEdison Inc (a)	42,855	824		Finisar Corp (a)	18,600	486
Tessera Technologies Inc	9,329	205		General Communication Inc (a)	37,563	392
TriQuint Semiconductor Inc (a)	370,434	5,252		Gigamon Inc (a)	1,533	24
Ultra Clean Holdings Inc (a)	13,763	117		Harmonic Inc (a)	206,538	1,452
Veeco Instruments Inc (a)	5,380	199		Hawaiian Telcom Holdco Inc (a)	6,117	163
		$53,208		HC2 Holdings Inc	1,074	4
				ID Systems Inc (a)	1,586	9
Software - 4.48%				IDT Corp - Class B	2,883	46
Acxiom Corp (a)	10,861	307		Inteliquent Inc	8,444	115
Aspen Technology Inc (a)	1,590	68		Iridium Communications Inc (a)	108,466	723
Audience Inc (a)	2,943	34		Ixia (a)	354,600	4,404
Avid Technology Inc (a)	48,969	370		KVH Industries Inc (a)	742	10
Benefitfocus Inc (a)	421	14		Leap Wireless International Inc - Rights	64,745	163
Broadridge Financial Solutions Inc	282,650	10,837		(a),(b),(c)
BSQUARE Corp (a)	81	—		Loral Space & Communications Inc (a)	5,580	402
CommVault Systems Inc (a)	39,425	1,908		Lumos Networks Corp	6,730	89
Concurrent Computer Corp	2,188	18		NeoPhotonics Corp (a)	3,868	22
CSG Systems International Inc	11,154	294		Netgear Inc (a)	33,336	1,077
Cvent Inc (a)	526	14		Novatel Wireless Inc (a)	17,353	31
Dealertrack Technologies Inc (a)	1,491	68		NTELOS Holdings Corp	24,930	344
Digi International Inc (a)	39,712	352		Numerex Corp (a)	4,357	45
Digital River Inc (a)	66,188	1,013		Oclaro Inc (a)	15,101	51
Dun & Bradstreet Corp/The	76,950	8,523		Oplink Communications Inc (a)	36,937	633
Ebix Inc	2,141	34		Optical Cable Corp	8,872	34
Epiq Systems Inc	45,499	582		Orbcomm Inc (a)	70,295	441
Fair Isaac Corp	146,593	8,385		Plantronics Inc	1,072	47
GSE Systems Inc (a)	3,462	6		Polycom Inc (a)	302,652	3,723
ICG Group Inc (a)	7,478	152		Preformed Line Products Co	1,084	65
ManTech International Corp/VA	46,454	1,386		Premiere Global Services Inc (a)	12,813	163
MedAssets Inc (a)	388,333	8,865		RELM Wireless Corp (a)	1,332	4
Omnicell Inc (a)	4,858	129		RF Industries Ltd	300	2
Progress Software Corp (a)	5,429	117		RF Micro Devices Inc (a)	10,844	92
PTC Inc (a)	7,180	254		RigNet Inc (a)	2,480	116
Sapiens International Corp NV (a)	4,109	32		Shenandoah Telecommunications Co	6,827	191
Schawk Inc	9,764	195		ShoreTel Inc (a)	16,079	121

See accompanying notes

Schedule of Investments SmallCap Value Fund II

April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications (continued)				Water (continued)
Sonus Networks Inc (a)	33,521	$110		California Water Service Group	8,451	$190
Straight Path Communications Inc (a)	1,189	8		Connecticut Water Service Inc	3,349	109
Tessco Technologies Inc	3,376	111		Consolidated Water Co Ltd	14,307	166
UniTek Global Services Inc (a)	1,298	2		Middlesex Water Co	4,927	100
USA Mobility Inc	25,224	432		PICO Holdings Inc (a)	3,936	92
UTStarcom Holdings Corp (a)	7,239	22		SJW Corp	959	26
Vonage Holdings Corp (a)	30,541	117				$933
West Corp	2,229	54		TOTAL COMMON STOCKS		$1,499,904
Westell Technologies Inc (a)	105,613	345		INVESTMENT COMPANIES - 4.21%	Shares Held	Value (000's)
		$35,605
				Publicly Traded Investment Fund - 4.21%
Textiles - 0.13%				BlackRock Liquidity Funds TempFund	44,526,601	44,527
Culp Inc	1,692	30		Portfolio
Dixie Group Inc/The (a)	11,461	173		Goldman Sachs Financial Square Funds -	19,925,095	19,925
G&K Services Inc	21,447	1,135		Money Market Fund
UniFirst Corp/MA	7,760	747		JP Morgan Prime Money Market Fund	1,539,974	1,540
		$2,085				$65,992
Toys, Games & Hobbies - 0.01%				TOTAL INVESTMENT COMPANIES		$65,992
Jakks Pacific Inc	25,395	222		Total Investments		$1,565,896
				Other Assets in Excess of Liabilities, Net - 0.10%		$1,600
				TOTAL NET ASSETS - 100.00%		$1,567,496
Transportation - 2.39%
Air Transport Services Group Inc (a)	108,927	853
Arkansas Best Corp	81,760	3,223		(a) Non-Income Producing Security
Atlas Air Worldwide Holdings Inc (a)	53,204	1,862		(b) Security is Illiquid
Baltic Trading Ltd	47,915	287		(c)		Fair value of these investments is determined in good faith by the
Bristow Group Inc	100,896	7,749		Manager under procedures established and periodically reviewed by the
CAI International Inc (a)	6,463	141		Board of Directors. At the end of the period, the fair value of these
Celadon Group Inc	113,072	2,602		securities totaled $234 or 0.01% of net assets.
Con-way Inc	170,900	7,260
Covenant Transportation Group Inc (a)	11,049	113
DHT Holdings Inc	10,525	82
Eagle Bulk Shipping Inc (a)	13,988	41		Portfolio Summary (unaudited)
Era Group Inc (a)	44,075	1,259		Sector		Percent
GasLog Ltd	6,136	164		Financial		26.92%
Gulfmark Offshore Inc	65,924	2,967		Industrial		16.71%
International Shipholding Corp	13,918	375		Consumer, Cyclical		12.58%
Knightsbridge Tankers Ltd	9,491	113		Consumer, Non-cyclical		12.22%
Marten Transport Ltd	67,032	1,573		Technology		10.40%
Matson Inc	50,952	1,207		Energy		7 .67%
Nordic American Tankers Ltd	13,295	115		Exchange Traded Funds		4 .21%
Overseas Shipholding Group Inc (a),(b)	34,268	195		Communications		3 .83%
PAM Transportation Services Inc (a)	10,768	268		Basic Materials		3 .60%
Patriot Transportation Holding Inc (a)	960	33		Utilities		1 .68%
PHI Inc (a)	16,377	734		Diversified		0 .07%
Providence and Worcester Railroad Co	4,798	84		Government		0 .01%
Quality Distribution Inc (a)	41,270	518		Other Assets in Excess of Liabilities, Net		0 .10%
Saia Inc (a)	19,069	785		TOTAL NET ASSETS		100.00%
Scorpio Bulkers Inc (a)	19,941	178
Scorpio Tankers Inc	32,829	296
Ship Finance International Ltd	19,926	352
Teekay Tankers Ltd	19,292	67
Tidewater Inc	5,070	258
Ultrapetrol Bahamas Ltd (a)	21,454	61
USA Truck Inc (a)	8,609	143
UTI Worldwide Inc	38,630	378
Werner Enterprises Inc	29,312	750
XPO Logistics Inc (a)	7,577	206
YRC Worldwide Inc (a)	4,864	109
		$37,401

Trucking & Leasing - 0.82%
AMERCO	12,249	3,064
GATX Corp	91,429	6,000
Greenbrier Cos Inc/The (a)	62,048	3,254
TAL International Group Inc	4,568	192
Textainer Group Holdings Ltd	2,456	97
Willis Lease Finance Corp (a)	8,412	170
		$12,777

Water - 0.06%
American States Water Co	8,219	250
See accompanying notes				394

		Schedule of Investments
SmallCap Value Fund II
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	604	$68,767	$67,865	$(902)
Total					$(902)
Amounts in thousands except contracts

See accompanying notes

Glossary to the Schedule of Investments
April 30, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar

See accompanying notes

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
BOND & MORTGAGE SECURITIES FUND
Class J shares
2014	(c)	$10 .86	$0 .12	$0 .12	$0 .24	($0.12)	$–	($0.12)	$10 .98
2013		11 .16	0 .24	(0.31)	(0.07)	(0.23)	–	(0.23)	10 .86
2012		10 .69	0 .28	0 .51	0 .79	(0.32)	–	(0.32)	11 .16
2011		10 .63	0 .37	0 .07	0 .44	(0.37)	(0.01)	(0.38)	10 .69
2010		9.74	0.40	0.81	1.21	(0.32)	–	(0.32)	10 .63
2009		8.56	0.43	1.11	1.54	(0.36)	–	(0.36)	9.74
Institutional shares
2014	(c)	10 .79	0 .14	0 .12	0 .26	(0.14)	–	(0.14)	10 .91
2013		11 .09	0 .28	(0.30)	(0.02)	(0.28)	–	(0.28)	10 .79
2012		10 .62	0 .33	0 .51	0 .84	(0.37)	–	(0.37)	11 .09
2011		10 .57	0 .41	0 .07	0 .48	(0.42)	(0.01)	(0.43)	10 .62
2010		9.68	0.45	0.82	1.27	(0.38)	–	(0.38)	10 .57
2009		8.51	0.48	1.10	1.58	(0.41)	–	(0.41)	9.68
R-1 shares
2014	(c)	10 .79	0 .09	0 .13	0 .22	(0.10)	–	(0.10)	10 .91
2013		11 .09	0 .19	(0.31)	(0.12)	(0.18)	–	(0.18)	10 .79
2012		10 .62	0 .24	0 .50	0 .74	(0.27)	–	(0.27)	11 .09
2011		10 .57	0 .32	0 .07	0 .39	(0.33)	(0.01)	(0.34)	10 .62
2010		9.68	0.37	0.81	1.18	(0.29)	–	(0.29)	10 .57
2009		8.51	0.40	1.11	1.51	(0.34)	–	(0.34)	9.68
R-2 shares
2014	(c)	10 .70	0 .10	0 .11	0 .21	(0.10)	–	(0.10)	10 .81
2013		10 .99	0 .20	(0.29)	(0.09)	(0.20)	–	(0.20)	10 .70
2012		10 .53	0 .25	0 .50	0 .75	(0.29)	–	(0.29)	10 .99
2011		10 .48	0 .33	0 .07	0 .40	(0.34)	(0.01)	(0.35)	10 .53
2010		9.61	0.38	0.80	1.18	(0.31)	–	(0.31)	10 .48
2009		8.45	0.41	1.10	1.51	(0.35)	–	(0.35)	9.61
R-3 shares
2014	(c)	10 .74	0 .11	0 .11	0 .22	(0.11)	–	(0.11)	10 .85
2013		11 .03	0 .22	(0.29)	(0.07)	(0.22)	–	(0.22)	10 .74
2012		10 .57	0 .27	0 .50	0 .77	(0.31)	–	(0.31)	11 .03
2011		10 .52	0 .35	0 .07	0 .42	(0.36)	(0.01)	(0.37)	10 .57
2010		9.64	0.40	0.80	1.20	(0.32)	–	(0.32)	10 .52
2009		8.48	0.43	1.09	1.52	(0.36)	–	(0.36)	9.64
R-4 shares
2014	(c)	10 .92	0 .12	0 .12	0 .24	(0.12)	–	(0.12)	11 .04
2013		11 .22	0 .24	(0.30)	(0.06)	(0.24)	–	(0.24)	10 .92
2012		10 .74	0 .29	0 .52	0 .81	(0.33)	–	(0.33)	11 .22
2011		10 .68	0 .38	0 .07	0 .45	(0.38)	(0.01)	(0.39)	10 .74
2010		9.78	0.42	0.82	1.24	(0.34)	–	(0.34)	10 .68
2009		8.60	0.45	1.11	1.56	(0.38)	–	(0.38)	9.78
R-5 shares
2014	(c)	10 .75	0 .12	0 .12	0 .24	(0.13)	–	(0.13)	10 .86
2013		11 .04	0 .25	(0.29)	(0.04)	(0.25)	–	(0.25)	10 .75
2012		10 .58	0 .30	0 .50	0 .80	(0.34)	–	(0.34)	11 .04
2011		10 .53	0 .38	0 .07	0 .45	(0.39)	(0.01)	(0.40)	10 .58
2010		9.65	0.43	0.80	1.23	(0.35)	–	(0.35)	10 .53
2009		8.48	0.46	1.10	1.56	(0.39)	–	(0.39)	9.65

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.24%(d),(e)		$168,131	0.94%	(f)	1.02%(f)	2.15%	(f)	204 .0%	(f)
(0.61)	(e)	173,945	0 .94		1 .14	2 .17		205 .6
7.49	(e)	201,223	0 .99		1 .20	2 .60		218 .6
4.27	(e)	203,129	0 .98		1 .12	3 .46		265 .5
12 .71	(e)	209,290	1 .08		1 .15	3 .98		357 .4
18 .65	(e)	191,259	1 .12		1 .17	4 .93		365 .1

2.47	(d)	2,210,280	0 .52 (f)	,(g)	–	2.58	(f)	204 .0	(f)
(0.20)		1,925,899	0 .52	(g)	–	2.58		205 .6
8 .04		1,828,579	0 .53	(g)	–	3.04		218 .6
4 .67		1,478,603	0 .53	(g)	–	3.91		265 .5
13.41		1,438,541	0.53	(g)	–	4.53		357 .4
19.31		1,512,248	0.53	(g)	–	5.58		365 .1

2.03	(d)	5,835	1 .40	(f)	–	1.70	(f)	204 .0	(f)
(1.07)		5,969	1 .40		–	1.71		205 .6
7.10		11,645	1.41		–	2.18		218 .6
3.75		11,158	1.41		–	3.03		265 .5
12.43		10,669	1.41		–	3.66		357 .4
18.28		9,763	1.41		–	4.59		365 .1

2.02	(d)	12,371	1.27	(f)	–	1.83	(f)	204 .0	(f)
(0.85)		14,978	1.27		–	1.83		205 .6
7.21		19,392	1.28		–	2.32		218 .6
3.93		20,576	1.28		–	3.18		265 .5
12.46		28,778	1.28		–	3.78		357 .4
18.45		29,688	1.28		–	4.77		365 .1

2.10	(d)	31,026	1.09	(f)	–	2.01	(f)	204 .0	(f)
(0.67)		32,743	1.09		–	2.01		205 .6
7.37		38,896	1.10		–	2.50		218 .6
4.10		41,063	1.10		–	3.34		265 .5
12.73		41,586	1.10		–	3.97		357 .4
18.59		45,851	1.10		–	4.97		365 .1

2.25	(d)	27,815	0.90	(f)	–	2.20	(f)	204 .0	(f)
(0.57)		30,315	0.90		–	2.20		205 .6
7.64		37,187	0.91		–	2.67		218 .6
4.32		32,495	0.91		–	3.53		265 .5
12.95		36,175	0.91		–	4.14		357 .4
18.78		25,843	0.91		–	5.13		365 .1

2.26	(d)	45,553	0.78	(f)	–	2.32	(f)	204 .0	(f)
(0.37)		44,281	0.78		–	2.32		205 .6
7.70		70,930	0.79		–	2.79		218 .6
4.41		63,753	0.79		–	3.66		265 .5
13.06		59,861	0.79		–	4.26		357 .4
19.08		58,888	0.79		–	5.27		365 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
CORE PLUS BOND FUND I
Institutional shares
2014	(b)	$11 .21	$0 .09	$–	$0 .09	($0 .27)	$–	($0 .27)	$11 .03
2013		11.75	0.21	(0.24)	(0.03)	(0.35)	(0.16)	(0.51)	11.21
2012		11 .10	0 .29	0 .67	0 .96	(0 .31)	–	(0 .31)	11 .75
2011		11.65	0.31	(0.28)	0.03	(0.17)	(0.41)	(0.58)	11.10
2010		11.04	0.25	0.78	1.03	(0.31)	(0.11)	(0.42)	11.65
2009		9.95	0.36	1.01	1.37	(0.24)	(0.04)	(0.28)	11.04
R-1 shares
2014	(b)	11.05	0.05	–	0.05	(0.16)	–	(0.16)	10.94
2013		11.61	0.11	(0.25)	(0.14)	(0.26)	(0.16)	(0.42)	11.05
2012		11 .00	0 .19	0 .67	0 .86	(0 .25)	–	(0 .25)	11 .61
2011		11.59	0.21	(0.27)	(0.06)	(0.12)	(0.41)	(0.53)	11.00
2010		11.00	0.15	0.77	0.92	(0.22)	(0.11)	(0.33)	11.59
2009		9.94	0.28	1.01	1.29	(0.19)	(0.04)	(0.23)	11.00
R-2 shares
2014	(b)	11.10	0.05	–	0.05	(0.18)	–	(0.18)	10.97
2013		11.63	0.12	(0.24)	(0.12)	(0.25)	(0.16)	(0.41)	11.10
2012		11 .01	0 .21	0 .67	0 .88	(0 .26)	–	(0 .26)	11 .63
2011		11.60	0.23	(0.28)	(0.05)	(0.13)	(0.41)	(0.54)	11.01
2010		11.00	0.17	0.77	0.94	(0.23)	(0.11)	(0.34)	11.60
2009		9.94	0.29	1.02	1.31	(0.21)	(0.04)	(0.25)	11.00
R-3 shares
2014	(b)	11.14	0.06	(0.01)	0.05	(0.19)	–	(0.19)	11.00
2013		11.66	0.14	(0.24)	(0.10)	(0.26)	(0.16)	(0.42)	11.14
2012		11 .03	0 .23	0 .67	0 .90	(0 .27)	–	(0 .27)	11 .66
2011		11.61	0.25	(0.28)	(0.03)	(0.14)	(0.41)	(0.55)	11.03
2010		11.01	0.19	0.77	0.96	(0.25)	(0.11)	(0.36)	11.61
2009		9.94	0.31	1.01	1.32	(0.21)	(0.04)	(0.25)	11.01
R-4 shares
2014	(b)	11.18	0.07	–	0.07	(0.22)	–	(0.22)	11.03
2013		11.73	0.17	(0.25)	(0.08)	(0.31)	(0.16)	(0.47)	11.18
2012		11 .09	0 .25	0 .68	0 .93	(0 .29)	–	(0 .29)	11 .73
2011		11.66	0.27	(0.28)	(0.01)	(0.15)	(0.41)	(0.56)	11.09
2010		11.06	0.21	0.76	0.97	(0.26)	(0.11)	(0.37)	11.66
2009		9.94	0.32	1.05	1.37	(0.21)	(0.04)	(0.25)	11.06
R-5 shares
2014	(b)	11.17	0.08	(0.01)	0.07	(0.23)	–	(0.23)	11.01
2013		11.72	0.18	(0.24)	(0.06)	(0.33)	(0.16)	(0.49)	11.17
2012		11 .08	0 .26	0 .67	0 .93	(0 .29)	–	(0 .29)	11 .72
2011		11.64	0.28	(0.27)	0.01	(0.16)	(0.41)	(0.57)	11.08
2010		11.04	0.22	0.77	0.99	(0.28)	(0.11)	(0.39)	11.64
2009		9.94	0.34	1.03	1.37	(0.23)	(0.04)	(0.27)	11.04

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

0.83	%(c)	$3,405,941	0.56	%(d)	1.71	%(d)	389.6	%(d)
(0 .28)		3,236,866	0 .56		1 .86		254 .1
8 .93		3,396,895	0 .56		2 .57		274 .5
0 .45		2,982,944	0 .57		2 .81		339 .9
9 .57		2,869,003	0 .58	(e)	2 .26		186 .8
13.92		2,058,784	0.60	(e)	3.39		356.2

0.45	(c)	3,166	1.44	(d)	0.83	(d)	389.6	(d)
(1 .26)		3,303	1 .43		0 .99		254 .1
7 .98		3,541	1 .44		1 .70		274 .5
(0 .37)		3,165	1 .44		1 .94		339 .9
8 .56		3,446	1 .45	(e)	1 .35		186 .8
13.07		1,572	1.47	(e)	2.63		356.2

0.47	(c)	4,915	1.31	(d)	0.96	(d)	389.6	(d)
(1 .05)		4,551	1 .30		1 .11		254 .1
8 .14		5,894	1 .31		1 .90		274 .5
(0 .29)		8,343	1 .31		2 .07		339 .9
8 .74		8,899	1 .32	(e)	1 .51		186 .8
13.25		6,139	1.34	(e)	2.66		356.2

0.50	(c)	12,138	1.13	(d)	1.14	(d)	389.6	(d)
(0.86)		13,012	1.12		1.28		254.1
8.34		20,281	1.13		2.01		274.5
(0.11)		22,367	1.13		2.25		339.9
8.94		24,917	1.14	(e)	1.69		186.8
13.35		14,771	1.16	(e)	2.89		356.2

0.63	(c)	7,073	0.94	(d)	1.33	(d)	389.6	(d)
(0 .74)		7,955	0 .93		1 .49		254 .1
8.58		13,861	0.94		2.21		274.5
0.08		11,005	0.94		2.44		339.9
9 .06		8,217	0 .95	(e)	1 .87		186 .8
13.93		7,675	0.97	(e)	3.01		356.2

0.68	(c)	28,674	0.82	(d)	1.45	(d)	389.6	(d)
(0.57)		30,866	0.81		1.63		254.1
8.66		35,517	0.82		2.33		274.5
0.23		27,060	0.82		2.56		339.9
9.21		30,083	0.83	(e)	1.95		186.8
13.85		8,281	0.85	(e)	3.15		356.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2014	(c)	$11 .67	$0 .07	$0 .35	$0 .42	($0.19)	($0.19)	$11.90	3.59%(d),(e)
2013		9.77	0.15	1.92	2.07	(0 .17)	(0 .17)	11 .67	21 .40	(e)
2012		9.31	0.16	0.41	0.57	(0 .11)	(0 .11)	9.77	6.23	(e)
2011		9.70	0.15	(0 .45)	(0.30)	(0 .09)	(0 .09)	9.31	(3.16	) (e)
2010		8.59	0.08	1.14	1.22	(0 .11)	(0 .11)	9.70	14.31	(e)
2009		7.37	0.09	1.28	1.37	(0 .15)	(0 .15)	8.59	19.01	(e)
Institutional shares
2014	(c)	11 .77	0 .10	0 .34	0 .44	(0 .23)	(0 .23)	11 .98	3 .80	(d)
2013		9.87	0.20	1.92	2.12	(0 .22)	(0 .22)	11 .77	21 .79
2012		9.40	0.21	0.41	0.62	(0 .15)	(0 .15)	9.87	6.76
2011		9.79	0.20	(0 .44)	(0.24)	(0 .15)	(0 .15)	9.40	(2.61)
2010		8.67	0.13	1.15	1.28	(0 .16)	(0 .16)	9.79	14.90
2009		7.44	0.14	1.31	1.45	(0 .22)	(0 .22)	8.67	20.01
R-1 shares
2014	(c)	11 .70	0 .05	0 .34	0 .39	(0 .12)	(0 .12)	11 .97	3 .34	(d)
2013		9.80	0.11	1.91	2.02	(0 .12)	(0 .12)	11 .70	20 .82
2012		9.33	0.13	0.40	0.53	(0 .06)	(0 .06)	9.80	5.81
2011		9.72	0.11	(0 .44)	(0.33)	(0 .06)	(0 .06)	9.33	(3.48)
2010		8.62	0.05	1.15	1.20	(0 .10)	(0 .10)	9.72	13.95
2009		7.38	0.08	1.29	1.37	(0 .13)	(0 .13)	8.62	18.88
R-2 shares
2014	(c)	11 .67	0 .05	0 .34	0 .39	(0 .14)	(0 .14)	11 .92	3 .38	(d)
2013		9.77	0.12	1.92	2.04	(0 .14)	(0 .14)	11 .67	21 .04
2012		9.30	0.14	0.40	0.54	(0 .07)	(0 .07)	9.77	5.92
2011		9.69	0.12	(0 .44)	(0.32)	(0 .07)	(0 .07)	9.30	(3.39)
2010		8.58	0.06	1.15	1.21	(0 .10)	(0 .10)	9.69	14.18
2009		7.34	0.09	1.28	1.37	(0 .13)	(0 .13)	8.58	18.96
R-3 shares
2014	(c)	11 .72	0 .06	0 .35	0 .41	(0 .17)	(0 .17)	11 .96	3 .50	(d)
2013		9.83	0.14	1.91	2.05	(0 .16)	(0 .16)	11 .72	21 .11
2012		9.35	0.16	0.41	0.57	(0 .09)	(0 .09)	9.83	6.24
2011		9.75	0.14	(0 .45)	(0.31)	(0 .09)	(0 .09)	9.35	(3.25)
2010		8.64	0.08	1.15	1.23	(0 .12)	(0 .12)	9.75	14.29
2009		7.40	0.10	1.29	1.39	(0 .15)	(0 .15)	8.64	19.23
R-4 shares
2014	(c)	11 .90	0 .07	0 .35	0 .42	(0 .19)	(0 .19)	12 .13	3 .56	(d)
2013		9.97	0.16	1.95	2.11	(0 .18)	(0 .18)	11 .90	21 .44
2012		9.49	0.18	0.41	0.59	(0 .11)	(0 .11)	9.97	6.35
2011		9.89	0.17	(0 .46)	(0.29)	(0 .11)	(0 .11)	9.49	(3.04)
2010		8.75	0.09	1.18	1.27	(0 .13)	(0 .13)	9.89	14.63
2009		7.51	0.12	1.30	1.42	(0 .18)	(0 .18)	8.75	19.43
R-5 shares
2014	(c)	11 .88	0 .09	0 .35	0 .44	(0 .21)	(0 .21)	12 .11	3 .69	(d)
2013		9.96	0.17	1.94	2.11	(0 .19)	(0 .19)	11 .88	21 .51
2012		9.48	0.19	0.41	0.60	(0 .12)	(0 .12)	9.96	6.50
2011		9.88	0.18	(0 .46)	(0.28)	(0 .12)	(0 .12)	9.48	(2.90)
2010		8.67	0.11	1.24	1.35	(0 .14)	(0 .14)	9.88	15.71	(h)
2009		7.44	0.12	1.30	1.42	(0 .19)	(0 .19)	8.67	19.54

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$206,375	1 .29	%(f)	1.36%(f)	1.28	%(f)	79 .3	%(f)
204,288	1.30		1.50	1.43		76.9
183,831	1.40		1.59	1.76		74.2
194,184	1.38		1.52	1.52		75.7	(g)
179,226	1.51		1.58	0.86		105.9
166,334	1.55		1.60	1.29		115.6

4,613,829	0.86	(f)	–	1.75	(f)	79 .3	(f)
4,208,838	0.87		0.87	1.89		76.9
2,833,609	0.89		0.89	2.25		74.2
2,101,900	0.91		0.91	1.95		75.7	(g)
1,087,289	0.92		0.92	1.49		105.9
736,705	0.91		0.91	1.95		115.6

6,897	1 .73	(f)	–	0.83	(f)	79 .3	(f)
7,021	1 .74		–	0.99		76.9
7,944	1 .76		–	1.42		74.2
8,504	1 .79		–	1.11		75.7	(g)
9,424	1 .79		–	0.60		105.9
9,081	1 .79		–	1.04		115.6

10,367	1.60	(f)	–	0.88	(f)	79 .3	(f)
12,328	1.61		–	1.13		76.9
13,572	1.63		–	1.54		74.2
15,277	1.66		–	1.25		75.7	(g)
19,385	1.66		–	0.70		105.9
20,324	1.66		–	1.17		115.6

54,870	1.42	(f)	–	1.11	(f)	79 .3	(f)
56,229	1.43		–	1.30		76.9
53,185	1.45		–	1.70		74.2
61,344	1.48		–	1.44		75.7	(g)
67,216	1.48		–	0.88		105.9
69,007	1.48		–	1.36		115.6

44,358	1.23	(f)	–	1.26	(f)	79 .3	(f)
51,609	1.24		–	1.51		76.9
41,896	1.26		–	1.91		74.2
43,879	1.29		–	1.63		75.7	(g)
49,117	1.29		–	1.05		105.9
50,972	1.29		–	1.55		115.6

85,948	1.11	(f)	–	1.46	(f)	79 .3	(f)
81,793	1.12		–	1.60		76.9
80,363	1.14		–	2.00		74.2
80,613	1.17		–	1.75		75.7	(g)
76,608	1.17		–	1.18		105.9
82,482	1.17		–	1.66		115.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(h)	In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
EQUITY INCOME FUND
Institutional shares
2014	(b)	$23.17	$0.36	$1.96	$2.32	($0.30)	($0.30)	$25.19	10.06	%(c)
2013		19 .49	0 .64	3 .65	4 .29	(0 .61)	(0 .61)	23 .17	22 .39
2012		17 .59	0 .58	1 .87	2 .45	(0 .55)	(0 .55)	19 .49	14 .10
2011		16.93	0.56	0.64	1.20	(0 .54)	(0.54)	17.59	7.15
2010		14 .40	0 .50	2 .49	2 .99	(0 .46)	(0 .46)	16 .93	21 .03
2009		13.82	0.45	0.61	1.06	(0 .48)	(0.48)	14.40	8.07
R-1 shares
2014	(b)	23.06	0.25	1.96	2.21	(0 .20)	(0.20)	25.07	9.59	(c)
2013		19 .40	0 .45	3 .64	4 .09	(0 .43)	(0 .43)	23 .06	21 .36
2012		17 .52	0 .42	1 .86	2 .28	(0 .40)	(0 .40)	19 .40	13 .09
2011		16.89	0.39	0.66	1.05	(0 .42)	(0.42)	17.52	6.23
2010	(e)	15.52	0.23	1.40	1.63	(0 .26)	(0.26)	16.89	10.62	(c)
R-2 shares
2014	(b)	23.13	0.27	1.96	2.23	(0 .21)	(0.21)	25.15	9.68	(c)
2013		19 .46	0 .48	3 .65	4 .13	(0 .46)	(0 .46)	23 .13	21 .48
2012		17 .57	0 .43	1 .89	2 .32	(0 .43)	(0 .43)	19 .46	13 .29
2011		16.89	0.41	0.66	1.07	(0 .39)	(0.39)	17.57	6.39
2010	(e)	15.52	0.21	1.43	1.64	(0 .27)	(0.27)	16.89	10.67	(c)
R-3 shares
2014	(b)	23.07	0.29	1.96	2.25	(0 .23)	(0.23)	25.09	9.80	(c)
2013		19 .41	0 .51	3 .65	4 .16	(0 .50)	(0 .50)	23 .07	21 .72
2012		17 .53	0 .46	1 .88	2 .34	(0 .46)	(0 .46)	19 .41	13 .45
2011		16.89	0.45	0.64	1.09	(0 .45)	(0.45)	17.53	6.53
2010	(e)	15.52	0.25	1.40	1.65	(0 .28)	(0.28)	16.89	10.81	(c)
R-4 shares
2014	(b)	23.12	0.31	1.96	2.27	(0 .26)	(0.26)	25.13	9.84	(c)
2013		19 .45	0 .55	3 .66	4 .21	(0 .54)	(0 .54)	23 .12	21 .94
2012		17 .56	0 .49	1 .89	2 .38	(0 .49)	(0 .49)	19 .45	13 .70
2011		16.92	0.46	0.66	1.12	(0 .48)	(0.48)	17.56	6.70
2010	(e)	15.52	0.20	1.49	1.69	(0 .29)	(0.29)	16.92	11.03	(c)
R-5 shares
2014	(b)	23.15	0.33	1.96	2.29	(0 .27)	(0.27)	25.17	9.93	(c)
2013		19 .47	0 .59	3 .65	4 .24	(0 .56)	(0 .56)	23 .15	22 .11
2012		17 .58	0 .51	1 .89	2 .40	(0 .51)	(0 .51)	19 .47	13 .81
2011		16.93	0.50	0.65	1.15	(0 .50)	(0.50)	17.58	6.86
2010	(e)	15.52	0.15	1.55	1.70	(0 .29)	(0.29)	16.93	11.11	(c)

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

Ratio of Net
	Ratio of Expenses		Investment Income
Net Assets, End of	to Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$4,105,504	0 .52	%(d)	3 .00	%(d)	12 .5	%(d)
3,791,024	0 .52		2 .99		16 .4
3,105,517	0 .52		3 .09		23 .5
2,527,743	0 .52		3 .20		16 .6
1,828,045	0 .52		3 .16		22 .1
1,097,669	0 .53		3 .47		35 .3

3,756	1 .39	(d)	2 .12	(d)	12 .5	(d)
3,661	1 .39		2 .11		16 .4
2,790	1 .39		2 .24		23 .5
2,495	1 .39		2 .24		16 .6
374	1 .42	(d)	2 .13	(d)	22 .1	(d)

9,166	1 .26	(d)	2 .26	(d)	12 .5	(d)
8,608	1 .26		2 .27		16 .4
7,317	1 .26		2 .29		23 .5
3,313	1 .26		2 .33		16 .6
371	1 .29	(d)	1 .92	(d)	22 .1	(d)

80,165	1 .08	(d)	2 .44	(d)	12 .5	(d)
72,261	1.08		2.39		16.4
44,323	1.08		2.47		23.5
22,727	1.08		2.56		16.6
3,815	1 .11	(d)	2 .39	(d)	22 .1	(d)

57,363	0 .89	(d)	2 .63	(d)	12 .5	(d)
50,967	0.89		2.59		16.4
31,695	0.89		2.61		23.5
11,013	0.89		2.65		16.6
750	0 .92	(d)	1 .87	(d)	22 .1	(d)

157,857	0 .77	(d)	2 .75	(d)	12 .5	(d)
142,322	0 .77		2 .73		16 .4
106,715	0 .77		2 .71		23 .5
27,719	0.77		2.87		16.6
5,904	0 .80	(d)	1 .37	(d)	22 .1	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2014	(b)	$14.19	$0.34	$0.51	$0.85	($0.37)	$–	($0.37)	$14.67
2013		14.10	0.71	0.21	0.92	(0.71)	(0.12)	(0.83)	14.19
2012		12.94	0.81	1.15	1.96	(0.76)	(0.04)	(0.80)	14.10
2011		13.31	0.83	(0 .35)	0.48	(0.74)	(0.11)	(0.85)	12.94
2010		12.72	0.77	1.67	2.44	(0.80)	(1.05)	(1.85)	13.31
2009	(g)	10.00	0.67	2.72	3.39	(0.67)	–	(0.67)	12.72

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and		Ratio of Net
			Ratio of Expenses		Interest Expense on		Investment Income
		Net Assets, End of	to Average Net		Shorts and Short		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Sale Fees)		Assets		Turnover Rate

6.07	%(c)	$1,094,962	0.82	%(d)	0.77	%(d)	4.76	%(d)	85.1	%(d)
6.75		876,282	0.83	(e)	0.78	(f)	5.02		79.0
15.67		751,759	0.80	(e)	N/A		6.01		50.8
3 .61		553,989	0 .81	(e)	N/A		6 .27		47 .6
21.42		224,071	0.87	(e)	N/A		6.13		75.5
35 .24	(c)	72,681	0 .90 (d)	,(e)	N/A (d)		7 .00	(d)	182 .5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(g)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2014	(b)	$8 .79	$0 .07	$0 .22	$0 .29	($0 .13)	($0 .28)	($0 .41)	$8 .67
2013		8.25	0.16	0.99	1.15	(0 .46)	(0.15)	(0.61)	8.79
2012		7.07	0.15	1.21	1.36	(0 .18)	–	(0.18)	8.25
2011		7.18	0.12	(0.07)	0.05	(0 .12)	(0.04)	(0.16)	7.07
2010		5.67	0.13	1.66	1.79	(0 .28)	–	(0.28)	7.18
2009		5.03	0.14	0.77	0.91	(0 .27)	–	(0.27)	5.67

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Assets	Turnover Rate

3.64	%(c)	$1,692,276	0.90%(d),(e)		1.77%(d)	32.5%(d)
14.49		1,470,065	0.92	(e)	1.86	52.4
19.67		1,077,821	0.93	(e)	1.92	87.9
0.74		246,174	0.95	(e)	1.67	78.8
32 .52	(f)	9	0 .95	(e)	2 .23	194 .8
19.46		1,134	0.95	(e)	3.12	131.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of e	Incom	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2014	(c)	$10 .99	$0 .12	$0 .02	$0 .14	($0.15)	($0.15)	$10.98	1.31%(d),(e)
2013		11 .38	0 .23	(0 .31)	(0.08)	(0 .31)	(0 .31)	10 .99	(0.75	) (e)
2012		11 .28	0 .29	0 .19	0 .48	(0 .38)	(0 .38)	11 .38	4 .28	(e)
2011		11 .30	0 .35	0 .02	0 .37	(0 .39)	(0 .39)	11 .28	3 .40	(e)
2010		10 .90	0 .40	0 .43	0 .83	(0 .43)	(0 .43)	11 .30	7 .73	(e)
2009	(g)	10 .68	0 .38	0 .23	0 .61	(0 .39)	(0 .39)	10 .90	5 .87 (d)	,(e)
Institutional shares
2014	(c)	10 .98	0 .14	0 .02	0 .16	(0 .17)	(0 .17)	10 .97	1 .52	(d)
2013		11 .37	0 .27	(0 .31)	(0.04)	(0 .35)	(0 .35)	10 .98	(0.33)
2012		11 .27	0 .34	0 .19	0 .53	(0 .43)	(0 .43)	11 .37	4 .80
2011		11 .29	0 .40	0 .03	0 .43	(0 .45)	(0 .45)	11 .27	3 .91
2010		10 .90	0 .46	0 .41	0 .87	(0 .48)	(0 .48)	11 .29	8 .16
2009		10 .35	0 .50	0 .56	1 .06	(0 .51)	(0 .51)	10 .90	10 .42
R-1 shares
2014	(c)	10 .99	0 .10	0 .02	0 .12	(0 .13)	(0 .13)	10 .98	1 .13	(d)
2013		11 .38	0 .19	(0 .31)	(0.12)	(0 .27)	(0 .27)	10 .99	(1.10)
2012		11 .27	0 .26	0 .19	0 .45	(0 .34)	(0 .34)	11 .38	4 .07
2011		11 .29	0 .32	0 .02	0 .34	(0 .36)	(0 .36)	11 .27	3 .11
2010		10 .90	0 .37	0 .41	0 .78	(0 .39)	(0 .39)	11 .29	7 .32
2009	(g)	10 .68	0 .35	0 .24	0 .59	(0 .37)	(0 .37)	10 .90	5 .61	(d)
R-2 shares
2014	(c)	10 .99	0 .10	0 .03	0 .13	(0 .14)	(0 .14)	10 .98	1 .19	(d)
2013		11 .38	0 .20	(0 .31)	(0.11)	(0 .28)	(0 .28)	10 .99	(0.97)
2012		11 .27	0 .27	0 .20	0 .47	(0 .36)	(0 .36)	11 .38	4 .21
2011		11 .29	0 .33	0 .03	0 .36	(0 .38)	(0 .38)	11 .27	3 .24
2010		10 .90	0 .39	0 .41	0 .80	(0 .41)	(0 .41)	11 .29	7 .46
2009	(g)	10 .68	0 .36	0 .24	0 .60	(0 .38)	(0 .38)	10 .90	5 .73	(d)
R-3 shares
2014	(c)	10 .99	0 .11	0 .03	0 .14	(0 .15)	(0 .15)	10 .98	1 .28	(d)
2013		11 .38	0 .22	(0 .31)	(0.09)	(0 .30)	(0 .30)	10 .99	(0.80)
2012		11 .27	0 .29	0 .20	0 .49	(0 .38)	(0 .38)	11 .38	4 .40
2011		11 .29	0 .35	0 .03	0 .38	(0 .40)	(0 .40)	11 .27	3 .43
2010		10 .90	0 .40	0 .42	0 .82	(0 .43)	(0 .43)	11 .29	7 .66
2009	(g)	10 .68	0 .38	0 .24	0 .62	(0 .40)	(0 .40)	10 .90	5 .90	(d)
R-4 shares
2014	(c)	10 .99	0 .12	0 .03	0 .15	(0 .16)	(0 .16)	10 .98	1 .38	(d)
2013		11 .38	0 .24	(0 .31)	(0.07)	(0 .32)	(0 .32)	10 .99	(0.61)
2012		11 .27	0 .31	0 .20	0 .51	(0 .40)	(0 .40)	11 .38	4 .59
2011		11 .29	0 .37	0 .03	0 .40	(0 .42)	(0 .42)	11 .27	3 .62
2010		10 .90	0 .42	0 .42	0 .84	(0 .45)	(0 .45)	11 .29	7 .86
2009	(g)	10 .68	0 .39	0 .24	0 .63	(0 .41)	(0 .41)	10 .90	6 .07	(d)
R-5 shares
2014	(c)	11 .00	0 .13	0 .02	0 .15	(0 .17)	(0 .17)	10 .98	1 .34	(d)
2013		11 .39	0 .26	(0 .32)	(0.06)	(0 .33)	(0 .33)	11 .00	(0.49)
2012		11 .28	0 .32	0 .20	0 .52	(0 .41)	(0 .41)	11 .39	4 .72
2011		11 .30	0 .38	0 .03	0 .41	(0 .43)	(0 .43)	11 .28	3 .74
2010		10 .90	0 .44	0 .42	0 .86	(0 .46)	(0 .46)	11 .30	8 .08
2009	(g)	10 .68	0 .41	0 .24	0 .65	(0 .43)	(0 .43)	10 .90	6 .18	(d)

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

$134,197	0 .92	%(f)	0.99	%(f)	2.15	%(f)	40 .4	%(f)
144,809	0.94		1.14		2.02		41.1
156,522	1.00		1.23		2.53		52.8
123,734	1.00		1.16		3.11		104.7
112,730	1.00		1.20		3.63		51.2
94,354	1.00	(f)	1.29	(f)	3.96	(f)	26 .6	(f)

1,118,786	0.51	(f)	–		2.56	(f)	40 .4	(f)
1,098,217	0.51		–		2.45		41.1
1,044,466	0.51		–		3.04		52.8
1,020,836	0.51		–		3.60		104.7
980,476	0.51		–		4.13		51.2
893,919	0.51		–		4.66		26.6

2,658	1 .29 (f)	,(h)	–		1.78	(f)	40 .4	(f)
3,151	1 .29	(h)	–		1.67		41.1
3,722	1 .29	(h)	–		2.25		52.8
3,517	1 .29	(h)	–		2.84		104.7
4,485	1 .29	(h)	–		3.33		51.2
2,796	1 .29 (f)	,(h)	–		3.66	(f)	26 .6	(f)

4,976	1 .16 (f)	,(h)	–		1.91	(f)	40 .4	(f)
5,207	1 .16	(h)	–		1.80		41.1
6,464	1 .16	(h)	–		2.39		52.8
7,276	1 .16	(h)	–		2.96		104.7
8,002	1 .16	(h)	–		3.48		51.2
8,843	1 .16 (f)	,(h)	–		3.80	(f)	26 .6	(f)

16,200	0.98 (f)	,(h)	–		2.09	(f)	40 .4	(f)
17,952	0.98	(h)	–		1.98		41.1
21,930	0.98	(h)	–		2.56		52.8
20,798	0.98	(h)	–		3.13		104.7
20,070	0.98	(h)	–		3.63		51.2
11,551	0.98 (f)	,(h)	–		3.98	(f)	26 .6	(f)

10,594	0.79 (f)	,(h)	–		2.28	(f)	40 .4	(f)
10,708	0.79	(h)	–		2.17		41.1
11,093	0.79	(h)	–		2.75		52.8
9,295	0 .79	(h)	–		3.31		104.7
7,364	0 .79	(h)	–		3.82		51.2
4,235	0 .79 (f)	,(h)	–		4.17	(f)	26 .6	(f)

18,012	0.67 (f)	,(h)	–		2.40	(f)	40 .4	(f)
19,242	0.67	(h)	–		2.29		41.1
21,996	0.67	(h)	–		2.87		52.8
17,909	0.67	(h)	–		3.44		104.7
15,243	0.67	(h)	–		3.95		51.2
11,805	0.67 (f)	,(h)	–		4.29	(f)	26 .6	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Institutional shares
2014	(c)	$7 .90	$0 .23	$0 .13	$0 .36	($0 .25)	($0 .16)	($0 .41)	$7 .85
2013		7.80	0.51	0.20	0.71	(0 .54)	(0.07)	(0.61)	7.90
2012		7.69	0.55	0.39	0.94	(0 .57)	(0.26)	(0.83)	7.80
2011		8.15	0.63	(0.28)	0.35	(0 .66)	(0.15)	(0.81)	7.69
2010		7.59	0.68	0.57	1.25	(0 .69)	–	(0.69)	8.15
2009		6.10	0.64	1.54	2.18	(0 .69)	–	(0.69)	7.59

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

				Ratio of Net
		Ratio of Expenses	Ratio of Gross	Investment Income
	Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

4.71%(d)	$1,020,837	0.58%(e)	0.58%(e)	6.05%(e)	59.1%(e)
9 .31	919,683	0 .58	0 .59	6 .52	69 .6
13.17	721,892	0.56	0.59	7.19	82.6
4 .45	744,655	0 .56	0 .57	7 .91	82 .8
17.23	975,311	0.56	0.57	8.64	77.8
37 .90	800,853	0 .54	–	9 .60	57 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND I
Institutional shares
2014	(b)	$10.76	$0.30	$0.11	$0.41	($0.29)	($0.21)	($0.50)	$10.67
2013		11.37	0.65	0.27	0.92	(1 .22)	(0.31)	(1.53)	10.76
2012		11.05	0.73	0.54	1.27	(0 .73)	(0.22)	(0.95)	11.37
2011		11.64	0.83	(0 .42)	0.41	(0 .85)	(0.15)	(1.00)	11.05
2010		10 .67	0 .94	1 .00	1 .94	(0 .97)	–	(0 .97)	11 .64
2009		8.19	0.91	2.33	3.24	(0 .76)	–	(0.76)	10.67

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

			Ratio of Net
		Ratio of Expenses	Investment Income
	Net Assets, End of	to Average Net	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Assets	Turnover Rate

3.92%(c)	$1,702,836	0.64%(d)	5.63%(d)	44.5%(d)
8 .72	1,495,205	0 .65	6 .00	67 .0
12.65	1,189,513	0.65	6.75	75.0
3 .87	1,633,132	0 .65	7 .50	67 .4
19.54	1,276,786	0.65	8.77	100.0
44 .36	1,015,076	0 .65	10 .34	103 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
INCOME FUND
Class J shares
2014	(c)	$9.67	$0.16	$0.11	$0.27	($0.17)	($0.17)	$9.77	2.86%(d),(e)
2013		10 .00	0 .33	(0 .30)	0 .03	(0 .36)	(0 .36)	9 .67	0 .29	(e)
2012		9.57	0.39	0.45	0.84	(0 .41)	(0 .41)	10.00	9.03	(e)
2011		9.67	0.43	(0 .06)	0.37	(0 .47)	(0 .47)	9.57	3.91	(e)
2010		9.28	0.48	0.41	0.89	(0 .50)	(0 .50)	9.67	9.91	(e)
2009	(g)	9 .24	0 .04	0 .04	0 .08	(0 .04)	(0 .04)	9 .28	0 .92 (d)	,(e)
Institutional shares
2014	(c)	9 .67	0 .18	0 .12	0 .30	(0 .19)	(0 .19)	9 .78	3 .17	(d)
2013		10 .00	0 .37	(0 .30)	0 .07	(0 .40)	(0 .40)	9 .67	0 .74
2012		9.57	0.44	0.46	0.90	(0 .47)	(0 .47)	10.00	9.62
2011		9.68	0.49	(0 .08)	0.41	(0 .52)	(0 .52)	9.57	4.41
2010		9.28	0.54	0.42	0.96	(0 .56)	(0 .56)	9.68	10.65
2009		7.85	0.55	1.44	1.99	(0 .56)	(0 .56)	9.28	26.21
R-1 shares
2014	(c)	9 .68	0 .14	0 .11	0 .25	(0 .15)	(0 .15)	9 .78	2 .62	(d)
2013		10 .00	0 .29	(0 .29)	–	(0 .32)	(0 .32)	9 .68	(0 .02)
2012		9.57	0.36	0.45	0.81	(0 .38)	(0 .38)	10.00	8.68
2011		9.68	0.40	(0 .07)	0.33	(0 .44)	(0 .44)	9.57	3.51
2010	(h)	9 .27	0 .30	0 .40	0 .70	(0 .29)	(0 .29)	9 .68	7 .68	(d)
R-2 shares
2014	(c)	9 .68	0 .15	0 .12	0 .27	(0 .16)	(0 .16)	9 .79	2 .79	(d)
2013		10.01	0.30	(0 .30)	–	(0 .33)	(0 .33)	9.68	0.00
2012		9.58	0.37	0.46	0.83	(0 .40)	(0 .40)	10.01	8.81
2011		9.67	0.42	(0 .06)	0.36	(0 .45)	(0 .45)	9.58	3.85
2010	(h)	9 .27	0 .30	0 .40	0 .70	(0 .30)	(0 .30)	9 .67	7 .67	(d)
R-3 shares
2014	(c)	9 .69	0 .16	0 .11	0 .27	(0 .17)	(0 .17)	9 .79	2 .78	(d)
2013		10 .01	0 .32	(0 .29)	0 .03	(0 .35)	(0 .35)	9 .69	0 .28
2012		9.58	0.39	0.45	0.84	(0 .41)	(0 .41)	10.01	9.00
2011		9.68	0.43	(0 .06)	0.37	(0 .47)	(0 .47)	9.58	3.93
2010	(h)	9 .27	0 .31	0 .41	0 .72	(0 .31)	(0 .31)	9 .68	7 .91	(d)
R-4 shares
2014	(c)	9 .68	0 .17	0 .12	0 .29	(0 .18)	(0 .18)	9 .79	2 .98	(d)
2013		10 .01	0 .34	(0 .30)	0 .04	(0 .37)	(0 .37)	9 .68	0 .37
2012		9.58	0.41	0.45	0.86	(0 .43)	(0 .43)	10.01	9.21
2011		9.68	0.45	(0 .06)	0.39	(0 .49)	(0 .49)	9.58	4.13
2010	(h)	9 .27	0 .32	0 .41	0 .73	(0 .32)	(0 .32)	9 .68	8 .04	(d)
R-5 shares
2014	(c)	9 .67	0 .17	0 .11	0 .28	(0 .18)	(0 .18)	9 .77	2 .94	(d)
2013		10 .00	0 .35	(0 .30)	0 .05	(0 .38)	(0 .38)	9 .67	0 .50
2012		9.57	0.42	0.45	0.87	(0 .44)	(0 .44)	10.00	9.35
2011		9.67	0.46	(0 .06)	0.40	(0 .50)	(0 .50)	9.57	4.26
2010	(h)	9 .27	0 .35	0 .38	0 .73	(0 .33)	(0 .33)	9 .67	8 .03	(d)

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
	Ratio of Expenses		Ratio of Gross		Investment Income
Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

$86,410	0.92	%(f)	0.99	%(f)	3.41	%(f)	12.0	%(f)
88,170	0.96		1.16		3.36		20.7
90,263	1.06		1.25		4.02		14.1
58,259	1.10		1.29		4.54		16.9
36,124	1.10		1.75		5.02		13.1
1,631	1.10	(f)	5.78	(f)	5.24	(f)	30.6	(f)

2,068,976	0.50	(f)	–		3.82	(f)	12.0	(f)
1,907,327	0 .50		–		3.82		20.7
1,763,464	0 .51		–		4 .56		14 .1
1,157,481	0 .52		–		5 .13		16 .9
930,550	0 .52		–		5 .69		13 .1
809,271	0 .51		–		6 .49		30 .6

7,329	1.37	(f)	–		2.94	(f)	12.0	(f)
5,593	1 .37		–		2 .94		20 .7
1,084	1 .38		–		3 .69		14 .1
415	1 .38		–		4 .14		16 .9
18	1.40	(f)	–		4.69	(f)	13.1	(f)

1,611	1.24	(f)	–		3.08	(f)	12.0	(f)
1,208	1 .24		–		3 .07		20 .7
1,157	1 .25		–		3 .77		14 .1
291	1 .25		–		4 .37		16 .9
172	1.27	(f)	–		4.71	(f)	13.1	(f)

23,525	1.06	(f)	–		3.26	(f)	12.0	(f)
21,640	1.06		–		3.25		20.7
16,508	1.07		–		4.01		14.1
8,180	1 .07		–		4.52		16.9
1,472	1.09	(f)	–		4.95	(f)	13.1	(f)

18,411	0.87	(f)	–		3.45	(f)	12.0	(f)
15,785	0.87		–		3.45		20.7
8,155	0 .88		–		4.17		14.1
2,835	0 .88		–		4 .74		16 .9
1,361	0.90	(f)	–		5.03	(f)	13.1	(f)

31,872	0.75	(f)	–		3.56	(f)	12.0	(f)
15,858	0.75		–		3.56		20.7
13,785	0.76		–		4.31		14.1
10,322	0.76		–		4.80		16.9
393	0.78	(f)	–		5.43	(f)	13.1	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from September 30, 2009, date operations commenced, through October 31, 2009.
(h)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INFLATION PROTECTION FUND
Class J shares
2014	(c)	$8 .55	($0.02)	$0 .04	$0 .02	$–	($0.16)	($0.16)	$8 .41
2013		9.15	0.02	(0.61)	(0.59)	(0.01)	–	(0.01)	8.55
2012		8.56	0.02	0.58	0.60	(0.01)	–	(0.01)	9.15
2011		8.17	0.20	0.39	0.59	(0.20)	–	(0.20)	8.56
2010		7.51	0.10	0.67	0.77	(0.11)	–	(0.11)	8.17
2009		7.08	0.03	0.41	0.44	(0.01)	–	(0.01)	7.51
Institutional shares
2014	(c)	8.69	0.02	0.02	0.04	–	(0.16)	(0.16)	8.57
2013		9.29	0.07	(0.62)	(0.55)	(0.05)	–	(0.05)	8.69
2012		8.65	0.09	0.58	0.67	(0.03)	–	(0.03)	9.29
2011		8.24	0.28	0.38	0.66	(0.25)	–	(0.25)	8.65
2010		7.57	0.16	0.67	0.83	(0.16)	–	(0.16)	8.24
2009		7.08	0.11	0.39	0.50	(0.01)	–	(0.01)	7.57
R-1 shares
2014	(c)	8.46	(0 .02)	0.03	0.01	–	(0.16)	(0.16)	8.31
2013		9.09	(0 .02)	(0.60)	(0.62)	(0.01)	–	(0.01)	8.46
2012		8.51	0.02	0.57	0.59	(0.01)	–	(0.01)	9.09
2011		8.13	0.19	0.38	0.57	(0.19)	–	(0.19)	8.51
2010		7.48	0.09	0.67	0.76	(0.11)	–	(0.11)	8.13
2009		7.05	(0 .02)	0.46	0.44	(0.01)	–	(0.01)	7.48
R-2 shares
2014	(c)	8.49	(0 .02)	0.03	0.01	–	(0.16)	(0.16)	8.34
2013		9.11	–	(0.61)	(0.61)	(0.01)	–	(0.01)	8.49
2012		8.52	0.03	0.57	0.60	(0.01)	–	(0.01)	9.11
2011		8.13	0.20	0.39	0.59	(0.20)	–	(0.20)	8.52
2010		7.48	0.10	0.66	0.76	(0.11)	–	(0.11)	8.13
2009		7.05	0.06	0.38	0.44	(0.01)	–	(0.01)	7.48
R-3 shares
2014	(c)	8.54	(0 .02)	0.04	0.02	–	(0.16)	(0.16)	8.40
2013		9.16	0.02	(0.62)	(0.60)	(0.02)	–	(0.02)	8.54
2012		8.55	0.04	0.58	0.62	(0.01)	–	(0.01)	9.16
2011		8.16	0.22	0.38	0.60	(0.21)	–	(0.21)	8.55
2010		7.50	0.12	0.66	0.78	(0.12)	–	(0.12)	8.16
2009		7.06	0.08	0.37	0.45	(0.01)	–	(0.01)	7.50
R-4 shares
2014	(c)	8.58	–	0.03	0.03	–	(0.16)	(0.16)	8.45
2013		9.20	0.04	(0.63)	(0.59)	(0.03)	–	(0.03)	8.58
2012		8.58	0.08	0.55	0.63	(0.01)	–	(0.01)	9.20
2011		8.18	0.27	0.35	0.62	(0.22)	–	(0.22)	8.58
2010		7.52	0.13	0.67	0.80	(0.14)	–	(0.14)	8.18
2009		7.06	0.09	0.38	0.47	(0.01)	–	(0.01)	7.52
R-5 shares
2014	(c)	8.62	0.03	0.01	0.04	–	(0.16)	(0.16)	8.50
2013		9.24	0.06	(0.65)	(0.59)	(0.03)	–	(0.03)	8.62
2012		8.61	0.07	0.58	0.65	(0.02)	–	(0.02)	9.24
2011		8.21	0.25	0.38	0.63	(0.23)	–	(0.23)	8.61
2010		7.54	0.14	0.67	0.81	(0.14)	–	(0.14)	8.21
2009		7.07	0.04	0.44	0.48	(0.01)	–	(0.01)	7.54

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.25%(d),(e)		$8,859	1.13%	(f)	1.20%(f)	(0 .52)%	(f)	78 .0%	(f)
(6 .45)	(e)	9,894	0 .86		1 .06	0 .25		100 .9
7.00	(e)	15,135	1.15		1.52	0.25		152.9
7.42	(e)	13,502	1.10		1.24	2.51		131.9
10 .40	(e)	7,613	1 .15		1 .33	1 .31		85 .3
6.20	(e)	6,443	1 .15		1 .46	0 .49		109 .5

0.48	(d)	978,316	0 .40	(f)	–	0.37	(f)	78 .0	(f)
(6 .00)		773,261	0 .40		–	0.79		100.9
7 .78		740,023	0 .40		–	1.04		152.9
8 .19		720,534	0 .40		–	3.37		131.9
11 .10		550,781	0 .41		–	2.04		85.3
7 .10		439,388	0 .41		–	1.55		109.5

0.13	(d)	897	1 .28	(f)	–	(0.56)	(f)	78 .0	(f)
(6 .83)		910	1 .28		–	(0 .21)		100 .9
6 .89		1,821	1 .28		–	0.19		152.9
7 .23		1,315	1 .28		–	2.39		131.9
10.20		660	1.29		–	1.16		85.3
6.21		367	1.29		–	(0 .31)		109 .5

0.13	(d)	620	1 .15	(f)	–	(0.59)	(f)	78 .0	(f)
(6 .73)		752	1 .15		–	0.01		100.9
7 .01		1,263	1 .15		–	0.35		152.9
7 .46		1,063	1 .15		–	2.50		131.9
10.30		1,078	1.16		–	1.26		85.3
6.22		732	1.16		–	0.86		109.5

0.25	(d)	5,309	0 .97	(f)	–	(0.41)	(f)	78 .0	(f)
(6 .54)		6,353	0 .97		–	0.22		100.9
7 .24		5,447	0 .97		–	0.47		152.9
7 .57		4,487	0 .97		–	2.74		131.9
10.56		2,759	0.98		–	1.49		85.3
6 .37		1,041	0 .98		–	1.12		109.5

0.37	(d)	1,909	0 .78	(f)	–	(0.03)	(f)	78 .0	(f)
(6 .42)		1,655	0 .78		–	0.47		100.9
7 .38		1,995	0 .78		–	0.88		152.9
7.83		837	0.78		–	3.36		131.9
10.70		896	0.79		–	1.67		85.3
6.67		359	0.79		–	1.28		109.5

0.48	(d)	11,266	0.66	(f)	–	0.77	(f)	78 .0	(f)
(6 .37)		2,516	0 .66		–	0.71		100.9
7 .55		4,539	0 .66		–	0.81		152.9
7 .90		2,309	0 .66		–	3.06		131.9
10.91		1,230	0.67		–	1.73		85.3
6.81		635	0.67		–	0.53		109.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2014	(c)	$24 .25	$–	($0.95)	($0.95)	($0.09)	($0.09)	$23 .21	(3 .93)%(d),(e)
2013		23 .69	0 .21	0 .62	0 .83	(0 .27)	(0.27)	24 .25	3 .49	(e)
2012		22 .96	0 .22	0 .72	0 .94	(0 .21)	(0.21)	23 .69	4 .18	(e)
2011		24 .82	0 .26	(2 .09)	(1 .83)	(0 .03)	(0.03)	22 .96	(7 .40	) (e)
2010		20 .05	0 .07	4 .78	4 .85	(0 .08)	(0.08)	24 .82	24 .23	(e)
2009		13 .32	0 .13	6 .67	6 .80	(0 .07)	(0.07)	20 .05	51 .33	(e)
Institutional shares
2014	(c)	25 .01	0 .06	(0 .99)	(0 .93)	(0 .21)	(0.21)	23 .87	(3 .74	) (d)
2013		24 .42	0 .33	0 .64	0 .97	(0 .38)	(0.38)	25 .01	3 .96
2012		23 .67	0 .34	0 .73	1 .07	(0 .32)	(0.32)	24 .42	4 .67
2011		25 .60	0 .39	(2 .16)	(1 .77)	(0 .16)	(0.16)	23 .67	(7 .00)
2010		20 .66	0 .21	4 .92	5 .13	(0 .19)	(0.19)	25 .60	24 .94
2009		13 .78	0 .25	6 .84	7 .09	(0 .21)	(0.21)	20 .66	52 .25
R-1 shares
2014	(c)	24 .79	(0.05)	(0 .98)	(1 .03)	–	–	23 .76	(4 .15	) (d)
2013		24 .20	0 .11	0 .64	0 .75	(0 .16)	(0.16)	24 .79	3 .09
2012		23 .37	0 .13	0 .75	0 .88	(0 .05)	(0.05)	24 .20	3 .77
2011		25 .35	0 .14	(2 .12)	(1 .98)	–	–	23 .37	(7 .81)
2010		20 .51	0 .02	4 .87	4 .89	(0 .05)	(0.05)	25 .35	23 .87
2009		13 .60	0 .10	6 .83	6 .93	(0 .02)	(0.02)	20 .51	51 .00
R-2 shares
2014	(c)	24 .63	(0.03)	(0 .97)	(1 .00)	(0 .01)	(0.01)	23 .62	(4 .07	) (d)
2013		24 .03	0 .13	0 .65	0 .78	(0 .18)	(0.18)	24 .63	3 .21
2012		23 .26	0 .16	0 .74	0 .90	(0 .13)	(0.13)	24 .03	3 .93
2011		25 .20	0 .17	(2 .11)	(1 .94)	–	–	23 .26	(7 .70)
2010		20 .37	0 .03	4 .86	4 .89	(0 .06)	(0.06)	25 .20	24 .02
2009		13 .50	0 .12	6 .78	6 .90	(0 .03)	(0.03)	20 .37	51 .18
R-3 shares
2014	(c)	24 .74	(0.01)	(0 .98)	(0 .99)	–	–	23 .75	(4 .00	) (d)
2013		24 .15	0 .19	0 .64	0 .83	(0 .24)	(0.24)	24 .74	3 .42
2012		23 .38	0 .22	0 .72	0 .94	(0 .17)	(0.17)	24 .15	4 .08
2011		25 .31	0 .23	(2 .13)	(1 .90)	(0 .03)	(0.03)	23 .38	(7 .52)
2010		20 .46	0 .08	4 .87	4 .95	(0 .10)	(0.10)	25 .31	24 .26
2009		13 .59	0 .15	6 .80	6 .95	(0 .08)	(0.08)	20 .46	51 .48
R-4 shares
2014	(c)	24 .93	0 .01	(0 .98)	(0 .97)	(0 .10)	(0.10)	23 .86	(3 .88	) (d)
2013		24 .35	0 .24	0 .64	0 .88	(0 .30)	(0.30)	24 .93	3 .57
2012		23 .59	0 .25	0 .74	0 .99	(0 .23)	(0.23)	24 .35	4 .28
2011		25 .52	0 .28	(2 .14)	(1 .86)	(0 .07)	(0.07)	23 .59	(7 .33)
2010		20 .62	0 .12	4 .91	5 .03	(0 .13)	(0.13)	25 .52	24 .48
2009		13 .72	0 .18	6 .86	7 .04	(0 .14)	(0.14)	20 .62	51 .79
R-5 shares
2014	(c)	25 .02	0 .03	(0 .99)	(0 .96)	(0 .15)	(0.15)	23 .91	(3 .86	) (d)
2013		24 .43	0 .27	0 .65	0 .92	(0 .33)	(0.33)	25 .02	3 .73
2012		23 .67	0 .29	0 .72	1 .01	(0 .25)	(0.25)	24 .43	4 .41
2011		25 .60	0 .32	(2 .15)	(1 .83)	(0 .10)	(0.10)	23 .67	(7 .21)
2010		20 .67	0 .15	4 .93	5 .08	(0 .15)	(0.15)	25 .60	24 .65
2009		13 .75	0 .21	6 .85	7 .06	(0 .14)	(0.14)	20 .67	51 .90

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.
				(unaudited)

				Ratio of Net
Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$129,447	1.70	%(f)	1.77%(f)	0.00	%(f)	125 .1	%(f)
146,376	1 .69		1 .89	0 .85		117 .2
164,299	1 .72		1 .91	0 .96		104 .8
170,695	1 .71		1 .85	1 .03		88 .4
205,507	1 .83		1 .90	0 .32		102 .1
183,286	1 .89		1 .94	0 .85		133 .4

1,605,877	1 .23	(f)	–	0.51	(f)	125 .1	(f)
1,537,280	1 .24		1 .24	1 .35		117 .2
1,219,393	1 .25		1 .25	1 .45		104 .8
1,042,690	1 .27		1 .27	1 .51		88 .4
1,048,491	1 .28		1 .28	0 .91		102 .1
830,134	1 .27		1 .27	1 .50		133 .4

3,808	2 .10	(f)	–	(0 .40	) (f)	125 .1	(f)
4,467	2 .11		–	0.43		117.2
5,362	2 .11		–	0.56		104.8
6,019	2 .13		–	0.56		88.4
10,335	2.14		–	0.07		102.1
7,457	2 .13		–	0.62		133.4

5,683	1 .97	(f)	–	(0 .28	) (f)	125 .1	(f)
6,610	1 .98		–	0.53		117.2
9,010	1 .98		–	0.69		104.8
10,638	2.00		–	0.67		88.4
13,900	2.01		–	0.15		102.1
11,600	2.00		–	0.77		133.4

17,081	1.79	(f)	–	(0 .09	) (f)	125 .1	(f)
19,344	1.80		–	0.77		117.2
37,931	1.80		–	0.94		104.8
32,869	1.82		–	0.89		88.4
42,741	1.83		–	0.38		102.1
31,084	1.82		–	0.91		133.4

16,615	1.60	(f)	–	0.08	(f)	125 .1	(f)
20,951	1.61		–	0.98		117.2
21,453	1.61		–	1.05		104.8
24,222	1.63		–	1.08		88.4
31,507	1.64		–	0.54		102.1
25,197	1.63		–	1.08		133.4

30,309	1.48	(f)	–	0.22	(f)	125 .1	(f)
33,812	1.49		–	1.08		117.2
37,421	1.49		–	1.21		104.8
33,187	1.51		–	1.25		88.4
37,391	1.52		–	0.65		102.1
33,821	1.51		–	1.26		133.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period	Total Return
INTERNATIONAL FUND I
Institutional shares
2014	(c)	$13.05	$0.08	$0.43	$0.51	($0.21)	($0.21)	$13.35	3.95	%(d)
2013		10 .79	0 .15	2 .32	2 .47	(0 .21)	(0 .21)	13 .05	23 .23
2012		10.31	0.20	0.45	0.65	(0 .17)	(0.17)	10.79	6.53
2011		11.32	0.15	(0.99)	(0.84)	(0 .17)	(0.17)	10.31	(7 .62)
2010		10 .31	0 .14	1 .03	1 .17	(0 .16)	(0 .16)	11 .32	11 .49
2009		8.81	0.14	1.63	1.77	(0 .27)	(0.27)	10.31	20.69
R-1 shares
2014	(c)	12.94	0.05	0.40	0.45	(0 .10)	(0.10)	13.29	3.51	(d)
2013		10 .70	0 .06	2 .29	2 .35	(0 .11)	(0 .11)	12 .94	22 .17
2012		10.20	0.11	0.46	0.57	(0 .07)	(0.07)	10.70	5.61
2011		11.21	0.05	(0.99)	(0.94)	(0 .07)	(0.07)	10.20	(8 .45)
2010		10 .23	0 .04	1 .03	1 .07	(0 .09)	(0 .09)	11 .21	10 .53
2009		8.73	0.06	1.62	1.68	(0 .18)	(0.18)	10.23	19.63
R-2 shares
2014	(c)	12.96	0.06	0.40	0.46	(0 .11)	(0.11)	13.31	3.56	(d)
2013		10 .72	0 .07	2 .30	2 .37	(0 .13)	(0 .13)	12 .96	22 .25
2012		10.21	0.12	0.46	0.58	(0 .07)	(0.07)	10.72	5.79
2011		11.21	0.06	(0.99)	(0.93)	(0 .07)	(0.07)	10.21	(8 .35)
2010		10 .22	0 .05	1 .04	1 .09	(0 .10)	(0 .10)	11 .21	10 .72
2009		8.71	0.07	1.62	1.69	(0 .18)	(0.18)	10.22	19.73
R-3 shares
2014	(c)	12.97	0.07	0.40	0.47	(0 .14)	(0.14)	13.30	3.65	(d)
2013		10 .71	0 .10	2 .29	2 .39	(0 .13)	(0 .13)	12 .97	22 .51
2012		10.22	0.14	0.46	0.60	(0 .11)	(0.11)	10.71	5.97
2011		11.22	0.08	(0.98)	(0.90)	(0 .10)	(0.10)	10.22	(8 .15)
2010		10 .23	0 .08	1 .03	1 .11	(0 .12)	(0 .12)	11 .22	10 .90
2009		8.73	0.09	1.61	1.70	(0 .20)	(0.20)	10.23	19.95
R-4 shares
2014	(c)	13.00	0.09	0.40	0.49	(0 .17)	(0.17)	13.32	3.75	(d)
2013		10 .74	0 .12	2 .30	2 .42	(0 .16)	(0 .16)	13 .00	22 .82
2012		10.26	0.16	0.45	0.61	(0 .13)	(0.13)	10.74	6.07
2011		11.27	0.10	(0.98)	(0.88)	(0 .13)	(0.13)	10.26	(7 .96)
2010		10 .26	0 .10	1 .03	1 .13	(0 .12)	(0 .12)	11 .27	11 .13
2009		8.77	0.11	1.61	1.72	(0 .23)	(0.23)	10.26	20.10
R-5 shares
2014	(c)	13.02	0.09	0.40	0.49	(0 .19)	(0.19)	13.32	3.76	(d)
2013		10 .76	0 .14	2 .31	2 .45	(0 .19)	(0 .19)	13 .02	23 .02
2012		10.28	0.17	0.45	0.62	(0 .14)	(0.14)	10.76	6.17
2011		11.28	0.11	(0.97)	(0.86)	(0 .14)	(0.14)	10.28	(7 .79)
2010		10 .28	0 .11	1 .03	1 .14	(0 .14)	(0 .14)	11 .28	11 .21
2009		8.77	0.12	1.62	1.74	(0 .23)	(0.23)	10.28	20.39

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
			(unaudited)

	Ratio of Expenses		Ratio of Expenses to Average Net	Ratio of Gross	Ratio of Net
Net Assets, End of	to Average Net		Assets (Excluding Interest Expense	Expenses to Average	Investment Income to		Portfolio
Period (in thousands)	Assets		Fees)	Net Assets(b)	Average Net Assets		Turnover Rate

$352,439	1.01	%(e)	N/A	1.06%(e)	1.29	%(e)	55.4	%(e)
610,764	0.97		N/A	1.02	1.27		50.6
1,069,269	0 .98		N/A	1 .01	1 .95		57 .3
1,170,084	1 .10		N/A	1 .13	1 .34		90 .5
1,323,249	1 .10		N/A	1 .13	1 .31		103 .4
1,464,299	1 .12		1 .11%	1 .13	1 .62		102 .4

4,514	1.86 (e)	,(f)	N/A	–	0.85	(e)	55.4	(e)
4,758	1 .83	(f)	N/A	–	0.54		50.6
4,294	1 .85	(f)	N/A	–	1 .04		57 .3
4,972	1 .97	(f)	N/A	–	0 .48		90 .5
6,727	1 .97	(f)	N/A	–	0 .43		103 .4
6,204	2 .00	(f)	1 .99	–	0 .74		102 .4

3,587	1.73 (e)	,(f)	N/A	–	0.96	(e)	55.4	(e)
4,108	1 .70	(f)	N/A	–	0 .63		50 .6
4,182	1 .72	(f)	N/A	–	1 .22		57 .3
5,052	1 .84	(f)	N/A	–	0 .55		90 .5
10,031	1.84	(f)	N/A	–	0.53		103.4
11,435	1.87	(f)	1.86	–	0.86		102.4

6,098	1.55 (e)	,(f)	N/A	–	1.13	(e)	55.4	(e)
6,505	1 .52	(f)	N/A	–	0 .88		50 .6
7,223	1 .54	(f)	N/A	–	1 .42		57 .3
10,939	1.66	(f)	N/A	–	0.75		90.5
13,026	1.66	(f)	N/A	–	0.74		103.4
12,634	1.69	(f)	1.68	–	1.07		102.4

6,487	1.36 (e)	,(f)	N/A	–	1.35	(e)	55.4	(e)
8,174	1 .33	(f)	N/A	–	1.04		50.6
6,264	1 .35	(f)	N/A	–	1 .56		57 .3
11,057	1.47	(f)	N/A	–	0.90		90.5
14,358	1.47	(f)	N/A	–	0.95		103.4
13,714	1.50	(f)	1.49	–	1.27		102.4

7,963	1.24 (e)	,(f)	N/A	–	1.44	(e)	55.4	(e)
8,295	1 .21	(f)	N/A	–	1 .15		50 .6
6,265	1 .23	(f)	N/A	–	1 .69		57 .3
8,738	1 .35	(f)	N/A	–	0 .93		90 .5
25,067	1.35	(f)	N/A	–	1.07		103.4
22,619	1.38	(f)	1.37	–	1.36		102.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net Investment Income (Loss)(a)	Net Realized		Dividends	Distributions	Total
		Value,		and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of		Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period		Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP BLEND FUND II
Class J shares
2014	(c)	$12 .85	$0 .04	$0 .74	$0 .78	($0.11)	($3.39)	($3.50)	$10 .13
2013		10 .42	0 .11	2 .45	2 .56	(0 .13)	–	(0.13)	12 .85
2012		9.21	0.09	1.20	1.29	(0 .08)	–	(0.08)	10 .42
2011		8.76	0.07	0.41	0.48	(0 .03)	–	(0.03)	9.21
2010		7.73	0.05	1.05	1.10	(0 .07)	–	(0.07)	8.76
2009		7.02	0.07	0.71	0.78	(0 .07)	–	(0.07)	7.73
Institutional shares
2014	(c)	13 .22	0 .06	0 .77	0 .83	(0 .14)	(3.39)	(3.53)	10 .52
2013		10 .73	0 .16	2 .51	2 .67	(0 .18)	–	(0.18)	13 .22
2012		9.48	0.14	1.23	1.37	(0 .12)	–	(0.12)	10 .73
2011		9.03	0.11	0.42	0.53	(0 .08)	–	(0.08)	9.48
2010		7.95	0.10	1.09	1.19	(0 .11)	–	(0.11)	9.03
2009		7.23	0.11	0.73	0.84	(0 .12)	–	(0.12)	7.95
R-1 shares
2014	(c)	13 .13	0 .02	0 .75	0 .77	(0 .05)	(3.39)	(3.44)	10 .46
2013		10 .65	0 .06	2 .50	2 .56	(0 .08)	–	(0.08)	13 .13
2012		9.40	0.05	1.23	1.28	(0 .03)	–	(0.03)	10 .65
2011		8.95	0.03	0.42	0.45	–	–	–	9.40
2010		7.90	0.03	1.07	1.10	(0 .05)	–	(0.05)	8.95
2009		7.17	0.05	0.73	0.78	(0 .05)	–	(0.05)	7.90
R-2 shares
2014	(c)	13 .10	0 .02	0 .76	0 .78	(0 .06)	(3.39)	(3.45)	10 .43
2013		10 .61	0 .07	2 .50	2 .57	(0 .08)	–	(0.08)	13 .10
2012		9.35	0.06	1.22	1.28	(0 .02)	–	(0.02)	10 .61
2011		8.90	0.04	0.42	0.46	(0 .01)	–	(0.01)	9.35
2010		7.85	0.04	1.07	1.11	(0 .06)	–	(0.06)	8.90
2009		7.10	0.06	0.73	0.79	(0 .04)	–	(0.04)	7.85
R-3 shares
2014	(c)	13 .10	0 .03	0 .76	0 .79	(0 .09)	(3.39)	(3.48)	10 .41
2013		10 .63	0 .09	2 .50	2 .59	(0 .12)	–	(0.12)	13 .10
2012		9.38	0.08	1.23	1.31	(0 .06)	–	(0.06)	10 .63
2011		8.94	0.06	0.41	0.47	(0 .03)	–	(0.03)	9.38
2010		7.88	0.05	1.08	1.13	(0 .07)	–	(0.07)	8.94
2009		7.15	0.08	0.72	0.80	(0 .07)	–	(0.07)	7.88
R-4 shares
2014	(c)	13 .19	0 .04	0 .76	0 .80	(0 .10)	(3.39)	(3.49)	10 .50
2013		10 .70	0 .12	2 .50	2 .62	(0 .13)	–	(0.13)	13 .19
2012		9.45	0.10	1.23	1.33	(0 .08)	–	(0.08)	10 .70
2011		9.00	0.08	0.42	0.50	(0 .05)	–	(0.05)	9.45
2010		7.93	0.07	1.08	1.15	(0 .08)	–	(0.08)	9.00
2009		7.20	0.09	0.73	0.82	(0 .09)	–	(0.09)	7.93
R-5 shares
2014	(c)	13 .17	0 .05	0 .76	0 .81	(0 .12)	(3.39)	(3.51)	10 .47
2013		10 .68	0 .13	2 .51	2 .64	(0 .15)	–	(0.15)	13 .17
2012		9.44	0.11	1.23	1.34	(0 .10)	–	(0.10)	10 .68
2011		8.99	0.09	0.41	0.50	(0 .05)	–	(0.05)	9.44
2010		7.92	0.08	1.08	1.16	(0 .09)	–	(0.09)	8.99
2009		7.19	0.10	0.72	0.82	(0 .09)	–	(0.09)	7.92

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

6.98%(d),(e)		$111,361	1.12%	(f)	1.21%(f)	0.81%	(f)	37 .2%	(f)
24 .89	(e)	108,019	1 .12		1 .34	0 .96		47 .0
14 .12	(e)	94,923	1.18		1.39	0.92		44.4
5.50	(e)	95,870	1.17		1.33	0.73		43.7
14 .25	(e)	99,281	1.28		1.36	0.64		36.2
11 .37	(e)	94,397	1.33		1.39	1.10		79.8

7.22	(d)	473,958	0 .78 (f),	(g)	–	1.15	(f)	37 .2	(f)
25 .27		520,980	0 .74	(g)	–	1.39		47 .0
14 .66		897,545	0 .75	(g)	–	1.34		44 .4
5 .84		817,773	0 .74	(g)	–	1.14		43 .7
15 .02		538,314	0 .76	(g)	–	1.15		36 .2
12 .05		479,632	0 .77	(g)	–	1.64		79 .8

6.75	(d)	2,681	1 .62 (f)	(g)	–	0.30	(f)	37 .2	(f)
24.21		3,323	1.61	(g)	–	0.49		47 .0
13.71		3,093	1.61	(g)	–	0.48		44 .4
5 .03		2,976	1 .61	(g)	–	0.29		43 .7
13.97		3,297	1.62	(g)	–	0.30		36 .2
11.10		3,337	1.63	(g)	–	0.75		79 .8

6.85	(d)	4,923	1 .49 (f),	(g)	–	0.43	(f)	37 .2	(f)
24.39		5,134	1.48	(g)	–	0.64		47 .0
13.76		6,383	1.48	(g)	–	0.63		44 .4
5 .12		8,374	1 .48	(g)	–	0.43		43 .7
14.12		14,969	1.49	(g)	–	0.43		36 .2
11.27		15,413	1.50	(g)	–	0.91		79 .8

6.90	(d)	20,307	1.31 (f),	(g)	–	0.62	(f)	37 .2	(f)
24.59		21,726	1.30	(g)	–	0.79		47 .0
14.06		19,168	1.30	(g)	–	0.80		44 .4
5.22		21,931	1.30	(g)	–	0.60		43 .7
14.41		25,154	1.31	(g)	–	0.60		36 .2
11.43		21,135	1.32	(g)	–	1.12		79 .8

6.96	(d)	10,526	1.12 (f),	(g)	–	0.80	(f)	37 .2	(f)
24.82		10,944	1.11	(g)	–	1.01		47 .0
14.26		12,353	1.11	(g)	–	1.00		44 .4
5.52		14,417	1.11	(g)	–	0.79		43 .7
14.56		13,836	1.12	(g)	–	0.80		36 .2
11.63		13,463	1.13	(g)	–	1.27		79 .8

7.05	(d)	24,464	1.00 (f),	(g)	–	0.94	(f)	37 .2	(f)
25.06		26,085	0.99	(g)	–	1.08		47 .0
14.31		20,971	0.99	(g)	–	1.11		44 .4
5.59		21,778	0.99	(g)	–	0.90		43 .7
14.75		21,473	1.00	(g)	–	0.92		36 .2
11.68		25,707	1.01	(g)	–	1.40		79 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class J shares
2014	(c)	$10 .77	$–	$0 .28	$0 .28	$–	($1.21)	($1.21)	$9 .84
2013		8.31	0.02	2.46	2.48	(0.02)	–	(0.02)	10 .77
2012		7.53	–	0.78	0.78	–	–	–	8.31
2011		7.21	(0.02)	0.34	0.32	–	–	–	7.53
2010		5.98	(0.04)	1.27	1.23	–	–	–	7.21
2009		5.81	(0.03)	0.20	0.17	–	–	–	5.98
Institutional shares
2014	(c)	11 .57	0 .02	0 .29	0 .31	(0.03)	(1.21)	(1.24)	10 .64
2013		8.93	0.07	2.64	2.71	(0.07)	–	(0.07)	11 .57
2012		8.07	0.04	0.85	0.89	(0.03)	–	(0.03)	8.93
2011		7.69	0.02	0.36	0.38	–	–	–	8.07
2010		6.35	–	1.34	1.34	–	–	–	7.69
2009		6.13	0.01	0.22	0.23	(0.01)	–	(0.01)	6.35
R-1 shares
2014	(c)	10 .98	(0.02)	0.28	0.26	–	(1.21)	(1.21)	10 .03
2013		8.49	(0.01)	2.50	2.49	–	–	–	10 .98
2012		7.72	(0.03)	0.80	0.77	–	–	–	8.49
2011		7.42	(0.05)	0.35	0.30	–	–	–	7.72
2010		6.17	(0.06)	1.31	1.25	–	–	–	7.42
2009		6.00	(0.04)	0.21	0.17	–	–	–	6.17
R-2 shares
2014	(c)	11 .09	(0.02)	0.29	0.27	–	(1.21)	(1.21)	10 .15
2013		8.57	–	2.52	2.52	–	–	–	11 .09
2012		7.77	(0.02)	0.82	0.80	–	–	–	8.57
2011		7.46	(0.04)	0.35	0.31	–	–	–	7.77
2010		6.20	(0.05)	1.31	1.26	–	–	–	7.46
2009		6.03	(0.03)	0.20	0.17	–	–	–	6.20
R-3 shares
2014	(c)	11 .82	(0.01)	0.31	0.30	–	(1.21)	(1.21)	10 .91
2013		9.12	0.02	2.68	2.70	–	–	–	11 .82
2012		8.26	–	0.86	0.86	–	–	–	9.12
2011		7.92	(0.03)	0.37	0.34	–	–	–	8.26
2010		6.52	(0.04)	1.44	1.40	–	–	–	7.92
2009		6.32	(0.02)	0.22	0.20	–	–	–	6.52
R-4 shares
2014	(c)	11 .74	–	0.31	0.31	–	(1.21)	(1.21)	10 .84
2013		9.06	0.03	2.68	2.71	(0.03)	–	(0.03)	11 .74
2012		8.19	0.01	0.86	0.87	–	–	–	9.06
2011		7.83	(0.01)	0.37	0.36	–	–	–	8.19
2010		6.48	(0.02)	1.37	1.35	–	–	–	7.83
2009		6.28	(0.01)	0.21	0.20	–	–	–	6.48
R-5 shares
2014	(c)	11 .62	0 .01	0 .30	0 .31	–	(1.21)	(1.21)	10 .72
2013		8.98	0.06	2.62	2.68	(0.04)	–	(0.04)	11 .62
2012		8.11	0.02	0.85	0.87	–	–	–	8.98
2011		7.75	–	0.36	0.36	–	–	–	8.11
2010		6.41	(0.01)	1.35	1.34	–	–	–	7.75
2009		6.20	–	0.21	0.21	–	–	–	6.41

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

2.52%(d),(e)		$58,273	1.06%	(f)	1.13%(f)	(0.03)%	(f)	65 .5%	(f)
29 .92	(e)	56,800	1.09		1.29	0.25		79.3
10 .36	(e)	45,831	1.20		1.39	(0 .04)		64 .3
4.44	(e)	42,949	1.14		1.28	(0 .26)		64 .8
20 .57	(e)	45,092	1.26		1.33	(0 .56)		65 .5
2.93	(e)	39,852	1.41		1.46	(0 .51)		86 .5

2.65	(d)	2,532,469	0.64	(f)	–	0.39	(f)	65 .5	(f)
30 .52		2,513,518	0.64		–	0.69		79.3
11 .01		1,852,751	0.64		–	0.51		64.3
4.94		1,699,349	0.65		–	0.23		64.8
21 .12		1,680,577	0.65		–	0.04		65.5
3.79		1,673,544	0.65		–	0.24		86.5

2.27	(d)	6,768	1 .50	(f)	–	(0 .47	) (f)	65 .5	(f)
29 .33		6,534	1 .51		–	(0 .10)		79 .3
9.97		8,500	1 .52		–	(0 .37)		64 .3
4.04		15,012	1.52		–	(0 .64)		64 .8
20 .26		17,427	1.52		–	(0 .82)		65 .5
2.83		10,130	1.53		–	(0 .65)		86 .5

2.34	(d)	6,842	1 .37	(f)	–	(0 .33)	)(f)	65 .5	(f)
29 .40		7,383	1 .38		–	0.01		79.3
10 .30		8,616	1 .39		–	(0 .23)		64 .3
4.16		9,353	1 .39		–	(0 .51)		64 .8
20 .32		17,137	1.39		–	(0 .69)		65 .5
2.82		16,407	1.40		–	(0 .50)		86 .5

2.46	(d)	20,199	1.19	(f)	–	(0 .15)	)(f)	65 .5	(f)
29 .67		22,527	1.20		–	0.19		79.3
10 .41		25,611	1.21		–	(0 .05)		64 .3
4.29		38,490	1.21		–	(0 .33)		64 .8
21 .47	(g)	52,360	1.21		–	(0 .52)		65 .5
3.16		56,773	1.22		–	(0 .34)		86 .5

2.57	(d)	17,751	1.00	(f)	–	0.04	(f)	65 .5	(f)
29 .94		18,484	1.01		–	0.32		79.3
10 .62		13,612	1.02		–	0.14		64.3
4.60		22,675	1.02		–	(0 .13)		64 .8
20 .83		30,517	1.02		–	(0 .33)		65 .5
3.18		35,761	1.03		–	(0 .13)		86 .5

2.60	(d)	69,602	0.88	(f)	–	0.15	(f)	65 .5	(f)
30 .01		67,568	0.89		–	0.56		79.3
10 .77		129,852	0.90		–	0.26		64.3
4.65		124,763	0.90		–	(0 .02)		64 .8
20 .90		130,991	0.90		–	(0 .20)		65 .5
3.39		74,628	0.91		–	(0 .02)		86 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND I
Class J shares
2014	(c)	$11 .35	($0.01)	$0 .42	$0 .41	$–	($0.77)	($0.77)	$10 .99
2013		8.98	–	2.81	2.81	(0.01)	(0.43)	(0.44)	11 .35
2012		8.55	(0.02)	0.79	0.77	–	(0.34)	(0.34)	8.98
2011		7.84	(0.03)	0.74	0.71	–	–	–	8.55
2010		6.40	(0.04)	1.48	1.44	–	–	–	7.84
2009		5.00	(0.03)	1.43	1.40	–	–	–	6.40
Institutional shares
2014	(c)	12 .76	0 .02	0 .47	0 .49	(0.02)	(0.77)	(0.79)	12 .46
2013		10 .04	0 .05	3 .15	3 .20	(0.05)	(0.43)	(0.48)	12 .76
2012		9.48	0.03	0.88	0.91	(0.01)	(0.34)	(0.35)	10 .04
2011		8.66	0.02	0.81	0.83	(0.01)	–	(0.01)	9.48
2010		7.02	0.01	1.64	1.65	(0.01)	–	(0.01)	8.66
2009		5.45	0.01	1.56	1.57	–	–	–	7.02
R-1 shares
2014	(c)	11 .87	(0.04)	0.45	0.41	–	(0.77)	(0.77)	11 .51
2013		9.40	(0.05)	2.95	2.90	–	(0.43)	(0.43)	11 .87
2012		8.97	(0.06)	0.83	0.77	–	(0.34)	(0.34)	9.40
2011		8.25	(0.06)	0.78	0.72	–	–	–	8.97
2010		6.75	(0.05)	1.55	1.50	–	–	–	8.25
2009		5.28	(0.04)	1.51	1.47	–	–	–	6.75
R-2 shares
2014	(c)	11 .64	(0.03)	0.43	0.40	–	(0.77)	(0.77)	11 .27
2013		9.21	(0.03)	2.89	2.86	–	(0.43)	(0.43)	11 .64
2012		8.78	(0.04)	0.81	0.77	–	(0.34)	(0.34)	9.21
2011		8.07	(0.05)	0.76	0.71	–	–	–	8.78
2010		6.59	(0.04)	1.52	1.48	–	–	–	8.07
2009		5.15	(0.03)	1.47	1.44	–	–	–	6.59
R-3 shares
2014	(c)	12 .18	(0.02)	0.45	0.43	–	(0.77)	(0.77)	11 .84
2013		9.61	(0.02)	3.03	3.01	(0.01)	(0.43)	(0.44)	12 .18
2012		9.13	(0.03)	0.85	0.82	–	(0.34)	(0.34)	9.61
2011		8.38	(0.04)	0.79	0.75	–	–	–	9.13
2010		6.82	(0.03)	1.59	1.56	–	–	–	8.38
2009		5.33	(0.02)	1.51	1.49	–	–	–	6.82
R-4 shares
2014	(c)	12 .23	(0.01)	0.46	0.45	–	(0.77)	(0.77)	11 .91
2013		9.65	–	3.03	3.03	(0.02)	(0.43)	(0.45)	12 .23
2012		9.15	(0.01)	0.85	0.84	–	(0.34)	(0.34)	9.65
2011		8.38	(0.02)	0.79	0.77	–	–	–	9.15
2010		6.82	(0.02)	1.58	1.56	–	–	–	8.38
2009		5.31	(0.01)	1.52	1.51	–	–	–	6.82
R-5 shares
2014	(c)	12 .49	–	0.46	0.46	–	(0.77)	(0.77)	12 .18
2013		9.84	0.02	3.09	3.11	(0.03)	(0.43)	(0.46)	12 .49
2012		9.31	–	0.87	0.87	–	(0.34)	(0.34)	9.84
2011		8.51	(0.01)	0.81	0.80	–	–	–	9.31
2010		6.91	(0.01)	1.61	1.60	–	–	–	8.51
2009		5.38	(0.01)	1.54	1.53	–	–	–	6.91

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

3.66%(d),(e)		$101,994	1 .03%	(f)	1.11%(f)	(0 .18)% (f)	40 .9%	(f)
32 .60	(e)	95,021	1.06		1.27	(0 .03)	37 .0
9.61	(e)	69,178	1.13		1.34	(0 .25)	33 .7
9.06	(e)	62,281	1.14		1.30	(0 .36)	52 .0
22 .50	(e)	53,357	1.36		1.47	(0 .56)	49 .8
28 .00	(e)	42,118	1.52		1.58	(0 .62)	98 .9

3.89	(d)	6,434,532	0.61 (f),	(g)	–	0.25 (f)	40 .9	(f)
33.23		6,240,772	0.61	(g)	–	0.41	37.0
10 .22		4,523,083	0.61	(g)	–	0.29	33.7
9 .60		3,025,782	0 .61	(g)	–	0.18	52.0
23 .44		2,685,536	0.64		0.69	0.15	49.8
28 .83		1,514,796	0.73	(g)	–	0.17	98.9

3.49	(d)	8,340	1 .47 (f),	(g)	–	(0 .62) (f)	40 .9	(f)
32.09		8,519	1.47	(g)	–	(0 .44)	37 .0
9.14		5,708	1 .48	(g)	–	(0 .60)	33 .7
8.73		3,664	1 .49	(g)	–	(0 .71)	52 .0
22 .22		2,882	1 .52		1 .57	(0 .73)	49 .8
27 .84		1,717	1 .61	(g)	–	(0 .71)	98 .9

3.47	(d)	21,649	1.34 (f),	(g)	–	(0 .51) (f)	40 .9	(f)
32.32		16,060	1.34	(g)	–	(0 .30)	37 .0
9.34		13,403	1.35	(g)	–	(0 .46)	33 .7
8.80		9,498	1 .36	(g)	–	(0 .58)	52 .0
22 .46		7,759	1 .39		1 .44	(0 .60)	49 .8
27 .96		9,273	1 .48	(g)	–	(0 .58)	98 .9

3.57	(d)	162,590	1.16 (f),	(g)	–	(0 .31) (f)	40 .9	(f)
32 .55		152,377	1.16	(g)	–	(0 .16)	37 .0
9.54		91,042	1.17	(g)	–	(0 .28)	33 .7
8.95		59,494	1.18	(g)	–	(0 .40)	52 .0
22.87		31,002	1.21		1.26	(0 .42)	49 .8
27 .95		13,590	1.30	(g)	–	(0 .40)	98 .9

3.72	(d)	97,774	0.97 (f),	(g)	–	(0 .12) (f)	40 .9	(f)
32 .75		95,501	0.97	(g)	–	0.04	37.0
9.74		58,532	0.98	(g)	–	(0 .09)	33 .7
9.19		29,668	0.99	(g)	–	(0 .23)	52 .0
22.87		12,655	1.02		1.07	(0 .22)	49 .8
28 .44		4,213	1 .11	(g)	–	(0 .20)	98 .9

3.73	(d)	290,774	0.85 (f),	(g)	–	(0 .01) (f)	40 .9	(f)
32 .90		250,770	0.85	(g)	–	0.18	37.0
9.91		182,770	0.86	(g)	–	0.02	33.7
9.40		117,302	0.87	(g)	–	(0 .09)	52 .0
23.15		65,597	0.90		0.95	(0 .12)	49 .8
28 .44		16,770	0.99	(g)	–	(0 .09)	98 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND II
Class J shares
2014	(c)	$9 .37	$0 .01	$0 .51	$0 .52	($0.03)	($0.85)	($0.88)	$9 .01
2013		7.66	0.04	1.83	1.87	(0 .04)	(0.12)	(0.16)	9.37
2012		7.62	0.01	0.73	0.74	(0 .01)	(0.69)	(0.70)	7.66
2011		7.13	0.01	0.55	0.56	(0 .03)	(0.04)	(0.07)	7.62
2010		6.22	–	0.91	0.91	–	–	–	7.13
2009		5.48	(0.01)	0.75	0.74	–	–	–	6.22
Institutional shares
2014	(c)	10 .45	0 .03	0 .58	0 .61	(0 .07)	(0.85)	(0.92)	10 .14
2013		8.53	0.08	2.04	2.12	(0 .08)	(0.12)	(0.20)	10 .45
2012		8.39	0.06	0.81	0.87	(0 .04)	(0.69)	(0.73)	8.53
2011		7.85	0.05	0.60	0.65	(0 .07)	(0.04)	(0.11)	8.39
2010		6.83	0.05	1.00	1.05	(0 .03)	–	(0.03)	7.85
2009		6.01	0.03	0.83	0.86	(0 .04)	–	(0.04)	6.83
R-1 shares
2014	(c)	9.95	(0.02)	0.54	0.52	–	(0.85)	(0.85)	9.62
2013		8.11	–	1.96	1.96	–	(0.12)	(0.12)	9.95
2012		8.04	(0.02)	0.78	0.76	–	(0.69)	(0.69)	8.11
2011		7.52	(0.02)	0.58	0.56	–	(0.04)	(0.04)	8.04
2010		6.58	(0.02)	0.96	0.94	–	–	–	7.52
2009		5.80	(0.02)	0.80	0.78	–	–	–	6.58
R-2 shares
2014	(c)	9.63	(0.01)	0.53	0.52	–	(0.85)	(0.85)	9.30
2013		7.86	0.01	1.89	1.90	(0 .01)	(0.12)	(0.13)	9.63
2012		7.81	–	0.74	0.74	–	(0.69)	(0.69)	7.86
2011		7.31	(0.01)	0.56	0.55	(0 .01)	(0.04)	(0.05)	7.81
2010		6.38	(0.01)	0.94	0.93	–	–	–	7.31
2009		5.62	(0.01)	0.77	0.76	–	–	–	6.38
R-3 shares
2014	(c)	9.84	–	0.54	0.54	(0 .02)	(0.85)	(0.87)	9.51
2013		8.03	0.03	1.93	1.96	(0 .03)	(0.12)	(0.15)	9.84
2012		7.95	0.01	0.77	0.78	(0 .01)	(0.69)	(0.70)	8.03
2011		7.45	–	0.57	0.57	(0 .03)	(0.04)	(0.07)	7.95
2010		6.49	–	0.96	0.96	–	–	–	7.45
2009		5.71	–	0.78	0.78	–	–	–	6.49
R-4 shares
2014	(c)	10 .10	0 .01	0 .55	0 .56	(0 .03)	(0.85)	(0.88)	9.78
2013		8.23	0.05	1.98	2.03	(0 .04)	(0.12)	(0.16)	10 .10
2012		8.13	0.02	0.78	0.80	(0 .01)	(0.69)	(0.70)	8.23
2011		7.61	0.02	0.58	0.60	(0 .04)	(0.04)	(0.08)	8.13
2010		6.63	0.02	0.97	0.99	(0 .01)	–	(0.01)	7.61
2009		5.81	0.01	0.81	0.82	–	–	–	6.63
R-5 shares
2014	(c)	10 .19	0 .02	0 .56	0 .58	(0 .04)	(0.85)	(0.89)	9.88
2013		8.31	0.06	2.00	2.06	(0 .06)	(0.12)	(0.18)	10 .19
2012		8.20	0.04	0.78	0.82	(0 .02)	(0.69)	(0.71)	8.31
2011		7.67	0.03	0.59	0.62	(0 .05)	(0.04)	(0.09)	8.20
2010		6.68	0.03	0.98	1.01	(0 .02)	–	(0.02)	7.67
2009		5.87	0.02	0.81	0.83	(0 .02)	–	(0.02)	6.68

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

5.82%(d),(e)		$33,442	1 .32%	(f)	1.40%(f)	0.11% (f)	74 .2%	(f)
24 .95	(e)	32,564	1.32		1.53	0.45	63.6
11 .16	(e)	28,779	1.40		1.61	0.17	64.8
7.84	(e)	27,044	1.44		1.60	0.10	73.7
14 .63	(e)	26,662	1.57		1.65	(0 .03)	70 .8
13 .50	(e)	23,413	1.73		1.78	(0 .24)	140 .0

6.07	(d)	1,141,357	0 .87 (f),	(g)	–	0.57 (f)	74 .2	(f)
25.46		1,191,048	0.87	(g)	–	0.91	63.6
11.87		1,107,456	0.87	(g)	–	0.71	64.8
8 .32		1,019,620	0 .93	(g)	–	0.62	73.7
15.38		1,291,759	0.92	(g)	–	0.62	70.8
14.40		1,499,432	0.93	(g)	–	0.56	140.0

5.47	(d)	1,239	1 .75 (f),	(g)	–	(0 .31) (f)	74 .2	(f)
24.54		1,293	1.74	(g)	–	0.06	63.6
10.82		1,806	1.75	(g)	–	(0 .19)	64 .8
7 .46		1,316	1 .81	(g)	–	(0 .25)	73 .7
14.29		1,473	1.80	(g)	–	(0 .26)	70 .8
13.45		1,472	1.81	(g)	–	(0 .34)	140 .0

5.66	(d)	2,229	1 .62 (f),	(g)	–	(0 .16) (f)	74 .2	(f)
24.65		3,250	1.61	(g)	–	0.16	63.6
10.90		3,038	1.62	(g)	–	0.00	64.8
7 .54		5,215	1 .68	(g)	–	(0 .11)	73 .7
14.58		7,359	1.67	(g)	–	(0 .13)	70 .8
13.52		7,619	1.68	(g)	–	(0 .18)	140 .0

5.72	(d)	11,391	1.44 (f),	(g)	–	(0 .01) (f)	74 .2	(f)
24.87		11,438	1.43	(g)	–	0.34	63.6
11.21		11,537	1.44	(g)	–	0.13	64.8
7 .65		9,751	1 .50	(g)	–	0.03	73.7
14.79		8,490	1.49	(g)	–	0.05	70.8
13.66		9,327	1.50	(g)	–	(0 .02)	140 .0

5.80	(d)	5,784	1 .25 (f),	(g)	–	0.18 (f)	74 .2	(f)
25.12		5,436	1.24	(g)	–	0.54	63.6
11.29		5,291	1.25	(g)	–	0.31	64.8
7 .95		7,458	1 .31	(g)	–	0.25	73.7
14.95		9,396	1.30	(g)	–	0.24	70.8
14.11		6,499	1.31	(g)	–	0.19	140.0

5.95	(d)	14,374	1.13 (f),	(g)	–	0.32 (f)	74 .2	(f)
25.28		17,351	1.12	(g)	–	0.64	63.6
11.41		22,643	1.13	(g)	–	0.45	64.8
8.13		15,637	1.19	(g)	–	0.38	73.7
15.07		24,655	1.18	(g)	–	0.36	70.8
14.13		17,233	1.19	(g)	–	0.30	140.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized	Total From Investment Operations	Dividends	Total
		Value,	Investment	and Unrealized		from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on		Investment	and	Value, End
		Period	(Loss)(a)	Investments		Income	Distributions	of Period	Total Return
LARGECAP S&P 500 INDEX FUND
Class J shares
2014	(c)	$12 .35	$0 .09	$0 .90	$0 .99	($0.17)	($0.17)	$13.17	8.08%(d),(e)
2013		9.93	0.18	2.40	2.58	(0.16)	(0.16)	12 .35	26 .39	(e)
2012		8.81	0.15	1.11	1.26	(0.14)	(0.14)	9.93	14 .49	(e)
2011		8.27	0.12	0.50	0.62	(0.08)	(0.08)	8.81	7.49	(e)
2010		7.24	0.11	1.02	1.13	(0.10)	(0.10)	8.27	15 .74	(e)
2009		6.79	0.11	0.47	0.58	(0.13)	(0.13)	7.24	8.95	(e)
Institutional shares
2014	(c)	12 .47	0 .12	0 .90	1 .02	(0.21)	(0.21)	13 .28	8 .27	(d)
2013		10 .02	0 .23	2 .42	2 .65	(0.20)	(0.20)	12 .47	26 .98
2012		8.89	0.19	1.11	1.30	(0.17)	(0.17)	10 .02	14 .97
2011		8.35	0.16	0.50	0.66	(0.12)	(0.12)	8.89	7.89
2010		7.31	0.15	1.03	1.18	(0.14)	(0.14)	8.35	16 .27
2009		6.87	0.14	0.48	0.62	(0.18)	(0.18)	7.31	9.53
R-1 shares
2014	(c)	12 .39	0 .06	0 .90	0 .96	(0.10)	(0.10)	13 .25	7 .78	(d)
2013		9.96	0.13	2.41	2.54	(0.11)	(0.11)	12 .39	25 .81
2012		8.83	0.11	1.11	1.22	(0.09)	(0.09)	9.96	13 .98
2011		8.31	0.08	0.50	0.58	(0.06)	(0.06)	8.83	6.94
2010		7.29	0.08	1.03	1.11	(0.09)	(0.09)	8.31	15 .32
2009		6.81	0.09	0.49	0.58	(0.10)	(0.10)	7.29	8.71
R-2 shares
2014	(c)	12 .47	0 .07	0 .90	0 .97	(0.12)	(0.12)	13 .32	7 .86	(d)
2013		10 .02	0 .14	2 .44	2 .58	(0.13)	(0.13)	12 .47	26 .00
2012		8.88	0.12	1.12	1.24	(0.10)	(0.10)	10 .02	14 .12
2011		8.34	0.10	0.49	0.59	(0.05)	(0.05)	8.88	7.05
2010		7.31	0.09	1.03	1.12	(0.09)	(0.09)	8.34	15 .47
2009		6.84	0.10	0.48	0.58	(0.11)	(0.11)	7.31	8.82
R-3 shares
2014	(c)	12 .45	0 .08	0 .91	0 .99	(0.15)	(0.15)	13 .29	7 .98	(d)
2013		10 .02	0 .16	2 .42	2 .58	(0.15)	(0.15)	12 .45	26 .14
2012		8.89	0.13	1.13	1.26	(0.13)	(0.13)	10 .02	14 .35
2011		8.35	0.11	0.50	0.61	(0.07)	(0.07)	8.89	7.31
2010		7.32	0.11	1.03	1.14	(0.11)	(0.11)	8.35	15 .61
2009		6.85	0.11	0.49	0.60	(0.13)	(0.13)	7.32	9.13
R-4 shares
2014	(c)	12 .50	0 .09	0 .91	1 .00	(0.17)	(0.17)	13 .33	8 .08	(d)
2013		10 .05	0 .18	2 .44	2 .62	(0.17)	(0.17)	12 .50	26 .43
2012		8.92	0.15	1.12	1.27	(0.14)	(0.14)	10 .05	14 .50
2011		8.38	0.13	0.50	0.63	(0.09)	(0.09)	8.92	7.51
2010		7.34	0.12	1.04	1.16	(0.12)	(0.12)	8.38	15 .88
2009		6.89	0.12	0.48	0.60	(0.15)	(0.15)	7.34	9.18
R-5 shares
2014	(c)	12 .60	0 .10	0 .91	1 .01	(0.18)	(0.18)	13 .43	8 .11	(d)
2013		10 .13	0 .20	2 .45	2 .65	(0.18)	(0.18)	12 .60	26 .58
2012		8.98	0.17	1.13	1.30	(0.15)	(0.15)	10 .13	14 .74
2011		8.44	0.14	0.50	0.64	(0.10)	(0.10)	8.98	7.58
2010		7.39	0.13	1.05	1.18	(0.13)	(0.13)	8.44	16 .03
2009		6.93	0.13	0.49	0.62	(0.16)	(0.16)	7.39	9.31

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$467,580	0.52	%(f)	0.59%(f)	1.49	%(f)	8.6	%(f)
435,774	0 .54		0 .74	1 .66		3 .0
349,801	0 .59		0 .78	1 .55		3 .5
323,928	0 .58		0 .72	1 .41		4 .3
317,882	0 .69		0 .76	1 .36		8 .0
260,397	0 .76		0 .81	1 .72		7 .6

2,348,473	0 .16	(f)	–	1.85	(f)	8.6	(f)
2,231,434	0 .16		0 .16	2 .02		3 .0
1,687,068	0 .16		0 .16	1 .97		3 .5
1,292,005	0 .17		0 .17	1 .82		4 .3
1,343,467	0 .18		0 .18	1 .87		8 .0
136,579	0 .19		0 .25	2 .26		7 .6

18,695	1.03	(f)	–	0.98	(f)	8.6	(f)
18,762	1.03		–	1.17		3.0
16,940	1.04		–	1.11		3.5
16,169	1.04		–	0.95		4.3
16,843	1.04		–	1.02		8.0
12,677	1.04		–	1.35		7.6

37,592	0.90	(f)	–	1.12	(f)	8.6	(f)
43,560	0.90		–	1.29		3.0
37,824	0.91		–	1.24		3.5
36,188	0.91		–	1.09		4.3
47,540	0.91		–	1.15		8.0
47,447	0.91		–	1.55		7.6

243,483	0 .72	(f)	–	1.28	(f)	8.6	(f)
219,693	0 .72		–	1.47		3.0
170,210	0 .73		–	1.41		3.5
127,726	0 .73		–	1.26		4.3
115,162	0 .73		–	1.34		8.0
136,863	0 .73		–	1.72		7.6

196,850	0 .53	(f)	–	1.47	(f)	8.6	(f)
179,047	0 .53		–	1.64		3.0
120,923	0 .54		–	1.61		3.5
120,723	0 .54		–	1.45		4.3
106,514	0 .54		–	1.51		8.0
83,855	0.54		–	1.90		7.6

370,079	0 .41	(f)	–	1.59	(f)	8.6	(f)
354,869	0 .41		–	1.77		3.0
260,492	0 .42		–	1.73		3.5
224,128	0 .42		–	1.57		4.3
190,814	0 .42		–	1.63		8.0
173,787	0 .42		–	2.02		7.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2014	(c)	$13 .39	$0 .07	$0 .87	$0 .94	($0.11)	($1.17)	($1.28)	$13 .05
2013		10 .74	0 .19	2 .64	2 .83	(0 .18)	–	(0.18)	13 .39
2012		9.19	0.14	1.50	1.64	(0 .09)	–	(0.09)	10 .74
2011		8.68	0.09	0.49	0.58	(0 .07)	–	(0.07)	9.19
2010		7.74	0.08	0.97	1.05	(0 .11)	–	(0.11)	8.68
2009		7.83	0.13	(0 .07)	0.06	(0 .15)	–	(0.15)	7.74
Institutional shares
2014	(c)	13 .58	0 .10	0 .89	0 .99	(0 .17)	(1.17)	(1.34)	13 .23
2013		10 .90	0 .25	2 .66	2 .91	(0 .23)	–	(0.23)	13 .58
2012		9.32	0.20	1.52	1.72	(0 .14)	–	(0.14)	10 .90
2011		8.81	0.14	0.49	0.63	(0 .12)	–	(0.12)	9.32
2010		7.85	0.13	0.99	1.12	(0 .16)	–	(0.16)	8.81
2009		7.95	0.17	(0 .06)	0.11	(0 .21)	–	(0.21)	7.85
R-1 shares
2014	(c)	13 .47	0 .04	0 .88	0 .92	(0 .07)	(1.17)	(1.24)	13 .15
2013		10 .80	0 .15	2 .65	2 .80	(0 .13)	–	(0.13)	13 .47
2012		9.23	0.10	1.52	1.62	(0 .05)	–	(0.05)	10 .80
2011		8.72	0.05	0.50	0.55	(0 .04)	–	(0.04)	9.23
2010		7.79	0.06	0.99	1.05	(0 .12)	–	(0.12)	8.72
2009		7.88	0.11	(0 .07)	0.04	(0 .13)	–	(0.13)	7.79
R-2 shares
2014	(c)	13 .52	0 .05	0 .89	0 .94	(0 .10)	(1.17)	(1.27)	13 .19
2013		10 .84	0 .16	2 .67	2 .83	(0 .15)	–	(0.15)	13 .52
2012		9.25	0.12	1.52	1.64	(0 .05)	–	(0.05)	10 .84
2011		8.74	0.07	0.49	0.56	(0 .05)	–	(0.05)	9.25
2010		7.80	0.07	0.98	1.05	(0 .11)	–	(0.11)	8.74
2009		7.88	0.12	(0 .06)	0.06	(0 .14)	–	(0.14)	7.80
R-3 shares
2014	(c)	13 .50	0 .07	0 .88	0 .95	(0 .11)	(1.17)	(1.28)	13 .17
2013		10 .83	0 .18	2 .67	2 .85	(0 .18)	–	(0.18)	13 .50
2012		9.26	0.14	1.51	1.65	(0 .08)	–	(0.08)	10 .83
2011		8.72	0.08	0.49	0.57	(0 .03)	–	(0.03)	9.26
2010		7.78	0.09	0.98	1.07	(0 .13)	–	(0.13)	8.72
2009		7.87	0.12	(0 .05)	0.07	(0 .16)	–	(0.16)	7.78
R-4 shares
2014	(c)	13 .47	0 .08	0 .88	0 .96	(0 .12)	(1.17)	(1.29)	13 .14
2013		10 .81	0 .20	2 .65	2 .85	(0 .19)	–	(0.19)	13 .47
2012		9.24	0.16	1.51	1.67	(0 .10)	–	(0.10)	10 .81
2011		8.74	0.10	0.49	0.59	(0 .09)	–	(0.09)	9.24
2010		7.79	0.10	0.99	1.09	(0 .14)	–	(0.14)	8.74
2009		7.89	0.15	(0 .07)	0.08	(0 .18)	–	(0.18)	7.79
R-5 shares
2014	(c)	13 .57	0 .09	0 .89	0 .98	(0 .13)	(1.17)	(1.30)	13 .25
2013		10 .91	0 .22	2 .66	2 .88	(0 .22)	–	(0.22)	13 .57
2012		9.32	0.17	1.53	1.70	(0 .11)	–	(0.11)	10 .91
2011		8.81	0.11	0.51	0.62	(0 .11)	–	(0.11)	9.32
2010		7.85	0.12	0.98	1.10	(0 .14)	–	(0.14)	8.81
2009		7.95	0.15	(0 .06)	0.09	(0 .19)	–	(0.19)	7.85

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

7.48%(d),(e)		$73,158	0 .85%	(f)	0.92%(f)	1.14%	(f)	123 .5%	(f)
26 .74	(e)	68,659	0.91		1.11	1.59		121.4
17 .97	(e)	51,317	0.99		1.18	1.39		117.4
6.72	(e)	45,068	0.98		1.12	0.91		130.9
13 .67	(e)	41,563	1.08		1.15	0.98		192.9
0.93	(e)	37,302	1.19		1.24	1.80		170.2

7.73	(d)	3,217,240	0 .42	(f)	–	1.57	(f)	123 .5	(f)
27.26		2,998,720	0.43		–	2.04		121.4
18.71		1,612,943	0.44		–	1.94		117.4
7 .21		1,274,154	0 .45		–	1.45		130.9
14 .45		950,085	0 .46		–	1.54		192.9
1 .69		571,990	0 .47		–	2.45		170.2

7.23	(d)	1,597	1 .29	(f)	–	0.69	(f)	123 .5	(f)
26.24		1,517	1.30		–	1.21		121.4
17.65		1,115	1.31		–	1.05		117.4
6 .32		1,191	1 .31		–	0.57		130.9
13.51		1,300	1.32		–	0.75		192.9
0 .70		1,420	1 .33		–	1.49		170.2

7.34	(d)	3,866	1 .16	(f)	–	0.82	(f)	123 .5	(f)
26.40		3,487	1.17		–	1.29		121.4
17.83		2,032	1.18		–	1.19		117.4
6 .45		2,131	1 .18		–	0.70		130.9
13.56		3,191	1.19		–	0.87		192.9
0 .94		3,025	1 .20		–	1.62		170.2

7.43	(d)	4,020	0 .98	(f)	–	1.01	(f)	123 .5	(f)
26.67		3,725	0.99		–	1.52		121.4
18.03		2,753	1.00		–	1.37		117.4
6 .59		2,700	1 .00		–	0.89		130.9
13.86		3,466	1.01		–	1.13		192.9
1 .10		5,783	1 .02		–	1.74		170.2

7.56	(d)	2,796	0 .79	(f)	–	1.17	(f)	123 .5	(f)
26.81		2,721	0.80		–	1.65		121.4
18.26		2,117	0.81		–	1.58		117.4
6 .80		2,275	0 .81		–	1.06		130.9
14.09		2,289	0.82		–	1.24		192.9
1 .23		2,009	0 .83		–	2.04		170.2

7.63	(d)	9,150	0 .67	(f)	–	1.33	(f)	123 .5	(f)
26.89		9,285	0.68		–	1.85		121.4
18.44		5,500	0.69		–	1.69		117.4
6 .99		4,363	0 .69		–	1.19		130.9
14.16		5,627	0.70		–	1.38		192.9
1 .31		7,054	0 .71		–	2.09		170.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND I
Institutional shares
2014	(b)	$14.42	$0.09	$0.84	$0.93	($1.84)	($5.28)	($7.12)	$8.23
2013		11 .73	0 .24	2 .69	2 .93	(0 .24)	–	(0 .24)	14 .42
2012		10 .45	0 .21	1 .24	1 .45	(0 .17)	–	(0 .17)	11 .73
2011		10 .07	0 .16	0 .37	0 .53	(0 .15)	–	(0 .15)	10 .45
2010		9.12	0.12	0.96	1.08	(0 .13)	–	(0.13)	10.07
2009		8.77	0.15	0.39	0.54	(0 .19)	–	(0.19)	9.12
R-1 shares
2014	(b)	14.34	0.03	0.86	0.89	(1 .66)	(5.28)	(6.94)	8.29
2013		11 .67	0 .12	2 .68	2 .80	(0 .13)	–	(0 .13)	14 .34
2012		10 .37	0 .11	1 .25	1 .36	(0 .06)	–	(0 .06)	11 .67
2011		10 .00	0 .06	0 .37	0 .43	(0 .06)	–	(0 .06)	10 .37
2010		9.08	0.04	0.95	0.99	(0 .07)	–	(0.07)	10.00
2009		8.70	0.08	0.39	0.47	(0 .09)	–	(0.09)	9.08
R-2 shares
2014	(b)	14.34	0.04	0.86	0.90	(1 .73)	(5.28)	(7.01)	8.23
2013		11 .67	0 .13	2 .69	2 .82	(0 .15)	–	(0 .15)	14 .34
2012		10 .39	0 .13	1 .24	1 .37	(0 .09)	–	(0 .09)	11 .67
2011		9.98	0.08	0.37	0.45	(0 .04)	–	(0.04)	10.39
2010		9.04	0.06	0.94	1.00	(0 .06)	–	(0.06)	9.98
2009		8.68	0.09	0.38	0.47	(0 .11)	–	(0.11)	9.04
R-3 shares
2014	(b)	14.35	0.05	0.85	0.90	(1 .77)	(5.28)	(7.05)	8.20
2013		11 .68	0 .16	2 .68	2 .84	(0 .17)	–	(0 .17)	14 .35
2012		10 .39	0 .15	1 .24	1 .39	(0 .10)	–	(0 .10)	11 .68
2011		10 .00	0 .09	0 .38	0 .47	(0 .08)	–	(0 .08)	10 .39
2010		9.07	0.07	0.95	1.02	(0 .09)	–	(0.09)	10.00
2009		8.71	0.10	0.39	0.49	(0 .13)	–	(0.13)	9.07
R-4 shares
2014	(b)	14.34	0.06	0.85	0.91	(1 .79)	(5.28)	(7.07)	8.18
2013		11 .67	0 .19	2 .68	2 .87	(0 .20)	–	(0 .20)	14 .34
2012		10 .39	0 .17	1 .24	1 .41	(0 .13)	–	(0 .13)	11 .67
2011		10 .01	0 .12	0 .37	0 .49	(0 .11)	–	(0 .11)	10 .39
2010		9.08	0.09	0.94	1.03	(0 .10)	–	(0.10)	10.01
2009		8.73	0.11	0.40	0.51	(0 .16)	–	(0.16)	9.08
R-5 shares
2014	(b)	14.43	0.07	0.86	0.93	(1 .71)	(5.28)	(6.99)	8.37
2013		11 .77	0 .20	2 .69	2 .89	(0 .23)	–	(0 .23)	14 .43
2012		10 .44	0 .18	1 .25	1 .43	(0 .10)	–	(0 .10)	11 .77
2011		10 .05	0 .13	0 .38	0 .51	(0 .12)	–	(0 .12)	10 .44
2010		9.10	0.10	0.95	1.05	(0 .10)	–	(0.10)	10.05
2009		8.74	0.12	0.40	0.52	(0 .16)	–	(0.16)	9.10

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income		Portfolio
		Period (in	to Average Net		to Average Net		Turnover
Total Return		thousands)	Assets		Assets		Rate

7.89%(c),(d)		$185,835	0.82%(e),(f)		1.68	%(e)	33.0	%(e)
25 .39	(d)	898,307	0 .76	(f)	1 .89		68 .2
14.18		2,180,941	0.76	(f)	1.89		68.2
5 .21		1,975,267	0 .76	(f)	1 .47		95 .4
11.89		2,235,141	0.77	(f)	1.28		73.6
6 .56		1,245,238	0 .79	(f)	1 .82		114 .5

7.46 (c)	,(d)	2,720	1.70 (e)	,(f)	0.74	(e)	33.0	(e)
24 .19	(d)	2,966	1 .64	(f)	0 .96		68 .2
13.25		4,014	1.64	(f)	1.02		68.2
4 .24		4,025	1 .64	(f)	0 .58		95 .4
10.89		5,335	1.64	(f)	0.41		73.6
5 .59		4,784	1 .66	(f)	0 .93		114 .5

7.47	(c)	2,387	1.57 (e)	,(f)	0.87	(e)	33.0	(e)
24.43		2,696	1.51	(f)	1.03		68.2
13.28		2,332	1.51	(f)	1.14		68.2
4 .53		2,158	1 .51	(f)	0 .72		95 .4
11.04		4,021	1.51	(f)	0.58		73.6
5 .64		5,336	1 .53	(f)	1 .12		114 .5

7.56 (c)	,(d)	3,030	1.39 (e)	,(f)	1.05	(e)	33.0	(e)
24 .56	(d)	3,034	1 .33	(f)	1 .26		68 .2
13.51		2,854	1.33	(f)	1.33		68.2
4 .65		3,168	1 .33	(f)	0 .89		95 .4
11.27		5,526	1.33	(f)	0.73		73.6
5 .85		5,509	1 .35	(f)	1 .27		114 .5

7.72 (c)	,(d)	3,352	1.20 (e)	,(f)	1.23	(e)	33.0	(e)
24 .87	(d)	3,156	1 .14	(f)	1 .49		68 .2
13.76		3,250	1.14	(f)	1.53		68.2
4 .86		3,400	1 .14	(f)	1 .09		95 .4
11.38		4,096	1.14	(f)	0.91		73.6
6 .11		3,486	1 .16	(f)	1 .41		114 .5

7.73	(c)	1,548	1.08 (e)	,(f)	1.41	(e)	33.0	(e)
25.03		1,911	1.02	(f)	1.54		68.2
13.86		1,800	1.02	(f)	1.63		68.2
5 .06		2,399	1 .02	(f)	1 .20		95 .4
11.60		6,332	1.02	(f)	1.08		73.6
6 .29		9,613	1 .04	(f)	1 .51		114 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From Investment Operations	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on		Investment	and	Value, End
		Period	(Loss)(a)	Investments		Income	Distributions	of Period	Total Return
LARGECAP VALUE FUND III
Class J shares
2014	(c)	$13 .56	$0 .08	$1 .06	$1 .14	($0.03)	($0.03)	$14.67	8.45%(d),(e)
2013		10 .91	0 .15	2 .71	2 .86	(0.21)	(0.21)	13 .56	26 .65	(e)
2012		9.73	0.14	1.17	1.31	(0.13)	(0.13)	10 .91	13 .63	(e)
2011		9.56	0.09	0.17	0.26	(0.09)	(0.09)	9.73	2.71	(e)
2010		8.55	0.07	1.04	1.11	(0.10)	(0.10)	9.56	13 .04	(e)
2009		8.36	0.11	0.24	0.35	(0.16)	(0.16)	8.55	4.39	(e)
Institutional shares
2014	(c)	13 .74	0 .11	1 .07	1 .18	(0.09)	(0.09)	14 .83	8 .62	(d)
2013		11 .07	0 .19	2 .75	2 .94	(0.27)	(0.27)	13 .74	27 .13
2012		9.86	0.20	1.19	1.39	(0.18)	(0.18)	11 .07	14 .38
2011		9.70	0.15	0.16	0.31	(0.15)	(0.15)	9.86	3.16
2010		8.67	0.13	1.05	1.18	(0.15)	(0.15)	9.70	13 .73
2009		8.49	0.16	0.24	0.40	(0.22)	(0.22)	8.67	5.12
R-1 shares
2014	(c)	13 .71	0 .05	1 .07	1 .12	–	–	14 .83	8 .17	(d)
2013		11 .02	0 .10	2 .74	2 .84	(0.15)	(0.15)	13 .71	26 .10
2012		9.79	0.10	1.19	1.29	(0.06)	(0.06)	11 .02	13 .31
2011		9.63	0.05	0.17	0.22	(0.06)	(0.06)	9.79	2.22
2010		8.61	0.05	1.05	1.10	(0.08)	(0.08)	9.63	12 .79
2009		8.40	0.09	0.24	0.33	(0.12)	(0.12)	8.61	4.17
R-2 shares
2014	(c)	13 .66	0 .06	1 .07	1 .13	–	–	14 .79	8 .27	(d)
2013		10 .98	0 .11	2 .74	2 .85	(0.17)	(0.17)	13 .66	26 .27
2012		9.76	0.12	1.18	1.30	(0.08)	(0.08)	10 .98	13 .42
2011		9.59	0.07	0.17	0.24	(0.07)	(0.07)	9.76	2.43
2010		8.58	0.06	1.04	1.10	(0.09)	(0.09)	9.59	12 .83
2009		8.35	0.10	0.25	0.35	(0.12)	(0.12)	8.58	4.36
R-3 shares
2014	(c)	14 .18	0 .07	1 .11	1 .18	(0.01)	(0.01)	15 .35	8 .36	(d)
2013		11 .39	0 .14	2 .83	2 .97	(0.18)	(0.18)	14 .18	26 .47
2012		10 .13	0 .14	1 .23	1 .37	(0.11)	(0.11)	11 .39	13 .64
2011		9.93	0.09	0.18	0.27	(0.07)	(0.07)	10 .13	2 .67
2010		8.86	0.08	1.07	1.15	(0.08)	(0.08)	9.93	13 .05
2009		8.64	0.12	0.25	0.37	(0.15)	(0.15)	8.86	4.48
R-4 shares
2014	(c)	13 .71	0 .08	1 .08	1 .16	(0.04)	(0.04)	14 .83	8 .46	(d)
2013		11 .03	0 .16	2 .73	2 .89	(0.21)	(0.21)	13 .71	26 .67
2012		9.82	0.16	1.19	1.35	(0.14)	(0.14)	11 .03	13 .93
2011		9.66	0.11	0.16	0.27	(0.11)	(0.11)	9.82	2.74
2010		8.63	0.09	1.05	1.14	(0.11)	(0.11)	9.66	13 .32
2009		8.43	0.13	0.24	0.37	(0.17)	(0.17)	8.63	4.71
R-5 shares
2014	(c)	13 .77	0 .09	1 .09	1 .18	(0.03)	(0.03)	14 .92	8 .56	(d)
2013		11 .11	0 .17	2 .74	2 .91	(0.25)	(0.25)	13 .77	26 .72
2012		9.87	0.17	1.20	1.37	(0.13)	(0.13)	11 .11	14 .10
2011		9.71	0.12	0.16	0.28	(0.12)	(0.12)	9.87	2.86
2010		8.68	0.10	1.05	1.15	(0.12)	(0.12)	9.71	13 .38
2009		8.47	0.14	0.25	0.39	(0.18)	(0.18)	8.68	4.92

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.
				(unaudited)

				Ratio of Net
	Ratio of Expenses		Ratio of Gross	Investment Income
Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

$77,308	1.18%	(f)	1.26%(f)	1.14%	(f)	41 .7%	(f)
73,120	1.22		1.43	1.21		64.8
62,870	1.31		1.52	1.33		58.3
64,254	1.27		1.42	0.92		70.9
67,982	1.38		1.45	0.78		80.6
64,656	1.43		1.48	1.41		98.7

2,495,685	0.76 (f),	(g)	–	1.55	(f)	41 .7	(f)
1,657,474	0 .79	(g)	–	1.56		64.8
677,325	0.78	(g)	–	1.92		58.3
1,056,201	0 .78	(g)	–	1.42		70.9
1,601,614	0.77	(g)	–	1.39		80.6
1,688,856	0.78	(g)	–	2.04		98.7

2,477	1 .64 (f),	(g)	–	0.68	(f)	41 .7	(f)
2,175	1 .67	(g)	–	0.79		64.8
2,369	1 .66	(g)	–	0.99		58.3
2,821	1 .66	(g)	–	0.53		70.9
4,179	1 .65	(g)	–	0.50		80.6
4,470	1 .66	(g)	–	1.19		98.7

3,854	1 .51 (f),	(g)	–	0.83	(f)	41 .7	(f)
5,605	1 .54	(g)	–	0.92		64.8
6,283	1 .53	(g)	–	1.15		58.3
9,411	1 .53	(g)	–	0.67		70.9
15,933	1.52	(g)	–	0.64		80.6
19,786	1.53	(g)	–	1.35		98.7

11,946	1.33 (f),	(g)	–	1.00	(f)	41 .7	(f)
10,306	1.36	(g)	–	1.09		64.8
9,792	1 .35	(g)	–	1.31		58.3
13,446	1.35	(g)	–	0.85		70.9
23,390	1.34	(g)	–	0.83		80.6
34,970	1.35	(g)	–	1.55		98.7

5,617	1 .14 (f),	(g)	–	1.18	(f)	41 .7	(f)
5,773	1 .17	(g)	–	1.27		64.8
5,167	1 .16	(g)	–	1.58		58.3
10,525	1.16	(g)	–	1.04		70.9
13,028	1.15	(g)	–	1.02		80.6
20,289	1.16	(g)	–	1.70		98.7

7,752	1 .02 (f),	(g)	–	1.32	(f)	41 .7	(f)
8,642	1 .05	(g)	–	1.40		64.8
8,898	1 .04	(g)	–	1.63		58.3
10,476	1.04	(g)	–	1.15		70.9
22,321	1.03	(g)	–	1.13		80.6
32,818	1.04	(g)	–	1.81		98.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From Investment Operations	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on		Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments		Income	Gains	Distributions	of Period
MIDCAP FUND
Class J shares
2014	(c)	$19 .21	$0 .02	$0 .71	$0 .73	$–	($0.42)	($0.42)	$19 .52
2013		14 .95	0 .05	4 .57	4 .62	(0.13)	(0.23)	(0.36)	19 .21
2012		13 .60	0 .05	2 .13	2 .18	(0.02)	(0.81)	(0.83)	14 .95
2011		12 .63	0 .01	1 .58	1 .59	(0.13)	(0.49)	(0.62)	13 .60
2010		10 .13	0 .08	2 .45	2 .53	(0.03)	–	(0.03)	12 .63
2009		9.28	–	1.37	1.37	–	(0.52)	(0.52)	10 .13
Institutional shares
2014	(c)	20 .15	0 .05	0 .75	0 .80	(0.05)	(0.42)	(0.47)	20 .48
2013		15 .67	0 .10	4 .80	4 .90	(0.19)	(0.23)	(0.42)	20 .15
2012		14 .22	0 .12	2 .22	2 .34	(0.08)	(0.81)	(0.89)	15 .67
2011		13 .18	0 .07	1 .65	1 .72	(0.19)	(0.49)	(0.68)	14 .22
2010		10 .56	0 .15	2 .56	2 .71	(0.09)	–	(0.09)	13 .18
2009		9.59	0.06	1.43	1.49	–	(0.52)	(0.52)	10 .56
R-1 shares
2014	(c)	19 .09	(0.03)	0.71	0.68	–	(0.42)	(0.42)	19 .35
2013		14.92	(0.04)	4.56	4.52	(0.12)	(0.23)	(0.35)	19 .09
2012		13.62	–	2.11	2.11	–	(0.81)	(0.81)	14 .92
2011		12.65	(0.04)	1.58	1.54	(0.08)	(0.49)	(0.57)	13 .62
2010		10 .17	0 .05	2 .45	2 .50	(0.02)	–	(0.02)	12 .65
2009		9.34	(0.03)	1.38	1.35	–	(0.52)	(0.52)	10 .17
R-2 shares
2014	(c)	19 .23	(0.02)	0.72	0.70	–	(0.42)	(0.42)	19 .51
2013		15.00	(0.02)	4.59	4.57	(0.11)	(0.23)	(0.34)	19 .23
2012		13 .66	0 .01	2 .14	2 .15	–	(0.81)	(0.81)	15 .00
2011		12.71	(0.03)	1.59	1.56	(0.12)	(0.49)	(0.61)	13 .66
2010		10 .21	0 .07	2 .46	2 .53	(0.03)	–	(0.03)	12 .71
2009		9.36	(0.02)	1.39	1.37	–	(0.52)	(0.52)	10 .21
R-3 shares
2014	(c)	19 .64	–	0.73	0.73	–	(0.42)	(0.42)	19 .95
2013		15 .32	0 .01	4 .68	4 .69	(0.14)	(0.23)	(0.37)	19 .64
2012		13 .91	0 .04	2 .18	2 .22	–	(0.81)	(0.81)	15 .32
2011		12.93	–	1.61	1.61	(0.14)	(0.49)	(0.63)	13 .91
2010		10 .38	0 .08	2 .51	2 .59	(0.04)	–	(0.04)	12 .93
2009		9.48	–	1.42	1.42	–	(0.52)	(0.52)	10 .38
R-4 shares
2014	(c)	20 .12	0 .02	0 .75	0 .77	–	(0.42)	(0.42)	20 .47
2013		15 .66	0 .05	4 .79	4 .84	(0.15)	(0.23)	(0.38)	20 .12
2012		14 .23	0 .07	2 .22	2 .29	(0.05)	(0.81)	(0.86)	15 .66
2011		13 .21	0 .02	1 .66	1 .68	(0.17)	(0.49)	(0.66)	14 .23
2010		10 .59	0 .10	2 .57	2 .67	(0.05)	–	(0.05)	13 .21
2009		9.65	0.02	1.44	1.46	–	(0.52)	(0.52)	10 .59
R-5 shares
2014	(c)	19 .98	0 .03	0 .74	0 .77	(0.02)	(0.42)	(0.44)	20 .31
2013		15 .55	0 .07	4 .75	4 .82	(0.16)	(0.23)	(0.39)	19 .98
2012		14 .12	0 .08	2 .21	2 .29	(0.05)	(0.81)	(0.86)	15 .55
2011		13 .09	0 .04	1 .65	1 .69	(0.17)	(0.49)	(0.66)	14 .12
2010		10 .50	0 .11	2 .55	2 .66	(0.07)	–	(0.07)	13 .09
2009		9.56	0.03	1.43	1.46	–	(0.52)	(0.52)	10 .50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.87%(d),(e)		$280,994	0.94%	(f)	1.01%(f)	0.21%	(f)	15 .2%	(f)
31 .56	(e)	287,254	0 .98		1 .18	0 .31		13 .0
17 .27	(e)	222,928	1 .10		1 .29	0 .35		21 .1
12 .97	(e)	194,970	1 .10		1 .25	0 .08		33 .2
25 .02	(e)	174,254	1 .22		1 .29	0 .70		26 .7
16 .33	(e)	143,192	1 .30		1 .35	(0 .06)		12 .9

4.05	(d)	3,309,551	0 .66	(f)	–	0.49	(f)	15 .2	(f)
32.04		2,828,522	0.66		0.66	0.59		13.0
17.72		1,389,161	0.65		0.65	0.80		21.1
13.48		580,128	0.65		0.65	0.53		33.2
25.78		392,309	0.66		0.66	1.22		26.7
17.09		423,084	0.69		0.70	0.60		12.9

3.63	(d)	25,483	1.48	(f)	–	(0.33)	)(f)	15 .2	(f)
30.96		20,791	1.48		–	(0 .25)		13 .0
16.68		7,778	1.50		–	(0 .03)		21 .1
12.57		1,985	1.51		–	(0 .32)		33 .2
24.64		2,261	1.52		–	0.40		26.7
15.99		1,879	1.53		–	(0 .33)		12 .9

3.71	(d)	42,439	1.35	(f)	–	(0.19)	(f)	15 .2	(f)
31.09		40,741	1.35		–	(0 .10)		13 .0
16.93		21,181	1.37		–	0.08		21.1
12.66		8,697	1.38		–	(0 .21)		33 .2
24.81		5,421	1.39		–	0.56		26.7
16.18		4,048	1.40		–	(0 .19)		12 .9

3.79	(d)	151,745	1 .17	(f)	–	(0.01)	(f)	15 .2	(f)
31 .30		155,477	1 .17		–	0.08		13.0
17.17		77,423	1.19		–	0.28		21.1
12.85		20,680	1.20		–	(0 .03)		33 .2
25.01		18,958	1.21		–	0.72		26.7
16.51		11,000	1.22		–	(0 .01)		12 .9

3.90	(d)	158,084	0 .98	(f)	–	0.18	(f)	15 .2	(f)
31 .59		163,047	0 .98		–	0.28		13.0
17.33		90,257	1.00		–	0.44		21.1
13.08		44,862	1.01		–	0.16		33.2
25.32		9,201	1.02		–	0.86		26.7
16.65		8,038	1.03		–	0.19		12.9

3.93	(d)	232,958	0 .86	(f)	–	0.30	(f)	15 .2	(f)
31 .74		196,640	0 .86		–	0.37		13.0
17.46		77,833	0.88		–	0.57		21.1
13.34		50,417	0.89		–	0.28		33.2
25.42		36,636	0.90		–	0.96		26.7
16.82		15,132	0.91		–	0.31		12.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

				FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Total Return
MIDCAP GROWTH FUND
Class J shares
2014	(c)	$8 .00	($0.02)	$0 .29	$0 .27	($1.87)	($1.87)	$6 .40	3 .66%(d),(e)
2013		6.51	(0.04)	1.95	1.91	(0 .42)	(0 .42)	8.00	31.12	(e)
2012		7.15	(0.04)	0.31	0.27	(0 .91)	(0 .91)	6.51	5.71	(e)
2011		6.49	(0.06)	0.72	0.66	–	–	7.15	10.17	(e)
2010		5.12	(0.05)	1.42	1.37	–	–	6.49	26.76	(e)
2009		5.04	(0.05)	0.13	0.08	–	–	5.12	1.59	(e)
Institutional shares
2014	(c)	9.08	(0.01)	0.35	0.34	(1 .87)	(1 .87)	7.55	4.04	(d)
2013		7.31	–	2.19	2.19	(0 .42)	(0 .42)	9.08	31.57
2012		7.86	–	0.36	0.36	(0 .91)	(0 .91)	7.31	6.40
2011		7.10	(0.03)	0.79	0.76	–	–	7.86	10.70
2010		5.56	(0.02)	1.56	1.54	–	–	7.10	27.72
2009		5.43	(0.01)	0.14	0.13	–	–	5.56	2.39
R-1 shares
2014	(c)	8.27	(0.04)	0.31	0.27	(1 .87)	(1 .87)	6.67	3.50	(d)
2013		6.74	(0.06)	2.01	1.95	(0 .42)	(0 .42)	8.27	30.63
2012		7.38	(0.06)	0.33	0.27	(0 .91)	(0 .91)	6.74	5.48
2011		6.73	(0.09)	0.74	0.65	–	–	7.38	9.66
2010		5.31	(0.07)	1.49	1.42	–	–	6.73	26.74
2009		5.24	(0.06)	0.13	0.07	–	–	5.31	1.34
R-2 shares
2014	(c)	8.60	(0.03)	0.32	0.29	(1 .87)	(1 .87)	7.02	3.61	(d)
2013		6.98	(0.05)	2.09	2.04	(0 .42)	(0 .42)	8.60	30.86
2012		7.61	(0.05)	0.33	0.28	(0 .91)	(0 .91)	6.98	5.45
2011		6.92	(0.08)	0.77	0.69	–	–	7.61	9.97
2010		5.46	(0.06)	1.52	1.46	–	–	6.92	26.74
2009		5.38	(0.05)	0.13	0.08	–	–	5.46	1.49
R-3 shares
2014	(c)	8.87	(0.03)	0.34	0.31	(1 .87)	(1 .87)	7.31	3.75	(d)
2013		7.18	(0.04)	2.15	2.11	(0 .42)	(0 .42)	8.87	30.99
2012		7.78	(0.04)	0.35	0.31	(0 .91)	(0 .91)	7.18	5.75
2011		7.07	(0.07)	0.78	0.71	–	–	7.78	10.04
2010		5.57	(0.05)	1.55	1.50	–	–	7.07	26.93
2009		5.47	(0.05)	0.15	0.10	–	–	5.57	1.83
R-4 shares
2014	(c)	9.12	(0.02)	0.34	0.32	(1 .87)	(1 .87)	7.57	3.77	(d)
2013		7.36	(0.03)	2.21	2.18	(0 .42)	(0 .42)	9.12	31.20
2012		7.93	(0.03)	0.37	0.34	(0 .91)	(0 .91)	7.36	6.05
2011		7.19	(0.05)	0.79	0.74	–	–	7.93	10.29
2010		5.65	(0.04)	1.58	1.54	–	–	7.19	27.26
2009		5.54	(0.03)	0.14	0.11	–	–	5.65	1.99
R-5 shares
2014	(c)	9.30	(0.02)	0.36	0.34	(1 .87)	(1 .87)	7.77	3.93	(d)
2013		7.48	(0.02)	2.26	2.24	(0 .42)	(0 .42)	9.30	31.51
2012		8.05	(0.02)	0.36	0.34	(0 .91)	(0 .91)	7.48	5.95
2011		7.29	(0.05)	0.81	0.76	–	–	8.05	10.43
2010		5.72	(0.04)	1.61	1.57	–	–	7.29	27.45
2009		5.60	(0.03)	0.15	0.12	–	–	5.72	2.14

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Net
Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

$37,119	1 .19	%(f)	1.26	%(f)	(0.67	)%(f)	211 .3	%(f)
31,805	1.22		1.42		(0.51)		222 .6
23,812	1.28		1.47		(0.60)		167 .6
24,203	1.21		1.35		(0.83)		155 .1
22,826	1.35		1.42		(0.91)		214 .7
19,435	1.49		1.54		(1.08)		227 .2

54,849	0.75	(f)	0.76	(f)	(0 .21	) (f)	211 .3	(f)
65,325	0.74		0.77		(0.04)		222 .6
49,383	0.70		0.78		(0.02)		167 .6
53,210	0.70		0.73		(0.32)		155 .1
34,798	0.70		0.75		(0.25)		214 .7
34,450	0.70		0.77		(0.29)		227 .2

1,298	1 .56	(f)	–		(1 .03	) (f)	211 .3	(f)
1,518	1 .56		–		(0.85)		222 .6
1,503	1 .56		–		(0.88)		167 .6
1,441	1 .55		–		(1.18)		155 .1
1,158	1 .56		–		(1.12)		214 .7
1,109	1 .55		–		(1.15)		227 .2

2,370	1 .43	(f)	–		(0 .90	) (f)	211 .3	(f)
2,699	1 .43		–		(0.72)		222 .6
2,609	1 .43		–		(0.76)		167 .6
3,331	1 .42		–		(1.04)		155 .1
3,152	1 .43		–		(0.99)		214 .7
2,390	1 .42		–		(1.02)		227 .2

2,901	1 .25	(f)	–		(0 .72	) (f)	211 .3	(f)
3,830	1 .25		–		(0.52)		222 .6
5,306	1 .25		–		(0.58)		167 .6
6,698	1 .24		–		(0.86)		155 .1
7,430	1 .25		–		(0.75)		214 .7
10,722	1.24		–		(0.86)		227 .2

2,633	1 .06	(f)	–		(0 .53	) (f)	211 .3	(f)
2,239	1 .06		–		(0.35)		222 .6
2,608	1 .06		–		(0.45)		167 .6
9,194	1 .05		–		(0.67)		155 .1
8,584	1 .06		–		(0.62)		214 .7
6,889	1 .05		–		(0.64)		227 .2

13,378	0.94	(f)	–		(0 .40	) (f)	211 .3	(f)
15,380	0.94		–		(0.26)		222 .6
19,913	0.94		–		(0.30)		167 .6
33,603	0.93		–		(0.55)		155 .1
33,306	0.94		–		(0.55)		214 .7
8,446	0 .93		–		(0.52)		227 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND III
Class J shares
2014	(c)	$12 .69	($0.03)	$0 .45	$0 .42	$–	($2.47)	($2.47)	$10 .64
2013		9.91	(0.06)	3.08	3.02	–	(0.24)	(0.24)	12 .69
2012		9.71	(0.05)	0.25	0.20	–	–	–	9.91
2011		8.82	(0.06)	0.95	0.89	–	–	–	9.71
2010		6.90	(0.07)	1.99	1.92	–	–	–	8.82
2009		5.94	(0.06)	1.02	0.96	–	–	–	6.90
Institutional shares
2014	(c)	13 .97	–	0.50	0.50	–	(2.47)	(2.47)	12 .00
2013		10.87	–	3.38	3.38	(0.04)	(0.24)	(0.28)	13 .97
2012		10 .59	0 .01	0 .27	0 .28	–	–	–	10 .87
2011		9.57	(0.01)	1.03	1.02	–	–	–	10 .59
2010		7.44	(0.01)	2.14	2.13	–	–	–	9.57
2009		6.37	(0.01)	1.08	1.07	–	–	–	7.44
R-1 shares
2014	(c)	12 .91	(0.05)	0.46	0.41	–	(2.47)	(2.47)	10 .85
2013		10.12	(0.10)	3.13	3.03	–	(0.24)	(0.24)	12 .91
2012		9.95	(0.08)	0.25	0.17	–	–	–	10 .12
2011		9.07	(0.10)	0.98	0.88	–	–	–	9.95
2010		7.11	(0.08)	2.04	1.96	–	–	–	9.07
2009		6.13	(0.07)	1.05	0.98	–	–	–	7.11
R-2 shares
2014	(c)	13 .16	(0.05)	0.48	0.43	–	(2.47)	(2.47)	11 .12
2013		10.30	(0.09)	3.19	3.10	–	(0.24)	(0.24)	13 .16
2012		10.11	(0.07)	0.26	0.19	–	–	–	10 .30
2011		9.21	(0.08)	0.98	0.90	–	–	–	10 .11
2010		7.21	(0.07)	2.07	2.00	–	–	–	9.21
2009		6.21	(0.06)	1.06	1.00	–	–	–	7.21
R-3 shares
2014	(c)	13 .71	(0.04)	0.49	0.45	–	(2.47)	(2.47)	11 .69
2013		10.70	(0.07)	3.32	3.25	–	(0.24)	(0.24)	13 .71
2012		10.48	(0.05)	0.27	0.22	–	–	–	10 .70
2011		9.53	(0.07)	1.02	0.95	–	–	–	10 .48
2010		7.45	(0.06)	2.14	2.08	–	–	–	9.53
2009		6.41	(0.05)	1.09	1.04	–	–	–	7.45
R-4 shares
2014	(c)	13 .85	(0.03)	0.50	0.47	–	(2.47)	(2.47)	11 .85
2013		10.79	(0.05)	3.35	3.30	–	(0.24)	(0.24)	13 .85
2012		10.55	(0.04)	0.28	0.24	–	–	–	10 .79
2011		9.57	(0.05)	1.03	0.98	–	–	–	10 .55
2010		7.47	(0.04)	2.14	2.10	–	–	–	9.57
2009		6.42	(0.03)	1.08	1.05	–	–	–	7.47
R-5 shares
2014	(c)	14 .13	(0.02)	0.51	0.49	–	(2.47)	(2.47)	12 .15
2013		10.99	(0.03)	3.41	3.38	–	(0.24)	(0.24)	14 .13
2012		10.74	(0.02)	0.27	0.25	–	–	–	10 .99
2011		9.73	(0.04)	1.05	1.01	–	–	–	10 .74
2010		7.58	(0.04)	2.19	2.15	–	–	–	9.73
2009		6.51	(0.03)	1.10	1.07	–	–	–	7.58

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

3.47%(d),(e)		$38,119	1.42%	(f)	1.51%(f)	(0 .55)% (f)	190 .2%	(f)
31 .14	(e)	37,316	1.43		1.65	(0 .53)	105 .0
2.06	(e)	29,541	1.50		1.71	(0 .48)	127 .6
10 .09	(e)	32,439	1.45		1.62	(0 .58)	107 .8
27 .83	(e)	30,949	1.65		1.74	(0 .83)	98 .1
16 .16	(e)	24,700	1.78		1.84	(0 .95)	126 .2

3.77	(d)	1,354,210	0.95 (f),	(g)	–	(0.08) (f)	190 .2	(f)
31.78		1,406,949	0.95	(g)	–	(0 .04)	105 .0
2.64		1,310,305	0.95	(g)	–	0.07	127.6
10.66		1,340,389	0.95	(g)	–	(0 .08)	107 .8
28 .63		1,206,656	0.96	(g)	–	(0 .14)	98 .1
16 .80		1,000,791	0.98	(g)	–	(0 .16)	126 .2

3.31	(d)	3,466	1 .83 (f),	(g)	–	(0.96) (f)	190 .2	(f)
30.57		3,446	1.83	(g)	–	(0 .88)	105 .0
1.71		3,731	1 .83	(g)	–	(0 .82)	127 .6
9.70		4,645	1 .83	(g)	–	(0 .94)	107 .8
27 .57		5,095	1 .84	(g)	–	(1 .01)	98 .1
15 .99		4,498	1 .86	(g)	–	(1 .04)	126 .2

3.42	(d)	5,325	1 .70 (f),	(g)	–	(0.81) (f)	190 .2	(f)
30.72		6,205	1.70	(g)	–	(0 .78)	105 .0
1.88		6,229	1 .70	(g)	–	(0 .69)	127 .6
9.77		7,782	1 .70	(g)	–	(0 .77)	107 .8
27 .74		11,680	1.71	(g)	–	(0 .88)	98 .1
16 .10		10,939	1.73	(g)	–	(0 .90)	126 .2

3.43	(d)	18,961	1.52 (f),	(g)	–	(0.63) (f)	190 .2	(f)
30 .98		22,048	1.52	(g)	–	(0 .58)	105 .0
2.10		23,334	1.52	(g)	–	(0 .50)	127 .6
9.97		32,650	1.52	(g)	–	(0 .64)	107 .8
27.92		38,227	1.53	(g)	–	(0 .70)	98 .1
16 .22		31,998	1.55	(g)	–	(0 .72)	126 .2

3.55	(d)	22,251	1.33 (f),	(g)	–	(0.44) (f)	190 .2	(f)
31 .19		27,086	1.33	(g)	–	(0 .39)	105 .0
2.27		24,559	1.33	(g)	–	(0 .32)	127 .6
10 .24		33,364	1.33	(g)	–	(0 .45)	107 .8
28.11		32,907	1.34	(g)	–	(0 .51)	98 .1
16 .36		27,501	1.36	(g)	–	(0 .53)	126 .2

3.62	(d)	13,425	1.21 (f),	(g)	–	(0.30) (f)	190 .2	(f)
31 .38		20,890	1.21	(g)	–	(0 .22)	105 .0
2.33		37,395	1.21	(g)	–	(0 .19)	127 .6
10 .38		35,709	1.21	(g)	–	(0 .34)	107 .8
28.36		22,341	1.22	(g)	–	(0 .41)	98 .1
16 .44		14,817	1.24	(g)	–	(0 .41)	126 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2014	(c)	$18 .35	$0 .07	$0 .93	$1 .00	($0.12)	($0.60)	($0.72)	$18 .63
2013		14 .43	0 .14	4 .40	4 .54	(0 .13)	(0.49)	(0.62)	18 .35
2012		13 .60	0 .10	1 .34	1 .44	(0 .07)	(0.54)	(0.61)	14 .43
2011		12 .79	0 .08	0 .92	1 .00	(0 .06)	(0.13)	(0.19)	13 .60
2010		10 .17	0 .07	2 .62	2 .69	(0 .07)	–	(0.07)	12 .79
2009		9.41	0.06	1.34	1.40	(0 .09)	(0.55)	(0.64)	10 .17
Institutional shares
2014	(c)	18 .74	0 .11	0 .95	1 .06	(0 .18)	(0.60)	(0.78)	19 .02
2013		14 .73	0 .22	4 .47	4 .69	(0 .19)	(0.49)	(0.68)	18 .74
2012		13 .87	0 .17	1 .36	1 .53	(0 .13)	(0.54)	(0.67)	14 .73
2011		13 .04	0 .14	0 .95	1 .09	(0 .13)	(0.13)	(0.26)	13 .87
2010		10 .36	0 .14	2 .67	2 .81	(0 .13)	–	(0.13)	13 .04
2009		9.59	0.13	1.35	1.48	(0 .16)	(0.55)	(0.71)	10 .36
R-1 shares
2014	(c)	18 .58	0 .03	0 .94	0 .97	(0 .09)	(0.60)	(0.69)	18 .86
2013		14 .60	0 .08	4 .46	4 .54	(0 .07)	(0.49)	(0.56)	18 .58
2012		13 .74	0 .05	1 .36	1 .41	(0 .01)	(0.54)	(0.55)	14 .60
2011		12 .94	0 .03	0 .93	0 .96	(0 .03)	(0.13)	(0.16)	13 .74
2010		10 .31	0 .04	2 .65	2 .69	(0 .06)	–	(0.06)	12 .94
2009		9.50	0.05	1.37	1.42	(0 .06)	(0.55)	(0.61)	10 .31
R-2 shares
2014	(c)	18 .98	0 .05	0 .96	1 .01	(0 .06)	(0.60)	(0.66)	19 .33
2013		14 .89	0 .10	4 .55	4 .65	(0 .07)	(0.49)	(0.56)	18 .98
2012		13 .99	0 .07	1 .39	1 .46	(0 .02)	(0.54)	(0.56)	14 .89
2011		13 .16	0 .05	0 .95	1 .00	(0 .04)	(0.13)	(0.17)	13 .99
2010		10 .47	0 .06	2 .70	2 .76	(0 .07)	–	(0.07)	13 .16
2009		9.64	0.07	1.38	1.45	(0 .07)	(0.55)	(0.62)	10 .47
R-3 shares
2014	(c)	18 .94	0 .07	0 .96	1 .03	(0 .09)	(0.60)	(0.69)	19 .28
2013		14 .88	0 .13	4 .54	4 .67	(0 .12)	(0.49)	(0.61)	18 .94
2012		14 .01	0 .09	1 .39	1 .48	(0 .07)	(0.54)	(0.61)	14 .88
2011		13 .19	0 .07	0 .95	1 .02	(0 .07)	(0.13)	(0.20)	14 .01
2010		10 .49	0 .08	2 .71	2 .79	(0 .09)	–	(0.09)	13 .19
2009		9.68	0.08	1.38	1.46	(0 .10)	(0.55)	(0.65)	10 .49
R-4 shares
2014	(c)	19 .00	0 .08	0 .97	1 .05	(0 .14)	(0.60)	(0.74)	19 .31
2013		14 .93	0 .16	4 .55	4 .71	(0 .15)	(0.49)	(0.64)	19 .00
2012		14 .04	0 .12	1 .40	1 .52	(0 .09)	(0.54)	(0.63)	14 .93
2011		13 .21	0 .10	0 .95	1 .05	(0 .09)	(0.13)	(0.22)	14 .04
2010		10 .51	0 .10	2 .70	2 .80	(0 .10)	–	(0.10)	13 .21
2009		9.70	0.10	1.39	1.49	(0 .13)	(0.55)	(0.68)	10 .51
R-5 shares
2014	(c)	19 .13	0 .10	0 .96	1 .06	(0 .15)	(0.60)	(0.75)	19 .44
2013		15 .02	0 .19	4 .57	4 .76	(0 .16)	(0.49)	(0.65)	19 .13
2012		14 .12	0 .14	1 .40	1 .54	(0 .10)	(0.54)	(0.64)	15 .02
2011		13 .28	0 .12	0 .95	1 .07	(0 .10)	(0.13)	(0.23)	14 .12
2010		10 .55	0 .12	2 .72	2 .84	(0 .11)	–	(0.11)	13 .28
2009		9.74	0.11	1.38	1.49	(0 .13)	(0.55)	(0.68)	10 .55

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

5.58%(d),(e)		$80,969	0 .62%	(f)	0.69%	(f)	0.80%	(f)	11 .6%	(f)
32 .57	(e)	73,163	0.65		0.85		0.86		11.2
11 .31	(e)	47,839	0.66		0.85		0.72		14.5
7.81	(e)	44,558	0.66		0.80		0.56		15.8
26 .57	(e)	41,637	0.82		0.89		0.59		17.5
16 .72	(e)	30,980	0.93		0.98		0.72		32.9

5.82	(d)	479,468	0 .20	(f)	0.20	(f)	1.22	(f)	11 .6	(f)
33.09		402,962	0.21		0.21		1.30		11.2
11.86		250,683	0.20		0.24		1.18		14.5
8 .35		177,993	0 .20		0 .26		1 .01		15 .8
27.35		90,574	0.20		0.35		1.19		17.5
17.57		50,551	0.19		0.42		1.43		32.9

5.34	(d)	20,103	1.04	(f)	–		0.37	(f)	11 .6	(f)
32.08		12,674	1.04		–		0.50		11 .2
10.92		9,930	1.04		–		0.34		14 .5
7 .43		9,042	1 .04		–		0.18		15 .8
26.17		8,529	1.05		–		0.36		17 .5
16.71		6,267	1.05		–		0.56		32 .9

5.43	(d)	21,147	0.91	(f)	–		0.53	(f)	11 .6	(f)
32.24		20,660	0.91		–		0.62		11 .2
11.08		17,916	0.91		–		0.47		14 .5
7.55		19,215	0.91		–		0.31		15 .8
26.43		22,947	0.92		–		0.49		17 .5
16.76		18,523	0.92		–		0.73		32 .9

5.57	(d)	124,962	0 .73	(f)	–		0.71	(f)	11 .6	(f)
32 .42		133,208	0 .73		–		0.79		11 .2
11.31		83,360	0.73		–		0.64		14 .5
7.68		61,273	0.73		–		0.49		15 .8
26.68		49,027	0.74		–		0.68		17 .5
16.94		39,053	0.74		–		0.90		32 .9

5.66	(d)	113,787	0 .54	(f)	–		0.88	(f)	11 .6	(f)
32.66		89,068	0.54		–		0.97		11 .2
11.54		53,385	0.54		–		0.84		14 .5
7.94		43,311	0.54		–		0.68		15 .8
26.82		37,573	0.55		–		0.86		17 .5
17.28		25,880	0.55		–		1.07		32 .9

5.68	(d)	197,183	0 .42	(f)	–		1.01	(f)	11 .6	(f)
32 .85		181,266	0 .42		–		1.09		11 .2
11 .62		113,313	0 .42		–		0.96		14 .5
8.08		93,033	0.42		–		0.80		15 .8
27.11		89,087	0.43		–		0.98		17 .5
17.28		74,072	0.43		–		1.18		32 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2014	(c)	$18 .32	$0 .01	$1 .39	$1 .40	($0.04)	($4.14)	($4.18)	$15 .54
2013		14 .03	0 .07	4 .33	4 .40	(0 .11)	–	(0.11)	18 .32
2012		12 .47	0 .07	1 .51	1 .58	(0 .02)	–	(0.02)	14 .03
2011		12 .06	0 .03	0 .45	0 .48	(0 .07)	–	(0.07)	12 .47
2010		9.63	0.07	2.42	2.49	(0 .06)	–	(0.06)	12 .06
2009	(g)	6.24	0.01	3.38	3.39	–	–	–	9.63
Institutional shares
2014	(c)	18 .45	0 .05	1 .39	1 .44	(0 .10)	(4.14)	(4.24)	15 .65
2013		14 .14	0 .15	4 .34	4 .49	(0 .18)	–	(0.18)	18 .45
2012		12 .57	0 .15	1 .51	1 .66	(0 .09)	–	(0.09)	14 .14
2011		12 .17	0 .10	0 .45	0 .55	(0 .15)	–	(0.15)	12 .57
2010		9.69	0.14	2.44	2.58	(0 .10)	–	(0.10)	12 .17
2009		8.56	0.09	1.16	1.25	(0 .12)	–	(0.12)	9.69
R-1 shares
2014	(c)	18 .05	(0.02)	1.36	1.34	–	(4.14)	(4.14)	15 .25
2013		13.83	–	4.27	4.27	(0 .05)	–	(0.05)	18 .05
2012		12 .32	0 .03	1 .48	1 .51	–	–	–	13 .83
2011		11.94	(0.02)	0.45	0.43	(0 .05)	–	(0.05)	12 .32
2010		9.53	0.05	2.40	2.45	(0 .04)	–	(0.04)	11 .94
2009		8.40	0.02	1.15	1.17	(0 .04)	–	(0.04)	9.53
R-2 shares
2014	(c)	18 .10	(0.01)	1.36	1.35	–	(4.14)	(4.14)	15 .31
2013		13 .87	0 .02	4 .28	4 .30	(0 .07)	–	(0.07)	18 .10
2012		12 .34	0 .05	1 .48	1 .53	–	–	–	13 .87
2011		11.94	–	0.45	0.45	(0 .05)	–	(0.05)	12 .34
2010		9.54	0.06	2.39	2.45	(0 .05)	–	(0.05)	11 .94
2009		8.41	0.03	1.16	1.19	(0 .06)	–	(0.06)	9.54
R-3 shares
2014	(c)	18 .25	–	1.38	1.38	(0 .02)	(4.14)	(4.16)	15 .47
2013		13 .99	0 .05	4 .31	4 .36	(0 .10)	–	(0.10)	18 .25
2012		12 .43	0 .07	1 .50	1 .57	(0 .01)	–	(0.01)	13 .99
2011		12 .04	0 .02	0 .46	0 .48	(0 .09)	–	(0.09)	12 .43
2010		9.61	0.08	2.41	2.49	(0 .06)	–	(0.06)	12 .04
2009		8.46	0.04	1.17	1.21	(0 .06)	–	(0.06)	9.61
R-4 shares
2014	(c)	18 .30	0 .02	1 .38	1 .40	(0 .05)	(4.14)	(4.19)	15 .51
2013		14 .03	0 .08	4 .32	4 .40	(0 .13)	–	(0.13)	18 .30
2012		12 .46	0 .09	1 .52	1 .61	(0 .04)	–	(0.04)	14 .03
2011		12 .08	0 .05	0 .44	0 .49	(0 .11)	–	(0.11)	12 .46
2010		9.63	0.10	2.42	2.52	(0 .07)	–	(0.07)	12 .08
2009		8.50	0.06	1.16	1.22	(0 .09)	–	(0.09)	9.63
R-5 shares
2014	(c)	18 .36	0 .03	1 .38	1 .41	(0 .06)	(4.14)	(4.20)	15 .57
2013		14 .08	0 .10	4 .33	4 .43	(0 .15)	–	(0.15)	18 .36
2012		12 .52	0 .11	1 .51	1 .62	(0 .06)	–	(0.06)	14 .08
2011		12 .12	0 .06	0 .46	0 .52	(0 .12)	–	(0.12)	12 .52
2010		9.66	0.11	2.43	2.54	(0 .08)	–	(0.08)	12 .12
2009		8.53	0.07	1.16	1.23	(0 .10)	–	(0.10)	9.66

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

9.02%(d),(e)		$70,805	1.37%	(f)	1.50%	(f)	0.15%	(f)	80 .6%	(f)
31 .54	(e)	65,896	1.43		1.65		0.42		98.6
12 .66	(e)	52,378	1.51		1.72		0.56		87.3
3.99	(e)	52,154	1.48		1.64		0.23		80.3
25 .96	(e)	55,107	1.64		1.73		0.64		83.6
54 .33 (d)	,(e)	46,250	1.66	(f)	1.89	(f)	0.21	(f)	95 .7	(f)

9.21	(d)	1,336,321	0.95 (f),	(h)	–		0.58	(f)	80 .6	(f)
32.12		1,279,003	0.98	(h)	–		0.93		98.6
13 .28		1,431,810	0.98	(h)	–		1.09		87.3
4 .49		1,256,845	0 .98	(h)	–		0.73		80.3
26 .78		1,269,331	0.98	(h)	–		1.30		83.6
15 .00		1,010,989	1.00	(h)	–		1.11		95.7

8.78	(d)	7,089	1 .81 (f),	(h)	–		(0.28)	(f)	80 .6	(f)
30.99		6,643	1.84	(h)	–		0.00		98.6
12 .26		6,229	1 .85	(h)	–		0.22		87.3
3.59		5,985	1 .85	(h)	–		(0.14)		80 .3
25 .75		7,222	1 .85	(h)	–		0.43		83.6
14 .02		5,741	1 .86	(h)	–		0.22		95.7

8.82	(d)	14,732	1.68 (f),	(h)	–		(0.14)	(f)	80 .6	(f)
31.14		15,229	1.71	(h)	–		0.16		98.6
12 .40		14,689	1.72	(h)	–		0.35		87.3
3.79		15,380	1.72	(h)	–		0.01		80.3
25 .77		19,875	1.72	(h)	–		0.56		83.6
14 .29		15,242	1.73	(h)	–		0.30		95.7

8.93	(d)	40,084	1.50 (f),	(h)	–		0.04	(f)	80 .6	(f)
31 .32		39,275	1.53	(h)	–		0.31		98.6
12 .66		32,137	1.54	(h)	–		0.53		87.3
3.95		39,064	1.54	(h)	–		0.17		80.3
26.02		34,752	1.54	(h)	–		0.76		83.6
14 .48		34,211	1.55	(h)	–		0.47		95.7

9.04	(d)	34,904	1.31 (f),	(h)	–		0.23	(f)	80 .6	(f)
31 .60		35,447	1.34	(h)	–		0.50		98.6
12 .92		27,235	1.35	(h)	–		0.71		87.3
4.04		28,916	1.35	(h)	–		0.36		80.3
26.32		28,066	1.35	(h)	–		0.93		83.6
14 .59		19,074	1.36	(h)	–		0.71		95.7

9.12	(d)	79,404	1.19 (f),	(h)	–		0.35	(f)	80 .6	(f)
31 .77		68,821	1.22	(h)	–		0.64		98.6
12 .98		57,052	1.23	(h)	–		0.85		87.3
4.26		40,902	1.23	(h)	–		0.47		80.3
26.44		31,022	1.23	(h)	–		1.04		83.6
14 .67		27,117	1.24	(h)	–		0.79		95.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares
2014	(c)	$17 .94	$0 .09	$1 .32	$1 .41	($0.15)	($0.53)	($0.68)	$18 .67
2013		13 .60	0 .17	4 .33	4 .50	(0 .16)	–	(0.16)	17 .94
2012		11 .97	0 .15	1 .59	1 .74	(0 .11)	–	(0.11)	13 .60
2011		11 .27	0 .12	0 .71	0 .83	(0 .13)	–	(0.13)	11 .97
2010		9.18	0.11	2.11	2.22	(0 .13)	–	(0.13)	11 .27
2009		8.28	0.13	0.90	1.03	(0 .13)	–	(0.13)	9.18
Institutional shares
2014	(c)	18 .88	0 .13	1 .39	1 .52	(0 .21)	(0.53)	(0.74)	19 .66
2013		14 .31	0 .24	4 .55	4 .79	(0 .22)	–	(0.22)	18 .88
2012		12 .59	0 .23	1 .66	1 .89	(0 .17)	–	(0.17)	14 .31
2011		11 .85	0 .17	0 .76	0 .93	(0 .19)	–	(0.19)	12 .59
2010		9.62	0.17	2.24	2.41	(0 .18)	–	(0.18)	11 .85
2009		8.68	0.15	0.99	1.14	(0 .20)	–	(0.20)	9.62
R-1 shares
2014	(c)	18 .07	0 .04	1 .34	1 .38	(0 .08)	(0.53)	(0.61)	18 .84
2013		13 .69	0 .10	4 .36	4 .46	(0 .08)	–	(0.08)	18 .07
2012		12 .03	0 .10	1 .60	1 .70	(0 .04)	–	(0.04)	13 .69
2011		11 .34	0 .08	0 .70	0 .78	(0 .09)	–	(0.09)	12 .03
2010		9.26	0.08	2.12	2.20	(0 .12)	–	(0.12)	11 .34
2009		8.33	0.10	0.93	1.03	(0 .10)	–	(0.10)	9.26
R-2 shares
2014	(c)	18 .18	0 .06	1 .33	1 .39	(0 .11)	(0.53)	(0.64)	18 .93
2013		13 .79	0 .12	4 .39	4 .51	(0 .12)	–	(0.12)	18 .18
2012		12 .11	0 .12	1 .61	1 .73	(0 .05)	–	(0.05)	13 .79
2011		11 .42	0 .08	0 .72	0 .80	(0 .11)	–	(0.11)	12 .11
2010		9.31	0.09	2.15	2.24	(0 .13)	–	(0.13)	11 .42
2009		8.38	0.11	0.93	1.04	(0 .11)	–	(0.11)	9.31
R-3 shares
2014	(c)	18 .07	0 .07	1 .33	1 .40	(0 .14)	(0.53)	(0.67)	18 .80
2013		13 .73	0 .14	4 .37	4 .51	(0 .17)	–	(0.17)	18 .07
2012		12 .08	0 .15	1 .59	1 .74	(0 .09)	–	(0.09)	13 .73
2011		11 .39	0 .10	0 .72	0 .82	(0 .13)	–	(0.13)	12 .08
2010		9.28	0.11	2.14	2.25	(0 .14)	–	(0.14)	11 .39
2009		8.36	0.13	0.92	1.05	(0 .13)	–	(0.13)	9.28
R-4 shares
2014	(c)	17 .92	0 .07	1 .34	1 .41	(0 .17)	(0.53)	(0.70)	18 .63
2013		13 .61	0 .17	4 .33	4 .50	(0 .19)	–	(0.19)	17 .92
2012		11 .98	0 .17	1 .58	1 .75	(0 .12)	–	(0.12)	13 .61
2011		11 .29	0 .13	0 .71	0 .84	(0 .15)	–	(0.15)	11 .98
2010		9.18	0.13	2.12	2.25	(0 .14)	–	(0.14)	11 .29
2009		8.28	0.15	0.91	1.06	(0 .16)	–	(0.16)	9.18
R-5 shares
2014	(c)	18 .03	0 .10	1 .34	1 .44	(0 .16)	(0.53)	(0.69)	18 .78
2013		13 .70	0 .20	4 .33	4 .53	(0 .20)	–	(0.20)	18 .03
2012		12 .05	0 .18	1 .60	1 .78	(0 .13)	–	(0.13)	13 .70
2011		11 .36	0 .14	0 .71	0 .85	(0 .16)	–	(0.16)	12 .05
2010		9.25	0.15	2.12	2.27	(0 .16)	–	(0.16)	11 .36
2009		8.36	0.15	0.92	1.07	(0 .18)	–	(0.18)	9.25

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

8.05%(d),(e)		$110,291	1 .04%	(f)	1.13%	(f)	0.98%	(f)	73 .1%	(f)
33 .42	(e)	103,978	1.05		1.27		1.11		88.3
14 .65	(e)	82,259	1.16		1.36		1.19		52.9
7.37	(e)	79,335	1.13		1.28		0.95		86.4
24 .36	(e)	82,140	1.24		1.31		1.05		92.4
12 .82	(e)	72,371	1.30		1.35		1.57		111.4

8.26	(d)	709,583	0.64	(f)	0.65	(f)	1.37	(f)	73 .1	(f)
33.96		640,181	0.66		0.67		1.40		88.3
15 .18		1,893	0 .69		2 .25		1 .68		52 .9
7 .86		817	0 .70		4 .18		1 .39		86 .4
25 .32		183	0 .70		10 .72		1 .58		92 .4
13 .58		116	0 .70		51 .56		1 .61		111 .4

7.81	(d)	679	1 .51 (f),	(g)	–		0.47	(f)	73 .1	(f)
32.79		452	1.53	(g)	–		0.64		88 .3
14.20		318	1.56	(g)	–		0.79		52 .9
6.88		332	1.55	(g)	–		0.63		86 .4
23.90		520	1.56	(g)	–		0.73		92 .4
12.67		435	1.55		–		1.25		111 .4

7.85	(d)	1,271	1 .38 (f),	(g)	–		0.60	(f)	73 .1	(f)
32.94		1,176	1.40	(g)	–		0.77		88 .3
14.38		871	1.43	(g)	–		0.93		52 .9
6.97		981	1.42	(g)	–		0.68		86 .4
24 .22		1,455	1 .43	(g)	–		0.88		92 .4
12 .64		1,325	1 .42		–		1.39		111 .4

7.93	(d)	5,977	1 .20 (f),	(g)	–		0.78	(f)	73 .1	(f)
33 .18		4,319	1 .22	(g)	–		0.90		88 .3
14 .52		2,188	1 .25	(g)	–		1.12		52 .9
7.23		1,834	1 .24	(g)	–		0.85		86 .4
24.38		1,758	1.25	(g)	–		1.03		92 .4
12 .88		1,244	1 .24		–		1.64		111 .4

8.06	(d)	9,203	1 .01 (f),	(g)	–		0.82	(f)	73 .1	(f)
33 .44		4,061	1 .03	(g)	–		1.04		88 .3
14 .72		1,125	1 .06	(g)	–		1.30		52 .9
7.46		1,049	1 .05	(g)	–		1.07		86 .4
24.66		1,252	1.06	(g)	–		1.24		92 .4
13 .17		1,368	1 .05		–		1.90		111 .4

8.18	(d)	14,439	0.89 (f),	(g)	–		1.12	(f)	73 .1	(f)
33 .53		11,095	0.91	(g)	–		1.26		88 .3
14 .96		6,614	0 .94	(g)	–		1.41		52 .9
7.52		5,595	0 .93	(g)	–		1.18		86 .4
24.74		6,425	0.94	(g)	–		1.39		92 .4
13 .22		9,344	0 .93		–		1.83		111 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net		Dividends	Total
		Value,	Investment	Total From	from Net	Dividends	Net Asset			Net Assets, End of
		Beginning	Income	Investment	Investment	and	Value, End			Period (in
		of Period	(Loss)(a)	Operations	Income	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2014	(c)	$1 . 00	$–	$–	$–	$–	$1 .00	0 .00%(d),(e)		$257,554
2013		1.00	–	–	–	–	1.00	0.00	(e)	278,536
2012		1.00	–	–	–	–	1.00	0.00	(e)	282,576
2011		1.00	–	–	–	–	1.00	0.00	(e)	316,914
2010		1.00	–	–	–	–	1.00	0.00	(e)	310,250
2009		1.00	–	–	–	–	1.00	0.33	(e)	346,703
Institutional shares
2014	(c)	1 .00	–	–	–	–	1 .00	0 .00	(d)	341,186
2013		1.00	–	–	–	–	1.00	0.00		357,925
2012		1.00	–	–	–	–	1.00	0.00		353,584
2011		1.00	–	–	–	–	1.00	0.00		263,071
2010		1.00	–	–	–	–	1.00	0.00		202,082
2009		1.00	0.01	0.01	(0.01)	(0.01)	1.00	0.59		231,887

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

				Ratio of Net
Ratio of Expenses		Ratio of Gross		Investment Income
to Average Net		Expenses to Average		to Average Net
Assets		Net Assets(b)		Assets

0.17%	(f)	0.84%	(f)	0.00%	(f)
0.21		0.82		0.00
0.29		0.87		0.00
0.28		0.76		0.00
0.35		0.85		0.00
0.69		0.92		0.32

0.17	(f)	0.41	(f)	0.00	(f)
0.21		0.41		0.00
0.28		0.43		0.00
0.28		0.41		0.00
0.35		0.42		0.00
0.43		0.44		0.63

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
OVERSEAS FUND
Institutional shares
2014	(b)	$12.11	$0.13	$0.58	$0.71	($0.22)	($0.55)	($0.77)	$12.05
2013		9.96	0.24	2.13	2.37	(0 .22)	–	(0.22)	12.11
2012		9.89	0.24	0.47	0.71	(0 .23)	(0.41)	(0.64)	9.96
2011		11.44	0.24	(0 .88)	(0.64)	(0 .14)	(0.77)	(0.91)	9.89
2010		10.70	0.18	1.01	1.19	(0 .18)	(0.27)	(0.45)	11.44
2009		8.62	0.20	1.90	2.10	(0 .02)	–	(0.02)	10.70
R-1 shares
2014	(b)	12.01	0.08	0.57	0.65	(0 .13)	(0.55)	(0.68)	11.98
2013		9.90	0.15	2.11	2.26	(0 .15)	–	(0 .15)	12 .01
2012	(f)	9.89	0.15	(0 .14)	0.01	–	–	–	9.90
R-2 shares
2014	(b)	12.02	0.08	0.58	0.66	(0 .14)	(0.55)	(0.69)	11.99
2013		9.91	0.16	2.11	2.27	(0 .16)	–	(0.16)	12.02
2012	(f)	9.89	0.16	(0 .14)	0.02	–	–	–	9.91
R-3 shares
2014	(b)	12.04	0.10	0.58	0.68	(0 .19)	(0.55)	(0.74)	11.98
2013		9.92	0.20	2.09	2.29	(0 .17)	–	(0.17)	12.04
2012	(f)	9.89	0.17	(0 .14)	0.03	–	–	–	9.92
R-4 shares
2014	(b)	12.07	0.11	0.57	0.68	(0 .20)	(0.55)	(0.75)	12.00
2013		9.94	0.07	2.25	2.32	(0 .19)	–	(0.19)	12.07
2012	(f)	9.89	0.18	(0 .13)	0.05	–	–	–	9.94
R-5 shares
2014	(b)	12.06	0.11	0.59	0.70	(0 .20)	(0.55)	(0.75)	12.01
2013		9.95	0.21	2.12	2.33	(0 .22)	–	(0.22)	12.06
2012	(f)	9.89	0.19	(0 .13)	0.06	–	–	–	9.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income
		Period (in	to Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets		Assets		Turnover Rate

6.25	%(c)	$2,642,894	1.06%(d),(e)		2.28	%(d)	39.6	%(d)
24.16		2,280,703	1.07	(e)	2.25		35.3
8 .29		1,707,927	1 .08	(e)	2 .58		27 .9
(6 .01)		1,351,191	1 .08	(e)	2 .25		38 .6
11.38		1,137,569	1.09	(e)	1.73		87.2
24 .39		963,192	1 .12	(e)	2 .22		77 .7

5 .75	(c)	13	1 .93 (d)	,(e)	1 .32	(d)	39 .6	(d)
23 .09		12	1 .94	(e)	1 .35		35 .3
0 .10	(c)	10	1 .94 (d)	,(e)	2 .31	(d)	27 .9	(d)

5 .86	(c)	13	1 .80 (d)	,(e)	1 .45	(d)	39 .6	(d)
23 .19		12	1 .81	(e)	1 .48		35 .3
0 .20	(c)	10	1 .82 (d)	,(e)	2 .45	(d)	27 .9	(d)

5.98	(c)	247	1.62 (d)	,(e)	1.78	(d)	39.6	(d)
23.42		172	1.63	(e)	1.85		35.3
0 .30	(c)	10	1 .64 (d)	,(e)	2 .61	(d)	27 .9	(d)

6.01	(c)	552	1.43 (d)	,(e)	1.90	(d)	39.6	(d)
23.65		469	1.44	(e)	0.61		35.3
0 .51	(c)	10	1 .45 (d)	,(e)	2 .79	(d)	27 .9	(d)

6.12	(c)	619	1.31 (d)	,(e)	1.94	(d)	39.6	(d)
23.75		606	1.32	(e)	1.99		35.3
0 .61	(c)	10	1 .33 (d)	,(e)	2 .94	(d)	27 .9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from March 1, 2012, date operations commenced, through October 31, 2012.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2014	(b)	$53.31	$0.36	$3.80	$4.16	($0.61)	($1.15)	($1.76)	$55.71
2013		42.34	0.77	11.42	12.19	(0 .73)	(0.49)	(1.22)	53.31
2012		38.63	0.56	4.05	4.61	(0 .42)	(0.48)	(0.90)	42.34
2011		37.63	0.47	2.21	2.68	(0 .57)	(1.11)	(1.68)	38.63
2010		32.93	0.67	4.56	5.23	(0 .31)	(0.22)	(0.53)	37.63
2009		31.12	0.32	3.37	3.69	(0 .36)	(1.52)	(1.88)	32.93
R-1 shares
2014	(b)	52.40	0.12	3.75	3.87	(0 .09)	(1.15)	(1.24)	55.03
2013		41.64	0.38	11.24	11.62	(0 .37)	(0.49)	(0.86)	52.40
2012		38.18	0.20	4.01	4.21	(0 .27)	(0.48)	(0.75)	41.64
2011		37.42	0.08	2.24	2.32	(0 .45)	(1.11)	(1.56)	38.18
2010	(e)	35.15	0.05	2.22	2.27	–	–	–	37.42
R-2 shares
2014	(b)	52.56	0.16	3.75	3.91	(0 .23)	(1.15)	(1.38)	55.09
2013		41.78	0.41	11.30	11.71	(0 .44)	(0.49)	(0.93)	52.56
2012		38.26	0.26	4.00	4.26	(0 .26)	(0.48)	(0.74)	41.78
2011		37.44	0.14	2.25	2.39	(0 .46)	(1.11)	(1.57)	38.26
2010	(e)	35.15	0.53	1.76	2.29	–	–	–	37.44
R-3 shares
2014	(b)	52.58	0.20	3.75	3.95	(0 .35)	(1.15)	(1.50)	55.03
2013		41.85	0.46	11.33	11.79	(0 .57)	(0.49)	(1.06)	52.58
2012		38.31	0.33	4.01	4.34	(0 .32)	(0.48)	(0.80)	41.85
2011		37.49	0.21	2.25	2.46	(0 .53)	(1.11)	(1.64)	38.31
2010	(e)	35.15	0.02	2.32	2.34	–	–	–	37.49
R-4 shares
2014	(b)	52.91	0.26	3.77	4.03	(0 .44)	(1.15)	(1.59)	55.35
2013		42.05	0.58	11.37	11.95	(0 .60)	(0.49)	(1.09)	52.91
2012		38.42	0.40	4.03	4.43	(0 .32)	(0.48)	(0.80)	42.05
2011		37.53	0.31	2.23	2.54	(0 .54)	(1.11)	(1.65)	38.42
2010	(e)	35.15	0.11	2.27	2.38	–	–	–	37 .53
R-5 shares
2014	(b)	53.06	0.28	3.79	4.07	(0 .51)	(1.15)	(1.66)	55.47
2013		42.15	0.64	11.39	12.03	(0 .63)	(0.49)	(1.12)	53.06
2012		38.50	0.47	4.01	4.48	(0 .35)	(0.48)	(0.83)	42.15
2011		37.57	0.37	2.22	2.59	(0 .55)	(1.11)	(1.66)	38.50
2010	(e)	35.15	0.15	2.27	2.42	–	–	–	37.57

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

7.94	%(c)	$1,435,979	0.46	%(d)	1.33	%(d)	7.0	%(d)
29.52		1,357,704	0.48		1.63		14.3
12.28		1,053,972	0.50		1.38		8.2
7 .15		907,061	0 .52		1 .19		12 .7
16.02		578,458	0.58		1.89		15.3
13.12		409,987	0.59		1.12		23.8

7.48	(c)	1,712	1.34	(d)	0.45	(d)	7.0	(d)
28.39		1,424	1.35		0.82		14.3
11.32		1,789	1.37		0.50		8.2
6 .22		1,585	1 .39		0 .22		12 .7
6.46	(c)	245	1.47	(d)	0.21	(d)	15.3	(d)

7.54	(c)	2,378	1.21	(d)	0.59	(d)	7.0	(d)
28.56		2,228	1.22		0.88		14.3
11.43		1,800	1.24		0.65		8.2
6 .41		1,840	1 .26		0 .36		12 .7
6.51	(c)	82	1 .34	(d)	2.28	(d)	15.3	(d)

7.64	(c)	21,367	1.03	(d)	0.77	(d)	7.0	(d)
28.79		19,700	1.04		0.97		14.3
11.64		9,790	1.06		0.82		8.2
6 .59		7,551	1 .08		0 .54		12 .7
6.66	(c)	1,084	1.16	(d)	0.07	(d)	15.3	(d)

7.74	(c)	14,209	0.84	(d)	0.99	(d)	7.0	(d)
29.05		16,588	0.85		1.22		14.3
11.83		9,840	0.87		0.98		8.2
6 .80		7,661	0 .89		0 .81		12 .7
6.77	(c)	2,816	0.97	(d)	0.46	(d)	15.3	(d)

7.80	(c)	36,468	0.72	(d)	1.06	(d)	7.0	(d)
29.20		29,179	0.73		1.35		14.3
11.96		16,559	0.75		1.15		8.2
6.91		17,231	0.77		0.94		12.7
6.88	(c)	11,504	0.85	(d)	0.64	(d)	15.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2014	(d)	$13 .07	$0 .18	$0 .29	$0 .47	($0.23)	$–	($0.23)	$13 .31
2013		12 .08	0 .25	1 .00	1 .25	(0.26)	–	(0.26)	13 .07
2012		11 .31	0 .21	0 .81	1 .02	(0.25)	–	(0.25)	12 .08
2011		11 .10	0 .25	0 .20	0 .45	(0.24)	–	(0.24)	11 .31
2010		9.81	0.25	1.32	1.57	(0.28)	–	(0.28)	11 .10
2009		9.17	0.24	1.00	1.24	(0.30)	(0.30)	(0.60)	9.81
Institutional shares
2014	(d)	13 .13	0 .21	0 .28	0 .49	(0.27)	–	(0.27)	13 .35
2013		12 .14	0 .30	0 .99	1 .29	(0.30)	–	(0.30)	13 .13
2012		11 .37	0 .25	0 .81	1 .06	(0.29)	–	(0.29)	12 .14
2011		11 .16	0 .29	0 .21	0 .50	(0.29)	–	(0.29)	11 .37
2010		9.86	0.29	1.33	1.62	(0.32)	–	(0.32)	11 .16
2009		9.22	0.27	1.02	1.29	(0.35)	(0.30)	(0.65)	9.86
R-1 shares
2014	(d)	13 .00	0 .15	0 .27	0 .42	(0.14)	–	(0.14)	13 .28
2013		12 .01	0 .19	0 .98	1 .17	(0.18)	–	(0.18)	13 .00
2012		11 .24	0 .15	0 .80	0 .95	(0.18)	–	(0.18)	12 .01
2011		11 .03	0 .19	0 .21	0 .40	(0.19)	–	(0.19)	11 .24
2010		9.77	0.20	1.31	1.51	(0.25)	–	(0.25)	11 .03
2009		9.14	0.19	1.02	1.21	(0.28)	(0.30)	(0.58)	9.77
R-2 shares
2014	(d)	13 .00	0 .16	0 .27	0 .43	(0.16)	–	(0.16)	13 .27
2013		12 .00	0 .22	0 .97	1 .19	(0.19)	–	(0.19)	13 .00
2012		11 .22	0 .17	0 .80	0 .97	(0.19)	–	(0.19)	12 .00
2011		11 .02	0 .22	0 .19	0 .41	(0.21)	–	(0.21)	11 .22
2010		9.75	0.22	1.30	1.52	(0.25)	–	(0.25)	11 .02
2009		9.10	0.21	1.01	1.22	(0.27)	(0.30)	(0.57)	9.75
R-3 shares
2014	(d)	12 .99	0 .17	0 .28	0 .45	(0.19)	–	(0.19)	13 .25
2013		12 .01	0 .23	0 .98	1 .21	(0.23)	–	(0.23)	12 .99
2012		11 .24	0 .19	0 .79	0 .98	(0.21)	–	(0.21)	12 .01
2011		11 .03	0 .22	0 .21	0 .43	(0.22)	–	(0.22)	11 .24
2010		9.76	0.23	1.31	1.54	(0.27)	–	(0.27)	11 .03
2009		9.13	0.22	1.01	1.23	(0.30)	(0.30)	(0.60)	9.76
R-4 shares
2014	(d)	13 .03	0 .18	0 .28	0 .46	(0.22)	–	(0.22)	13 .27
2013		12 .03	0 .24	1 .00	1 .24	(0.24)	–	(0.24)	13 .03
2012		11 .27	0 .21	0 .79	1 .00	(0.24)	–	(0.24)	12 .03
2011		11 .07	0 .25	0 .20	0 .45	(0.25)	–	(0.25)	11 .27
2010		9.79	0.25	1.32	1.57	(0.29)	–	(0.29)	11 .07
2009		9.16	0.23	1.01	1.24	(0.31)	(0.30)	(0.61)	9.79
R-5 shares
2014	(d)	13 .06	0 .19	0 .28	0 .47	(0.23)	–	(0.23)	13 .30
2013		12 .07	0 .27	0 .99	1 .26	(0.27)	–	(0.27)	13 .06
2012		11 .30	0 .22	0 .81	1 .03	(0.26)	–	(0.26)	12 .07
2011		11 .10	0 .28	0 .18	0 .46	(0.26)	–	(0.26)	11 .30
2010		9.81	0.28	1.31	1.59	(0.30)	–	(0.30)	11 .10
2009		9.18	0.25	1.00	1.25	(0.32)	(0.30)	(0.62)	9.81

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.60%(e),(f)		$244,118	0 .34%	(g)	0.41%(g)	2.84%	(g)	19 .1%	(g)
10 .51	(f)	235,463	0.34		0.54	2.00		15.2
9.22	(f)	214,077	0.37		0.56	1.82		28.7
4.10	(f)	202,423	0 .39		0 .53	2 .17		16 .4
16 .29	(f)	206,407	0.48		0.55	2.40		36.2
14 .75	(f)	190,177	0.57		0.62	2.77		28.4

3.74	(e)	1,089,297	0.04	(g)	–	3.15	(g)	19 .1	(g)
10.81		1,093,311	0.04		–	2.42		15.2
9.58		1,148,980	0.04		–	2.14		28.7
4 .52		1,074,682	0 .04		–	2.55		16.4
16 .79		1,130,797	0.04		–	2.83		36.2
15 .40		1,025,862	0.10		–	3.13		28.4

3.27	(e)	16,468	0.91	(g)	–	2.37	(g)	19 .1	(g)
9.90		18,403	0.91		–	1.53		15.2
8.62		20,503	0.91		–	1.31		28.7
3.63		21,110	0.92		–	1.65		16.4
15 .66		24,103	0.92		–	1.96		36.2
14 .39		22,134	0.97		–	2.22		28.4

3.33	(e)	18,212	0.78	(g)	–	2.51	(g)	19 .1	(g)
10.09		20,762	0.78		–	1.76		15.2
8.77		25,982	0.78		–	1.48		28.7
3.70		30,298	0.79		–	1.91		16.4
15 .84		42,654	0.79		–	2.13		36.2
14 .57		41,310	0.84		–	2.43		28.4

3.51	(e)	77,237	0.60	(g)	–	2.57	(g)	19 .1	(g)
10 .20		76,245	0.60		–	1.83		15.2
8.94		80,009	0.60		–	1.61		28.7
3.95		81,172	0.61		–	1.98		16.4
16.09		96,491	0.61		–	2.29		36.2
14 .69		93,186	0.66		–	2.60		28.4

3.53	(e)	66,261	0.41	(g)	–	2.78	(g)	19 .1	(g)
10 .52		68,271	0.41		–	1.94		15.2
9.12		68,441	0.41		–	1.85		28.7
4.09		77,085	0.42		–	2.17		16.4
16.34		80,377	0.42		–	2.45		36.2
14 .88		70,260	0.47		–	2.65		28.4

3.64	(e)	110,124	0.29	(g)	–	2.87	(g)	19 .1	(g)
10 .59		113,248	0.29		–	2.16		15.2
9.31		114,530	0.29		–	1.90		28.7
4.16		115,406	0.30		–	2.44		16.4
16 .52		145,309	0 .30		–	2.72		36.2
14 .99		166,419	0.35		–	2.90		28.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2014	(c)	$11.13	$0.18	$0.26	$0.44	($0.21)	($0.37)	($0.58)	$10.99
2013		10.27	0.22	1.09	1.31	(0 .23)	(0.22)	(0.45)	11.13
2012		9.70	0.20	0.73	0.93	(0 .22)	(0.14)	(0.36)	10.27
2011		9.71	0.22	0.19	0.41	(0 .22)	(0.20)	(0.42)	9.70
2010		8.48	0.20	1.23	1.43	(0 .20)	–	(0.20)	9.71
2009		7.52	0.12	0.98	1.10	(0 .14)	–	(0.14)	8.48
R-1 shares
2014	(c)	10.86	0.14	0.24	0.38	(0 .12)	(0.37)	(0.49)	10.75
2013		10.03	0.14	1.05	1.19	(0 .14)	(0.22)	(0.36)	10.86
2012		9.48	0.12	0.71	0.83	(0 .14)	(0.14)	(0.28)	10.03
2011		9.52	0.14	0.17	0.31	(0 .15)	(0.20)	(0.35)	9.48
2010		8.34	0.12	1.22	1.34	(0 .16)	–	(0.16)	9.52
2009		7.44	0.08	0.95	1.03	(0 .13)	–	(0.13)	8.34
R-2 shares
2014	(c)	10.90	0.13	0.26	0.39	(0 .12)	(0.37)	(0.49)	10.80
2013		10.08	0.16	1.04	1.20	(0 .16)	(0.22)	(0.38)	10.90
2012		9.51	0.13	0.72	0.85	(0 .14)	(0.14)	(0.28)	10.08
2011		9.54	0.14	0.18	0.32	(0 .15)	(0.20)	(0.35)	9.51
2010		8.35	0.14	1.22	1.36	(0 .17)	–	(0.17)	9.54
2009		7.45	0.10	0.93	1.03	(0 .13)	–	(0.13)	8.35
R-3 shares
2014	(c)	10.92	0.14	0.26	0.40	(0 .15)	(0.37)	(0.52)	10.80
2013		10.09	0.16	1.07	1.23	(0 .18)	(0.22)	(0.40)	10.92
2012		9.54	0.14	0.72	0.86	(0 .17)	(0.14)	(0.31)	10.09
2011		9.57	0.16	0.18	0.34	(0 .17)	(0.20)	(0.37)	9.54
2010		8.37	0.15	1.22	1.37	(0 .17)	–	(0.17)	9.57
2009		7.46	0.12	0.92	1.04	(0 .13)	–	(0.13)	8.37
R-4 shares
2014	(c)	10.98	0.15	0.26	0.41	(0 .17)	(0.37)	(0.54)	10.85
2013		10.15	0.19	1.05	1.24	(0 .19)	(0.22)	(0.41)	10.98
2012		9.59	0.18	0.71	0.89	(0 .19)	(0.14)	(0.33)	10.15
2011		9.61	0.18	0.19	0.37	(0 .19)	(0.20)	(0.39)	9.59
2010		8.40	0.17	1.22	1.39	(0 .18)	–	(0.18)	9.61
2009		7.47	0.12	0.95	1.07	(0 .14)	–	(0.14)	8.40
R-5 shares
2014	(c)	11.01	0.16	0.26	0.42	(0 .18)	(0.37)	(0.55)	10.88
2013		10.17	0.19	1.08	1.27	(0 .21)	(0.22)	(0.43)	11.01
2012		9.61	0.15	0.75	0.90	(0 .20)	(0.14)	(0.34)	10.17
2011		9.63	0.21	0.16	0.37	(0 .19)	(0.20)	(0.39)	9.61
2010		8.41	0.19	1.22	1.41	(0 .19)	–	(0.19)	9.63
2009		7.47	0.14	0.94	1.08	(0 .14)	–	(0.14)	8.41

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income
		Period (in	to Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Assets		Turnover Rate

4.09	%(d)	$765,720	0.04	%(e)	3.26	%(e)	20.0	%(e)
13.25		735,777	0.04	(f)	2.13		21.4
10.01		580,784	0.04	(f)	1.99		22.7
4.22		451,374	0.04	(f)	2.21		14.0
17.17		362,671	0.05	(f)	2.23		32.0
15.03		225,418	0.10	(f)	1.56		9.1

3.60	(d)	14,490	0.91	(e)	2.59	(e)	20.0	(e)
12.27		16,354	0.91		1.38		21.4
9.08		15,687	0.92		1.21		22.7
3.22		14,925	0.92		1.47		14.0
16.21		13,567	0.92	(f)	1.41		32.0
14.07		8,570	0.96	(f)	1.04		9.1

3.75	(d)	15,056	0.78	(e)	2.39	(e)	20.0	(e)
12.31		14,150	0.78		1.57		21.4
9.26		13,920	0.79		1.30		22.7
3.42		12,704	0.79		1.49		14.0
16.44		11,681	0.79	(f)	1.58		32.0
14.16		7,304	0.83	(f)	1.36		9.1

3.81	(d)	89,994	0.60	(e)	2.66	(e)	20.0	(e)
12.58		82,506	0.60		1.55		21.4
9.39		66,650	0.61		1.43		22.7
3.62		49,584	0.61		1.62		14.0
16.58		38,096	0.61	(f)	1.73		32.0
14.27		21,602	0.65	(f)	1.55		9.1

3.89	(d)	66,606	0.41	(e)	2.89	(e)	20.0	(e)
12.68		61,034	0.41		1.83		21.4
9.63		50,724	0.42		1.88		22.7
3.84		57,060	0.42		1.85		14.0
16.80		42,226	0.42	(f)	1.88		32.0
14.60		28,026	0.46	(f)	1.54		9.1

3.99	(d)	88,574	0.29	(e)	3.04	(e)	20.0	(e)
12.93		87,721	0.29		1.83		21.4
9.72		66,279	0.30		1.53		22.7
3.92		36,237	0.30		2.12		14.0
16.99		33,843	0.30	(f)	2.09		32.0
14.73		23,592	0.34	(f)	1.88		9.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2014	(d)	$14 .19	$0 .22	$0 .37	$0 .59	($0.24)	($0.15)	($0.39)	$14 .39
2013		12 .55	0 .24	1 .66	1 .90	(0 .26)	–	(0.26)	14 .19
2012		11 .59	0 .21	0 .98	1 .19	(0 .23)	–	(0.23)	12 .55
2011		11 .41	0 .21	0 .18	0 .39	(0 .21)	–	(0.21)	11 .59
2010		9.99	0.21	1.46	1.67	(0 .25)	–	(0.25)	11 .41
2009		9.27	0.22	1.09	1.31	(0 .23)	(0.36)	(0.59)	9.99
Institutional shares
2014	(d)	14 .27	0 .24	0 .37	0 .61	(0 .28)	(0.15)	(0.43)	14 .45
2013		12 .61	0 .30	1 .66	1 .96	(0 .30)	–	(0.30)	14 .27
2012		11 .65	0 .25	0 .98	1 .23	(0 .27)	–	(0.27)	12 .61
2011		11 .48	0 .26	0 .17	0 .43	(0 .26)	–	(0.26)	11 .65
2010		10 .04	0 .26	1 .47	1 .73	(0 .29)	–	(0.29)	11 .48
2009		9.32	0.25	1.12	1.37	(0 .29)	(0.36)	(0.65)	10 .04
R-1 shares
2014	(d)	14 .12	0 .19	0 .35	0 .54	(0 .14)	(0.15)	(0.29)	14 .37
2013		12 .48	0 .19	1 .64	1 .83	(0 .19)	–	(0.19)	14 .12
2012		11 .53	0 .14	0 .98	1 .12	(0 .17)	–	(0.17)	12 .48
2011		11 .36	0 .15	0 .18	0 .33	(0 .16)	–	(0.16)	11 .53
2010		9.96	0.16	1.46	1.62	(0 .22)	–	(0.22)	11 .36
2009		9.25	0.17	1.11	1.28	(0 .21)	(0.36)	(0.57)	9.96
R-2 shares
2014	(d)	14 .10	0 .19	0 .36	0 .55	(0 .17)	(0.15)	(0.32)	14 .33
2013		12 .47	0 .20	1 .63	1 .83	(0 .20)	–	(0.20)	14 .10
2012		11 .50	0 .17	0 .97	1 .14	(0 .17)	–	(0.17)	12 .47
2011		11 .33	0 .18	0 .17	0 .35	(0 .18)	–	(0.18)	11 .50
2010		9.93	0.18	1.44	1.62	(0 .22)	–	(0.22)	11 .33
2009		9.20	0.19	1.10	1.29	(0 .20)	(0.36)	(0.56)	9.93
R-3 shares
2014	(d)	14 .12	0 .20	0 .36	0 .56	(0 .20)	(0.15)	(0.35)	14 .33
2013		12 .49	0 .22	1 .64	1 .86	(0 .23)	–	(0.23)	14 .12
2012		11 .54	0 .18	0 .97	1 .15	(0 .20)	–	(0.20)	12 .49
2011		11 .36	0 .19	0 .19	0 .38	(0 .20)	–	(0.20)	11 .54
2010		9.96	0.20	1.44	1.64	(0 .24)	–	(0.24)	11 .36
2009		9.24	0.20	1.11	1.31	(0 .23)	(0.36)	(0.59)	9.96
R-4 shares
2014	(d)	14 .15	0 .22	0 .36	0 .58	(0 .23)	(0.15)	(0.38)	14 .35
2013		12 .51	0 .23	1 .66	1 .89	(0 .25)	–	(0.25)	14 .15
2012		11 .56	0 .21	0 .97	1 .18	(0 .23)	–	(0.23)	12 .51
2011		11 .39	0 .21	0 .18	0 .39	(0 .22)	–	(0.22)	11 .56
2010		9.98	0.21	1.46	1.67	(0 .26)	–	(0.26)	11 .39
2009		9.26	0.21	1.12	1.33	(0 .25)	(0.36)	(0.61)	9.98
R-5 shares
2014	(d)	14 .20	0 .22	0 .36	0 .58	(0 .24)	(0.15)	(0.39)	14 .39
2013		12 .55	0 .26	1 .66	1 .92	(0 .27)	–	(0.27)	14 .20
2012		11 .60	0 .22	0 .97	1 .19	(0 .24)	–	(0.24)	12 .55
2011		11 .42	0 .24	0 .17	0 .41	(0 .23)	–	(0.23)	11 .60
2010		10 .00	0 .24	1 .45	1 .69	(0 .27)	–	(0.27)	11 .42
2009		9.28	0.23	1.11	1.34	(0 .26)	(0.36)	(0.62)	10 .00

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.17%(e),(f)		$836,066	0 .33%	(g)	0.40%(g)	3.11%	(g)	17 .2%	(g)
15 .38	(f)	782,787	0.35		0.55	1.84		25.7
10 .49	(f)	655,845	0.37		0.56	1.73		21.9
3.45	(f)	578,376	0 .39		0 .54	1 .80		8 .8
16 .92	(f)	552,609	0.49		0.55	1.97		32.0
15 .51	(f)	465,050	0.58		0.63	2.54		15.7

4.30	(e)	4,558,387	0.03	(g)	–	3.42	(g)	17 .2	(g)
15.82		4,348,221	0.04		–	2.22		25.7
10 .84		3,856,280	0.04		–	2.03		21.9
3 .76		3,310,509	0 .04		–	2.17		8.8
17 .51		3,146,852	0.04		–	2.40		32.0
16 .13		2,628,327	0.09		–	2.88		15.7

3.88	(e)	55,166	0.91	(g)	–	2.68	(g)	17 .2	(g)
14.81		57,842	0.91		–	1.43		25.7
9.84		62,546	0.91		–	1.21		21.9
2.93		58,270	0.91		–	1.30		8.8
16 .43		58,931	0.92		–	1.56		32.0
15 .05		50,924	0.97		–	1.98		15.7

3.94	(e)	76,887	0.78	(g)	–	2.75	(g)	17 .2	(g)
14.87		78,817	0.78		–	1.51		25.7
10 .06		77,610	0.78		–	1.40		21.9
3.05		80,491	0.78		–	1.54		8.8
16 .54		107,791	0.79		–	1.70		32.0
15 .34		94,161	0.84		–	2.19		15.7

4.01	(e)	309,417	0.60	(g)	–	2.85	(g)	17 .2	(g)
15 .10		291,200	0.60		–	1.64		25.7
10 .19		263,407	0.60		–	1.49		21.9
3.32		227,897	0.60		–	1.58		8.8
16 .70		234,218	0 .61		–	1.91		32.0
15 .53		212,779	0.66		–	2.33		15.7

4.13	(e)	255,220	0.41	(g)	–	3.14	(g)	17 .2	(g)
15 .32		263,543	0.41		–	1.74		25.7
10 .40		212,684	0.41		–	1.78		21.9
3.44		227,971	0.41		–	1.77		8.8
16 .97		216,623	0 .42		–	2.00		32.0
15 .73		167,470	0.47		–	2.41		15.7

4.15	(e)	456,566	0.29	(g)	–	3.12	(g)	17 .2	(g)
15 .54		439,570	0.29		–	1.98		25.7
10 .50		384,604	0.29		–	1.83		21.9
3.61		341,102	0.29		–	2.05		8.8
17 .14		365,913	0 .30		–	2.25		32.0
15 .84		356,589	0.35		–	2.63		15.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2014	(c)	$11.50	$0.19	$0.31	$0.50	($0.22)	($0.44)	($0.66)	$11.34
2013		10.22	0.22	1.49	1.71	(0 .22)	(0.21)	(0.43)	11.50
2012		9.47	0.19	0.82	1.01	(0 .22)	(0.04)	(0.26)	10.22
2011		9.45	0.17	0.18	0.35	(0 .19)	(0.14)	(0.33)	9.47
2010		8.20	0.17	1.27	1.44	(0 .19)	–	(0.19)	9.45
2009		7.27	0.09	0.98	1.07	(0 .14)	–	(0.14)	8.20
R-1 shares
2014	(c)	11.28	0.16	0.28	0.44	(0 .13)	(0.44)	(0.57)	11.15
2013		10.04	0.14	1.45	1.59	(0 .14)	(0.21)	(0.35)	11.28
2012		9.30	0.12	0.80	0.92	(0 .14)	(0.04)	(0.18)	10.04
2011		9.30	0.10	0.16	0.26	(0 .12)	(0.14)	(0.26)	9.30
2010		8.10	0.10	1.24	1.34	(0 .14)	–	(0.14)	9.30
2009		7.22	0.06	0.94	1.00	(0 .12)	–	(0.12)	8.10
R-2 shares
2014	(c)	11.29	0.14	0.31	0.45	(0 .14)	(0.44)	(0.58)	11.16
2013		10.06	0.16	1.44	1.60	(0 .16)	(0.21)	(0.37)	11.29
2012		9.32	0.13	0.80	0.93	(0 .15)	(0.04)	(0.19)	10.06
2011		9.31	0.10	0.18	0.28	(0 .13)	(0.14)	(0.27)	9.32
2010		8.11	0.11	1.24	1.35	(0 .15)	–	(0.15)	9.31
2009		7.23	0.08	0.94	1.02	(0 .14)	–	(0.14)	8.11
R-3 shares
2014	(c)	11.32	0.16	0.30	0.46	(0 .16)	(0.44)	(0.60)	11.18
2013		10.08	0.15	1.47	1.62	(0 .17)	(0.21)	(0.38)	11.32
2012		9.35	0.13	0.81	0.94	(0 .17)	(0.04)	(0.21)	10.08
2011		9.34	0.12	0.18	0.30	(0 .15)	(0.14)	(0.29)	9.35
2010		8.13	0.12	1.25	1.37	(0 .16)	–	(0.16)	9.34
2009		7.23	0.10	0.93	1.03	(0 .13)	–	(0.13)	8.13
R-4 shares
2014	(c)	11.40	0.17	0.30	0.47	(0 .18)	(0.44)	(0.62)	11.25
2013		10.14	0.18	1.48	1.66	(0 .19)	(0.21)	(0.40)	11.40
2012		9.40	0.19	0.77	0.96	(0 .18)	(0.04)	(0.22)	10.14
2011		9.39	0.14	0.17	0.31	(0 .16)	(0.14)	(0.30)	9.40
2010		8.16	0.13	1.27	1.40	(0 .17)	–	(0.17)	9.39
2009		7.25	0.09	0.96	1.05	(0 .14)	–	(0.14)	8.16
R-5 shares
2014	(c)	11.43	0.18	0.30	0.48	(0 .19)	(0.44)	(0.63)	11.28
2013		10.17	0.19	1.48	1.67	(0 .20)	(0.21)	(0.41)	11.43
2012		9.43	0.16	0.81	0.97	(0 .19)	(0.04)	(0.23)	10.17
2011		9.41	0.16	0.17	0.33	(0 .17)	(0.14)	(0.31)	9.43
2010		8.18	0.16	1.24	1.40	(0 .17)	–	(0.17)	9.41
2009		7.26	0.13	0.92	1.05	(0 .13)	–	(0.13)	8.18

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

4.43	%(d)	$1,191,395	0.04	%(e)	3.46	%(e)	14.4	%(e)
17.40		1,067,809	0.04	(f)	2.03		22.2
10.92		751,118	0.04	(f)	1.95		15.4
3.72		528,466	0.04	(f)	1.80		12.7
17.77		401,632	0.05	(f)	1.94		25.2
15.14		233,404	0.10	(f)	1.30		8.5

3.95	(d)	17,261	0.91	(e)	2.87	(e)	14.4	(e)
16.33		18,515	0.91		1.35		22.2
10.04		16,380	0.92		1.25		15.4
2.81		15,335	0.92		1.10		12.7
16.74		14,338	0.92	(f)	1.16		25.2
14.22		8,486	0.96	(f)	0.87		8.5

4.07	(d)	23,169	0.78	(e)	2.59	(e)	14.4	(e)
16.41		19,431	0.78		1.49		22.2
10.13		17,174	0.79		1.38		15.4
3.02		15,375	0.79		1.07		12.7
16.79		11,582	0.79	(f)	1.23		25.2
14.41		6,788	0.83	(f)	1.07		8.5

4.18	(d)	148,881	0.60	(e)	2.82	(e)	14.4	(e)
16.65		127,846	0.60		1.44		22.2
10.28		90,350	0.61		1.37		15.4
3.22		62,421	0.61		1.27		12.7
16.98		47,011	0.61	(f)	1.41		25.2
14.60		23,811	0.65	(f)	1.35		8.5

4.24	(d)	81,893	0.41	(e)	3.13	(e)	14.4	(e)
16.93		72,332	0.41		1.70		22.2
10.50		51,138	0.42		1.95		15.4
3.33		53,261	0.42		1.49		12.7
17.31		42,079	0.42	(f)	1.55		25.2
14.77		23,462	0.46	(f)	1.25		8.5

4.32	(d)	143,267	0.29	(e)	3.25	(e)	14.4	(e)
17.04		133,941	0.29		1.79		22.2
10.59		92,048	0.30		1.60		15.4
3.53		56,588	0.30		1.69		12.7
17.36		47,050	0.30	(f)	1.87		25.2
14.86		31,597	0.34	(f)	1.87		8.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2014	(d)	$14 .41	$0 .23	$0 .40	$0 .63	($0.24)	($0.19)	($0.43)	$14 .61
2013		12 .39	0 .23	2 .03	2 .26	(0 .24)	–	(0.24)	14 .41
2012		11 .43	0 .20	0 .98	1 .18	(0 .22)	–	(0.22)	12 .39
2011		11 .23	0 .17	0 .21	0 .38	(0 .18)	–	(0.18)	11 .43
2010		9.75	0.18	1.51	1.69	(0 .21)	–	(0.21)	11 .23
2009		9.03	0.18	1.08	1.26	(0 .18)	(0.36)	(0.54)	9.75
Institutional shares
2014	(d)	14 .46	0 .25	0 .40	0 .65	(0 .28)	(0.19)	(0.47)	14 .64
2013		12 .44	0 .29	2 .01	2 .30	(0 .28)	–	(0.28)	14 .46
2012		11 .47	0 .24	0 .99	1 .23	(0 .26)	–	(0.26)	12 .44
2011		11 .28	0 .22	0 .20	0 .42	(0 .23)	–	(0.23)	11 .47
2010		9.78	0.23	1.52	1.75	(0 .25)	–	(0.25)	11 .28
2009		9.07	0.22	1.09	1.31	(0 .24)	(0.36)	(0.60)	9.78
R-1 shares
2014	(d)	14 .31	0 .20	0 .39	0 .59	(0 .15)	(0.19)	(0.34)	14 .56
2013		12 .31	0 .19	1 .98	2 .17	(0 .17)	–	(0.17)	14 .31
2012		11 .35	0 .14	0 .98	1 .12	(0 .16)	–	(0.16)	12 .31
2011		11 .16	0 .12	0 .20	0 .32	(0 .13)	–	(0.13)	11 .35
2010		9.70	0.14	1.50	1.64	(0 .18)	–	(0.18)	11 .16
2009		8.99	0.14	1.09	1.23	(0 .16)	(0.36)	(0.52)	9.70
R-2 shares
2014	(d)	14 .33	0 .21	0 .39	0 .60	(0 .18)	(0.19)	(0.37)	14 .56
2013		12 .33	0 .21	1 .97	2 .18	(0 .18)	–	(0.18)	14 .33
2012		11 .36	0 .16	0 .98	1 .14	(0 .17)	–	(0.17)	12 .33
2011		11 .17	0 .14	0 .19	0 .33	(0 .14)	–	(0.14)	11 .36
2010		9.70	0.16	1.50	1.66	(0 .19)	–	(0.19)	11 .17
2009		8.97	0.15	1.10	1.25	(0 .16)	(0.36)	(0.52)	9.70
R-3 shares
2014	(d)	14 .38	0 .21	0 .40	0 .61	(0 .21)	(0.19)	(0.40)	14 .59
2013		12 .37	0 .21	2 .01	2 .22	(0 .21)	–	(0.21)	14 .38
2012		11 .41	0 .18	0 .97	1 .15	(0 .19)	–	(0.19)	12 .37
2011		11 .21	0 .15	0 .21	0 .36	(0 .16)	–	(0.16)	11 .41
2010		9.74	0.18	1.49	1.67	(0 .20)	–	(0.20)	11 .21
2009		9.02	0.17	1.09	1.26	(0 .18)	(0.36)	(0.54)	9.74
R-4 shares
2014	(d)	14 .76	0 .24	0 .40	0 .64	(0 .23)	(0.19)	(0.42)	14 .98
2013		12 .68	0 .23	2 .08	2 .31	(0 .23)	–	(0.23)	14 .76
2012		11 .69	0 .21	1 .00	1 .21	(0 .22)	–	(0.22)	12 .68
2011		11 .49	0 .18	0 .20	0 .38	(0 .18)	–	(0.18)	11 .69
2010		9.97	0.19	1.55	1.74	(0 .22)	–	(0.22)	11 .49
2009		9.22	0.18	1.13	1.31	(0 .20)	(0.36)	(0.56)	9.97
R-5 shares
2014	(d)	14 .43	0 .23	0 .41	0 .64	(0 .25)	(0.19)	(0.44)	14 .63
2013		12 .41	0 .26	2 .01	2 .27	(0 .25)	–	(0.25)	14 .43
2012		11 .45	0 .22	0 .97	1 .19	(0 .23)	–	(0.23)	12 .41
2011		11 .26	0 .21	0 .18	0 .39	(0 .20)	–	(0.20)	11 .45
2010		9.77	0.21	1.51	1.72	(0 .23)	–	(0.23)	11 .26
2009		9.05	0.19	1.10	1.29	(0 .21)	(0.36)	(0.57)	9.77

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.45%(e),(f)		$937,277	0 .35%	(g)	0.42%(g)	3.18%	(g)	15 .5%	(g)
18 .54	(f)	867,848	0.36		0.56	1.76		25.1
10 .56	(f)	677,464	0.40		0.59	1.66		20.0
3.34	(f)	566,181	0 .41		0 .56	1 .47		10 .7
17 .53	(f)	515,947	0.51		0.58	1.74		32.1
15 .32	(f)	410,442	0.61		0.66	2.17		9.5

4.60	(e)	4,479,351	0.03	(g)	–	3.50	(g)	15 .5	(g)
18.85		4,198,702	0.04		–	2.17		25.1
11 .03		3,573,298	0.04		–	2.02		20.0
3 .66		3,001,123	0 .04		–	1.87		10.7
18 .17		2,804,667	0.04		–	2.23		32.1
15 .88		2,333,820	0.09		–	2.55		9.5

4.17	(e)	45,658	0.91	(g)	–	2.77	(g)	15 .5	(g)
17.83		47,197	0.91		–	1.41		25.1
10 .01		53,082	0.91		–	1.22		20.0
2.85		50,502	0.91		–	1.00		10.7
17 .11		50,109	0.92		–	1.34		32.1
14 .91		41,365	0.97		–	1.66		9.5

4.22	(e)	73,094	0.78	(g)	–	2.89	(g)	15 .5	(g)
17.93		75,964	0.78		–	1.55		25.1
10 .17		76,588	0.78		–	1.40		20.0
2.94		79,776	0.78		–	1.22		10.7
17 .27		99,779	0.79		–	1.52		32.1
15 .16		88,072	0.84		–	1.83		9.5

4.28	(e)	274,345	0.60	(g)	–	2.94	(g)	15 .5	(g)
18 .22		263,892	0.60		–	1.59		25.1
10 .31		230,818	0.60		–	1.52		20.0
3.21		208,383	0.60		–	1.30		10.7
17 .40		222,202	0 .61		–	1.73		32.1
15 .32		193,474	0.66		–	2.00		9.5

4.42	(e)	234,550	0.41	(g)	–	3.31	(g)	15 .5	(g)
18 .50		246,295	0.41		–	1.69		25.1
10 .55		197,788	0.41		–	1.77		20.0
3.33		199,240	0.41		–	1.50		10.7
17 .67		194,301	0 .42		–	1.83		32.1
15 .52		153,804	0.47		–	2.10		9.5

4.50	(e)	438,104	0.29	(g)	–	3.20	(g)	15 .5	(g)
18 .60		416,542	0.29		–	1.93		25.1
10 .65		346,730	0.29		–	1.81		20.0
3.42		305,169	0.29		–	1.78		10.7
17 .85		337,439	0 .30		–	2.06		32.1
15 .68		316,224	0.35		–	2.23		9.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2014	(c)	$11.75	$0.20	$0.34	$0.54	($0.22)	($0.42)	($0.64)	$11.65
2013		10.12	0.21	1.82	2.03	(0 .22)	(0.18)	(0.40)	11.75
2012		9.33	0.17	0.85	1.02	(0 .20)	(0.03)	(0.23)	10.12
2011		9.32	0.16	0.17	0.33	(0 .16)	(0.16)	(0.32)	9.33
2010		8.05	0.15	1.29	1.44	(0 .17)	–	(0.17)	9.32
2009		7.13	0.07	0.99	1.06	(0 .14)	–	(0.14)	8.05
R-1 shares
2014	(c)	11.54	0.16	0.32	0.48	(0 .11)	(0.42)	(0.53)	11.49
2013		9.95	0.14	1.76	1.90	(0 .13)	(0.18)	(0.31)	11.54
2012		9.18	0.10	0.82	0.92	(0 .12)	(0.03)	(0.15)	9.95
2011		9.18	0.08	0.17	0.25	(0 .09)	(0.16)	(0.25)	9.18
2010		7.96	0.08	1.26	1.34	(0 .12)	–	(0.12)	9.18
2009		7.10	0.04	0.94	0.98	(0 .12)	–	(0.12)	7.96
R-2 shares
2014	(c)	11.54	0.14	0.35	0.49	(0 .14)	(0.42)	(0.56)	11.47
2013		9.96	0.14	1.78	1.92	(0 .16)	(0.18)	(0.34)	11.54
2012		9.19	0.11	0.82	0.93	(0 .13)	(0.03)	(0.16)	9.96
2011		9.18	0.08	0.19	0.27	(0 .10)	(0.16)	(0.26)	9.19
2010		7.96	0.09	1.26	1.35	(0 .13)	–	(0.13)	9.18
2009		7.10	0.03	0.96	0.99	(0 .13)	–	(0.13)	7.96
R-3 shares
2014	(c)	11.60	0.16	0.34	0.50	(0 .16)	(0.42)	(0.58)	11.52
2013		10.00	0.14	1.81	1.95	(0 .17)	(0.18)	(0.35)	11.60
2012		9.23	0.12	0.83	0.95	(0 .15)	(0.03)	(0.18)	10.00
2011		9.23	0.10	0.18	0.28	(0 .12)	(0.16)	(0.28)	9.23
2010		7.99	0.11	1.27	1.38	(0 .14)	–	(0.14)	9.23
2009		7.10	0.08	0.93	1.01	(0 .12)	–	(0.12)	7.99
R-4 shares
2014	(c)	11.66	0.18	0.33	0.51	(0 .18)	(0.42)	(0.60)	11.57
2013		10.05	0.17	1.81	1.98	(0 .19)	(0.18)	(0.37)	11.66
2012		9.27	0.16	0.81	0.97	(0 .16)	(0.03)	(0.19)	10.05
2011		9.26	0.13	0.17	0.30	(0 .13)	(0.16)	(0.29)	9.27
2010		8.02	0.11	1.27	1.38	(0 .14)	–	(0.14)	9.26
2009		7.12	0.09	0.94	1.03	(0 .13)	–	(0.13)	8.02
R-5 shares
2014	(c)	11.69	0.19	0.34	0.53	(0 .19)	(0.42)	(0.61)	11.61
2013		10.08	0.18	1.81	1.99	(0 .20)	(0.18)	(0.38)	11.69
2012		9.30	0.14	0.85	0.99	(0 .18)	(0.03)	(0.21)	10.08
2011		9.29	0.14	0.17	0.31	(0 .14)	(0.16)	(0.30)	9.30
2010		8.04	0.14	1.26	1.40	(0 .15)	–	(0.15)	9.29
2009		7.13	0.11	0.93	1.04	(0 .13)	–	(0.13)	8.04

See accompanying notes.

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income
		Period (in	to Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Assets		Turnover Rate

4.70	%(d)	$831,307	0.04	%(e)	3.42	%(e)	15.0	%(e)
20.69		734,686	0.04	(f)	1.94		22.2
11.23		490,889	0.04	(f)	1.78		13.0
3.48		335,624	0.05	(f)	1.62		6.1
18.04		248,902	0.05	(f)	1.71		25.0
15.17		143,330	0.10	(f)	0.95		7.0

4.32	(d)	13,967	0.91	(e)	2.83	(e)	15.0	(e)
19.61		14,704	0.91		1.28		22.2
10.23		14,603	0.92		1.01		13.0
2.68		12,855	0.92		0.85		6.1
16.99		11,246	0.92	(f)	0.89		25.0
14.10		6,405	0.97	(f)	0.55		7.0

4.35	(d)	14,479	0.78	(e)	2.56	(e)	15.0	(e)
19.77		11,998	0.78		1.30		22.2
10.30		9,549	0.79		1.10		13.0
2 .89		7,776	0 .79		0 .89		6 .1
17.10		6,266	0.79	(f)	1.03		25.0
14.23		3,378	0.84	(f)	0.46		7.0

4.44	(d)	101,098	0.60	(e)	2.84	(e)	15.0	(e)
20.03		91,530	0.60		1.36		22.2
10.55		62,383	0.61		1.26		13.0
2.95		44,844	0.61		1.09		6.1
17.37		34,593	0.61	(f)	1.23		25.0
14.61		19,038	0.66	(f)	1.20		7.0

4.49	(d)	59,987	0.41	(e)	3.16	(e)	15.0	(e)
20.25		53,662	0.41		1.61		22.2
10.79		40,305	0.42		1.70		13.0
3.20		36,070	0.42		1.32		6.1
17.43		29,669	0.42	(f)	1.28		25.0
14.77		15,202	0.47	(f)	1.27		7.0

4.68	(d)	98,716	0.29	(e)	3.23	(e)	15.0	(e)
20.32		95,411	0.29		1.65		22.2
10.90		57,005	0.30		1.45		13.0
3.29		35,360	0.30		1.44		6.1
17.62		26,306	0.30	(f)	1.63		25.0
14.91		17,760	0.35	(f)	1.49		7.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2014	(d)	$14 .90	$0 .23	$0 .46	$0 .69	($0.23)	($0.37)	($0.60)	$14 .99
2013		12 .50	0 .22	2 .41	2 .63	(0 .23)	–	(0.23)	14 .90
2012		11 .49	0 .17	1 .04	1 .21	(0 .20)	–	(0.20)	12 .50
2011		11 .29	0 .15	0 .20	0 .35	(0 .15)	–	(0.15)	11 .49
2010		9.76	0.15	1.56	1.71	(0 .18)	–	(0.18)	11 .29
2009		9.03	0.15	1.07	1.22	(0 .15)	(0.34)	(0.49)	9.76
Institutional shares
2014	(d)	15 .02	0 .25	0 .46	0 .71	(0 .28)	(0.37)	(0.65)	15 .08
2013		12 .59	0 .28	2 .42	2 .70	(0 .27)	–	(0.27)	15 .02
2012		11 .57	0 .22	1 .04	1 .26	(0 .24)	–	(0.24)	12 .59
2011		11 .37	0 .20	0 .20	0 .40	(0 .20)	–	(0.20)	11 .57
2010		9.82	0.21	1.56	1.77	(0 .22)	–	(0.22)	11 .37
2009		9.09	0.19	1.09	1.28	(0 .21)	(0.34)	(0.55)	9.82
R-1 shares
2014	(d)	14 .83	0 .20	0 .44	0 .64	(0 .14)	(0.37)	(0.51)	14 .96
2013		12 .44	0 .17	2 .38	2 .55	(0 .16)	–	(0.16)	14 .83
2012		11 .42	0 .12	1 .04	1 .16	(0 .14)	–	(0.14)	12 .44
2011		11 .24	0 .10	0 .18	0 .28	(0 .10)	–	(0.10)	11 .42
2010		9.73	0.12	1.54	1.66	(0 .15)	–	(0.15)	11 .24
2009		9.01	0.11	1.08	1.19	(0 .13)	(0.34)	(0.47)	9.73
R-2 shares
2014	(d)	14 .84	0 .21	0 .44	0 .65	(0 .17)	(0.37)	(0.54)	14 .95
2013		12 .45	0 .19	2 .38	2 .57	(0 .18)	–	(0.18)	14 .84
2012		11 .43	0 .14	1 .03	1 .17	(0 .15)	–	(0.15)	12 .45
2011		11 .24	0 .12	0 .18	0 .30	(0 .11)	–	(0.11)	11 .43
2010		9.73	0.14	1.53	1.67	(0 .16)	–	(0.16)	11 .24
2009		8.99	0.13	1.08	1.21	(0 .13)	(0.34)	(0.47)	9.73
R-3 shares
2014	(d)	14 .84	0 .21	0 .46	0 .67	(0 .20)	(0.37)	(0.57)	14 .94
2013		12 .45	0 .20	2 .39	2 .59	(0 .20)	–	(0.20)	14 .84
2012		11 .44	0 .16	1 .02	1 .18	(0 .17)	–	(0.17)	12 .45
2011		11 .24	0 .13	0 .20	0 .33	(0 .13)	–	(0.13)	11 .44
2010		9.73	0.15	1.54	1.69	(0 .18)	–	(0.18)	11 .24
2009		9.01	0.14	1.08	1.22	(0 .16)	(0.34)	(0.50)	9.73
R-4 shares
2014	(d)	14 .87	0 .24	0 .44	0 .68	(0 .23)	(0.37)	(0.60)	14 .95
2013		12 .47	0 .22	2 .41	2 .63	(0 .23)	–	(0.23)	14 .87
2012		11 .46	0 .18	1 .03	1 .21	(0 .20)	–	(0.20)	12 .47
2011		11 .27	0 .15	0 .20	0 .35	(0 .16)	–	(0.16)	11 .46
2010		9.74	0.17	1.55	1.72	(0 .19)	–	(0.19)	11 .27
2009		9.02	0.14	1.09	1.23	(0 .17)	(0.34)	(0.51)	9.74
R-5 shares
2014	(d)	14 .95	0 .23	0 .46	0 .69	(0 .24)	(0.37)	(0.61)	15 .03
2013		12 .54	0 .25	2 .40	2 .65	(0 .24)	–	(0.24)	14 .95
2012		11 .52	0 .19	1 .04	1 .23	(0 .21)	–	(0.21)	12 .54
2011		11 .32	0 .20	0 .17	0 .37	(0 .17)	–	(0.17)	11 .52
2010		9.79	0.18	1.55	1.73	(0 .20)	–	(0.20)	11 .32
2009		9.06	0.16	1.09	1.25	(0 .18)	(0.34)	(0.52)	9.79

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.71%(e),(f)		$528,423	0 .38%	(g)	0.45%(g)	3.07%	(g)	13 .8%	(g)
21 .35	(f)	484,414	0.40		0.60	1.63		30.1
10 .71	(f)	361,253	0.45		0.64	1.40		12.5
3.03	(f)	286,387	0 .46		0 .60	1 .23		12 .6
17 .64	(f)	246,236	0.56		0.63	1.46		31.4
14 .73	(f)	186,499	0.66		0.71	1.82		5.8

4.79	(e)	2,922,612	0.04	(g)	–	3.43	(g)	13 .8	(g)
21.87		2,718,326	0.04		–	2.07		30.1
11 .18		2,235,924	0.04		–	1.83		12.5
3 .46		1,851,739	0 .04		–	1.69		12.6
18 .27		1,716,164	0.04		–	2.02		31.4
15 .45		1,387,751	0.09		–	2.20		5.8

4.38	(e)	33,414	0.91	(g)	–	2.70	(g)	13 .8	(g)
20.71		33,757	0.91		–	1.26		30.1
10 .29		37,999	0.91		–	0.98		12.5
2.51		33,918	0.91		–	0.81		12.6
17 .26		32,593	0.92		–	1.12		31.4
14 .41		25,814	0.97		–	1.28		5.8

4.46	(e)	52,694	0.78	(g)	–	2.84	(g)	13 .8	(g)
20.94		55,940	0.78		–	1.40		30.1
10 .36		47,947	0.78		–	1.17		12.5
2.68		45,698	0.78		–	1.02		12.6
17 .33		55,281	0.79		–	1.31		31.4
14 .65		46,331	0.84		–	1.48		5.8

4.58	(e)	159,606	0.60	(g)	–	2.86	(g)	13 .8	(g)
21 .11		151,677	0.60		–	1.50		30.1
10 .54		132,770	0.60		–	1.36		12.5
2.94		122,973	0.60		–	1.10		12.6
17 .50		125,392	0 .61		–	1.47		31.4
14 .77		104,315	0.66		–	1.64		5.8

4.63	(e)	154,636	0.41	(g)	–	3.20	(g)	13 .8	(g)
21 .39		153,849	0.41		–	1.59		30.1
10 .76		123,706	0.41		–	1.53		12.5
3.06		111,132	0.41		–	1.29		12.6
17 .87		101,237	0 .42		–	1.67		31.4
14 .98		86,178	0.47		–	1.69		5.8

4.72	(e)	275,419	0.29	(g)	–	3.13	(g)	13 .8	(g)
21 .50		260,420	0.29		–	1.84		30.1
10 .93		204,880	0.29		–	1.63		12.5
3.24		177,248	0.29		–	1.68		12.6
17 .89		200,260	0 .30		–	1.74		31.4
15 .16		165,669	0.35		–	1.85		5.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2014	(c)	$11.90	$0.20	$0.38	$0.58	($0.22)	($0.39)	($0.61)	$11.87
2013		10.06	0.20	2.00	2.20	(0.21)	(0.15)	(0.36)	11.90
2012		9.26	0.16	0.85	1.01	(0.18)	(0.03)	(0.21)	10.06
2011		9.23	0.14	0.19	0.33	(0.14)	(0.16)	(0.30)	9.26
2010		7.95	0.13	1.30	1.43	(0.15)	–	(0.15)	9.23
2009		7.04	0.05	0.99	1.04	(0.13)	–	(0.13)	7.95
R-1 shares
2014	(c)	11.59	0.16	0.35	0.51	(0.11)	(0.39)	(0.50)	11.60
2013		9.82	0.14	1.92	2.06	(0.14)	(0.15)	(0.29)	11.59
2012		9.04	0.08	0.84	0.92	(0.11)	(0.03)	(0.14)	9.82
2011		9.05	0.06	0.17	0.23	(0.08)	(0.16)	(0.24)	9.04
2010		7.82	0.05	1.29	1.34	(0.11)	–	(0.11)	9.05
2009		6.97	0.01	0.96	0.97	(0.12)	–	(0.12)	7.82
R-2 shares
2014	(c)	11.61	0.15	0.37	0.52	(0.14)	(0.39)	(0.53)	11.60
2013		9.84	0.14	1.94	2.08	(0.16)	(0.15)	(0.31)	11.61
2012		9.06	0.08	0.85	0.93	(0.12)	(0.03)	(0.15)	9.84
2011		9.06	0.07	0.18	0.25	(0.09)	(0.16)	(0.25)	9.06
2010		7.83	0.07	1.28	1.35	(0.12)	–	(0.12)	9.06
2009		6.98	0.03	0.95	0.98	(0.13)	–	(0.13)	7.83
R-3 shares
2014	(c)	11.68	0.16	0.38	0.54	(0.16)	(0.39)	(0.55)	11.67
2013		9.89	0.14	1.96	2.10	(0.16)	(0.15)	(0.31)	11.68
2012		9.11	0.12	0.83	0.95	(0.14)	(0.03)	(0.17)	9.89
2011		9.10	0.09	0.18	0.27	(0.10)	(0.16)	(0.26)	9.11
2010		7.85	0.10	1.27	1.37	(0.12)	–	(0.12)	9.10
2009		6.99	0.08	0.90	0.98	(0.12)	–	(0.12)	7.85
R-4 shares
2014	(c)	11.74	0.18	0.37	0.55	(0.17)	(0.39)	(0.56)	11.73
2013		9.94	0.18	1.96	2.14	(0.19)	(0.15)	(0.34)	11.74
2012		9.15	0.11	0.86	0.97	(0.15)	(0.03)	(0.18)	9.94
2011		9.14	0.11	0.18	0.29	(0.12)	(0.16)	(0.28)	9.15
2010		7.88	0.09	1.30	1.39	(0.13)	–	(0.13)	9.14
2009		7.00	0.08	0.92	1.00	(0.12)	–	(0.12)	7.88
R-5 shares
2014	(c)	11.77	0.18	0.39	0.57	(0.20)	(0.39)	(0.59)	11.75
2013		9.97	0.16	1.98	2.14	(0.19)	(0.15)	(0.34)	11.77
2012		9.17	0.13	0.86	0.99	(0.16)	(0.03)	(0.19)	9.97
2011		9.16	0.12	0.18	0.30	(0.13)	(0.16)	(0.29)	9.17
2010		7.90	0.12	1.28	1.40	(0.14)	–	(0.14)	9.16
2009		7.01	0.07	0.95	1.02	(0.13)	–	(0.13)	7.90

See accompanying notes.

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

5.02	%(d)	$463,469	0.04	%(e)	3.37	%(e)	12.7	%(e)
22.58		399,463	0.05	(f)	1.87		23.3
11.27		244,484	0.05	(f)	1.63		8.1
3.57		154,522	0.06	(f)	1.48		4.5
18.22		105,004	0.08	(f)	1.50		23.8
15 .09		53,836	0 .10	(f)	0 .69		4 .8

4.60	(d)	8,895	0.92	(e)	2.82	(e)	12.7	(e)
21 .44		9,201	0 .92		1 .28		23 .3
10 .40		9,027	0 .92		0 .85		8 .1
2.53		7,195	0.92	(f)	0.70		4.5
17 .33		5,821	0 .93	(f)	0 .65		23 .8
14 .23		2,675	0 .97	(f)	0 .18		4 .8

4 .68	(d)	10,390	0 .79	(e)	2 .62	(e)	12 .7	(e)
21 .65		9,204	0 .79		1 .29		23 .3
10 .53		6,674	0 .79		0 .89		8 .1
2.73		4,130	0.79	(f)	0.71		4.5
17 .42		2,780	0 .80	(f)	0 .79		23 .8
14 .32		1,160	0 .84	(f)	0 .38		4 .8

4 .80	(d)	52,909	0 .61	(e)	2 .83	(e)	12 .7	(e)
21 .79		46,505	0 .61		1 .35		23 .3
10 .69		30,592	0 .61		1 .32		8 .1
2.96		28,181	0.61	(f)	0.96		4.5
17 .64		20,005	0 .62	(f)	1 .16		23 .8
14 .40		11,557	0 .66	(f)	1 .21		4 .8

4 .84	(d)	31,968	0 .42	(e)	3 .13	(e)	12 .7	(e)
22 .11		27,277	0 .42		1 .68		23 .3
10 .90		29,088	0 .42		1 .20		8 .1
3.10		16,819	0.42	(f)	1.17		4.5
17 .84		12,730	0 .43	(f)	1 .08		23 .8
14 .68		5,832	0 .47	(f)	1 .13		4 .8

5 .00	(d)	77,033	0 .30	(e)	3 .18	(e)	12 .7	(e)
22 .13		69,834	0 .30		1 .52		23 .3
11 .15		28,899	0 .30		1 .36		8 .1
3.19		17,728	0.30	(f)	1.26		4.5
17 .91		11,045	0 .31	(f)	1 .45		23 .8
14 .87		6,559	0 .35	(f)	0 .95		4 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2014	(d)	$14 .25	$0 .21	$0 .47	$0 .68	($0.21)	($0.41)	($0.62)	$14 .31
2013		11 .81	0 .20	2 .45	2 .65	(0.21)	–	(0.21)	14.25
2012		10 .82	0 .13	1 .02	1 .15	(0.16)	–	(0.16)	11.81
2011		10 .64	0 .11	0 .18	0 .29	(0.11)	–	(0.11)	10.82
2010		9.17	0.11	1.50	1.61	(0.14)	–	(0.14)	10.64
2009		8.53	0.12	1.00	1.12	(0.12)	(0.36)	(0.48)	9.17
Institutional shares
2014	(d)	14.57	0.25	0.48	0.73	(0.27)	(0.41)	(0.68)	14.62
2013		12 .07	0 .27	2 .49	2 .76	(0.26)	–	(0.26)	14.57
2012		11 .05	0 .20	1 .04	1 .24	(0.22)	–	(0.22)	12.07
2011		10 .86	0 .18	0 .18	0 .36	(0.17)	–	(0.17)	11.05
2010		9.34	0.18	1.53	1.71	(0.19)	–	(0.19)	10.86
2009		8.70	0.16	1.02	1.18	(0.18)	(0.36)	(0.54)	9.34
R-1 shares
2014	(d)	14.39	0.19	0.47	0.66	(0.14)	(0.41)	(0.55)	14.50
2013		11 .92	0 .16	2 .46	2 .62	(0.15)	–	(0.15)	14.39
2012		10 .91	0 .10	1 .03	1 .13	(0.12)	–	(0.12)	11.92
2011		10 .74	0 .08	0 .18	0 .26	(0.09)	–	(0.09)	10.91
2010		9.26	0.09	1.52	1.61	(0.13)	–	(0.13)	10.74
2009		8.62	0.08	1.03	1.11	(0.11)	(0.36)	(0.47)	9.26
R-2 shares
2014	(d)	14.40	0.20	0.46	0.66	(0.17)	(0.41)	(0.58)	14.48
2013		11 .94	0 .18	2 .46	2 .64	(0.18)	–	(0.18)	14.40
2012		10 .92	0 .12	1 .03	1 .15	(0.13)	–	(0.13)	11.94
2011		10 .74	0 .10	0 .17	0 .27	(0.09)	–	(0.09)	10.92
2010		9.26	0.11	1.50	1.61	(0.13)	–	(0.13)	10.74
2009		8.61	0.11	1.01	1.12	(0.11)	(0.36)	(0.47)	9.26
R-3 shares
2014	(d)	14.42	0.20	0.49	0.69	(0.20)	(0.41)	(0.61)	14.50
2013		11 .95	0 .19	2 .47	2 .66	(0.19)	–	(0.19)	14.42
2012		10 .95	0 .14	1 .01	1 .15	(0.15)	–	(0.15)	11.95
2011		10 .76	0 .11	0 .19	0 .30	(0.11)	–	(0.11)	10.95
2010		9.27	0.13	1.51	1.64	(0.15)	–	(0.15)	10.76
2009		8.63	0.12	1.01	1.13	(0.13)	(0.36)	(0.49)	9.27
R-4 shares
2014	(d)	14.48	0.23	0.46	0.69	(0.22)	(0.41)	(0.63)	14.54
2013		11 .99	0 .21	2 .50	2 .71	(0.22)	–	(0.22)	14.48
2012		10 .99	0 .15	1 .03	1 .18	(0.18)	–	(0.18)	11.99
2011		10 .80	0 .13	0 .19	0 .32	(0.13)	–	(0.13)	10.99
2010		9.30	0.15	1.51	1.66	(0.16)	–	(0.16)	10.80
2009		8.66	0.13	1.02	1.15	(0.15)	(0.36)	(0.51)	9.30
R-5 shares
2014	(d)	14.51	0.22	0.49	0.71	(0.24)	(0.41)	(0.65)	14.57
2013		12 .03	0 .23	2 .48	2 .71	(0.23)	–	(0.23)	14.51
2012		11 .01	0 .17	1 .04	1 .21	(0.19)	–	(0.19)	12.03
2011		10 .82	0 .16	0 .18	0 .34	(0.15)	–	(0.15)	11.01
2010		9.32	0.15	1.52	1.67	(0.17)	–	(0.17)	10.82
2009		8.67	0.13	1.04	1.17	(0.16)	(0.36)	(0.52)	9.32

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.91%(e),(f)		$142,529	0 .47%	(g)	0.54%(g)	2.94%	(g)	15 .7%	(g)
22 .73	(f)	124,651	0.51		0.71	1.51		29.5
10 .84	(f)	88,494	0 .56		0 .76	1 .16		10 .5
2.74	(f)	67,553	0.58		0.72	0.98		15.5
17 .69	(f)	54,059	0 .68		0 .74	1 .12		30 .1
14 .26	(f)	37,434	0 .78		0 .83	1 .54		15 .2

5.12	(e)	1,495,724	0.04	(g)	–	3.43	(g)	15 .7	(g)
23.28		1,370,372	0.04		–	2.01		29.5
11 .45		1,031,138	0.04		–	1.72		10.5
3.30		829,516	0.04		–	1.58		15.5
18 .51		788,351	0.04		–	1.83		30.1
14 .95		629,384	0.10		–	2.02		15.2

4.68	(e)	16,745	0 .91	(g)	–	2.69	(g)	15 .7	(g)
22 .20		16,286	0 .91		–	1.19		29.5
10 .49		17,885	0 .91		–	0.84		10.5
2.38		14,614	0 .92		–	0.67		15.5
17 .49		13,401	0 .92		–	0.90		30.1
14 .01		9,869	0.97		–	1.03		15.2

4.71	(e)	30,807	0 .78	(g)	–	2.74	(g)	15 .7	(g)
22 .39		29,353	0 .78		–	1.35		29.5
10 .64		21,922	0 .78		–	1.04		10.5
2.52		20,121	0 .79		–	0.90		15.5
17 .55		24,165	0 .79		–	1.13		30.1
14 .17		20,114	0 .84		–	1.33		15.2

4.86	(e)	74,722	0 .60	(g)	–	2.80	(g)	15 .7	(g)
22 .59		68,416	0 .60		–	1.43		29.5
10 .73		52,457	0 .60		–	1.26		10.5
2.79		46,829	0 .61		–	0.94		15.5
17 .82		42,918	0 .61		–	1.30		30.1
14 .36		35,212	0 .66		–	1.45		15.2

4.86	(e)	73,103	0 .41	(g)	–	3.19	(g)	15 .7	(g)
22 .93		69,616	0 .41		–	1.60		29.5
10 .91		57,975	0 .41		–	1.30		10.5
2.96		45,442	0 .42		–	1.15		15.5
18 .05		39,183	0 .42		–	1.50		30.1
14 .55		33,076	0 .47		–	1.56		15.2

5.00	(e)	148,538	0.29	(g)	–	3.10	(g)	15 .7	(g)
22 .91		133,924	0.29		–	1.76		29.5
11 .19		90,201	0 .29		–	1.48		10.5
3.08		72,123	0 .30		–	1.42		15.5
18 .11		71,470	0 .30		–	1.55		30.1
14 .78		58,596	0 .35		–	1.59		15.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions of	Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2014	(c)	$11.98	$0.19	$0.40	$0.59	($0.21)	($0.34)	($0.55)	$12.02
2013		10.02	0.19	2.09	2.28	(0.21)	(0.11)	(0.32)	11.98
2012		9.22	0.14	0.87	1.01	(0.17)	(0.04)	(0.21)	10.02
2011		9.21	0.13	0.14	0.27	(0.13)	(0.13)	(0.26)	9.22
2010		7.93	0.12	1.31	1.43	(0.15)	–	(0.15)	9.21
2009		6.99	0.06	1.00	1.06	(0.12)	–	(0.12)	7.93
R-1 shares
2014	(c)	11.66	0.16	0.37	0.53	(0.12)	(0.34)	(0.46)	11.73
2013		9.78	0.13	2.00	2.13	(0.14)	(0.11)	(0.25)	11.66
2012		9.01	0.07	0.85	0.92	(0.11)	(0.04)	(0.15)	9.78
2011		9.02	0.04	0.15	0.19	(0.07)	(0.13)	(0.20)	9.01
2010		7.80	0.06	1.27	1.33	(0.11)	–	(0.11)	9.02
2009		6.95	0.02	0.95	0.97	(0.12)	–	(0.12)	7.80
R-2 shares
2014	(c)	11.70	0.14	0.39	0.53	(0.14)	(0.34)	(0.48)	11.75
2013		9.81	0.13	2.03	2.16	(0.16)	(0.11)	(0.27)	11.70
2012		9.02	0.06	0.87	0.93	(0.10)	(0.04)	(0.14)	9.81
2011		9.05	0.07	0.13	0.20	(0.10)	(0.13)	(0.23)	9.02
2010		7.82	0.02	1.33	1.35	(0.12)	–	(0.12)	9.05
2009		6.95	0.03	0.96	0.99	(0.12)	–	(0.12)	7.82
R-3 shares
2014	(c)	11.77	0.15	0.39	0.54	(0.16)	(0.34)	(0.50)	11.81
2013		9.86	0.12	2.07	2.19	(0.17)	(0.11)	(0.28)	11.77
2012		9.08	0.08	0.87	0.95	(0.13)	(0.04)	(0.17)	9.86
2011		9.09	0.08	0.13	0.21	(0.09)	(0.13)	(0.22)	9.08
2010		7.85	0.09	1.28	1.37	(0.13)	–	(0.13)	9.09
2009		6.96	0.02	0.99	1.01	(0.12)	–	(0.12)	7.85
R-4 shares
2014	(c)	11.83	0.18	0.39	0.57	(0.18)	(0.34)	(0.52)	11.88
2013		9.91	0.15	2.06	2.21	(0.18)	(0.11)	(0.29)	11.83
2012		9.12	0.11	0.86	0.97	(0.14)	(0.04)	(0.18)	9.91
2011		9.12	0.09	0.15	0.24	(0.11)	(0.13)	(0.24)	9.12
2010		7.88	0.09	1.29	1.38	(0.14)	–	(0.14)	9.12
2009		6.97	0.02	1.01	1.03	(0.12)	–	(0.12)	7.88
R-5 shares
2014	(c)	11.86	0.17	0.40	0.57	(0.19)	(0.34)	(0.53)	11.90
2013		9.93	0.15	2.08	2.23	(0.19)	(0.11)	(0.30)	11.86
2012		9.15	0.10	0.87	0.97	(0.15)	(0.04)	(0.19)	9.93
2011		9.14	0.11	0.15	0.26	(0.12)	(0.13)	(0.25)	9.15
2010		7.89	0.11	1.28	1.39	(0.14)	–	(0.14)	9.14
2009		6.98	0.09	0.94	1.03	(0.12)	–	(0.12)	7.89

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income
		Period (in	to Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Assets		Turnover Rate

5.06	%(d)	$106,138	0.07%(e),(f)		3.28	%(e)	14.4	%(e)
23 .32		84,497	0 .09	(f)	1 .77		29 .1
11 .27		47,528	0 .08	(f)	1 .46		15 .1
2.97		26,746	0.08	(f)	1.35		22.5
18 .18		17,421	0 .08	(f)	1 .35		44 .0
15 .43		8,036	0 .08	(f)	0 .78		34 .0

4.68	(d)	1,544	0.92 (e)	,(f)	2.73	(e)	14.4	(e)
22 .21		1,453	0 .93	(f)	1 .21		29 .1
10 .36		1,148	0 .94	(f)	0 .79		15 .1
2.06		868	0.96	(f)	0.48		22.5
17 .22		532	0 .96	(f)	0 .76		44 .0
14 .21		382	0 .80	(f)	0 .29		34 .0

4.64	(d)	1,408	0.79 (e)	,(f)	2.37	(e)	14.4	(e)
22 .47		1,142	0 .80	(f)	1 .26		29 .1
10 .43		715	0 .81	(f)	0 .59		15 .1
2.16		345	0.83	(f)	0.70		22.5
17 .38		398	0 .83	(f)	0 .26		44 .0
14 .50		71	0 .70	(f)	0 .42		34 .0

4.75	(d)	9,747	0.61 (e)	,(f)	2.65	(e)	14.4	(e)
22 .65		7,790	0 .62	(f)	1 .13		29 .1
10 .69		3,765	0 .63	(f)	0 .83		15 .1
2.33		2,066	0.65	(f)	0.82		22.5
17 .54		1,345	0 .65	(f)	1 .12		44 .0
14 .77		906	0 .52	(f)	0 .33		34 .0

4.93	(d)	8,339	0.42 (e)	,(f)	3.03	(e)	14.4	(e)
22 .84		6,590	0 .43	(f)	1 .37		29 .1
10 .89		3,511	0 .44	(f)	1 .18		15 .1
2.61		2,397	0.46	(f)	0.99		22.5
17 .64		1,477	0 .46	(f)	1 .07		44 .0
15 .04		764	0 .23	(f)	0 .33		34 .0

4.95	(d)	14,589	0.30 (e)	,(f)	2.97	(e)	14.4	(e)
23 .01		11,694	0 .31	(f)	1 .36		29 .1
10 .91		4,519	0 .32	(f)	1 .07		15 .1
2.80		2,023	0.34	(f)	1.17		22.5
17 .82		1,398	0 .34	(f)	1 .30		44 .0
15 .02		917	0 .20	(f)	1 .27		34 .0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From Investment Operations	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on		Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments		Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2014	(c)	$11.50	$0.16	$0.40	$0.56	($0.19)	($0.02)	($0.21)	$11.85
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50
Institutional shares
2014	(c)	11.52	0.01	0.57	0.58	(0.20)	(0.02)	(0.22)	11.88
2013	(h)	10.00	0.02	1.50	1.52	–	–	–	11.52
R-1 shares
2014	(c)	11.45	0.01	0.52	0.53	(0.20)	(0.02)	(0.22)	11.76
2013	(h)	10.00	(0.04)	1.49	1.45	–	–	–	11.45
R-2 shares
2014	(c)	11.46	0.02	0.52	0.54	(0.20)	(0.02)	(0.22)	11.78
2013	(h)	10.00	(0.03)	1.49	1.46	–	–	–	11.46
R-3 shares
2014	(c)	11.50	0.04	0.51	0.55	(0.19)	(0.02)	(0.21)	11.84
2013	(h)	10.00	(0.02)	1.52	1.50	–	–	–	11.50
R-4 shares
2014	(c)	11.49	–	0.56	0.56	(0.20)	(0.02)	(0.22)	11.83
2013	(h)	10.00	(0.01)	1.50	1.49	–	–	–	11.49
R-5 shares
2014	(c)	11.50	0.01	0.56	0.57	(0.20)	(0.02)	(0.22)	11.85
2013	(h)	10.00	–	1.50	1.50	–	–	–	11.50

See accompanying notes.

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income
		Period (in	to Average Net		to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Assets		Turnover Rate

4.86%(d),(e)		$1,287	0.41%(f),(g)		2.69	%(f)	26.5	%(f)
15 .00 (d)	,(e)	662	0 .41 (f)	,(g)	(0 .04	) (f)	42 .5	(f)

5.06	(d)	14,858	0.13 (f)	,(g)	0.20	(f)	26.5	(f)
15.20	(d)	13	0.13 (f)	,(g)	0.25	(f)	42.5	(f)

4.65	(d)	74	0.96 (f)	,(g)	0.24	(f)	26.5	(f)
14.50	(d)	11	0.96 (f)	,(g)	(0.59	) (f)	42.5	(f)

4.73	(d)	86	0.83 (f)	,(g)	0.33	(f)	26.5	(f)
14.60	(d)	11	0.83 (f)	,(g)	(0.46	) (f)	42.5	(f)

4.81	(d)	782	0.65 (f)	,(g)	0.61	(f)	26.5	(f)
15.00	(d)	69	0.65 (f)	,(g)	(0.26	) (f)	42.5	(f)

4.90	(d)	416	0.46 (f)	,(g)	0.07	(f)	26.5	(f)
14.90	(d)	11	0.46 (f)	,(g)	(0.10	) (f)	42.5	(f)

4.98	(d)	704	0.34 (f)	,(g)	0.17	(f)	26.5	(f)
15.00	(d)	12	0.34 (f)	,(g)	0.02	(f)	42.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from March 1, 2013, date operations commenced, through October 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2014	(d)	$11 .81	$0 .17	$0 .17	$0 .34	($0.22)	$–	($0.22)	$11 .93
2013		11 .47	0 .26	0 .34	0 .60	(0.26)	–	(0.26)	11.81
2012		10 .89	0 .21	0 .64	0 .85	(0.27)	–	(0.27)	11.47
2011		10 .82	0 .30	0 .06	0 .36	(0.29)	–	(0.29)	10.89
2010		9.84	0.31	1.00	1.31	(0.33)	–	(0.33)	10.82
2009		9.33	0.26	0.82	1.08	(0.44)	(0.13)	(0.57)	9.84
Institutional shares
2014	(d)	11.89	0.19	0.17	0.36	(0.26)	–	(0.26)	11.99
2013		11 .55	0 .30	0 .34	0 .64	(0.30)	–	(0.30)	11.89
2012		10 .96	0 .25	0 .66	0 .91	(0.32)	–	(0.32)	11.55
2011		10 .89	0 .35	0 .06	0 .41	(0.34)	–	(0.34)	10.96
2010		9.91	0.35	1.01	1.36	(0.38)	–	(0.38)	10.89
2009		9.40	0.30	0.84	1.14	(0.50)	(0.13)	(0.63)	9.91
R-1 shares
2014	(d)	11.81	0.14	0.16	0.30	(0.15)	–	(0.15)	11.96
2013		11 .46	0 .20	0 .34	0 .54	(0.19)	–	(0.19)	11.81
2012		10 .87	0 .17	0 .63	0 .80	(0.21)	–	(0.21)	11.46
2011		10 .80	0 .25	0 .07	0 .32	(0.25)	–	(0.25)	10.87
2010		9.86	0.25	1.00	1.25	(0.31)	–	(0.31)	10.80
2009		9.32	0.22	0.84	1.06	(0.39)	(0.13)	(0.52)	9.86
R-2 shares
2014	(d)	11.82	0.14	0.18	0.32	(0.17)	–	(0.17)	11.97
2013		11 .47	0 .22	0 .34	0 .56	(0.21)	–	(0.21)	11.82
2012		10 .89	0 .17	0 .64	0 .81	(0.23)	–	(0.23)	11.47
2011		10 .79	0 .27	0 .07	0 .34	(0.24)	–	(0.24)	10.89
2010		9.83	0.30	0.96	1.26	(0.30)	–	(0.30)	10.79
2009		9.30	0.23	0.84	1.07	(0.41)	(0.13)	(0.54)	9.83
R-3 shares
2014	(d)	11.75	0.15	0.17	0.32	(0.19)	–	(0.19)	11.88
2013		11 .42	0 .22	0 .35	0 .57	(0.24)	–	(0.24)	11.75
2012		10 .83	0 .18	0 .66	0 .84	(0.25)	–	(0.25)	11.42
2011		10 .77	0 .28	0 .07	0 .35	(0.29)	–	(0.29)	10.83
2010		9.81	0.30	0.98	1.28	(0.32)	–	(0.32)	10.77
2009		9.30	0.25	0.83	1.08	(0.44)	(0.13)	(0.57)	9.81
R-4 shares
2014	(d)	11.79	0.17	0.17	0.34	(0.22)	–	(0.22)	11.91
2013		11 .44	0 .25	0 .35	0 .60	(0.25)	–	(0.25)	11.79
2012		10 .87	0 .23	0 .62	0 .85	(0.28)	–	(0.28)	11.44
2011		10 .80	0 .30	0 .07	0 .37	(0.30)	–	(0.30)	10.87
2010		9.83	0.31	1.00	1.31	(0.34)	–	(0.34)	10.80
2009		9.33	0.26	0.84	1.10	(0.47)	(0.13)	(0.60)	9.83
R-5 shares
2014	(d)	11.86	0.17	0.18	0.35	(0.23)	–	(0.23)	11.98
2013		11 .52	0 .27	0 .34	0 .61	(0.27)	–	(0.27)	11.86
2012		10 .93	0 .22	0 .66	0 .88	(0.29)	–	(0.29)	11.52
2011		10 .87	0 .32	0 .06	0 .38	(0.32)	–	(0.32)	10.93
2010		9.89	0.35	0.98	1.33	(0.35)	–	(0.35)	10.87
2009		9.38	0.28	0.83	1.11	(0.47)	(0.13)	(0.60)	9.89

See accompanying notes.

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

2.95%(e),(f)		$74,551	0.37%	(g)	0.44%(g)	2.87%	(g)	14 .1%	(g)
5.30	(f)	73,093	0 .37		0 .57	2 .22		14 .6
8.05	(f)	70,563	0 .42		0 .62	1 .91		31 .1
3.45	(f)	64,917	0.44		0.58	2.79		19.8
13 .62	(f)	61,486	0 .51		0 .57	3 .05		46 .9
12 .58	(f)	55,434	0 .62		0 .67	2 .91		35 .9

3.10	(e)	565,292	0.04	(g)	–	3.20	(g)	14 .1	(g)
5.64		543,521	0.04		–	2.57		14.6
8.52		551,533	0.04		–	2.25		31.1
3.88		468,065	0.04		–	3.18		19.8
14 .08		459,110	0.04		–	3.42		46.9
13 .23		365,053	0.10		–	3.32		35.9

2.60	(e)	8,653	0.91	(g)	–	2.45	(g)	14 .1	(g)
4.79		9,473	0.91		–	1.77		14.6
7.55		10,740	0 .92		–	1.51		31.1
3.00		11,393	0 .92		–	2.33		19.8
13 .03		11,735	0 .92		–	2.48		46.9
12 .25		8,850	0.98		–	2.43		35.9

2.74	(e)	9,863	0.78	(g)	–	2.44	(g)	14 .1	(g)
4.93		9,572	0.78		–	1.93		14.6
7.63		11,148	0 .79		–	1.57		31.1
3.20		11,365	0 .79		–	2.53		19.8
13 .15		16,425	0 .79		–	3.00		46.9
12 .47		19,416	0 .85		–	2.62		35.9

2.78	(e)	38,850	0 .60	(g)	–	2.62	(g)	14 .1	(g)
5.04		38,997	0 .60		–	1.95		14.6
7.97		39,193	0 .61		–	1.66		31.1
3.30		32,636	0 .61		–	2.60		19.8
13 .43		31,798	0 .61		–	2.91		46.9
12 .59		26,642	0 .67		–	2.79		35.9

2.90	(e)	20,441	0 .41	(g)	–	2.96	(g)	14 .1	(g)
5.33		22,865	0 .41		–	2.18		14.6
8.01		24,227	0 .42		–	2.08		31.1
3.51		28,249	0 .42		–	2.77		19.8
13 .73		27,722	0 .42		–	3.04		46.9
12 .80		23,304	0 .48		–	2.95		35.9

3.02	(e)	48,012	0 .29	(g)	–	2.91	(g)	14 .1	(g)
5.39		45,658	0 .29		–	2.34		14.6
8.26		43,874	0 .30		–	2.00		31.1
3.54		38,375	0 .30		–	2.99		19.8
13 .86		37,720	0 .30		–	3.40		46.9
12 .89		38,223	0 .36		–	3.09		35.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From Investment Operations	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on		Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments		Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class J shares
2014	(c)	$21 .18	$0 .09	$1 .43	$1 .52	($0.19)	($2.91)	($3.10)	$19 .60
2013		19 .14	0 .29	1 .97	2 .26	(0.22)	–	(0.22)	21.18
2012		17 .05	0 .18	2 .04	2 .22	(0.13)	–	(0.13)	19.14
2011		15 .51	0 .05	1 .63	1 .68	(0.14)	–	(0.14)	17.05
2010		11 .38	0 .21	4 .15	4 .36	(0.23)	–	(0.23)	15.51
2009		11.60	0.25	(0.21)	0.04	(0.26)	–	(0.26)	11.38
Institutional shares
2014	(c)	21.64	0.13	1.46	1.59	(0.22)	(2.91)	(3.13)	20.10
2013		19 .54	0 .39	2 .02	2 .41	(0.31)	–	(0.31)	21.64
2012		17 .41	0 .28	2 .07	2 .35	(0.22)	–	(0.22)	19.54
2011		15 .84	0 .14	1 .65	1 .79	(0.22)	–	(0.22)	17.41
2010		11 .62	0 .30	4 .23	4 .53	(0.31)	–	(0.31)	15.84
2009		11.83	0.31	(0.20)	0.11	(0.32)	–	(0.32)	11.62
R-1 shares
2014	(c)	21.43	0.05	1.45	1.50	(0.14)	(2.91)	(3.05)	19.88
2013		19 .36	0 .21	1 .99	2 .20	(0.13)	–	(0.13)	21.43
2012		17 .25	0 .12	2 .06	2 .18	(0.07)	–	(0.07)	19.36
2011		15.70	(0.01)	1.64	1.63	(0.08)	–	(0.08)	17.25
2010		11 .52	0 .17	4 .20	4 .37	(0.19)	–	(0.19)	15.70
2009		11.74	0.22	(0.20)	0.02	(0.24)	–	(0.24)	11.52
R-2 shares
2014	(c)	20.88	0.06	1.41	1.47	(0.16)	(2.91)	(3.07)	19.28
2013		18 .87	0 .23	1 .94	2 .17	(0.16)	–	(0.16)	20.88
2012		16 .82	0 .14	2 .01	2 .15	(0.10)	–	(0.10)	18.87
2011		15 .31	0 .01	1 .60	1 .61	(0.10)	–	(0.10)	16.82
2010		11 .24	0 .19	4 .09	4 .28	(0.21)	–	(0.21)	15.31
2009		11.46	0.24	(0.20)	0.04	(0.26)	–	(0.26)	11.24
R-3 shares
2014	(c)	21.25	0.08	1.43	1.51	(0.17)	(2.91)	(3.08)	19.68
2013		19 .20	0 .27	1 .98	2 .25	(0.20)	–	(0.20)	21.25
2012		17 .11	0 .17	2 .05	2 .22	(0.13)	–	(0.13)	19.20
2011		15 .57	0 .04	1 .63	1 .67	(0.13)	–	(0.13)	17.11
2010		11 .42	0 .22	4 .17	4 .39	(0.24)	–	(0.24)	15.57
2009		11.64	0.26	(0.21)	0.05	(0.27)	–	(0.27)	11.42
R-4 shares
2014	(c)	21.08	0.10	1.41	1.51	(0.19)	(2.91)	(3.10)	19.49
2013		19 .05	0 .30	1 .97	2 .27	(0.24)	–	(0.24)	21.08
2012		16 .98	0 .21	2 .02	2 .23	(0.16)	–	(0.16)	19.05
2011		15 .45	0 .07	1 .62	1 .69	(0.16)	–	(0.16)	16.98
2010		11 .34	0 .24	4 .13	4 .37	(0.26)	–	(0.26)	15.45
2009		11.56	0.27	(0.20)	0.07	(0.29)	–	(0.29)	11.34
R-5 shares
2014	(c)	21.11	0.11	1.42	1.53	(0.20)	(2.91)	(3.11)	19.53
2013		19 .08	0 .33	1 .96	2 .29	(0.26)	–	(0.26)	21.11
2012		17 .00	0 .23	2 .03	2 .26	(0.18)	–	(0.18)	19.08
2011		15 .48	0 .09	1 .61	1 .70	(0.18)	–	(0.18)	17.00
2010		11 .36	0 .26	4 .14	4 .40	(0.28)	–	(0.28)	15.48
2009		11.57	0.28	(0.19)	0.09	(0.30)	–	(0.30)	11.36

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

9.02%(d),(e)		$154,991	1.29%	(f)	1.36%(f)	0.98%	(f)	19 .3%	(f)
11 .85	(e)	143,710	1.29		1.49	1.41		42.1
13 .06	(e)	143,101	1.36		1.55	0.99		44.6
10 .88	(e)	132,486	1.33		1.47	0.32		29.3
38 .58	(e)	128,423	1.44		1.51	1.52		52.2
0.97	(e)	96,382	1.55		1.60	2.65		57.3

9.21	(d)	941,759	0.90	(f)	–	1.36	(f)	19 .3	(f)
12.38		807,558	0.88		–	1.86		42.1
13.55		897,798	0.86		–	1.52		44.6
11.39		1,252,657	0.85		–	0.81		29.3
39.37		1,303,556	0.85		–	2.14		52.2
1.74		1,137,929	0.85		–	3.22		57.3

8.81	(d)	6,473	1 .72	(f)	–	0.55	(f)	19 .3	(f)
11 .39		6,737	1 .71		–	1.00		42.1
12 .63		7,692	1 .71		–	0.62		44.6
10 .44		6,951	1 .71		–	(0 .05)		29 .3
38 .22		6,794	1 .71		–	1.22		52.2
0.82		4,205	1.72		–	2.30		57.3

8.90	(d)	15,696	1.59	(f)	–	0.68	(f)	19 .3	(f)
11 .54		14,360	1 .58		–	1.12		42.1
12 .76		15,354	1 .58		–	0.76		44.6
10 .56		13,043	1 .58		–	0.08		29.3
38 .36		14,881	1 .58		–	1.38		52.2
0.95		11,684	1.59		–	2.56		57.3

8.98	(d)	51,308	1.41	(f)	–	0.87	(f)	19 .3	(f)
11 .75		47,905	1 .40		–	1.30		42.1
12 .97		48,924	1 .40		–	0.94		44.6
10 .77		39,405	1 .40		–	0.25		29.3
38 .69		39,463	1 .40		–	1.58		52.2
1.12		32,669	1.41		–	2.70		57.3

9.06	(d)	54,248	1.22	(f)	–	1.06	(f)	19 .3	(f)
11 .97		48,216	1 .21		–	1.47		42.1
13 .16		40,509	1 .21		–	1.13		44.6
11 .02		32,332	1 .21		–	0.42		29.3
38 .89		23,587	1 .21		–	1.73		52.2
1.32		14,963	1.22		–	2.85		57.3

9.15	(d)	149,175	1.10	(f)	–	1.13	(f)	19 .3	(f)
12.08		105,831	1.09		–	1.61		42.1
13.33		107,275	1.09		–	1.26		44.6
11 .07		95,630	1 .09		–	0.53		29.3
39 .05		59,168	1 .09		–	1.91		52.2
1.52		52,653	1.10		–	2.90		57.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class J shares
2014	(d)	$15 .21	$0 .20	$0 .47	$0 .67	($0.20)	($0.25)	($0.45)	$15 .43
2013		13 .36	0 .25	1 .87	2 .12	(0.27)	–	(0.27)	15.21
2012		12 .37	0 .25	1 .00	1 .25	(0.26)	–	(0.26)	13.36
2011		12 .16	0 .26	0 .23	0 .49	(0.28)	–	(0.28)	12.37
2010		10 .76	0 .23	1 .43	1 .66	(0.26)	–	(0.26)	12.16
2009		10 .64	0 .24	1 .07	1 .31	(0.28)	(0.91)	(1.19)	10.76
Institutional shares
2014	(d)	15.42	0.21	0.48	0.69	(0.22)	(0.25)	(0.47)	15.64
2013		13 .54	0 .30	1 .89	2 .19	(0.31)	–	(0.31)	15.42
2012		12 .52	0 .27	1 .05	1 .32	(0.30)	–	(0.30)	13.54
2011		12 .31	0 .31	0 .23	0 .54	(0.33)	–	(0.33)	12.52
2010		10 .88	0 .28	1 .46	1 .74	(0.31)	–	(0.31)	12.31
2009		10 .74	0 .30	1 .07	1 .37	(0.32)	(0.91)	(1.23)	10.88
R-1 shares
2014	(d)	15.39	0.16	0.46	0.62	(0.15)	(0.25)	(0.40)	15.61
2013		13 .51	0 .19	1 .88	2 .07	(0.19)	–	(0.19)	15.39
2012		12 .50	0 .20	1 .00	1 .20	(0.19)	–	(0.19)	13.51
2011		12 .29	0 .21	0 .22	0 .43	(0.22)	–	(0.22)	12.50
2010		10 .86	0 .19	1 .45	1 .64	(0.21)	–	(0.21)	12.29
2009		10 .73	0 .21	1 .08	1 .29	(0.25)	(0.91)	(1.16)	10.86
R-2 shares
2014	(d)	15.34	0.17	0.46	0.63	(0.16)	(0.25)	(0.41)	15.56
2013		13 .48	0 .20	1 .87	2 .07	(0.21)	–	(0.21)	15.34
2012		12 .48	0 .20	1 .01	1 .21	(0.21)	–	(0.21)	13.48
2011		12 .27	0 .22	0 .22	0 .44	(0.23)	–	(0.23)	12.48
2010		10 .86	0 .18	1 .47	1 .65	(0.24)	–	(0.24)	12.27
2009		10 .73	0 .21	1 .09	1 .30	(0.26)	(0.91)	(1.17)	10.86
R-3 shares
2014	(d)	15.37	0.18	0.47	0.65	(0.18)	(0.25)	(0.43)	15.59
2013		13 .50	0 .21	1 .89	2 .10	(0.23)	–	(0.23)	15.37
2012		12 .50	0 .22	1 .01	1 .23	(0.23)	–	(0.23)	13.50
2011		12 .29	0 .25	0 .22	0 .47	(0.26)	–	(0.26)	12.50
2010		10 .87	0 .22	1 .45	1 .67	(0.25)	–	(0.25)	12.29
2009		10 .73	0 .26	1 .07	1 .33	(0.28)	(0.91)	(1.19)	10.87
R-4 shares
2014	(d)	15.40	0.20	0.46	0.66	(0.19)	(0.25)	(0.44)	15.62
2013		13 .52	0 .24	1 .90	2 .14	(0.26)	–	(0.26)	15.40
2012		12 .52	0 .23	1 .03	1 .26	(0.26)	–	(0.26)	13.52
2011		12 .31	0 .25	0 .24	0 .49	(0.28)	–	(0.28)	12.52
2010		10 .88	0 .23	1 .47	1 .70	(0.27)	–	(0.27)	12.31
2009		10 .74	0 .25	1 .09	1 .34	(0.29)	(0.91)	(1.20)	10.88
R-5 shares
2014	(d)	15.40	0.19	0.48	0.67	(0.20)	(0.25)	(0.45)	15.62
2013		13 .52	0 .26	1 .89	2 .15	(0.27)	–	(0.27)	15.40
2012		12 .52	0 .25	1 .02	1 .27	(0.27)	–	(0.27)	13.52
2011		12 .31	0 .26	0 .24	0 .50	(0.29)	–	(0.29)	12.52
2010		10 .88	0 .27	1 .45	1 .72	(0.29)	–	(0.29)	12.31
2009		10 .74	0 .26	1 .09	1 .35	(0.30)	(0.91)	(1.21)	10.88

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

4.47%(e),(f)		$918,784	0 .61%	(g)	0.68%(g)	2.58%	(g)	2.9%	(g)
16 .07	(f)	864,184	0.63		0.83	1.78		16.9
10 .24	(f)	675,382	0.68		0.88	1.92		9.6
4.03	(f)	514,475	0.73		0.87	2.11		29.6
15 .59	(f)	396,058	0.85		0.92	1.98		13.2
14 .31	(f)	217,421	0.95		1.13	2.46		5.1

4.56	(e)	777,482	0.32	(g)	– (g)	2.79	(g)	2.9	(g)
16.42		719,100	0.33		0.33	2.11		16.9
10 .71		612,372	0.35		0.35	2.06		9.6
4.36		227,083	0.36		0.36	2.44		29.6
16 .23		122,317	0.38		0.38	2.43		13.2
14 .89		65,662	0 .39		0 .42	2 .99		5 .1

4.11	(e)	4,044	1.19	(g)	–	2.13	(g)	2.9	(g)
15 .45		4,303	1 .20		–	1.29		16 .9
9.67		4,166	1.22		–	1.52		9 .6
3.48		5,207	1.22		–	1.65		29 .6
15 .28		4,716	1.23		–	1.63		13 .2
13 .94		3,442	1.24		–	2.14		5 .1

4.20	(e)	9,593	1.06	(g)	–	2.24	(g)	2.9	(g)
15 .51		9,478	1 .07		–	1.36		16 .9
9.83		9,131	1.09		–	1.50		9 .6
3.62		6,834	1.09		–	1.72		29 .6
15 .40		4,134	1.10		–	1.56		13 .2
14 .07		907	1 .11		–	2.07		5 .1

4.29	(e)	65,999	0 .88	(g)	–	2.35	(g)	2.9	(g)
15 .77		64,428	0 .89		–	1.46		16 .9
9.99		43,574	0 .91		–	1.65		9 .6
3.84		26,556	0 .91		–	1.94		29 .6
15 .55		17,127	0 .92		–	1.94		13 .2
14 .36		10,185	0 .93		–	2.59		5 .1

4.38	(e)	51,839	0 .69	(g)	–	2.58	(g)	2.9	(g)
16 .03		48,779	0 .70		–	1.66		16 .9
10 .16		31,774	0 .72		–	1.77		9 .6
4.01		19,290	0 .72		–	2.00		29 .6
15 .80		8,067	0 .73		–	2.02		13 .2
14 .53		5,895	0.74		–	2.45		5 .1

4.43	(e)	106,257	0.57	(g)	–	2.53	(g)	2.9	(g)
16 .16		86,523	0 .58		–	1.83		16 .9
10 .29		69,681	0 .60		–	1.94		9 .6
4.11		39,852	0 .60		–	2.08		29 .6
15 .97		21,643	0 .61		–	2.31		13 .2
14 .64		13,328	0 .62		–	2.61		5 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

m

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2014	(d)	$11 .92	$0 .16	$0 .29	$0 .45	($0.16)	($0.23)	($0.39)	$11 .98
2013		11 .10	0 .25	0 .89	1 .14	(0.26)	(0.06)	(0.32)	11.92
2012		10 .46	0 .26	0 .69	0 .95	(0.26)	(0.05)	(0.31)	11.10
2011		10 .36	0 .29	0 .10	0 .39	(0.29)	–	(0.29)	10.46
2010		9.39	0.27	0.99	1.26	(0.29)	–	(0.29)	10.36
2009		8.77	0.28	1.01	1.29	(0.30)	(0.37)	(0.67)	9.39
Institutional shares
2014	(d)	11.96	0.18	0.28	0.46	(0.18)	(0.23)	(0.41)	12.01
2013		11 .13	0 .28	0 .90	1 .18	(0.29)	(0.06)	(0.35)	11.96
2012		10 .48	0 .29	0 .71	1 .00	(0.30)	(0.05)	(0.35)	11.13
2011		10 .39	0 .32	0 .10	0 .42	(0.33)	–	(0.33)	10.48
2010		9.41	0.31	1.00	1.31	(0.33)	–	(0.33)	10.39
2009		8.78	0.34	1.00	1.34	(0.34)	(0.37)	(0.71)	9.41
R-1 shares
2014	(d)	11.91	0.15	0.26	0.41	(0.12)	(0.23)	(0.35)	11.97
2013		11 .10	0 .18	0 .88	1 .06	(0.19)	(0.06)	(0.25)	11.91
2012		10 .45	0 .21	0 .70	0 .91	(0.21)	(0.05)	(0.26)	11.10
2011		10 .36	0 .24	0 .09	0 .33	(0.24)	–	(0.24)	10.45
2010		9.39	0.22	1.01	1.23	(0.26)	–	(0.26)	10.36
2009		8.78	0.26	0.99	1.25	(0.27)	(0.37)	(0.64)	9.39
R-2 shares
2014	(d)	11.97	0.14	0.29	0.43	(0.14)	(0.23)	(0.37)	12.03
2013		11 .15	0 .19	0 .90	1 .09	(0.21)	(0.06)	(0.27)	11.97
2012		10 .50	0 .23	0 .69	0 .92	(0.22)	(0.05)	(0.27)	11.15
2011		10 .39	0 .26	0 .09	0 .35	(0.24)	–	(0.24)	10.50
2010		9.42	0.23	1.01	1.24	(0.27)	–	(0.27)	10.39
2009		8.78	0.26	1.02	1.28	(0.27)	(0.37)	(0.64)	9.42
R-3 shares
2014	(d)	11.93	0.15	0.29	0.44	(0.15)	(0.23)	(0.38)	11.99
2013		11 .12	0 .23	0 .87	1 .10	(0.23)	(0.06)	(0.29)	11.93
2012		10 .47	0 .24	0 .70	0 .94	(0.24)	(0.05)	(0.29)	11.12
2011		10 .38	0 .27	0 .10	0 .37	(0.28)	–	(0.28)	10.47
2010		9.40	0.27	0.99	1.26	(0.28)	–	(0.28)	10.38
2009		8.78	0.28	1.01	1.29	(0.30)	(0.37)	(0.67)	9.40
R-4 shares
2014	(d)	11.95	0.17	0.27	0.44	(0.16)	(0.23)	(0.39)	12.00
2013		11 .13	0 .23	0 .90	1 .13	(0.25)	(0.06)	(0.31)	11.95
2012		10 .48	0 .24	0 .72	0 .96	(0.26)	(0.05)	(0.31)	11.13
2011		10 .38	0 .30	0 .09	0 .39	(0.29)	–	(0.29)	10.48
2010		9.40	0.29	0.99	1.28	(0.30)	–	(0.30)	10.38
2009		8.78	0.30	1.00	1.30	(0.31)	(0.37)	(0.68)	9.40
R-5 shares
2014	(d)	11.95	0.17	0.27	0.44	(0.16)	(0.23)	(0.39)	12.00
2013		11 .13	0 .25	0 .89	1 .14	(0.26)	(0.06)	(0.32)	11.95
2012		10 .48	0 .27	0 .70	0 .97	(0.27)	(0.05)	(0.32)	11.13
2011		10 .38	0 .28	0 .13	0 .41	(0.31)	–	(0.31)	10.48
2010		9.41	0.29	0.99	1.28	(0.31)	–	(0.31)	10.38
2009		8.78	0.32	1.00	1.32	(0.32)	(0.37)	(0.69)	9.41

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.87%(e),(f)		$499,425	0 .61%	(g)	0.68%(g)	2.75%	(g)	2.8%	(g)
10 .45	(f)	451,227	0.63		0.84	2.14		13.1
9.31	(f)	340,861	0.69		0.88	2.42		6.8
3.82	(f)	237,106	0.73		0.88	2.72		21.4
13 .60	(f)	175,583	0.84		0.91	2.72		11.4
15 .91	(f)	94,045	0 .95		1 .13	3 .25		9 .2

3.92	(e)	282,433	0.32	(g)	–	3.07	(g)	2.8	(g)
10.83		268,881	0.34		0.34	2.46		13.1
9.74		236,776	0.35		0.35	2.64		6.8
4.08		92,804	0.37		0.37	3.06		21.4
14 .18		60,420	0 .39		0 .39	3 .18		11 .4
16 .57		36,114	0 .39		0 .44	3 .89		9 .2

3.53	(e)	2,926	1.19	(g)	–	2.49	(g)	2.8	(g)
9.75		4,436	1.20		–	1.60		13 .1
8.86		3,753	1.22		–	1.94		6 .8
3.23		3,256	1.22		–	2.24		21 .4
13 .27		2,580	1.23		–	2.25		11 .4
15 .47		983	1 .24		–	2.98		9 .2

3.63	(e)	3,131	1.06	(g)	–	2.32	(g)	2.8	(g)
9.93		3,019	1.07		–	1.64		13 .1
8.92		2,532	1.09		–	2.17		6 .8
3.43		3,083	1.09		–	2.43		21 .4
13 .32		4,251	1.10		–	2.29		11 .4
15 .74		1,167	1.11		–	2.99		9 .2

3.73	(e)	22,293	0 .88	(g)	–	2.50	(g)	2.8	(g)
10 .05		20,157	0 .89		–	2.04		13 .1
9.18		22,210	0 .91		–	2.20		6 .8
3.57		15,468	0 .91		–	2.52		21 .4
13 .63		8,726	0 .92		–	2.69		11 .4
15 .90		5,014	0.93		–	3.18		9 .2

3.73	(e)	15,799	0 .69	(g)	–	2.79	(g)	2.8	(g)
10 .34		17,604	0 .70		–	1.99		13 .1
9.39		11,581	0 .72		–	2.26		6 .8
3.83		4,674	0.72		–	2.81		21 .4
13 .82		4,294	0 .73		–	2.90		11 .4
16 .04		3,438	0.74		–	3.43		9 .2

3.79	(e)	35,945	0 .57	(g)	–	2.80	(g)	2.8	(g)
10 .48		29,141	0 .58		–	2.14		13 .1
9.49		18,477	0 .60		–	2.46		6 .8
3.96		11,243	0 .60		–	2.67		21 .4
13 .86		4,233	0 .61		–	2.98		11 .4
16 .29		1,605	0.62		–	3.68		9 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2014	(d)	$17 .08	$0 .20	$0 .66	$0 .86	($0.24)	($0.15)	($0.39)	$17 .55
2013		14 .36	0 .21	2 .75	2 .96	(0.24)	–	(0.24)	17.08
2012		13 .15	0 .17	1 .25	1 .42	(0.21)	–	(0.21)	14.36
2011		12 .81	0 .18	0 .35	0 .53	(0.19)	–	(0.19)	13.15
2010		11 .12	0 .14	1 .74	1 .88	(0.19)	–	(0.19)	12.81
2009		11 .39	0 .17	0 .94	1 .11	(0.23)	(1.15)	(1.38)	11.12
Institutional shares
2014	(d)	17.27	0.23	0.67	0.90	(0.29)	(0.15)	(0.44)	17.73
2013		14 .52	0 .26	2 .78	3 .04	(0.29)	–	(0.29)	17.27
2012		13 .29	0 .20	1 .28	1 .48	(0.25)	–	(0.25)	14.52
2011		12 .94	0 .23	0 .36	0 .59	(0.24)	–	(0.24)	13.29
2010		11 .22	0 .20	1 .75	1 .95	(0.23)	–	(0.23)	12.94
2009		11 .45	0 .21	0 .98	1 .19	(0.27)	(1.15)	(1.42)	11.22
R-1 shares
2014	(d)	16.99	0.16	0.65	0.81	(0.14)	(0.15)	(0.29)	17.51
2013		14 .29	0 .13	2 .74	2 .87	(0.17)	–	(0.17)	16.99
2012		13 .07	0 .12	1 .23	1 .35	(0.13)	–	(0.13)	14.29
2011		12 .76	0 .12	0 .33	0 .45	(0.14)	–	(0.14)	13.07
2010		11 .09	0 .09	1 .74	1 .83	(0.16)	–	(0.16)	12.76
2009		11 .36	0 .14	0 .95	1 .09	(0.21)	(1.15)	(1.36)	11.09
R-2 shares
2014	(d)	17.01	0.16	0.66	0.82	(0.17)	(0.15)	(0.32)	17.51
2013		14 .29	0 .13	2 .76	2 .89	(0.17)	–	(0.17)	17.01
2012		13 .08	0 .12	1 .24	1 .36	(0.15)	–	(0.15)	14.29
2011		12 .77	0 .13	0 .34	0 .47	(0.16)	–	(0.16)	13.08
2010		11 .09	0 .10	1 .75	1 .85	(0.17)	–	(0.17)	12.77
2009		11 .37	0 .15	0 .95	1 .10	(0.23)	(1.15)	(1.38)	11.09
R-3 shares
2014	(d)	17.05	0.19	0.65	0.84	(0.21)	(0.15)	(0.36)	17.53
2013		14 .35	0 .16	2 .76	2 .92	(0.22)	–	(0.22)	17.05
2012		13 .15	0 .15	1 .24	1 .39	(0.19)	–	(0.19)	14.35
2011		12 .83	0 .18	0 .32	0 .50	(0.18)	–	(0.18)	13.15
2010		11 .15	0 .14	1 .74	1 .88	(0.20)	–	(0.20)	12.83
2009		11 .40	0 .15	0 .98	1 .13	(0.23)	(1.15)	(1.38)	11.15
R-4 shares
2014	(d)	17.20	0.21	0.64	0.85	(0.23)	(0.15)	(0.38)	17.67
2013		14 .46	0 .21	2 .76	2 .97	(0.23)	–	(0.23)	17.20
2012		13 .24	0 .16	1 .27	1 .43	(0.21)	–	(0.21)	14.46
2011		12 .90	0 .17	0 .37	0 .54	(0.20)	–	(0.20)	13.24
2010		11 .19	0 .15	1 .75	1 .90	(0.19)	–	(0.19)	12.90
2009		11 .41	0 .17	0 .99	1 .16	(0.23)	(1.15)	(1.38)	11.19
R-5 shares
2014	(d)	17.16	0.20	0.66	0.86	(0.25)	(0.15)	(0.40)	17.62
2013		14 .43	0 .22	2 .77	2 .99	(0.26)	–	(0.26)	17.16
2012		13 .21	0 .18	1 .26	1 .44	(0.22)	–	(0.22)	14.43
2011		12 .87	0 .16	0 .39	0 .55	(0.21)	–	(0.21)	13.21
2010		11 .17	0 .18	1 .74	1 .92	(0.22)	–	(0.22)	12.87
2009		11 .42	0 .19	0 .97	1 .16	(0.26)	(1.15)	(1.41)	11.17

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

5.08%(e),(f)		$465,969	0 .62%	(g)	0.69%(g)	2.34%	(g)	3.2%	(g)
20 .95	(f)	422,288	0.65		0.85	1.33		20.2
10 .94	(f)	313,149	0.70		0.90	1.26		13.1
4.10	(f)	234,693	0.74		0.88	1.33		31.9
17 .07	(f)	181,273	0.85		0.92	1.16		15.4
12 .01	(f)	108,969	0.95		1.12	1.65		4.2

5.24	(e)	511,740	0.32	(g)	–	2.67	(g)	3.2	(g)
21.30		487,967	0.33		0.33	1.67		20.2
11 .37		401,459	0.34		0.34	1.40		13.1
4.51		146,347	0.35		0.35	1.68		31.9
17 .60		94,846	0 .38		0 .38	1 .63		15 .4
12 .76		54,041	0 .39		0 .42	2 .10		4 .2

4.79	(e)	4,289	1.19	(g)	–	1.88	(g)	3.2	(g)
20 .30		4,190	1 .20		–	0.83		20 .2
10 .40		3,657	1.21		–	0.86		13 .1
3.52		3,541	1.22		–	0.92		31 .9
16 .63		3,766	1.23		–	0.75		15 .4
11 .80		2,213	1.24		–	1.44		4 .2

4.84	(e)	8,211	1.06	(g)	–	1.91	(g)	3.2	(g)
20 .45		8,384	1 .07		–	0.82		20 .2
10 .54		5,916	1.08		–	0.90		13 .1
3.67		5,411	1.09		–	0.99		31 .9
16 .80		5,194	1.10		–	0.82		15 .4
11 .95		2,476	1.11		–	1.54		4 .2

4.95	(e)	27,808	0 .88	(g)	–	2.21	(g)	3.2	(g)
20 .60		26,667	0 .89		–	1.01		20 .2
10 .76		17,863	0 .90		–	1.06		13 .1
3.86		12,199	0 .91		–	1.36		31 .9
16 .98		10,094	0 .92		–	1.14		15 .4
12 .11		7,308	0.93		–	1.43		4 .2

5.02	(e)	22,163	0 .69	(g)	–	2.46	(g)	3.2	(g)
20 .87		21,406	0 .70		–	1.31		20 .2
10 .96		15,442	0 .71		–	1.15		13 .1
4.14		10,662	0 .72		–	1.29		31 .9
17 .16		7,704	0 .73		–	1.23		15 .4
12 .40		6,393	0.74		–	1.66		4 .2

5.06	(e)	82,305	0 .57	(g)	–	2.30	(g)	3.2	(g)
21 .04		67,284	0 .58		–	1.37		20 .2
11 .10		47,638	0 .59		–	1.32		13 .1
4.23		31,447	0 .60		–	1.18		31 .9
17 .35		12,668	0 .61		–	1.47		15 .4
12 .53		8,327	0.62		–	1.84		4 .2

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2014	(d)	$12 .29	$0 .19	$0 .24	$0 .43	($0.18)	($0.19)	($0.37)	$12 .35
2013		11 .91	0 .32	0 .51	0 .83	(0.34)	(0.11)	(0.45)	12.29
2012		11 .25	0 .35	0 .68	1 .03	(0.35)	(0.02)	(0.37)	11.91
2011		11 .24	0 .38	0 .02	0 .40	(0.39)	–	(0.39)	11.25
2010		10 .39	0 .35	0 .90	1 .25	(0.40)	–	(0.40)	11.24
2009		9.46	0.38	1.19	1.57	(0.40)	(0.24)	(0.64)	10.39
Institutional shares
2014	(d)	12.34	0.21	0.25	0.46	(0.20)	(0.19)	(0.39)	12.41
2013		11 .96	0 .37	0 .50	0 .87	(0.38)	(0.11)	(0.49)	12.34
2012		11 .29	0 .39	0 .69	1 .08	(0.39)	(0.02)	(0.41)	11.96
2011		11 .28	0 .42	0 .02	0 .44	(0.43)	–	(0.43)	11.29
2010		10 .42	0 .41	0 .91	1 .32	(0.46)	–	(0.46)	11.28
2009		9.48	0.44	1.18	1.62	(0.44)	(0.24)	(0.68)	10.42
R-1 shares
2014	(d)	12.30	0.15	0.26	0.41	(0.15)	(0.19)	(0.34)	12.37
2013		11 .92	0 .26	0 .50	0 .76	(0.27)	(0.11)	(0.38)	12.30
2012		11 .25	0 .30	0 .68	0 .98	(0.29)	(0.02)	(0.31)	11.92
2011		11 .25	0 .33	0 .01	0 .34	(0.34)	–	(0.34)	11.25
2010		10 .39	0 .32	0 .91	1 .23	(0.37)	–	(0.37)	11.25
2009		9.47	0.36	1.17	1.53	(0.37)	(0.24)	(0.61)	10.39
R-2 shares
2014	(d)	12.32	0.16	0.25	0.41	(0.15)	(0.19)	(0.34)	12.39
2013		11 .94	0 .28	0 .50	0 .78	(0.29)	(0.11)	(0.40)	12.32
2012		11 .27	0 .31	0 .68	0 .99	(0.30)	(0.02)	(0.32)	11.94
2011		11.27	0.35	–	0.35	(0.35)	–	(0.35)	11.27
2010		10 .41	0 .33	0 .91	1 .24	(0.38)	–	(0.38)	11.27
2009		9.48	0.37	1.17	1.54	(0.37)	(0.24)	(0.61)	10.41
R-3 shares
2014	(d)	12.32	0.17	0.26	0.43	(0.17)	(0.19)	(0.36)	12.39
2013		11 .94	0 .30	0 .50	0 .80	(0.31)	(0.11)	(0.42)	12.32
2012		11 .27	0 .33	0 .68	1 .01	(0.32)	(0.02)	(0.34)	11.94
2011		11.27	0.37	–	0.37	(0.37)	–	(0.37)	11.27
2010		10 .41	0 .36	0 .90	1 .26	(0.40)	–	(0.40)	11.27
2009		9.47	0.38	1.19	1.57	(0.39)	(0.24)	(0.63)	10.41
R-4 shares
2014	(d)	12.32	0.18	0.26	0.44	(0.18)	(0.19)	(0.37)	12.39
2013		11 .95	0 .31	0 .50	0 .81	(0.33)	(0.11)	(0.44)	12.32
2012		11 .28	0 .35	0 .69	1 .04	(0.35)	(0.02)	(0.37)	11.95
2011		11 .27	0 .38	0 .02	0 .40	(0.39)	–	(0.39)	11.28
2010		10 .41	0 .37	0 .91	1 .28	(0.42)	–	(0.42)	11.27
2009		9.47	0.40	1.19	1.59	(0.41)	(0.24)	(0.65)	10.41
R-5 shares
2014	(d)	12.32	0.19	0.26	0.45	(0.19)	(0.19)	(0.38)	12.39
2013		11 .94	0 .33	0 .51	0 .84	(0.35)	(0.11)	(0.46)	12.32
2012		11 .28	0 .36	0 .68	1 .04	(0.36)	(0.02)	(0.38)	11.94
2011		11 .27	0 .39	0 .03	0 .42	(0.41)	–	(0.41)	11.28
2010		10 .41	0 .40	0 .89	1 .29	(0.43)	–	(0.43)	11.27
2009		9.47	0.41	1.19	1.60	(0.42)	(0.24)	(0.66)	10.41

See accompanying notes.

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

3.59%(e),(f)		$653,631	0 .61%	(g)	0.68%(g)	3.07%	(g)	3.0%	(g)
7.16	(f)	589,349	0.64		0.84	2.69		10.5
9.27	(f)	423,411	0.69		0.89	3.05		5.5
3.61	(f)	272,865	0.75		0.89	3.37		19.6
12 .29	(f)	151,199	0.90		0.98	3.25		9.5
17 .52	(f)	52,672	0 .95		1 .23	3 .91		11 .4

3.80	(e)	177,095	0.33	(g)	–	3.37	(g)	3.0	(g)
7.45		174,501	0.34		0.34	3.05		10.5
9.68		168,309	0.36		0.36	3.30		5.5
3.96		58,782	0.39		0.39	3.71		19.6
12 .91		37,271	0 .40		0 .43	3 .79		9 .5
18 .12		18,965	0 .39		0 .58	4 .50		11 .4

3.36	(e)	788	1.19	(g)	–	2.52	(g)	3.0	(g)
6.56		1,044	1.20		–	2.16		10 .5
8.78		820	1.21		–	2.58		5 .5
3.02		801	1.22		–	2.95		19 .6
12 .01		908	1 .23		–	2.97		9 .5
17 .06		377	1 .24		–	3.70		11 .4

3.42	(e)	1,370	1.06	(g)	–	2.63	(g)	3.0	(g)
6.68		1,682	1.07		–	2.31		10 .5
8.90		1,767	1.08		–	2.67		5 .5
3.16		1,312	1.09		–	3.04		19 .6
12 .15		955	1 .10		–	3.05		9 .5
17 .19		332	1 .11		–	3.83		11 .4

3.52	(e)	11,060	0 .88	(g)	–	2.87	(g)	3.0	(g)
6.87		10,544	0 .89		–	2.47		10 .5
9.11		8,821	0.90		–	2.85		5 .5
3.35		6,181	0.91		–	3.30		19 .6
12 .34		5,283	0 .92		–	3.31		9 .5
17 .56		2,547	0.93		–	3.88		11 .4

3.61	(e)	10,986	0 .69	(g)	–	3.02	(g)	3.0	(g)
6.99		12,416	0 .70		–	2.55		10 .5
9.31		6,962	0.71		–	3.01		5 .5
3.62		4,365	0.72		–	3.37		19 .6
12 .54		2,535	0 .73		–	3.40		9 .5
17 .74		1,065	0.74		–	4.15		11 .4

3.68	(e)	19,482	0 .57	(g)	–	3.09	(g)	3.0	(g)
7.20		17,297	0 .58		–	2.77		10 .5
9.35		12,966	0 .59		–	3.08		5 .5
3.74		4,862	0.60		–	3.47		19 .6
12 .69		3,039	0 .61		–	3.68		9 .5
17 .87		1,683	0.62		–	4.21		11 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2014	(d)	$19 .44	$0 .22	$0 .81	$1 .03	($0.23)	($0.14)	($0.37)	$20 .10
2013		15 .75	0 .19	3 .71	3 .90	(0.21)	–	(0.21)	19.44
2012		14 .28	0 .12	1 .48	1 .60	(0.13)	–	(0.13)	15.75
2011		13 .85	0 .10	0 .46	0 .56	(0.13)	–	(0.13)	14.28
2010		11 .88	0 .10	2 .02	2 .12	(0.15)	–	(0.15)	13.85
2009		12 .05	0 .14	0 .94	1 .08	(0.09)	(1.16)	(1.25)	11.88
Institutional shares
2014	(d)	19.61	0.26	0.82	1.08	(0.29)	(0.14)	(0.43)	20.26
2013		15 .89	0 .25	3 .73	3 .98	(0.26)	–	(0.26)	19.61
2012		14 .40	0 .14	1 .53	1 .67	(0.18)	–	(0.18)	15.89
2011		13 .97	0 .15	0 .47	0 .62	(0.19)	–	(0.19)	14.40
2010		11 .97	0 .16	2 .04	2 .20	(0.20)	–	(0.20)	13.97
2009		12 .12	0 .18	0 .97	1 .15	(0.14)	(1.16)	(1.30)	11.97
R-1 shares
2014	(d)	19.30	0.17	0.80	0.97	(0.13)	(0.14)	(0.27)	20.00
2013		15 .65	0 .09	3 .69	3 .78	(0.13)	–	(0.13)	19.30
2012		14 .18	0 .06	1 .46	1 .52	(0.05)	–	(0.05)	15.65
2011		13 .78	0 .05	0 .43	0 .48	(0.08)	–	(0.08)	14.18
2010		11 .84	0 .05	2 .02	2 .07	(0.13)	–	(0.13)	13.78
2009		12 .02	0 .10	0 .95	1 .05	(0.07)	(1.16)	(1.23)	11.84
R-2 shares
2014	(d)	19.36	0.18	0.80	0.98	(0.16)	(0.14)	(0.30)	20.04
2013		15 .68	0 .09	3 .72	3 .81	(0.13)	–	(0.13)	19.36
2012		14 .22	0 .05	1 .49	1 .54	(0.08)	–	(0.08)	15.68
2011		13 .83	0 .04	0 .47	0 .51	(0.12)	–	(0.12)	14.22
2010		11 .88	0 .05	2 .04	2 .09	(0.14)	–	(0.14)	13.83
2009		12 .03	0 .13	0 .94	1 .07	(0.06)	(1.16)	(1.22)	11.88
R-3 shares
2014	(d)	19.39	0.22	0.78	1.00	(0.19)	(0.14)	(0.33)	20.06
2013		15 .72	0 .14	3 .71	3 .85	(0.18)	–	(0.18)	19.39
2012		14 .25	0 .08	1 .49	1 .57	(0.10)	–	(0.10)	15.72
2011		13 .85	0 .07	0 .46	0 .53	(0.13)	–	(0.13)	14.25
2010		11 .89	0 .09	2 .03	2 .12	(0.16)	–	(0.16)	13.85
2009		12 .06	0 .12	0 .96	1 .08	(0.09)	(1.16)	(1.25)	11.89
R-4 shares
2014	(d)	19.50	0.22	0.81	1.03	(0.22)	(0.14)	(0.36)	20.17
2013		15 .81	0 .11	3 .79	3 .90	(0.21)	–	(0.21)	19.50
2012		14 .34	0 .11	1 .50	1 .61	(0.14)	–	(0.14)	15.81
2011		13 .92	0 .09	0 .47	0 .56	(0.14)	–	(0.14)	14.34
2010		11 .92	0 .11	2 .04	2 .15	(0.15)	–	(0.15)	13.92
2009		12 .07	0 .14	0 .97	1 .11	(0.10)	(1.16)	(1.26)	11.92
R-5 shares
2014	(d)	19.46	0.22	0.83	1.05	(0.25)	(0.14)	(0.39)	20.12
2013		15 .78	0 .21	3 .70	3 .91	(0.23)	–	(0.23)	19.46
2012		14 .30	0 .12	1 .50	1 .62	(0.14)	–	(0.14)	15.78
2011		13 .89	0 .07	0 .50	0 .57	(0.16)	–	(0.16)	14.30
2010		11 .92	0 .14	2 .02	2 .16	(0.19)	–	(0.19)	13.89
2009		12 .09	0 .17	0 .95	1 .12	(0.13)	(1.16)	(1.29)	11.92

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

						Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross	Investment Income
		Period (in	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		thousands)	Assets(b)		Net Assets(b),(c)	Assets		Turnover Rate

5.35%(e),(f)		$268,488	0 .64	(g)	0.71%(g)	2.26%	(g)	5.0%	(g)
25 .04	(f)	253,180	0.66		0.86	1.07		26.5
11 .28	(f)	185,076	0.73		0.92	0.77		13.6
4.03	(f)	152,460	0.76		0.90	0.70		37.7
17 .98	(f)	124,141	0.88		0.95	0.76		15.6
10 .90	(f)	82,014	0 .95		1 .12	1 .33		3 .7

5.55	(e)	271,190	0.32	(g)	–	2.62	(g)	5.0	(g)
25.43		255,114	0.33		0.33	1.41		26.5
11 .74		199,595	0.36		0.36	0.88		13.6
4.40		72,005	0.37		0.37	1.05		37.7
18 .53		46,704	0 .40		0 .40	1 .23		15 .6
11 .51		27,844	0 .39		0 .48	1 .66		3 .7

5.07	(e)	4,028	1.19	(g)	–	1.74	(g)	5.0	(g)
24 .35		4,215	1 .20		–	0.52		26 .5
10 .74		2,904	1.22		–	0.41		13 .6
3.49		3,184	1.22		–	0.34		37 .7
17 .54		3,515	1.23		–	0.41		15 .6
10 .59		2,477	1.24		–	0.91		3 .7

5.13	(e)	4,926	1.06	(g)	–	1.80	(g)	5.0	(g)
24 .51		4,290	1 .07		–	0.54		26 .5
10 .88		2,597	1.09		–	0.31		13 .6
3.66		2,097	1.09		–	0.25		37 .7
17 .74		1,449	1.10		–	0.42		15 .6
10 .75		508	1 .11		–	1.21		3 .7

5.22	(e)	18,021	0 .88	(g)	–	2.20	(g)	5.0	(g)
24 .77		19,357	0 .89		–	0.79		26 .5
11 .13		13,780	0 .91		–	0.56		13 .6
3.81		9,964	0.91		–	0.48		37 .7
17 .91		6,761	0 .92		–	0.72		15 .6
10 .89		4,093	0.93		–	1.15		3 .7

5.35	(e)	17,401	0 .69	(g)	–	2.19	(g)	5.0	(g)
24 .94		15,061	0 .70		–	0.63		26 .5
11 .33		6,644	0.72		–	0.70		13 .6
4.04		4,660	0.72		–	0.63		37 .7
18 .17		2,638	0 .73		–	0.85		15 .6
11 .12		2,638	0.74		–	1.33		3 .7

5.44	(e)	32,836	0 .57	(g)	–	2.24	(g)	5.0	(g)
25 .09		27,490	0 .58		–	1.17		26 .5
11 .48		18,765	0 .60		–	0.81		13 .6
4.10		12,656	0 .60		–	0.51		37 .7
18 .27		4,517	0 .61		–	1.11		15 .6
11 .27		1,324	0.62		–	1.60		3 .7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2014.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class J shares
2014	(c)	$12 .26	$0 .08	$–	$0 .08	($0 .08)	($0 .01)	($0 .09)	$12 .25
2013		12.28	0.15	(0.03)	0.12	(0.14)	–	(0.14)	12.26
2012		11.96	0.20	0.31	0.51	(0.19)	–	(0.19)	12.28
2011		12.17	0.24	(0.19)	0.05	(0.26)	–	( 0 .26)	11 .96
2010	(g)	12.00	0.08	0.16	0.24	(0.07)	–	(0.07)	12.17
Institutional shares
2014	(c)	12.26	0.10	0.01	0.11	(0.11)	(0.01)	(0.12)	12.25
2013		12.28	0.20	(0.03)	0.17	(0.19)	–	(0.19)	12.26
2012		11 .96	0 .25	0 .32	0 .57	( 0 .25)	–	( 0 .25)	12 .28
2011		12.16	0.31	(0.18)	0.13	(0.33)	–	(0.33)	11.96
2010		11.84	0.36	0.32	0.68	(0.36)	–	(0.36)	12.16
2009		11.17	0.46	0.67	1.13	(0.46)	–	(0.46)	11.84
R-1 shares
2014	(c)	12.26	0.05	0.01	0.06	(0.06)	(0.01)	(0.07)	12.25
2013		12.28	0.10	(0.03)	0.07	(0.09)	–	(0.09)	12.26
2012		11.96	0.15	0.32	0.47	(0.15)	–	(0.15)	12.28
2011		12.17	0.21	(0.19)	0.02	(0.23)	–	(0.23)	11.96
2010	(g)	12.00	0.07	0.17	0.24	(0.07)	–	(0.07)	12.17
R-2 shares
2014	(c)	12.26	0.06	–	0.06	(0.06)	(0.01)	(0.07)	12.25
2013		12.28	0.12	(0.03)	0.09	(0.11)	–	(0.11)	12.26
2012		11.96	0.16	0.32	0.48	(0.16)	–	(0.16)	12.28
2011		12.17	0.22	(0.19)	0.03	(0.24)	–	(0.24)	11.96
2010	(g)	12.00	0.07	0.17	0.24	(0.07)	–	(0.07)	12.17
R-3 shares
2014	(c)	12.27	0.07	–	0.07	(0.07)	(0.01)	(0.08)	12.26
2013		12.28	0.14	(0.02)	0.12	(0.13)	–	(0.13)	12.27
2012		11.96	0.19	0.31	0.50	(0.18)	–	(0.18)	12.28
2011		12.17	0.25	(0.20)	0.05	(0.26)	–	(0.26)	11.96
2010	(g)	12.00	0.08	0.17	0.25	(0.08)	–	( 0 .08)	12 .17
R-4 shares
2014	(c)	12.27	0.08	–	0.08	(0.09)	(0.01)	(0.10)	12.25
2013		12.28	0.16	(0.02)	0.14	(0.15)	–	(0.15)	12.27
2012		11.97	0.21	0.31	0.52	(0.21)	–	(0.21)	12.28
2011		12.17	0.27	(0.18)	0.09	(0.29)	–	( 0 .29)	11 .97
2010	(g)	12.00	0.09	0.16	0.25	(0.08)	–	(0.08)	12.17
R-5 shares
2014	(c)	12.27	0.09	–	0.09	(0.09)	(0.01)	(0.10)	12.26
2013		12.28	0.18	(0.02)	0.16	(0.17)	–	(0.17)	12.27
2012		11 .96	0 .23	0 .31	0 .54	( 0 .22)	–	( 0 .22)	12 .28
2011		12.17	0.28	(0.19)	0.09	(0.30)	–	(0.30)	11.96
2010	(g)	12.00	0.09	0.17	0.26	(0.09)	–	(0.09)	12.17

See accompanying notes.

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

0.67%(d),(e)		$119,618	0.82%	(f)	0.89%	(f)	1.29%	(f)	43.9%	(f)
1.00	(e)	124,761	0.87		1.07		1.25		50.1
4.29	(e)	107,444	0.94		1.13		1.63		47.9
0 .43	(e)	73,750	1 .01		1 .15		2 .01		43 .6
2.04 (d)	,(e)	52,874	1.07	(f)	1.26	(f)	2.11	(f)	54.7 (f)	,(h)

0.85	(d)	1,540,341	0.44	(f)	–		1.66	(f)	43.9	(f)
1.43		1,134,768	0.45		0.45		1.67		50.1
4.79		897,254	0.46		0.46		2.10		47.9
1.05		626,736	0.47		0.47		2.55		43.6
5.82		473,931	0.50		0.50		3.04		54.7	(h)
10.35		291,633	0.53		0.53		4.01		40.8

0.43	(d)	1,440	1.30 (f)	,(i)	–		0.81	(f)	43.9	(f)
0.57		1,851	1.30	(i)	–		0.82		50.1
3.92		2,247	1.30	(i)	–		1.22		47.9
0.14		1,076	1.30	(i)	–		1.73		43.6
1.97	(d)	788	1.30 (f)	,(i)	–		1.88	(f)	54.7 (f)	,(h)

0.49	(d)	1,764	1.18 (f)	,(i)	–		0.93	(f)	43.9	(f)
0.70		1,640	1.18	(i)	–		0.94		50.1
4.04		1,194	1.18	(i)	–		1.30		47.9
0.26		243	1.18	(i)	–		1.80		43.6
2.01	(d)	229	1.18 (f)	,(i)	–		2.00	(f)	54.7 (f)	,(h)

0.58	(d)	10,760	0.99 (f)	,(i)	–		1.12	(f)	43.9	(f)
0.96		10,748	0.99	(i)	–		1.13		50.1
4.24		10,336	0.99	(i)	–		1.56		47.9
0.45		2,997	0.99	(i)	–		2.04		43.6
2.06	(d)	3,302	0.99 (f)	,(i)	–		2.19	(f)	54.7 (f)	,(h)

0.60	(d)	3,772	0.79 (f)	,(i)	–		1.31	(f)	43.9	(f)
1.17		4,377	0.79	(i)	–		1.33		50.1
4.36		3,106	0.79	(i)	–		1.72		47.9
0.73		1,063	0.79	(i)	–		2.22		43.6
2.13	(d)	505	0.79 (f)	,(i)	–		2.40	(f)	54.7 (f)	,(h)

0.73	(d)	6,263	0.68 (f)	,(i)	–		1.43	(f)	43.9	(f)
1.28		4,735	0.68	(i)	–		1.44		50.1
4.56		3,373	0.68	(i)	–		1.89		47.9
0.77		2,377	0.68	(i)	–		2.33		43.6
2.16	(d)	1,540	0.68 (f)	,(i)	–		2.51	(f)	54.7 (f)	,(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(h)	Portfolio turnover rate excludes approximately $13,017,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Fund.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP BLEND FUND
Class J shares
2014	(c)	$20 .88	$–	$1 .41	$1 .41	$–	($1.56)	($1.56)	$20 .73
2013		14 .97	0 .06	6 .01	6 .07	(0.07)	(0.09)	(0.16)	20.88
2012		13 .28	0 .02	1 .67	1 .69	–	–	–	14.97
2011		12.52	(0.05)	0.81	0.76	–	–	–	13.28
2010		10.07	(0.02)	2.47	2.45	–	–	–	12.52
2009		9.97	0.03	0.11	0.14	(0.04)	–	(0.04)	10.07
Institutional shares
2014	(c)	22.51	0.04	1.53	1.57	(0.05)	(1.56)	(1.61)	22.47
2013		16 .14	0 .13	6 .47	6 .60	(0.14)	(0.09)	(0.23)	22.51
2012		14 .24	0 .09	1 .81	1 .90	–	–	–	16.14
2011		13 .37	0 .01	0 .86	0 .87	–	–	–	14.24
2010		10 .74	0 .05	2 .63	2 .68	(0.05)	–	(0.05)	13.37
2009		10 .62	0 .08	0 .11	0 .19	(0.07)	–	(0.07)	10.74
R-1 shares
2014	(c)	21.12	(0.06)	1.44	1.38	–	(1.56)	(1.56)	20.94
2013		15.16	(0.02)	6.08	6.06	(0.01)	(0.09)	(0.10)	21.12
2012		13.50	(0.01)	1.67	1.66	–	–	–	15.16
2011		12.78	(0.10)	0.82	0.72	–	–	–	13.50
2010		10.31	(0.05)	2.52	2.47	–	–	–	12.78
2009		10.20	–	0.11	0.11	–	–	–	10.31
R-2 shares
2014	(c)	21.22	(0.04)	1.45	1.41	–	(1.56)	(1.56)	21.07
2013		15.21	–	6.11	6.11	(0.01)	(0.09)	(0.10)	21.22
2012		13.52	(0.01)	1.70	1.69	–	–	–	15.21
2011		12.78	(0.09)	0.83	0.74	–	–	–	13.52
2010		10.30	(0.04)	2.52	2.48	–	–	–	12.78
2009		10 .18	0 .01	0 .11	0 .12	–	–	–	10.30
R-3 shares
2014	(c)	21.65	(0.02)	1.47	1.45	–	(1.56)	(1.56)	21.54
2013		15 .54	0 .03	6 .23	6 .26	(0.06)	(0.09)	(0.15)	21.65
2012		13 .79	0 .03	1 .72	1 .75	–	–	–	15.54
2011		13.01	(0.06)	0.84	0.78	–	–	–	13.79
2010		10.47	(0.02)	2.56	2.54	–	–	–	13.01
2009		10 .32	0 .03	0 .12	0 .15	–	–	–	10.47
R-4 shares
2014	(c)	22.14	–	1.50	1.50	–	(1.56)	(1.56)	22.08
2013		15 .87	0 .07	6 .37	6 .44	(0.08)	(0.09)	(0.17)	22.14
2012		14 .06	0 .04	1 .77	1 .81	–	–	–	15.87
2011		13.24	(0.04)	0.86	0.82	–	–	–	14.06
2010		10 .65	0 .01	2 .60	2 .61	(0.02)	–	(0.02)	13.24
2009		10 .51	0 .05	0 .12	0 .17	(0.03)	–	(0.03)	10.65
R-5 shares
2014	(c)	22.42	0.01	1.53	1.54	(0.01)	(1.56)	(1.57)	22.39
2013		16 .08	0 .09	6 .44	6 .53	(0.10)	(0.09)	(0.19)	22.42
2012		14 .22	0 .07	1 .79	1 .86	–	–	–	16.08
2011		13.38	(0.02)	0.86	0.84	–	–	–	14.22
2010		10 .76	0 .02	2 .63	2 .65	(0.03)	–	(0.03)	13.38
2009		10 .61	0 .06	0 .12	0 .18	(0.03)	–	(0.03)	10.76

See accompanying notes.

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net	Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets	Turnover Rate

6.89%(d),(e)		$208,369	1.15%	(f)	1.22%	(f)	(0.05)% (f)	75 .8%	(f)
40 .88	(e)	200,359	1.18		1.38		0.32	95.2
12 .73	(e)	148,772	1.28		1.48		0.17	90.2
6.07	(e)	84,060	1.25		1.39		(0.35)	76 .1
24 .33	(e)	86,986	1.35		1.42		(0.16)	65 .2
1.43	(e)	75,770	1.32		1.35		0.32	89.5

7.11	(d)	69,128	0.79	(f)	0.79	(f)	0.32 (f)	75 .8	(f)
41 .38		65,062	0 .80		0 .80		0 .70	95 .2
13 .34		45,620	0 .79		0 .79		0 .61	90 .2
6.51		38,016	0.80		0.80		0.09	76.1
25 .03		35,729	0 .80		0 .83		0 .39	65 .2
1.92		28,365	0.79		0.85		0.84	89.5

6.65	(d)	2,318	1 .64	(f)	–		(0.54) (f)	75 .8	(f)
40 .21		2,401	1 .64		–		(0.11)	95 .2
12 .30		2,001	1 .64		–		(0.10)	90 .2
5.63		151	1.65		–		(0.74)	76 .1
23 .96		232	1 .65		–		(0.46)	65 .2
1.08		203	1.65		–		(0.02)	89 .5

6.77	(d)	3,034	1 .51	(f)	–		(0.41) (f)	75 .8	(f)
40 .35		3,018	1 .51		–		0.01	95.2
12 .50		2,852	1 .51		–		(0.05)	90 .2
5.79		1,169	1.52		–		(0.62)	76 .1
24 .08		1,195	1 .52		–		(0.33)	65 .2
1.18		1,091	1.52		–		0.12	89.5

6.82	(d)	6,673	1 .33	(f)	–		(0.22) (f)	75 .8	(f)
40 .62		6,143	1 .33		–		0.18	95.2
12 .69		4,907	1 .33		–		0.22	90.2
6.00		629	1.34		–		(0.44)	76 .1
24 .26		889	1 .34		–		(0.15)	65 .2
1.45		700	1.34		–		0.30	89.5

6.90	(d)	4,030	1 .14	(f)	–		(0.04) (f)	75 .8	(f)
40 .93		4,200	1 .14		–		0.37	95.2
12 .87		2,944	1 .14		–		0.26	90.2
6.19		2,011	1.15		–		(0.25)	76 .1
24 .52		2,139	1 .15		–		0.04	65.2
1.63		1,914	1.15		–		0.50	89.5

6.98	(d)	12,812	1.02	(f)	–		0.09 (f)	75 .8	(f)
41 .04		11,690	1 .02		–		0.49	95.2
13 .08		8,943	1 .02		–		0.45	90.2
6.28		3,418	1.03		–		(0.13)	76 .1
24 .72		3,314	1 .03		–		0.16	65.2
1.76		2,856	1.03		–		0.60	89.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
				PRINCIPAL FUNDS, INC.
				(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period	Total Return
SMALLCAP GROWTH FUND I
Class J shares
2014	(c)	$12 .63	($0.07)	$0 .12	$0 .05	($1.54)	($1.54)	$11 .14	(0.03)%(d),(e)
2013		9.94	(0.13)	3.54	3.41	(0.72)	(0.72)	12.63	36.73	(e)
2012		9.56	(0.12)	1.08	0.96	(0.58)	(0.58)	9.94	11.07	(e)
2011		8.50	(0.13)	1.19	1.06	–	–	9.56	12.47	(e)
2010		6.27	(0.12)	2.35	2.23	–	–	8.50	35.57	(e)
2009		5.52	(0.10)	0.85	0.75	–	–	6.27	13.59	(e)
Institutional shares
2014	(c)	14.80	(0.05)	0.13	0.08	(1.54)	(1.54)	13.34	0.19	(d)
2013		11.47	(0.09)	4.14	4.05	(0.72)	(0.72)	14.80	37.45
2012		10.89	(0.07)	1.23	1.16	(0.58)	(0.58)	11.47	11.58
2011		9.62	(0.08)	1.35	1.27	–	–	10.89	13.20
2010		7.03	(0.06)	2.65	2.59	–	–	9.62	36.85
2009		6.16	(0.04)	0.91	0.87	–	–	7.03	14.12
R-1 shares
2014	(c)	13.52	(0.10)	0.13	0.03	(1.54)	(1.54)	12.01	(0.19	) (d)
2013		10.63	(0.18)	3.79	3.61	(0.72)	(0.72)	13.52	36.19
2012		10.22	(0.16)	1.15	0.99	(0.58)	(0.58)	10.63	10.63
2011		9.11	(0.17)	1.28	1.11	–	–	10.22	12.18
2010		6.72	(0.13)	2.52	2.39	–	–	9.11	35.57
2009		5.92	(0.10)	0.90	0.80	–	–	6.72	13.51
R-2 shares
2014	(c)	13.25	(0.09)	0.12	0.03	(1.54)	(1.54)	11.74	(0.19	) (d)
2013		10.42	(0.16)	3.71	3.55	(0.72)	(0.72)	13.25	36.36
2012		10.01	(0.14)	1.13	0.99	(0.58)	(0.58)	10.42	10.86
2011		8.91	(0.15)	1.25	1.10	–	–	10.01	12.35
2010		6.56	(0.11)	2.46	2.35	–	–	8.91	35.82
2009		5.78	(0.08)	0.86	0.78	–	–	6.56	13.49
R-3 shares
2014	(c)	13.64	(0.08)	0.12	0.04	(1.54)	(1.54)	12.14	(0.10	) (d)
2013		10.68	(0.15)	3.83	3.68	(0.72)	(0.72)	13.64	36.70
2012		10.24	(0.13)	1.15	1.02	(0.58)	(0.58)	10.68	10.91
2011		9.09	(0.14)	1.29	1.15	–	–	10.24	12.65
2010		6.69	(0.10)	2.50	2.40	–	–	9.09	35.87
2009		5.88	(0.08)	0.89	0.81	–	–	6.69	13.78
R-4 shares
2014	(c)	14.04	(0.07)	0.12	0.05	(1.54)	(1.54)	12.55	(0.03	) (d)
2013		10.96	(0.13)	3.93	3.80	(0.72)	(0.72)	14.04	36.88
2012		10.46	(0.11)	1.19	1.08	(0.58)	(0.58)	10.96	11.27
2011		9.28	(0.12)	1.30	1.18	–	–	10.46	12.72
2010		6.81	(0.09)	2.56	2.47	–	–	9.28	36.27
2009		5.97	(0.07)	0.91	0.84	–	–	6.81	14.07
R-5 shares
2014	(c)	14.36	(0.06)	0.12	0.06	(1.54)	(1.54)	12.88	0.05	(d)
2013		11.18	(0.11)	4.01	3.90	(0.72)	(0.72)	14.36	37.05
2012		10.65	(0.10)	1.21	1.11	(0.58)	(0.58)	11.18	11.36
2011		9.43	(0.11)	1.33	1.22	–	–	10.65	12.94
2010		6.91	(0.08)	2.60	2.52	–	–	9.43	36.47
2009		6.06	(0.06)	0.91	0.85	–	–	6.91	14.03

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

					Ratio of Net
Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

$62,518	1.51	%(f)	1.65	%(f)	(1.12	)%(f)	61 .9	%(f)
30,644	1 .56		1 .78		(1.17)		74 .7
22,970	1 .63		1 .85		(1.20)		79 .9
21,887	1.67		1.83		(1.34)		90 .3
15,935	1 .98		2 .07		(1.60)		125 .2
10,076	2 .21		2 .27		(1.80)		159 .5

1,810,782	1.02	(f)	1.09	(f)	(0.63	) (f)	61 .9	(f)
1,729,462	1.07		1.09		(0.68)		74 .7
1,329,439	1.08		1.10		(0.65)		79 .9
1,185,260	1.07		1.09		(0.74)		90 .3
748,898	1.09		1.12		(0.71)		125 .2
367,233	1.11		1.12		(0.69)		159 .5

3,722	1.89 (f)	,(g)	–		(1.50	) (f)	61 .9	(f)
2,783	1 .94	(g)	–		(1.54)		74 .7
2,531	1.95	(g)	–		(1.52)		79 .9
2,314	1.95	(g)	–		(1.61)		90 .3
1,905	1.97	(g)	–		(1.59)		125 .2
1,139	1.98	(g)	–		(1.55)		159 .5

6,758	1.76 (f)	,(g)	–		(1.37	) (f)	61 .9	(f)
4,061	1 .81	(g)	–		(1.41)		74 .7
3,100	1.82	(g)	–		(1.39)		79 .9
2,867	1.82	(g)	–		(1.48)		90 .3
3,735	1.84	(g)	–		(1.45)		125 .2
2,280	1.85	(g)	–		(1.44)		159 .5

24,009	1 .58 (f)	,(g)	–		(1.19	) (f)	61 .9	(f)
18,858	1 .63	(g)	–		(1.25)		74 .7
11,606	1 .64	(g)	–		(1.21)		79 .9
12,559	1 .64	(g)	–		(1.31)		90 .3
7,952	1 .66	(g)	–		(1.27)		125 .2
4,753	1.67	(g)	–		(1.26)		159 .5

18,355	1 .39 (f)	,(g)	–		(1.00	) (f)	61 .9	(f)
16,584	1 .44	(g)	–		(1.05)		74 .7
12,347	1 .45	(g)	–		(1.01)		79 .9
8,266	1.45	(g)	–		(1.11)		90 .3
5,503	1 .47	(g)	–		(1.08)		125 .2
3,536	1.48	(g)	–		(1.07)		159 .5

39,525	1 .27 (f)	,(g)	–		(0.88	) (f)	61 .9	(f)
31,647	1 .32	(g)	–		(0.93)		74 .7
23,202	1 .33	(g)	–		(0.90)		79 .9
21,633	1 .33	(g)	–		(1.00)		90 .3
13,515	1.35	(g)	–		(0.97)		125 .2
6,124	1.36	(g)	–		(0.97)		159 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2014	(c)	$23 .10	$0 .08	$0 .82	$0 .90	($0.11)	($0.60)	($0.71)	$23 .29
2013		16 .90	0 .17	6 .21	6 .38	(0.18)	–	(0.18)	23.10
2012		15 .03	0 .11	1 .81	1 .92	(0.05)	–	(0.05)	16.90
2011		13 .77	0 .07	1 .26	1 .33	(0.07)	–	(0.07)	15.03
2010		11 .04	0 .03	2 .73	2 .76	(0.03)	–	(0.03)	13.77
2009		11 .48	0 .04	0 .34	0 .38	(0.09)	(0.73)	(0.82)	11.04
Institutional shares
2014	(c)	24.02	0.13	0.84	0.97	(0.18)	(0.60)	(0.78)	24.21
2013		17 .58	0 .26	6 .44	6 .70	(0.26)	–	(0.26)	24.02
2012		15 .63	0 .19	1 .88	2 .07	(0.12)	–	(0.12)	17.58
2011		14 .31	0 .15	1 .32	1 .47	(0.15)	–	(0.15)	15.63
2010		11 .48	0 .11	2 .83	2 .94	(0.11)	–	(0.11)	14.31
2009		11 .91	0 .12	0 .36	0 .48	(0.18)	(0.73)	(0.91)	11.48
R-1 shares
2014	(c)	23.71	0.03	0.83	0.86	(0.01)	(0.60)	(0.61)	23.96
2013		17 .35	0 .09	6 .38	6 .47	(0.11)	–	(0.11)	23.71
2012		15 .43	0 .05	1 .87	1 .92	–	–	–	17.35
2011		14 .15	0 .02	1 .29	1 .31	(0.03)	–	(0.03)	15.43
2010		11.37	–	2.81	2.81	(0.03)	–	(0.03)	14.15
2009		11 .77	0 .03	0 .37	0 .40	(0.07)	(0.73)	(0.80)	11.37
R-2 shares
2014	(c)	24.17	0.05	0.85	0.90	(0.04)	(0.60)	(0.64)	24.43
2013		17 .67	0 .12	6 .50	6 .62	(0.12)	–	(0.12)	24.17
2012		15 .70	0 .07	1 .90	1 .97	–	–	–	17.67
2011		14 .39	0 .04	1 .31	1 .35	(0.04)	–	(0.04)	15.70
2010		11 .54	0 .02	2 .86	2 .88	(0.03)	–	(0.03)	14.39
2009		11 .94	0 .05	0 .36	0 .41	(0.08)	(0.73)	(0.81)	11.54
R-3 shares
2014	(c)	24.34	0.07	0.86	0.93	(0.09)	(0.60)	(0.69)	24.58
2013		17 .82	0 .15	6 .55	6 .70	(0.18)	–	(0.18)	24.34
2012		15 .83	0 .10	1 .92	2 .02	(0.03)	–	(0.03)	17.82
2011		14 .50	0 .07	1 .33	1 .40	(0.07)	–	(0.07)	15.83
2010		11 .63	0 .04	2 .88	2 .92	(0.05)	–	(0.05)	14.50
2009		12 .04	0 .07	0 .36	0 .43	(0.11)	(0.73)	(0.84)	11.63
R-4 shares
2014	(c)	24.51	0.09	0.87	0.96	(0.12)	(0.60)	(0.72)	24.75
2013		17 .93	0 .19	6 .59	6 .78	(0.20)	–	(0.20)	24.51
2012		15 .94	0 .13	1 .93	2 .06	(0.07)	–	(0.07)	17.93
2011		14 .61	0 .10	1 .33	1 .43	(0.10)	–	(0.10)	15.94
2010		11 .71	0 .07	2 .90	2 .97	(0.07)	–	(0.07)	14.61
2009		12 .13	0 .09	0 .36	0 .45	(0.14)	(0.73)	(0.87)	11.71
R-5 shares
2014	(c)	24.61	0.11	0.87	0.98	(0.15)	(0.60)	(0.75)	24.84
2013		18 .00	0 .22	6 .61	6 .83	(0.22)	–	(0.22)	24.61
2012		16 .00	0 .16	1 .92	2 .08	(0.08)	–	(0.08)	18.00
2011		14 .65	0 .12	1 .35	1 .47	(0.12)	–	(0.12)	16.00
2010		11 .75	0 .08	2 .90	2 .98	(0.08)	–	(0.08)	14.65
2009		12 .15	0 .10	0 .38	0 .48	(0.15)	(0.73)	(0.88)	11.75

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets		Turnover Rate

3.89%(d),(e)		$145,821	0.57%	(f)	0.64%	(f)	0.73%	(f)	15 .1%	(f)
38 .11	(e)	140,138	0.61		0.81		0.88		14.6
12 .81	(e)	98,085	0.68		0.87		0.65		16.0
9.67	(e)	89,701	0.67		0.81		0.49		19.1
25 .09	(e)	82,762	0.81		0.88		0.22		30.1
4.55	(e)	64,977	0.93		0.98		0.46		22.8

4.07	(d)	450,001	0.20	(f)	0.20	(f)	1.09	(f)	15 .1	(f)
38.62		384,824	0.21		0.21		1.24		14.6
13.36		203,079	0.20		0.25		1.12		16.0
10.25		143,892	0.20		0.28		0.94		19.1
25 .70		85,231	0 .20		0 .30		0 .83		30 .1
5.40		201,800	0.19		0.22		1.18		22.8

3.64	(d)	14,726	1.04	(f)	–		0.26	(f)	15 .1	(f)
37 .53		14,560	1 .04		–		0.43		14.6
12 .44		9,183	1 .04		–		0.28		16.0
9.26		8,033	1.04		–		0.11		19.1
24 .71		7,286	1 .05		–		(0.02)		30 .1
4.57		5,360	1.04		–		0.31		22.8

3.73	(d)	19,787	0.91	(f)	–		0.40	(f)	15 .1	(f)
37 .71		19,526	0 .91		–		0.57		14.6
12 .55		14,892	0 .91		–		0.42		16.0
9.39		15,045	0.91		–		0.26		19.1
24 .98		19,492	0 .92		–		0.11		30.1
4.58		16,679	0.91		–		0.46		22.8

3.82	(d)	130,437	0.73	(f)	–		0.57	(f)	15 .1	(f)
37.91		106,891	0.73		–		0.73		14.6
12 .78		58,655	0 .73		–		0.59		16.0
9.66		46,472	0.73		–		0.43		19.1
25 .18		47,049	0 .74		–		0.30		30.1
4.78		41,150	0.73		–		0.65		22.8

3.93	(d)	87,383	0.54	(f)	–		0.76	(f)	15 .1	(f)
38 .20		84,904	0 .54		–		0.92		14.6
12 .99		47,925	0 .54		–		0.78		16.0
9.79		45,058	0.54		–		0.61		19.1
25 .44		36,410	0 .55		–		0.49		30.1
4.98		28,218	0.54		–		0.83		22.8

3.98	(d)	207,795	0.42	(f)	–		0.88	(f)	15 .1	(f)
38.36		197,548	0.42		–		1.04		14.6
13.09		108,147	0.42		–		0.92		16.0
10.02		101,159	0.42		–		0.73		19.1
25 .49		87,847	0 .43		–		0.61		30.1
5.17		71,575	0.42		–		0.95		22.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class J shares
2014	(c)	$13 .56	($0.02)	$0 .81	$0 .79	$–	($0.88)	($0.88)	$13 .47
2013		10 .02	0 .03	3 .58	3 .61	(0.07)	–	(0.07)	13.56
2012		8.93	0.01	1.08	1.09	–	–	–	10.02
2011		8.57	(0.02)	0.38	0.36	–	–	–	8.93
2010		6.84	(0.04)	1.77	1.73	–	–	–	8.57
2009	(g)	4.14	(0.02)	2.72	2.70	–	–	–	6.84
Institutional shares
2014	(c)	13.79	0.02	0.82	0.84	(0.06)	(0.88)	(0.94)	13.69
2013		10 .19	0 .11	3 .62	3 .73	(0.13)	–	(0.13)	13.79
2012		9.06	0.08	1.09	1.17	(0.04)	–	(0.04)	10.19
2011		8.67	0.04	0.39	0.43	(0.04)	–	(0.04)	9.06
2010		6.87	0.03	1.80	1.83	(0.03)	–	(0.03)	8.67
2009		6.97	0.03	0.50	0.53	(0.05)	(0.58)	(0.63)	6.87
R-1 shares
2014	(c)	13.10	(0.04)	0.78	0.74	–	(0.88)	(0.88)	12.96
2013		9.69	0.01	3.45	3.46	(0.05)	–	(0.05)	13.10
2012		8.65	–	1.04	1.04	–	–	–	9.69
2011		8.33	(0.04)	0.37	0.33	(0.01)	–	(0.01)	8.65
2010		6.64	(0.04)	1.73	1.69	–	–	–	8.33
2009		6.75	(0.03)	0.50	0.47	–	(0.58)	(0.58)	6.64
R-2 shares
2014	(c)	13.18	(0.03)	0.78	0.75	–	(0.88)	(0.88)	13.05
2013		9.74	0.03	3.47	3.50	(0.06)	–	(0.06)	13.18
2012		8.69	0.01	1.04	1.05	–	–	–	9.74
2011		8.36	(0.03)	0.38	0.35	(0.02)	–	(0.02)	8.69
2010		6.65	(0.03)	1.74	1.71	–	–	–	8.36
2009		6.76	(0.02)	0.49	0.47	–	(0.58)	(0.58)	6.65
R-3 shares
2014	(c)	13.46	(0.02)	0.79	0.77	–	(0.88)	(0.88)	13.35
2013		9.93	0.04	3.55	3.59	(0.06)	–	(0.06)	13.46
2012		8.84	0.02	1.07	1.09	–	–	–	9.93
2011		8.48	(0.01)	0.37	0.36	–	–	–	8.84
2010		6.74	(0.01)	1.75	1.74	–	–	–	8.48
2009		6.83	(0.01)	0.50	0.49	–	(0.58)	(0.58)	6.74
R-4 shares
2014	(c)	13.54	(0.01)	0.81	0.80	(0.02)	(0.88)	(0.90)	13.44
2013		10 .00	0 .07	3 .56	3 .63	(0.09)	–	(0.09)	13.54
2012		8.90	0.04	1.08	1.12	(0.02)	–	(0.02)	10.00
2011		8.54	–	0.39	0.39	(0.03)	–	(0.03)	8.90
2010		6.78	–	1.76	1.76	–	–	–	8.54
2009		6.88	–	0.51	0.51	(0.03)	(0.58)	(0.61)	6.78
R-5 shares
2014	(c)	13.64	–	0.81	0.81	(0.03)	(0.88)	(0.91)	13.54
2013		10 .08	0 .08	3 .59	3 .67	(0.11)	–	(0.11)	13.64
2012		8.96	0.06	1.08	1.14	(0.02)	–	(0.02)	10.08
2011		8.59	0.02	0.38	0.40	(0.03)	–	(0.03)	8.96
2010		6.82	0.01	1.77	1.78	(0.01)	–	(0.01)	8.59
2009		6.92	0.01	0.51	0.52	(0.04)	(0.58)	(0.62)	6.82

See accompanying notes.

		FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Investment Income
		Period (in	to Average Net		Expenses to Average		to Average Net	Portfolio
Total Return		thousands)	Assets		Net Assets(b)		Assets	Turnover Rate

5.98%(d),(e)		$19,639	1.51%	(f)	1.60%	(f)	(0 .26)% (f)	39 .0%	(f)
36 .19	(e)	18,556	1 .63		1 .85		0 .23	60 .5
12 .21	(e)	11,655	1 .70		1 .92		0 .11	53 .5
4.20	(e)	10,466	1.64		1.81		(0.21)	54 .4
25 .29	(e)	11,004	1 .93		2 .05		(0.52)	54 .5
65 .22 (d)	,(e)	7,791	1.93	(f)	2.61	(f)	(0.52) (f)	79 .1	(f)

6.29	(d)	1,491,174	0.97	(f)	0.99	(f)	0.28 (f)	39 .0	(f)
37.05		1,475,200	0.98		1.00		0.93	60.5
13 .00		1,046,022	0.99		1.01		0.83	53.5
4.93		957,766	0.98		1.00		0.45	54.4
26 .64		736,530	1.00		1.02		0.41	54.5
10 .02		319,448	1.01		1.03		0.43	79.1

5.80	(d)	1,897	1.84 (f),	(h)	–		(0.59) (f)	39 .0	(f)
35 .82		2,106	1 .85	(h)	–		0.07	60 .5
12 .02		1,901	1.86	(h)	–		(0.05)	53 .5
3.95		2,059	1.86	(h)	–		(0.43)	54 .4
25 .45		1,038	1.87	(h)	–		(0.47)	54 .5
9.18		741	1.88	(h)	–		(0.45)	79 .1

5.84	(d)	5,871	1.71 (f),	(h)	–		(0.46) (f)	39 .0	(f)
36 .09		6,141	1 .72	(h)	–		0.24	60 .5
12 .08		5,677	1.73	(h)	–		0.08	53 .5
4.12		5,607	1.73	(h)	–		(0.31)	54 .4
25 .71		2,189	1.74	(h)	–		(0.33)	54 .5
9.16		2,226	1.75	(h)	–		(0.31)	79 .1

5.90	(d)	12,211	1 .53 (f),	(h)	–		(0.29) (f)	39 .0	(f)
36 .35		11,825	1 .54	(h)	–		0.37	60 .5
12 .33		8,601	1.55	(h)	–		0.26	53 .5
4.29		11,461	1 .55	(h)	–		(0.11)	54 .4
25 .82		12,722	1 .56	(h)	–		(0.15)	54 .5
9.42		10,045	1 .57	(h)	–		(0.13)	79 .1

6.06	(d)	13,485	1 .34 (f),	(h)	–		(0.11) (f)	39 .0	(f)
36 .58		11,430	1 .35	(h)	–		0.58	60 .5
12 .56		9,258	1.36	(h)	–		0.44	53 .5
4.53		11,939	1 .36	(h)	–		0.05	54 .4
26 .03		2,703	1 .37	(h)	–		0.06	54 .5
9.71		2,456	1.38	(h)	–		0.08	79 .1

6.10	(d)	23,219	1 .22 (f),	(h)	–		0.03 (f)	39 .0	(f)
36 .78		21,954	1 .23	(h)	–		0.72	60 .5
12 .69		19,962	1 .24	(h)	–		0.60	53 .5
4.63		12,994	1 .24	(h)	–		0.20	54 .4
26 .16		6,871	1 .25	(h)	–		0.16	54 .5
9.76		7,404	1.26	(h)	–		0.19	79 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	Bond & Mortgage Securities Fund
	Class J	$1,000.00	$1,022.42	$4.71	$1,000.00	$1,020.13	$4.71	0.94%
	Institutional	1,000.00	1,024.71	2.61	1,000.00	1,022.22	2.61	0.52
R	-1	1,000.00	1,020.28	7.01	1,000.00	1,017.85	7.00	1.40
R	-2	1,000.00	1,020.21	6.36	1,000.00	1,018.50	6.36	1.27
R	-3	1,000.00	1,021.03	5.46	1,000.00	1,019.39	5.46	1.09
R	-4	1,000.00	1,022.50	4.51	1,000.00	1,020.33	4.51	0.90
R	-5	1,000.00	1,022.57	3.91	1,000.00	1,020.93	3.91	0.78

	Core Plus Bond Fund I
	Institutional	1,000.00	1,008.34	2.79	1,000.00	1,022.02	2.81	0.56
R	-1	1,000.00	1,004.50	7.16	1,000.00	1,017.65	7.20	1.44
R	-2	1,000.00	1,004.74	6.51	1,000.00	1,018.30	6.56	1.31
R	-3	1,000.00	1,005.01	5.62	1,000.00	1,019.19	5.66	1.13
R	-4	1,000.00	1,006.31	4.68	1,000.00	1,020.13	4.71	0.94
R	-5	1,000.00	1,006.82	4.08	1,000.00	1,020.73	4.11	0.82

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	Diversified International Fund
	Class J	$1,000.00	$1,035.91	$6.51	$1,000.00	$1,018.40	$6.46	1.29%
	Institutional	1,000.00	1,038.01	4.35	1,000.00	1,020.53	4.31	0.86
R	-1	1,000.00	1,033.39	8.72	1,000.00	1,016.22	8.65	1.73
R	-2	1,000.00	1,033.80	8.07	1,000.00	1,016.86	8.00	1.60
R	-3	1,000.00	1,034.96	7.16	1,000.00	1,017.75	7.10	1.42
R	-4	1,000.00	1,035.63	6.21	1,000.00	1,018.70	6.16	1.23
R	-5	1,000.00	1,036.91	5.61	1,000.00	1,019.29	5.56	1.11

	Equity Income Fund
	Institutional	1,000.00	1,100.56	2.71	1,000.00	1,022.22	2.61	0.52
R	-1	1,000.00	1,095.92	7.22	1,000.00	1,017.90	6.95	1.39
R	-2	1,000.00	1,096.82	6.55	1,000.00	1,018.55	6.31	1.26
R	-3	1,000.00	1,098.02	5.62	1,000.00	1,019.44	5.41	1.08
R	-4	1,000.00	1,098.39	4.63	1,000.00	1,020.38	4.46	0.89
R	-5	1,000.00	1,099.32	4.01	1,000.00	1,020.98	3.86	0.77

	Global Diversified Income Fund
	Institutional	1,000.00	1,060.66	4.19	1,000.00	1,020.73	4.11	0.82

	Global Diversified Income Fund (Excluding Dividends
	and Interest Expense on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,060.70	3.93	1,000.00	1,020.93	3.87	0.77

	Global Real Estate Securities Fund
	Institutional	1,000.00	1,036.38	4.54	1,000.00	1,020.33	4.51	0.90

	Government & High Quality Bond Fund
	Class J	1,000.00	1,013.12	4.59	1,000.00	1,020.23	4.61	0.92
	Institutional	1,000.00	1,015.20	2.55	1,000.00	1,022.27	2.56	0.51
R	-1	1,000.00	1,011.27	6.43	1,000.00	1,018.40	6.46	1.29
R	-2	1,000.00	1,011.93	5.79	1,000.00	1,019.04	5.81	1.16
R	-3	1,000.00	1,012.82	4.89	1,000.00	1,019.93	4.91	0.98
R	-4	1,000.00	1,013.77	3.94	1,000.00	1,020.88	3.96	0.79
R	-5	1,000.00	1,013.45	3.34	1,000.00	1,021.47	3.36	0.67

	High Yield Fund
	Institutional	1,000.00	1,047.08	2.94	1,000.00	1,021.92	2.91	0.58

	High Yield Fund I
	Institutional	1,000.00	1,039.18	3.24	1,000.00	1,021.62	3.21	0.64

	Income Fund
	Class J	1,000.00	1,028.58	4.63	1,000.00	1,020.23	4.61	0.92
	Institutional	1,000.00	1,031.74	2.52	1,000.00	1,022.32	2.51	0.50
R	-1	1,000.00	1,026.24	6.88	1,000.00	1,018.00	6.85	1.37
R	-2	1,000.00	1,027.94	6.23	1,000.00	1,018.65	6.21	1.24
R	-3	1,000.00	1,027.78	5.33	1,000.00	1,019.54	5.31	1.06
R	-4	1,000.00	1,029.82	4.38	1,000.00	1,020.48	4.36	0.87
R	-5	1,000.00	1,029.40	3.77	1,000.00	1,021.08	3.76	0.75

	Inflation Protection Fund
	Class J	1,000.00	1,002.51	5.61	1,000.00	1,019.19	5.66	1.13
	Institutional	1,000.00	1,004.80	1.99	1,000.00	1,022.81	2.01	0.40
R	-1	1,000.00	1,001.33	6.35	1,000.00	1,018.45	6.41	1.28
R	-2	1,000.00	1,001.33	5.71	1,000.00	1,019.09	5.76	1.15
R	-3	1,000.00	1,002.51	4.82	1,000.00	1,019.98	4.86	0.97
R	-4	1,000.00	1,003.68	3.88	1,000.00	1,020.93	3.91	0.78
R	-5	1,000.00	1,004.83	3.28	1,000.00	1,021.52	3.31	0.66

	International Emerging Markets Fund
	Class J	1,000.00	960.65	8.26	1,000.00	1,016.36	8.50	1.70
	Institutional	1,000.00	962.58	5.99	1,000.00	1,018.70	6.16	1.23
R	-1	1,000.00	958.45	10.20	1,000.00	1,014.38	10.49	2.10
R	-2	1,000.00	959.32	9.57	1,000.00	1,015.03	9.84	1.97
R	-3	1,000.00	959.98	8.70	1,000.00	1,015.92	8.95	1.79
R	-4	1,000.00	961.19	7.78	1,000.00	1,016.86	8.00	1.60
R	-5	1,000.00	961.36	7.20	1,000.00	1,017.46	7.40	1.48

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	International Fund I
	Institutional	$1,000.00	$1,039.54	$5.11	$1,000.00	$1,019.79	$5.06	1.01%
R	-1	1,000.00	1,035.06	9.39	1,000.00	1,015.57	9.30	1.86
R	-2	1,000.00	1,035.56	8.73	1,000.00	1,016.22	8.65	1.73
R	-3	1,000.00	1,036.47	7.83	1,000.00	1,017.11	7.75	1.55
R	-4	1,000.00	1,037.51	6.87	1,000.00	1,018.05	6.80	1.36
R	-5	1,000.00	1,037.62	6.26	1,000.00	1,018.65	6.21	1.24

	LargeCap Blend Fund II
	Class J	1,000.00	1,069.81	5.75	1,000.00	1,019.24	5.61	1.12
	Institutional	1,000.00	1,072.17	4.01	1,000.00	1,020.93	3.91	0.78
R	-1	1,000.00	1,067.51	8.30	1,000.00	1,016.76	8.10	1.62
R	-2	1,000.00	1,068.49	7.64	1,000.00	1,017.41	7.45	1.49
R	-3	1,000.00	1,068.98	6.72	1,000.00	1,018.30	6.56	1.31
R	-4	1,000.00	1,069.61	5.75	1,000.00	1,019.24	5.61	1.12
R	-5	1,000.00	1,070.47	5.13	1,000.00	1,019.84	5.01	1.00

	LargeCap Growth Fund
	Class J	1,000.00	1,025.20	5.32	1,000.00	1,019.54	5.31	1.06
	Institutional	1,000.00	1,026.46	3.22	1,000.00	1,021.62	3.21	0.64
R	-1	1,000.00	1,022.69	7.52	1,000.00	1,017.36	7.50	1.50
R	-2	1,000.00	1,023.38	6.87	1,000.00	1,018.00	6.85	1.37
R	-3	1,000.00	1,024.61	5.97	1,000.00	1,018.89	5.96	1.19
R	-4	1,000.00	1,025.72	5.02	1,000.00	1,019.84	5.01	1.00
R	-5	1,000.00	1,025.98	4.42	1,000.00	1,020.43	4.41	0.88

	LargeCap Growth Fund I
	Class J	1,000.00	1,036.60	5.20	1,000.00	1,019.69	5.16	1.03
	Institutional	1,000.00	1,038.92	3.08	1,000.00	1,021.77	3.06	0.61
R	-1	1,000.00	1,034.88	7.42	1,000.00	1,017.50	7.35	1.47
R	-2	1,000.00	1,034.71	6.76	1,000.00	1,018.15	6.71	1.34
R	-3	1,000.00	1,035.74	5.86	1,000.00	1,019.04	5.81	1.16
R	-4	1,000.00	1,037.22	4.90	1,000.00	1,019.98	4.86	0.97
R	-5	1,000.00	1,037.30	4.29	1,000.00	1,020.58	4.26	0.85

	LargeCap Growth Fund II
	Class J	1,000.00	1,058.23	6.74	1,000.00	1,018.25	6.61	1.32
	Institutional	1,000.00	1,060.73	4.45	1,000.00	1,020.48	4.36	0.87
R	-1	1,000.00	1,054.67	8.92	1,000.00	1,016.12	8.75	1.75
R	-2	1,000.00	1,056.57	8.26	1,000.00	1,016.76	8.10	1.62
R	-3	1,000.00	1,057.19	7.35	1,000.00	1,017.65	7.20	1.44
R	-4	1,000.00	1,057.97	6.38	1,000.00	1,018.60	6.26	1.25
R	-5	1,000.00	1,059.50	5.77	1,000.00	1,019.19	5.66	1.13

	LargeCap S&P 500 Index Fund
	Class J	1,000.00	1,080.79	2.68	1,000.00	1,022.22	2.61	0.52
	Institutional	1,000.00	1,082.74	0.83	1,000.00	1,024.00	0.80	0.16
R	-1	1,000.00	1,077.85	5.31	1,000.00	1,019.69	5.16	1.03
R	-2	1,000.00	1,078.55	4.64	1,000.00	1,020.33	4.51	0.90
R	-3	1,000.00	1,079.82	3.71	1,000.00	1,021.22	3.61	0.72
R	-4	1,000.00	1,080.80	2.73	1,000.00	1,022.17	2.66	0.53
R	-5	1,000.00	1,081.13	2.12	1,000.00	1,022.76	2.06	0.41

	LargeCap Value Fund
	Class J	1,000.00	1,074.81	4.37	1,000.00	1,020.58	4.26	0.85
	Institutional	1,000.00	1,077.34	2.16	1,000.00	1,022.71	2.11	0.42
R	-1	1,000.00	1,072.32	6.63	1,000.00	1,018.40	6.46	1.29
R	-2	1,000.00	1,073.40	5.96	1,000.00	1,019.04	5.81	1.16
R	-3	1,000.00	1,074.27	5.04	1,000.00	1,019.93	4.91	0.98
R	-4	1,000.00	1,075.63	4.07	1,000.00	1,020.88	3.96	0.79
R	-5	1,000.00	1,076.32	3.45	1,000.00	1,021.47	3.36	0.67

	LargeCap Value Fund I
	Institutional	1,000.00	1,078.88	4.23	1,000.00	1,020.73	4.11	0.82
R	-1	1,000.00	1,074.61	8.74	1,000.00	1,016.36	8.50	1.70
R	-2	1,000.00	1,074.67	8.08	1,000.00	1,017.01	7.85	1.57
R	-3	1,000.00	1,075.63	7.15	1,000.00	1,017.90	6.95	1.39
R	-4	1,000.00	1,077.19	6.18	1,000.00	1,018.84	6.01	1.20
R	-5	1,000.00	1,077.28	5.56	1,000.00	1,019.44	5.41	1.08

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	LargeCap Value Fund III
	Class J	$1,000.00	$1,084.54	$6.10	$1,000.00	$1,018.94	$5.91	1.18%
	Institutional	1,000.00	1,086.21	3.93	1,000.00	1,021.03	3.81	0.76
R	-1	1,000.00	1,081.69	8.46	1,000.00	1,016.66	8.20	1.64
R	-2	1,000.00	1,082.72	7.80	1,000.00	1,017.31	7.55	1.51
R	-3	1,000.00	1,083.57	6.87	1,000.00	1,018.20	6.66	1.33
R	-4	1,000.00	1,084.55	5.89	1,000.00	1,019.14	5.71	1.14
R	-5	1,000.00	1,085.61	5.27	1,000.00	1,019.74	5.11	1.02

	MidCap Fund
	Class J	1,000.00	1,038.71	4.75	1,000.00	1,020.13	4.71	0.94
	Institutional	1,000.00	1,040.46	3.34	1,000.00	1,021.52	3.31	0.66
R	-1	1,000.00	1,036.30	7.47	1,000.00	1,017.46	7.40	1.48
R	-2	1,000.00	1,037.08	6.82	1,000.00	1,018.10	6.76	1.35
R	-3	1,000.00	1,037.85	5.91	1,000.00	1,018.99	5.86	1.17
R	-4	1,000.00	1,038.96	4.95	1,000.00	1,019.93	4.91	0.98
R	-5	1,000.00	1,039.34	4.35	1,000.00	1,020.53	4.31	0.86

	MidCap Growth Fund
	Class J	1,000.00	1,036.63	6.01	1,000.00	1,018.89	5.96	1.19
	Institutional	1,000.00	1,040.37	3.79	1,000.00	1,021.08	3.76	0.75
R	-1	1,000.00	1,034.95	7.87	1,000.00	1,017.06	7.80	1.56
R	-2	1,000.00	1,036.12	7.22	1,000.00	1,017.70	7.15	1.43
R	-3	1,000.00	1,037.46	6.31	1,000.00	1,018.60	6.26	1.25
R	-4	1,000.00	1,037.71	5.36	1,000.00	1,019.54	5.31	1.06
R	-5	1,000.00	1,039.32	4.75	1,000.00	1,020.13	4.71	0.94

	MidCap Growth Fund III
	Class J	1,000.00	1,034.71	7.16	1,000.00	1,017.75	7.10	1.42
	Institutional	1,000.00	1,037.67	4.80	1,000.00	1,020.08	4.76	0.95
R	-1	1,000.00	1,033.13	9.23	1,000.00	1,015.72	9.15	1.83
R	-2	1,000.00	1,034.16	8.57	1,000.00	1,016.36	8.50	1.70
R	-3	1,000.00	1,034.32	7.67	1,000.00	1,017.26	7.60	1.52
R	-4	1,000.00	1,035.55	6.71	1,000.00	1,018.20	6.66	1.33
R	-5	1,000.00	1,036.21	6.11	1,000.00	1,018.79	6.06	1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	1,055.77	3.16	1,000.00	1,021.72	3.11	0.62
	Institutional	1,000.00	1,058.22	1.02	1,000.00	1,023.80	1.00	0.20
R	-1	1,000.00	1,053.39	5.29	1,000.00	1,019.64	5.21	1.04
R	-2	1,000.00	1,054.27	4.64	1,000.00	1,020.28	4.56	0.91
R	-3	1,000.00	1,055.66	3.72	1,000.00	1,021.17	3.66	0.73
R	-4	1,000.00	1,056.59	2.75	1,000.00	1,022.12	2.71	0.54
R	-5	1,000.00	1,056.77	2.14	1,000.00	1,022.71	2.11	0.42

	MidCap Value Fund I
	Class J	1,000.00	1,090.24	7.10	1,000.00	1,018.00	6.85	1.37
	Institutional	1,000.00	1,092.08	4.93	1,000.00	1,020.08	4.76	0.95
R	-1	1,000.00	1,087.80	9.37	1,000.00	1,015.82	9.05	1.81
R	-2	1,000.00	1,088.22	8.70	1,000.00	1,016.46	8.40	1.68
R	-3	1,000.00	1,089.28	7.77	1,000.00	1,017.36	7.50	1.50
R	-4	1,000.00	1,090.38	6.79	1,000.00	1,018.30	6.56	1.31
R	-5	1,000.00	1,091.16	6.17	1,000.00	1,018.89	5.96	1.19

	MidCap Value Fund III
	Class J	1,000.00	1,080.55	5.36	1,000.00	1,019.64	5.21	1.04
	Institutional	1,000.00	1,082.63	3.30	1,000.00	1,021.62	3.21	0.64
R	-1	1,000.00	1,078.13	7.78	1,000.00	1,017.31	7.55	1.51
R	-2	1,000.00	1,078.54	7.11	1,000.00	1,017.95	6.90	1.38
R	-3	1,000.00	1,079.32	6.19	1,000.00	1,018.84	6.01	1.20
R	-4	1,000.00	1,080.56	5.21	1,000.00	1,019.79	5.06	1.01
R	-5	1,000.00	1,081.82	4.59	1,000.00	1,020.38	4.46	0.89

	Money Market Fund
	Class J	1,000.00	1,000.00	0.84	1,000.00	1,023.95	0.85	0.17
	Institutional	1,000.00	1,000.00	0.84	1,000.00	1,023.95	0.85	0.17

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	Overseas Fund
	Institutional	$1,000.00	$1,062.52	$5.42	$1,000.00	$1,019.54	$5.31	1.06%
R	-1	1,000.00	1,057.46	9.85	1,000.00	1,015.22	9.64	1.93
R	-2	1,000.00	1,058.56	9.19	1,000.00	1,015.87	9.00	1.80
R	-3	1,000.00	1,059.84	8.27	1,000.00	1,016.76	8.10	1.62
R	-4	1,000.00	1,060.09	7.30	1,000.00	1,017.70	7.15	1.43
R	-5	1,000.00	1,061.22	6.70	1,000.00	1,018.30	6.56	1.31

	Principal Capital Appreciation Fund
	Institutional	1,000.00	1,079.43	2.37	1,000.00	1,022.51	2.31	0.46
R	-1	1,000.00	1,074.76	6.89	1,000.00	1,018.15	6.71	1.34
R	-2	1,000.00	1,075.44	6.23	1,000.00	1,018.79	6.06	1.21
R	-3	1,000.00	1,076.35	5.30	1,000.00	1,019.69	5.16	1.03
R	-4	1,000.00	1,077.37	4.33	1,000.00	1,020.63	4.21	0.84
R	-5	1,000.00	1,078.00	3.71	1,000.00	1,021.22	3.61	0.72

	Principal LifeTime 2010 Fund
	Class J	1,000.00	1,036.02	1.72	1,000.00	1,023.11	1.71	0.34
	Institutional	1,000.00	1,037.39	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,032.72	4.59	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,033.27	3.93	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,035.12	3.03	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,035.30	2.07	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,036.37	1.46	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	1,040.87	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,035.96	4.59	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,037.52	3.94	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,038.13	3.03	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,038.88	2.07	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,039.86	1.47	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2020 Fund
	Class J	1,000.00	1,041.71	1.67	1,000.00	1,023.16	1.66	0.33
	Institutional	1,000.00	1,043.05	0.15	1,000.00	1,024.65	0.15	0.03
R	-1	1,000.00	1,038.77	4.60	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,039.37	3.94	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,040.08	3.03	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,041.27	2.08	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,041.47	1.47	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	1,044.31	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,039.50	4.60	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,040.72	3.95	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,041.83	3.04	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,042.38	2.08	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,043.19	1.47	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2030 Fund
	Class J	1,000.00	1,044.50	1.77	1,000.00	1,023.06	1.76	0.35
	Institutional	1,000.00	1,045.97	0.15	1,000.00	1,024.65	0.15	0.03
R	-1	1,000.00	1,041.70	4.61	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,042.18	3.95	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,042.83	3.04	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,044.21	2.08	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,045.01	1.47	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	1,047.00	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,043.16	4.61	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,043.50	3.95	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,044.35	3.04	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,044.91	2.08	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,046.84	1.47	1,000.00	1,023.36	1.45	0.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	Principal LifeTime 2040 Fund
	Class J	$1,000.00	$1,047.09	$1.93	$1,000.00	$1,022.91	$1.91	0.38%
	Institutional	1,000.00	1,047.93	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,043.80	4.61	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,044.58	3.95	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,045.77	3.04	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,046.33	2.08	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,047.18	1.47	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2045 Fund
	Institutional	1,000.00	1,050.20	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,045.98	4.67	1,000.00	1,020.23	4.61	0.92
R	-2	1,000.00	1,046.81	4.01	1,000.00	1,020.88	3.96	0.79
R	-3	1,000.00	1,048.02	3.10	1,000.00	1,021.77	3.06	0.61
R	-4	1,000.00	1,048.35	2.13	1,000.00	1,022.71	2.11	0.42
R	-5	1,000.00	1,049.96	1.52	1,000.00	1,023.31	1.51	0.30

	Principal LifeTime 2050 Fund
	Class J	1,000.00	1,049.05	2.39	1,000.00	1,022.46	2.36	0.47
	Institutional	1,000.00	1,051.24	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,046.78	4.62	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,047.09	3.96	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,048.65	3.05	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,048.63	2.08	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,050.01	1.47	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	1,050.56	0.36	1,000.00	1,024.45	0.35	0.07
R	-1	1,000.00	1,046.80	4.67	1,000.00	1,020.23	4.61	0.92
R	-2	1,000.00	1,046.45	4.01	1,000.00	1,020.88	3.96	0.79
R	-3	1,000.00	1,047.48	3.10	1,000.00	1,021.77	3.06	0.61
R	-4	1,000.00	1,049.31	2.13	1,000.00	1,022.71	2.11	0.42
R	-5	1,000.00	1,049.53	1.52	1,000.00	1,023.31	1.51	0.30

	Principal LifeTime 2060 Fund
	Class J	1,000.00	1,048.65	2.08	1,000.00	1,022.76	2.06	0.41
	Institutional	1,000.00	1,050.60	0.66	1,000.00	1,024.15	0.65	0.13
R	-1	1,000.00	1,046.48	4.87	1,000.00	1,020.03	4.81	0.96
R	-2	1,000.00	1,047.33	4.21	1,000.00	1,020.68	4.16	0.83
R	-3	1,000.00	1,048.06	3.30	1,000.00	1,021.57	3.26	0.65
R	-4	1,000.00	1,048.96	2.34	1,000.00	1,022.51	2.31	0.46
R	-5	1,000.00	1,049.81	1.73	1,000.00	1,023.11	1.71	0.34

	Principal LifeTime Strategic Income Fund
	Class J	1,000.00	1,029.47	1.86	1,000.00	1,022.96	1.86	0.37
	Institutional	1,000.00	1,030.99	0.20	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,026.02	4.57	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,027.35	3.92	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,027.78	3.02	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,029.03	2.06	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,030.16	1.46	1,000.00	1,023.36	1.45	0.29

	Real Estate Securities Fund
	Class J	1,000.00	1,090.19	6.69	1,000.00	1,018.40	6.46	1.29
	Institutional	1,000.00	1,092.10	4.67	1,000.00	1,020.33	4.51	0.90
R	-1	1,000.00	1,088.07	8.90	1,000.00	1,016.27	8.60	1.72
R	-2	1,000.00	1,089.04	8.24	1,000.00	1,016.91	7.95	1.59
R	-3	1,000.00	1,089.80	7.31	1,000.00	1,017.80	7.05	1.41
R	-4	1,000.00	1,090.57	6.32	1,000.00	1,018.74	6.11	1.22
R	-5	1,000.00	1,091.55	5.70	1,000.00	1,019.34	5.51	1.10

	SAM Balanced Portfolio
	Class J	1,000.00	1,044.70	3.09	1,000.00	1,021.77	3.06	0.61
	Institutional	1,000.00	1,045.57	1.62	1,000.00	1,023.21	1.61	0.32
R	-1	1,000.00	1,041.12	6.02	1,000.00	1,018.89	5.96	1.19
R	-2	1,000.00	1,041.97	5.37	1,000.00	1,019.54	5.31	1.06
R	-3	1,000.00	1,042.85	4.46	1,000.00	1,020.43	4.41	0.88
R	-4	1,000.00	1,043.75	3.50	1,000.00	1,021.37	3.46	0.69
R	-5	1,000.00	1,044.33	2.89	1,000.00	1,021.97	2.86	0.57

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	SAM Conservative Balanced Portfolio
	Class J	$1,000.00	$1,038.68	$3.08	$1,000.00	$1,021.77	$3.06	0.61%
	Institutional	1,000.00	1,039.18	1.62	1,000.00	1,023.21	1.61	0.32
R	-1	1,000.00	1,035.33	6.01	1,000.00	1,018.89	5.96	1.19
R	-2	1,000.00	1,036.25	5.35	1,000.00	1,019.54	5.31	1.06
R	-3	1,000.00	1,037.35	4.45	1,000.00	1,020.43	4.41	0.88
R	-4	1,000.00	1,037.30	3.49	1,000.00	1,021.37	3.46	0.69
R	-5	1,000.00	1,037.93	2.88	1,000.00	1,021.97	2.86	0.57

	SAM Conservative Growth Portfolio
	Class J	1,000.00	1,050.77	3.15	1,000.00	1,021.72	3.11	0.62
	Institutional	1,000.00	1,052.42	1.63	1,000.00	1,023.21	1.61	0.32
R	-1	1,000.00	1,047.90	6.04	1,000.00	1,018.89	5.96	1.19
R	-2	1,000.00	1,048.36	5.38	1,000.00	1,019.54	5.31	1.06
R	-3	1,000.00	1,049.50	4.47	1,000.00	1,020.43	4.41	0.88
R	-4	1,000.00	1,050.18	3.51	1,000.00	1,021.37	3.46	0.69
R	-5	1,000.00	1,050.57	2.90	1,000.00	1,021.97	2.86	0.57

	SAM Flexible Income Portfolio
	Class J	1,000.00	1,035.86	3.08	1,000.00	1,021.77	3.06	0.61
	Institutional	1,000.00	1,037.98	1.67	1,000.00	1,023.16	1.66	0.33
R	-1	1,000.00	1,033.58	6.00	1,000.00	1,018.89	5.96	1.19
R	-2	1,000.00	1,034.21	5.35	1,000.00	1,019.54	5.31	1.06
R	-3	1,000.00	1,035.19	4.44	1,000.00	1,020.43	4.41	0.88
R	-4	1,000.00	1,036.10	3.48	1,000.00	1,021.37	3.46	0.69
R	-5	1,000.00	1,036.77	2.88	1,000.00	1,021.97	2.86	0.57

	SAM Strategic Growth Portfolio
	Class J	1,000.00	1,053.55	3.26	1,000.00	1,021.62	3.21	0.64
	Institutional	1,000.00	1,055.47	1.63	1,000.00	1,023.21	1.61	0.32
R	-1	1,000.00	1,050.74	6.05	1,000.00	1,018.89	5.96	1.19
R	-2	1,000.00	1,051.26	5.39	1,000.00	1,019.54	5.31	1.06
R	-3	1,000.00	1,052.24	4.48	1,000.00	1,020.43	4.41	0.88
R	-4	1,000.00	1,053.49	3.51	1,000.00	1,021.37	3.46	0.69
R	-5	1,000.00	1,054.36	2.90	1,000.00	1,021.97	2.86	0.57

	Short-Term Income Fund
	Class J	1,000.00	1,006.66	4.08	1,000.00	1,020.73	4.11	0.82
	Institutional	1,000.00	1,008.54	2.19	1,000.00	1,022.61	2.21	0.44
R	-1	1,000.00	1,004.26	6.46	1,000.00	1,018.35	6.51	1.30
R	-2	1,000.00	1,004.90	5.87	1,000.00	1,018.94	5.91	1.18
R	-3	1,000.00	1,005.80	4.92	1,000.00	1,019.89	4.96	0.99
R	-4	1,000.00	1,005.98	3.93	1,000.00	1,020.88	3.96	0.79
R	-5	1,000.00	1,007.35	3.38	1,000.00	1,021.42	3.41	0.68

	SmallCap Blend Fund
	Class J	1,000.00	1,068.86	5.90	1,000.00	1,019.09	5.76	1.15
	Institutional	1,000.00	1,071.09	4.06	1,000.00	1,020.88	3.96	0.79
R	-1	1,000.00	1,066.53	8.40	1,000.00	1,016.66	8.20	1.64
R	-2	1,000.00	1,067.66	7.74	1,000.00	1,017.31	7.55	1.51
R	-3	1,000.00	1,068.21	6.82	1,000.00	1,018.20	6.66	1.33
R	-4	1,000.00	1,069.00	5.85	1,000.00	1,019.14	5.71	1.14
R	-5	1,000.00	1,069.83	5.23	1,000.00	1,019.74	5.11	1.02

	SmallCap Growth Fund I
	Class J	1,000.00	999.73	7.49	1,000.00	1,017.31	7.55	1.51
	Institutional	1,000.00	1,001.92	5.06	1,000.00	1,019.74	5.11	1.02
R	-1	1,000.00	998.09	9.36	1,000.00	1,015.42	9.44	1.89
R	-2	1,000.00	998.06	8.72	1,000.00	1,016.07	8.80	1.76
R	-3	1,000.00	998.97	7.83	1,000.00	1,016.96	7.90	1.58
R	-4	1,000.00	999.75	6.89	1,000.00	1,017.90	6.95	1.39
R	-5	1,000.00	1,000.46	6.30	1,000.00	1,018.50	6.36	1.27

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

			Actual			Hypothetical
		Beginning		Expenses Paid			Expenses Paid
		Account		During Period	Beginning		During Period
		Value	Ending	November 1,	Account Value	Ending	November 1,	Annualized
		November 1,	Account Value	2013 to	November 1,	Account Value	2013 to	Expense
		2013	April 30, 2014	April 30, 2014 (a)	2013	April 30, 2014	April 30, 2014 (a)	Ratio
	SmallCap S&P 600 Index Fund
	Class J	$1,000.00	$1,038.87	$2.88	$1,000.00	$1,021.97	$2.86	0.57%
	Institutional	1,000.00	1,040.65	1.01	1,000.00	1,023.80	1.00	0.20
R	-1	1,000.00	1,036.44	5.25	1,000.00	1,019.64	5.21	1.04
R	-2	1,000.00	1,037.26	4.60	1,000.00	1,020.28	4.56	0.91
R	-3	1,000.00	1,038.17	3.69	1,000.00	1,021.17	3.66	0.73
R	-4	1,000.00	1,039.26	2.73	1,000.00	1,022.12	2.71	0.54
R	-5	1,000.00	1,039.76	2.12	1,000.00	1,022.71	2.11	0.42

	SmallCap Value Fund II
	Class J	1,000.00	1,059.81	7.71	1,000.00	1,017.31	7.55	1.51
	Institutional	1,000.00	1,062.90	4.96	1,000.00	1,019.98	4.86	0.97
R	-1	1,000.00	1,057.99	9.39	1,000.00	1,015.67	9.20	1.84
R	-2	1,000.00	1,058.39	8.73	1,000.00	1,016.31	8.55	1.71
R	-3	1,000.00	1,059.02	7.81	1,000.00	1,017.21	7.65	1.53
R	-4	1,000.00	1,060.57	6.85	1,000.00	1,018.15	6.71	1.34
R	-5	1,000.00	1,061.03	6.23	1,000.00	1,018.74	6.11	1.22

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS
Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2014, and the Statement of Additional Information dated March 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Emerald Advisers, Inc. (“Emerald”) related to the SmallCap Growth Fund I; (2) Sub-advisory Agreements with William Blair & Company, LLC (“William Blair”) and Robert W. Baird & Co Incorporated (“Baird”) related to the MidCap Growth Fund III; (3) an Amended and Restated Sub-advisory Agreement with W.H. Reaves & Company, Inc. (“W.H. Reaves”) related to the Global Diversified Income Fund; and (4) a Sub-advisory Agreement with Origin Asset Management LLP (“Origin”) and an Amended and Restated Management Agreement with Principal Management Corporation (the “Manager”) related to the International Fund I.

Emerald Sub-Advisory Agreement

At its December 9, 2013 meeting, the Board considered, for SmallCap Growth Fund I (the “Fund”), the approval of a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Emerald, contingent upon shareholder approval of the merger of the SmallCap Growth Fund II (“Target Fund”), for which Emerald previously served as subadvisor, into the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Emerald, investment approach of Emerald, the experience and skills of Emerald’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended Emerald based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by Emerald under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical performance of Emerald with respect to the Target Fund for each of the past five calendar years, as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year and five-year performance returns as of September 30, 2013 of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board also reviewed the risk/return measures of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual risk/return measures for the five-year period ended September 30, 2013. The Board concluded, based on the information provided, that the historical investment performance record of Emerald was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Emerald from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found Emerald’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and Emerald. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by Emerald when evaluating the subadvisory fee. The Board noted that Emerald may use soft dollars and that Emerald’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Baird & William Blair Sub-Advisory Agreements

On December 9, 2013, the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of subadvisory agreements (each a “Subadvisory Agreement” and together the “Subadvisory Agreements”) between the Manager and each of Baird and William Blair (together, the “Subadvisors” and each a “Subadvisor”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisors, investment approach of the Subadvisors, the experience and skills of the Subadvisors’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended each Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Subadvisor under its Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and ten-year performance returns and rankings as of September 30, 2013 of each Subadvisor in funds with investment strategies similar to the investment strategy for the Fund, as compared to a Morningstar peer group and a relevant benchmark index. The Board also reviewed the relevant historical performance for each Subadvisor for each of the past five calendar years as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year, five-year and ten-year performance returns as of September 30, 2013 of the Fund assuming Baird and William Blair had been subadvisors, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board concluded, based on the information provided, that the historical investment performance record of each Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee for each Subadvisor, noting that the Manager will compensate the Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted that the proposed subadvisory fee schedules include breakpoints and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found each Subadvisor’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rates were negotiated at arm’s-length between the Manager and the Subadvisor. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisors when evaluating the subadvisory fees. The Board noted that each Subadvisor may use soft dollars and that each Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that approval of each Subadvisory Agreement is in the best interests of the Fund.

W.H. Reaves Sub-Advisory Agreement

On December 9, 2013, the Board, on behalf of the Global Diversified Income Fund (the “Fund”), considered for approval an amended and restated subadvisory agreement (the “Subadvisory Agreement”) between the Manager and W.H. Reaves in connection with the proposal to reduce W.H. Reaves’ fee.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reduction. The Board considered the Manager’s representation that the subadvisory fee reduction would not reduce the quality or quantity of the services provided by W.H. Reaves to the Fund and that W.H. Reaves’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by W.H. Reaves under the Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.

Origin Sub-Advisory Agreement and Management Agreement with Manager

On March 10, 2014, the Board met to consider for the International Fund I (the “Fund”) (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager, in connection with the proposal to reduce the Manager’s fee effective upon shareholder approval of the proposed change in sub-adviser for the Fund, and (2) the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Origin. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

With respect to the Management Agreement, the Board considered the Manager’s representation that the advisory fee reduction would not reduce the quality or quantity of the services provided by the Manager to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement, other than to the fee schedule.

The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by the Manager under the Management Agreement and had concluded, based on the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement.

In approving the Sub-advisory Agreement, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Origin, investment approach of Origin, the experience and skills of Origin’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended Origin based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Origin under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year and five-year performance returns and rankings as of December 31, 2013 of Origin in an international equity strategy composite, as compared to the Fund’s actual returns, a relevant benchmark index and a relevant Morningstar category. The Board also reviewed Origin’s relevant historical performance for the past five calendar year periods, as well as for an additional period during which the Fund’s current sub-advisers both were managing the Fund. The Board concluded, based on the information provided, that the historical investment performance record of Origin was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Origin from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the Sub-adviser’s proposed fee to be competitive for this strategy. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Origin when evaluating the subadvisory fee. The Board noted that Origin may use soft dollars and that Origin’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Special Meeting of Shareholders
Principal Funds, Inc. – SmallCap Growth Fund II
Held April 18, 2014

1.	Approval of a Plan of Acquisition providing for the reorganization of the SmallCap Growth Fund II (the “Acquired Fund”) into the SmallCap Growth Fund I (the “Acquiring Fund”):

In Favor	Opposed	Abstain
11,930,799.238	4,436,085.994	275,466.759

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

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GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

Not authorized for distribution unless preceded or accompanied by a current prospectus, or a summary prospectus if available, that includes information about the Fund’s objectives, risks, charges and expenses.

Please read it carefully before investing.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV382-08 | 06/2014 | t14042100m4
©2014 Principal Financial Services, Inc.